UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           October 31
Date of reporting period:        November 1, 2024 to April 30, 2025

Item 1. Reports to Stockholders

Conservative Strategy Fund

Class A

RCLAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Conservative Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$27	0.54%

Key Fund Statistics

  Net Assets (thousands)$63,062
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $58
  Portfolio Turnover Rate16%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.5%
Domestic Equities	10.6%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Conservative Strategy Fund

Class C

RCLCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Conservative Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$64	1.29%

Key Fund Statistics

  Net Assets (thousands)$63,062
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $58
  Portfolio Turnover Rate16%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.5%
Domestic Equities	10.6%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Conservative Strategy Fund

Class R1

RCLRX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Conservative Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$11	0.22%

Key Fund Statistics

  Net Assets (thousands)$63,062
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $58
  Portfolio Turnover Rate16%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.5%
Domestic Equities	10.6%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Conservative Strategy Fund

Class R5

RCLVX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Conservative Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$36	0.72%

Key Fund Statistics

  Net Assets (thousands)$63,062
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $58
  Portfolio Turnover Rate16%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.5%
Domestic Equities	10.6%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Conservative Strategy Fund

Class S

RCLSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Conservative Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$17	0.35%

Key Fund Statistics

  Net Assets (thousands)$63,062
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $58
  Portfolio Turnover Rate16%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.5%
Domestic Equities	10.6%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Moderate Strategy Fund

Class A

RMLAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Moderate Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$25	0.50%

Key Fund Statistics

  Net Assets (thousands)$121,617
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $107
  Portfolio Turnover Rate13%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	53.3%
International Equities	21.0%
Domestic Equities	15.8%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Moderate Strategy Fund

Class C

RMLCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Moderate Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$62	1.25%

Key Fund Statistics

  Net Assets (thousands)$121,617
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $107
  Portfolio Turnover Rate13%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	53.3%
International Equities	21.0%
Domestic Equities	15.8%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Moderate Strategy Fund

Class R1

RMLRX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Moderate Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$12	0.25%

Key Fund Statistics

  Net Assets (thousands)$121,617
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $107
  Portfolio Turnover Rate13%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	53.3%
International Equities	21.0%
Domestic Equities	15.8%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Moderate Strategy Fund

Class R5

RMLVX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Moderate Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$37	0.75%

Key Fund Statistics

  Net Assets (thousands)$121,617
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $107
  Portfolio Turnover Rate13%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	53.3%
International Equities	21.0%
Domestic Equities	15.8%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Moderate Strategy Fund

Class S

RMLSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Moderate Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$16	0.33%

Key Fund Statistics

  Net Assets (thousands)$121,617
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $107
  Portfolio Turnover Rate13%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	53.3%
International Equities	21.0%
Domestic Equities	15.8%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Balanced Strategy Fund

Class A

RBLAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Balanced Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$28	0.56%

Key Fund Statistics

  Net Assets (thousands)$589,669
  Total Number of Portfolio Holdings 13
  Total Advisory Fees Paid (thousands) $525
  Portfolio Turnover Rate16%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	34.9%
Fixed Income	32.5%
Domestic Equities	20.7%
Multi-Asset	8.0%
Alternative	4.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Balanced Strategy Fund

Class C

RBLCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Balanced Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$65	1.31%

Key Fund Statistics

  Net Assets (thousands)$589,669
  Total Number of Portfolio Holdings 13
  Total Advisory Fees Paid (thousands) $525
  Portfolio Turnover Rate16%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	34.9%
Fixed Income	32.5%
Domestic Equities	20.7%
Multi-Asset	8.0%
Alternative	4.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Balanced Strategy Fund

Class R1

RBLRX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Balanced Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$17	0.35%

Key Fund Statistics

  Net Assets (thousands)$589,669
  Total Number of Portfolio Holdings 13
  Total Advisory Fees Paid (thousands) $525
  Portfolio Turnover Rate16%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	34.9%
Fixed Income	32.5%
Domestic Equities	20.7%
Multi-Asset	8.0%
Alternative	4.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Balanced Strategy Fund

Class R5

RBLVX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Balanced Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$42	0.85%

Key Fund Statistics

  Net Assets (thousands)$589,669
  Total Number of Portfolio Holdings 13
  Total Advisory Fees Paid (thousands) $525
  Portfolio Turnover Rate16%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	34.9%
Fixed Income	32.5%
Domestic Equities	20.7%
Multi-Asset	8.0%
Alternative	4.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Balanced Strategy Fund

Class S

RBLSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Balanced Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$20	0.41%

Key Fund Statistics

  Net Assets (thousands)$589,669
  Total Number of Portfolio Holdings 13
  Total Advisory Fees Paid (thousands) $525
  Portfolio Turnover Rate16%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	34.9%
Fixed Income	32.5%
Domestic Equities	20.7%
Multi-Asset	8.0%
Alternative	4.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Aggressive Strategy Fund

Class A

RALAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Aggressive Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$29	0.59%

Key Fund Statistics

  Net Assets (thousands)$565,697
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $502
  Portfolio Turnover Rate14%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.4%
Domestic Equities	32.6%
Fixed Income	14.1%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Aggressive Strategy Fund

Class C

RALCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Aggressive Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$66	1.34%

Key Fund Statistics

  Net Assets (thousands)$565,697
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $502
  Portfolio Turnover Rate14%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.4%
Domestic Equities	32.6%
Fixed Income	14.1%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Aggressive Strategy Fund

Class R1

RALRX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Aggressive Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$14	0.29%

Key Fund Statistics

  Net Assets (thousands)$565,697
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $502
  Portfolio Turnover Rate14%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.4%
Domestic Equities	32.6%
Fixed Income	14.1%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Aggressive Strategy Fund

Class R5

RALVX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Aggressive Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$39	0.79%

Key Fund Statistics

  Net Assets (thousands)$565,697
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $502
  Portfolio Turnover Rate14%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.4%
Domestic Equities	32.6%
Fixed Income	14.1%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Aggressive Strategy Fund

Class S

RALSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Aggressive Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$17	0.34%

Key Fund Statistics

  Net Assets (thousands)$565,697
  Total Number of Portfolio Holdings 12
  Total Advisory Fees Paid (thousands) $502
  Portfolio Turnover Rate14%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.4%
Domestic Equities	32.6%
Fixed Income	14.1%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Aggressive Strategy Fund

Class A

REAAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$29	0.58%

Key Fund Statistics

  Net Assets (thousands)$290,196
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $258
  Portfolio Turnover Rate12%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	43.4%
Domestic Equities	38.4%
Multi-Asset	8.0%
Alternative	5.5%
Fixed Income	4.8%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Aggressive Strategy Fund

Class C

RELCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$66	1.33%

Key Fund Statistics

  Net Assets (thousands)$290,196
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $258
  Portfolio Turnover Rate12%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	43.4%
Domestic Equities	38.4%
Multi-Asset	8.0%
Alternative	5.5%
Fixed Income	4.8%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Aggressive Strategy Fund

Class R1

RELRX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$12	0.25%

Key Fund Statistics

  Net Assets (thousands)$290,196
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $258
  Portfolio Turnover Rate12%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	43.4%
Domestic Equities	38.4%
Multi-Asset	8.0%
Alternative	5.5%
Fixed Income	4.8%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Aggressive Strategy Fund

Class R5

RELVX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$37	0.75%

Key Fund Statistics

  Net Assets (thousands)$290,196
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $258
  Portfolio Turnover Rate12%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	43.4%
Domestic Equities	38.4%
Multi-Asset	8.0%
Alternative	5.5%
Fixed Income	4.8%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Aggressive Strategy Fund

Class S

RELSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$16	0.33%

Key Fund Statistics

  Net Assets (thousands)$290,196
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $258
  Portfolio Turnover Rate12%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	43.4%
Domestic Equities	38.4%
Multi-Asset	8.0%
Alternative	5.5%
Fixed Income	4.8%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor U.S. Equity Fund

Class A

RTDAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$45	0.91%

Key Fund Statistics

  Net Assets (thousands)$351,532
  Total Number of Portfolio Holdings 750
  Total Advisory Fees Paid (thousands) $590
  Portfolio Turnover Rate12%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	5.4%
Common Stocks	94.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	33.5%
Financial Services	15.9%
Consumer Discretionary	13.2%
Health Care	9.2%
Producer Durables	7.2%
Utilities	4.0%
Consumer Staples	3.9%
Materials and Processing	3.9%
Energy	3.5%
Other	5.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor U.S. Equity Fund

Class C

RTDCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$81	1.66%

Key Fund Statistics

  Net Assets (thousands)$351,532
  Total Number of Portfolio Holdings 750
  Total Advisory Fees Paid (thousands) $590
  Portfolio Turnover Rate12%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	5.4%
Common Stocks	94.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	33.5%
Financial Services	15.9%
Consumer Discretionary	13.2%
Health Care	9.2%
Producer Durables	7.2%
Utilities	4.0%
Consumer Staples	3.9%
Materials and Processing	3.9%
Energy	3.5%
Other	5.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor U.S. Equity Fund

Class M

RTDTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$25	0.51%

Key Fund Statistics

  Net Assets (thousands)$351,532
  Total Number of Portfolio Holdings 750
  Total Advisory Fees Paid (thousands) $590
  Portfolio Turnover Rate12%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	5.4%
Common Stocks	94.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	33.5%
Financial Services	15.9%
Consumer Discretionary	13.2%
Health Care	9.2%
Producer Durables	7.2%
Utilities	4.0%
Consumer Staples	3.9%
Materials and Processing	3.9%
Energy	3.5%
Other	5.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor U.S. Equity Fund

Class R6

RTDRX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$24	0.49%

Key Fund Statistics

  Net Assets (thousands)$351,532
  Total Number of Portfolio Holdings 750
  Total Advisory Fees Paid (thousands) $590
  Portfolio Turnover Rate12%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	5.4%
Common Stocks	94.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	33.5%
Financial Services	15.9%
Consumer Discretionary	13.2%
Health Care	9.2%
Producer Durables	7.2%
Utilities	4.0%
Consumer Staples	3.9%
Materials and Processing	3.9%
Energy	3.5%
Other	5.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor U.S. Equity Fund

Class S

RTDSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$32	0.66%

Key Fund Statistics

  Net Assets (thousands)$351,532
  Total Number of Portfolio Holdings 750
  Total Advisory Fees Paid (thousands) $590
  Portfolio Turnover Rate12%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	5.4%
Common Stocks	94.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	33.5%
Financial Services	15.9%
Consumer Discretionary	13.2%
Health Care	9.2%
Producer Durables	7.2%
Utilities	4.0%
Consumer Staples	3.9%
Materials and Processing	3.9%
Energy	3.5%
Other	5.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor U.S. Equity Fund

Class Y

RTDYX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$23	0.46%

Key Fund Statistics

  Net Assets (thousands)$351,532
  Total Number of Portfolio Holdings 750
  Total Advisory Fees Paid (thousands) $590
  Portfolio Turnover Rate12%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	5.4%
Common Stocks	94.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	33.5%
Financial Services	15.9%
Consumer Discretionary	13.2%
Health Care	9.2%
Producer Durables	7.2%
Utilities	4.0%
Consumer Staples	3.9%
Materials and Processing	3.9%
Energy	3.5%
Other	5.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Income Fund

Class A

RSQAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$55	1.12%

Key Fund Statistics

  Net Assets (thousands)$155,505
  Total Number of Portfolio Holdings 274
  Total Advisory Fees Paid (thousands) $476
  Portfolio Turnover Rate11%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	4.8%
Common Stocks	94.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.1%
Health Care	13.8%
Consumer Staples	10.9%
Producer Durables	9.2%
Technology	8.1%
Utilities	8.1%
Consumer Discretionary	7.7%
Materials and Processing	7.1%
Energy	6.9%
Other	5.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Income Fund

Class C

REQSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$92	1.87%

Key Fund Statistics

  Net Assets (thousands)$155,505
  Total Number of Portfolio Holdings 274
  Total Advisory Fees Paid (thousands) $476
  Portfolio Turnover Rate11%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	4.8%
Common Stocks	94.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.1%
Health Care	13.8%
Consumer Staples	10.9%
Producer Durables	9.2%
Technology	8.1%
Utilities	8.1%
Consumer Discretionary	7.7%
Materials and Processing	7.1%
Energy	6.9%
Other	5.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Income Fund

Class S

RLISX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$41	0.83%

Key Fund Statistics

  Net Assets (thousands)$155,505
  Total Number of Portfolio Holdings 274
  Total Advisory Fees Paid (thousands) $476
  Portfolio Turnover Rate11%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	4.8%
Common Stocks	94.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.1%
Health Care	13.8%
Consumer Staples	10.9%
Producer Durables	9.2%
Technology	8.1%
Utilities	8.1%
Consumer Discretionary	7.7%
Materials and Processing	7.1%
Energy	6.9%
Other	5.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Equity Income Fund

Class Y

REAYX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$33	0.67%

Key Fund Statistics

  Net Assets (thousands)$155,505
  Total Number of Portfolio Holdings 274
  Total Advisory Fees Paid (thousands) $476
  Portfolio Turnover Rate11%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	4.8%
Common Stocks	94.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.1%
Health Care	13.8%
Consumer Staples	10.9%
Producer Durables	9.2%
Technology	8.1%
Utilities	8.1%
Consumer Discretionary	7.7%
Materials and Processing	7.1%
Energy	6.9%
Other	5.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Sustainable Aware Equity Fund

Class A

REQAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Sustainable Aware Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$63	1.29%

Key Fund Statistics

  Net Assets (thousands)$154,779
  Total Number of Portfolio Holdings 545
  Total Advisory Fees Paid (thousands) $467
  Portfolio Turnover Rate39%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(5.8)%
Short-Term Investments	4.6%
Common Stocks	101.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.4%
Financial Services	13.9%
Producer Durables	13.6%
Health Care	13.0%
Consumer Discretionary	12.6%
Consumer Staples	5.2%
Materials and Processing	4.2%
Utilities	1.8%
Energy	1.4%
Other	(1.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Sustainable Aware Equity Fund

Class C

REQCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Sustainable Aware Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$99	2.04%

Key Fund Statistics

  Net Assets (thousands)$154,779
  Total Number of Portfolio Holdings 545
  Total Advisory Fees Paid (thousands) $467
  Portfolio Turnover Rate39%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(5.8)%
Short-Term Investments	4.6%
Common Stocks	101.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.4%
Financial Services	13.9%
Producer Durables	13.6%
Health Care	13.0%
Consumer Discretionary	12.6%
Consumer Staples	5.2%
Materials and Processing	4.2%
Utilities	1.8%
Energy	1.4%
Other	(1.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Sustainable Aware Equity Fund

Class S

REQTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Sustainable Aware Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$49	1.00%

Key Fund Statistics

  Net Assets (thousands)$154,779
  Total Number of Portfolio Holdings 545
  Total Advisory Fees Paid (thousands) $467
  Portfolio Turnover Rate39%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(5.8)%
Short-Term Investments	4.6%
Common Stocks	101.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.4%
Financial Services	13.9%
Producer Durables	13.6%
Health Care	13.0%
Consumer Discretionary	12.6%
Consumer Staples	5.2%
Materials and Processing	4.2%
Utilities	1.8%
Energy	1.4%
Other	(1.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Sustainable Aware Equity Fund

Class Y

REUYX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Sustainable Aware Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$41	0.84%

Key Fund Statistics

  Net Assets (thousands)$154,779
  Total Number of Portfolio Holdings 545
  Total Advisory Fees Paid (thousands) $467
  Portfolio Turnover Rate39%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(5.8)%
Short-Term Investments	4.6%
Common Stocks	101.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.4%
Financial Services	13.9%
Producer Durables	13.6%
Health Care	13.0%
Consumer Discretionary	12.6%
Consumer Staples	5.2%
Materials and Processing	4.2%
Utilities	1.8%
Energy	1.4%
Other	(1.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Strategic Equity Fund

Class A

RSEAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$53	1.09%

Key Fund Statistics

  Net Assets (thousands)$2,932,481
  Total Number of Portfolio Holdings 504
  Total Advisory Fees Paid (thousands) $8,677
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(5.0)%
Short-Term Investments	3.6%
Common Stocks	101.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.6%
Consumer Discretionary	14.9%
Financial Services	13.8%
Health Care	11.7%
Producer Durables	8.3%
Materials and Processing	5.1%
Consumer Staples	4.8%
Energy	3.6%
Utilities	3.4%
Other	(1.2)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Strategic Equity Fund

Class C

RSECX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$89	1.84%

Key Fund Statistics

  Net Assets (thousands)$2,932,481
  Total Number of Portfolio Holdings 504
  Total Advisory Fees Paid (thousands) $8,677
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(5.0)%
Short-Term Investments	3.6%
Common Stocks	101.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.6%
Consumer Discretionary	14.9%
Financial Services	13.8%
Health Care	11.7%
Producer Durables	8.3%
Materials and Processing	5.1%
Consumer Staples	4.8%
Energy	3.6%
Utilities	3.4%
Other	(1.2)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Strategic Equity Fund

Class M

RUSTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$36	0.74%

Key Fund Statistics

  Net Assets (thousands)$2,932,481
  Total Number of Portfolio Holdings 504
  Total Advisory Fees Paid (thousands) $8,677
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(5.0)%
Short-Term Investments	3.6%
Common Stocks	101.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.6%
Consumer Discretionary	14.9%
Financial Services	13.8%
Health Care	11.7%
Producer Durables	8.3%
Materials and Processing	5.1%
Consumer Staples	4.8%
Energy	3.6%
Utilities	3.4%
Other	(1.2)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Strategic Equity Fund

Class S

RSESX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$41	0.84%

Key Fund Statistics

  Net Assets (thousands)$2,932,481
  Total Number of Portfolio Holdings 504
  Total Advisory Fees Paid (thousands) $8,677
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(5.0)%
Short-Term Investments	3.6%
Common Stocks	101.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.6%
Consumer Discretionary	14.9%
Financial Services	13.8%
Health Care	11.7%
Producer Durables	8.3%
Materials and Processing	5.1%
Consumer Staples	4.8%
Energy	3.6%
Utilities	3.4%
Other	(1.2)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Strategic Equity Fund

Class Y

RUSPX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$32	0.66%

Key Fund Statistics

  Net Assets (thousands)$2,932,481
  Total Number of Portfolio Holdings 504
  Total Advisory Fees Paid (thousands) $8,677
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(5.0)%
Short-Term Investments	3.6%
Common Stocks	101.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.6%
Consumer Discretionary	14.9%
Financial Services	13.8%
Health Care	11.7%
Producer Durables	8.3%
Materials and Processing	5.1%
Consumer Staples	4.8%
Energy	3.6%
Utilities	3.4%
Other	(1.2)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Small Cap Equity Fund

Class A

RLACX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$64	1.37%

Key Fund Statistics

  Net Assets (thousands)$600,478
  Total Number of Portfolio Holdings 1,161
  Total Advisory Fees Paid (thousands) $2,471
  Portfolio Turnover Rate40%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(3.7)%
Short-Term Investments	3.7%
Common Stocks	100.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.7%
Health Care	19.1%
Producer Durables	15.9%
Technology	12.5%
Consumer Discretionary	10.8%
Materials and Processing	7.8%
Energy	3.9%
Utilities	3.6%
Consumer Staples	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Small Cap Equity Fund

Class C

RLECX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$99	2.12%

Key Fund Statistics

  Net Assets (thousands)$600,478
  Total Number of Portfolio Holdings 1,161
  Total Advisory Fees Paid (thousands) $2,471
  Portfolio Turnover Rate40%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(3.7)%
Short-Term Investments	3.7%
Common Stocks	100.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.7%
Health Care	19.1%
Producer Durables	15.9%
Technology	12.5%
Consumer Discretionary	10.8%
Materials and Processing	7.8%
Energy	3.9%
Utilities	3.6%
Consumer Staples	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Small Cap Equity Fund

Class M

RUNTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$46	0.98%

Key Fund Statistics

  Net Assets (thousands)$600,478
  Total Number of Portfolio Holdings 1,161
  Total Advisory Fees Paid (thousands) $2,471
  Portfolio Turnover Rate40%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(3.7)%
Short-Term Investments	3.7%
Common Stocks	100.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.7%
Health Care	19.1%
Producer Durables	15.9%
Technology	12.5%
Consumer Discretionary	10.8%
Materials and Processing	7.8%
Energy	3.9%
Utilities	3.6%
Consumer Staples	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Small Cap Equity Fund

Class R6

RSCRX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$45	0.95%

Key Fund Statistics

  Net Assets (thousands)$600,478
  Total Number of Portfolio Holdings 1,161
  Total Advisory Fees Paid (thousands) $2,471
  Portfolio Turnover Rate40%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(3.7)%
Short-Term Investments	3.7%
Common Stocks	100.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.7%
Health Care	19.1%
Producer Durables	15.9%
Technology	12.5%
Consumer Discretionary	10.8%
Materials and Processing	7.8%
Energy	3.9%
Utilities	3.6%
Consumer Staples	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Small Cap Equity Fund

Class S

RLESX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$51	1.08%

Key Fund Statistics

  Net Assets (thousands)$600,478
  Total Number of Portfolio Holdings 1,161
  Total Advisory Fees Paid (thousands) $2,471
  Portfolio Turnover Rate40%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(3.7)%
Short-Term Investments	3.7%
Common Stocks	100.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.7%
Health Care	19.1%
Producer Durables	15.9%
Technology	12.5%
Consumer Discretionary	10.8%
Materials and Processing	7.8%
Energy	3.9%
Utilities	3.6%
Consumer Staples	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

U.S. Small Cap Equity Fund

Class Y

REBYX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$43	0.92%

Key Fund Statistics

  Net Assets (thousands)$600,478
  Total Number of Portfolio Holdings 1,161
  Total Advisory Fees Paid (thousands) $2,471
  Portfolio Turnover Rate40%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(3.7)%
Short-Term Investments	3.7%
Common Stocks	100.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.7%
Health Care	19.1%
Producer Durables	15.9%
Technology	12.5%
Consumer Discretionary	10.8%
Materials and Processing	7.8%
Energy	3.9%
Utilities	3.6%
Consumer Staples	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor International Equity Fund

Class M

RTITX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multifactor International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$45	0.87%

Key Fund Statistics

  Net Assets (thousands)$117,256
  Total Number of Portfolio Holdings 763
  Total Advisory Fees Paid (thousands) $302
  Portfolio Turnover Rate16%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.4%
Short-Term Investments	4.4%
Common Stocks	92.9%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	18.5%
Canada	9.9%
United Kingdom	9.7%
Germany	8.5%
United States	8.0%
France	6.6%
Australia	5.0%
Netherlands	4.1%
Switzerland	3.7%
Sweden	3.1%
Other Common Stocks	15.8%
Other	7.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor International Equity Fund

Class R6

RTIRX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multifactor International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$44	0.84%

Key Fund Statistics

  Net Assets (thousands)$117,256
  Total Number of Portfolio Holdings 763
  Total Advisory Fees Paid (thousands) $302
  Portfolio Turnover Rate16%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.4%
Short-Term Investments	4.4%
Common Stocks	92.9%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	18.5%
Canada	9.9%
United Kingdom	9.7%
Germany	8.5%
United States	8.0%
France	6.6%
Australia	5.0%
Netherlands	4.1%
Switzerland	3.7%
Sweden	3.1%
Other Common Stocks	15.8%
Other	7.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor International Equity Fund

Class S

RTISX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multifactor International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$53	1.02%

Key Fund Statistics

  Net Assets (thousands)$117,256
  Total Number of Portfolio Holdings 763
  Total Advisory Fees Paid (thousands) $302
  Portfolio Turnover Rate16%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.4%
Short-Term Investments	4.4%
Common Stocks	92.9%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	18.5%
Canada	9.9%
United Kingdom	9.7%
Germany	8.5%
United States	8.0%
France	6.6%
Australia	5.0%
Netherlands	4.1%
Switzerland	3.7%
Sweden	3.1%
Other Common Stocks	15.8%
Other	7.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multifactor International Equity Fund

Class Y

RTIYX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multifactor International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$43	0.83%

Key Fund Statistics

  Net Assets (thousands)$117,256
  Total Number of Portfolio Holdings 763
  Total Advisory Fees Paid (thousands) $302
  Portfolio Turnover Rate16%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.4%
Short-Term Investments	4.4%
Common Stocks	92.9%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	18.5%
Canada	9.9%
United Kingdom	9.7%
Germany	8.5%
United States	8.0%
France	6.6%
Australia	5.0%
Netherlands	4.1%
Switzerland	3.7%
Sweden	3.1%
Other Common Stocks	15.8%
Other	7.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

International Developed Markets Fund

Class A

RLNAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about International Developed Markets Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$66	1.28%

Key Fund Statistics

  Net Assets (thousands)$1,053,176
  Total Number of Portfolio Holdings 548
  Total Advisory Fees Paid (thousands) $3,590
  Portfolio Turnover Rate14%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.6%
Preferred Stocks	0.8%
Short-Term Investments	4.6%
Common Stocks	92.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	15.8%
United Kingdom	10.2%
United States	10.2%
Germany	8.7%
France	8.1%
Netherlands	4.4%
Canada	3.7%
Switzerland	3.5%
China	3.2%
Italy	3.1%
Other Common Stocks	21.1%
Other	8.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

International Developed Markets Fund

Class C

RLNCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about International Developed Markets Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$104	2.03%

Key Fund Statistics

  Net Assets (thousands)$1,053,176
  Total Number of Portfolio Holdings 548
  Total Advisory Fees Paid (thousands) $3,590
  Portfolio Turnover Rate14%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.6%
Preferred Stocks	0.8%
Short-Term Investments	4.6%
Common Stocks	92.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	15.8%
United Kingdom	10.2%
United States	10.2%
Germany	8.7%
France	8.1%
Netherlands	4.4%
Canada	3.7%
Switzerland	3.5%
China	3.2%
Italy	3.1%
Other Common Stocks	21.1%
Other	8.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

International Developed Markets Fund

Class M

RNTTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about International Developed Markets Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$46	0.89%

Key Fund Statistics

  Net Assets (thousands)$1,053,176
  Total Number of Portfolio Holdings 548
  Total Advisory Fees Paid (thousands) $3,590
  Portfolio Turnover Rate14%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.6%
Preferred Stocks	0.8%
Short-Term Investments	4.6%
Common Stocks	92.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	15.8%
United Kingdom	10.2%
United States	10.2%
Germany	8.7%
France	8.1%
Netherlands	4.4%
Canada	3.7%
Switzerland	3.5%
China	3.2%
Italy	3.1%
Other Common Stocks	21.1%
Other	8.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

International Developed Markets Fund

Class S

RINTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about International Developed Markets Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$51	0.99%

Key Fund Statistics

  Net Assets (thousands)$1,053,176
  Total Number of Portfolio Holdings 548
  Total Advisory Fees Paid (thousands) $3,590
  Portfolio Turnover Rate14%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.6%
Preferred Stocks	0.8%
Short-Term Investments	4.6%
Common Stocks	92.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	15.8%
United Kingdom	10.2%
United States	10.2%
Germany	8.7%
France	8.1%
Netherlands	4.4%
Canada	3.7%
Switzerland	3.5%
China	3.2%
Italy	3.1%
Other Common Stocks	21.1%
Other	8.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

International Developed Markets Fund

Class Y

RINYX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about International Developed Markets Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$43	0.83%

Key Fund Statistics

  Net Assets (thousands)$1,053,176
  Total Number of Portfolio Holdings 548
  Total Advisory Fees Paid (thousands) $3,590
  Portfolio Turnover Rate14%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.6%
Preferred Stocks	0.8%
Short-Term Investments	4.6%
Common Stocks	92.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	15.8%
United Kingdom	10.2%
United States	10.2%
Germany	8.7%
France	8.1%
Netherlands	4.4%
Canada	3.7%
Switzerland	3.5%
China	3.2%
Italy	3.1%
Other Common Stocks	21.1%
Other	8.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Equity Fund

Class A

RGEAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$61	1.23%

Key Fund Statistics

  Net Assets (thousands)$1,884,843
  Total Number of Portfolio Holdings 637
  Total Advisory Fees Paid (thousands) $6,907
  Portfolio Turnover Rate25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.8%
Preferred Stocks	0.5%
Short-Term Investments	5.5%
Common Stocks	91.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	51.8%
Japan	6.9%
United Kingdom	4.9%
France	4.2%
Germany	3.0%
Netherlands	2.6%
Taiwan	2.0%
Canada	1.7%
China	1.3%
Hong Kong	1.3%
Other Common Stocks	11.5%
Other	8.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Equity Fund

Class C

RGECX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$98	1.98%

Key Fund Statistics

  Net Assets (thousands)$1,884,843
  Total Number of Portfolio Holdings 637
  Total Advisory Fees Paid (thousands) $6,907
  Portfolio Turnover Rate25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.8%
Preferred Stocks	0.5%
Short-Term Investments	5.5%
Common Stocks	91.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	51.8%
Japan	6.9%
United Kingdom	4.9%
France	4.2%
Germany	3.0%
Netherlands	2.6%
Taiwan	2.0%
Canada	1.7%
China	1.3%
Hong Kong	1.3%
Other Common Stocks	11.5%
Other	8.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Equity Fund

Class M

RGDTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$44	0.88%

Key Fund Statistics

  Net Assets (thousands)$1,884,843
  Total Number of Portfolio Holdings 637
  Total Advisory Fees Paid (thousands) $6,907
  Portfolio Turnover Rate25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.8%
Preferred Stocks	0.5%
Short-Term Investments	5.5%
Common Stocks	91.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	51.8%
Japan	6.9%
United Kingdom	4.9%
France	4.2%
Germany	3.0%
Netherlands	2.6%
Taiwan	2.0%
Canada	1.7%
China	1.3%
Hong Kong	1.3%
Other Common Stocks	11.5%
Other	8.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Equity Fund

Class S

RGESX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$49	0.98%

Key Fund Statistics

  Net Assets (thousands)$1,884,843
  Total Number of Portfolio Holdings 637
  Total Advisory Fees Paid (thousands) $6,907
  Portfolio Turnover Rate25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.8%
Preferred Stocks	0.5%
Short-Term Investments	5.5%
Common Stocks	91.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	51.8%
Japan	6.9%
United Kingdom	4.9%
France	4.2%
Germany	3.0%
Netherlands	2.6%
Taiwan	2.0%
Canada	1.7%
China	1.3%
Hong Kong	1.3%
Other Common Stocks	11.5%
Other	8.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Equity Fund

Class Y

RLGYX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$39	0.78%

Key Fund Statistics

  Net Assets (thousands)$1,884,843
  Total Number of Portfolio Holdings 637
  Total Advisory Fees Paid (thousands) $6,907
  Portfolio Turnover Rate25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.8%
Preferred Stocks	0.5%
Short-Term Investments	5.5%
Common Stocks	91.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	51.8%
Japan	6.9%
United Kingdom	4.9%
France	4.2%
Germany	3.0%
Netherlands	2.6%
Taiwan	2.0%
Canada	1.7%
China	1.3%
Hong Kong	1.3%
Other Common Stocks	11.5%
Other	8.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Emerging Markets Fund

Class A

REMAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$72	1.45%

Key Fund Statistics

  Net Assets (thousands)$730,582
  Total Number of Portfolio Holdings 501
  Total Advisory Fees Paid (thousands) $3,402
  Portfolio Turnover Rate33%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Preferred Stocks	1.0%
Short-Term Investments	3.4%
Common Stocks	95.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	28.6%
India	15.5%
Taiwan	13.0%
South Korea	10.1%
Brazil	5.6%
Saudi Arabia	2.7%
South Africa	2.6%
Thailand	1.9%
United Arab Emirates	1.8%
Mexico	1.3%
Other Common Stocks	12.2%
Other	4.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Emerging Markets Fund

Class C

REMCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$110	2.20%

Key Fund Statistics

  Net Assets (thousands)$730,582
  Total Number of Portfolio Holdings 501
  Total Advisory Fees Paid (thousands) $3,402
  Portfolio Turnover Rate33%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Preferred Stocks	1.0%
Short-Term Investments	3.4%
Common Stocks	95.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	28.6%
India	15.5%
Taiwan	13.0%
South Korea	10.1%
Brazil	5.6%
Saudi Arabia	2.7%
South Africa	2.6%
Thailand	1.9%
United Arab Emirates	1.8%
Mexico	1.3%
Other Common Stocks	12.2%
Other	4.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Emerging Markets Fund

Class M

RMMTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$55	1.10%

Key Fund Statistics

  Net Assets (thousands)$730,582
  Total Number of Portfolio Holdings 501
  Total Advisory Fees Paid (thousands) $3,402
  Portfolio Turnover Rate33%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Preferred Stocks	1.0%
Short-Term Investments	3.4%
Common Stocks	95.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	28.6%
India	15.5%
Taiwan	13.0%
South Korea	10.1%
Brazil	5.6%
Saudi Arabia	2.7%
South Africa	2.6%
Thailand	1.9%
United Arab Emirates	1.8%
Mexico	1.3%
Other Common Stocks	12.2%
Other	4.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Emerging Markets Fund

Class R6

REGRX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$53	1.05%

Key Fund Statistics

  Net Assets (thousands)$730,582
  Total Number of Portfolio Holdings 501
  Total Advisory Fees Paid (thousands) $3,402
  Portfolio Turnover Rate33%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Preferred Stocks	1.0%
Short-Term Investments	3.4%
Common Stocks	95.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	28.6%
India	15.5%
Taiwan	13.0%
South Korea	10.1%
Brazil	5.6%
Saudi Arabia	2.7%
South Africa	2.6%
Thailand	1.9%
United Arab Emirates	1.8%
Mexico	1.3%
Other Common Stocks	12.2%
Other	4.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Emerging Markets Fund

Class S

REMSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$60	1.20%

Key Fund Statistics

  Net Assets (thousands)$730,582
  Total Number of Portfolio Holdings 501
  Total Advisory Fees Paid (thousands) $3,402
  Portfolio Turnover Rate33%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Preferred Stocks	1.0%
Short-Term Investments	3.4%
Common Stocks	95.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	28.6%
India	15.5%
Taiwan	13.0%
South Korea	10.1%
Brazil	5.6%
Saudi Arabia	2.7%
South Africa	2.6%
Thailand	1.9%
United Arab Emirates	1.8%
Mexico	1.3%
Other Common Stocks	12.2%
Other	4.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Emerging Markets Fund

Class Y

REMYX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$51	1.02%

Key Fund Statistics

  Net Assets (thousands)$730,582
  Total Number of Portfolio Holdings 501
  Total Advisory Fees Paid (thousands) $3,402
  Portfolio Turnover Rate33%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Preferred Stocks	1.0%
Short-Term Investments	3.4%
Common Stocks	95.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	28.6%
India	15.5%
Taiwan	13.0%
South Korea	10.1%
Brazil	5.6%
Saudi Arabia	2.7%
South Africa	2.6%
Thailand	1.9%
United Arab Emirates	1.8%
Mexico	1.3%
Other Common Stocks	12.2%
Other	4.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed U.S. Large Cap Fund

Class A

RTLAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Managed U.S. Large Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$56	1.16%

Key Fund Statistics

  Net Assets (thousands)$9,173,066
  Total Number of Portfolio Holdings 381
  Total Advisory Fees Paid (thousands) $30,113
  Portfolio Turnover Rate17%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.6%
Common Stocks	98.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.4%
Consumer Discretionary	14.6%
Financial Services	14.0%
Health Care	11.0%
Producer Durables	7.4%
Utilities	4.6%
Consumer Staples	4.4%
Materials and Processing	3.7%
Energy	3.2%
Other	1.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed U.S. Large Cap Fund

Class C

RTLCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Managed U.S. Large Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$93	1.91%

Key Fund Statistics

  Net Assets (thousands)$9,173,066
  Total Number of Portfolio Holdings 381
  Total Advisory Fees Paid (thousands) $30,113
  Portfolio Turnover Rate17%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.6%
Common Stocks	98.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.4%
Consumer Discretionary	14.6%
Financial Services	14.0%
Health Care	11.0%
Producer Durables	7.4%
Utilities	4.6%
Consumer Staples	4.4%
Materials and Processing	3.7%
Energy	3.2%
Other	1.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed U.S. Large Cap Fund

Class M

RTMTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Managed U.S. Large Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$39	0.81%

Key Fund Statistics

  Net Assets (thousands)$9,173,066
  Total Number of Portfolio Holdings 381
  Total Advisory Fees Paid (thousands) $30,113
  Portfolio Turnover Rate17%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.6%
Common Stocks	98.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.4%
Consumer Discretionary	14.6%
Financial Services	14.0%
Health Care	11.0%
Producer Durables	7.4%
Utilities	4.6%
Consumer Staples	4.4%
Materials and Processing	3.7%
Energy	3.2%
Other	1.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed U.S. Large Cap Fund

Class S

RETSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Managed U.S. Large Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$44	0.91%

Key Fund Statistics

  Net Assets (thousands)$9,173,066
  Total Number of Portfolio Holdings 381
  Total Advisory Fees Paid (thousands) $30,113
  Portfolio Turnover Rate17%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.6%
Common Stocks	98.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.4%
Consumer Discretionary	14.6%
Financial Services	14.0%
Health Care	11.0%
Producer Durables	7.4%
Utilities	4.6%
Consumer Staples	4.4%
Materials and Processing	3.7%
Energy	3.2%
Other	1.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed U.S. Mid & Small Cap Fund

Class A

RTSAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Managed U.S. Mid & Small Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$69	1.49%

Key Fund Statistics

  Net Assets (thousands)$1,482,026
  Total Number of Portfolio Holdings 822
  Total Advisory Fees Paid (thousands) $7,828
  Portfolio Turnover Rate29%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	2.9%
Common Stocks	96.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.2%
Producer Durables	16.3%
Health Care	13.5%
Technology	12.6%
Consumer Discretionary	11.9%
Materials and Processing	10.4%
Consumer Staples	3.3%
Utilities	3.0%
Energy	2.5%
Other	3.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed U.S. Mid & Small Cap Fund

Class C

RTSCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Managed U.S. Mid & Small Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$103	2.21%

Key Fund Statistics

  Net Assets (thousands)$1,482,026
  Total Number of Portfolio Holdings 822
  Total Advisory Fees Paid (thousands) $7,828
  Portfolio Turnover Rate29%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	2.9%
Common Stocks	96.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.2%
Producer Durables	16.3%
Health Care	13.5%
Technology	12.6%
Consumer Discretionary	11.9%
Materials and Processing	10.4%
Consumer Staples	3.3%
Utilities	3.0%
Energy	2.5%
Other	3.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed U.S. Mid & Small Cap Fund

Class M

RTOUX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Managed U.S. Mid & Small Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$52	1.11%

Key Fund Statistics

  Net Assets (thousands)$1,482,026
  Total Number of Portfolio Holdings 822
  Total Advisory Fees Paid (thousands) $7,828
  Portfolio Turnover Rate29%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	2.9%
Common Stocks	96.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.2%
Producer Durables	16.3%
Health Care	13.5%
Technology	12.6%
Consumer Discretionary	11.9%
Materials and Processing	10.4%
Consumer Staples	3.3%
Utilities	3.0%
Energy	2.5%
Other	3.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed U.S. Mid & Small Cap Fund

Class S

RTSSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Managed U.S. Mid & Small Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$56	1.21%

Key Fund Statistics

  Net Assets (thousands)$1,482,026
  Total Number of Portfolio Holdings 822
  Total Advisory Fees Paid (thousands) $7,828
  Portfolio Turnover Rate29%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	2.9%
Common Stocks	96.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.2%
Producer Durables	16.3%
Health Care	13.5%
Technology	12.6%
Consumer Discretionary	11.9%
Materials and Processing	10.4%
Consumer Staples	3.3%
Utilities	3.0%
Energy	2.5%
Other	3.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed International Equity Fund

Class A

RTNAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Managed International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$66	1.29%

Key Fund Statistics

  Net Assets (thousands)$4,340,056
  Total Number of Portfolio Holdings 929
  Total Advisory Fees Paid (thousands) $16,589
  Portfolio Turnover Rate13%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.7%
Short-Term Investments	3.7%
Common Stocks	93.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	11.3%
China	10.6%
United States	7.9%
United Kingdom	7.2%
Germany	6.8%
France	6.3%
India	5.3%
Taiwan	4.6%
Netherlands	3.4%
Canada	3.3%
Other Common Stocks	26.6%
Other	6.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed International Equity Fund

Class C

RTNCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Managed International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$104	2.04%

Key Fund Statistics

  Net Assets (thousands)$4,340,056
  Total Number of Portfolio Holdings 929
  Total Advisory Fees Paid (thousands) $16,589
  Portfolio Turnover Rate13%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.7%
Short-Term Investments	3.7%
Common Stocks	93.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	11.3%
China	10.6%
United States	7.9%
United Kingdom	7.2%
Germany	6.8%
France	6.3%
India	5.3%
Taiwan	4.6%
Netherlands	3.4%
Canada	3.3%
Other Common Stocks	26.6%
Other	6.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed International Equity Fund

Class M

RTIUX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Managed International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$48	0.94%

Key Fund Statistics

  Net Assets (thousands)$4,340,056
  Total Number of Portfolio Holdings 929
  Total Advisory Fees Paid (thousands) $16,589
  Portfolio Turnover Rate13%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.7%
Short-Term Investments	3.7%
Common Stocks	93.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	11.3%
China	10.6%
United States	7.9%
United Kingdom	7.2%
Germany	6.8%
France	6.3%
India	5.3%
Taiwan	4.6%
Netherlands	3.4%
Canada	3.3%
Other Common Stocks	26.6%
Other	6.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed International Equity Fund

Class S

RTNSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Managed International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$53	1.04%

Key Fund Statistics

  Net Assets (thousands)$4,340,056
  Total Number of Portfolio Holdings 929
  Total Advisory Fees Paid (thousands) $16,589
  Portfolio Turnover Rate13%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.7%
Short-Term Investments	3.7%
Common Stocks	93.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	11.3%
China	10.6%
United States	7.9%
United Kingdom	7.2%
Germany	6.8%
France	6.3%
India	5.3%
Taiwan	4.6%
Netherlands	3.4%
Canada	3.3%
Other Common Stocks	26.6%
Other	6.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed Real Assets Fund

Class A

RTXAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Managed Real Assets Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$65	1.34%

Key Fund Statistics

  Net Assets (thousands)$1,029,038
  Total Number of Portfolio Holdings 402
  Total Advisory Fees Paid (thousands) $4,392
  Portfolio Turnover Rate25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.4%
Preferred Stocks	1.2%
Short-Term Investments	2.7%
Common Stocks	95.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	63.3%
Australia	4.5%
Canada	3.7%
France	3.3%
Mexico	2.8%
Spain	1.9%
Brazil	1.7%
United Kingdom	1.6%
China	1.5%
Argentina	1.3%
Other Common Stocks	10.1%
Other	4.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed Real Assets Fund

Class C

RTXCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Managed Real Assets Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$101	2.09%

Key Fund Statistics

  Net Assets (thousands)$1,029,038
  Total Number of Portfolio Holdings 402
  Total Advisory Fees Paid (thousands) $4,392
  Portfolio Turnover Rate25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.4%
Preferred Stocks	1.2%
Short-Term Investments	2.7%
Common Stocks	95.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	63.3%
Australia	4.5%
Canada	3.7%
France	3.3%
Mexico	2.8%
Spain	1.9%
Brazil	1.7%
United Kingdom	1.6%
China	1.5%
Argentina	1.3%
Other Common Stocks	10.1%
Other	4.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed Real Assets Fund

Class M

RTXMX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Managed Real Assets Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$48	0.99%

Key Fund Statistics

  Net Assets (thousands)$1,029,038
  Total Number of Portfolio Holdings 402
  Total Advisory Fees Paid (thousands) $4,392
  Portfolio Turnover Rate25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.4%
Preferred Stocks	1.2%
Short-Term Investments	2.7%
Common Stocks	95.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	63.3%
Australia	4.5%
Canada	3.7%
France	3.3%
Mexico	2.8%
Spain	1.9%
Brazil	1.7%
United Kingdom	1.6%
China	1.5%
Argentina	1.3%
Other Common Stocks	10.1%
Other	4.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Managed Real Assets Fund

Class S

RTXSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Managed Real Assets Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$53	1.09%

Key Fund Statistics

  Net Assets (thousands)$1,029,038
  Total Number of Portfolio Holdings 402
  Total Advisory Fees Paid (thousands) $4,392
  Portfolio Turnover Rate25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.4%
Preferred Stocks	1.2%
Short-Term Investments	2.7%
Common Stocks	95.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	63.3%
Australia	4.5%
Canada	3.7%
France	3.3%
Mexico	2.8%
Spain	1.9%
Brazil	1.7%
United Kingdom	1.6%
China	1.5%
Argentina	1.3%
Other Common Stocks	10.1%
Other	4.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Opportunistic Credit Fund

Class A

RGCAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Opportunistic Credit Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$50	1.00%

Key Fund Statistics

  Net Assets (thousands)$485,862
  Total Number of Portfolio Holdings 1,390
  Total Advisory Fees Paid (thousands) $1,361
  Portfolio Turnover Rate31%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.5%
Common Stocks	1.3%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	89.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	30.5%
International Debt	30.0%
Mortgage-Backed Securities	14.2%
Non-US Bonds	11.0%
Asset-Backed Securities	3.7%
Other	10.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Opportunistic Credit Fund

Class C

RGCCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Opportunistic Credit Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$88	1.75%

Key Fund Statistics

  Net Assets (thousands)$485,862
  Total Number of Portfolio Holdings 1,390
  Total Advisory Fees Paid (thousands) $1,361
  Portfolio Turnover Rate31%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.5%
Common Stocks	1.3%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	89.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	30.5%
International Debt	30.0%
Mortgage-Backed Securities	14.2%
Non-US Bonds	11.0%
Asset-Backed Securities	3.7%
Other	10.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Opportunistic Credit Fund

Class M

RGOTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Opportunistic Credit Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$35	0.70%

Key Fund Statistics

  Net Assets (thousands)$485,862
  Total Number of Portfolio Holdings 1,390
  Total Advisory Fees Paid (thousands) $1,361
  Portfolio Turnover Rate31%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.5%
Common Stocks	1.3%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	89.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	30.5%
International Debt	30.0%
Mortgage-Backed Securities	14.2%
Non-US Bonds	11.0%
Asset-Backed Securities	3.7%
Other	10.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Opportunistic Credit Fund

Class S

RGCSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Opportunistic Credit Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$38	0.75%

Key Fund Statistics

  Net Assets (thousands)$485,862
  Total Number of Portfolio Holdings 1,390
  Total Advisory Fees Paid (thousands) $1,361
  Portfolio Turnover Rate31%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.5%
Common Stocks	1.3%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	89.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	30.5%
International Debt	30.0%
Mortgage-Backed Securities	14.2%
Non-US Bonds	11.0%
Asset-Backed Securities	3.7%
Other	10.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Opportunistic Credit Fund

Class Y

RGCYX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Opportunistic Credit Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$34	0.67%

Key Fund Statistics

  Net Assets (thousands)$485,862
  Total Number of Portfolio Holdings 1,390
  Total Advisory Fees Paid (thousands) $1,361
  Portfolio Turnover Rate31%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.5%
Common Stocks	1.3%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	89.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	30.5%
International Debt	30.0%
Mortgage-Backed Securities	14.2%
Non-US Bonds	11.0%
Asset-Backed Securities	3.7%
Other	10.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Long Duration Bond Fund

Class M

RMHTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Long Duration Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$17	0.35%

Key Fund Statistics

  Net Assets (thousands)$401,011
  Total Number of Portfolio Holdings 247
  Total Advisory Fees Paid (thousands) $286
  Portfolio Turnover Rate27%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.5%
Short-Term Investments	3.7%
Long-Term Fixed Income Investments	94.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
United States Government Treasuries	71.3%
United States Government Agencies	16.6%
Municipal Bonds	6.8%
Asset-Backed Securities	0.1%
Other	5.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Long Duration Bond Fund

Class S

RMHSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Long Duration Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$25	0.50%

Key Fund Statistics

  Net Assets (thousands)$401,011
  Total Number of Portfolio Holdings 247
  Total Advisory Fees Paid (thousands) $286
  Portfolio Turnover Rate27%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.5%
Short-Term Investments	3.7%
Long-Term Fixed Income Investments	94.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
United States Government Treasuries	71.3%
United States Government Agencies	16.6%
Municipal Bonds	6.8%
Asset-Backed Securities	0.1%
Other	5.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Long Duration Bond Fund

Class Y

RMHYX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Long Duration Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$15	0.30%

Key Fund Statistics

  Net Assets (thousands)$401,011
  Total Number of Portfolio Holdings 247
  Total Advisory Fees Paid (thousands) $286
  Portfolio Turnover Rate27%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.5%
Short-Term Investments	3.7%
Long-Term Fixed Income Investments	94.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
United States Government Treasuries	71.3%
United States Government Agencies	16.6%
Municipal Bonds	6.8%
Asset-Backed Securities	0.1%
Other	5.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Strategic Bond Fund

Class A

RFDAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Strategic Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$42	0.83%

Key Fund Statistics

  Net Assets (thousands)$1,945,907
  Total Number of Portfolio Holdings 976
  Total Advisory Fees Paid (thousands) $3,839
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.3)%
Short-Term Investments	15.9%
Long-Term Fixed Income Investments	84.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	26.2%
Corporate Bonds and Notes	25.3%
International Debt	14.6%
United States Government Treasuries	7.1%
Non-US Bonds	6.7%
Asset-Backed Securities	4.5%
Other	15.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Strategic Bond Fund

Class C

RFCCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Strategic Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$79	1.58%

Key Fund Statistics

  Net Assets (thousands)$1,945,907
  Total Number of Portfolio Holdings 976
  Total Advisory Fees Paid (thousands) $3,839
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.3)%
Short-Term Investments	15.9%
Long-Term Fixed Income Investments	84.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	26.2%
Corporate Bonds and Notes	25.3%
International Debt	14.6%
United States Government Treasuries	7.1%
Non-US Bonds	6.7%
Asset-Backed Securities	4.5%
Other	15.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Strategic Bond Fund

Class M

RSYTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Strategic Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$23	0.46%

Key Fund Statistics

  Net Assets (thousands)$1,945,907
  Total Number of Portfolio Holdings 976
  Total Advisory Fees Paid (thousands) $3,839
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.3)%
Short-Term Investments	15.9%
Long-Term Fixed Income Investments	84.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	26.2%
Corporate Bonds and Notes	25.3%
International Debt	14.6%
United States Government Treasuries	7.1%
Non-US Bonds	6.7%
Asset-Backed Securities	4.5%
Other	15.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Strategic Bond Fund

Class R6

RSBRX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Strategic Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$23	0.45%

Key Fund Statistics

  Net Assets (thousands)$1,945,907
  Total Number of Portfolio Holdings 976
  Total Advisory Fees Paid (thousands) $3,839
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.3)%
Short-Term Investments	15.9%
Long-Term Fixed Income Investments	84.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	26.2%
Corporate Bonds and Notes	25.3%
International Debt	14.6%
United States Government Treasuries	7.1%
Non-US Bonds	6.7%
Asset-Backed Securities	4.5%
Other	15.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Strategic Bond Fund

Class S

RFCTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Strategic Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$28	0.56%

Key Fund Statistics

  Net Assets (thousands)$1,945,907
  Total Number of Portfolio Holdings 976
  Total Advisory Fees Paid (thousands) $3,839
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.3)%
Short-Term Investments	15.9%
Long-Term Fixed Income Investments	84.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	26.2%
Corporate Bonds and Notes	25.3%
International Debt	14.6%
United States Government Treasuries	7.1%
Non-US Bonds	6.7%
Asset-Backed Securities	4.5%
Other	15.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Strategic Bond Fund

Class Y

RFCYX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Strategic Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$21	0.42%

Key Fund Statistics

  Net Assets (thousands)$1,945,907
  Total Number of Portfolio Holdings 976
  Total Advisory Fees Paid (thousands) $3,839
  Portfolio Turnover Rate32%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.3)%
Short-Term Investments	15.9%
Long-Term Fixed Income Investments	84.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	26.2%
Corporate Bonds and Notes	25.3%
International Debt	14.6%
United States Government Treasuries	7.1%
Non-US Bonds	6.7%
Asset-Backed Securities	4.5%
Other	15.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Investment Grade Bond Fund

Class A

RFAAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Investment Grade Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$40	0.80%

Key Fund Statistics

  Net Assets (thousands)$966,889
  Total Number of Portfolio Holdings 798
  Total Advisory Fees Paid (thousands) $1,215
  Portfolio Turnover Rate45%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(2.8)%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	92.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	24.2%
United States Government Treasuries	24.2%
International Debt	12.2%
Asset-Backed Securities	4.1%
Non-US Bonds	0.4%
Municipal Bonds	0.1%
Other	7.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Investment Grade Bond Fund

Class C

RFACX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Investment Grade Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$78	1.55%

Key Fund Statistics

  Net Assets (thousands)$966,889
  Total Number of Portfolio Holdings 798
  Total Advisory Fees Paid (thousands) $1,215
  Portfolio Turnover Rate45%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(2.8)%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	92.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	24.2%
United States Government Treasuries	24.2%
International Debt	12.2%
Asset-Backed Securities	4.1%
Non-US Bonds	0.4%
Municipal Bonds	0.1%
Other	7.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Investment Grade Bond Fund

Class M

RIWTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Investment Grade Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$21	0.41%

Key Fund Statistics

  Net Assets (thousands)$966,889
  Total Number of Portfolio Holdings 798
  Total Advisory Fees Paid (thousands) $1,215
  Portfolio Turnover Rate45%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(2.8)%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	92.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	24.2%
United States Government Treasuries	24.2%
International Debt	12.2%
Asset-Backed Securities	4.1%
Non-US Bonds	0.4%
Municipal Bonds	0.1%
Other	7.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Investment Grade Bond Fund

Class R6

RIGRX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Investment Grade Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$19	0.38%

Key Fund Statistics

  Net Assets (thousands)$966,889
  Total Number of Portfolio Holdings 798
  Total Advisory Fees Paid (thousands) $1,215
  Portfolio Turnover Rate45%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(2.8)%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	92.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	24.2%
United States Government Treasuries	24.2%
International Debt	12.2%
Asset-Backed Securities	4.1%
Non-US Bonds	0.4%
Municipal Bonds	0.1%
Other	7.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Investment Grade Bond Fund

Class S

RFATX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Investment Grade Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$26	0.51%

Key Fund Statistics

  Net Assets (thousands)$966,889
  Total Number of Portfolio Holdings 798
  Total Advisory Fees Paid (thousands) $1,215
  Portfolio Turnover Rate45%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(2.8)%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	92.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	24.2%
United States Government Treasuries	24.2%
International Debt	12.2%
Asset-Backed Securities	4.1%
Non-US Bonds	0.4%
Municipal Bonds	0.1%
Other	7.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Investment Grade Bond Fund

Class Y

RFAYX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Investment Grade Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$18	0.35%

Key Fund Statistics

  Net Assets (thousands)$966,889
  Total Number of Portfolio Holdings 798
  Total Advisory Fees Paid (thousands) $1,215
  Portfolio Turnover Rate45%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(2.8)%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	92.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	24.2%
United States Government Treasuries	24.2%
International Debt	12.2%
Asset-Backed Securities	4.1%
Non-US Bonds	0.4%
Municipal Bonds	0.1%
Other	7.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Short Duration Bond Fund

Class A

RSBTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Short Duration Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$40	0.79%

Key Fund Statistics

  Net Assets (thousands)$419,000
  Total Number of Portfolio Holdings 572
  Total Advisory Fees Paid (thousands) $761
  Portfolio Turnover Rate53%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Short-Term Investments	9.4%
Long-Term Fixed Income Investments	90.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	39.2%
Mortgage-Backed Securities	15.4%
International Debt	14.0%
Asset-Backed Securities	12.5%
United States Government Treasuries	9.1%
Municipal Bonds	0.4%
Other	9.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Short Duration Bond Fund

Class C

RSBCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Short Duration Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$77	1.54%

Key Fund Statistics

  Net Assets (thousands)$419,000
  Total Number of Portfolio Holdings 572
  Total Advisory Fees Paid (thousands) $761
  Portfolio Turnover Rate53%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Short-Term Investments	9.4%
Long-Term Fixed Income Investments	90.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	39.2%
Mortgage-Backed Securities	15.4%
International Debt	14.0%
Asset-Backed Securities	12.5%
United States Government Treasuries	9.1%
Municipal Bonds	0.4%
Other	9.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Short Duration Bond Fund

Class M

RSDTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Short Duration Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$25	0.49%

Key Fund Statistics

  Net Assets (thousands)$419,000
  Total Number of Portfolio Holdings 572
  Total Advisory Fees Paid (thousands) $761
  Portfolio Turnover Rate53%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Short-Term Investments	9.4%
Long-Term Fixed Income Investments	90.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	39.2%
Mortgage-Backed Securities	15.4%
International Debt	14.0%
Asset-Backed Securities	12.5%
United States Government Treasuries	9.1%
Municipal Bonds	0.4%
Other	9.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Short Duration Bond Fund

Class R6

RDBRX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Short Duration Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$25	0.49%

Key Fund Statistics

  Net Assets (thousands)$419,000
  Total Number of Portfolio Holdings 572
  Total Advisory Fees Paid (thousands) $761
  Portfolio Turnover Rate53%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Short-Term Investments	9.4%
Long-Term Fixed Income Investments	90.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	39.2%
Mortgage-Backed Securities	15.4%
International Debt	14.0%
Asset-Backed Securities	12.5%
United States Government Treasuries	9.1%
Municipal Bonds	0.4%
Other	9.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Short Duration Bond Fund

Class S

RFBSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Short Duration Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$27	0.54%

Key Fund Statistics

  Net Assets (thousands)$419,000
  Total Number of Portfolio Holdings 572
  Total Advisory Fees Paid (thousands) $761
  Portfolio Turnover Rate53%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Short-Term Investments	9.4%
Long-Term Fixed Income Investments	90.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	39.2%
Mortgage-Backed Securities	15.4%
International Debt	14.0%
Asset-Backed Securities	12.5%
United States Government Treasuries	9.1%
Municipal Bonds	0.4%
Other	9.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Short Duration Bond Fund

Class Y

RSBYX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Short Duration Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$23	0.46%

Key Fund Statistics

  Net Assets (thousands)$419,000
  Total Number of Portfolio Holdings 572
  Total Advisory Fees Paid (thousands) $761
  Portfolio Turnover Rate53%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Short-Term Investments	9.4%
Long-Term Fixed Income Investments	90.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	39.2%
Mortgage-Backed Securities	15.4%
International Debt	14.0%
Asset-Backed Securities	12.5%
United States Government Treasuries	9.1%
Municipal Bonds	0.4%
Other	9.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Exempt High Yield Bond Fund

Class A

RTHAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Exempt High Yield Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$44	0.89%

Key Fund Statistics

  Net Assets (thousands)$2,132,228
  Total Number of Portfolio Holdings 2,860
  Total Advisory Fees Paid (thousands) $5,036
  Portfolio Turnover Rate12%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.2%
Short-Term Investments	2.7%
Long-Term Fixed Income Investments	96.1%

State Exposure

(% of Net Assets)

Value	Value
Florida	10.8%
California	8.1%
New York	7.6%
Puerto Rico	7.4%
Illinois	7.4%
Texas	6.1%
Pennsylvania	4.6%
Ohio	4.6%
New Jersey	3.6%
Colorado	3.5%
Other	36.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Exempt High Yield Bond Fund

Class C

RTHCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Exempt High Yield Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$81	1.64%

Key Fund Statistics

  Net Assets (thousands)$2,132,228
  Total Number of Portfolio Holdings 2,860
  Total Advisory Fees Paid (thousands) $5,036
  Portfolio Turnover Rate12%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.2%
Short-Term Investments	2.7%
Long-Term Fixed Income Investments	96.1%

State Exposure

(% of Net Assets)

Value	Value
Florida	10.8%
California	8.1%
New York	7.6%
Puerto Rico	7.4%
Illinois	7.4%
Texas	6.1%
Pennsylvania	4.6%
Ohio	4.6%
New Jersey	3.6%
Colorado	3.5%
Other	36.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Exempt High Yield Bond Fund

Class M

RHYTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Exempt High Yield Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$27	0.54%

Key Fund Statistics

  Net Assets (thousands)$2,132,228
  Total Number of Portfolio Holdings 2,860
  Total Advisory Fees Paid (thousands) $5,036
  Portfolio Turnover Rate12%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.2%
Short-Term Investments	2.7%
Long-Term Fixed Income Investments	96.1%

State Exposure

(% of Net Assets)

Value	Value
Florida	10.8%
California	8.1%
New York	7.6%
Puerto Rico	7.4%
Illinois	7.4%
Texas	6.1%
Pennsylvania	4.6%
Ohio	4.6%
New Jersey	3.6%
Colorado	3.5%
Other	36.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Exempt High Yield Bond Fund

Class S

RTHSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Exempt High Yield Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$30	0.61%

Key Fund Statistics

  Net Assets (thousands)$2,132,228
  Total Number of Portfolio Holdings 2,860
  Total Advisory Fees Paid (thousands) $5,036
  Portfolio Turnover Rate12%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.2%
Short-Term Investments	2.7%
Long-Term Fixed Income Investments	96.1%

State Exposure

(% of Net Assets)

Value	Value
Florida	10.8%
California	8.1%
New York	7.6%
Puerto Rico	7.4%
Illinois	7.4%
Texas	6.1%
Pennsylvania	4.6%
Ohio	4.6%
New Jersey	3.6%
Colorado	3.5%
Other	36.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Exempt Bond Fund

Class A

RTEAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Exempt Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$40	0.80%

Key Fund Statistics

  Net Assets (thousands)$5,773,422
  Total Number of Portfolio Holdings 3,390
  Total Advisory Fees Paid (thousands) $8,670
  Portfolio Turnover Rate27%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.0%
Long-Term Fixed Income Investments	99.0%

State Exposure

(% of Net Assets)

Value	Value
Illinois	10.6%
Texas	9.6%
New York	8.5%
California	8.2%
Florida	6.0%
Alabama	4.1%
Georgia	3.5%
Puerto Rico	3.3%
Pennsylvania	3.3%
New Jersey	3.0%
Other	39.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Exempt Bond Fund

Class C

RTECX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Exempt Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$75	1.51%

Key Fund Statistics

  Net Assets (thousands)$5,773,422
  Total Number of Portfolio Holdings 3,390
  Total Advisory Fees Paid (thousands) $8,670
  Portfolio Turnover Rate27%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.0%
Long-Term Fixed Income Investments	99.0%

State Exposure

(% of Net Assets)

Value	Value
Illinois	10.6%
Texas	9.6%
New York	8.5%
California	8.2%
Florida	6.0%
Alabama	4.1%
Georgia	3.5%
Puerto Rico	3.3%
Pennsylvania	3.3%
New Jersey	3.0%
Other	39.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Exempt Bond Fund

Class M

RBCUX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Exempt Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$20	0.41%

Key Fund Statistics

  Net Assets (thousands)$5,773,422
  Total Number of Portfolio Holdings 3,390
  Total Advisory Fees Paid (thousands) $8,670
  Portfolio Turnover Rate27%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.0%
Long-Term Fixed Income Investments	99.0%

State Exposure

(% of Net Assets)

Value	Value
Illinois	10.6%
Texas	9.6%
New York	8.5%
California	8.2%
Florida	6.0%
Alabama	4.1%
Georgia	3.5%
Puerto Rico	3.3%
Pennsylvania	3.3%
New Jersey	3.0%
Other	39.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Tax-Exempt Bond Fund

Class S

RLVSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Tax-Exempt Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$25	0.51%

Key Fund Statistics

  Net Assets (thousands)$5,773,422
  Total Number of Portfolio Holdings 3,390
  Total Advisory Fees Paid (thousands) $8,670
  Portfolio Turnover Rate27%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.0%
Long-Term Fixed Income Investments	99.0%

State Exposure

(% of Net Assets)

Value	Value
Illinois	10.6%
Texas	9.6%
New York	8.5%
California	8.2%
Florida	6.0%
Alabama	4.1%
Georgia	3.5%
Puerto Rico	3.3%
Pennsylvania	3.3%
New Jersey	3.0%
Other	39.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Infrastructure Fund

Class A

RGIAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Global Infrastructure Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$65	1.26%

Key Fund Statistics

  Net Assets (thousands)$349,079
  Total Number of Portfolio Holdings 142
  Total Advisory Fees Paid (thousands) $1,435
  Portfolio Turnover Rate37%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	4.4%
Common Stocks	94.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	40.8%
Australia	7.2%
Mexico	7.0%
France	7.0%
Canada	6.6%
Spain	6.3%
United Kingdom	4.9%
Italy	2.9%
China	2.2%
Germany	2.1%
Other Common Stocks	7.7%
Other	5.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Infrastructure Fund

Class C

RGCIX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Global Infrastructure Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$103	2.01%

Key Fund Statistics

  Net Assets (thousands)$349,079
  Total Number of Portfolio Holdings 142
  Total Advisory Fees Paid (thousands) $1,435
  Portfolio Turnover Rate37%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	4.4%
Common Stocks	94.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	40.8%
Australia	7.2%
Mexico	7.0%
France	7.0%
Canada	6.6%
Spain	6.3%
United Kingdom	4.9%
Italy	2.9%
China	2.2%
Germany	2.1%
Other Common Stocks	7.7%
Other	5.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Infrastructure Fund

Class M

RGFTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Global Infrastructure Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments.. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$47	0.91%

Key Fund Statistics

  Net Assets (thousands)$349,079
  Total Number of Portfolio Holdings 142
  Total Advisory Fees Paid (thousands) $1,435
  Portfolio Turnover Rate37%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	4.4%
Common Stocks	94.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	40.8%
Australia	7.2%
Mexico	7.0%
France	7.0%
Canada	6.6%
Spain	6.3%
United Kingdom	4.9%
Italy	2.9%
China	2.2%
Germany	2.1%
Other Common Stocks	7.7%
Other	5.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Infrastructure Fund

Class S

RGISX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Global Infrastructure Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$52	1.01%

Key Fund Statistics

  Net Assets (thousands)$349,079
  Total Number of Portfolio Holdings 142
  Total Advisory Fees Paid (thousands) $1,435
  Portfolio Turnover Rate37%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	4.4%
Common Stocks	94.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	40.8%
Australia	7.2%
Mexico	7.0%
France	7.0%
Canada	6.6%
Spain	6.3%
United Kingdom	4.9%
Italy	2.9%
China	2.2%
Germany	2.1%
Other Common Stocks	7.7%
Other	5.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Infrastructure Fund

Class Y

RGIYX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Global Infrastructure Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$43	0.83%

Key Fund Statistics

  Net Assets (thousands)$349,079
  Total Number of Portfolio Holdings 142
  Total Advisory Fees Paid (thousands) $1,435
  Portfolio Turnover Rate37%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	4.4%
Common Stocks	94.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	40.8%
Australia	7.2%
Mexico	7.0%
France	7.0%
Canada	6.6%
Spain	6.3%
United Kingdom	4.9%
Italy	2.9%
China	2.2%
Germany	2.1%
Other Common Stocks	7.7%
Other	5.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Real Estate Securities Fund

Class A

RREAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$66	1.36%

Key Fund Statistics

  Net Assets (thousands)$365,184
  Total Number of Portfolio Holdings 134
  Total Advisory Fees Paid (thousands) $1,514
  Portfolio Turnover Rate35%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	5.5%
Common Stocks	93.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.7%
Japan	9.3%
Australia	5.3%
United Kingdom	4.0%
Singapore	2.9%
Hong Kong	2.6%
Germany	2.4%
France	2.4%
Sweden	1.5%
Canada	1.1%
Other Common Stocks	2.4%
Other	6.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Real Estate Securities Fund

Class C

RRSCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$103	2.11%

Key Fund Statistics

  Net Assets (thousands)$365,184
  Total Number of Portfolio Holdings 134
  Total Advisory Fees Paid (thousands) $1,514
  Portfolio Turnover Rate35%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	5.5%
Common Stocks	93.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.7%
Japan	9.3%
Australia	5.3%
United Kingdom	4.0%
Singapore	2.9%
Hong Kong	2.6%
Germany	2.4%
France	2.4%
Sweden	1.5%
Canada	1.1%
Other Common Stocks	2.4%
Other	6.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Real Estate Securities Fund

Class M

RETTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$49	1.01%

Key Fund Statistics

  Net Assets (thousands)$365,184
  Total Number of Portfolio Holdings 134
  Total Advisory Fees Paid (thousands) $1,514
  Portfolio Turnover Rate35%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	5.5%
Common Stocks	93.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.7%
Japan	9.3%
Australia	5.3%
United Kingdom	4.0%
Singapore	2.9%
Hong Kong	2.6%
Germany	2.4%
France	2.4%
Sweden	1.5%
Canada	1.1%
Other Common Stocks	2.4%
Other	6.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Real Estate Securities Fund

Class R6

RRSRX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$46	0.94%

Key Fund Statistics

  Net Assets (thousands)$365,184
  Total Number of Portfolio Holdings 134
  Total Advisory Fees Paid (thousands) $1,514
  Portfolio Turnover Rate35%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	5.5%
Common Stocks	93.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.7%
Japan	9.3%
Australia	5.3%
United Kingdom	4.0%
Singapore	2.9%
Hong Kong	2.6%
Germany	2.4%
France	2.4%
Sweden	1.5%
Canada	1.1%
Other Common Stocks	2.4%
Other	6.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Real Estate Securities Fund

Class S

RRESX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$54	1.11%

Key Fund Statistics

  Net Assets (thousands)$365,184
  Total Number of Portfolio Holdings 134
  Total Advisory Fees Paid (thousands) $1,514
  Portfolio Turnover Rate35%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	5.5%
Common Stocks	93.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.7%
Japan	9.3%
Australia	5.3%
United Kingdom	4.0%
Singapore	2.9%
Hong Kong	2.6%
Germany	2.4%
France	2.4%
Sweden	1.5%
Canada	1.1%
Other Common Stocks	2.4%
Other	6.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Global Real Estate Securities Fund

Class Y

RREYX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$44	0.91%

Key Fund Statistics

  Net Assets (thousands)$365,184
  Total Number of Portfolio Holdings 134
  Total Advisory Fees Paid (thousands) $1,514
  Portfolio Turnover Rate35%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.9%
Short-Term Investments	5.5%
Common Stocks	93.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.7%
Japan	9.3%
Australia	5.3%
United Kingdom	4.0%
Singapore	2.9%
Hong Kong	2.6%
Germany	2.4%
France	2.4%
Sweden	1.5%
Canada	1.1%
Other Common Stocks	2.4%
Other	6.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Strategy Income Fund

Class A

RMYAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multi-Strategy Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$52	1.05%

Key Fund Statistics

  Net Assets (thousands)$283,328
  Total Number of Portfolio Holdings 1,491
  Total Advisory Fees Paid (thousands) $772
  Portfolio Turnover Rate44%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	3.3%
Investments in Other Funds	0.3%
Preferred Stocks	1.4%
Short-Term Investments	7.2%
Long-Term Fixed Income Investments	35.1%
Common Stocks	52.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	15.0%
Technology	8.8%
Producer Durables	7.1%
Consumer Discretionary	6.5%
Health Care	4.1%
Materials and Processing	3.6%
Utilities	3.3%
Consumer Staples	2.6%
Energy	1.7%
Other	47.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Strategy Income Fund

Class C

RMYCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multi-Strategy Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$90	1.80%

Key Fund Statistics

  Net Assets (thousands)$283,328
  Total Number of Portfolio Holdings 1,491
  Total Advisory Fees Paid (thousands) $772
  Portfolio Turnover Rate44%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	3.3%
Investments in Other Funds	0.3%
Preferred Stocks	1.4%
Short-Term Investments	7.2%
Long-Term Fixed Income Investments	35.1%
Common Stocks	52.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	15.0%
Technology	8.8%
Producer Durables	7.1%
Consumer Discretionary	6.5%
Health Care	4.1%
Materials and Processing	3.6%
Utilities	3.3%
Consumer Staples	2.6%
Energy	1.7%
Other	47.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Strategy Income Fund

Class M

RGYTX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multi-Strategy Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$35	0.70%

Key Fund Statistics

  Net Assets (thousands)$283,328
  Total Number of Portfolio Holdings 1,491
  Total Advisory Fees Paid (thousands) $772
  Portfolio Turnover Rate44%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	3.3%
Investments in Other Funds	0.3%
Preferred Stocks	1.4%
Short-Term Investments	7.2%
Long-Term Fixed Income Investments	35.1%
Common Stocks	52.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	15.0%
Technology	8.8%
Producer Durables	7.1%
Consumer Discretionary	6.5%
Health Care	4.1%
Materials and Processing	3.6%
Utilities	3.3%
Consumer Staples	2.6%
Energy	1.7%
Other	47.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Strategy Income Fund

Class S

RMYSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multi-Strategy Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$40	0.80%

Key Fund Statistics

  Net Assets (thousands)$283,328
  Total Number of Portfolio Holdings 1,491
  Total Advisory Fees Paid (thousands) $772
  Portfolio Turnover Rate44%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	3.3%
Investments in Other Funds	0.3%
Preferred Stocks	1.4%
Short-Term Investments	7.2%
Long-Term Fixed Income Investments	35.1%
Common Stocks	52.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	15.0%
Technology	8.8%
Producer Durables	7.1%
Consumer Discretionary	6.5%
Health Care	4.1%
Materials and Processing	3.6%
Utilities	3.3%
Consumer Staples	2.6%
Energy	1.7%
Other	47.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Strategy Income Fund

Class Y

RMYYX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multi-Strategy Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$30	0.60%

Key Fund Statistics

  Net Assets (thousands)$283,328
  Total Number of Portfolio Holdings 1,491
  Total Advisory Fees Paid (thousands) $772
  Portfolio Turnover Rate44%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	3.3%
Investments in Other Funds	0.3%
Preferred Stocks	1.4%
Short-Term Investments	7.2%
Long-Term Fixed Income Investments	35.1%
Common Stocks	52.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	15.0%
Technology	8.8%
Producer Durables	7.1%
Consumer Discretionary	6.5%
Health Care	4.1%
Materials and Processing	3.6%
Utilities	3.3%
Consumer Staples	2.6%
Energy	1.7%
Other	47.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Asset Strategy Fund

Class A

RAZAX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multi-Asset Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$58	1.16%

Key Fund Statistics

  Net Assets (thousands)$555,222
  Total Number of Portfolio Holdings 1,266
  Total Advisory Fees Paid (thousands) $2,040
  Portfolio Turnover Rate47%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	3.6%
Preferred Stocks	0.2%
Short-Term Investments	5.2%
Long-Term Fixed Income Investments	21.8%
Common Stocks	69.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	17.7%
Technology	12.7%
Consumer Discretionary	9.3%
Producer Durables	7.7%
Health Care	6.2%
Materials and Processing	5.4%
Utilities	4.8%
Consumer Staples	3.2%
Energy	2.2%
Other	30.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Asset Strategy Fund

Class C

RAZCX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multi-Asset Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$95	1.91%

Key Fund Statistics

  Net Assets (thousands)$555,222
  Total Number of Portfolio Holdings 1,266
  Total Advisory Fees Paid (thousands) $2,040
  Portfolio Turnover Rate47%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	3.6%
Preferred Stocks	0.2%
Short-Term Investments	5.2%
Long-Term Fixed Income Investments	21.8%
Common Stocks	69.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	17.7%
Technology	12.7%
Consumer Discretionary	9.3%
Producer Durables	7.7%
Health Care	6.2%
Materials and Processing	5.4%
Utilities	4.8%
Consumer Staples	3.2%
Energy	2.2%
Other	30.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Asset Strategy Fund

Class M

RMATX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multi-Asset Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$41	0.81%

Key Fund Statistics

  Net Assets (thousands)$555,222
  Total Number of Portfolio Holdings 1,266
  Total Advisory Fees Paid (thousands) $2,040
  Portfolio Turnover Rate47%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	3.6%
Preferred Stocks	0.2%
Short-Term Investments	5.2%
Long-Term Fixed Income Investments	21.8%
Common Stocks	69.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	17.7%
Technology	12.7%
Consumer Discretionary	9.3%
Producer Durables	7.7%
Health Care	6.2%
Materials and Processing	5.4%
Utilities	4.8%
Consumer Staples	3.2%
Energy	2.2%
Other	30.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Asset Strategy Fund

Class S

RMGSX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multi-Asset Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$46	0.91%

Key Fund Statistics

  Net Assets (thousands)$555,222
  Total Number of Portfolio Holdings 1,266
  Total Advisory Fees Paid (thousands) $2,040
  Portfolio Turnover Rate47%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	3.6%
Preferred Stocks	0.2%
Short-Term Investments	5.2%
Long-Term Fixed Income Investments	21.8%
Common Stocks	69.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	17.7%
Technology	12.7%
Consumer Discretionary	9.3%
Producer Durables	7.7%
Health Care	6.2%
Materials and Processing	5.4%
Utilities	4.8%
Consumer Staples	3.2%
Energy	2.2%
Other	30.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Multi-Asset Strategy Fund

Class Y

RMGYX

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about Multi-Asset Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$36	0.71%

Key Fund Statistics

  Net Assets (thousands)$555,222
  Total Number of Portfolio Holdings 1,266
  Total Advisory Fees Paid (thousands) $2,040
  Portfolio Turnover Rate47%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	3.6%
Preferred Stocks	0.2%
Short-Term Investments	5.2%
Long-Term Fixed Income Investments	21.8%
Common Stocks	69.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	17.7%
Technology	12.7%
Consumer Discretionary	9.3%
Producer Durables	7.7%
Health Care	6.2%
Materials and Processing	5.4%
Utilities	4.8%
Consumer Staples	3.2%
Energy	2.2%
Other	30.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Item 2. Code of Ethics.

Annual Report Only

Item 3. Audit Committee Financial Expert.

Annual Report Only

Item 4. Principal Accountant Fees and Services.

Annual Report Only

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedules of Investments

(a) The registrant’s Schedules of Investments are included as part of the Financial Statements filed under Item 7 of this form.
(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

2025 SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
LifePoints
®
Funds
April 30, 2025
FUND SHARE CLASS
Conservative Strategy Fund A, C, R1, R5, S
Moderate Strategy Fund A, C, R1, R5, S
Balanced Strategy Fund A, C, R1, R5, S
Aggressive Strategy Fund (formerly, Growth Strategy Fund) A, C, R1, R5, S
Equity Aggressive Strategy Fund (formerly, Equity Growth Strategy Fund) A, C, R1, R5, S

Russell Investment
Company
Russell Investment Company
is a series investment company
with 29 different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Russell Investment Company
LifePoints
®
Funds
Semi-annual Financial Statements and Other Information
April 30, 2025 (Unaudited)
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2025. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting
https://russellinvestments.com/us/fund-center/performance-pricing.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — April 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 43,404 1,272
Domestic Equities - 10.6%
Multifactor U.S. Equity Fund Class Y 373,285 5,383
U.S. Small Cap Equity Fund Class Y 56,102 1,258
6,641
Fixed Income - 75.5%
Investment Grade Bond Fund Class Y 652,990 11,982
Long Duration Bond Fund Class Y 557,220 4,424
Opportunistic Credit Fund Class Y 593,796 5,035
Short Duration Bond Fund Class Y 281,363 5,335
Strategic Bond Fund Class Y 2,305,730 20,821
47,597
International Equities - 4.0%
Emerging Markets Fund Class Y 76,125 1,271
Multifactor International Equity Fund Class Y 113,833 1,267
2,538
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 529,040 5,058
Total Investments in Affiliated Funds
(cost $61,203) 63,106
Total Investments - 100.1%
(identified cost $61,203) 63,106
Other Assets and Liabilities, Net - (0.1)%
(44)
Net Assets - 100.0%
63,062

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
4 Conservative Strategy Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 61,203
Investments, at fair value(>) ........................................................................................................................................................
63,106
Receivables:
Fund shares sold ............................................................................................................................................................... 273
From affiliates .................................................................................................................................................................. 10
Total assets ...............................................................................................................................................................
63,3 89
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 19
Fund shares redeemed ...................................................................................................................................................... 235
Accrued fees to affiliates .................................................................................................................................................. 36
Other accrued expenses .................................................................................................................................................... 37
Total liabilities ...........................................................................................................................................................
32 7
Net Assets ...............................................................................................................................................................
$ 63,062

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 5
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (4,998)
Shares of beneficial interest .........................................................................................................................................................
73
Additional paid-in capital ............................................................................................................................................................
67,987
Net Assets ...............................................................................................................................................................
$ 63,062
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 8.76
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 9.29
Class A — Net assets ........................................................................................................................................................... $ 30,762,601
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 3,512,859
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.48
Class C — Net assets ........................................................................................................................................................... $ 23,908,771
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 2,821,028
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 8.91
Class R1 — Net assets ......................................................................................................................................................... $ 456,310
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 51,236
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 8.85
Class R5 — Net assets ......................................................................................................................................................... $ 2,908,532
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 328,722
Net asset value per share: Class S (#) .......................................................................................................................................... $ 8.89
Class S — Net assets ............................................................................................................................................................ $ 5,025,984
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 565,275
Amounts in thousands
(>)     Investments in affiliated funds $ 63,106
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
6 Conservative Strategy Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 1,948
Expenses
Advisory fees ................................................................................................................................................................... 58
Administrative fees .......................................................................................................................................................... 14
Custodian fees .................................................................................................................................................................. 21
Distribution fees - Class A ............................................................................................................................................... 41
Distribution fees - Class C ............................................................................................................................................... 95
Distribution fees - Class R5 ............................................................................................................................................. 4
Transfer agent fees - Class A ........................................................................................................................................... 33
Transfer agent fees - Class C ........................................................................................................................................... 26
Transfer agent fees - Class R5 ......................................................................................................................................... 3
Transfer agent fees - Class S ............................................................................................................................................ 6
Professional fees .............................................................................................................................................................. 19
Registration fees ............................................................................................................................................................... 44
Shareholder servicing fees - Class C ............................................................................................................................... 32
Shareholder servicing fees - Class R5 ............................................................................................................................. 4
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ..................................................................................................................................................................... 7
Miscellaneous .................................................................................................................................................................. 7
Expenses before reductions .............................................................................................................................................. 416
Expense reductions .......................................................................................................................................................... (141)
Net expenses ................................................................................................................................................................................
275
Net investment income (loss) .......................................................................................................................................................
1,673
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (508)
Capital gain distributions from affiliated funds ............................................................................................................... 1,707
Net realized gain (loss) ................................................................................................................................................................
1,199
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (2,042)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (2,042)
Net realized and unrealized gain (loss) ........................................................................................................................................ (843)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 830

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 7
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 1,673 $ 2,227
Net realized gain (loss) ....................................................................................................................... 1,199 48
Net change in unrealized appreciation (depreciation) ........................................................................ (2,042) 8,219
Net increase (decrease) in net assets from operations .............................................................................. 830 10,494
Distributions
To shareholders
Class A .......................................................................................................................................... (751) (1,078)
Class C .......................................................................................................................................... (523) (779)
Class R1 ........................................................................................................................................ (10) (11)
Class R4(1) ................................................................................................................................... — (55)
Class R5 ........................................................................................................................................ (65) (93)
Class S .......................................................................................................................................... (137) (206)
Net decrease in net assets from distributions ............................................................................................ (1,486) (2,222)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (8,242) (14,930)
Total Net Increase (Decrease) in Net Assets ........................................................................
(8,898) (6,658)
Net Assets
Beginning of period .................................................................................................................................. 71,960 78,618
End of period .............................................................................................................................................
$ 63,062 $ 71,960

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
8 Conservative Strategy Fund
(1) For the period November 1, 2024 to December 11, 2024 (date of reclassification).
**     Less than 500 shares.
***   Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 128 $ 1,124 33 8 $ 2,982
Proceeds from reinvestment of distributions 86 747 123 1,073
Payments for shares redeemed (649) (5,678) (778) (6,742)
Net increase (decrease)
(435) (3,807) (317) (2,687)
Class C
Proceeds from shares sold 154 1,313 149 1,264
Proceeds from reinvestment of distributions 62 523 91 776
Payments for shares redeemed (588) (4,985) (1,205) (10,183)
Net increase (decrease)
(372) (3,149) (965) (8,143)
Class R1
Proceeds from shares sold 20 183 7 57
Proceeds from reinvestment of distributions 1 10 1 11
Payments for shares redeemed (6) (58) (16) (138)
Net increase (decrease)
15 13 5 (8) (70)
Class R4(1)
Proceeds from shares sold —** —*** 1 6 13 1
Proceeds from reinvestment of distributions — — 6 55
Payments for shares redeemed (5) (4 7 ) (328) (2,876)
Net increase (decrease)
(5) (4 7 ) (306) (2,690)
Class R5
Proceeds from shares sold 192 1,725 34 296
Proceeds from reinvestment of distributions 7 65 11 93
Payments for shares redeemed (210) (1,876) (104) (912)
Net increase (decrease)
(11) (86) (59) (523)
Class S
Proceeds from shares sold 96 866 119 1,069
Proceeds from reinvestment of distributions 15 137 23 205
Payments for shares redeemed (25 5 ) (2,291) (239) (2,091)
Net increase (decrease)
(144) (1,288) (97) (817)
Total increase (decrease)
(95 2 ) $ (8,242) (1,752) $ (14,930)

Russell Investment Company
Conservative Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
10 Conservative Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)( ‡ )(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
April 30, 2025* 8.83 .23 (.10) .13 (.20) — —
October 31, 2024 7.96 .27 .87 1.14 (.27) — —
October 31, 2023 8.00 .19 (.04) .15 (.19) — —
October 31, 2022 10.32 .28 (1.88) (1.60) (.26) (.45) (.01)
October 31, 2021 9.65 .15 .72 .87 (.16) (.04) —
October 31, 2020 9.85 .18 (.10) .08 (.19) (.09) —
Class C
April 30, 2025* 8.56 .18 (.09) .09 (.17) — —
October 31, 2024 7.73 .20 .84 1.04 (.21) — —
October 31, 2023 7.78 .13 (.04) .09 (.14) — —
October 31, 2022 10.07 .22 (1.85) (1.63) (.20) (.45) (.01)
October 31, 2021 9.47 .08 .70 .78 (.14) (.04) —
October 31, 2020 9.71 .11 (.11) —
( Ɵ )
(.15) (.09) —
Class R1
April 30, 2025* 8.97 .23 (.08) .15 (.21) — —
October 31, 2024 8.08 .31 .8 7 1.18 (.29) — —
October 31, 2023 8.12 .23 (.05) .18 (.22) — —
October 31, 2022 10.45 .40 (1.99) (1.59) (.27) (.45) (.02)
October 31, 2021 9.75 .21 .69 .90 (.16) (.04) —
October 31, 2020 9.94 .21 (.11) .10 (.20) (.09) —
Class R5
April 30, 2025* 8.92 .22 (.10) .12 (.19) — —
October 31, 2024 8.04 .26 .87 1.13 (.25) — —
October 31, 2023 8.08 .20 (.06) .14 (.18) — —
October 31, 2022 10.42 .28 (1.92) (1.64) (.24) (.45) (.01)
October 31, 2021 9.75 .14 .72 .86 (.15) (.04) —
October 31, 2020 9.96 .15 (.10) .05 (.17) (.09) —
Class S
April 30, 2025* 8.96 .25 (.11) .14 (.21) — —
October 31, 2024 8.07 .29 .88 1.17 (.28) — —
October 31, 2023 8.11 .23 (.06) .17 (.21) — —
October 31, 2022 10.44 .32 (1.92) (1.60) (.27) (.45) (.01)
October 31, 2021 9.75 .18 .71 .89 (.16) (.04) —
October 31, 2020 9.94 .20 (.10) .10 (.20) (.09) —

See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 11
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
( ǿ )(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ) ( ≠ )
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ) ( ≠ )
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
(.20) 8.76 1.49 30,763 .96 .54 5.27 16
(.27) 8.83 14.37 34,866 .93 .52 3.11 6
(.19) 7.96 1.86 33,933 .91 .49 2.33 35
(.72) 8.00 (16.58) 36,149 .86 .49 3.14 8
(.20) 10.32 9.05 50,481 .84 .49 1.50 51
(.28) 9.65 .76 49,281 .84 .49 1.89 52
(.17) 8.48 1.12 23,909 1.71 1.29 4.35 16
(.21) 8.56 13.52 27,330 1.68 1.27 2.39 6
(.14) 7.73 1.09 32,126 1.66 1.24 1.65 35
(.66) 7.78 (17.21) 39,763 1.61 1.24 2.48 8
(.18) 10.07 8.25 61,402 1.59 1.24 .78 51
(.24) 9.47 (—) 69,247 1.59 1.24 1.14 52
(.21) 8.91 1.70 456 .71 .22 5.23 16
(.29) 8.97 14.72 326 .68 .20 3.48 6
(.22) 8.08 2.13 358 .66 .17 2.76 35
(.74) 8.12 (16.26) 432 .60 .17 4.21 8
(.20) 10.45 9.36 1,994 .59 .17 2.05 51
(.29) 9.75 1.03 3,442 .59 .17 2.12 52
(.19) 8.85 1.40 2,908 1.21 .72 4.99 16
(.25) 8.92 14.16 3,030 1 . 18 . 70 2 . 93 6
(.18) 8.04 1.65 3,206 1.16 .67 2.33 35
(.70) 8.08 (16.73) 4,231 1.11 .67 3.10 8
(.19) 10.42 8.90 6,087 1.09 .67 1.38 51
(.26) 9.75 .53 6,510 1.09 .67 1.59 52
(.21) 8.89 1.54 5,026 .71 .35 5.68 16
(.28) 8.96 14.61 6,361 .68 .33 3.34 6
(.21) 8.07 2.00 6,509 .66 .30 2.73 35
(.73) 8.11 (16.36) 10,320 .61 .30 3.53 8
(.20) 10.44 9.21 20,922 .59 .30 1.77 51
(.29) 9.75 .95 22,557 .59 .30 2.04 52

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Conservative Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 2,197
Distribution fees 21,618
Shareholder servicing fees 5,490
Transfer agent fees 6,270
Trustees' fees 325
$ 35,900
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 1,434 $ 151 $ 247 $ (26) $ (40) $ 1,272 $ 26 $ —
Multifactor U.S. Equity Fund 7,141 1,995 2,013 94 (1,834) 5,383 148 1,508
U.S. Small Cap Equity Fund 1,434 396 291 10 (291) 1,258 35 119
Investment Grade Bond Fund 12,997 1,338 2,281 5 (77) 11,982 369 —
Long Duration Bond Fund 6,485 432 2,432 (540) 479 4,424 141 —
Opportunistic Credit Fund 1,444 4,055 411 1 (54) 5,035 69 —
Short Duration Bond Fund 7,221 399 2,324 96 (57) 5,335 152 —
Strategic Bond Fund 23,820 1,445 4,333 (394) 283 20,821 639 —
Emerging Markets Fund 1,429 220 370 26 (34) 1,271 38 —
Global Equity Fund 1,430 132 1,474 145 (233) — 19 80
Multifactor International Equity
Fund 1,436 188 409 61 (9) 1,267 71 —
Multi-Strategy Income Fund 5,766 424 971 14 (175) 5,058 241 —
$ 72,037 $ 11,175 $ 17,556 $ (508) $ (2,042) $ 63,106 $ 1,948 $ 1,707
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 62,985,462 $ 178,640 $ (57,901) $ 120,739

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — April 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 13
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 84,589 2,478
Domestic Equities - 15.8%
Multifactor U.S. Equity Fund Class Y 1,157,372 16,689
U.S. Small Cap Equity Fund Class Y 110,273 2,474
19,163
Fixed Income - 53.3%
Investment Grade Bond Fund Class Y 1,240,722 22,767
Long Duration Bond Fund Class Y 761,356 6,045
Opportunistic Credit Fund Class Y 706,705 5,993
Short Duration Bond Fund Class Y 219,193 4,156
Strategic Bond Fund Class Y 2,855,731 25,787
64,748
International Equities - 21.0%
Emerging Markets Fund Class Y 186,911 3,121
Global Equity Fund Class Y 1,952,497 19,291
Multifactor International Equity Fund Class Y 281,321 3,131
25,543
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 1,020,343 9,755
Total Investments in Affiliated Funds
(cost $115,269) 121,687
Total Investments - 100.1%
(identified cost $115,269) 121,687
Other Assets and Liabilities, Net - (0.1)%
(70)
Net Assets - 100.0%
121,617

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
14 Moderate Strategy Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 115,269
Investments, at fair value(>) ........................................................................................................................................................
121,687
Receivables:
Investments sold ............................................................................................................................................................... 10
Fund shares sold ............................................................................................................................................................... 21
From affiliates .................................................................................................................................................................. 9
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
121,728
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 11
Accrued fees to affiliates .................................................................................................................................................. 59
Other accrued expenses .................................................................................................................................................... 41
Total liabilities ...........................................................................................................................................................
111
Net Assets ...............................................................................................................................................................
$ 121,617

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 15
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 2,660
Shares of beneficial interest .........................................................................................................................................................
130
Additional paid-in capital ............................................................................................................................................................
118,827
Net Assets ...............................................................................................................................................................
$ 121,617
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.46
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 10.04
Class A — Net assets ........................................................................................................................................................... $ 66,097,586
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 6,986,311
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.01
Class C — Net assets ........................................................................................................................................................... $ 32,668,785
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 3,624,605
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 9.63
Class R1 — Net assets ......................................................................................................................................................... $ 1,813,254
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 188,337
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 9.47
Class R5 — Net assets ......................................................................................................................................................... $ 4,030,172
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 425,768
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.59
Class S — Net assets ............................................................................................................................................................ $ 17,007,139
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 1,773,959
Amounts in thousands
(>)     Investments in affiliated funds $ 121,687
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Moderate Strategy Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 3,344
Expenses
Advisory fees ................................................................................................................................................................... 107
Administrative fees .......................................................................................................................................................... 27
Custodian fees .................................................................................................................................................................. 21
Distribution fees - Class A ............................................................................................................................................... 84
Distribution fees - Class C ............................................................................................................................................... 134
Distribution fees - Class R5 ............................................................................................................................................. 5
Transfer agent fees - Class A ........................................................................................................................................... 67
Transfer agent fees - Class C ........................................................................................................................................... 36
Transfer agent fees - Class R1 ......................................................................................................................................... 1
Transfer agent fees - Class R5 ......................................................................................................................................... 4
Transfer agent fees - Class S ............................................................................................................................................ 18
Professional fees .............................................................................................................................................................. 20
Registration fees ............................................................................................................................................................... 45
Shareholder servicing fees - Class C ............................................................................................................................... 45
Shareholder servicing fees - Class R5 ............................................................................................................................. 5
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ..................................................................................................................................................................... 8
Miscellaneous .................................................................................................................................................................. 8
Expenses before reductions .............................................................................................................................................. 639
Expense reductions .......................................................................................................................................................... (202)
Net expenses ................................................................................................................................................................................
437
Net investment income (loss) .......................................................................................................................................................
2,907
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 148
Capital gain distributions from affiliated funds ............................................................................................................... 5,385
Net realized gain (loss) ................................................................................................................................................................
5,533
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (7,345)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (7,345)
Net realized and unrealized gain (loss) ........................................................................................................................................ (1,812)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 1,095

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 17
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 2,907 $ 3,306
Net realized gain (loss) ....................................................................................................................... 5,533 1,842
Net change in unrealized appreciation (depreciation) ........................................................................ (7,345) 18,660
Net increase (decrease) in net assets from operations .............................................................................. 1,095 23,808
Distributions
To shareholders
Class A .......................................................................................................................................... (1,349) (1,751)
Class C .......................................................................................................................................... (657) (860)
Class R1 ........................................................................................................................................ (33) (35)
Class R4(1) ................................................................................................................................... — (98)
Class R5 ........................................................................................................................................ (80) (92)
Class S .......................................................................................................................................... (365) (505)
Net decrease in net assets from distributions ............................................................................................ (2,484) (3,341)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (8,580) (26,115)
Total Net Increase (Decrease) in Net Assets ........................................................................
(9,969) (5,648)
Net Assets
Beginning of period .................................................................................................................................. 131,586 137,234
End of period .............................................................................................................................................
$ 121,617 $ 131,586

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Moderate Strategy Fund
(1) For the period November 1, 2024 to December 11, 2024 (date of reclassification).
**     Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 226 $ 2,166 480 $ 4,552
Proceeds from reinvestment of distributions 143 1,345 187 1,744
Payments for shares redeemed (585) (5,618) (1,414) (13,040)
Net increase (decrease)
(216) (2,107) (747) (6,744)
Class C
Proceeds from shares sold 55 498 148 1,319
Proceeds from reinvestment of distributions 73 657 97 859
Payments for shares redeemed (771) (7,040) (1,340) (11,907)
Net increase (decrease)
(643) (5,885) (1,095) (9,729)
Class R1
Proceeds from shares sold 68 666 11 107
Proceeds from reinvestment of distributions 3 33 4 35
Payments for shares redeemed (9) (92) (49) (463)
Net increase (decrease)
62 607 (34) (321)
Class R4(1)
Proceeds from shares sold —** 3 35 319
Proceeds from reinvestment of distributions — — 10 98
Payments for shares redeemed (25) (244) (662) (6,216)
Net increase (decrease)
(25) (241) (617) (5,799)
Class R5
Proceeds from shares sold 108 1,049 43 400
Proceeds from reinvestment of distributions 9 80 10 92
Payments for shares redeemed (95) (911) (86) (802)
Net increase (decrease)
22 218 (33) (310)
Class S
Proceeds from shares sold 44 430 102 948
Proceeds from reinvestment of distributions 38 365 53 504
Payments for shares redeemed (202) (1,967) (501) (4,664)
Net increase (decrease)
(120) (1,172) (346) (3,212)
Total increase (decrease)
(920) $ (8, 580 ) (2,872) $ (26,115)

Russell Investment Company
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
20 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2025* 9.57 .23 (.15) .08 (.19) —
October 31, 2024 8.27 .24 1.30 1.54 (.24) —
October 31, 2023 8.32 .23 .05 .28 (.22) (.11)
October 31, 2022 11.11 .37 (2.09) (1.72) (.37) (.70)
October 31, 2021 9.59 .18 1.46 1.64 (.12) —
October 31, 2020 10.40 .21 (.62) (.41) (.17) (.23)
Class C
April 30, 2025* 9.13 .18 (.13) .05 (.17) —
October 31, 2024 7.91 .16 1.24 1.40 (.18) —
October 31, 2023 7.99 .16 .04 .20 (.17) (.11)
October 31, 2022 10.73 .28 (1.99) (1.71) (.33) (.70)
October 31, 2021 9.32 .10 1.41 1.51 (.10) —
October 31, 2020 10.17 .13 (.60) (.47) (.15) (.23)
Class R1
April 30, 2025* 9.73 .24 (.14) .10 (.20) —
October 31, 2024 8.40 .27 1.32 1.59 (.26) —
October 31, 2023 8.45 .26 .04 .30 (.24) (.11)
October 31, 2022 11.25 .39 (2.10) (1.71) (.39) (.70)
October 31, 2021 9.70 .22 1.45 1.67 (.12) —
October 31, 2020 10.50 .23 (.63) (.40) (.17) (.23)
Class R5
April 30, 2025* 9.58 .22 (.15) .07 (.18) —
October 31, 2024 8.28 .21 1.31 1.52 (.22) —
October 31, 2023 8.34 .23 .02 .25 (.20) (.11)
October 31, 2022 11.13 .36 (2.09) (1.73) (.36) (.70)
October 31, 2021 9.63 .15 1.46 1.61 (.11) —
October 31, 2020 10.46 .18 (.62) (.44) (.16) (.23)
Class S
April 30, 2025* 9.69 .25 (.15) .10 (.20) —
October 31, 2024 8.37 .26 1.31 1.57 (.25) —
October 31, 2023 8.42 .25 .04 .29 (.23) (.11)
October 31, 2022 11.22 .41 (2.12) (1.71) (.39) (.70)
October 31, 2021 9.68 .22 1.44 1.66 (.12) —
October 31, 2020 10.48 .23 (.63) (.40) (.17) (.23)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 21
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)(≠)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)(≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
(.19) 9.46 .89 66,098 .83 .50 4.85 13
(.24) 9.57 18.69 68,913 .82 .50 2.56 4
(.33) 8.27 3.33 65,753 .83 .49 2.69 40
(1.07) 8.32 (17.00) 72,796 .81 .49 3.87 8
(.12) 11.11 17.18 100,956 .80 .49 1.70 53
(.40) 9.59 (4.16) 95,780 .79 .49 2.12 52
(.17) 9.01 .53 32,669 1.58 1.25 3.88 13
(.18) 9.13 17.75 38,976 1.57 1.25 1.83 4
(.28) 7.91 2.52 42,428 1.58 1.24 1.98 40
(1.03) 7.99 (17.59) 50,723 1.56 1.24 3.06 8
(.10) 10.73 16.26 74,867 1.55 1.24 .94 53
(.38) 9.32 (4.86) 83,799 1.54 1.24 1.39 52
(.20) 9.63 1.08 1,813 .58 .25 4.90 13
(.26) 9.73 19.01 1,233 .58 .25 2.89 4
(.35) 8.40 3.51 1,355 .58 .24 2.96 40
(1.09) 8.45 (16.70) 1,425 .56 .24 4.12 8
(.12) 11.25 17.37 1,851 .54 .24 2.04 53
(.40) 9.70 (3.95) 3,208 .54 .24 2.31 52
(.18) 9.47 .79 4,030 1.08 .75 4.62 13
(.22) 9.58 18.40 3,870 1.07 .75 2.29 4
(.31) 8.28 2.98 3,619 1.08 .74 2.69 40
(1.06) 8.34 (17.13) 5,117 1.06 .74 3.76 8
(.11) 11.13 16.82 7,431 1.05 .74 1.41 53
(.39) 9.63 (4.43) 6,881 1.04 .74 1.81 52
(.20) 9.59 1.06 17,007 .58 .33 5.24 13
(.25) 9.69 18.87 18,358 .57 .33 2.76 4
(.34) 8.37 3.44 18,760 .58 .32 2.88 40
(1.09) 8.42 (16.81) 20,928 .56 .32 4.30 8
(.12) 11.22 17.28 35,516 .55 .32 2.07 53
(.40) 9.68 (3.98) 46,826 .54 .32 2.36 52

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
22 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 4,174
Distribution fees 34,067
Shareholder servicing fees 7,464
Transfer agent fees 12,890
Trustees' fees 470
$ 59,065
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 3,919 $ 162 $ 1,404 $ (257) $ 58 $ 2,478 $ 60 $ —
Multifactor U.S. Equity Fund 19,045 4,950 2,656 398 (5,048) 16,689 397 3,986
U.S. Small Cap Equity Fund 3,276 539 706 122 (757) 2,474 81 272
Investment Grade Bond Fund 25,188 877 3,165 23 (156) 22,767 713 —
Long Duration Bond Fund 6,502 263 675 (91) 46 6,045 147 —
Opportunistic Credit Fund 2,661 3,770 367 2 (73) 5,993 114 —
Short Duration Bond Fund 6,662 186 2,724 74 (42) 4,156 138 —
Strategic Bond Fund 27,732 974 2,804 (375) 260 25,787 752 —
Emerging Markets Fund 2,572 860 302 16 (25) 3,121 68 —
Global Equity Fund 20,325 2,581 2,400 197 (1,412) 19,291 272 1,127
Multifactor International Equity
Fund 3,250 280 528 62 67 3,131 161 —
Multi-Strategy Income Fund 10,562 503 1,024 (23) (263) 9,755 441 —
$ 131,694 $ 15,945 $ 18,755 $ 148 $ (7,345) $ 121,687 $ 3,344 $ 5,385
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 116,845,787 $ 7,760,492 $ (2,919,017) $ 4,841,475

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — April 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 23
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.0%
Global Infrastructure Fund Class Y 1,192,451 11,829
Global Real Estate Securities Fund Class Y 406,433 11,909
23,738
Domestic Equities - 20.7%
Multifactor U.S. Equity Fund Class Y 6,185,155 89,190
U.S. Small Cap Equity Fund Class Y 793,495 17,798
U.S. Strategic Equity Fund Class Y 960,387 14,848
121,836
Fixed Income - 32.5%
Investment Grade Bond Fund Class Y 5,679,615 104,221
Long Duration Bond Fund Class Y 3,676,804 29,194
Opportunistic Credit Fund Class Y 2,048,769 17,374
Strategic Bond Fund Class Y 4,492,634 40,568
191,357
International Equities - 34.9%
Emerging Markets Fund Class Y 1,251,500 20,900
Global Equity Fund Class Y 17,524,666 173,144
Multifactor International Equity Fund Class Y 1,074,805 11,962
206,006
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 4,927,018 47,102
Total Investments in Affiliated Funds
(cost $525,162) 590,039
Total Investments - 100.1%
(identified cost $525,162) 590,039
Other Assets and Liabilities, Net - (0.1)%
(370)
Net Assets - 100.0%
589,669

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
24 Balanced Strategy Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 525,162
Investments, at fair value(>) ........................................................................................................................................................
590,039
Receivables:
Investments sold ............................................................................................................................................................... 560
Fund shares sold ............................................................................................................................................................... 88
Prepaid expenses .......................................................................................................................................................................... 3
Total assets ...............................................................................................................................................................
590,690
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 612
Accrued fees to affiliates .................................................................................................................................................. 338
Other accrued expenses .................................................................................................................................................... 71
Total liabilities ...........................................................................................................................................................
1,021
Net Assets ...............................................................................................................................................................
$ 589,669

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 25
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 77,10 6
Shares of beneficial interest .........................................................................................................................................................
558
Additional paid-in capital ............................................................................................................................................................
512,00 5
Net Assets ...............................................................................................................................................................
$ 589,669
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 10.69
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 11.34
Class A — Net assets ........................................................................................................................................................... $ 307,567,419
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 28,776,865
Net asset value per share: Class C (#) .......................................................................................................................................... $ 10.12
Class C — Net assets ........................................................................................................................................................... $ 166,792,250
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 16,473,905
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 10.95
Class R1 — Net assets ......................................................................................................................................................... $ 11,810,447
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 1,078,558
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 10.67
Class R5 — Net assets ......................................................................................................................................................... $ 15,805,005
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 1,480,687
Net asset value per share: Class S (#) .......................................................................................................................................... $ 10.93
Class S — Net assets ............................................................................................................................................................ $ 87,694,355
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 8,022,880
Amounts in thousands
(>)     Investments in affiliated funds $ 590,039
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Balanced Strategy Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 15,23 3
Expenses
Advisory fees ................................................................................................................................................................... 525
Administrative fees .......................................................................................................................................................... 131
Custodian fees .................................................................................................................................................................. 21
Distribution fees - Class A ............................................................................................................................................... 403
Distribution fees - Class C ............................................................................................................................................... 669
Distribution fees - Class R5 ............................................................................................................................................. 21
Transfer agent fees - Class A ........................................................................................................................................... 322
Transfer agent fees - Class C ........................................................................................................................................... 178
Transfer agent fees - Class R1 ......................................................................................................................................... 1 2
Transfer agent fees - Class R5 ......................................................................................................................................... 17
Transfer agent fees - Class S ............................................................................................................................................ 8 9
Professional fees .............................................................................................................................................................. 30
Registration fees ............................................................................................................................................................... 46
Shareholder servicing fees - Class C ............................................................................................................................... 22 4
Shareholder servicing fees - Class R5 ............................................................................................................................. 21
Trustees’ fees .................................................................................................................................................................... 17
Printing fees ..................................................................................................................................................................... 21
Miscellaneous .................................................................................................................................................................. 14
Expenses before reductions .............................................................................................................................................. 2,761
Expense reductions .......................................................................................................................................................... (413)
Net expenses ................................................................................................................................................................................
2,348
Net investment income (loss) .......................................................................................................................................................
12,88 5
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 5,763
Capital gain distributions from affiliated funds ............................................................................................................... 35,455
Net realized gain (loss) ................................................................................................................................................................
41,218
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (51,552)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (51,552)
Net realized and unrealized gain (loss) ........................................................................................................................................ (10,334)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 2,55 1

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 27
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 12,88 5 $ 11,569
Net realized gain (loss) ....................................................................................................................... 41,218 13,170
Net change in unrealized appreciation (depreciation) ........................................................................ (51,552) 111,318
Net increase (decrease) in net assets from operations .............................................................................. 2,55 1 136,057
Distributions
To shareholders
Class A .......................................................................................................................................... (2,432) (6,165)
Class C .......................................................................................................................................... (1,253) (2,994)
Class R1 ........................................................................................................................................ (94) (190)
Class R4(1) ................................................................................................................................... — (228)
Class R5 ........................................................................................................................................ (122) (292)
Class S .......................................................................................................................................... (691) (1,764)
Net decrease in net assets from distributions ............................................................................................ (4,592) (11,633)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (50,40 3 ) (121,099)
Total Net Increase (Decrease) in Net Assets ........................................................................
(52,444) 3,325
Net Assets
Beginning of period .................................................................................................................................. 642,113 638,788
End of period .............................................................................................................................................
$ 589,669 $ 642,113

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
28 Balanced Strategy Fund
(1) For the period November 1, 2024 to December 11, 2024 (date of reclassification ).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 966 $ 10,512 1,747 $ 18,330
Proceeds from reinvestment of distributions 231 2,419 578 6,134
Payments for shares redeemed (3,338) (36,090) (6,586) (67,071)
Net increase (decrease)
(2,141) (23,159) (4,261) (42,607)
Class C
Proceeds from shares sold 308 3,129 610 5,943
Proceeds from reinvestment of distributions 125 1,247 297 2,989
Payments for shares redeemed (2,602) (26,759) (5,353) (52,555)
Net increase (decrease)
(2,169) (22,383) (4,446) (43,623)
Class R1
Proceeds from shares sold 265 2,993 78 815
Proceeds from reinvestment of distributions 9 94 18 190
Payments for shares redeemed (69) (756) (117) (1,240)
Net increase (decrease)
205 2,331 (21) (235)
Class R4(1)
Proceeds from shares sold 2 19 105 1,073
Proceeds from reinvestment of distributions — — 22 228
Payments for shares redeemed (173) (1,914) (2,393) (24,768)
Net increase (decrease)
(171) (1,895) (2,266) (23,467)
Class R5
Proceeds from shares sold 70 755 319 3,255
Proceeds from reinvestment of distributions 12 122 27 292
Payments for shares redeemed (270) (2,897) (318) (3,253)
Net increase (decrease)
(188) (2,020) 28 294
Class S
Proceeds from shares sold 685 7,649 644 6,787
Proceeds from reinvestment of distributions 65 689 162 1,758
Payments for shares redeemed (1,051) (11,615) (1,914) (20,006)
Net increase (decrease)
(301) (3,277) (1,108) (11,461)
Total increase (decrease)
(4, 764 ) $ (50,403) (12,074) $ (121,099)

Russell Investment Company
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
30 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2025* 10.72 .24 (.19) .05 (.08) —
October 31, 2024 8.89 .20 1.83 2.03 (.20) —
October 31, 2023 8.81 .17 .29 .46 (.16) (.22)
October 31, 2022 12.40 .38 (2.25) (1.87) (.40) (1.32)
October 31, 2021 9.93 .25 2.45 2.70 (.23) —
October 31, 2020 11.08 .27 (.92) (.65) (.23) (.27)
Class C
April 30, 2025
*
10.19 .16 (.15) .01 (.08) —
October 31, 2024 8.48 .11 1.75 1.86 (.15) —
October 31, 2023 8.44 .09 .29 .38 (.12) (.22)
October 31, 2022 11.97 .29 (2.16) (1.87) (.34) (1.32)
October 31, 2021 9.59 .14 2.39 2.53 (.15) —
October 31, 2020 10.74 .19 (.90) (.71) (.17) (.27)
Class R1
April 30, 2025
*
10.98 .27 (.21) .06 (.09) —
October 31, 2024 9.09 .22 1.88 2.10 (.21) —
October 31, 2023 8.99 .20 .29 .49 (.17) (.22)
October 31, 2022 12.62 .41 (2.30) (1.89) (.42) (1.32)
October 31, 2021 10.10 .30 2.47 2.77 (.25) —
October 31, 2020 11.26 .29 (.93) (.64) (.25) (.27)
Class R5
April 30, 2025
*
10.72 .23 (.20) .03 (.08) —
October 31, 2024 8.90 .17 1.83 2.00 (.18) —
October 31, 2023 8.82 .16 .28 .44 (.14) (.22)
October 31, 2022 12.42 .37 (2.28) (1.91) (.37) (1.32)
October 31, 2021 9.95 .21 2.46 2.67 (.20) —
October 31, 2020 11.11 .23 (.92) (.69) (.20) (.27)
Class S
April 30, 2025
*
10.96 .27 (.21) .06 (.09) —
October 31, 2024 9.08 .22 1.87 2.09 (.21) —
October 31, 2023 8.98 .19 .30 .49 (.17) (.22)
October 31, 2022 12.61 .43 (2.32) (1.89) (.42) (1.32)
October 31, 2021 10.09 .29 2.48 2.77 (.25) —
October 31, 2020 11.25 .33 (.98) (.65) (.24) (.27)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 31
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)(≠)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)(≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
(.08) 10.69 .52 307,568 .71 .56 4.48 16
(.20) 10.72 22.84 331,560 .71 .53 1.94 3
(.38) 8.89 5.21 312,806 .73 .47 1.80 37
(1.72) 8.81 (17.35) 340,785 .74 .47 3.71 8
(.23) 12.40 27.33 469,854 .73 .47 2.09 59
(.50) 9.93 (6.10) 419,101 .73 .47 2.66 37
(.08) 10.12 .07 166,792 1.46 1.31 3.19 16
(.15) 10.19 21.95 190,014 1.46 1.28 1.18 3
(.34) 8.48 4.44 195,869 1.48 1.22 1.06 37
(1.66) 8.44 (18.03) 230,023 1.49 1.22 3.02 8
(.15) 11.97 26.49 345,256 1.48 1.22 1.20 59
(.44) 9.59 (6.88) 343,712 1.48 1.22 1.86 37
(.09) 10.95 .53 11,810 .46 .35 4.96 16
(.21) 10.98 23.15 9,584 .46 .32 2.11 3
(.39) 9.09 5.47 8,129 .48 .26 2.07 37
(1.74) 8.99 (17.21) 8,608 .49 .26 3.98 8
(.25) 12.62 27.59 12,249 .48 .26 2.49 59
(.52) 10.10 (5.88) 16,852 .48 .26 2.78 37
(.08) 10.67 .29 15,805 .96 .85 4.29 16
(.18) 10.72 22.47 17,894 .96 .82 1.65 3
(.36) 8.90 4.97 14,598 .98 .76 1.70 37
(1.69) 8.82 (17.64) 21,682 .99 .76 3.68 8
(.20) 12.42 26.93 32,161 .98 .76 1.79 59
(.47) 9.95 (6.41) 30,254 .98 .76 2.28 37
(.09) 10.93 .52 87,694 .46 .41 4.89 16
(.21) 10.96 23.02 91,226 .46 .38 2.09 3
(.39) 9.08 5.44 85,628 .48 .32 1.98 37
(1.74) 8.98 (17.27) 95,302 .49 .32 4.18 8
(.25) 12.61 27.56 157,073 .48 .32 2.38 59
(.51) 10.09 (5.96) 166,658 .48 .32 3.11 37

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
32 Balanced Strategy Fund
193,096
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 202 5 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 57,108
Administrative fees 20,224
Distribution fees 166,246
Shareholder servicing fees 36,847
Transfer agent fees 55,557
Trustees' fees 1,866
$ 337,848
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,950 $ 566 $ 2,103 $ 202 $ 214 $ 11,829 $ 233 $ 220
Global Real Estate Securities Fund 15,921 772 3,973 296 (1,107) 11,909 265 —
Multifactor U.S. Equity Fund 106,581 26,338 17,272 1,374 (27,831) 89,190 2,233 22,517
U.S. Small Cap Equity Fund 22,378 3,451 3,518 106 (4,619) 17,798 565 1,897
U.S. Strategic Equity Fund — 15,290 347 (1) (94) 14,848 34 —
Investment Grade Bond Fund 115,522 4,134 14,802 82 (715) 104,221 3,317 —
Long Duration Bond Fund 25,065 6,516 2,266 (18) (103) 29,194 584 —
Opportunistic Credit Fund 13,002 6,261 1,626 4 (267) 17,374 510 —
Short Duration Bond Fund 12,994 382 13,388 385 (373) — 245 —
Strategic Bond Fund 35,143 9,311 3,760 (234) 108 40,568 992 —
Emerging Markets Fund 19,147 4,166 2,299 39 (153) 20,900 506 —
Global Equity Fund 17,002 24,811 2,014 (14,157) 173,144 2,613 10,821
Multifactor International Equity
Fund 19,109 1,296 8,962 1,659 (1,140) 11,962 956 —
Multi-Strategy Income Fund 51,663 2,352 5,453 (145) (1,315) 47,102 2,180 —
$ 642,571 $ 97,837 $ 104,580 $ 5,763 $ (51,552) $ 590,039 $ 15,233 $ 35,455
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 532,681,407 $ 61,262,670 $ (3,905,450) $ 57,357,220

Russell Investment Company
Aggressive Strategy Fund
Schedule of Investments — April 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 33
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.0%
Global Infrastructure Fund Class Y 1,142,887 11,337
Global Real Estate Securities Fund Class Y 584,193 17,117
28,454
Domestic Equities - 32.6%
Multifactor U.S. Equity Fund Class Y 7,081,872 102,121
U.S. Small Cap Equity Fund Class Y 886,067 19,874
U.S. Strategic Equity Fund Class Y 4,025,437 62,233
184,228
Fixed Income - 14.1%
Long Duration Bond Fund Class Y 3,475,613 27,596
Opportunistic Credit Fund Class Y 1,614,220 13,689
Strategic Bond Fund Class Y 4,244,684 38,330
79,615
International Equities - 40.4%
Emerging Markets Fund Class Y 1,713,055 28,608
Global Equity Fund Class Y 16,748,089 165,471
Multifactor International Equity Fund Class Y 3,096,483 34,464
228,543
Multi-Asset - 8.0%
Multi-Asset Strategy Fund Class Y 4,176,733 45,192
Total Investments in Affiliated Funds
(cost $497,985) 566,032
Total Investments - 100.1%
(identified cost $497,985) 566,032
Other Assets and Liabilities, Net - (0.1)%
(335)
Net Assets - 100.0%
565,697

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
34 Aggressive Strategy Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 497,985
Investments, at fair value(>) ........................................................................................................................................................
566,032
Receivables:
Investments sold ............................................................................................................................................................... 459
Fund shares sold ............................................................................................................................................................... 55
Prepaid expenses .......................................................................................................................................................................... 3
Total assets ...............................................................................................................................................................
566,549
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 491
Accrued fees to affiliates .................................................................................................................................................. 306
Other accrued expenses .................................................................................................................................................... 55
Total liabilities ...........................................................................................................................................................
852
Net Assets ...............................................................................................................................................................
$ 565,697

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 35
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 110,334
Shares of beneficial interest .........................................................................................................................................................
466
Additional paid-in capital ............................................................................................................................................................
454,897
Net Assets ...............................................................................................................................................................
$ 565,697
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 12.34
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 13.09
Class A — Net assets ........................................................................................................................................................... $ 321,700,026
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 26,072,078
Net asset value per share: Class C (#) .......................................................................................................................................... $ 11.35
Class C — Net assets ........................................................................................................................................................... $ 136,575,494
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 12,031,404
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 12.72
Class R1 — Net assets ......................................................................................................................................................... $ 4,907,439
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 385,904
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 12.31
Class R5 — Net assets ......................................................................................................................................................... $ 10,833,369
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 879,737
Net asset value per share: Class S (#) .......................................................................................................................................... $ 12.69
Class S — Net assets ............................................................................................................................................................ $ 91,681,055
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 7,226,018
Amounts in thousands
(>)     Investments in affiliated funds $ 566,032
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
36 Aggressive Strategy Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 13,245
Expenses
Advisory fees ................................................................................................................................................................... 502
Administrative fees .......................................................................................................................................................... 126
Custodian fees .................................................................................................................................................................. 20
Distribution fees - Class A ............................................................................................................................................... 421
Distribution fees - Class C ............................................................................................................................................... 544
Distribution fees - Class R5 ............................................................................................................................................. 15
Transfer agent fees - Class A ........................................................................................................................................... 337
Transfer agent fees - Class C ........................................................................................................................................... 145
Transfer agent fees - Class R1 ......................................................................................................................................... 4
Transfer agent fees - Class R5 ......................................................................................................................................... 12
Transfer agent fees - Class S ............................................................................................................................................ 93
Professional fees .............................................................................................................................................................. 33
Registration fees ............................................................................................................................................................... 46
Shareholder servicing fees - Class C ............................................................................................................................... 181
Shareholder servicing fees - Class R5 ............................................................................................................................. 15
Trustees’ fees .................................................................................................................................................................... 17
Printing fees ..................................................................................................................................................................... 26
Miscellaneous .................................................................................................................................................................. 15
Expenses before reductions .............................................................................................................................................. 2,552
Expense reductions .......................................................................................................................................................... (388)
Net expenses ................................................................................................................................................................................
2,164
Net investment income (loss) .......................................................................................................................................................
11,081
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 2,299
Capital gain distributions from affiliated funds ............................................................................................................... 40,373
Net realized gain (loss) ................................................................................................................................................................
42,672
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (53,783)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (53,783)
Net realized and unrealized gain (loss) ........................................................................................................................................ (11,111)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (30)

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 37
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 11,081 $ 9,481
Net realized gain (loss) ....................................................................................................................... 42,672 19,071
Net change in unrealized appreciation (depreciation) ........................................................................ (53,783) 119,819
Net increase (decrease) in net assets from operations .............................................................................. (30) 148,371
Distributions
To shareholders
Class A .......................................................................................................................................... (6,810) (5,386)
Class C .......................................................................................................................................... (3,090) (2,018)
Class R1 ........................................................................................................................................ (90) (67)
Class R4(1) ................................................................................................................................... — (186)
Class R5 ........................................................................................................................................ (237) (210)
Class S .......................................................................................................................................... (1,863) (1,586)
Net decrease in net assets from distributions ............................................................................................ (12,090) (9,453)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (33,092) (133,098)
Total Net Increase (Decrease) in Net Assets ........................................................................
(45,212) 5,820
Net Assets
Beginning of period .................................................................................................................................. 610,909 605,089
End of period .............................................................................................................................................
$ 565,697 $ 610,909

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Aggressive Strategy Fund
(1) For the period November 1, 2024 to December 11, 2024 (date of reclassification).
**     Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 555 $ 7,065 1,251 $ 15,263
Proceeds from reinvestment of distributions 548 6,771 433 5,355
Payments for shares redeemed (2,528) (31,933) (4,271) (50,933)
Net increase (decrease)
(1,425) (18,097) (2,587) (30,315)
Class C
Proceeds from shares sold 100 1,155 430 4,731
Proceeds from reinvestment of distributions 271 3,087 177 2,014
Payments for shares redeemed (1,491) (17,424) (3,637) (40,541)
Net increase (decrease)
(1,120) (13,182) (3,030) (33,796)
Class R1
Proceeds from shares sold 96 1,251 24 285
Proceeds from reinvestment of distributions 7 90 5 67
Payments for shares redeemed (33) (433) (23) (274)
Net increase (decrease)
70 908 6 78
Class R4(1)
Proceeds from shares sold — ** 4 75 887
Proceeds from reinvestment of distributions — — 15 186
Payments for shares redeemed (20) (264) (1,806) (22,010)
Net increase (decrease)
(20) (260) (1,716) (20,937)
Class R5
Proceeds from shares sold 36 451 78 917
Proceeds from reinvestment of distributions 19 237 17 210
Payments for shares redeemed (22 0 ) (2,807) (314) (3,825)
Net increase (decrease)
(16 5 ) (2,119) (219) (2,698)
Class S
Proceeds from shares sold 495 6,467 571 7,017
Proceeds from reinvestment of distributions 147 1,861 125 1,577
Payments for shares redeemed (669) (8,670) (4,569) (54,024)
Net increase (decrease)
(27) (342) (3,873) (45,430)
Total increase (decrease)
(2,68 7 ) $ (33,092) (11,419) $ (133,098)

Russell Investment Company
Aggressive Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
40 Aggressive Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
April 30, 2025* 12.60 .26 (.27) (.01) (.08) (.17) —
October 31, 2024 10.11 .19 2.49 2.68 (.19) — —
October 31, 2023 9.90 .15 .52 .67 (.1 3 ) (.31) (.02)
October 31, 2022 14.22 .45 (2.57) (2.12) (.48) (1.72) —
October 31, 2021 10.62 .26 3.51 3.77 (.16) (.01) —
October 31, 2020 12.18 .28 (1.02) (.74) (.22) (.60) —
(Ɵ)
Class C
April 30, 2025* 11.64 .13 (.17) (.04) (.08) (.17) —
October 31, 2024 9.39 .09 2.30 2.39 (.14) — —
October 31, 2023 9.26 .07 .49 .56 (.11) (.31) (.01)
October 31, 2022 13.48 .33 (2.40) (2.07) (.43) (1.72) —
October 31, 2021 10.09 .12 3.38 3.50 (.10) (.01) —
October 31, 2020 11.63 .17 (.95) (.78) (.16) (.60) —
(Ɵ)
Class R1
April 30, 2025* 12.96 .30 (.28) .02 (.09) (.17) —
October 31, 2024 10.39 .23 2.56 2.79 (.22) — —
October 31, 2023 10.14 .23 .49 .72 (.14) (.31) (.02)
October 31, 2022 14.51 .49 (2.63) (2.14) (.51) (1.72) —
October 31, 2021 10.82 .32 3.57 3.89 (.19) (.01) —
October 31, 2020 12.40 .31 (1.04) (.73) (.25) (.60) —
(Ɵ)
Class R5
April 30, 2025* 12.59 .25 (.28) (.03) (.08) (.17) —
October 31, 2024 10.11 .17 2.49 2.66 (.18) — —
October 31, 2023 9.91 .15 .50 .65 (.13) (.31) (.01)
October 31, 2022 14.24 .47 (2.62) (2.15) (.46) (1.72) —
October 31, 2021 10.63 .23 3.53 3.76 (.14) (.01) —
October 31, 2020 12.20 .24 (1.01) (.77) (.20) (.60) —
(Ɵ)
Class S
April 30, 2025* 12.94 .30 (.29) .01 (.09) (.17) —
October 31, 2024 10.37 .27 2.51 2.78 (.21) — —
October 31, 2023 10.13 .19 .52 .71 (.14) (.31) (.02)
October 31, 2022 14.50 .51 (2.65) (2.14) (.51) (1.72) —
October 31, 2021 10.81 .31 3.57 3.88 (.18) (.01) —
October 31, 2020 12.39 .29 (1.02) (.73) (.25) (.60) —
(Ɵ)

See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 41
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)(≠)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)(≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
(.25) 12.34 (.03) 321,700 .72 .59 4.10 14
(.19) 12.60 26.58 346,436 .72 .57 1.59 3
(.46) 10.11 6.85 304,194 .74 .55 1.45 30
(2.20) 9.90 (17.53) 308,433 .74 .55 3.98 10
(.17) 14.22 35.55 421,040 .74 .57 1.97 61
(.82) 10.62 (6.60) 349,360 .74 .57 2.50 40
(.25) 11.35 (.38) 136,576 1.47 1.34 2.29 14
(.14) 11.64 25.49 153,149 1.47 1.32 .81 3
(.43) 9.39 6.14 151,867 1.49 1.30 .69 30
(2.15) 9.26 (18.22) 173,038 1.49 1.30 3.11 10
(.11) 13.48 34.70 247,152 1.49 1.32 .94 61
(.76) 10.09 (7.33) 226,670 1.49 1.32 1.67 40
(.26) 12.72 .16 4,907 .47 .29 4.60 14
(.22) 12.96 26.86 4,098 .47 .27 1.8 7 3
(.47) 10.39 7.21 3,220 .49 .25 2.15 30
(2.23) 10.14 (17.29) 4,899 .49 .25 4.24 10
(.20) 14.51 35.98 6,672 .49 .27 2.39 61
(.85) 10.82 (6.35) 6,931 .49 .27 2.80 40
(.25) 12.31 (.20) 10,833 .96 .79 3.97 14
(.18) 12.59 26.32 13,156 .97 .77 1.39 3
(.45) 10.11 6.63 12,77 7 .99 .75 1.4 2 30
(2.18) 9.91 (17.71) 19,144 .99 .75 4.14 10
(.15) 14.24 35.44 29,994 .99 .77 1.73 61
(.80) 10.63 (6.86) 23,354 .99 .77 2.26 40
(.26) 12.69 .08 91,681 .47 .34 4.70 14
(.21) 12.94 26.88 93,820 .47 .32 2.21 3
(.47) 10.37 7.10 115,355 .49 .30 1.77 30
(2.23) 10.13 (17.34) 121,694 .49 .30 4.38 10
(.19) 14.50 35.98 168,847 .49 .32 2.31 61
(.85) 10.81 (6.40) 145,026 .49 .32 2.60 40

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
42 Aggressive Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 18,063
Administrative fees 19,191
Distribution fees 148,228
Shareholder servicing fees 29,419
Transfer agent fees 89,714
Trustees' fees 1,578
$ 306,193
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,329 $ 432 $ 1,818 $ 178 $ 216 $ 11,337 $ 222 $ 210
Global Real Estate Securities Fund 21,183 451 3,460 (43) (1,014) 17,117 363 —
Multifactor U.S. Equity Fund 107,723 32,286 10,628 2,380 (29,640) 102,121 2,317 23,040
U.S. Small Cap Equity Fund 27,285 3,918 5,753 (19) (5,557) 19,874 699 2,347
U.S. Strategic Equity Fund 55,413 18,935 5,080 525 (7,560) 62,233 678 4,719
Long Duration Bond Fund 20,780 8,694 1,812 (10) (56) 27,596 487 —
Opportunistic Credit Fund 12,335 2,957 1,375 (2) (226) 13,689 475 —
Strategic Bond Fund 54,432 1,547 17,407 (3,183) 2,941 38,330 1,448 —
Emerging Markets Fund 27,334 3,377 1,937 44 (210) 28,608 712 —
Global Equity Fund 177,995 13,640 14,717 786 (12,233) 165,471 2,429 10,057
Multifactor International Equity
Fund 45,384 2,308 14,708 1,509 (29) 34,464 2,248 —
Multi-Asset Strategy Fund 49,144 1,170 4,841 134 (415) 45,192 1,167 —
$ 611,337 $ 89,715 $ 83,536 $ 2,299 $ (53,783) $ 566,032 $ 13,245 $ 40,373
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 505,622,008 $ 66,584,206 $ (6,173,862) $ 60,410,344

Russell Investment Company
Equity Aggressive Strategy Fund
Schedule of Investments — April 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 43
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.5%
Global Infrastructure Fund Class Y 584,718 5,801
Global Real Estate Securities Fund Class Y 348,984 10,225
16,026
Domestic Equities - 38.4%
Multifactor U.S. Equity Fund Class Y 4,017,491 57,932
U.S. Small Cap Equity Fund Class Y 518,459 11,629
U.S. Strategic Equity Fund Class Y 2,705,901 41,833
111,394
Fixed Income - 4.8%
Long Duration Bond Fund Class Y 1,063,461 8,444
Opportunistic Credit Fund Class Y 658,367 5,583
14,027
International Equities - 43.4%
Emerging Markets Fund Class Y 1,052,680 17,580
Global Equity Fund Class Y 8,574,987 84,721
Multifactor International Equity Fund Class Y 2,118,737 23,582
125,883
Multi-Asset - 8.0%
Multi-Asset Strategy Fund Class Y 2,129,892 23,045
Total Investments in Affiliated Funds
(cost $262,617) 290,375
Total Investments - 100.1%
(identified cost $262,617) 290,375
Other Assets and Liabilities, Net - (0.1)%
(179)
Net Assets - 100.0%
290,196

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
44 Equity Aggressive Strategy Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 262,617
Investments, at fair value(>) ........................................................................................................................................................
290,375
Receivables:
Investments sold ............................................................................................................................................................... 58
Fund shares sold ............................................................................................................................................................... 12
From affiliates .................................................................................................................................................................. 1
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
290,448
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 65
Accrued fees to affiliates .................................................................................................................................................. 145
Other accrued expenses .................................................................................................................................................... 42
Total liabilities ...........................................................................................................................................................
252
Net Assets ...............................................................................................................................................................
$ 290,196

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 45
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 49,096
Shares of beneficial interest .........................................................................................................................................................
198
Additional paid-in capital ............................................................................................................................................................
240,902
Net Assets ...............................................................................................................................................................
$ 290,196
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 15.40
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 16.34
Class A — Net assets ........................................................................................................................................................... $ 119,250,274
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 7,741,084
Net asset value per share: Class C (#) .......................................................................................................................................... $ 12.90
Class C — Net assets ........................................................................................................................................................... $ 79,696,484
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 6,175,984
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 15.70
Class R1 — Net assets ......................................................................................................................................................... $ 3,349,990
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 213,406
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 14.67
Class R5 — Net assets ......................................................................................................................................................... $ 4,177,455
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 284,789
Net asset value per share: Class S (#) .......................................................................................................................................... $ 15.62
Class S — Net assets ............................................................................................................................................................ $ 83,721,830
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 5,359,128
Amounts in thousands
(>)     Investments in affiliated funds $ 290,375
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
46 Equity Aggressive Strategy Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 6,849
Expenses
Advisory fees ................................................................................................................................................................... 258
Administrative fees .......................................................................................................................................................... 64
Custodian fees .................................................................................................................................................................. 20
Distribution fees - Class A ............................................................................................................................................... 168
Distribution fees - Class C ............................................................................................................................................... 315
Distribution fees - Class R5 ............................................................................................................................................. 6
Transfer agent fees - Class A ........................................................................................................................................... 134
Transfer agent fees - Class C ........................................................................................................................................... 84
Transfer agent fees - Class R1 ......................................................................................................................................... 3
Transfer agent fees - Class R5 ......................................................................................................................................... 5
Transfer agent fees - Class S ............................................................................................................................................ 77
Professional fees .............................................................................................................................................................. 25
Registration fees ............................................................................................................................................................... 46
Shareholder servicing fees - Class C ............................................................................................................................... 105
Shareholder servicing fees - Class R5 ............................................................................................................................. 6
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ..................................................................................................................................................................... 16
Miscellaneous .................................................................................................................................................................. 10
Expenses before reductions .............................................................................................................................................. 1,350
Expense reductions .......................................................................................................................................................... (254)
Net expenses ................................................................................................................................................................................
1,096
Net investment income (loss) .......................................................................................................................................................
5,753
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 1,360
Capital gain distributions from affiliated funds ............................................................................................................... 23,129
Net realized gain (loss) ................................................................................................................................................................
24,489
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... (31,139)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (31,139)
Net realized and unrealized gain (loss) ........................................................................................................................................ (6,650)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (897)

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 47
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 5,753 $ 3,626
Net realized gain (loss) ....................................................................................................................... 24,489 6,521
Net change in unrealized appreciation (depreciation) ........................................................................ (31,139) 65,185
Net increase (decrease) in net assets from operations .............................................................................. (897) 75,332
Distributions
To shareholders
Class A .......................................................................................................................................... (693) (1,827)
Class C .......................................................................................................................................... (472) (870)
Class R1 ........................................................................................................................................ (20) (33)
Class R4(1) ................................................................................................................................... — (67)
Class R5 ........................................................................................................................................ (25) (55)
Class S .......................................................................................................................................... (480) (760)
Net decrease in net assets from distributions ............................................................................................ (1,690) (3,612)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (16,277) (36,835)
Total Net Increase (Decrease) in Net Assets ........................................................................
(18,864) 34,885
Net Assets
Beginning of period .................................................................................................................................. 309,060 274,175
End of period .............................................................................................................................................
$ 290,196 $ 309,060

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
48 Equity Aggressive Strategy Fund
(1) For the period November 1, 2024 to December 11, 2024 (date of reclassification).
**     Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 139 $ 2,197 375 $ 5,518
Proceeds from reinvestment of distributions 46 686 120 1,814
Payments for shares redeemed (2,597) (40,696) (1,129) (16,551)
Net increase (decrease)
(2,412) (37,813) (634) (9,219)
Class C
Proceeds from shares sold 105 1,381 391 4,747
Proceeds from reinvestment of distributions 37 469 68 861
Payments for shares redeemed (619) (8,209) (1,575) (19,441)
Net increase (decrease)
(477) (6,359) (1,116) (13,833)
Class R1
Proceeds from shares sold 63 1,023 17 247
Proceeds from reinvestment of distributions 1 20 2 33
Payments for shares redeemed (15) (228) (27) (380)
Net increase (decrease)
49 815 (8) (100)
Class R4(1)
Proceeds from shares sold —** 2 62 896
Proceeds from reinvestment of distributions — — 5 67
Payments for shares redeemed (43) (677) (660) (9,631)
Net increase (decrease)
(43) (675) (593) (8,668)
Class R5
Proceeds from shares sold 22 332 31 442
Proceeds from reinvestment of distributions 2 25 4 55
Payments for shares redeemed (35) (517) (118) (1,660)
Net increase (decrease)
(11) (160) (83) (1,163)
Class S
Proceeds from shares sold 2,116 33,620 460 6,792
Proceeds from reinvestment of distributions 32 479 49 755
Payments for shares redeemed (388) (6,184) (762) (11,399)
Net increase (decrease)
1,760 27,915 (253) (3,852)
Total increase (decrease)
(1,134) $ (16,277) (2,687) $ (36,835)

Russell Investment Company
Equity Aggressive Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
50 Equity Aggressive Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
April 30, 2025* 15.54 .42 (.47) (.05) (.09) — —
October 31, 2024 12.23 .20 3.29 3.49 (.18) — —
October 31, 2023 11.90 .19 .69 .88 (.16) (.38) (.01)
October 31, 2022 15.88 .59 (3.18) (2.59) (.56) (.83) —
October 31, 2021 11.52 .27 4.23 4.50 (.14) — —
October 31, 2020 13.16 .32 (1.39) (1.07) (.30) (.27) —
Class C
April 30, 2025* 13.07 .08 (.17) (.09) (.08) — —
October 31, 2024 10.34 .06 2.79 2.85 (.12) — —
October 31, 2023 10.17 .07 .60 .67 (.11) (.38) (.01)
October 31, 2022 13.81 .37 (2.68) (2.31) (.50) (.83) —
October 31, 2021 10.07 .02 3.80 3.82 (.08) — —
October 31, 2020 11.59 .16 (1.17) (1.01) (.24) (.27) —
Class R1
April 30, 2025* 15.82 .42 (.45) (.03) (.09) — —
October 31, 2024 12.43 .25 3.35 3.60 (.21) — —
October 31, 2023 12.06 .24 .71 .95 (.18) (.38) (.02 )
October 31, 2022 16.08 .66 (3.25) (2.59) (.60) (.83) —
October 31, 2021 11.66 .38 4.21 4.59 (.17) — —
October 31, 2020 13.31 .35 (1.38) (1.03) (.35) (.27) —
Class R5
April 30, 2025* 14.81 .29 (.35) (.06) (.08) — —
October 31, 2024 11.68 .18 3.11 3.29 (.16) — —
October 31, 2023 11.38 .17 .67 .84 (.15) (.38) (.01)
October 31, 2022 15.26 .49 (3.00) (2.51) (.54) (.83) —
October 31, 2021 11.08 .19 4.11 4.30 (.12) — —
October 31, 2020 12.68 .26 (1.30) (1.04) (.29) (.27) —
Class S
April 30, 2025* 15.74 .31 (.34) (.03) (.09) — —
October 31, 2024 12.38 .24 3.32 3.56 (.20) — —
October 31, 2023 12.02 .23 .70 .93 (.17) (.38) (.02)
October 31, 2022 16.02 .68 (3.26) (2.58) (.59) (.83) —
October 31, 2021 11.62 .32 4.25 4.57 (.17) — —
October 31, 2020 13.27 .43 (1.48) (1.05) (.33) (.27) —

See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 51
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)(≠)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)(≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
(.09) 15.40 (.31) 119,250 .74 .58 5.35 12
(.18) 15.54 28.55 157,804 .75 .57 1.36 4
(.55) 12.23 7.53 131,965 .77 .54 1.48 35
(1.39) 11.90 (17.79) 123,791 .77 .55 4.34 10
(.14) 15.88 39.19 161,572 .77 .57 1.85 66
(.57) 11.52 (8.24) 132,157 .78 .57 2.68 42
(.08) 12.90 (.70) 79,697 1. 50 1.33 1.18 12
(.12) 13.07 27.62 86,957 1.50 1.32 .48 4
(.50) 10.34 6.74 80,364 1.52 1.29 .62 35
(1.33) 10.17 (18.39) 90,793 1.52 1.30 3.15 10
(.08) 13.81 38.02 125,995 1.52 1.32 .14 66
(.51) 10.07 (8.93) 108,096 1.53 1.32 1.54 42
(.09) 15.70 (.15) 3,350 .50 .25 5.34 12
(.21) 15.82 28.99 2,593 .50 .24 1.71 4
(.58) 12.43 7.99 2,142 .52 .21 1.90 35
(1.43) 12.06 (17.57) 2,629 .52 .22 4.80 10
(.17) 16.08 39.55 3,145 .52 .24 2.56 66
(.62) 11.66 (7.90) 5,005 .53 .24 2.93 42
(.08) 14.67 (.36) 4,177 1.00 .75 3.84 12
(.16) 14.81 28.25 4,388 1.00 .74 1.26 4
(.54) 11.68 7.48 4,425 1.02 .71 1.38 35
(1.37) 11.38 (17.98) 6,567 1.02 .72 3.78 10
(.12) 15.26 38.94 7,713 1.02 .74 1.37 66
(.56) 11.08 (8.38) 6,605 1.03 .74 2.39 42
(.09) 15.62 (.18) 83,722 .50 .33 3.88 12
(.20) 15.74 28.80 56,671 .50 .32 1.61 4
(.57) 12.38 7.88 47,682 .52 .29 1.80 35
(1.42) 12.02 (17.57) 52,542 .52 .30 4.96 10
(.17) 16.02 39.45 78,256 .52 .32 2.17 66
(.60) 11.62 (8.03) 71,250 .52 .32 3.52 42

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
52 Equity Aggressive Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 9,804
Distribution fees 72,142
Shareholder servicing fees 16,688
Transfer agent fees 45,672
Trustees' fees 426
$ 144,732
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 6,236 $ 289 $ 922 $ 73 $ 125 $ 5,801 $ 114 $ 108
Global Real Estate Securities Fund 13,611 650 3,326 (567) (143) 10,225 229 —
Multifactor U.S. Equity Fund 62,525 16,419 4,897 724 (16,839) 57,932 1,358 13,555
U.S. Small Cap Equity Fund 16,804 2,321 3,989 (251) (3,256) 11,629 439 1,474
U.S. Strategic Equity Fund 32,835 15,850 2,546 190 (4,496) 41,833 418 2,835
Long Duration Bond Fund 7,437 1,730 692 1 (32) 8,444 175 —
Opportunistic Credit Fund 6,218 290 822 19 (122) 5,583 236 —
Emerging Markets Fund 18,409 1,366 2,071 130 (254) 17,580 494 —
Global Equity Fund 90,062 6,625 6,023 203 (6,146) 84,721 1,245 5,157
Multifactor International Equity
Fund 30,319 2,375 10,125 925 88 23,582 1,543 —
Multi-Asset Strategy Fund 24,819 846 2,469 (87) (64) 23,045 598 —
$ 309,275 $ 48,761 $ 37,882 $ 1,360 $ (31,139) $ 290,375 $ 6,849 $ 23,129
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 265,324,585 $ 25,744,109 $ (694,146) $ 25,049,963

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Highlights — April 30, 2025 (Unaudited)
Notes to Financial Highlights 53
* For the period ended April 30, 2025 (Unaudited)
(ƥ) Average daily shares outstanding were used for this calculation.
(‡) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(ǿ) The ratios or returns for periods less than one year are not annualized.
(±) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services,
LLC (“RIFUS”).
(ɯ) The ratios for periods less than one year are annualized.
(≠) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(Ɵ) Less than $.01 per share.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements — April 30, 2025 (Unaudited)
54 Notes to Financial Statements
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 29 different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the six months ended April 30, 2025.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIC funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the Underlying Funds, which can be obtained at russellinvestments.com. Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes as of April 30, 2025. The equity Underlying Funds in which the Funds may invest include the
Multifactor U.S. Equity, U.S. Strategic Equity, Sustainable Aware Equity, U.S. Small Cap Equity, Multifactor International
Equity, Global Equity and Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the Opportunistic Credit, Long Duration Bond, Strategic Bond, Investment Grade Bond and Short Duration Bond Funds. The
multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income and Multi-Asset Strategy
Funds. The alternative Underlying Funds in which the Funds may invest include the Global Infrastructure and Global Real
Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. RIM may change a Fund’s target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative asset class level based on RIM’s capital markets research. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. A Fund’s target strategic asset allocation and the Underlying Funds in which a Fund may invest may be changed from time to time without shareholder notice or approval.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and
Asset Allocation*
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Aggressive
Strategy Fund
Equity
Aggressive
Strategy Fund
Equity 14.5% 36% 55% 72.5% 81.5%
Fixed Income 75.5% 54% 33% 14.5% 5%
Multi-Asset 8% 8% 8% 8% 8%
Alternative# 2% 2% 4% 5% 5.5%

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 55
reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-
07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or operating results. Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and has operating results that are regularly reviewed by its chief operating decision maker (“CODM”)
to assess performance and make resource allocation decisions. The Funds’ adviser, RIM, serves as the CODM. Since RIM evaluates each Fund holistically, each Fund is a single reporting segment. RIM uses total returns, Fund expense information, and share transactions presented in the Funds’ financial statements to assess the single segment performance and make decisions.
The accounting policies of the segment are the same as those described in this “Significant Accounting Policies” note. Segment assets and significant expenses are reflected in each Funds’ Statement of Assets and Liabilities and Statement of Operations,
respectively.
Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-09, Improvements to Income Tax
Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Board has designated RIM, the Underlying Funds’ adviser, as the valuation designee to perform fair valuations pursuant to
Rule 2a-5 under the Investment Company Act. However, the Board retains oversight over the valuation process. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated
NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
56 Notes to Financial Statements
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, registered open-end investment companies, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated
at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments without further adjustment as a practical expedient.
As of April 30, 2025, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of April 30, 2025, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2021 through October 31,
2023, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 57
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class M, Class
R1, Class R5 and Class S. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Underlying Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
58 Notes to Financial Statements
Funds
the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Underlying Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Investment Transactions
Underlying Funds
During the period ended April 30, 2025, purchases and sales of Underlying Funds were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each Fund pays an annual advisory fee of 0.17% to RIM. In addition, each Fund pays an annual administrative fee of up to
0.0425% to RIFUS based upon the average daily net assets of the Fund payable on a monthly basis. Administrative fees are assessed on total Fund net assets based on a tiered fee schedule. The following shows the total amount of each of these fees paid by the Funds for the period ended April 30, 2025:
Purchases Sales
Conservative Strategy Fund $ 11,175,308 $ 17,556,203
Moderate Strategy Fund 15,945,392 18,755,439
Balanced Strategy Fund 97,837,090 104,579,791
Aggressive Strategy Fund 89,715,494 83,536,168
Equity Aggressive Strategy Fund 48,760,579 37,881,961
Funds Advisory Administrative
Conservative Strategy Fund
$ 57,522 $ 14,381
Moderate Strategy Fund
106,936 26,734
Balanced Strategy Fund
525,376 131,344
Aggressive Strategy Fund
502,373 125,593
Equity Aggressive Strategy Fund
257,754 64,438

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 59
Waivers and Reimbursements
RIM has agreed to certain waivers of its advisory fees as follows:
For the Conservative Strategy Fund, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.17% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2025, RIM contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
level expenses to the extent that direct Fund-level expenses exceed 0.17% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Moderate Strategy Fund, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.13% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2025, RIM contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
level expenses to the extent that direct Fund-level expenses exceed 0.13% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM contractually agreed, until February 28, 2025, to waive 0.05% of its advisory fee. Effective
March 1, 2025, RIM contractually agreed, until February 28, 2026, to waive 0.05% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval.
For the Aggressive Strategy Fund, RIM contractually agreed, until February 28, 2025, to waive 0.13% of its advisory fee.
Effective March 1, 2025, RIM contractually agreed, until February 28, 2026, to waive 0.13% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval.
For the Equity Aggressive Strategy Fund, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.13% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2025, RIM contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
level expenses to the extent that direct Fund-level expenses exceed 0.13% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2025 were as follows:
Funds Amount
Conservative Strategy Fund
$ 67,673
Moderate Strategy Fund
125,805
Balanced Strategy Fund
618,079
Aggressive Strategy Fund
591,026
Equity Aggressive Strategy Fund
303,236

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
60 Notes to Financial Statements
RIFUS has contractually agreed to waive, through February 28, 2026, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
As of April 30, 2025, RIM and RIFUS waived and reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as distributor for
RIC, pursuant to a distribution agreement with RIC.
The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the
Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the
Class A, Class C and Class R5 Shares subject to the Plan. 12b-1 distribution payments are 0.25% of the average daily net assets of a Fund’s Class A and Class R5 Shares and 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
In addition, the Investment Company has adopted shareholder services plans under which the Funds may make payments to the
Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C and Class R5 Shares of the Funds. The shareholder servicing payments will not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class R5 Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A, Class
C and Class R5 Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), these limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of Class A, Class C or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended April 30, 2025:
Funds/Classes Waivers
Conservative Strategy Fund – Class A & C
0.08%
Conservative Strategy Fund – Class S
0.02%
Conservative Strategy Fund – Class R1 & R5
0.15%
Moderate Strategy Fund – Class A, C, R1 & R5
0.08%
Balanced Strategy Fund – Class A & C
0.10%
Balanced Strategy Fund – Class R1 & R5
0.06%
Aggressive Strategy Fund – Class R1 & R5
0.05%
Equity Aggressive Strategy Fund – Class R1 & R5
0.08%
Funds RIM Waiver
RIM Reimbursement
RIFUS Waiver Total
Conservative Strategy Fund
$ 57,522 $ 57,409 $ 26,484 $ 141,415
Moderate Strategy Fund
106,936 51,403 43,291 201,630
Balanced Strategy Fund
154,52 3 — 258,782 413,305
Aggressive Strategy Fund
384,168 — 4,021 388,189
Equity Aggressive Strategy Fund
250,634 — 3,104 253,738

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 61
Board of Trustees (Form N-CSR Item 10)
The Russell Investments fund complex consists of RIC, Russell Investment Funds (“RIF”), Russell Investments Exchange
Traded Funds (“RIETF”), the Russell Investments Strategic Credit Fund (“RISCF”), and the Russell Investments New Economy
Infrastructure Fund (“RINEIF”). Each of the Trustees on the Board is a Trustee of RIC, RIF, RIETF, RISCF, and RINEIF.
The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended April 30, 2025, the regular compensation paid to the Trustees by the Russell Investments fund complex was $1,149,000. Trustees’ fees accrued for each Fund for the period ended April 30, 2025 are shown in each Fund’s Statement of Operations.
5. Federal Income Taxes
As of April 30, 2025, there were no net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding period.
6. Record Ownership
As of April 30, 2025, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 11, 2026, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended April 30, 2025.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
Funds
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Conservative Strategy Fund $ 405 $ 608 $ 87
Moderate Strategy Fund — 4,246 582
Balanced Strategy Fund 2 39,634 6,981
Aggressive Strategy Fund — 63,665 11,344
Equity Aggressive Strategy Fund — 22,197 3,880
Funds # of Shareholders %
Co nservative Strategy Fund
3 70.6
Moderate Strategy Fund
2 59.1
Balanced Strategy Fund
3 69.3
Aggressive Strategy Fund
2 61.7
Equity Aggressive Strategy Fund
3 64.6

Russell Investment Company
LifePoints
®
Funds
Adviser and Service Providers — April 30, 2025 (Unaudited)
62 Adviser and Service Providers
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen M. Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Kari Seabrands, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

2025 SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Russell Investment Company
April 30, 2025
FUND SHARE CLASS
U.S. Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Equity Income Fund A, C, S, Y
Sustainable Aware Equity Fund (formerly, Sustainable Equity Fund) A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S, Y
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
Multifactor International Equity Fund M, R6, S, Y
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Long Duration Bond Fund M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Strategy Fund (formerly, Multi-Asset Growth Strategy Fund) A, C, M, S, Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
29 different investment portfolios
referred to as Funds. These
financial statements report on 24
of these Funds.

Page
Multifactor U.S. Equity Fund (Form N-CSR item 7) 3
Equity Income Fund (Form N-CSR Item 7) 21
Sustainable Aware Equity Fund (Form N-CSR Item 7) 35
U.S. Strategic Equity Fund (Form N-CSR item 7) 53
U.S. Small Cap Equity Fund (Form N-CSR item 7) 71
Multifactor International Equity Fund (Form N-CSR Item 7) 95
International Developed Markets Fund (Form N-CSR Item 7) 119
Global Equity Fund (Form N-CSR Item 7) 141
Emerging Markets Fund (Form N-CSR Item 7) 163
Tax-Managed U.S. Large Cap Fund (Form N-CSR Item 7) 185
Tax-Managed U.S. Mid & Small Cap Fund (Form N-CSR Item 7) 199
Tax-Managed International Equity Fund (Form N-CSR Item 7) 217
Tax-Managed Real Assets Fund (Form N-CSR Item 7) 243
Opportunistic Credit Fund (Form N-CSR Item 7) 261
Long Duration Bond Fund (Form N-CSR Item 7) 321
Strategic Bond Fund (Form N-CSR Item 7) 337
Investment Grade Bond Fund (Form N-CSR item 7) 375
Short Duration Bond Fund (Form N-CSR item 7) 409
Tax-Exempt High Yield Bond Fund (Form N-CSR Item 7) 441
Tax-Exempt Bond Fund (Form N-CSR Item 7) 529
Global Infrastructure Fund (Form N-CSR Item 7) 619
Global Real Estate Securities Fund (Form N-CSR Item 7) 635
Multi-Strategy Income Fund (Form N-CSR Item 7) 649
Multi-Asset Strategy Fund (Form N-CSR item 7) 691
Notes to Schedules of Investments (Form N-CSR Item 7) 725
Notes to Financial Highlights (Form N-CSR Item 7) 727
Notes to Financial Statements (Form N-CSR Item 7) 728
Affiliated Brokerage Transactions (Form N-CSR Item 7) 760
Basis for Approval of Investment Advisory Contracts (Form N-CSR Item 11)
761
Adviser, Money Managers and Service Providers 762
Russell Investment Company
Semi-annual Financial Statements and Other Information
April 30, 2025 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2025. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting
https://russellinvestments.com/us/fund-center/performance-pricing.

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 3
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 94.3%
Consumer Discretionary - 13.2%
Amazon.com, Inc.(Æ) 59,559 10,984
AutoZone, Inc.(Æ) 38 143
Axon Enterprise, Inc.(Æ) 796 488
Bath & Body Works, Inc. 1,920 59
Best Buy Co., Inc. 3,216 214
BJ's Wholesale Club Holdings, Inc.(Æ) 2,758 324
BorgWarner, Inc. 1,819 52
Boyd Gaming Corp. 958 66
Burlington Stores, Inc.(Æ) 692 156
Carnival Corp.(Æ) 11,699 215
Carvana Co.(Æ) 1,243 304
Cava Group, Inc.(Æ) 903 83
Charter Communications, Inc. Class A(Æ) 962 377
Chipotle Mexican Grill, Inc. Class A(Æ) 7,670 387
Choice Hotels International, Inc. 539 68
Comcast Corp. Class A 41,961 1,435
Costco Wholesale Corp. 2,661 2,646
Coupang, Inc.(Æ) 17,597 411
Crocs, Inc.(Æ) 1,308 126
Curtiss-Wright Corp. 710 245
Deckers Outdoor Corp.(Æ) 2,703 300
Dick's Sporting Goods, Inc. 330 62
Dollar General Corp. 3,709 347
Dollar Tree, Inc.(Æ) 2,849 233
Domino's Pizza, Inc. 206 101
DR Horton, Inc. 3,934 497
DraftKings, Inc. Class A(Æ) 1,830 61
Duolingo, Inc.(Æ) 547 213
Dutch Bros, Inc. Class A(Æ) 1,323 79
eBay, Inc. 2,933 200
Expedia Group, Inc. 1,323 208
FactSet Research Systems, Inc. 526 227
Ferguson Enterprises, Inc. 1,029 175
Floor & Decor Holdings, Inc. Class A(Æ) 455 32
Ford Motor Co. 39,630 397
Fox Corp. Class A 7,462 372
Fox Corp. Class B 2,025 94
Freshpet, Inc.(Æ) 646 47
Gap, Inc. (The) 5,806 127
Garmin, Ltd. 2,093 391
General Motors Co. 16,813 761
Genuine Parts Co. 1,657 195
Hasbro, Inc. 1,334 83
Hilton Worldwide Holdings, Inc. 947 214
Home Depot, Inc. (The) 5,636 2,032
Hubbell, Inc. Class B 1,016 369
Interpublic Group of Cos., Inc. (The) 3,570 90
Las Vegas Sands Corp. 1,986 73
Lennar Corp. Class A 2,387 259
Liberty Broadband Corp. Class C(Æ) 1,505 136
Liberty Media Corp. Class C(Æ) 1,527 135
Lithia Motors, Inc. Class A 472 138
Live Nation Entertainment, Inc.(Æ) 808 107
Lowe's Cos., Inc. 2,299 514
Lululemon Athletica, Inc.(Æ) 873 236
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Macy's, Inc. 6,087 69
Mattel, Inc.(Æ) 7,628 121
McDonald's Corp. 1,583 506
MGM Resorts International(Æ) 2,433 77
Netflix, Inc. Class B(Æ) 2,294 2,596
New York Times Co. (The) Class A 1,857 97
Nexstar Media Group, Inc. Class A 413 62
NIKE, Inc. Class B 3,703 209
Nordstrom, Inc. 3,172 77
Norton LifeLock Inc. 3,315 86
Norwegian Cruise Line Holdings, Ltd.(Æ) 5,559 89
NVR, Inc.(Æ) 36 256
Ollie's Bargain Outlet Holdings, Inc.(Æ) 869 92
Omnicom Group, Inc. 2,818 215
O'Reilly Automotive, Inc.(Æ) 114 161
Paramount Global Class B 8,551 100
Planet Fitness, Inc. Class A(Æ) 1,108 105
PulteGroup, Inc. 4,910 504
PVH Corp. 915 63
Ralph Lauren Corp. Class A 605 136
RB Global, Inc. 1,614 163
Restoration Hardware(Æ) 171 31
Ross Stores, Inc. 1,901 264
Royal Caribbean Cruises, Ltd. 1,915 412
Service Corp. International 1,165 93
SharkNinja, Inc.(Æ) 1,133 91
Skechers USA, Inc. Class A(Æ) 2,858 137
Somnigroup International, Inc. 1,425 87
Tapestry, Inc. 5,521 390
Target Corp. 5,222 505
Tesla, Inc.(Æ) 16,970 4,788
Texas Roadhouse, Inc. Class A 1,242 206
Thor Industries, Inc. 1,181 85
TJX Cos., Inc. (The) 7,516 967
Toll Brothers, Inc. 1,942 196
Tractor Supply Co. 4,462 226
Travel + Leisure Co. 2,210 97
Ulta Beauty, Inc.(Æ) 283 112
VF Corp. 3,297 39
Walmart, Inc. 25,221 2,453
Walt Disney Co. (The) 5,171 470
Whirlpool Corp. 598 46
Williams-Sonoma, Inc. 1,961 303
YETI Holdings, Inc.(Æ) 2,278 65
Yum! Brands, Inc. 1,045 157
Zillow Group, Inc.(Æ) 2,182 147
46,439
Consumer Staples - 3.9%
Albertsons Cos., Inc. Class A 5,977 131
Altria Group, Inc. 11,995 709
Archer-Daniels-Midland Co. 6,798 324
BellRing Brands, Inc.(Æ) 2,448 189
Bunge, Ltd. 1,119 88
Campbell Co. (The) 3,300 120
Casey's General Stores, Inc. 715 331
Church & Dwight Co., Inc. 2,327 231

See accompanying notes which are an integral part of the financial statements.
4 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Clorox Co. (The) 1,720 245
Coca-Cola Co. (The) 13,820 1,003
Coca-Cola Consolidated, Inc. 78 106
Colgate-Palmolive Co. 2,035 187
Conagra Brands, Inc. 7,461 184
CVS Health Corp. 10,995 733
elf Beauty, Inc.(Æ) 398 25
Estee Lauder Cos., Inc. (The) Class A 1,212 73
Flowers Foods, Inc. 4,901 86
General Mills, Inc. 7,264 412
Hershey Co. (The) 1,211 202
Hormel Foods Corp. 4,375 131
Ingredion, Inc. 1,851 246
JM Smucker Co. (The) 1,686 196
Kellanova 2,838 235
Kenvue, Inc. 3,625 85
Keurig Dr Pepper, Inc. 13,563 469
Kimberly-Clark Corp. 2,218 292
Kraft Heinz Co. (The) 10,748 313
Kroger Co. (The) 11,794 852
McCormick & Co., Inc. 1,227 94
Molson Coors Beverage Co. Class B 2,296 132
Mondelez International, Inc. Class A 10,299 702
Monster Beverage Corp.(Æ) 5,303 319
PepsiCo, Inc. 4,602 624
Performance Food Group Co.(Æ) 1,343 108
Philip Morris International, Inc. 6,487 1,112
Post Holdings, Inc.(Æ) 969 110
Procter & Gamble Co. (The) 11,213 1,823
Sysco Corp. 1,358 97
Tyson Foods, Inc. Class A 4,099 251
US Foods Holding Corp.(Æ) 2,844 187
Walgreens Boots Alliance, Inc. 7,568 83
13,840
Energy - 3.5%
Baker Hughes Co. 6,770 240
Chevron Corp. 13,574 1,847
Coterra Energy, Inc. 14,818 364
Devon Energy Corp. 8,756 266
Diamondback Energy, Inc. 2,707 357
Eaton Corp. PLC 2,196 646
EOG Resources, Inc. 6,487 716
EQT Corp. 2,549 126
Exxon Mobil Corp. 31,696 3,348
First Solar, Inc.(Æ) 486 61
Halliburton Co. 7,611 151
Hess Corp. 2,566 331
HF Sinclair Corp. 3,158 95
Kinder Morgan, Inc. 8,147 214
Marathon Petroleum Corp. 2,749 378
Matador Resources Co. 1,878 74
Occidental Petroleum Corp. 5,562 219
ONEOK, Inc. 2,577 212
Phillips 66 3,517 366
Range Resources Corp. 5,073 172
Schlumberger NV 10,968 365
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Targa Resources Corp. 1,855 317
TechnipFMC PLC 5,288 149
Texas Pacific Land Corp. 241 311
Valero Energy Corp. 3,769 438
Weatherford International PLC 1,431 59
Williams Cos., Inc. (The) 7,696 451
12,273
Financial Services - 15.9%
Affirm Holdings, Inc.(Æ) 2,312 115
Aflac, Inc. 8,616 936
Allstate Corp. (The) 3,705 735
Ally Financial, Inc. 2,437 80
American Express Co. 2,694 718
American Financial Group, Inc. 1,712 217
American Homes 4 Rent Class A(ö) 2,149 80
American International Group, Inc. 3,964 323
American Tower Corp.(ö) 722 163
Ameriprise Financial, Inc. 602 284
Aon PLC Class A 1,330 472
Apollo Global Management, Inc. 2,719 371
Arch Capital Group, Ltd. 4,191 380
Ares Management Corp. Class A 510 78
Arthur J Gallagher & Co. 915 293
Assurant, Inc. 1,120 216
Assured Guaranty, Ltd. 571 50
AvalonBay Communities, Inc.(ö) 1,103 232
Axis Capital Holdings, Ltd. 842 81
Bank of America Corp. 36,563 1,458
Bank of New York Mellon Corp. (The) 8,652 696
Berkshire Hathaway, Inc. Class B(Æ) 10,881 5,802
BlackRock, Inc. 614 561
Blackstone, Inc. Class A 1,684 222
Blue Owl Capital, Inc. 5,065 94
Brixmor Property Group, Inc.(ö) 2,908 72
Brown & Brown, Inc. 4,191 464
Capital One Financial Corp. 4,075 735
Carlyle Group, Inc. (The) 1,842 71
Cboe Global Markets, Inc. 622 138
CBRE Group, Inc. Class A(Æ) 2,680 327
Charles Schwab Corp. (The) 2,363 192
Chubb, Ltd. 3,987 1,141
Cincinnati Financial Corp. 1,967 274
Citigroup, Inc. 14,564 996
Citizens Financial Group, Inc. 3,560 131
CME Group, Inc. Class A 1,532 424
Coinbase Global, Inc. Class A(Æ) 1,110 225
Columbia Banking System, Inc. 3,183 71
Comerica, Inc. 1,941 104
Commerce Bancshares, Inc. 2,697 164
Corebridge Financial, Inc. 2,500 74
Crown Castle, Inc.(ö) 1,505 159
CubeSmart(ö) 1,353 55
Cullen/Frost Bankers, Inc. 1,061 124
Discover Financial Services 2,688 491
East West Bancorp, Inc. 2,122 182
Equinix, Inc.(ö) 510 439

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 5
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Equitable Holdings, Inc. 3,416 169
Equity LifeStyle Properties, Inc. Class A(ö) 1,554 101
Equity Residential(ö) 1,450 102
Essex Property Trust, Inc.(ö) 604 169
Evercore, Inc. Class A 497 102
Everest Re Group, Ltd. 678 243
Extra Space Storage, Inc.(ö) 707 104
Fidelity National Financial, Inc. 1,068 68
Fifth Third Bancorp 7,583 273
First American Financial Corp. 870 53
First Citizens BancShares, Inc. Class A 73 130
First Horizon Corp. 8,093 146
Gaming and Leisure Properties, Inc.(ö) 4,213 202
Globe Life, Inc. 2,321 286
Goldman Sachs Group, Inc. (The) 2,452 1,343
Hanover Insurance Group, Inc. (The) 820 136
Hartford Financial Services Group, Inc.
(The) 4,522 555
Host Hotels & Resorts, Inc.(ö) 8,665 122
Houlihan Lokey, Inc. Class A 1,324 215
Huntington Bancshares, Inc. 16,108 234
Interactive Brokers Group, Inc. Class A 1,127 194
Intercontinental Exchange, Inc. 1,295 217
Invitation Homes, Inc.(ö) 2,929 100
Janus Henderson Group PLC 1,924 64
Jefferies Financial Group, Inc. 2,195 103
Jones Lang LaSalle, Inc.(Æ) 974 221
JPMorgan Chase & Co. 18,479 4,520
Kemper Corp. 1,173 69
KeyCorp 7,945 118
Kimco Realty Corp.(ö) 5,866 117
Kinsale Capital Group, Inc. 383 167
KKR & Co., Inc. Class A 2,451 280
Lazard, Inc. 1,495 58
Lincoln National Corp. 2,213 71
Loews Corp. 1,908 166
LPL Financial Holdings, Inc. 1,305 417
M&T Bank Corp. 2,044 347
Markel Group, Inc.(Æ) 150 273
Marsh & McLennan Cos., Inc. 986 222
MasterCard, Inc. Class A 5,244 2,874
MetLife, Inc. 5,386 406
MGIC Investment Corp. 3,554 89
Mid-America Apartment Communities, Inc.
(ö) 644 103
Morgan Stanley 10,102 1,166
Morningstar, Inc. 305 87
Nasdaq, Inc. 3,885 296
NET Lease Office Properties(Æ)(ö) 1 —
Northern Trust Corp. 3,691 347
NU Holdings, Ltd. Class A(Æ) 20,209 251
Old Republic International Corp. 5,400 203
Omega Healthcare Investors, Inc.(ö) 3,500 137
OneMain Holdings, Inc. 2,166 102
Pinnacle Financial Partners, Inc. 1,178 118
PNC Financial Services Group, Inc. (The) 4,246 682
Primerica, Inc. 372 97
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Principal Financial Group, Inc. 2,911 216
Progressive Corp. (The) 4,683 1,319
Prologis, Inc.(ö) 1,584 162
Prosperity Bancshares, Inc. 1,736 118
Prudential Financial, Inc. 2,934 301
Public Storage(ö) 425 128
Raymond James Financial, Inc. 2,905 398
Realty Income Corp.(ö) 2,577 149
Regency Centers Corp.(ö) 2,789 201
Regions Financial Corp. 12,022 245
Reinsurance Group of America, Inc. Class A 464 87
RenaissanceRe Holdings, Ltd. 1,008 244
RLI Corp. 1,652 122
Robinhood Markets, Inc. Class A(Æ) 7,058 347
Ryan Specialty Holdings, Inc. Class A 1,330 87
SBA Communications Corp.(ö) 697 170
SEI Investments Co. 2,168 170
SoFi Technologies, Inc.(Æ) 11,697 146
State Street Corp. 5,465 481
Stifel Financial Corp. 1,593 136
Synchrony Financial 6,219 323
Synovus Financial Corp. 2,118 92
T Rowe Price Group, Inc. 2,103 186
Tradeweb Markets, Inc. Class A 1,736 240
Travelers Cos., Inc. (The) 3,850 1,017
Truist Financial Corp. 13,295 510
Unum Group 3,689 286
US Bancorp 17,735 715
Ventas, Inc.(ö) 3,347 235
VICI Properties, Inc.(ö) 11,489 368
Visa, Inc. Class A 10,074 3,481
Vornado Realty Trust(ö) 1,849 65
Voya Financial, Inc. 774 46
W.R. Berkley Corp. 5,904 423
Webster Financial Corp. 1,472 70
Welltower, Inc.(ö) 3,197 488
Western Alliance Bancorp 957 67
Western Union Co. (The) 6,292 62
White Mountains Insurance Group, Ltd. 44 78
Willis Towers Watson PLC 646 199
Wintrust Financial Corp. 813 90
WP Carey, Inc.(ö) 3,613 226
XP, Inc. Class A 6,822 110
Zions Bancorp NA 2,116 95
55,844
Health Care - 9.2%
Abbott Laboratories 6,436 842
AbbVie, Inc. 7,827 1,527
ABIOMED, Inc.(Š) 505 —
Agilent Technologies, Inc. 2,071 223
Align Technology, Inc.(Æ) 603 105
Alnylam Pharmaceuticals, Inc.(Æ) 1,192 314
Amgen, Inc. 842 245
Baxter International, Inc. 7,161 223
Becton Dickinson & Co. 675 140
Biogen, Inc.(Æ) 2,221 269

See accompanying notes which are an integral part of the financial statements.
6 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Boston Scientific Corp.(Æ) 10,194 1,049
Bristol-Myers Squibb Co. 5,758 289
Cardinal Health, Inc. 2,428 343
Cencora, Inc. Class A 1,125 329
Centene Corp.(Æ) 4,836 289
Charles River Laboratories International,
Inc.(Æ) 543 64
Chemed Corp. 177 103
Cigna Group (The) 2,888 982
Cooper Cos, Inc. (The)(Æ) 727 59
Danaher Corp. 1,175 234
DaVita, Inc.(Æ) 802 114
DexCom, Inc.(Æ) 1,645 117
Doximity, Inc. Class A(Æ) 2,057 117
Edwards Lifesciences Corp.(Æ) 2,255 170
Elanco Animal Health, Inc.(Æ) 6,356 60
Elevance Health, Inc. 2,698 1,135
Eli Lilly & Co. 4,297 3,863
Encompass Health Corp. 1,917 224
Exelixis, Inc.(Æ) 6,122 240
GE HealthCare Technologies, Inc. 976 69
Gilead Sciences, Inc. 7,842 836
Globus Medical, Inc. Class A(Æ) 2,296 165
HCA Healthcare, Inc. 1,414 488
Henry Schein, Inc.(Æ) 2,673 174
Hologic, Inc.(Æ) 3,818 222
Humana, Inc. 1,105 290
IDEXX Laboratories, Inc.(Æ) 573 248
Illumina, Inc.(Æ) 1,368 106
Incyte Corp.(Æ) 2,220 139
Inspire Medical Systems, Inc.(Æ) 701 111
Insulet Corp.(Æ) 816 206
Intuitive Surgical, Inc.(Æ) 1,992 1,027
Jazz Pharmaceuticals PLC(Æ) 803 94
Johnson & Johnson 12,196 1,906
Labcorp Holdings, Inc. 698 168
Masimo Corp.(Æ) 910 146
McKesson Corp. 387 276
Medpace Holdings, Inc.(Æ) 369 114
Medtronic PLC 9,227 782
Merck & Co., Inc. 12,592 1,073
Molina Healthcare, Inc.(Æ) 1,062 347
Natera, Inc.(Æ) 1,207 182
Neurocrine Biosciences, Inc.(Æ) 1,140 123
Penumbra, Inc.(Æ) 618 181
Pfizer, Inc. 43,467 1,061
QIAGEN N V(Æ) 993 42
Quest Diagnostics, Inc. 1,208 215
Regeneron Pharmaceuticals, Inc. 974 583
ResMed, Inc. 1,943 460
Royalty Pharma PLC Class A 1,509 50
Solventum Corp.(Æ) 2,932 194
STERIS PLC 469 105
Stryker Corp. 2,316 866
Teleflex, Inc. 778 107
Tenet Healthcare Corp.(Æ) 2,041 292
Thermo Fisher Scientific, Inc. 798 342
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United Therapeutics Corp.(Æ) 802 243
UnitedHealth Group, Inc. 4,586 1,887
Universal Health Services, Inc. Class B 1,268 225
Veeva Systems, Inc. Class A(Æ) 2,274 531
Vertex Pharmaceuticals, Inc.(Æ) 1,339 682
Viatris, Inc. 12,603 106
Waters Corp.(Æ) 897 312
West Pharmaceutical Services, Inc. 418 88
Zimmer Biomet Holdings, Inc. 2,267 234
Zoetis, Inc. Class A 2,275 356
32,123
Materials and Processing - 3.9%
AAON, Inc. 1,414 129
Acuity, Inc. 767 187
Advanced Drainage Systems, Inc. 585 66
Air Products & Chemicals, Inc. 578 157
Albemarle Corp. 769 45
Alcoa Corp. 2,268 56
Amcor PLC 35,785 329
AptarGroup, Inc. 1,257 189
Armstrong World Industries, Inc. 1,161 168
Axalta Coating Systems, Ltd.(Æ) 5,241 170
AZEK Co., Inc. (The)(Æ) 2,220 110
Ball Corp. 4,369 227
Builders FirstSource, Inc.(Æ) 2,050 245
Carrier Global Corp. 3,014 189
Celanese Corp. Class A 922 41
CF Industries Holdings, Inc. 4,175 327
Copart, Inc.(Æ) 6,135 374
CRH PLC 7,294 696
Crown Holdings, Inc. 2,174 210
Darling Ingredients, Inc.(Æ) 3,004 97
Dow, Inc. 7,050 216
DuPont de Nemours, Inc. 3,622 239
Eastman Chemical Co. 1,561 120
Ecolab, Inc. 1,827 459
Fastenal Co. 4,636 375
FMC Corp. 980 41
Fortune Brands Innovations, Inc. 1,357 73
Freeport-McMoRan, Inc. 3,240 117
General Electric Co. 2,822 569
Graphic Packaging Holding Co. 5,271 133
International Flavors & Fragrances, Inc. 974 77
International Paper Co. 4,122 188
ITT, Inc. 1,901 261
Johnson Controls International PLC 1,328 111
Lennox International, Inc. 726 397
Linde PLC 1,036 470
LKQ Corp. 3,445 132
Louisiana-Pacific Corp. 1,057 91
LyondellBasell Industries Class A 2,407 140
Martin Marietta Materials, Inc. 168 88
Masco Corp. 757 46
MDU Resources Group, Inc. 3,621 62
Mohawk Industries, Inc.(Æ) 556 59
Mosaic Co. (The) 3,511 107

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 7
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NewMarket Corp. 201 124
Nucor Corp. 3,511 419
Owens Corning 1,507 219
Packaging Corp. of America 1,891 351
Pool Corp. 260 76
PPG Industries, Inc. 2,104 229
Reliance, Inc. 839 242
Royal Gold, Inc. 852 156
RPM International, Inc. 3,167 338
Sealed Air Corp. 2,698 74
Sherwin-Williams Co. (The) 947 334
Silgan Holdings, Inc. 1,496 77
Simpson Manufacturing Co., Inc. 540 83
Smurfit WestRock PLC 11,283 474
Sonoco Products Co. 1,272 52
Southern Copper Corp. 783 70
Steel Dynamics, Inc. 2,250 292
Trane Technologies PLC 2,219 851
Trex Co., Inc.(Æ) 1,007 58
United States Steel Corp. 2,451 107
Valmont Industries, Inc. 532 156
Vulcan Materials Co. 868 228
Watsco, Inc. 340 156
13,749
Producer Durables - 7.2%
AECOM 2,201 217
AGCO Corp. 507 43
Alaska Air Group, Inc.(Æ) 1,424 63
Allison Transmission Holdings, Inc. Class A 2,063 190
American Airlines Group, Inc.(Æ) 3,856 38
AMETEK, Inc. 1,610 273
Amphenol Corp. Class A 12,494 961
AO Smith Corp. 1,463 99
Aptiv PLC(Æ) 2,408 137
Automatic Data Processing, Inc. 1,528 459
Avery Dennison Corp. 1,008 173
Block, Inc. Class A(Æ) 2,411 141
Booz Allen Hamilton Holding Corp. Class A 567 68
BWX Technologies, Inc. 1,473 161
C.H. Robinson Worldwide, Inc. 2,069 185
Carlisle Cos., Inc. 527 200
Caterpillar, Inc. 1,693 524
Cintas Corp. 3,857 816
CNH Industrial NV 5,842 68
Comfort Systems USA, Inc. 644 256
Corpay, Inc.(Æ) 973 317
CoStar Group, Inc.(Æ) 1,035 77
Crane Co. 808 130
CSX Corp. 4,352 122
Cummins, Inc. 1,438 423
Deere & Co. 450 209
Delta Air Lines, Inc. 11,515 479
Donaldson Co., Inc. 1,885 124
Dover Corp. 1,250 213
EMCOR Group, Inc. 760 305
Emerson Electric Co. 4,254 447
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Equifax, Inc. 356 93
Expeditors International of Washington, Inc. 1,958 215
FedEx Corp. 2,790 587
Flowserve Corp. 2,897 131
Fortive Corp. 1,321 92
FTI Consulting, Inc.(Æ) 647 108
Gartner, Inc.(Æ) 353 149
Gates Industrial Corp. PLC(Æ) 3,733 71
Generac Holdings, Inc.(Æ) 1,223 140
General Dynamics Corp. 1,046 285
Gentex Corp. 4,499 98
Global Payments, Inc. 2,834 216
Graco, Inc. 2,430 198
GXO Logistics, Inc.(Æ) 1,739 63
H&R Block, Inc. 943 57
Heico Corp. 671 168
Honeywell International, Inc. 1,099 231
Howmet Aerospace, Inc. 4,024 558
Huntington Ingalls Industries, Inc. 434 100
IDEX Corp. 462 80
Illinois Tool Works, Inc. 963 231
Ingersoll Rand, Inc. 2,113 159
Jacobs Solutions, Inc. 605 75
JB Hunt Transport Services, Inc. 959 125
Keysight Technologies, Inc.(Æ) 1,557 226
Kirby Corp.(Æ) 704 68
Knight-Swift Transportation Holdings, Inc. 1,725 68
L3Harris Technologies, Inc. 917 202
Landstar System, Inc. 467 63
Lincoln Electric Holdings, Inc. 894 158
MarketAxess Holdings, Inc. 417 92
MasTec, Inc.(Æ) 832 106
Mettler-Toledo International, Inc.(Æ) 67 72
Middleby Corp. (The)(Æ) 434 58
Moody's Corp. 888 402
MSA Safety, Inc. 679 107
MSC Industrial Direct Co., Inc. Class A 1,007 77
Murphy USA, Inc. 286 143
Nordson Corp. 358 68
Norfolk Southern Corp. 1,426 320
Northrop Grumman Corp. 266 129
Old Dominion Freight Line, Inc. 1,145 176
Oshkosh Corp. 744 62
Otis Worldwide Corp. 1,311 126
PACCAR, Inc. 6,328 571
Parker-Hannifin Corp. 853 516
Paychex, Inc. 3,692 543
Paylocity Holding Corp.(Æ) 311 60
PayPal Holdings, Inc.(Æ) 3,359 221
Pentair PLC 2,979 270
Quanta Services, Inc. 1,332 390
Republic Services, Inc. Class A 1,727 433
Robert Half, Inc. 1,622 72
Rockwell Automation, Inc. 434 108
Rollins, Inc. 3,102 177
Ryder System, Inc. 982 135
S&P Global, Inc. 1,105 553

See accompanying notes which are an integral part of the financial statements.
8 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Saia, Inc.(Æ) 394 96
Snap-on, Inc. 1,603 503
Southwest Airlines Co. 2,566 72
Stanley Black & Decker, Inc. 1,306 78
Teledyne Technologies, Inc.(Æ) 319 149
Tetra Tech, Inc. 1,936 60
Textron, Inc. 2,363 166
Toast, Inc. Class A(Æ) 8,527 303
TopBuild Corp.(Æ) 532 157
Toro Co. (The) 1,187 81
Trade Desk, Inc. (The) Class A(Æ) 4,166 223
TransDigm Group, Inc. 106 150
TransUnion 1,658 138
Trimble Navigation, Ltd.(Æ) 3,452 215
Union Pacific Corp. 1,024 221
United Airlines, Inc.(Æ) 4,613 317
United Parcel Service, Inc. Class B 3,347 319
United Rentals, Inc. 385 243
Veralto Corp. 1,922 184
Verisk Analytics, Inc. Class A 989 293
Vertiv Holdings Co. Class A 4,833 413
Vontier Corp. 2,378 76
W.W. Grainger, Inc. 525 538
Waste Management, Inc. 914 213
WESCO International, Inc. 819 133
Westinghouse Air Brake Technologies Corp. 2,359 436
Woodward, Inc. 407 76
XPO, Inc.(Æ) 1,737 184
Xylem, Inc. 1,562 188
Zebra Technologies Corp. Class A(Æ) 816 204
25,349
Technology - 33.5%
Accenture PLC Class A 2,372 710
Adobe, Inc.(Æ) 1,275 478
Advanced Micro Devices, Inc.(Æ) 2,585 252
Airbnb, Inc. Class A(Æ) 1,573 192
Akamai Technologies, Inc.(Æ) 4,354 351
Allegion PLC 1,761 245
Alphabet, Inc. Class A 54,933 8,723
Alphabet, Inc. Class C 11,781 1,895
Amdocs, Ltd. 3,754 333
Amkor Technology, Inc. 2,896 51
Analog Devices, Inc. 1,291 252
ANSYS, Inc.(Æ) 419 135
Appfolio, Inc. Class A(Æ) 375 77
Apple, Inc. 91,701 19,486
Applied Materials, Inc. 3,534 533
AppLovin Corp. Class A(Æ) 2,528 681
Arista Networks, Inc.(Æ) 8,679 714
Arrow Electronics, Inc.(Æ) 938 104
Astera Labs, Inc.(Æ) 886 58
Atlassian Corp. Class A(Æ) 2,006 458
Autodesk, Inc.(Æ) 2,086 572
Avnet, Inc. 2,640 124
Bentley Systems, Inc. Class B 2,353 101
BILL Holdings, Inc.(Æ) 1,598 73
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bio Techne Corp. 1,097 55
Booking Holdings, Inc. 133 678
Broadcom, Inc. 26,875 5,173
Broadridge Financial Solutions, Inc. 288 70
CACI International, Inc. Class A(Æ) 580 266
Cadence Design Systems, Inc.(Æ) 1,376 410
CDW Corp. 594 95
Ciena Corp.(Æ) 1,324 89
Cirrus Logic, Inc.(Æ) 1,237 119
Cisco Systems, Inc. 30,658 1,770
Cloudflare, Inc. Class A(Æ) 2,818 340
Cognizant Technology Solutions Corp.
Class A 11,900 875
Coherent Corp.(Æ) 1,160 75
Confluent, Inc. Class A(Æ) 3,052 73
Corning, Inc. 2,643 117
Crowdstrike Holdings, Inc. Class A(Æ) 1,717 736
Datadog, Inc. Class A(Æ) 2,479 253
Dayforce, Inc.(Æ) 1,834 106
DocuSign, Inc.(Æ) 3,622 296
DoorDash, Inc. Class A(Æ) 3,934 759
Dropbox, Inc. Class A(Æ) 2,500 71
DXC Technology Co.(Æ) 3,068 48
Dynatrace, Inc.(Æ) 5,436 255
Electronic Arts, Inc. 2,680 389
Entegris, Inc. 639 51
EPAM Systems, Inc.(Æ) 981 154
F5, Inc.(Æ) 1,177 312
Fair Isaac Corp.(Æ) 130 259
Fidelity National Information Services, Inc. 3,918 309
Fiserv, Inc.(Æ) 3,617 668
Fortinet, Inc.(Æ) 5,885 611
GCI Liberty, Inc.(Æ)(Š) 7,417 —
Genpact, Ltd. 4,919 247
Gitlab, Inc. Class A(Æ) 1,763 82
Globant SA(Æ) 549 65
GoDaddy, Inc. Class A(Æ) 1,203 227
Guidewire Software, Inc.(Æ) 930 190
Hewlett Packard Enterprise Co. 19,747 320
HP, Inc. 14,798 378
HubSpot, Inc.(Æ) 457 279
Intel Corp. 7,264 146
International Business Machines Corp. 3,546 858
Intuit, Inc. 960 602
Jabil, Inc. 2,160 317
Jack Henry & Associates, Inc. 893 155
Juniper Networks, Inc. 3,824 139
KLA Corp. 214 150
Kyndryl Holdings, Inc.(Æ) 2,114 69
Lam Research Corp. 23,918 1,714
Lattice Semiconductor Corp.(Æ) 1,297 63
Leidos Holdings, Inc. 3,319 488
Lyft, Inc. Class A(Æ) 5,702 71
MACOM Technology Solutions Holdings,
Inc.(Æ) 954 99
Manhattan Associates, Inc.(Æ) 1,032 183
Maplebear, Inc.(Æ) 2,511 100

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 9
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Marvell Technology, Inc. 4,199 245
Match Group, Inc. 3,272 97
Meta Platforms, Inc. Class A 13,649 7,493
Microchip Technology, Inc. 1,842 85
Micron Technology, Inc. 6,238 480
Microsoft Corp. 48,532 19,183
MicroStrategy, Inc. Class A(Æ) 1,002 381
MongoDB, Inc.(Æ) 590 102
Monolithic Power Systems, Inc. 417 247
Motorola Solutions, Inc. 1,044 460
MSCI, Inc. Class A 250 136
NetApp, Inc. 1,899 170
Nutanix, Inc. Class A(Æ) 4,300 295
NVIDIA Corp. 152,776 16,640
ON Semiconductor Corp.(Æ) 8,970 356
Onto Innovation, Inc.(Æ) 549 67
Oracle Corp. 5,718 805
Palantir Technologies, Inc. Class A(Æ) 12,265 1,453
Palo Alto Networks, Inc.(Æ) 4,458 833
Paycom Software, Inc. 766 173
Pegasystems, Inc. 883 81
Pinterest, Inc. Class A(Æ) 5,219 132
Procore Technologies, Inc.(Æ) 1,843 118
PTC, Inc.(Æ) 984 152
Pure Storage, Inc. Class A(Æ) 4,757 216
Qorvo, Inc.(Æ) 2,384 171
QUALCOMM, Inc. 4,451 661
ROBLOX Corp. Class A(Æ) 3,414 229
Roper Technologies, Inc. 330 185
Salesforce, Inc. 3,768 1,013
Sandisk Corp.(Æ) 426 14
Science Applications International Corp. 741 90
ServiceNow, Inc.(Æ) 1,168 1,115
Skyworks Solutions, Inc. 3,739 240
Snowflake, Inc. Class A(Æ) 661 105
Spotify Technology SA(Æ) 1,167 717
SS&C Technologies Holdings, Inc. 4,870 368
Super Micro Computer, Inc.(Æ) 13,077 417
Synopsys, Inc.(Æ) 741 340
TD SYNNEX Corp. 1,573 174
Teradyne, Inc. 1,467 109
Texas Instruments, Inc. 3,505 561
Twilio, Inc. Class A(Æ) 1,698 164
Tyler Technologies, Inc.(Æ) 568 309
Uber Technologies, Inc.(Æ) 2,831 229
Universal Display Corp. 549 69
VeriSign, Inc. 636 179
Western Digital Corp. 1,279 56
Workday, Inc. Class A(Æ) 1,370 336
Zoom Video Communications, Inc. Class
A(Æ) 3,778 293
Zscaler, Inc.(Æ) 526 119
117,685
Utilities - 4.0%
Alliant Energy Corp. 2,001 122
Ameren Corp. 1,294 128
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Electric Power Co., Inc. 6,257 678
American Water Works Co., Inc. 655 96
APA Corp. 5,975 93
AT&T, Inc. 77,733 2,153
Atmos Energy Corp. 1,597 257
Cheniere Energy, Inc. 1,089 252
Chord Energy Corp. 845 76
Civitas Resources, Inc. 1,545 42
CMS Energy Corp. 1,242 92
ConocoPhillips 12,888 1,149
Consolidated Edison, Inc. 3,870 436
Constellation Energy Corp. 1,301 291
Dominion Energy, Inc. 5,466 297
DTE Energy Co. 2,872 394
Duke Energy Corp. 2,474 302
Edison International 1,116 60
Entergy Corp. 6,893 573
Essential Utilities, Inc. 2,076 85
Eversource Energy 2,150 128
Exelon Corp. 12,504 586
Expand Energy Corp. 1,713 178
FirstEnergy Corp. 5,255 225
NextEra Energy, Inc. 3,198 214
NiSource, Inc. 4,166 163
NRG Energy, Inc. 3,006 329
Ovintiv, Inc. 4,430 149
Permian Resources Corp. 12,658 149
PG&E Corp. 19,393 320
Pinnacle West Capital Corp. 2,033 194
PPL Corp. 3,759 137
Public Service Enterprise Group, Inc. 1,235 99
Sempra Energy 2,689 200
Southern Co. (The) 2,312 213
T-Mobile US, Inc. 3,165 782
UGI Corp. 5,025 165
Verizon Communications, Inc. 35,525 1,565
Vistra Corp. 2,500 324
WEC Energy Group, Inc. 1,957 214
Xcel Energy, Inc. 2,974 210
14,120
Total Common Stocks
(cost $156,409) 331,422
Short-Term Investments - 5.4%
U.S. Cash Management Fund(@) 19,035,023
(∞)
19,029
Total Short-Term Investments
(cost $19,029) 19,029
Total Investments - 99.7%
(identified cost $175,438) 350,451
Other Assets and Liabilities,
Net - 0.3%
1,081
Net Assets - 100.0%
351,532

See accompanying notes which are an integral part of the financial statements.
10 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 59 USD 16,482 06/25 74
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 74
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 46,439 $ — $ —
$ —
$ 46,439 13 .2
Consumer Staples 13,840 — —
—
13,840 3 .9
Energy 12,273 — —
—
12,273 3 .5
Financial Services 55,844 — —
—
55,844 15 .9
Health Care 32,123 — —
—
32,123 9 .2
Materials and Processing 13,749 — —
—
13,749 3 .9
Producer Durables 25,349 — —
—
25,349 7 .2
Technology 117,685 — —
—
117,685 33 .5
Utilities 14,120 — —
—
14,120 4 .0
Short-Term Investments — — — 19,029 19,029 5 .4
Total Investments 331,422 — — 19,029 350,451 99 .7
Other Assets and Liabilities, Net
0 .3
100 .0
Other Financial Instruments
Assets
Futures Contracts 74 — — — 74 —
*
Total Other Financial Instruments
**
$ 74 $ — $ — $ — $ 74
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 11
Russell Investment Company
Multifactor U.S. Equity Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 74
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,566)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 129
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
12 Multifactor U.S. Equity Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 175,438
Investments, at fair value(>) ........................................................................................................................................................
350,451
Receivables:
Dividends and interest ...................................................................................................................................................... 174
Dividends from affiliated funds ....................................................................................................................................... 57
Fund shares sold ............................................................................................................................................................... 15
From broker(a) ................................................................................................................................................................. 1,231
Variation margin on futures contracts .............................................................................................................................. 74
Prepaid expenses .......................................................................................................................................................................... 3
Total assets ...............................................................................................................................................................
352,005
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 195
Accrued fees to affiliates .................................................................................................................................................. 118
Other accrued expenses .................................................................................................................................................... 160
Total liabilities ...........................................................................................................................................................
473
Net Assets ...............................................................................................................................................................
$ 351,532

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 13
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 216,91 8
Shares of beneficial interest .........................................................................................................................................................
244
Additional paid-in capital ............................................................................................................................................................
134,3 70
Net Assets ...............................................................................................................................................................
$ 351,532
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 14.28
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 15.15
Class A — Net assets ........................................................................................................................................................... $ 9,556,581
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 669,060
Net asset value per share: Class C (#) .......................................................................................................................................... $ 14.51
Class C — Net assets ........................................................................................................................................................... $ 4,336,143
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 298,883
Net asset value per share: Class M (#) ......................................................................................................................................... $ 14.44
Class M — Net assets .......................................................................................................................................................... $ 1,139,165
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 78,898
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 14.43
Class R6 — Net assets ......................................................................................................................................................... $ 435,472
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 30,172
Net asset value per share: Class S (#) .......................................................................................................................................... $ 14.41
Class S — Net assets ............................................................................................................................................................ $ 31,502,722
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 2,185,663
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 14.42
Class Y — Net assets ........................................................................................................................................................... $ 304,562,311
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 21,121,798
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 19,029
(a)   Receivable from Broker for Futures $ 1,231
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
14 Multifactor U.S. Equity Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 2,664
Dividends from affiliated funds ....................................................................................................................................... 324
Interest .............................................................................................................................................................................. 14
Total investment income ..............................................................................................................................................................
3,002
Expenses
Advisory fees ................................................................................................................................................................... 590
Administrative fees .......................................................................................................................................................... 94
Custodian fees .................................................................................................................................................................. 55
Distribution fees - Class A ............................................................................................................................................... 12
Distribution fees - Class C ............................................................................................................................................... 17
Transfer agent fees - Class A ........................................................................................................................................... 10
Transfer agent fees - Class C ........................................................................................................................................... 5
Transfer agent fees - Class M .......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 51
Transfer agent fees - Class Y ........................................................................................................................................... 7
Professional fees .............................................................................................................................................................. 40
Registration fees ............................................................................................................................................................... 45
Shareholder servicing fees - Class C ............................................................................................................................... 5
Trustees’ fees .................................................................................................................................................................... 12
Printing fees ..................................................................................................................................................................... 13
Miscellaneous .................................................................................................................................................................. 3 8
Expenses before reductions .............................................................................................................................................. 995
Expense reductions .......................................................................................................................................................... (1)
Net expenses ................................................................................................................................................................................
994
Net investment income (loss) .......................................................................................................................................................
2,008
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 45,175
Investments in affiliated funds ......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. (1,566)
Net realized gain (loss) ................................................................................................................................................................
43,605
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (52,345)
Futures contracts .............................................................................................................................................................. 129
Net change in unrealized appreciation (depreciation) ................................................................................................................. (52,21 6 )
Net realized and unrealized gain (loss) ........................................................................................................................................ (8,611)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (6,603)

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 15
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 2,008 $ 5,318
Net realized gain (loss) ....................................................................................................................... 43,605 125,605
Net change in unrealized appreciation (depreciation) ........................................................................ (52,21 6 ) 32,176
Net increase (decrease) in net assets from operations .............................................................................. (6,60 3 ) 163,099
Distributions
To shareholders
Class A .......................................................................................................................................... (2,306) (347)
Class C .......................................................................................................................................... (1,009) (131)
Class M ......................................................................................................................................... (356) (593)
Class R6 ........................................................................................................................................ (109) (16)
Class S .......................................................................................................................................... (13,526) (3,209)
Class Y .......................................................................................................................................... (81,240) (19,986)
Net decrease in net assets from distributions ............................................................................................ (98,546) (24,282)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 35,55 2 (245,142)
Total Net Increase (Decrease) in Net Assets ........................................................................
(69,597) (106,325)
Net Assets
Beginning of period .................................................................................................................................. 421,129 527,454
End of period .............................................................................................................................................
$ 351,532 $ 421,129

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
16 Multifactor U.S. Equity Fund
**      Less than 500 shares.
***     Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 89 $ 1,416 34 $ 587
Proceeds from reinvestment of distributions 152 2,306 21 347
Payments for shares redeemed (55) (860) (10 7 ) (1,895)
Net increase (decrease)
186 2,862 (5 2 ) (961)
Class C
Proceeds from shares sold 54 823 52 902
Proceeds from reinvestment of distributions 65 1,003 8 130
Payments for shares redeemed (42) (680) (65) (1,118)
Net increase (decrease)
77 1,146 (5) (86)
Class M
Proceeds from shares sold 4 53 98 1,658
Proceeds from reinvestment of distributions 23 356 36 592
Payments for shares redeemed (26) (422) (952) (16,865)
Net increase (decrease)
1 (13) (818) (14,615)
Class R6
Proceeds from shares sold 1 7 1 11
Proceeds from reinvestment of distributions 7 108 1 16
Payments for shares redeemed (—)
**
( — )*** (1) (7)
Net increase (decrease)
8 115 1 20
Class S
Proceeds from shares sold 181 2,902 788 13,730
Proceeds from reinvestment of distributions 884 13,526 194 3,209
Payments for shares redeemed (1,841) (28,008) (2,684) (47,832)
Net increase (decrease)
(776) (11,580) (1,702) (30,893)
Class Y
Proceeds from shares sold 996 14,123 198 3,258
Proceeds from reinvestment of distributions 5,311 81,16 8 1,201 19,966
Payments for shares redeemed (3,125) (52,269) (12,528) (221,831)
Net increase (decrease)
3,182 43,02 2 (11,129) (198,607)
Total increase (decrease)
2,678 $ 35,55 2 (13,705) $ (245,142)

See accompanying notes which are an integral part of the financial statements.
18 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2025* 19.26 .05 (.30) (.25) (.14) (4.59)
October 31, 2024 14.78 .11 5.02 5.13 (.08) (.57)
October 31, 2023 14.41 .14 .97 1.11 (.13) (.61)
October 31, 2022 17.74 .13 (2.35) (2.22) (.15) (.96)
October 31, 2021 12.83 .11 5.21 5.32 (.13) (.28)
October 31, 2020 13.16 .14 .37 .51 (.16) (.68)
Class C
April 30, 2025* 19.49 (.01) (.30) (.31) (.08) (4.59)
October 31, 2024 15.00 (.02) 5.08 5.06 — (.57)
October 31, 2023 14.62 .02 1.00 1.02 (.03) (.61)
October 31, 2022 17.95 .01 (2.38) (2.37) — (.96)
October 31, 2021 12.99 (.01) 5.27 5.26 (.02) (.28)
October 31, 2020 13.26 .04 .39 .43 (.02) (.68)
Class M
April 30, 2025* 19.42 .08 (.30) (.22) (.17) (4.59)
October 31, 2024 14.91 .20 5.04 5.24 (.16) (.57)
October 31, 2023 14.52 .20 1.00 1.20 (.20) (.61)
October 31, 2022 17.86 .20 (2.38) (2.18) (.20) (.96)
October 31, 2021 12.91 .17 5.24 5.41 (.18) (.28)
October 31, 2020 13.22 .19 .37 .56 (.19) (.68)
Class R6
April 30, 2025* 19.42 .08 (.31) (.23) (.17) (4.59)
October 31, 2024 14.91 .19 5.05 5.24 (.16) (.57)
October 31, 2023 14.52 .20 1.00 1.20 (.20) (.61)
October 31, 2022 17.86 .20 (2.37) (2.17) (.21) (.96)
October 31, 2021 12.90 .18 5.25 5.43 (.19) (.28)
October 31, 2020 13.22 .19 .37 .56 (.20) (.68)
Class S
April 30, 2025* 19.40 .07 (.31) (.24) (.16) (4.59)
October 31, 2024 14.89 .16 5.05 5.21 (.13) (.57)
October 31, 2023 14.51 .18 .98 1.16 (.17) (.61)
October 31, 2022 17.84 .17 (2.36) (2.19) (.18) (.96)
October 31, 2021 12.89 .15 5.24 5.39 (.16) (.28)
October 31, 2020 13.20 .18 .36 .54 (.17) (.68)
Class Y
April 30, 2025* 19.40 .09 (.30) (.21) (.18) (4.59)
October 31, 2024 14.90 .20 5.04 5.24 (.17) (.57)
October 31, 2023 14.51 .21 .99 1.20 (.20) (.61)
October 31, 2022 17.85 .20 (2.37) (2.17) (.21) (.96)
October 31, 2021 12.90 .18 5.24 5.42 (.19) (.28)
October 31, 2020 13.21 .20 .37 .57 (.20) (.68)

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 19
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)
(
±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross (
ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
(
ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
(
ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(4.73) 14.28 (2.70) 9,557 .91 .91 .62 12
(.65) 19.26 35.50 9,297 .88 .86 .64 19
(.74) 14.78 8.12 7,896 .87 .80 .92 16
(1.11) 14.41 (13.28) 8,515 .86 .80 .84 22
(.41) 17.74 42.16 10,672 .86 .81 .68 37
(.84) 12.83 3.94 8,102 .87 .80 1.09 51
(4.67) 14.51 (3.01) 4,336 1.66 1.66 (.13) 12
(.57) 19.49 34.44 4,323 1.63 1.61 (.11) 19
(.64) 15.00 7.34 3,407 1.62 1.55 .15 16
(.96) 14.62 (13.94) 2,609 1.62 1.55 .09 22
(.30) 17.95 41.06 2,922 1.61 1.56 (.08) 37
(.70) 12.99 3.18 1,886 1.62 1.55 .33 51
(4.76) 14.44 (2.46) 1,139 .66 .51 1.02 12
(.73) 19.42 35.94 1,518 .63 .44 1.17 19
(.81) 14.91 8.64 13,360 .62 .40 1.31 16
(1.16) 14.52 (12.96) 11,640 .62 .40 1.25 22
(.46) 17.86 42.64 22,361 .61 .41 1.07 37
(.87) 12.91 4.40 8,492 .62 .40 1.46 51
(4.76) 14.43 (2.50) 435 .51 .49 1.04 12
(.73) 19.42 36.00 440 .48 .44 1.05 19
(.81) 14.91 8.67 320 .47 .38 1.36 16
(1.17) 14.52 (12.94) 394 .47 .38 1.26 22
(.47) 17.86 42.78 442 .46 .39 1.09 37
(.88) 12.90 4.35 285 .47 .38 1.50 51
(4.75) 14.41 (2.61) 31,503 .66 .66 .87 12
(.70) 19.40 35.81 57,442 .63 .61 .91 19
(.78) 14.89 8.41 69,450 .62 .55 1.17 16
(1.14) 14.51 (13.05) 71,665 .61 .55 1.08 22
(.44) 17.84 42.49 126,658 .61 .56 .93 37
(.85) 12.89 4.20 104,019 .61 .55 1.41 51
(4.77) 14.42 (2.42) 304,562 .46 .46 1.07 12
(.74) 19.40 35.98 348,109 .43 .41 1.11 19
(.81) 14.90 8.70 433,021 .42 .35 1.37 16
(1.17) 14.51 (12.93) 463,734 .42 .35 1.28 22
(.47) 17.85 42.74 634,212 .41 .36 1.11 37
(.88) 12.90 4.46 365,346 .42 .35 1.58 51

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
20 Multifactor U.S. Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 85,821
Administrative fees 13,769
Distribution fees 4,462
Shareholder servicing fees 857
Transfer agent fees 10,112
Trustees' fees 2,96 6
$ 117,987
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,067 $ 96,113 $ 87,147 $ (4) $ — $ 19,029 $ 324 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 177,289,354 $ 180,501,768 $ (7,266,373) $ 173,235,395

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 21
Russell Investment Company
Equity Income Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 94.9%
Consumer Discretionary - 7.7%
Abercrombie & Fitch Co. Class A(Æ) 4,333 301
Best Buy Co., Inc. 3,158 211
Carter's, Inc. 2,292 76
Comcast Corp. Class A 66,590 2,277
Dollar General Corp. 13,651 1,279
eBay, Inc. 5,997 409
Ferguson Enterprises, Inc. 809 137
Garmin, Ltd. 1,419 265
General Motors Co. 9,464 428
Home Depot, Inc. (The) 638 230
Hubbell, Inc. Class B 631 229
Kohl's Corp. 7,449 50
Lennar Corp. Class A 3,565 387
Lowe's Cos., Inc. 537 120
McDonald's Corp. 975 312
New York Times Co. (The) Class A 5,441 283
NIKE, Inc. Class B 2,588 146
PulteGroup, Inc. 2,164 222
Ralph Lauren Corp. Class A 873 196
RB Global, Inc. 3,001 302
RTX Corp. 2,254 284
Target Corp. 2,957 286
TJX Cos., Inc. (The) 2,612 336
TKO Group Holdings, Inc. 2,718 443
Walmart, Inc. 13,774 1,340
Walt Disney Co. (The) 9,520 866
Warner Music Group Corp. Class A 19,750 601
12,016
Consumer Staples - 10.9%
Altria Group, Inc. 4,675 277
Ambev SA - ADR 207,883 526
Archer-Daniels-Midland Co. 8,069 385
Church & Dwight Co., Inc. 1,433 142
Coca-Cola Co. (The) 7,448 540
Coca-Cola Europacific Partners PLC 10,266 932
Colgate-Palmolive Co. 2,844 262
Conagra Brands, Inc. 24,952 617
CVS Health Corp. 47,127 3,144
Estee Lauder Cos., Inc. (The) Class A 9,113 546
Hershey Co. (The) 561 94
Kraft Heinz Co. (The) 27,816 810
Kroger Co. (The) 27,144 1,960
Molson Coors Beverage Co. Class B 15,789 908
Mondelez International, Inc. Class A 2,979 203
PepsiCo, Inc. 1,972 267
Philip Morris International, Inc. 12,647 2,167
Procter & Gamble Co. (The) 10,409 1,692
Tyson Foods, Inc. Class A 19,615 1,201
Walgreens Boots Alliance, Inc. 30,792 338
17,011
Energy - 6.9%
BP PLC - ADR 16,643 457
Canadian Natural Resources, Ltd. 22,848 656
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chevron Corp. 4,553 620
Coterra Energy, Inc. 9,495 233
Devon Energy Corp. 8,006 243
Eaton Corp. PLC 1,545 455
Enbridge, Inc. 22,255 1,039
EOG Resources, Inc. 2,778 307
Exxon Mobil Corp. 12,347 1,304
Hess Corp. 9,871 1,274
Kinder Morgan, Inc. 6,088 160
Magna International, Inc. Class A 9,660 336
ONEOK, Inc. 2,669 219
Phillips 66 9,672 1,007
Plains GP Holdings, LP Class A 56,766 1,058
Schlumberger NV 10,349 344
Shell PLC - ADR 10,133 653
Valero Energy Corp. 2,803 325
10,690
Financial Services - 23.1%
AerCap Holdings NV 12,113 1,284
Aflac, Inc. 2,751 299
AGNC Investment Corp.(ö) 29,016 256
Allstate Corp. (The) 7,394 1,467
American Express Co. 643 171
American Financial Group, Inc. 1,740 220
American International Group, Inc. 2,408 196
Annaly Capital Management, Inc.(ö) 61,874 1,213
Aon PLC Class A 485 172
Arch Capital Group, Ltd. 2,802 254
AvalonBay Communities, Inc.(ö) 870 183
Bank of America Corp. 41,156 1,641
Bank of Nova Scotia (The) 13,883 694
Berkshire Hathaway, Inc. Class B(Æ) 4,327 2,307
BlackRock, Inc. 579 529
Brown & Brown, Inc. 2,475 274
CBRE Group, Inc. Class A(Æ) 1,657 202
Charles Schwab Corp. (The) 3,229 263
Chubb, Ltd. 6,036 1,727
Citigroup, Inc. 29,964 2,049
CME Group, Inc. Class A 1,457 404
Crown Castle, Inc.(ö) 1,980 209
Digital Realty Trust, Inc.(ö) 1,300 209
Equinix, Inc.(ö) 306 263
Evercore, Inc. Class A 744 153
Everest Re Group, Ltd. 1,650 592
Extra Space Storage, Inc.(ö) 1,505 221
Goldman Sachs Group, Inc. (The) 437 239
Hartford Financial Services Group, Inc.
(The) 2,045 251
Healthcare Realty Trust, Inc.(ö) 11,408 177
Host Hotels & Resorts, Inc.(ö) 29,124 411
Houlihan Lokey, Inc. Class A 1,587 257
Howard Hughes Holdings, Inc.(Æ) 5,015 334
Intercontinental Exchange, Inc. 1,546 260
Invitation Homes, Inc.(ö) 4,537 155
JPMorgan Chase & Co. 14,868 3,637
Lazard, Inc. 1,661 65

See accompanying notes which are an integral part of the financial statements.
22 Equity Income Fund
Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
M&T Bank Corp. 3,011 511
Marsh & McLennan Cos., Inc. 1,512 341
Mid-America Apartment Communities, Inc.
(ö) 7,028 1,122
Northern Trust Corp. 10,205 959
Old Republic International Corp. 6,219 234
Park Hotels & Resorts, Inc.(ö) 12,221 122
PNC Financial Services Group, Inc. (The) 997 160
Principal Financial Group, Inc. 1,726 128
Progressive Corp. (The) 1,411 398
Prologis, Inc.(ö) 15,997 1,635
Public Storage(ö) 5,135 1,543
Realty Income Corp.(ö) 4,165 241
Regions Financial Corp. 6,826 139
RLI Corp. 2,722 201
SEI Investments Co. 2,976 233
Simon Property Group, Inc.(ö) 1,024 161
T Rowe Price Group, Inc. 2,646 234
Tradeweb Markets, Inc. Class A 2,734 378
Travelers Cos., Inc. (The) 963 254
Truist Financial Corp. 4,082 157
Wells Fargo & Co. 27,835 1,977
Welltower, Inc.(ö) 3,027 462
Willis Towers Watson PLC 2,789 858
XP, Inc. Class A 10,401 168
35,854
Health Care - 13.8%
Abbott Laboratories 6,032 789
AbbVie, Inc. 3,768 735
Amgen, Inc. 614 179
AstraZeneca PLC - ADR 5,339 383
Becton Dickinson & Co. 771 160
BioMarin Pharmaceutical, Inc.(Æ) 1,147 73
Bio-Techne Corp. 970 49
Boston Scientific Corp.(Æ) 5,367 552
Bristol-Myers Squibb Co. 5,373 270
Danaher Corp. 1,753 349
Doximity, Inc. Class A(Æ) 3,373 192
Elevance Health, Inc. 387 163
Genmab A/S - ADR(Æ) 17,667 374
Gilead Sciences, Inc. 5,331 568
GSK PLC - ADR 19,280 768
Humana, Inc. 6,416 1,683
Icon PLC(Æ) 3,573 541
Jazz Pharmaceuticals PLC(Æ) 4,303 503
Johnson & Johnson 8,131 1,271
Medtronic PLC 22,108 1,874
Merck & Co., Inc. 16,232 1,383
Organon & Co. 17,621 228
Pfizer, Inc. 26,998 659
Qiagen N.V(Æ) 7,017 300
Regeneron Pharmaceuticals, Inc. 406 243
ResMed, Inc. 1,188 281
Royalty Pharma PLC Class A 13,560 445
Sanofi SA - ADR 33,437 1,837
Sarepta Therapeutics, Inc.(Æ) 4,104 256
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Smith & Nephew PLC - ADR 37,426 1,049
STERIS PLC 1,096 246
Stryker Corp. 931 348
Thermo Fisher Scientific, Inc. 821 352
UnitedHealth Group, Inc. 4,316 1,776
Vertex Pharmaceuticals, Inc.(Æ) 452 230
Viatris, Inc. 44,771 377
West Pharmaceutical Services, Inc. 234 49
21,535
Materials and Processing - 7.1%
Air Products & Chemicals, Inc. 6,240 1,692
AptarGroup, Inc. 1,518 228
Carrier Global Corp. 4,354 272
Celanese Corp. Class A 13,972 622
CRH PLC 1,827 174
Crown Holdings, Inc. 6,838 659
Dow, Inc. 4,671 143
DuPont de Nemours, Inc. 14,435 953
Ecolab, Inc. 913 230
Fastenal Co. 2,585 209
FMC Corp. 24,154 1,013
Freeport-McMoRan, Inc. 17,008 613
General Electric Co. 2,020 407
International Flavors & Fragrances, Inc. 7,065 554
International Paper Co. 4,181 191
Johnson Controls International PLC 11,706 982
Linde PLC 1,168 529
LyondellBasell Industries NV Class A 2,167 126
Newmont Corp. 3,890 205
Packaging Corp. of America 1,134 210
Royal Gold, Inc. 1,829 334
Trane Technologies PLC 968 371
Watsco, Inc. 622 286
11,003
Producer Durables - 9.2%
3M Co. 2,743 381
AMETEK, Inc. 757 128
Amphenol Corp. Class A 5,037 388
AO Smith Corp. 2,751 187
Caterpillar, Inc. 1,187 367
Cintas Corp. 932 197
CoStar Group, Inc.(Æ) 1,780 132
Crane Co. 1,483 239
Cummins, Inc. 916 269
Delta Air Lines, Inc. 14,530 605
EMCOR Group, Inc. 770 309
Emerson Electric Co. 2,054 216
Equifax, Inc. 968 252
FedEx Corp. 2,949 620
Fortive Corp. 10,892 759
FTI Consulting, Inc.(Æ) 1,215 202
GE Vernova, Inc. 491 182
General Dynamics Corp. 5,180 1,410
Global Payments, Inc. 19,061 1,455

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 23
Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Graco, Inc. 2,015 164
Honeywell International, Inc. 1,396 294
Illinois Tool Works, Inc. 799 192
JB Hunt Transport Services, Inc. 1,134 148
L3Harris Technologies, Inc. 3,517 774
Nordson Corp. 432 82
Parker-Hannifin Corp. 573 347
Paychex, Inc. 2,551 375
Quanta Services, Inc. 903 264
Regal Rexnord Corp. 4,364 462
Republic Services, Inc. Class A 808 203
S&P Global, Inc. 1,063 532
Saia, Inc.(Æ) 498 121
Snap-on, Inc. 693 217
Southwest Airlines Co. 4,260 119
Union Pacific Corp. 975 210
United Parcel Service, Inc. Class B 3,793 361
United Rentals, Inc. 522 330
Vontier Corp. 15,936 507
Xylem, Inc. 1,919 231
14,231
Technology - 8.1%
Accenture PLC Class A 1,815 543
Adobe, Inc.(Æ) 1,554 583
Advanced Micro Devices, Inc.(Æ) 787 77
Alphabet, Inc. Class A 4,079 648
Analog Devices, Inc. 2,130 415
ANSYS, Inc.(Æ) 603 194
Applied Materials, Inc. 1,147 173
Broadridge Financial Solutions, Inc. 726 176
Cisco Systems, Inc. 13,960 806
Cognizant Technology Solutions Corp.
Class A 3,050 224
DoorDash, Inc. Class A(Æ) 1,831 353
Electronic Arts, Inc. 1,997 290
Fidelity National Information Services, Inc. 16,534 1,304
Globant SA(Æ) 565 66
Hewlett Packard Enterprise Co. 13,441 218
Intel Corp. 16,474 331
International Business Machines Corp. 2,788 674
Marvell Technology, Inc. 2,822 165
Microchip Technology, Inc. 17,404 802
Micron Technology, Inc. 8,747 673
Motorola Solutions, Inc. 320 141
NetApp, Inc. 1,306 117
ON Semiconductor Corp.(Æ) 14,160 562
Oracle Corp. 4,411 621
QUALCOMM, Inc. 1,544 229
Roper Technologies, Inc. 561 314
Salesforce, Inc. 3,760 1,010
Skyworks Solutions, Inc. 1,310 84
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 2,061 344
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Texas Instruments, Inc. 3,134 502
12,639
Utilities - 8.1%
AT&T, Inc. 85,131 2,358
Brookfield Renewable Corp. 6,502 185
Chord Energy Corp. 1,798 162
Civitas Resources, Inc. 3,898 106
ConocoPhillips 8,883 792
Dominion Energy, Inc. 2,544 138
Edison International 9,781 524
Entergy Corp. 18,117 1,507
FirstEnergy Corp. 15,846 680
NextEra Energy, Inc. 2,720 182
NRG Energy, Inc. 9,126 1,000
Pinnacle West Capital Corp. 14,236 1,355
Sempra Energy 8,082 600
Southern Co. (The) 1,721 158
T-Mobile US, Inc. 847 209
Verizon Communications, Inc. 13,463 593
Xcel Energy, Inc. 29,291 2,071
12,620
Total Common Stocks
(cost $108,999) 147,599
Short-Term Investments - 4.8%
U.S. Cash Management Fund(@) 7,397,131
(∞)
7,395
Total Short-Term Investments
(cost $7,396) 7,395
Total Investments - 99.7%
(identified cost $116,395) 154,994
Other Assets and Liabilities,
Net - 0.3%
511
Net Assets - 100.0%
155,505

See accompanying notes which are an integral part of the financial statements.
24 Equity Income Fund
Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 25 USD 6,984 06/25 (181)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (181)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 12,016 $ — $ —
$ —
$ 12,016 7 .7
Consumer Staples 17,011 — —
—
17,011 10 .9
Energy 10,690 — —
—
10,690 6 .9
Financial Services 35,854 — —
—
35,854 23 .1
Health Care 21,535 — —
—
21,535 13 .8
Materials and Processing 11,003 — —
—
11,003 7 .1
Producer Durables 14,231 — —
—
14,231 9 .2
Technology 12,639 — —
—
12,639 8 .1
Utilities 12,620 — —
—
12,620 8 .1
Short-Term Investments — — — 7,395 7,395 4 .8
Total Investments 147,599 — — 7,395 154,994 99 .7
Other Assets and Liabilities, Net
0 .3
100 .0
Other Financial Instruments
A
Liabilities
Futures Contracts (181) — — — (181) (0 .1)
Total Other Financial Instruments
*
$ (181) $ — $ — $ — $ (181)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 25
Russell Investment Company
Equity Income Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
0
Variation margin on futures contracts $ 181
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (145)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ (213)
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
26 Equity Income Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 116,395
Investments, at fair value(>) ........................................................................................................................................................
154,994
Receivables:
Dividends and interest ...................................................................................................................................................... 175
Dividends from affiliated funds ....................................................................................................................................... 26
Fund shares sold ............................................................................................................................................................... 93
From broker(a) ................................................................................................................................................................. 733
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
156,022
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 105
Accrued fees to affiliates .................................................................................................................................................. 95
Other accrued expenses .................................................................................................................................................... 136
Variation margin on futures contracts .............................................................................................................................. 181
Total liabilities ...........................................................................................................................................................
517
Net Assets ...............................................................................................................................................................
$ 155,505

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 27
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 45,344
Shares of beneficial interest .........................................................................................................................................................
69
Additional paid-in capital ............................................................................................................................................................
110,092
Net Assets ...............................................................................................................................................................
$ 155,505
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 22.98
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 24.38
Class A — Net assets ........................................................................................................................................................... $ 16,326,379
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 710,347
Net asset value per share: Class C (#) .......................................................................................................................................... $ 21.46
Class C — Net assets ........................................................................................................................................................... $ 15,473,571
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 721,065
Net asset value per share: Class S (#) .......................................................................................................................................... $ 22.78
Class S — Net assets ............................................................................................................................................................ $ 110,614,744
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 4,856,050
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 22.70
Class Y — Net assets ........................................................................................................................................................... $ 13,090,202
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 576,589
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 7,395
(a)   Receivable from Broker for Futures $ 733
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
28 Equity Income Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 2,312
Dividends from affiliated funds ....................................................................................................................................... 192
Interest .............................................................................................................................................................................. 11
Total investment income ..............................................................................................................................................................
2,515
Expenses
Advisory fees ................................................................................................................................................................... 476
Administrative fees .......................................................................................................................................................... 41
Custodian fees .................................................................................................................................................................. 52
Distribution fees - Class A ............................................................................................................................................... 21
Distribution fees - Class C ............................................................................................................................................... 63
Transfer agent fees - Class A ........................................................................................................................................... 17
Transfer agent fees - Class C ........................................................................................................................................... 17
Transfer agent fees - Class S ............................................................................................................................................ 126
Professional fees .............................................................................................................................................................. 36
Registration fees ............................................................................................................................................................... 31
Shareholder servicing fees - Class C ............................................................................................................................... 21
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ..................................................................................................................................................................... 8
Miscellaneous .................................................................................................................................................................. 18
Expenses before reductions .............................................................................................................................................. 932
Expense reductions .......................................................................................................................................................... (113)
Net expenses ................................................................................................................................................................................
819
Net investment income (loss) .......................................................................................................................................................
1,696
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 9,000
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (145)
Net realized gain (loss) ................................................................................................................................................................
8,854
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (13,358)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (213)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (13,573)
Net realized and unrealized gain (loss) ........................................................................................................................................ (4,719)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (3,023)

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 29
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 1,696 $ 3,424
Net realized gain (loss) ....................................................................................................................... 8,854 23,820
Net change in unrealized appreciation (depreciation) ........................................................................ (13,573) 18,280
Net increase (decrease) in net assets from operations .............................................................................. (3,023) 45,524
Distributions
To shareholders
Class A .......................................................................................................................................... (2,169) (1,949)
Class C .......................................................................................................................................... (2,231) (2,050)
Class S .......................................................................................................................................... (17,217) (16,844)
Class Y .......................................................................................................................................... (1,702) (1,499)
Net decrease in net assets from distributions ............................................................................................ (23,319) (22,342)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (6,176) (7,832)
Total Net Increase (Decrease) in Net Assets ........................................................................
(32,518) 15,350
Net Assets
Beginning of period .................................................................................................................................. 188,023 172,673
End of period .............................................................................................................................................
$ 155,505 $ 188,023

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
30 Equity Income Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 57 $ 1,475 42 $ 1,072
Proceeds from reinvestment of distributions 94 2,162 81 1,942
Payments for shares redeemed (69) (1,650) (166) (4,230)
Net increase (decrease)
82 1,987 (43) (1,216)
Class C
Proceeds from shares sold 15 368 36 856
Proceeds from reinvestment of distributions 104 2,227 91 2,049
Payments for shares redeemed (91) (2,040) (164) (3,894)
Net increase (decrease)
28 555 (37) (989)
Class S
Proceeds from shares sold 143 3,396 301 7,521
Proceeds from reinvestment of distributions 739 16,877 702 16,634
Payments for shares redeemed (1,289) (30,594) (1,204) (30,497)
Net increase (decrease)
(407) (10,321) (201) (6,342)
Class Y
Proceeds from shares sold 6 145 2 45
Proceeds from reinvestment of distributions 75 1,702 63 1,499
Payments for shares redeemed (10) (244) (33) (829)
Net increase (decrease)
71 1,603 32 715
Total increase (decrease)
(226) $ (6,176) (249) $ (7,832)

See accompanying notes which are an integral part of the financial statements.
32 Equity Income Fund
Russell Investment Company
Equity Income Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2025* 26.85 .22 (.78) (.56) (.32) (2.99)
October 31, 2024 23.79 .41 5.69 6.10 (.32) (2.72)
October 31, 2023 27.74 .38 .28 .66 (.36) (4.25)
October 31, 2022 33.38 .30 (2.62) (2.32) (.28) (3.04)
October 31, 2021 23.86 .22 10.11 10.33 (.24) (.57)
October 31, 2020 24.71 .32 (.83) (.51) (.34) —
Class C
April 30, 2025* 25.29 .12 (.73) (.61) (.23) (2.99)
October 31, 2024 22.57 .21 5.37 5.58 (.14) (2.72)
October 31, 2023 26.55 .18 .27 .45 (.18) (4.25)
October 31, 2022 32.11 .07 (2.51) (2.44) (.08) (3.04)
October 31, 2021 23.00 (.01) 9.75 9.74 (.06) (.57)
October 31, 2020 23.82 .14 (.80) (.66) (.16) —
Class S
April 30, 2025* 26.64 .25 (.76) (.51) (.36) (2.99)
October 31, 2024 23.62 .48 5.65 6.13 (.39) (2.72)
October 31, 2023 27.59 .45 .26 .71 (.43) (4.25)
October 31, 2022 33.23 .38 (2.61) (2.23) (.37) (3.04)
October 31, 2021 23.75 .30 10.08 10.38 (.33) (.57)
October 31, 2020 24.60 .39 (.83) (.44) (.41) —
Class Y
April 30, 2025* 26.56 .27 (.76) (.49) (.38) (2.99)
October 31, 2024 23.56 .52 5.63 6.15 (.43) (2.72)
October 31, 2023 27.53 .49 .26 .75 (.47) (4.25)
October 31, 2022 33.17 .42 (2.60) (2.18) (.42) (3.04)
October 31, 2021 23.71 .35 10.06 10.41 (.38) (.57)
October 31, 2020 24.57 .42 (.83) (.41) (.45) —

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 33
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(3.31) 22.98 (2.07) 16,326 1.22 1.12 1.78 11
(3.04) 26.85 27.35 16,872 1.20 1.13 1.63 35
(4.61) 23.79 2.47 15,970 1.19 1.14 1.50 31
(3.32) 27.74 (7.76) 19,714 1.17 1.12 .99 39
(.81) 33.38 44.01 23,189 1.16 1.11 .71 19
(.34) 23.86 (2.02) 17,484 1.18 1.13 1.35 33
(3.22) 21.46 (2.41) 15,474 1.97 1.87 1.04 11
(2.86) 25.29 26.41 17,533 1.95 1.88 .88 35
(4.43) 22.57 1.70 16,485 1.94 1.89 .74 31
(3.12) 26.55 (8.49) 19,593 1.92 1.87 .24 39
(.63) 32.11 42.96 23,097 1.91 1.86 (.04) 19
(.16) 23.00 (2.75) 18,971 1.93 1.88 .60 33
(3.35) 22.78 (1.90) 110,615 .97 .83 2.08 11
(3.11) 26.64 27.75 140,204 .95 .84 1.92 35
(4.68) 23.62 2.72 129,070 .94 .85 1.79 31
(3.41) 27.59 (7.51) 171,669 .92 .83 1.28 39
(.90) 33.23 44.45 187,082 .91 .82 1.00 19
(.41) 23.75 (1.73) 150,164 .93 .84 1.64 33
(3.37) 22.70 (1.82) 13,090 .78 .67 2.23 11
(3.15) 26.56 27.92 13,414 .75 .68 2.07 35
(4.72) 23.56 2.89 11,148 .74 .69 1.97 31
(3.46) 27.53 (7.38) 17,636 .72 .67 1.44 39
(.95) 33.17 44.67 20,411 .71 .66 1.17 19
(.45) 23.71 (1.60) 22,038 .73 .68 1.79 33

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
34 Equity Income Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 52,848
Administrative fees 6,024
Distribution fees 12,760
Shareholder servicing fees 3,160
Transfer agent fees 19,448
Trustees' fees 473
$ 94,713
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 4,830 $ 25,899 $ 23,331 $ (1) $ (2) $ 7,395 $ 192 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 118,268,329 $ 42,921,643 $ (6,376,702) $ 36,544,941

See accompanying notes which are an integral part of the financial statements.
Sustainable Aware Equity Fund 35
Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.1%
Consumer Discretionary - 12.6%
Amazon.com, Inc.(Æ) 28,679 5,289
Atmus Filtration Technologies, Inc. 2,469 86
AutoZone, Inc.(Æ) 87 327
Axon Enterprise, Inc.(Æ) 58 36
Best Buy Co., Inc. 867 58
Boyd Gaming Corp. 2,555 177
Central Garden & Pet Co. Class A(Æ) 1,209 36
Charter Communications, Inc. Class A(Æ) 175 69
Chipotle Mexican Grill, Inc. Class A(Æ) 10,417 526
Columbia Sportswear Co.(Ð) 500 31
Comcast Corp. Class A 35,076 1,200
Costco Wholesale Corp. 545 542
Deckers Outdoor Corp.(Æ) 246 27
Dollar General Corp. 803 75
Domino's Pizza, Inc.(Û) 661 324
DR Horton, Inc. 977 123
eBay, Inc. 17,266 1,177
Expedia Group, Inc. 182 29
FactSet Research Systems, Inc. 216 93
Ford Motor Co.(Û) 44,056 441
Fox Corp. Class A 936 47
Garmin, Ltd. 390 73
General Motors Co. 1,742 79
Grand Canyon Education, Inc.(Æ) 632 113
Home Depot, Inc. (The) 1,156 417
Hubbell, Inc. Class B 91 33
Lennar Corp. Class A 380 41
Leonardo DRS, Inc. 2,092 77
Life Time Group Holdings, Inc.(Æ) 2,712 83
Live Nation Entertainment, Inc.(Æ)(Ð) 2,021 268
Lowe's Cos., Inc. 1,604 359
Lululemon Athletica, Inc.(Æ) 136 37
Madison Square Garden Sports Corp. Class
A(Æ)(Ð) 453 87
McDonald's Corp. 297 95
Netflix, Inc. Class B(Æ) 876 991
Nike , Inc. Class B 1,284 72
NVR, Inc.(Æ)(Û) 43 306
Omnicom Group, Inc. 9,644 734
O'Reilly Automotive, Inc.(Æ) 457 647
PriceSmart, Inc. 716 73
PulteGroup, Inc. 903 93
Ross Stores, Inc. 2,867 398
Service Corp. International 1,548 124
Somnigroup International, Inc. 5,613 343
Tapestry, Inc. 490 35
Target Corp. 997 96
Tesla, Inc.(Æ) 1,933 545
Texas Roadhouse, Inc. Class A(Û) 1,001 166
TJX Cos., Inc. (The) 1,819 234
Tractor Supply Co.(Ð) 9,392 475
Ulta Beauty, Inc.(Æ) 184 73
Walmart, Inc. 5,211 507
Walt Disney Co. (The) 2,853 259
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Yum! Brands, Inc. 5,490 826
19,472
Consumer Staples - 5.2%
Archer-Daniels-Midland Co. 677 32
Bunge, Ltd.(Û) 1,930 152
Cal-Maine Foods, Inc. 1,329 124
Campbell Co. (The) 16,465 600
Church & Dwight Co., Inc. 344 34
Clorox Co. (The) 2,675 381
Coca-Cola Co. (The) 7,236 525
Colgate-Palmolive Co.(Û) 4,500 415
Conagra Brands, Inc. 2,207 54
Constellation Brands, Inc. Class A 1,367 256
CVS Health Corp. 1,262 84
Estee Lauder Cos., Inc. (The) Class A 278 17
General Mills, Inc. 1,442 82
Hershey Co. (The) 549 92
JM Smucker Co. (The) 507 59
Kellanova 567 47
Kenvue, Inc. 11,043 260
Keurig Dr Pepper, Inc. 8,956 310
Kimberly-Clark Corp.(Û) 10,341 1,363
Kraft Heinz Co. (The) 2,311 67
Kroger Co. (The) 2,920 211
Lancaster Colony Corp. 545 89
McCormick & Co., Inc. 467 36
Mondelez International, Inc. Class A 4,969 338
Monster Beverage Corp.(Æ) 2,159 130
PepsiCo, Inc. 1,609 218
Pilgrim's Pride Corp. 3,532 193
Procter & Gamble Co. (The) 3,413 555
Reynolds Consumer Products, Inc. 2,082 48
Sysco Corp. 4,226 302
Tyson Foods, Inc. Class A 5,177 317
Unilever PLC - ADR 9,274 589
WD-40 Co.(Ð) 345 79
8,059
Energy - 1.4%
Chevron Corp. 2,035 277
Coterra Energy, Inc.(Û) 13,345 328
Devon Energy Corp. 996 30
Diamondback Energy, Inc. 210 28
Eaton Corp. PLC 243 71
EOG Resources, Inc. 1,263 139
Exxon Mobil Corp. 4,573 483
Hess Corp. 238 31
HF Sinclair Corp.(Û) 4,484 135
Kinder Morgan, Inc. 2,931 77
Phillips 66(Û) 4,666 486
Schlumberger NV 1,314 44
Valero Energy Corp. 536 62
World Kinect Corp. 920 23
2,214

See accompanying notes which are an integral part of the financial statements.
36 Sustainable Aware Equity Fund
Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Financial Services - 13.9%
Aflac, Inc. 930 101
Allstate Corp. (The) 290 58
Ally Financial, Inc.(Û) 6,232 204
American Express Co.(Û) 5,511 1,468
American International Group, Inc. 473 39
American Tower Corp.(ö) 2,786 628
Aon PLC Class A 2,521 894
Arch Capital Group, Ltd. 1,482 134
Arthur J Gallagher & Co. 187 60
Assurant, Inc. 392 76
AvalonBay Communities, Inc.(ö) 158 33
Bank of America Corp. 4,791 191
Bank of New York Mellon Corp. (The) 1,683 135
Berkshire Hathaway, Inc. Class B(Æ) 2,496 1,331
BlackRock, Inc. 561 513
BOK Financial Corp. 1,271 118
Brighthouse Financial, Inc.(Æ) 2,779 162
Brown & Brown, Inc. 648 72
Camden Property Trust(ö)(Û) 1,965 224
Capital One Financial Corp. 413 74
Carlyle Group, Inc. (The) 6,533 252
Cboe Global Markets, Inc. 204 45
Chubb, Ltd. 3,453 988
Citigroup, Inc. 1,395 95
Citizens Financial Group, Inc. 1,126 42
CME Group, Inc. Class A 315 87
CNA Financial Corp. 1,154 56
Comerica, Inc. 2,102 113
Corebridge Financial, Inc. 4,455 132
Crown Castle, Inc.(ö) 395 42
Cullen/Frost Bankers, Inc.(Ð) 1,485 173
Curbline Properties Corp.(ö) 1,947 45
Discover Financial Services 277 51
Enact Holdings, Inc. 1,053 38
Equinix, Inc.(ö) 59 51
Equity Residential(ö) 498 35
Erie Indemnity Co. Class A 84 30
Essex Property Trust, Inc.(ö)(Û) 1,109 310
Everest Re Group, Ltd.(Û) 973 349
Fifth Third Bancorp 1,149 41
Genworth Financial, Inc. Class A(Æ) 10,948 75
Globe Life, Inc. 1,225 151
Goldman Sachs Group, Inc. (The) 188 103
Hanover Insurance Group, Inc. (The) 960 159
Hartford Financial Services Group, Inc.
(The) 1,205 148
Horace Mann Educators Corp. 750 31
Houlihan Lokey, Inc. Class A(Ð)(Û) 1,281 208
Howard Hughes Holdings, Inc.(Æ) 1,437 96
Huntington Bancshares, Inc. 3,401 49
Interactive Brokers Group, Inc. Class A(Û) 1,928 331
Intercontinental Exchange, Inc. 480 81
Invitation Homes, Inc.(ö) 1,030 35
JPMorgan Chase & Co.(Û) 5,823 1,424
M&T Bank Corp. 319 54
Marsh & McLennan Cos., Inc. 1,438 324
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MasterCard, Inc. Class A 1,138 624
MetLife, Inc.(Û) 4,896 369
Mid-America Apartment Communities, Inc.
(ö) 225 36
Morgan Stanley 760 88
Nasdaq, Inc. 609 46
Northern Trust Corp.(Û) 2,356 221
Old Republic International Corp. 4,789 180
PNC Financial Services Group, Inc. (The) 455 73
Popular, Inc. 1,909 182
Primerica, Inc. 511 134
Progressive Corp. (The) 860 242
Prudential Financial, Inc.(Ð) 2,539 261
Public Storage(ö) 161 48
Raymond James Financial, Inc. 633 87
Realty Income Corp.(ö) 817 47
Regions Financial Corp. 1,897 39
Reinsurance Group of America, Inc. Class A 1,682 315
Remitly Global, Inc.(Æ)(Ð) 3,442 70
RLI Corp.(Ð) 1,582 117
Ryan Specialty Holdings, Inc. Class A 1,870 123
SEI Investments Co. 6,486 508
Selective Insurance Group, Inc.(Ð) 785 69
SLM Corp. 6,622 191
State Street Corp. 2,777 245
StoneX Group, Inc.(Æ) 1,131 100
Sunstone Hotel Investors, Inc.(ö) 5,267 44
Synchrony Financial 890 46
Texas Capital Bancshares, Inc.(Æ)(Ð) 1,634 111
Travelers Cos., Inc. (The)(Û) 2,407 636
Truist Financial Corp. 1,201 46
UL Solutions, Inc. Class A(Ð) 1,611 92
US Bancorp 7,221 291
VICI Properties, Inc.(ö) 1,508 48
Visa, Inc. Class A 8,552 2,955
W.R. Berkley Corp. 2,234 160
21,603
Health Care - 13.0%
Abbott Laboratories 4,470 584
AbbVie, Inc. 1,752 342
Agilent Technologies, Inc. 515 55
Align Technology, Inc.(Æ) 138 24
Amgen, Inc. 3,563 1,037
Becton Dickinson & Co. 212 44
Biogen, Inc.(Æ)(Û) 2,035 246
Boston Scientific Corp.(Æ) 1,010 104
Bristol-Myers Squibb Co. 3,360 169
Cardinal Health, Inc. 2,883 407
Cencora, Inc. Class A 2,010 588
Centene Corp.(Æ) 3,819 229
Chemed Corp. 348 202
Cigna Group (The) 305 104
Danaher Corp. 7,943 1,583
Edwards Lifesciences Corp.(Æ) 7,653 578
Elevance Health, Inc. 1,089 458
Eli Lilly & Co. 589 530

See accompanying notes which are an integral part of the financial statements.
Sustainable Aware Equity Fund 37
Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Exelixis, Inc.(Æ) 7,573 297
GE HealthCare Technologies, Inc.(Ð) 5,367 377
Gilead Sciences, Inc. 1,702 181
HCA Healthcare, Inc. 192 66
Henry Schein, Inc.(Æ) 1,128 73
Hologic, Inc.(Æ) 411 24
Humana, Inc. 1,175 308
IDEXX Laboratories, Inc.(Æ) 138 60
Illumina, Inc.(Æ)(Û) 2,579 200
Incyte Corp.(Æ)(Û) 3,977 249
Intuitive Surgical, Inc.(Æ) 271 140
Johnson & Johnson 10,477 1,638
Labcorp Holdings, Inc. 172 41
McKesson Corp.(Ð) 829 591
Medtronic PLC 13,805 1,170
Merck & Co., Inc.(Û) 19,385 1,652
Molina Healthcare, Inc.(Æ) 1,330 435
Neurocrine Biosciences, Inc.(Æ)(Û) 1,829 197
Novo Nordisk A/S - ADR 10,187 677
Pfizer, Inc. 3,715 91
Quest Diagnostics, Inc. 483 86
Regeneron Pharmaceuticals, Inc. 185 111
ResMed, Inc. 394 93
STERIS PLC 688 155
Stryker Corp. 2,394 895
Teleflex, Inc. 671 92
Thermo Fisher Scientific, Inc. 2,145 920
UnitedHealth Group, Inc. 3,514 1,446
Universal Health Services, Inc. Class B 264 47
Vertex Pharmaceuticals, Inc.(Æ) 355 181
Waters Corp.(Æ) 136 47
Waystar Holding Corp.(Æ) 2,403 89
West Pharmaceutical Services, Inc. 125 26
Zimmer Biomet Holdings, Inc. 692 71
Zoetis, Inc. Class A 819 128
20,138
Materials and Processing - 4.2%
Acuity, Inc. 524 128
Amcor PLC 3,543 32
AptarGroup, Inc. 1,055 158
Ball Corp.(Û) 4,854 252
Builders FirstSource, Inc.(Æ) 232 28
Copart, Inc.(Æ) 1,831 112
Crown Holdings, Inc.(Û) 3,216 310
Dow, Inc. 909 28
Ecolab, Inc. 2,287 575
Fastenal Co. 1,878 152
General Electric Co. 2,098 423
Huntsman Corp. 7,188 96
Lennox International, Inc. 364 199
Linde PLC 2,473 1,121
Louisiana-Pacific Corp. 1,448 125
LyondellBasell Industries NV Class A(Ð) 2,739 159
Masco Corp. 9,808 594
MDU Resources Group, Inc. 6,347 109
Nucor Corp. 591 70
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Packaging Corp. of America 508 94
Pool Corp. 98 29
PPG Industries, Inc. 7,835 853
Reliance, Inc.(Û) 569 164
Sherwin-Williams Co. (The) 246 87
Smurfit WestRock PLC 1,901 80
Sonoco Products Co. 651 27
Steel Dynamics, Inc. 614 80
Trane Technologies PLC 380 146
Watsco, Inc. 272 125
Westlake Corp.(Û) 1,423 131
6,487
Producer Durables - 13.6%
Alarm.com Holdings, Inc.(Æ)(Ð) 1,538 82
AMETEK, Inc. 4,824 818
Amphenol Corp. Class A 12,822 987
Automatic Data Processing, Inc.(Û) 2,232 671
Avery Dennison Corp. 259 44
C.H. Robinson Worldwide, Inc. 357 32
Canadian Pacific Kansas City, Ltd. 11,648 844
Caterpillar, Inc. 362 112
Cintas Corp. 1,041 220
CSX Corp. 1,356 38
Cummins, Inc. 2,566 754
Deere & Co. 217 101
Dover Corp. 527 90
Emerson Electric Co. 628 66
Equifax, Inc. 3,372 877
Expeditors International of Washington, Inc. 786 86
FedEx Corp. 564 119
Flowserve Corp. 6,378 289
Fortive Corp. 1,037 72
FTI Consulting, Inc.(Æ) 902 150
Gartner, Inc.(Æ) 1,748 736
General Dynamics Corp. 159 43
Gentex Corp. 16,378 357
Global Payments, Inc. 1,985 152
Graco, Inc. 3,066 250
Heico Corp. 1,367 343
Honeywell International, Inc. 331 70
Huntington Ingalls Industries, Inc. 620 143
IDEX Corp. 174 30
Illinois Tool Works, Inc.(Û) 1,187 285
Ingersoll Rand, Inc. 447 34
Insperity, Inc. 586 38
Jacobs Solutions, Inc. 1,652 205
JB Hunt Transport Services, Inc.(Û) 1,671 218
Keysight Technologies, Inc.(Æ) 443 64
L3Harris Technologies, Inc. 214 47
Landstar System, Inc.(Ð) 1,119 150
Lockheed Martin Corp.(Û) 1,154 551
ManpowerGroup, Inc. 2,383 103
MarketAxess Holdings, Inc. 153 34
Mettler-Toledo International, Inc.(Æ) 667 714
Moody's Corp. 2,252 1,020
Norfolk Southern Corp. 113 25

See accompanying notes which are an integral part of the financial statements.
38 Sustainable Aware Equity Fund
Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Northrop Grumman Corp. 1,076 523
Old Dominion Freight Line, Inc. 222 34
Otis Worldwide Corp. 4,925 474
PACCAR, Inc. 992 90
Parker-Hannifin Corp. 132 80
Paychex, Inc. 948 139
PayPal Holdings, Inc.(Æ) 559 37
Pentair PLC 731 66
Republic Services, Inc. Class A 258 65
Robert Half, Inc. 2,074 92
Rockwell Automation, Inc. 120 30
Rollins, Inc.(Ð) 5,991 342
Ryder System, Inc. 978 135
S&P Global, Inc. 1,997 999
Schneider National, Inc. Class B 3,832 82
Snap-on, Inc. 398 125
Teledyne Technologies, Inc.(Æ) 91 42
Tetra Tech, Inc. 5,044 157
Textron, Inc. 1,433 101
TransDigm Group, Inc. 1,081 1,528
Trimble Navigation, Ltd.(Æ) 468 29
TriNet Group, Inc. 795 62
Union Pacific Corp. 294 63
United Parcel Service, Inc. Class B 797 76
United Rentals, Inc. 143 90
Veralto Corp. 6,319 606
Verisk Analytics, Inc. Class A 1,302 386
W.W. Grainger, Inc. 356 365
Waste Management, Inc. 5,016 1,171
Werner Enterprises, Inc. 2,965 73
Westinghouse Air Brake Technologies Corp. 4,452 822
Zebra Technologies Corp. Class A(Æ)(Û) 315 79
21,027
Technology - 35.4%
Accenture PLC Class A 810 242
Adobe, Inc.(Æ) 1,877 704
Airbnb, Inc. Class A(Æ)(Û) 2,740 334
Akamai Technologies, Inc.(Æ) 869 70
Alkami Technology, Inc.(Æ) 1,069 28
Alphabet, Inc. Class A 8,596 1,365
Alphabet, Inc. Class C 16,623 2,674
Amdocs, Ltd. 12,115 1,073
Analog Devices, Inc. 3,399 663
Appfolio, Inc. Class A(Æ)(Ð) 444 92
Apple, Inc.(Û) 38,780 8,241
Applied Materials, Inc. 653 98
Arista Networks, Inc.(Æ) 1,320 109
ARM Holdings PLC - ADR(Æ) 4,402 502
Atlassian Corp. Class A(Æ) 821 187
Autodesk, Inc.(Æ) 3,670 1,006
Booking Holdings, Inc.(Û) 126 642
Broadcom, Inc. 7,720 1,486
Cadence Design Systems, Inc.(Æ) 341 101
Cirrus Logic, Inc.(Æ)(Û) 3,426 329
Cisco Systems, Inc. 6,078 351
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cognizant Technology Solutions Corp.
Class A 2,708 199
CommVault Systems, Inc.(Æ) 766 128
Crowdstrike Holdings, Inc. Class A(Æ) 139 60
Dropbox, Inc. Class A(Æ)(Ð) 9,839 281
Electronic Arts, Inc. 3,959 574
F5, Inc.(Æ) 269 71
Fidelity National Information Services, Inc. 432 34
Fiserv, Inc.(Æ) 601 111
Fortinet, Inc.(Æ)(Û) 5,917 614
Guidewire Software, Inc.(Æ) 647 132
Hewlett Packard Enterprise Co. 3,161 51
HP, Inc. 1,860 48
InterDigital, Inc. 373 75
International Business Machines Corp. 551 133
Intuit, Inc. 3,284 2,061
IPG Photonics Corp.(Æ)(Û) 873 52
Jabil, Inc. 359 53
Jack Henry & Associates, Inc. 184 32
Juniper Networks, Inc. 993 36
KBR, Inc. 2,475 131
KLA Corp. 40 28
Lam Research Corp. 3,321 238
Leidos Holdings, Inc. 256 38
Lyft, Inc. Class A(Æ) 11,424 142
Maplebear, Inc.(Æ)(Ð) 3,908 156
Meta Platforms, Inc. Class A(Û) 5,745 3,154
Microchip Technology, Inc. 4,380 202
Microsoft Corp.(Û) 19,675 7,777
Monolithic Power Systems, Inc. 64 38
Motorola Solutions, Inc. 212 93
MSCI, Inc. Class A(Û) 491 268
NetApp, Inc. 9,289 834
Nutanix, Inc. Class A(Æ) 6,296 433
NVIDIA Corp.(Û) 57,984 6,316
ON Semiconductor Corp.(Æ) 527 21
Oracle Corp. 5,996 844
Palantir Technologies, Inc. Class A(Æ) 670 79
Palo Alto Networks, Inc.(Æ) 446 83
Pegasystems, Inc. 1,241 114
QUALCOMM, Inc. 6,741 1,001
Rapid7, Inc.(Æ) 2,232 53
Roper Technologies, Inc. 1,185 664
Salesforce, Inc. 6,416 1,724
SAP SE - ADR 3,042 889
ServiceNow, Inc.(Æ) 1,083 1,034
Skyworks Solutions, Inc. 328 21
Super Micro Computer, Inc.(Æ) 620 20
Synopsys, Inc.(Æ) 1,947 894
TE Connectivity PLC 1,531 224
Teradata Corp.(Æ) 3,456 74
Teradyne, Inc. 250 19
Texas Instruments, Inc. 845 135
Twilio, Inc. Class A(Æ) 2,428 235
VeriSign, Inc. 1,965 554
Workday, Inc. Class A(Æ) 2,791 684
Workiva, Inc.(Æ) 973 73

See accompanying notes which are an integral part of the financial statements.
Sustainable Aware Equity Fund 39
Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Yelp, Inc. Class A(Æ) 3,536 124
Zoom Video Communications, Inc. Class
A(Æ) 4,437 344
54,797
Utilities - 1.8%
American Water Works Co., Inc. 273 40
AT&T, Inc. 7,943 220
Atmos Energy Corp. 228 37
Avista Corp. 1,945 81
California Water Service Group(Ð) 1,314 66
ConocoPhillips 2,321 207
Consolidated Edison, Inc. 821 93
Duke Energy Corp. 33 4
Edison International 433 23
Eversource Energy 528 31
Exelon Corp. 2,581 121
FirstEnergy Corp. 657 28
Gulfport Energy Corp.(Æ) 654 113
NiSource, Inc.(Û) 3,329 130
NRG Energy, Inc. 3 —
PG&E Corp. 2,472 41
Pinnacle West Capital Corp.(Û) 2,910 277
Public Service Enterprise Group, Inc.(Ð) 5,442 435
Sempra Energy 454 34
Southwest Gas Holdings, Inc.(Ð) 1,468 106
T-Mobile US, Inc. 520 128
Verizon Communications, Inc.(Û) 11,820 521
2,736
Total Common Stocks
(cost $110,213) 156,533
Short-Term Investments - 4.6%
U.S. Cash Management Fund(@) 7,165,859 (∞) 7,164
Total Short-Term Investments
(cost $7,164) 7,164
Total Investments - 105.7%
(identified cost $117,377) 163,697
Securities Sold Short - (5.8)%
Consumer Discretionary - (0.8)%
Advanced Energy Industries, Inc. (395) (38)
Archer Aviation, Inc. Class A(Æ) (1,754) (15)
Asbury Automotive Group, Inc.(Æ) (268) (58)
Atlanta Braves Holdings, Inc. Class C(Æ) (3,418) (136)
Caesars Entertainment, Inc.(Æ) (4,823) (130)
Crocs, Inc.(Æ) (1,016) (98)
Dutch Bros, Inc. Class A(Æ) (2,905) (174)
Hilton Grand Vacations, Inc.(Æ) (2,147) (72)
Joby Aviation, Inc.(Æ) (6,496) (41)
Lithia Motors, Inc. Class A (578) (169)
Tapestry, Inc. (2,401) (170)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Warner Bros. Discovery, Inc.(Æ) (14,161) (123)
(1,224)
Energy - (0.4)%
Cleanspark, Inc.(Æ) (2,214) (18)
Core Natural Resources Inc. (1,503) (108)
EQT Corp. (3,574) (177)
Patterson-UTI Energy, Inc. (15,012) (85)
Peabody Energy Corp. (3,379) (42)
Uranium Energy Corp.(Æ) (15,098) (79)
Warrior Met Coal, Inc. (1,543) (74)
(583)
Financial Services - (1.1)%
AGNC Investment Corp.(ö) (19,490) (172)
Apollo Global Management, Inc. (1,344) (183)
Arthur J Gallagher & Co. (527) (169)
BGC Group, Inc. Class A (9,901) (90)
Cboe Global Markets, Inc. (789) (175)
Global Net Lease, Inc.(ö) (10,414) (79)
HA Sustainable Infrastructure Capital, Inc. (1,270) (32)
Iron Mountain, Inc.(ö) (210) (19)
Old National Bancorp (4,651) (96)
Realty Income Corp.(ö) (3,532) (204)
Shift4 Payments, Inc. Class A(Æ) (1,768) (145)
T Rowe Price Group, Inc. (1,696) (150)
UWM Holdings Corp. (13,680) (64)
WesBanco, Inc. (3,001) (89)
(1,667)
Health Care - (0.6)%
Acadia Healthcare Co., Inc.(Æ) (2,836) (66)
Avantor, Inc.(Æ) (9,306) (121)
Avidity Biosciences, Inc.(Æ) (1,242) (41)
Axsome Therapeutics, Inc.(Æ) (982) (110)
Globus Medical, Inc. Class A(Æ) (510) (37)
Madrigal Pharmaceuticals, Inc.(Æ) (52) (17)
Neogen Corp.(Æ) (9,442) (48)
Nuvalent, Inc. Class A(Æ) (828) (64)
PROCEPT BioRobotics Corp.(Æ) (633) (34)
Protagonist Therapeutics, Inc.(Æ) (1,690) (77)
RadNet, Inc.(Æ) (1,614) (84)
Revolution Medicines, Inc.(Æ) (2,255) (91)
Rhythm Pharmaceuticals, Inc.(Æ) (387) (25)
Soleno Therapeutics, Inc.(Æ) (389) (29)
Stryker Corp. (23) (9)
Vaxcyte, Inc.(Æ) (1,110) (40)
Zimmer Biomet Holdings, Inc. (143) (15)
(908)
Materials and Processing - (0.6)%
Air Products & Chemicals, Inc. (556) (151)
Alcoa Corp. (3,946) (97)

See accompanying notes which are an integral part of the financial statements.
40 Sustainable Aware Equity Fund
Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Freeport-McMoRan, Inc. (4,765) (172)
International Paper Co. (3,096) (141)
Modine Manufacturing Co.(Æ) (336) (27)
Newmont Corp. (3,582) (189)
OPENLANE, Inc.(Æ) (7,261) (134)
VSE Corp. (503) (58)
(969)
Producer Durables - (0.9)%
Casella Waste Systems, Inc. Class A(Æ) (1,166) (137)
Dorman Products, Inc.(Æ) (924) (105)
ESCO Technologies, Inc. (416) (65)
First Advantage Corp.(Æ) (8,994) (127)
GXO Logistics, Inc.(Æ) (2,971) (108)
Howmet Aerospace, Inc. (1,415) (196)
JBT Marel Corp. (462) (49)
MARA Holdings, Inc.(Æ) (1,314) (17)
Mercury Systems, Inc.(Æ) (883) (44)
OSI Systems, Inc.(Æ) (611) (125)
RBC Bearings, Inc.(Æ) (644) (212)
S&P Global, Inc. (417) (208)
Zurn Elkay Water Solutions Corp. (1,795) (61)
(1,454)
Technology - (1.1)%
Analog Devices, Inc. (914) (178)
Cisco Systems, Inc. (2,599) (150)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (6,014) (137)
Coherent Corp.(Æ) (1,428) (92)
Gen Digital, Inc. (7,528) (195)
Impinj, Inc.(Æ) (374) (34)
IonQ, Inc.(Æ) (522) (14)
Microchip Technology, Inc. (3,045) (140)
Motorola Solutions, Inc. (345) (152)
Oracle Corp. (1,193) (168)
PAR Technology Corp.(Æ) (1,671) (98)
Progress Software Corp. (1,218) (73)
Take-Two Interactive Software, Inc.(Æ) (823) (192)
Unity Software, Inc.(Æ) (6,106) (129)
(1,752)
Utilities - (0.3)%
APA Corp. (585) (9)
Crescent Energy Co. Class A (9,936) (82)
Expand Energy Corp. (1,672) (174)
New Fortress Energy, Inc. (5,661) (31)
NextDecade Corp.(Æ) (2,514) (19)
Permian Resources Corp. (1,260) (15)
Sable Offshore Corp.(Æ) (1,738) (32)
UGI Corp. (4,910) (161)
(523)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Securities Sold Short
(proceeds $9,325) (9,080)
Other Assets and Liabilities,
Net - 0.1%
162
Net Assets - 100.0%
154,779

See accompanying notes which are an integral part of the financial statements.
Sustainable Aware Equity Fund 41
Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 24 USD 6,704 06/25 (245)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (245)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 19,472 $ — $ —
$ —
$ 19,472 12 .6
Consumer Staples 8,059 — —
—
8,059 5 .2
Energy 2,214 — —
—
2,214 1 .4
Financial Services 21,603 — —
—
21,603 13 .9
Health Care 20,138 — —
—
20,138 13 .0
Materials and Processing 6,487 — —
—
6,487 4 .2
Producer Durables 21,027 — —
—
21,027 13 .6
Technology 54,797 — —
—
54,797 35 .4
Utilities 2,736 — —
—
2,736 1 .8
Short-Term Investments — — — 7,164 7,164 4 .6
Total Investments 156,533 — — 7,164 163,697 105 .7
Securities Sold Short
*
(9,080) — —
—
(9,080) (5 .8)
Other Assets and Liabilities, Net
0 .1
100 .0
Other Financial Instruments
A
Liabilities
Futures Contracts (245) — — — (245) (0 .2)
Total Other Financial Instruments
**
$ (245) $ — $ — $ — $ (245)
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
42 Sustainable Aware Equity Fund
Russell Investment Company
Sustainable Aware Equity Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts $ 245
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (240)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ (282)
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Sustainable Aware Equity Fund 43
Russell Investment Company
Sustainable Aware Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2025 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 9,080 $ — $ 9,080
Total Financial and Derivative Liabilities
9,080 — 9,080
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 9,080 $ — $ 9,080
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 9,080 $ — $ 9,080 $ —
Total
$ 9,080 $ — $ 9,080 $ —
^      Collateral pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Aware Equity Fund
See accompanying notes which are an integral part of the financial statements.
44 Sustainable Aware Equity Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 117,377
Investments, at fair value(>) ........................................................................................................................................................
163,697
Receivables:
Dividends and interest ...................................................................................................................................................... 66
Dividends from affiliated funds ....................................................................................................................................... 28
Investments sold ............................................................................................................................................................... 117
Fund shares sold ............................................................................................................................................................... 5
From broker(a) ................................................................................................................................................................. 775
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
164,689
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 279
Fund shares redeemed ...................................................................................................................................................... 58
Accrued fees to affiliates .................................................................................................................................................. 94
Other accrued expenses .................................................................................................................................................... 154
Variation margin on futures contracts .............................................................................................................................. 245
Securities sold short, at fair value(‡) ........................................................................................................................................... 9,080
Total liabilities ...........................................................................................................................................................
9,910
Net Assets ...............................................................................................................................................................
$ 154,779

Russell Investment Company
Sustainable Aware Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Aware Equity Fund 45
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 52,928
Shares of beneficial interest .........................................................................................................................................................
37
Additional paid-in capital ............................................................................................................................................................
101,814
Net Assets ...............................................................................................................................................................
$ 154,779
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 41.96
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 44.52
Class A — Net assets ........................................................................................................................................................... $ 17,686,499
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 421,491
Net asset value per share: Class C (#) .......................................................................................................................................... $ 39.37
Class C — Net assets ........................................................................................................................................................... $ 18,188,608
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 461,981
Net asset value per share: Class S (#) .......................................................................................................................................... $ 42.26
Class S — Net assets ............................................................................................................................................................ $ 109,170,498
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 2,583,105
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 42.12
Class Y — Net assets ........................................................................................................................................................... $ 9,733,646
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 231,105
Amounts in thousands
(‡)     Proceeds on securities sold short $ 9,325
(>)     Investments in affiliates, U.S. Cash Management Fund $ 7,164
(a)   Receivable from Broker for Futures $ 775
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Sustainable Aware Equity Fund
See accompanying notes which are an integral part of the financial statements.
46 Sustainable Aware Equity Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,314
Dividends from affiliated funds ....................................................................................................................................... 177
Interest .............................................................................................................................................................................. 9
Total investment income ..............................................................................................................................................................
1,500
Expenses
Advisory fees ................................................................................................................................................................... 467
Administrative fees .......................................................................................................................................................... 41
Custodian fees .................................................................................................................................................................. 58
Distribution fees - Class A ............................................................................................................................................... 23
Distribution fees - Class C ............................................................................................................................................... 75
Transfer agent fees - Class A ........................................................................................................................................... 19
Transfer agent fees - Class C ........................................................................................................................................... 20
Transfer agent fees - Class S ............................................................................................................................................ 121
Professional fees .............................................................................................................................................................. 39
Registration fees ............................................................................................................................................................... 31
Shareholder servicing fees - Class C ............................................................................................................................... 25
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ..................................................................................................................................................................... 10
Dividends from securities sold short ................................................................................................................................ 104
Interest expense paid on securities sold short .................................................................................................................. 44
Miscellaneous .................................................................................................................................................................. 16
Expenses before reductions .............................................................................................................................................. 1,098
Expense reductions .......................................................................................................................................................... (123)
Net expenses ................................................................................................................................................................................
975
Net investment income (loss) .......................................................................................................................................................
525
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 11,672
Futures contracts .............................................................................................................................................................. (240)
Securities sold short ......................................................................................................................................................... (343)
Net realized gain (loss) ................................................................................................................................................................
11,089
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (16,597)
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (282)
Securities sold short ......................................................................................................................................................... 843
Net change in unrealized appreciation (depreciation) ................................................................................................................. (16,037)
Net realized and unrealized gain (loss) ........................................................................................................................................ (4,948)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (4,423)

Russell Investment Company
Sustainable Aware Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Aware Equity Fund 47
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 525 $ 809
Net realized gain (loss) ....................................................................................................................... 11,089 21,283
Net change in unrealized appreciation (depreciation) ........................................................................ (16,037) 25,047
Net increase (decrease) in net assets from operations .............................................................................. (4,423) 47,139
Distributions
To shareholders
Class A .......................................................................................................................................... (2,356) (1,149)
Class C .......................................................................................................................................... (2,619) (1,385)
Class S .......................................................................................................................................... (15,867) (8,682)
Class Y .......................................................................................................................................... (1,240) (607)
Net decrease in net assets from distributions ............................................................................................ (22,082) (11,823)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (600) (21,228)
Total Net Increase (Decrease) in Net Assets ........................................................................
(27,105) 14,088
Net Assets
Beginning of period .................................................................................................................................. 181,884 167,796
End of period .............................................................................................................................................
$ 154,779 $ 181,884

Russell Investment Company
Sustainable Aware Equity Fund
See accompanying notes which are an integral part of the financial statements.
48 Sustainable Aware Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 13 $ 577 23 $ 1,084
Proceeds from reinvestment of distributions 53 2,314 26 1,135
Payments for shares redeemed (35) (1,556) (58) (2,656)
Net increase (decrease)
31 1,335 (9) (437)
Class C
Proceeds from shares sold 2 73 5 230
Proceeds from reinvestment of distributions 63 2,615 34 1,385
Payments for shares redeemed (47) (1,977) (84) (3,696)
Net increase (decrease)
18 711 (45) (2,081)
Class S
Proceeds from shares sold 23 1,002 70 3,174
Proceeds from reinvestment of distributions 347 15,310 195 8,458
Payments for shares redeemed (445) (20,352) (651) (30,082)
Net increase (decrease)
(75) (4,040) (386) (18,450)
Class Y
Proceeds from shares sold 6 238 1 40
Proceeds from reinvestment of distributions 28 1,240 14 607
Payments for shares redeemed (2) (84) (20) (907)
Net increase (decrease)
32 1,394 (5) (260)
Total increase (decrease)
6 $ (600) (445) $ (21,228)

See accompanying notes which are an integral part of the financial statements.
50 Sustainable Aware Equity Fund
Russell Investment Company
Sustainable Aware Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)( Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2025* 49.36 .10 (1.37) (1.27) (.29) (5.84)
October 31, 2024 40.66 .13 11.51 11.64 (.09) (2.85)
October 31, 2023 43.52 .16 1.83 1.99 (.15) (4.70)
October 31, 2022 59.98 .11 (4.92) (4.81) (.09) (11.56)
October 31, 2021 51.21 .11 16.63 16.74 (.33) (7.64)
October 31, 2020 54.96 .25 2.34 2.59 (.25) (6.09)
Class C
April 30, 2025* 46.68 (.06) (1.28) (1.34) (.13) (5.84)
October 31, 2024 38.80 (.20) 10.94 10.74 (.01) (2.85)
October 31, 2023 41.89 (.15) 1.76 1.61 — (4.70)
October 31, 2022 58.42 (.24) (4.73) (4.97) — (11.56)
October 31, 2021 50.27 (.29) 16.27 15.98 (.19) (7.64)
October 31, 2020 54.23 (.13) 2.30 2.17 (.04) (6.09)
Class S
April 30, 2025* 49.67 .17 (1.38) (1.21) (.36) (5.84)
October 31, 2024 40.82 .27 11.56 11.83 (.13) (2.85)
October 31, 2023 43.66 .28 1.83 2.11 (.25) (4.70)
October 31, 2022 60.11 .25 (4.93) (4.68) (.21) (11.56)
October 31, 2021 51.29 .28 16.65 16.93 (.47) (7.64)
October 31, 2020 55.06 .39 2.33 2.72 (.40) (6.09)
Class Y
April 30, 2025* 49.52 .21 (1.37) (1.16) (.40) (5.84)
October 31, 2024 40.66 .34 11.51 11.85 (.14) (2.85)
October 31, 2023 43.51 .35 1.82 2.17 (.32) (4.70)
October 31, 2022 59.95 .33 (4.92) (4.59) (.29) (11.56)
October 31, 2021 51.18 .37 16.60 16.97 (.56) (7.64)
October 31, 2020 54.95 .33 2.47 2.80 (.48) (6.09)

See accompanying notes which are an integral part of the financial statements.
Sustainable Aware Equity Fund 51
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)(∆)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(6.13) 41.96 (3.08) 17,686 1.41 1.29 .46 39
(2.94) 49.36 29.62 19,252 1.49 1.39 .29 74
(4.85) 40.66 5.09 16,229 1.45 1.36 .38 68
(11.65) 43.52 (10.28) 18,283 1.37 1.29 .24 129
(7.97) 59.98 35.97 24,380 1.33 1.28 .21 131
(6.34) 51.21 4.75 19,682 1.42 1.38 .48 90
(5.97) 39.37 (3.46) 18,189 2.16 2.04 (.28) 39
(2.86) 46.68 28.67 20,744 2.24 2.14 (.46) 74
(4.70) 38.80 4.28 18,994 2.20 2.11 (.37) 68
(11.56) 41.89 (10.94) 22,260 2.12 2.04 (.52) 129
(7.83) 58.42 34.97 31,130 2.08 2.03 (.54) 131
(6.13) 50.27 3.96 26,788 2.17 2.13 (.27) 90
(6.20) 42.26 (2.96) 109,170 1.16 1.00 .77 39
(2.98) 49.67 30.01 132,043 1.24 1.10 .58 74
(4.95) 40.82 5.37 124,288 1.20 1.07 .67 68
(11.77) 43.66 (10.00) 165,484 1.12 1.00 .53 129
(8.11) 60.11 36.37 225,751 1.08 .99 .50 131
(6.49) 51.29 5.03 201,214 1.17 1.09 .77 90
(6.24) 42.12 (2.86) 9,734 .96 .84 .91 39
(2.99) 49.52 30.22 9,845 1.04 .94 .74 74
(5.02) 40.66 5.54 8,285 1.01 .92 .83 68
(11.85) 43.51 (9.86) 8,066 .92 .84 .69 129
(8.20) 59.95 36.57 11,331 .88 .83 .66 131
(6.57) 51.18 5.21 10,941 .90 .87 .64 90

Russell Investment Company
Sustainable Aware Equity Fund
See accompanying notes which are an integral part of the financial statements.
52 Sustainable Aware Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 202 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 49,988
Administrative fees 5,982
Distribution fees 14,495
Shareholder servicing fees 3,657
Transfer agent fees 19,861
Trustees' fees 436
$ 94,419
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 5,531 $ 28,175 $ 26,541 $ — $ (1) $ 7,164 $ 177 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1 1 1, 917 , 960 $ 48, 407 , 711 $ ( 5 , 952 , 832 ) $ 42, 454 , 879

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 53
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.2%
Consumer Discretionary - 14.9%
Abercrombie & Fitch Co. Class A(Æ) 38,564 2,677
Amazon.com, Inc.(Æ) 572,394 105,561
Axon Enterprise, Inc.(Æ) 4,218 2,587
Boot Barn Holdings, Inc.(Æ)(Ð) 9,654 1,007
Central Garden & Pet Co. Class A(Æ) 6,209 184
Chipotle Mexican Grill, Inc. Class A(Æ) 404,104 20,415
Columbia Sportswear Co. 33,479 2,081
Comcast Corp. Class A 314,237 10,747
Costco Wholesale Corp. 27,645 27,493
Coupang, Inc.(Æ) 439,057 10,261
Deckers Outdoor Corp.(Æ)(Ð) 43,505 4,822
Dick's Sporting Goods, Inc. 15,816 2,969
Dollar General Corp.(Ð) 170,034 15,930
Domino's Pizza, Inc.(Û) 5,916 2,901
DR Horton, Inc. 31,879 4,028
eBay, Inc. 52,713 3,593
Expedia Group, Inc. 7,150 1,122
FactSet Research Systems, Inc. 8,199 3,544
Garmin, Ltd.(Û) 50,311 9,402
General Motors Co. 224,046 10,136
Home Depot, Inc. (The) 27,830 10,032
Hubbell, Inc. Class B 10,855 3,942
Lear Corp. 51,541 4,420
Leonardo DRS, Inc. 34,540 1,277
Life Time Group Holdings, Inc.(Æ) 58,644 1,798
Live Nation Entertainment, Inc.(Æ) 51,030 6,759
Lowe's Cos., Inc. 58,153 13,001
Marriott International, Inc. Class A 20,445 4,878
McDonald's Corp. 40,667 12,999
Meritage Homes Corp. 25,652 1,748
Netflix, Inc. Class B(Æ) 8,475 9,591
NVR, Inc.(Æ)(Û) 1,299 9,256
O'Reilly Automotive, Inc.(Æ) 16,861 23,862
PriceSmart, Inc. 1,350 137
PulteGroup, Inc. 36,749 3,770
Ross Stores, Inc. 29,197 4,058
Royal Caribbean Cruises, Ltd. 12,104 2,601
Skechers USA, Inc. Class A(Æ) 53,438 2,566
Target Corp.(Û) 89,262 8,632
Tesla, Inc.(Æ) 69,576 19,632
Texas Roadhouse, Inc. Class A 17,096 2,837
TJX Cos., Inc. (The) 44,579 5,736
Tractor Supply Co.(Ð) 150,547 7,621
TripAdvisor, Inc.(Æ) 42,905 534
Ulta Beauty, Inc.(Æ) 4,154 1,643
Walmart, Inc. 204,442 19,882
Walt Disney Co. (The) 37,931 3,450
Williams-Sonoma, Inc. 17,461 2,697
Wingstop, Inc. 26,542 7,004
437,823
Consumer Staples - 4.8%
Altria Group, Inc. 102,876 6,085
Ambev SA - ADR 1,571,671 3,976
Archer-Daniels-Midland Co. 138,194 6,599
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Church & Dwight Co., Inc. 29,021 2,883
Coca-Cola Co. (The) 94,469 6,854
Colgate-Palmolive Co. 43,679 4,027
Conagra Brands, Inc. 322,239 7,962
CVS Health Corp. 276,325 18,434
Estee Lauder Cos., Inc. (The) Class A 53,470 3,206
Hershey Co. (The) 21,854 3,654
Kenvue, Inc. 64,769 1,529
Kimberly-Clark Corp. 36,560 4,818
Kroger Co. (The) 258,063 18,635
Lancaster Colony Corp. 1,352 220
Mondelez International, Inc. Class A 72,070 4,910
Monster Beverage Corp.(Æ) 181,043 10,884
PepsiCo, Inc. 33,233 4,506
Philip Morris International, Inc. 37,170 6,369
Pilgrim's Pride Corp.(Û) 63,719 3,478
Procter & Gamble Co. (The) 59,767 9,716
Tyson Foods, Inc. Class A(Û) 216,351 13,249
141,994
Energy - 3.6%
Baker Hughes Co. 284,467 10,070
BP PLC - ADR 131,854 3,621
Canadian Natural Resources, Ltd. 185,054 5,309
Chevron Corp. 49,508 6,736
Coterra Energy, Inc. 128,158 3,147
Devon Energy Corp. 60,136 1,829
Eaton Corp. PLC 42,723 12,576
EOG Resources, Inc.(Û) 62,786 6,927
Exxon Mobil Corp. 196,844 20,793
Halliburton Co.(Û) 80,475 1,595
Kinder Morgan, Inc. 149,505 3,932
Marathon Petroleum Corp. 25,863 3,554
Phillips 66(Û) 67,727 7,048
Schlumberger NV 78,099 2,597
Shell PLC - ADR 80,090 5,164
Valero Energy Corp. 50,337 5,844
Williams Cos., Inc. (The) 63,469 3,717
World Kinect Corp. 9,020 226
104,685
Financial Services - 13.8%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust 95,950 10,171
Affiliated Managers Group, Inc. 17,613 2,917
Aflac, Inc. 40,232 4,372
Allstate Corp. (The) 21,924 4,350
Ally Financial, Inc. 215,971 7,054
American Express Co. 49,252 13,121
Ameriprise Financial, Inc. 15,282 7,198
Annaly Capital Management, Inc.(ö) 368,266 7,218
Apollo Global Management, Inc. 36,860 5,031
Arthur J Gallagher & Co. 28,131 9,021
Axis Capital Holdings, Ltd. 29,398 2,832
Bank of America Corp. 376,396 15,011
Bank of New York Mellon Corp. (The) 37,206 2,992
BlackRock, Inc. 4,391 4,015

See accompanying notes which are an integral part of the financial statements.
54 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BOK Financial Corp. 11,834 1,103
Bread Financial Holdings, Inc. 52,497 2,491
Brighthouse Financial, Inc.(Æ) 41,253 2,402
Camden Property Trust(ö)(Û) 61,968 7,052
Carlyle Group, Inc. (The) 193,557 7,479
Cboe Global Markets, Inc. 3,111 690
CBRE Group, Inc. Class A(Æ) 27,980 3,419
Chubb, Ltd. 16,153 4,621
Cincinnati Financial Corp. 29,287 4,077
Citigroup, Inc. 264,170 18,064
CNA Financial Corp. 12,800 616
Corebridge Financial, Inc. 242,304 7,179
Cullen/Frost Bankers, Inc.(Ð)(Û) 24,401 2,842
Enact Holdings, Inc. 2,875 103
Equinix, Inc.(ö) 4,445 3,826
Essex Property Trust, Inc.(ö)(Û) 24,531 6,848
Federated Hermes, Inc. Class B 15,920 647
First American Financial Corp. 52,281 3,179
First Industrial Realty Trust, Inc.(ö) 11,650 554
Gaming and Leisure Properties, Inc.(ö) 19,735 945
Globe Life, Inc. 44,350 5,470
Goldman Sachs Group, Inc. (The) 8,011 4,386
Hanover Insurance Group, Inc. (The) 17,975 2,986
Hartford Financial Services Group, Inc.
(The) 32,846 4,029
Hilltop Holdings, Inc. 1,940 57
Host Hotels & Resorts, Inc.(ö) 218,256 3,082
Houlihan Lokey, Inc. Class A(Û) 2,672 433
Howard Hughes Holdings, Inc.(Æ)(Ð) 57,273 3,810
Interactive Brokers Group, Inc. Class A(Û) 50,133 8,615
Intercontinental Exchange, Inc. 11,239 1,888
InvenTrust Properties Corp.(ö) 7,440 207
JPMorgan Chase & Co. 80,076 19,588
M&T Bank Corp. 22,517 3,822
Marsh & McLennan Cos., Inc. 15,630 3,524
MasterCard, Inc. Class A 86,976 47,668
Mercury General Corp. 1,828 101
Morgan Stanley 76,931 8,879
NU Holdings, Ltd. Class A(Æ) 40,641 505
PNC Financial Services Group, Inc. (The) 23,764 3,819
Popular, Inc. 38,507 3,674
Progressive Corp. (The) 24,605 6,932
Prologis, Inc.(ö) 26,515 2,710
Public Storage(ö) 5,005 1,504
Raymond James Financial, Inc. 21,079 2,889
Reinsurance Group of America, Inc. Class A 32,009 5,996
RLI Corp.(Ð) 21,588 1,598
SEI Investments Co. 7,200 564
Selective Insurance Group, Inc. 19,645 1,714
Synchrony Financial(Û) 157,520 8,183
Synovus Financial Corp.(Û) 35,020 1,517
Travelers Cos., Inc. (The)(Û) 73,772 19,485
US Bancorp 151,325 6,104
Visa, Inc. Class A 45,408 15,688
W.R. Berkley Corp. 55,497 3,979
Wells Fargo & Co. 259,073 18,397
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Willis Towers Watson PLC 21,730 6,688
403,931
Health Care - 11.7%
Abbott Laboratories 47,238 6,176
AbbVie, Inc. 79,080 15,428
Acadia Pharmaceuticals, Inc.(Æ)(Ð) 100,956 1,474
Agilent Technologies, Inc. 89,459 9,626
Align Technology, Inc.(Æ) 35,180 6,097
Alnylam Pharmaceuticals, Inc.(Æ)(Û) 9,880 2,601
Amgen, Inc.(Û) 15,185 4,418
AstraZeneca PLC - ADR 41,645 2,990
Blueprint Medicines Corp.(Æ) 27,078 2,423
Boston Scientific Corp.(Æ) 49,234 5,065
Bristol-Myers Squibb Co. 54,853 2,754
Centene Corp.(Æ) 60,559 3,624
Cigna Group (The) 12,575 4,276
Corcept Therapeutics, Inc.(Æ) 45,087 3,241
Danaher Corp. 18,608 3,709
Edwards Lifesciences Corp.(Æ) 215,102 16,238
Elevance Health, Inc. 29,636 12,464
Eli Lilly & Co. 21,849 19,641
Encompass Health Corp. 43,823 5,127
Exelixis, Inc.(Æ) 62,263 2,438
GE HealthCare Technologies, Inc.(Ð) 97,165 6,834
Genmab A/S - ADR(Æ) 138,075 2,920
Gilead Sciences, Inc. 42,941 4,575
GSK PLC - ADR 148,254 5,908
HCA Healthcare, Inc. 6,606 2,280
Humana, Inc. 22,092 5,793
Icon PLC(Æ) 29,125 4,411
IDEXX Laboratories, Inc.(Æ) 35,997 15,574
Illumina, Inc.(Æ) 32,967 2,558
Incyte Corp.(Æ) 104,517 6,549
Intuitive Surgical, Inc.(Æ) 8,783 4,530
Jazz Pharmaceuticals PLC(Æ) 32,781 3,834
Johnson & Johnson 87,739 13,714
LifeStance Health Group, Inc.(Æ) 21,000 138
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ð) 2,388 262
McKesson Corp.(Ð) 12,769 9,102
Medpace Holdings, Inc.(Æ)(Ð) 7,083 2,184
Medtronic PLC 134,406 11,392
Merck & Co., Inc. 70,486 6,005
Moderna, Inc.(Æ)(Ð) 31,590 902
Molina Healthcare, Inc.(Æ) 1 —
Natera, Inc.(Æ) 26,327 3,974
Organon & Co. 133,307 1,724
Pfizer, Inc. 302,875 7,393
QIAGEN NV(Æ) 94,802 4,053
Regeneron Pharmaceuticals, Inc.(Û) 21,209 12,699
Royalty Pharma PLC Class A 107,479 3,527
Sanofi SA - ADR 71,325 3,919
Sarepta Therapeutics, Inc.(Æ) 34,676 2,164
Stryker Corp. 34,234 12,801
Thermo Fisher Scientific, Inc. 4,399 1,887
UnitedHealth Group, Inc. 63,476 26,117
Veeva Systems, Inc. Class A(Æ) 24,812 5,798

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 55
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vertex Pharmaceuticals, Inc.(Æ) 18,277 9,312
Viatris, Inc. 343,776 2,895
Waystar Holding Corp.(Æ) 6,480 241
West Pharmaceutical Services, Inc. 13,398 2,831
Zoetis, Inc. Class A 22,096 3,456
344,066
Materials and Processing - 5.1%
Boise Cascade Co. 11,636 1,085
Builders FirstSource, Inc.(Æ)(Û) 14,179 1,696
Carrier Global Corp. 60,894 3,808
Celanese Corp. Class A 111,502 4,963
Commercial Metals Co. 20,440 910
Copart, Inc.(Æ) 284,773 17,380
CRH PLC 41,967 4,004
Crown Holdings, Inc.(Û) 129,571 12,482
DuPont de Nemours, Inc.(Û) 14,406 951
Ecolab, Inc. 13,335 3,353
Fastenal Co. 56,173 4,548
FMC Corp. 191,069 8,010
Freeport-McMoRan, Inc. 127,324 4,587
General Electric Co. 15,984 3,221
Huntsman Corp. 164,051 2,184
Lennox International, Inc.(Û) 13,807 7,549
Linde PLC 24,143 10,942
Louisiana-Pacific Corp. 48,236 4,163
LyondellBasell Industries NV Class A(Ð)
(Û) 33,962 1,977
Martin Marietta Materials, Inc. 11,686 6,123
Masco Corp.(Û) 3,399 206
MDU Resources Group, Inc.(Û) 6,650 114
Nucor Corp. 27,373 3,268
Packaging Corp. of America 23,714 4,402
Reliance, Inc.(Û) 5,153 1,485
Sherwin-Williams Co. (The) 9,896 3,493
Southern Copper Corp.(Ð) 67,569 6,049
Trane Technologies PLC 26,159 10,027
Vulcan Materials Co. 33,903 8,894
Watsco, Inc.(Ð) 8,007 3,682
Westlake Corp.(Û) 39,339 3,636
149,192
Producer Durables - 8.3%
3M Co. 12,131 1,685
Ametek, Inc. 19,961 3,385
Amphenol Corp. Class A 64,336 4,951
ArcBest Corp. 14,148 828
Automatic Data Processing, Inc. 14,489 4,355
Brady Corp. Class A 1,310 92
Caterpillar, Inc. 10,473 3,239
Cintas Corp. 22,620 4,788
Comfort Systems USA, Inc. 15,378 6,114
CSX Corp. 143,383 4,025
Cummins, Inc. 12,217 3,590
Deere & Co. 14,406 6,678
Delta Air Lines, Inc. 121,420 5,055
Donaldson Co., Inc. 57,841 3,802
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dover Corp. 18,776 3,204
EMCOR Group, Inc.(Û) 18,093 7,250
Expeditors International of Washington, Inc.
(Û) 43,756 4,809
FedEx Corp. 29,498 6,204
Fortive Corp. 45,194 3,150
FTI Consulting, Inc.(Æ)(Û) 27,552 4,581
General Dynamics Corp. 14,669 3,992
Global Payments, Inc. 152,564 11,642
Graco, Inc.(Ð)(Û) 42,636 3,480
Howmet Aerospace, Inc. 51,129 7,085
Hub Group, Inc. Class A 1,220 39
Huntington Ingalls Industries, Inc. 35,081 8,081
Illinois Tool Works, Inc.(Û) 6,542 1,569
Insperity, Inc. 24,684 1,605
JB Hunt Transport Services, Inc.(Û) 69,163 9,031
Knight-Swift Transportation Holdings, Inc. 44,400 1,739
Landstar System, Inc.(Ð) 28,545 3,829
Magna International, Inc. Class A 76,544 2,661
ManpowerGroup, Inc. 43,753 1,884
MasTec, Inc.(Æ)(Û) 19,707 2,509
Mettler-Toledo International, Inc.(Æ) 616 659
Northrop Grumman Corp. 15,354 7,470
Old Dominion Freight Line, Inc. 8,677 1,330
Otis Worldwide Corp.(Û) 42,658 4,107
PACCAR, Inc. 33,767 3,046
Parker-Hannifin Corp. 5,510 3,334
Paychex, Inc. 25,517 3,754
Pentair PLC 39,791 3,610
Powell Industries, Inc.(Ð) 2,966 543
Primoris Services Corp. 22,390 1,343
Regal Rexnord Corp. 35,715 3,780
Republic Services, Inc. Class A 14,242 3,571
Robert Half, Inc.(Û) 47,869 2,121
Rollins, Inc.(Û) 162,407 9,278
Ryder System, Inc. 19,459 2,679
S&P Global, Inc. 6,951 3,476
Schneider National, Inc. Class B(Ð) 68,200 1,466
Scotts Miracle-Gro Co. (The) Class A 51,500 2,595
Snap-on, Inc. 11,420 3,584
Tetra Tech, Inc.(Û) 97,760 3,049
Trade Desk, Inc. (The) Class A(Æ) 70,583 3,785
TransUnion 106,642 8,847
TriNet Group, Inc.(Û) 30,080 2,356
United Parcel Service, Inc. Class B 23,115 2,203
United Rentals, Inc. 5,002 3,159
Vontier Corp. 121,707 3,871
W.W. Grainger, Inc. 3,590 3,677
Waste Management, Inc. 14,696 3,429
Werner Enterprises, Inc. 9,820 242
XPO, Inc.(Æ) 19,091 2,026
Xylem, Inc. 28,911 3,486
242,807
Technology - 35.6%
Accenture PLC Class A 16,519 4,942
Adobe, Inc.(Æ)(Û) 44,728 16,772

See accompanying notes which are an integral part of the financial statements.
56 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alkami Technology, Inc.(Æ) 13,892 371
Alphabet, Inc. Class A 288,366 45,793
Alphabet, Inc. Class C(Û) 121,887 19,610
Amkor Technology, Inc.(Û) 79,288 1,384
Appfolio, Inc. Class A(Æ)(Ð) 9,274 1,915
Apple, Inc.(Û) 841,510 178,821
Applied Materials, Inc. 10,245 1,544
AppLovin Corp. Class A(Æ) 8,518 2,294
Arista Networks, Inc.(Æ)(Û) 154,471 12,708
Asana, Inc. Class A(Æ) 35,200 568
ASML Holding NV Class G 2,183 1,458
Atlassian Corp. Class A(Æ) 36,253 8,277
Blackbaud, Inc.(Æ)(Ð) 6,880 417
Booking Holdings, Inc.(Û) 3,057 15,589
Broadcom, Inc. 259,784 50,001
Cadence Design Systems, Inc.(Æ) 9,454 2,815
CDW Corp. 9,569 1,536
Cirrus Logic, Inc.(Æ)(Û) 31,659 3,041
Cisco Systems, Inc. 152,219 8,788
Cognizant Technology Solutions Corp.
Class A 51,333 3,777
Datadog, Inc. Class A(Æ) 83,316 8,512
DigitalOcean Holdings, Inc.(Æ)(Ð) 40,364 1,247
DoorDash, Inc. Class A(Æ) 17,401 3,356
Dropbox, Inc. Class A(Æ)(Ð) 263,456 7,522
EPAM Systems, Inc.(Æ) 31,657 4,967
Fiserv, Inc.(Æ) 24,819 4,581
Hewlett Packard Enterprise Co. 92,845 1,506
HP, Inc. 110,231 2,819
International Business Machines Corp. 18,650 4,510
Intuit, Inc. 36,837 23,114
IPG Photonics Corp.(Æ) 13,447 805
Jabil, Inc.(Û) 47,380 6,944
KBR, Inc.(Û) 95,115 5,023
Lam Research Corp.(Û) 231,184 16,569
Life360, Inc.(Æ) 4,320 185
Lyft, Inc. Class A(Æ) 332,091 4,118
Manhattan Associates, Inc.(Æ) 26,834 4,760
Marqeta, Inc. Class A(Æ) 21,800 91
Match Group, Inc. 164,180 4,870
Meta Platforms, Inc. Class A(Û) 140,443 77,103
Micron Technology, Inc. 65,393 5,032
Microsoft Corp. 455,243 179,939
Monolithic Power Systems, Inc. 4,760 2,823
Motorola Solutions, Inc. 10,616 4,675
MSCI, Inc. Class A(Û) 5,378 2,932
NCR Atleos Corp.(Æ)(Ð) 36,647 1,023
NetApp, Inc. 30,848 2,769
NVIDIA Corp.(Û) 1,218,008 132,665
NXP Semiconductors NV 40,657 7,493
ON Semiconductor Corp.(Æ) 126,325 5,015
Oracle Corp. 38,850 5,467
Palantir Technologies, Inc. Class A(Æ) 35,040 4,150
Palo Alto Networks, Inc.(Æ) 52,610 9,834
Pegasystems, Inc. 48,168 4,435
Playtika Holding Corp. 42,235 223
QUALCOMM, Inc. 22,285 3,308
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Rapid7, Inc.(Æ) 39,640 936
RingCentral, Inc. Class A(Æ) 64,692 1,650
Roblox Corp. Class A(Æ)(Û) 108,784 7,294
Roku, Inc.(Æ) 70,035 4,775
Roper Technologies, Inc. 4,256 2,384
Salesforce, Inc. 76,369 20,521
Semtech Corp.(Æ)(Ð)(Û) 12,821 401
ServiceNow, Inc.(Æ) 17,249 16,473
Spotify Technology SA(Æ)(Û) 12,955 7,954
Synopsys, Inc.(Æ) 4,434 2,035
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 17,074 2,846
Teradata Corp.(Æ) 64,190 1,380
Teradyne, Inc.(Ð) 46,318 3,437
Texas Instruments, Inc. 24,118 3,860
Tyler Technologies, Inc.(Æ) 13,823 7,510
Uber Technologies, Inc.(Æ) 106,503 8,628
Ubiquiti, Inc.(Û) 2,971 970
UiPath, Inc. Class A(Æ) 370,320 4,422
VeriSign, Inc. 32,339 9,123
Workiva, Inc.(Æ) 3,850 290
1,043,695
Utilities - 3.4%
AT&T, Inc. 750,055 20,777
Comstock Resources, Inc.(Æ) 23,439 428
ConocoPhillips 78,988 7,039
Constellation Energy Corp. 14,051 3,140
Edison International 73,963 3,958
Entergy Corp. 32,940 2,740
Exelon Corp. 83,271 3,905
FirstEnergy Corp. 125,256 5,371
Gulfport Energy Corp.(Æ) 3,951 682
NextEra Energy, Inc. 131,092 8,767
NRG Energy, Inc. 71,315 7,815
PG&E Corp. 338,155 5,586
Pinnacle West Capital Corp.(Û) 21,789 2,074
Sempra Energy 65,741 4,883
Southern Co. (The) 64,233 5,902
T-Mobile US, Inc. 17,061 4,213
Verizon Communications, Inc. 119,618 5,270
Xcel Energy, Inc. 86,774 6,135
98,685
Total Common Stocks
(cost $2,050,940) 2,966,878
Short-Term Investments - 3.6%
U.S. Cash Management Fund(@) 105,938,273 (∞) 105,906
Total Short-Term Investments
(cost $105,911) 105,906
Total Investments - 104.8%
(identified cost $2,156,851) 3,072,784

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 57
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Securities Sold Short - (5.0)%
Consumer Discretionary - (0.8)%
Advanced Energy Industries, Inc. (2,457) (239)
Asbury Automotive Group, Inc.(Æ) (7,010) (1,529)
Atlanta Braves Holdings, Inc. Class C(Æ) (32,544) (1,297)
Charter Communications, Inc. Class A(Æ) (6,390) (2,504)
Dutch Bros, Inc. Class A(Æ) (48,139) (2,876)
Hilton Grand Vacations, Inc.(Æ) (63,269) (2,128)
Joby Aviation, Inc.(Æ) (174,871) (1,102)
Liberty Media Corp. Class C(Æ) (11,305) (808)
Lithia Motors, Inc. Class A (8,426) (2,467)
Planet Fitness, Inc. Class A(Æ) (26,022) (2,462)
Somnigroup International, Inc. (40,406) (2,467)
Warner Bros. Discovery, Inc.(Æ) (316,108) (2,741)
(22,620)
Consumer Staples - (0.1)%
Celsius Holdings, Inc.(Æ) (930) (33)
Grocery Outlet Holding Corp.(Æ) (143,655) (2,412)
Simply Good Foods Co. (The)(Æ) (22,992) (830)
Warby Parker, Inc. Class A(Æ) (41,481) (685)
(3,960)
Energy - (0.3)%
First Solar, Inc.(Æ) (20,208) (2,543)
Kodiak Gas Services, Inc. (35,062) (1,192)
Patterson-UTI Energy, Inc. (68,087) (384)
Uranium Energy Corp.(Æ) (235,555) (1,237)
Warrior Met Coal, Inc. (53,018) (2,535)
(7,891)
Financial Services - (0.7)%
AGNC Investment Corp.(ö) (56,523) (499)
Apollo Global Management, Inc. (23,002) (3,139)
Axos Financial, Inc.(Æ) (22,493) (1,428)
BGC Group, Inc. Class A (172,431) (1,562)
HA Sustainable Infrastructure Capital, Inc. (78,854) (1,970)
Independence Realty Trust, Inc.(ö) (41,740) (811)
LPL Financial Holdings, Inc. (8,088) (2,587)
Old National Bancorp (137,317) (2,827)
Shift4 Payments, Inc. Class A(Æ) (32,205) (2,634)
SoFi Technologies, Inc.(Æ) (14,739) (185)
UWM Holdings Corp. (302,357) (1,421)
(19,063)
Health Care - (0.6)%
Acadia Healthcare Co., Inc.(Æ) (98,963) (2,316)
Agios Pharmaceuticals, Inc.(Æ) (42,461) (1,261)
Avantor, Inc.(Æ) (33,328) (433)
Avidity Biosciences, Inc.(Æ) (23,299) (761)
Axsome Therapeutics, Inc.(Æ) (6,707) (753)
Azenta, Inc.(Æ) (37,025) (975)
Crinetics Pharmaceuticals, Inc.(Æ) (46,421) (1,550)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Globus Medical, Inc. Class A(Æ) (4,408) (316)
HealthEquity, Inc.(Æ) (9,201) (789)
Immunovant, Inc.(Æ) (6,840) (110)
Insmed, Inc.(Æ) (19,440) (1,400)
Neogen Corp.(Æ) (159,650) (806)
PROCEPT BioRobotics Corp.(Æ) (24,576) (1,327)
Protagonist Therapeutics, Inc.(Æ) (11,069) (507)
RadNet, Inc.(Æ) (36,720) (1,923)
Revolution Medicines, Inc.(Æ) (41,495) (1,675)
Tarsus Pharmaceuticals, Inc.(Æ) (8,700) (452)
Vaxcyte, Inc.(Æ) (33,472) (1,200)
(18,554)
Materials and Processing - (0.0)%
Alcoa Corp. (26,000) (638)
Cleveland-Cliffs, Inc.(Æ) (30,514) (251)
(889)
Producer Durables - (1.1)%
AeroVironment, Inc.(Æ) (13,675) (2,072)
Alight, Inc. Class A (407,838) (2,084)
Bloom Energy Corp. Class A(Æ) (23,217) (425)
Casella Waste Systems, Inc. Class A(Æ) (25,367) (2,979)
First Advantage Corp.(Æ) (151,247) (2,133)
H&R Block, Inc. (5,540) (335)
Howmet Aerospace, Inc. (24,456) (3,389)
JBT Marel Corp. (17,800) (1,874)
Loar Holdings, Inc.(Æ) (37,654) (3,561)
Mercury Systems, Inc.(Æ) (26,604) (1,330)
Mirion Technologies, Inc.(Æ) (122,142) (1,927)
OSI Systems, Inc.(Æ) (16,085) (3,293)
RBC Bearings, Inc.(Æ) (7,880) (2,589)
Tidewater, Inc.(Æ) (29,830) (1,080)
Vertiv Holdings Co. Class A (32,528) (2,777)
Willscot Holdings Corp. (62,523) (1,571)
Zurn Elkay Water Solutions Corp. (1,619) (55)
(33,474)
Technology - (1.1)%
Advanced Micro Devices, Inc.(Æ) (6,058) (590)
Analog Devices, Inc. (15,111) (2,945)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (101,069) (2,298)
Coherent Corp.(Æ) (43,101) (2,772)
Concentrix Corp. (49,167) (2,511)
EchoStar Corp. Class A(Æ) (40,578) (912)
Gen Digital, Inc. (112,493) (2,910)
Impinj, Inc.(Æ) (14,647) (1,349)
Lattice Semiconductor Corp.(Æ) (57,358) (2,807)
Lumentum Holdings, Inc. Class E(Æ) (45,156) (2,666)
Marvell Technology, Inc. (36,515) (2,131)
Micron Technology, Inc. (1,877) (144)

See accompanying notes which are an integral part of the financial statements.
58 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
nCino, Inc.(Æ) (17,719) (411)
PAR Technology Corp.(Æ) (19,935) (1,164)
Progress Software Corp. (18,043) (1,082)
Rambus, Inc.(Æ) (32,134) (1,568)
TTM Technologies, Inc.(Æ) (33,796) (677)
Unity Software, Inc.(Æ) (136,673) (2,880)
Wolfspeed, Inc.(Æ) (338,435) (1,202)
(33,019)
Utilities - (0.3)%
Expand Energy Corp. (23,169) (2,407)
New Fortress Energy, Inc. (186,147) (1,011)
Otter Tail Corp. (8,192) (650)
Sable Offshore Corp.(Æ) (59,279) (1,106)
Talen Energy Corp.(Æ) (2,710) (583)
UGI Corp. (69,103) (2,266)
(8,023)
Total Securities Sold Short
(proceeds $150,942) (147,493)
Other Assets and Liabilities,
Net - 0.2%
7,190
Net Assets - 100.0%
2,932,481

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 59
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 377 USD 105,315 06/25 (2,340)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,340)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 437,823 $ — $ —
$ —
$ 437,823 14 .9
Consumer Staples 141,994 — —
—
141,994 4 .8
Energy 104,685 — —
—
104,685 3 .6
Financial Services 403,931 — —
—
403,931 13 .8
Health Care 344,066 — —
—
344,066 11 .7
Materials and Processing 149,192 — —
—
149,192 5 .1
Producer Durables 242,807 — —
—
242,807 8 .3
Technology 1,043,695 — —
—
1,043,695 35 .6
Utilities 98,685 — —
—
98,685 3 .4
Short-Term Investments — — — 105,906 105,906 3 .6
Total Investments 2,966,878 — — 105,906 3,072,784 104 .8
Securities Sold Short
*
(147,493) — — — (147,493) (5 .0)
Other Assets and Liabilities, Net
0 .2
100 .0
Other Financial Instruments
A
Liabilities
Futures Contracts (2,340) — — — (2,340) (0 .1)
Total Other Financial Instruments
**
$ (2,340) $ — $ — $ — $ (2,340)
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
60 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
0
Variation margin on futures contracts* $ 2,340
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (7,254)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ (559)
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 61
Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2025 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 147,493 $ — $ 147,493
Total Financial and Derivative Liabilities
147,493 — 147,493
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 147,493 $ — $ 147,493
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 147,493 $ — $ 147,493 $ —
Total
$ 147,493 $ — $ 147,493 $ —
^      Collateral pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
62 U.S. Strategic Equity Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,156,851
Investments, at fair value(>) ........................................................................................................................................................
3,072,784
Receivables:
Dividends and interest ...................................................................................................................................................... 1,521
Dividends from affiliated funds ....................................................................................................................................... 373
Investments sold ............................................................................................................................................................... 2,268
Fund shares sold ............................................................................................................................................................... 1,793
From broker(a) ................................................................................................................................................................. 10,675
Prepaid expenses .......................................................................................................................................................................... 25
Total assets ...............................................................................................................................................................
3,089,439
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 3,606
Fund shares redeemed ...................................................................................................................................................... 1,524
Accrued fees to affiliates .................................................................................................................................................. 1,573
Other accrued expenses .................................................................................................................................................... 423
Variation margin on futures contracts .............................................................................................................................. 2,339
Securities sold short, at fair value(‡) ........................................................................................................................................... 147,493
Total liabilities ...........................................................................................................................................................
156,958
Net Assets ...............................................................................................................................................................
$ 2,932,481

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 63
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 1,054,16 6
Shares of beneficial interest .........................................................................................................................................................
1,894
Additional paid-in capital ............................................................................................................................................................
1,876,42 1
Net Assets ...............................................................................................................................................................
$ 2,932,481
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 15.44
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 16.38
Class A — Net assets ........................................................................................................................................................... $ 22,807,153
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,476,699
Net asset value per share: Class C (#) .......................................................................................................................................... $ 15.07
Class C — Net assets ........................................................................................................................................................... $ 5,700,422
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 378,371
Net asset value per share: Class M (#) ......................................................................................................................................... $ 15.46
Class M — Net assets .......................................................................................................................................................... $ 540,448,176
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 34,950,738
Net asset value per share: Class S (#) .......................................................................................................................................... $ 15.49
Class S — Net assets ............................................................................................................................................................ $ 2,185,684,578
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 141,110,399
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 15.46
Class Y — Net assets ........................................................................................................................................................... $ 177,840,663
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 11,500,416
Amounts in thousands
(‡)     Proceeds on securities sold short $ 150,942
(>)     Investments in affiliates, U.S. Cash Management Fund $ 105,906
(a)   Receivable from Broker for Futures $ 10,675
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
64 U.S. Strategic Equity Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 22,259
Dividends from affiliated funds ....................................................................................................................................... 2,123
Interest .............................................................................................................................................................................. 102
Total investment income ..............................................................................................................................................................
24,484
Expenses
Advisory fees ................................................................................................................................................................... 8,677
Administrative fees .......................................................................................................................................................... 754
Custodian fees .................................................................................................................................................................. 134
Distribution fees - Class A ............................................................................................................................................... 29
Distribution fees - Class C ............................................................................................................................................... 24
Transfer agent fees - Class A ........................................................................................................................................... 23
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 581
Transfer agent fees - Class S ............................................................................................................................................ 2,382
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 92
Registration fees ............................................................................................................................................................... 61
Shareholder servicing fees - Class C ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 85
Printing fees ..................................................................................................................................................................... 63
Dividends from securities sold short ................................................................................................................................ 881
Interest expense paid on securities sold short .................................................................................................................. 758
Miscellaneous .................................................................................................................................................................. 210
Expenses before reductions .............................................................................................................................................. 14,772
Expense reductions .......................................................................................................................................................... (1,860)
Net expenses ................................................................................................................................................................................
12,912
Net investment income (loss) .......................................................................................................................................................
11,572
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 192,907
Investments in affiliated funds ......................................................................................................................................... (6)
Futures contracts .............................................................................................................................................................. (7,254)
Securities sold short ......................................................................................................................................................... (9,000)
Net realized gain (loss) ................................................................................................................................................................
176,647
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (309,613)
Investments in affiliated funds ......................................................................................................................................... (7)
Futures contracts .............................................................................................................................................................. (559)
Securities sold short ......................................................................................................................................................... 22,03 3
Net change in unrealized appreciation (depreciation) ................................................................................................................. (288,14 6 )
Net realized and unrealized gain (loss) ........................................................................................................................................ (111, 499 )
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (99,92 7 )

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 65
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 11,572 $ 22,815
Net realized gain (loss) ....................................................................................................................... 176,647 310,171
Net change in unrealized appreciation (depreciation) ........................................................................ (288,14 6 ) 593,740
Net increase (decrease) in net assets from operations .............................................................................. (99,92 7 ) 926,726
Distributions
To shareholders
Class A .......................................................................................................................................... (2,260) (599)
Class C .......................................................................................................................................... (643) (189)
Class M ......................................................................................................................................... (57,621) (22,990)
Class S .......................................................................................................................................... (242,999) (90,937)
Class Y .......................................................................................................................................... (15,415) (6,246)
Net decrease in net assets from distributions ............................................................................................ (318,93 8 ) (120,961)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 110,02 3 (401,965)
Total Net Increase (Decrease) in Net Assets ........................................................................
(308,842) 403,800
Net Assets
Beginning of period .................................................................................................................................. 3,241,323 2,837,523
End of period .............................................................................................................................................
$ 2,932,481 $ 3,241,323

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
66 U.S. Strategic Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 349 $ 5,877 346 $ 5,579
Proceeds from reinvestment of distributions 138 2,260 40 599
Payments for shares redeemed (219) (3,556) (223) (3,665)
Net increase (decrease)
268 4,581 163 2,513
Class C
Proceeds from shares sold 16 27 8 68 1,103
Proceeds from reinvestment of distributions 40 643 13 189
Payments for shares redeemed (52) (849) (74) (1,202)
Net increase (decrease)
4 7 2 7 90
Class M
Proceeds from shares sold 3,395 56,597 5,863 97,463
Proceeds from reinvestment of distributions 3,513 57,59 5 1,502 22,990
Payments for shares redeemed (7,749) (135,834) (8,762) (143,410)
Net increase (decrease)
(841) (21,64 2 ) (1,397) (22,957)
Class S
Proceeds from shares sold 9,530 167,117 10,328 168,257
Proceeds from reinvestment of distributions 14,771 242,678 5,936 90,793
Payments for shares redeemed (19,28 4 ) (325,783) (38,565) (619,076)
Net increase (decrease)
5,01 7 84,012 (22,301) (360,026)
Class Y
Proceeds from shares sold 2,660 41,390 1 23
Proceeds from reinvestment of distributions 940 15,415 408 6,246
Payments for shares redeemed (821) (13,805) (1,711) (27,854)
Net increase (decrease)
2,779 43,000 (1,302) (21,585)
Total increase (decrease)
7,22 7 $ 110,02 3 (24,830) $ (401,965)

See accompanying notes which are an integral part of the financial statements.
68 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2025* 17.75 .04 (.59) (.55) (.07) (1.69)
October 3 1, 2024 13.68 .07 4.58 4.65 (.07) (.51)
October 31, 2023 13.31 .09 1.12 1.21 (.09) (.75)
October 31, 2022 17.88 .06 (3.31) (3.25) (.06) (1.26)
October 31, 2021 12.88 .02 5.02 5.04 (.04) —
October 31, 2020 12.18 .07 1.23 1.30 (.07) (.53)
Class C
April 30, 2025* 17.36 (.02) (.57) (.59) (.01) (1.69)
October 31, 2024 13.44 (.05) 4.49 4.44 (.01) (.51)
October 31, 2023 13.11 (.01) 1.09 1.08 — (.75)
October 31, 2022 17.68 (.05) (3.26) (3.31) — (1.26)
October 31, 2021 12.80 (.10) 4.99 4.89 (.01) —
October 31, 2020 12.12 (.02) 1.23 1.21 —
(Ɵ)
(.53)
Class M
April 30, 2025* 17.77 .07 (.59) (.52) (.10) (1.69)
October 31, 2024 13.69 .13 4.58 4.71 (.12) (.51)
October 31, 2023 13.32 .14 1.12 1.26 (.14) (.75)
October 31, 2022 17.90 .11 (3.31) (3.20) (.12) (1.26)
October 31, 2021 12.88 .08 5.04 5.12 (.10) —
October 31, 2020 12.19 .11 1.23 1.34 (.12) (.53)
Class S
April 30, 2025* 17.80 .06 (.59) (.53) (.09) (1.69)
October 31, 2024 13.71 .11 4.59 4.70 (.10) (.51)
October 31, 2023 13.34 .12 1.12 1.24 (.12) (.75)
October 31, 2022 17.92 .10 (3.32) (3.22) (.10) (1.26)
October 31, 2021 12.90 .07 5.03 5.10 (.08) —
October 31, 2020 12.20 .10 1.23 1.33 (.10) (.53)
Class Y
April 30, 2025* 17.77 .07 (.59) (.52) (.10) (1.69)
October 31, 2024 13.69 .14 4.58 4.72 (.13) (.51)
October 31, 2023(ƶ) 14 . 52 . 0 1 ( . 8 1 ) (.8 0 ) (.0 3) —

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 69
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ )(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ )( ɯ)(∆)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(1.76) 15.44 (3.69) 22,807 1.19 1.09 .46 32
(.58) 17.75 34.67 21,457 1.24 1.10 .43 51
(.84) 13.68 9.67 14,309 1.39 1.12 .63 57
(1.32) 13.31 (19.47) 11,144 1.26 1.00 .41 91
(.04) 17.88 39.21 12,928 1.25 .99 .15 38
(.60) 12.88 11.04 7,696 1.25 .99 .61 60
(1.70) 15.07 (3.98) 5,700 1.94 1.84 (.29) 32
(.52) 17.36 33.69 6,499 2.00 1.85 (.31) 51
(.75) 13.44 8.80 4,938 2.14 1.87 (.10) 57
(1.26) 13.11 (20.06) 5,302 2.01 1.75 (.34) 91
(.01) 17.68 38.18 7,142 2.00 1.74 (.60) 38
(.53) 12.80 10.27 5,116 2.00 1.74 (.15) 60
(1.79) 15.46 (3.51) 540,448 .94 .74 .82 32
(.63) 17.77 35.16 636,086 1.00 .75 .79 51
(.89) 13.69 10.03 509,184 1.14 .77 1.00 57
(1.38) 13.32 (19.20) 525,351 1.01 .65 .76 91
(.10) 17.90 39.83 704,072 .99 .64 .50 38
(.65) 12.88 11.38 310,844 1.00 .64 .94 60
(1.78) 15.49 (3.55) 2,185,685 .94 .84 .71 32
(.61) 17.80 35.05 2,422,271 1.00 .85 .70 51
(.87) 13.71 9.90 2,171,846 1.14 .87 .90 57
(1.36) 13.34 (19.27) 2,526,335 1.01 .75 .66 91
(.08) 17.92 39.62 3,565,540 .99 .74 .40 38
(.63) 12.90 11.34 2,543,965 1.00 .74 .86 60
(1.79) 15.46 (3.47) 177,841 .75 .66 .89 32
(.64) 17.77 35.26 155,010 .80 .67 .87 51
(.03) 13 . 69 (5.50) 137 , 246 . 94 .6 9 . 59 57

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
70 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,096,932
Administrative fees 112,230
Distribution fees 7,930
Shareholder servicing fees 1,139
Transfer agent fees 352,303
Trustees' fees 2,940
$ 1,573,474
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 109,156 $ 483,197 $ 486,434 $ (6) $ (7) $ 105,906 $ 2,123 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,050 , 002 ,0 5 0 $ 988, 3 27 , 638 $ (11 5 , 377 , 596 ) $ 872 , 9 5 0 , 042

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 71
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 100.0%
Consumer Discretionary - 10.8%
1-800-Flowers.com, Inc. Class A(Æ) 13,273 73
Abercrombie & Fitch Co. Class A(Æ) 4,038 280
Academy Sports & Outdoors, Inc. 7,956 300
Accel Entertainment, Inc.(Æ) 4,092 42
Adtalem Global Education, Inc.(Æ) 5,667 602
Advance Auto Parts, Inc. 7,626 250
AerSale Corp.(Æ) 73,056 509
AMC Networks, Inc. Class A(Æ) 4,916 31
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 136,758 522
American Eagle Outfitters, Inc. 21,702 229
American Outdoor Brands, Inc.(Æ) 695 8
American Public Education, Inc.(Æ) 32,092 754
Asbury Automotive Group, Inc.(Æ) 2,043 446
Atkore , Inc. 3,197 204
Atmus Filtration Technologies, Inc. 7,748 269
Axon Enterprise, Inc.(Æ) 1,160 711
Bath & Body Works, Inc. 11,504 351
Beazer Homes USA, Inc.(Æ) 9,844 193
Blade Air Mobility, Inc.(Æ) 255,520 677
BlueLinx Holdings, Inc.(Æ) 6,520 425
Boot Barn Holdings, Inc.(Æ) 18,803 1,962
BorgWarner, Inc. 20,575 584
Brilliant Earth Group, Inc. Class A(Æ) 226,307 351
Brinker International, Inc.(Æ) 5,798 779
Brunswick Corp. 10,677 492
Cadre Holdings, Inc. 23,952 698
Carriage Services, Inc. Class A 1,774 71
Cavco Industries, Inc.(Æ) 785 388
Celestica, Inc.(Æ) 2,222 190
Central Garden & Pet Co. Class A(Æ) 1,921 57
Century Communities, Inc. 7,774 424
Chegg , Inc.(Æ) 9,904 7
Clarus Corp. 506,413 1,666
Columbia Sportswear Co.(Ð) 5,228 325
Cooper-Standard Holdings, Inc.(Æ) 2,957 43
Coty, Inc. Class A(Æ)(Û) 57,508 290
CTS Corp. 5,536 211
Dana Holding Corp. 37,408 514
Dave & Buster's Entertainment, Inc.(Æ) 14,305 275
Denny's Corp.(Æ) 164,331 606
Designer Brands, Inc. Class A 14,397 40
Douglas Dynamics, Inc. 62,747 1,505
Driven Brands Holdings, Inc.(Æ)(Ð) 33,853 559
Duolingo , Inc.(Æ)(Ð) 2,782 1,084
FIGS, Inc. Class A(Æ) 21,791 88
FirstCash Holdings, Inc. 1,919 257
Foot Locker, Inc.(Æ) 36,129 443
Forestar Group, Inc.(Æ) 4,242 82
Freshpet , Inc.(Æ) 5,484 403
Funko , Inc. Class A(Æ) 12,978 52
Genesco, Inc.(Æ)(Ð) 3,088 60
Genius Sports, Ltd.(Æ) 83,024 896
Gentherm , Inc.(Æ) 8,516 222
G-III Apparel Group, Ltd.(Æ) 18,451 465
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gildan Activewear , Inc. Class A 15,167 700
GMS, Inc.(Æ) 5,276 387
Golden Entertainment, Inc. 46,135 1,186
GoPro, Inc. Class A(Æ) 21,191 12
Grand Canyon Education, Inc.(Æ) 819 146
Green Brick Partners, Inc.(Æ) 19,780 1,167
Group 1 Automotive, Inc. 1,192 481
Haverty Furniture Cos., Inc. 38,831 705
HealthStream , Inc.(Ð) 1,271 43
International Game Technology PLC 55,173 905
Johnson Outdoors, Inc. Class A 36,018 822
KB Home 11,964 646
Kontoor Brands, Inc. 6,184 372
Kura Sushi USA, Inc. Class A(Æ) 35,665 2,100
Landsea Homes Corp.(Æ) 111,643 681
La-Z-Boy, Inc. 10,593 418
Lear Corp.(Û) 5,995 514
Legacy Education, Inc.(Æ) 49,980 332
Leonardo DRS, Inc. 22,833 844
Leslie's, Inc.(Æ) 23,970 14
Life Time Group Holdings, Inc.(Æ) 13,453 412
Lincoln Educational Services Corp.(Æ) 44,671 755
M/I Homes, Inc.(Æ) 2,434 260
Madison Square Garden Entertainment
Corp.(Æ) 8,421 273
Magnite , Inc.(Æ)(Ð) 22,414 267
Malibu Boats, Inc. Class A(Æ) 3,328 95
Marine Products Corp. 76,978 647
MasterCraft Boat Holdings, Inc.(Æ) 2,923 48
Matthews International Corp. Class A 28,556 584
Meritage Homes Corp. 11,173 761
Mister Car Wash, Inc.(Æ) 10,096 69
Motorcar Parts of America, Inc.(Æ) 11,914 106
Movado Group, Inc. 2,765 38
Newell Brands Inc. 227,228 1,086
OneSpaWorld Holdings, Ltd. 114,977 1,920
OptimizeRx Corp.(Æ) 15,151 138
Papa John's International, Inc. 68,415 2,362
Perdoceo Education Corp. 17,492 439
Polaris, Inc.(Ð) 9,092 309
QuinStreet , Inc.(Æ) 67,724 1,187
Reservoir Media, Inc.(Æ) 136,649 1,025
REV Group, Inc. 4,625 151
Rocket Lab USA, Inc.(Æ) 3,855 84
Rush Street Interactive, Inc.(Æ) 104,639 1,269
Scholastic Corp. 5,538 100
Shake Shack, Inc. Class A(Æ) 5,504 483
SharkNinja , Inc.(Æ)(Ð) 6,630 534
Shoe Carnival, Inc. 12,151 211
Signet Jewelers, Ltd. 6,099 362
Smith & Wesson Brands, Inc. 30,721 293
Sonic Automotive, Inc. Class A(Û) 5,182 315
Sportradar Holding AG Class A(Æ) 5,940 137
Steven Madden, Ltd. 9,211 193
Stitch Fix, Inc. Class A(Æ)(Ð) 99,477 325
Stride, Inc.(Æ) 6,206 883
Super Group SGHC, Ltd. 14,834 120

See accompanying notes which are an integral part of the financial statements.
72 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Superior Group of Cos., Inc. 665 7
Taylor Morrison Home Corp. Class A(Æ) 4,236 243
TEGNA, Inc. 38,648 627
Texas Roadhouse, Inc. Class A 12,469 2,069
Thor Industries, Inc. 7,978 578
Toll Brothers, Inc. 9,219 930
Tri Pointe Homes, Inc.(Æ) 15,516 477
TripAdvisor, Inc.(Æ) 24,412 304
Udemy , Inc.(Æ) 14,235 98
Under Armour , Inc. Class C(Æ) 53,487 291
Universal Electronics, Inc.(Æ) 1,018 5
Universal Technical Institute, Inc.(Æ) 21,428 601
Urban Outfitters, Inc.(Æ) 7,998 422
Victoria's Secret & Co.(Æ) 21,673 407
Visteon Corp.(Æ) 4,047 321
Wabash National Corp. 47,995 332
Wayfair, Inc. Class A(Æ) 6,974 210
Whirlpool Corp. 3,450 263
Wingstop , Inc. 6,037 1,593
Winnebago Industries, Inc. 20,776 661
Wolverine World Wide, Inc. 12,147 159
Wyndham Hotels & Resorts, Inc. 2,364 202
Ziff Davis, Inc.(Æ) 9,989 295
Zillow Group, Inc. Class A(Æ)(Û) 4,223 279
Zumiez , Inc.(Æ) 4,536 53
65,108
Consumer Staples - 2.7%
Andersons, Inc. (The) 1,135 43
Beauty Health Co. (The)(Æ) 17,962 18
Calavo Growers, Inc. 66,025 1,824
Dole PLC 10,047 153
Edgewell Personal Care Co. 8,051 246
Grocery Outlet Holding Corp.(Æ) 38,270 642
Helen of Troy, Ltd.(Æ) 9,991 278
Herbalife, Ltd.(Æ) 36,336 262
J&J Snack Foods Corp. 8,777 1,137
John B Sanfilippo & Son, Inc. 3,108 206
Lifevantage Corp. 15,789 195
Medifast , Inc.(Æ) 2,092 27
National Beverage Corp. 3,740 166
National Vision Holdings, Inc.(Æ) 69,175 854
Nomad Foods, Ltd. 24,603 492
Pilgrim's Pride Corp.(Û) 9,399 513
Quanex Building Products Corp. 145,241 2,388
SpartanNash Co. 5,841 116
Sprouts Farmers Market, Inc.(Æ) 15,548 2,659
United Natural Foods, Inc.(Æ) 2,266 60
USANA Health Sciences, Inc.(Æ) 3,617 102
Vita Coco Co., Inc. (The)(Æ) 52,244 1,727
Vital Farms, Inc.(Æ) 53,421 1,829
Weis Markets, Inc. 3,506 301
Zevia PBC Class A(Æ) 29,633 67
16,305
Energy - 3.9%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aris Water Solutions, Inc. Class A 124,655 3,111
Berry Corporation 26,862 67
ChampionX Corp. 11,912 288
CVR Energy, Inc. 12,724 240
Delek US Holdings, Inc. 191,623 2,495
DNOW, Inc.(Æ) 37,162 590
Expro Group Holdings NV(Æ) 12,486 103
Hallador Energy Co.(Æ) 35,140 494
Helmerich & Payne, Inc. 41,101 776
HF Sinclair Corp.(Û) 60,550 1,821
Liberty Energy, Inc. Class A 39,673 456
Matador Resources Co.(Û) 5,877 232
Matrix Service Co.(Æ) 79,765 925
Murphy Oil Corp.(Ð) 18,754 385
National Energy Servicees Reunited Corp.
(Æ) 40,615 253
Natural Gas Services Group, Inc.(Æ) 35,438 637
NPK International, Inc.(Æ) 132,590 766
Oceaneering International, Inc.(Æ) 34,104 605
Patterson-UTI Energy, Inc. 173,478 978
PBF Energy, Inc. Class A 12,419 213
ProPetro Holding Corp.(Æ) 17,613 88
Ramaco Resources, Inc. Class A 22,246 224
Ramaco Resources, Inc. Class B 345 3
Range Resources Corp. 7,065 240
Ranger Energy Services, Inc. Class A 29,404 326
REX American Resources Corp.(Æ) 8,812 350
RPC, Inc. 20,664 98
Select Water Solutions, Inc. Class A 181,535 1,547
SM Energy Co. 20,939 477
Solaris Energy Infrastructure, Inc. Class A 21,372 452
SunCoke Energy, Inc. 11,906 108
TechnipFMC PLC(Û) 39,098 1,101
TETRA Technologies, Inc.(Æ) 300,002 855
United States Antimony Corp.(Æ) 79,327 255
VAALCO Energy, Inc. 110,326 361
W&T Offshore, Inc.(Ð) 509,161 586
Warrior Met Coal, Inc. 15,223 728
World Kinect Corp.(Ð) 14,853 373
23,607
Financial Services - 23.7%
1st Source Corp. 5,301 318
Acadia Realty Trust(ö) 41,263 788
Agree Realty Corp.(ö) 13,923 1,081
Air Lease Corp. Class A 12,893 603
Ally Financial, Inc.(Û) 31,288 1,022
Alpine Income Property Trust, Inc.(ö) 96,643 1,493
Americold Realty Trust, Inc.(ö) 31,366 607
Ameris Bancorp 8,287 486
Atlantic Union Bankshares Corp. 10,438 289
Atlanticus Holdings Corp.(Æ)(Ð) 609 33
Axis Capital Holdings, Ltd. 4,925 474
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 15,468 644
Bancorp, Inc. (The)(Æ) 10,888 526

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 73
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bank of NT Butterfield & Son, Ltd. (The)
(Ð) 14,728 592
Bank OZK 9,652 411
BankUnited , Inc. 2,186 72
Banner Corp. 5,440 333
BGC Group, Inc. Class A 110,702 1,003
BOK Financial Corp. 3,784 353
Bowhead Specialty Holdings, Inc.(Æ) 13,053 525
Bread Financial Holdings, Inc. 17,704 840
Brighthouse Financial, Inc.(Æ) 9,151 533
Brixmor Property Group, Inc.(ö) 40,494 1,009
Broadstone Net Lease, Inc.(ö) 40,870 661
Business First Bancshares, Inc. 80,779 1,862
Cadence Bank 29,253 856
Camden Property Trust(ö)(Û) 10,791 1,228
Capital Bancorp, Inc. 36,823 1,163
Capital City Bank Group, Inc. 32,381 1,183
Cathay General Bancorp 10,557 440
Centerspace (ö) 7,632 461
Central Pacific Financial Corp. 20,317 522
Chatham Lodging Trust(ö) 3,793 26
City Holding Co. 3,108 360
Claros Mortgage Trust, Inc.(ö) 19,307 48
CNO Financial Group, Inc. 24,808 941
Columbia Banking System, Inc. 39,459 885
Comerica, Inc.(Û) 15,722 845
Community Bank System, Inc. 24,310 1,327
Community Healthcare Trust, Inc.(ö) 114,190 1,950
Compass, Inc. Class A(Æ) 69,813 539
COPT Defense Properties(ö) 16,696 436
Corebridge Financial, Inc.(Û) 4,878 145
CTO Realty Growth, Inc.(ö) 123,574 2,258
Cullen/Frost Bankers, Inc.(Ð)(Û) 7,452 868
Cushman & Wakefield PLC(Æ) 73,451 688
Dave, Inc.(Æ) 5,180 491
DiamondRock Hospitality Co.(ö) 71,041 521
Dime Community Bancshares, Inc. 24,983 642
Diversified Healthcare Trust(Ð)(ö) 6,443 15
Donegal Group, Inc. Class A 541 10
Eastern Bankshares , Inc. 24,368 364
Employers Holdings, Inc. 411 20
Enova International, Inc.(Æ) 7,315 671
Enterprise Financial Services Corp. 15,867 825
Esquire Financial Holdings, Inc. 13,589 1,127
Essent Group, Ltd. 7,219 411
Essential Properties Realty Trust, Inc.(ö) 11,804 380
Evercore , Inc. Class A(Û) 1,360 279
eXp World Holdings, Inc.(Ð) 12,786 117
EZCORP, Inc. Class A(Æ) 51,908 850
Federal Agricultural Mortgage Corp. Class
C 3,165 555
Fidelis Insurance Holdings, Ltd. 5,556 91
First American Financial Corp. 22,978 1,397
First BanCorp 44,817 880
First Commonwealth Financial Corp. 36,490 559
First Financial Corp. 6,622 327
First Foundation, Inc.(Ð) 6,889 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Internet Bancorp 1,729 37
First Interstate BancSystem , Inc. Class A 11,578 303
First Merchants Corp. 11,742 418
First Mid Bancshares, Inc. 33,216 1,110
Flagstar Financial, Inc. 54,772 641
Four Corners Property Trust, Inc.(ö) 18,690 522
FTAI Aviation, Ltd. 11,965 1,282
Fulton Financial Corp. 19,770 330
Genworth Financial, Inc. Class A(Æ) 98,112 673
German American Bancorp, Inc. 41,621 1,578
Getty Realty Corp.(ö) 28,464 797
Glacier Bancorp, Inc. 17,506 714
Globe Life, Inc.(Û) 8,414 1,038
Guaranty Bancshares, Inc. 27,943 1,103
HA Sustainable Infrastructure Capital, Inc. 52,852 1,320
Hamilton Lane, Inc. Class A 2,511 388
Hancock Holding Co. 8,256 430
Hanover Insurance Group, Inc. (The) 9,809 1,629
Healthcare Realty Trust, Inc.(ö) 56,205 873
Heritage Financial Corp. 35,790 817
Heritage Insurance Holdings, Inc.(Æ) 3,533 67
Hilltop Holdings, Inc. 11,532 341
Home BancShares , Inc. 51,401 1,426
Horace Mann Educators Corp. 52,026 2,161
Horizon Bancorp, Inc. 49,281 723
Houlihan Lokey , Inc. Class A(Û) 500 81
Howard Hughes Holdings, Inc.(Æ)(Ð) 6,089 405
Independence Realty Trust, Inc.(ö) 29,067 565
Independent Bank Corp. 55,422 2,569
Innovative Industrial Properties, Inc.(ö) 3,264 177
International Bancshares Corp. 7,865 480
International Money Express, Inc.(Æ) 6,316 78
InvenTrust Properties Corp.(ö) 7,151 199
Jackson Financial, Inc. Class A(Û) 9,535 743
James River Group Holdings, Ltd. 8,442 40
John Wiley & Sons, Inc. Class A 7,662 334
Kearny Financial Corp. 4,292 27
Kemper Corp. 37,766 2,233
Kennedy-Wilson Holdings, Inc. 11,527 74
Kite Realty Group Trust(ö) 38,093 825
Lazard, Inc. 22,221 864
Legacy Housing Corp.(Æ) 18,109 441
Legalzoom.com, Inc.(Æ) 37,021 271
LendingClub Corp.(Æ) 45,442 444
LendingTree , Inc.(Æ) 4,096 211
Live Oak Bancshares, Inc. 10,904 285
Macerich Co. (The)(ö) 37,538 550
Marcus & Millichap, Inc. 58,518 1,779
Marex Group PLC 19,583 869
McGrath RentCorp 2,747 293
Mercury General Corp. 279 15
Metropolitan Bank Holding Corp.(Æ) 35,402 2,192
Moelis & Co. Class A 6,310 338
Mr. Cooper Group, Inc.(Æ) 4,454 530
National Bank Holdings Corp. Class A 19,475 704
NBT Bancorp, Inc. 46,630 1,974
NerdWallet , Inc. Class A(Æ) 9,576 86

See accompanying notes which are an integral part of the financial statements.
74 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NETSTREIT Corp.(ö) 266,040 4,328
Newmark Group, Inc. Class A 73,053 803
NexPoint Residential Trust, Inc.(ö) 35,442 1,321
NMI Holdings, Inc. Class A(Æ) 12,399 448
NNN REIT, Inc.(ö) 19,359 796
Northeast Bank 16,466 1,364
Northpointe Bancshares, Inc. 47,248 650
OceanFirst Financial Corp. 40,930 678
OFG Bancorp 18,221 717
Onity Group, Inc.(Æ) 19,040 714
Origin Bancorp, Inc. 30,249 969
OUTFRONT Media, Inc.(ö) 32,407 490
Pacific Premier Bancorp, Inc. 13,309 271
Palomar Holdings, Inc.(Æ) 3,629 526
Park Hotels & Resorts, Inc.(Ð)(ö) 10,794 107
PennyMac Financial Services, Inc. 4,961 483
Perella Weinberg Partners 101,000 1,734
Piper Sandler Cos. 1,065 257
Plymouth Industrial REIT, Inc.(ö) 43,428 646
Popular, Inc. 13,132 1,253
PotlatchDeltic Corp.(ö) 53,530 2,055
PRA Group, Inc.(Æ) 9,660 177
Preferred Bank 5,061 404
Prosperity Bancshares, Inc. 23,895 1,622
Radian Group, Inc. 13,601 434
RE/MAX Holdings, Inc. Class A(Æ) 50,083 383
Real Brokerage, Inc. (The)(Æ) 22,292 98
Red River Bancshares, Inc. 6,104 322
Regional Management Corp.(Ð) 378 12
Reinsurance Group of America, Inc. Class A 6,511 1,220
Renasant Corp. 45,967 1,474
RLI Corp. 7,826 579
RMR Group, Inc. (The) Class A 862 13
Ryman Hospitality Properties, Inc.(ö) 5,214 459
Safety Insurance Group, Inc. 4,187 320
Seacoast Banking Corp. of Florida 63,115 1,496
Selective Insurance Group, Inc. 5,577 486
ServisFirst Bancshares, Inc. 8,881 633
Simmons First National Corp. Class A 15,105 282
Skyward Specialty Insurance Group, Inc.
(Æ) 10,425 553
SL Green Realty Corp.(ö) 13,324 701
SLM Corp.(Û) 35,450 1,025
SmartFinancial , Inc. 30,945 941
South Plains Financial, Inc. 32,293 1,089
SouthState Corp. 4,515 392
Stewart Information Services Corp. 5,750 377
Stock Yards Bancorp, Inc. 17,531 1,276
Sunstone Hotel Investors, Inc.(ö) 6,759 56
Texas Capital Bancshares, Inc.(Æ) 5,425 370
Third Coast Bancshares, Inc.(Æ) 604 18
Tiptree, Inc. Class A 21,026 469
Towne Bank 40,800 1,344
TriCo Bancshares 25,560 986
Triumph Financial, Inc.(Æ) 34,518 1,844
Trupanion , Inc.(Æ) 4,638 170
UL Solutions, Inc. Class A 21,569 1,234
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
UMB Financial Corp. 4,670 442
UMH Properties, Inc.(ö) 127,561 2,254
United Bankshares , Inc. 10,997 377
United Community Banks, Inc. 15,274 422
Universal Insurance Holdings, Inc. 4,355 106
Unum Group(Û) 14,631 1,136
Valley National Bancorp 47,067 405
Vestis Corp. 11,394 100
Walker & Dunlop, Inc. 10,223 782
Webster Financial Corp. 19,510 923
WesBanco , Inc. 38,332 1,142
Westamerica BanCorp 30,713 1,487
Westwood Holdings Group, Inc. 61,192 1,022
William Penn Bancorp 104,594 1,289
Wintrust Financial Corp. 3,169 352
Xenia Hotels & Resorts, Inc.(ö) 16,214 173
Zions Bancorp NA 9,725 437
142,409
Health Care - 19.1%
10X Genomics, Inc. Class A(Æ) 20,981 174
Acadia Pharmaceuticals, Inc.(Æ)(Ð) 25,913 378
AdaptHealth Corp.(Æ) 65,395 557
Adaptive Biotechnologies Corp.(Æ) 41,347 304
ADMA Biologics, Inc.(Æ) 339,432 8,079
Akebia Therapeutics, Inc.(Æ)(Ð) 39,937 96
Akero Therapeutics, Inc.(Æ) 21,044 960
Aldeyra Therapeutics, Inc.(Æ)(Ð) 8,105 21
Alector , Inc.(Æ)(Ð) 13,941 17
Align Technology, Inc.(Æ) 492 85
Alignment Healthcare, Inc.(Æ) 9,911 176
ANI Pharmaceuticals, Inc.(Æ) 63,424 4,492
Arcellx , Inc.(Æ) 21,948 1,426
Arcturus Therapeutics Holdings, Inc.(Æ) 3,465 44
Arcus Biosciences, Inc.(Æ) 12,300 108
Artivion , Inc.(Æ) 11,262 267
Arvinas , Inc.(Æ) 1,050 10
Ascendis Pharma A/S - ADR(Æ) 4,163 710
Astrana Health, Inc.(Æ)(Ð) 6,339 198
AtriCure , Inc.(Æ) 20,871 624
Aurinia Pharmaceuticals, Inc.(Æ)(Ð) 21,226 175
Axogen , Inc.(Æ)(Ð) 25,353 413
Beam Therapeutics, Inc.(Æ)(Ð) 7,955 159
BioLife Solutions, Inc.(Æ)(Ð) 80,309 1,936
Blueprint Medicines Corp.(Æ) 26,191 2,344
BridgeBio Pharma, Inc.(Æ) 40,113 1,539
Butterfly Network, Inc.(Æ) 115,675 271
CareDx , Inc.(Æ) 94,343 1,593
Caribou Biosciences, Inc.(Æ) 6,658 6
Catalyst Pharmaceuticals, Inc.(Æ) 17,851 434
Centessa Pharmaceuticals PLC - ADR(Æ) 24,549 337
Chemed Corp. 2,618 1,522
CinCor Pharma, Inc.(Æ)(Š) 16,575 51
Concentra Group Holdings Parent, Inc. 12,689 276
CONMED Corp. 11,104 545
Contra Inhibrx , Inc.(Æ)(Š) 21,895 14
Corcept Therapeutics, Inc.(Æ)(Ð) 21,801 1,567

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 75
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CorVel Corp.(Æ) 3,654 397
Crinetics Pharmaceuticals, Inc.(Æ) 26,307 878
Cytek Biosciences, Inc.(Æ) 5,621 21
CytomX Therapeutics, Inc.(Æ) 6,858 5
Embecta Corp. 78,606 958
Enanta Pharmaceuticals, Inc.(Æ) 4,138 25
Enliven Therapeutics, Inc.(Æ) 18,220 345
Enovis Corp. Class W(Æ) 29,356 1,015
Ensign Group, Inc. (The) 3,404 439
Entrada Therapeutics, Inc.(Æ) 657 6
Exelixis , Inc.(Æ)(Û) 36,236 1,419
Fate Therapeutics, Inc.(Æ) 23,911 31
Fulgent Genetics, Inc.(Æ) 4,282 74
GeneDx Holdings Corp.(Æ) 13,167 880
Glaukos Corp.(Æ) 9,082 856
GoodRx Holdings, Inc. Class A(Æ) 19,706 91
GRAIL, Inc.(Æ) 3,794 131
Guardant Health, Inc.(Æ) 27,148 1,282
Guardian Pharmacy Services, Inc. Class
A(Æ) 4,538 114
Haemonetics Corp.(Æ) 4,431 279
Halozyme Therapeutics, Inc.(Æ) 24,211 1,487
HealthEquity , Inc.(Æ) 25,454 2,182
Heron Therapeutics, Inc.(Æ) 6,300 15
Illumina, Inc.(Æ)(Û) 1,815 141
Incyte Corp.(Æ)(Û) 2,690 169
InfuSystem Holdings, Inc.(Æ) 117,256 553
Inmode , Ltd.(Æ) 31,924 450
Innoviva , Inc.(Æ) 73,186 1,368
Inogen , Inc.(Æ) 2,757 20
Insmed , Inc.(Æ) 48,314 3,479
Inspire Medical Systems, Inc.(Æ)(Ð) 4,296 680
Insulet Corp.(Æ) 2,177 549
Integer Holdings Corp.(Æ) 1,898 240
Integra LifeSciences Holdings Corp.(Æ) 15,884 260
iRadimed Corp. 54,152 2,838
iRhythm Technologies, Inc.(Æ) 6,662 712
Ironwood Pharmaceuticals, Inc. Class A(Æ) 29,475 27
iTeos Therapeutics, Inc.(Æ) 6,954 50
Janux Therapeutics, Inc.(Æ) 15,363 510
Joint Corp. (The)(Æ) 42,596 426
Kodiak Sciences, Inc.(Æ)(Ð) 4,335 19
KORU Medical Systems, Inc.(Æ) 30,705 84
Krystal Biotech, Inc.(Æ) 3,971 675
Kura Oncology, Inc.(Æ) 22,362 147
Lantheus Holdings, Inc.(Æ) 4,795 500
LeMaitre Vascular, Inc. 55,168 5,006
LifeStance Health Group, Inc.(Æ) 25,164 165
Ligand Pharmaceuticals, Inc. Class B(Æ) 36,066 3,962
Madrigal Pharmaceuticals, Inc.(Æ) 5,061 1,690
MannKind Corp.(Æ) 31,427 158
Maravai LifeSciences Holdings, Inc. Class
A(Æ)(Ð) 15,485 31
Masimo Corp.(Æ) 3,612 581
Medpace Holdings, Inc.(Æ)(Û) 5,490 1,693
Merit Medical Systems, Inc.(Æ) 13,763 1,300
MiMedx Group, Inc.(Æ) 7,991 55
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mirum Pharmaceuticals, Inc.(Æ) 25,741 1,118
Myomo , Inc.(Æ) 15,695 74
Myriad Genetics, Inc.(Æ) 23,718 176
Natera , Inc.(Æ) 8,950 1,351
National HealthCare Corp. 4,678 442
Nektar Therapeutics(Æ) 12,624 10
Neurocrine Biosciences, Inc.(Æ)(Û) 7,405 797
Nuvalent , Inc. Class A(Æ) 16,113 1,237
Omnicell , Inc.(Æ) 17,253 539
Option Care Health, Inc.(Æ) 12,881 416
OraSure Technologies, Inc.(Æ)(Ð) 13,035 39
Organon & Co. 78,670 1,017
Orthofix Medical, Inc.(Æ) 57,876 805
Oscar Health, Inc. Class A(Æ)(Ð) 8,441 110
Pacira BioSciences , Inc.(Æ) 10,893 293
PACS Group, Inc.(Æ) 9,704 93
Pediatrix Medical Group, Inc.(Æ) 45,535 587
Pennpant Group, Inc. (The)(Æ) 70,988 1,819
Penumbra, Inc.(Æ) 2,088 611
Perrigo Co. PLC 81,589 2,098
Personalis , Inc.(Æ) 3,223 12
Phathom Pharmaceuticals, Inc.(Æ)(Ð) 12,493 54
Phibro Animal Health Corp. Class A 47,083 876
Phreesia , Inc.(Æ) 30,023 749
Prestige Brands Holdings, Inc.(Æ) 5,853 475
PROCEPT BioRobotics Corp.(Æ) 12,067 651
Prothena Corp. PLC(Æ) 6,050 56
Quipt Home Medical Corp.(Æ) 302,546 650
Radius Health, Inc.(Æ)(Š) 85,858 —
RadNet , Inc.(Æ) 7,710 404
Repligen Corp.(Æ) 7,328 1,011
Revolution Medicines, Inc.(Æ) 42,365 1,711
Rhythm Pharmaceuticals, Inc.(Æ) 20,894 1,362
Rigel Pharmaceuticals, Inc.(Æ) 2,482 49
Sage Therapeutics, Inc.(Æ) 17,836 130
Sangamo Therapeutics, Inc.(Æ) 1,166 1
Scholar Rock Holding Corp.(Æ) 29,359 966
Select Medical Holdings Corp. 37,980 693
SI-BONE, Inc.(Æ) 29,912 408
SIGA Technologies, Inc. 2,000 11
Soleno Therapeutics, Inc.(Æ) 10,953 820
SpringWorks Therapeutics, Inc.(Æ) 22,452 1,040
Stevanato Group SpA 22,303 465
Stoke Therapeutics, Inc.(Æ)(Ð) 5,100 50
Summit Therapeutics, Inc.(Æ) 38,764 935
Supernus Pharmaceuticals, Inc.(Æ) 16,421 533
Tandem Diabetes Care, Inc.(Æ) 31,784 536
Tarsus Pharmaceuticals, Inc.(Æ) 24,962 1,296
Teleflex, Inc. 6,106 837
Tenet Healthcare Corp.(Æ) 2,346 335
Terns Pharmaceuticals, Inc.(Æ) 3,107 10
TG Therapeutics, Inc.(Æ) 60,025 2,732
Theravance Biopharma, Inc.(Æ) 1,000 10
Travere Therapeutics, Inc.(Æ) 36,490 759
Twist Bioscience Corp.(Æ) 17,164 658
Tyra Biosciences, Inc.(Æ)(Ð) 3,152 32
UFP Technologies, Inc.(Æ) 9,447 1,970

See accompanying notes which are an integral part of the financial statements.
76 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
uniQure NV(Æ) 16,417 242
Vanda Pharmaceuticals, Inc.(Æ) 9,288 42
Varex Imaging Corp.(Æ) 9,840 82
Vera Therapeutics, Inc.(Æ) 25,771 602
Veracyte , Inc.(Æ) 9,566 292
Verona Pharma PLC - ADR(Æ) 14,082 1,015
Verve Therapeutics, Inc.(Æ) 9,169 52
Viemed Healthcare, Inc.(Æ) 61,882 438
Vir Biotechnology, Inc.(Æ) 14,026 86
Viridian Therapeutics, Inc.(Æ) 13,140 178
Waystar Holding Corp.(Æ) 10,251 381
Xencor , Inc.(Æ) 8,237 91
Xenon Pharmaceuticals, Inc.(Æ) 10,436 399
Xeris Biopharma Holdings, Inc.(Æ) 22,900 105
Zentalis Pharmaceuticals, Inc.(Æ) 14,484 21
Zimvie , Inc.(Æ) 47,831 433
114,754
Materials and Processing - 7.8%
AAON, Inc. 19,178 1,750
Acuity, Inc. 3,702 902
AdvanSix , Inc. 72,572 1,555
Alcoa Corp. 12,565 308
Algoma Steel Group, Inc. 98,432 504
American Vanguard Corp. 4,687 20
Ardagh Metal Packaging SA 20,456 76
Ashland, Inc. 24,356 1,325
Avient Corp. 26,915 897
AZEK Co., Inc. (The)(Æ) 20,362 1,009
Balchem Corp. 1,619 253
Belden, Inc. 6,157 635
Boise Cascade Co. 5,805 542
BrightView Holdings, Inc.(Æ) 46,792 642
Cabot Corp. 4,207 330
Capstone Copper Corp.(Æ) 96,998 467
Carpenter Technology Corp. 2,025 396
Century Aluminum Co.(Æ) 28,037 460
Clearwater Paper Corp.(Æ) 4,750 128
Codexis , Inc.(Æ) 12,403 29
Commercial Metals Co. 22,987 1,024
Constellium SE(Æ) 77,259 781
Crown Holdings, Inc.(Û) 12,358 1,190
ERO Copper Corp.(Æ) 40,677 507
Fabrinet (Æ) 2,828 580
Ferroglobe PLC 579,508 2,023
FMC Corp.(Ð) 14,423 605
Global Industrial Co. 1,000 26
Greif, Inc. Class A 20,928 1,098
H.B. Fuller Co. 3,953 214
Healthcare Services Group, Inc.(Æ) 5,700 81
Hecla Mining Co. 49,038 281
Hudson Technologies, Inc.(Æ) 33,840 226
Huntsman Corp. 120,316 1,601
Installed Building Products, Inc. 1,797 298
Insteel Industries, Inc. 13,062 443
JELD-WEN Holding, Inc.(Æ)(Ð) 21,363 118
Karat Packaging, Inc. 46,293 1,221
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Knife River Corp.(Æ) 8,407 785
Koppers Holdings, Inc. 22,789 571
Kronos Worldwide, Inc. 78,872 608
Lennox International, Inc.(Û) 2,013 1,101
Lithium Argentina AG(Æ) 112,840 231
Louisiana-Pacific Corp. 11,464 990
Masterbrand, Inc.(Æ) 27,113 329
Mativ Holdings, Inc. 84,002 429
MDU Resources Group, Inc.(Û) 45,666 783
Minerals Technologies, Inc. 6,803 351
MRC Global, Inc.(Æ) 41,091 479
Myers Industries, Inc. 84,879 891
Northwest Pipe Co.(Æ) 31,844 1,349
O-I Glass, Inc.(Æ) 25,912 328
Olympic Steel, Inc. 9,652 311
Origin Materials, Inc.(Æ) 1,922 1
Orion SA(Ð) 9,550 115
Perimeter Solutions, Inc.(Æ) 23,979 243
Quaker Chemical Corp. 5,966 632
Ranpak Holdings Corp.(Æ) 102,029 419
Rayonier Advanced Materials, Inc.(Æ) 102,379 436
Reliance, Inc.(Û) 3,348 965
Resolute Forest Products, Inc.(Æ)(Š) 33,567 48
Rogers Corp.(Æ) 2,655 164
Rush Enterprises, Inc. Class A 8,475 432
ScanSource , Inc.(Æ)(Û) 680 22
Silgan Holdings, Inc. 3,754 194
Simpson Manufacturing Co., Inc. 5,266 809
Sonoco Products Co. 19,085 783
SPX Technologies, Inc.(Æ) 4,364 585
SSR Mining, Inc.(Æ) 5,100 54
Stepan Co. 42,009 2,124
Sylvamo Corp. 3,022 180
Taseko Mines, Ltd.(Æ) 377,017 860
thyssenkrupp AG 23,913 271
Timken Co. (The) 3,533 227
TimkenSteel Corp.(Æ) 67,598 855
Trex Co., Inc.(Æ)(Ð) 11,127 643
Unifi, Inc.(Æ) 1,404 7
United States Lime & Minerals, Inc. 3,019 282
Worthington Industries, Inc. 7,425 376
Worthington Steel, Inc. 33,351 856
46,664
Producer Durables - 15.9%
ABM Industries, Inc. 20,041 977
ACCO Brands Corp. 2,000 8
ADT, Inc. 68,297 548
Alight, Inc. Class A 44,016 225
Allegiant Travel Co. Class A(Æ) 2,841 133
Allient , Inc. 15,513 331
Allison Transmission Holdings, Inc. Class A 1,578 146
AMN Healthcare Services, Inc.(Æ) 25,601 523
Applied Industrial Technologies, Inc. 1,977 481
ArcBest Corp. 11,266 659
Arcosa , Inc. 5,842 468
Ardmore Shipping Corp. 134,055 1,279

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 77
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Argan , Inc. 4,069 623
ASGN, Inc.(Æ) 4,032 203
Astec Industries, Inc. 29,885 1,083
Aurora Innovation, Inc.(Æ) 13,529 98
Barrett Business Services, Inc. 3,569 145
Bloom Energy Corp. Class A(Æ) 5,334 98
Bowman Consulting Group, Ltd.(Æ) 35,262 780
Brink's Co. (The) 4,610 411
Casella Waste Systems, Inc. Class A(Æ) 15,403 1,809
CECO Environmental Corp.(Æ) 45,890 1,092
Chart Industries, Inc.(Æ) 1,511 204
Comfort Systems USA, Inc.(Û) 1,074 427
Construction Partners, Inc. Class A(Æ) 1,936 159
CoreCivic , Inc.(Æ) 37,246 843
Covenant Logistics Group, Inc. Class A 46,172 919
CRA International, Inc. 502 81
Cross Country Healthcare, Inc.(Æ) 21,961 298
CryoPort , Inc.(Æ) 4,188 23
Custom Truck One Source, Inc.(Æ) 188,904 761
Deluxe Corp. 114,001 1,664
DHT Holdings, Inc. 44,935 480
Dycom Industries, Inc.(Æ) 2,319 389
Eastman Kodak Co.(Æ) 98,453 619
Embraer SA - ADR(Æ) 6,158 283
EMCOR Group, Inc. 2,138 857
Energy Recovery, Inc.(Æ) 7,195 111
EnerSys 26,427 2,289
Ennis, Inc. 12,550 225
Enviri Corp.(Æ)(Ð) 3,475 24
ESCO Technologies, Inc. 2,239 350
EVERTEC, Inc. 9,381 318
ExlService Holdings, Inc.(Æ) 372 18
Exponent, Inc. 4,919 387
Federal Signal Corp. 19,248 1,567
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
First Advantage Corp.(Æ) 5,541 78
Flowserve Corp. 18,624 842
Fluor Corp.(Æ) 42,690 1,490
Franklin Covey Co.(Æ) 2,062 42
Franklin Electric Co., Inc. 3,865 328
FTI Consulting, Inc.(Æ)(Û) 6,110 1,016
GEO Group, Inc. (The)(Æ) 24,603 770
Graco , Inc.(Û) 11,308 923
Green Dot Corp. Class A(Æ) 12,654 106
GXO Logistics, Inc.(Æ) 16,027 581
Heartland Express, Inc.(Ð) 4,294 33
Heidrick & Struggles International, Inc. 4,256 166
Herc Holdings, Inc. Class W(Ð) 5,359 587
Hillman Solutions Corp.(Æ) 39,184 274
HNI Corp. 7,783 329
Holley, Inc.(Æ) 187,184 403
Hub Group, Inc. Class A 8,706 275
Huntington Ingalls Industries, Inc. 6,149 1,416
Hyster -Yale, Inc. 1,960 75
I3 Verticals, Inc. Class A(Æ) 146,099 3,670
Insperity , Inc. 6,615 430
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Integrated Electrical Services, Inc.(Æ) 583 115
International Seaways, Inc. 6,458 219
Kelly Services, Inc. Class A 8,687 100
Kennametal, Inc. 13,314 259
Kforce , Inc. 1,970 75
Knight-Swift Transportation Holdings, Inc. 11,280 442
Korn & Ferry International 7,089 437
Lamb Weston Holdings, Inc. 23,637 1,248
Landstar System, Inc.(Û) 4,440 596
Latham Group, Inc.(Æ) 31,589 173
Limbach Holdings, Inc.(Æ) 24,758 2,370
Mama's Creations, Inc.(Æ) 67,387 445
Manitowoc Co., Inc. (The)(Æ) 47,508 374
ManpowerGroup , Inc. 9,158 394
MARA Holdings, Inc.(Æ) 19,171 256
Marten Transport, Ltd. 141,515 1,817
MasTec , Inc.(Æ) 2,567 327
Matson, Inc. 3,625 396
Maximus, Inc. 3,311 222
Mayville Engineering Co., Inc.(Æ) 1,293 17
Mercury Systems, Inc.(Æ) 7,261 363
Mesa Laboratories, Inc. 27,266 3,142
MillerKnoll , Inc. 128,595 2,109
Mitek Systems, Inc.(Æ) 70,640 585
MSA Safety, Inc. 3,385 533
MSC Industrial Direct Co., Inc. Class A 13,520 1,034
Mueller Industries, Inc. 3,797 279
MYR Group, Inc.(Æ) 8,374 1,024
National CineMedia , Inc. 144,386 827
Orion Group Holdings, Inc.(Æ)(Ð) 164,145 1,049
Paylocity Holding Corp.(Æ) 8,092 1,555
Paymentus Holdings, Inc. Class A(Æ) 7,927 257
Payoneer Global, Inc.(Æ) 48,303 340
Paysafe , Ltd.(Æ) 6,088 93
PHINIA, Inc. 3,781 152
Pitney Bowes, Inc. 80,046 695
Powell Industries, Inc.(Ð) 1,595 292
Primoris Services Corp. 6,589 395
Priority Technology Holdings, Inc.(Æ)(Ð) 50,473 366
Proficient Auto Logistics, Inc.(Æ) 166,232 1,381
PROG Holdings, Inc. 19,537 515
Proto Labs, Inc.(Æ) 7,121 250
Radiant Logistics, Inc.(Æ) 108,435 634
Regal Rexnord Corp. 5,023 532
Repay Holdings Corp.(Æ) 281,735 1,127
Resources Connection, Inc. 297,602 1,707
Riot Blockchain , Inc.(Æ) 55,386 401
Robert Half, Inc.(Û) 43,956 1,947
Ryder System, Inc. 4,831 665
Ryerson Holding Corp. 20,364 476
Saia, Inc.(Æ) 4,461 1,089
Schneider National, Inc. Class B 45,653 981
Scorpio Tankers, Inc. 22,533 849
Scotts Miracle- Gro Co. (The) Class A 16,789 846
Sezzle , Inc.(Æ) 3,954 205
Shyft Group, Inc. (The) 7,854 67
Skyline Champion Corp.(Æ) 17,615 1,524

See accompanying notes which are an integral part of the financial statements.
78 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SkyWest, Inc.(Æ) 7,802 696
Sleep Number Corp.(Æ) 6,184 48
Star Bulk Carriers Corp. 31,612 466
Steelcase, Inc. Class A 13,765 137
Sterling Infrastructure, Inc.(Æ) 5,044 754
StoneCo , Ltd. Class A(Æ) 47,800 672
Stoneridge, Inc.(Æ)(Ð) 123,779 478
Sun Country Airlines Holdings, Inc.(Æ) 75,144 736
Teekay Tankers, Ltd. Class A 29,597 1,260
Tennant Co. 16,168 1,167
Terex Corp. 6,449 227
Tetra Tech, Inc.(Û) 28,857 900
Thermon Group Holdings, Inc.(Æ) 13,572 356
Tidewater, Inc.(Æ) 3,124 113
Titan Machinery, Inc.(Æ) 23,052 382
TopBuild Corp.(Æ) 1,326 392
TriNet Group, Inc.(Û) 7,672 601
TrueBlue , Inc.(Æ)(Ð) 51,207 222
Tutor Perini Corp.(Æ) 46,883 1,006
UFP Industries, Inc. 5,413 535
UniFirst Corp. 1,860 332
V2X, Inc.(Æ) 7,610 379
Watts Water Technologies, Inc. Class A 990 206
Werner Enterprises, Inc. 96,961 2,391
WESCO International, Inc. 792 129
Willscot Holdings Corp. 33,909 852
Xerox Holdings Corp. 32,430 143
ZipRecruiter, Inc. Class A(Æ) 20,523 106
95,504
Technology - 12.5%
8x8, Inc.(Æ) 279,699 495
ACI Worldwide, Inc.(Æ) 13,374 714
ACM Research, Inc. Class A(Æ) 41,193 802
ADTRAN Holdings, Inc.(Æ)(Û) 12,170 93
Alkami Technology, Inc.(Æ) 5,209 139
Alpha & Omega Semiconductor, Ltd.(Æ) 32,578 613
Ambarella , Inc.(Æ) 13,975 671
Amkor Technology, Inc.(Û) 26,116 456
Appfolio , Inc. Class A(Æ)(Ð) 9,353 1,932
Appian Corp. Class A(Æ) 27,555 856
Arteris , Inc.(Æ) 200 1
Asana, Inc. Class A(Æ)(Ð) 13,984 226
AvePoint , Inc.(Æ) 46,729 764
Aviat Networks, Inc.(Æ) 2,114 37
AvidXchange Holdings, Inc.(Æ) 34,090 277
Axcelis Technologies, Inc.(Æ) 3,376 165
Bandwidth, Inc. Class A(Æ) 4,617 57
Benchmark Electronics, Inc. 17,112 557
BigCommerce Holdings, Inc.(Æ)(Ð) 19,552 101
BlackBerry, Ltd.(Æ) 27,017 92
Blend Labs, Inc. Class A(Æ) 205,528 689
Box, Inc. Class A(Æ) 27,494 858
Bumble, Inc. Class A(Æ) 27,564 116
C3.ai, Inc. Class A(Æ) 26,793 590
Calix, Inc.(Æ)(Û) 19,232 787
Cargurus , Inc.(Æ) 24,425 683
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cars.com, Inc.(Æ) 48,051 559
Cellebrite DI, Ltd.(Æ) 8,324 165
Ciena Corp.(Æ) 4,553 306
Cirrus Logic, Inc.(Æ)(Û) 8,528 819
Coherent Corp.(Æ) 3,954 254
CommScope Holding Co., Inc.(Æ) 13,609 51
CommVault Systems, Inc.(Æ) 4,718 789
Conduent , Inc.(Æ) 14,592 31
Consensus Cloud Solutions, Inc. Class
W(Æ) 16,222 322
Couchbase , Inc.(Æ) 8,334 147
Crane NXT Co. 9,444 443
Credo Technology Group Holding, Ltd.(Æ) 7,349 316
CSG Systems International, Inc. 5,479 329
CyberArk Software, Ltd.(Æ) 1,581 557
Daktronics, Inc.(Æ) 40,203 510
Digital Turbine, Inc.(Æ) 285,960 858
DigitalOcean Holdings, Inc.(Æ)(Ð) 10,582 327
Diodes, Inc.(Æ) 11,313 434
Domo, Inc. Class B(Æ)(Ð) 5,297 39
Dropbox, Inc. Class A(Æ)(Ð) 23,800 679
DXC Technology Co.(Æ) 30,012 466
E2open Parent Holdings, Inc.(Æ)(Ð) 5,649 11
EPAM Systems, Inc.(Æ) 322 51
ePlus , Inc.(Æ) 6,933 432
Etsy, Inc.(Æ)(Û) 17,010 740
Eventbrite, Inc. Class A(Æ) 17,837 38
EverQuote , Inc. Class A(Æ) 13,577 322
Extreme Networks, Inc.(Æ) 14,554 192
Fastly , Inc. Class A(Æ) 72,303 416
FormFactor , Inc.(Æ) 10,152 286
Graham Corp.(Æ) 5,897 180
Guidewire Software, Inc.(Æ) 5,596 1,146
IBEX Holdings, Ltd.(Æ) 3,053 76
IDT Corp. Class B 8,087 406
Insight Enterprises, Inc.(Æ) 1,854 256
Integral Ad Science Holding LLC(Æ) 18,955 134
IonQ , Inc.(Æ) 2,986 82
Ituran Location and Control, Ltd. 15,974 574
Jabil, Inc.(Û) 9,054 1,327
Kaltura , Inc.(Æ) 616,536 1,326
KBR, Inc.(Û) 25,814 1,363
Kulicke & Soffa Industries, Inc. 7,496 242
Kyndryl Holdings, Inc.(Æ) 21,604 700
Lumentum Holdings, Inc. Class E(Æ) 5,158 305
Lyft, Inc. Class A(Æ) 62,030 769
Manhattan Associates, Inc.(Æ)(Û) 6,123 1,086
Maplebear , Inc.(Æ)(Ð)(Û) 26,861 1,071
Marqeta , Inc. Class A(Æ) 84,627 354
Match Group, Inc.(Û) 33,282 987
MaxLinear , Inc. Class A(Æ)(Ð) 14,132 141
MediaAlpha , Inc. Class A(Æ) 5,541 47
MeridianLink , Inc.(Æ) 3,187 54
monday.com, Ltd.(Æ) 1,884 529
Napco Security Technologies, Inc.(Û) 33,625 768
nCino , Inc.(Æ) 82,247 1,908
NCR Atleos Corp.(Æ)(Ð) 6,526 182

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 79
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NCR Voyix Corp.(Æ) 37,608 322
NETGEAR, Inc.(Æ)(Û) 6,447 156
Nextdoor Holdings, Inc.(Æ) 10,025 15
nLight , Inc.(Æ)(Ð) 4,290 33
Novanta , Inc.(Æ) 3,070 365
Nutanix , Inc. Class A(Æ) 20,565 1,413
NVE Corp. 25,105 1,459
Oddity Tech, Ltd. Class A(Æ) 5,193 319
Okta , Inc.(Æ) 2,455 275
Olo , Inc. Class A(Æ) 96,296 597
ON24, Inc.(Æ) 3,129 15
Onestream , Inc.(Æ) 12,761 273
Ooma , Inc.(Æ)(Ð) 52,483 642
Opendoor Technologies, Inc.(Æ) 47,373 36
Outbrain , Inc.(Æ) 1,118 4
PAR Technology Corp.(Æ) 7,334 428
PC Connection, Inc.(Û) 500 31
PDF Solutions, Inc.(Æ) 94,258 1,730
Pegasystems , Inc. 40,052 3,688
Photronics , Inc.(Æ) 19,269 352
Porch Group, Inc.(Æ) 158,519 919
Power Integrations, Inc. 5,603 275
Powerfleet , Inc.(Æ) 69,137 348
PROS Holdings, Inc.(Æ) 14,318 245
PubMatic, Inc. Class A(Æ) 9,043 88
Pure Storage, Inc. Class A(Æ)(Ð) 6,272 285
Qualys , Inc.(Æ) 3,121 392
Rackspace Technology, Inc.(Æ) 289,703 394
Radcom , Ltd.(Æ) 31,434 379
Rambus, Inc.(Æ) 10,116 494
Rapid7, Inc.(Æ) 16,689 394
Red Violet, Inc. 14,378 562
Ribbon Communications, Inc.(Æ)(Û) 9,282 30
RingCentral, Inc. Class A(Æ) 17,506 446
Roku, Inc.(Æ)(Û) 11,710 798
Sanmina Corp.(Æ) 7,076 543
SEMrush Holdings, Inc. Class A(Æ) 1,708 18
Semtech Corp.(Æ) 3,710 116
Silicon Laboratories, Inc.(Æ)(Ð) 8,209 835
Silicon Motion Technology Corp. - ADR 17,438 863
SimilarWeb , Ltd.(Æ) 15,005 113
Simulations Plus, Inc. 31,101 1,068
SiTime Corp.(Æ) 2,619 385
Sonos , Inc.(Æ) 36,602 337
SPS Commerce, Inc.(Æ) 3,090 443
Synaptics , Inc.(Æ) 4,487 250
TaskUS , Inc. Class A(Æ) 2,175 30
Telos Corp.(Æ) 6,217 17
Tenable Holdings, Inc.(Æ) 14,058 430
Teradata Corp.(Æ) 38,220 822
Tower Semiconductor, Ltd.(Æ) 19,971 715
TrueCar , Inc.(Æ) 254,850 380
TTM Technologies, Inc.(Æ) 24,426 489
Ubiquiti, Inc.(Û) 479 156
UiPath , Inc. Class A(Æ) 77,464 925
Unisys Corp.(Æ) 11,461 46
Upland Software, Inc.(Æ) 502 1
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Varonis Systems, Inc.(Æ) 7,566 324
Verint Systems, Inc.(Æ) 24,012 424
Vimeo, Inc.(Æ) 269,046 1,356
Vishay Intertechnology , Inc. 179,828 2,336
Vivid Seats, Inc. Class A(Æ) 216,115 607
VTEX Class A(Æ) 68,433 369
Weave Communications, Inc.(Æ) 10,245 109
Wix.com, Ltd.(Æ) 1,089 185
Workiva , Inc.(Æ) 16,863 1,269
Xperi , Inc.(Æ) 8,144 60
Yelp, Inc. Class A(Æ) 7,600 267
Yext , Inc.(Æ)(Ð) 14,894 101
Zeta Global Holdings Corp. Class A(Æ) 44,832 586
74,850
Utilities - 3.6%
Artesian Resources Corp. Class A 35,155 1,249
Avista Corp. 7,732 321
BKV Corp.(Æ) 27,378 496
Black Hills Corp. 7,672 467
California Resources Corp. 6,948 240
CNX Resources Corp.(Æ) 15,031 442
Comstock Resources, Inc.(Æ)(Ð)(Û) 15,105 276
Evolution Petroleum Corp. 261,401 1,095
Excelerate Energy, Inc. Class A(Û) 142,109 3,635
Golar LNG, Ltd. 13,845 588
Gulfport Energy Corp.(Æ)(Û) 5,528 954
IDACORP, Inc. 10,232 1,208
Infinity Natural Resources, Inc. Class A(Æ) 31,721 487
Lumen Technologies, Inc.(Æ) 75,565 268
Magnolia Oil & Gas Corp. Class A 45,912 943
Middlesex Water Co. 9,258 584
New Jersey Resources Corp. 6,931 339
Northwestern Energy Group, Inc. 14,322 834
ONE Gas, Inc. 5,256 413
Permian Resources Corp. 85,313 1,007
Portland General Electric Co. 27,721 1,168
RGC Resources, Inc. 23,743 498
SandRidge Energy, Inc. 29,974 273
Southwest Gas Holdings, Inc. 4,544 328
Spire, Inc. 16,557 1,267
Talen Energy Corp.(Æ) 722 155
Talos Energy, Inc.(Æ) 43,960 302
Unitil Corp. 13,310 781
Vital Energy, Inc.(Æ) 10,800 153
York Water Co. (The) 18,917 666
21,437
Total Common Stocks
(cost $591,127) 600,638
Short-Term Investments - 3.7%
U.S. Cash Management Fund(@) 22,226,683 (∞) 22,220
Total Short-Term Investments
(cost $22,221) 22,220

See accompanying notes which are an integral part of the financial statements.
80 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Investments - 103.7%
(identified cost $613,348) 622,858
Securities Sold Short - (3.7)%
Consumer Discretionary - (0.4)%
Advanced Energy Industries, Inc. (871) (85)
Altice USA, Inc. Class A(Æ) (16,676) (41)
Asbury Automotive Group, Inc.(Æ) (1,156) (252)
Atlanta Braves Holdings, Inc. Class C(Æ) (1,020) (41)
Beyond, Inc.(Æ) (5,500) (22)
Clear Channel Outdoor Holdings, Inc.(Æ) (25,311) (25)
Dutch Bros, Inc. Class A(Æ) (6,643) (397)
EVE Holding, Inc.(Æ) (3,124) (11)
GrowGeneration Corp.(Æ) (2,000) (2)
Hilton Grand Vacations, Inc.(Æ) (2,999) (101)
Jack in the Box, Inc. (2,905) (76)
Joby Aviation, Inc.(Æ) (58,014) (366)
LGI Homes, Inc.(Æ) (262) (14)
Lithia Motors, Inc. Class A (1,310) (384)
Portillo's, Inc. Class A(Æ) (1,355) (14)
Potbelly Corp.(Æ) (1,200) (10)
Tapestry, Inc. (5,283) (373)
Topgolf Callaway Brands Corp.(Æ) (32,708) (216)
(2,430)
Consumer Staples - (0.0)%
Alico , Inc. (512) (15)
Cadiz, Inc.(Æ) (5,388) (15)
Olaplex Holdings, Inc.(Æ) (25,255) (33)
Quanex Building Products Corp. (7,835) (129)
Westrock Coffee Co.(Æ) (3,942) (23)
(215)
Energy - (0.2)%
Aemetis , Inc.(Æ) (4,271) (5)
ASP Isotopes, Inc.(Æ) (6,628) (35)
Centrus Energy Corp. Class A(Æ) (1,043) (72)
Cleanspark , Inc.(Æ) (985) (8)
Enphase Energy, Inc.(Æ) (172) (8)
First Solar, Inc.(Æ) (153) (19)
Innovex International, Inc.(Æ) (350) (5)
Kodiak Gas Services, Inc. (5,261) (179)
Shoals Technologies Group, Inc. Class A(Æ) (51,811) (187)
Sitio Royalties Corp. Class A (8,220) (140)
Solaris Energy Infrastructure, Inc. Class A (3,086) (65)
Sunnova Energy International, Inc.(Æ) (38,876) (7)
T1 Energy, Inc.(Æ) (25,165) (31)
TPI Composites, Inc.(Æ) (6,554) (6)
Uranium Energy Corp.(Æ) (75,780) (398)
Warrior Met Coal, Inc. (4,659) (223)
(1,388)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Financial Services - (0.4)%
AGNC Investment Corp.(ö) (17,455) (154)
AirSculpt Technologies, Inc.(Æ) (4,560) (10)
Applied Digital Corp.(Æ) (6,888) (31)
BGC Group, Inc. Class A (22,216) (201)
Burke & Herbert Financial Services Corp. (901) (50)
California BanCorp (Æ) (1,194) (17)
Cipher Mining, Inc.(Æ) (11,908) (34)
Dynex Capital, Inc.(ö) (14,029) (173)
Ellington Financial, Inc.(ö) (774) (10)
FTAI Infrastructure, Inc. (1,600) (7)
Glacier Bancorp, Inc. (4,545) (185)
Global Net Lease, Inc.(ö) (27,830) (210)
HA Sustainable Infrastructure Capital, Inc. (10,399) (260)
Independence Realty Trust, Inc.(ö) (2,279) (44)
MBIA, Inc.(Æ) (6,334) (30)
Old National Bancorp (19,208) (396)
Ready Capital Corp.(ö) (17,194) (77)
Rithm Property Trust, Inc.(ö) (1,000) (3)
Shift4 Payments, Inc. Class A(Æ) (4,399) (360)
Sky Harbour Group Corp.(Æ) (1,621) (17)
UWM Holdings Corp. (14,531) (68)
WisdomTree , Inc. (4,372) (38)
(2,375)
Health Care - (0.7)%
4D Molecular Therapeutics, Inc.(Æ) (3,789) (13)
Acadia Healthcare Co., Inc.(Æ) (7,422) (174)
Apogee Therapeutics, Inc.(Æ) (4,732) (186)
ArriVent Biopharma, Inc.(Æ) (1,120) (24)
Astria Therapeutics, Inc.(Æ) (2,680) (14)
aTyr Pharma, Inc.(Æ) (5,172) (18)
Avidity Biosciences, Inc.(Æ) (8,508) (278)
Axsome Therapeutics, Inc.(Æ) (2,835) (318)
Black Diamond Therapeutics, Inc.(Æ) (5,600) (10)
CARGO Therapeutics, Inc.(Æ) (4,908) (22)
Celcuity , Inc.(Æ) (2,298) (26)
CG Oncology, Inc.(Æ) (8,027) (216)
ClearPoint Neuro, Inc.(Æ) (1,445) (21)
Climb Bio, Inc.(Æ) (455) (1)
Coherus BioSciences , Inc.(Æ) (14,800) (15)
Corbus Pharmaceuticals Holdings, Inc.(Æ) (3,755) (28)
Crinetics Pharmaceuticals, Inc.(Æ) (5,950) (199)
Day One Biopharmaceuticals, Inc.(Æ) (4,017) (31)
Dianthus Therapeutics, Inc.(Æ) (2,125) (46)
Edgewise Therapeutics, Inc.(Æ) (4,151) (68)
Eledon Pharmaceuticals, Inc.(Æ) (4,581) (14)
ETON Pharmaceuticals, Inc.(Æ) (1,532) (26)
Geron Corp.(Æ) (149,181) (210)
Globus Medical, Inc. Class A(Æ) (1,093) (78)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 81
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Immunovant , Inc.(Æ) (1,267) (20)
Inhibikase Therapeutics, Inc.(Æ) (1,714) (4)
Inhibrx Biosciences, Inc.(Æ) (1,358) (17)
INmune Bio, Inc.(Æ) (2,094) (16)
Inozyme Pharma, Inc.(Æ) (7,000) (8)
Insmed , Inc.(Æ) (6,329) (456)
Joint Corp. (The)(Æ) (1,922) (19)
KalVista Pharmaceuticals, Inc.(Æ) (3,757) (52)
Lexeo Therapeutics, Inc.(Æ) (4,287) (17)
Lexicon Pharmaceuticals, Inc.(Æ) (24,129) (18)
Lifecore Biomedical, Inc.(Æ) (2,000) (14)
Multiplan Corp.(Æ) (587) (13)
Neogen Corp.(Æ) (17,210) (87)
Oruka Therapeutics, Inc. (1,036) (11)
Perspective Therapeutics, Inc.(Æ) (2,408) (6)
PROCEPT BioRobotics Corp.(Æ) (3,359) (181)
Protagonist Therapeutics, Inc.(Æ) (2,760) (126)
RadNet , Inc.(Æ) (4,895) (256)
Replimune Group, Inc.(Æ) (6,497) (64)
Revolution Medicines, Inc.(Æ) (10,326) (417)
Savara , Inc.(Æ) (11,651) (37)
TScan Therapeutics, Inc.(Æ) (2,000) (3)
Vaxcyte , Inc.(Æ) (5,681) (204)
Viridian Therapeutics, Inc.(Æ) (7,048) (95)
(4,177)
Materials and Processing - (0.2)%
Alcoa Corp. (14,696) (360)
Compass Minerals International, Inc.(Æ) (9,229) (124)
Contango ORE, Inc.(Æ) (1,947) (28)
Dakota Gold Corp.(Æ) (6,027) (16)
Ivanhoe Electric, Inc.(Æ) (13,819) (87)
LSI Industries, Inc. (2,372) (36)
Modine Manufacturing Co.(Æ) (923) (76)
VSE Corp. (1,792) (205)
(932)
Producer Durables - (0.7)%
908 Devices, Inc.(Æ) (7,084) (39)
AeroVironment , Inc.(Æ) (2,140) (324)
American Superconductor Corp.(Æ) (12,138) (241)
Bloom Energy Corp. Class A(Æ) (712) (13)
Casella Waste Systems, Inc. Class A(Æ) (4,179) (491)
Commercial Vehicle Group, Inc.(Æ) (1,000) (1)
Deluxe Corp. (4,410) (64)
Dorman Products, Inc.(Æ) (815) (92)
First Advantage Corp.(Æ) (9,380) (132)
Forward Air Corp.(Æ) (8,003) (118)
I3 Verticals, Inc. Class A(Æ) (2,544) (64)
indie Semiconductor, Inc. Class A(Æ) (19,120) (38)
JBT Marel Corp. (3,062) (322)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Loar Holdings, Inc.(Æ) (828) (78)
Mercury Systems, Inc.(Æ) (3,545) (177)
Mirion Technologies, Inc.(Æ) (12,944) (204)
Montrose Environmental Group, Inc.(Æ) (3,000) (44)
National CineMedia , Inc. (1,635) (9)
NET Power, Inc.(Æ) (4,407) (8)
NuScale Power Corp.(Æ) (20,650) (342)
OSI Systems, Inc.(Æ) (921) (189)
Proficient Auto Logistics, Inc.(Æ) (1,700) (14)
RBC Bearings, Inc.(Æ) (1,421) (467)
Tidewater, Inc.(Æ) (2,202) (80)
Willscot Holdings Corp. (972) (25)
Zurn Elkay Water Solutions Corp. (8,812) (299)
(3,875)
Technology - (0.9)%
Aehr Test Systems(Æ) (1,301) (11)
Allegro MicroSystems , Inc.(Æ) (7,693) (147)
Applied Optoelectronics, Inc.(Æ) (2,283) (29)
BlackSky Technology, Inc.(Æ) (2,864) (24)
Cantaloupe, Inc.(Æ) (6,594) (53)
CEVA, Inc.(Æ) (3,527) (92)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (15,706) (357)
Coherent Corp.(Æ) (6,786) (437)
Concentrix Corp. (3,906) (199)
Digi International, Inc.(Æ) (3,634) (99)
Digital Turbine, Inc.(Æ) (8,253) (25)
Entegris , Inc. (1,121) (89)
Five9, Inc.(Æ) (8,090) (203)
Gen Digital, Inc. (19,577) (506)
Immersion Corp. (8,858) (64)
Impinj , Inc.(Æ) (4,307) (397)
Lattice Semiconductor Corp.(Æ) (8,900) (436)
Lumentum Holdings, Inc. Class E(Æ) (5,563) (328)
MACOM Technology Solutions Holdings,
Inc.(Æ) (141) (15)
Navitas Semiconductor Corp.(Æ) (1,181) (2)
nCino , Inc.(Æ) (610) (14)
NextNav , Inc.(Æ) (15,854) (197)
PAR Technology Corp.(Æ) (5,173) (302)
Powerfleet , Inc.(Æ) (12,590) (63)
Progress Software Corp. (6,451) (387)
ServiceTitan , Inc. Class A(Æ) (95) (11)
Simulations Plus, Inc. (1,636) (56)
SoundHound AI, Inc. Class A(Æ) (1,880) (17)
Unity Software, Inc.(Æ) (19,971) (421)
Verint Systems, Inc.(Æ) (5,713) (101)
ViaSat , Inc.(Æ) (40,131) (372)
Wolfspeed , Inc.(Æ) (47,837) (170)

See accompanying notes which are an integral part of the financial statements.
82 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(5,624)
Utilities - (0.2)%
Expand Energy Corp. (3,720) (386)
Gogo , Inc.(Æ) (5,800) (44)
Kosmos Energy, Ltd.(Æ) (117,644) (181)
New Fortress Energy LLC (9,537) (52)
NextDecade Corp.(Æ) (6,427) (48)
Sable Offshore Corp.(Æ) (5,084) (95)
UGI Corp. (14,148) (464)
Vitesse Energy, Inc. (3,664) (75)
(1,345)
Total Securities Sold Short
(proceeds $23,790) (22,361)
Other Assets and Liabilities,
Net - (0.0)%
(19)
Net Assets - 100.0%
600,478

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 83
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 212 USD 20,880 06/25 (968)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (968)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 65,108 $ — $ —
$ —
$ 65,108 10 .8
Consumer Staples 16,305 — —
—
16,305 2 .7
Energy 23,607 — —
—
23,607 3 .9
Financial Services 142,409 — —
—
142,409 23 .7
Health Care 114,689 — 65
—
114,754 19 .1
Materials and Processing 46,616 — 48
—
46,664 7 .8
Producer Durables 95,504 — —
—
95,504 15 .9
Technology 74,850 — —
—
74,850 12 .5
Utilities 21,437 — —
—
21,437 3 .6
Short-Term Investments — — — 22,220 22,220 3 .7
Total Investments 600,525 — 113 22,220 622,858 103 .7
Securities Sold Short
*
(22,361) — — — (22,361) (3. 7)
Other Assets and Liabilities, Net
(—)
***
100 .0
Other Financial Instruments
A
Liabilities
Futures Contracts (968) — — — (968) (0.2)
Total Other Financial Instruments
**
$ (968) $ — $ — $ — $ (968)
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
***
Less than .05% of net assets.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
84 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
0
Variation margin on futures contracts $ 968
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 5,303 $ —
Foreign currency exchange contracts — (1)
Total
$ 5,303 $ (1)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ ( 3 94) $ —
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 85
Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2025 (Unaudited)
^      Collateral pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 22,361 $ — $ 22,361
Total Financial and Derivative Liabilities
22,361 — 22,361
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 22,361 $ — $ 22,361
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 22,361 $ — $ 22,361 $ —
Total
$ 22,361 $ — $ 22,361 $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
86 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 613,348
Investments, at fair value(>) ........................................................................................................................................................
622,858
Receivables:
Dividends and interest ...................................................................................................................................................... 73
Dividends from affiliated funds ....................................................................................................................................... 89
Investments sold ............................................................................................................................................................... 3,679
Fund shares sold ............................................................................................................................................................... 481
From broker(a) ................................................................................................................................................................. 3,315
Prepaid expenses .......................................................................................................................................................................... 5
Total assets ...............................................................................................................................................................
630,500
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 2
Investments purchased ..................................................................................................................................................... 5,481
Fund shares redeemed ...................................................................................................................................................... 539
Accrued fees to affiliates .................................................................................................................................................. 436
Other accrued expenses .................................................................................................................................................... 235
Variation margin on futures contracts .............................................................................................................................. 968
Securities sold short, at fair value(‡) ........................................................................................................................................... 22,361
Total liabilities ...........................................................................................................................................................
30,022
Net Assets ...............................................................................................................................................................
$ 600,478

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 87
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 11,115
Shares of beneficial interest .........................................................................................................................................................
268
Additional paid-in capital ............................................................................................................................................................
589,095
Net Assets ...............................................................................................................................................................
$ 600,478
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) ..........................................................................................................................................
$ 21.90
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 23.24
Class A — Net assets ........................................................................................................................................................... $ 12,676,599
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 578,889
Net asset value per share: Class C (#) ..........................................................................................................................................
$ 18.37
Class C — Net assets ........................................................................................................................................................... $ 5,185,441
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 282,287
Net asset value per share: Class M (#) .........................................................................................................................................
$ 22.39
Class M — Net assets .......................................................................................................................................................... $ 84,335,309
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 3,766,264
Net asset value per share: Class R6 (#) ........................................................................................................................................
$ 22.43
Class R6 — Net assets ......................................................................................................................................................... $ 1,360,211
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 60,648
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 22.44
Class S — Net assets ............................................................................................................................................................ $ 429,841,554
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 19,153,687
Net asset value per share: Class Y (#) ..........................................................................................................................................
$ 22.43
Class Y — Net assets ........................................................................................................................................................... $ 67,079,207
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 2,990,786
Amounts in thousands
(‡)     Proceeds on securities sold short $ 23,790
(>)     Investments in affiliates, U.S. Cash Management Fund $ 22,220
(a)   Receivable from Broker for Futures $ 3,315
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
88 U.S. Small Cap Equity Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 6,3 49
Dividends from affiliated funds ....................................................................................................................................... 700
Interest .............................................................................................................................................................................. 56
Total investment income ..............................................................................................................................................................
7,10 5
Expenses
Advisory fees ................................................................................................................................................................... 2,471
Administrative fees .......................................................................................................................................................... 169
Custodian fees .................................................................................................................................................................. 81
Distribution fees - Class A ............................................................................................................................................... 18
Distribution fees - Class C ............................................................................................................................................... 23
Transfer agent fees - Class A ........................................................................................................................................... 14
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 93
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 508
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 56
Registration fees ............................................................................................................................................................... 51
Shareholder servicing fees - Class C ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 22
Printing fees ..................................................................................................................................................................... 55
Dividends from securities sold short ................................................................................................................................ 158
Interest expense paid on securities sold short .................................................................................................................. 124
Miscellaneous .................................................................................................................................................................. 6 0
Expenses before reductions .............................................................................................................................................. 3,92 0
Expense reductions .......................................................................................................................................................... (167)
Net expenses ................................................................................................................................................................................
3,75 3
Net investment income (loss) .......................................................................................................................................................
3,352
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 27,355
Investments in affiliated funds ......................................................................................................................................... (6)
Futures contracts .............................................................................................................................................................. 5,303
Foreign currency exchange contracts ............................................................................................................................... (1)
Securities sold short ......................................................................................................................................................... (783)
Foreign currency-related transactions .............................................................................................................................. (9)
Net realized gain (loss) ................................................................................................................................................................
31,859
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (103,199)
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (394)
Securities sold short ......................................................................................................................................................... 4,591
Foreign currency-related transactions .............................................................................................................................. 4
Net change in unrealized appreciation (depreciation) ................................................................................................................. (98,999)
Net realized and unrealized gain (loss) ........................................................................................................................................ (67,140)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (63,788)

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 89
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 3,352 $ 5,912
Net realized gain (loss) ....................................................................................................................... 31,859 73,325
Net change in unrealized appreciation (depreciation) ........................................................................ (98,999) 135,458
Net increase (decrease) in net assets from operations .............................................................................. (63,788) 214,695
Distributions
To shareholders
Class A .......................................................................................................................................... (1,670) (321)
Class C .......................................................................................................................................... (800) (172)
Class M ......................................................................................................................................... (10,947) (2,613)
Class R6 ........................................................................................................................................ (377) (16)
Class S .......................................................................................................................................... (59,611) (16,361)
Class Y .......................................................................................................................................... (9,703) (2,389)
Net decrease in net assets from distributions ............................................................................................ (83,108) (21,872)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (111,821) (91,071)
Total Net Increase (Decrease) in Net Assets ........................................................................
(258,717) 101,752
Net Assets
Beginning of period .................................................................................................................................. 859,195 757,443
End of period .............................................................................................................................................
$ 600,478 $ 859,195

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
90 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 47 $ 1,188 61 $ 1,591
Proceeds from reinvestment of distributions 67 1,666 12 320
Payments for shares redeemed (63) (1,564) (105) (2,766)
Net increase (decrease)
51 1,290 (32) (855)
Class C
Proceeds from shares sold 6 126 9 214
Proceeds from reinvestment of distributions 38 799 8 172
Payments for shares redeemed (32) (698) (87) (1,967)
Net increase (decrease)
12 227 (70) (1,581)
Class M
Proceeds from shares sold 773 19,785 702 18,958
Proceeds from reinvestment of distributions 431 10,936 100 2,613
Payments for shares redeemed (1,247) (34,331) (857) (23,039)
Net increase (decrease)
(43) (3,610) (55) (1,468)
Class R6
Proceeds from shares sold 374 9,806 60 1,633
Proceeds from reinvestment of distributions 15 377 1 16
Payments for shares redeemed (384) (9,970) (21) (583)
Net increase (decrease)
5 213 40 1,066
Class S
Proceeds from shares sold 1,631 43,824 2,288 60,412
Proceeds from reinvestment of distributions 2,333 59,339 621 16,305
Payments for shares redeemed (7,418) (211,635) (5,660) (151,078)
Net increase (decrease)
(3,454) (108,472) (2,751) (74,361)
Class Y
Proceeds from shares sold 159 3,376 47 1,232
Proceeds from reinvestment of distributions 382 9,703 91 2,388
Payments for shares redeemed (591) (14,548) (643) (17,492)
Net increase (decrease)
(50) (1,469) (505) (13,872)
Total increase (decrease)
(3,479) $ (111,821) (3,373) $ (91,071)

See accompanying notes which are an integral part of the financial statements.
92 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2025* 27.76 .08 (2.75) (2.67) (.37) (2.82)
October 31, 2024 22.04 .10 6.20 6.30 (.06) (.52)
October 31, 2023 25.20 .11 (2.12) (2.01) (.06) (1.09)
October 31, 2022 38.76 .01 (4.34) (4.33) — (9.23)
October 31, 2021 24.25 (.05) 14.65 14.60 (.09) —
October 31, 2020 27.44 (—)
(Ɵ)
(2.07) (2.07) (.13) (.99)
Class C
April 30, 2025* 23.69 (.01) (2.30) (2.31) (.19) (2.82)
October 31, 2024 18.96 (.08) 5.33 5.25 — (.52)
October 31, 2023 21.96 (.06) (1.85) (1.91) — (1.09)
October 31, 2022 35.21 (.17) (3.85) (4.02) — (9.23)
October 31, 2021 22.12 (.29) 13.38 13.09 — —
October 31, 2020 25.19 (.17) (1.91) (2.08) — (.99)
Class M
April 30, 2025* 28.37 .14 (2.82) (2.68) (.48) (2.82)
October 31, 2024 22.51 .21 6.33 6.54 (.16) (.52)
October 31, 2023 25.72 .21 (2.17) (1.96) (.16) (1.09)
October 31, 2022 39.32 .12 (4.42) (4.30) (.07) (9.23)
October 31, 2021 24.58 .09 14.84 14.93 (.19) —
October 31, 2020 27.82 .09 (2.09) (2.00) (.25) (.99)
Class R6
April 30, 2025* 28.42 .07 (2.75) (2.68) (.49) (2.82)
October 31, 2024 22.55 —
(Ɵ)
6.56 6.56 (.17) (.52)
October 31, 2023 25.77 .22 (2.18) (1.96) (.17) (1.09)
October 31, 2022 39.38 .14 (4.43) (4.29) (.09) (9.23)
October 31, 2021 24.60 .10 14.85 14.95 (.17) —
October 31, 2020 27.83 .16 (2.15) (1.99) (.25) (.99)
Class S
April 30, 2025* 28.40 .12 (2.82) (2.70) (.44) (2.82)
October 31, 2024 22.53 .18 6.35 6.53 (.14) (.52)
October 31, 2023 25.74 .19 (2.19) (2.00) (.12) (1.09)
October 31, 2022 39.33 .09 (4.42) (4.33) (.03) (9.23)
October 31, 2021 24.59 .05 14.85 14.90 (.16) —
October 31, 2020 27.82 .07 (2.09) (2.02) (.22) (.99)
Class Y
April 30, 2025* 28.42 .14 (2.81) (2.67) (.50) (2.82)
October 31, 2024 22.55 .22 6.35 6.57 (.18) (.52)
October 31, 2023 25.77 .22 (2.17) (1.95) (.18) (1.09)
October 31, 2022 39.38 .14 (4.43) (4.29) (.09) (9.23)
October 31, 2021 24.61 .12 14.85 14.97 (.20) —
October 31, 2020 27.84 .11 (2.09) (1.98) (.26) (.99)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 93
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)(∆)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(3.19) 21.90 (10.98) 12,677 1.37 1.37 .65 40
(.58) 27.76 28.81 14,646 1.37 1.37 .38 76
(1.15) 22.04 (8.23) 12,342 1.38 1.38 .46 80
(9.23) 25.20 (13.71) 15,358 1.34 1.34 .05 95
(.09) 38.76 60.30 19,963 1.35 1.35 (.15) 110
(1.12) 24.25 (8.05) 12,998 1.42 1.42 (.01) 132
(3.01) 18.37 (11.30) 5,185 2.12 2.12 (.10) 40
(.52) 23.69 27.87 6,415 2.12 2.12 (.36) 76
(1.09) 18.96 (8.98) 6,462 2.13 2.13 (.29) 80
(9.23) 21.96 (14.35) 8,052 2.09 2.09 (.70) 95
— 35.21 59.18 11,220 2.10 2.10 (.89) 110
(.99) 22.12 (8.78) 8,005 2.17 2.17 (.75) 132
(3.30) 22.39 (10.82) 84,335 1.12 .98 1.07 40
(.68) 28.37 29.32 108,075 1.12 .98 .77 76
(1.25) 22.51 (7.88) 86,971 1.13 .99 .83 80
(9.30) 25.72 (13.38) 139,979 1.09 .95 .44 95
(.19) 39.32 60.95 167,700 1.10 .96 .24 110
(1.24) 24.58 (7.72) 87,186 1.17 1.03 .36 132
(3.31) 22.43 (10.78) 1,360 .97 .95 .54 40
(.69) 28.42 29.36 1,586 .97 .95 .77 76
(1.26) 22.55 (7.86) 356 .98 .96 .89 80
(9.32) 25.77 (13.35) 532 .94 .92 .48 95
(.17) 39.38 60.96 912 .95 .93 .27 110
(1.24) 24.60 (7.67) 395 .98 .96 .56 132
(3.26) 22.44 (10.86) 429,842 1.12 1.08 .93 40
(.66) 28.40 29.21 642,064 1.12 1.08 .67 76
(1.21) 22.53 (8.00) 571,387 1.13 1.09 .75 80
(9.26) 25.74 (13.46) 809,051 1.09 1.05 .34 95
(.16) 39.33 60.76 1,147,967 1.10 1.06 .15 110
(1.21) 24.59 (7.78) 934,202 1.17 1.13 .28 132
(3.32) 22.43 (10.78) 67,079 .92 .92 1.09 40
(.70) 28.42 29.38 86,409 .92 .92 .83 76
(1.27) 22.55 (7.83) 79,925 .93 .93 .90 80
(9.32) 25.77 (13.33) 94,100 .89 .89 .49 95
(.20) 39.38 61.06 166,076 .90 .90 .33 110
(1.25) 24.61 (7.64) 225,968 .97 .97 .44 132

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
94 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 339,635
Administrative fees 23,330
Distribution fees 5,669
Shareholder servicing fees 1,04 2
Transfer agent fees 63,072
Trustees' fees 3,695
$ 436,443
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 37,310 $ 270,472 $ 285,555 $ (6) $ (1) $ 22,220 $ 700 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 622,42 4,237 $ 205,308,7 5 4 $ (228,204,145) $ (2 2,895 , 391)

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 95
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.9%
Australia - 5.0%
ANZ Group Holdings, Ltd. 16,044 308
Aristocrat Leisure, Ltd. 3,989 171
ASX, Ltd. 2,775 126
BHP Group, Ltd. 21,717 515
BlueScope Steel, Ltd. 5,533 85
Brambles, Ltd. 13,048 172
CAR Group, Ltd. 2,456 53
Cochlear, Ltd. 357 63
Coles Group, Ltd. 8,785 119
Commonwealth Bank of Australia 6,196 663
Computershare, Ltd. 1,161 30
Endeavour Group, Ltd. 13,848 35
Fortescue, Ltd. 12,754 130
Goodman Group(ö) 6,971 135
GPT Group (The)(ö) 11,899 35
Insurance Australia Group, Ltd. 12,999 68
Lottery Corp., Ltd. (The) 8,441 28
Macquarie Group, Ltd. 836 104
Medibank Pvt, Ltd. 41,214 123
Mineral Resources, Ltd.(Æ) 685 9
National Australia Bank, Ltd. 8,060 187
Northern Star Resources, Ltd. 14,885 183
Orica, Ltd. 7,473 78
Pro Medicus, Ltd. 783 116
Qantas Airways, Ltd. 5,318 30
QBE Insurance Group, Ltd. 23,117 321
Ramsay Health Care, Ltd. 1,165 25
REA Group, Ltd. 771 123
Reece, Ltd. 1,557 16
Rio Tinto PLC 6,241 372
Rio Tinto, Ltd. 2,376 180
Santos, Ltd. 33,088 128
Scentre Group(ö) 18,755 43
SGH, Ltd. 1,224 40
Sonic Healthcare, Ltd. 1,182 20
Stockland(ö) 16,077 57
Suncorp Group, Ltd. 8,878 115
Telstra Group, Ltd. 28,409 82
Transurban Group(Æ) 5,935 54
Vicinity, Ltd.(ö) 24,109 37
Wesfarmers, Ltd. 3,556 179
Westpac Banking Corp. 10,696 226
WiseTech Global, Ltd. 1,834 104
Woodside Energy Group, Ltd. 10,037 130
Woolworths Group, Ltd. 3,286 66
5,884
Austria - 0.3%
Erste Group Bank AG 2,174 146
Mondi PLC 6,542 100
OMV AG 1,488 77
323
Belgium - 0.7%
Ageas SA 1,877 118
Anheuser-Busch InBev SA 2,798 184
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
D'ieteren SA 133 27
Groupe Bruxelles Lambert SA 202 16
KBC Groep NV 1,775 164
Lotus Bakeries NV 6 58
Sofina SA 106 30
Syensqo SA 1,306 94
UCB SA 938 172
863
Brazil - 0.2%
Wheaton Precious Metals Corp. 1,579 132
Yara International ASA 3,096 101
233
Burkina Faso - 0.0%
Endeavour Mining PLC 1,168 31
Canada - 9.9%
Agnico Eagle Mines, Ltd. 1,528 180
Air Canada Class B(Æ) 757 8
Alimentation Couche-Tard, Inc. 2,353 123
AltaGas, Ltd. 1,386 41
ARC Resources, Ltd. 7,954 147
Bank of Montreal 1,436 138
Bank of Nova Scotia (The) 4,970 249
Barrick Gold Corp. 15,807 301
Brookfield Asset Management, Inc.
Class A 4,768 254
Brookfield Corp. 3,849 207
CAE, Inc.(Æ) 1,091 27
Cameco Corp. 2,484 112
Canadian Imperial Bank of Commerce 4,872 307
Canadian National Railway Co. 1,520 147
Canadian Natural Resources, Ltd. 6,829 196
Canadian Pacific Kansas City, Ltd. 1,933 140
Canadian Tire Corp., Ltd. Class A 565 62
Canadian Utilities, Ltd. Class A 812 23
CCL Industries, Inc. Class B 2,967 155
Cenovus Energy, Inc. 12,436 146
CGI, Inc. 1,240 132
Constellation Software, Inc. 104 375
Descartes System Group, Inc. (The)(Æ) 768 81
Dollarama, Inc. 2,298 284
Element Fleet Management Corp. 5,825 128
Emera, Inc. 1,448 65
Empire Co., Ltd. Class A 3,264 121
Enbridge, Inc. 7,240 339
Fairfax Financial Holdings, Ltd. 228 356
FirstService Corp. 389 68
Fortis, Inc. 1,508 75
George Weston, Ltd. 167 33
Gildan Activewear, Inc. Class A 1,109 51
Great-West Lifeco, Inc. 3,505 136
Hydro One, Ltd.(Þ) 1,357 52
iA Financial Corp., Inc. 1,335 130
IGM Financial, Inc. 830 26
Imperial Oil, Ltd. 2,273 153

See accompanying notes which are an integral part of the financial statements.
96 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intact Financial Corp. 1,767 392
Keyera Corp. 2,544 79
Kinross Gold Corp. 28,098 415
Loblaw Cos., Ltd. 1,637 266
Magna International, Inc. Class A 2,821 98
Manulife Financial Corp. 9,200 282
MEG Energy Corp. Class A 3,820 54
Metro, Inc. Class A 1,272 98
National Bank of Canada 1,829 161
Nutrien, Ltd. 4,435 253
Onex Corp. 329 23
Open Text Corp. 3,546 96
Pan American Silver Corp. 1,562 39
Parkland Corp. 2,033 51
Power Corp. of Canada 4,170 158
Quebecor, Inc. Class B 2,485 68
RB Global, Inc. 514 52
Rogers Communications, Inc. Class B 4,075 106
Royal Bank of Canada 6,566 788
Saputo, Inc. 2,235 44
Shopify, Inc. Class A(Æ) 5,015 477
Stantec, Inc. 708 62
Sun Life Financial, Inc. 5,698 340
Suncor Energy, Inc. 7,194 254
TC Energy Corp. 4,343 219
TELUS Corp. 2,823 43
TFI International, Inc. 842 68
Thomson Reuters Corp. 280 52
TMX Group, Ltd. 4,279 173
Toromont Industries, Ltd. 973 82
Toronto-Dominion Bank (The) 5,924 379
Tourmaline Oil Corp. 3,915 173
West Fraser Timber Co., Ltd. 801 59
WSP Global, Inc. 861 153
11,625
Chile - 0.1%
Antofagasta PLC 2,480 55
Lundin Mining Corp. 2,840 23
78
China - 0.5%
Bank of China (Hong Kong), Ltd. 43,500 181
Prosus NV 3,607 169
SITC International Holdings Co., Ltd. 20,000 56
Wilmar International, Ltd. 25,000 59
Yangzijiang Shipbuilding Holdings,
Ltd. 52,300 90
555
Congo, the Democratic Republic of the - 0.0%
Ivanhoe Mines, Ltd. Class A(Æ) 2,657 24
Denmark - 1.9%
AP Moller - Maersk A/S Class B 101 174
Carlsberg A/S Class B 367 50
Coloplast A/S Class B 562 64
Danske Bank A/S 3,910 137
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Demant A/S(Æ) 911 33
DSV A/S 315 67
Genmab A/S(Æ) 398 84
Novo Nordisk A/S Class B 15,933 1,061
Novonesis (Novozymes) B Class B 3,295 214
Orsted A/S Class A(Æ)(Þ) 511 20
Pandora A/S 709 105
Rockwool A/S Class B 910 42
Tryg A/S 3,868 93
Vestas Wind Systems A/S 2,095 28
2,172
Finland - 0.9%
Elisa OYJ 2,051 110
Fortum OYJ 6,364 107
Kesko OYJ Class B 1,300 30
Kone OYJ Class B 1,852 115
Neste OYJ 2,723 28
Nokia OYJ 28,174 141
Nordea Bank Abp 10,081 140
Orion OYJ Class B 1,654 104
Sampo OYJ Class A 11,136 111
UPM-Kymmene OYJ 4,133 109
Wartsila OYJ Abp Class B 3,971 73
1,068
France - 6.6%
Accor SA 1,420 70
Airbus SE 641 107
Alstom SA(Æ) 1,861 45
Amundi SA(Þ) 596 47
Arkema SA 741 56
AXA SA 10,216 484
bioMerieux 388 52
BNP Paribas SA 2,566 217
Bollore SE 15,075 93
Bouygues SA 4,000 176
Bureau Veritas SA 1,609 51
Canal+ SA(Æ) 14,808 34
Capgemini SE 644 102
Carrefour SA 7,772 120
Cie de Saint-Gobain SA 2,157 235
Cie Generale des Etablissements
Michelin SCA 12,967 472
Covivio SA(ö) 507 28
Credit Agricole SA 7,657 143
Danone SA 2,008 173
Dassault Aviation SA 191 69
Dassault Systemes SE 3,008 112
Edenred SE 1,051 33
Eiffage SA 993 135
Engie SA 10,590 219
EssilorLuxottica SA 816 234
Eurazeo SE 186 14
Hermes International 97 265
Ipsen SA 722 84
Kering SA 511 103

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 97
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Klepierre SA(ö) 3,657 134
La Francaise des Jeux SAEM(Þ) 829 30
L'Air Liquide SA Class A 1,834 377
Legrand SA 723 80
L'Oreal SA 656 288
Louis Hachette Group 14,808 23
LVMH Moet Hennessy Louis Vuitton
SE 1,053 581
Orange SA 18,764 272
Publicis Groupe SA 227 23
Renault SA 2,430 129
Rexel SA Class H 1,776 50
Safran SA 413 110
SEB SA 364 34
Societe Generale SA 4,451 231
Teleperformance 747 82
Thales SA 271 76
TotalEnergies SE 10,535 597
Veolia Environnement SA 3,193 117
Vinci SA 3,032 427
Vivendi SE 14,808 46
7,680
Germany - 8.5%
adidas AG 820 187
Allianz SE 2,297 949
BASF SE 3,004 152
Bayerische Motoren Werke AG 2,425 205
Bechtle AG 1,672 71
Beiersdorf AG 1,016 143
Brenntag SE 1,345 90
Carl Zeiss Meditec AG 404 28
Commerzbank AG 7,335 193
Continental AG 1,858 144
Covestro AG(Æ)(Þ) 480 32
CTS Eventim AG & Co. KGaA 1,104 130
Daimler Truck Holding AG 3,495 139
Deutsche Bank AG 9,043 237
Deutsche Boerse AG 1,001 322
Deutsche Lufthansa AG 5,309 38
Deutsche Post AG 6,324 269
Deutsche Telekom AG 12,520 449
E.ON SE 6,822 119
Evonik Industries AG 4,621 104
Fresenius Medical Care AG 1,407 71
Fresenius SE & Co. KGaA 7,179 341
GEA Group AG 2,082 135
Hannover Rueck SE 580 185
Heidelberg Materials AG 2,061 407
Henkel AG & Co. KGaA 484 34
Infineon Technologies AG 3,081 101
Knorr-Bremse AG 1,043 103
LEG Immobilien SE 491 41
Mercedes-Benz Group AG 3,799 226
Merck KGaA 413 57
MTU Aero Engines AG 308 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Muenchener Rueckversicherungs-
Gesellschaft AG 615 419
Nemetschek SE 929 123
Puma SE 980 25
Rational AG 68 58
Rheinmetall AG 302 511
SAP SE 5,460 1,579
Scout24 SE(Þ) 993 118
Siemens AG 1,983 455
Siemens Energy AG(Æ) 3,115 239
Siemens Healthineers AG(Þ) 1,032 55
Symrise AG 1,438 165
Talanx AG 1,148 131
Vonovia SE 2,911 97
Zalando SE(Æ)(Þ) 3,476 126
9,910
Hong Kong - 1.8%
AIA Group, Ltd. 57,937 438
CK Asset Holdings, Ltd. 18,830 77
CK Infrastructure Holdings, Ltd. 14,001 95
Futu Holdings, Ltd. - ADR 701 65
Hang Seng Bank, Ltd. 5,796 81
Henderson Land Development Co., Ltd. 11,999 34
HKT Trust & HKT, Ltd. 73,075 104
Hong Kong & China Gas Co., Ltd. 65,136 59
Hong Kong Exchanges & Clearing, Ltd. 7,816 347
Jardine Matheson Holdings, Ltd. 1,800 80
Melco Crown Entertainment, Ltd.(Æ)
(Š) 8,400 14
MTR Corp., Ltd. 14,500 50
Power Assets Holdings, Ltd. 13,679 91
Prudential PLC 11,866 126
Sino Land Co., Ltd. 46,414 48
Sun Hung Kai Properties, Ltd. 15,571 147
Swire Pacific, Ltd. Class A 4,317 37
Techtronic Industries Co., Ltd. 7,348 75
WH Group, Ltd.(Þ) 130,789 118
2,086
Ireland - 0.4%
AerCap Holdings NV 1,545 164
AIB Group PLC 13,589 91
Bank of Ireland Group PLC 3,785 45
Kerry Group PLC Class A 494 52
Kingspan Group PLC 1,177 100
452
Israel - 1.2%
Azrieli Group, Ltd. 348 25
Bank Hapoalim BM 13,506 198
Bank Leumi Le-Israel BM 15,528 222
Check Point Software Technologies,
Ltd.(Æ) 980 215
Elbit Systems, Ltd. 248 95
Global-e Online, Ltd. Class E(Æ) 1,107 40
ICL Group, Ltd. 14,189 95
Israel Discount Bank, Ltd. Class A 13,502 101

See accompanying notes which are an integral part of the financial statements.
98 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mizrahi Tefahot Bank, Ltd. 2,060 105
Nice, Ltd.(Æ) 500 78
Teva Pharmaceutical Industries, Ltd.
- ADR 8,031 125
Wix.com, Ltd.(Æ) 578 98
1,397
Italy - 2.4%
Amplifon SpA 923 18
Banco BPM SpA 5,365 60
BPER Banca SpA 9,789 79
Coca-Cola HBC AG 5,466 284
DiaSorin SpA 254 29
Enel SpA 33,641 291
Eni SpA 10,121 144
FinecoBank Banca Fineco SpA 1,265 25
Generali 8,513 310
Infrastrutture Wireless Italiane SpA(Þ) 2,455 29
Intesa Sanpaolo SpA 52,965 281
Leonardo SpA 1,531 79
Mediobanca Banca di Credito
Finanziario SpA 4,808 98
Moncler SpA 1,433 89
Poste Italiane SpA(Þ) 5,370 109
Prysmian SpA 2,005 110
Recordati SpA 1,441 85
Snam SpA 12,654 72
Terna - Rete Elettrica Nazionale 11,229 112
UniCredit SpA 7,869 455
Unipol Gruppo SpA 3,738 67
2,826
Japan - 18.5%
Advantest Corp. 4,500 186
Aeon Co., Ltd. 800 24
AGC, Inc. 900 28
Aisin Corp. 3,600 46
Ajinomoto Co., Inc. 3,800 78
ANA Holdings, Inc. 1,400 27
Asahi Group Holdings, Ltd. 12,400 171
Asahi Kasei Corp. 16,300 114
Asics Corp. 9,400 204
Astellas Pharma, Inc. 12,800 128
Bandai Namco Holdings, Inc. 6,400 222
Bridgestone Corp. 6,000 252
Brother Industries, Ltd. 4,600 81
Canon, Inc. 7,200 222
Capcom Co., Ltd. 4,600 133
Central Japan Railway Co. 4,500 92
Chiba Bank, Ltd. (The) 4,400 39
Chubu Electric Power Co., Inc. 6,600 86
Chugai Pharmaceutical Co., Ltd. 4,200 243
Dai Nippon Printing Co., Ltd. 5,700 80
Daifuku Co., Ltd. 3,800 101
Dai-ichi Life Holdings, Inc. 30,500 219
Daiichi Sankyo Co., Ltd. 4,400 112
Daikin Industries, Ltd. 1,000 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daito Trust Construction Co., Ltd. 1,100 122
Daiwa House Industry Co., Ltd. 6,800 245
Daiwa Securities Group, Inc. 13,000 85
Denso Corp. 3,400 44
Dentsu, Inc. 1,100 23
Disco Corp. 400 78
East Japan Railway Co. 2,400 52
ENEOS Holdings, Inc. 30,100 145
Fast Retailing Co., Ltd. 900 297
Fuji Electric Co., Ltd. 1,400 62
FUJIFILM Holdings Corp. 9,200 188
Fujikura, Ltd. 4,000 148
Fujitsu, Ltd. 9,400 208
Hankyu Hanshin Holdings, Inc. 1,000 28
Hikari Tsushin, Inc. 200 55
Hitachi Construction Machinery Co.,
Ltd. 1,000 30
Hitachi, Ltd. 17,600 435
Honda Motor Co., Ltd. 14,200 145
Hoya Corp. 2,500 294
Hulic Co., Ltd. 1,900 20
Idemitsu Kosan Co., Ltd. 12,400 77
Inpex Corp. 6,800 86
Isuzu Motors, Ltd. 4,400 59
ITOCHU Corp. 5,600 287
Japan Exchange Group, Inc. 12,500 140
Japan Post Bank Co., Ltd. Class A 5,900 60
Japan Post Holdings Co., Ltd. 13,000 126
Japan Post Insurance Co., Ltd. Class A 2,000 40
Japan Real Estate Investment Corp.(ö) 48 38
Japan Tobacco, Inc. 2,400 74
JFE Holdings, Inc. 5,500 64
Kajima Corp. 5,500 131
Kansai Electric Power Co., Inc. (The) 8,800 108
Kao Corp. 4,700 200
Kawasaki Kisen Kaisha, Ltd. 3,600 49
KDDI Corp. 6,600 117
Keyence Corp. 500 210
Kikkoman Corp. 4,600 45
Kirin Holdings Co., Ltd. 6,600 100
Kobe Bussan Co., Ltd. 1,200 37
Komatsu, Ltd. 4,100 118
Konami Holdings Corp. 1,300 185
Kubota Corp. 10,900 126
Kyocera Corp. 5,700 68
Kyowa Kirin Co., Ltd. 1,500 23
Lasertec Corp. 400 37
LY Corp. 7,800 30
M3, Inc. 4,300 54
Makita Corp. 2,300 68
Marubeni Corp. 7,900 140
MatsukiyoCocokara & Co. 3,600 66
McDonald's Holdings Co. Japan, Ltd. 1,200 51
MEIJI Holdings Co., Ltd. 1,100 27
Minebea Co., Ltd. 2,600 38
Mitsubishi Chemical Group Corp. 13,200 64
Mitsubishi Corp. 11,800 224

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 99
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsubishi Electric Corp. 4,300 83
Mitsubishi HC Capital, Inc. 9,500 67
Mitsubishi Heavy Industries, Ltd. 11,600 228
Mitsubishi UFJ Financial Group, Inc. 34,200 433
Mitsui & Co., Ltd. 7,600 154
Mitsui Chemicals, Inc. 2,600 57
Mitsui OSK Lines, Ltd. 4,200 140
Mizuho Financial Group, Inc. 10,900 274
MonotaRO Co., Ltd. 5,200 100
MS&AD Insurance Group Holdings,
Inc. 7,400 169
Murata Manufacturing Co., Ltd. 7,600 118
NEC Corp. 8,000 195
Nexon Co., Ltd. 1,300 20
Nidec Corp. 2,300 41
Nintendo Co., Ltd. 2,200 184
Nippon Building Fund, Inc.(ö) 84 78
Nippon Steel Corp. 5,400 114
Nippon Telegraph & Telephone Corp. 231,150 242
Nippon Yusen 4,600 150
Nissan Motor Co., Ltd. 17,900 43
Nissin Foods Holdings Co., Ltd. 2,000 44
Nitori Holdings Co., Ltd. 800 96
Nitto Denko Corp. 5,900 104
Nomura Holdings, Inc. 18,300 102
Nomura Research Institute, Ltd. 2,800 106
NTT Data Corp. 2,200 44
Obayashi Corp. 8,500 132
Obic Co., Ltd. 3,700 129
Olympus Corp. 6,300 82
Omron Corp. 800 24
Ono Pharmaceutical Co., Ltd. 8,800 101
Oracle Corp. 400 48
ORIX Corp. 8,500 170
Osaka Gas Co., Ltd. 4,400 111
Otsuka Corp. 3,500 78
Otsuka Holdings Co., Ltd. 3,300 161
Pan Pacific International Holdings
Corp. 1,200 37
Panasonic Holdings Corp. 17,700 205
Rakuten, Inc.(Æ) 8,800 52
Recruit Holdings Co., Ltd. 6,900 385
Renesas Electronics Corp. 3,000 35
Resona Holdings, Inc. 8,000 64
Ricoh Co., Ltd. 6,300 67
SBI Holdings, Inc. 3,000 79
SCREEN Holdings Co., Ltd. 800 53
SCSK Corp. 1,600 42
Secom Co., Ltd. 2,500 92
Seiko Epson Corp. 6,200 87
Sekisui Chemical Co., Ltd. 7,600 133
Sekisui House, Ltd. 8,300 190
Seven & i Holdings Co., Ltd. 7,600 113
SG Holdings Co., Ltd. 2,300 24
Shimadzu Corp. 3,400 87
Shin-Etsu Chemical Co., Ltd. 5,300 161
Shionogi & Co., Ltd. 10,500 176
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shiseido Co., Ltd. 1,200 20
Shizuoka Financial Group, Inc. 6,100 68
SoftBank Corp. 84,400 128
SoftBank Group Corp. 3,000 152
Sompo Holdings, Inc. 5,200 170
Sony Group Corp. 24,000 619
Subaru Corp. 7,792 142
Sumitomo Corp. 6,800 167
Sumitomo Electric Industries, Ltd. 8,600 138
Sumitomo Metal Mining Co., Ltd. 2,700 60
Sumitomo Mitsui Financial Group, Inc. 22,600 540
Sumitomo Mitsui Trust Holdings, Inc. 6,100 151
Suntory Beverage & Food, Ltd. 1,600 56
Suzuki Motor Corp. 14,400 172
Sysmex Corp. 5,200 97
T&D Holdings, Inc. 5,200 111
Taisei Corp. 1,700 92
Taiyo Nippon Sanso Corp. 1,100 35
Takeda Pharmaceutical Co., Ltd. 4,166 127
TDK Corp. 13,300 142
Terumo Corp. 11,700 224
TIS, Inc. 3,500 101
Toho Co., Ltd. 2,000 114
Tokio Marine Holdings, Inc. 11,900 477
Tokyo Electron, Ltd. 1,400 209
Tokyo Gas Co., Ltd. 2,800 93
Tokyu Corp. 2,400 29
TOPPAN Holdings, Inc. 1,600 45
Toray Industries, Inc. 4,600 29
TOTO, Ltd. 2,800 74
Toyota Industries Corp. 600 71
Toyota Motor Corp. 39,700 760
Toyota Tsusho Corp. 4,900 97
Trend Micro, Inc. 1,800 129
Unicharm Corp. 10,600 98
Yakult Honsha Co., Ltd. 2,800 57
Yamaha Motor Co., Ltd. 12,700 100
Yaskawa Electric Corp. 2,300 49
Yokogawa Electric Corp. 1,300 28
Zensho Holdings Co., Ltd. 1,100 68
Zozo, Inc. 5,700 58
21,675
Jordan - 0.0%
Hikma Pharmaceuticals PLC 1,984 53
Luxembourg - 0.1%
CVC Capital Partners PLC(Æ)(Þ) 1,212 21
Eurofins Scientific SE 1,928 122
143
Macao - 0.0%
Galaxy Entertainment Group, Ltd. 5,000 18
Sands China, Ltd.(Æ) 10,800 20
38
Netherlands - 4.1%
ABN AMRO Bank NV(Þ) 4,196 87

See accompanying notes which are an integral part of the financial statements.
100 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Adyen NV(Æ)(Þ) 343 556
Aegon NV 8,179 53
Akzo Nobel NV 2,070 131
Argenx SE(Æ) 347 224
ASM International NV 279 137
ASML Holding NV 1,848 1,237
ASR Nederland NV 1,680 106
BE Semiconductor Industries NV 581 63
Euronext NV(Þ) 735 123
EXOR NV 1,446 137
Ferrari NV 745 339
Havas NV(Æ) 18,456 31
Heineken Holding NV 487 38
Heineken NV 582 52
ING Groep NV 10,919 212
JDE Peet's NV 1,335 32
Koninklijke Ahold Delhaize NV 9,375 384
Koninklijke KPN NV 34,975 162
Koninklijke Philips NV(Æ) 4,640 118
NN Group NV 2,007 123
Randstad NV 1,888 76
Universal Music Group NV 6,103 179
Wolters Kluwer NV 1,383 244
4,844
New Zealand - 0.3%
Auckland International Airport, Ltd. 7,137 32
Fisher & Paykel Healthcare Corp., Ltd. 5,791 117
Infratil, Ltd. 14,067 88
Mercury NZ, Ltd. 7,479 25
Xero, Ltd.(Æ) 1,154 122
384
Norway - 0.8%
Aker BP ASA 4,251 91
DNB Bank ASA 6,571 165
Equinor ASA Class N 7,345 168
Gjensidige Forsikring ASA 2,293 54
Kongsberg Gruppen ASA 1,259 203
Mowi ASA 2,521 46
Norsk Hydro ASA 12,616 67
Orkla ASA 8,150 91
Salmar ASA Class A 363 18
Telenor ASA 5,709 86
989
Poland - 0.1%
InPost SA(Æ) 3,384 57
Portugal - 0.2%
EDP SA 30,531 120
Galp Energia SGPS SA Class B 4,311 67
Jeronimo Martins SGPS SA 1,401 34
221
Singapore - 1.6%
CapitaLand Ascendas REIT(Æ)(ö) 20,600 42
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CapitaLand Integrated Commercial
Trust Class A(ö) 64,528 106
Capitaland Investment, Ltd. 14,500 31
DBS Group Holdings, Ltd. 10,036 328
Genting Singapore, Ltd. 59,700 34
Grab Holdings, Ltd. Class A(Æ) 12,861 63
Keppel Corp., Ltd. 11,900 60
Oversea-Chinese Banking Corp., Ltd. 20,979 261
SEA, Ltd. - ADR(Æ) 1,255 168
Singapore Airlines, Ltd. 13,500 70
Singapore Exchange, Ltd. 15,400 169
Singapore Technologies Engineering,
Ltd. 21,100 120
Singapore Telecommunications, Ltd. 17,600 51
STMicroelectronics NV 8,151 185
United Overseas Bank, Ltd. 8,800 234
1,922
South Korea - 0.0%
Delivery Hero AG(Æ)(Þ) 511 14
Spain - 2.3%
ACS Actividades de Construccion y
Servicios SA 3,327 209
Aena SME SA(Þ) 686 172
Amadeus IT Group SA Class A 1,934 152
Banco Bilbao Vizcaya Argentaria SA 17,377 239
Banco de Sabadell SA 41,886 122
Banco Santander SA 34,163 241
CaixaBank SA 22,077 169
Cellnex Telecom SA(Þ) 1,644 67
Endesa SA 6,315 190
Iberdrola SA 25,829 466
Industria de Diseno Textil SA 6,801 366
Redeia Corp. SA 1,856 39
Repsol SA 10,120 124
Telefonica SA 32,803 169
2,725
Sweden - 3.1%
AddTech AB Class B 3,984 135
Alfa Laval AB 2,820 118
Assa Abloy AB Class B 4,796 144
Atlas Copco AB Class A 11,240 176
Atlas Copco AB Class B 3,582 50
Beijer Ref AB 3,488 54
Boliden AB(Æ) 5,046 155
Epiroc AB Class A 5,437 117
Epiroc AB Class B 1,547 31
EQT AB 2,086 61
Essity Aktiebolag Class B 6,272 181
Evolution AB(Þ) 1,337 94
Fastighets AB Balder Class B(Æ) 4,277 31
Getinge AB Class B 1,418 28
H & M Hennes & Mauritz AB Class B 4,449 65
Industrivarden AB Class A 890 31
Industrivarden AB Class C 2,235 79
Indutrade AB 4,147 113

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 101
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Investor AB Class B 9,219 275
L E Lundbergforetagen AB Class B 436 23
Lifco AB Class B 2,192 86
Saab AB Class B 953 45
Sagax AB Class B 1,281 29
Sandvik AB 4,163 87
Securitas AB Class B 10,499 168
Skandinaviska Enskilda Banken AB
Class A 8,270 132
Skanska AB Class B 6,520 152
SKF AB Class B 5,379 107
Svenska Handelsbanken AB Class A 11,045 145
Swedbank AB Class A 5,514 138
Swedish Orphan Biovitrum AB Class
B(Æ) 2,045 62
Tele2 AB Class B 4,527 67
Telefonaktiebolaget LM Ericsson Class
B 24,361 207
Telia Co. AB 24,097 91
Volvo AB Class A 1,144 31
Volvo AB Class B 5,120 141
3,649
Switzerland - 3.7%
ABB, Ltd. 6,351 336
Adecco Group AG 1,544 40
Baloise Holding AG 435 97
Banque Cantonale Vaudoise 328 40
Barry Callebaut AG 10 9
BKW AG 154 31
Chocoladefabriken Lindt & Spruengli
AG 4 58
Clariant AG(Æ) 2,272 26
DSM-Firmenich AG 722 79
EMS-Chemie Holding AG 90 66
Galderma Group AG 596 69
Geberit AG 229 159
Givaudan SA 53 256
Helvetia Holding AG 412 90
Julius Baer Group, Ltd. 857 55
Kuehne & Nagel International AG 282 65
Logitech International SA 885 68
Lonza Group AG 432 308
Partners Group Holding AG 32 42
Sandoz Group AG 1,920 83
Schindler Holding AG 595 215
SGS SA 1,454 142
Sika AG 488 122
Sonova Holding AG 394 121
Straumann Holding AG 1,014 124
Swatch Group AG (The) Class B 414 72
Swiss Life Holding AG 146 145
Swiss Prime Site AG Class A 396 56
Swisscom AG 225 150
Temenos AG 550 40
UBS Group AG 17,824 537
VAT Group AG(Þ) 242 88
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zurich Insurance Group AG 718 507
4,296
United Kingdom - 9.7%
3i Group PLC 6,843 388
Admiral Group PLC 2,273 99
Ashtead Group PLC 1,460 78
Associated British Foods PLC 4,356 120
AstraZeneca PLC 7,170 1,028
Auto Trader Group PLC(Þ) 15,577 175
Aviva PLC 23,281 174
BAE Systems PLC 12,959 298
Barclays PLC 85,820 343
Berkeley Group Holdings PLC (The) 1,457 81
British American Tobacco PLC 8,565 372
BT Group PLC 90,127 209
Bunzl PLC 3,593 113
Centrica PLC 47,357 101
CK Hutchison Holdings, Ltd. Class B 24,758 139
Coca-Cola Europacific Partners PLC 625 57
Compass Group PLC 11,099 373
Croda International PLC 946 37
DCC PLC 2,026 132
Diageo PLC 3,029 85
Halma PLC 4,504 167
HSBC Holdings PLC 92,602 1,028
Imperial Tobacco Group PLC 6,004 246
Informa PLC 11,399 111
InterContinental Hotels Group PLC 1,132 121
Intertek Group PLC 2,250 138
J Sainsbury PLC 16,802 60
JD Sports Fashion PLC 31,408 33
Kingfisher PLC 30,946 119
Legal & General Group PLC 8,412 26
Lloyds Banking Group PLC 273,680 268
London Stock Exchange Group PLC 2,420 375
Marks & Spencer Group PLC 24,095 125
Melrose Industries PLC 1,958 11
National Grid PLC 12,750 184
NatWest Group PLC 40,895 261
Next PLC 1,204 199
Pearson PLC 5,677 91
Persimmon PLC Class A 3,215 56
Phoenix Group Holdings PLC 4,170 33
Reckitt Benckiser Group PLC 3,824 247
RELX PLC 10,804 589
Rentokil Initial PLC 4,203 19
Rolls-Royce Holdings PLC 43,311 436
Sage Group PLC (The) 11,229 186
Schroders PLC 4,640 20
Severn Trent PLC Class H 945 35
Smith & Nephew PLC 7,794 110
Smiths Group PLC 3,571 89
SSE PLC 5,698 129
Standard Chartered PLC 19,029 276
Taylor Wimpey PLC 50,286 79
Tesco PLC 71,067 351

See accompanying notes which are an integral part of the financial statements.
102 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Unilever PLC 8,903 565
Vodafone Group PLC 169,564 166
Wise PLC Class A(Æ) 1,477 19
11,370
United States - 8.0%
Alcon, Inc. 918 89
BP PLC 43,559 199
CSL, Ltd. 1,337 216
CyberArk Software, Ltd.(Æ) 406 143
Experian PLC 6,410 318
Ferrovial SE 2,690 131
GFL Environmental, Inc. 2,660 133
GSK PLC 17,263 341
Haleon PLC 12,716 64
Holcim AG(Æ) 3,492 387
James Hardie Industries PLC(Æ) 2,549 61
monday.com, Ltd.(Æ) 479 135
Nestle SA 11,772 1,253
Novartis AG 10,040 1,137
QIAGEN NV 1,339 57
Roche Holding AG 4,230 1,388
Sanofi SA 6,140 673
Schneider Electric SE 2,406 564
Shell PLC 36,157 1,157
Spotify Technology SA(Æ) 791 486
Stellantis NV 14,012 129
Swiss Re AG 1,186 212
Tenaris SA 7,055 117
9,390
Total Common Stocks
(cost $68,723) 108,977
Preferred Stocks - 0.4%
Germany - 0.4%
Dr Ing hc F Porsche AG
4.937% (Ÿ)(Þ) 608 30
Henkel AG & Co. KGaA
2.885% (Ÿ) 1,693 131
Porsche Automobil Holding SE
6.714% (Ÿ) 2,525 104
Volkswagen AG
8.745% (Ÿ) 2,115 229
494
Total Preferred Stocks
(cost $522) 494
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 387 —
Total Warrants and Rights
(cost $—) —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 4.4%
United States - 4.4%
U.S. Cash Management Fund(@) 5,127,098 (∞) 5,126
Total Short-Term Investments
(cost $5,126) 5,126
Total Investments - 97.7%
(identified cost $74,371) 114,597
Other Assets and Liabilities,
Net - 2.3%
2,659
Net Assets - 100.0%
117,256

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 103
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.8%
ABN AMRO Bank NV 06/06/22 EUR 4,196 11.68 49
87
Adyen NV 12/20/19 EUR 343 1,250.49 429
556
Aena SME SA 06/16/23 EUR 686 172.14 118
172
Amundi SA 01/10/17 EUR 596 52.76 31
47
Auto Trader Group PLC 12/11/20 GBP 15,577 7.89 123
175
Cellnex Telecom SA 10/21/22 EUR 1,644 28.53 47
67
Covestro AG 06/25/24 EUR 480 58.43 28
32
CVC Capital Partners PLC 12/12/24 EUR 1,212 23.26 28
21
Delivery Hero AG 10/21/22 EUR 511 34.37 18
14
Dr Ing hc F Porsche AG 03/22/23 EUR 608 126.12 77
30
Euronext NV 06/06/22 EUR 735 62.72 46
123
Evolution AB 11/24/20 SEK 1,337 75.89 101
94
Hydro One, Ltd. 06/16/23 CAD 1,357 28.08 38
52
Infrastrutture Wireless Italiane SpA 10/21/22 EUR 2,455 8.25 20
29
La Francaise des Jeux SAEM 10/21/22 EUR 829 31.29 26
30
Orsted A/S 12/12/24 DKK 511 49.48 25
20
Poste Italiane SpA 04/06/17 EUR 5,370 6.63 36
109
Scout24 SE 10/21/22 EUR 993 62.59 62
118
Siemens Healthineers AG 04/14/20 EUR 1,032 41.17 43
55
VAT Group AG 02/04/22 CHF 242 349.18 85
88
WH Group, Ltd. 03/18/20 HKD 130,789 0.81 106
118
Zalando SE 06/16/23 EUR 3,476 32.25 112 126
2,163
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 58 EUR 2,962 06/25
166
FTSE 100 Index Futures 14 GBP 1,185 06/25
18
MSCI Emerging Markets Index Futures 17 USD 943 06/25
(32)
S&P/TSX 60 Index Futures 5 CAD 1,495 06/25
18
SPI 200 Index Futures 3 AUD 611 06/25
11
TOPIX Index Futures 7 JPY 186,515 06/25 94
Short Positions
Hang Seng Index Futures 4 HKD 4,417 05/25
(5)
MSCI Singapore Index Futures 20 SGD 771 05/25
(6)
S&P 500 E-Mini Index Futures 1 USD 280 06/25 7
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 271
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 274 CAD 380 06/18/25 2
Bank of America USD 462 CHF 370 06/18/25 (11)
Bank of America USD 588 EUR 510 06/18/25 (9)
Bank of America USD 1,089 EUR 957 06/18/25 (2)

See accompanying notes which are an integral part of the financial statements.
104 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 431 GBP 330 06/18/25 9
Bank of America USD 758 JPY 107,890 06/18/25 1
Bank of America USD 707 NOK 7,572 06/18/25 21
Bank of America EUR 427 USD 486 06/18/25 2
Bank of America JPY 67,235 USD 474 06/18/25 1
BNP Paribas USD 473 AUD 750 06/18/25 8
BNP Paribas USD 335 CAD 481 06/18/25 15
BNP Paribas USD 74 EUR 68 06/18/25 3
BNP Paribas USD 391 GBP 303 06/18/25 12
BNP Paribas USD 90 HKD 695 06/18/25 —
BNP Paribas USD 698 JPY 102,631 06/18/25 24
BNP Paribas CHF 1,183 USD 1,351 06/18/25 (90)
BNP Paribas NOK 4,811 USD 451 06/18/25 (11)
BNP Paribas NZD 151 USD 87 06/18/25 (4)
BNP Paribas SEK 2,197 USD 219 06/18/25 (9)
Royal Bank of Canada USD 473 AUD 750 06/18/25 8
Royal Bank of Canada USD 335 CAD 481 06/18/25 14
Royal Bank of Canada USD 74 EUR 68 06/18/25 3
Royal Bank of Canada USD 391 GBP 303 06/18/25 12
Royal Bank of Canada USD 90 HKD 695 06/18/25 —
Royal Bank of Canada USD 698 JPY 102,631 06/18/25 24
Royal Bank of Canada CHF 1,183 USD 1,354 06/18/25 (87)
Royal Bank of Canada NOK 4,811 USD 451 06/18/25 (11)
Royal Bank of Canada NZD 151 USD 87 06/18/25 (4)
Royal Bank of Canada SEK 2,197 USD 219 06/18/25 (9)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (88)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 5,884 $ —
$ —
$ 5,884 5 .0
Austria — 323 —
—
323 0 .3
Belgium — 863 —
—
863 0 .7
Brazil 132 101 —
—
233 0 .2
Burkina Faso — 31 —
—
31 —
*
Canada 11,625 — —
—
11,625 9 .9
Chile 23 55 —
—
78 0 .1
China — 555 —
—
555 0 .5
Congo, the Democratic Republic of the 24 — —
—
24 —
*

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 105
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Denmark — 2,172 —
—
2,172 1 .9
Finland — 1,068 —
—
1,068 0 .9
France — 7,680 —
—
7,680 6 .6
Germany — 9,910 —
—
9,910 8 .5
Hong Kong 65 2,007 14
—
2,086 1 .8
Ireland 164 288 —
—
452 0 .4
Israel 478 919 —
—
1,397 1 .2
Italy — 2,826 —
—
2,826 2 .4
Japan — 21,675 —
—
21,675 18 .5
Jordan — 53 —
—
53 —
*
Luxembourg — 143 —
—
143 0 .1
Macao — 38 —
—
38 —
*
Netherlands — 4,844 —
—
4,844 4 .1
New Zealand — 384 —
—
384 0 .3
Norway — 989 —
—
989 0 .8
Poland — 57 —
—
57 0 .1
Portugal — 221 —
—
221 0 .2
Singapore 231 1,691 —
—
1,922 1 .6
South Korea — 14 —
—
14 —
*
Spain — 2,725 —
—
2,725 2 .3
Sweden — 3,649 —
—
3,649 3 .1
Switzerland — 4,296 —
—
4,296 3 .7
United Kingdom 57 11,313 —
—
11,370 9 .7
United States 896 8,494 —
—
9,390 8 .0
Preferred Stocks — 494 — — 494 0 .4
Warrants and Rights — — — — — —
Short-Term Investments — — — 5,126 5,126 4 .4
Total Investments 13,695 95,762 14 5,126 114,597 97 .7
Other Assets and Liabilities, Net
2 .3
100 .0
Other Financial Instruments
Assets
Futures Contracts 314 — — — 314 0 .3
Foreign Currency Exchange Contracts — 159 — — 159 0 .1
A
Liabilities
Futures Contracts (43) — — — (43) (—)
*
Foreign Currency Exchange Contracts — (247) — — (247) (0 .2)
Total Other Financial Instruments
**
$ 271 $ (88) $ — $ — $ 183

See accompanying notes which are an integral part of the financial statements.
106 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
13,709
Consumer Staples ...............................................................................
6,731
Energy ................................................................................................
4,600
Financial Services ..............................................................................
30,705
Health Care ........................................................................................
11,320
Materials and Processing ...................................................................
9,579
Producer Durables ..............................................................................
14,753
Technology .........................................................................................
11,160
Utilities ...............................................................................................
6,420
Preferred Stocks
Consumer Discretionary ....................................................................
363
Consumer Staples ...............................................................................
131
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
5,126
Total Investments ............................................................................... 114,597

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 107
Russell Investment Company
Multifactor International Equity Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 159
Variation margin on futures contracts* 314 —
Total
$ 314 $ 159
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 43 $ —
Unrealized depreciation on foreign currency exchange contracts — 247
Total
$ 43 $ 247
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4 7 5 $ —
Foreign currency exchange contracts — (127)
Total
$ 4 7 5 $ (1 2 7)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 253 $ —
Foreign currency exchange contracts — (54)
Total
$ 253 $ (54)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
108 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2025 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 159 $ — $ 159
Total Financial and Derivative Assets
159 — 159
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 159 $ — $ 159
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 36 $ 22 $ — $ 14
BNP Paribas
62 62 — —
Royal Bank of Canada
61 61 — —
Total
$ 159 $ 145 $ — $ 14

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 109
Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2025 (Unaudited)
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off- Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 247 $ — $ 247
Total Financial and Derivative Liabilities
247 — 247
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 247 $ — $ 247
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 22 $ 22 $ — $ —
BNP Paribas 114 62 — 52
Royal Bank of Canada 111 61 — 50
Total
$ 247 $ 145 $ — $ 102

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
110 Multifactor International Equity Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 74,371
Investments, at fair value(>) ........................................................................................................................................................
114,597
Foreign currency holdings(^) ....................................................................................................................................................... 822
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 159
Receivables:
Dividends and interest ...................................................................................................................................................... 424
Dividends from affiliated funds ....................................................................................................................................... 17
Foreign capital gains taxes recoverable ........................................................................................................................... 1,157
From broker(a) ................................................................................................................................................................. 489
Variation margin on futures contracts .............................................................................................................................. 272
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
117,938
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 171
Accrued fees to affiliates .................................................................................................................................................. 34
Other accrued expenses .................................................................................................................................................... 230
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 247
Total liabilities ...........................................................................................................................................................
682
Net Assets ...............................................................................................................................................................
$ 117,256

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 111
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 15,201
Shares of beneficial interest .........................................................................................................................................................
105
Additional paid-in capital ............................................................................................................................................................
101,950
Net Assets ...............................................................................................................................................................
$ 117,256
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M (#) ......................................................................................................................................... $ 11.15
Class M — Net assets .......................................................................................................................................................... $ 1,428,984
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 128,211
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 11.34
Class R6 — Net assets ......................................................................................................................................................... $ 77,311
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 6,818
Net asset value per share: Class S (#) .......................................................................................................................................... $ 11.14
Class S — Net assets ............................................................................................................................................................ $ 32,355,111
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 2,905,382
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 11.13
Class Y — Net assets ........................................................................................................................................................... $ 83,394,664
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 7,494,584
Amounts in thousands
(^)     Foreign currency holdings - cost $ 808
(>)     Investments in affiliates, U.S. Cash Management Fund $ 5,126
(a)   Receivable from Broker for Futures $ 489
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
112 Multifactor International Equity Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 2,486
Dividends from affiliated funds ....................................................................................................................................... 91
Interest .............................................................................................................................................................................. 7
Less foreign taxes withheld ............................................................................................................................................. (257)
Total investment income ..............................................................................................................................................................
2,327
Expenses
Advisory fees ................................................................................................................................................................... 302
Administrative fees .......................................................................................................................................................... 32
Custodian fees .................................................................................................................................................................. 102
Transfer agent fees - Class M .......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 33
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 40
Registration fees ............................................................................................................................................................... 32
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ..................................................................................................................................................................... 9
Foreign tax expense ......................................................................................................................................................... 124
Miscellaneous .................................................................................................................................................................. 16
Expenses before reductions .............................................................................................................................................. 698
Expense reductions .......................................................................................................................................................... (110)
Net expenses ................................................................................................................................................................................
588
Net investment income (loss) .......................................................................................................................................................
1,739
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 11,962
Futures contracts .............................................................................................................................................................. 475
Foreign currency exchange contracts ............................................................................................................................... (127)
Foreign currency-related transactions .............................................................................................................................. (62)
Net realized gain (loss) ................................................................................................................................................................
12,248
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (2,339)
Futures contracts .............................................................................................................................................................. 253
Foreign currency exchange contracts ............................................................................................................................... (54)
Foreign currency-related transactions .............................................................................................................................. 158
Net change in unrealized appreciation (depreciation) ................................................................................................................. (1,982)
Net realized and unrealized gain (loss) ........................................................................................................................................ 10,266
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 12,005

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 113
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 1,739 $ 4,907
Net realized gain (loss) ....................................................................................................................... 12,248 31,988
Net change in unrealized appreciation (depreciation) ........................................................................ (1,982) 11,818
Net increase (decrease) in net assets from operations .............................................................................. 12,005 48,713
Distributions
To shareholders
Class M ......................................................................................................................................... (77) (534)
Class R6 ........................................................................................................................................ (3) (2)
Class S .......................................................................................................................................... (1,577) (2,258)
Class Y .......................................................................................................................................... (5,365) (5,772)
Net decrease in net assets from distributions ............................................................................................ (7,022) (8,566)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (31,023) (132,723)
Total Net Increase (Decrease) in Net Assets ........................................................................
(26,040) (92,576)
Net Assets
Beginning of period .................................................................................................................................. 143,296 235,872
End of period .............................................................................................................................................
$ 117,256 $ 143,296

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
114 Multifactor International Equity Fund
**     Less than 500 shares.
***   Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class M
Proceeds from shares sold 13 $ 141 211 $ 2,149
Proceeds from reinvestment of distributions 8 77 54 533
Payments for shares redeemed (44) (459) (1,680) (17,577)
Net increase (decrease)
(23) (241) (1,415) (14,895)
Class R6
Proceeds from shares sold 1 4 — ** 4
Proceeds from reinvestment of distributions — ** 3 — ** 2
Payments for shares redeemed ( — )** ( — )*** ( — )** (4)
Net increase (decrease)
1 7 — ** 2
Class S
Proceeds from shares sold 126 1,304 684 7,035
Proceeds from reinvestment of distributions 159 1,577 229 2,258
Payments for shares redeemed (580) (6,188) (4,885) (51,019)
Net increase (decrease)
(295) (3,307) (3,972) (41,726)
Class Y
Proceeds from shares sold 265 2,793 112 1,098
Proceeds from reinvestment of distributions 540 5,363 586 5,770
Payments for shares redeemed (3,325) (35,638) (7,907) (82,972)
Net increase (decrease)
(2,520) (27,482) (7,209) (76,104)
Total increase (decrease)
(2,837) $ (31,023) (12,596) $ (132,723)

See accompanying notes which are an integral part of the financial statements.
116 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class M
April 30, 2025* 10.72 .14 .80 .94 (.51) (.51)
October 31, 2024 9.09 .24 1.73 1.97 (.34) (.34)
October 31, 2023 8.23 .25 .80 1.05 (.19) (.19)
October 31, 2022 11.11 .28 (2.50) (2.22) (.66) (.66)
October 31, 2021 8.27 .29 2.75 3.04 (.20) (.20)
October 31, 2020 9.73 .21 (1.26) (1.05) (.41) (.41)
Class R6
April 30, 2025* 10.91 .15 .81 .96 (.53) (.53)
October 31, 2024 9.24 .26 1.75 2.01 (.34) (.34)
October 31, 2023 8.36 .26 .82 1.08 (.20) (.20)
October 31, 2022 11.27 .29 (2.54) (2.25) (.66) (.66)
October 31, 2021 8.40 .30 2.77 3.07 (.20) (.20)
October 31, 2020 9.72 .22 (1.27) (1.05) (.27) (.27)
Class S
April 30, 2025* 10.71 .13 .80 .93 (.50) (.50)
October 31, 2024 9.08 .24 1.71 1.95 (.32) (.32)
October 31, 2023 8.22 .24 .80 1.04 (.18) (.18)
October 31, 2022 11.08 .26 (2.47) (2.21) (.65) (.65)
October 31, 2021 8.26 .27 2.73 3.00 (.18) (.18)
October 31, 2020 9.71 .19 (1.24) (1.05) (.40) (.40)
Class Y
April 30, 2025* 10.72 .14 .80 .94 (.53) (.53)
October 31, 2024 9.09 .26 1.71 1.97 (.34) (.34)
October 31, 2023 8.23 .25 .81 1.06 (.20) (.20)
October 31, 2022 11.10 .28 (2.48) (2.20) (.67) (.67)
October 31, 2021 8.27 .27 2.77 3.04 (.21) (.21)
October 31, 2020 9.72 .20 (1.23) (1.03) (.42) (.42)

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 117
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
11.15 9.26 1,429 1.18 .87 2.65 16
10.72 21.97 1,616 .91 .61 2.35 21
9.09 12.87 14,236 .84 .49 2.70 16
8.23 (21.07) 12,297 .83 .49 2.96 36
11.11 37.15 21,121 .79 .50 2.72 40
8.27 (11.37) 7,910 .81 .49 2.38 34
11.34 9.37 77 1.03 .84 2.82 16
10.91 22.07 67 .80 .65 2.47 21
9.24 12.96 55 .69 .47 2.72 16
8.36 (21.02) 46 .68 .47 2.97 36
11.27 36.94 54 .64 .48 2.78 40
8.40 (11.23) 35 .67 .47 2.49 34
11.14 9.25 32,355 1.18 1.02 2.54 16
10.71 21.81 34,267 .96 .82 2.31 21
9.08 12.70 65,101 .84 .64 2.54 16
8.22 (21.07) 65,107 .83 .64 2.78 36
11.08 36.67 100,757 .79 .65 2.53 40
8.26 (11.41) 79,658 .81 .64 2.14 34
11.13 9.38 83,395 .99 .83 2.61 16
10.72 22.03 107,346 .76 .62 2.50 21
9.09 12.95 156,480 .65 .45 2.70 16
8.23 (20.96) 163,627 .63 .44 2.95 36
11.10 37.07 229,824 .60 .45 2.62 40
8.27 (11.24) 356,344 .61 .44 2.34 34

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
118 Multifactor International Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 22,374
Administrative fees 4,430
Transfer agent fees 5,438
Trustees' fees 1,825
$ 34,067
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 1,582 $ 52,686 $ 49,142 $ — $ — $ 5,126 $ 91 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 79,098,591 $ 37,988,163 $ (2,306,722) $ 35,681,441

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 119
Russell Investment Company
International Developed Markets Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.0%
Australia - 1.8%
ANZ Group Holdings, Ltd. 28,013 537
Aristocrat Leisure, Ltd. 10,600 455
ASX, Ltd. 6,818 309
BHP Group, Ltd. 130,540 3,097
Brambles, Ltd. 32,107 423
Coles Group, Ltd. 26,106 355
Commonwealth Bank of Australia 13,031 1,394
Fortescue, Ltd. 94,001 956
Goodman Group(ö) 13,956 270
Insurance Australia Group, Ltd. 239,914 1,263
Macquarie Group, Ltd. 1,927 240
Medibank Pvt, Ltd. 80,367 239
National Australia Bank, Ltd. 22,981 533
Northern Star Resources, Ltd. 25,451 312
QBE Insurance Group, Ltd. 175,347 2,435
Rio Tinto PLC 38,864 2,317
Rio Tinto, Ltd. 2,745 208
Suncorp Group, Ltd. 20,194 263
Telstra Group, Ltd. 508,975 1,472
Wesfarmers, Ltd. 15,433 776
Westpac Banking Corp. 23,159 488
WiseTech Global, Ltd. 4,329 247
18,589
Austria - 0.7%
ams-OSRAM AG(Æ) 28,579 251
Erste Group Bank AG 73,590 4,957
Mondi PLC 126,687 1,927
7,135
Belgium - 0.3%
Ageas SA 27,413 1,727
KBC Groep NV 3,686 340
Proximus SADP 45,465 350
UCB SA 1,819 335
2,752
Brazil - 1.2%
Ambev SA 1,378,331 3,539
Atacadao SA 348,242 525
Banco Bradesco SA - ADR 819,582 2,016
Banco do Brasil SA 235,016 1,198
Lojas Renner SA 353,630 910
MercadoLibre, Inc.(Æ) 885 2,063
Natura & Co. Holding SA(Æ) 265,295 444
Telefonica Brasil SA 352,801 1,728
Ultrapar Participacoes SA 175,075 550
12,973
Burkina Faso - 0.1%
Endeavour Mining PLC 22,382 606
Canada - 3.7%
Agnico Eagle Mines, Ltd. 3,629 426
Alimentation Couche-Tard, Inc. 8,101 423
Bank of Nova Scotia (The) 6,238 312
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Barrick Gold Corp. 71,882 1,371
Brookfield Asset Management, Inc.
Class A 5,552 296
Brookfield Corp. 12,331 662
Canadian Imperial Bank of Commerce 8,222 519
Canadian National Railway Co. 3,795 367
Canadian Natural Resources, Ltd. 10,085 289
Canadian Pacific Kansas City, Ltd. 4,351 316
CCL Industries, Inc. Class B 5,370 281
Constellation Software, Inc. 268 966
Dollarama, Inc. 23,186 2,861
Enbridge, Inc. 23,921 1,119
Fairfax Financial Holdings, Ltd. 525 820
Great-West Lifeco, Inc. 36,766 1,430
iA Financial Corp., Inc. 10,100 981
Intact Financial Corp. 2,553 567
Kinross Gold Corp. 44,918 663
Loblaw Cos., Ltd. 4,003 650
Magna International, Inc. Class A 67,768 2,355
Manulife Financial Corp. 103,474 3,171
Metro, Inc. Class A 3,785 292
National Bank of Canada 3,347 294
Royal Bank of Canada 37,479 4,498
Shopify, Inc. Class A(Æ) 33,867 3,218
Stantec, Inc. 26,727 2,346
Sun Life Financial, Inc. 49,269 2,936
Suncor Energy, Inc. 7,305 258
TC Energy Corp. 15,125 764
Thomson Reuters Corp. 1,509 281
Toronto-Dominion Bank (The) 24,367 1,557
Tourmaline Oil Corp. 29,541 1,305
West Fraser Timber Co., Ltd. 2,901 215
WSP Global, Inc. 1,692 300
39,109
China - 3.2%
Alibaba Group Holding, Ltd. 263,300 3,951
Baidu, Inc. Class A(Æ) 98,050 1,085
Bank of China, Ltd. 104,500 436
China Mengniu Dairy Co., Ltd. 273,000 687
China Merchants Bank Co., Ltd. Class
H 167,000 919
China Overseas Land & Investment,
Ltd. 751,500 1,346
Haier Smart Home Co., Ltd. Class H 403,000 1,181
Prosus NV 12,570 589
Tencent Holdings, Ltd. 228,388 14,172
Trip.com Group, Ltd. - ADR 118,682 7,001
Weichai Power Co., Ltd. Class H 485,000 957
Wilmar International, Ltd. 75,500 177
Xiaomi Corp. Class B(Æ)(Þ) 235,400 1,527
34,028
Denmark - 1.9%
Danske Bank A/S 106,408 3,734
DSV A/S 11,489 2,444
Novo Nordisk A/S Class B 197,524 13,159

See accompanying notes which are an integral part of the financial statements.
120 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novonesis (Novozymes) B Class B 1,619 105
Pandora A/S 1,769 263
Tryg A/S 11,848 284
19,989
Finland - 0.8%
Elisa OYJ 14,422 771
Nokia OYJ 800,540 4,015
Nordea Bank Abp 21,027 291
Sampo OYJ Class A 241,215 2,414
UPM-Kymmene OYJ 45,909 1,215
8,706
France - 8.1%
Accor SA 92,768 4,553
Airbus SE 12,825 2,147
Amundi SA(Þ) 39,794 3,138
Arkema SA 43,098 3,270
AXA SA 72,692 3,446
BNP Paribas SA 37,250 3,148
Bureau Veritas SA 96,494 3,043
Capgemini SE 10,744 1,709
Carrefour SA 96,629 1,488
Cie de Saint-Gobain SA 21,440 2,332
Cie Generale des Etablissements
Michelin SCA 114,484 4,170
Danone SA 37,743 3,248
Dassault Aviation SA 5,653 2,051
Dassault Systemes SE 7,043 263
Engie SA 122,821 2,536
EssilorLuxottica SA 2,268 651
Eurazeo SE 5,035 368
Hermes International 564 1,540
L'Air Liquide SA Class A 3,440 708
Legrand SA 3,814 420
L'Oreal SA 4,102 1,800
LVMH Moet Hennessy Louis Vuitton
SE 10,287 5,677
Orange SA 183,121 2,659
Publicis Groupe SA 18,960 1,922
Remy Cointreau SA 4,190 226
Renault SA 24,074 1,275
Rexel SA Class H 150,603 4,210
Safran SA 8,323 2,207
Sartorius Stedim Biotech 30,717 7,205
Societe Generale SA 82,702 4,292
Teleperformance 42,350 4,675
Total SE 60,738 3,445
Valeo SE 69,985 691
Vinci SA 2,963 417
84,930
Germany - 8.7%
adidas AG 10,732 2,452
Allianz SE 5,837 2,411
BASF SE 107,300 5,443
Bayer AG 109,547 2,864
Continental AG 58,967 4,569
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CTS Eventim AG & Co. KGaA 43,030 5,068
Daimler Truck Holding AG 150,593 6,008
Deutsche Bank AG 15,637 409
Deutsche Boerse AG 25,962 8,356
Deutsche Telekom AG 28,915 1,037
E.ON SE 26,241 459
Evonik Industries AG 140,961 3,156
Fresenius Medical Care AG 62,483 3,159
Fresenius SE & Co. KGaA 53,831 2,554
GEA Group AG 16,292 1,057
Hannover Rueck SE 8,402 2,680
Heidelberg Materials AG 5,294 1,046
Infineon Technologies AG 55,844 1,830
Knorr-Bremse AG 7,515 742
Mercedes-Benz Group AG 42,923 2,555
Merck KGaA 1,953 270
MTU Aero Engines AG 17,158 5,933
Muenchener Rueckversicherungs-
Gesellschaft AG 5,824 3,968
Rheinmetall AG 3,226 5,461
SAP SE 25,859 7,479
Siemens AG 4,826 1,107
Siemens Energy AG(Æ) 7,328 562
Symrise AG 71,847 8,266
Vonovia SE 10,444 347
91,248
Hong Kong - 2.0%
AIA Group, Ltd. 1,118,975 8,454
ASMPT, Ltd. 55,800 376
CK Asset Holdings, Ltd. 252,157 1,037
CLP Holdings, Ltd. 147,000 1,258
Hang Seng Bank, Ltd. 77,500 1,088
Hong Kong & China Gas Co., Ltd. 1,499,000 1,355
Hong Kong Exchanges & Clearing, Ltd. 17,000 754
Power Assets Holdings, Ltd. 143,500 950
Prudential PLC 436,719 4,655
Sino Land Co., Ltd. 228,000 234
Techtronic Industries Co., Ltd. 21,239 216
WH Group, Ltd.(Þ) 1,110,000 998
21,375
India - 1.0%
Axis Bank, Ltd. - GDR(Þ) 24,854 1,745
HDFC Bank, Ltd. - ADR 99,811 7,255
Larsen & Toubro, Ltd. - GDR(Þ) 48,224 1,904
10,904
Indonesia - 0.2%
Bank Negara Indonesia Persero Tbk PT 1,962,300 502
Bank Rakyat Indonesia Persero Tbk PT 5,589,800 1,317
1,819
Ireland - 0.9%
AIB Group PLC 215,457 1,454
Bank of Ireland Group PLC 422,992 4,999

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 121
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Flutter Entertainment PLC(Æ) 14,527 3,514
9,967
Israel - 0.2%
Bank Hapoalim BM 22,743 334
Bank Leumi Le-Israel BM 25,511 364
Check Point Software Technologies,
Ltd.(Æ) 3,862 848
Nice, Ltd.(Æ) 1,640 257
Teva Pharmaceutical Industries, Ltd.
- ADR 14,588 226
Wix.com, Ltd.(Æ) 1,211 206
2,235
Italy - 3.1%
BPER Banca SpA 227,048 1,838
Coca-Cola HBC AG(Æ) 8,422 438
Davide Campari-Milano SpA 637,355 4,252
Enel SpA 585,935 5,077
Eni SpA 174,211 2,471
FinecoBank Banca Fineco SpA 373,666 7,445
Generali 18,807 685
Intesa Sanpaolo SpA 87,670 466
Moncler SpA 20,431 1,262
Poste Italiane SpA(Þ) 14,482 293
Prysmian SpA 4,111 225
Recordati SpA 11,220 660
Ryanair Holdings PLC - ADR 48,472 2,320
Terna - Rete Elettrica Nazionale 23,893 238
UniCredit SpA 91,024 5,263
32,933
Japan - 15.8%
Advantest Corp. 50,700 2,096
Ajinomoto Co., Inc. 21,388 437
Alfresa Holdings Corp. 35,000 528
Alps Alpine Co., Ltd. 34,100 346
Amada Co., Ltd. 38,200 382
Asahi Group Holdings, Ltd. 16,800 232
Asics Corp. 16,300 353
Astellas Pharma, Inc. 33,700 337
Bridgestone Corp. 93,400 3,921
Brother Industries, Ltd. 15,300 270
Canon, Inc. 87,400 2,699
Chiba Bank, Ltd. (The) 128,000 1,133
Chugai Pharmaceutical Co., Ltd. 11,000 635
Dai-ichi Life Holdings, Inc. 107,700 775
Daiichi Sankyo Co., Ltd. 20,400 521
Daikin Industries, Ltd. 1,700 195
Daito Trust Construction Co., Ltd. 8,300 921
Daiwa House Industry Co., Ltd. 13,500 487
Denso Corp. 122,600 1,588
Dentsu, Inc. 62,300 1,305
East Japan Railway Co. 17,700 383
Eisai Co., Ltd. 15,110 436
ENEOS Holdings, Inc. 60,600 292
Fast Retailing Co., Ltd. 1,100 363
FUJIFILM Holdings Corp. 15,600 320
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fujitsu, Ltd. 26,000 575
Fukuoka Financial Group, Inc. 56,500 1,484
Hakuhodo DY Holdings, Inc. 79,700 599
Hino Motors, Ltd.(Æ) 99,200 316
Hitachi, Ltd. 161,700 3,999
Honda Motor Co., Ltd. 134,574 1,371
Horiba, Ltd. 8,800 602
Hoya Corp. 5,700 670
Iida Group Holdings Co., Ltd. 55,200 873
Isuzu Motors, Ltd. 9,800 132
ITOCHU Corp. 59,800 3,060
Japan Airlines Co., Ltd. 35,700 646
Japan Exchange Group, Inc. 30,400 339
Japan Post Bank Co., Ltd. Class A 23,900 245
Japan Post Holdings Co., Ltd. 47,100 457
Japan Post Insurance Co., Ltd. Class A 64,300 1,289
Japan Tobacco, Inc. 82,700 2,552
JGC Holdings Corp. 57,600 463
Kajima Corp. 24,700 590
Kao Corp. 55,900 2,381
KDDI Corp. 164,900 2,915
Keyence Corp. 16,900 7,098
Kirin Holdings Co., Ltd. 102,900 1,555
Koito Manufacturing Co., Ltd. 95,200 1,155
Komatsu, Ltd. 115,500 3,323
Kubota Corp. 149,100 1,728
Kyocera Corp. 118,000 1,399
Makita Corp. 3,153 93
MEIJI Holdings Co., Ltd. 18,200 447
Minebea Co., Ltd. 198,500 2,916
Mitsubishi Corp. 16,300 310
Mitsubishi Electric Corp. 16,300 316
Mitsubishi Estate Co., Ltd. 107,300 1,884
Mitsubishi Gas Chemical Co., Inc. 35,500 541
Mitsubishi HC Capital, Inc. 31,900 225
Mitsubishi Heavy Industries, Ltd. 21,900 430
Mitsubishi UFJ Financial Group, Inc. 106,122 1,343
Mizuho Financial Group, Inc. 32,700 822
MS&AD Insurance Group Holdings,
Inc. 105,600 2,404
Murata Manufacturing Co., Ltd. 21,000 326
NEC Corp. 28,000 683
Nikon Corp. 40,700 391
Nintendo Co., Ltd. 27,100 2,264
Nippon Telegraph & Telephone Corp. 324,700 339
Nippon Television Holdings, Inc. 41,000 947
Nissan Chemical Corp. 13,700 400
Nissan Motor Co., Ltd. 334,400 794
Nitto Denko Corp. 297,100 5,212
Obayashi Corp. 32,600 506
Obic Co., Ltd. 7,000 245
Olympus Corp. 195,500 2,554
Ono Pharmaceutical Co., Ltd. 60,992 702
ORIX Corp. 28,100 562
Otsuka Corp. 18,800 418
Otsuka Holdings Co., Ltd. 6,800 331
Panasonic Holdings Corp. 16,600 193

See accompanying notes which are an integral part of the financial statements.
122 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Persol Holdings Co., Ltd. 479,300 866
Recruit Holdings Co., Ltd. 16,300 910
Resona Holdings, Inc. 660,700 5,287
Rinnai Corp. 32,200 723
Rohm Co., Ltd. 117,000 1,065
Secom Co., Ltd. 12,800 470
Sega Sammy Holdings, Inc. 36,300 761
Seiko Epson Corp. 22,700 317
Sekisui Chemical Co., Ltd. 57,400 1,001
Sekisui House, Ltd. 22,200 509
Seven & i Holdings Co., Ltd. 19,700 292
SG Holdings Co., Ltd. 33,100 349
Shin-Etsu Chemical Co., Ltd. 204,270 6,206
Shionogi & Co., Ltd. 101,500 1,705
SMC Corp. 4,200 1,368
SoftBank Corp. 323,100 986
Sony Group Corp. 155,150 4,005
Stanley Electric Co., Ltd. 38,223 717
Subaru Corp. 113,588 2,066
Sumitomo Corp. 10,500 258
Sumitomo Electric Industries, Ltd. 15,400 248
Sumitomo Heavy Industries, Ltd. 26,900 560
Sumitomo Mitsui Financial Group, Inc. 78,300 1,869
Sumitomo Mitsui Trust Holdings, Inc. 109,800 2,716
Sumitomo Rubber Industries, Ltd. 51,000 644
Suntory Beverage & Food, Ltd. 99,700 3,481
Suzuki Motor Corp. 23,200 278
T&D Holdings, Inc. 212,600 4,524
Taiheiyo Cement Corp. 17,000 458
Taisei Corp. 7,500 407
Takeda Pharmaceutical Co., Ltd. 97,000 2,966
TDK Corp. 406,900 4,347
Terumo Corp. 25,800 495
THK Co., Ltd. 21,100 520
Tokio Marine Holdings, Inc. 84,200 3,373
Tokyo Electron, Ltd. 37,068 5,525
Toray Industries, Inc. 301,000 1,919
TOTO, Ltd. 15,600 415
Toyota Motor Corp. 106,800 2,044
Trend Micro, Inc. 12,200 874
Tsuruha Holdings, Inc. 13,600 1,095
Unicharm Corp. 495,300 4,594
Yakult Honsha Co., Ltd. 19,900 408
Yamato Holdings Co., Ltd. 72,584 1,030
166,020
Jordan - 0.0%
Hikma Pharmaceuticals PLC 18,045 478
Luxembourg - 0.8%
ArcelorMittal SA 129,568 3,848
RTL Group SA 11,186 457
Zabka Group SA(Æ) 626,924 3,585
7,890
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 866,883 3,175
Mexico - 0.2%
America Movil SAB de CV - ADR 80,426 1,386
Fresnillo PLC 65,983 884
2,270
Netherlands - 4.4%
ABN AMRO Bank NV(Þ) 102,604 2,127
Adyen NV(Æ)(Þ) 593 961
Argenx SE(Æ) 3,300 2,131
ASML Holding NV 8,640 5,784
Euronext NV(Þ) 11,152 1,866
Ferrari NV 5,275 2,402
Heineken NV 13,610 1,216
ING Groep NV 304,399 5,904
Koninklijke Ahold Delhaize NV 13,509 553
Koninklijke KPN NV 398,813 1,853
Koninklijke Philips NV(Æ) 136,981 3,481
NN Group NV 35,995 2,208
Randstad NV 109,632 4,430
Universal Music Group NV 352,898 10,320
VEON, Ltd. - ADR(Æ) 7,343 333
Wolters Kluwer NV 4,726 835
46,404
New Zealand - 0.0%
Spark New Zealand, Ltd. 231,170 286
Norway - 0.6%
DNB Bank ASA 49,310 1,239
Equinor ASA Class N 151,139 3,454
Gjensidige Forsikring ASA 21,635 508
Norsk Hydro ASA 22,543 119
Orkla ASA 94,338 1,051
6,371
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 607,370 —
LUKOIL PJSC(Æ)(Š) 10,952 —
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 145,363 —
Sberbank of Russia PJSC(Æ)(Š) 415,116 —
—
Singapore - 1.5%
CapitaLand Ascendas REIT(Æ)(ö) 91,500 187
DBS Group Holdings, Ltd. 101,880 3,331
Grab Holdings, Ltd. Class A(Æ) 1,056,388 5,155
Oversea-Chinese Banking Corp., Ltd. 218,560 2,716
Singapore Exchange, Ltd. 47,200 519
Singapore Technologies Engineering,
Ltd. 117,100 665
Singapore Telecommunications, Ltd. 948,000 2,748
United Overseas Bank, Ltd. 13,900 370
15,691

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 123
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Africa - 0.3%
Anglo American PLC 34,544 936
MTN Group, Ltd. 200,041 1,320
Old Mutual, Ltd. 1,068,638 652
2,908
South Korea - 1.2%
Coway Co., Ltd. 12,614 778
Hankook Tire & Technology Co., Ltd. 13,952 407
Hyundai Mobis Co., Ltd. 7,314 1,378
KB Financial Group, Inc. 26,435 1,677
KT Corp. - ADR 93,882 1,827
Samsung Electronics Co., Ltd. 63,203 2,477
Shinhan Financial Group Co., Ltd. 84,826 3,071
SK Hynix, Inc. 11,784 1,481
13,096
Spain - 1.4%
Aena SME SA(Þ) 1,451 365
Banco Bilbao Vizcaya Argentaria SA 28,373 390
Banco Santander SA 62,124 438
CaixaBank SA 321,240 2,464
Iberdrola SA 67,142 1,211
Industria de Diseno Textil SA 182,487 9,822
Telefonica SA 75,688 390
15,080
Sweden - 1.4%
Assa Abloy AB Class B 53,638 1,610
Atlas Copco AB Class A 119,025 1,867
Atlas Copco AB Class B 150,395 2,116
Boliden AB(Æ) 6,168 190
Epiroc AB Class A 12,078 259
Essity Aktiebolag Class B 65,584 1,893
Investor AB Class B 24,194 722
Sandvik AB 95,015 1,992
Skandinaviska Enskilda Banken AB
Class A 31,251 498
SKF AB Class B 67,516 1,340
Svenska Handelsbanken AB Class A 24,410 321
Telefonaktiebolaget LM Ericsson Class
B 223,292 1,894
Volvo AB Class B 10,344 285
14,987
Switzerland - 3.5%
ABB, Ltd. 17,422 922
Adecco Group AG 33,523 880
Barry Callebaut AG 94 84
DSM-Firmenich AG 2,280 248
Galderma Group AG 20,294 2,357
Geberit AG 418 291
Givaudan SA 99 478
Julius Baer Group, Ltd. 51,203 3,302
Lonza Group AG 2,422 1,727
Partners Group Holding AG 1,512 1,970
Schindler Holding AG 4,671 1,693
SGS SA 15,785 1,544
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sika AG 1,022 256
Swatch Group AG (The) Class B 7,114 1,239
Swiss Life Holding AG 359 357
Swisscom AG 3,270 2,179
UBS Group AG 445,787 13,440
Zurich Insurance Group AG 5,303 3,741
36,708
Taiwan - 2.1%
Delta Electronics, Inc. 127,000 1,329
E Ink Holdings, Inc. 159,000 1,109
MediaTek, Inc. 19,000 805
Taiwan Semiconductor Manufacturing
Co., Ltd. 310,000 8,837
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 57,576 9,597
21,677
Thailand - 0.2%
Kasikornbank PCL 463,600 2,216
United Kingdom - 10.2%
3i Group PLC 18,314 1,040
AstraZeneca PLC 35,833 5,135
Auto Trader Group PLC(Þ) 22,671 254
Aviva PLC 43,101 322
Babcock International Group PLC 50,114 538
BAE Systems PLC 36,994 850
Barclays PLC 708,050 2,833
Barratt Redrow PLC 86,545 540
British American Tobacco PLC 114,205 4,955
British Land Co. PLC (The)(ö) 168,518 885
BT Group PLC 793,884 1,840
Bunzl PLC 7,171 226
Burberry Group PLC 70,501 688
CK Hutchison Holdings, Ltd. Class B 245,131 1,381
Compass Group PLC 221,907 7,455
Diageo PLC 78,267 2,185
Diploma PLC 85,131 4,529
easyJet PLC 227,470 1,501
Halma PLC 14,322 529
HSBC Holdings PLC 470,867 5,229
Imperial Tobacco Group PLC 7,706 316
InterContinental Hotels Group PLC 2,979 319
Intermediate Capital Group PLC 72,755 1,823
Intertek Group PLC 99,791 6,106
J Sainsbury PLC 1,095,373 3,896
Kingfisher PLC 326,514 1,256
Land Securities Group PLC(ö) 146,323 1,157
Lloyds Banking Group PLC 354,564 347
London Stock Exchange Group PLC 49,731 7,714
National Grid PLC 33,568 485
NatWest Group PLC 360,116 2,299
Next PLC 2,351 388
Pearson PLC 18,974 304
Reckitt Benckiser Group PLC 101,376 6,543
RELX PLC 218,933 11,929

See accompanying notes which are an integral part of the financial statements.
124 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rolls Royce Holdings PLC 267,987 2,699
Sage Group PLC (The) 29,934 496
Standard Chartered PLC 311,059 4,506
Tate & Lyle PLC 90,502 675
Tesco PLC 442,821 2,187
Travis Perkins PLC 81,159 606
Unilever PLC 69,912 4,437
Wise PLC Class A(Æ) 153,786 2,008
WPP PLC 205,637 1,586
106,997
United States - 10.2%
Alcon, Inc. 16,805 1,638
Amdocs, Ltd. 43,333 3,838
Aon PLC Class A 9,792 3,474
BP PLC 606,238 2,773
CSL, Ltd. 2,358 380
Experian PLC 9,267 460
Ferrovial SE 7,232 353
GFL Environmental, Inc. 8,243 411
GSK PLC 497,449 9,825
Haleon PLC 1,843,120 9,236
Holcim AG(Æ) 29,567 3,281
James Hardie Industries PLC(Æ) 46,814 1,112
Linde PLC 21,838 9,898
Medtronic PLC 28,491 2,415
Nestle SA 51,676 5,500
Novartis AG 74,042 8,382
Roche Holding AG 23,523 7,695
Sanofi SA 62,608 6,866
Schlumberger NV 91,881 3,055
Schneider Electric SE 55,657 13,041
Shell PLC 300,095 9,671
Spotify Technology SA(Æ) 5,827 3,578
Tenaris SA 46,801 779
107,661
Total Common Stocks
(cost $855,718) 969,213
Preferred Stocks - 0.8%
Brazil - 0.1%
Raizen SA
0.589% (Ÿ) 1,113,007 355
Germany - 0.3%
Henkel AG & Co. KGaA
2.885% (Ÿ) 15,045 1,165
Volkswagen AG
8.745% (Ÿ) 19,309 2,089
3,254
South Korea - 0.4%
Samsung Electronics Co., Ltd.
3.107% (Ÿ) 136,919 4,521
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Preferred Stocks
(cost $10,996) 8,130
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2040
Warrants 325 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 4.6%
United States - 4.6%
U.S. Cash Management Fund(@) 48,353,596 (∞) 48,339
Total Short-Term Investments
(cost $48,339) 48,339
Total Investments - 97.4%
(identified cost $915,053) 1,025,682
Other Assets and Liabilities,
Net - 2.6%
27,494
Net Assets - 100.0%
1,053,176

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 125
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.4%
ABN AMRO Bank NV 10/03/19 EUR 102,604 17.27 1,771
2,127
Adyen NV 04/19/22 EUR 593 1,626.81 965
961
Aena SME SA 01/23/25 EUR 1,451 212.11 308
365
Amundi SA 02/28/19 EUR 39,794 66.73 2,655
3,138
Auto Trader Group PLC 08/04/23 GBP 22,671 8.08 183
254
Axis Bank, Ltd. 04/12/24 24,854 65.42 1,626
1,745
Euronext NV 07/26/24 EUR 11,152 106.87 1,192
1,866
Larsen & Toubro, Ltd. 02/23/24 48,224 41.53 2,003
1,904
Poste Italiane SpA 11/10/23 EUR 14,482 10.63 154
293
WH Group, Ltd. 06/26/19 HKD 1,110,000 0.84 927
998
Xiaomi Corp. 04/11/25 HKD 235,400 5.68 1,336 1,527
15,178
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 113 EUR 8,511 05/25
554
DAX Index Futures 15 EUR 8,477 06/25
(245)
EURO STOXX 50 Index Futures 94 EUR 4,801 06/25
(200)
FTSE/MIB Index Futures 14 EUR 2,594 06/25
(80)
IBEX 35 Index Futures 19 EUR 2,517 05/25
175
OMXS30 Index Futures 90 SEK 21,731 05/25
134
S&P/TSX 60 Index Futures 262 CAD 78,338 06/25
1,104
SPI 200 Index Futures 195 AUD 39,692 06/25
752
TOPIX Index Futures 110 JPY 2,930,950 06/25 995
Short Positions
FTSE 100 Index Futures 131 GBP 11,088 06/25
422
Hang Seng Index Futures 67 HKD 73,988 05/25
(79)
MSCI Emerging Markets Index Futures 731 USD 40,571 06/25
1,169
MSCI Singapore Index Futures 286 SGD 11,030 05/25
(91)
S&P 500 E-Mini Index Futures 18 USD 5,028 06/25 130
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 4,740
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 4,829 CAD 6,860 06/18/25 160
Bank of America USD 5,159 CHF 4,172 06/18/25 (78)
Bank of America USD 5,960 EUR 5,237 06/18/25 (12)
Bank of America USD 881 JPY 126,565 05/01/25 4
Bank of America GBP 3,900 USD 4,974 06/18/25 (224)
Bank of America JPY 1,116,335 USD 7,689 06/18/25 (160)
BNP Paribas USD 7,290 AUD 11,573 06/18/25 127

See accompanying notes which are an integral part of the financial statements.
126 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas USD 9,925 CAD 14,246 06/18/25 433
BNP Paribas USD 12,314 JPY 1,810,858 06/18/25 419
BNP Paribas USD 2,062 SEK 20,717 06/18/25 87
BNP Paribas EUR 2,983 USD 3,265 06/18/25 (124)
Citigroup USD 7,278 AUD 11,573 06/18/25 139
Citigroup USD 9,932 CAD 14,246 06/18/25 427
Citigroup USD 12,303 JPY 1,810,858 06/18/25 428
Citigroup USD 2,062 SEK 20,717 06/18/25 87
Citigroup EUR 2,983 USD 3,267 06/18/25 (121)
Royal Bank of Canada USD 7,287 AUD 11,573 06/18/25 130
Royal Bank of Canada USD 9,933 CAD 14,246 06/18/25 426
Royal Bank of Canada USD 12,312 JPY 1,810,858 06/18/25 420
Royal Bank of Canada USD 2,063 SEK 20,717 06/18/25 86
Royal Bank of Canada EUR 2,983 USD 3,265 06/18/25 (124)
Standard Chartered USD 7,287 AUD 11,573 06/18/25 130
Standard Chartered USD 9,930 CAD 14,246 06/18/25 429
Standard Chartered USD 12,312 JPY 1,810,858 06/18/25 420
Standard Chartered USD 2,063 SEK 20,717 06/18/25 87
Standard Chartered EUR 2,983 USD 3,265 06/18/25 (124)
State Street USD 1,443 DKK 9,800 06/18/25 49
State Street USD 317 SGD 420 06/18/25 5
State Street CHF 1,380 USD 1,581 06/18/25 (100)
State Street GBP 6,178 USD 8,004 06/18/25 (230)
State Street HKD 2,290 USD 295 06/18/25 —
State Street NOK 20,940 USD 1,970 06/18/25 (43)
State Street NZD 960 USD 550 06/18/25 (21)
Westpac USD 7,281 AUD 11,573 06/18/25 136
Westpac USD 9,917 CAD 14,246 06/18/25 442
Westpac USD 12,312 JPY 1,810,858 06/18/25 420
Westpac USD 2,065 SEK 20,717 06/18/25 84
Westpac EUR 2,983 USD 3,271 06/18/25 (118)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 4,096
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 18,589 $ —
$ —
$ 18,589 1 .8
Austria — 7,135 —
—
7,135 0 .7
Belgium — 2,752 —
—
2,752 0 .3
Brazil 12,973 — —
—
12,973 1 .2

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 127
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Burkina Faso 606 — —
—
606 0 .1
Canada 39,109 — —
—
39,109 3 .7
China 7,001 27,027 —
—
34,028 3 .2
Denmark — 19,989 —
—
19,989 1 .9
Finland — 8,706 —
—
8,706 0 .8
France — 84,930 —
—
84,930 8 .1
Germany — 91,248 —
—
91,248 8 .7
Hong Kong — 21,375 —
—
21,375 2 .0
India 7,255 3,649 —
—
10,904 1 .0
Indonesia — 1,819 —
—
1,819 0 .2
Ireland — 9,967 —
—
9,967 0 .9
Israel 1,280 955 —
—
2,235 0 .2
Italy 2,320 30,613 —
—
32,933 3 .1
Japan — 166,020 —
—
166,020 15 .8
Jordan — 478 —
—
478 —
*
Luxembourg — 7,890 —
—
7,890 0 .8
Macao — 3,175 —
—
3,175 0 .3
Mexico 1,386 884 —
—
2,270 0 .2
Netherlands 333 46,071 —
—
46,404 4 .4
New Zealand — 286 —
—
286 —
*
Norway — 6,371 —
—
6,371 0 .6
Russia — — —
—
— —
Singapore 5,155 10,536 —
—
15,691 1 .5
South Africa — 2,908 —
—
2,908 0 .3
South Korea 1,827 11,269 —
—
13,096 1 .2
Spain — 15,080 —
—
15,080 1 .4
Sweden — 14,987 —
—
14,987 1 .4
Switzerland — 36,708 —
—
36,708 3 .5
Taiwan 9,597 12,080 —
—
21,677 2 .1
Thailand — 2,216 —
—
2,216 0 .2
United Kingdom — 106,997 —
—
106,997 10 .2
United States 26,669 80,992 —
—
107,661 10 .2
Preferred Stocks 355 7,775 — — 8,130 0 .8
Warrants and Rights — — — — — —
Short-Term Investments — — — 48,339 48,339 4 .6
Total Investments 115,866 861,477 — 48,339 1,025,682 97 .4
Other Assets and Liabilities, Net
2 .6
100 .0

See accompanying notes which are an integral part of the financial statements.
128 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 5,435 — — — 5,435 0 .5
Foreign Currency Exchange Contracts 4 5,571 — — 5,575 0 .5
A
Liabilities
Futures Contracts (695) — — — (695) (0 .1)
Foreign Currency Exchange Contracts — (1,479) — — (1,479) (0 .1)
Total Other Financial Instruments
**
$ 4,744 $ 4,092 $ — $ — $ 8,836
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
151,952
Consumer Staples ...............................................................................
75,023
Energy ................................................................................................
41,644
Financial Services ..............................................................................
267,354
Health Care ........................................................................................
95,291
Materials and Processing ...................................................................
86,671
Producer Durables ..............................................................................
108,212
Technology .........................................................................................
110,971
Utilities ...............................................................................................
32,095
Preferred Stocks
Consumer Discretionary ....................................................................
2,089
Consumer Staples ...............................................................................
1,165
Technology .........................................................................................
4,521
Utilities ...............................................................................................
355
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
48,339
Total Investments ............................................................................... 1,025,682

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 129
Russell Investment Company
International Developed Markets Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 5,575
Variation margin on futures contracts* 5,435 —
Total
$ 5,435 $ 5,575
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 695 $ —
Unrealized depreciation on foreign currency exchange contracts — 1,479
Total
$ 695 $ 1,479
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,822) $ —
Foreign currency exchange contracts — (8,384)
Total
$ (1,822) $ (8,384)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 3,747 $ —
Foreign currency exchange contracts — 9,623
Total
$ 3,747 $ 9,623
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
130 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2025 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 5,575 $ — $ 5,575
Total Financial and Derivative Assets
5,575 — 5,575
Financial and Derivative Assets not subject to a netting agreement
(4) — (4)
Total Financial and Derivative Assets subject to a netting agreement
$ 5,571 $ — $ 5,571
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received ^ Net Amount
Bank of America
$ 160 $ 160 $ — $ —
BNP Paribas
1,065 124 — 941
Citigroup
1,081 121 — 960
Royal Bank of Canada
1,062 124 — 938
Standard Chartered
1,066 124 — 942
State Street
55 55 — —
Westpac
1,082 118 — 964
Total
$ 5,571 $ 826 $ — $ 4,745

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 131
Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2025 (Unaudited)
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,479 $ — $ 1,479
Total Financial and Derivative Liabilities
1,479 — 1,479
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,479 $ — $ 1,479
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged ^ Net Amount
Bank of America $ 473 $ 160 $ — $ 313
BNP Paribas 124 124 — —
Citigroup 121 121 — —
Royal Bank of Canada 124 124 — —
Standard Chartered 124 124 — —
State Street 395 55 — 340
Westpac 118 118 — —
Total
$ 1,479 $ 826 $ — $ 653
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
132 International Developed Markets Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 915,053
Investments, at fair value(>) ........................................................................................................................................................
1,025,682
Foreign currency holdings(^) ....................................................................................................................................................... 4,189
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 5,575
Receivables:
Dividends and interest ...................................................................................................................................................... 9,604
Dividends from affiliated funds ....................................................................................................................................... 140
Fund shares sold ............................................................................................................................................................... 452
From broker(a) ................................................................................................................................................................. 11,073
Variation margin on futures contracts .............................................................................................................................. 4,746
Prepaid expenses .......................................................................................................................................................................... 8
Total assets ...............................................................................................................................................................
1,061,469
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 885
Fund shares redeemed ...................................................................................................................................................... 4,886
Accrued fees to affiliates .................................................................................................................................................. 727
Other accrued expenses .................................................................................................................................................... 316
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,479
Total liabilities ...........................................................................................................................................................
8,293
Net Assets ...............................................................................................................................................................
$ 1,053,176

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 133
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 122,629
Shares of beneficial interest .........................................................................................................................................................
232
Additional paid-in capital ............................................................................................................................................................
930,315
Net Assets ...............................................................................................................................................................
$ 1,053,176
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 45.18
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 47.94
Class A — Net assets ........................................................................................................................................................... $ 19,723,454
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 436,595
Net asset value per share: Class C (#) .......................................................................................................................................... $ 45.39
Class C — Net assets ........................................................................................................................................................... $ 6,129,810
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 135,051
Net asset value per share: Class M (#) ......................................................................................................................................... $ 45.34
Class M — Net assets .......................................................................................................................................................... $ 199,421,647
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 4,398,017
Net asset value per share: Class S (#) .......................................................................................................................................... $ 45.36
Class S — Net assets ............................................................................................................................................................ $ 781,810,163
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 17,237,297
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 45.42
Class Y — Net assets ........................................................................................................................................................... $ 46,090,572
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 1,014,754
Amounts in thousands
(^)     Foreign currency holdings - cost $ 4,293
(>)     Investments in affiliates, U.S. Cash Management Fund $ 48,339
(a)   Receivable from Broker for Futures $ 11,073
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
134 International Developed Markets Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 14 , 536
Dividends from affiliated funds ....................................................................................................................................... 840
Interest .............................................................................................................................................................................. 98
Less foreign taxes withheld ............................................................................................................................................. (1,583)
Total investment income ..............................................................................................................................................................
13,891
Expenses
Advisory fees ................................................................................................................................................................... 3,590
Administrative fees .......................................................................................................................................................... 245
Custodian fees .................................................................................................................................................................. 127
Distribution fees - Class A ............................................................................................................................................... 23
Distribution fees - Class C ............................................................................................................................................... 2 3
Transfer agent fees - Class A ........................................................................................................................................... 19
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 193
Transfer agent fees - Class S ............................................................................................................................................ 764
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 69
Registration fees ............................................................................................................................................................... 43
Shareholder servicing fees - Class C ............................................................................................................................... 7
Trustees’ fees .................................................................................................................................................................... 28
Printing fees ..................................................................................................................................................................... 41
Miscellaneous .................................................................................................................................................................. 20 3
Expenses before reductions .............................................................................................................................................. 5,382
Expense reductions .......................................................................................................................................................... (390)
Net expenses ................................................................................................................................................................................
4,992
Net investment income (loss) .......................................................................................................................................................
8,899
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 29,371
Investments in affiliated funds ......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. (1,822)
Foreign currency exchange contracts ............................................................................................................................... (8,384)
Foreign currency-related transactions .............................................................................................................................. 206
Net realized gain (loss) ................................................................................................................................................................
19,366
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 28,171
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 3,747
Foreign currency exchange contracts ............................................................................................................................... 9,623
Foreign currency-related transactions .............................................................................................................................. 342
Net change in unrealized appreciation (depreciation) ................................................................................................................. 41,884
Net realized and unrealized gain (loss) ........................................................................................................................................ 61,250
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 70,149

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 135
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 8,899 $ 21,28 8
Net realized gain (loss) ....................................................................................................................... 19,366 24,43 7
Net change in unrealized appreciation (depreciation) ........................................................................ 41,884 156,360
Net increase (decrease) in net assets from operations .............................................................................. 70,149 202,085
Distributions
To shareholders
Class A .......................................................................................................................................... (554) (342)
Class C .......................................................................................................................................... (132) (72)
Class M ......................................................................................................................................... (6,370) (4,372)
Class S .......................................................................................................................................... (25,324) (16,969)
Class Y .......................................................................................................................................... (1,480) (977)
Net decrease in net assets from distributions ............................................................................................ (33,860) (22,732)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (24,577) (199,006)
Total Net Increase (Decrease) in Net Assets ........................................................................
11,712 (19,653)
Net Assets
Beginning of period .................................................................................................................................. 1,041,464 1,061,117
End of period .............................................................................................................................................
$ 1,053,176 $ 1,041,4 64

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
136 International Developed Markets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 35 $ 1,500 54 $ 2,243
Proceeds from reinvestment of distributions 13 553 8 341
Payments for shares redeemed (33) (1,419) (81) (3,400)
Net increase (decrease)
15 634 (19) (816)
Class C
Proceeds from shares sold 2 71 4 151
Proceeds from reinvestment of distributions 3 132 2 72
Payments for shares redeemed (12) (524) (23) (963)
Net increase (decrease)
(7) (321) (17) (740)
Class M
Proceeds from shares sold 459 19,828 804 34,312
Proceeds from reinvestment of distributions 155 6,368 107 4,372
Payments for shares redeemed (904) (39,155) (904) (38,228)
Net increase (decrease)
(290) (12,959) 7 456
Class S
Proceeds from shares sold 1,371 59,285 1,338 56,507
Proceeds from reinvestment of distributions 611 25,142 413 16,844
Payments for shares redeemed (2,199) (95,260) (6,711) (272,542)
Net increase (decrease)
(217) (10,833) (4,960) (199,191)
Class Y
Proceeds from shares sold 4 173 26 1,088
Proceeds from reinvestment of distributions 36 1,480 24 977
Payments for shares redeemed (62) (2,751) (18) (780)
Net increase (decrease)
(22) (1,098) 32 1,285
Total increase (decrease)
(521) $ (24,577) (4,957) $ (199,006)

See accompanying notes which are an integral part of the financial statements.
138 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2025 * 43.63 .31 2.54 2.85 (1.30) —
October 31, 2024 36.79 .73 6.90 7.63 (.79) —
October 31, 2023 33.13 .66 3.53 4.19 — (.53)
October 31, 2022 44.41 .67 (10.63) (9.96) (1.05) (.27)
October 31, 2021 32.08 .67 11.99 12.66 (.33) —
October 31, 2020 36.64 .33 (3.89) (3.56) (1.00) —
Class C
April 30, 2025 * 43.62 .14 2.57 2.71 (.94) —
October 31, 2024 36.76 .41 6.91 7.32 (.46) —
October 31, 2023 33.35 .38 3.56 3.94 — (.53)
October 31, 2022 44.66 .38 (10.71) (10.33) (.71) (.27)
October 31, 2021 32.24 .35 12.09 12.44 (.02) —
October 31, 2020 36.74 .08 (3.95) (3.87) (.63) —
Class M
April 30, 2025 * 43.88 .39 2.54 2.93 (1.47) —
October 31, 2024 36.99 .89 6.95 7.84 (.95) —
October 31, 2023 33.18 .81 3.53 4.34 — (.53)
October 31, 2022 44.49 .82 (10.63) (9.81) (1.23) (.27)
October 31, 2021 32.13 .87 11.96 12.83 (.47) —
October 31, 2020 36.71 .47 (3.89) (3.42) (1.16) —
Class S
April 30, 2025 * 43.86 .37 2.56 2.93 (1.43) —
October 31, 2024 36.97 .85 6.93 7.78 (.89) —
October 31, 2023 33.20 .77 3.53 4.30 — (.53)
October 31, 2022 44.51 .79 (10.64) (9.85) (1.19) (.27)
October 31, 2021 32.14 .78 12.02 12.80 (.43) —
October 31, 2020 36.71 .43 (3.88) (3.45) (1.12) —
Class Y
April 30, 2025 * 43.96 .41 2.55 2.96 (1.50) —
October 31, 2024 37.06 .93 6.94 7.87 (.97) —
October 31, 2023 33.23 .84 3.52 4.36 — (.53)
October 31, 2022 44.56 .85 (10.66) (9.81) (1.25) (.27)
October 31, 2021 32.17 .86 12.02 12.88 (.49) —
October 31, 2020 36.75 .50 (3.90) (3.40) (1.18) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 139
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross (ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ )
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ )
%
Portfolio
Turnover Rate
(ǿ)
(1.30) 45.18 6.82 19,723 1.30 1.28 1.46 14
(.79) 43.63 20.90 18,390 1.28 1.26 1.73 28
(.53) 36.79 12.68 16,197 1.26 1.22 1.70 30
(1.32) 33.13 (23.02) 16,547 1.26 1.22 1.75 32
(.33) 44.41 39.61 23,364 1.25 1.22 1.60 34
(1.00) 32.08 (10.08) 18,028 1.26 1.22 1.00 57
(.94) 45.39 6.41 6,130 2.05 2.03 .67 14
(.46) 43.62 19.99 6,208 2.03 2.01 .97 28
(.53) 36.76 11.84 5,865 2.01 1.97 .97 30
(.98) 33.35 (23.58) 6,326 2.01 1.97 .98 32
(.02) 44.66 38.59 9,663 2.00 1.97 .83 34
(.63) 32.24 (10.78) 8,434 2.01 1.97 .24 57
(1.47) 45.34 7.03 199,422 1.05 .89 1.83 14
(.95) 43.88 21.38 205,711 1.03 .87 2.10 28
(.53) 36.99 13.12 173,150 1.01 .83 2.10 30
(1.50) 33.18 (22.71) 268,131 1.01 .83 2.15 32
(.47) 44.49 40.15 364,171 1.00 .83 2.06 34
(1.16) 32.13 (9.74) 190,629 1.01 .83 1.41 57
(1.43) 45.36 6.99 781,810 1.05 .99 1.72 14
(.89) 43.86 21.24 765,590 1.03 .97 2.00 28
(.53) 36.97 12.99 828,666 1.01 .93 1.98 30
(1.46) 33.20 (22.78) 1,131,900 1.01 .93 2.05 32
(.43) 44.51 40.02 1,578,103 1.00 .93 1.85 34
(1.12) 32.14 (9.82) 1,396,894 1.01 .93 1.29 57
(1.50) 45.42 7.05 46,091 .85 .83 1.89 14
(.97) 43.96 21.45 45,565 .83 .81 2.17 28
(.53) 37.06 13.16 37,239 .81 .77 2.17 30
(1.52) 33.23 (22.68) 36,313 .81 .77 2.22 32
(.49) 44.56 40.26 61,501 .80 .77 2.05 34
(1.18) 32.17 (9.69) 48,009 .81 .77 1.53 57

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
140 International Developed Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 563,772
Administrative fees 39,867
Distribution fees 7,476
Shareholder servicing fees 1,205
Transfer agent fees 112,261
Trustees' fees 2,350
$ 726,931
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 22,784 $ 209,145 $ 183,586 $ (5) $ 1 $ 48,339 $ 840 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 924,036,826 $ 170,932,439 $ (60,451,919) $ 110,480,520

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 141
Russell Investment Company
Global Equity Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 91.2%
Australia - 0.4%
Aristocrat Leisure, Ltd. 39,820 1,707
BHP Group, Ltd. 45,159 1,071
Brambles, Ltd. 103,695 1,366
Insurance Australia Group, Ltd. 112,705 593
JB Hi-Fi, Ltd. 12,548 835
Pro Medicus, Ltd. 6,071 897
REA Group, Ltd. 5,754 918
Telstra Group, Ltd. 186,042 538
7,925
Austria - 0.4%
ams-OSRAM AG(Æ) 39,651 349
Erste Group Bank AG 59,565 4,012
Mondi PLC 193,868 2,948
Raiffeisen Bank International AG 10,326 275
Verbund AG Class A 7,291 561
Vienna Insurance Group AG Wiener
Versicherung Gruppe 2,688 128
8,273
Belgium - 0.3%
Ageas SA 51,641 3,254
Anheuser-Busch InBev SA 27,133 1,782
Proximus 106,495 819
5,855
Brazil - 1.0%
Ambev SA 1,233,562 3,167
Atacadao SA 694,272 1,046
Banco Bradesco SA - ADR 1,633,585 4,018
Lojas Renner SA 676,819 1,742
MercadoLibre, Inc.(Æ) 1,272 2,965
Natura & Co. Holding SA(Æ) 628,791 1,054
Telefonica Brasil SA 702,081 3,438
Ultrapar Participacoes SA 378,973 1,191
18,621
Burkina Faso - 0.1%
Endeavour Mining PLC 46,789 1,268
Canada - 1.7%
Agnico Eagle Mines, Ltd. 24,266 2,852
Air Canada Class B(Æ) 60,544 614
Bank of Montreal 8,657 829
Barrick Gold Corp. 232,285 4,430
Brookfield Corp. 12,186 655
Brookfield Renewable Corp. 16,441 469
Canadian Imperial Bank of Commerce 13,094 826
Canadian National Railway Co. 21,752 2,107
Canadian Natural Resources, Ltd. 19,344 555
CCL Industries, Inc. Class B 7,854 410
Enbridge, Inc. 2,380 111
Great-West Lifeco, Inc. 12,875 501
iA Financial Corp., Inc. 1,859 181
Imperial Oil, Ltd. 7,634 515
Intact Financial Corp. 6,148 1,365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kinross Gold Corp. 14,785 218
Manulife Financial Corp. 98,248 3,011
Royal Bank of Canada 32,257 3,872
Shopify, Inc. Class A(Æ) 24,816 2,358
Stantec, Inc. 16,967 1,489
Sun Life Financial, Inc. 24,390 1,453
Suncor Energy, Inc. 80,989 2,860
Toronto-Dominion Bank (The) 2,377 152
Tourmaline Oil Corp. 11,437 505
32,338
China - 1.3%
Alibaba Group Holding, Ltd. 89,800 1,347
Alibaba Group Holding, Ltd. - ADR 28,358 3,387
Baidu, Inc. Class A(Æ) 187,300 2,072
China Mengniu Dairy Co., Ltd. 549,000 1,382
Kuaishou Technology(Æ)(Þ) 257,600 1,735
PDD Holdings, Inc. - ADR(Æ) 32,613 3,443
Tencent Holdings, Ltd. 47,700 2,960
Trip.com Group, Ltd. - ADR 117,913 6,956
Yangzijiang Shipbuilding Holdings,
Ltd. 458,830 787
24,069
Denmark - 0.8%
AP Moller - Maersk A/S Class A 360 614
AP Moller - Maersk A/S Class B 720 1,237
Demant A/S(Æ) 19,667 715
DSV A/S 8,190 1,742
Genmab A/S(Æ) 5,781 1,221
Novo Nordisk A/S Class B 157,392 10,485
16,014
Finland - 0.4%
Elisa OYJ 6,423 343
Nokia OYJ 873,776 4,382
Sampo OYJ Class A 103,835 1,039
UPM-Kymmene OYJ 24,549 650
Wartsila OYJ Abp Class B 52,970 979
7,393
France - 4.2%
Accor SA 43,795 2,149
Airbus SE 31,579 5,287
AXA SA 111,411 5,281
BNP Paribas SA 167,053 14,119
Carrefour SA 191,465 2,949
Cie de Saint-Gobain SA 34,019 3,700
Danone SA 5,490 472
Dassault Aviation SA 2,334 847
Eiffage SA 1,908 260
Engie SA 245,957 5,078
EssilorLuxottica SA 6,483 1,862
Gaztransport Et Technigaz SA 5,880 955
Hermes International 1,213 3,311
Legrand SA 14,966 1,648
LVMH Moet Hennessy Louis Vuitton
SE 11,191 6,175

See accompanying notes which are an integral part of the financial statements.
142 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Orange SA 342,938 4,980
Pernod Ricard SA 17,422 1,883
Renault SA 48,532 2,571
Societe Generale SA 174,247 9,043
TotalEnergies SE 96,199 5,455
Valeo SE 118,663 1,172
79,197
Germany - 3.0%
Allianz SE 309 128
BASF SE 64,824 3,288
Bayerische Motoren Werke AG 49,385 4,164
Continental AG 28,163 2,182
Daimler Truck Holding AG 186,257 7,431
Deutsche Telekom AG 76,635 2,750
Evonik Industries AG 123,236 2,759
Fresenius SE & Co. KGaA 88,361 4,192
Hannover Rueck SE 2,723 868
Heidelberg Materials AG 10,640 2,102
Henkel AG & Co. KGaA 2,675 188
Infineon Technologies AG 54,468 1,785
KION Group AG 7,521 318
Mercedes-Benz Group AG 22,722 1,352
Muenchener Rueckversicherungs-
Gesellschaft AG 6,637 4,522
Rational AG 306 261
Rheinmetall AG 1,885 3,191
SAP SE 3,413 987
Siemens AG 16,082 3,688
Symrise AG 75,758 8,716
Talanx AG 6,659 762
Volkswagen AG 5,260 584
56,218
Hong Kong - 1.3%
AIA Group, Ltd. 1,439,348 10,874
ASMPT, Ltd. 124,000 836
CK Asset Holdings, Ltd. 475,500 1,956
Jardine Matheson Holdings, Ltd. 6,574 293
Power Assets Holdings, Ltd. 65,500 434
Prudential PLC 589,488 6,283
WH Group, Ltd.(Þ) 3,836,599 3,449
24,125
India - 0.5%
HDFC Bank, Ltd. - ADR 133,678 9,717
Indonesia - 0.1%
Bank Negara Indonesia Persero Tbk PT 4,433,500 1,134
Ireland - 0.7%
Accenture PLC Class A 8,366 2,503
AIB Group PLC 601,100 4,056
Bank of Ireland Group PLC 272,703 3,223
Flutter Entertainment PLC(Æ) 11,548 2,794
12,576
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Israel - 0.0%
Azrieli Group, Ltd. 2,506 183
Bank Leumi Le-Israel BM 19,349 276
459
Italy - 1.1%
BPER Banca SpA 442,540 3,583
De' Longhi SpA 6,620 204
Eni SpA 331,910 4,708
FinecoBank Banca Fineco SpA 23,779 474
Ryanair Holdings PLC - ADR 45,899 2,197
UniCredit SpA 151,474 8,759
19,925
Japan - 6.9%
Alfresa Holdings Corp. 71,100 1,072
Alps Alpine Co., Ltd. 77,800 790
Amada Co., Ltd. 98,900 989
Bridgestone Corp. 21,000 882
Brother Industries, Ltd. 56,300 992
Canon, Inc. 90,000 2,779
Chiba Bank, Ltd. (The) 250,800 2,219
Dai-ichi Life Holdings, Inc. 179,700 1,293
Denso Corp. 71,000 920
Dentsu, Inc. 115,300 2,414
Eisai Co., Ltd. 31,900 920
Hakuhodo DY Holdings, Inc. 130,300 979
Hino Motors, Ltd.(Æ) 208,100 662
Hitachi, Ltd. 106,500 2,634
Honda Motor Co., Ltd. 244,531 2,491
Horiba, Ltd. 16,000 1,095
Isuzu Motors, Ltd. 26,800 362
ITOCHU Corp. 67,900 3,474
Japan Airlines Co., Ltd. 71,000 1,284
Japan Post Insurance Co., Ltd. Class A 128,000 2,566
JGC Holdings Corp. 114,800 923
KDDI Corp. 140,700 2,487
Keyence Corp. 16,300 6,846
Kirin Holdings Co., Ltd. 71,600 1,082
Koito Manufacturing Co., Ltd. 169,700 2,059
Kubota Corp. 268,500 3,112
Kyocera Corp. 123,400 1,463
Makita Corp. 6,632 195
Marubeni Corp. 58,900 1,045
Mazda Motor Corp. 62,600 375
Mitsubishi Corp. 87,907 1,671
Mitsubishi Estate Co., Ltd. 244,700 4,296
Mitsubishi Gas Chemical Co., Inc. 66,800 1,017
Mitsubishi UFJ Financial Group, Inc. 70,300 890
Mitsui Chemicals, Inc. 15,100 331
Mitsui OSK Lines, Ltd. 27,000 897
Mizuho Financial Group, Inc. 33,700 847
MS&AD Insurance Group Holdings,
Inc. 48,700 1,109
Nikon Corp. 80,800 776
Nintendo Co., Ltd. 10,700 894
Nippon Telegraph & Telephone Corp. 559,345 585
Nippon Television Holdings, Inc. 74,100 1,711

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 143
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nippon Yusen 36,400 1,186
Nissan Motor Co., Ltd. 601,500 1,428
Nomura Holdings, Inc. 141,100 785
Ono Pharmaceutical Co., Ltd. 80,488 927
Otsuka Corp. 50,000 1,111
Persol Holdings Co., Ltd. 892,400 1,613
Resona Holdings, Inc. 291,300 2,331
Rinnai Corp. 59,000 1,324
Rohm Co., Ltd. 228,700 2,082
Sega Sammy Holdings, Inc. 66,400 1,393
Sekisui Chemical Co., Ltd. 46,200 806
Shin-Etsu Chemical Co., Ltd. 221,800 6,738
SMC Corp. 4,400 1,434
Sony Group Corp. 100,700 2,599
Stanley Electric Co., Ltd. 70,029 1,313
Subaru Corp. 154,485 2,810
Sumitomo Heavy Industries, Ltd. 51,600 1,074
Sumitomo Mitsui Financial Group, Inc. 167,500 3,999
Sumitomo Mitsui Trust Holdings, Inc. 166,300 4,114
Sumitomo Rubber Industries, Ltd. 98,900 1,249
T&D Holdings, Inc. 235,300 5,007
Taiheiyo Cement Corp. 33,400 901
Takeda Pharmaceutical Co., Ltd. 72,600 2,220
THK Co., Ltd. 45,900 1,131
Tokio Marine Holdings, Inc. 77,700 3,113
Tokyo Electron, Ltd. 8,400 1,252
Trend Micro, Inc. 30,700 2,200
Tsuruha Holdings, Inc. 25,900 2,085
Unicharm Corp. 520,200 4,825
Yamato Holdings Co., Ltd. 133,300 1,892
130,370
Luxembourg - 0.1%
RTL Group SA 22,900 937
Mexico - 0.2%
America Movil SAB de CV - ADR 179,557 3,095
Fresnillo PLC 103,394 1,385
Southern Copper Corp. 2,479 222
4,702
Netherlands - 2.6%
ABN AMRO Bank NV(Þ) 194,258 4,027
Argenx SE(Æ) 3,018 1,949
ASM International NV 2,556 1,252
ASML Holding NV 3,411 2,283
EXOR NV 4,720 446
Ferrari NV 4,174 1,901
Heineken NV 31,680 2,830
ING Groep NV 735,908 14,273
JDE Peet's NV 18,156 440
Koninklijke Philips NV(Æ) 155,437 3,950
NN Group NV 69,820 4,284
Randstad NV 59,298 2,396
Universal Music Group NV 298,825 8,738
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
VEON, Ltd. - ADR(Æ) 17,815 808
49,577
New Zealand - 0.0%
Fisher & Paykel Healthcare Corp., Ltd. 18,266 370
Spark New Zealand, Ltd. 99,136 122
492
Norway - 0.2%
Equinor ASA Class N 5,073 116
Kongsberg Gruppen ASA 14,648 2,361
Norsk Hydro ASA 68,091 360
2,837
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 280,696 —
Gazprom PJSC - ADR(Æ)(Š) 38,324 —
LUKOIL PJSC(Æ)(Š) 3,764 —
LUKOIL PJSC - ADR(Æ)(Š) 5,353 —
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 105,880 —
Sberbank of Russia PJSC(Æ)(Š) 303,624 —
—
Singapore - 0.7%
DBS Group Holdings, Ltd. 118,224 3,865
Oversea-Chinese Banking Corp., Ltd. 87,700 1,090
SEA, Ltd. - ADR(Æ) 17,938 2,405
Singapore Telecommunications, Ltd. 670,800 1,944
United Overseas Bank, Ltd. 133,201 3,543
12,847
South Africa - 0.3%
Anglo American PLC 64,851 1,757
MTN Group, Ltd. 361,150 2,383
Old Mutual, Ltd. 1,841,944 1,124
5,264
South Korea - 1.3%
Coway Co., Ltd. 23,935 1,476
Hankook Tire & Technology Co., Ltd. 22,652 661
Hyundai Mobis Co., Ltd. 14,664 2,763
KB Financial Group, Inc. 49,301 3,129
KT Corp. - ADR 184,336 3,587
Samsung Electronics Co., Ltd. 188,925 7,404
Shinhan Financial Group Co., Ltd. 146,366 5,299
24,319
Spain - 0.7%
Aena SME SA(Þ) 8,082 2,032
Banco Santander SA 51,337 362
Industria de Diseno Textil SA 208,082 11,200
13,594
Sweden - 0.5%
Atlas Copco AB Class B 129,189 1,818
Industrivarden AB Class A 5,008 177
Investor AB Class B 56,382 1,682

See accompanying notes which are an integral part of the financial statements.
144 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sandvik AB 15,788 331
SKF AB Class B 125,405 2,489
Telefonaktiebolaget LM Ericsson Class
B 375,652 3,187
9,684
Switzerland - 1.3%
Adecco Group AG 61,768 1,621
Belimo Holding AG 1,104 933
Galderma Group AG 10,962 1,273
Logitech International SA 22,424 1,712
Schindler Holding AG 1,656 586
SGS SA 7,175 702
Sonova Holding AG 2,369 725
Swatch Group AG (The) Class B 13,534 2,358
Swisscom AG 1,229 819
TE Connectivity PLC 1,771 259
UBS Group AG 370,098 11,158
Zurich Insurance Group AG 4,605 3,249
25,395
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing
Co., Ltd. 119,000 3,392
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 202,126 33,693
37,085
Thailand - 0.4%
Kasikornbank PCL 1,265,900 6,050
SCB X PCL 380,300 1,356
7,406
United Kingdom - 4.9%
AstraZeneca PLC 16,304 2,336
AstraZeneca PLC - ADR 52,522 3,771
Babcock International Group PLC 88,706 952
BAE Systems PLC 52,335 1,203
British American Tobacco PLC 191,672 8,317
British Land Co. PLC (The)(ö) 318,906 1,674
BT Group PLC 1,563,661 3,625
Burberry Group PLC 129,243 1,262
CK Hutchison Holdings, Ltd. Class B 400,000 2,254
Compass Group PLC 147,809 4,965
Diageo PLC 53,012 1,480
easyJet PLC 425,694 2,809
HSBC Holdings PLC 333,189 3,700
Imperial Tobacco Group PLC 4,212 173
J Sainsbury PLC 328,862 1,170
Kingfisher PLC 649,863 2,499
Land Securities Group PLC(ö) 278,068 2,199
Lloyds Banking Group PLC 4,760,700 4,657
Marks & Spencer Group PLC 186,875 970
NatWest Group PLC 712,373 4,547
Reckitt Benckiser Group PLC 61,201 3,950
RELX PLC 183,482 9,997
Rolls-Royce Holdings PLC 193,629 1,950
Standard Chartered PLC 456,184 6,608
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tate & Lyle PLC 206,950 1,544
TechnipFMC PLC 55,239 1,556
Unilever PLC 134,954 8,565
WPP PLC 414,467 3,197
91,930
United States - 51.8%
Abbott Laboratories 33,538 4,385
AbbVie, Inc. 9,787 1,909
Adobe, Inc.(Æ) 17,600 6,600
Aflac, Inc. 26,679 2,899
Agilent Technologies, Inc. 2,032 219
Airbnb, Inc. Class A(Æ) 95,411 11,633
Akamai Technologies, Inc.(Æ) 2,723 219
Align Technology, Inc.(Æ) 6,136 1,063
Allstate Corp. (The) 12,878 2,555
Alphabet, Inc. Class A 40,567 6,442
Alphabet, Inc. Class C 243,342 39,151
Altria Group, Inc. 44,764 2,648
Amazon.com, Inc.(Æ) 196,575 36,252
American Express Co. 7,306 1,946
American Financial Group, Inc. 4,834 612
Ameriprise Financial, Inc. 4,894 2,305
Amgen, Inc. 444 129
Amphenol Corp. Class A 5,680 437
ANSYS, Inc.(Æ) 21,841 7,030
AO Smith Corp. 5,285 359
Apple, Inc. 251,300 53,401
Applied Materials, Inc. 51,424 7,750
AppLovin Corp. Class A(Æ) 575 155
Arch Capital Group, Ltd. 5,124 465
Arista Networks, Inc.(Æ) 32,534 2,677
Assurant, Inc. 2,437 470
AT&T, Inc. 17,049 472
Atlassian Corp. Class A(Æ) 9,774 2,232
Autodesk, Inc.(Æ) 1,405 385
Automatic Data Processing, Inc. 14,524 4,366
Avery Dennison Corp. 3,858 660
Baker Hughes Co. 146,361 5,181
Bank of America Corp. 222,504 8,873
Becton Dickinson & Co. 11,998 2,485
Berkshire Hathaway, Inc. Class B(Æ) 6,692 3,569
Best Buy Co., Inc. 2,658 177
BlackRock, Inc. 4,405 4,027
Blackstone, Inc. Class A 37,323 4,916
Booking Holdings, Inc. 1,469 7,491
Boston Scientific Corp.(Æ) 17,770 1,828
BP PLC 994,811 4,550
Brixmor Property Group, Inc.(ö) 24,938 621
Broadcom, Inc. 113,432 21,832
Builders FirstSource, Inc.(Æ) 1,850 221
Burlington Stores, Inc.(Æ) 1,381 311
BWX Technologies, Inc. 1,103 120
Caterpillar, Inc. 1,576 487
CF Industries Holdings, Inc. 2,569 201
Charles Schwab Corp. (The) 141,755 11,539
Chemed Corp. 3,215 1,870

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 145
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chevron Corp. 17,293 2,353
Chipotle Mexican Grill, Inc. Class
A(Æ) 54,265 2,741
Chubb, Ltd. 1,520 435
Cigna Group (The) 30,959 10,527
Cincinnati Financial Corp. 6,817 949
Cintas Corp. 16,186 3,426
Cisco Systems, Inc. 96,228 5,555
Citigroup, Inc. 63,694 4,355
CME Group, Inc. Class A 17,469 4,840
Coca-Cola Co. (The) 76,674 5,563
Cognizant Technology Solutions Corp.
Class A 5,605 412
Colgate-Palmolive Co. 61,883 5,705
Comcast Corp. Class A 12,292 420
ConocoPhillips 7,935 707
Cooper Cos, Inc. (The)(Æ) 95,696 7,816
Copart, Inc.(Æ) 7,942 485
Corning, Inc. 55,757 2,475
Costco Wholesale Corp. 5,504 5,474
Coterra Energy, Inc. 45,726 1,123
Cummins, Inc. 7,512 2,207
Danaher Corp. 33,155 6,609
Deckers Outdoor Corp.(Æ) 20,402 2,261
Delta Air Lines, Inc. 94,983 3,954
Devon Energy Corp. 9,096 277
Diamondback Energy, Inc. 1,715 226
DocuSign, Inc.(Æ) 2,857 234
DoorDash, Inc. Class A(Æ) 12,798 2,469
DR Horton, Inc. 2,674 338
DraftKings, Inc. Class A(Æ) 21,708 723
Ecolab, Inc. 1,570 395
Edison International 21,201 1,134
Edwards Lifesciences Corp.(Æ) 6,290 475
Electronic Arts, Inc. 14,021 2,034
Elevance Health, Inc. 13,617 5,727
Eli Lilly & Co. 12,617 11,342
EMCOR Group, Inc. 5,738 2,299
Emerson Electric Co. 3,559 374
EOG Resources, Inc. 27,001 2,979
EQT Corp. 29,551 1,461
Equifax, Inc. 35,745 9,298
Equinix, Inc.(ö) 4,001 3,444
Erie Indemnity Co. Class A 1,728 620
Estee Lauder Cos., Inc. (The) Class A 3,588 215
Everest Re Group, Ltd. 583 209
Exelon Corp. 6,383 299
Expand Energy Corp. 2,384 248
Expedia Group, Inc. 1,200 188
Expeditors International of Washington,
Inc. 2,045 225
Exxon Mobil Corp. 64,770 6,842
F5, Inc.(Æ) 1,377 365
FactSet Research Systems, Inc. 1,064 460
Fair Isaac Corp.(Æ) 1,198 2,384
Fastenal Co. 8,126 658
FedEx Corp. 2,559 538
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ferguson Enterprises, Inc. 862 146
Fiserv, Inc.(Æ) 6,946 1,282
Fortinet, Inc.(Æ) 12,713 1,319
Fox Corp. Class B 41,913 1,938
Gap, Inc. (The) 42,290 926
Garmin, Ltd. 2,134 399
GE Vernova, Inc. 7,202 2,671
General Dynamics Corp. 27,215 7,406
General Electric Co. 14,626 2,948
General Mills, Inc. 24,773 1,406
General Motors Co. 49,907 2,258
Gilead Sciences, Inc. 18,874 2,011
Goldman Sachs Group, Inc. (The) 4,010 2,196
GSK PLC 437,642 8,644
Haleon PLC 2,145,008 10,749
Halliburton Co. 69,244 1,372
Hartford Financial Services Group, Inc.
(The) 12,609 1,547
HCA Healthcare, Inc. 34,258 11,822
Hershey Co. (The) 1,601 268
Hess Corp. 3,331 430
Holcim AG(Æ) 7,400 821
Hologic, Inc.(Æ) 3,159 184
Home Depot, Inc. (The) 6,613 2,384
Honeywell International, Inc. 17,295 3,641
Hormel Foods Corp. 13,568 406
Hubbell, Inc. Class B 755 274
HubSpot, Inc.(Æ) 2,908 1,778
Humana, Inc. 5,707 1,497
Huntington Ingalls Industries, Inc. 1,838 423
IDEXX Laboratories, Inc.(Æ) 5,145 2,226
Illinois Tool Works, Inc. 5,802 1,392
Insulet Corp.(Æ) 3,050 769
Intuit, Inc. 1,224 768
Intuitive Surgical, Inc.(Æ) 10,652 5,494
Iron Mountain, Inc.(ö) 12,589 1,129
Jack Henry & Associates, Inc. 1,280 222
Johnson & Johnson 57,202 8,941
JPMorgan Chase & Co. 44,517 10,890
Juniper Networks, Inc. 39,316 1,428
Kellanova 12,243 1,013
Keurig Dr Pepper, Inc. 33,230 1,149
Keysight Technologies, Inc.(Æ) 1,732 252
Kimberly-Clark Corp. 15,860 2,090
KLA Corp. 1,561 1,097
Kroger Co. (The) 34,803 2,513
Lam Research Corp. 7,406 531
Lennox International, Inc. 380 208
Linde PLC 22,997 10,423
Lithia Motors, Inc. Class A 876 256
Lockheed Martin Corp. 4,120 1,968
LPL Financial Holdings, Inc. 988 316
Lululemon Athletica, Inc.(Æ) 1,114 302
Manhattan Associates, Inc.(Æ) 5,756 1,021
Marsh & McLennan Cos., Inc. 24,189 5,454
Marvell Technology, Inc. 23,185 1,353
Masco Corp. 10,141 615

See accompanying notes which are an integral part of the financial statements.
146 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MasterCard, Inc. Class A 39,572 21,688
McCormick & Co., Inc. 10,667 818
McDonald's Corp. 29,513 9,434
Medpace Holdings, Inc.(Æ) 2,972 917
Medtronic PLC 13,077 1,108
Merck & Co., Inc. 54,548 4,648
Meta Platforms, Inc. Class A 73,266 40,223
MetLife, Inc. 2,351 177
Mettler-Toledo International, Inc.(Æ) 1,884 2,017
Microchip Technology, Inc. 3,951 182
Microsoft Corp. 106,466 42,082
Molina Healthcare, Inc.(Æ) 4,218 1,379
Mondelez International, Inc. Class A 53,289 3,631
Monster Beverage Corp.(Æ) 50,302 3,024
MSCI, Inc. Class A 12,975 7,073
Mueller Industries, Inc. 23,238 1,709
Nestle SA 68,562 7,297
NetApp, Inc. 19,538 1,754
Netflix, Inc. Class B(Æ) 8,450 9,563
NIKE, Inc. Class B 27,235 1,536
Northrop Grumman Corp. 11,956 5,817
Novartis AG 122,585 13,878
Nucor Corp. 3,066 366
NVIDIA Corp. 233,130 25,393
NVR, Inc.(Æ) 50 356
Old Dominion Freight Line, Inc. 1,782 273
ON Semiconductor Corp.(Æ) 5,502 218
O'Reilly Automotive, Inc.(Æ) 1,181 1,671
Packaging Corp. of America 5,300 984
Palantir Technologies, Inc. Class A(Æ) 10,875 1,288
Palo Alto Networks, Inc.(Æ) 3,464 648
Parker-Hannifin Corp. 3,813 2,307
Paychex, Inc. 14,954 2,200
PepsiCo, Inc. 39,819 5,399
Pfizer, Inc. 47,343 1,156
PG&E Corp. 73,525 1,215
Philip Morris International, Inc. 19,735 3,382
Principal Financial Group, Inc. 10,938 811
Procter & Gamble Co. (The) 57,969 9,424
Progressive Corp. (The) 3,887 1,095
Public Storage(ö) 4,137 1,243
PulteGroup, Inc. 3,451 354
QUALCOMM, Inc. 41,024 6,090
Regeneron Pharmaceuticals, Inc. 600 359
Reliance, Inc. 817 235
ResMed, Inc. 1,572 372
Roche Holding AG 33,330 10,909
Roku, Inc.(Æ) 8,161 556
Rollins, Inc. 41,569 2,375
Ross Stores, Inc. 2,218 308
RPM International, Inc. 6,806 727
RTX Corp. 28,608 3,608
S&P Global, Inc. 19,551 9,776
Salesforce, Inc. 30,866 8,294
Sanofi SA 36,083 3,957
Schlumberger NV 28,776 957
Schneider Electric SE 54,255 12,713
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Seagate Technology Holdings PLC 45,613 4,152
SEI Investments Co. 9,955 779
ServiceNow, Inc.(Æ) 2,906 2,775
Shell PLC 302,587 9,681
Sherwin-Williams Co. (The) 1,088 384
Simon Property Group, Inc.(ö) 7,061 1,111
Skyworks Solutions, Inc. 15,488 996
Smurfit WestRock PLC 4,479 188
Snap-on, Inc. 2,704 849
Spotify Technology SA(Æ) 4,168 2,559
Starbucks Corp. 18,362 1,470
Steel Dynamics, Inc. 2,256 293
Synopsys, Inc.(Æ) 1,159 532
Targa Resources Corp. 6,982 1,193
Target Corp. 3,823 370
Tenaris SA 21,719 361
Teradyne, Inc. 1,877 139
Tesla, Inc.(Æ) 12,723 3,590
Texas Instruments, Inc. 3,821 612
Texas Pacific Land Corp. 266 343
TJX Cos., Inc. (The) 21,847 2,811
T-Mobile US, Inc. 10,296 2,543
Tractor Supply Co. 4,050 205
Trade Desk, Inc. (The) Class A(Æ) 26,424 1,417
Trane Technologies PLC 1,043 400
TransDigm Group, Inc. 6,860 9,694
Travelers Cos., Inc. (The) 11,180 2,953
Tyson Foods, Inc. Class A 7,328 449
Uber Technologies, Inc.(Æ) 144,938 11,741
Ulta Beauty, Inc.(Æ) 4,444 1,758
Union Pacific Corp. 15,422 3,326
United Airlines, Inc.(Æ) 46,078 3,171
United Parcel Service, Inc. Class B 4,635 442
United Rentals, Inc. 931 588
United Therapeutics Corp.(Æ) 909 276
UnitedHealth Group, Inc. 18,382 7,563
Valero Energy Corp. 3,354 389
Veeva Systems, Inc. Class A(Æ) 1,187 277
Ventas, Inc.(ö) 18,286 1,281
Verisk Analytics, Inc. Class A 1,301 386
Vertex Pharmaceuticals, Inc.(Æ) 16,501 8,407
Vertiv Holdings Co. Class A 53,486 4,567
Viking Holdings, Ltd.(Æ) 43,073 1,767
Visa, Inc. Class A 20,334 7,025
xW.R. Berkley Corp. 16,908 1,212
W.W. Grainger, Inc. 295 302
Walmart, Inc. 20,289 1,973
Waters Corp.(Æ) 656 228
Watsco, Inc. 570 262
Webster Financial Corp. 4,684 222
Wells Fargo & Co. 31,656 2,248
Welltower, Inc.(ö) 18,040 2,753
Williams-Sonoma, Inc. 11,432 1,766
Workday, Inc. Class A(Æ) 2,009 492
Zoetis, Inc. Class A 1,921 300

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 147
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zoom Video Communications, Inc.
Class A(Æ) 4,411 342
976,850
Zambia - 0.0%
First Quantum Minerals, Ltd.(Æ) 28,375 381
Total Common Stocks
(cost $1,293,514) 1,718,777
Preferred Stocks - 0.5%
Brazil - 0.0%
Raizen SA
0.589% (Ÿ) 3,030,290 966
Germany - 0.3%
Henkel AG & Co. KGaA
2.885% (Ÿ) 16,596 1,286
Volkswagen AG
8.745% (Ÿ) 37,747 4,083
5,369
South Korea - 0.2%
Samsung Electronics Co., Ltd.
3.107% (Ÿ) 134,454 4,440
Total Preferred Stocks
(cost $12,981) 10,775
Short-Term Investments - 5.5%
United States - 5.5%
U.S. Cash Management Fund(@) 103,302,508 (∞) 103,272
Total Short-Term Investments
(cost $103,272) 103,272
Total Investments - 97.2%
(identified cost $1,409,767) 1,832,824
Other Assets and Liabilities,
Net - 2.8%
52,019
Net Assets - 100.0%
1,884,843

See accompanying notes which are an integral part of the financial statements.
148 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.6%
ABN AMRO Bank NV 03/26/20 EUR 194,258 10.63 2,065
4,027
Aena SME SA 09/10/24 EUR 8,082 213.23 1,723
2,032
Kuaishou Technology 11/01/24 HKD 257,600 5.90 1,519
1,735
WH Group, Ltd. 11/10/22 HKD 3,836,599 0.69 2,536 3,449
11,243
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 359 USD 35,358 06/25
(571)
S&P 500 E-Mini Index Futures 1,122 USD 313,431 06/25
(3,350)
S&P/TSX 60 Index Futures 92 CAD 27,508 06/25
388
SPI 200 Index Futures 146 AUD 29,718 06/25 568
Short Positions
CAC40 Euro Index Futures 316 EUR 23,800 05/25
(1,285)
DAX Index Futures 40 EUR 22,605 06/25
1,134
EURO STOXX 50 Index Futures 262 EUR 13,380 06/25
910
FTSE 100 Index Futures 638 GBP 54,000 06/25
2,054
FTSE/MIB Index Futures 37 EUR 6,856 06/25
377
Hang Seng Index Futures 61 HKD 67,362 05/25
(72)
IBEX 35 Index Futures 53 EUR 7,021 05/25
(474)
MSCI Emerging Markets Index Futures 945 USD 52,448 06/25
1,336
MSCI Singapore Index Futures 225 SGD 8,677 05/25
(72)
OMXS30 Index Futures 250 SEK 60,363 05/25
(452)
TOPIX Index Futures 126 JPY 3,357,270 06/25 (27)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 464
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 7,227 CAD 10,000 06/18/25 44
Bank of America USD 9,028 CHF 7,300 06/18/25 (136)
Bank of America USD 12,519 EUR 11,000 06/18/25 (24)
Bank of America USD 655 JPY 94,095 05/01/25 3
BNP Paribas USD 5,814 AUD 9,230 06/18/25 101
BNP Paribas USD 4,540 JPY 667,640 06/18/25 154
BNP Paribas CAD 5,115 USD 3,564 06/18/25 (156)
BNP Paribas CHF 10,051 USD 11,481 06/18/25 (762)
BNP Paribas EUR 22,338 USD 24,450 06/18/25 (924)
BNP Paribas GBP 10,895 USD 14,088 06/18/25 (434)

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 149
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 5,805 AUD 9,230 06/18/25 111
Citigroup USD 4,536 JPY 667,640 06/18/25 158
Citigroup CAD 5,115 USD 3,566 06/18/25 (153)
Citigroup CHF 10,051 USD 11,511 06/18/25 (732)
Citigroup EUR 22,338 USD 24,465 06/18/25 (910)
Citigroup GBP 10,895 USD 14,109 06/18/25 (414)
Royal Bank of Canada USD 5,812 AUD 9,230 06/18/25 103
Royal Bank of Canada USD 4,539 JPY 667,640 06/18/25 155
Royal Bank of Canada CAD 5,115 USD 3,566 06/18/25 (153)
Royal Bank of Canada CHF 10,051 USD 11,502 06/18/25 (742)
Royal Bank of Canada EUR 22,338 USD 24,448 06/18/25 (926)
Royal Bank of Canada GBP 10,895 USD 14,091 06/18/25 (432)
Standard Chartered USD 5,812 AUD 9,230 06/18/25 103
Standard Chartered USD 4,539 JPY 667,640 06/18/25 155
Standard Chartered CAD 5,115 USD 3,565 06/18/25 (154)
Standard Chartered CHF 10,051 USD 11,503 06/18/25 (740)
Standard Chartered EUR 22,338 USD 24,446 06/18/25 (929)
Standard Chartered GBP 10,895 USD 14,089 06/18/25 (434)
State Street USD 4,240 NOK 45,071 06/18/25 92
State Street USD 166 NZD 290 06/18/25 6
State Street USD 2,008 SEK 20,102 06/18/25 77
State Street DKK 27,019 USD 3,978 06/18/25 (135)
State Street HKD 2,830 USD 365 06/18/25 —
State Street SGD 120 USD 91 06/18/25 (2)
Westpac USD 5,807 AUD 9,230 06/18/25 109
Westpac USD 4,539 JPY 667,640 06/18/25 155
Westpac CAD 5,115 USD 3,561 06/18/25 (159)
Westpac CHF 10,051 USD 11,513 06/18/25 (730)
Westpac EUR 22,338 USD 24,491 06/18/25 (884)
Westpac GBP 10,895 USD 14,091 06/18/25 (431)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (9,970)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 7,925 $ —
$ —
$ 7,925 0 .4
Austria — 8,273 —
—
8,273 0 .4
Belgium — 5,855 —
—
5,855 0 .3
Brazil 18,621 — —
—
18,621 1 .0

See accompanying notes which are an integral part of the financial statements.
150 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Burkina Faso 1,268 — —
—
1,268 0 .1
Canada 32,338 — —
—
32,338 1 .7
China 13,785 10,284 —
—
24,069 1 .3
Denmark — 16,014 —
—
16,014 0 .8
Finland — 7,393 —
—
7,393 0 .4
France — 79,197 —
—
79,197 4 .2
Germany — 56,218 —
—
56,218 3 .0
Hong Kong — 24,125 —
—
24,125 1 .3
India 9,717 — —
—
9,717 0 .5
Indonesia — 1,134 —
—
1,134 0 .1
Ireland 2,503 10,073 —
—
12,576 0 .7
Israel — 459 —
—
459 —
*
Italy 2,197 17,728 —
—
19,925 1 .1
Japan — 130,370 —
—
130,370 6 .9
Luxembourg — 937 —
—
937 0 .1
Mexico 3,317 1,385 —
—
4,702 0 .2
Netherlands 808 48,769 —
—
49,577 2 .6
New Zealand — 492 —
—
492 —
*
Norway — 2,837 —
—
2,837 0 .2
Russia — — —
—
— —
Singapore 2,405 10,442 —
—
12,847 0 .7
South Africa — 5,264 —
—
5,264 0 .3
South Korea 3,588 20,731 —
—
24,319 1 .3
Spain — 13,594 —
—
13,594 0 .7
Sweden — 9,684 —
—
9,684 0 .5
Switzerland 259 25,136 —
—
25,395 1 .3
Taiwan 33,693 3,392 —
—
37,085 2 .0
Thailand — 7,406 —
—
7,406 0 .4
United Kingdom 5,327 86,603 —
—
91,930 4 .9
United States 893,290 83,560 —
—
976,850 51 .8
Zambia 381 — —
—
381 —
*
Preferred Stocks 966 9,809 — — 10,775 0 .5
Short-Term Investments — — — 103,272 103,272 5 .5
Total Investments 1,024,461 705,091 — 103,272 1,832,824 97 .2
Other Assets and Liabilities, Net
2 .8
100 .0
Other Financial Instruments
Assets
Futures Contracts 6,767 — — — 6,767 0 .4

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 151
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Foreign Currency Exchange Contracts 3 1,523 — — 1,526 0 .1
A
Liabilities
Futures Contracts (6,303) — — — (6,303) (0 .3)
Foreign Currency Exchange Contracts — (11,496) — — (11,496) (0 .6 )
Total Other Financial Instruments
**
$ 467 $ (9,973) $ — $ — $ (9,506)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
215,586
Consumer Staples ...............................................................................
114,238
Energy ................................................................................................
68,977
Financial Services ..............................................................................
376,678
Health Care ........................................................................................
192,590
Materials and Processing ...................................................................
75,216
Producer Durables ..............................................................................
181,773
Technology .........................................................................................
458,383
Utilities ...............................................................................................
35,336
Preferred Stocks
Consumer Discretionary ....................................................................
4,083
Consumer Staples ...............................................................................
1,286
Technology .........................................................................................
4,440
Utilities ...............................................................................................
966
Short-Term Investments .............................................................
103,272
Total Investments ............................................................................... 1,832,824

See accompanying notes which are an integral part of the financial statements.
152 Global Equity Fund
Russell Investment Company
Global Equity Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: St atement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1,52 6
Variation margin on futures contracts* 6,767 —
Total
$ 6,767 $ 1,52 6
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 6,303 $ —
Unrealized depreciation on foreign currency exchange contracts — 11,49 6
Total
$ 6,303 $ 11,49 6
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (26, 502 ) $ —
Foreign currency exchange contracts — 1,034
Total
$ (26, 502 ) $ 1,034
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ (1,718) $ —
Foreign currency exchange contracts — (10,679)
Total
$ (1,718) $ (10,679)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 153
Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2025 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1,526 $ — $ 1,526
Total Financial and Derivative Assets
1,526 — 1,526
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,526 $ — $ 1,526
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 44 $ 44 $ — $ —
BNP Paribas
256 256 — —
Citigroup
269 269 — —
Royal Bank of Canada
258 258 — —
Standard Chartered
259 258 — 1
State Street
176 138 — 38
Westpac
264 263 — 1
Total
$ 1,526 $ 1,486 $ — $ 40

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
154 Global Equity Fund
Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2025 (Unaudited)
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 11,496 $ — $ 11,496
Total Financial and Derivative Liabilities
11,496 — 11,496
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 11,496 $ — $ 11,496
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 160 $ 44 $ — $ 116
BNP Paribas 2,277 256 — 2,021
Citigroup 2,209 269 — 1,940
Royal Bank of Canada 2,25 2 258 — 1,99 4
Standard Chartered 2,257 258 — 1,999
State Street 138 138 — —
Westpac 2,203 263 — 1,940
Total
$ 11,496 $ 1,486 $ — $ 10,01 0
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 155
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,409,767
Investments, at fair value(>) ........................................................................................................................................................
1,832,824
Foreign currency holdings(^) ....................................................................................................................................................... 7,959
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,526
Receivables:
Dividends and interest ...................................................................................................................................................... 5,089
Dividends from affiliated funds ....................................................................................................................................... 288
Fund shares sold ............................................................................................................................................................... 1,401
Foreign capital gains taxes recoverable ........................................................................................................................... 3,169
From broker(a) ................................................................................................................................................................. 47,476
Variation margin on futures contracts .............................................................................................................................. 476
Prepaid expenses .......................................................................................................................................................................... 14
Total assets ...............................................................................................................................................................
1,900,222
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 658
Fund shares redeemed ...................................................................................................................................................... 1,717
Accrued fees to affiliates .................................................................................................................................................. 1,263
Other accrued expenses .................................................................................................................................................... 245
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 11,496
Total liabilities ...........................................................................................................................................................
15,379
Net Assets ...............................................................................................................................................................
$ 1,884,843

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
156 Global Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 451,517
Shares of beneficial interest .........................................................................................................................................................
1,901
Additional paid-in capital ............................................................................................................................................................
1,431,425
Net Assets ...............................................................................................................................................................
$ 1,884,843
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) ..........................................................................................................................................
$ 9.79
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 10.39
Class A — Net assets ........................................................................................................................................................... $ 13,223,858
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,350,332
Net asset value per share: Class C (#) ..........................................................................................................................................
$ 9.58
Class C — Net assets ........................................................................................................................................................... $ 2,652,501
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 276,769
Net asset value per share: Class M (#) .........................................................................................................................................
$ 9.94
Class M — Net assets .......................................................................................................................................................... $ 278,053,330
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 27,967,073
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 9.94
Class S — Net assets ............................................................................................................................................................ $ 944,669,937
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 95,079,350
Net asset value per share: Class Y (#) ..........................................................................................................................................
$ 9.88
Class Y — Net assets ........................................................................................................................................................... $ 646,243,324
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 65,386,494
Amounts in thousands
(^)     Foreign currency holdings - cost $ 7,969
(>)     Investments in affiliates, U.S. Cash Management Fund $ 103,272
(a)   Receivable from Broker for Futures $ 47,476
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 157
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 20,550
Dividends from affiliated funds ....................................................................................................................................... 1,612
Interest .............................................................................................................................................................................. 443
Less foreign taxes withheld ............................................................................................................................................. (1,601)
Total investment income ..............................................................................................................................................................
21,004
Expenses
Advisory fees ................................................................................................................................................................... 6,90 7
Administrative fees .......................................................................................................................................................... 465
Custodian fees .................................................................................................................................................................. 129
Distribution fees - Class A ............................................................................................................................................... 16
Distribution fees - Class C ............................................................................................................................................... 10
Transfer agent fees - Class A ........................................................................................................................................... 13
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 289
Transfer agent fees - Class S ............................................................................................................................................ 967
Transfer agent fees - Class Y ........................................................................................................................................... 15
Professional fees .............................................................................................................................................................. 81
Registration fees ............................................................................................................................................................... 57
Shareholder servicing fees - Class C ............................................................................................................................... 3
Trustees’ fees .................................................................................................................................................................... 50
Printing fees ..................................................................................................................................................................... 43
Miscellaneous .................................................................................................................................................................. 1 60
Expenses before reductions .............................................................................................................................................. 9,208
Expense reductions .......................................................................................................................................................... (440)
Net expenses ................................................................................................................................................................................
8,768
Net investment income (loss) .......................................................................................................................................................
12,236
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 71,764
Investments in affiliated funds ......................................................................................................................................... (9)
Futures contracts .............................................................................................................................................................. (26,502)
Foreign currency exchange contracts ............................................................................................................................... 1,034
Foreign currency-related transactions .............................................................................................................................. 37
Net realized gain (loss) ................................................................................................................................................................
46,324
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (39,957)
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (1,718)
Foreign currency exchange contracts ............................................................................................................................... (10,679)
Foreign currency-related transactions .............................................................................................................................. 98
Net change in unrealized appreciation (depreciation) ................................................................................................................. (52,257)
Net realized and unrealized gain (loss) ........................................................................................................................................ (5,933)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 6,303

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
158 Global Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 12,236 $ 26,711
Net realized gain (loss) ....................................................................................................................... 46,324 129,945
Net change in unrealized appreciation (depreciation) ........................................................................ (52,257) 304,552
Net increase (decrease) in net assets from operations .............................................................................. 6,303 461,208
Distributions
To shareholders
Class A .......................................................................................................................................... (872) (95)
Class C .......................................................................................................................................... (172) (6)
Class M ......................................................................................................................................... (19,816) (3,411)
Class S .......................................................................................................................................... (68,288) (9,871)
Class Y .......................................................................................................................................... (48,869) (10,064)
Net decrease in net assets from distributions ............................................................................................ (138,017) (23,447)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 119,117 38,427
Total Net Increase (Decrease) in Net Assets ........................................................................
(12,597) 476,188
Net Assets
Beginning of period .................................................................................................................................. 1,897,440 1,421,252
End of period .............................................................................................................................................
$ 1,884,843 $ 1,897,440

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 159
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited)
2024
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
189
$ 1,963
217
$ 2,102
Proceeds from reinvestment of distributions
89
871
11
95
Payments for shares redeemed
(61)
(603)
(82)
(802)
Net increase (decrease)
217
2,231
146
1,395
Class C
Proceeds from shares sold
9
81
26
243
Proceeds from reinvestment of distributions
18
171
1
6
Payments for shares redeemed
(24)
(231)
(72)
(690)
Net increase (decrease)
3
21
(45)
(441)
Class M
Proceeds from shares sold
2,766
28,494
8,184
82,019
Proceeds from reinvestment of distributions
1,983
19,813
371
3,410
Payments for shares redeemed
(7,564)
(80,258)
(5,635)
(55,730)
Net increase (decrease)
(2,815)
(31,951)
2,920
29,699
Class S
Proceeds from shares sold
19,654
211,022
34,551
316,455
Proceeds from reinvestment of distributions
6,824
68,099
1,069
9,837
Payments for shares redeemed
(12,133)
(124,426)
(18,669)
(186,231)
Net increase (decrease)
14,345
154,695
16,951
140,061
Class Y
Proceeds from shares sold
1,227
11,462
246
2,395
Proceeds from reinvestment of distributions
4,926
48,869
1,100
10,064
Payments for shares redeemed
(6,470)
(66,210)
(14,771)
(144,746)
Net increase (decrease)
(317)
(5,879)
(13,425)
(132,287)
Total increase (decrease)
11,433
$ 119,117
6,547
$ 38,427

See accompanying notes which are an integral part of the financial statements.
160 Global Equity Fund
Russell Investment Company
Global Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)( Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2025* 10.49 .05 (.03) .02 (.09) (.63)
October 31, 2024 8.16 .11 2.32 2.43 (.10) —
October 31, 2023 7.44 .09 .76 .85 (.13) —
October 31, 2022 9.69 .09 (1.71) (1.62) (.08) (.55)
October 31, 2021 8.89 .05 3.18 3.23 (.07) (2.36)
October 31, 2020 9.98 .05 .14 .19 (.41) (.87)
Class C
April 30, 2025* 10.23 .01 (.03) (.02) — (.63)
October 31, 2024 7.95 .04 2.26 2.30 (.02) —
October 31, 2023 7.25 .03 .73 .76 (.06) —
October 31, 2022 9.45 .03 (1.67) (1.64) (.01) (.55)
October 31, 2021 8.72 (.02) 3.11 3.09 — (2.36)
October 31, 2020 9.80 (.02) .15 .13 (.34) (.87)
Class M
April 30, 2025* 10.65 .07 (.03) .04 (.12) (.63)
October 31, 2024 8.28 .15 2.34 2.49 (.12) —
October 31, 2023 7.55 .13 .76 .89 (.16) —
October 31, 2022 9.82 .12 (1.72) (1.60) (.12) (.55)
October 31, 2021 8.99 .08 3.21 3.29 (.10) (2.36)
October 31, 2020 10.03 .09 .14 .23 (.40) (.87)
Class S
April 30, 2025* 10.64 .06 (.02) .04 (.11) (.63)
October 31, 2024 8.28 .14 2.34 2.48 (.12) —
October 31, 2023 7.56 .12 .76 .88 (.16) —
October 31, 2022 9.83 .12 (1.73) (1.61) (.11) (.55)
October 31, 2021 8.99 .07 3.22 3.29 (.09) (2.36)
October 31, 2020 10.05 .07 .15 .22 (.41) (.87)
Class Y
April 30, 2025* 10.59 .07 (.02) .05 (.13) (.63)
October 31, 2024 8.24 .15 2.33 2.48 (.13) —
October 31, 2023 7.51 .13 .76 .89 (.16) —
October 31, 2022 9.77 .13 (1.71) (1.58) (.13) (.55)
October 31, 2021 8.96 .10 3.18 3.28 (.11) (2.36)
October 31, 2020 10.06 .09 .15 .24 (.47) (.87)

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 161
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.72) 9.79 .13 13,224 1.26 1.23 .96 25
(.10) 10.49 29.90 11,887 1.32 1.23 1.12 47
(.13) 8.16 11.52 8,061 1.49 1.24 1.14 43
(.63) 7.44 (17.81) 6,399 1.50 1.24 1.13 41
(2.43) 9.69 41.83 9,215 1.50 1.27 .57 49
(1.28) 8.89 1.44 7,422 1.55 1.36 .56 77
(.63) 9.58 (.23) 2,65 3 2.01 1.98 .17 25
(.02) 10.23 28.97 2,801 2.08 1.98 .37 47
(.06) 7.95 10.57 2,534 2.24 1.99 .39 43
(.56) 7.25 (18.38) 3,062 2.25 1.99 .37 41
(2.36) 9.45 40.73 4,098 2.25 2.02 (.19) 49
(1.21) 8.72 .75 3,805 2.30 2.11 (.18) 77
(.75) 9.94 .32 278,053 1.01 .88 1.28 25
(.12) 10.65 30.35 327,731 1.07 .88 1.46 47
(.16) 8.28 11.96 230,720 1.24 .89 1.53 43
(.67) 7.55 (17.49) 17,613 1.26 .89 1.48 41
(2.46) 9.82 42.21 7,717 1.25 .92 .90 49
(1.27) 8.99 1.84 8,150 1.27 1.01 .97 77
(.74) 9.94 .35 944,670 1.01 .98 1.19 25
(.12) 10.64 30.16 858,898 1.07 .98 1.37 47
(.16) 8.28 11.75 528,001 1.24 .99 1.42 43
(.66) 7.56 (17.55) 99,740 1.25 .99 1.37 41
(2.45) 9.83 42.12 117,789 1.25 1.02 .81 49
(1.28) 8.99 1.73 118,994 1.29 1.11 .81 77
(.76) 9.88 .34 646,24 3 .82 .78 1.37 25
(.13) 10.59 30.35 696,123 .88 .78 1.55 47
(.16) 8.24 12.04 651,936 1.04 .79 1.61 43
(.68) 7.51 (17.39) 890,697 1.05 .79 1.57 41
(2.47) 9.77 42.30 1,202,793 1.04 .82 1.10 49
(1.34) 8.96 1.90 437,655 1.10 .91 1.01 77

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
162 Global Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,010,960
Administrative fees 71,491
Distribution fees 4,154
Shareholder servicing fees 517
Transfer agent fees 175,907
$ 1,263,029
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 67,585 $ 711,899 $ 676,202 $ (9) $ (1) $ 103,272 $ 1,612 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,425,575,561 $ 459,895,011 $ (62,152,418) $ 397 , 742 ,5 93

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 163
Russell Investment Company
Emerging Markets Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.3%
Argentina - 0.1%
Grupo Financiero Galicia SA - ADR(Æ) 13,022 787
Austria - 0.1%
Erste Group Bank AG 15,936 1,073
Brazil - 5.6%
Ambev SA 1,092,860 2,806
B3 SA - Brasil Bolsa Balcao 1,341,335 3,188
Banco do Brasil SA 434,834 2,217
BB Seguridade Participacoes SA 11,143 84
BRF SA(Æ) 51,831 207
Centrais Eletricas Brasileiras SA 256,059 1,983
Cia de Saneamento Basico do Estado de
Sao Paulo SABESP 29,874 600
Cosan SA 639,220 875
Cyrela Brazil Realty SA 113,934 498
Dexco SA 948,467 924
Embraer SA(Æ) 233,954 2,676
Embraer SA - ADR(Æ) 11,761 540
Equatorial Energia SA 85,788 556
Itau Unibanco Holding SA - ADR 225,216 1,421
Localiza Rent a Car SA 184,393 1,396
Lojas Renner SA 390,301 1,005
MercadoLibre, Inc.(Æ) 2,233 5,205
Natura & Co. Holding SA(Æ) 584,925 980
NU Holdings, Ltd. Class A(Æ) 195,637 2,432
Petroleo Brasileiro SA 156,840 886
Petroleo Brasileiro SA - ADR 74,820 845
PRIO SA(Æ) 134,506 799
Raia Drogasil SA 301,802 1,055
Suzano SA 87,870 775
Telefonica Brasil SA 75,680 371
TIM SA 280,304 936
Vale SA 172,417 1,606
Vale SA Class B - ADR 180,144 1,677
Vibra Energia SA 106,638 353
WEG SA 246,868 1,942
40,838
Canada - 0.2%
Barrick Gold Corp. 73,226 1,394
Chile - 0.1%
Banco de Chile 3,348,250 492
China - 28.6%
3SBio, Inc. Class A(Æ)(Þ) 123,500 192
AAC Technologies Holdings, Inc. 40,500 195
Agricultural Bank of China, Ltd. Class
A 532,900 398
Agricultural Bank of China, Ltd. Class
H 2,572,000 1,579
Akeso, Inc. Class B(Æ)(Þ) 29,000 323
Alibaba Group Holding, Ltd. 1,226,037 18,399
Alibaba Group Holding, Ltd. - ADR 21,773 2,600
Aluminum Corp. of China, Ltd. Class A 1,571,000 1,386
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aluminum Corp. of China, Ltd. Class H 756,000 410
Anhui Conch Cement Co., Ltd. Class H 133,500 378
Anta Sports Products, Ltd. 375,400 4,479
Atour Lifestyle Holdings, Ltd. - ADR 42,626 1,042
Autohome, Inc. - ADR 25,220 688
Baidu, Inc. Class A(Æ) 441,250 4,881
Bank of China, Ltd. Class H 4,567,000 2,568
Bank of Communications Co., Ltd.
Class H 741,000 652
BeiGene, Ltd. - ADR(Æ) 2,379 618
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 679,800 1,046
Bilibili, Inc. Class Z(Æ) 57,580 1,016
Bilibili, Inc. - ADR(Æ) 19,471 341
BOE Technology Group Co., Ltd. Class
A 438,900 232
Bosideng International Holdings, Ltd. 912,000 475
Budweiser Brewing Co. APAC, Ltd.(Þ) 635,800 677
BYD Co., Ltd. Class H 108,500 5,231
CGN Power Co., Ltd. Class H(Þ) 1,075,000 343
China CITIC Bank Corp., Ltd. Class H 1,088,679 864
China Construction Bank Corp. Class H 8,593,712 7,102
China CSSC Holdings, Ltd. Class A 180,100 727
China Forestry Holdings Co., Ltd.(Æ)
(Š) 871,100 —
China Hongqiao Group, Ltd. 206,000 373
China International Capital Corp., Ltd.
Class H(Þ) 798,000 1,384
China Life Insurance Co., Ltd. Class H 779,000 1,440
China Mengniu Dairy Co., Ltd. 791,000 1,992
China Merchants Bank Co., Ltd. Class
A 31,100 174
China Merchants Bank Co., Ltd. Class
H 966,352 5,318
China Overseas Land & Investment,
Ltd. 1,533,000 2,746
China Pacific Insurance Group Co., Ltd.
Class H 173,600 477
China Petroleum Engineering Co., Ltd.
Class A 1,134,300 478
China Resources Beverage Holdings
Co, Ltd.(Æ) 654,652 1,176
China Resources Gas Group, Ltd. 99,000 279
China Resources Land, Ltd. 673,500 2,292
China Tower Corp., Ltd. Class H(Þ) 538,300 782
China Yangtze Power Co., Ltd. Class A 143,093 581
Chow Tai Fook Jewellery Group, Ltd. 673,600 910
CITIC Securities Co., Ltd. Class H 365,000 908
CITIC, Ltd. 479,000 589
Contemporary Amperex Technology
Co., Ltd. Class A 43,780 1,394
CSPC Pharmaceutical Group, Ltd. 727,000 580
DiDi Global, Inc. - ADR(Æ) 146,097 593
Eastroc Beverage Group Co., Ltd.(Æ) 31,225 1,230
ENN Energy Holdings, Ltd. 50,700 404
FinVolution Group - ADR 27,888 221

See accompanying notes which are an integral part of the financial statements.
164 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Foshan Haitian Flavouring & Food Co.,
Ltd. Class A 197,000 1,138
Full Truck Alliance Co., Ltd. - ADR 82,155 933
Fuyao Glass Industry Group Co., Ltd.
Class H(Þ) 52,800 375
Gambol Pet Group Co., Ltd. Class A 61,197 915
GDS Holdings, Ltd. Class A(Æ) 91,900 292
Geely Automobile Holdings, Ltd. 457,000 972
GF Securities Co., Ltd. Class A 218,200 469
Giant Biogene Holding Co., Ltd.(Þ) 175,000 1,818
Great Wall Motor Co., Ltd. Class H 1,051,500 1,521
Guotai Junan Securities Co., Ltd. Class
A 161,900 384
H World Group, Ltd. 469,300 1,639
H World Group, Ltd. - ADR 6,455 221
Haidilao International Holding, Ltd.(Þ) 649,000 1,484
Haier Smart Home Co., Ltd. Class A 83,100 284
Haier Smart Home Co., Ltd. Class H 939,000 2,752
Hangzhou Tigermed Consulting Co.,
Ltd. Class H(Þ) 131,700 455
Henan Pinggao Electric Co., Ltd. Class
A 374,300 836
Huatai Securities Co., Ltd. Class A 275,000 608
Huatai Securities Co., Ltd. Class H(Þ) 75,800 112
Hygon Information Technology Co.,
Ltd. Class A 3,893 80
Industrial & Commercial Bank of
China, Ltd. Class H 2,961,401 2,040
JD Logistics, Inc.(Æ)(Þ) 165,200 263
JD.com, Inc. Class A 154,276 2,533
JD.com, Inc. - ADR 80,749 2,634
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 138,592 976
Kanzhun, Ltd. - ADR(Æ) 42,618 652
KE Holdings, Inc. - ADR 51,213 1,040
Kingsoft Cloud Holdings, Ltd.(Æ) 527,765 492
Kingsoft Corp., Ltd. 336,400 1,676
Kuaishou Technology(Æ)(Þ) 53,700 362
Kunlun Energy Co., Ltd. 316,000 303
Kweichow Moutai Co., Ltd. Class A 763 163
Laopu Gold Co, Ltd. Class H(Æ) 6,400 594
Lenovo Group, Ltd. 1,052,701 1,231
LexinFintech Holdings, Ltd. - ADR 38,126 299
Li Ning Co., Ltd. 387,000 738
Longfor Group Holdings, Ltd. 341,000 459
Meituan Class B(Æ)(Þ) 254,728 4,261
Midea Group Co., Ltd. Class A 104,000 1,055
Mixue Group(Æ) 3,000 189
NetEase, Inc. 35,000 752
NetEase, Inc. - ADR 12,723 1,362
Neusoft Corp. Class A 204,200 282
Nongfu Spring Co., Ltd. Class H(Þ) 23,600 110
PDD Holdings, Inc. - ADR(Æ) 14,479 1,529
People's Insurance Co. Group of China,
Ltd. (The) Class H 202,169 121
PICC Property & Casualty Co., Ltd.
Class H 564,545 1,047
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ping An Insurance Group Co. of China,
Ltd. Class A 86,200 602
Ping An Insurance Group Co. of China,
Ltd. Class H 1,002,500 6,071
Pop Mart Internaitonal Group, Ltd.(Þ) 134,400 3,380
Qifu Technology, Inc. - ADR 22,707 932
SF Holding Co., Ltd. Class H(Æ) 149,741 754
Shandong Gold Mining Co., Ltd. Class
H(Þ) 121,750 359
Shandong Nanshan Aluminum Co., Ltd.
Class A 1,166,900 587
Shanghai Pudong Development Bank
Co., Ltd. Class A 245,838 371
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 3,900 118
Sinopharm Group Co., Ltd. Class H 120,000 285
Sunny Optical Technology Group Co.,
Ltd. 123,100 1,047
TAL Education Group - ADR 52,356 458
Tencent Holdings, Ltd. 536,013 33,262
Tingyi Cayman Islands Holding Corp. 46,000 83
Trip.com Group, Ltd. 17,350 1,036
Trip.com Group, Ltd. - ADR 50,717 2,992
Tsingtao Brewery Co., Ltd. Class H 16,000 113
Vipshop Holdings, Ltd. - ADR 43,524 593
Weichai Power Co., Ltd. Class H 1,357,000 2,677
Western Mining Co., Ltd. Class A 280,100 594
Will Semiconductor, Ltd. Class A 13,700 250
Wilmar International, Ltd. 750,800 1,760
Wuliangye Yibin Co., Ltd. Class A 48,079 852
WuXi AppTec Co., Ltd. Class H(Þ) 160,600 1,257
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A 167,500 460
Xiaomi Corp. Class B(Æ)(Þ) 1,027,000 6,659
Xinyi Glass Holdings, Ltd. 1,056,000 990
Xinyi Solar Holdings, Ltd. 1,376,000 460
Yealink Network Technology Corp.,
Ltd. Class A 79,900 365
Yum China Holdings, Inc. 21,036 911
Yutong Bus Co.,Ltd. Class A 211,500 781
Zhejiang China Commodities City
Group Co., Ltd. Class A 114,700 242
Zhejiang Longsheng Group Co., Ltd.
Class A 1,293,973 1,749
Zhejiang NHU Co., Ltd. Class A 224,393 684
Zhongsheng Group Holdings, Ltd. 636,000 971
Zijin Mining Group Co., Ltd. Class A 28,774 69
Zijin Mining Group Co., Ltd. Class H 1,318,000 2,886
ZTO Express Cayman, Inc. 7,050 132
ZTO Express Cayman, Inc. - ADR 103,208 1,909
209,315
Colombia - 0.3%
Bancolombia SA - ADR 33,731 1,360
Ecopetrol SA - ADR 90,383 733
2,093

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 165
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Czech Republic - 0.0%
CEZ AS 7,706 391
France - 0.1%
Danone SA 10,173 875
Greece - 0.7%
Alpha Services and Holdings SA 753,881 1,840
Eurobank Ergasias SA 70,292 200
Mytilineos Holdings SA 6,370 303
National Bank of Greece SA 116,868 1,242
OPAP SA 44,760 998
Piraeus Financial Holdings SA 109,066 614
5,197
Hong Kong - 1.3%
AIA Group, Ltd. 356,200 2,691
ASMPT, Ltd. 131,400 886
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š) 1,630,000 —
China Huishan Dairy Holdings Co.,
Ltd.(Æ)(Š) 1,269,000 69
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Hang Lung Properties, Ltd. - ADR 218,000 179
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Sino Biopharmaceutical, Ltd. 4,568,000 2,322
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 3,611,000 3,246
9,393
Hungary - 0.6%
MOL Hungarian Oil & Gas PLC 39,651 336
OTP Bank PLC 53,704 3,976
Richter Gedeon Nyrt 13,820 420
4,732
India - 15.5%
ABB, Ltd. 1,471 96
Apollo Hospitals Enterprise, Ltd. 38,152 3,152
Asian Paints, Ltd. 7,332 211
Avenue Supermarts, Ltd.(Æ)(Þ) 19,116 952
Axis Bank, Ltd. 181,777 2,551
Bajaj Auto, Ltd. 1,226 117
Bajaj Finance, Ltd. 57,979 5,929
Bank of Baroda 160,399 475
Bharat Electronics, Ltd. 1,239,086 4,614
Bharat Petroleum Corp., Ltd. 113,916 418
Bharti Airtel, Ltd. 395,827 8,741
Britannia Industries, Ltd. 38,546 2,484
Canara Bank 404,049 467
Central Depository Services India, Ltd.
(Þ) 5,684 89
Cipla, Ltd. 45,740 841
Colgate-Palmolive India, Ltd. 1,221 37
Dabur India, Ltd. Class A 9,402 54
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dixon Technologies India, Ltd.(Þ) 5,409 1,054
DLF, Ltd. 176,797 1,413
Dr Reddy's Laboratories, Ltd. 6,063 85
Eternal, Ltd.(Æ) 273,382 752
GAIL India, Ltd. 611,570 1,371
GE Vernova T&D India, Ltd. 4,127 77
GMR Infrastructure, Ltd.(Æ) 932,490 964
Godrej Properties, Ltd.(Æ) 28,807 738
Grasim Industries, Ltd. 22,231 721
Havells India, Ltd. 9,120 173
HCL Technologies, Ltd. 141,534 2,629
HDFC Asset Management Co., Ltd.(Þ) 18,390 946
HDFC Bank, Ltd. 492,072 11,217
HDFC Life Insurance Co., Ltd.(Þ) 168,550 1,486
Hero MotoCorp, Ltd. 12,394 562
Hindalco Industries, Ltd. 271,129 2,008
Hindustan Aeronautics, Ltd.(Þ) 23,277 1,238
Hindustan Petroleum Corp., Ltd. 76,994 345
Hindustan Unilever, Ltd. 2,627 73
ICICI Bank, Ltd. 229,420 3,859
ICICI Bank, Ltd. - ADR 29,714 997
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 14,316 318
Indian Hotels Co., Ltd. (The) 259,772 2,429
Indian Oil Corp., Ltd. 225,949 369
Indus Towers, Ltd.(Æ) 95,397 461
Infosys, Ltd. 98,091 1,744
Infosys, Ltd. - ADR 133,955 2,358
InterGlobe Aviation, Ltd.(Æ)(Þ) 9,024 561
JSW Energy, Ltd. 44,428 252
JSW Infrastructure, Ltd. 139,144 484
Kfin Technologies Ltd. 9,978 142
Kotak Mahindra Bank, Ltd. 28,779 753
Larsen & Toubro, Ltd. 36,060 1,427
Lupin, Ltd. 33,248 827
Macrotech Developers, Ltd.(Þ) 52,631 823
Mahindra & Mahindra, Ltd. 83,502 2,898
MakeMyTrip, Ltd.(Æ) 14,009 1,468
Maruti Suzuki India, Ltd. 8,353 1,210
Max Healthcare Institute, Ltd. 93,832 1,213
Mphasis, Ltd. 23,687 694
Multi Commodity Exchange of India,
Ltd. 3,071 223
National Aluminium Co., Ltd. 234,318 435
Nestle India, Ltd. 4,677 132
Oberoi Realty, Ltd. 8,216 160
Paradeep Phosphates, Ltd.(Þ) 191,053 326
PB Fintech, Ltd.(Æ) 10,890 210
Petronet LNG, Ltd. 177,102 651
Phoenix Mills, Ltd. (The) 39,097 771
Power Finance Corp., Ltd. 138,714 670
Power Grid Corp. of India, Ltd. 278,852 1,015
REC, Ltd. 86,672 432
Reliance Industries, Ltd. 393,334 6,547
Shriram Finance, Ltd. 358,201 2,597
Siemens Energy India, Ltd.(Æ)(Š) 2,284 67
Siemens, Ltd. 2,284 78

See accompanying notes which are an integral part of the financial statements.
166 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
State Bank of India 115,477 1,079
Sun Pharmaceutical Industries, Ltd. 121,268 2,635
Tata Global Beverages, Ltd. 6,245 86
Tata Motors, Ltd. 94,736 724
Tata Steel, Ltd. 292,963 487
Tech Mahindra, Ltd. 23,992 427
Titan Co., Ltd. 48,649 1,948
Trent, Ltd. 11,574 706
TVS Motor Co., Ltd. 14,814 469
UltraTech Cement, Ltd. 5,051 697
UPL, Ltd. 482,121 3,813
Varun Beverages, Ltd. 117,643 728
Vedanta, Ltd. 76,295 379
Wipro, Ltd. 213,103 610
113,469
Indonesia - 1.2%
Astra International Tbk PT 5,940,921 1,719
Bank Central Asia Tbk PT 5,456,500 2,933
Bank Mandiri Persero Tbk PT 299,500 89
Bank Rakyat Indonesia Persero Tbk PT 10,214,854 2,406
Telkom Indonesia Persero Tbk PT 9,863,564 1,572
8,719
Italy - 0.2%
Coca-Cola HBC AG(Æ) 23,179 1,205
Prada SpA 22,700 142
1,347
Kazakhstan - 0.6%
Air Astana JSC - GDR(Æ)(Þ) 33,434 188
Kaspi.KZ JSC - ADR 25,455 2,237
Kaspi.KZ JSC - GDR(Š)(Þ) 21,120 1,856
4,281
Kuwait - 0.1%
National Bank of Kuwait SAKP 163,974 512
Macao - 0.4%
Galaxy Entertainment Group, Ltd. 713,000 2,611
Malaysia - 0.5%
CIMB Group Holdings BHD 472,800 786
Malayan Banking BHD 407,100 946
Petronas Chemicals Group BHD 691,400 589
Press Metal Berhad 50,700 58
Public Bank BHD 1,392,300 1,443
3,822
Mexico - 1.3%
America Movil SAB de CV 902,552 779
Arca Continental SAB de CV 90,581 953
Fibra Uno Administracion SA de CV(ö) 38,348 49
Fresnillo PLC 205,769 2,755
Grupo Financiero Banorte SAB de CV
Class O 278,476 2,393
Kimberly-Clark de Mexico SAB de CV
Class A 721,053 1,271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ternium SA - ADR 24,795 716
Wal-Mart de Mexico SAB de CV 292,733 928
9,844
Netherlands - 0.2%
ASML Holding NV Class G 1,817 1,214
Ferrari NV 558 258
1,472
Peru - 0.3%
Credicorp, Ltd. 11,104 2,245
Philippines - 0.5%
Ayala Land, Inc. 1,524,600 680
BDO Unibank, Inc. 571,604 1,631
International Container Terminal
Services, Inc. 188,050 1,155
SM Investments Corp. 7,500 117
3,583
Poland - 1.0%
Allegro.eu SA(Æ)(Þ) 68,777 601
Dino Polska SA(Æ)(Þ) 16,744 2,346
ORLEN SA 34,939 632
Powszechna Kasa Oszczednosci Bank
Polski SA 166,536 3,224
Powszechny Zaklad Ubezpieczen SA 44,545 695
7,498
Qatar - 0.1%
Qatar National Bank QPSC 128,245 589
Romania - 0.1%
NEPI Rockcastle NV(Æ) 54,700 420
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 1,156,822 —
HeadHunter Group PLC - ADR(Æ)(Š) 7,327 —
LUKOIL PJSC(Æ)(Š) 143,733 —
LUKOIL PJSC - ADR(Æ)(Š) 34,534 —
Novatek PJSC(Æ)(Š) 145,224 —
Polyus PJSC(Æ)(Š) 56,790 —
Rosneft Oil Co. PJSC(Æ)(Š) 87,303 —
Sberbank of Russia PJSC(Æ)(Š) 3,336,065 —
Surgutneftegas OJSC(Æ)(Š) 2,093,900 —
Tatneft PJSC(Æ)(Š) 375,001 —
—
Saudi Arabia - 2.7%
Al Rajhi Bank 170,974 4,469
Alinma Bank 12,884 100
Almarai Co. JSC 31,533 444
Arab National Bank 81,980 471
Banque Saudi Fransi 81,845 401
Dr Sulaiman Al Habib Medical Services
Group Co. 9,116 697
Elm Co. 1,887 524
Etihad Etisalat Co. 126,815 2,127

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 167
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ridyadh Cables Group Co. 5,414 185
Riyad Bank 143,296 1,177
SABIC Agri-Nutrients Co. 15,185 400
Saudi Arabian Oil Co.(Þ) 117,701 794
Saudi Awwal Bank 271,974 2,542
Saudi National Bank (The) 394,627 3,764
Saudi Telecom Co. 132,928 1,688
19,783
Singapore - 1.1%
DBS Group Holdings, Ltd. 6,900 226
Grab Holdings, Ltd. Class A(Æ) 555,230 2,709
SEA, Ltd. - ADR(Æ) 39,343 5,274
8,209
South Africa - 2.6%
Absa Group, Ltd. 138,061 1,270
Anglogold Ashanti PLC 172,194 7,249
Aspen Pharmacare Holdings, Ltd. 35,115 230
Bid Corp., Ltd. 24,747 623
Bidvest Group, Ltd. (The) 25,886 329
Clicks Group, Ltd. 26,469 565
FirstRand, Ltd. 215,939 845
Gold Fields, Ltd. - ADR 98,792 2,232
MTN Group, Ltd. 111,900 738
Naspers, Ltd. Class N 6,884 1,808
Nedbank Group, Ltd. 44,459 603
Sanlam, Ltd. 129,172 589
Sibanye Stillwater, Ltd.(Æ) 803,019 927
Standard Bank Group, Ltd. 67,038 835
18,843
South Korea - 10.1%
Amorepacific Corp. 17,716 1,555
Celltrion, Inc. 600 68
Coupang, Inc.(Æ) 72,953 1,705
DB Insurance Co., Ltd. 15,251 980
Hana Financial Group, Inc. 38,305 1,740
Hankook Tire & Technology Co., Ltd. 49,323 1,438
Hanwha Aerospace Co., Ltd. 3,047 1,698
HD Hyundai Electric Co., Ltd. 5,809 1,261
HD Hyundai Heavy Industries Co., Ltd. 8,381 2,374
HD Hyundai Marine Solution Co., Ltd. 2,440 263
Hyundai Glovis Co., Ltd. 4,069 327
Hyundai Heavy Industries Co., Ltd. 14,806 2,830
Hyundai Mobis Co., Ltd. 14,519 2,736
Hyundai Motor Co. 2,456 330
Hyundai Robotics Co., Ltd. 17,522 971
Hyundai Rotem Co., Ltd. 18,515 1,462
KB Financial Group, Inc. 63,142 4,007
Kia Corp. 7,634 486
Korea Electric Power Corp. 116,664 2,103
Korea Investment Holdings Co., Ltd. 30,690 1,794
KT Corp. - ADR 7,473 145
KT&G Corp. 12,997 1,046
LG Corp. Class H 7,458 350
LG Electronics, Inc. Class H 6,254 315
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mando Corp. 35,489 931
NAVER Corp. 10,552 1,490
Samsung Biologics Co., Ltd.(Æ)(Þ) 2,091 1,546
Samsung C&T Corp. 6,908 594
Samsung Electro-Mechanics Co., Ltd. 27,483 2,280
Samsung Electronics Co., Ltd. 366,477 14,362
Samsung Fire & Marine Insurance Co.,
Ltd. 7,853 2,066
Samsung Heavy Industries Co., Ltd.(Æ) 73,159 751
Samsung SDS Co., Ltd. 3,036 274
Samsung Securities Co., Ltd. 27,895 1,025
Shinhan Financial Group Co., Ltd. 92,587 3,352
SK Hynix, Inc. 65,409 8,219
SK Square Co., Ltd.(Æ) 6,918 434
SK Telecom Co., Ltd. 47,068 1,808
S-Oil Corp. 23,065 845
Woori Financial Group, Inc. 139,401 1,738
73,699
Taiwan - 13.0%
Accton Technology Corp. 122,000 2,275
Arcadyan Technology Corp. 38,000 281
ASE Technology Holding Co., Ltd. 211,000 911
Asia Cement Corp. 22,000 31
ASPEED Technology, Inc. 6,000 565
Asustek Computer, Inc. 54,155 986
Bizlink Holding, Inc. 123,887 2,090
Catcher Technology Co., Ltd. 59,000 402
Cathay Financial Holding Co., Ltd. 553,000 1,015
China Airlines, Ltd. 243,000 161
Compal Electronics, Inc. 1,251,000 1,073
CTBC Financial Holding Co., Ltd. 1,895,000 2,337
Delta Electronics, Inc. 12,169 127
E Ink Holdings, Inc. 12,000 84
E.Sun Financial Holding Co., Ltd. 245,000 218
Eva Airways Corp. 229,000 277
First Financial Holding Co., Ltd. 73,124 58
Fubon Financial Holding Co., Ltd. 1,566,750 4,144
Globalwafers Co., Ltd. 93,000 900
Hiwin Technologies Corp. 241,000 1,665
Hon Hai Precision Industry Co., Ltd. 688,000 3,057
KGI Financial Holding Co., Ltd. 3,816,000 1,976
Largan Precision Co., Ltd. 29,000 2,061
Lite-On Technology Corp. 15,107 46
MediaTek, Inc. 210,000 8,899
Mega Financial Holding Co., Ltd. 65,238 77
Pegatron Corp. 176,000 446
Quanta Computer, Inc.(Æ) 102,000 764
Realtek Semiconductor Corp. 135,000 2,220
SinoPac Financial Holdings Co., Ltd. 760,375 508
Synnex Technology International Corp. 12,000 27
Taiwan Semiconductor Manufacturing
Co., Ltd. 1,547,000 44,099
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 40,774 6,797
Uni-President Enterprises Corp. 414,000 998
United Microelectronics Corp. 332,707 469

See accompanying notes which are an integral part of the financial statements.
168 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wistron Corp. 260,000 829
WPG Holdings, Ltd. 148,000 313
Yageo Corp. 31,065 448
Yuanta Financial Holding Co., Ltd. 1,522,740 1,487
95,121
Thailand - 1.9%
Advanced Info Service PCL 132,200 1,168
Amata Corp. PCL 205,100 91
Bangkok Bank PCL 358,200 1,502
Bangkok Dusit Medical Services PCL 591,000 425
Charoen Pokphand Foods PCL 2,298,700 1,813
CP ALL PCL 653,800 1,008
Indorama Ventures PCL 1,396,400 795
Kasikornbank PCL 273,900 1,309
PTT Exploration & Production PCL 465,600 1,390
PTT PCL 148,400 138
SCB X PCL - ADR 433,000 1,544
Siam Cement PCL (The) 106,500 512
Srisawad Corp PCL 233,200 213
Thai Beverage PCL 3,478,200 1,332
Thai Union Group PCL 670,800 217
True Corp. PCL(Æ) 380,800 138
13,595
Turkey - 0.9%
Akbank TAS 1,800,807 2,277
Aselsan Elektronik Sanayi Ve Ticaret
AS 66,044 232
Astor Transformator Enerji Turizm
Insaat Ve Petrol Sanayi Ticaret AS 43,145 113
BIM Birlesik Magazalar AS 83,673 984
Coca-Cola Icecek AS 661,860 899
Ford Otomotiv Sanayi AS 24,280 560
Turk Hava Yollari AO 43,794 324
Turkcell Iletisim Hizmetleri AS 391,335 917
Turkiye Petrol Rafinerileri AS 75,910 246
6,552
United Arab Emirates - 1.8%
Abu Dhabi Commercial Bank PJSC 226,659 723
Aldar Properties PJSC 935,897 2,107
Americana Restaurants International
PLC 553,359 329
Dubai Islamic Bank PJSC 70,706 146
Emaar Development PJSC 79,344 289
Emaar Properties PJSC 1,566,069 5,594
Emirates NBD Bank PJSC 139,817 783
First Abu Dhabi Bank PJSC 479,457 1,962
Salik Co. PJSC 646,864 892
12,825
United Kingdom - 0.2%
Coca-Cola Europacific Partners PLC 7,943 721
HSBC Holdings PLC 41,139 457
1,178
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States - 1.0%
Cognizant Technology Solutions Corp.
Class A 28,682 2,110
Freeport-McMoRan, Inc. 66,560 2,398
Globant SA(Æ) 10,366 1,219
JBS SA 61,700 479
Meta Platforms, Inc. Class A 183 100
Netflix, Inc. Class B(Æ) 320 362
Spotify Technology SA(Æ) 894 549
7,217
Vietnam - 0.3%
FPT Corp. 109,000 460
Vietnam Dairy Products JSC 804,700 1,786
2,246
Total Common Stocks
(cost $558,565) 696,260
Preferred Stocks - 1.0%
Brazil - 0.9%
Banco Bradesco SA
8.743% (Æ)(Ÿ) 448,600 1,085
Cia Energetica de Minas Gerais
17.621% (Ÿ) 1,221,818 2,357
Itau Unibanco Holding SA
6.356% (Ÿ) 241,293 1,513
Petroleo Brasileiro SA
11.216% (Ÿ) 319,393 1,688
6,643
Russia - 0.0%
Sberbank of Russia PJSC
0.000% (Æ)(Ÿ)(Š) 348,120 —
Surgutneftegas PAO
0.000% (Æ)(Ÿ)(Š) 2,472,400 —
—
South Korea - 0.1%
Hyundai Motor Co.
6.554% (Ÿ) 2,901 312
Samsung Electronics Co., Ltd.
3.107% (Ÿ) 3,024 100
412
Total Preferred Stocks
(cost $7,863) 7,055
Warrants and Rights - 0.0%
South Korea - 0.0%
Samsung SDI Co., Ltd.(Æ)
2025
 Rights 240 6
Total Warrants and Rights
(cost $—) 6
Short-Term Investments - 3.4%

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 169
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States - 3.4%
U.S. Cash Management Fund(@) 24,767,939 (∞) 24,761
Total Short-Term Investments
(cost $24,761) 24,761
Total Investments - 99.7%
(identified cost $591,189) 728,082
Other Assets and Liabilities,
Net - 0.3%
2,500
Net Assets - 100.0%
730,582

See accompanying notes which are an integral part of the financial statements.
170 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
5.9%
3SBio, Inc. 11/13/24 HKD 123,500 0.75 93
192
Air Astana JSC 04/24/24 33,434 8.60 287
188
Akeso, Inc. 04/02/25 HKD 29,000 11.19 325
323
Allegro.eu SA 02/19/25 PLN 68,777 7.81 537
601
Avenue Supermarts, Ltd. 03/20/24 INR 19,116 55.32 1,057
952
Budweiser Brewing Co. APAC, Ltd. 03/26/25 HKD 635,800 1.21 768
677
Central Depository Services India, Ltd. 03/26/24 INR 5,684 10.76 61
89
CGN Power Co., Ltd. 05/29/24 HKD 1,075,000 0.39 415
343
China International Capital Corp., Ltd. 10/28/20 HKD 798,000 1.99 1,587
1,384
China Tower Corp., Ltd. 06/30/21 HKD 538,300 1.37 740
782
Dino Polska SA 06/24/19 PLN 16,744 48.20 807
2,346
Dixon Technologies India, Ltd. 12/11/24 INR 5,409 202.03 1,093
1,054
Fuyao Glass Industry Group Co., Ltd. 12/13/23 HKD 52,800 4.68 247
375
Giant Biogene Holding Co., Ltd. 04/17/24 HKD 175,000 5.43 949
1,818
Haidilao International Holding, Ltd. 09/13/23 HKD 649,000 2.61 1,692
1,484
Hangzhou Tigermed Consulting Co., Ltd. 09/13/23 HKD 131,700 5.40 712
455
HDFC Asset Management Co., Ltd. 07/31/24 INR 18,390 51.15 941
946
HDFC Life Insurance Co., Ltd. 09/20/23 INR 168,550 7.68 1,294
1,486
Hindustan Aeronautics, Ltd. 04/13/22 INR 23,277 14.23 331
1,238
Huatai Securities Co., Ltd. 03/12/25 HKD 75,800 1.77 134
112
ICICI Lombard General Insurance Co., Ltd. 03/26/25 INR 14,316 20.79 298
318
InterGlobe Aviation, Ltd. 12/13/23 INR 9,024 35.82 323
561
JD Logistics, Inc. 12/11/24 HKD 165,200 1.86 308
263
Kaspi.KZ JSC 01/10/24 21,120 99.23 2,096
1,856
Kuaishou Technology 02/05/25 HKD 53,700 5.82 312
362
Macrotech Developers, Ltd. 02/07/24 INR 52,631 14.50 763
823
Meituan 06/19/24 HKD 254,728 14.92 3,801
4,261
Nongfu Spring Co., Ltd. 02/27/24 HKD 23,600 5.70 134
110
Paradeep Phosphates, Ltd. 12/18/24 INR 191,053 1.33 255
326
Pop Mart Internaitonal Group, Ltd. 11/08/23 HKD 134,400 7.09 953
3,380
Samsung Biologics Co., Ltd. 03/03/20 KRW 2,091 557.03 1,165
1,546
Saudi Arabian Oil Co. 11/27/24 SAR 117,701 7.42 874
794
Shandong Gold Mining Co., Ltd. 02/12/25 HKD 121,750 2.02 246
359
WH Group, Ltd. 01/31/24 HKD 3,611,000 0.60 2,154
3,246
WuXi AppTec Co., Ltd. 12/18/24 HKD 160,600 7.39 1,186
1,257
Xiaomi Corp. 09/13/23 HKD 1,027,000 2.89 2,967 6,659
42,966
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI Emerging Markets Index Futures 457 USD 25,364 06/25 123
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 123
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 767 HKD 5,948 05/06/25 —
Bank of America EUR 211 USD 240 05/05/25 1

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 171
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 113 BRL 639 05/05/25 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 787 $ — $ —
$ —
$ 787 0 .1
Austria — 1,073 —
—
1,073 0 .1
Brazil 40,838 — —
—
40,838 5 .6
Canada 1,394 — —
—
1,394 0 .2
Chile 492 — —
—
492 0 .1
China 23,216 186,099 —
—
209,315 28 .6
Colombia 2,093 — —
—
2,093 0 .3
Czech Republic — 391 —
—
391 —
*
France — 875 —
—
875 0 .1
Greece — 5,197 —
—
5,197 0 .7
Hong Kong — 9,324 69
—
9,393 1 .3
Hungary — 4,732 —
—
4,732 0 .6
India 4,823 108,579 67
—
113,469 15 .5
Indonesia — 8,719 —
—
8,719 1 .2
Italy — 1,347 —
—
1,347 0 .2
Kazakhstan 2,237 188 1,856
—
4,281 0 .6
Kuwait — 512 —
—
512 0 .1
Macao — 2,611 —
—
2,611 0 .4
Malaysia — 3,822 —
—
3,822 0 .5
Mexico 7,089 2,755 —
—
9,844 1 .3
Netherlands 1,472 — —
—
1,472 0 .2
Peru 2,245 — —
—
2,245 0 .3
Philippines — 3,583 —
—
3,583 0 .5
Poland — 7,498 —
—
7,498 1 .0
Qatar — 589 —
—
589 0 .1
Romania — 420 —
—
420 0 .1
Russia — — —
—
— —
Saudi Arabia — 19,783 —
—
19,783 2 .7
Singapore 7,983 226 —
—
8,209 1 .1
South Africa 6,061 12,782 —
—
18,843 2 .6
South Korea 1,850 71,849 —
—
73,699 10 .1

See accompanying notes which are an integral part of the financial statements.
172 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Taiwan 6,797 88,324 —
—
95,121 13 .0
Thailand 213 13,382 —
—
13,595 1 .9
Turkey — 6,552 —
—
6,552 0 .9
United Arab Emirates — 12,825 —
—
12,825 1 .8
United Kingdom 721 457 —
—
1,178 0 .2
United States 7,217 — —
—
7,217 1 .0
Vietnam — 2,246 —
—
2,246 0 .3
Preferred Stocks 6,643 412 — — 7,055 1 .0
Warrants and Rights 6 — — — 6 —
*
Short-Term Investments — — — 24,761 24,761 3 .4
Total Investments 124,177 577,152 1,992 24,761 728,082 99 .7
Other Assets and Liabilities, Net
0 .3
100 .0
Other Financial Instruments
Assets
Futures Contracts 123 — — — 123 —
*
Foreign Currency Exchange Contracts 1 — — — 1 —
*
Total Other Financial Instruments
**
$ 124 $ — $ — $ — $ 124
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
144,731
Consumer Staples ...............................................................................
40,901
Energy ................................................................................................
16,365
Financial Services ..............................................................................
191,721
Health Care ........................................................................................
20,229
Materials and Processing ...................................................................
49,263
Producer Durables ..............................................................................
44,281
Technology .........................................................................................
162,085
Utilities ...............................................................................................
26,684
Preferred Stocks

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 173
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Consumer Discretionary ....................................................................
312
Energy ................................................................................................
1,688
Financial Services ..............................................................................
2,598
Technology .........................................................................................
100
Utilities ...............................................................................................
2,357
Warrants and Rights ...................................................................
6
Short-Term Investments .............................................................
24,761
Total Investments ............................................................................... 728,082

See accompanying notes which are an integral part of the financial statements.
174 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1
Variation margin on futures contracts* 123 —
Total
$ 123 $ 1
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (327) $ —
Foreign currency exchange contracts — (114)
Total
$ (327) $ (114)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ (13 7) $ —
Foreign currency exchange contracts — 1
Total
$ (137) $ 1
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 175
Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2025 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1 $ — $ 1
Total Financial and Derivative Assets
1 — 1
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1 $ — $ 1
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
176 Emerging Markets Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 591,189
Investments, at fair value(>) ........................................................................................................................................................
728,082
Foreign currency holdings(^) ....................................................................................................................................................... 2,127
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1
Receivables:
Dividends and interest ...................................................................................................................................................... 1,631
Dividends from affiliated funds ....................................................................................................................................... 85
Investments sold ............................................................................................................................................................... 6,761
Fund shares sold ............................................................................................................................................................... 438
Foreign capital gains taxes recoverable ........................................................................................................................... 69
From broker(a) ................................................................................................................................................................. 1,157
Variation margin on futures contracts .............................................................................................................................. 124
Prepaid expenses .......................................................................................................................................................................... 6
Total assets ...............................................................................................................................................................
740,481
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 6,208

Deferred capital gains tax liability ................................................................................................................................... 1,896
Total liabilities ...........................................................................................................................................................
9,899
Net Assets ...............................................................................................................................................................
$ 730,582

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 177
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 73,030
Shares of beneficial interest .........................................................................................................................................................
438
Additional paid-in capital ............................................................................................................................................................
657,114
Net Assets ...............................................................................................................................................................
$ 730,582
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 16.56
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 17.57
Class A — Net assets ........................................................................................................................................................... $ 8,660,532
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 523,111
Net asset value per share: Class C (#) .......................................................................................................................................... $ 15.10
Class C — Net assets ........................................................................................................................................................... $ 2,624,438
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 173,817
Net asset value per share: Class M (#) ......................................................................................................................................... $ 16.65
Class M — Net assets .......................................................................................................................................................... $ 108,675,126
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 6,525,315
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 16.72
Class R6 — Net assets ......................................................................................................................................................... $ 1,768,664
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 105,803
Net asset value per share: Class S (#) .......................................................................................................................................... $ 16.69
Class S — Net assets ............................................................................................................................................................ $ 495,903,122
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 29,711,806
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 16.70
Class Y — Net assets ........................................................................................................................................................... $ 112,950,459
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 6,763,511
Amounts in thousands
(^)     Foreign currency holdings – cost $ 3,819
(>)     Investments in affiliates, U.S. Cash Management Fund $ 24,76 1
(a)   Receivable from Broker for Futures $ 1,157
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
178 Emerging Markets Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 9,079
Dividends from affiliated funds ....................................................................................................................................... 593
Interest .............................................................................................................................................................................. 23
Less foreign taxes withheld ............................................................................................................................................. (918)
Total investment income ..............................................................................................................................................................
8,777
Expenses
Advisory fees ................................................................................................................................................................... 3,402
Administrative fees .......................................................................................................................................................... 175
Custodian fees .................................................................................................................................................................. 287
Distribution fees - Class A ............................................................................................................................................... 11
Distribution fees - Class C ............................................................................................................................................... 10
Transfer agent fees - Class A ........................................................................................................................................... 8
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 106
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 503
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 91
Registration fees ............................................................................................................................................................... 50
Shareholder servicing fees - Class C ............................................................................................................................... 3
Trustees’ fees .................................................................................................................................................................... 20
Printing fees ..................................................................................................................................................................... 48
Miscellaneous .................................................................................................................................................................. 40
Expenses before reductions .............................................................................................................................................. 4,760
Expense reductions .......................................................................................................................................................... (481)
Net expenses ................................................................................................................................................................................
4,279
Net investment income (loss) .......................................................................................................................................................
4,498
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $860) ................................................................................................. 12,770
Investments in affiliated funds ......................................................................................................................................... (7)
Futures contracts .............................................................................................................................................................. (327)
Foreign currency exchange contracts ............................................................................................................................... (114)
Foreign currency-related transactions .............................................................................................................................. (137)
Net realized gain (loss) ................................................................................................................................................................
12,185
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of $ 1,727 ) ...................................................... (4,265)
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. (137)
Foreign currency exchange contracts ............................................................................................................................... 1
Foreign currency-related transactions .............................................................................................................................. 13 2
Net change in unrealized appreciation (depreciation) ................................................................................................................. (4,267)
Net realized and unrealized gain (loss) ........................................................................................................................................ 7,918
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 12,416

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 179
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 4,498 $ 13,651
Net realized gain (loss) ....................................................................................................................... 12,185 32,280
Net change in unrealized appreciation (depreciation) ........................................................................ (4,267) 113,708
Net increase (decrease) in net assets from operations .............................................................................. 12,416 159,639
Distributions
To shareholders
Class A .......................................................................................................................................... (191) (173)
Class C .......................................................................................................................................... (49) (52)
Class M ......................................................................................................................................... (2,669) (2,678)
Class R6 ........................................................................................................................................ (99) (44)
Class S .......................................................................................................................................... (12,834) (12,362)
Class Y .......................................................................................................................................... (2,865) (2,818)
Net decrease in net assets from distributions ............................................................................................ (18,707) (18,127)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (29,722) (133,071)
Total Net Increase (Decrease) in Net Assets ........................................................................
(36,013) 8,441
Net Assets
Beginning of period .................................................................................................................................. 766,595 758,154
End of period .............................................................................................................................................
$ 730,582 $ 766,595

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
180 Emerging Markets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 55 $ 906 83 $ 1,303
Proceeds from reinvestment of distributions 12 190 12 172
Payments for shares redeemed (58) (944) (111) (1,722)
Net increase (decrease)
9 152 (16) (247)
Class C
Proceeds from shares sold 1 19 8 106
Proceeds from reinvestment of distributions 4 49 4 52
Payments for shares redeemed (31) (463) (53) (756)
Net increase (decrease)
(26) (395) (41) (598)
Class M
Proceeds from shares sold 1,425 23,356 1,512 24,054
Proceeds from reinvestment of distributions 168 2,669 182 2,677
Payments for shares redeemed (2,258) (36,952) (1,492) (23,460)
Net increase (decrease)
(665) (10,927) 202 3,271
Class R6
Proceeds from shares sold 647 10,440 34 525
Proceeds from reinvestment of distributions 6 99 3 44
Payments for shares redeemed (659) (10,771) (26) (413)
Net increase (decrease)
(6) (232) 11 156
Class S
Proceeds from shares sold 2,589 42,751 3,153 49,411
Proceeds from reinvestment of distributions 798 12,745 830 12,278
Payments for shares redeemed (4,774) (78,660) (12,087) (185,343)
Net increase (decrease)
(1,387) (23,164) (8,104) (123,654)
Class Y
Proceeds from shares sold 681 11,081 137 2,113
Proceeds from reinvestment of distributions 180 2,865 190 2,818
Payments for shares redeemed (552) (9,102) (1,043) (16,930)
Net increase (decrease)
309 4,844 (716) (11,999)
Total increase (decrease)
(1,766) $ (29,722) (8,664) $ (133,071)

See accompanying notes which are an integral part of the financial statements.
182 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2025 * 16.68 .08 .17 .25 (.37) —
October 31, 2024 13.86 .24 2.91 3.15 (.33) —
October 31, 2023 12.84 .33 .96 1.29 (.27) —
October 31, 2022 21.81 .41 (6.79) (6.38) (.61) (1.98)
October 31, 2021 18.13 .27 3.49 3.76 (.08) —
October 31, 2020 18.46 .14 (.03) .11 (.35) (.09)
Class C
April 30, 2025 * 15.18 .01 .16 .17 (.25) —
October 31, 2024 12.63 .11 2.66 2.77 (.22) —
October 31, 2023 11.72 .20 .87 1.07 (.16) —
October 31, 2022 20.10 .25 (6.20) (5.95) (.45) (1.98)
October 31, 2021 16.77 .09 3.24 3.33 — —
October 31, 2020 17.07 .01 (.05) (.04) (.17) (.09)
Class M
April 30, 2025 * 16.80 .11 .17 .28 (.43) —
October 31, 2024 13.97 .30 2.92 3.22 (.39) —
October 31, 2023 12.95 .38 .97 1.35 (.33) —
October 31, 2022 21.98 .47 (6.83) (6.36) (.69) (1.98)
October 31, 2021 18.27 .35 3.51 3.86 (.15) —
October 31, 2020 18.61 .21 (.04) .17 (.42) (.09)
Class R6
April 30, 2025 * 16.88 .08 .20 .28 (.44) —
October 31, 2024 14.03 .30 2.94 3.24 (.39) —
October 31, 2023 13.01 .43 .93 1.36 (.34) —
October 31, 2022 22.05 .48 (6.85) (6.37) (.69) (1.98)
October 31, 2021 18.33 .14 3.73 3.87 (.15) —
October 31, 2020 18.66 .22 (.03) .19 (.43) (.09)
Class S
April 30, 2025 * 16.83 .10 .17 .27 (.41) —
October 31, 2024 13.99 .28 2.93 3.21 (.37) —
October 31, 2023 12.96 .37 .97 1.34 (.31) —
October 31, 2022 21.99 .45 (6.83) (6.38) (.67) (1.98)
October 31, 2021 18.28 .31 3.53 3.84 (.13) —
October 31, 2020 18.62 .18 (.03) .15 (.40) (.09)
Class Y
April 30, 2025 * 16.86 .11 .17 .28 (.44) —
October 31, 2024 14.01 .31 2.94 3.25 (.40) —
October 31, 2023 12.99 .39 .97 1.36 (.34) —
October 31, 2022 22.04 .48 (6.84) (6.36) (.71) (1.98)
October 31, 2021 18.32 .23 3.65 3.88 (.16) —
October 31, 2020 18.65 .21 (.02) .19 (.43) (.09)

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 183
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.37) 16.56 1.61 8,661 1.57 1.45 .97 33
(.33) 16.68 23.07 8,577 1.63 1.44 1.54 66
(.27) 13.86 9.97 7,346 1.79 1.45 2.23 95
(2.59) 12.84 (32.86) 7,583 1.77 1.44 2.41 69
(.08) 21.81 20.76 13,526 1.74 1.42 1.22 52
(.44) 18.13 .44 12,044 1.78 1.55 .80 58
(.25) 15.10 1.19 2,624 2.32 2.20 .15 33
(.22) 15.18 22.16 3,036 2.38 2.19 .77 66
(.16) 12.63 9.09 3,046 2.54 2.20 1.51 95
(2.43) 11.72 (33.33) 3,368 2.52 2.19 1.63 69
— 20.10 19.86 6,121 2.49 2.17 .45 52
(.26) 16.77 (.32) 6,036 2.53 2.30 .03 58
(.43) 16.65 1.70 108,675 1.32 1.10 1.30 33
(.39) 16.80 23.40 120,831 1.38 1.09 1.87 66
(.33) 13.97 10.36 97,617 1.54 1.10 2.57 95
(2.67) 12.95 (32.59) 107,266 1.52 1.09 2.79 69
(.15) 21.98 21.16 157,235 1.49 1.07 1.56 52
(.51) 18.27 .78 110,034 1.53 1.20 1.17 58
(.44) 16.72 1.77 1,769 1.17 1.05 .97 33
(.39) 16.88 23.51 1,882 1.23 1.04 1.92 66
(.34) 14.03 10.39 1,414 1.38 1.04 2.86 95
(2.67) 13.01 (32.54) 220 1.37 1.04 2.83 69
(.15) 22.05 21.18 308 1.35 1.03 .64 52
(.52) 18.33 .85 1,550 1.38 1.15 1.25 58
(.41) 16.69 1.72 495,903 1.32 1.20 1.19 33
(.37) 16.83 23.28 523,461 1.38 1.19 1.77 66
(.31) 13.99 10.29 548,280 1.54 1.20 2.47 95
(2.65) 12.96 (32.67) 640,012 1.52 1.19 2.69 69
(.13) 21.99 21.01 1,006,019 1.49 1.17 1.41 52
(.49) 18.28 .66 1,049,372 1.53 1.30 1.03 58
(.44) 16.70 1.79 112,950 1.13 1.02 1.40 33
(.40) 16.86 23.57 108,808 1.18 1.01 1.95 66
(.34) 14.01 10.44 100,451 1.34 1.02 2.63 95
(2.69) 12.99 (32.54) 65,124 1.33 1.01 2.84 69
(.16) 22.04 21.23 96,275 1.29 .99 1.04 52
(.52) 18.32 .87 209,678 1.33 1.12 1.21 58

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
184 Emerging Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 480,026
Administrative fees 27,811
Distribution fees 3,277
Shareholder servicing fees 520
Transfer agent fees 79,628
Trustees' fees 1,519
$ 592,781
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 33,825 $ 153,906 $ 162,965 $ (7) $ 2 $ 24,761 $ 593 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 612,269,485 $ 178,522,289 $ (62,586,522) $ 115,935,767

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 185
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.3%
Consumer Discretionary - 14.6%
Abercrombie & Fitch Co. Class A(Æ) 195,224 13,552
Amazon.com, Inc.(Æ) 1,895,275 349,527
Autoliv, Inc. 32,888 3,066
AutoZone, Inc.(Æ) 3,781 14,226
Best Buy Co., Inc. 63,283 4,220
Capri Holdings, Ltd.(Æ) 255,643 3,845
Charter Communications, Inc. Class A(Æ) 13,349 5,231
Chipotle Mexican Grill, Inc. Class A(Æ) 1,213,861 61,324
Comcast Corp. Class A 974,268 33,320
Costco Wholesale Corp. 119,777 119,118
Dollar General Corp. 442,144 41,424
Dollar Tree, Inc.(Æ) 182,184 14,897
DR Horton, Inc. 169,618 21,430
eBay, Inc. 26,648 1,816
Expedia Group, Inc. 5,900 926
Ford Motor Co. 577,448 5,780
Fox Corp. Class A 190,145 9,467
Garmin, Ltd. 46,864 8,758
General Motors Co. 544,696 24,642
Grand Canyon Education, Inc.(Æ) 17,657 3,150
Hilton Worldwide Holdings, Inc. 58,633 13,221
Home Depot, Inc. (The) 75,922 27,369
Lennar Corp. Class A 101,949 11,073
Lennar Corp. Class B 56 6
Liberty Media Corp. Class A(Æ) 21,159 1,481
Live Nation Entertainment, Inc.(Æ) 84,263 11,161
Lowe's Cos., Inc. 185,439 41,457
Marriott International, Inc. Class A 7,893 1,883
McDonald's Corp. 5,663 1,810
Netflix, Inc. Class B(Æ) 73,342 83,003
New York Times Co. (The) Class A 69,057 3,595
News Corp. Class A 251,088 6,810
NIKE, Inc. Class B 2,506 141
nVent Electric PLC 6,066 333
NVR, Inc.(Æ) 875 6,235
O'Reilly Automotive, Inc.(Æ) 39,735 56,233
PulteGroup, Inc. 240,752 24,696
Ross Stores, Inc. 30,823 4,284
Royal Caribbean Cruises, Ltd. 10,518 2,260
RTX Corp. 228,015 28,760
Starbucks Corp. 218,530 17,493
Tapestry, Inc. 78,600 5,553
Target Corp. 197,053 19,055
Tesla, Inc.(Æ) 296,491 83,658
TJX Cos., Inc. (The) 206,593 26,584
Travel + Leisure Co. 52,623 2,312
Ulta Beauty, Inc.(Æ) 22,507 8,905
Walmart, Inc. 526,143 51,167
Walt Disney Co. (The) 95,095 8,649
Wyndham Hotels & Resorts, Inc. 59,865 5,107
Yum China Holdings, Inc. 29,534 1,279
Yum! Brands, Inc. 284,366 42,780
1,338,072
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - 4.4%
Ambev SA - ADR 7,529,693 19,050
Archer-Daniels-Midland Co. 193,614 9,245
Church & Dwight Co., Inc. 14,788 1,469
Coca-Cola Co. (The) 102,679 7,449
Coca-Cola Europacific Partners PLC 72,498 6,578
Colgate-Palmolive Co. 150,097 13,837
Conagra Brands, Inc. 385,132 9,517
Constellation Brands, Inc. Class A 26,679 5,003
CVS Health Corp. 655,923 43,757
Estee Lauder Cos., Inc. (The) Class A 90,011 5,397
General Mills, Inc. 14,896 845
Haleon PLC - ADR 958,773 9,732
Hershey Co. (The) 32,399 5,417
Ingredion, Inc. 138,487 18,394
Kenvue, Inc. 568,345 13,413
Keurig Dr Pepper, Inc. 14,941 517
Kimberly-Clark Corp. 5,800 764
Kroger Co. (The) 975,852 70,466
Molson Coors Beverage Co. Class B 200,585 11,540
Mondelez International, Inc. Class A 349,771 23,830
Monster Beverage Corp.(Æ) 142,839 8,588
PepsiCo, Inc. 219,657 29,781
Philip Morris International, Inc. 112,197 19,226
Procter & Gamble Co. (The) 296,798 48,250
Sysco Corp. 51,834 3,701
Tyson Foods, Inc. Class A 256,426 15,704
Unilever PLC - ADR 15,084 959
402,429
Energy - 3.2%
BP PLC - ADR 206,088 5,659
Canadian Natural Resources, Ltd. 985,733 28,281
Chevron Corp. 142,581 19,400
Diamondback Energy, Inc. 203,828 26,907
Eaton Corp. PLC 105,586 31,081
EOG Resources, Inc. 104,447 11,524
EQT Corp. 44,879 2,219
Exxon Mobil Corp. 683,176 72,164
First Solar, Inc.(Æ) 70,276 8,842
Hess Corp. 80,704 10,415
Magna International, Inc. Class A 434,020 15,086
Marathon Petroleum Corp. 64,204 8,822
Occidental Petroleum Corp. 54,895 2,163
Phillips 66 103,255 10,745
Shell PLC - ADR 363,675 23,450
Valero Energy Corp. 128,835 14,956
291,714
Financial Services - 14.0%
AerCap Holdings NV 379,314 40,207
Aflac, Inc. 25,549 2,777
Allstate Corp. (The) 132,623 26,311
American Express Co. 170,417 45,401
American International Group, Inc. 99,016 8,072
American Tower Corp.(ö) 86,616 19,524
Ameriprise Financial, Inc. 5,878 2,769

See accompanying notes which are an integral part of the financial statements.
186 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Annaly Capital Management, Inc.(ö) 99,532 1,951
Aon PLC Class A 59,307 21,042
Apollo Global Management, Inc. 159,449 21,762
Arthur J Gallagher & Co. 28,088 9,008
Assurant, Inc. 5,910 1,139
Assured Guaranty, Ltd. 599 53
AvalonBay Communities, Inc.(ö) 5,000 1,050
Bank of America Corp. 854,831 34,091
Bank OZK 21,974 936
Berkshire Hathaway, Inc. Class B(Æ) 185,181 98,748
Capital One Financial Corp. 147,276 26,548
Carlyle Group, Inc. (The) 273,722 10,577
Charles Schwab Corp. (The) 140,526 11,439
Chubb, Ltd. 142,769 40,843
Cincinnati Financial Corp. 26,369 3,671
Citigroup, Inc. 727,303 49,733
Citizens Financial Group, Inc. 462,301 17,054
CME Group, Inc. Class A 45,880 12,712
Discover Financial Services 35,490 6,483
East West Bancorp, Inc. 28,223 2,414
Equinix, Inc.(ö) 32,204 27,720
Evercore, Inc. Class A 14,201 2,915
Everest Re Group, Ltd. 900 323
Fifth Third Bancorp 276,742 9,946
First Citizens BancShares, Inc. Class A 1,845 3,283
Goldman Sachs Group, Inc. (The) 12,071 6,609
Hartford Financial Services Group, Inc.
(The) 63,811 7,828
Host Hotels & Resorts, Inc.(ö) 629,687 8,891
Huntington Bancshares, Inc. 831,115 12,076
Intercontinental Exchange, Inc. 163,857 27,523
Janus Henderson Group PLC 119,188 3,958
JPMorgan Chase & Co. 357,953 87,562
Kimco Realty Corp.(ö) 434,379 8,679
Markel Group, Inc.(Æ) 9,476 17,233
MasterCard, Inc. Class A 257,728 141,250
MetLife, Inc. 171,966 12,961
Millrose Properties, Inc. Class A(ö) 57,653 1,444
Morgan Stanley 198,001 22,853
Northern Trust Corp. 1,828 172
PNC Financial Services Group, Inc. (The) 22,409 3,601
Progressive Corp. (The) 233,134 65,683
Prologis, Inc.(ö) 21,459 2,193
Prudential Financial, Inc. 67,246 6,907
Public Storage(ö) 20,445 6,142
Raymond James Financial, Inc. 10,375 1,422
Regions Financial Corp. 755,927 15,428
Reinsurance Group of America, Inc. Class A 68,169 12,769
Simon Property Group, Inc.(ö) 3 —
State Street Corp. 42,925 3,782
Synchrony Financial 264,937 13,763
Torchmark Corp. 116,150 14,326
Travelers Cos., Inc. (The) 26,691 7,050
Truist Financial Corp. 8,224 315
US Bancorp 11,100 448
Visa, Inc. Class A 289,631 100,067
Voya Financial, Inc. 21,215 1,256
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
W.R. Berkley Corp. 98,367 7,052
Webster Financial Corp. 19,386 917
Wells Fargo & Co. 1,048,463 74,451
Welltower, Inc.(ö) 58,700 8,957
Willis Towers Watson PLC 62,325 19,184
1,285,254
Health Care - 11.0%
Abbott Laboratories 254,958 33,336
AbbVie, Inc. 303,906 59,292
ABIOMED, Inc.(Š) 9,546 —
Agilent Technologies, Inc. 114,190 12,287
Align Technology, Inc.(Æ) 53,488 9,270
Amgen, Inc. 53,187 15,473
AstraZeneca PLC - ADR 68,212 4,897
Becton Dickinson & Co. 1,334 276
Biogen, Inc.(Æ) 10,200 1,235
Boston Scientific Corp.(Æ) 371,420 38,208
Bristol Myers Squibb Co. 477,630 23,977
Cigna Group (The) 77,812 26,459
Danaher Corp. 208,019 41,464
Elevance Health, Inc. 58,028 24,405
Eli Lilly & Co. 58,299 52,408
Exelixis, Inc.(Æ) 203,432 7,964
GE HealthCare Technologies, Inc. 10,656 750
Genmab A/S - ADR(Æ) 508,504 10,755
Gilead Sciences, Inc. 58,798 6,264
GSK PLC - ADR 521,237 20,771
HCA Healthcare, Inc. 17,182 5,929
Henry Schein, Inc.(Æ) 133,585 8,679
Humana, Inc. 37,829 9,920
Icon PLC(Æ) 163,853 24,814
IDEXX Laboratories, Inc.(Æ) 52,668 22,787
Intuitive Surgical, Inc.(Æ) 107,538 55,468
Jazz Pharmaceuticals PLC(Æ) 46,581 5,448
Johnson & Johnson 300,619 46,990
Koninklijke Philips NV(Æ) 397,620 10,080
Labcorp Holdings, Inc. 10,723 2,584
McKesson Corp. 54,558 38,888
Medtronic PLC 94,373 7,999
Merck & Co., Inc. 310,510 26,456
Novo Nordisk A/S - ADR 304,077 20,206
Pfizer, Inc. 137,510 3,357
Regeneron Pharmaceuticals, Inc. 81,910 49,044
ResMed, Inc. 11,906 2,817
Royalty Pharma PLC Class A 510,522 16,755
Sanofi SA - ADR 120,347 6,613
Sarepta Therapeutics, Inc.(Æ) 181,616 11,333
Stryker Corp. 41,784 15,624
Thermo Fisher Scientific, Inc. 84,822 36,389
UnitedHealth Group, Inc. 269,899 111,047
Universal Health Services, Inc. Class B 24,354 4,312
Veeva Systems, Inc. Class A(Æ) 31,948 7,466
Vertex Pharmaceuticals, Inc.(Æ) 79,314 40,411
Viatris, Inc. 248,632 2,094
Waters Corp.(Æ) 24,577 8,546
West Pharmaceutical Services, Inc. 73,730 15,578

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 187
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zoetis, Inc. Class A 13,700 2,143
1,009,268
Materials and Processing - 3.7%
Air Products & Chemicals, Inc. 1,928 523
Ball Corp. 28,448 1,478
Builders FirstSource, Inc.(Æ) 87,616 10,481
Carrier Global Corp. 231,724 14,492
Celanese Corp. Class A 210,466 9,368
CF Industries Holdings, Inc. 102,156 8,006
Copart, Inc.(Æ) 412,015 25,145
Crown Holdings, Inc. 52,077 5,017
Dow, Inc. 33,546 1,026
DuPont de Nemours, Inc. 273,418 18,043
Ecolab, Inc. 98,808 24,843
Fastenal Co. 97,625 7,905
FMC Corp. 510,554 21,402
Fortune Brands Innovations, Inc. 40,496 2,179
Freeport-McMoRan, Inc. 259,952 9,366
General Electric Co. 31,968 6,443
Ingevity Corp.(Æ) 4,417 146
Johnson Controls International PLC 20,895 1,753
Linde PLC 127,662 57,860
Martin Marietta Materials, Inc. 17,986 9,424
Masco Corp. 34,631 2,099
Mohawk Industries, Inc.(Æ) 50,385 5,358
Mosaic Co. (The) 147,573 4,486
NewMarket Corp. 3,892 2,395
Nucor Corp. 25,435 3,036
Owens Corning 10,445 1,519
Packaging Corp. of America 80,514 14,944
PPG Industries, Inc. 4,923 536
Reliance, Inc. 6,664 1,921
Rio Tinto PLC - ADR 37,916 2,252
Royal Gold, Inc. 14,458 2,642
Sherwin-Williams Co. (The) 39,777 14,038
Steel Dynamics, Inc. 34,119 4,426
Trane Technologies PLC 101,010 38,718
United States Steel Corp. 128,633 5,623
338,893
Producer Durables - 7.4%
Alaska Air Group, Inc.(Æ) 46,980 2,080
Amphenol Corp. Class A 155,440 11,961
Automatic Data Processing, Inc. 76,295 22,934
Canadian Pacific Kansas City, Ltd. 164,809 11,944
Chart Industries, Inc.(Æ) 11,477 1,549
Corpay, Inc.(Æ) 60,475 19,677
CSX Corp. 750,167 21,057
Cummins, Inc. 23,669 6,955
Deere & Co. 58,675 27,199
Delta Air Lines, Inc. 992,739 41,328
Dover Corp. 26,181 4,468
Esab Corp. 29,041 3,488
Expeditors International of Washington, Inc. 28,604 3,144
FedEx Corp. 165,525 34,815
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fortive Corp. 2,085 145
Gartner, Inc.(Æ) 19,390 8,165
GE Vernova, Inc. 7,992 2,964
General Dynamics Corp. 33,727 9,178
Global Payments, Inc. 316,229 24,131
Honeywell International, Inc. 123,717 26,042
Howmet Aerospace, Inc. 64,922 8,997
Illinois Tool Works, Inc. 1,831 439
Ingersoll Rand, Inc. 185,713 14,008
Kirby Corp.(Æ) 8,376 807
L3Harris Technologies, Inc. 11,295 2,485
Lockheed Martin Corp. 1,670 798
Mettler-Toledo International, Inc.(Æ) 16,183 17,325
Moody's Corp. 58,542 26,527
Norfolk Southern Corp. 42,340 9,486
Northrop Grumman Corp. 32,160 15,646
Old Dominion Freight Line, Inc. 96,881 14,850
Otis Worldwide Corp. 183,325 17,649
PACCAR, Inc. 90,878 8,198
Parker-Hannifin Corp. 9,867 5,970
Pentair PLC 147,694 13,400
PHINIA, Inc. 8,939 359
Regal Rexnord Corp. 35,304 3,737
S&P Global, Inc. 144,867 72,441
Textron, Inc. 261,296 18,387
TopBuild Corp.(Æ) 3,805 1,125
TransDigm Group, Inc. 4,855 6,860
TransUnion 196,288 16,284
Union Pacific Corp. 57,200 12,336
United Airlines, Inc.(Æ) 233,018 16,036
United Rentals, Inc. 18,522 11,696
Veralto Corp. 69,339 6,650
Vontier Corp. 741,366 23,583
Waste Management, Inc. 77,209 18,018
Westinghouse Air Brake Technologies Corp. 185,232 34,220
681,541
Technology - 35.4%
Accenture PLC Class A 144,221 43,144
Adobe, Inc.(Æ) 78,013 29,253
Advanced Micro Devices, Inc.(Æ) 291,203 28,349
Akamai Technologies, Inc.(Æ) 90,581 7,299
Allegion PLC 17,438 2,427
Alphabet, Inc. Class A 542,231 86,106
Alphabet, Inc. Class C 1,209,020 194,519
Analog Devices, Inc. 99,315 19,358
Apple, Inc. 2,755,164 585,472
Applied Materials, Inc. 171,585 25,860
ARM Holdings PLC - ADR(Æ) 127,002 14,485
ASML Holding NV 1,204 804
Autodesk, Inc.(Æ) 105,904 29,044
Booking Holdings, Inc. 11,334 57,795
Broadcom, Inc. 746,229 143,627
CACI International, Inc. Class A(Æ) 4,386 2,008
Cisco Systems, Inc. 601,086 34,701
Cognizant Technology Solutions Corp.
Class A 123,496 9,086

See accompanying notes which are an integral part of the financial statements.
188 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Corteva, Inc. 230,444 14,285
Crowdstrike Holdings, Inc. Class A(Æ) 2,677 1,148
Datadog, Inc. Class A(Æ) 109,766 11,214
Dell Technologies, Inc. Class C 66,959 6,144
EchoStar Corp. Class A(Æ) 81,367 1,829
Electronic Arts, Inc. 51,566 7,482
F5, Inc.(Æ) 12,816 3,393
Fidelity National Information Services, Inc. 67,391 5,316
Fortinet, Inc.(Æ) 90,530 9,393
HP, Inc. 96,623 2,471
International Business Machines Corp. 8,601 2,080
Intuit, Inc. 111,134 69,733
Jabil, Inc. 69,502 10,186
KLA Corp. 5,800 4,076
Lam Research Corp. 408,693 29,291
Meta Platforms, Inc. Class A 414,162 227,375
Micron Technology, Inc. 426,047 32,784
Microsoft Corp. 1,447,442 572,116
Motorola Solutions, Inc. 72,772 32,048
MSCI, Inc. Class A 15,096 8,229
NVIDIA Corp. 4,071,990 443,521
NXP Semiconductors NV 77,842 14,347
ON Semiconductor Corp.(Æ) 586,814 23,297
Oracle Corp. 207,862 29,250
Palantir Technologies, Inc. Class A(Æ) 102,678 12,161
Palo Alto Networks, Inc.(Æ) 125,768 23,510
Qorvo, Inc.(Æ) 178,393 12,785
QUALCOMM, Inc. 145,474 21,597
Salesforce, Inc. 184,434 49,559
SAP SE - ADR 53,046 15,499
Seagate Technology Holdings PLC 76,216 6,938
ServiceNow, Inc.(Æ) 87,806 83,856
Synopsys, Inc.(Æ) 34,864 16,003
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 166,746 27,795
TE Connectivity PLC 47,108 6,896
Texas Instruments, Inc. 95,112 15,223
Tyler Technologies, Inc.(Æ) 11,265 6,120
Uber Technologies, Inc.(Æ) 409,059 33,138
VeriSign, Inc. 26,378 7,442
Workday, Inc. Class A(Æ) 126,631 31,025
3,243,892
Utilities - 4.6%
American Electric Power Co., Inc. 34,190 3,704
AT&T, Inc. 1,731,633 47,966
CenterPoint Energy, Inc. 401,392 15,566
Cheniere Energy, Inc. 73,004 16,872
CMS Energy Corp. 37,178 2,738
ConocoPhillips 459,603 40,960
Consolidated Edison, Inc. 89,657 10,109
Constellation Energy Corp. 24,576 5,491
DT Midstream, Inc. 31,773 3,088
DTE Energy Co. 6,566 900
Duke Energy Corp. 80,474 9,820
Edison International 135,613 7,257
Entergy Corp. 241,450 20,081
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Exelon Corp. 347,748 16,309
FirstEnergy Corp. 283,393 12,152
NextEra Energy, Inc. 364,249 24,361
NiSource, Inc. 38,538 1,507
NRG Energy, Inc. 628,721 68,895
Public Service Enterprise Group, Inc. 14,344 1,147
Sempra Energy 193,324 14,358
Southern Co. (The) 186,463 17,134
T-Mobile US, Inc. 173,729 42,902
Verizon Communications, Inc. 51,038 2,249
Xcel Energy, Inc. 476,083 33,659
419,225
Total Common Stocks
(cost $4,329,195) 9,010,288
Short-Term Investments - 1.6%
U.S. Cash Management Fund(@) 149,886,516
(∞)
149,842
Total Short-Term Investments
(cost $149,856) 149,842
Total Investments - 99.9%
(identified cost $4,479,051) 9,160,130
Other Assets and Liabilities,
Net - 0.1%
12,936
Net Assets - 100.0%
9,173,066

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 189
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 433 USD 120,959 06/25 (2,675)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,675)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 1,338,072 $ — $ —
$ —
$ 1,338,072 14 .6
Consumer Staples 402,429 — —
—
402,429 4 .4
Energy 291,714 — —
—
291,714 3 .2
Financial Services 1,285,254 — —
—
1,285,254 14 .0
Health Care 1,009,268 — —
—
1,009,268 11 .0
Materials and Processing 338,893 — —
—
338,893 3 .7
Producer Durables 681,541 — —
—
681,541 7 .4
Technology 3,243,892 — —
—
3,243,892 35 .4
Utilities 419,225 — —
—
419,225 4 .6
Short-Term Investments — — — 149,842 149,842 1 .6
Total Investments 9,010,288 — — 149,842 9,160,130 99 .9
Other Assets and Liabilities, Net
0 .1
100 .0
Other Financial Instruments
A
Liabilities
Futures Contracts (2,675) — — — (2,675) (—)
*
Total Other Financial Instruments
**
$ (2,675) $ — $ — $ — $ (2,675)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
190 Tax-Mananged U.S. Large Cap Fund
Russell Investment Company
Tax-Mananged U.S. Large Cap Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
0
Variation margin on futures contracts* $ 2,675
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (5,442)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ ( 3 ,4 31 )
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives se e note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 191
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 4,479,051
Investments, at fair value(>) ........................................................................................................................................................
9,160,130
Receivables:
Dividends and interest ...................................................................................................................................................... 4,885
Dividends from affiliated funds ....................................................................................................................................... 518
Fund shares sold ............................................................................................................................................................... 10,253
From broker(a) ................................................................................................................................................................. 12,249
Prepaid expenses .......................................................................................................................................................................... 71
Total assets ...............................................................................................................................................................
9,188,106
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 5,419
Accrued fees to affiliates .................................................................................................................................................. 6,297
Other accrued expenses .................................................................................................................................................... 650
Variation margin on futures contracts .............................................................................................................................. 2,674
Total liabilities ...........................................................................................................................................................
15,040
Net Assets ...............................................................................................................................................................
$ 9,173,066

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
192 Tax-Managed U.S. Large Cap Fund
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 4,494,809
Shares of beneficial interest .........................................................................................................................................................
1,152
Additional paid-in capital ............................................................................................................................................................
4,677,105
Net Assets ...............................................................................................................................................................
$ 9,173,066
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) ..........................................................................................................................................
$ 78.66
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 83.46
Class A — Net assets ........................................................................................................................................................... $ 148,612,991
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,889,423
Net asset value per share: Class C (#) ..........................................................................................................................................
$ 72.56
Class C — Net assets ........................................................................................................................................................... $ 43,311,308
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 596,912
Net asset value per share: Class M (#) .........................................................................................................................................
$ 79.65
Class M — Net assets .......................................................................................................................................................... $ 2,407,363,521
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 30,222,732
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 79.68
Class S — Net assets ............................................................................................................................................................ $ 6,573,778,150
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 82,501,742
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 149,842
(a)   Receivable from Broker for Futures $ 12,249
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 193
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 60,475
Dividends from affiliated funds ....................................................................................................................................... 3,902
Interest .............................................................................................................................................................................. 179
Total investment income ..............................................................................................................................................................
64,556
Expenses
Advisory fees ................................................................................................................................................................... 30,113
Administrative fees .......................................................................................................................................................... 2,278
Custodian fees .................................................................................................................................................................. 297
Distribution fees - Class A ............................................................................................................................................... 194
Distribution fees - Class C ............................................................................................................................................... 175
Transfer agent fees - Class A ........................................................................................................................................... 155
Transfer agent fees - Class C ........................................................................................................................................... 47
Transfer agent fees - Class M .......................................................................................................................................... 2,518
Transfer agent fees - Class S ............................................................................................................................................ 6,799
Professional fees .............................................................................................................................................................. 187
Registration fees ............................................................................................................................................................... 104
Shareholder servicing fees - Class C ............................................................................................................................... 58
Trustees’ fees .................................................................................................................................................................... 236
Printing fees ..................................................................................................................................................................... 107
Miscellaneous .................................................................................................................................................................. 350
Expenses before reductions .............................................................................................................................................. 43,618
Expense reductions .......................................................................................................................................................... (1,259)
Net expenses ................................................................................................................................................................................
42,359
Net investment income (loss) .......................................................................................................................................................
22,197
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 15,409
Investments in affiliated funds ......................................................................................................................................... (23)
Futures contracts .............................................................................................................................................................. (5,442)
Net realized gain (loss) ................................................................................................................................................................
9,944
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (369,744)
Investments in affiliated funds ......................................................................................................................................... (16)
Futures contracts .............................................................................................................................................................. (3,431)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (373,191)
Net realized and unrealized gain (loss) ........................................................................................................................................ (363,247)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (341,050)

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
194 Tax-Managed U.S. Large Cap Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 22,197 $ 47,457
Net realized gain (loss) ....................................................................................................................... 9,944 (37,196)
Net change in unrealized appreciation (depreciation) ........................................................................ (373,191) 2,321,886
Net increase (decrease) in net assets from operations .............................................................................. (341,050) 2,332,147
Distributions
To shareholders
Class A .......................................................................................................................................... (409) (391)
Class M ......................................................................................................................................... (13,913) (13,377)
Class S .......................................................................................................................................... (33,699) (29,678)
Net decrease in net assets from distributions ............................................................................................ (48,021) (43,446)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 205,430 193,805
Total Net Increase (Decrease) in Net Assets ........................................................................
(183,641) 2,482,506
Net Assets
Beginning of period .................................................................................................................................. 9,356,707 6,874,201
End of period .............................................................................................................................................
$ 9,173,066 $ 9,356,707

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 195
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 123 $ 10,307 423 $ 31,474
Proceeds from reinvestment of distributions 5 409 6 391
Payments for shares redeemed (110) (9,069) (162) (12,033)
Net increase (decrease)
18 1,647 267 19,832
Class C
Proceeds from shares sold 46 3,537 82 5,687
Payments for shares redeemed (78) (6,020) (110) (7,664)
Net increase (decrease)
(32) (2,483) (28) (1,977)
Class M
Proceeds from shares sold 3,721 311,651 8,491 658,511
Proceeds from reinvestment of distributions 164 13,836 190 13,344
Payments for shares redeemed (7,002) (600,706) (5,753) (437,699)
Net increase (decrease)
(3,117) (275,219) 2,928 234,156
Class S
Proceeds from shares sold 11,941 1,015,722 12,477 947,277
Proceeds from reinvestment of distributions 396 33,448 419 29,468
Payments for shares redeemed (6,783) (567,685) (13,478) (1,034,951)
Net increase (decrease)
5,554 481,485 (582) (58,206)
Total increase (decrease)
2,423 $ 205,430 2,585 $ 193,805

See accompanying notes which are an integral part of the financial statements.
196 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2025
*
81.87 .08 (3.07) (2.99) (.22) (.22)
October 31, 2024 61.59 .21 20.3 0 20.51 (.23) (.23)
October 31, 2023 56.20 .27 5.31 5.58 (.19) (.19)
October 31, 2022 68.42 .13 (12.35) (12.22) — —
October 31, 2021 49.07 (.03) 19.54 19.51 (.16) (.16)
October 31, 2020 45.09 .15 4.11 4.26 (.28) (.28)
Class C
April 30, 2025
*
75.61 (.21) (2.84) (3.05) — —
October 31, 2024 57.11 (.32) 18.82 18.50 — —
October 31, 2023 52.33 (.17) 4.95 4.78 — —
October 31, 2022 64.19 (.31) (11.55) (11.86) — —
October 31, 2021 46.25 (.46) 18.40 17.94 — —
October 31, 2020 42.57 (.18) 3.86 3.68 — —
Class M
April 30, 2025
*
83.02 .23 (3.12) (2.89) (.48) (.48)
October 31, 2024 62.41 .48 20.5 7 21.0 5 (.44) (.44)
October 31, 2023 56.96 .48 5.37 5.85 (.40) (.40)
October 31, 2022 69.27 .35 (12.49) (12.14) (.17) (.17)
October 31, 2021 49.65 .18 19.77 19.95 (.33) (.33)
October 31, 2020 45.61 .32 4.15 4.47 (.43) (.43)
Class S
April 30, 2025
*
83.02 .19 (3.12) (2.93) (.41) (.41)
October 31, 2024 62.42 .41 20.57 20.98 (.38) (.38)
October 31, 2023 56.96 .43 5.37 5.80 (.34) (.34)
October 31, 2022 69.27 .29 (12.50) (12.21) (.10) (.10)
October 31, 2021 49.65 .12 19.76 19.88 (.26) (.26)
October 31, 2020 45.60 .28 4.15 4.43 (.38) (.38)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 197
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
78.66 (3.67) 148,613 1.16 1.16 .20 17
81.87 33.38 153,247 1.16 1.16 .28 19
61.59 9.97 98,852 1.17 1.17 .44 25
56.20 (17.86) 87,448 1.18 1.17 .21 46
68.42 39.83 100,109 1.18 1.17 (.05) 22
49.07 9.47 69,634 1.19 1.17 .32 40
72.56 (4.03) 43,311 1.91 1.91 (.55) 17
75.61 32.37 47,560 1.9 1 1.91 (.46) 19
57.11 9.15 37,520 1.92 1.92 (.31) 25
52.33 (18.48) 36,410 1.93 1.92 (.54) 46
64.19 38.79 43,968 1.93 1.92 (.80) 22
46.25 8.64 32,342 1.94 1.92 (.41) 40
79.65 (3.52) 2,407,364 .91 .81 .56 17
83.02 33.86 2,767,751 .91 .81 .63 19
62.41 10.35 1,898,077 .92 .82 .78 25
56.96 (17.57) 1,506,693 .93 .82 .56 46
69.27 40.33 1,518,925 .93 .82 .29 22
49.65 9.84 620,317 .94 .82 .68 40
79.68 (3.56) 6,573,778 .91 .91 .44 17
83.02 33.70 6,388,149 .91 .91 .54 19
62.42 10.26 4,839,752 .92 .92 .69 25
56.96 (17.65) 4,115,348 .93 .92 .46 46
69.27 40.18 4,617,227 .93 .92 .20 22
49.65 9.74 3,341,841 .94 .92 .59 40

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
198 Tax-Managed U.S. Large Cap Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of
April 30, 2025
were as follows:
Transactions (amounts in thousands) during the period ended
April 30, 2025
with underlying f und s which are, or were, an affiliated
company are as follows:
Federal Income Taxes (Unaudited)
At
April 30, 2025
, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 4,621,532
Administrative fees 349,203
Distribution fees 55,300
Shareholder servicing fees 8,628
Transfer agent fees 1,262,165
$ 6,296,828
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 181,164 $ 337,212 $ 368,495 $ (23) $ (16) $ 149,842 $ 3,902 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 4,480,768,887 $ 4,718,307,027 $ (41,621,244) $ 4,676,685,783

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 199
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.7%
Consumer Discretionary - 11.9%
Academy Sports & Outdoors, Inc. 117,334 4,421
Advance Auto Parts, Inc. 111,915 3,662
American Eagle Outfitters, Inc. 42,341 446
API Group Corp.(Æ) 180,998 6,847
Asbury Automotive Group, Inc.(Æ) 229 50
Atkore, Inc. 34,178 2,183
Atlanta Braves Holdings, Inc. Class C(Æ) 62,517 2,492
Atmus Filtration Technologies, Inc. 76,727 2,660
Bath & Body Works, Inc. 44,936 1,371
Beazer Homes USA, Inc.(Æ) 72,074 1,410
BJ's Restaurants, Inc.(Æ) 11,885 396
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 1,192
Bloomin' Brands, Inc. 31,120 250
Boot Barn Holdings, Inc.(Æ) 25,777 2,690
BorgWarner, Inc. 43,908 1,246
Boyd Gaming Corp. 15,720 1,087
Brinker International, Inc.(Æ) 19,584 2,630
Brunswick Corp. 38,862 1,790
Caesars Entertainment, Inc.(Æ) 33,822 915
Caleres, Inc. 52,857 806
Capri Holdings, Ltd.(Æ) 49,061 738
Carter's, Inc. 8,753 289
Carvana Co.(Æ) 9,585 2,342
Cavco Industries, Inc.(Æ) 5,602 2,767
Century Communities, Inc. 18,164 991
Cheesecake Factory, Inc. (The) 22,697 1,143
Churchill Downs, Inc. 13,870 1,254
Crocs, Inc.(Æ) 12,180 1,174
Dana Holding Corp. 9,122 125
Dave & Buster's Entertainment, Inc.(Æ) 41,240 791
Deckers Outdoor Corp.(Æ) 20,598 2,283
Dick's Sporting Goods, Inc. 29,536 5,545
Dollar Tree, Inc.(Æ) 18,397 1,504
Domino's Pizza, Inc. 7,114 3,488
DraftKings, Inc. Class A(Æ) 47,553 1,583
Dutch Bros, Inc. Class A(Æ) 6,496 388
Ethan Allen Interiors, Inc. 16,761 477
FactSet Research Systems, Inc. 4,286 1,852
First Watch Restaurant Group, Inc.(Æ) 136,533 2,411
FirstCash Holdings, Inc. 9,286 1,244
Five Below, Inc.(Æ) 23,040 1,749
Floor & Decor Holdings, Inc. Class A(Æ) 34,155 2,440
Gentherm, Inc.(Æ) 38,134 992
G-III Apparel Group, Ltd.(Æ) 88,788 2,239
GMS, Inc.(Æ) 8,715 638
Golden Entertainment, Inc. 64,520 1,658
Goodyear Tire & Rubber Co. (The)(Æ) 88,082 958
Grand Canyon Education, Inc.(Æ) 15,870 2,831
Gray Television, Inc. 285,804 957
Green Brick Partners, Inc.(Æ) 28,092 1,657
Group 1 Automotive, Inc. 2,622 1,058
Harley-Davidson, Inc. 19,170 430
Hillenbrand, Inc. 10,655 216
Hilton Grand Vacations, Inc.(Æ) 14,163 476
IAC, Inc.(Æ) 83,903 2,932
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
International Game Technology PLC 94,779 1,554
Interpublic Group of Cos., Inc. (The) 14,186 356
Johnson Outdoors, Inc. Class A 6,903 158
Kontoor Brands, Inc. 40,545 2,439
Kura Sushi USA, Inc. Class A(Æ) 15,144 892
Lakeland Industries, Inc. 77,596 1,267
Leonardo DRS, Inc. 15,871 587
Liberty Broadband Corp. Class C(Æ) 8,791 795
Liberty Latin America, Ltd. Class C(Æ) 52,808 290
Life Time Group Holdings, Inc.(Æ) 38,400 1,177
Light & Wonder, Inc. Class A(Æ) 24,104 2,058
Lions Gate Entertainment Corp. Class B(Æ) 25,632 205
Lithia Motors, Inc. Class A 16,816 4,923
Macy's, Inc. 25,888 296
Madison Square Garden Entertainment
Corp.(Æ) 9,896 321
Magnite, Inc.(Æ) 38,000 452
Mattel, Inc.(Æ) 12,457 198
Meritage Homes Corp. 11,254 767
Newell Brands Inc. 584,327 2,793
Nexstar Media Group, Inc. Class A 26,169 3,916
Norwegian Cruise Line Holdings, Ltd.(Æ) 56,117 900
nVent Electric PLC 34,460 1,892
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,795 4,117
OneWater Marine, Inc. Class A(Æ) 150,593 2,260
Papa John's International, Inc. 125,288 4,326
Paramount Global Class B 233,003 2,735
Patrick Industries, Inc. 11,787 907
Penn Entertainment, Inc.(Æ) 13,154 200
Petco Health & Wellness Co., Inc.(Æ) 136,284 402
Potbelly Corp.(Æ) 100,618 815
PriceSmart, Inc. 3,284 333
PulteGroup, Inc. 22,204 2,278
PVH Corp. 26,694 1,841
RB Global, Inc. 8,866 893
Revolve Group, Inc.(Æ) 79,950 1,589
Rocky Brands, Inc. 8,173 175
Service Corp. International 12,051 963
Shoe Carnival, Inc. 13,128 228
Signet Jewelers, Ltd. 27,306 1,619
Sirius Xm Holdings, Inc. 1,755 38
Skechers USA, Inc. Class A(Æ) 27,104 1,302
Sphere Entertainment Co.(Æ) 5,963 162
Sportradar Holding AG Class A(Æ) 44,081 1,019
Taylor Morrison Home Corp. Class A(Æ) 26,382 1,513
Texas Roadhouse, Inc. Class A 9,894 1,642
Thor Industries, Inc. 20,541 1,488
Toll Brothers, Inc. 10,396 1,049
Transcat, Inc.(Æ) 5,568 442
Travel + Leisure Co. 35,817 1,573
Tri Pointe Homes, Inc.(Æ) 33,493 1,030
United Parks & Resorts, Inc.(Æ) 44,800 1,956
Urban Outfitters, Inc.(Æ) 43,349 2,288
Valvoline, Inc.(Æ) 46,246 1,584
VF Corp. 136,857 1,626
Victoria's Secret & Co.(Æ) 56,924 1,070
Wabash National Corp. 27,235 188

See accompanying notes which are an integral part of the financial statements.
200 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Warner Bros. Discovery, Inc.(Æ) 134,785 1,169
Weyco Group, Inc. 7,024 210
Wingstop, Inc. 16,626 4,387
Wolverine World Wide, Inc. 101,223 1,321
Wyndham Hotels & Resorts, Inc. 11,079 945
YETI Holdings, Inc.(Æ) 74,698 2,133
Ziff Davis, Inc.(Æ) 1,806 53
176,269
Consumer Staples - 3.3%
Alico, Inc. 13,161 376
Aramark Services, Inc. 66,621 2,227
BellRing Brands, Inc.(Æ) 21,651 1,670
Calavo Growers, Inc. 23,069 637
Casey's General Stores, Inc. 17,980 8,317
Chefs' Warehouse Holdings, Inc. (The)(Æ) 22,990 1,310
elf Beauty, Inc.(Æ) 14,628 905
Helen of Troy, Ltd.(Æ) 25,675 715
Ingredion, Inc. 16,720 2,221
Interparfums, Inc. 2,666 291
Kellanova 11,682 967
Lancaster Colony Corp. 5,277 859
Lifevantage Corp. 561 7
Limoneira Co. 24,211 364
McCormick & Co., Inc. 4,109 315
MGP Ingredients, Inc. 5,280 156
Nomad Foods, Ltd. 207,003 4,138
Performance Food Group Co.(Æ) 16,935 1,366
Pilgrim's Pride Corp. 57,405 3,133
Post Holdings, Inc.(Æ) 5,407 612
Primo Brands Corp. Class A 152,439 4,980
Smithfield Foods, Inc. 100,380 2,229
Spectrum Brands Holdings, Inc. 32,200 2,032
Sprouts Farmers Market, Inc.(Æ) 16,574 2,834
US Foods Holding Corp.(Æ) 27,044 1,776
Vita Coco Co., Inc. (The)(Æ) 47,311 1,564
Warby Parker, Inc. Class A(Æ) 101,428 1,675
Weis Markets, Inc. 6,526 561
WK Kellogg Co. 28,524 511
48,748
Energy - 2.5%
Antero Resources Corp.(Æ) 88,117 3,069
Centrus Energy Corp. Class A(Æ) 21,431 1,485
ChampionX Corp. 115,140 2,778
Civitas Resources, Inc. 16,465 449
Core Laboratories, Inc. 83,401 948
Core Natural Resources Inc. 7,881 569
Coterra Energy, Inc. 74,311 1,825
Delek US Holdings, Inc. 18,526 241
Diamondback Energy, Inc. 13,862 1,830
DNOW, Inc.(Æ) 89,801 1,425
EQT Corp. 17,282 854
Exxon Mobil Corp. 20,408 2,156
First Solar, Inc.(Æ) 4,127 519
Helmerich & Payne, Inc. 62,386 1,179
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HF Sinclair Corp. 77,072 2,318
Liberty Energy, Inc. Class A 80,925 931
Matador Resources Co. 38,825 1,535
Natural Gas Services Group, Inc.(Æ) 23,760 427
NPK International, Inc.(Æ) 364,843 2,109
Oil States International, Inc.(Æ) 127,995 449
Par Pacific Holdings, Inc.(Æ) 56,998 816
Pason Systems, Inc. 338,187 2,694
Patterson-UTI Energy, Inc. 299,307 1,688
ProFrac Holding Corp. Class A(Æ) 694 3
ProPetro Holding Corp.(Æ) 59,363 296
Solaris Energy Infrastructure, Inc. Class A 55,034 1,163
Texas Pacific Land Corp. 640 825
Transocean, Ltd.(Æ) 402,373 857
Viper Energy, Inc. 36,186 1,459
Weatherford International PLC 8,513 353
37,250
Financial Services - 23.2%
Affiliated Managers Group, Inc. 11,012 1,824
Affirm Holdings, Inc.(Æ) 5,162 257
Agree Realty Corp.(ö) 51,262 3,978
Air Lease Corp. Class A 92,888 4,343
Alpine Income Property Trust, Inc.(ö) 55,658 860
Americold Realty Trust, Inc.(ö) 84,953 1,643
AMERISAFE, Inc. 48,606 2,260
Apple Hospitality REIT, Inc.(ö) 26,356 310
Associated Banc-Corp. 20,340 449
Assurant, Inc. 5,539 1,068
Assured Guaranty, Ltd. 75,345 6,610
Atlanticus Holdings Corp.(Æ) 5,704 313
Axis Capital Holdings, Ltd. 30,294 2,918
Axos Financial, Inc.(Æ) 11,131 707
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 20,830 867
Banc of California, Inc. 193,819 2,613
Bancorp, Inc. (The)(Æ) 29,842 1,442
Bank of NT Butterfield & Son, Ltd. (The) 795 32
Bank OZK 42,384 1,806
BankUnited, Inc. 65,135 2,131
Banner Corp. 10,529 644
BGC Group, Inc. Class A 296,615 2,687
Braemar Hotels & Resorts, Inc.(ö) 1,344,214 2,514
Brandywine Realty Trust(ö) 194,484 770
Bridgewater Bancshares, Inc.(Æ) 149,684 2,304
Brighthouse Financial, Inc.(Æ) 38,876 2,263
Burke & Herbert Financial Services Corp. 26,049 1,456
Cadence Bank 57,103 1,671
Cannae Holdings, Inc. 56,187 995
Carter Bankshares, Inc.(Æ) 102,318 1,566
CBL & Associates Properties, Inc.(ö) 96,357 2,262
CNO Financial Group, Inc. 65,539 2,487
Cohen & Steers, Inc. 13,642 1,041
Columbia Banking System, Inc. 43,957 986
Community Bank System, Inc. 28,319 1,546
Compass, Inc. Class A(Æ) 53,426 412
CTO Realty Growth, Inc.(ö) 110,822 2,025

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 201
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Customers Bancorp, Inc.(Æ) 76,169 3,808
DiamondRock Hospitality Co.(ö) 413,714 3,037
Dime Community Bancshares, Inc. 30,399 781
Discover Financial Services 17,355 3,170
Distribution Solutions Group, Inc.(Æ) 58,312 1,518
Diversified Healthcare Trust(ö) 29,006 66
Encore Capital Group, Inc.(Æ) 22,214 764
Enova International, Inc.(Æ) 30,176 2,770
EPR Properties(ö) 21,427 1,060
Equity Bancshares, Inc. Class A 49,936 1,922
Equity Commonwealth(ö)(Š) 143,347 —
Erie Indemnity Co. Class A 4,852 1,740
eXp World Holdings, Inc. 31,137 285
Extra Space Storage, Inc.(ö) 6,730 986
F&G Annuities & Life, Inc. 78,897 2,746
Federal Agricultural Mortgage Corp. Class
C 14,346 2,515
First American Financial Corp. 7,860 478
First BanCorp 106,817 2,098
First Bank 93,879 1,350
First Commonwealth Financial Corp. 59,331 909
First Horizon Corp. 98,309 1,777
First Industrial Realty Trust, Inc.(ö) 54,380 2,587
First Internet Bancorp 56,351 1,198
FirstService Corp. 10,415 1,828
Flagstar Financial, Inc. 55,258 647
FNB Corp. 90,478 1,184
Franklin Street Properties Corp.(ö) 379,093 599
FTAI Aviation, Ltd. 50,630 5,423
Gaming and Leisure Properties, Inc.(ö) 56,023 2,681
GCM Grosvenor, Inc. Class A 155,197 1,946
Genworth Financial, Inc. Class A(Æ) 108,399 744
German American Bancorp, Inc. 38,291 1,452
Glacier Bancorp, Inc. 83,778 3,415
Globe Life, Inc. 7,789 961
Goosehead Insurance, Inc. Class A 42,293 4,111
Grid Dynamics Holdings, Inc.(Æ) 125,887 1,783
HA Sustainable Infrastructure Capital, Inc. 127,107 3,175
Hamilton Lane, Inc. Class A 40,343 6,233
Hanover Insurance Group, Inc. (The) 23,918 3,973
HBT Financial, Inc. 13,312 309
Healthcare Realty Trust, Inc.(ö) 120,722 1,875
Hingham Institution for Savings 11,309 2,822
Home BancShares, Inc. 119,152 3,306
Horace Mann Educators Corp. 60,714 2,522
Host Hotels & Resorts, Inc.(ö) 21,421 302
Houlihan Lokey, Inc. Class A 47,595 7,714
Howard Hughes Holdings, Inc.(Æ) 40,210 2,675
Independence Realty Trust, Inc.(ö) 88,976 1,729
Independent Bank Corp. 33,120 1,957
Industrial Logistics Properties Trust(ö) 132,030 346
International General Insurance Holdings,
Ltd. 301,956 7,265
Jackson Financial, Inc. Class A 62,653 4,881
Jones Lang LaSalle, Inc.(Æ) 14,647 3,331
Kemper Corp. 35,112 2,076
Kennedy-Wilson Holdings, Inc. 209,443 1,340
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kinsale Capital Group, Inc. 1,666 725
Lamar Advertising Co. Class A(ö) 5,068 577
Lazard, Inc. 9,453 368
LendingClub Corp.(Æ) 121,664 1,189
Marex Group PLC 124,766 5,533
Merchants Bancorp 46,609 1,402
Metropolitan Bank Holding Corp.(Æ) 45,485 2,817
MGIC Investment Corp. 87,321 2,175
Mid-America Apartment Communities, Inc.
(ö) 4,859 776
Millrose Properties, Inc. Class A(ö) 28,244 707
Morningstar, Inc. 3,671 1,045
Mr. Cooper Group, Inc.(Æ) 20,365 2,424
NET Lease Office Properties(Æ)(ö) 116,759 3,530
NETSTREIT Corp.(ö) 107,313 1,746
Newmark Group, Inc. Class A 311,588 3,424
NewtekOne, Inc. 26,302 274
NexPoint Residential Trust, Inc.(ö) 7,918 295
NMI Holdings, Inc. Class A(Æ) 57,349 2,074
NNN REIT, Inc.(ö) 28,583 1,175
Northrim BanCorp, Inc. 15,179 1,219
OceanFirst Financial Corp. 90,674 1,502
OFG Bancorp 134,940 5,310
Old Second Bancorp, Inc. 106,577 1,683
Origin Bancorp, Inc. 80,621 2,583
Pathward Financial, Inc. 24,076 1,911
Peapack-Gladstone Financial Corp. 18,179 503
Pebblebrook Hotel Trust(ö) 268,925 2,434
Perella Weinberg Partners 95,814 1,645
Popular, Inc. 38,925 3,714
Postal Realty Trust, Inc. Class A(ö) 56,075 742
PotlatchDeltic Corp.(ö) 226,958 8,713
PRA Group, Inc.(Æ) 37,380 684
Primerica, Inc. 8,016 2,101
Progyny, Inc.(Æ) 47,628 1,088
Prosperity Bancshares, Inc. 35,667 2,422
Radian Group, Inc. 51,019 1,630
Raymond James Financial, Inc. 29,861 4,092
Rayonier, Inc.(ö) 57,982 1,418
Regency Centers Corp.(ö) 8,219 593
Reinsurance Group of America, Inc. Class A 9,671 1,811
Remitly Global, Inc.(Æ) 61,498 1,243
RenaissanceRe Holdings, Ltd. 11,829 2,862
Renasant Corp. 24,218 777
Resolute Holdings Management, Inc.(Æ) 9,280 250
Rexford Industrial Realty, Inc.(ö) 12,063 399
Robinhood Markets, Inc. Class A(Æ) 69,344 3,405
Ryman Hospitality Properties, Inc.(ö) 23,837 2,096
Seacoast Banking Corp. of Florida 180,035 4,269
Seaport Entertainment Group, Inc.(Æ) 61,605 1,180
Selective Insurance Group, Inc. 41,173 3,592
Shift4 Payments, Inc. Class A(Æ) 11,531 943
Simmons First National Corp. Class A 39,362 734
Skyward Specialty Insurance Group, Inc.
(Æ) 46,273 2,457
SLM Corp. 75,562 2,184
SoFi Technologies, Inc.(Æ) 26,777 335

See accompanying notes which are an integral part of the financial statements.
202 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Southern First Bancshares, Inc.(Æ) 50,682 1,800
Southern Missouri Bancorp, Inc. 31,039 1,634
SouthState Corp. 42,421 3,681
St. Joe Co. (The) 28,774 1,218
STAG Industrial, Inc.(ö) 74,288 2,454
Starwood Property Trust, Inc.(ö) 66,209 1,271
Stewart Information Services Corp. 26,394 1,728
Stock Yards Bancorp, Inc. 29,505 2,148
Sun Communities, Inc.(ö) 13,480 1,677
Sunrise Realty Trust, Inc.(ö) 21,757 234
Synovus Financial Corp. 33,737 1,461
Tel Aviv Stock Exchange, Ltd. 367,599 4,512
Texas Capital Bancshares, Inc.(Æ) 28,980 1,975
Towne Bank 53,200 1,753
Tradeweb Markets, Inc. Class A 18,095 2,503
Triumph Financial, Inc.(Æ) 10,357 553
UMB Financial Corp. 9,870 933
United Community Banks, Inc. 20,570 568
Unum Group 41,015 3,185
Veritex Holdings, Inc. 46,589 1,085
Vestis Corp. 313,354 2,745
Virtus Investment Partners, Inc. 1,898 292
Vornado Realty Trust(ö) 45,471 1,604
Voya Financial, Inc. 66,637 3,945
Walker & Dunlop, Inc. 21,987 1,683
Webster Financial Corp. 50,085 2,369
Western Alliance Bancorp 15,686 1,093
Whitestone REIT Class B(ö) 834 11
343,125
Health Care - 13.5%
Acadia Healthcare Co., Inc.(Æ) 25,906 606
AdaptHealth Corp.(Æ) 181,031 1,541
Addus HomeCare Corp.(Æ) 34,795 3,638
ADMA Biologics, Inc.(Æ) 115,714 2,754
Akero Therapeutics, Inc.(Æ) 35,850 1,635
Align Technology, Inc.(Æ) 9,207 1,596
Alphatec Holdings, Inc.(Æ) 148,612 1,632
Amneal Pharmaceuticals, Inc.(Æ) 182,355 1,397
Arcellx, Inc.(Æ) 64,953 4,219
Argenx SE - ADR(Æ) 2,361 1,523
Ascendis Pharma A/S - ADR(Æ) 7,174 1,223
Biohaven, Ltd.(Æ) 7,390 163
Bio-Techne Corp. 73,832 3,717
Blueprint Medicines Corp.(Æ) 28,920 2,588
BridgeBio Pharma, Inc.(Æ) 67,094 2,574
CareDx, Inc.(Æ) 51,591 871
Catalyst Pharmaceuticals, Inc.(Æ) 66,188 1,608
Centene Corp.(Æ) 19,561 1,171
Centessa Pharmaceuticals PLC - ADR(Æ) 59,334 813
Charles River Laboratories International,
Inc.(Æ) 7,982 947
Chemed Corp. 4,610 2,681
Chinook Therapeutics, Inc.(Æ)(Š) 15,391 —
Contra Inhibrx, Inc.(Æ)(Š) 95,150 62
Cooper Cos, Inc. (The)(Æ) 8,232 672
CorVel Corp.(Æ) 35,961 3,911
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Crinetics Pharmaceuticals, Inc.(Æ) 45,749 1,528
Cytokinetics, Inc.(Æ) 47,179 2,021
DaVita, Inc.(Æ) 8,875 1,256
DexCom, Inc.(Æ) 9,320 665
Doximity, Inc. Class A(Æ) 16,601 944
Dyne Therapeutics, Inc.(Æ) 9,855 116
Elanco Animal Health, Inc.(Æ) 183,258 1,737
Embecta Corp. 101,854 1,242
Encompass Health Corp. 51,986 6,082
Enliven Therapeutics, Inc.(Æ) 37,901 718
Enovis Corp.(Æ) 69,302 2,397
Ensign Group, Inc. (The) 29,828 3,848
Envista Holdings Corp.(Æ) 96,441 1,551
Evolus, Inc.(Æ) 111,769 1,274
Guardant Health, Inc.(Æ) 17,763 839
Haemonetics Corp.(Æ) 20,950 1,320
Halozyme Therapeutics, Inc.(Æ) 26,286 1,614
HealthEquity, Inc.(Æ) 47,903 4,106
Henry Schein, Inc.(Æ) 16,373 1,064
Icon PLC(Æ) 18,708 2,833
Inhibrx Biosciences, Inc.(Æ) 26,955 332
Inmode, Ltd.(Æ) 89,295 1,259
Insmed, Inc.(Æ) 70,546 5,079
Integra LifeSciences Holdings Corp.(Æ) 6,562 108
Janux Therapeutics, Inc.(Æ) 41,004 1,361
Jazz Pharmaceuticals PLC(Æ) 3,721 435
KalVista Pharmaceuticals, Inc.(Æ) 52,939 729
Krystal Biotech, Inc.(Æ) 12,229 2,077
Kymera Therapeutics, Inc.(Æ) 24,858 852
Lantheus Holdings, Inc.(Æ) 17,673 1,844
LeMaitre Vascular, Inc. 57,010 5,173
Ligand Pharmaceuticals, Inc. Class B(Æ) 8,313 913
Liquidia Corp.(Æ) 67,960 949
Madrigal Pharmaceuticals, Inc.(Æ) 8,487 2,834
Medpace Holdings, Inc.(Æ) 11,818 3,645
MeiraGTx Holdings PLC(Æ) 79,392 563
Mirum Pharmaceuticals, Inc.(Æ) 65,407 2,842
Molina Healthcare, Inc.(Æ) 3,512 1,148
Moonlake Immunotherapeutics(Æ) 5,460 230
Natera, Inc.(Æ) 9,776 1,476
Neogen Corp.(Æ) 114,057 576
Neurocrine Biosciences, Inc.(Æ) 9,627 1,037
Nurix Therapeutics, Inc.(Æ) 18,925 218
Nuvalent, Inc. Class A(Æ) 34,256 2,629
OmniAb, Inc.(Æ)(Š) 6,830 —
Omnicell, Inc.(Æ) 28,128 879
Option Care Health, Inc.(Æ) 109,254 3,530
OraSure Technologies, Inc.(Æ) 17,993 54
Organon & Co. 215,336 2,784
Pacira BioSciences, Inc.(Æ) 45,713 1,230
PACS Group, Inc.(Æ) 86,426 832
Pediatrix Medical Group, Inc.(Æ) 65,669 846
Pennant Group, Inc. (The)(Æ) 67,867 1,739
Perrigo Co. PLC 253,604 6,523
Prestige Brands Holdings, Inc.(Æ) 7,856 638
PROCEPT BioRobotics Corp.(Æ) 10,241 553
PTC Therapeutics, Inc.(Æ) 9,522 475

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 203
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pursuit Attractions and Hospitality, Inc.(Æ) 34,756 1,018
Quest Diagnostics, Inc. 7,338 1,308
QuidelOrtho Corp.(Æ) 24,550 682
RadNet, Inc.(Æ) 21,456 1,124
Rain Oncology, Inc.(Æ)(Š) 23,153 1
Repligen Corp.(Æ) 12,123 1,673
Revolution Medicines, Inc.(Æ) 58,939 2,380
Rhythm Pharmaceuticals, Inc.(Æ) 30,170 1,967
Sarepta Therapeutics, Inc.(Æ) 13,002 811
Scholar Rock Holding Corp.(Æ) 48,845 1,608
Schrodinger, Inc.(Æ) 10,030 257
Smith & Nephew PLC - ADR 89,775 2,516
Soleno Therapeutics, Inc.(Æ) 11,678 874
SpringWorks Therapeutics, Inc.(Æ) 37,612 1,741
STERIS PLC 18,634 4,188
Summit Therapeutics, Inc.(Æ) 62,167 1,499
Supernus Pharmaceuticals, Inc.(Æ) 14,740 479
Surgery Partners, Inc.(Æ) 14,996 329
Tactile Systems Technology, Inc.(Æ) 21,492 303
Talkspace, Inc.(Æ) 172,851 531
Tarsus Pharmaceuticals, Inc.(Æ) 41,399 2,149
Teladoc Health, Inc.(Æ) 96,718 695
Tenet Healthcare Corp.(Æ) 21,704 3,103
TG Therapeutics, Inc.(Æ) 40,719 1,853
Travere Therapeutics, Inc.(Æ) 33,850 704
Twist Bioscience Corp.(Æ) 29,084 1,115
uniQure NV(Æ) 71,485 1,055
United Therapeutics Corp.(Æ) 6,528 1,979
Universal Health Services, Inc. Class B 12,406 2,197
US Physical Therapy, Inc. 19,081 1,357
Varex Imaging Corp.(Æ) 12,970 108
Veeva Systems, Inc. Class A(Æ) 6,119 1,430
Vera Therapeutics, Inc.(Æ) 46,818 1,094
Veracyte, Inc.(Æ) 10,007 305
Vericel Corp.(Æ) 61,163 2,325
Verona Pharma PLC - ADR(Æ) 29,586 2,132
Viking Therapeutics, Inc.(Æ) 94,493 2,728
Viridian Therapeutics, Inc.(Æ) 59,475 806
Waystar Holding Corp.(Æ) 44,557 1,656
West Pharmaceutical Services, Inc. 14,698 3,106
Xenon Pharmaceuticals, Inc.(Æ) 24,923 952
Zai Lab, Ltd. - ADR(Æ) 22,166 702
Zimvie, Inc.(Æ) 201,298 1,824
199,753
Materials and Processing - 10.4%
AAON, Inc. 16,839 1,537
Acuity, Inc. 2,856 696
Advanced Drainage Systems, Inc. 16,562 1,880
AdvanSix, Inc. 25,838 553
Alcoa Corp. 33,253 816
Amcor PLC 378,537 3,483
Ashland, Inc. 46,963 2,554
Avient Corp. 6,192 206
Axalta Coating Systems, Ltd.(Æ) 50,647 1,646
Balchem Corp. 20,807 3,257
Ball Corp. 60,071 3,120
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Belden, Inc. 5,651 583
Builders FirstSource, Inc.(Æ) 18,934 2,265
Carpenter Technology Corp. 6,401 1,252
Clearwater Paper Corp.(Æ) 21,510 578
Cleveland-Cliffs, Inc.(Æ) 176,000 1,450
Commercial Metals Co. 77,975 3,473
Core & Main, Inc. Class A(Æ) 3,764 198
Crown Holdings, Inc. 5,723 551
Darling Ingredients, Inc.(Æ) 35,410 1,140
Eagle Materials, Inc. 17,343 3,926
Element Solutions, Inc. 210,929 4,305
Fabrinet(Æ) 5,341 1,095
Fortune Brands Innovations, Inc. 50,160 2,700
Gibraltar Industries, Inc.(Æ) 41,518 2,198
Graphic Packaging Holding Co. 21,165 536
Greif, Inc. Class A 56,647 2,973
Healthcare Services Group, Inc.(Æ) 400,384 5,689
Huntsman Corp. 90,192 1,200
Ingevity Corp.(Æ) 136,058 4,487
Innospec, Inc. 4,161 372
Insteel Industries, Inc. 33,466 1,135
Intrepid Potash, Inc.(Æ) 21,124 698
ITT, Inc. 39,309 5,386
Knife River Corp.(Æ) 25,914 2,420
Koppers Holdings, Inc. 14,523 364
Lennox International, Inc. 9,110 4,981
LKQ Corp. 69,567 2,658
Magnera Corp.(Æ) 201,263 2,953
Masterbrand, Inc.(Æ) 314,925 3,826
MDU Resources Group, Inc. 206,611 3,541
Minerals Technologies, Inc. 16,922 873
Modine Manufacturing Co.(Æ) 50,425 4,117
Mohawk Industries, Inc.(Æ) 12,972 1,380
MRC Global, Inc.(Æ) 102,533 1,195
Olin Corp. 23,277 503
Olympic Steel, Inc. 22,978 741
OPENLANE, Inc.(Æ) 46,088 853
Osisko Gold Royalties, Ltd. 44,839 1,078
Owens Corning 10,132 1,473
Packaging Corp. of America 4,726 877
Pool Corp. 12,749 3,737
Quaker Chemical Corp. 16,875 1,788
Reliance, Inc. 4,978 1,435
Resideo Technologies, Inc.(Æ) 54,070 907
Rogers Corp.(Æ) 5,680 351
Royal Gold, Inc. 8,784 1,605
RPM International, Inc. 6,601 705
Rush Enterprises, Inc. Class A 70,983 3,619
Sandstorm Gold, Ltd. 115,352 1,004
ScanSource, Inc.(Æ) 13,149 434
Sealed Air Corp. 43,486 1,198
Silgan Holdings, Inc. 130,449 6,738
SiteOne Landscape Supply, Inc.(Æ) 5,004 575
Smurfit WestRock PLC 58,142 2,443
Sonoco Products Co. 34,269 1,405
SPX Technologies, Inc.(Æ) 41,054 5,507
Steel Dynamics, Inc. 19,144 2,483

See accompanying notes which are an integral part of the financial statements.
204 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stepan Co. 21,241 1,074
Timken Co. (The) 28,398 1,825
TimkenSteel Corp.(Æ) 22,790 288
Trex Co., Inc.(Æ) 36,032 2,083
UFP Industries, Inc. 40,327 3,986
United States Steel Corp. 69,544 3,040
Valmont Industries, Inc. 2,427 712
Virco Mfg. Corp. 33,613 309
Vox Royalty Corp. 122,252 407
Watsco, Inc. 4,901 2,254
Worthington Industries, Inc. 9,630 488
Worthington Steel, Inc. 9,630 247
154,418
Producer Durables - 16.3%
ABM Industries, Inc. 4,061 198
AECOM 25,754 2,541
Alamo Group, Inc. 5,697 951
Alarm.com Holdings, Inc.(Æ) 41,682 2,234
Alight, Inc. Class A 74,218 379
Allison Transmission Holdings, Inc. Class A 13,732 1,267
Alta Equipment Group, Inc. 49,965 212
Applied Industrial Technologies, Inc. 4,001 973
ArcBest Corp. 26,835 1,570
Arcosa, Inc. 45,271 3,625
Arhaus, Inc.(Æ) 6,423 50
Aurora Innovation, Inc.(Æ) 86,828 629
Avery Dennison Corp. 4,784 819
Badger Meter, Inc. 12,047 2,660
Barrett Business Services, Inc. 110,728 4,491
Booz Allen Hamilton Holding Corp. Class A 9,028 1,084
Brady Corp. Class A 32,151 2,260
BWX Technologies, Inc. 33,050 3,606
Cactus, Inc. Class A 4,591 174
Carlisle Cos., Inc. 4,205 1,596
Casella Waste Systems, Inc. Class A(Æ) 21,101 2,478
CBIZ, Inc.(Æ) 42,962 2,926
Centuri Holdings, Inc.(Æ) 25,285 454
Chart Industries, Inc.(Æ) 9,336 1,260
CNH Industrial NV 98,766 1,143
Comfort Systems USA, Inc. 8,542 3,396
Compass Diversified Holdings 132,497 2,278
CompoSecure, Inc. Class A 70,195 771
Construction Partners, Inc. Class A(Æ) 67,699 5,561
CoStar Group, Inc.(Æ) 25,317 1,878
Crane Co. 15,572 2,507
Cross Country Healthcare, Inc.(Æ) 43,032 583
Deluxe Corp. 107,019 1,562
Dorian LPG, Ltd. 21,165 453
Dorman Products, Inc.(Æ) 17,788 2,015
Dycom Industries, Inc.(Æ) 11,879 1,990
EnerSys 61,027 5,285
EnPro Industries, Inc. 10,599 1,583
Esab Corp. 43,467 5,221
ESCO Technologies, Inc. 24,586 3,846
Euronet Worldwide, Inc.(Æ) 26,168 2,593
Everus Construction Group, Inc.(Æ) 61,054 2,457
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ExlService Holdings, Inc.(Æ) 101,385 4,915
Exponent, Inc. 1,789 141
FARO Technologies, Inc.(Æ) 770 23
Flowserve Corp. 81,016 3,664
Fluor Corp.(Æ) 37,800 1,319
Forward Air Corp.(Æ) 59,646 878
Franklin Covey Co.(Æ) 61,090 1,241
Franklin Electric Co., Inc. 24,410 2,074
FreightCar America, Inc.(Æ) 88,860 514
Frontdoor, Inc.(Æ) 30,373 1,249
FTI Consulting, Inc.(Æ) 2,997 498
Gartner, Inc.(Æ) 3,010 1,267
Generac Holdings, Inc.(Æ) 7,270 832
GFL Environmental, Inc. 23,751 1,185
Gorman-Rupp Co. (The) 19,777 709
Granite Construction, Inc. 19,905 1,618
GXO Logistics, Inc.(Æ) 14,529 527
H&E Equipment Services, Inc. 15,159 1,361
Hackett Group, Inc. (The) 167,891 4,288
Heico Corp. 10,214 2,561
Herc Holdings, Inc. 7,337 803
Hexcel Corp. 8,499 412
Hillman Solutions Corp.(Æ) 72,544 507
Howmet Aerospace, Inc. 19,599 2,716
IDEX Corp. 3,998 696
Insperity, Inc. 11,761 765
Jacobs Solutions, Inc. 1,899 235
Keysight Technologies, Inc.(Æ) 14,446 2,100
Kirby Corp.(Æ) 783 75
Knight-Swift Transportation Holdings, Inc. 9,433 370
Lamb Weston Holdings, Inc. 83,220 4,395
Landstar System, Inc. 6,047 811
Limbach Holdings, Inc.(Æ) 15,212 1,456
Littelfuse, Inc. 7,051 1,285
MarketAxess Holdings, Inc. 1,168 259
MasTec, Inc.(Æ) 17,488 2,227
Matson, Inc. 32,889 3,588
Maximus, Inc. 14,490 970
Mayville Engineering Co., Inc.(Æ) 104,246 1,332
Middleby Corp. (The)(Æ) 8,536 1,138
MillerKnoll, Inc. 23,385 384
Montrose Environmental Group, Inc.(Æ) 70,849 1,037
MSC Industrial Direct Co., Inc. Class A 106,314 8,131
Murphy USA, Inc. 1,877 936
MYR Group, Inc.(Æ) 11,935 1,460
National CineMedia, Inc. 486,972 2,790
Nordson Corp. 6,859 1,300
NV5 Global, Inc.(Æ) 123,244 2,286
Orion Group Holdings, Inc.(Æ) 194,948 1,246
Paylocity Holding Corp.(Æ) 19,836 3,811
Paysafe, Ltd.(Æ) 102,616 1,563
Pentair PLC 13,065 1,185
PHINIA, Inc. 65,336 2,623
PROG Holdings, Inc. 67,376 1,776
Quanta Services, Inc. 9,222 2,699
RBC Bearings, Inc.(Æ) 1,938 637
Regal Rexnord Corp. 9,258 980

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 205
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Repay Holdings Corp.(Æ) 333,173 1,333
Robert Half, Inc. 37,930 1,680
RXO, Inc.(Æ) 66,067 931
Ryder System, Inc. 13,972 1,924
Ryerson Holding Corp. 33,671 787
Saia, Inc.(Æ) 14,253 3,478
Schneider National, Inc. Class B 38,050 818
Shyft Group, Inc. (The) 47,772 404
Snap-on, Inc. 3,029 951
Spirit AeroSystems Holdings, Inc. Class
A(Æ) 1,769 64
Stagwell, Inc.(Æ) 304,569 1,700
Standex International Corp. 22,197 3,139
Sterling Infrastructure, Inc.(Æ) 21,014 3,140
Sun Country Airlines Holdings, Inc.(Æ) 76,863 753
Teekay Tankers, Ltd. Class A 6,916 294
Teledyne Technologies, Inc.(Æ) 2,321 1,082
Tennant Co. 16,954 1,223
Terex Corp. 16,159 569
Tetra Tech, Inc. 72,170 2,251
Textron, Inc. 11,075 779
Thermon Group Holdings, Inc.(Æ) 79,805 2,093
Tidewater, Inc.(Æ) 10,522 381
TopBuild Corp.(Æ) 6,629 1,961
Toro Co. (The) 26,552 1,813
TransUnion 7,119 591
Trimble Navigation, Ltd.(Æ) 49,203 3,057
UniFirst Corp. 1,948 348
United Rentals, Inc. 4,105 2,592
V2X, Inc.(Æ) 37,580 1,870
Vontier Corp. 207,578 6,603
Watts Water Technologies, Inc. Class A 4,528 941
Werner Enterprises, Inc. 115,510 2,848
WESCO International, Inc. 30,963 5,046
Westinghouse Air Brake Technologies Corp. 15,241 2,816
Willdan Group, Inc.(Æ) 32,255 1,264
XPO, Inc.(Æ) 48,776 5,176
242,107
Technology - 12.6%
ACI Worldwide, Inc.(Æ) 19,516 1,041
ACM Research, Inc. Class A(Æ) 22,523 439
Advanced Micro Devices, Inc.(Æ) 6,838 666
Agilysys, Inc.(Æ) 26,174 1,946
Amentum Holdings, Inc.(Æ) 120,751 2,635
Angi, Inc.(Æ) 33,151 380
Appfolio, Inc. Class A(Æ) 15,654 3,233
Arista Networks, Inc.(Æ) 18,515 1,523
Aviat Networks, Inc.(Æ) 9,905 174
Avnet, Inc. 13,838 650
Bandwidth, Inc. Class A(Æ) 10,470 130
Bel Fuse, Inc. Class B 29,303 1,927
Bentley Systems, Inc. Class B 7,084 305
Blackbaud, Inc.(Æ) 23,723 1,436
Box, Inc. Class A(Æ) 18,284 571
Broadridge Financial Solutions, Inc. 6,755 1,637
CACI International, Inc. Class A(Æ) 11,126 5,094
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Calix, Inc.(Æ) 25,969 1,062
Camtek, Ltd.(Æ) 10,731 701
CCC Intelligent Solutions Holdings, Inc.(Æ) 487,110 4,511
Clear Secure, Inc. Class A 11,274 278
Clearwater Analytics Holdings, Inc. Class
A(Æ) 109,101 2,481
Coherent Corp.(Æ) 37,904 2,438
Concentrix Corp. 32,347 1,652
Crane NXT Co. 70,670 3,316
Daily Journal Corp.(Æ) 2,832 1,073
Descartes Systems Group, Inc. (The)(Æ) 42,401 4,469
Diebold Nixdorf, Inc.(Æ) 27,224 1,207
Diodes, Inc.(Æ) 22,989 883
Dolby Laboratories, Inc. Class A 32,605 2,504
Donnelley Financial Solutions, Inc.(Æ) 22,618 1,090
DXC Technology Co.(Æ) 72,464 1,125
Dynatrace, Inc.(Æ) 53,302 2,504
Entegris, Inc. 30,425 2,407
Etsy, Inc.(Æ) 15,413 670
Evolent Health, Inc. Class A(Æ) 57,436 566
Extreme Networks, Inc.(Æ) 63,157 831
Fair Isaac Corp.(Æ) 5,208 10,362
Five9, Inc.(Æ) 25,765 648
Fortinet, Inc.(Æ) 30,166 3,130
GCI Liberty, Inc.(Æ)(Š) 39,677 —
Genpact, Ltd. 46,885 2,357
Global-e Online, Ltd. Class E(Æ) 40,935 1,470
Globant SA(Æ) 19,857 2,335
GoDaddy, Inc. Class A(Æ) 24,884 4,686
Guidewire Software, Inc.(Æ) 16,199 3,317
IDT Corp. Class B 77,655 3,902
Insight Enterprises, Inc.(Æ) 7,850 1,086
inTEST Corp.(Æ) 10,441 65
Jabil, Inc. 8,864 1,299
Jack Henry & Associates, Inc. 13,152 2,281
KBR, Inc. 29,413 1,553
Kimball Electronics, Inc.(Æ) 20,531 294
Kulicke & Soffa Industries, Inc. 150,915 4,864
Kyndryl Holdings, Inc.(Æ) 337,825 10,952
Lumentum Holdings, Inc. Class E(Æ) 17,405 1,028
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 588
Match Group, Inc. 70,486 2,091
monday.com, Ltd.(Æ) 3,775 1,061
Monolithic Power Systems, Inc. 7,910 4,692
NCR Atleos Corp.(Æ) 52,621 1,469
Nice, Ltd. - ADR(Æ) 9,581 1,493
Oddity Tech, Ltd. Class A(Æ) 23,492 1,443
ON Semiconductor Corp.(Æ) 12,467 495
Paycom Software, Inc. 5,315 1,203
Pegasystems, Inc. 42,977 3,957
Photronics, Inc.(Æ) 34,924 638
PlayAGS, Inc.(Æ) 176,518 2,139
Plexus Corp.(Æ) 29,571 3,620
Power Integrations, Inc. 12,373 608
Powerfleet, Inc.(Æ) 114,338 576
Progress Software Corp. 36,263 2,174

See accompanying notes which are an integral part of the financial statements.
206 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PTC, Inc.(Æ) 21,088 3,268
Pure Storage, Inc. Class A(Æ) 89,245 4,048
Q2 Holdings, Inc.(Æ) 29,591 2,345
Qorvo, Inc.(Æ) 13,509 968
Qualys, Inc.(Æ) 11,943 1,501
Rambus, Inc.(Æ) 33,989 1,658
Red Violet, Inc. 47,815 1,868
Sandisk Corp.(Æ) 588 19
Sapiens International Corp. NV 130,601 3,577
Semtech Corp.(Æ) 28,165 880
SentinelOne, Inc. Class A(Æ) 36,824 681
Shutterstock, Inc. 17,457 279
Simulations Plus, Inc. 16,354 562
SiTime Corp.(Æ) 4,346 638
SPS Commerce, Inc.(Æ) 34,943 5,015
Super Micro Computer, Inc.(Æ) 7,627 243
TD SYNNEX Corp. 7,146 792
Tyler Technologies, Inc.(Æ) 7,467 4,057
Universal Display Corp. 2,129 268
Verra Mobility Corp.(Æ) 64,131 1,398
Vishay Intertechnology, Inc. 198,050 2,573
Western Digital Corp. 1,764 77
WNS Holdings, Ltd.(Æ) 56,800 3,438
Workiva, Inc.(Æ) 8,934 673
Zeta Global Holdings Corp. Class A(Æ) 244,433 3,192
187,449
Utilities - 3.0%
ALLETE, Inc. 1,035 68
American States Water Co. 15,862 1,287
Brookfield Infrastructure Corp. Class A 22,051 826
Chesapeake Utilities Corp. 12,565 1,654
Clearway Energy, Inc. Class C 23,563 691
CNX Resources Corp.(Æ) 9,925 292
Cogent Communications Holdings, Inc. 17,306 941
ConocoPhillips 20,213 1,801
Crescent Energy Co. Class A 118,327 980
DT Midstream, Inc. 61,692 5,996
Essential Utilities, Inc. 59,312 2,439
Expand Energy Corp. 22,768 2,366
Gulfport Energy Corp.(Æ) 12,557 2,166
IDACORP, Inc. 18,388 2,171
Iridium Communications, Inc. 12,321 297
Kosmos Energy, Ltd.(Æ) 179,124 276
Magnolia Oil & Gas Corp. Class A 14,305 294
Northern Oil and Gas, Inc. 42,610 1,035
Northwestern Energy Group, Inc. 65,343 3,805
NRG Energy, Inc. 10,610 1,163
Ovintiv, Inc. 7,842 263
Permian Resources Corp. 76,169 899
RGC Resources, Inc. 47,873 1,004
Talen Energy Corp.(Æ) 7,963 1,713
Talos Energy, Inc.(Æ) 179,078 1,232
UGI Corp. 120,704 3,958
Vistra Corp. 29,295 3,798
Vital Energy, Inc.(Æ) 9,589 136
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vitesse Energy, Inc. 38,984 797
44,348
Total Common Stocks
(cost $902,774) 1,433,467
Warrants and Rights - 0.0%
Chord Energy Corp.(Æ)
2025  Warrants 4,193 3
Nabors Industries, Ltd.(Æ)
2026  Warrants 3,926 3
Total Warrants and Rights
(cost $19) 6
Short-Term Investments - 2.9%
U.S. Cash Management Fund(@) 43,037,087
(∞)
43,024
Total Short-Term Investments
(cost $43,025) 43,024
Total Investments - 99.6%
(identified cost $945,818) 1,476,497
Other Assets and Liabilities,
Net - 0.4%
5,529
Net Assets - 100.0%
1,482,026

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 207
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 376 USD 37,032 06/25 (726)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (726)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 176,269 $ — $ —
$ —
$ 176,269 11 .9
Consumer Staples 48,748 — —
—
48,748 3 .3
Energy 37,250 — —
—
37,250 2 .5
Financial Services 343,125 — —
—
343,125 23 .2
Health Care 199,690 — 63
—
199,753 13 .5
Materials and Processing 154,418 — —
—
154,418 10 .4
Producer Durables 242,107 — —
—
242,107 16 .3
Technology 187,449 — —
—
187,449 12 .6
Utilities 44,348 — —
—
44,348 3 .0
Warrants and Rights 6 — — — 6 —
*
Short-Term Investments — — — 43,024 43,024 2 .9
Total Investments 1,433,410 — 63 43,024 1,476,497 99 .6
Other Assets and Liabilities, Net
0 .4
100 .0
Other Financial Instruments
Liabilities
Futures Contracts (726) — — — (726) (—)
*
Total Other Financial Instruments
**
$ (726) $ — $ — $ — $ (726)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
208 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
0
Variation margin on futures contracts* $ 726
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,067 $ —
Foreign currency exchange contracts — 3
Total
$ 2,067 $ 3
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ (370) $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 209
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 945,818
Investments, at fair value(>) ........................................................................................................................................................
1,476,497
Foreign currency holdings(^) ....................................................................................................................................................... 1,405
Receivables:
Dividends and interest ...................................................................................................................................................... 209
Dividends from affiliated funds ....................................................................................................................................... 122
Investments sold ............................................................................................................................................................... 1,199
Fund shares sold ............................................................................................................................................................... 1,678
From broker(a) ................................................................................................................................................................. 3,967
Prepaid expenses .......................................................................................................................................................................... 12
Total assets ...............................................................................................................................................................
1,485,089
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 788
Accrued fees to affiliates .................................................................................................................................................. 1,351
Other accrued expenses .................................................................................................................................................... 199
Variation margin on futures contracts .............................................................................................................................. 725
Total liabilities ...........................................................................................................................................................
3,063
Net Assets ...............................................................................................................................................................
$ 1,482,026

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
210 Tax-Managed U.S. Mid & Small Cap Fund
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 495,035
Shares of beneficial interest .........................................................................................................................................................
406
Additional paid-in capital ............................................................................................................................................................
986,585
Net Assets ...............................................................................................................................................................
$ 1,482,026
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 34.64
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 36.75
Class A — Net assets ........................................................................................................................................................... $ 28,676,522
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 827,912
Net asset value per share: Class C (#) .......................................................................................................................................... $ 28.38
Class C — Net assets ........................................................................................................................................................... $ 11,958,801
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 421,361
Net asset value per share: Class M (#) ......................................................................................................................................... $ 36.72
Class M — Net assets .......................................................................................................................................................... $ 371,412,325
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 10,115,164
Net asset value per share: Class S (#) .......................................................................................................................................... $ 36.59
Class S — Net assets ............................................................................................................................................................ $ 1,069,977,898
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 29,245,897
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,362
(>)     Investments in affiliates, U.S. Cash Management Fund $ 43,024
(a)   Receivable from Broker for Futures $ 3,967
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 211
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 11,433
Dividends from affiliated funds ....................................................................................................................................... 919
Interest .............................................................................................................................................................................. 67
Total investment income ..............................................................................................................................................................
12,419
Expenses
Advisory fees ................................................................................................................................................................... 7,828
Administrative fees .......................................................................................................................................................... 388
Custodian fees .................................................................................................................................................................. 71
Distribution fees - Class A ............................................................................................................................................... 41
Distribution fees - Class C ............................................................................................................................................... 52
Transfer agent fees - Class A ........................................................................................................................................... 32
Transfer agent fees - Class C ........................................................................................................................................... 14
Transfer agent fees - Class M .......................................................................................................................................... 403
Transfer agent fees - Class S ............................................................................................................................................ 1,174
Professional fees .............................................................................................................................................................. 60
Registration fees ............................................................................................................................................................... 52
Shareholder servicing fees - Class C ............................................................................................................................... 18
Trustees’ fees .................................................................................................................................................................... 43
Printing fees ..................................................................................................................................................................... 71
Miscellaneous .................................................................................................................................................................. 109
Expenses before reductions .............................................................................................................................................. 10,356
Expense reductions .......................................................................................................................................................... (639)
Net expenses ................................................................................................................................................................................
9,717
Net investment income (loss) .......................................................................................................................................................
2,702
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (7,440)
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 2,067
Foreign currency exchange contracts ............................................................................................................................... 3
Foreign currency-related transactions .............................................................................................................................. (24)
Net realized gain (loss) ................................................................................................................................................................
(5,395)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (191,362)
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (370)
Foreign currency-related transactions .............................................................................................................................. 53
Net change in unrealized appreciation (depreciation) ................................................................................................................. (191,682)
Net realized and unrealized gain (loss) ........................................................................................................................................ (197,077)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (194,375)

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
212 Tax-Managed U.S. Mid & Small Cap Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 2,702 $ 2,554
Net realized gain (loss) ....................................................................................................................... (5,395) (1,004)
Net change in unrealized appreciation (depreciation) ........................................................................ (191,682) 383,611
Net increase (decrease) in net assets from operations .............................................................................. (194,375) 385,161
Distributions
To shareholders
Class A .......................................................................................................................................... (165) —
Class M ......................................................................................................................................... (3,229) (711)
Class S .......................................................................................................................................... (8,619) (1,174)
Net decrease in net assets from distributions ............................................................................................ (12,013) (1,885)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (39,678) 86,901
Total Net Increase (Decrease) in Net Assets ........................................................................
(246,066) 470,177
Net Assets
Beginning of period .................................................................................................................................. 1,728,092 1,257,915
End of period .............................................................................................................................................
$ 1,482,026 $ 1,728,092

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 213
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 75 $ 2,968 239 $ 8,624
Proceeds from reinvestment of distributions 4 165 — —
Payments for shares redeemed (102) (3,885) (84) (3,101)
Net increase (decrease)
(23) (752) 155 5,523
Class C
Proceeds from shares sold 29 910 70 2,154
Payments for shares redeemed (64) (2,013) (85) (2,585)
Net increase (decrease)
(35) (1,103) (15) (431)
Class M
Proceeds from shares sold 1,508 60,513 2,850 113,304
Proceeds from reinvestment of distributions 77 3,215 19 710
Payments for shares redeemed (2,095) (90,841) (1,608) (63,270)
Net increase (decrease)
(510) (27,113) 1,261 50,744
Class S
Proceeds from shares sold 4,181 174,813 5,269 207,252
Proceeds from reinvestment of distributions 206 8,554 30 1,165
Payments for shares redeemed (4,612) (194,077) (4,560) (177,352)
Net increase (decrease)
(225) (10,710) 739 31,065
Total increase (decrease)
(793) $ (39,678) 2,140 $ 86,901

See accompanying notes which are an integral part of the financial statements.
214 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2025* 39.59 .01 (4.76) (4.75) (.20) —
October 31, 2024 30.44 (.05) 9.20 9.15 — —
October 31, 2023 32.28 .01 (1.85) (1.84) — —
October 31, 2022 39.31 (.09) (6.90) (6.99) — (.04)
October 31, 2021 26.66 (.15) 12.85 12.70 (.05) —
October 31, 2020 27.19 (.04) (.46) (.50) (.03) —
Class C
April 30, 2025* 32.39 (.11) (3.90) (4.01) — —
October 31, 2024 25.09 (.26) 7.56 7.30 — —
October 31, 2023 26.80 (.19) (1.52) (1.71) — —
October 31, 2022 32.88 (.28) (5.76) (6.04) — (.04)
October 31, 2021 22.42 (.35) 10.81 10.46 — —
October 31, 2020 23.01 (.19) (.40) (.59) — —
Class M
April 30, 2025* 42.01 .09 (5.04) (4.95) (.34) —
October 31, 2024 32.25 .10 9.74 9.84 (.08) —
October 31, 2023 34.19 .14 (1.96) (1.82) (.12) —
October 31, 2022 41.47 .05 (7.29) (7.24) — (.04)
October 31, 2021 28.11 (.01) 13.52 13.51 (.15) —
October 31, 2020 28.64 .05 (.46) (.41) (.12) —
Class S
April 30, 2025* 41.84 .07 (5.02) (4.95) (.30) —
October 31, 2024 32.12 .06 9.70 9.76 (.04) —
October 31, 2023 34.06 .11 (1.96) (1.85) (.09) —
October 31, 2022 41.35 .01 (7.26) (7.25) — (.04)
October 31, 2021 28.03 (.05) 13.49 13.44 (.12) —
October 31, 2020 28.56 .03 (.47) (.44) (.09) —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 215
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ )
(.20) 34.64 (12.06) 28,677 1.51 1.49 .05 29
— 39.59 30.06 33,681 1.51 1.49 (.13) 49
— 30.44 (5.70) 21,180 1.51 1.48 .03 71
(.04) 32.28 (17.79) 26,204 1.52 1.48 (.25) 66
(.05) 39.31 47.69 29,140 1.52 1.48 (.40) 35
(.03) 26.66 (1.86) 18,270 1.54 1.48 (.16) 81
— 28.38 (12.38) 11,959 2.26 2.21 (.68) 29
— 32.39 29.10 14,805 2.26 2.21 (.84) 49
— 25.09 (6.38) 11,837 2.26 2.20 (.69) 71
(.04) 26.80 (18.38) 13,595 2.27 2.20 (.97) 66
— 32.88 46.65 16,259 2.27 2.20 (1.13) 35
— 22.42 (2.56) 10,666 2.29 2.20 (.86) 81
(.34) 36.72 (11.88) 371,412 1.26 1.11 .43 29
(.08) 42.01 30.52 446,411 1.26 1.11 .25 49
(.12) 32.25 (5.34) 301,992 1.26 1.10 .40 71
(.04) 34.19 (17.47) 331,061 1.27 1.10 .15 66
(.15) 41.47 48.19 308,276 1.27 1.10 (.03) 35
(.12) 28.11 (1.45) 134,435 1.30 1.10 .20 81
(.30) 36.59 (11.92) 1,069,978 1.26 1.21 .32 29
(.04) 41.84 30.40 1,233,195 1.26 1.21 .15 49
(.09) 32.12 (5.45) 922,906 1.26 1.20 .30 71
(.04) 34.06 (17.54) 939,714 1.27 1.20 .04 66
(.12) 41.35 48.05 1,020,504 1.27 1.20 (.12) 35
(.09) 28.03 (1.55) 714,752 1.29 1.20 .13 81

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
216 Tax-Managed U.S. Mid & Small Cap Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,130,802
Administrative fees 56,642
Distribution fees 13,082
Shareholder servicing fees 2,412
Transfer agent fees 147,929
$ 1,350,867
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 64,646 $ 182,184 $ 203,802 $ (1) $ (3) $ 43,024 $ 919 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 959,827,962 $ 561,206,889 $ (45,264,145) $ 515,942,744

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 217
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.3%
Argentina - 0.2%
Grupo Financiero Galicia SA - ADR(Æ) 30,645 1,851
YPF SA - ADR(Æ) 232,700 6,934
8,785
Australia - 1.0%
Aristocrat Leisure, Ltd. 43,905 1,883
ASX, Ltd. 22,450 1,019
BHP Group, Ltd. 14,029 333
BlueScope Steel, Ltd. 40,510 622
Brambles, Ltd. 164,769 2,170
Commonwealth Bank of Australia 93,336 9,986
EBOS Group, Ltd. 33,880 736
Glencore PLC(Æ) 509,251 1,661
Goodman Group(ö) 276,481 5,339
Medibank Pvt, Ltd. 519,559 1,548
Northern Star Resources, Ltd. 106,919 1,312
Pro Medicus, Ltd. 7,655 1,131
Qantas Airways, Ltd. 391,162 2,226
QBE Insurance Group, Ltd. 163,228 2,266
REA Group, Ltd. 6,026 961
Rio Tinto PLC 66,336 3,955
Rio Tinto, Ltd. 14,485 1,098
Santos, Ltd. 84,190 325
Seven Group Holdings, Ltd. 38,236 1,256
Wesfarmers, Ltd. 68,218 3,430
Woolworths Group, Ltd. 44,933 909
44,166
Austria - 0.4%
Erste Group Bank AG 239,584 16,138
Belgium - 0.2%
Ageas SA 61,712 3,889
Anheuser-Busch InBev SA 37,682 2,475
Lotus Bakeries NV 134 1,290
UCB SA 13,307 2,446
10,100
Brazil - 2.4%
Ambev SA 6,772,531 17,387
Atacadao SA 942,096 1,419
B3 SA - Brasil Bolsa Balcao 474,818 1,129
Banco Bradesco SA - ADR 2,143,205 5,272
Banco BTG Pactual SA(Æ) 814,019 5,466
Banco do Brasil SA 694,433 3,540
Caixa Seguridade Participacoes SA 119,822 345
Centrais Eletricas Brasileiras SA 435,030 3,369
Cia De Saneamento Basico Do Estado
De Sao Paulo Sabesp 306,008 6,141
Cosan SA 3,459 5
Gerdau SA - ADR 361,910 945
Hypera SA 31,472 134
Itau Unibanco Holding SA - ADR 1,001,195 6,317
Localiza Rent a Car SA 10,048 76
Lojas Renner SA 1,227,418 3,160
MercadoLibre, Inc.(Æ) 5,924 13,808
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Natura & Co. Holding SA(Æ) 857,756 1,437
NU Holdings, Ltd. Class A(Æ) 483,683 6,012
Petroleo Brasileiro SA - ADR 572,426 6,463
PRIO SA(Æ) 392,199 2,330
Raia Drogasil SA 875,771 3,062
Rumo SA 509,382 1,741
Telefonica Brasil SA 1,116,161 5,466
Ultrapar Participacoes SA 490,826 1,542
Vale SA Class B - ADR 243,679 2,269
WEG SA 195,046 1,534
Wheaton Precious Metals Corp. 29,676 2,478
Yara International ASA 44,055 1,432
104,279
Burkina Faso - 0.1%
Endeavour Mining PLC 119,164 3,228
Canada - 3.3%
Agnico Eagle Mines, Ltd. 9,779 1,149
Air Canada Class B(Æ) 21,329 216
Alimentation Couche-Tard, Inc. 94,175 4,916
ARC Resources, Ltd. 134,430 2,488
Bank of Montreal 7,324 702
Bank of Nova Scotia (The) 12,742 638
Barrick Gold Corp. 470,361 8,963
Brookfield Asset Management, Inc. 10,546 567
Brookfield Asset Management, Inc.
Class A 24,440 1,304
CAE, Inc.(Æ) 25,067 627
Cameco Corp. Class A 24,306 1,097
Canadian National Railway Co. 79,855 7,734
Canadian Natural Resources, Ltd. 2 —
Canadian Pacific Kansas City, Ltd. 54,723 3,975
CCL Industries, Inc. Class B 59,400 3,104
Cenovus Energy, Inc. 50,145 590
CGI, Inc. 43,117 4,572
Constellation Software, Inc. 1,754 6,321
Descartes Systems Group, Inc. (The)
(Æ) 10,597 1,116
Dollarama, Inc. 87,191 10,758
Empire Co., Ltd. Class A 30,956 1,150
Enbridge, Inc. 58,672 2,744
Fairfax Financial Holdings, Ltd. 3,122 4,874
Fortis, Inc. 20,091 995
Franco-Nevada Corp. Class T 11,708 2,012
George Weston, Ltd. 5,330 1,038
Gildan Activewear, Inc. Class A 17,159 791
Great-West Lifeco, Inc. 29,092 1,131
Hydro One, Ltd.(Þ) 26,918 1,036
iA Financial Corp., Inc. 7,703 748
Imperial Oil, Ltd. 17,826 1,202
Intact Financial Corp. 28,889 6,416
Kinross Gold Corp. 80,989 1,195
Loblaw Cos., Ltd. 53,003 8,604
Magna International, Inc. Class A 120,020 4,170
Manulife Financial Corp. 106,997 3,279
MEG Energy Corp. Class A 51,724 726

See accompanying notes which are an integral part of the financial statements.
218 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Metro, Inc. Class A 53,505 4,123
National Bank of Canada 9,586 842
Open Text Corp. 7,239 196
Pembina Pipeline Corp. 10,204 390
Royal Bank of Canada 45,502 5,461
Saputo, Inc. 16,604 324
Shopify, Inc. Class A(Æ) 89,327 8,487
Stantec, Inc. 86,383 7,582
Sun Life Financial, Inc. 47,252 2,816
Suncor Energy, Inc. 18,907 668
Teck Resources, Ltd. Class B 41,866 1,423
Thomson Reuters Corp. 4,644 864
Toromont Industries, Ltd. 507 43
Toronto-Dominion Bank (The) 83,171 5,314
West Fraser Timber Co., Ltd. 8,451 626
142,107
Chile - 0.1%
Antofagasta PLC 35,475 783
Enel Americas SA 8,666,430 851
Sociedad Quimica y Minera de Chile
SA - ADR 89,939 3,076
4,710
China - 10.6%
Agricultural Bank of China, Ltd. Class
A 2,500,000 1,867
Alibaba Group Holding, Ltd. 3,797,677 56,991
Aluminum Corp. of China, Ltd. Class A 2,484,033 2,192
Aluminum Corp. of China, Ltd. Class H 7,286,689 3,950
Anhui Conch Cement Co., Ltd. Class H 61,891 175
Anta Sports Products, Ltd. 317,200 3,785
Baidu, Inc. Class A(Æ) 142,850 1,580
Baidu, Inc. - ADR(Æ) 34,794 3,056
Bank of China, Ltd. Class A 1,108,900 845
Bank of China, Ltd. Class H 3,570,000 2,008
Bank of Communications Co., Ltd.
Class A 768,700 790
BeiGene, Ltd.(Æ) 47,700 959
Beijing-Shanghai High Speed Railway
Co., Ltd. Class A 325,900 261
Bilibili, Inc. - ADR(Æ) 87,027 1,523
BOE Technology Group Co., Ltd. Class
A 1,319,300 697
BYD Co., Ltd. Class H 356,500 17,187
CGN Power Co., Ltd. Class A 114,200 55
CGN Power Co., Ltd. Class H(Þ) 2,578,000 822
China Construction Bank Corp. Class H 13,560,000 11,207
China Energy Engineering Group Co.,
Ltd. 2,298,120 696
China Galaxy Securities Co., Ltd. Class
A 408,800 881
China International Capital Corp., Ltd.
Class A 345,000 1,562
China International Capital Corp., Ltd.
Class H(Þ) 2,018,800 3,500
China Life Insurance Co., Ltd. Class A 309,800 1,549
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Life Insurance Co., Ltd. Class H 782,000 1,445
China Mengniu Dairy Co., Ltd. 1,463,000 3,684
China Merchants Bank Co., Ltd. Class
A 41,016 230
China Merchants Bank Co., Ltd. Class
H 1,227,098 6,753
China Merchants Securities Co., Ltd.
Class A 761,750 1,727
China Merchants Shekou Industrial
Zone Holdings Co., Ltd. Class A 740,854 934
China Oilfield Services, Ltd. Class H 212,593 166
China Overseas Land & Investment,
Ltd. 1,472,000 2,637
China Pacific Insurance Group Co., Ltd.
Class A 183,400 755
China Railway Group, Ltd. Class A 300,100 228
China Resources Beverage Holdings
Co, Ltd.(Æ) 1,880,200 3,378
China Resources Land, Ltd. 1,846,617 6,284
China Southern Airlines Co., Ltd. Class
A(Æ) 380,000 294
China Tower Corp., Ltd. Class H(Þ) 927,200 1,348
China Yangtze Power Co., Ltd. Class A 180,800 734
Contemporary Amperex Technology
Co., Ltd. Class A 116,534 3,710
Country Garden Services Holdings Co.,
Ltd. 4,290,751 3,838
Daqo new Energy Corp. - ADR(Æ) 43,971 560
DiDi Global, Inc. - ADR(Æ) 365,136 1,482
East Money Information Co., Ltd.
Class A 525,600 1,490
Foxconn Industrial Internet Co., Ltd.
Class A 225,100 561
Fuyao Glass Industry Group Co., Ltd.
Class A 95,900 768
Geely Automobile Holdings, Ltd. 1,342,421 2,856
GF Securities Co., Ltd. Class A 385,300 829
Great Wall Motor Co., Ltd. Class A 205,700 640
H World Group, Ltd. - ADR 110,049 3,768
Haidilao International Holding, Ltd.(Þ) 454,000 1,038
Haier Smart Home Co., Ltd. Class A 387,900 1,326
Haier Smart Home Co., Ltd. Class H 1,188,716 3,484
Haitian International Holdings, Ltd. 114,000 264
Huatai Securities Co., Ltd. Class A 702,300 1,553
Industrial & Commercial Bank of
China, Ltd. Class H 9,921,463 6,833
JD.com, Inc. Class A 129,500 2,126
JD.com, Inc. - ADR 83,200 2,714
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 480,145 3,381
JOYY, Inc. - ADR 20,497 844
Kanzhun, Ltd. - ADR(Æ) 160,875 2,461
KE Holdings, Inc. - ADR 58,732 1,192
Kingsoft Cloud Holdings, Ltd.
- ADR(Æ) 68,377 929
Kuaishou Technology(Æ)(Þ) 1,460,717 9,837
Kweichow Moutai Co., Ltd. Class A 13,300 2,834

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 219
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lenovo Group, Ltd. 2,798,000 3,272
Li Auto, Inc. Class A(Æ) 201,801 2,471
Li Auto, Inc. - ADR(Æ) 283,803 6,922
Li Ning Co., Ltd. 160,453 306
Longfor Group Holdings, Ltd.(Þ) 6,672,000 9,043
Meituan Class B(Æ)(Þ) 670,136 11,209
Midea Group Co., Ltd. Class A 53,600 544
Midea Group Co., Ltd. Class H(Æ) 233,800 2,229
Muyuan Foods Co., Ltd. Class A 95,573 522
NetEase, Inc. 39,470 848
NetEase, Inc. - ADR 54,116 5,794
New China Life Insurance Co., Ltd.
Class A 93,051 617
NIO, Inc. Class A(Æ) 732,920 2,971
Nongfu Spring Co., Ltd. Class H(Þ) 295,000 1,369
PDD Holdings, Inc. - ADR(Æ) 68,638 7,246
PICC Property & Casualty Co., Ltd.
Class A 893,354 869
PICC Property & Casualty Co., Ltd.
Class H 590,000 1,094
Ping An Insurance Group Co. of China,
Ltd. Class A 154,100 1,077
Ping An Insurance Group Co. of China,
Ltd. Class H 2,601,500 15,753
Pop Mart Internaitonal Group, Ltd.(Þ) 65,200 1,640
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 1,305,000 808
Prosus NV 19,441 911
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 680,900 1,499
Sany Heavy Industry Co., Ltd. Class A 189,007 492
SF Holding Co., Ltd. Class H(Æ) 669,244 3,369
Shandong Gold Mining Co., Ltd. Class
H(Þ) 328,500 968
Shandong Nanshan Aluminum Co., Ltd.
Class A 1,591,300 801
Shanghai Pudong Development Bank
Co., Ltd. Class A 641,000 968
Shenergy Co., Ltd. Class A 225,100 273
Shenwan Hongyuan Group Co., Ltd.
Class A 2,294,600 1,492
Tencent Holdings, Ltd. 1,657,928 102,881
Tencent Music Entertainment Group
- ADR 46,496 624
Tongwei Co., Ltd. Class A 1,893,600 4,256
Trip.com Group, Ltd. - ADR 294,800 17,390
Tsingtao Brewery Co., Ltd. Class H 92,000 652
Vipshop Holdings, Ltd. - ADR 38,131 519
Want Want China Holdings, Ltd. 339,000 223
Weichai Power Co., Ltd. Class H 2,374,041 4,683
Will Semiconductor, Ltd. Class A 3,557 65
Wilmar International, Ltd. 192,800 452
Wuliangye Yibin Co., Ltd. Class A 60,100 1,065
WuXi AppTec Co., Ltd. Class H(Þ) 480,700 3,762
Xiaomi Corp. Class B(Æ)(Þ) 1,002,400 6,500
XPeng, Inc. Class A(Æ) 162,100 1,513
Yum China Holdings, Inc. 55,062 2,385
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zijin Mining Group Co., Ltd. Class H 6,050,000 13,246
ZTE Corp. Class H 205,000 606
ZTO Express (Cayman), Inc. - ADR 14,239 263
458,515
Colombia - 0.1%
Ecopetrol SA - ADR 263,904 2,140
Congo, the Democratic Republic of the - 0.1%
Ivanhoe Mines, Ltd. Class A(Æ) 706,733 6,275
Denmark - 1.5%
Carlsberg A/S Class B 2,807 383
Coloplast A/S Class B 26,107 2,966
Danske Bank A/S 299,241 10,501
Demant A/S(Æ) 64,918 2,359
DSV A/S 40,765 8,671
Novo Nordisk A/S Class B 559,745 37,289
Novonesis (Novozymes) B Class B 40,193 2,609
Rockwool A/S Class B 21,360 977
65,755
Finland - 0.5%
Elisa OYJ 9,821 525
Kone OYJ Class B 21,879 1,359
Nokia OYJ 3,089,951 15,496
Stora Enso OYJ Class R 75,689 702
Wartsila OYJ Class B 82,868 1,531
19,613
France - 6.3%
Accor SA 370,716 18,194
Airbus SE 58,601 9,811
Amundi SA(Þ) 124,438 9,814
Arkema SA 84,620 6,420
AXA SA 231,803 10,988
bioMerieux 6,339 854
BNP Paribas SA 104,164 8,804
Bollore SE 107,766 665
Bouygues SA 32,409 1,424
Bureau Veritas SA 188,686 5,951
Capgemini SE 14,568 2,318
Carrefour SA 289,050 4,452
Cie de Saint-Gobain SA 104,612 11,378
Cie Generale des Etablissements
Michelin SCA 453,379 16,514
Dassault Aviation SA 34,376 12,470
Dassault Systemes SE 36,652 1,368
Eiffage SA 10,409 1,416
Engie SA 407,351 8,410
EssilorLuxottica SA 16,130 4,632
Hermes International 1,978 5,400
Ipsen SA 13,906 1,616
L'Air Liquide SA Class A 30,934 6,363
Legrand SA 16,313 1,796
L'Oreal SA 29,135 12,785
Louis Hachette Group 191,147 300

See accompanying notes which are an integral part of the financial statements.
220 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LVMH Moet Hennessy Louis Vuitton
SE 22,853 12,611
Orange SA 545,184 7,916
Pernod Ricard SA 3,445 372
Publicis Groupe SA 82,184 8,331
Renault SA 71,422 3,784
Rexel SA Class H 513,660 14,358
Safran SA 19,463 5,161
Sartorius Stedim Biotech 55,636 13,050
SEB SA 10,008 947
Societe Generale SA 275,983 14,323
Teleperformance 101,234 11,176
Thales SA 5,357 1,492
TotalEnergies SE 221,974 12,588
Valeo SE 226,226 2,234
Vinci SA 18,756 2,641
275,127
Germany - 6.8%
adidas AG 24,240 5,540
Allianz SE 10,299 4,253
BASF SE 321,896 16,329
Bayer AG 196,914 5,148
Beiersdorf AG 19,685 2,767
Brenntag SE 12,752 849
Ceconomy AG(Æ) 98,566 351
Commerzbank AG 17,994 474
Continental AG 159,810 12,382
Covestro AG(Æ)(Þ) 161,277 10,743
CTS Eventim AG & Co. KGaA 104,871 12,351
Daimler Truck Holding AG 503,610 20,092
Deutsche Bank AG 48,899 1,280
Deutsche Boerse AG 85,747 27,600
Deutsche Telekom AG 204,209 7,328
E.ON SE 90,006 1,575
Evonik Industries AG 514,972 11,529
Fresenius Medical Care AG 174,867 8,840
Fresenius SE & Co. KGaA 184,568 8,756
Hannover Rueck SE 11,665 3,721
Heidelberg Materials AG 85,057 16,804
Henkel AG & Co. KGaA 12,769 897
Infineon Technologies AG 133,486 4,374
Knorr-Bremse AG 20,753 2,050
Mercedes-Benz Group AG 99,788 5,939
Merck KGaA 6,109 844
MTU Aero Engines AG 26,374 9,120
Muenchener Rueckversicherungs-
Gesellschaft AG 14,022 9,553
Rheinmetall AG 12,076 20,444
SAP SE 96,652 27,954
Siemens AG 49,626 11,379
Symrise AG 187,638 21,588
Vonovia SE 24,378 809
293,663
Greece - 0.6%
Alpha Services and Holdings SA 2,449,436 5,980
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eurobank Ergasias SA 4,362,128 12,399
Hellenic Telecommunications
Organization SA 33,711 644
National Bank of Greece SA 275,241 2,925
Piraeus Financial Holdings SA 733,084 4,126
26,074
Hong Kong - 1.2%
AIA Group, Ltd. 2,164,887 16,356
ASMPT, Ltd. 372,300 2,511
CK Asset Holdings, Ltd. 543,000 2,233
Hang Seng Bank, Ltd. 36,094 506
Hong Kong Exchanges & Clearing, Ltd. 185,217 8,215
Orient Overseas International, Ltd. 34,000 479
Prudential PLC 1,213,885 12,938
Swire Pacific, Ltd. Class A 6,813 59
Techtronic Industries Co., Ltd. 456,000 4,639
WH Group, Ltd.(Þ) 3,780,826 3,399
51,335
Hungary - 0.1%
OTP Bank PLC 58,986 4,367
India - 5.3%
Alkem Laboratories, Ltd. 12,194 739
Apollo Hospitals Enterprise, Ltd. 9,087 751
Asian Paints, Ltd. 33,460 961
Aurobindo Pharma, Ltd.(Æ) 49,281 719
Avenue Supermarts, Ltd.(Æ)(Þ) 31,612 1,573
Axis Bank, Ltd. 174,613 2,451
Axis Bank, Ltd. - GDR(Þ) 41,725 2,929
Bajaj Auto, Ltd. 19,687 1,875
Bajaj Finance, Ltd. 9,738 996
Bajaj Holdings & Investment, Ltd. 4 1
Balkrishna Industries, Ltd. 24,136 765
Berger Paints India, Ltd. 36,575 234
Bharat Electronics, Ltd. 250,896 934
Bharat Forge, Ltd. 65,153 853
Bharti Airtel, Ltd. 523,948 11,570
Britannia Industries, Ltd. 25,645 1,653
Cadila Healthcare, Ltd. 68,075 717
Canara Bank 3,530,995 4,078
Cipla, Ltd. 188,918 3,474
Dabur India, Ltd. Class A 234,242 1,353
Divi's Laboratories, Ltd. 17,053 1,231
DLF, Ltd. 147,123 1,175
Dr Reddy's Laboratories, Ltd. 115,050 1,615
Eternal, Ltd.(Æ) 483,101 1,329
GAIL India, Ltd. 255,857 574
GMR Infrastructure, Ltd.(Æ) 5,712,981 5,903
Godrej Consumer Products, Ltd. 74,468 1,112
Havells India, Ltd. 66,089 1,253
HCL Technologies, Ltd. 41,700 775
HDFC Asset Management Co., Ltd.(Þ) 15,132 778
HDFC Bank, Ltd. 1,486,746 33,891
HDFC Life Insurance Co., Ltd.(Þ) 173,020 1,525
Hindalco Industries, Ltd. 211,831 1,569

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 221
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hindustan Aeronautics, Ltd.(Þ) 28,296 1,505
Hindustan Unilever, Ltd. 132,290 3,669
ICICI Bank, Ltd. 954,104 16,047
ICICI Bank, Ltd. - ADR 149,631 5,022
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 89,652 1,994
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 233,913 1,702
Indus Towers, Ltd.(Æ) 176,714 855
Infosys, Ltd. 181,061 3,219
Infosys, Ltd. - ADR 63,951 1,126
InterGlobe Aviation, Ltd.(Æ)(Þ) 150,050 9,334
ITC Hotels, Ltd.(Æ) 43,830 101
ITC, Ltd. 438,304 2,211
Jio Financial Services, Ltd.(Æ) 143,335 442
JSW Energy, Ltd. 188,845 1,073
JSW Infrastructure, Ltd. 525,938 1,831
Kotak Mahindra Bank, Ltd. 109,538 2,866
Larsen & Toubro, Ltd. 140,971 5,580
Larsen & Toubro, Ltd. - GDR(Þ) 116,180 4,588
Macrotech Developers, Ltd.(Þ) 229,327 3,586
Mahindra & Mahindra, Ltd. 44,725 1,552
MakeMyTrip, Ltd.(Æ) 16,522 1,732
Mankind Pharma, Ltd.(Æ) 25,774 752
Marico, Ltd. 50,916 428
Maruti Suzuki India, Ltd. 26,358 3,818
Nestle India, Ltd. 90,887 2,570
Oil & Natural Gas Corp., Ltd. 591,620 1,714
PB Fintech, Ltd.(Æ) 46,735 900
Petronet LNG, Ltd. 188,848 695
PI Industries, Ltd. 19,123 825
Pidilite Industries, Ltd. 41,747 1,501
Power Grid Corp. of India, Ltd. 1,059,782 3,859
Reliance Industries, Ltd. 674,879 11,234
Reliance Industries, Ltd. - GDR(Þ) 78,033 5,088
SBI Life Insurance Co., Ltd.(Þ) 228,777 4,787
Shree Cement, Ltd. 3,647 1,283
Shriram Finance, Ltd. 802,747 5,819
Siemens Energy India, Ltd.(Æ)(Š) 26,374 774
Siemens, Ltd. 26,374 906
SRF, Ltd. Class 7 23,406 835
State Bank of India 615,001 5,746
Sun Pharmaceutical Industries, Ltd. 82,209 1,786
Tata Consultancy Services, Ltd. 15,735 644
Tata Motors, Ltd. 106,942 817
Tech Mahindra, Ltd. 46,416 827
Titan Co., Ltd. 43,683 1,749
Torrent Pharmaceuticals, Ltd. 20,050 789
UltraTech Cement, Ltd. 36,526 5,037
United Spirits, Ltd. 161,203 2,988
Wipro, Ltd. 714,896 2,047
231,609
Indonesia - 0.4%
Amman Mineral Internasional PT(Æ) 2,011,000 877
Bank Central Asia Tbk PT 7,644,590 4,109
Bank Mandiri Persero Tbk PT 14,531,206 4,295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank Negara Indonesia Persero Tbk PT 7,293,430 1,866
Bank Rakyat Indonesia Persero Tbk PT 19,222,980 4,527
Chandra Asri Pacific Tbk PT 1,560,700 741
Charoen Pokphand Indonesia Tbk PT 2,550,500 735
Indofood CBP Sukses Makmur Tbk PT 1,321,100 908
18,058
Ireland - 1.0%
Accenture PLC Class A 24,913 7,453
AerCap Holdings NV 6,729 713
AIB Group PLC 554,378 3,741
Bank of Ireland Group PLC 1,175,352 13,890
Flutter Entertainment PLC(Æ) 42,515 10,286
Kerry Group PLC Class A 39,083 4,134
Kingspan Group PLC 20,703 1,755
41,972
Israel - 0.3%
Bank Hapoalim BM 121,768 1,789
Bank Leumi Le-Israel BM 66,942 955
Check Point Software Technologies,
Ltd.(Æ) 26,282 5,770
Elbit Systems, Ltd. 3,216 1,236
Israel Discount Bank, Ltd. Class A 29,972 225
NICE, Ltd.(Æ) 8,031 1,258
Teva Pharmaceutical Industries, Ltd.
- ADR 100,979 1,566
Wix.com, Ltd.(Æ) 4,892 830
13,629
Italy - 2.2%
BPER Banca SpA 828,821 6,711
Davide Campari-Milano NV SpA 994,097 6,632
DiaSorin SpA 6,104 698
Enel SpA 1,841,460 15,955
Eni SpA 477,507 6,773
FinecoBank Banca Fineco SpA 749,785 14,939
Generali 228,914 8,342
Leonardo SpA 30,392 1,578
Moncler SpA 70,936 4,382
Nexi SpA(Æ)(Þ) 161,277 941
Prysmian SpA 16,081 881
Ryanair Holdings PLC - ADR 138,567 6,632
UniCredit SpA 367,910 21,275
Unipol Gruppo SpA 29,092 520
96,259
Japan - 11.3%
Advantest Corp. 126,400 5,226
Aeon Co., Ltd. 34,200 1,012
Ajinomoto Co., Inc. 86,400 1,765
Alfresa Holdings Corp. 143,100 2,158
Alps Alpine Co., Ltd. 111,800 1,135
Amada Co., Ltd. 329,000 3,289
ANA Holdings, Inc. 43,900 841
Asahi Group Holdings, Ltd. 133,600 1,845
Asics Corp. 48,000 1,039
Astellas Pharma, Inc. 232,000 2,320

See accompanying notes which are an integral part of the financial statements.
222 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bandai Namco Holdings, Inc. 93,900 3,256
Bridgestone Corp. 138,700 5,823
Canon, Inc. 83,200 2,569
Chiba Bank, Ltd. (The) 113,800 1,007
Chugai Pharmaceutical Co., Ltd. 57,600 3,327
Concordia Financial Group, Ltd. 144,500 931
Dai-ichi Life Holdings, Inc. 772,740 5,559
Daiichi Sankyo Co., Ltd. 221,000 5,646
Daikin Industries, Ltd. 9,200 1,055
Daito Trust Construction Co., Ltd. 6,000 666
Daiwa House Industry Co., Ltd. 61,900 2,231
DeNA Co., Ltd. 47,200 1,276
Dentsu, Inc. 228,700 4,789
Eisai Co., Ltd. 70,400 2,031
Fast Retailing Co., Ltd. 6,600 2,180
FUJIFILM Holdings Corp. 241,263 4,942
Fujitsu, Ltd. 127,440 2,817
Fukuoka Financial Group, Inc. 140,900 3,702
Hakuhodo DY Holdings, Inc. 129,300 972
Hankyu Hanshin Holdings, Inc. 52,800 1,504
Hino Motors, Ltd.(Æ) 187,400 596
Hirose Electric Co., Ltd. 6,800 773
Hitachi, Ltd. 343,100 8,484
Honda Motor Co., Ltd. 471,895 4,808
Horiba, Ltd. 31,600 2,163
Hoya Corp. 32,800 3,857
Iida Group Holdings Co., Ltd. 231,100 3,653
Isuzu Motors, Ltd. 480,100 6,484
ITOCHU Corp. 101,818 5,210
Japan Airlines Co., Ltd. 8,900 161
Japan Exchange Group, Inc. 125,000 1,395
Japan Post Holdings Co., Ltd. 301,700 2,931
Japan Post Insurance Co., Ltd. Class A 55,700 1,117
Japan Tobacco, Inc. 62,500 1,929
Kajima Corp. 90,400 2,158
Kao Corp. 81,000 3,450
KDDI Corp. 163,400 2,888
Keyence Corp. 42,400 17,807
Kikkoman Corp. 88,400 864
Kirin Holdings Co., Ltd. 110,700 1,673
Komatsu, Ltd. 364,400 10,483
Kubota Corp. 145,800 1,690
Kyowa Kirin Co., Ltd. 62,100 969
Makita Corp. 119,400 3,504
MatsukiyoCocokara & Co. 49,200 905
McDonald's Holdings Co. Japan, Ltd. 32,900 1,388
Minebea Co., Ltd. 562,900 8,269
Mitsubishi Corp. 60,400 1,148
Mitsubishi Electric Corp. 199,800 3,872
Mitsubishi Estate Co., Ltd. 407,700 7,157
Mitsubishi Gas Chemical Co., Inc. 106,200 1,617
Mitsubishi Heavy Industries, Ltd. 71,200 1,398
Mitsubishi UFJ Financial Group, Inc. 1,048,500 13,269
Mitsui Fudosan Co., Ltd. 254,600 2,513
Mizuho Financial Group, Inc. 115,300 2,899
MS&AD Insurance Group Holdings,
Inc. 282,200 6,425
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NEC Corp. 98,500 2,402
Nikon Corp. 112,800 1,083
Nintendo Co., Ltd. 61,550 5,142
Nippon Express Holdings, Inc. 41,100 733
Nippon Telegraph & Telephone Corp. 4,687,000 4,898
Nissan Motor Co., Ltd. 1,149,500 2,729
Nissin Foods Holdings Co., Ltd. 23,100 509
Nitori Holdings Co., Ltd. 6,800 812
Nitto Denko Corp. 614,000 10,771
Nomura Holdings, Inc. 520,500 2,894
Nomura Research Institute, Ltd. 50,000 1,891
Obayashi Corp. 136,800 2,124
Obic Co., Ltd. 74,200 2,592
Olympus Corp. 294,200 3,843
Ono Pharmaceutical Co., Ltd. 152,000 1,751
Oracle Corp. 23,900 2,871
Oriental Land Co., Ltd. 58,200 1,236
Osaka Gas Co., Ltd. 104,300 2,642
Otsuka Corp. 30,800 684
Otsuka Holdings Co., Ltd. 70,800 3,451
Pan Pacific International Holdings
Corp. 32,300 993
Panasonic Holdings Corp. 152,300 1,767
Persol Holdings Co., Ltd. 1,335,700 2,414
Rakuten, Inc.(Æ) 139,500 822
Recruit Holdings Co., Ltd. 67,700 3,779
Renesas Electronics Corp. 39,700 468
Resona Holdings, Inc. 1,945,600 15,569
Rinnai Corp. 104,300 2,341
Rohm Co., Ltd. 165,300 1,505
Secom Co., Ltd. 74,726 2,745
Sega Sammy Holdings, Inc. 176,600 3,705
Sekisui Chemical Co., Ltd. 96,600 1,685
Sekisui House, Ltd. 93,600 2,148
Seven & i Holdings Co., Ltd. 88,200 1,307
Shimadzu Corp. 87,900 2,259
Shimano, Inc. 7,087 1,002
Shimizu Corp. 147,600 1,578
Shin-Etsu Chemical Co., Ltd. 544,000 16,527
Shionogi & Co., Ltd. 89,100 1,496
Shizuoka Financial Group, Inc. 28,300 313
SMC Corp. 5,100 1,662
SoftBank Corp. 921,900 1,394
Sompo Holdings, Inc. 3,603 118
Sony Group Corp. 361,200 9,323
Stanley Electric Co., Ltd. 135,900 2,549
Subaru Corp. 202,300 3,680
Sumitomo Electric Industries, Ltd. 347,400 5,589
Sumitomo Heavy Industries, Ltd. 3,900 81
Sumitomo Mitsui Financial Group, Inc. 446,706 10,664
Sumitomo Mitsui Trust Holdings, Inc. 291,600 7,213
Sumitomo Realty & Development Co.,
Ltd. 31,500 1,170
Sumitomo Rubber Industries, Ltd. 186,200 2,352
Suntory Beverage & Food, Ltd. 318,500 11,121
T&D Holdings, Inc. 510,100 10,854
Taiheiyo Cement Corp. 84,800 2,287

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 223
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiyo Nippon Sanso Corp. 24,600 787
Takeda Pharmaceutical Co., Ltd. 256,600 7,847
TDK Corp. 1,362,300 14,554
Terumo Corp. 243,200 4,666
THK Co., Ltd. 101,800 2,510
TIS, Inc. 40,000 1,157
Toho Co., Ltd. 31,200 1,783
Tokio Marine Holdings, Inc. 142,800 5,721
Tokyo Electric Power Co. Holdings,
Inc.(Æ) 337,600 1,032
Tokyo Electron, Ltd. 96,900 14,443
Tokyo Gas Co., Ltd. 16,200 539
Toray Industries, Inc. 1,103,200 7,034
TOTO, Ltd. 26,500 705
Toyota Motor Corp. 390,200 7,469
Trend Micro, Inc. 8,500 609
Tsuruha Holdings, Inc. 43,100 3,470
Unicharm Corp. 197,264 1,830
USS Co., Ltd. 46,600 466
Yakult Honsha Co., Ltd. 27,400 562
Yamaha Motor Co., Ltd. 167,400 1,318
Yamato Holdings Co., Ltd. 244,900 3,476
488,336
Jordan - 0.0%
Hikma Pharmaceuticals PLC 20,406 540
Kazakhstan - 0.0%
Air Astana JSC - GDR(Æ)(Þ) 115,761 649
Luxembourg - 0.6%
ArcelorMittal SA 408,994 12,145
Eurofins Scientific SE 14,425 911
RTL Group SA 27,227 1,114
Zabka Group SA(Æ) 1,707,677 9,765
23,935
Macao - 0.1%
Galaxy Entertainment Group, Ltd. 1,588,792 5,819
Malaysia - 0.2%
Celcomdigi Berhad 969,800 859
CIMB Group Holdings BHD 895,115 1,487
Gamuda Berhad 835,400 823
Hong Leong Bank BHD 158,291 733
Hong Leong Financial Group BHD 261,314 1,044
IHH Healthcare BHD 470,700 756
IOI Corp. Berhad 956,700 812
Press Metal Berhad 381,300 436
Public Bank Bhd 680,000 705
QL Resources BHD 768,700 856
8,511
Mexico - 0.9%
America Movil SAB de CV 5,637,163 4,864
America Movil SAB de CV - ADR 63,657 1,097
Arca Continental SAB de CV 104,843 1,103
Cemex SAB de CV - ADR 451,165 2,784
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Coca-Cola Femsa SAB de CV 97,742 921
Fresnillo PLC 645,540 8,645
Gruma SAB de CV Class B 38,586 737
Grupo Aeroportuario del Sureste SAB
de CV Class B 18,911 599
Grupo Bimbo SAB de CV 211,310 643
Grupo Carso SAB de CV 176,166 1,225
Grupo Financiero Banorte SAB de CV
Class O 642,880 5,524
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,552,145 3,990
Wal-Mart de Mexico SAB de CV 2,263,061 7,172
39,304
Netherlands - 3.4%
ABN AMRO Bank NV(Þ) 272,609 5,652
Adyen NV(Æ)(Þ) 3,019 4,893
Argenx SE(Æ) 8,397 5,423
ASML Holding NV 35,519 23,777
EXOR NV 34,372 3,247
Ferrari NV 34,529 15,724
Heineken NV 15,499 1,384
ING Groep NV 1,103,847 21,409
JDE Peet's NV 31,574 765
Koninklijke Ahold Delhaize NV 90,943 3,725
Koninklijke Philips NV(Æ) 593,476 15,080
NN Group NV 98,261 6,029
Randstad NV 206,074 8,328
Universal Music Group NV 907,240 26,530
VEON, Ltd. - ADR(Æ) 28,690 1,301
Wolters Kluwer NV 28,739 5,078
148,345
New Zealand - 0.0%
Fisher & Paykel Healthcare Corp., Ltd. 45,941 930
Xero, Ltd.(Æ) 8,227 869
1,799
Norway - 0.3%
DNB Bank ASA 38,350 964
Equinor ASA Class N 456,119 10,423
Mowi ASA 27,678 509
Norsk Hydro ASA 104,627 554
Orkla ASA 102,691 1,144
13,594
Peru - 0.0%
Credicorp, Ltd. 4,057 820
Philippines - 0.2%
Ayala Corp. 69,880 747
Bank of the Philippine Islands 1,163,077 2,915
BDO Unibank, Inc. 792,728 2,262
SM Investments Corp. 77,150 1,204
SM Prime Holdings, Inc. 1,452,800 634
7,762

See accompanying notes which are an integral part of the financial statements.
224 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Poland - 0.1%
Allegro.eu SA(Æ)(Þ) 175,133 1,531
Cyfrowy Polsat SA(Æ) 102,903 507
Dino Polska SA(Æ)(Þ) 7,639 1,070
KGHM Polska Miedz SA 18,243 585
Santander Bank Polska SA 10,743 1,646
5,339
Portugal - 0.0%
EDP Group (Energias de Portugal) SA 232,497 919
Russia - 0.0%
Fix Price Group, Ltd. - GDR(Æ)(Š)(Þ) 183,060 —
Gazprom PJSC(Æ)(Š) 1,328,325 —
LUKOIL PJSC(Æ)(Š) 45,621 —
LUKOIL PJSC - ADR(Æ)(Š) 10,868 —
Novatek PJSC(Æ)(Š) 56,290 —
Novolipetsk Steel PJSC(Æ)(Š) 194,760 —
Polyus PJSC(Æ)(Š) 114,710 —
Rosneft Oil Co. PJSC(Æ)(Š) 478,377 —
Sberbank of Russia PJSC(Æ)(Š) 3,518,608 —
Tatneft PJSC - ADR(Æ)(Š) 12,360 —
—
Saudi Arabia - 0.2%
Al Rajhi Bank 112,377 2,938
Saudi Arabian Oil Co.(Þ) 274,719 1,853
Saudi National Bank (The) 253,038 2,413
Saudi Telecom Co. 143,475 1,822
9,026
Singapore - 0.6%
DBS Group Holdings, Ltd. 210,015 6,866
Grab Holdings, Ltd. Class A(Æ) 3,283,679 16,025
Oversea-Chinese Banking Corp., Ltd. 114,995 1,429
SEA, Ltd. - ADR(Æ) 6,730 902
STMicroelectronics NV 28,239 640
United Overseas Bank, Ltd. 4,600 122
UOL Group, Ltd. 163,600 725
26,709
South Africa - 1.8%
Absa Group, Ltd. 302,501 2,783
Anglo American PLC 104,722 2,837
Anglogold Ashanti PLC 587,650 24,775
Aspen Pharmacare Holdings, Ltd. 107,004 702
Bid Corp., Ltd. 30,677 772
Capitec Bank Holdings, Ltd. 41,949 7,778
Clicks Group, Ltd. 89,938 1,920
Discovery Holdings, Ltd. 92,425 1,028
FirstRand, Ltd. 767,143 3,001
Gold Fields, Ltd. - ADR 487,363 10,985
Impala Platinum Holdings, Ltd.(Æ) 631,647 3,798
Mr Price Group, Ltd. 206,177 2,633
MTN Group, Ltd. 1,322,776 8,726
Shoprite Holdings, Ltd. 93,772 1,442
Standard Bank Group, Ltd. 127,735 1,591
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vodacom Group, Ltd. 187,984 1,386
76,157
South Korea - 2.6%
Amorepacific Corp. 6,273 551
Celltrion, Inc. 31,328 3,560
Coway Co., Ltd. 68,466 4,223
Hankook Tire & Technology Co., Ltd. 37,097 1,081
Hyundai Mobis Co., Ltd. 22,357 4,213
Hyundai Motor Co. 10,232 1,374
KB Financial Group, Inc. 234,777 14,898
Korea Electric Power Corp. 17,503 316
Korea Zinc Co., Ltd. 430 242
Krafton, Inc.(Æ) 8,243 2,158
KT Corp. 2,504 91
KT Corp. - ADR 324,673 6,318
KT&G Corp. 5,455 439
LG Electronics, Inc. Class H 16,667 839
LG Energy Solution, Ltd.(Æ) 703 161
LG H&H Co., Ltd. 1,526 363
NAVER Corp. 19,274 2,722
Orion Corp. 15,596 1,353
POSCO Holdings, Inc. 3,903 715
Samsung Biologics Co., Ltd.(Æ)(Þ) 4,607 3,407
Samsung Electronics Co., Ltd. 1,022,591 40,074
Samsung Engineering Co., Ltd. 43,793 593
Samsung Fire & Marine Insurance Co.,
Ltd. 13,726 3,611
Samsung Heavy Industries Co., Ltd.(Æ) 338,447 3,473
Shinhan Financial Group Co., Ltd. 226,454 8,199
SK Hynix, Inc. 75,597 9,499
114,473
Spain - 1.4%
Amadeus IT Group SA Class A 137,928 10,841
Banco Santander SA 159,637 1,125
CaixaBank SA 2,185,668 16,764
Cellnex Telecom SA(Þ) 104,362 4,223
Iberdrola SA 231,967 4,182
Industria de Diseno Textil SA 466,691 25,119
62,254
Sweden - 1.3%
Alfa Laval AB 17,220 719
Assa Abloy AB Class B 242,764 7,286
Atlas Copco AB Class A 455,556 7,146
Atlas Copco AB Class B 105,865 1,489
Boliden AB(Æ) 57,493 1,771
Epiroc AB Class A 282,066 6,047
EQT AB 23,534 686
Essity Aktiebolag Class B 29,629 855
Fastighets AB Balder Class B(Æ) 276,232 1,986
Hexagon AB Class B 141,633 1,388
Indutrade AB 12,396 338
L E Lundbergforetagen AB Class B 43,887 2,331
Lifco AB Class B 45,014 1,759
Sandvik AB 230,424 4,832

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 225
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Securitas AB Class B 156,948 2,510
Skandinaviska Enskilda Banken AB
Class A 48,485 772
SKF AB Class B 272,311 5,405
Swedish Orphan Biovitrum AB Class
B(Æ) 47,844 1,461
Telefonaktiebolaget LM Ericsson Class
B 671,085 5,693
Volvo Car AB Class B(Æ) 80,279 138
54,612
Switzerland - 2.6%
ABB, Ltd. 61,676 3,265
ABB, Ltd. - ADR 45,954 2,418
Adecco Group AG 120,258 3,155
Baloise Holding AG 5,975 1,327
BKW AG 5,265 1,056
Chocoladefabriken Lindt & Spruengli
AG 177 4,365
Cie Financiere Richemont SA Class A 12,652 2,226
DSM-Firmenich AG 7,125 775
EMS-Chemie Holding AG 1,445 1,063
Galderma Group AG 42,173 4,899
Geberit AG 2,872 1,997
Givaudan SA 512 2,470
Helvetia Holding AG 5,359 1,177
Julius Baer Group, Ltd. 153,420 9,894
Lonza Group AG 1,984 1,415
Partners Group Holding AG 5,406 7,042
Sandoz Group AG 16,388 710
Schindler Holding AG 11,995 4,341
SGS SA 24,865 2,432
Sika AG 2,809 703
Sonova Holding AG 6,291 1,925
Straumann Holding AG 18,499 2,255
Swatch Group AG (The) Class B 7,123 1,241
Swiss Life Holding AG 818 815
Swiss Prime Site AG Class A 9,281 1,311
Swisscom AG 3,976 2,649
UBS Group AG 1,304,751 39,337
Zurich Insurance Group AG 8,129 5,735
111,998
Taiwan - 4.6%
Advantech Co., Ltd. 141,087 1,493
Alchip Technologies, Ltd. 10,001 668
Catcher Technology Co., Ltd. 295,000 2,009
Cathay Financial Holding Co., Ltd. 2,073,000 3,807
Cheng Shin Rubber Industry Co., Ltd. 486,000 752
Chunghwa Telecom Co., Ltd. 572,000 2,320
Compal Electronics, Inc. 208,000 179
CTBC Financial Holding Co., Ltd. 505,236 623
Delta Electronics, Inc. 631,000 6,604
E Ink Holdings, Inc. 554,000 3,863
E.Sun Financial Holding Co., Ltd. 2,610,233 2,318
Evergreen Marine Corp. Taiwan, Ltd. 90,417 587
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Far EasTone Telecommunications Co.,
Ltd. 393,000 1,056
First Financial Holding Co., Ltd. 548,023 437
Fubon Financial Holding Co., Ltd. 1,076,953 2,849
Globalwafers Co., Ltd. 146,246 1,416
Hon Hai Precision Industry Co., Ltd. 1,799,115 7,994
Hua Nan Financial Holdings Co., Ltd. 1,220,840 1,034
KGI Financial Holding Co., Ltd. 6,136,691 3,178
MediaTek, Inc. 365,241 15,477
Mega Financial Holding Co., Ltd. 111,492 132
Nan Ya Plastics Corp. 1,089,000 1,050
President Chain Store Corp. 110,000 900
Realtek Semiconductor Corp. 93,000 1,529
Shin Kong Financial Holding Co., Ltd.
(Æ) 1,061,000 393
SinoPac Financial Holdings Co., Ltd. 82,605 55
Taishin Financial Holding Co., Ltd. 2,344,984 1,231
Taiwan Business Bank 2,173,882 965
Taiwan Cooperative Financial Holding
Co., Ltd. 723,186 553
Taiwan Mobile Co., Ltd. 499,000 1,773
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,585,679 102,214
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 175,195 29,203
Uni-President Enterprises Corp. 1,064,000 2,564
United Microelectronics Corp. 333,059 469
Yuanta Financial Holding Co., Ltd. 54,711 53
201,748
Thailand - 0.5%
Advanced Info Service PCL 279,900 2,473
Charoen Pokphand Foods PCL 7,018,200 5,535
CP ALL PCL 889,100 1,370
Gulf Development PCL(Æ) 872,936 1,280
Kasikornbank PCL 1,560,200 7,457
PTT PCL 784,200 728
True Corp. PCL(Æ) 2,279,400 827
19,670
Turkey - 0.3%
Akbank TAS 3,763,521 4,758
BIM Birlesik Magazalar AS 386,259 4,542
Coca-Cola Icecek AS 967,770 1,314
Turkiye Garanti Bankasi AS 741,821 1,986
12,600
United Arab Emirates - 0.2%
Aldar Properties PJSC 1,646,273 3,706
Americana Restaurants International
PLC 1,726,543 1,028
Emaar Properties PJSC 707,160 2,526
Emirates NBD Bank PJSC 231,816 1,298
8,558
United Kingdom - 7.2%
3i Group PLC 53,930 3,061
Ashtead Group PLC 12,579 676

See accompanying notes which are an integral part of the financial statements.
226 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AstraZeneca PLC 142,839 20,489
Aviva PLC 361,516 2,702
Babcock International Group PLC 472,642 5,073
BAE Systems PLC 296,242 6,809
Barclays PLC 1,992,472 7,973
Berkeley Group Holdings PLC (The) 3,086 172
British American Tobacco PLC 292,342 12,685
British Land Co. PLC (The)(ö) 450,858 2,367
BT Group PLC 2,470,673 5,728
Bunzl PLC 77,635 2,443
Burberry Group PLC 218,702 2,135
CK Hutchison Holdings, Ltd. Class B 454,461 2,560
Compass Group PLC 536,296 18,016
Diageo PLC 96,701 2,699
Diploma PLC 134,236 7,141
easyJet PLC 555,538 3,666
Halma PLC 19,331 715
HSBC Holdings PLC 1,721,446 19,116
InterContinental Hotels Group PLC 7,456 798
Intermediate Capital Group PLC 168,959 4,233
Intertek Group PLC 190,316 11,645
J Sainsbury PLC 3,681,085 13,092
Kingfisher PLC 960,760 3,695
Land Securities Group PLC(ö) 250,056 1,977
London Stock Exchange Group PLC 124,086 19,249
Marks & Spencer Group PLC 325,982 1,692
NatWest Group PLC 1,798,687 11,482
Next PLC 13,758 2,268
Pearson PLC 115,955 1,857
Reckitt Benckiser Group PLC 250,729 16,182
RELX PLC 486,214 26,490
Rolls-Royce Holdings PLC 210,938 2,125
Sage Group PLC (The) 147,524 2,446
Smith & Nephew PLC 48,438 681
Smiths Group PLC 32,733 814
Spirax Group PLC 12,289 969
Standard Chartered PLC 1,552,306 22,486
Tate & Lyle PLC 135,535 1,011
Tesco PLC 2,675,808 13,214
Unilever PLC 137,868 8,750
Vodafone Group PLC 1,072,427 1,048
Weir Group PLC (The) 212,187 6,368
Wise PLC Class A(Æ) 498,420 6,508
WPP PLC 512,465 3,953
311,259
United States - 7.9%
Alcon, Inc. 52,316 5,099
Allegion PLC 103,313 14,381
Amdocs, Ltd. 110,750 9,810
Aon PLC Class A 39,852 14,139
ARM Holdings PLC - ADR(Æ) 7,632 871
BP PLC 1,804,221 8,252
CRH PLC 14,570 1,390
CSL, Ltd. 36,189 5,833
CyberArk Software, Ltd.(Æ) 3,158 1,112
Experian PLC 66,058 3,276
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freeport-McMoRan, Inc. 205,695 7,411
GSK PLC 800,677 15,815
Haleon PLC 5,224,791 26,182
Holcim AG(Æ) 77,164 8,562
James Hardie Industries PLC(Æ) 183,202 4,350
Las Vegas Sands Corp. 12,625 463
Linde PLC 58,017 26,295
Lululemon Athletica, Inc.(Æ) 2,926 792
Medtronic PLC 78,371 6,643
monday.com, Ltd.(Æ) 478 134
Nestle SA 199,821 21,268
Newmont Corp. 3,657 193
Novartis AG 201,438 22,804
Roche Holding AG 74,460 24,465
Sanofi SA 165,746 18,177
Schlumberger NV 307,865 10,237
Schneider Electric SE 140,942 33,025
Shell PLC 1,157,211 37,349
Spotify Technology SA(Æ) 25,667 15,759
Tenaris SA 32,274 537
344,624
Zambia - 0.3%
First Quantum Minerals, Ltd.(Æ) 857,069 11,508
Total Common Stocks
(cost $2,819,274) 4,048,772
Preferred Stocks - 0.7%
Brazil - 0.2%
Cia Paranaense de Energia - Copel
6.579% (Ÿ) 400,789 814
Itau Unibanco Holding SA
6.356% (Ÿ) 810,130 5,079
Raizen SA
0.589% (Ÿ) 5,618,794 1,792
7,685
Germany - 0.2%
Henkel AG & Co. KGaA
2.885% (Ÿ) 64,929 5,029
Volkswagen AG
8.745% (Ÿ) 38,179 4,130
9,159
South Korea - 0.3%
Samsung Electronics Co., Ltd.
3.107% (Ÿ) 376,127 12,421
Total Preferred Stocks
(cost $29,169) 29,265
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040
Warrants 1,754 —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 227
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 3.7%
United States - 3.7%
U.S. Cash Management Fund(@) 162,031,572 (∞) 161,983
Total Short-Term Investments
(cost $161,988) 161,983
Total Investments - 97.7%
(identified cost $3,010,431) 4,240,020
Other Assets and Liabilities,
Net - 2.3%
100,036
Net Assets - 100.0%
4,340,056

See accompanying notes which are an integral part of the financial statements.
228 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.2%
ABN AMRO Bank NV 10/31/22 EUR 272,609 9.99 2,723
5,652
Adyen NV 11/15/23 EUR 3,019 1,114.86 3,366
4,893
Air Astana JSC 09/13/24 115,761 6.53 756
649
Allegro.eu SA 04/09/25 PLN 175,133 7.77 1,361
1,531
Amundi SA 02/26/19 EUR 124,438 59.60 7,416
9,814
Avenue Supermarts, Ltd. 01/16/23 INR 31,612 44.47 1,406
1,573
Axis Bank, Ltd. 05/02/24 41,725 69.28 2,891
2,929
Cellnex Telecom SA 04/18/19 EUR 104,362 30.85 3,219
4,223
CGN Power Co., Ltd. 08/08/23 HKD 2,578,000 0.25 640
822
China International Capital Corp., Ltd. 10/06/23 HKD 2,018,800 1.19 2,408
3,500
China Tower Corp., Ltd. 08/09/23 HKD 927,200 1.08 1,006
1,348
Covestro AG 03/17/20 EUR 161,277 32.33 5,213
10,743
Dino Polska SA 10/06/23 PLN 7,639 81.32 621
1,070
Fix Price Group, Ltd. 10/14/21 183,060 — 1,648
—
Haidilao International Holding, Ltd. 09/13/24 HKD 454,000 1.60 726
1,038
HDFC Asset Management Co., Ltd. 06/27/24 INR 15,132 48.31 731
778
HDFC Life Insurance Co., Ltd. 03/02/22 INR 173,020 7.38 1,276
1,525
Hindustan Aeronautics, Ltd. 08/08/23 INR 28,296 22.81 645
1,505
Hydro One, Ltd. 04/18/19 CAD 26,918 25.76 694
1,036
ICICI Lombard General Insurance Co., Ltd. 05/15/23 INR 89,652 13.61 1,220
1,994
ICICI Prudential Life Insurance Co., Ltd. 05/15/23 INR 233,913 5.33 1,246
1,702
InterGlobe Aviation, Ltd. 03/25/21 INR 150,050 23.47 3,522
9,334
Kuaishou Technology 11/09/22 HKD 1,460,717 6.05 8,844
9,837
Larsen & Toubro, Ltd. 05/02/24 116,180 43.16 5,014
4,588
Longfor Group Holdings, Ltd. 12/18/23 HKD 6,672,000 1.33 8,876
9,043
Macrotech Developers, Ltd. 03/27/24 INR 229,327 13.86 3,178
3,586
Meituan 02/26/20 HKD 670,136 15.28 10,242
11,209
Nexi SpA 04/09/25 EUR 161,277 4.64 748
941
Nongfu Spring Co., Ltd. 09/13/24 HKD 295,000 3.21 947
1,369
Pop Mart Internaitonal Group, Ltd. 12/11/24 HKD 65,200 11.82 771
1,640
Postal Savings Bank of China Co., Ltd. 12/18/23 HKD 1,305,000 0.47 611
807
Reliance Industries, Ltd. 06/03/15 78,033 9.99 779
5,088
Samsung Biologics Co., Ltd. 02/13/24 KRW 4,607 701.35 3,231
3,407
Saudi Arabian Oil Co. 06/27/24 SAR 274,719 7.32 2,010
1,853
SBI Life Insurance Co., Ltd. 03/23/22 INR 228,777 17.14 3,921
4,787
Shandong Gold Mining Co., Ltd. 04/09/25 HKD 328,500 2.33 766
968
WH Group, Ltd. 10/26/15 HKD 3,780,826 0.56 2,120
3,399
WuXi AppTec Co., Ltd. 09/13/24 HKD 480,700 6.77 3,255
3,762
Xiaomi Corp. 03/27/24 HKD 1,002,400 2.04 2,047 6,500
140,443
For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 229
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar / US Dollar Pair Currency Futures 2,119 USD 135,764 06/25
2,281
CAC40 Euro Index Futures 106 EUR 7,983 05/25
519
Canadian Dollar Currency Futures 2,152 USD 156,483 06/25
6,373
DAX Index Futures 13 EUR 7,347 06/25
1,033
EURO STOXX 50 Index Futures 88 EUR 4,494 06/25
565
FTSE/MIB Index Futures 12 EUR 2,224 06/25
354
IBEX 35 Index Futures 17 EUR 2,252 05/25
157
Japanese Yen Currency Futures 2,575 USD 226,648 06/25
7,881
New Zealand Dollar Currency Futures 185 USD 11,002 06/25
429
Norwegian Krone Currency Futures 103 USD 19,817 06/25
494
OMXS30 Index Futures 84 SEK 20,282 05/25
130
S&P/TSX 60 Index Futures 804 CAD 240,396 06/25
3,384
SPI 200 Index Futures 929 AUD 189,098 06/25
3,613
TOPIX Index Futures 528 JPY 14,068,560 06/25 115
Short Positions
Euro / US Dollar Pair Currency Futures 874 USD 124,326 06/25
(4,630)
FTSE 100 Index Futures 329 GBP 27,847 06/25
1,071
GBP (British Pound) Currency Futures 180 USD 15,010 06/25
(443)
Hang Seng Index Futures 98 HKD 108,221 05/25
(116)
MSCI Emerging Markets Index Futures 1,882 USD 104,451 06/25
2,843
MSCI Singapore Index Futures 352 SGD 13,575 05/25
(112)
S&P 500 E-Mini Index Futures 171 USD 47,769 06/25
1,081
Swiss Franc Currency Futures 65 USD 9,926 06/25 (618)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 26,404
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 8,785 $ — $ —
$ —
$ 8,785 0 .2
Australia — 44,166 —
—
44,166 1 .0
Austria — 16,138 —
—
16,138 0 .4
Belgium — 10,100 —
—
10,100 0 .2
Brazil 102,847 1,432 —
—
104,279 2 .4
Burkina Faso 3,228 — —
—
3,228 0 .1
Canada 142,107 — —
—
142,107 3 .3
Chile 3,927 783 —
—
4,710 0 .1
China 59,673 398,842 —
—
458,515 10 .6
Colombia 2,140 — —
—
2,140 0 .1
Congo, the Democratic Republic of the 6,275 — —
—
6,275 0 .1
Denmark — 65,755 —
—
65,755 1 .5

See accompanying notes which are an integral part of the financial statements.
230 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Finland — 19,613 —
—
19,613 0 .5
France — 275,127 —
—
275,127 6 .3
Germany — 293,663 —
—
293,663 6 .8
Greece — 26,074 —
—
26,074 0 .6
Hong Kong — 51,335 —
—
51,335 1 .2
Hungary — 4,367 —
—
4,367 0 .1
India 7,879 222,956 774
—
231,609 5 .3
Indonesia — 18,058 —
—
18,058 0 .4
Ireland 8,166 33,806 —
—
41,972 1 .0
Israel 8,166 5,463 —
—
13,629 0 .3
Italy 6,632 89,627 —
—
96,259 2 .2
Japan — 488,336 —
—
488,336 11 .3
Jordan — 540 —
—
540 —
*
Kazakhstan — 649 —
—
649 —
*
Luxembourg — 23,935 —
—
23,935 0 .6
Macao — 5,819 —
—
5,819 0 .1
Malaysia — 8,511 —
—
8,511 0 .2
Mexico 30,659 8,645 —
—
39,304 0 .9
Netherlands 1,301 147,044 —
—
148,345 3 .4
New Zealand — 1,799 —
—
1,799 —
*
Norway — 13,594 —
—
13,594 0 .3
Peru 820 — —
—
820 —
*
Philippines — 7,762 —
—
7,762 0 .2
Poland — 5,339 —
—
5,339 0 .1
Portugal — 919 —
—
919 —
*
Russia — — —
—
— —
Saudi Arabia — 9,026 —
—
9,026 0 .2
Singapore 16,927 9,782 —
—
26,709 0 .6
South Africa 35,760 40,397 —
—
76,157 1 .8
South Korea 6,318 108,155 —
—
114,473 2 .6
Spain — 62,254 —
—
62,254 1 .4
Sweden — 54,612 —
—
54,612 1 .3
Switzerland 2,418 109,580 —
—
111,998 2 .6
Taiwan 29,203 172,545 —
—
201,748 4 .6
Thailand 1,280 18,390 —
—
19,670 0 .5
Turkey — 12,600 —
—
12,600 0 .3
United Arab Emirates — 8,558 —
—
8,558 0 .2
United Kingdom — 311,259 —
—
311,259 7 .2
United States 109,630 234,994 —
—
344,624 7 .9
Zambia 11,508 — —
—
11,508 0 .3

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 231
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Preferred Stocks 7,685 21,580 — — 29,265 0 .7
Warrants and Rights — — — — — — *
Short-Term Investments — — — 161,983 161,983 3 .7
Total Investments 613,334 3,463,929 774 161,983 4,240,020 97 .7
Other Assets and Liabilities, Net
2 .3
100 .0
Other Financial Instruments
Assets
Futures Contracts 32,323 — — — 32,323 0 .7
A
Liabilities
Futures Contracts (5,919) — — — (5,919) (0 .1)
Total Other Financial Instruments
**
$ 26,404 $ — $ — $ — $ 26,404
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
688,259
Consumer Staples ...............................................................................
289,843
Energy ................................................................................................
176,342
Financial Services ..............................................................................
1,077,521
Health Care ........................................................................................
326,248
Materials and Processing ...................................................................
419,712
Producer Durables ..............................................................................
380,697
Technology .........................................................................................
564,018
Utilities ...............................................................................................
126,132
Preferred Stocks
Consumer Discretionary ....................................................................
4,130
Consumer Staples ...............................................................................
5,029
Financial Services ..............................................................................
5,079
Technology .........................................................................................
12,421
Utilities ...............................................................................................
2,606
Warrants and Rights ...................................................................
—

See accompanying notes which are an integral part of the financial statements.
232 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Short-Term Investments .............................................................
161,983
Total Investments ............................................................................... 4,240,020

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 233
Russell Investment Company
Tax-Managed International Equity Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 14,865 $ 17,45 8
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 22 8 $ 5,691
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (2,583) $ (30,273)
Foreign currency exchange contracts — (789)
Total
$ (2 ,5 83 ) $ (3 1,0 62)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 39,698 $ 2,365
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
234 Tax-Managed International Equity Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 3,010,431
Investments, at fair value(>) ........................................................................................................................................................
4,240,020
Foreign currency holdings(^) ....................................................................................................................................................... 22,816
Receivables:
Dividends and interest ...................................................................................................................................................... 12,822
Dividends from affiliated funds ....................................................................................................................................... 503
Fund shares sold ............................................................................................................................................................... 4,496
Foreign capital gains taxes recoverable ........................................................................................................................... 8,279
From broker(a) ................................................................................................................................................................. 38,199
Variation margin on futures contracts .............................................................................................................................. 26,449
Prepaid expenses .......................................................................................................................................................................... 30
Total assets ...............................................................................................................................................................
4,353,614
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 2,895
Accrued fees to affiliates .................................................................................................................................................. 3,2 80
Other accrued expenses .................................................................................................................................................... 95 3
Deferred capital gains tax liability ................................................................................................................................... 6,430
Total liabilities ...........................................................................................................................................................
13,558
Net Assets ...............................................................................................................................................................
$ 4,340,056

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 235
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 588,7 90
Shares of beneficial interest .........................................................................................................................................................
3,530
Additional paid-in capital ............................................................................................................................................................
3,747,73 6
Net Assets ...............................................................................................................................................................
$ 4,340,056
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 12.24
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 12.99
Class A — Net assets ........................................................................................................................................................... $ 46,204,105
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 3,775,013
Net asset value per share: Class C (#) .......................................................................................................................................... $ 12.12
Class C — Net assets ........................................................................................................................................................... $ 7,849,660
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 647,513
Net asset value per share: Class M (#) ......................................................................................................................................... $ 12.30
Class M — Net assets .......................................................................................................................................................... $ 1,205,640, 5 95
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 98,020,661
Net asset value per share: Class S (#) .......................................................................................................................................... $ 12.29
Class S — Net assets ............................................................................................................................................................ $ 3,080,361,609
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 250,543,494
Amounts in thousands
(^)     Foreign currency holdings - cost $ 22,565
(>)     Investments in affiliates, U.S. Cash Management Fund $ 161,983
(a)   Receivable from Broker for Futures $ 38,199
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
236 Tax-Managed International Equity Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 52,141
Dividends from affiliated funds ....................................................................................................................................... 3,492
Interest .............................................................................................................................................................................. 821
Less foreign taxes withheld ............................................................................................................................................. (5,519)
Total investment income ..............................................................................................................................................................
50,935
Expenses
Advisory fees ................................................................................................................................................................... 16,589
Administrative fees .......................................................................................................................................................... 978
Custodian fees .................................................................................................................................................................. 531
Distribution fees - Class A ............................................................................................................................................... 57
Distribution fees - Class C ............................................................................................................................................... 30
Transfer agent fees - Class A ........................................................................................................................................... 45
Transfer agent fees - Class C ........................................................................................................................................... 8
Transfer agent fees - Class M .......................................................................................................................................... 1,141
Transfer agent fees - Class S ............................................................................................................................................ 2,894
Professional fees .............................................................................................................................................................. 119
Registration fees ............................................................................................................................................................... 73
Shareholder servicing fees - Class C ............................................................................................................................... 10
Trustees’ fees .................................................................................................................................................................... 100
Printing fees ..................................................................................................................................................................... 70
Miscellaneous .................................................................................................................................................................. 207
Expenses before reductions .............................................................................................................................................. 22,852
Expense reductions .......................................................................................................................................................... (2,033)
Net expenses ................................................................................................................................................................................
20,819
Net investment income (loss) .......................................................................................................................................................
30,116
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (96,62 5 )
Investments in affiliated funds ......................................................................................................................................... (15)
Futures contracts .............................................................................................................................................................. (32,856)
Foreign currency exchange contracts ............................................................................................................................... (78 9 )
Foreign currency-related transactions .............................................................................................................................. 20 2
Net realized gain (loss) ................................................................................................................................................................
(130,08 3 )
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreig n capital gains taxes of ($7 6 ) ) ........................................................ 272,78 7
Investments in affiliated funds ......................................................................................................................................... (9)
Futures contracts .............................................................................................................................................................. 42,063
Foreign currency-related transactions .............................................................................................................................. 82 4
Net change in unrealized appreciation (depreciation) ................................................................................................................. 315,66 5
Net realized and unrealized gain (loss) ........................................................................................................................................ 185,58 2
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 215,69 8

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 237
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 30,116 $ 65,551
Net realized gain (loss) ....................................................................................................................... (130,08 3 ) (89,235)
Net change in unrealized appreciation (depreciation) ........................................................................ 315,66 5 652,141
Net increase (decrease) in net assets from operations .............................................................................. 215,69 8 628,457
Distributions
To shareholders
Class A .......................................................................................................................................... (766) (510)
Class C .......................................................................................................................................... (71) (72)
Class M ......................................................................................................................................... (21,651) (18,754)
Class S .......................................................................................................................................... (55,061) (42,536)
Net decrease in net assets from distributions ............................................................................................ (77,549) (61,872)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 220,28 0 362,697
Total Net Increase (Decrease) in Net Assets ........................................................................
358,429 929,282
Net Assets
Beginning of period .................................................................................................................................. 3,981,627 3,052,345
End of period .............................................................................................................................................
$ 4,340,056 $ 3,981,627

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
238 Tax-Managed International Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 343 $ 4,029 1,243 $ 14,164
Proceeds from reinvestment of distributions 68 766 46 510
Payments for shares redeemed (373) (4,320) (520) (5,677)
Net increase (decrease)
38 475 769 8,997
Class C
Proceeds from shares sold 54 622 113 1,272
Proceeds from reinvestment of distributions 6 71 7 72
Payments for shares redeemed (128) (1,495) (214) (2,410)
Net increase (decrease)
(68) (802) (94) (1,066)
Class M
Proceeds from shares sold 14,700 173,143 31,552 364,861
Proceeds from reinvestment of distributions 1,902 21,547 1,699 18,720
Payments for shares redeemed (24,0 20 ) (283,535) (14,848) (170,263)
Net increase (decrease)
(7,41 8 ) (88,845) 18,403 213,318
Class S
Proceeds from shares sold 44,584 526,034 48,231 552,627
Proceeds from reinvestment of distributions 4,856 55,013 3,857 42,498
Payments for shares redeemed (23,074) (271,595) (39,906) (453,677)
Net increase (decrease)
26,366 309,452 12,182 141,448
Total increase (decrease)
18,91 8 $ 220,280 31,260 $ 362,697

See accompanying notes which are an integral part of the financial statements.
240 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2025* 11.85 .07 .52 .59 (.20) (.20)
October 31, 2024 10.03 .17 1.83 2.00 (.18) (.18)
October 31, 2023 9.05 .16 .94 1.10 (.12) (.12)
October 31, 2022 12.48 .17 (3.35) (3.18) (.25) (.25)
October 31, 2021 9.53 .18 2.92 3.10 (.15) (.15)
October 31, 2020 10.53 .13 (.90) (.77) (.23) (.23)
Class C
April 30, 2025* 11.68 .02 .52 .54 (.10) (.10)
October 31, 2024 9.88 .08 1.81 1.89 (.09) (.09)
October 31, 2023 8.92 .08 .93 1.01 (.05) (.05)
October 31, 2022 12.30 .09 (3.30) (3.21) (.17) (.17)
October 31, 2021 9.41 .08 2.89 2.97 (.08) (.08)
October 31, 2020 10.41 .05 (.90) (.85) (.15) (.15)
Class M
April 30, 2025* 11.93 .09 .5 1 .60 (.23) (.23)
October 31, 2024 10.09 .22 1.83 2.05 (.21) (.21)
October 31, 2023 9.10 .20 .94 1.14 (.15) (.15)
October 31, 2022 12.55 .21 (3.37) (3.16) (.29) (.29)
October 31, 2021 9.57 .23 2.94 3.17 (.19) (.19)
October 31, 2020 10.58 .16 (.91) (.75) (.26) (.26)
Class S
April 30, 2025* 11.92 .09 .5 1 .60 (.23) (.23)
October 31, 2024 10.08 .20 1.84 2.04 (.20) (.20)
October 31, 2023 9.10 .19 .93 1.12 (.14) (.14)
October 31, 2022 12.54 .20 (3.36) (3.16) (.28) (.28)
October 31, 2021 9.57 .20 2.94 3.14 (.17) (.17)
October 31, 2020 10.57 .15 (.90) (.75) (.25) (.25)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 241
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
12.24 5.12 46,204 1.36 1.29 1.18 13
11.85 20.06 44,295 1.39 1.32 1.49 31
10.03 12.13 29,757 1.38 1.29 1.49 56
9.05 (25.93) 23,630 1.38 1.29 1.61 68
12.48 32.74 27,480 1.38 1.29 1.45 48
9.53 (7.59) 19,622 1.41 1.29 1.40 100
12.12 4.70 7,850 2.11 2.04 .40 13
11.68 19.21 8,360 2.15 2.07 .75 31
9.88 11.29 8,005 2.13 2.04 .74 56
8.92 (26.45) 7,485 2.13 2.04 .87 68
12.30 31.65 9,172 2.13 2.04 .68 48
9.41 (8.34) 6,309 2.16 2.04 .55 100
12.30 5.23 1,205,64 0 1.11 .94 1.54 13
11.93 20.54 1,257,429 1.15 .97 1.87 31
10.09 12.58 877,826 1.13 .94 1.86 56
9.10 (25.68) 728,774 1.14 .94 1.98 68
12.55 33.29 776,828 1.13 .94 1.86 48
9.57 (7.37) 318,990 1.16 .94 1.66 100
12.29 5.15 3,080,362 1.11 1.04 1.45 13
11.92 20.44 2,671,543 1.15 1.07 1.77 31
10.08 12.35 2,136,757 1.13 1.04 1.75 56
9.10 (25.70) 1,781,840 1.13 1.04 1.87 68
12.54 33.04 2,032,628 1.13 1.04 1.68 48
9.57 (7.38) 1,486,075 1.16 1.04 1.54 100

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
242 Tax-Managed International Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 202 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 2,515,484
Administrative fees 163,462
Distribution fees 13,811
Shareholder servicing fees 1,562
Transfer agent fees 585,866
$ 3,280,185
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 135,615 $ 514,954 $ 488,562 $ (15) $ (9) $ 161,983 $ 3,492 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 3,024,487,283 $ 1,294,594,078 $ (52,657,254) $ 1,241,936,824

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 243
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.7%
Argentina - 1.3%
Corp. America Airports SA(Æ) 59,152 1,151
Vista Energy SAB de CV - ADR(Æ) 129,559 5,852
YPF SA - ADR(Æ) 195,912 5,838
12,841
Australia - 4.5%
Atlas Arteria, Ltd. 2,170,344 7,200
BHP Group, Ltd. 169,469 4,018
Dalrymple Bay Infrastructure, Ltd. 103,389 272
Fortescue, Ltd. 129,847 1,321
Glencore PLC(Æ) 2,027,913 6,616
Mineral Resources, Ltd.(Æ) 7,216 96
Perenti, Ltd. 16,262 14
Qube Holdings, Ltd. 580,855 1,478
Rio Tinto PLC 110,754 6,604
Rio Tinto, Ltd. 7,113 539
Sandfire Resources, Ltd.(Æ) 131,100 849
Santos, Ltd. 36,980 143
South32, Ltd. Class B 337,987 598
Transurban Group(Æ) 1,882,454 17,014
46,762
Austria - 0.3%
Mondi PLC 55,759 848
OMV AG 49,161 2,537
3,385
Brazil - 1.7%
Adecoagro SA 98,938 924
Centrais Eletricas Brasileiras SA - ADR 96,470 743
Cia De Saneamento Basico do Estado
de Sao Paulo SABESP - ADR(Æ) 36,851 749
Cia Energetica de Minas Gerais - ADR 225,906 427
Companhia Paranaense de Energia -
Copel - ADR 31,980 259
Motiva Infraestrutura de Mobilidade SA 1,147,565 2,720
Petroleo Brasileiro SA 11,405 65
Petroleo Brasileiro SA - ADR 24,208 273
PRIO SA(Æ) 28,056 167
Sao Martinho S/A 312,520 1,075
Suzano SA 188,478 1,663
Suzano SA - ADR 144,902 1,284
Ultrapar Participacoes SA - ADR 69,292 218
Vale SA 497,218 4,631
Vale SA Class B - ADR 65,235 607
Wheaton Precious Metals Corp. 12,541 1,047
Yara International ASA 20,226 657
17,509
Canada - 3.7%
Agnico Eagle Mines, Ltd. 15,613 1,835
AltaGas, Ltd. 79,315 2,347
ARC Resources, Ltd. 111,946 2,072
Barrick Gold Corp. 74,374 1,418
Canadian Natural Resources, Ltd. 53,835 1,545
Canadian Pacific Kansas City, Ltd. 1,022 74
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cenovus Energy, Inc. 14,308 168
Enbridge, Inc. 214,499 10,031
Enerflex, Ltd. 56,123 367
Franco-Nevada Corp. Class T 9,445 1,623
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 1,260
Largo, Inc.(Æ) 181,722 279
Logan Energy Corp.(Æ) 25,659 11
NexGen Energy, Ltd.(Æ) 445,636 2,334
Nutrien, Ltd. 70,101 4,002
Pembina Pipeline Corp. 61,349 2,345
Precision Drilling Corp.(Æ) 7,179 300
South Bow Corp. Class W 9,265 229
Suncor Energy, Inc. 6,318 223
Tamarack Valley Energy, Ltd. 158,905 412
TC Energy Corp. 46,325 2,340
Teck Resources, Ltd. Class B 24,870 845
Vermilion Energy, Inc. 26,186 158
West Fraser Timber Co., Ltd. 11,152 826
Westshore Terminals Investment Corp. 24,184 447
Whitecap Resources, Inc. 147,457 836
38,329
Chile - 0.5%
Antofagasta PLC 29,173 644
Sociedad Quimica y Minera de Chile
SA - ADR 132,398 4,528
5,172
China - 1.5%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 6,708,798 2,433
CGN Power Co., Ltd. Class H(Þ) 1,301,000 415
China Longyuan Power Group Corp.,
Ltd. Class H 415,000 329
China Merchants Port Holdings Co.,
Ltd. 584,264 956
China Resources Gas Group, Ltd. 6,500 18
China Resources Power Holdings Co.,
Ltd. 142,000 345
China Tower Corp., Ltd. Class H(Þ) 2,196,000 3,191
ENN Energy Holdings, Ltd. 333,941 2,663
Guangdong Investment, Ltd. 338,000 274
Guangdong Land Holdings, Ltd.(Æ) 136,258 4
Henan Shenhuo Coal & Power Co., Ltd.
Class A 243,400 571
Jiangsu Expressway Co., Ltd. Class H 927,153 1,154
Kunlun Energy Co., Ltd. 118,000 113
Shenzhen Expressway Corp., Ltd.
Class H 238,000 203
Shenzhen International Holdings, Ltd. 582,000 597
Western Mining Co., Ltd. Class A 488,101 1,035
Wilmar International, Ltd. 402,700 944
Yuexiu Transport Infrastructure, Ltd. 58,000 26
Zhejiang Expressway Co., Ltd. Class H 312,000 259
15,530

See accompanying notes which are an integral part of the financial statements.
244 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Congo, the Democratic Republic of the - 0.7%
Ivanhoe Mines, Ltd. Class A(Æ) 772,988 6,863
Denmark - 0.2%
Vestas Wind Systems A/S 148,440 1,968
Finland - 0.5%
Kemira OYJ 20,297 418
Neste OYJ 269,838 2,789
Stora Enso OYJ Class R 21,205 197
UPM-Kymmene OYJ 80,754 2,138
5,542
France - 3.3%
Aeroports de Paris SA 60,383 7,559
Eiffage SA 6,335 862
Engie SA 48,151 994
Eramet SA 2,144 119
Gaztransport Et Technigaz SA 130 21
Getlink SE 698,372 13,257
Rubis SCA 14,047 456
Technip Energies NV 20,026 681
TotalEnergies SE 47,337 2,685
Veolia Environnement SA 80,354 2,937
Vinci SA 34,236 4,820
34,391
Germany - 0.7%
E.ON SE 83,362 1,459
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 15,692 1,035
K+S AG 26,874 467
RWE AG 103,432 4,012
6,973
Ghana - 0.7%
Kosmos Energy, Ltd.(Æ) 4,862,636 7,489
Hong Kong - 0.1%
Hutchison Port Holdings Trust Class U 1,796,100 268
United Energy Group, Ltd. 14,262,000 749
1,017
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC 160,679 1,362
India - 0.1%
Reliance Industries, Ltd. - GDR(Þ) 10,807 705
Israel - 0.2%
Equital, Ltd.(Æ) 7,002 262
ICL Group, Ltd. 80,378 536
Israel Corp., Ltd. 2,267 714
Naphtha Israel Petroleum Corp., Ltd. 56,274 362
1,874
Italy - 0.7%
Enav SpA(Þ) 102,704 457
Enel SpA 220,044 1,906
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eni SpA 62,015 880
Hera SpA 500,113 2,361
Infrastrutture Wireless Italiane SpA(Þ) 122,290 1,461
7,065
Japan - 0.9%
Ebara Corp. 72,100 1,089
Inpex Corp. 35,000 444
Japan Airport Terminal Co., Ltd. 164,200 4,716
Japan Petroleum Exploration Co., Ltd. 47,000 334
JFE Holdings, Inc. 5,600 65
Kanadevia Corp. 2,500 16
Mitsubishi Materials Corp. 8,100 127
Nippon Steel Corp. 30,000 632
Nittetsu Mining Co., Ltd. 9,000 392
Sumitomo Metal Mining Co., Ltd. 2,800 63
West Japan Railway Co. 69,800 1,464
9,342
Luxembourg - 0.1%
ArcelorMittal SA 37,979 1,128
Mexico - 2.8%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 12,506 1,113
Grupo Aeroportuario del Pacifico SAB
de CV Class B 547,467 11,115
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 11,820 2,429
Grupo Aeroportuario del Sureste SAB
de CV Class B 235,271 7,453
Grupo Aeroportuario del Sureste SAB
de CV - ADR 4,011 1,270
Grupo Mexico SAB de CV 575,513 2,990
Promotora y Operadora de
Infraestructura SAB de CV 138,547 1,550
Southern Copper Corp. 4,495 402
28,322
Netherlands - 0.0%
SBM Offshore NV 9,885 209
New Zealand - 0.4%
Auckland International Airport, Ltd. 939,106 4,199
Norway - 0.6%
Aker BP ASA 111,693 2,394
Austevoll Seafood ASA 104,639 988
Borregaard ASA - ADR 22,679 391
DNO ASA 577,404 660
DOF Group ASA 27,014 210
Equinor ASA Class N 57,663 1,318
Frontline PLC 5,903 100
Norsk Hydro ASA 55,228 292
TGS ASA - ADR 26,158 197
6,550

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 245
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Poland - 0.0%
ORLEN SA 21,816 394
Portugal - 0.8%
Galp Energia SGPS SA Class B 523,024 8,103
Russia - 0.0%
Gazprom Neft PJSC(Æ)(Š) 172,926 —
Gazprom PJSC(Æ)(Š) 643,570 —
Gazprom PJSC - ADR(Æ)(Š) 30,369 —
GMK Norilskiy Nickel PAO(Æ)(Š) 1,789,700 —
LUKOIL PJSC(Æ)(Š) 35,888 —
LUKOIL PJSC - ADR(Æ)(Š) 2,369 —
MMC Norilsk Nickel PJSC - ADR(Æ)
(Š) 11 —
Novatek PJSC(Æ)(Š) 93,200 —
PhosAgro PJSC(Æ)(Š) 11,936 —
PhosAgro PJSC - GDR(Æ)(Š) 231 —
Polyus PJSC(Æ)(Š) 17,780 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Rosneft Oil Co. PJSC(Æ)(Š) 97,843 —
Tatneft PJSC(Æ)(Š) 107,472 —
Tatneft PJSC - ADR(Æ)(Š) 4,325 —
—
Singapore - 0.1%
SATS, Ltd. 415,700 899
SIA Engineering Co., Ltd. 119,800 206
1,105
South Africa - 0.9%
African Rainbow Minerals, Ltd. 82,565 692
Anglo American PLC 170,302 4,614
Gold Fields, Ltd. - ADR 38,878 876
Impala Platinum Holdings, Ltd.(Æ) 36,811 221
Sibanye Stillwater, Ltd.(Æ) 2,010,280 2,322
Thungela Resources, Ltd. 7,364 37
8,762
South Korea - 0.1%
POSCO Holdings, Inc. 3,313 607
Spain - 1.9%
Aena SME SA(Þ) 51,996 13,074
Iberdrola SA 333,214 6,007
Repsol SA 67,381 828
19,909
Sweden - 0.2%
Boliden AB(Æ) 13,208 407
Svenska Cellulosa AB SCA Class B 94,077 1,227
1,634
Switzerland - 1.0%
Flughafen Zurich AG 35,411 8,989
SIG Group AG(Æ) 54,762 1,055
10,044
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thailand - 0.0%
PTT Exploration & Production PCL 98,800 295
United Kingdom - 1.6%
EnQuest PLC(Æ) 1,644,647 301
Harbour Energy PLC 542,690 1,108
National Grid PLC 776,323 11,222
Severn Trent PLC Class H 93,324 3,475
SSE PLC 22,480 508
16,614
United States - 63.3%
Acadia Realty Trust(ö) 16,514 315
Advanced Drainage Systems, Inc. 22,693 2,575
Aemetis, Inc.(Æ) 133,921 169
AES Corp. (The) 42,548 425
AGCO Corp. 15,040 1,276
Agree Realty Corp.(ö) 164,857 12,795
Albemarle Corp. 43,304 2,535
Alexander & Baldwin, Inc.(ö) 10,313 177
Alexandria Real Estate Equities, Inc.(ö) 22,338 1,623
Alliant Energy Corp. 12,104 739
Amcor PLC 69,133 636
Ameresco, Inc. Class A(Æ) 160,112 1,702
American Assets Trust, Inc.(ö) 20,995 393
American Electric Power Co., Inc. 68,684 7,441
American Healthcare REIT, Inc.(ö) 192,105 6,201
American Homes 4 Rent Class A(ö) 163,769 6,123
American Tower Corp.(ö) 18,971 4,276
American Water Works Co., Inc. 6,889 1,013
Americold Realty Trust, Inc.(ö) 19,178 371
Apple Hospitality REIT, Inc.(ö) 12,742 150
Archer-Daniels-Midland Co. 29,724 1,419
Array Technologies, Inc.(Æ) 483,902 2,313
Atmos Energy Corp. 4,584 736
AvalonBay Communities, Inc.(ö) 74,124 15,565
Avery Dennison Corp. 4,455 762
BP PLC 2,022,822 9,252
Brixmor Property Group, Inc.(ö) 371,196 9,246
Broadstone Net Lease, Inc.(ö) 22,267 360
Bunge, Ltd. 8,340 657
BXP, Inc.(ö) 19,458 1,240
California Resources Corp. 148,944 5,140
Camden Property Trust(ö) 8,406 957
CareTrust REIT, Inc.(ö) 32,578 954
CenterPoint Energy, Inc. 60,047 2,329
Centerspace(ö) 4,688 283
CF Industries Holdings, Inc. 8,863 695
Cheniere Energy, Inc. 58,238 13,459
Chevron Corp. 11,431 1,555
Civitas Resources, Inc. 60,220 1,641
Clean Energy Fuels Corp.(Æ) 500,493 726
CNX Resources Corp.(Æ) 22,415 660
ConocoPhillips 29,216 2,604
Consolidated Edison, Inc. 4,473 504
Constellation Energy Corp. 25,951 5,798
COPT Defense Properties(ö) 16,229 424

See accompanying notes which are an integral part of the financial statements.
246 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Corteva, Inc. 66,558 4,126
Cousins Properties, Inc.(ö) 28,371 781
Crescent Energy Co. Class A 22,779 189
Crown Castle, Inc.(ö) 15,497 1,639
CubeSmart(ö) 164,706 6,699
Darling Ingredients, Inc.(Æ) 271,156 8,729
Deere & Co. 643 298
DiamondRock Hospitality Co.(ö) 27,431 201
Digital Realty Trust, Inc.(ö) 102,855 16,512
Diversified Healthcare Trust(ö) 57,035 129
Dominion Energy, Inc. 89,412 4,862
DT Midstream, Inc. 38,245 3,717
Duke Energy Corp. 88,529 10,802
EastGroup Properties, Inc.(ö) 41,845 6,838
Edison International 11,630 622
Elme Communities(ö) 14,560 227
Empire State Realty Trust, Inc. Class
A(ö) 40,565 289
Enphase Energy, Inc.(Æ) 28,757 1,282
Entergy Corp. 5,380 447
Enterprise Products Partners, LP 28,820 862
EOG Resources, Inc. 8,795 970
EPR Properties(ö) 116,617 5,771
Equinix, Inc.(ö) 37,114 31,946
Equity LifeStyle Properties, Inc. Class
A(ö) 12,834 831
Equity Residential(ö) 41,190 2,894
Essential Properties Realty Trust, Inc.
(ö) 361,537 11,631
Essex Property Trust, Inc.(ö) 38,639 10,786
Evergy, Inc. 35,614 2,461
Eversource Energy 37,961 2,258
Exelon Corp. 116,491 5,463
Expand Energy Corp. 3,495 363
Extra Space Storage, Inc.(ö) 35,299 5,172
Exxon Mobil Corp. 41,602 4,394
Farmland Partners, Inc.(ö) 34,149 344
Federal Realty Investment Trust(ö) 3,825 360
First Industrial Realty Trust, Inc.(ö) 109,595 5,215
First Solar, Inc.(Æ) 22,075 2,777
FirstEnergy Corp. 28,631 1,228
FMC Corp. 5,228 219
Four Corners Property Trust, Inc.(ö) 11,225 314
Franklin Street Properties Corp.(ö) 67,977 107
Freeport-McMoRan, Inc. 116,637 4,202
Gaming and Leisure Properties, Inc.(ö) 44,116 2,111
Getty Realty Corp.(ö) 3,271 92
GFL Environmental, Inc. 47,416 2,366
Gladstone Commercial Corp.(ö) 14,007 198
Global Net Lease, Inc.(ö) 11,227 85
GrafTech International, Ltd.(Æ) 176,375 112
Graphic Packaging Holding Co. 18,712 474
Green Plains, Inc.(Æ) 287,848 1,031
Gulfport Energy Corp.(Æ) 4,562 787
Halliburton Co. 31,579 626
Healthcare Realty Trust, Inc.(ö) 20,098 312
Healthpeak Properties, Inc.(ö) 355,334 6,339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hess Corp. 4,949 639
Highwoods Properties, Inc.(ö) 8,520 242
Host Hotels & Resorts, Inc.(ö) 56,029 791
Hyatt Hotels Corp. Class A 8,899 1,003
Independence Realty Trust, Inc.(ö) 260,811 5,068
International Paper Co. 8,706 398
Invitation Homes, Inc.(ö) 77,709 2,657
Iron Mountain, Inc.(ö) 150,584 13,503
JBG Smith Properties(ö) 1,750 24
Kilroy Realty Corp.(ö) 12,473 393
Kimco Realty Corp.(ö) 175,150 3,500
Kinder Morgan, Inc. 306,259 8,055
Kite Realty Group Trust(ö) 99,755 2,160
Lamar Advertising Co. Class A(ö) 9,379 1,067
LTC Properties, Inc.(ö) 5,502 197
Macerich Co. (The)(ö) 26,538 389
Magnolia Oil & Gas Corp. Class A 69,013 1,417
Medical Properties Trust, Inc.(ö) 70,874 391
Mid-America Apartment Communities,
Inc.(ö) 86,001 13,730
Mosaic Co. (The) 58,507 1,779
National Health Investors, Inc.(ö) 5,771 437
National Storage Affiliates Trust(ö) 11,415 425
NET Lease Office Properties(Æ)(ö) 1,247 38
NETSTREIT Corp.(ö) 4,558 74
Newmont Corp. 41,779 2,201
NexPoint Residential Trust, Inc.(ö) 7,245 270
NextEra Energy, Inc. 117,126 7,833
NEXTracker, Inc. Class A(Æ) 59,811 2,429
NiSource, Inc. 21,022 822
NNN REIT, Inc.(ö) 21,664 891
Noble Corp. PLC 14,841 323
Norfolk Southern Corp. 3,731 836
Northern Oil and Gas, Inc. 14,784 359
Nucor Corp. 7,145 853
Omega Healthcare Investors, Inc.(ö) 59,108 2,308
ONEOK, Inc. 94,188 7,738
OUTFRONT Media, Inc.(ö) 15,798 239
Ovintiv, Inc. 9,708 326
Packaging Corp. of America 2,995 556
Park Hotels & Resorts, Inc.(ö) 59,353 590
Patterson-UTI Energy, Inc. 36,518 206
Pebblebrook Hotel Trust(ö) 22,646 205
Permian Resources Corp. 20,008 236
PG&E Corp. 65,767 1,086
Phillips 66 640 67
Phillips Edison & Co., Inc.(ö) 16,044 557
Piedmont Office Realty Trust, Inc. Class
A(ö) 1,626 10
Pinnacle West Capital Corp. 5,317 506
Plymouth Industrial REIT, Inc.(ö) 13,640 203
Prologis, Inc.(ö) 280,243 28,641
ProPetro Holding Corp.(Æ) 49,442 246
Public Service Enterprise Group, Inc. 86,262 6,895
Public Storage(ö) 72,537 21,792
Realty Income Corp.(ö) 92,365 5,344
Regal Rexnord Corp. 3,044 322

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 247
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Regency Centers Corp.(ö) 38,062 2,747
Reliance, Inc. 1,301 375
Republic Services, Inc. Class A 12,985 3,256
REX American Resources Corp.(Æ) 8,144 323
Rexford Industrial Realty, Inc.(ö) 36,743 1,216
RLJ Lodging Trust(ö) 28,630 201
Ryman Hospitality Properties, Inc.(ö) 34,930 3,072
Sabra Health Care REIT, Inc.(ö) 34,397 614
Safehold, Inc.(ö) 11,430 180
SBA Communications Corp.(ö) 6,599 1,606
Schlumberger NV 5,192 173
Sealed Air Corp. 7,430 205
Select Water Solutions, Inc. Class A 21,426 183
Sempra Energy 25,827 1,918
Shell PLC 386,367 12,362
Simon Property Group, Inc.(ö) 139,808 22,003
SITE Centers Corp.(ö) 20,251 240
SL Green Realty Corp.(ö) 28,242 1,486
SM Energy Co. 12,278 280
SmartStop Self Storage REIT, Inc. 97,021 3,409
Smurfit WestRock PLC 25,629 1,071
SolarEdge Technologies, Inc.(Æ) 213,574 2,613
Southern Co. (The) 65,786 6,045
STAG Industrial, Inc.(ö) 12,551 415
Steel Dynamics, Inc. 3,364 436
Summit Hotel Properties, Inc.(ö) 51,855 211
Sun Communities, Inc.(ö) 95,012 11,822
Sunrun, Inc.(Æ) 652,940 4,499
Sunstone Hotel Investors, Inc.(ö) 24,220 202
Talos Energy, Inc.(Æ) 7,468 51
Tanger, Inc.(ö) 13,216 416
Targa Resources Corp. 47,619 8,138
Tenaris SA 63,568 1,058
Terreno Realty Corp.(ö) 78,050 4,397
TXNM Energy, Inc. 602 32
UDR, Inc.(ö) 28,253 1,183
UGI Corp. 75,890 2,488
Union Pacific Corp. 4,120 889
Ventas, Inc.(ö) 227,144 15,918
Veris Residential, Inc.(ö) 26,987 419
VICI Properties, Inc.(ö) 431,276 13,809
Vital Energy, Inc.(Æ) 7,169 102
Vornado Realty Trust(ö) 196,094 6,918
Welltower, Inc.(ö) 222,102 33,891
Weyerhaeuser Co.(ö) 12,899 334
Whitestone REIT Class B(ö) 29,192 381
Williams Cos., Inc. (The) 46,843 2,744
WP Carey, Inc.(ö) 36,141 2,257
Xcel Energy, Inc. 68,704 4,857
Xenia Hotels & Resorts, Inc.(ö) 19,880 212
Zurn Elkay Water Solutions Corp. 13,656 464
651,092
Zambia - 0.2%
First Quantum Minerals, Ltd.(Æ) 152,532 2,048
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Common Stocks
(cost $789,420) 985,134
Preferred Stocks - 1.2%
Brazil - 1.2%
Bradespar SA
12.025% (Ÿ) 2,251,991 6,424
Petroleo Brasileiro SA
11.216% (Ÿ) 1,091,987 5,771
12,195
Russia - 0.0%
Surgutneftegas PAO
0.000% (Æ)(Š) 1,385,000 —
Tatneft PJSC
0.000% (Æ)(Š) 281,695 —
—
Total Preferred Stocks
(cost $15,697) 12,195
Short-Term Investments - 2.7%
United States - 2.7%
U.S. Cash Management Fund(@) 27,472,065 (∞) 27,464
Total Short-Term Investments
(cost $27,464) 27,464
Total Investments - 99.6%
(identified cost $832,581) 1,024,793
Other Assets and Liabilities,
Net - 0.4%
4,245
Net Assets - 100.0%
1,029,038

See accompanying notes which are an integral part of the financial statements.
248 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.9%
Aena SME SA 04/22/20 EUR 51,996 125.26 6,513
13,074
CGN Power Co., Ltd. 03/07/23 HKD 1,301,000 0.24 314
415
China Tower Corp., Ltd. 03/03/25 HKD 2,196,000 1.41 3,089
3,191
Enav SpA 09/28/22 EUR 102,704 3.71 381
457
Infrastrutture Wireless Italiane SpA 11/14/22 EUR 122,290 10.27 1,256
1,461
Polyus PJSC 10/20/22 1 — —
—
Reliance Industries, Ltd. 03/20/23 10,807 49.02 530 705
19,303
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 49 USD 13,688 06/25 31
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 31
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada CAD 1 USD 1 05/01/25 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 12,841 $ — $ —
$ —
$ 12,841 1 .3
Australia — 46,762 —
—
46,762 4 .5
Austria — 3,385 —
—
3,385 0 .3
Brazil 16,852 657 —
—
17,509 1 .7
Canada 38,329 — —
—
38,329 3 .7
Chile 4,528 644 —
—
5,172 0 .5
China — 15,530 —
—
15,530 1 .5
Congo, the Democratic Republic of the 6,863 — —
—
6,863 0 .7
Denmark — 1,968 —
—
1,968 0 .2
Finland — 5,542 —
—
5,542 0 .5
France — 34,391 —
—
34,391 3 .3

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 249
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Germany — 6,973 —
—
6,973 0 .7
Ghana 7,489 — —
—
7,489 0 .7
Hong Kong — 1,017 —
—
1,017 0 .1
Hungary — 1,362 —
—
1,362 0 .1
India — 705 —
—
705 0 .1
Israel — 1,874 —
—
1,874 0 .2
Italy — 7,065 —
—
7,065 0 .7
Japan — 9,342 —
—
9,342 0 .9
Luxembourg — 1,128 —
—
1,128 0 .1
Mexico 28,322 — —
—
28,322 2 .8
Netherlands — 209 —
—
209 —
*
New Zealand — 4,199 —
—
4,199 0 .4
Norway — 6,550 —
—
6,550 0 .6
Poland — 394 —
—
394 —
*
Portugal — 8,103 —
—
8,103 0 .8
Russia — — —
—
— —
Singapore — 1,105 —
—
1,105 0 .1
South Africa 876 7,886 —
—
8,762 0 .9
South Korea — 607 —
—
607 0 .1
Spain — 19,909 —
—
19,909 1 .9
Sweden — 1,634 —
—
1,634 0 .2
Switzerland — 10,044 —
—
10,044 1 .0
Thailand — 295 —
—
295 —
*
United Kingdom — 16,614 —
—
16,614 1 .6
United States 627,349 23,743 —
—
651,092 63 .3
Zambia 2,048 — —
—
2,048 0 .2
Preferred Stocks 12,195 — — — 12,195 1 .2
Short-Term Investments — — — 27,464 27,464 2 .7
Total Investments 757,692 239,637 — 27,464 1,024,793 99 .6
Other Assets and Liabilities, Net
0 .4
100 .0
Other Financial Instruments
Assets
Futures Contracts 31 — — — 31 —
*
Total Other Financial Instruments
**
$ 31 $ — $ — $ — $ 31
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

See accompanying notes which are an integral part of the financial statements.
250 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
1,902
Consumer Staples ...............................................................................
4,932
Energy ................................................................................................
118,172
Financial Services ..............................................................................
414,974
Materials and Processing ...................................................................
122,827
Producer Durables ..............................................................................
129,113
Technology .........................................................................................
4,126
Utilities ...............................................................................................
189,088
Preferred Stocks
Energy ................................................................................................
5,771
Financial Services ..............................................................................
6,424
Short-Term Investments .............................................................
27,464
Total Investments ............................................................................... 1,024,793

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 251
Russell Investment Company
Tax-Managed Real Assets Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 31
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,027 $ —
Foreign currency exchange contracts — 154
Total
$ 1,027 $ 154
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ (58) $ —
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
252 Tax-Managed Real Assets Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 832,581
Investments, at fair value(>) ........................................................................................................................................................
1,024,793
Foreign currency holdings(^) ....................................................................................................................................................... 1,642
Receivables:
Dividends and interest ...................................................................................................................................................... 1,920
Dividends from affiliated funds ....................................................................................................................................... 114
Investments sold ............................................................................................................................................................... 1
Fund shares sold ............................................................................................................................................................... 1,231
From broker(a) ................................................................................................................................................................. 1,052
Variation margin on futures contracts .............................................................................................................................. 31
Prepaid expenses .......................................................................................................................................................................... 8
Total assets ...............................................................................................................................................................
1,030,792
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 707
Accrued fees to affiliates .................................................................................................................................................. 812
Other accrued expenses .................................................................................................................................................... 235
Total liabilities ...........................................................................................................................................................
1,754
Net Assets ...............................................................................................................................................................
$ 1,029,038

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 253
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 93,160
Shares of beneficial interest .........................................................................................................................................................
857
Additional paid-in capital ............................................................................................................................................................
935,021
Net Assets ...............................................................................................................................................................
$ 1,029,038
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) ..........................................................................................................................................
$ 11.97
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 12.70
Class A — Net assets ........................................................................................................................................................... $ 9,207,915
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 769,131
Net asset value per share: Class C (#) ..........................................................................................................................................
$ 11.86
Class C — Net assets ........................................................................................................................................................... $ 1,046,110
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 88,229
Net asset value per share: Class M (#) .........................................................................................................................................
$ 12.02
Class M — Net assets .......................................................................................................................................................... $ 299,250,495
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 24,896,732
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 12.01
Class S — Net assets ............................................................................................................................................................ $ 719,533,557
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 59,903,727
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,635
(>)     Investments in affiliates, U.S. Cash Management Fund $ 27,464
(a)   Receivable from Broker for Futures $ 1,052
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
254 Tax-Managed Real Assets Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 17,688
Dividends from affiliated funds ....................................................................................................................................... 650
Interest .............................................................................................................................................................................. 32
Total investment income ..............................................................................................................................................................
18,370
Expenses
Advisory fees ................................................................................................................................................................... 4,392
Administrative fees .......................................................................................................................................................... 248
Custodian fees .................................................................................................................................................................. 96
Distribution fees - Class A ............................................................................................................................................... 13
Distribution fees - Class C ............................................................................................................................................... 4
Transfer agent fees - Class A ........................................................................................................................................... 11
Transfer agent fees - Class C ........................................................................................................................................... 1
Transfer agent fees - Class M .......................................................................................................................................... 303
Transfer agent fees - Class S ............................................................................................................................................ 721
Professional fees .............................................................................................................................................................. 57
Registration fees ............................................................................................................................................................... 48
Shareholder servicing fees - Class C ............................................................................................................................... 1
Trustees’ fees .................................................................................................................................................................... 26
Printing fees ..................................................................................................................................................................... 50
Miscellaneous .................................................................................................................................................................. 137
Expenses before reductions .............................................................................................................................................. 6,108
Expense reductions .......................................................................................................................................................... (608)
Net expenses ................................................................................................................................................................................
5,500
Net investment income (loss) .......................................................................................................................................................
12,870
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (12,239)
Investments in affiliated funds ......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. 1,027
Foreign currency exchange contracts ............................................................................................................................... 154
Foreign currency-related transactions .............................................................................................................................. (286)
Net realized gain (loss) ................................................................................................................................................................
(11,348)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (51,741)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (58)
Foreign currency-related transactions .............................................................................................................................. 254
Net change in unrealized appreciation (depreciation) ................................................................................................................. (51,547)
Net realized and unrealized gain (loss) ........................................................................................................................................ (62,895)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (50,025)

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 255
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 12,870 $ 23,338
Net realized gain (loss) ....................................................................................................................... (11,348) (31,026)
Net change in unrealized appreciation (depreciation) ........................................................................ (51,547) 184,956
Net increase (decrease) in net assets from operations .............................................................................. (50,025) 177,268
Distributions
To shareholders
Class A .......................................................................................................................................... (218) (152)
Class C .......................................................................................................................................... (13) (14)
Class M ......................................................................................................................................... (6,543) (6,554)
Class S .......................................................................................................................................... (15,838) (13,286)
Net decrease in net assets from distributions ............................................................................................ (22,612) (20,006)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 52,714 114,804
Total Net Increase (Decrease) in Net Assets ........................................................................
(19,923) 272,066
Net Assets
Beginning of period .................................................................................................................................. 1,048,961 776,895
End of period .............................................................................................................................................
$ 1,029,038 $ 1,048,961

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
256 Tax-Managed Real Assets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 94 $ 1,166 331 $ 3,986
Proceeds from reinvestment of distributions 18 217 13 152
Payments for shares redeemed (189) (2,327) (115) (1,338)
Net increase (decrease)
(77) (944) 229 2,800
Class C
Proceeds from shares sold 7 85 25 287
Proceeds from reinvestment of distributions 1 13 1 14
Payments for shares redeemed (14) (171) (22) (262)
Net increase (decrease)
(6) (73) 4 39
Class M
Proceeds from shares sold 4,079 50,230 8,292 100,571
Proceeds from reinvestment of distributions 544 6,510 540 6,539
Payments for shares redeemed (6,522) (83,506) (5,579) (67,105)
Net increase (decrease)
(1,899) (26,766) 3,253 40,005
Class S
Proceeds from shares sold 10,817 136,884 14,377 171,972
Proceeds from reinvestment of distributions 1,319 15,774 1,092 13,231
Payments for shares redeemed (5,919) (72,161) (9,378) (113,243)
Net increase (decrease)
6,217 80,497 6,091 71,960
Total increase (decrease)
4,235 $ 52,714 9,577 $ 114,804

See accompanying notes which are an integral part of the financial statements.
258 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2025 * 12.83 .14 (.75) (.61) (.25) (.25)
October 31, 2024 10.77 .26 2.04 2.30 (.24) (.24)
October 31, 2023 11.51 .31 (.69) (.38) (.36) (.36)
October 31, 2022 13.28 .31 (1.85) (1.54) (.23) (.23)
October 31, 2021 9.11 .17 4.18 4.35 (.18) (.18)
October 31, 2020 10.40 .13 (1.33) (1.20) (.09) (.09)
Class C
April 30, 2025 * 12.64 .09 (.73) (.64) (.14) (.14)
October 31, 2024 10.62 .17 2.00 2.17 (.15) (.15)
October 31, 2023 11.39 .22 (.69) (.47) (.30) (.30)
October 31, 2022 13.15 .22 (1.83) (1.61) (.15) (.15)
October 31, 2021 9.04 .08 4.16 4.24 (.13) (.13)
October 31, 2020 10.37 .06 (1.33) (1.27) (.06) (.06)
Class M
April 30, 2025 * 12.89 .16 (.75) (.59) (.28) (.28)
October 31, 2024 10.82 .31 2.04 2.35 (.28) (.28)
October 31, 2023 11.56 .35 (.69) (.34) (.40) (.40)
October 31, 2022 13.33 .36 (1.85) (1.49) (.28) (.28)
October 31, 2021 9.13 .22 4.20 4.42 (.22) (.22)
October 31, 2020 10.41 .17 (1.34) (1.17) (.11) (.11)
Class S
April 30, 2025 * 12.88 .15 (.75) (.60) (.27) (.27)
October 31, 2024 10.81 .30 2.04 2.34 (.27) (.27)
October 31, 2023 11.55 .34 (.70) (.36) (.38) (.38)
October 31, 2022 13.32 .35 (1.86) (1.51) (.26) (.26)
October 31, 2021 9.13 .20 4.19 4.39 (.20) (.20)
October 31, 2020 10.41 .16 (1.34) (1.18) (.10) (.10)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 259
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
11.97 (4.76) 9,208 1.42 1.34 2.22 25
12.83 21.49 10,859 1.42 1.33 2.15 42
10.77 (3.51) 6,654 1.42 1.33 2.62 50
11.51 (11.76) 6,073 1.42 1.33 2.47 43
13.28 48.29 5,370 1.42 1.33 1.44 40
9.11 (11.65) 2,642 1.47 1.33 1.43 81
11.86 (5.04) 1,046 2.17 2.09 1.45 25
12.64 20.56 1,188 2.17 2.08 1.46 42
10. 62 (4.30) 960 2.17 2.08 1.90 50
11.39 (12.40) 828 2.17 2.08 1.74 43
13.15 47.21 531 2.17 2.08 .65 40
9.04 (12.35) 392 2.22 2.08 .66 81
12.02 (4.56) 299,250 1.18 .99 2.56 25
12.89 21.85 345,440 1.17 .98 2.52 42
10.82 (3.17) 254,716 1.17 .98 2.97 50
11.56 (11.42) 255,604 1.17 .98 2.84 43
13.33 48.95 255,918 1.17 .98 1.79 40
9.13 (11.39) 95,547 1.22 .98 1.80 81
12.01 (4.63) 719,534 1.18 1.09 2.46 25
12.88 21.77 691,474 1.17 1.08 2.44 42
10. 81 (3.28) 514,565 1.17 1.08 2.87 50
11.55 (11.51) 540,826 1.17 1.08 2.74 43
13.32 48.63 532,442 1.17 1.08 1.66 40
9.13 (11.44) 353,896 1.22 1.08 1.70 81

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
260 Tax-Managed Real Assets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2025 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 627,881
Administrative fees 39,727
Distribution fees 2,498
Shareholder servicing fees 209
Transfer agent fees 141,295
$ 811,610
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 44,610 $ 160,762 $ 177,902 $ (4) $ (2) $ 27,464 $ 650 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 834,382,855 $ 234,187,856 $ (43,746,396) $ 190,441,460

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 261
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 89.4%
Asset-Backed Securities - 3.7%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 657 499
American Airlines Pass-Through Trust
Series 2013-1 Class A
4.000% due 07/15/25 305 303
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 536 495
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 55 52
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 61 52
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 187 146
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 378 368
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 912 860
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 584 523
Driven Brands Funding LLC
Series 2021-1A Class A2
2.791% due 10/20/51 (Þ) 259 241
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 77 70
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 1,027 785
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 775 730
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 568 438
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 319 283
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 408 375
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 138 127
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 53 48
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 178 155
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 203 168
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 523 423
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 323 231
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 107 100
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 353
Pagaya AI Debt Grantor Trust
Series 2025-1 Class B
5.628% due 07/15/32 (Þ) 300 298
Primose Funding LLC
Series 2019-1A Class A2
4.475% due 07/30/49 (Þ) 958 947
SoFi Professional Loan Program LLC
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 384
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 229 226
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 544
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 880
SoFi Professional Loan Program Trust
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 813
Series 2018-D Class R1
0.000% due 02/25/48 (Æ)(Š)(Þ) 43 267
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 514
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 524 513
Series 2021-1A Class A2II
2.636% due 08/20/51 (Þ) 579 486
Sunnova Sol II Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 304 251
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 697 577
Sunrun Bacchus Issuer LLC
Series 2025-1A Class A2A
6.410% due 04/30/60 (Þ) 699 685
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 341 319
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 464 452
Wingstop Funding LLC
Series 2024-1A Class A2
5.858% due 12/05/54 (Þ) 900 921

See accompanying notes which are an integral part of the financial statements.
262 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Zaxbys Funding LLC
Series 2021-1A Class A2
3.238% due 07/30/51 (Þ) 722 668
Series 2024-1A Class A2I
6.594% due 04/30/54 (Þ) 447 450
18,020
Corporate Bonds and Notes - 30.5%
Consumer Discretionary - 8.3%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 129 118
Adient Global Holdings, Ltd.
7.500% due 02/15/33 (Þ) 882 836
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 241 239
5.750% due 04/20/29 (Þ) 299 290
American Airlines Pass-Through Trust
Series 2015-1 Class A
3.375% due 05/01/27 53 51
Aptiv Swiss Holdings, Ltd.
6.875% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.385%)(Ê) 164 153
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 242 238
Arches Buyer, Inc.
4.250% due 06/01/28 (Þ) 208 196
Bath & Body Works, Inc.
6.950% due 03/01/33 140 139
6.750% due 07/01/36 152 150
Series WI
6.875% due 11/01/35 732 736
Boyd Gaming Corp.
Series WI
4.750% due 12/01/27 242 237
Brunswick Corp.
5.100% due 04/01/52 113 84
Caesars Entertainment, Inc.
7.000% due 02/15/30 (Þ) 296 303
Carnival Corp.
4.000% due 08/01/28 (Þ) 163 156
6.000% due 05/01/29 (Þ) 861 856
7.000% due 08/15/29 (Þ) 59 62
Carvana Co.
9.000% due 06/01/31 (Þ) 1,091 1,230
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/27 (Þ) 517 510
4.750% due 03/01/30 (Þ) 758 716
4.250% due 01/15/34 (Þ) 1,247 1,049
Series DMTN
5.000% due 02/01/28 (Þ) 29 28
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
Series WI
3.750% due 02/15/28 132 128
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Clarios Global, LP / Clarios US
Finance Co.
6.750% due 05/15/28 (Þ) 271 276
Clear Channel Outdoor Holdings, Inc.
7.875% due 04/01/30 (Þ) 514 515
CMG Media Corp.
8.875% due 06/18/29 (Þ) 213 187
Comcast Corp.
Series WI
2.887% due 11/01/51 64 39
CSC Holdings LLC
Series 144A
11.750% due 01/31/29 (Þ) 811 766
4.625% due 12/01/30 (Þ) 973 450
Darden Restaurants, Inc.
3.850% due 05/01/27 124 122
Discovery Communications LLC
4.650% due 05/15/50 71 49
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 264 240
5.750% due 12/01/28 (Þ) 57 48
Series WI
7.750% due 07/01/26 324 282
EchoStar Corp.
3.875% due 11/30/30 156 168
6.750% due 11/30/30 181 169
Series .
10.750% due 11/30/29 1,237 1,308
FactSet Research Systems, Inc.
2.900% due 03/01/27 130 125
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 73 72
4.500% due 10/24/28 (Þ) 51 51
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
6.750% due 01/15/30 (Þ) 220 192
Forestar Group, Inc.
6.500% due 03/15/33 (Þ) 308 300
Full House Resorts, Inc.
8.250% due 02/15/28 (Þ) 649 609
General Motors Financial Co., Inc.
5.800% due 06/23/28 115 117
Hasbro, Inc.
3.500% due 09/15/27 130 127
Hyatt Hotels Corp.
4.375% due 09/15/28 42 41
iHeart Communications, Inc.
4.750% due 01/15/28 (Þ) 327 241
JB Poindexter & Co., Inc.
8.750% due 12/15/31 (Þ) 649 653
Kohl's Corp.
4.625% due 05/01/31 510 319
5.550% due 07/17/45 163 77
Landsea Homes Corp.
8.875% due 04/01/29 (Þ) 693 657
Las Vegas Sands Corp.

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 263
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.500% due 08/18/26 121 118
LGI Homes, Inc.
7.000% due 11/15/32 (Þ) 687 634
Live Nation Entertainment, Inc.
6.500% due 05/15/27 (Þ) 225 228
4.750% due 10/15/27 (Þ) 382 374
LKQ Corp.
Series WI
5.750% due 06/15/28 115 117
Macy's Retail Holdings LLC
4.500% due 12/15/34 253 193
6.375% due 03/15/37 257 202
5.125% due 01/15/42 229 150
4.300% due 02/15/43 383 230
Marriott International, Inc.
5.550% due 10/15/28 162 167
Mattel, Inc.
3.750% due 04/01/29 (Þ) 223 210
McDonald's Corp.
5.700% due 02/01/39 66 68
Meritage Homes Corp.
Series WI
5.125% due 06/06/27 62 62
MGM Resorts International
6.500% due 04/15/32 240 237
Michaels Cos, Inc. (The)
7.875% due 05/01/29 (Þ) 312 109
Midwest Gaming Borrower LLC /
Midwest Gaming Finance Corp.
4.875% due 05/01/29 (Þ) 488 462
Mohegan Tribal Finance Authority
Revenue Bonds
13.250% due 12/15/27 (Þ) 203 225
Murphy Oil Corp.
4.750% due 09/15/29 189 182
Neptune Bidco US, Inc.
9.290% due 04/15/29 (Þ) 566 503
Newell Brands, Inc.
5.700% due 04/01/26 197 195
6.375% due 05/15/30 446 406
6.875% due 04/01/36 1,252 1,090
7.000% due 04/01/46 684 529
Nike, Inc.
3.375% due 11/01/46 168 120
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/26 (Þ) 220 212
6.950% due 09/15/26 (Þ) 1,518 1,531
Nordstrom, Inc.
4.375% due 04/01/30 395 350
5.000% due 01/15/44 808 566
Series WI
4.250% due 08/01/31 403 343
OPENLANE, Inc.
5.125% due 06/01/25 (Þ) 177 177
Phinia, Inc.
6.625% due 10/15/32 (Þ) 459 450
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
QVC, Inc.
5.950% due 03/15/43 432 196
QXO Building Products, Inc.
6.750% due 04/30/32 (Þ) 391 392
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 582 503
4.625% due 04/06/31 (Þ) 101 81
Series REGS
4.625% due 04/16/29 (Þ) 463 400
Royal Caribbean Cruises, Ltd.
5.500% due 08/31/26 (Þ) 762 763
7.500% due 10/15/27 222 234
3.700% due 03/15/28 665 637
Sabre GLBL, Inc.
7.320% due 08/01/26 276 283
8.625% due 06/01/27 (Þ) 631 606
10.750% due 11/15/29 (Þ) 495 474
Sirius XM Radio, Inc.
3.875% due 09/01/31 (Þ) 365 313
Six Flags Entertainment Corp.
6.625% due 05/01/32 (Þ) 311 314
Staples, Inc.
10.750% due 09/01/29 (Þ) 210 182
12.750% due 01/15/30 (Þ) 315 182
Starbucks Corp.
3.750% due 12/01/47 74 53
Steelcase, Inc.
5.125% due 01/18/29 597 568
TEGNA, Inc.
4.625% due 03/15/28 229 219
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 991 1,129
Time Warner Cable LLC
6.750% due 06/15/39 69 69
TKC Holdings, Inc.
Series 144A
6.875% due 05/15/28 (Þ) 232 233
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 59 58
Travel + Leisure Co.
5.750% due 04/01/27 504 507
Under Armour, Inc.
3.250% due 06/15/26 646 627
United Airlines, Inc.
Series 144A
4.375% due 04/15/26 (Þ) 210 207
Univision Communications, Inc.
8.000% due 08/15/28 (Þ) 294 286
VF Corp.
6.450% due 11/01/37 568 474
Walgreens Boots Alliance, Inc.
3.450% due 06/01/26 138 135
3.200% due 04/15/30 772 726

See accompanying notes which are an integral part of the financial statements.
264 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.500% due 11/18/34 100 94
4.800% due 11/18/44 533 492
4.650% due 06/01/46 197 179
4.100% due 04/15/50 344 301
Wayfair LLC
7.250% due 10/31/29 (Þ) 313 286
Wolverine World Wide, Inc.
4.000% due 08/15/29 (Þ) 580 483
Yum! Brands, Inc.
3.625% due 03/15/31 276 249
6.875% due 11/15/37 207 215
5.350% due 11/01/43 195 179
40,474
Consumer Staples - 1.4%
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
4.625% due 01/15/27 (Þ) 142 140
3.500% due 03/15/29 (Þ) 171 160
Alta Equipment Group, Inc.
9.000% due 06/01/29 (Þ) 558 469
Altria Group, Inc.
6.200% due 11/01/28 49 52
B&G Foods, Inc.
8.000% due 09/15/28 (Þ) 646 641
Chobani Holdco II LLC
8.750% due 10/01/29 (Þ) 211 224
Church & Dwight Co., Inc.
3.950% due 08/01/47 158 122
Conagra Brands, Inc.
1.375% due 11/01/27 137 126
4.850% due 11/01/28 87 88
Constellation Brands, Inc.
3.600% due 02/15/28 109 106
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
5.000% due 04/15/26 (Þ) 176 175
6.625% due 07/15/30 (Þ) 358 359
General Mills, Inc.
5.500% due 10/17/28 85 88
Hormel Foods Corp.
3.050% due 06/03/51 105 68
HRB Winddown, Inc.
8.875% due 03/15/25 (Š) 970 —
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
Series WI
2.500% due 01/15/27 83 80
5.125% due 02/01/28 87 88
Keurig Dr Pepper, Inc.
Series WI
4.597% due 05/25/28 131 132
Kraft Heinz Foods Co.
4.625% due 01/30/29 158 158
Lamb Weston Holdings, Inc.
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.375% due 01/31/32 (Þ) 202 185
Mondelez International, Inc.
2.625% due 09/04/50 114 67
Performance Food Group, Inc.
6.125% due 09/15/32 (Þ) 148 149
Perrigo Finance Unlimited Co.
Series USD
6.125% due 09/30/32 261 259
Prestige Brands Holdings, Inc.
5.125% due 01/15/28 (Þ) 227 225
Prime Security Services Borrower LLC
/ Prime Finance, Inc.
5.750% due 04/15/26 (Þ) 126 126
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 770 709
Safeway, Inc.
7.250% due 02/01/31 204 210
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 125 124
Sysco Corp.
3.150% due 12/14/51 105 65
Tyson Foods, Inc.
3.550% due 06/02/27 124 122
United Rentals NA, Inc.
6.000% due 12/15/29 (Þ) 154 156
3.875% due 02/15/31 272 249
US Foods, Inc.
4.750% due 02/15/29 (Þ) 253 246
Viking Baked Goods Acquisition Corp.
8.625% due 11/01/31 (Þ) 449 427
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 188 181
6,776
Energy - 3.1%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 89 86
APA Corp.
5.100% due 09/01/40 (Þ) 140 114
4.750% due 04/15/43 (Þ) 118 84
5.350% due 07/01/49 (Þ) 210 159
Boardwalk Pipelines, LP
4.450% due 07/15/27 101 101
Buckeye Partners, LP
3.950% due 12/01/26 595 580
4.125% due 12/01/27 817 785
5.850% due 11/15/43 31 26
CITGO Petroleum Corp.
8.375% due 01/15/29 (Þ) 240 241
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 122 120
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 758 729
CVR Energy, Inc.
5.750% due 02/15/28 (Þ) 725 661

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 265
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 52 60
Enbridge Energy Partners, LP
7.375% due 10/15/45 55 62
Energy Transfer, LP
6.850% due 02/15/40 113 121
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 42 41
EQT Corp.
Series 144A
4.500% due 01/15/29 (Þ) 201 195
Genesis Energy, LP / Genesis Energy
Finance Corp.
7.875% due 05/15/32 188 183
Global Marine, Inc.
7.000% due 06/01/28 233 200
Global Partners, LP / GLP Finance
Corp.
Series WI
6.875% due 01/15/29 186 185
Gray Oak Pipeline LLC
3.450% due 10/15/27 (Þ) 115 112
Gulfport Energy Corp.
8.000% due 05/17/26 136 135
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 1,206 1,223
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.000% due 02/01/31 (Þ) 258 231
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 480 439
Kodiak Gas Services, Inc.
7.250% due 02/15/29 (Þ) 220 224
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 108 107
MPLX, LP
Series WI
4.250% due 12/01/27 98 97
Murphy Oil Corp.
5.875% due 12/01/42 370 272
Nabors Industries, Inc.
7.500% due 01/15/28 (Þ) 163 130
New Fortress Energy, Inc.
6.500% due 09/30/26 (Þ) 121 99
NGL Energy Operating LLC
8.125% due 02/15/29 (Þ) 300 282
8.375% due 02/15/32 (Þ) 530 483
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 103 116
Occidental Petroleum Corp.
6.450% due 09/15/36 119 116
Oceaneering International, Inc.
6.000% due 02/01/28 193 184
ONEOK, Inc.
5.625% due 01/15/28 (Þ) 97 99
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.650% due 11/01/28 123 127
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 565 540
4.800% due 05/15/30 (Þ) 273 256
6.875% due 04/15/40 (Þ) 357 337
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 147 145
Sitio Royalties Operating Partnership,
LP / Sitio Finance Corp.
7.875% due 11/01/28 (Þ) 217 223
Tallgrass Energy Partners, LP /
Tallgrass Energy Finance Corp.
7.375% due 02/15/29 (Þ) 277 276
Targa Resources Corp.
6.150% due 03/01/29 139 145
TC PipeLines, LP
3.900% due 05/25/27 105 104
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 74 72
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 560 523
Transocean, Inc.
7.500% due 04/15/31 308 219
6.800% due 03/15/38 495 305
9.350% due 12/15/41 212 152
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 216
4.125% due 08/15/31 (Þ) 567 510
3.875% due 11/01/33 (Þ) 470 396
Venture Global LNG, Inc.
Series 144A
8.125% due 06/01/28 (Þ) 423 420
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 550 545
Western Midstream Operating, LP
4.500% due 03/01/28 50 49
6.350% due 01/15/29 114 118
Williams Cos., Inc. (The)
5.300% due 08/15/28 158 162
14,922
Financial Services - 5.1%
Acadian Asset Management, Inc.
4.800% due 07/27/26 153 150
Ally Financial, Inc.
6.848% due 01/03/30 (SOFR +
2.820%)(Ê) 108 112
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 69 68
Apollo Commercial Real Estate
Finance, Inc.
4.625% due 06/15/29 (Þ) 216 199
Ares Capital Corp.
2.875% due 06/15/28 77 71
Aretec Escrow Issuer 2, Inc.

See accompanying notes which are an integral part of the financial statements.
266 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
10.000% due 08/15/30 (Þ) 734 791
Banc of California
3.250% due 05/01/31 (CME Term
SOFR 3 Month + 2.520%)(Ê) 224 211
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 169 163
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 150 124
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/27 (Þ) 200 190
Block Financial LLC
2.500% due 07/15/28 111 103
Blue Owl Capital Corp.
2.625% due 01/15/27 103 98
Brandywine Operating Partnership, LP
3.950% due 11/15/27 416 392
8.300% due 03/15/28 261 270
4.550% due 10/01/29 224 204
Capital One Financial Corp.
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 203 212
CBL & Associates HoldCo II LLC
5.950% due 12/15/26 (Š) 475 —
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 402 371
3.625% due 10/01/31 (Þ) 120 104
Comerica, Inc.
3.800% due 07/22/26 53 52
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 197 186
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 126 127
CoreLogic, Inc.
4.500% due 05/01/28 (Þ) 201 190
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 126 123
Diversified Healthcare Trust
4.750% due 02/15/28 457 409
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 778 845
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 139 133
EPR Properties Co.
4.750% due 12/15/26 99 98
4.950% due 04/15/28 109 108
Equinix, Inc.
1.550% due 03/15/28 69 64
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 68 71
Fifth Third Bancorp
6.339% due 07/27/29 (SOFR +
2.340%)(Ê) 59 62
FS KKR Capital Corp.
3.250% due 07/15/27 59 56
3.125% due 10/12/28 148 134
Genworth Holdings, Inc.
6.500% due 06/15/34 323 303
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 1,049 987
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 93 94
Golub Capital BDC, Inc.
2.500% due 08/24/26 120 115
Hat Holdings I LLC
8.000% due 06/15/27 (Þ) 137 141
Hercules Capital, Inc.
3.375% due 01/20/27 132 127
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 252 243
Hudson Pacific Properties, LP
3.950% due 11/01/27 566 492
5.950% due 02/15/28 271 226
4.650% due 04/01/29 225 161
3.250% due 01/15/30 129 85
Huntington Bancshares, Inc.
6.208% due 08/21/29 (SOFR +
2.020%)(Ê) 95 99
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
10.000% due 11/15/29 (Þ) 145 142
Series WI
6.250% due 05/15/26 402 400
5.250% due 05/15/27 450 426
9.000% due 06/15/30 226 212
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 193 186
4.500% due 02/15/31 (Þ) 171 158
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 763 759
9.500% due 02/15/29 (Þ) 351 368
8.250% due 05/15/30 (Þ) 327 329
Kennedy-Wilson, Inc.
4.750% due 03/01/29 184 166
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 51 57
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 192 184
M&T Bank Corp.
7.413% due 10/30/29 (SOFR +
2.800%)(Ê) 76 82
Main Street Capital Corp.

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 267
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.000% due 07/14/26 130 126
Mercury General Corp.
4.400% due 03/15/27 123 121
MGIC Investment Corp.
5.250% due 08/15/28 312 311
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 59 58
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 347 264
Necessity Retail REIT, Inc. (The)
/ American Finance Operating
Partner, LP
4.500% due 09/30/28 (Þ) 225 212
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 134 126
Office Properties Income Trust
9.000% due 09/30/29 (Þ) 331 245
Piedmont Operating Partnership, LP
9.250% due 07/20/28 187 202
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 200 202
5.000% due 10/01/29 (Þ) 991 903
8.875% due 01/31/30 (Þ) 414 427
Prospect Capital Corp.
3.437% due 10/15/28 552 483
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 60 60
Radian Group, Inc.
4.875% due 03/15/27 124 123
RLJ Lodging Trust
3.750% due 07/01/26 (Þ) 750 736
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.875% due 03/01/31 (Þ) 310 281
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 126 121
Service Properties Trust
4.950% due 02/15/27 142 135
3.950% due 01/15/28 442 390
4.950% due 10/01/29 310 243
4.375% due 02/15/30 383 286
8.875% due 06/15/32 662 640
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 131 127
6.125% due 03/01/29 82 83
Starwood Property Trust, Inc.
3.625% due 07/15/26 (Þ) 231 226
Sun Communities, Inc.
5.500% due 01/15/29 103 106
Synchrony Financial
5.150% due 03/19/29 101 100
Synovus Financial Corp.
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.625% due 02/15/28 157 158
Texas Capital Bancshares, Inc.
4.000% due 05/06/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê) 168 160
Uniti Group, Inc.
7.500% due 12/01/27 (Þ) 216 240
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
10.500% due 02/15/28 (Þ) 120 127
6.500% due 02/15/29 (Þ) 1,458 1,333
Valley National Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.360%)(Ê) 284 258
VICI Properties, LP
4.500% due 01/15/28 (Þ) 126 124
Vornado Realty, LP
2.150% due 06/01/26 297 286
3.400% due 06/01/31 429 365
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 119 109
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 454 417
World Acceptance Corp.
7.000% due 11/01/26 (Þ) 207 204
XHR, LP
6.625% due 05/15/30 (Þ) 288 284
Zions Bancorp NA
3.250% due 10/29/29 91 81
24,516
Health Care - 3.5%
1261229 BC, Ltd.
10.000% due 04/15/32 (Þ) 728 713
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 223 200
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 186 172
Altria Group, Inc.
5.800% due 02/14/39 69 68
Avantor, Inc.
4.625% due 07/15/28 (Þ) 249 240
Bausch Health Cos., Inc.
11.000% due 09/30/28 (Þ) 453 426
5.250% due 01/30/30 (Þ) 340 205
14.000% due 10/15/30 (Þ) 102 88
Centene Corp.
Series WI
4.250% due 12/15/27 125 122
CHS/Community Health Systems, Inc.
8.000% due 12/15/27 (Þ) 11 11
6.000% due 01/15/29 (Þ) 460 429
6.875% due 04/15/29 (Þ) 175 128
6.125% due 04/01/30 (Þ) 362 245

See accompanying notes which are an integral part of the financial statements.
268 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.250% due 05/15/30 (Þ) 330 282
4.750% due 02/15/31 (Þ) 329 272
CVS Health Corp.
5.125% due 07/20/45 75 65
DaVita, Inc.
4.625% due 06/01/30 (Þ) 281 261
Edwards Lifesciences Corp.
4.300% due 06/15/28 123 122
Equifax, Inc.
5.100% due 06/01/28 113 115
Fortrea Holdings, Inc.
7.500% due 07/01/30 (Þ) 347 302
HCA, Inc.
4.500% due 02/15/27 120 120
5.625% due 09/01/28 78 80
3.500% due 09/01/30 960 896
Herbalife Nutrition, Ltd.
7.875% due 09/01/25 (Þ) 286 286
Herbalife, Ltd.
4.250% due 06/15/28 166 136
HLF Financing SARL LLC / Herbalife
International, Inc.
12.250% due 04/15/29 (Þ) 670 712
4.875% due 06/01/29 (Þ) 1,029 793
Humana, Inc.
8.150% due 06/15/38 57 68
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 258
LifePoint Health, Inc.
9.875% due 08/15/30 (Þ) 995 1,058
11.000% due 10/15/30 (Þ) 712 780
10.000% due 06/01/32 (Þ) 696 675
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 164 153
5.250% due 10/01/29 (Þ) 167 159
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 164 158
3.875% due 11/15/30 (Þ) 203 183
6.250% due 01/15/33 (Þ) 856 850
MPH Acquisition Holdings LLC
5.500% due 09/01/28 (Þ) 167 130
PRA Health Sciences, Inc.
2.875% due 07/15/26 (Þ) 45 44
Radiology Partners, Inc.
7.775% due 01/31/29 (Þ) 1,099 1,076
9.781% due 02/15/30 (Þ) 1,376 1,284
Team Health Holdings, Inc.
13.500% due 06/30/28 (Þ) 780 841
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 156 149
Tenet Healthcare Corp.
6.125% due 06/15/30 412 414
6.875% due 11/15/31 286 294
Toledo Hospital (The)
4.982% due 11/15/45 291 220
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.015% due 11/15/48 326 285
Series B
5.325% due 11/15/28 185 178
United Rentals NA, Inc.
3.875% due 11/15/27 270 261
17,007
Materials and Processing - 1.7%
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
6.000% due 06/15/27 (Þ) 201 200
Arsenal AIC Parent LLC
8.000% due 10/01/30 (Þ) 168 174
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B
BV
4.750% due 06/15/27 (Þ) 180 178
Ball Corp.
2.875% due 08/15/30 250 221
Berry Global, Inc.
Series WI
1.650% due 01/15/27 131 124
Builders FirstSource, Inc.
5.000% due 03/01/30 (Þ) 255 245
Cabot Corp.
3.400% due 09/15/26 88 87
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 128 128
Cleveland-Cliffs, Inc.
6.875% due 11/01/29 (Þ) 281 272
Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/30 (Þ) 618 637
Crown Americas LLC / Crown
Americas Capital Corp. V
Series WI
4.250% due 09/30/26 148 146
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 505 519
Dow Chemical Co. (The)
6.900% due 05/15/53 111 116
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 244 230
H.B. Fuller Co.
4.000% due 02/15/27 500 487
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 136 127
4.450% due 09/26/28 76 76
James Hardie International Finance
Designated Activity Co.
5.000% due 01/15/28 (Þ) 95 92
LABL, Inc.
10.500% due 07/15/27 (Þ) 197 177
Mauser Packaging Solutions Holding
Co.
7.875% due 08/15/26 (Þ) 248 245
7.875% due 04/15/27 (Þ) 542 543
9.250% due 04/15/27 (Þ) 807 739

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 269
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
RPM International, Inc.
3.750% due 03/15/27 58 57
4.550% due 03/01/29 142 141
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 497 516
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 158 152
Standard Industries, Inc.
4.375% due 07/15/30 (Þ) 314 293
Trident TPI Holdings, Inc.
12.750% due 12/31/28 (Þ) 580 608
United States Steel Corp.
6.650% due 06/01/37 151 147
Vibrantz Technologies, Inc.
9.000% due 02/15/30 (Þ) 322 246
Wilsonart LLC
11.000% due 08/15/32 (Þ) 607 552
8,475
Producer Durables - 2.5%
Avnet, Inc.
6.250% due 03/15/28 95 98
3.000% due 05/15/31 500 439
Axon Enterprise, Inc.
6.125% due 03/15/30 (Þ) 283 289
6.250% due 03/15/33 (Þ) 197 201
Boeing Co. (The)
Series WI
6.528% due 05/01/34 399 429
Brand Industrial Services, Inc.
10.375% due 08/01/30 (Þ) 166 158
Carlisle Cos., Inc.
3.750% due 12/01/27 109 107
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 744 613
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 70 69
Covanta Holding Corp.
5.000% due 09/01/30 215 198
Enviri Corp.
5.750% due 07/31/27 (Þ) 340 328
Fluor Corp.
4.250% due 09/15/28 583 565
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 169 160
4.750% due 06/15/29 (Þ) 188 182
Global Infrastructure Solutions, Inc.
5.625% due 06/01/29 (Þ) 822 782
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 125 121
Ingersoll Rand, Inc.
5.400% due 08/14/28 152 156
Jacobs Engineering Group, Inc.
6.350% due 08/18/28 175 183
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Kirby Corp.
4.200% due 03/01/28 71 70
Lennox International, Inc.
5.500% due 09/15/28 111 114
Madison IAQ LLC
Series 144A
5.875% due 06/30/29 (Þ) 190 180
Masco Corp.
1.500% due 02/15/28 132 121
MasTec, Inc.
4.500% due 08/15/28 (Þ) 845 823
Nordson Corp.
5.600% due 09/15/28 156 161
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 639 641
Regal Rexnord Corp.
Series WI
6.400% due 04/15/33 1,420 1,447
Republic Services, Inc.
5.000% due 04/01/34 123 123
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 199 189
RTX Corp.
6.700% due 08/01/28 178 190
Spirit AeroSystems, Inc.
9.750% due 11/15/30 (Þ) 777 861
Teledyne Technologies, Inc.
2.250% due 04/01/28 86 81
TransDigm, Inc.
6.750% due 08/15/28 (Þ) 243 248
Series WI
5.500% due 11/15/27 306 305
Trimble, Inc.
4.900% due 06/15/28 112 113
Triumph Group, Inc.
9.000% due 03/15/28 (Þ) 607 637
Vontier Corp.
Series WI
2.400% due 04/01/28 135 126
Werner FinCo, LP / Werner FinCo, Inc.
11.500% due 06/15/28 (Þ) 211 222
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 88 88
XPO, Inc.
6.250% due 06/01/28 (Þ) 118 119
11,937
Technology - 1.6%
AMC Networks, Inc.
10.250% due 01/15/29 (Þ) 183 189
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 (Þ) 590 567
4.000% due 07/01/29 (Þ) 225 215
CDW LLC / CDW Finance Corp.
2.670% due 12/01/26 127 123

See accompanying notes which are an integral part of the financial statements.
270 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Central Parent LLC / CDK Global II
LLC / CDK Financing Co., Inc.
8.000% due 06/15/29 (Þ) 210 185
Cloud Software Group Holdings, Inc.
9.000% due 09/30/29 (Þ) 432 436
Cloud Software Group, Inc.
6.500% due 03/31/29 (Þ) 658 658
8.250% due 06/30/32 (Þ) 312 326
Crane NXT Co.
4.200% due 03/15/48 171 101
Entegris Escrow Corp.
4.750% due 04/15/29 (Þ) 240 234
Fiserv, Inc.
5.375% due 08/21/28 114 117
Gartner, Inc.
4.500% due 07/01/28 (Þ) 190 187
3.625% due 06/15/29 (Þ) 154 144
Go Daddy Operating Co. LLC / GD
Finance Co., Inc.
5.250% due 12/01/27 (Þ) 192 190
GrubHub, Inc.
5.500% due 07/01/27 (Þ) 499 450
Hubbell, Inc.
3.500% due 02/15/28 105 102
McGraw-Hill Education, Inc.
5.750% due 08/01/28 (Þ) 474 465
Microsoft Corp.
2.675% due 06/01/60 174 103
NCR Atleos Corp.
9.500% due 04/01/29 (Þ) 174 187
Oracle Corp.
3.650% due 03/25/41 90 69
Parsons Corp.
2.625% due 03/01/29 210 223
PTC, Inc.
4.000% due 02/15/28 (Þ) 157 152
Roper Technologies, Inc.
1.400% due 09/15/27 99 92
Salesforce.com, Inc.
3.050% due 07/15/61 178 107
Seagate HDD Cayman
4.875% due 06/01/27 443 438
4.091% due 06/01/29 639 607
5.750% due 12/01/34 202 195
Sinclair Television Group, Inc.
8.125% due 02/15/33 (Þ) 222 220
Twilio, Inc.
3.875% due 03/15/31 210 191
UKG, Inc.
6.875% due 02/01/31 (Þ) 211 217
VMware, Inc.
3.900% due 08/21/27 121 119
Western Digital Corp.
4.750% due 02/15/26 77 76
7,685
Utilities - 3.3%
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Alliant Energy Finance LLC
5.950% due 03/30/29 (Þ) 152 158
Alpha Generation LLC
6.750% due 10/15/32 (Þ) 793 809
Ameren Corp.
1.750% due 03/15/28 134 124
AmeriGas Partners, LP / AmeriGas
Finance Corp.
9.375% due 06/01/28 (Þ) 190 189
Appalachian Power Co.
Series Z
3.700% due 05/01/50 87 60
Boston Gas Co.
3.150% due 08/01/27 (Þ) 83 81
Calpine Corp.
5.125% due 03/15/28 (Þ) 277 274
CenterPoint Energy Resources Corp.
4.000% due 04/01/28 65 65
CommScope LLC
4.750% due 09/01/29 (Þ) 155 137
9.500% due 12/15/31 (Þ) 392 401
CommScope Technologies LLC
5.000% due 03/15/27 (Þ) 145 126
Consolidated Communications
Holdings, Inc.
5.000% due 10/01/28 (Þ) 141 134
6.500% due 10/01/28 (Þ) 553 543
Directv Financing LLC / Directv
Financing Co-Obligor, Inc.
5.875% due 08/15/27 (Þ) 1,545 1,494
DPL, Inc.
Series WI
4.350% due 04/15/29 578 551
Duke Energy Carolinas LLC
5.300% due 02/15/40 54 53
Duke Energy Corp.
3.300% due 06/15/41 156 113
Edison International
8.125% due 06/15/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.864%)(Ê) 129 123
7.875% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.658%)(Ê) 243 228
Entergy Corp.
1.900% due 06/15/28 110 102
Evergy Missouri West, Inc.
5.150% due 12/15/27 (Þ) 80 82
Fox Corp.
Series WI
4.709% due 01/25/29 179 179
Frontier Communications Corp.
5.000% due 05/01/28 (Þ) 520 515
ITC Holdings Corp.
Series 144A
4.950% due 09/22/27 (Þ) 127 128

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 271
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
KeySpan Gas East Corp.
2.742% due 08/15/26 (Þ) 82 80
Level 3 Financing, Inc.
11.000% due 11/15/29 (Þ) 1,657 1,854
10.500% due 05/15/30 (Þ) 461 499
Lightning Power LLC
7.250% due 08/15/32 (Þ) 962 997
Lumen Technologies, Inc.
10.000% due 10/15/32 (Þ) 239 238
Series P
7.600% due 09/15/39 315 231
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 58 57
News Corp.
3.875% due 05/15/29 (Þ) 377 355
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3 Month
LIBOR + 3.156%)(Ê) 56 54
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 116 109
NiSource, Inc.
5.250% due 03/30/28 75 77
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 133 125
Pacific Gas and Electric Co.
3.300% due 03/15/27 33 32
Series WI
3.300% due 12/01/27 99 95
Pike Corp.
5.500% due 09/01/28 (Þ) 991 975
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 108 113
Sempra
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 138 127
Southern Co. (The)
4.400% due 07/01/46 84 68
Southwestern Electric Power Co.
Series K
2.750% due 10/01/26 87 85
Sprint Capital Corp.
6.875% due 11/15/28 123 132
8.750% due 03/15/32 184 221
Sprint LLC
7.625% due 03/01/26 269 273
System Energy Resources, Inc.
6.000% due 04/15/28 57 59
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 793 846
T-Mobile USA, Inc.
3.375% due 04/15/29 100 95
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 124 122
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.000% due 07/31/27 (Þ) 250 248
Xcel Energy, Inc.
1.750% due 03/15/27 92 87
XPLR Infrastructure Operating
Partners, LP
8.375% due 01/15/31 (Þ) 232 233
Zayo Group Holdings, Inc.
4.000% due 03/01/27 (Þ) 353 325
6.125% due 03/01/28 (Þ) 737 605
16,086
147,878
International Debt - 30.0%
1011778 BC ULC / New Red Finance,
Inc.
5.625% due 09/15/29 (Þ) 347 346
4.000% due 10/15/30 (Þ) 206 188
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 300 281
AB BSL CLO 3, Ltd.
Series 2025-3A Class C2R
6.270% due 04/20/38 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 600 595
AB BSL CLO 5, Ltd.
Series 2024-5A Class C
6.415% due 01/20/38 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 350 348
Abu Dhabi Developmental Holding
Co. PJSC
4.500% due 05/06/30 (Þ) 352 351
Abu Dhabi Government International
Bond
Series REGS
1.700% due 03/02/31 (Þ) 676 589
3.125% due 09/30/49 (Þ) 1,077 726
Abu Dhabi National Energy Co. PJSC
2.000% due 04/29/28 (Þ) 80 74
Acrec LLC
Series 2025-FL3 Class A
5.630% due 08/18/42 (CME Term
SOFR 1 Month + 1.310%)(Ê)(Þ) 500 495
Adani Ports & Special Economic Zone,
Ltd.
4.000% due 07/30/27 (Þ) 200 188
Adani Transmission Step-One, Ltd.
4.000% due 08/03/26 (Þ) 107 103
Adnoc Murban Rsc, Ltd.
4.500% due 09/11/34 (Þ) 974 940
5.125% due 09/11/54 (Þ) 225 202
Series REGS
4.500% due 09/11/34 (Þ) 360 347
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 46 46
Aeropuerto Internacional De Tocumen
SA
Series REGS
4.000% due 08/11/41 (Þ) 686 500

See accompanying notes which are an integral part of the financial statements.
272 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 81 70
African Export-Import Bank (The)
Series REGS
3.798% due 05/17/31 (Þ) 443 391
Agua y Saneamientos Argentinos SA
7.900% due 05/01/26 (Þ) 346 335
Ahlstrom Holding 3 Oy
Series 144A
4.875% due 02/04/28 (Þ) 300 281
Albion Financing 2 SARL
8.750% due 04/15/27 (Þ) 600 605
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 182 171
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 157 154
Altice France Holding SA
5.125% due 07/15/29 (Þ) 324 265
AngloGold Ashanti PLC
3.375% due 11/01/28 123 117
Angolan Government International
Bond
Series REGS
8.000% due 11/26/29 (Þ) 338 270
8.750% due 04/14/32 (Þ) 200 154
9.125% due 11/26/49 (Þ) 412 280
Apidos CLO XXXI
Series 2021-31A Class CR
6.818% due 04/15/31 (CME Term
SOFR 3 Month + 2.162%)(Ê)(Þ) 1,140 1,140
Ardonagh Group Finance, Ltd.
Series 144A
8.875% due 02/15/32 (Þ) 176 179
AREIT, Inc.
Series 2025-CRE10 Class C
6.442% due 01/17/30 (CME Term
SOFR 1 Month + 2.092%)(Ê)(Þ) 750 741
Argentine Republic Government
International Bond
0.750% due 07/09/30 (~)(Ê) 395 303
4.125% due 07/09/35 (~)(Ê) 2,013 1,335
3.500% due 07/09/41 (~)(Ê) 259 160
Ashtead Capital, Inc.
4.375% due 08/15/27 (Þ) 107 106
ATS Corp.
4.125% due 12/15/28 (Þ) 193 179
Avation Capital SA
6.500% due 10/31/26 (Þ) — —
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 335 332
Bahrain Government International
Bond
Series REGS
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.250% due 01/25/28 (Þ) 650 619
6.750% due 09/20/29 (Þ) 413 420
5.450% due 09/16/32 (Þ) 320 295
Bain Capital Credit CLO, Ltd.
Series 2024-4A Class C
6.770% due 10/23/37 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 450 443
Series 2025-4A Class ERR
11.279% due 04/23/35 (CME Term
SOFR 3 Month + 7.000%)(Ê)(Þ) 250 243
Baiterek National Managing Holding
JSC
5.450% due 05/08/28 (Þ) 200 200
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 126 123
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 92 88
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 493 488
Banco Inbursa SA Institucion de Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 124 122
Banco Nacional de Panama
Series REGS
2.500% due 08/11/30 (Þ) 704 574
Bangkok Bank PCL
5.300% due 09/21/28 (Þ) 46 47
Bank Negara Indonesia Persero Tbk PT
4.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.466%)(Ê)(ƒ)(Þ) 614 577
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 65 63
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 59 55
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 60 62
Bapco Energies Sukuk, Ltd.
Series REGS
5.250% due 04/08/29 (Þ) 247 241
Barclays Bank PLC
6.278% due 12/31/99 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 82 85
Barclays PLC

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 273
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 194 204
BAT Capital Corp.
2.259% due 03/25/28 119 112
BAT International Finance PLC
5.931% due 02/02/29 102 107
Betony CLO 2, Ltd.
Series 2018-1A Class B
6.701% due 04/30/31 (CME Term
SOFR 3 Month + 2.112%)(Ê)(Þ) 1,000 1,001
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 54 56
Birch Grove CLO 3, Ltd.
Series 2025-3A Class CR
6.070% due 01/19/38 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 300 290
Series 2025-3A Class ER
9.420% due 01/19/38 (CME Term
SOFR 3 Month + 5.150%)(Ê)(Þ) 350 339
Birch Grove CLO 9, Ltd.
Series 2024-9A Class C
6.835% due 10/22/37 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 250 246
BNP Paribas SA
1.904% due 09/30/28 (SOFR +
1.609%)(Ê)(Þ) 137 128
Bolivia Government International Bond
Series REGS
4.500% due 03/20/28 (Þ) 200 130
Bombardier, Inc.
7.250% due 07/01/31 (Þ) 265 272
Brazil Government International Bond
6.625% due 03/15/35 1,911 1,909
4.750% due 01/14/50 200 141
C&W Senior Finance, Ltd.
9.000% due 01/15/33 (Þ) 333 335
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 69 69
Canadian Pacific Railway Co.
6.125% due 09/15/15 64 63
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-3RA Class B
6.460% due 07/27/31 (CME Term
SOFR 3 Month + 2.162%)(Ê)(Þ) 1,000 1,001
Carnival Corp.
1.000% due 10/28/29 EUR 620 614
CBB International Sukuk Programme
Co. WLL
Series REGS
3.950% due 09/16/27 (Þ) 710 679
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
7.009% due 07/17/31 (CME Term
SOFR 3 Month + 2.362%)(Ê)(Þ) 250 249
Celanese US Holdings LLC
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.777% due 07/19/26 EUR 200 232
2.125% due 03/01/27 EUR 270 296
0.625% due 09/10/28 EUR 300 295
5.337% due 01/19/29 EUR 300 348
Celulosa Arauco y Constitucion SA
4.200% due 01/29/30 (Þ) 60 56
6.180% due 05/05/32 200 200
Series WI
3.875% due 11/02/27 58 56
Cemex SAB de CV
5.450% due 11/19/29 (Þ) 68 68
Cencosud SA
4.375% due 07/17/27 (Þ) 123 122
Cenovus Energy, Inc.
2.650% due 01/15/32 150 126
Centrais Eletricas Brasileiras SA
Series REGS
6.500% due 01/11/35 (Þ) 259 252
Central Plaza Holding Co., Ltd.
3.850% due 07/14/25 (Þ) 600 598
CEZ AS
Series REGS
5.625% due 04/03/42 (Þ) 383 340
CFAMC III Co., Ltd.
4.750% due 04/27/27 (Þ) 200 198
China Government International Bond
Series REGS
0.550% due 10/21/25 (Þ) 1,187 1,168
CI Financial Corp.
3.200% due 12/17/30 89 78
CIFC Funding, Ltd.
Series 2021-2A Class CR
7.009% due 04/17/34 (CME Term
SOFR 3 Month + 2.362%)(Ê)(Þ) 1,000 1,000
Series 2025-4RA Class BRR
6.080% due 01/17/35 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 500 495
Cimpress PLC
7.375% due 09/15/32 (Þ) 727 663
Colombia Government International
Bond
8.500% due 04/25/35 781 793
8.750% due 11/14/53 1,157 1,107
Comision Federal de Electricidad
5.000% due 07/30/49 (Þ) 300 240
Connect Finco SARL / Connect US
Finco LLC
9.000% due 09/15/29 (Þ) 366 342
Consolidated Energy Finance SA
6.500% due 05/15/26 (Þ) 189 183
Series 144A
5.625% due 10/15/28 (Þ) 826 645
Corp. Nacional del Cobre de Chile
6.780% due 01/13/55 (Þ) 248 252
Series REGS
5.950% due 01/08/34 (Þ) 418 423

See accompanying notes which are an integral part of the financial statements.
274 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.150% due 01/15/51 (Þ) 615 372
6.780% due 01/13/55 (Þ) 400 407
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 400 408
7.300% due 11/13/54 (Þ) 286 290
Credit Agricole SA
5.301% due 07/12/28 (Þ) 121 124
Crown European Holdings SA
Series REGS
5.000% due 05/15/28 (Þ) EUR 250 296
CSL Finance PLC
3.850% due 04/27/27 (Þ) 88 87
Deutsche Bank AG
2.311% due 11/16/27 (SOFR +
1.219%)(Ê) 99 95
Deutsche Telekom International
Finance BV
4.375% due 06/21/28 (Þ) 62 62
Development Bank of Kazakhstan JSC
5.625% due 04/07/30 (Þ) 286 283
Series REGS
5.250% due 10/23/29 (Þ) 256 253
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 (~)(Æ)(Ê)
(Ø)(Þ) 942 460
Dominican Republic Government
International Bond
Series REGS
7.050% due 02/03/31 (Þ) 1,818 1,878
DP World Crescent, Ltd.
5.500% due 05/08/35 434 429
Dryden Senior Loan Fund
Series 2017-30A Class DR
7.385% due 11/15/28 (CME Term
SOFR 3 Month + 2.862%)(Ê)(Þ) 500 499
Ecopetrol SA
8.875% due 01/13/33 74 74
8.375% due 01/19/36 249 233
7.375% due 09/18/43 201 163
5.875% due 05/28/45 95 64
5.875% due 11/02/51 120 77
Ecuador Government International
Bond
Series REGS
5.500% due 07/31/35 (~)(Ê)(Þ) 933 559
9.848% due 07/31/30 (Þ)(ž) 217 133
6.900% due 07/31/30 (~)(Ê)(Þ) 282 211
EDO Sukuk, Ltd.
5.662% due 07/03/31 (Þ) 554 558
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 439 418
Series REGS
8.625% due 02/04/30 (Þ) 200 191
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
8.500% due 01/31/47 (Þ) 1,511 1,098
El Salvador Government International
Bond
Series REGS
9.650% due 11/21/54 (Þ) 534 530
Elevation CLO, Ltd.
Series 2025-14A Class C2R
6.420% due 01/20/38 (CME Term
SOFR 3 Month + 2.150%)(Ê)(Þ) 300 297
Emerald Debt Merger Sub LLC
Series REGS
6.375% due 12/15/30 (Þ) EUR 400 469
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 (Þ) 568 486
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 338 252
Enbridge, Inc.
6.000% due 11/15/28 97 102
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 111 109
Enel Finance International NV
1.625% due 07/12/26 (Þ) 131 127
Energizer Gamma Acquisition BV
Series REGS
3.500% due 06/30/29 (Þ) EUR 575 609
Eni USA, Inc.
7.300% due 11/15/27 97 103
Eskom Holdings SOC, Ltd.
Series REGS
8.450% due 08/10/28 (Þ) 616 629
Export-Import Bank of India
Series REGS
3.250% due 01/15/30 (Þ) 200 186
2.250% due 01/13/31 (Þ) 500 433
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 158 159
F-Brasile SpA / F-Brasile US LLC
Series XR
7.375% due 08/15/26 (Þ) 175 175
First Quantum Minerals, Ltd.
9.375% due 03/01/29 (Þ) 306 321
8.000% due 03/01/33 (Þ) 490 485
Fortescue Metals Group, Ltd.
4.375% due 04/01/31 (Þ) 278 252
Fortis, Inc.
Series WI
3.055% due 10/04/26 126 123
Fresenius Medical Care US Finance
III, Inc.
2.375% due 02/16/31 (Þ) 89 75
Gabon Government International Bond

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 275
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series REGS
7.000% due 11/24/31 (Þ) 200 140
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 (Æ)(Þ) 1,000 726
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 651 576
GGAM Finance, Ltd.
8.000% due 02/15/27 (Þ) 925 949
5.875% due 03/15/30 (Þ) 36 36
Ghana Government International Bond
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 218 184
Series REGS
5.000% due 07/03/29 (~)(Ê)(Þ) 425 360
goeasy, Ltd.
4.375% due 05/01/26 (Þ) 187 183
Greenland Global Investment, Ltd.
6.125% due 04/22/29 (Þ) 876 254
5.875% due 07/03/30 (Þ) 523 151
Grupo Bimbo SAB de CV
4.875% due 06/27/44 (Þ) 49 42
Guatemala Government International
Bond
Series REGS
6.600% due 06/13/36 (Þ) 806 806
Hazine Mustesarligi Varlik Kiralama
AS
Series REGS
8.509% due 01/14/29 (Þ) 400 425
Hungary Government International
Bond
5.500% due 03/26/36 (Þ) 302 286
Series REGS
6.125% due 05/22/28 (Þ) 934 961
5.500% due 03/26/36 (Þ) 498 471
3.125% due 09/21/51 (Þ) 200 117
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 114 112
Imperial Brands Finance PLC
6.125% due 07/27/27 (Þ) 97 100
Indonesia Government International
Bond
4.550% due 01/11/28 493 495
4.400% due 03/10/29 398 397
2.850% due 02/14/30 432 399
3.550% due 03/31/32 904 830
5.650% due 01/11/53 923 902
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 162 154
InRetail Consumer
3.250% due 03/22/28 (Þ) 97 91
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 561 497
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Intesa Sanpaolo SpA
3.875% due 07/14/27 (Þ) 130 128
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 290 225
Ivory Coast Government International
Bond
8.075% due 04/01/36 (Þ) 539 496
8.250% due 01/30/37 (Þ) 350 322
JDE Peet's NV
1.375% due 01/15/27 (Þ) 78 73
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 172 171
Series REGS
7.500% due 01/13/29 (Þ) 264 263
JSCB Agrobank
Series REGS
9.250% due 10/02/29 (Þ) 463 478
KazMunayGas National Co. JSC
Series REGS
5.750% due 04/19/47 (Þ) 726 609
KEB Hana Bank
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.409%)(Ê)(ƒ)(Þ) 50 48
Kingston Airport Revenue Finance,
Ltd.
6.750% due 12/15/36 (Þ) 299 295
Kinross Gold Corp.
Series WI
6.250% due 07/15/33 800 842
Kondor Finance PLC
Series REGS
7.625% due 11/08/28 (Þ) 818 640
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 (Þ) 490 490
LCM 28, Ltd.
Series 2018-28A Class C
7.029% due 10/20/30 (CME Term
SOFR 3 Month + 2.412%)(Ê)(Þ) 500 499
LCPR Senior Secured Financing
Designated Acitivity Co.
6.750% due 10/15/27 (Þ) 336 276
Lebanon Government International
Bond
Series GMTN
6.200% due 02/26/25 (Æ)(Ø)(Þ) 213 36
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) 1,227 209
LG Energy Solution, Ltd.
5.625% due 09/25/26 (Þ) 115 116
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 77 82
Madison Park Funding XXXI, Ltd.
Series 2024-31A Class CR

See accompanying notes which are an integral part of the financial statements.
276 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.876% due 07/23/37 (CME Term
SOFR 3 Month + 2.250%)(Ê)(Þ) 250 250
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 142 140
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 111 118
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 620 568
Mazoon Assets Co. SAOC
5.250% due 10/09/31 (Þ) 254 251
Mercedes-Benz Finance North America
LLC
4.850% due 01/11/29 (Þ) 132 132
Methanex Corp.
5.250% due 12/15/29 767 728
5.650% due 12/01/44 36 28
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 (Þ) 225 176
Mexico Government International
Bond
7.375% due 05/13/55 1,166 1,155
MF1, Ltd.
Series 2021-FL6 Class D
7.275% due 07/16/36 (CME Term
SOFR 1 Month + 2.664%)(Ê)(Þ) 500 487
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 125 123
Mongolia Government International
Bond
6.625% due 02/25/30 (Þ) 200 193
MVM Energetika Zrt.
7.500% due 06/09/28 (Þ) 435 455
Nakilat, Inc.
Series REGS
6.067% due 12/31/33 (Þ) 285 297
NatWest Group PLC
4.892% due 05/18/29 (USD 3 Month
LIBOR + 1.754%)(Ê) 58 58
Neuberger Berman Loan Advisers CLO
27, Ltd.
Series 2024-27A Class CR
6.756% due 07/15/38 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 550 550
Nigeria Government International Bond
Series REGS
9.625% due 06/09/31 (Þ) 746 700
7.375% due 09/28/33 (Þ) 569 458
Nokia OYJ
4.375% due 06/12/27 123 121
Northriver Midstream Finance, LP
6.750% due 07/15/32 (Þ) 538 534
Oaktree CLO, Ltd.
Series 2024-3A Class CR
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.756% due 10/15/37 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 250 247
OCP CLO, Ltd.
Series 2024-24A Class CR
6.567% due 10/20/37 (CME Term
SOFR 3 Month + 1.950%)(Ê)(Þ) 500 493
OCP SA
7.500% due 05/02/54 (Þ) 496 488
Series REGS
6.875% due 04/25/44 200 188
6.875% due 04/25/44 (Þ) 126 118
7.500% due 05/02/54 (Þ) 299 294
Octagon Investment Partners 11, Ltd.
Series 2021-1A Class BRR
7.018% due 07/15/29 (CME Term
SOFR 3 Month + 2.362%)(Ê)(Þ) 1,000 1,002
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
6.947% due 11/18/31 (CME Term
SOFR 3 Month + 2.462%)(Ê)(Þ) 250 250
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 (Þ) 340 348
Olympus Water US Holding Corp.
Series REGS
3.875% due 10/01/28 (Þ) EUR 200 215
5.375% due 10/01/29 (Þ) EUR 170 176
Oman Government International Bond
Series REGS
5.375% due 03/08/27 (Þ) 209 210
6.750% due 10/28/27 (Þ) 617 640
7.000% due 01/25/51 (Þ) 400 416
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 (Þ) 277 275
Ontario Gaming GTA, LP
8.000% due 08/01/30 (Þ) 938 903
Open Text Corp.
6.900% due 12/01/27 (Þ) 107 110
3.875% due 02/15/28 (Þ) 244 233
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 235 217
Optics Bidco SpA
Series 2033
6.375% due 11/15/33 (Þ) 200 192
Series 2034
6.000% due 09/30/34 (Þ) 200 186
Series 2038
7.721% due 06/04/38 (Þ) 281 280
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 443 434
Orbia Advance Corp. SAB de CV
6.800% due 05/13/30 200 200
Pakistan Government International
Bond

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 277
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series REGS
6.875% due 12/05/27 (Þ) 667 585
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 765 548
Palmer Square CLO, Ltd.
Series 2024-2A Class BR
7.147% due 04/16/37 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 1,250 1,255
Panama Government International
Bond
2.252% due 09/29/32 349 256
8.000% due 03/01/38 400 416
4.500% due 04/16/50 1,733 1,110
Paraguay Government International
Bond
6.650% due 03/04/55 (Þ) 200 198
Series REGS
4.950% due 04/28/31 (Þ) 400 394
Perrigo Finance Unlimited Co.
Series EUR
5.375% due 09/30/32 EUR 100 114
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
6.250% due 01/25/49 (Þ) 245 237
Peruvian Government International
Bond
2.783% due 01/23/31 798 708
5.375% due 02/08/35 263 259
5.875% due 08/08/54 356 338
Petrobras Global Finance BV
6.850% due 06/05/15 661 574
Petroleos de Venezuela SA
5.375% due 04/12/27 (Æ)(Ø)(Þ) 983 114
Series REGS
6.000% due 11/15/26 (Æ)(Ø)(Þ) 136 16
5.500% due 04/12/37 (Æ)(Ø)(Þ) 202 23
Petroleos del Peru SA
Series REGS
4.750% due 06/19/32 (Þ) 261 191
5.625% due 06/19/47 (Þ) 1,532 935
Petroleos Mexicanos
Series REGS
6.625% due 12/31/99 (Þ) 597 375
Series WI
6.750% due 09/21/47 4,058 2,719
7.690% due 01/23/50 480 350
Petronas Capital, Ltd.
5.848% due 04/03/55 (Þ) 580 581
Series REGS
2.480% due 01/28/32 (Þ) 1,934 1,653
3.404% due 04/28/61 (Þ) 884 568
Philippine Government International
Bond
5.170% due 10/13/27 1,175 1,196
1.950% due 01/06/32 917 771
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Philippines Government International
Bond
2.650% due 12/10/45 280 179
Port of Spain Waterfront Development
7.875% due 02/19/40 (Þ) 267 251
Privatbank CJSC Via UK SPV Credit
Finance PLC
11.000% due 02/09/21 (Æ)(Ø)(Þ) 1,577 8
Prosus NV
3.680% due 01/21/30 (Þ) 142 131
PTTEP Treasury Center Co., Ltd.
Series REGS
6.350% due 06/12/42 (Þ) 370 389
Qatar Government International Bond
4.500% due 02/27/28 (Þ) 606 612
4.625% due 05/29/29 (Þ) 352 358
Series REGS
4.500% due 04/23/28 (Þ) 877 888
4.625% due 05/29/29 (Þ) 200 203
Qatar Petroleum
Series REGS
2.250% due 07/12/31 (Þ) 923 808
Radnor RE, Ltd.
Series 2021-1 Class M1C
7.434% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 80 80
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 125 122
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 384 335
Republic of Chile Government
International Bond
4.950% due 01/05/36 1,114 1,089
Republic of Kenya Government
International Bond
9.750% due 02/16/31 (Þ) 331 314
Series REGS
9.750% due 02/16/31 (Þ) 200 190
Republic of Poland Government
International Bond
4.875% due 02/12/30 576 586
5.375% due 02/12/35 594 601
5.500% due 03/18/54 989 921
Republic of Serbia Government
International Bond
6.000% due 06/12/34 (Þ) 417 412
Republic of South Africa Government
International Bond
4.300% due 10/12/28 894 845
5.750% due 09/30/49 596 425
Series REGS
7.100% due 11/19/36 (Þ) 571 544
Republic of Uzbekistan Government
International Bond
6.947% due 05/25/32 (Þ) 200 200
Series REGS

See accompanying notes which are an integral part of the financial statements.
278 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.900% due 10/19/31 (Þ) 200 170
Republic of Zambia Government
International Bond
5.750% due 06/30/33 (~)(Ê)(Þ) 72 62
0.500% due 12/31/53 (Þ) 109 61
Series REGS
0.500% due 12/31/53 (Þ) 50 28
Rogers Communications, Inc.
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 729 710
Rolls-Royce PLC
3.625% due 10/14/25 (Þ) 361 358
Romanian Government International
Bond
Series REGS
3.000% due 02/14/31 (Þ) 388 322
7.500% due 02/10/37 (Þ) 408 406
4.000% due 02/14/51 (Þ) 1,504 894
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 (~)(Æ)(Ê)(Þ) 475 119
SA Global Sukuk, Ltd.
Series REGS
2.694% due 06/17/31 (Þ) 327 291
Santander UK Group Holdings PLC
2.469% due 01/11/28 (SOFR +
1.220%)(Ê) 98 94
5.625% due 09/15/45 (Þ) 34 29
Saudi Arabian Oil Co.
5.875% due 07/17/64 (Þ) 664 609
Series REGS
4.250% due 04/16/39 (Þ) 619 532
5.875% due 07/17/64 (Þ) 200 183
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 450 444
5.500% due 04/08/44 (Þ) 51 50
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 1,327 1,333
Series REGS
4.750% due 01/16/30 (Þ) 550 552
5.750% due 01/16/54 (Þ) 863 814
Seaspan Corp.
5.500% due 08/01/29 (Þ) 1,189 1,091
Senegal Government International
Bond
Series REGS
6.250% due 05/23/33 (Þ) 262 181
SEPLAT Energy PLC
9.125% due 03/21/30 (Þ) 283 267
Sigma Finance Netherlands BV
4.875% due 03/27/28 (Þ) 117 116
SK Hynix, Inc.
6.375% due 01/17/28 (Þ) 109 114
Societe Generale SA
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.519% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.500%)(Ê)(Þ) 211 213
Sri Lanka Government International
Bond
3.600% due 02/15/38 (~)(Ê)(Þ) 303 211
3.600% due 05/15/36 (~)(Ê)(Þ) 77 54
3.600% due 06/15/35 (~)(Ê)(Þ) 398 255
Series REGS
3.600% due 02/15/38 (~)(Ê)(Þ) 162 113
Standard Chartered PLC
7.014% due 07/29/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(Þ) 562 571
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 (Þ) EUR 780 863
State Oil Co. of the Azerbaijan
Republic
6.950% due 03/18/30 (Þ) 233 242
Suncor Energy, Inc.
7.000% due 11/15/28 192 206
SURA Asset Management SA
4.375% due 04/11/27 (Þ) 120 119
Suzano Austria GmbH
2.500% due 09/15/28 86 79
Suzano International Finance BV
5.500% due 01/17/27 130 131
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
6.659% due 04/16/31 (CME Term
SOFR 3 Month + 2.012%)(Ê)(Þ) 500 498
TC Ziraat Bankasi AS
7.250% due 02/04/30 (Þ) 349 344
Series REGS
8.994% due 08/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.327%)(Ê)(Þ) 599 609
TCW CLO, Ltd.
Series 2025-1A Class CR3
6.421% due 10/29/34 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 800 788
Telecom Italia Capital SA
6.375% due 11/15/33 441 441
6.000% due 09/30/34 321 310
7.721% due 06/04/38 419 437
Telecommunications Co. Telekom
Srbija AD Belgrade
Series REGS
7.000% due 10/28/29 (Þ) 543 539
TELUS Corp.
2.800% due 02/16/27 109 106
TGS ASA
8.500% due 01/15/30 (Þ) 310 305
Tierra Mojada Luxembourg II Sarl
Series REGS
5.750% due 12/01/40 (Þ) 222 204

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 279
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 126 124
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 77 80
TransAlta Corp.
6.500% due 03/15/40 419 386
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 113 104
Transnet SOC, Ltd.
Series REGS
8.250% due 02/06/28 (Þ) 609 613
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 (Þ) 683 653
Triton Container International, Ltd.
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 326 296
Trivium Packaging Finance BV
8.500% due 08/15/27 (Þ) 250 247
Turkiye Government International
Bond
7.125% due 07/17/32 230 224
6.500% due 01/03/35 461 422
Series 30Y
5.750% due 05/11/47 200 144
Series 7Y
7.125% due 02/12/32 1,242 1,212
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.750% due 07/06/26 (Þ) 449 446
Turkiye Varlik Fonu Yonetimi AS
8.250% due 02/14/29 (Þ) 397 405
UGI International LLC
Series REGS
2.500% due 12/01/29 (Þ) EUR 500 524
Ukraine Government International
Bond
1.750% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 899 442
37.734% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 149 75
Series GDP
7.750% due 08/01/41 (~)(Æ)(Ê)
(Ø)(Þ) 195 139
Series REGS
1.750% due 02/01/35 (~)(Ê)(Þ) 200 98
37.734% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 428 215
UniCredit SpA
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 339 340
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 205 214
United Utilities PLC
6.875% due 08/15/28 90 96
Uruguay Government International
Bond
5.750% due 10/28/34 1,047 1,094
5.442% due 02/14/37 354 360
5.250% due 09/10/60 168 152
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 (Þ) 201 182
Var Energi ASA
7.500% due 01/15/28 (Þ) 111 117
Venezuela Government International
Bond
Series REGS
12.750% due 08/23/22 (Æ)(Ø)(Þ) 157 26
8.250% due 10/13/24 (Æ)(Ø)(Þ) 85 12
9.250% due 05/07/28 (Æ)(Ø)(Þ) 539 86
11.950% due 08/05/31 (Æ)(Ø)(Þ) 558 91
Venture 33 CLO, Ltd.
Series 2021-33A Class CR
7.198% due 07/15/31 (CME Term
SOFR 3 Month + 2.542%)(Ê)(Þ) 1,000 992
VEON Holdings BV
Series 144A
3.375% due 11/25/27 (Þ) 207 185
Verde CLO, Ltd.
Series 2019-1A Class CRR
6.656% due 04/15/32 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 300 299
VF Corp.
0.250% due 02/25/28 EUR 500 490
4.250% due 03/07/29 EUR 400 431
0.625% due 02/25/32 EUR 300 238
Videotron, Ltd.
Series 144A
5.125% due 04/15/27 (Þ) 104 104
Viridien
Series REGS
10.000% due 10/15/30 (Þ) 330 311
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 1,382 1,421
VTB Bank
Series REGS
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Æ)(Ê)
(Š)(Þ) 714 —

See accompanying notes which are an integral part of the financial statements.
280 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Walgreens Boots Alliance, Inc.
3.600% due 11/20/25 GBP 200 262
2.125% due 11/20/26 EUR 845 927
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 101 98
Yara International ASA
4.750% due 06/01/28 (Þ) 61 61
YPF SA
9.000% due 02/12/26 (~)(Ê)(Þ) — —
9.000% due 06/30/29 (~)(Ê)(Þ) — —
7.000% due 09/30/33 (~)(Ê)(Þ) 1 1
Series REGS
6.950% due 07/21/27 (Þ) 250 246
8.500% due 06/27/29 (Þ) 387 388
145,892
Mortgage-Backed Securities - 14.2%
ARES Commercial Mortgage Trust
Series 2025-IND3 Class A
5.800% due 04/15/27 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 750 744
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 65 62
BAHA Trust
Series 2024-MAR Class C
7.766% due 12/10/29 (~)(Ê)(Þ) 700 717
BAMLL Trust
Series 2025-ASHF Class C
7.400% due 02/15/40 (CME Term
SOFR 1 Month + 3.000%)(Ê)(Þ) 500 493
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK4 Class D
3.357% due 05/15/50 (Þ) 500 367
Series 2021-BN31 Class XA
Interest Only STRIPS
1.000% due 02/15/54 (~)(Ê) 1,527 88
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3 Class C
4.352% due 02/15/50 (~)(Ê) 500 477
Barclays Commercial Mortgage Trust
Series 2024-5C27 Class D
4.000% due 07/15/57 (Þ) 500 425
Series 2024-5C31 Class D
4.250% due 12/15/57 (Þ) 250 213
Series 2025-C32 Class D
4.500% due 02/15/63 (Þ) 500 381
BAY Mortgage Trust
Series 2025-LIVN Class A
6.100% due 05/15/35 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 250 250
Benchmark Mortgage Trust
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 890 544
BMD2 Re-Remic Trust
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2019-FRR1 Class 6B10
2.438% due 05/25/52 (~)(Ê)(Þ) 892 733
BOCA Commercial Mortgage Trust
Series 2024-BOCA Class B
6.949% due 08/15/41 (CME Term
SOFR 1 Month + 2.340%)(Ê)(Þ) 500 496
BX Commercial Mortgage Trust
Series 2021-21M Class E
6.895% due 10/15/36 (CME Term
SOFR 1 Month + 2.285%)(Ê)(Þ) 175 172
Series 2021-VOLT Class F
7.124% due 09/15/36 (CME Term
SOFR 1 Month + 2.514%)(Ê)(Þ) 400 395
Series 2024-KING Class D
7.099% due 05/15/34 (CME Term
SOFR 1 Month + 2.490%)(Ê)(Þ) 494 482
BX Trust
Series 2021-ARIA Class D
6.332% due 10/15/36 (CME Term
SOFR 1 Month + 2.010%)(Ê)(Þ) 500 494
Series 2021-LGCY Class C
5.728% due 10/15/36 (CME Term
SOFR 1 Month + 1.118%)(Ê)(Þ) 380 375
Series 2021-RISE Class D
6.474% due 11/15/36 (CME Term
SOFR 1 Month + 1.864%)(Ê)(Þ) 423 417
Series 2022-LBA6 Class E
7.309% due 01/15/39 (CME Term
SOFR 1 Month + 2.700%)(Ê)(Þ) 500 496
Series 2025-VLT6 Class E
7.513% due 03/15/30 (CME Term
SOFR 1 Month + 3.191%)(Ê)(Þ) 500 497
CALI Mortgage Trust
Series 2024-SUN Class A
6.513% due 07/15/41 (CME Term
SOFR 1 Month + 1.891%)(Ê)(Þ) 300 300
Cantor Commercial Real Estate
Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 600
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
8.647% due 08/29/29 (Þ)(ž) 4,500 3,142
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.535% due 08/15/57 (~)(Ê) 7,443 358
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 67 59
Series 2019-1 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 427 372
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 105 93
Series 2024-6 Class A9A
6.000% due 05/25/55 (~)(Ê)(Þ) 375 375

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 281
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
CHNGE Mortgage Trust
Series 2022-1 Class A1
3.007% due 01/25/67 (~)(Ê)(Þ) 289 274
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 170 156
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 29 27
Series 2019-J2 Class A13
3.500% due 10/25/49 (Ê)(Þ) 343 306
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 703 569
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 348 282
Citigroup Commercial Mortgage Trust
Series 2016-C2 Class D
3.250% due 08/10/49 (~)(Ê)(Þ) 500 463
Series 2016-C2 Class E
4.533% due 08/10/49 (~)(Ê)(Þ) 120 105
Series 2019-GC41 Class XA
Interest Only STRIPS
1.032% due 08/10/56 (~)(Ê) 2,077 71
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 519 420
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 453 366
Commercial Mortgage Trust
Series 2024-CBM Class D
7.926% due 12/10/41 (~)(Ê)(Þ) 500 499
Connecticut Avenue Securities Trust
Series 2020-R02 Class 2B1
7.849% due 01/25/40 (SOFR 30 Day
Average + 3.114%)(Ê)(Þ) 1,200 1,213
Series 2022-R01 Class 1B1
7.504% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 713
Series 2023-R01 Class 1M2
8.475% due 12/25/42 (SOFR 30 Day
Average + 3.750%)(Ê)(Þ) 600 627
Series 2023-R02 Class 1M2
8.084% due 01/25/43 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 1,100 1,140
Series 2023-R05 Class 1B1
9.475% due 06/25/43 (SOFR 30 Day
Average + 4.750%)(Ê)(Þ) 500 534
Series 2024-R01 Class 1M2
6.152% due 01/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 500 500
Series 2024-R03 Class 2M2
6.303% due 03/25/44 (SOFR 30 Day
Average + 1.950%)(Ê)(Þ) 700 700
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 925
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 107 102
Series 2022-2 Class A1
4.299% due 04/25/67 (~)(Ê)(Þ) 383 375
Extended Stay America Trust
Series 2021-ESH Class E
7.287% due 07/15/38 (CME Term
SOFR 1 Month + 2.964%)(Ê)(Þ) 430 427
Flagstar Mortgage Trust
Series 2018-1 Class B1
3.938% due 03/25/48 (~)(Ê)(Þ) 121 112
Series 2018-6RR Class B1
4.907% due 10/25/48 (~)(Ê)(Þ) 411 403
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 73 67
Fontainebleau Miami Beach Mortgage
Trust
Series 2024-FBLU Class E
7.643% due 12/15/29 (CME Term
SOFR 1 Month + 3.150%)(Ê)(Þ) 250 247
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 Class M2
6.004% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 465 466
Series 2022-DNA6 Class M1B
8.434% due 09/25/42 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 200 209
Series 2025-HQA1 Class M2
5.988% due 02/25/45 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 700 694
FREMF Mortgage Trust
Series 2016-K57 Class D
Principal Only STRIPS
0.489% due 08/25/49 (Þ)(ž) 1,450 1,288
Series 2016-K57 Class X2A
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 14,282 12
Series 2016-K57 Class X2B
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 3,675 4
FS Rialto 2025-FL10 Issuer LLC
Series 2025-FL10 Class C
6.446% due 08/01/30 (CME Term
SOFR 1 Month + 2.146%)(Ê)(Þ) 500 493
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1C
8.268% due 11/29/50 (Þ)(ž) 837 700
Series 2021-FRR1 Class 1D
9.049% due 11/29/50 (Þ)(ž) 1,258 1,036
Series 2021-FRR1 Class 2B
0.704% due 11/29/50 (Þ)(ž) 1,500 1,254
Series 2021-FRR1 Class 2C
8.261% due 11/29/50 (Þ)(ž) 905 733
Series 2021-FRR2 Class A
0.118% due 09/27/51 (Þ)(ž) 312 302

See accompanying notes which are an integral part of the financial statements.
282 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2021-FRR2 Class BK
1.221% due 09/27/51 (Þ)(ž) 266 193
Series 2021-FRR2 Class C
0.024% due 09/27/51 (Þ)(ž) 141 140
Series 2021-FRR2 Class CK49
1.000% due 09/27/51 (~)(Ê)(Þ) 796 781
Series 2022-FRR3 Class A
1.986% due 11/27/50 (~)(Ê)(Þ) 635 559
Series 2022-FRR3 Class CK47
Principal Only STRIPS
0.028% due 05/27/48 (Þ)(ž) 251 249
Series 2022-FRR3 Class DK47
Principal Only STRIPS
0.035% due 05/27/48 (Þ)(ž) 251 249
Great Wolf Trust
Series 2024-WLF2 Class D
7.549% due 05/15/41 (CME Term
SOFR 1 Month + 2.939%)(Ê)(Þ) 500 497
GS Mortgage Securities Trust
Series 2019-GC40 Class XA
Interest Only STRIPS
1.261% due 07/10/52 (~)(Ê) 2,938 112
Series 2019-PJ2 Class B2
4.373% due 11/25/49 (~)(Ê)(Þ) 860 802
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 822 663
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 733 591
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 549
Series 2021-PJ11 Class B3
2.861% due 04/25/52 (~)(Ê)(Þ) 452 348
Series 2023-FUN Class C
7.999% due 03/15/28 (CME Term
SOFR 1 Month + 3.389%)(Ê)(Þ) 500 501
GS Mortgage-Backed Securities Trust
Series 2020-PJ1 Class B2
3.614% due 05/25/50 (~)(Ê)(Þ) 863 745
Series 2021-PJ5 Class B3
2.589% due 10/25/51 (~)(Ê)(Þ) 359 281
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 762 614
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 935 755
Series 2025-PJ1 Class A19
6.000% due 06/25/55 (~)(Ê)(Þ) 478 478
Hawaii Hotel Trust
Series 2025-MAUI Class D
6.911% due 03/15/30 (CME Term
SOFR 1 Month + 2.591%)(Ê)(Þ) 250 247
HLTN Commercial Mortgage Trust
Series 2024-DPLO Class D
7.948% due 06/15/41 (CME Term
SOFR 1 Month + 3.339%)(Ê)(Þ) 500 492
ICNQ Mortgage Trust
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2024-MF Class A
5.778% due 11/06/34 (Þ) 600 615
Imperial Fund Mortgage Trust
Series 2022-NQM3 Class A1
4.380% due 05/25/67 (~)(Ê)(Þ) 352 352
INTOWN Mortgage Trust
Series 2025-STAY Class C
6.550% due 03/15/42 (CME Term
SOFR 1 Month + 2.250%)(Ê)(Þ) 500 489
JPMorgan Commercial Mortgage
Securities Trust
Series 2015-C27 Class XA
Interest Only STRIPS
1.193% due 02/15/48 (~)(Ê) 434 2
Series 2021-MHC Class E
7.425% due 04/15/38 (CME Term
SOFR 1 Month + 2.814%)(Ê)(Þ) 250 248
JPMorgan Mortgage Trust
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 58 52
Series 2018-3 Class B3
3.702% due 09/25/48 (~)(Ê)(Þ) 718 634
Series 2018-6 Class B1
3.887% due 12/25/48 (~)(Ê)(Þ) 235 215
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 23 21
Series 2019-2 Class A3
3.967% due 08/25/49 (~)(Ê)(Þ) 16 15
Series 2019-7 Class B2A
2.957% due 02/25/50 (~)(Ê)(Þ) 342 299
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 48 43
Series 2019-HYB1 Class B1
4.965% due 10/25/49 (~)(Ê)(Þ) 622 623
Series 2019-LTV3 Class A5
3.487% due 03/25/50 (~)(Ê)(Þ) 23 23
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 132 117
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 297 265
Series 2020-5 Class B1
3.570% due 12/25/50 (~)(Ê)(Þ) 400 336
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 149 127
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 283 229
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 207 168
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 406 342
Series 2023-8 Class A2
6.000% due 02/25/54 (~)(Ê)(Þ) 587 590
Series 2023-8 Class B3
6.311% due 02/25/54 (~)(Ê)(Þ) 976 958
Series 2024-4 Class A9

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 283
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.500% due 10/25/54 (~)(Ê)(Þ) 715 723
Series 2024-INV1 Class A5A
5.500% due 04/25/55 (~)(Ê)(Þ) 1,000 953
Series 2025-CCM1 Class A2
5.500% due 06/25/55 (~)(Ê)(Þ) 836 827
KSL Commercial Mortgage Trust
Series 2024-HT2 Class D
7.863% due 12/15/39 (CME Term
SOFR 1 Month + 3.290%)(Ê)(Þ) 600 588
LoanCore Issuer, Ltd.
Series 2025-CRE8 Class C
6.516% due 08/17/42 (CME Term
SOFR 1 Month + 2.141%)(Ê)(Þ) 500 491
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.363% due 10/25/48 (~)(Ê)(Þ) 847 805
MHC Commercial Mortgage Trust
Series 2021-MHC Class F
7.324% due 04/15/38 (CME Term
SOFR 1 Month + 2.715%)(Ê)(Þ) 320 317
MHP
Series 2022-MHIL Class E
7.220% due 01/15/27 (CME Term
SOFR 1 Month + 2.611%)(Ê)(Þ) 240 237
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 26 23
Series 2016-C29 Class XB
Interest Only STRIPS
1.078% due 05/15/49 (~)(Ê) 7,710 53
Morgan Stanley Capital I Trust
Series 2017-HR2 Class XA
Interest Only STRIPS
0.992% due 12/15/50 (~)(Ê) 2,392 45
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 293
Series 2019-H7 Class XA
Interest Only STRIPS
1.372% due 07/15/52 (~)(Ê) 5,718 236
Series 2019-L3 Class XA
Interest Only STRIPS
0.727% due 11/15/52 (~)(Ê) 5,175 123
Series 2021-L5 Class XA
Interest Only STRIPS
1.406% due 05/15/54 (~)(Ê) 1,491 76
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-2 Class B1
7.173% due 03/25/54 (~)(Ê)(Þ) 493 527
NXPT Commercial Mortgage Trust
Series 2024-STOR Class E
6.927% due 11/05/41 (~)(Ê)(Þ) 500 500
OBX Trust
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 94 83
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2023-J1 Class A3
4.500% due 01/25/53 (~)(Ê)(Þ) 387 372
Series 2023-NQM1 Class A1
5.928% due 11/25/63 (~)(Ê)(Þ) 114 114
Onslow Bay Financial LLC
Series 2022-NQM4 Class A1B
3.900% due 04/25/62 (~)(Ê)(Þ) 1,100 1,018
ORL Trust
Series 2024-GLKS Class E
7.690% due 12/15/39 (CME Term
SOFR 1 Month + 3.190%)(Ê)(Þ) 500 494
PRM5 TRUST
Series 2025-PRM5 Class D
5.250% due 02/10/28 (~)(Ê)(Þ) 500 497
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 175 148
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 137 111
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.249% due 02/27/51 (~)(Ê)(Þ) 270 259
RFM Re-REMIC Trust
Series 2022-FRR1 Class AB60
2.372% due 11/08/49 (~)(Ê)(Þ) 1,210 1,128
Series 2022-FRR1 Class CK60
Principal Only STRIPS
0.569% due 11/08/49 (Þ)(ž) 560 487
SDAL Trust
Series 2025-DAL Class A
6.741% due 04/15/30 (CME Term
SOFR 1 Month + 2.441%)(Ê)(Þ) 250 251
Sequoia Mortgage Trust
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 48 43
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 776 691
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 47 43
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 464 377
Series 2025-1 Class A1
6.000% due 01/25/55 (~)(Ê)(Þ) 190 190
SMRT Trust
Series 2022-MINI Class F
7.672% due 01/15/39 (CME Term
SOFR 1 Month + 3.350%)(Ê)(Þ) 1,400 1,316
SWCH Commercial Mortgage Trust
Series 2025-DATA Class E
7.648% due 03/15/42 (CME Term
SOFR 1 Month + 3.340%)(Ê)(Þ) 500 480
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 718 578
Verus Securitization Trust

See accompanying notes which are an integral part of the financial statements.
284 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 721
Series 2021-3 Class A1
1.046% due 06/25/66 (~)(Ê)(Þ) 432 369
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
6.143% due 07/25/34 (~)(Ê) 155 150
Series 2006-AR15 Class 1A
5.767% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 162 162
Wells Fargo Commercial Mortgage
Trust
Series 2016-C37 Class D
3.313% due 12/15/49 (~)(Ê)(Þ) 500 450
Series 2016-LC25 Class D
3.174% due 12/15/59 (~)(Ê)(Þ) 450 405
Series 2017-C41 Class XA
Interest Only STRIPS
1.302% due 11/15/50 (~)(Ê) 4,721 106
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 316
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 17 15
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 153 130
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 194 167
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 678 550
69,078
Non-US Bonds - 11.0%
888 Acquisitions, Ltd.
10.750% due 05/15/30 (Þ) GBP 350 467
Accor SA
7.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.105%)(Ê)(ƒ)(Þ) EUR 100 124
Air France-KLM
7.250% due 05/31/26 (Þ) EUR 100 118
3.875% due 07/01/26 (Þ) EUR 600 684
Almaviva-The Italian Innovation Co.
SpA
Series REGS
5.000% due 10/30/30 (Þ) EUR 193 223
Altice Financing SA
Series REGS
4.250% due 08/15/29 (Þ) EUR 300 256
ams-OSRAM AG
2.125% due 11/03/27 (Þ) EUR 100 98
Anarafe SL
Series REGS
14.892% due 12/31/26 (3 Month
EURIBOR + 12.750%)(Ê)(Þ) EUR 291 231
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Atos SE
Series .
9.000% due 12/18/29 (~)(Ê)(Þ) EUR 120 146
Series REGS
5.000% due 12/18/30 (~)(Ê)(Þ) EUR 250 228
Azzurra Aeroporti SpA
2.625% due 05/30/27 (Þ) EUR 410 457
Bayer AG
7.000% due 09/25/83 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.896%)(Ê)(Þ) EUR 200 239
Series N8.5
5.375% due 03/25/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.458%)(Ê)(Þ) EUR 300 334
Bayer US Finance II LLC
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.108%)(Ê)(Þ) EUR 1,100 1,201
BCP V Modular Services Finance II
PLC
Series REGS
6.750% due 11/30/29 (Þ) EUR 350 356
Series REGS
4.750% due 11/30/28 (Þ) EUR 200 219
Bertelsmann SE & Co. KGaA
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.206%)(Ê)(Þ) EUR 400 450
British Telecommunications PLC
8.375% due 12/20/83 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.820%)(Ê)(Þ) GBP 200 284
California Buyer, Ltd. / Atlantica
Sustainable Infrastructure PLC
Series REGS
5.625% due 02/15/32 (Þ) EUR 150 173
Canary Wharf Group Investment
Holdings PLC
Series REGS
3.375% due 04/23/28 (Þ) GBP 200 236
Castor SpA
Series REGS
7.751% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê)(Þ) EUR 138 148
CD&R Firefly Bidco PLC
Series REGS
8.625% due 04/30/29 (Þ) GBP 200 272
Cellnex Telecom SA
Series CLNX
0.750% due 11/20/31 (Þ) EUR 300 302
Cerba Healthcare SACA
Series REGS
3.500% due 05/31/28 (Þ) EUR 300 253
Cidron Aida Finco Sarl
Series REGS
9.125% due 10/27/31 (Þ) GBP 270 356

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 285
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Co-operative Group Holdings, Ltd.
7.500% due 07/08/26 (~)(Ê)(Þ) GBP 510 687
CPI Property Group SA
1.625% due 04/23/27 (~)(Ê)(Þ) EUR 200 222
7.000% due 05/07/29 (Þ) EUR 200 236
1.750% due 01/14/30 (Þ) EUR 150 140
1.500% due 01/27/31 (Þ) EUR 670 594
CPUK Finance, Ltd.
Series .
7.875% due 08/28/29 (Þ) GBP 200 269
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 150 197
Deutsche Telekom AG
Series REGS
5.500% due 01/15/30 (Þ) EUR 300 337
Dynamo Newco II GmbH
Series REGS
6.250% due 10/15/31 (Þ) EUR 140 160
eircom Finance DAC
5.000% due 04/30/31 (Þ) EUR 220 249
Electricite de France SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.198%)(Ê)(ƒ)(Þ) EUR 600 668
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.970%)(Ê)(ƒ)(Þ) EUR 400 422
7.375% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.775%)(Ê)
(ƒ)(Þ) GBP 200 269
Series EMTN
5.875% due 07/22/49 (ICE SWAP
Rate GBP SONIA 15 Year +
3.323%)(Ê)(Þ) GBP 400 520
Elia Group SA
5.850% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.506%)(Ê)(ƒ)(Þ) EUR 400 471
ELO SACA
3.250% due 07/23/27 (Þ) EUR 300 325
4.875% due 12/08/28 (Þ) EUR 400 413
6.000% due 03/22/29 (Þ) EUR 400 420
Enel SpA
4.500% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.196%)(Ê)(ƒ)(Þ) EUR 674 744
Energia Group Roi Financeco DAC
Series REGS
6.875% due 07/31/28 (Þ) EUR 350 408
Engineering - Ingegneria Informatica
- SpA
11.125% due 05/15/28 (Þ) EUR 445 532
Esselunga SpA
1.875% due 10/25/27 (Þ) EUR 200 218
Eutelsat SA
2.250% due 07/13/27 (Þ) EUR 400 422
1.500% due 10/13/28 (Þ) EUR 300 280
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series REGS
9.750% due 04/13/29 (Þ) EUR 200 229
Explorer II AS
7.000% due 02/12/30 (~)(Ê) EUR 529 552
Fiber Bidco SpA
Series REGS
6.125% due 06/15/31 (Þ) EUR 300 328
Forvia SE
2.375% due 06/15/29 (Þ) EUR 100 101
5.500% due 06/15/31 (Þ) EUR 200 214
Series REGS
5.625% due 06/15/30 (Þ) EUR 110 121
Galaxy Bidco, Ltd.
Series REGS
8.125% due 12/19/29 (Þ) GBP 173 230
Grand City Properties Finance SARL
6.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.508%)(Ê)(ƒ) EUR 200 222
Grand City Properties SA
1.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.184%)(Ê)(ƒ)(Þ) EUR 200 213
Grifols SA
Series REGS
7.125% due 05/01/30 (Þ) EUR 680 795
Heathrow Finance PLC
6.625% due 03/01/31 (Þ) GBP 300 389
Hella GmbH & Co. KGAA
0.500% due 01/26/27 EUR 350 376
Holding d'Infrastructures des Metiers
de l'Environnement
4.500% due 04/06/27 (Þ) EUR 290 334
Series .
0.625% due 09/16/28 (Þ) EUR 110 111
House of Fraser Funding PLC
Series REGS
5.823% due 09/15/20 (Æ)(Ø)(Þ) GBP 400 —
IHO Verwaltungs GmbH
Series REGS
8.750% due 05/15/28 (Þ) EUR 150 177
7.000% due 11/15/31 (Þ) EUR 400 465
Iliad SA
Series REGS
6.875% due 04/15/31 (Þ) EUR 150 181
IMA Industria Macchine Automatiche
SpA
Series REGS
6.029% due 04/15/29 (3 Month
EURIBOR + 3.750%)(Ê)(Þ) EUR 230 260
Kaixo Bondco Telecom SA
Series REGS
5.125% due 09/30/29 (Þ) EUR 200 229
La Poste SA
5.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.679%)(Ê)(ƒ)(Þ) EUR 200 228

See accompanying notes which are an integral part of the financial statements.
286 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Mahle GmbH
Series REGS
6.500% due 05/02/31 (Þ) EUR 250 277
Maison Finco PLC
Series REGS
6.000% due 10/31/27 (Þ) GBP 365 471
Mangrove LuxCo III SARL
Series REGS
7.279% due 07/15/29 (3 Month
EURIBOR + 5.000%)(Ê)(Þ) EUR 350 396
Market Bidco Finco PLC
Series REGS
5.500% due 11/04/27 (Þ) GBP 250 318
Mobico Group PLC
2.375% due 11/20/28 (Þ) GBP 100 123
4.875% due 09/26/31 (Þ) EUR 600 647
Monitchem HoldCo 3 SA
Series REGS
8.750% due 05/01/28 (Þ) EUR 245 273
Mundys SpA
1.875% due 07/13/27 (Þ) EUR 575 638
Neopharmed Gentili SPA
Series REGS
7.125% due 04/08/30 (Þ) EUR 100 117
New Immo Holding SA
Series .
2.750% due 11/26/26 (Þ) EUR 100 110
Nexi SpA
Series .
0.000% due 02/24/28 (Æ)(Þ) EUR 400 410
NGG Finance PLC
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.532%)(Ê)(Þ) EUR 400 439
Nidda Healthcare Holding GmbH
Series REGS
5.375% due 10/23/30 (Þ) EUR 567 641
Nissan Motor Co., Ltd.
Series REGS
3.201% due 09/17/28 (Þ) EUR 930 1,020
Ocado Group PLC
0.750% due 01/18/27 (Þ) GBP 900 1,080
Series REGS
10.500% due 08/08/29 (Þ) GBP 230 307
ONE Hotels GmbH
Series REGS
7.750% due 04/02/31 (Þ) EUR 115 137
Orange SA
5.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.659%)(Ê)(ƒ)(Þ) EUR 400 479
Orsted A/S
1.750% due 12/09/19 (EURIBOR
ICE Swap Rate + 1.952%)(Ê)(Þ) EUR 610 648
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.250% due 12/08/22 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.619%)(Ê)(Þ) EUR 125 142
Series GBP
2.500% due 02/18/21 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê)(Þ) GBP 390 374
OVH Groupe SAS
Series REGS
4.750% due 02/05/31 (Þ) EUR 210 240
PCF GmbH
Series REGS
4.750% due 04/15/29 (Þ) EUR 400 353
Petrobras Global Finance BV
5.375% due 10/01/29 GBP 200 261
6.625% due 01/16/34 GBP 200 260
Petroleos Mexicanos
2.750% due 04/21/27 (Þ) EUR 200 209
4.875% due 02/21/28 (Þ) EUR 370 392
Series 10.7
4.750% due 02/26/29 (Þ) EUR 600 613
Pinewood Finco PLC
Series REGS
6.000% due 03/27/30 (Þ) GBP 300 397
PLT VII Finance SARL
Series REGS
6.000% due 06/15/31 (Þ) EUR 600 697
ProGroup AG
Series REGS
5.125% due 04/15/29 (Þ) EUR 250 275
RAC Bond Co. PLC
Series REGS
5.250% due 11/04/27 (Þ) GBP 250 319
Renault SA
2.000% due 09/28/26 (Þ) EUR 400 447
1.125% due 10/04/27 (Þ) EUR 500 539
RZD Capital PLC
7.900% due 10/19/24 (~)(Æ)(Ê)(Š)
(Þ)(Ø) RUB 115,000 —
Schaeffler AG
2.875% due 03/26/27 (Þ) EUR 500 559
SGL Carbon SE
5.750% due 06/28/28 (Þ) EUR 400 447
SNF Group SACA
Series REGS
4.500% due 03/15/32 (Þ) EUR 310 354
Summer BC Holdco A SARL
Series REGS
9.250% due 10/31/27 (Þ) EUR 360 407
Summer BC Holdco B SARL
Series REGS
5.875% due 02/15/30 (Þ) EUR 330 365
Tele Columbus AG
Series REGS
3.875% due 01/01/29 (Þ) EUR 263 237

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 287
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Telecom Italia Finance SA
7.750% due 01/24/33 EUR 650 899
Telecom Italia SpA
5.250% due 03/17/55 EUR 300 342
Telefonica Europe BV
2.880% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
6 Year Rate + 2.866%)(Ê)(ƒ)(Þ) EUR 200 221
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 300 360
Teva Pharmaceutical Finance
Netherlands II BV
1.875% due 03/31/27 (Þ) EUR 550 604
1.625% due 10/15/28 (Þ) EUR 560 593
Travelex Financing PLC
Series REGS
8.000% due 05/15/22 (Æ)(Ø)(Š)(Þ) EUR 1,400 —
Travelex Issuerco, Ltd.
Series REGS
12.500% due 03/31/29 (Þ) GBP 2,576 3,486
TUI Cruises GmbH
Series REGS
5.000% due 05/15/30 (Þ) EUR 120 136
TVL Finance PLC
Series REGS
10.250% due 04/28/28 (Þ) GBP 100 135
United Group BV
Series REGS
3.625% due 02/15/28 (Þ) EUR 300 332
Var Energi ASA
7.862% due 11/15/83 (EURIBOR
ICE Swap Rate + 4.765%)(Ê)(Þ) EUR 350 430
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 (Þ) EUR 300 341
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 (Þ) GBP 250 312
Vmed O2 UK Financing I PLC
Series REGS
4.000% due 01/31/29 (Þ) GBP 200 245
4.500% due 07/15/31 (Þ) GBP 250 287
Vodafone Group PLC
4.200% due 10/03/78 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.427%)(Ê)(Þ) EUR 550 631
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.477%)(Ê)(Þ) EUR 750 792
Volkswagen Group of America Finance
LLC
3.748% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 100 111
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
7.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
9 Year Rate + 4.783%)(Ê)(ƒ)(Þ) EUR 200 253
WEPA Hygieneprodukte GmbH
Series REGS
5.625% due 01/15/31 (Þ) EUR 100 117
Wintershall Dea Finance 2 BV
Series NC5
2.499% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 300 334
Series NC8
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.319%)(Ê)(ƒ)(Þ) EUR 400 413
Series REGS
6.500% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.940%)(Ê)(ƒ)(Þ) EUR 351 394
Worldline SA
5.250% due 11/27/29 (Þ) EUR 300 343
Zegona Finance PLC
Series REGS
6.750% due 07/15/29 (Þ) EUR 460 551
ZF Europe Finance BV
2.500% due 10/23/27 (Þ) EUR 600 627
6.125% due 03/13/29 (Þ) EUR 200 219
3.000% due 10/23/29 (Þ) EUR 800 776
53,515
Total Long-Term Fixed
Income Investments
(cost $451,316) 434,383
Common Stocks - 1.3%
Consumer Discretionary - 0.0%
Education Management Corp.(Æ)(Š) 4,460,190
—
Energy - 0.0%
KCA Deutag International, Ltd.(Æ) 2,574
13
Tourmaline Oil Corp.(Æ)(Š) 255,236
185
198
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 11,057
—
Materials and Processing - 0.7%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
3,167
Producer Durables - 0.6%
Affinion Group, Inc.(Š) 8,007
—
Bahia De Las Isletas SL Class A(Æ)(Š) 15,907,620
—
Real Alloy(Š) 39
2,946
2,946

See accompanying notes which are an integral part of the financial statements.
288 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Total Common Stocks
(cost $5,768) 6,311
Preferred Stocks - 0.0%
Consumer Discretionary - 0.0%
Education Management Corp.
0.000% (Æ)(Š) 2,128 —
Technology - 0.0%
Veritas US, Inc.
0.000% (Æ) 2,973 65
Total Preferred Stocks
(cost $343) 65
Warrants and Rights - 0.0%
Travelex Issuerco, Ltd.(Æ)
Warrants 675 2
Total Warrants and Rights
(cost $—) 2
Short-Term Investments - 6.8%
Education Management LLC Term
Loan B
0.000% due 11/30/23 (~)(Æ)(Ê)
(v)(Š) 284 —
Privatbank CJSC Via UK SPV Credit
Finance PLC
Series DPW
10.250% due 01/23/18 (Æ)(Ø) 1,240 49
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 (Þ) 200 50
U.S. Cash Management Fund(@) 32,688,017
(∞)
32,678
Venezuela Government International
Bond
Series REGS
7.750% due 10/13/19 (Æ)(Ø)(Þ) 415 58
Worldline SA
0.000% due 07/30/26 (Æ)(Þ) EUR 7 7
Total Short-Term Investments
(cost $34,489) 32,842
Total Investments - 97.5%
(identified cost $491,916) 473,603
Other Assets and Liabilities,
Net - 2.5%
12,259
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Net Assets - 100.0%
485,862

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 289
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
68.7%
1011778 BC ULC / New Red Finance, Inc. 07/06/21 206,000 98.39 203
188
1011778 BC ULC / New Red Finance, Inc. 09/03/24 347,000 100.00 347
346
1261229 BC, Ltd. 03/25/25 728,000 100.47 731
713
180 Medical, Inc. 09/30/21 300,000 100.00 300
281
7-Eleven, Inc. 10/02/24 129,000 91.95 119
118
888 Acquisitions, Ltd. 05/02/24 GBP 350,000 125.37 439
467
AB BSL CLO 3, Ltd. 02/04/25 600,000 100.00 600
595
AB BSL CLO 5, Ltd. 11/18/24 350,000 100.00 350
348
Abu Dhabi Developmental Holding Co. PJSC 04/29/25 352,000 99.40 350
351
Abu Dhabi Government International Bond 11/02/22 1,077,000 71.46 770
726
Abu Dhabi Government International Bond 03/17/25 676,000 85.75 580
589
Abu Dhabi National Energy Co. PJSC 12/11/24 80,000 92.16 74
74
Accor SA 10/04/23 EUR 100,000 104.99 105
124
ACE Securities Corp. Mortgage Loan Trust 02/23/21 657,377 98.40 647
499
Acrec LLC 01/10/25 500,000 99.75 499
495
Adani Ports & Special Economic Zone, Ltd. 03/24/25 200,000 94.64 189
188
Adani Transmission Step-One, Ltd. 02/10/25 107,000 96.95 104
103
AdaptHealth LLC 01/28/21 223,000 101.44 226
200
Adient Global Holdings, Ltd. 01/30/25 882,000 98.98 873
836
Adnoc Murban Rsc, Ltd. 09/04/24 225,000 98.46 222
202
Adnoc Murban Rsc, Ltd. 09/04/24 974,000 99.65 971
940
Adnoc Murban Rsc, Ltd. 11/05/24 360,000 95.19 343
347
Aeropuerto Internacional De Tocumen SA 03/11/24 686,000 73.25 502
500
AES Panama Generation Holdings SRL 07/06/22 80,594 90.36 73
70
African Export-Import Bank (The) 07/26/22 443,000 85.62 379
391
Agua y Saneamientos Argentinos SA 10/16/19 345,737 95.03 329
335
Ahlstrom Holding 3 Oy 02/26/24 300,000 94.07 282
281
AHP Health Partners, Inc. 08/16/21 186,000 100.50 187
172
Air France-KLM 06/18/24 EUR 600,000 110.56 663
684
Air France-KLM 12/16/24 EUR 100,000 109.51 110
118
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/20/22 142,000 98.38 140
140
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/18/23 171,000 91.87 157
160
Albion Financing 2 SARL 10/15/21 600,000 100.00 600
605
Alimentation Couche-Tard, Inc. 09/24/18 157,000 97.99 154
154
Alliant Energy Finance LLC 03/17/25 152,000 103.12 157
158
Almaviva-The Italian Innovation Co. SpA 10/24/24 EUR 193,000 108.28 209
223
Alpha Generation LLC 09/19/24 793,000 101.15 802
809
Alta Equipment Group, Inc. 05/21/24 558,000 95.48 533
469
Altice Financing SA 11/20/24 EUR 300,000 85.39 256
256
Altice France Holding SA 04/20/22 324,000 92.09 298
265
AMC Networks, Inc. 07/09/24 183,000 101.81 186
189
American Airlines Group, Inc. 03/10/21 299,000 98.81 295
290
American Airlines Group, Inc. 03/10/21 240,667 100.00 241
239
AmeriGas Partners, LP / AmeriGas Finance Corp. 01/22/25 190,000 97.94 186
189
ams-OSRAM AG 07/26/24 EUR 100,000 90.75 91
98
Anarafe SL 01/12/22 EUR 290,836 124.75 363
231
Angolan Government International Bond 10/04/24 338,000 90.64 306
270
Angolan Government International Bond 03/04/25 412,000 78.95 325
280
Angolan Government International Bond 04/29/25 200,000 79.38 159
154
Antero Resources Corp. 12/11/24 89,000 98.62 88
86
APA Corp. 02/19/21 118,000 78.19 92
84
APA Corp. 01/10/25 210,000 82.11 172
159
APA Corp. 01/10/25 140,000 84.94 119
114
Apidos CLO XXXI 04/28/21 1,140,000 100.00 1,140
1,140
Apollo Commercial Real Estate Finance, Inc. 09/02/21 216,000 98.65 213
199
Aramark Services, Inc. 01/28/21 242,000 101.90 247
238
Arches Buyer, Inc. 05/03/23 208,000 91.56 190
196
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC 12/09/24 201,000 100.14 201
200
Ardonagh Group Finance, Ltd. 04/05/24 176,000 98.24 173
179
AREIT, Inc. 01/24/25 750,000 99.76 748
741
ARES Commercial Mortgage Trust 04/03/25 750,000 100.00 750
744
Aretec Escrow Issuer 2, Inc. 10/26/23 734,000 100.64 739
791
Arroyo Mortgage Trust 05/12/20 64,548 97.32 63
62

See accompanying notes which are an integral part of the financial statements.
290 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Arsenal AIC Parent LLC 08/10/23 168,000 101.59 171
174
Ashtead Capital, Inc. 10/17/23 107,000 95.26 102
106
Atos SE 01/28/25 EUR 119,982 104.92 126
146
Atos SE 01/28/25 EUR 250,000 64.06 160
228
ATS Corp. 01/28/21 193,000 100.89 195
179
Avantor, Inc. 01/28/21 249,000 102.31 255
240
Avation Capital SA 07/06/21 291 94.14 —
—
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 180,000 101.92 183
178
Axian Telecom 03/08/23 335,000 96.12 322
332
Axon Enterprise, Inc. 03/05/25 283,000 100.00 283
289
Axon Enterprise, Inc. 03/05/25 197,000 100.00 197
201
Azzurra Aeroporti SpA 10/31/22 EUR 410,000 106.72 438
457
B&G Foods, Inc. 11/14/24 646,000 102.76 664
641
BAHA Trust 11/22/24 700,000 100.00 700
717
Bahrain Government International Bond 04/02/24 320,000 92.24 295
295
Bahrain Government International Bond 11/20/24 650,000 95.20 619
619
Bahrain Government International Bond 03/17/25 413,000 101.78 420
420
Bain Capital Credit CLO, Ltd. 07/23/24 450,000 100.00 450
443
Bain Capital Credit CLO, Ltd. 02/19/25 250,000 100.00 250
243
Baiterek National Managing Holding JSC 04/29/25 200,000 99.46 199
200
BAMLL Trust 02/07/25 500,000 100.00 500
493
Banco de Bogota SA 03/06/24 126,000 96.54 122
123
Banco de Credito del Peru 04/16/24 92,000 93.09 86
88
Banco do Estado do Rio Grande do Sul SA 04/18/23 493,000 91.92 453
488
Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa 03/06/24 124,000 97.83 121
122
Banco Nacional de Panama 01/23/24 704,000 79.59 560
574
Bangkok Bank PCL 11/13/24 46,000 100.85 46
47
Bank Commercial Mortgage Pass-Through Certificates 06/11/21 500,000 96.48 482
367
Bank Negara Indonesia Persero Tbk PT 02/15/24 614,000 91.24 560
577
Bapco Energies Sukuk, Ltd. 07/21/21 247,000 102.75 254
241
Barclays Commercial Mortgage Trust 11/20/24 500,000 86.59 433
425
Barclays Commercial Mortgage Trust 12/04/24 250,000 88.48 221
213
Barclays Commercial Mortgage Trust 01/24/25 500,000 81.92 410
381
Bausch Health Cos., Inc. 12/17/19 453,000 184.42 835
426
Bausch Health Cos., Inc. 11/18/20 102,000 144.53 147
88
Bausch Health Cos., Inc. 09/18/24 340,000 58.99 201
205
BAY Mortgage Trust 04/28/25 250,000 100.00 250
250
Bayer AG 09/04/23 EUR 300,000 100.87 303
334
Bayer AG 09/26/23 EUR 200,000 104.79 210
239
Bayer US Finance II LLC 11/14/22 EUR 1,100,000 97.32 1,107
1,201
BCP V Modular Services Finance II PLC 04/26/24 EUR 200,000 102.39 205
219
BCP V Modular Services Finance II PLC 01/22/25 EUR 350,000 95.43 334
356
Benchmark Mortgage Trust 03/28/22 890,000 79.93 711
544
Bertelsmann SE & Co. KGaA 05/03/22 EUR 400,000 103.99 416
450
Betony CLO 2, Ltd. 03/24/21 1,000,000 100.00 1,000
1,001
Bimbo Bakeries USA, Inc. 02/10/25 54,000 102.72 55
56
Birch Grove CLO 3, Ltd. 01/23/25 300,000 100.00 300
290
Birch Grove CLO 3, Ltd. 01/23/25 350,000 100.00 350
339
Birch Grove CLO 9, Ltd. 07/18/24 250,000 100.00 250
246
Blackstone Mortgage Trust, Inc. 11/02/21 200,000 99.89 200
190
BMD2 Re-Remic Trust 02/03/21 892,000 89.86 802
733
BNP Paribas SA 12/11/24 137,000 92.85 127
128
BOCA Commercial Mortgage Trust 08/07/24 500,000 99.76 499
496
Bolivia Government International Bond 04/04/23 200,000 65.51 131
130
Bombardier, Inc. 12/09/24 265,000 104.50 277
272
Booz Allen Hamilton, Inc. 03/03/21 590,000 97.60 566
567
Booz Allen Hamilton, Inc. 03/17/25 225,000 94.69 213
215
Boston Gas Co. 04/16/24 83,000 94.29 78
81
Brand Industrial Services, Inc. 08/10/23 166,000 101.63 169
158
British Telecommunications PLC 02/26/24 GBP 200,000 135.02 270
284
Builders FirstSource, Inc. 03/03/21 255,000 104.00 265
245
BX Commercial Mortgage Trust 02/23/23 175,000 96.15 168
172
BX Commercial Mortgage Trust 04/24/24 400,000 99.27 397
395
BX Commercial Mortgage Trust 05/08/24 493,503 99.77 492
482
BX Trust 02/06/23 500,000 96.46 482
494

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 291
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
BX Trust 01/24/24 500,000 97.84 489
496
BX Trust 04/26/24 422,665 98.77 417
417
BX Trust 06/06/24 380,000 98.36 374
375
BX Trust 02/20/25 500,000 99.75 499
497
C&W Senior Finance, Ltd. 02/06/25 333,000 100.00 333
335
Caesars Entertainment, Inc. 12/09/24 296,000 103.39 306
303
CALI Mortgage Trust 07/03/24 300,000 99.76 299
300
California Buyer, Ltd. / Atlantica Sustainable Infrastructure PLC 10/23/24 EUR 150,000 107.86 162
173
Calpine Corp. 12/09/24 277,000 98.19 272
274
Canary Wharf Group Investment Holdings PLC 04/23/24 GBP 200,000 106.73 213
236
Cantor Commercial Real Estate Lending 02/16/21 775,000 90.59 702
600
Carlyle Global Market Strategies CLO, Ltd. 04/29/22 1,000,000 97.93 979
1,001
Carnival Corp. 02/23/23 861,000 84.48 727
856
Carnival Corp. 08/01/23 59,000 100.00 59
62
Carnival Corp. 03/17/25 163,000 95.92 156
156
Carriage Purchaser, Inc. 09/23/21 744,000 98.88 736
613
Carvana Co. 04/05/24 1,090,890 105.35 1,188
1,230
Cascade Funding Mortgage Trust 02/25/22 4,500,000 64.36 2,896
3,142
Castor SpA 02/10/22 EUR 138,000 113.96 157
148
CBB International Sukuk Programme Co. WLL 07/18/24 710,000 96.03 682
679
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 758,000 98.25 745
716
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,247,000 93.12 1,201
1,049
CCO Holdings LLC / CCO Holdings Capital Corp. 04/21/22 29,000 98.79 29
28
CCO Holdings LLC / CCO Holdings Capital Corp. 04/18/23 517,000 97.19 502
510
CD&R Firefly Bidco PLC 04/05/24 GBP 200,000 126.34 253
272
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.83 247
249
Cellnex Telecom SA 09/06/23 EUR 300,000 86.66 260
302
Celulosa Arauco y Constitucion SA 01/08/24 60,000 92.69 56
56
Cemex SAB de CV 02/10/25 68,000 98.55 67
68
Cencosud SA 09/12/23 123,000 96.38 119
122
Centrais Eletricas Brasileiras SA 01/15/25 259,000 93.93 243
252
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. 01/28/25 210,000 100.16 210
185
Central Plaza Holding Co., Ltd. 05/06/22 600,000 99.23 595
598
Cerba Healthcare SACA 11/12/24 EUR 300,000 90.89 273
253
CEZ AS 06/15/17 383,000 108.99 417
340
CF Industries, Inc. 12/07/23 128,000 98.40 126
128
CFAMC III Co., Ltd. 06/08/21 200,000 89.58 179
198
Chase Home Lending Mortgage Trust 07/29/19 104,724 100.91 106
93
Chase Home Lending Mortgage Trust 10/30/19 66,715 100.72 67
59
Chase Home Lending Mortgage Trust 10/30/19 426,973 101.49 434
372
Chase Home Lending Mortgage Trust 06/21/24 375,295 98.46 370
375
China Government International Bond 11/17/22 1,187,000 98.18 1,165
1,168
CHNGE Mortgage Trust 01/21/22 289,456 99.99 289
274
Chobani Holdco II LLC 12/04/24 211,285 105.95 224
224
CHS/Community Health Systems, Inc. 01/26/21 329,000 94.54 311
272
CHS/Community Health Systems, Inc. 05/04/21 362,000 96.40 349
245
CHS/Community Health Systems, Inc. 01/20/22 330,000 94.80 313
282
CHS/Community Health Systems, Inc. 04/29/22 460,000 96.80 445
429
CHS/Community Health Systems, Inc. 11/05/24 11,000 100.00 11
11
CHS/Community Health Systems, Inc. 12/13/24 175,000 81.58 143
128
Cidron Aida Finco Sarl 04/01/25 GBP 270,000 129.19 349
356
CIFC Funding, Ltd. 03/18/21 1,000,000 100.00 1,000
1,000
CIFC Funding, Ltd. 02/20/25 500,000 100.00 500
495
CIM Trust 09/27/18 170,175 97.02 165
156
CIM Trust 03/22/19 28,745 101.32 29
27
CIM Trust 11/07/19 343,163 100.53 345
306
CIM Trust 03/01/21 702,629 101.84 716
569
CIM Trust 03/29/21 348,053 100.37 349
282
Cimpress PLC 10/23/24 727,000 97.68 710
663
CITGO Petroleum Corp. 07/09/24 240,000 103.11 247
241
Citigroup Commercial Mortgage Trust 06/14/19 120,000 87.17 105
105
Citigroup Commercial Mortgage Trust 05/07/24 500,000 86.75 434
463
Citigroup Mortgage Loan Trust, Inc. 05/06/21 519,403 101.14 525
420
Citigroup Mortgage Loan Trust, Inc. 06/25/21 452,852 100.36 454
366
Clarios Global, LP / Clarios US Finance Co. 04/05/24 271,000 100.52 272
276

See accompanying notes which are an integral part of the financial statements.
292 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Clear Channel Outdoor Holdings, Inc. 03/04/24 514,000 100.57 517
515
Cleveland-Cliffs, Inc. 12/09/24 281,000 101.21 284
272
CLI Funding VI LLC 03/23/21 535,903 100.22 537
495
Cloud Software Group Holdings, Inc. 01/29/24 432,000 95.64 411
436
Cloud Software Group, Inc. 11/09/22 658,000 94.34 621
658
Cloud Software Group, Inc. 10/17/24 312,000 103.90 324
326
Clydesdale Acquisition Holdings, Inc. 03/30/22 618,000 90.38 559
637
CMG Media Corp. 10/16/24 213,000 74.68 159
187
Coinbase Global, Inc. 09/14/21 120,000 100.00 120
104
Coinbase Global, Inc. 09/14/21 402,000 93.51 376
371
Comision Federal de Electricidad 03/20/25 300,000 84.78 254
240
Commercial Mortgage Trust 11/21/24 500,000 101.47 507
499
Commonbond Student Loan Trust 11/27/18 55,131 100.66 55
52
Commonbond Student Loan Trust 06/02/20 61,208 99.98 61
52
Commonbond Student Loan Trust 03/10/21 186,713 100.00 187
146
CommScope LLC 02/18/25 392,000 104.03 408
401
CommScope LLC 03/04/25 155,000 90.41 140
137
CommScope Technologies LLC 03/04/25 145,000 93.50 136
126
Compass Group Diversified Holdings LLC 04/07/21 197,000 102.57 202
186
Connect Finco SARL / Connect US Finco LLC 09/11/24 366,000 100.00 366
342
Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
713
Connecticut Avenue Securities Trust 03/02/22 1,200,000 91.67 1,100
1,213
Connecticut Avenue Securities Trust 02/06/23 1,100,000 100.00 1,100
1,140
Connecticut Avenue Securities Trust 05/07/24 600,000 106.43 639
627
Connecticut Avenue Securities Trust 09/10/24 500,000 108.30 542
534
Connecticut Avenue Securities Trust 02/05/25 500,000 101.24 506
500
Connecticut Avenue Securities Trust 02/05/25 700,000 101.61 711
700
Consolidated Communications Holdings, Inc. 05/14/24 553,000 94.40 522
543
Consolidated Communications Holdings, Inc. 07/17/24 141,000 86.44 122
134
Consolidated Energy Finance SA 09/30/21 826,000 96.47 797
645
Consolidated Energy Finance SA 11/09/22 189,000 97.64 185
183
Co-operative Group Holdings, Ltd. 03/08/21 GBP 510,000 133.33 680
687
CoreLogic, Inc. 07/06/21 201,000 99.80 201
190
Corp. Nacional del Cobre de Chile 12/14/22 615,000 75.08 462
372
Corp. Nacional del Cobre de Chile 09/05/23 418,000 99.92 418
423
Corp. Nacional del Cobre de Chile 01/08/25 248,000 99.96 248
252
Corp. Nacional del Cobre de Chile 04/28/25 400,000 100.87 404
407
Costa Rica Government International Bond 03/14/24 400,000 104.26 417
408
Costa Rica Government International Bond 03/17/25 286,000 105.22 301
290
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 08/10/23 358,000 101.39 363
359
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 08/10/23 176,000 98.77 174
175
CPI Property Group SA 07/10/24 EUR 200,000 110.25 220
236
CPI Property Group SA 07/10/24 EUR 150,000 86.48 130
140
CPI Property Group SA 11/06/24 EUR 670,000 84.61 567
594
CPI Property Group SA 04/14/25 EUR 200,000 111.25 223
222
CPUK Finance, Ltd. 05/08/24 GBP 200,000 124.96 250
269
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 758,000 100.00 758
729
Credit Agricole SA 10/02/24 121,000 103.01 125
124
Crown European Holdings SA 05/09/23 EUR 250,000 109.62 274
296
CSC Holdings LLC 07/06/21 973,000 90.05 876
450
CSC Holdings LLC 04/05/24 811,000 97.65 791
766
CSL Finance PLC 03/17/25 88,000 98.56 87
87
CVR Energy, Inc. 01/10/20 725,000 97.43 706
661
DaVita, Inc. 11/09/22 281,000 82.01 230
261
DB Master Finance LLC 03/20/19 378,000 100.00 378
368
DBWF Mortgage Trust 10/25/18 1,000,000 91.85 919
925
Deutsche Telekom AG 12/09/21 EUR 300,000 103.86 312
337
Deutsche Telekom International Finance BV 07/12/24 62,000 98.58 61
62
Development Bank of Kazakhstan JSC 03/17/25 256,000 99.55 255
253
Development Bank of Kazakhstan JSC 03/27/25 286,000 99.68 285
283
Development Bank of the Republic of Belarus JSC 07/11/19 942,000 100.00 942
460
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 07/22/21 1,545,000 100.29 1,543
1,494
DISH DBS Corp. 11/10/21 57,000 100.00 57
48

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 293
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
DISH DBS Corp. 10/01/24 264,000 94.46 249
240
Dominican Republic Government International Bond 07/06/23 1,818,000 101.10 1,838
1,878
Domino's Pizza Master Issuer LLC 11/06/19 912,000 100.00 912
860
Domino's Pizza Master Issuer LLC 04/08/21 583,500 100.00 584
523
Dresdner Funding Trust I 03/02/22 778,000 110.09 856
845
Driven Brands Funding LLC 05/30/24 258,938 86.92 225
241
Dryden Senior Loan Fund 10/05/18 500,000 99.51 498
499
Dynamo Newco II GmbH 09/25/24 EUR 140,000 111.26 156
160
Ecuador Government International Bond 10/12/22 933,070 50.14 468
559
Ecuador Government International Bond 02/29/24 217,210 53.47 116
133
Ecuador Government International Bond 02/13/25 281,966 70.17 198
211
EDO Sukuk, Ltd. 06/26/24 554,000 100.00 554
558
Egypt Government International Bond 04/15/24 1,511,000 78.17 1,181
1,098
Egypt Government International Bond 01/28/25 439,000 100.00 439
418
Egypt Government International Bond 03/17/25 200,000 98.59 197
191
eircom Finance DAC 04/28/25 EUR 220,000 114.21 251
249
El Salvador Government International Bond 01/06/25 534,000 102.78 549
530
Electricite de France SA 11/09/21 EUR 400,000 109.52 438
422
Electricite de France SA 11/28/22 GBP 400,000 113.44 454
520
Electricite de France SA 02/28/23 EUR 600,000 100.59 604
668
Electricite de France SA 09/10/24 GBP 200,000 130.85 262
269
Elevation CLO, Ltd. 02/07/25 300,000 100.00 300
297
ELFI Graduate Loan Program 06/18/20 76,564 99.97 77
70
Elia Group SA 01/02/24 EUR 400,000 111.78 447
471
Ellington Financial Mortgage Trust 11/05/19 107,417 99.98 107
102
Ellington Financial Mortgage Trust 04/14/22 382,842 99.59 381
375
ELO SACA 04/23/24 EUR 400,000 96.07 384
413
ELO SACA 04/29/24 EUR 400,000 103.92 416
420
ELO SACA 01/09/25 EUR 300,000 96.28 289
325
Emerald Debt Merger Sub LLC 05/04/23 EUR 400,000 110.14 441
469
Empresa de Transporte de Pasajeros Metro SA 06/16/17 568,000 107.03 608
486
Empresa Nacional del Petroleo 11/02/17 338,000 91.45 309
252
Enel Finance International NV 07/24/23 131,000 95.27 125
127
Enel SpA 01/07/25 EUR 674,000 102.60 692
744
Energia Group Roi Financeco DAC 07/20/23 EUR 350,000 111.44 390
408
Energizer Gamma Acquisition BV 06/09/21 EUR 575,000 108.80 626
609
Engineering - Ingegneria Informatica - SpA 05/09/23 EUR 445,000 109.12 486
532
Entegris Escrow Corp. 12/09/24 240,000 97.65 234
234
Enviri Corp. 02/24/25 340,000 97.23 331
328
EQT Corp. 04/02/25 201,000 97.09 195
195
Eskom Holdings SOC, Ltd. 01/28/21 616,000 99.48 613
629
Esselunga SpA 10/27/21 EUR 200,000 118.92 238
218
Eutelsat SA 11/01/23 EUR 400,000 96.87 387
422
Eutelsat SA 04/05/24 EUR 300,000 86.75 260
280
Eutelsat SA 12/18/24 EUR 200,000 94.85 190
229
Evergy Missouri West, Inc. 11/13/24 80,000 100.47 80
82
Export-Import Bank of India 06/27/22 500,000 85.30 426
433
Export-Import Bank of India 11/06/24 200,000 92.21 184
186
Extended Stay America Trust 04/25/24 429,740 99.91 429
427
F-Brasile SpA / F-Brasile US LLC 11/09/22 175,000 93.52 164
175
Ferguson Finance PLC 12/07/23 73,000 98.44 72
72
Ferguson Finance PLC 10/02/24 51,000 99.91 51
51
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 01/29/24 220,000 92.62 204
192
Fiber Bidco SpA 05/09/24 EUR 300,000 107.82 323
328
First Quantum Minerals, Ltd. 02/22/24 306,000 100.00 306
321
First Quantum Minerals, Ltd. 02/19/25 490,000 100.00 490
485
Flagstar Mortgage Trust 10/24/18 411,453 102.91 423
403
Flagstar Mortgage Trust 06/03/19 72,868 102.60 75
67
Flagstar Mortgage Trust 02/04/21 121,198 102.57 124
112
Fontainebleau Miami Beach Mortgage Trust 12/05/24 250,000 100.00 250
247
Forestar Group, Inc. 04/28/25 308,000 97.75 301
300
Fortescue Metals Group, Ltd. 11/09/22 278,000 83.74 233
252
Fortrea Holdings, Inc. 03/05/25 347,000 96.01 333
302
Forvia SE 01/08/25 EUR 200,000 102.92 206
214
Forvia SE 01/22/25 EUR 100,000 95.58 96
101

See accompanying notes which are an integral part of the financial statements.
294 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Forvia SE 03/19/25 EUR 110,000 109.00 120
121
Freddie Mac STACR REMIC Trust 03/08/23 464,719 99.43 462
466
Freddie Mac STACR REMIC Trust 09/26/23 200,000 104.70 209
209
Freddie Mac STACR REMIC Trust 02/12/25 700,000 100.00 700
694
FREMF Mortgage Trust 03/24/21 14,281,759 0.38 54
12
FREMF Mortgage Trust 03/24/21 3,675,088 0.42 15
4
FREMF Mortgage Trust 03/24/21 1,450,103 90.29 1,309
1,288
Fresenius Medical Care US Finance III, Inc. 03/24/25 89,000 84.39 75
75
Frontier Communications Corp. 11/19/20 520,000 100.00 520
515
FS Rialto 2025-FL10 Issuer LLC 01/31/25 500,000 99.75 499
493
Full House Resorts, Inc. 04/29/25 649,000 94.12 611
609
Gabon Government International Bond 03/17/25 200,000 78.50 157
140
Galaxy Bidco, Ltd. 12/05/24 GBP 173,000 127.52 221
230
GAM Re-REMIC Trust 04/01/21 1,258,000 110.62 1,392
1,036
GAM Re-REMIC Trust 04/01/21 905,000 70.01 634
733
GAM Re-REMIC Trust 04/01/21 837,000 72.41 606
700
GAM Re-REMIC Trust 11/04/21 266,000 72.01 192
193
GAM Re-REMIC Trust 11/04/21 141,192 86.95 123
140
GAM Re-REMIC Trust 11/04/21 796,000 88.49 704
781
GAM Re-REMIC Trust 11/04/21 312,000 97.01 303
302
GAM Re-REMIC Trust 01/25/22 1,500,000 77.25 1,159
1,254
GAM Re-REMIC Trust 01/28/22 251,000 85.38 214
249
GAM Re-REMIC Trust 01/28/22 251,000 87.49 220
249
GAM Re-REMIC Trust 01/28/22 635,000 89.19 566
559
Gartner, Inc. 02/18/21 190,000 102.97 196
187
Gartner, Inc. 03/17/25 154,000 94.30 145
144
Gazprom OAO Via Gaz Capital SA 08/17/16 1,000,000 112.44 1,124
726
Georgian Railway JSC 04/07/22 651,000 91.11 593
576
GFL Environmental, Inc. 10/12/21 188,000 100.88 190
182
GFL Environmental, Inc. 12/09/24 169,000 95.22 161
160
GGAM Finance, Ltd. 12/27/23 925,000 101.66 940
949
GGAM Finance, Ltd. 01/02/25 36,000 98.58 35
36
Ghana Government International Bond 10/09/24 217,558 88.63 193
184
Ghana Government International Bond 11/20/24 425,093 89.08 379
360
Global Infrastructure Solutions, Inc. 01/10/24 822,000 92.45 760
782
Global Net Lease, Inc. 01/28/21 1,049,000 97.63 1,005
987
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 12/09/24 192,000 99.67 191
190
goeasy, Ltd. 05/12/21 187,000 100.32 188
183
GoodLeap Sustainable Home Solutions Trust 06/09/21 1,026,653 99.96 1,026
785
Grand City Properties SA 03/25/25 EUR 200,000 101.74 203
213
Graphic Packaging International LLC 07/06/21 244,000 100.64 246
230
Gray Oak Pipeline LLC 03/17/25 115,000 96.18 111
112
Great Wolf Trust 04/26/24 500,000 99.76 499
497
Greenland Global Investment, Ltd. 01/10/18 523,153 97.34 509
151
Greenland Global Investment, Ltd. 09/07/21 876,412 87.12 764
254
Grifols SA 12/11/24 EUR 680,000 104.94 714
795
GrubHub, Inc. 10/12/21 499,000 97.80 484
450
Grupo Bimbo SAB de CV 12/07/23 49,000 89.31 44
42
GS Mortgage Securities Trust 08/01/19 860,143 105.47 907
802
GS Mortgage Securities Trust 03/12/21 732,870 101.30 742
591
GS Mortgage Securities Trust 06/15/21 800,000 100.85 807
549
GS Mortgage Securities Trust 12/06/21 452,104 96.62 437
348
GS Mortgage Securities Trust 01/10/22 821,833 97.50 801
663
GS Mortgage Securities Trust 03/08/23 500,000 99.85 499
501
GS Mortgage-Backed Securities Trust 05/14/21 358,682 96.93 348
281
GS Mortgage-Backed Securities Trust 06/03/21 863,485 103.63 895
745
GS Mortgage-Backed Securities Trust 06/15/21 762,263 100.48 766
614
GS Mortgage-Backed Securities Trust 09/22/21 935,153 100.82 943
755
GS Mortgage-Backed Securities Trust 01/21/25 477,802 99.25 474
478
Guatemala Government International Bond 07/17/24 806,000 101.17 815
806
Harvest Midstream I, LP 08/05/20 1,206,000 101.24 1,221
1,223
Hat Holdings I LLC 03/24/25 137,000 103.58 142
141
Hawaii Hotel Trust 03/06/25 250,000 99.75 249
247
Hazine Mustesarligi Varlik Kiralama AS 04/02/24 400,000 105.90 424
425
Heathrow Finance PLC 05/14/24 GBP 300,000 124.92 375
389

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 295
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Helios Issuer LLC 10/26/18 567,910 99.98 568
438
Helios Issuer LLC 10/26/18 774,922 99.98 775
730
Helios Issuer LLC 06/15/20 319,359 99.99 319
283
Herbalife Nutrition, Ltd. 08/24/23 286,000 99.66 285
286
Hilcorp Energy I, LP / Hilcorp Finance Co. 05/03/23 258,000 93.12 240
231
HLF Financing SARL LLC / Herbalife International, Inc. 05/03/23 1,029,000 80.12 821
793
HLF Financing SARL LLC / Herbalife International, Inc. 04/05/24 670,000 97.90 656
712
HLTN Commercial Mortgage Trust 05/31/24 500,000 99.76 499
492
Holding d'Infrastructures des Metiers de l'Environnement 06/19/24 EUR 290,000 108.86 316
334
Holding d'Infrastructures des Metiers de l'Environnement 09/20/24 EUR 110,000 93.70 103
111
House of Fraser Funding PLC 06/13/17 GBP 400,000 103.15 413
—
Howard Hughes Corp. (The) 02/18/21 252,000 103.15 260
243
Hungary Government International Bond 07/19/23 934,000 101.88 952
961
Hungary Government International Bond 01/03/24 302,000 98.05 296
286
Hungary Government International Bond 07/25/24 498,000 99.33 495
471
Hungary Government International Bond 11/06/24 200,000 60.16 120
117
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 11/13/24 145,000 100.00 145
142
ICICI Bank, Ltd. 03/24/25 114,000 97.69 111
112
ICNQ Mortgage Trust 11/04/24 600,000 100.95 606
615
iHeart Communications, Inc. 01/13/25 327,000 83.84 274
241
IHO Verwaltungs GmbH 03/24/23 EUR 150,000 106.88 160
177
IHO Verwaltungs GmbH 01/07/25 EUR 400,000 107.72 431
465
Iliad SA 04/30/24 EUR 150,000 106.72 160
181
IMA Industria Macchine Automatiche SpA 04/11/24 EUR 230,000 107.21 247
260
Imperial Brands Finance PLC 03/17/25 97,000 102.80 100
100
Imperial Fund Mortgage Trust 04/14/22 352,212 99.99 352
352
Infraestructura Energetica Nova SAPI de CV 06/03/22 162,000 95.80 155
154
InRetail Consumer 02/07/24 97,000 92.35 90
91
Instituto Costarricense de Electricidad 02/07/18 561,000 82.28 462
497
International Flavors & Fragrances, Inc. 08/05/24 136,000 93.33 127
127
Intesa Sanpaolo SpA 09/02/21 290,000 104.11 302
225
Intesa Sanpaolo SpA 12/06/23 130,000 96.95 126
128
INTOWN Mortgage Trust 03/05/25 500,000 100.00 500
489
IQVIA, Inc. 12/09/19 260,000 101.81 265
258
Iron Mountain, Inc. 05/12/21 193,000 101.16 195
186
Iron Mountain, Inc. 12/09/24 171,000 93.81 160
158
ITC Holdings Corp. 04/16/24 127,000 98.65 125
128
ITT Holdings LLC 06/23/21 480,000 99.96 480
439
Ivory Coast Government International Bond 01/23/24 350,000 98.21 344
322
Ivory Coast Government International Bond 03/25/25 539,000 97.52 526
496
J.G. Wentworth XLII LLC 10/02/18 407,600 99.97 407
375
James Hardie International Finance Designated Activity Co. 03/24/25 95,000 98.22 93
92
JB Poindexter & Co., Inc. 12/07/23 649,000 100.49 652
653
JDE Peet's NV 12/07/23 78,000 93.64 73
73
Jefferson Capital Holdings LLC 07/28/21 763,000 99.56 760
759
Jefferson Capital Holdings LLC 01/30/24 351,000 100.00 351
368
Jefferson Capital Holdings LLC 04/29/25 327,000 100.00 327
329
Jordan Government International Bond 04/04/23 172,000 99.17 171
171
Jordan Government International Bond 01/17/24 264,000 99.13 262
263
JPMorgan Commercial Mortgage Securities Trust 09/20/24 250,000 99.70 249
248
JPMorgan Mortgage Trust 12/06/18 717,594 90.89 652
634
JPMorgan Mortgage Trust 01/18/19 23,311 99.92 23
21
JPMorgan Mortgage Trust 03/22/19 16,495 101.00 17
15
JPMorgan Mortgage Trust 01/24/20 296,722 103.89 308
265
JPMorgan Mortgage Trust 01/28/20 48,280 101.57 49
43
JPMorgan Mortgage Trust 01/30/20 342,361 100.98 346
299
JPMorgan Mortgage Trust 06/02/20 132,145 101.84 135
117
JPMorgan Mortgage Trust 07/15/20 621,734 103.53 644
623
JPMorgan Mortgage Trust 07/21/20 400,492 106.39 426
336
JPMorgan Mortgage Trust 08/20/20 234,625 104.97 246
215
JPMorgan Mortgage Trust 10/28/20 149,240 102.89 154
127
JPMorgan Mortgage Trust 11/10/20 57,560 102.56 59
52
JPMorgan Mortgage Trust 12/07/20 23,206 103.76 24
23
JPMorgan Mortgage Trust 01/19/21 283,328 103.04 292
229
JPMorgan Mortgage Trust 05/21/21 207,498 100.92 209
168

See accompanying notes which are an integral part of the financial statements.
296 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
JPMorgan Mortgage Trust 04/27/22 406,371 91.03 370
342
JPMorgan Mortgage Trust 09/21/23 975,916 91.94 897
958
JPMorgan Mortgage Trust 09/21/23 587,126 97.68 573
590
JPMorgan Mortgage Trust 04/17/24 714,923 99.70 713
723
JPMorgan Mortgage Trust 10/29/24 1,000,000 97.09 971
953
JPMorgan Mortgage Trust 01/14/25 836,167 96.73 809
827
JSCB Agrobank 01/15/25 463,000 102.52 475
478
Kaixo Bondco Telecom SA 09/02/22 EUR 200,000 87.30 175
229
KazMunayGas National Co. JSC 10/19/18 726,000 85.10 618
609
KEB Hana Bank 06/04/24 50,000 93.72 47
48
KeySpan Gas East Corp. 07/24/23 82,000 96.01 79
80
Kingston Airport Revenue Finance, Ltd. 09/25/24 299,000 99.97 299
295
Kodiak Gas Services, Inc. 07/09/24 220,000 102.48 225
224
Kondor Finance PLC 01/28/21 818,460 98.41 805
640
KSL Commercial Mortgage Trust 11/27/24 600,000 99.75 599
588
La Poste SA 01/09/25 EUR 200,000 102.34 205
228
LABL, Inc. 04/05/24 197,000 99.15 195
177
Lamar Funding, Ltd. 06/14/17 490,000 99.99 490
490
Lamb Weston Holdings, Inc. 11/02/21 202,000 100.20 202
185
Landsea Homes Corp. 03/19/24 693,000 100.00 693
657
LCM 28, Ltd. 10/16/18 500,000 100.00 500
499
LCPR Senior Secured Financing Designated Acitivity Co. 10/22/19 336,000 100.71 338
276
Lebanon Government International Bond 02/14/19 213,000 100.00 213
36
Lebanon Government International Bond 10/31/22 1,227,000 11.90 146
209
Level 3 Financing, Inc. 03/31/23 461,000 105.36 478
499
Level 3 Financing, Inc. 01/26/24 1,657,000 102.95 1,700
1,854
LG Energy Solution, Ltd. 06/04/24 115,000 100.11 115
116
LGI Homes, Inc. 11/12/24 687,000 100.00 687
634
Liberty Mutual Group, Inc. 05/03/22 51,000 127.90 65
57
LifePoint Health, Inc. 07/31/23 995,000 100.17 997
1,058
LifePoint Health, Inc. 09/29/23 712,000 100.00 712
780
LifePoint Health, Inc. 05/09/24 696,000 98.55 686
675
Lightning Power LLC 08/07/24 962,000 102.31 984
997
Live Nation Entertainment, Inc. 04/08/20 382,000 95.27 364
374
Live Nation Entertainment, Inc. 12/09/24 225,000 101.48 228
228
LoanCore Issuer, Ltd. 01/24/25 500,000 99.75 499
491
LPL Holdings, Inc. 03/17/25 192,000 95.43 183
184
Lumen Technologies, Inc. 05/03/23 238,875 81.00 193
238
LYB Finance Co. BV 12/07/23 77,000 104.22 80
82
Madison IAQ LLC 04/05/24 190,000 92.04 175
180
Madison Park Funding XXXI, Ltd. 05/30/24 250,000 100.00 250
250
Mahle GmbH 04/24/24 EUR 250,000 107.00 267
277
Maison Finco PLC 10/06/21 GBP 365,000 135.89 496
471
Mangrove LuxCo III SARL 07/04/24 EUR 350,000 107.19 375
396
Market Bidco Finco PLC 10/15/24 GBP 250,000 125.72 314
318
Marks & Spencer PLC 09/27/18 111,000 107.30 119
118
MasTec, Inc. 06/27/22 845,000 94.60 799
823
Mattamy Group Corp. 04/29/20 620,000 93.78 581
568
Mattel, Inc. 02/25/25 223,000 95.05 212
210
Mauser Packaging Solutions Holding Co. 11/01/22 807,000 95.45 770
739
Mauser Packaging Solutions Holding Co. 01/30/23 542,000 100.00 542
543
Mauser Packaging Solutions Holding Co. 08/10/23 248,000 99.82 248
245
Mazoon Assets Co. SAOC 10/02/24 254,000 99.76 253
251
McGraw-Hill Education, Inc. 11/01/24 474,000 98.74 468
465
Medline Borrower, LP 04/20/22 164,000 93.86 154
153
Medline Borrower, LP 05/03/23 167,000 89.40 149
159
Mello Mortgage Capital Acceptance 01/24/20 846,541 104.64 886
805
Mercedes-Benz Finance North America LLC 03/17/25 132,000 99.91 132
132
Mexico City Airport Trust 01/28/21 225,000 100.60 226
176
MF1, Ltd. 02/13/23 500,000 94.37 472
487
MHC Commercial Mortgage Trust 12/12/23 320,000 97.34 311
317
MHP 03/26/24 240,000 99.41 239
237
Michaels Cos, Inc. (The) 08/15/24 312,000 64.47 201
109
Midwest Connector Capital Co. LLC 03/24/25 108,000 98.79 107
107
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 07/06/22 488,000 89.26 436
462

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 297
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
MISC Capital Two Labuan, Ltd. 10/03/23 125,000 95.40 119
123
Mobico Group PLC 09/25/24 GBP 100,000 122.39 122
123
Mobico Group PLC 12/23/24 EUR 600,000 108.50 651
647
Mohegan Tribal Finance Authority Revenue Bonds 02/14/23 203,000 103.66 210
225
Molina Healthcare, Inc. 05/28/20 164,000 100.00 164
158
Molina Healthcare, Inc. 06/09/21 203,000 101.90 207
183
Molina Healthcare, Inc. 11/13/24 856,000 100.00 856
850
Mongolia Government International Bond 02/19/25 200,000 99.84 200
193
Monitchem HoldCo 3 SA 04/20/23 EUR 245,000 109.64 269
273
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 25,767 94.35 24
23
Morgan Stanley Capital I Trust 06/05/19 377,000 88.19 332
293
Morgan Stanley Residential Mortgage Loan Trust 04/29/24 493,478 103.70 512
527
Mosaic Solar Loan Trust 11/27/18 52,781 98.59 52
48
Mosaic Solar Loan Trust 11/27/18 137,672 99.09 136
127
Mosaic Solar Loan Trust 06/12/20 178,253 99.98 178
155
Mosaic Solar Loan Trust 03/10/21 523,110 99.48 520
423
Mosaic Solar Loan Trust 03/24/21 202,775 100.13 203
168
Mosaic Solar Loan Trust 06/15/21 323,151 99.56 322
231
MPH Acquisition Holdings LLC 05/03/23 167,000 83.70 140
130
Mundys SpA 12/17/21 EUR 575,000 102.38 589
638
MVM Energetika Zrt. 01/23/24 435,000 102.73 447
455
Nabors Industries, Inc. 01/07/20 163,000 98.05 160
130
Nakilat, Inc. 06/15/17 284,874 109.55 312
297
Navient Private Education Refi Loan Trust 11/03/20 106,979 99.99 107
100
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
353
NCR Atleos Corp. 12/09/24 174,000 109.23 190
187
Necessity Retail REIT, Inc. (The) / American Finance Operating Partner, LP 01/12/22 225,000 99.74 224
212
Neopharmed Gentili SPA 02/14/25 EUR 100,000 108.99 109
117
Neptune Bidco US, Inc. 08/15/24 566,000 94.61 535
503
Neuberger Berman Loan Advisers CLO 27, Ltd. 06/27/24 550,000 100.00 550
550
New Fortress Energy, Inc. 01/29/24 121,000 98.02 119
99
New Immo Holding SA 03/17/25 EUR 100,000 107.32 107
110
New York State Electric & Gas Corp. 10/17/23 58,000 95.58 55
57
News Corp. 05/12/21 377,000 97.39 367
355
Nexi SpA 08/02/24 EUR 400,000 96.22 385
410
NGG Finance PLC 09/21/22 EUR 400,000 84.24 337
439
NGL Energy Operating LLC 01/25/24 300,000 100.00 300
282
NGL Energy Operating LLC 01/25/24 530,000 100.00 530
483
NGPL PipeCo LLC 03/03/22 103,000 128.57 132
116
Nidda Healthcare Holding GmbH 04/29/25 EUR 567,000 113.81 645
641
Nigeria Government International Bond 10/13/22 569,000 69.57 396
458
Nigeria Government International Bond 02/13/25 746,000 101.91 760
700
Nissan Motor Acceptance Co. LLC 03/04/25 1,518,000 102.03 1,549
1,531
Nissan Motor Acceptance Co. LLC 03/04/25 220,000 97.31 214
212
Nissan Motor Co., Ltd. 03/06/25 EUR 930,000 106.95 995
1,020
Northriver Midstream Finance, LP 08/07/24 538,000 101.75 547
534
NRG Energy, Inc. 05/20/24 133,000 92.41 123
125
NXPT Commercial Mortgage Trust 10/01/24 500,000 98.53 493
500
Oaktree CLO, Ltd. 08/23/24 250,000 100.00 250
247
OBX Trust 01/15/20 93,784 101.52 95
83
OBX Trust 02/16/23 386,674 96.26 372
372
OBX Trust 09/25/24 113,703 101.08 115
114
Ocado Group PLC 08/01/23 GBP 900,000 108.76 979
1,080
Ocado Group PLC 08/01/24 GBP 230,000 127.41 293
307
OCP CLO, Ltd. 08/07/24 500,000 100.00 500
493
OCP SA 07/21/21 126,000 121.65 153
118
OCP SA 04/24/24 496,000 97.84 485
488
OCP SA 01/15/25 299,000 99.00 296
294
Octagon Investment Partners 11, Ltd. 02/09/23 1,000,000 98.52 985
1,002
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.87 247
250
Office Properties Income Trust 01/03/23 331,000 103.38 342
245
Oil and Gas Holding Co. BSCC (The) 06/18/20 340,000 103.77 353
348
Olympus Water US Holding Corp. 09/21/21 EUR 170,000 117.30 199
176
Olympus Water US Holding Corp. 01/15/24 EUR 200,000 103.31 207
215
Oman Government International Bond 10/26/22 617,000 100.00 617
640

See accompanying notes which are an integral part of the financial statements.
298 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Oman Government International Bond 10/23/24 400,000 107.36 429
416
Oman Government International Bond 03/17/25 209,000 100.44 210
210
OmGrid Funding, Ltd. 10/05/17 277,000 100.13 277
275
ONE Hotels GmbH 05/02/24 EUR 115,000 107.27 123
137
ONEOK, Inc. 03/17/25 97,000 101.52 98
99
Onslow Bay Financial LLC 04/29/22 1,100,000 96.92 1,066
1,018
Ontario Gaming GTA, LP 07/20/23 938,000 100.80 944
903
Open Text Corp. 01/28/21 244,000 101.07 247
233
Open Text Corp. 03/17/25 107,000 103.17 110
110
Open Text Holdings, Inc. 08/16/21 235,000 102.67 241
217
OPENLANE, Inc. 01/29/24 177,000 99.94 177
177
Optics Bidco SpA 07/01/24 281,000 105.16 295
280
Optics Bidco SpA 04/23/25 200,000 95.26 191
192
Optics Bidco SpA 04/25/25 200,000 92.34 185
186
OQ SAOC 07/21/21 443,000 100.17 444
434
Orange SA 07/18/23 EUR 400,000 109.76 439
479
ORL Trust 12/09/24 500,000 99.75 499
494
Orsted A/S 02/27/24 EUR 125,000 109.96 137
142
Orsted A/S 05/07/24 GBP 390,000 93.49 365
374
Orsted A/S 12/16/24 EUR 610,000 101.21 617
648
OVH Groupe SAS 01/29/25 EUR 210,000 104.10 219
240
Pagaya AI Debt Grantor Trust 01/27/25 300,000 100.00 300
298
Pakistan Government International Bond 09/03/24 667,000 91.24 609
585
Pakistan Water and Power Development Authority 08/25/21 765,000 79.83 611
548
Palmer Square CLO, Ltd. 03/19/24 1,250,000 100.00 1,250
1,255
Paraguay Government International Bond 11/18/24 400,000 96.36 385
394
Paraguay Government International Bond 02/25/25 200,000 100.00 200
198
PCF GmbH 10/29/24 EUR 400,000 93.83 375
353
Performance Food Group, Inc. 10/10/24 148,000 101.18 150
149
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 03/19/19 245,000 108.29 265
237
Petroleos de Venezuela SA 08/14/24 136,312 16.90 23
16
Petroleos de Venezuela SA 12/18/24 202,400 11.54 23
23
Petroleos de Venezuela SA 01/07/25 983,200 14.87 146
114
Petroleos del Peru SA 10/05/17 1,532,000 80.62 1,244
935
Petroleos del Peru SA 03/20/25 261,000 76.67 200
191
Petroleos Mexicanos 07/11/19 597,000 79.86 477
375
Petroleos Mexicanos 03/22/22 EUR 600,000 101.77 611
613
Petroleos Mexicanos 09/19/23 EUR 370,000 100.92 373
392
Petroleos Mexicanos 05/20/24 EUR 200,000 101.71 203
209
Petronas Capital, Ltd. 09/20/22 1,934,000 87.22 1,687
1,653
Petronas Capital, Ltd. 10/31/23 884,000 67.48 597
568
Petronas Capital, Ltd. 03/26/25 580,000 100.00 580
581
Phinia, Inc. 11/01/24 459,000 100.06 459
450
Pike Corp. 09/13/21 991,000 95.49 946
975
Pinewood Finco PLC 05/15/24 GBP 300,000 125.31 376
397
PLT VII Finance SARL 05/30/24 EUR 600,000 108.30 650
697
Port of Spain Waterfront Development 02/11/25 267,000 99.34 265
251
PRA Group, Inc. 11/09/21 991,000 95.24 944
903
PRA Group, Inc. 02/14/23 200,000 100.39 201
202
PRA Group, Inc. 05/15/24 414,000 100.00 414
427
PRA Health Sciences, Inc. 01/08/24 45,000 96.62 43
44
Prestige Brands Holdings, Inc. 04/05/24 227,000 97.76 222
225
Prime Security Services Borrower LLC / Prime Finance, Inc. 12/09/24 126,000 100.24 126
126
Primose Funding LLC 03/30/21 957,500 101.77 974
947
Privatbank CJSC Via UK SPV Credit Finance PLC 01/22/16 1,577,000 61.49 970
8
PRM5 TRUST 02/10/25 500,000 97.96 490
497
PROG Holdings, Inc. 11/10/21 770,000 100.03 770
709
ProGroup AG 03/20/24 EUR 250,000 109.21 273
275
Prosus NV 12/02/20 142,000 105.18 149
131
PTC, Inc. 03/03/21 157,000 101.57 159
152
PTTEP Treasury Center Co., Ltd. 06/15/17 370,000 124.05 459
389
Qatar Government International Bond 02/16/23 877,000 99.54 873
888
Qatar Government International Bond 05/21/24 352,000 99.58 351
358
Qatar Government International Bond 02/20/25 606,000 100.12 607
612
Qatar Government International Bond 03/17/25 200,000 100.63 201
203

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 299
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Qatar Petroleum 07/26/22 923,000 89.72 828
808
QXO Building Products, Inc. 04/23/25 391,000 100.00 391
392
RAC Bond Co. PLC 10/21/21 GBP 250,000 137.88 345
319
Radiology Partners, Inc. 11/19/21 1,099,168 93.48 1,028
1,076
Radiology Partners, Inc. 08/20/24 1,376,465 91.27 1,256
1,284
Radnor RE, Ltd. 06/18/21 79,941 100.00 80
80
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 639,000 96.66 618
641
RCKT Mortgage Trust 02/06/20 174,523 100.67 176
148
RCKT Mortgage Trust 03/11/21 137,143 101.54 139
111
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 101.99 275
259
Reliance Industries, Ltd. 02/07/24 125,000 97.24 122
122
Renault SA 03/21/22 EUR 400,000 104.55 418
447
Renault SA 06/18/24 EUR 500,000 104.68 523
539
Republic of Azerbaijan Government International Bond 09/21/22 384,000 86.12 331
335
Republic of Kenya Government International Bond 02/12/24 331,000 97.62 323
314
Republic of Kenya Government International Bond 04/02/24 200,000 101.45 203
190
Republic of Serbia Government International Bond 06/05/24 417,000 98.00 409
412
Republic of South Africa Government International Bond 03/17/25 571,000 95.46 545
544
Republic of Uzbekistan Government International Bond 02/14/25 200,000 84.13 168
170
Republic of Uzbekistan Government International Bond 02/19/25 200,000 99.80 200
200
Republic of Zambia Government International Bond 06/28/24 109,306 49.50 54
61
Republic of Zambia Government International Bond 06/28/24 71,947 88.28 64
62
Republic of Zambia Government International Bond 04/07/25 50,000 49.57 25
28
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 582,000 92.47 538
503
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/02/22 101,000 93.99 95
81
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/09/22 463,000 83.94 396
400
RFM Re-REMIC Trust 08/03/22 560,000 81.37 456
487
RFM Re-REMIC Trust 08/03/22 1,210,000 86.93 1,052
1,128
RLJ Lodging Trust 11/15/24 750,000 98.00 735
736
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 04/21/22 310,000 89.20 277
281
Rockies Express Pipeline LLC 05/06/20 273,000 94.67 258
256
Rockies Express Pipeline LLC 02/02/22 357,000 101.41 362
337
Rockies Express Pipeline LLC 04/02/24 565,000 94.24 532
540
Rogers Communications, Inc. 05/02/23 729,000 94.16 686
710
Roller Bearing Co. of America, Inc. 01/11/22 199,000 101.38 202
189
Rolls-Royce PLC 03/01/23 361,000 98.88 357
358
Romanian Government International Bond 02/12/24 1,504,000 67.49 1,015
894
Romanian Government International Bond 01/29/25 388,000 83.10 322
322
Romanian Government International Bond 04/29/25 408,000 99.66 407
406
Royal Caribbean Cruises, Ltd. 08/11/21 762,000 99.72 760
763
Russian Agricultural Bank OJSC Via RSHB Capital SA 06/14/17 475,000 100.00 475
119
Russian Agricultural Bank OJSC Via RSHB Capital SA 11/09/18 200,000 100.00 200
50
RZD Capital PLC 08/04/21 RUB 115,000,000 — 2,046
—
SA Global Sukuk, Ltd. 12/14/22 327,000 90.77 297
291
Sabal Trail Transmission LLC 03/17/25 147,000 98.13 144
145
Sabre GLBL, Inc. 01/11/24 631,000 96.24 607
606
Sabre GLBL, Inc. 11/25/24 495,000 100.82 499
474
Santander UK Group Holdings PLC 01/07/25 34,000 83.41 28
29
Saudi Arabian Oil Co. 12/14/22 619,000 93.44 578
532
Saudi Arabian Oil Co. 07/10/24 664,000 97.65 648
609
Saudi Arabian Oil Co. 03/17/25 200,000 93.55 187
183
Saudi Electricity Global Sukuk Co. 05/09/19 51,000 107.90 55
50
Saudi Government International Bond 01/08/24 1,327,000 99.31 1,318
1,333
Saudi Government International Bond 11/06/24 550,000 99.40 547
552
Saudi Government International Bond 01/06/25 863,000 93.85 810
814
Schaeffler AG 03/23/23 EUR 500,000 106.55 533
559
SDAL Trust 04/17/25 250,000 99.75 249
251
Sealed Air Corp. 10/26/16 497,000 104.04 517
516
Seaspan Corp. 07/09/21 1,189,000 93.54 1,112
1,091
Senegal Government International Bond 03/03/25 262,000 78.65 206
181
SEPLAT Energy PLC 03/13/25 283,000 100.00 283
267
Sequoia Mortgage Trust 09/17/19 47,063 101.59 48
43
Sequoia Mortgage Trust 10/08/19 48,324 101.21 49
43
Sequoia Mortgage Trust 11/14/19 775,512 102.63 796
691
Sequoia Mortgage Trust 06/22/22 463,960 84.77 393
377

See accompanying notes which are an integral part of the financial statements.
300 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Sequoia Mortgage Trust 01/10/25 189,532 99.38 188
190
SGL Carbon SE 11/08/24 EUR 400,000 104.38 418
447
Sigma Finance Netherlands BV 03/17/25 117,000 99.52 116
116
Sinclair Television Group, Inc. 01/29/25 222,000 100.00 222
220
Sirius XM Radio, Inc. 09/24/24 365,000 87.88 321
313
Sitio Royalties Operating Partnership, LP / Sitio Finance Corp. 07/09/24 217,000 103.30 224
223
Six Flags Entertainment Corp. 03/24/25 311,000 101.14 315
314
SK Hynix, Inc. 11/13/24 109,000 103.15 112
114
Smithfield Foods, Inc. 05/06/24 125,000 97.25 122
124
SMRT Trust 05/02/22 1,400,000 97.42 1,364
1,316
SNF Group SACA 03/11/25 EUR 310,000 109.21 339
354
Societe Generale SA 04/28/25 211,000 100.77 213
213
SoFi Professional Loan Program LLC 10/30/18 400,000 96.07 384
384
SoFi Professional Loan Program LLC 10/30/18 228,701 96.40 220
226
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
544
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.97 1,000
880
SoFi Professional Loan Program Trust 03/15/19 850,000 100.33 853
813
SoFi Professional Loan Program Trust 05/14/20 600,000 99.94 600
514
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
267
Sonic Capital LLC 01/15/20 524,333 100.00 524
513
Sonic Capital LLC 07/29/21 578,500 100.00 579
486
Spirit AeroSystems, Inc. 01/24/24 777,000 104.63 813
861
Sri Lanka Government International Bond 12/20/24 77,223 69.41 54
54
Sri Lanka Government International Bond 12/20/24 398,307 70.65 281
255
Sri Lanka Government International Bond 12/20/24 302,511 72.23 218
211
Sri Lanka Government International Bond 03/17/25 162,000 79.68 129
113
Standard Chartered PLC 10/14/16 562,000 121.69 662
571
Standard Industries, Inc. 10/19/20 EUR 780,000 105.22 821
863
Standard Industries, Inc. 04/21/22 314,000 92.07 289
293
Staples, Inc. 04/19/21 314,551 101.55 319
182
Staples, Inc. 05/23/24 210,000 99.19 208
182
Starwood Property Trust, Inc. 01/11/22 231,000 99.72 230
226
State Oil Co. of the Azerbaijan Republic 10/05/17 233,000 104.75 244
242
Summer BC Holdco A SARL 11/09/20 EUR 360,421 112.49 405
407
Summer BC Holdco B SARL 02/07/25 EUR 330,000 103.28 341
365
Sunnova Sol II Issuer LLC 11/20/20 304,377 99.98 304
251
Sunnova Sol III Issuer LLC 06/11/21 697,116 99.96 697
577
Sunrun Bacchus Issuer LLC 01/28/25 699,239 99.98 699
685
Sunrun Xanadu Issuer 05/31/19 340,542 100.00 341
319
SURA Asset Management SA 03/17/25 120,000 99.15 119
119
SWCH Commercial Mortgage Trust 02/05/25 500,000 99.75 499
480
Symphony CLO XIX, Ltd. 03/21/19 500,000 97.86 489
498
Talen Energy Supply LLC 04/28/23 793,000 100.60 798
846
Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp. 07/09/24 277,000 100.74 279
276
TC Ziraat Bankasi AS 01/15/25 599,000 102.69 615
609
TC Ziraat Bankasi AS 01/28/25 349,000 99.51 347
344
TCW CLO, Ltd. 03/13/25 800,000 100.00 800
788
Team Health Holdings, Inc. 11/04/24 780,000 111.43 869
841
Tele Columbus AG 11/13/24 EUR 262,500 86.13 226
237
Telecommunications Co. Telekom Srbija AD Belgrade 01/15/25 543,000 99.52 540
539
Teleflex, Inc. 01/28/21 156,000 102.45 160
149
Telefonica Europe BV 11/24/22 EUR 200,000 87.44 175
221
Telefonica Europe BV 01/26/23 EUR 300,000 104.63 314
360
Teva Pharmaceutical Finance Netherlands II BV 06/02/23 EUR 550,000 102.59 564
604
Teva Pharmaceutical Finance Netherlands II BV 10/25/23 EUR 560,000 93.20 522
593
Texas Eastern Transmission, LP 12/05/19 74,000 101.29 75
72
TGS ASA 11/20/24 310,000 100.00 310
305
Tierra Mojada Luxembourg II Sarl 04/07/22 222,021 90.79 202
204
TKC Holdings, Inc. 04/05/24 232,000 97.71 227
233
Topaz Solar Farms LLC 04/02/24 559,525 99.66 558
523
TransDigm, Inc. 07/09/24 243,000 101.42 246
248
Transnet SOC, Ltd. 10/17/23 609,000 99.13 604
613
Travelex Financing PLC 06/13/17 EUR 1,400,000 — 1,657
—
Travelex Issuerco, Ltd. 08/06/20 GBP 2,576,218 124.69 3,212
3,486
Trident TPI Holdings, Inc. 11/01/24 580,000 109.04 632
608

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 301
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Trinidad Generation UnLtd 08/16/19 683,000 99.84 682
653
Triton Container International, Ltd. 02/19/21 326,458 99.84 326
296
Triumph Group, Inc. 02/28/23 607,000 101.62 617
637
Trivium Packaging Finance BV 04/24/25 250,000 97.27 243
247
TUI Cruises GmbH 11/19/24 EUR 120,000 105.95 127
136
Turkiye Ihracat Kredi Bankasi AS 07/21/21 449,000 98.69 443
446
Turkiye Varlik Fonu Yonetimi AS 04/18/24 397,000 100.90 401
405
TVL Finance PLC 04/21/23 GBP 100,000 123.29 123
135
UGI International LLC 08/31/23 EUR 500,000 91.77 459
524
UKG, Inc. 12/09/24 211,000 103.08 217
217
Ukraine Government International Bond 04/23/15 195,000 45.32 88
139
Ukraine Government International Bond 08/30/24 149,083 43.25 64
75
Ukraine Government International Bond 08/30/24 899,490 46.15 415
442
Ukraine Government International Bond 10/10/24 427,988 59.12 253
215
Ukraine Government International Bond 03/17/25 200,000 58.34 117
98
UniCredit SpA 05/08/20 205,000 104.52 214
214
UniCredit SpA 04/02/24 339,000 97.81 332
340
United Airlines, Inc. 07/09/24 210,000 98.34 207
207
United Group BV 01/23/20 EUR 300,000 110.56 332
332
United Rentals NA, Inc. 03/17/25 154,000 101.67 157
156
Uniti Group, Inc. 12/18/24 216,000 113.26 245
240
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 06/09/21 1,458,000 95.45 1,355
1,333
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 01/13/25 120,000 106.25 128
127
Univision Communications, Inc. 08/10/23 294,000 101.60 299
286
US Foods, Inc. 03/03/21 253,000 100.88 255
246
UWM Mortgage Trust 05/27/21 717,605 100.47 721
578
Uzbekneftegaz JSC 01/23/24 201,000 86.94 175
182
Var Energi ASA 07/24/23 111,000 102.67 114
117
Var Energi ASA 11/08/23 EUR 350,000 108.21 379
430
Venezuela Government International Bond 03/19/24 539,100 21.33 115
86
Venezuela Government International Bond 07/30/24 414,900 14.99 62
58
Venezuela Government International Bond 09/11/24 557,600 16.73 93
91
Venezuela Government International Bond 03/07/25 156,900 18.41 29
26
Venezuela Government International Bond 03/27/25 84,800 100.00 85
12
Venture 33 CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
992
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
216
Venture Global Calcasieu Pass LLC 07/29/21 567,000 97.55 552
510
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
396
Venture Global LNG, Inc. 04/05/24 423,000 102.76 435
420
VEON Holdings BV 12/09/24 207,000 89.53 185
185
Verde CLO, Ltd. 08/14/24 300,000 100.00 300
299
Verisure Midholding AB 01/15/21 EUR 300,000 120.79 362
341
Verus Securitization Trust 02/08/21 1,000,000 99.99 1,000
721
Verus Securitization Trust 06/22/22 432,298 88.65 383
369
Vibrantz Technologies, Inc. 10/07/24 322,000 93.93 302
246
VICI Properties, LP 07/06/22 126,000 95.38 120
124
Videotron, Ltd. 04/05/24 104,000 98.50 102
104
Viking Baked Goods Acquisition Corp. 10/24/24 449,000 100.00 449
427
Virgin Media Finance PLC 06/03/20 GBP 250,000 125.83 315
312
Viridien 03/11/25 330,000 100.00 330
311
Vistra Operations Co. LLC 03/06/24 124,000 96.84 120
122
Vistra Operations Co. LLC 01/22/25 250,000 98.73 247
248
Vmed O2 UK Financing I PLC 09/10/20 GBP 200,000 127.90 256
245
Vmed O2 UK Financing I PLC 06/22/21 GBP 250,000 139.48 349
287
Vodafone Group PLC 02/03/21 EUR 750,000 94.84 711
792
Vodafone Group PLC 01/30/23 EUR 550,000 107.38 591
631
Volkswagen Group of America Finance LLC 03/01/23 EUR 100,000 93.32 93
111
Volkswagen Group of America Finance LLC 08/29/23 EUR 200,000 108.86 218
253
VTB Bank 10/18/18 714,000 — 750
—
Wayfair LLC 10/21/24 313,000 101.43 317
286
Weatherford International, Ltd. 10/14/21 550,000 96.62 531
545
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 86.32 337
316
Wells Fargo Commercial Mortgage Trust 05/01/24 450,000 82.64 372
405
Wells Fargo Commercial Mortgage Trust 05/06/24 500,000 86.89 434
450
Wells Fargo Mortgage Backed Securities Trust 02/14/20 17,389 100.73 18
15

See accompanying notes which are an integral part of the financial statements.
302 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Wells Fargo Mortgage Backed Securities Trust 08/10/20 153,305 102.82 158
130
Wells Fargo Mortgage Backed Securities Trust 09/17/20 194,488 102.15 199
167
Wells Fargo Mortgage Backed Securities Trust 03/12/21 678,148 101.28 687
550
Wendy's Funding LLC 03/26/19 463,658 99.07 459
452
WEPA Hygieneprodukte GmbH 01/17/24 EUR 100,000 108.16 108
117
Werner FinCo, LP / Werner FinCo, Inc. 07/09/24 211,000 107.27 226
222
Williams Scotsman International, Inc. 01/28/21 188,000 101.85 191
181
Wilsonart LLC 07/25/24 607,000 100.00 607
552
Wingstop Funding LLC 11/19/24 900,000 100.00 900
921
Wintershall Dea Finance 2 BV 02/24/23 EUR 400,000 86.77 347
413
Wintershall Dea Finance 2 BV 07/27/23 EUR 300,000 94.55 284
334
Wintershall Dea Finance 2 BV 04/29/25 EUR 351,000 113.81 399
394
Wipro IT Services LLC 07/24/23 101,000 95.64 97
98
Wolverine World Wide, Inc. 11/20/24 580,000 89.71 520
483
World Acceptance Corp. 01/11/22 207,000 100.14 207
204
Worldline SA 09/16/24 EUR 6,602 103.98 7
7
Worldline SA 11/21/24 EUR 300,000 104.44 313
343
XHR, LP 11/12/24 288,000 100.00 288
284
XPLR Infrastructure Operating Partners, LP 03/20/25 232,000 100.00 232
233
XPO, Inc. 07/25/23 118,000 99.36 117
119
Yara International ASA 12/11/24 61,000 99.39 61
61
YPF SA 08/15/18 950 100.00 1
1
YPF SA 01/28/21 50 27.86 —
—
YPF SA 02/10/21 276 84.25 —
—
YPF SA 03/08/23 250,000 86.66 217
246
YPF SA 01/23/24 387,000 95.77 371
388
Zaxbys Funding LLC 05/03/24 446,625 100.00 447
450
Zaxbys Funding LLC 05/13/24 721,875 88.26 637
668
Zayo Group Holdings, Inc. 10/10/24 737,000 89.69 661
605
Zayo Group Holdings, Inc. 11/05/24 353,000 93.28 329
325
Zegona Finance PLC 07/10/24 EUR 460,000 108.29 498
551
ZF Europe Finance BV 03/30/22 EUR 800,000 100.97 796
776
ZF Europe Finance BV 06/02/23 EUR 600,000 102.01 612
627
ZF Europe Finance BV 09/06/23 EUR 200,000 106.85 214 219
333,813
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro-Bobl Futures 35 EUR 4,187 06/25
68
Japanese 10 Year Mini Government Bond Futures 3 JPY 42,195 06/25
(1)
Long Gilt Futures 74 GBP 6,920 06/25
109
United States 2 Year Treasury Note Futures 357 USD 74,309 06/25
592
United States 5 Year Treasury Note Futures 144 USD 15,724 06/25
122
United States 10 Year Treasury Note Futures 42 USD 4,713 06/25
61
United States 10 Year Ultra Treasury Note Futures 133 USD 15,260 06/25
147
United States Treasury Long Bond Futures 35 USD 4,082 06/25
(7)
United States Treasury Ultra Bond Futures 31 USD 3,752 06/25 (10)
Short Positions
Canadian 10 Year Government Bond Futures 47 CAD 5,812 06/25
41
Euro-Bund Futures 52 EUR 6,852 06/25
(39)
Japanese 10 Year Government Bond Futures 14 JPY 1,969,100 06/25
(290)
United States 2 Year Treasury Note Futures 132 USD 27,476 06/25
(248)

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 303
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
United States 5 Year Treasury Note Futures 72 USD 7,862 06/25
(158)
United States 10 Year Treasury Note Futures 54 USD 6,060 06/25
(137)
United States 10 Year Ultra Treasury Note Futures 47 USD 5,393 06/25
(101)
United States Treasury Long Bond Futures 75 USD 8,747 06/25
(31)
United States Treasury Ultra Bond Futures 12 USD 1,452 06/25 (3)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 115
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 690 COP 2,866,849 05/13/25 (13)
Bank of America USD 73 CZK 1,602 05/13/25 —
Bank of America USD 838 EUR 735 05/30/25 (4)
Bank of America USD 62 HUF 22,205 05/13/25 —
Bank of America USD 296 THB 10,094 05/13/25 7
Bank of America USD 1,606 TRY 63,948 05/13/25 39
Bank of America USD 1,645 ZAR 30,727 05/13/25 6
Bank of America CZK 22,822 USD 989 05/13/25 (47)
Bank of America EUR 100 USD 109 06/18/25 (5)
Bank of America HKD 7,696 USD 990 05/13/25 (2)
Bank of America HUF 367,655 USD 989 05/13/25 (41)
Bank of America MXN 5,971 USD 292 05/13/25 (12)
Bank of America PLN 3,636 USD 969 05/13/25 7
Bank of America SGD 928 USD 692 05/13/25 (18)
Bank of America THB 32,840 USD 983 05/13/25 (1)
Bank of America TRY 767 USD 20 05/13/25 —
Bank of New York USD 2,467 CAD 3,527 05/13/25 93
Bank of New York GBP 416 USD 538 05/13/25 (16)
BNP Paribas USD 693 BRL 3,974 05/13/25 6
BNP Paribas CAD 256 USD 185 05/30/25 (1)
BNP Paribas CHF 1 USD 1 05/30/25 —
BNP Paribas EUR 23,434 USD 26,717 05/30/25 130
BNP Paribas EUR 5,329 USD 5,833 06/18/25 (221)
BNP Paribas GBP 8,084 USD 10,774 05/30/25 (1)
BNP Paribas GBP 496 USD 642 06/18/25 (20)
BNP Paribas KRW 1,015,582 USD 696 05/13/25 (17)
Citigroup PEN 3,604 USD 979 05/13/25 (3)
Citigroup TWD 22,928 USD 694 05/13/25 (23)
Commonwealth Bank of Australia EUR 167 USD 190 06/18/25 —
HSBC USD 1,745 NOK 18,223 05/13/25 7
HSBC SEK 17,375 USD 1,744 05/13/25 (55)
JPMorgan Chase USD 1,655 EUR 1,530 05/13/25 79
JPMorgan Chase USD 3,104 EUR 2,725 05/13/25 (16)
JPMorgan Chase USD 525 GBP 392 05/30/25 (3)
JPMorgan Chase USD 1,587 JPY 236,069 05/13/25 66
Morgan Stanley EUR 55 USD 63 06/18/25 —

See accompanying notes which are an integral part of the financial statements.
304 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Morgan Stanley GBP 95 USD 127 06/18/25 1
Royal Bank of Canada EUR 5,329 USD 5,832 06/18/25 (221)
Royal Bank of Canada GBP 496 USD 642 06/18/25 (20)
Standard Chartered USD 144 EUR 128 06/18/25 2
Standard Chartered EUR 5,329 USD 5,832 06/18/25 (222)
Standard Chartered GBP 496 USD 642 06/18/25 (20)
State Street USD 373 CHF 307 05/13/25 (1)
State Street USD 956 CLP 905,578 05/13/25 —
State Street USD 2 COP 7,646 05/13/25 —
State Street USD 33 EUR 30 06/18/25 1
State Street USD 34 EUR 30 06/18/25 —
State Street USD 49 EUR 45 06/18/25 2
State Street USD 55 EUR 50 06/18/25 2
State Street USD 57 EUR 50 06/18/25 —
State Street USD 104 EUR 96 06/18/25 5
State Street USD 106 EUR 98 06/18/25 5
State Street USD 186 EUR 170 06/18/25 7
State Street USD 214 EUR 195 06/18/25 8
State Street USD 233 EUR 215 06/18/25 11
State Street USD 435 GBP 325 05/13/25 (2)
State Street USD 13 GBP 10 06/18/25 1
State Street USD 13 GBP 10 06/18/25 1
State Street USD 232 GBP 180 06/18/25 8
State Street USD 25 HKD 192 05/13/25 —
State Street USD 30 KRW 42,573 05/13/25 —
State Street USD 15 MXN 295 05/13/25 —
State Street USD 296 MYR 1,315 05/13/25 9
State Street USD 981 PEN 3,604 05/13/25 2
State Street USD 102 SEK 983 05/13/25 —
State Street USD 29 SGD 38 05/13/25 —
State Street USD 28 TWD 913 05/13/25 —
State Street USD 4 ZAR 83 05/13/25 —
State Street BRL 129 USD 23 05/13/25 —
State Street CAD 175 USD 126 05/13/25 (1)
State Street CHF 3,718 USD 4,224 05/13/25 (285)
State Street EUR 15 USD 17 06/18/25 —
State Street EUR 20 USD 23 06/18/25 —
State Street EUR 24 USD 26 06/18/25 (1)
State Street EUR 25 USD 27 06/18/25 (1)
State Street EUR 28 USD 31 06/18/25 (1)
State Street EUR 30 USD 34 06/18/25 —
State Street EUR 35 USD 40 06/18/25 —
State Street EUR 39 USD 45 06/18/25 —
State Street EUR 70 USD 78 06/18/25 (1)
State Street EUR 80 USD 89 06/18/25 (2)

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 305
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street EUR 115 USD 131 06/18/25 1
State Street EUR 322 USD 350 06/18/25 (16)
State Street EUR 4,120 USD 4,522 06/18/25 (158)
State Street GBP 6 USD 8 06/18/25 —
State Street GBP 14 USD 19 06/18/25 —
State Street GBP 61 USD 81 06/18/25 —
State Street GBP 96 USD 124 06/18/25 (4)
State Street GBP 115 USD 148 06/18/25 (5)
State Street GBP 375 USD 487 06/18/25 (13)
State Street IDR 128,759 USD 8 05/14/25 —
State Street JPY 44,577 USD 314 05/13/25 1
State Street MYR 46 USD 11 05/13/25 —
State Street NOK 602 USD 58 05/13/25 —
UBS USD 980 IDR 16,408,440 05/14/25 11
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (975)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 17,753 $ 267
$ —
$ 18,020 3 .7
Corporate Bonds and Notes — 147,878 —
—
147,878 30 .5
International Debt — 145,892 —
—
145,892 30 .0
Mortgage-Backed Securities — 69,078 —
—
69,078 14 .2
Non-US Bonds — 53,515 —
—
53,515 11 .0
Common Stocks
Consumer Discretionary — — —
—
— —
Energy — 13 185
—
198 —
*
Financial Services — — —
—
— —
Materials and Processing — — 3,167
—
3,167 0 .7
Producer Durables — — 2,946
—
2,946 0 .6
Preferred Stocks — 65 — — 65 —
*
Warrants and Rights — 2 — — 2 —
*
Short-Term Investments — 164 — 32,678 32,842 6 .8
Total Investments — 434,360 6,565 32,678 473,603 97 .5
Other Assets and Liabilities, Net
2 .5
100 .0

See accompanying notes which are an integral part of the financial statements.
306 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 1,140 — — — 1,140 0 .2
Foreign Currency Exchange Contracts — 518 — — 518 0 .1
A
Liabilities
Futures Contracts (1,025) — — — (1,025) (0 .2)
Foreign Currency Exchange Contracts — (1,493) — — (1,493) (0 .3)
Total Other Financial Instruments
**
$ 115 $ (975) $ — $ — $ (860)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Fixed Income Investments
Asset-Backed Securities Other* 267
Common Stocks
Energy Other* 185
Materials and Processing Discounted cash flow*** Discount rate** 17.8% 3,167
Market approach*** EBITDA multiple**** 8.22x
Discount to guideline comparables 20.2%
Producer Durables Discounted cash flow*** Discount rate** 13.5% 2,946
Market approach*** EBITDA multiple**** 6.2x
Discount to guideline comparables 25.3%
Total Investments 6,565
*     Level 3 investments with a listed Valuation Technique of "Other" for the period ended April 30, 2025 were less than 1% of net assets.
**   The discount rates were determined by calculating the weighted average cost of capital for the companies.
***   A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
****  A relative value analysis of comparable publicly traded companies was used to derive the EBIDTA multiple.

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 307
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2025 were as follows:
Category and
Subcategory
Beginning
Balance
11/01/2024
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
4/30/2025
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
4/30/2025
Long-Term Fixed Income
Investments
Asset Backed Securities $ 264 $ — $ — $ — $ — $ — $ — $ 3 $ 267 $ 3
International Debt 408 — — — — — 460 52 — —
Common Stocks
Energy 183 — — — — — — 2 185 2
Material Processing 3,718 — — — — — — (551) 3,167 (551)
Producer Durables 3,188 — — — — — — (242) 2,946 (242)
Total Investments
$ 7,761 $ — $ — $ — $ — $ — $ 460 $ (736) $ 6,565 $ (788)
Amounts in thousands
Country Exposure
Fair Value
$
Angola .........................................................................................
704
Argentina .....................................................................................
2,769
Australia ......................................................................................
456
Austria .........................................................................................
98
Azerbaijan ...................................................................................
577
Bahrain ........................................................................................
2,602
Belarus ........................................................................................
460
Belgium .......................................................................................
471
Bermuda ......................................................................................
505
Bolivia, Plurinational State of .....................................................
130
Brazil ...........................................................................................
3,895
Canada .........................................................................................
9,013
Cayman Islands ...........................................................................
15,796
Chile ............................................................................................
3,715
China ...........................................................................................
2,500
Colombia .....................................................................................
2,753
Costa Rica ...................................................................................
1,195
Czech Republic ...........................................................................
1,533
Denmark ......................................................................................
1,165
Dominican Republic ...................................................................
1,878
Ecuador .......................................................................................
902
Egypt ...........................................................................................
2,097
El Salvador ..................................................................................
530
Finland ........................................................................................
403
France ..........................................................................................
10,372
Gabon ..........................................................................................
140
Georgia ........................................................................................
576
Germany ......................................................................................
10,629
Ghana ..........................................................................................
543

See accompanying notes which are an integral part of the financial statements.
308 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Guatemala ...................................................................................
806
Hong Kong ..................................................................................
1,091
Hungary .......................................................................................
2,289
India ............................................................................................
1,241
Indonesia .....................................................................................
3,837
Ireland .........................................................................................
2,305
Israel ............................................................................................
1,198
Italy .............................................................................................
7,597
Ivory Coast ..................................................................................
818
Jamaica ........................................................................................
295
Japan ...........................................................................................
1,020
Jersey ...........................................................................................
348
Jordan ..........................................................................................
434
Kazakhstan ..................................................................................
1,346
Kenya ..........................................................................................
504
Lebanon .......................................................................................
245
Liberia .........................................................................................
234
Luxembourg ................................................................................
4,585
Malaysia ......................................................................................
2,926
Mauritius .....................................................................................
332
Mexico ........................................................................................
7,191
Mongolia .....................................................................................
193
Morocco ......................................................................................
1,088
Netherlands .................................................................................
1,231
Nigeria .........................................................................................
1,425
Norway ........................................................................................
1,405
Oman ...........................................................................................
2,784
Pakistan .......................................................................................
1,133
Panama ........................................................................................
3,261
Paraguay ......................................................................................
592
Peru .............................................................................................
2,611
Philippines ...................................................................................
2,146
Poland .........................................................................................
2,108
Puerto Rico ..................................................................................
276
Qatar ............................................................................................
3,168
Romania ......................................................................................
1,622
Russia ..........................................................................................
726
Saudi Arabia ................................................................................
4,808
Senegal ........................................................................................
181
Serbia ..........................................................................................
951
Slovenia .......................................................................................
332
South Africa ................................................................................
3,057
South Korea ................................................................................
278
Spain ...........................................................................................
2,138
Sri Lanka .....................................................................................
632
Sweden ........................................................................................
341
Switzerland .................................................................................
645
Thailand ......................................................................................
436
Trinidad and Tobago ...................................................................
904
Turkey .........................................................................................
4,230
Ukraine ........................................................................................
1,656

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 309
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
United Arab Emirates ..................................................................
3,229
United Kingdom ..........................................................................
18,589
United States ...............................................................................
282,357
Uruguay .......................................................................................
1,606
Uzbekistan ...................................................................................
1,030
Venezuela, Bolivarian Republic of .............................................
427
Zambia ........................................................................................
958
Total Investments ...................................................................
473,603

See accompanying notes which are an integral part of the financial statements.
310 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 518 $ —
Variation margin on futures contracts* — 1,140
Total
$ 518 $ 1,140
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ — $ 1,025
Unrealized depreciation on foreign currency exchange contracts 1,493 —
Total
$ 1,493 $ 1,025
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (951)
Credit default swap contracts 17 — —
Foreign currency exchange contracts — (763) —
Total
$ 17 $ (763) $ (951)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0 0
Futures contracts $ — $ — $ 1,373
Foreig n currency exchange contracts — (984) —
Total
$ — $ (984) $ 1,373
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 311
Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2025 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 518 $ — $ 518
Total Financial and Derivative Assets
518 — 518
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 518 $ — $ 518
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 59 $ 59 $ — $ —
Bank of New York
93 16 — 77
BNP Paribas
136 8 — 128
HSBC
7 7 — —
JPMorgan Chase
145 16 — 129
Morgan Stanley
1 — — 1
Standard Chartered
2 2 — —
State Street
64 64 — —
UBS
11 — — 11
Total
$ 518 $ 172 $ — $ 346

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
312 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2025 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,493 $ — $ 1,493
Total Financial and Derivative Liabilities
1,493 — 1,493
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,493 $ — $ 1,493
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 144 $ 59 $ — $ 8 5
Bank of New York 16 16 — —
BNP Paribas 260 8 252 —
Citigroup 26 — — 26
HSBC 55 7 — 48
JPMorgan Chase 18 16 2 —
Royal Bank of Canada 241 — — 241
Standard Chartered 241 2 — 239
State Street 492 64 — 428
Total
$ 1,493 $ 17 2 $ 254 $ 1,06 7
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 313
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 491,916
Investments, at fair value(>) ........................................................................................................................................................
473,603
Cash .............................................................................................................................................................................................. 638
Foreign currency holdings(^) ....................................................................................................................................................... 838
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 518
Receivables:
Dividends and interest ...................................................................................................................................................... 5,632
Dividends from affiliated funds ....................................................................................................................................... 113
Investments sold ............................................................................................................................................................... 3,474
Fund shares sold ............................................................................................................................................................... 615
Foreign capital gains taxes recoverable ........................................................................................................................... 9
From broker(a)(b) ............................................................................................................................................................ 7,081
Variation margin on futures contracts .............................................................................................................................. 770
Prepaid expenses .......................................................................................................................................................................... 4
Total assets ...............................................................................................................................................................
493,295
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 4,519
Fund shares redeemed ...................................................................................................................................................... 277
Accrued fees to affiliates .................................................................................................................................................. 243
Other accrued expenses .................................................................................................................................................... 249
Variation margin on futures contracts .............................................................................................................................. 652
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,493
Total liabilities ...........................................................................................................................................................
7,433
Net Assets ...............................................................................................................................................................
$ 485,862

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
314 Opportunistic Credit Fund
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (156,844)
Shares of beneficial interest .........................................................................................................................................................
573
Additional paid-in capital ............................................................................................................................................................
642,133
Net Assets ...............................................................................................................................................................
$ 485,862
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 8.42
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 8.75
Class A — Net assets ........................................................................................................................................................... $ 4,525,723
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 537,614
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.30
Class C — Net assets ........................................................................................................................................................... $ 1,386,066
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 166,915
Net asset value per share: Class M (#) ......................................................................................................................................... $ 8.48
Class M — Net assets .......................................................................................................................................................... $ 53,825,047
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 6,350,498
Net asset value per share: Class S (#) .......................................................................................................................................... $ 8.48
Class S — Net assets ............................................................................................................................................................ $ 350,127,340
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 41,285,644
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 8.48
Class Y — Net assets ........................................................................................................................................................... $ 75,998,104
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 8,960,450
Amounts in thousands
(^)     Foreign currency holdings - cost $ 842
(>)     Investments in affiliates, U.S. Cash Management Fund $ 32,678
(a)   Receivable from Broker for Futures $ 5,511
(b)   Receivable from Broker for Swaps $ 1,570
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 315
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 14,361
Dividends from affiliated funds ....................................................................................................................................... 771
Dividends ......................................................................................................................................................................... 231
Less foreign taxes withheld ............................................................................................................................................. (1)
Total investment income ..............................................................................................................................................................
15,362
Expenses
Advisory fees ................................................................................................................................................................... 1,361
Administrative fees .......................................................................................................................................................... 112
Custodian fees .................................................................................................................................................................. 88
Distribution fees - Class A ............................................................................................................................................... 5
Distribution fees - Class C ............................................................................................................................................... 6
Transfer agent fees - Class A ........................................................................................................................................... 4
Transfer agent fees - Class C ........................................................................................................................................... 2
Transfer agent fees - Class M .......................................................................................................................................... 56
Transfer agent fees - Class S ............................................................................................................................................ 346
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 95
Registration fees ............................................................................................................................................................... 44
Shareholder servicing fees - Class C ............................................................................................................................... 2
Trustees’ fees .................................................................................................................................................................... 12
Printing fees ..................................................................................................................................................................... 35
Miscellaneous .................................................................................................................................................................. 17
Expenses before reductions .............................................................................................................................................. 2,186
Expense reductions .......................................................................................................................................................... (463)
Net expenses ................................................................................................................................................................................
1,723
Net investment income (loss) .......................................................................................................................................................
13,639
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (230)
Investments in affiliated funds ......................................................................................................................................... (7)
Futures contracts .............................................................................................................................................................. (951)
Foreign currency exchange contracts ............................................................................................................................... (763)
Credit default swap contracts ........................................................................................................................................... 17
Foreign currency-related transactions .............................................................................................................................. (182)
Net realized gain (loss) ................................................................................................................................................................
(2,116)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (1,786)
Futures contracts .............................................................................................................................................................. 1,373
Foreign currency exchange contracts ............................................................................................................................... (984)
Foreign currency-related transactions .............................................................................................................................. 34
Net change in unrealized appreciation (depreciation) ................................................................................................................. (1,363)
Net realized and unrealized gain (loss) ........................................................................................................................................ (3,479)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 10,160

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
316 Opportunistic Credit Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 13,639 $ 25,180
Net realized gain (loss) ....................................................................................................................... (2,116) (23,647)
Net change in unrealized appreciation (depreciation) ........................................................................ (1,363) 57,384
Net increase (decrease) in net assets from operations .............................................................................. 10,160 58,917
Distributions
To shareholders
Class A .......................................................................................................................................... (145) (155)
Class C .......................................................................................................................................... (49) (69)
Class M ......................................................................................................................................... (2,185) (2,886)
Class S .......................................................................................................................................... (12,924) (16,648)
Class Y .......................................................................................................................................... (2,262) (2,968)
Net decrease in net assets from distributions ............................................................................................ (17,565) (22,726)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 34,333 (68,125)
Total Net Increase (Decrease) in Net Assets ........................................................................
26,928 (31,934)
Net Assets
Beginning of period .................................................................................................................................. 458,934 490,868
End of period .............................................................................................................................................
$ 485,862 $ 458,934

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 317
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 214 $ 1,813 96 $ 797
Proceeds from reinvestment of distributions 17 145 19 155
Payments for shares redeemed (78) (655) (98) (819)
Net increase (decrease)
153 1,303 17 133
Class C
Proceeds from shares sold 22 187 33 274
Proceeds from reinvestment of distributions 6 49 8 68
Payments for shares redeemed (38) (320) (66) (544)
Net increase (decrease)
(10) (84) (25) (202)
Class M
Proceeds from shares sold 701 5,967 2,248 19,005
Proceeds from reinvestment of distributions 257 2,185 348 2,885
Payments for shares redeemed (2,241) (19,116) (1,385) (11,594)
Net increase (decrease)
(1,283) (10,964) 1,211 10,296
Class S
Proceeds from shares sold 8,185 69,694 7,719 64,996
Proceeds from reinvestment of distributions 1,521 12,911 2,005 16,630
Payments for shares redeemed (6,832) (58,148) (19,466) (159,095)
Net increase (decrease)
2,874 24,457 (9,742) (77,469)
Class Y
Proceeds from shares sold 2,879 24,562 123 1,030
Proceeds from reinvestment of distributions 266 2,262 357 2,968
Payments for shares redeemed (855) (7,203) (579) (4,881)
Net increase (decrease)
2,290 19,621 (99) (883)
Total increase (decrease)
4,024 $ 34,333 (8,638) $ (68,125)

See accompanying notes which are an integral part of the financial statements.
318 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2025* 8.56 .23 (.06) .17 (.31) (.31)
October 31, 2024 7.88 .46 .63 1.09 (.41) (.41)
October 31, 2023 7.70 .42 .09 .51 (.33) (.33)
October 31, 2022 9.43 .38 (1.70) (1.32) (.41) (.41)
October 31, 2021 8.95 .31 .46 .77 (.29) (.29)
October 31, 2020 9.50 .36 (.44) (.08) (.47) (.47)
Class C
April 30, 2025* 8.44 .20 (.06) .14 (.28) (.28)
October 31, 2024 7.79 .39 .62 1.01 (.36) (.36)
October 31, 2023 7.63 .36 .09 .45 (.29) (.29)
October 31, 2022 9.35 .31 (1.68) (1.37) (.35) (.35)
October 31, 2021 8.89 .24 .44 .68 (.22) (.22)
October 31, 2020 9.43 .29 (.43) (.14) (.40) (.40)
Class M
April 30, 2025* 8.61 .25 (.06) .19 (.32) (.32)
October 31, 2024 7.92 .49 .63 1.12 (.43) (.43)
October 31, 2023 7.73 .45 .08 .53 (.34) (.34)
October 31, 2022 9.47 .41 (1.71) (1.30) (.44) (.44)
October 31, 2021 8.99 .34 .46 .80 (.32) (.32)
October 31, 2020 9.54 .39 (.44) (.05) (.50) (.50)
Class S
April 30, 2025* 8.62 .24 (.06) .18 (.32) (.32)
October 31, 2024 7.93 .48 .64 1.12 (.43) (.43)
October 31, 2023 7.74 .44 .09 .53 (.34) (.34)
October 31, 2022 9.48 .40 (1.71) (1.31) (.43) (.43)
October 31, 2021 9.00 .34 .45 .79 (.31) (.31)
October 31, 2020 9.54 .39 (.44) (.05) (.49) (.49)
Class Y
April 30, 2025* 8.62 .25 (.06) .19 (.33) (.33)
October 31, 2024 7.93 .49 .64 1.13 (.44) (.44)
October 31, 2023 7.74 .45 .08 .53 (.34) (.34)
October 31, 2022 9.47 .41 (1.70) (1.29) (.44) (.44)
October 31, 2021 8.99 .36 .44 .80 (.32) (.32)
October 31, 2020 9.54 .38 (.43) (.05) (.50) (.50)

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 319
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ )
8.42 2.05 4,526 1.20 1.00 5.58 31
8.56 14.19 3,287 1.34 1.00 5.50 67
7.88 6.63 2,897 1.61 1.01 5.30 55
7.70 (14.40) 2,839 1.60 1.04 4.46 47
9.43 8.65 3,100 1.60 1.08 3.33 51
8.95 (.90) 2,772 1.61 1.16 4.03 63
8.30 1.70 1,386 1.95 1.75 4.78 31
8.44 13.24 1,494 2.10 1.75 4.74 67
7.79 5.88 1,571 2.36 1.76 4.53 55
7.63 (15.08) 1,764 2.35 1.79 3.67 47
9.35 7.73 2,686 2.35 1.83 2.60 51
8.89 (1.54) 2,912 2.36 1.91 3.29 63
8.48 2.31 53,825 .95 .70 5.82 31
8.61 14.53 65,722 1.09 .70 5.80 67
7.92 6.94 50,885 1.36 .71 5.56 55
7.73 (14.19) 82,621 1.35 .74 4.77 47
9.47 8.91 102,177 1.35 .78 3.61 51
8.99 (.58) 58,359 1.37 .86 4.36 63
8.48 2.16 350,127 .95 .75 5.80 31
8.62 14.46 330,956 1.09 .75 5.74 67
7.93 6.90 381,847 1.36 .76 5.52 55
7.74 (14.22) 497,914 1.35 .79 4.71 47
9.48 8.85 624,965 1.35 .83 3.56 51
9.00 (.52) 491,951 1.37 .91 4.30 63
8.48 2.20 75,998 .76 .67 5.93 31
8.62 14.53 57,475 .89 .67 5.82 67
7.93 6.96 53,668 1.16 .68 5.70 55
7.74 (14.06) 15,861 1.16 .71 5.00 47
9.47 8.93 3,352 1.14 .75 3.81 51
8.99 (.56) 10,395 1.16 .83 4.16 63

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
320 Opportunistic Credit Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 196,565
Administrative fees 19,173
Distribution fees 1,750
Shareholder servicing fees 277
Transfer agent fees 24,954
Trustees' fees 301
$ 243,020
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 40,165 $ 191,184 $ 198,664 $ (7) $ — $ 32,678 $ 771 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 493,875,360 $ 13,240,683 $ (34,372,660) $ (21,131,977)

See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 321
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 94.8%
Asset-Backed Securities - 0.1%
Oklahoma Development Finance
Authority Revenue Bonds
Series 2022-OGE Class A2
4.851% due 02/01/45 80 79
Series 2022-ONG Class A1
3.877% due 05/01/37 59 58
Series 2022-PSO Class A2
4.623% due 06/01/44 85 81
218
Municipal Bonds - 6.8%
Alabama Federal Aid Highway Finance
Authority Revenue Bonds
2.650% due 09/01/37 30 24
Alameda County Joint Powers
Authority Revenue Bonds
7.046% due 12/01/44 120 135
American Municipal Power, Inc.
Revenue Bonds
7.834% due 02/15/41 190 227
8.084% due 02/15/50 180 226
Bay Area Toll Authority Revenue
Bonds
6.263% due 04/01/49 300 316
7.043% due 04/01/50 320 369
6.907% due 10/01/50 70 80
3.126% due 04/01/55 270 176
California Health Facilities Financing
Authority Revenue Bonds
4.190% due 06/01/37 105 96
4.353% due 06/01/41 85 76
California State University Revenue
Bonds
3.899% due 11/01/47 95 78
2.897% due 11/01/51 120 83
2.975% due 11/01/51 145 96
2.719% due 11/01/52 105 67
2.939% due 11/01/52 85 55
5.183% due 11/01/53 70 65
Central Puget Sound Regional Transit
Authority Revenue Bonds
5.491% due 11/01/39 100 101
Chicago O'Hare International Airport
Revenue Bonds
6.395% due 01/01/40 90 97
4.472% due 01/01/49 100 87
4.572% due 01/01/54 75 65
Chicago Sales Tax Securitization Corp.
Revenue Bonds
3.587% due 01/01/43 100 83
4.787% due 01/01/48 80 71
Chicago Transit Authority Sales &
Transfer Tax Receipts Revenue
Bonds
6.200% due 12/01/40 130 133
6.899% due 12/01/40 399 443
City of Houston General Obligation
Limited
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.961% due 03/01/47 125 105
City of Los Angeles Department of
Airports Customer Facility Charge
Revenue Bonds
4.242% due 05/15/48 (µ) 90 76
City of New York General Obligation
Unlimited
5.517% due 10/01/37 110 111
6.271% due 12/01/37 90 97
5.264% due 10/01/44 120 116
5.094% due 10/01/49 120 112
5.263% due 10/01/52 160 152
5.828% due 10/01/53 160 164
5.114% due 10/01/54 105 98
City of Riverside Revenue Bonds
3.857% due 06/01/45 30 26
City of San Antonio Electric & Gas
Systems Revenue Bonds
5.985% due 02/01/39 50 53
5.808% due 02/01/41 265 269
4.427% due 02/01/42 110 103
Commonwealth Financing Authority
Revenue Bonds
4.144% due 06/01/38 190 176
2.991% due 06/01/42 95 71
Commonwealth of Massachusetts
General Obligation Limited
5.456% due 12/01/39 120 123
2.900% due 09/01/49 85 58
Commonwealth of Massachusetts
Transportation Fund Revenue Bonds
5.731% due 06/01/40 120 124
County of Broward Airport System
Revenue Bonds
3.477% due 10/01/43 100 81
County of Clark Department of
Aviation Revenue Bonds
6.820% due 07/01/45 155 174
County of Miami-Dade Aviation
Revenue Bonds
4.280% due 10/01/41 100 90
County of Miami-Dade Seaport
Department Revenue Bonds
6.224% due 11/01/55 160 167
County of Miami-Dade Transit System
Revenue Bonds
2.600% due 07/01/42 95 71
County of Riverside Revenue Bonds
3.818% due 02/15/38 90 82
Dallas Area Rapid Transit Revenue
Bonds
5.999% due 12/01/44 75 77
2.613% due 12/01/48 375 246
5.022% due 12/01/48 150 137
Dallas Convention Center Hotel
Development Corp. Revenue Bonds
7.088% due 01/01/42 210 231
Dallas County Hospital District General
Obligation Limited
5.621% due 08/15/44 235 236

See accompanying notes which are an integral part of the financial statements.
322 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Dallas Fort Worth International Airport
Revenue Bonds
2.994% due 11/01/38 145 122
2.843% due 11/01/46 100 72
2.919% due 11/01/50 100 68
4.087% due 11/01/51 45 37
4.507% due 11/01/51 355 301
District of Columbia Water & Sewer
Authority Revenue Bonds
4.814% due 10/01/14 70 59
East Bay Municipal Utility District
Water System Revenue Bonds
5.874% due 06/01/40 70 74
Empire State Development Corp.
Revenue Bonds
5.770% due 03/15/39 190 196
Foothill-Eastern Transportation
Corridor Agency Revenue Bonds
4.094% due 01/15/49 90 73
3.924% due 01/15/53 (µ) 75 58
Golden State Tobacco Securitization
Corp. Revenue Bonds
3.115% due 06/01/38 90 72
3.714% due 06/01/41 145 111
3.293% due 06/01/42 110 83
4.214% due 06/01/50 400 284
Grand Parkway Transportation Corp.
Revenue Bonds
5.184% due 10/01/42 95 94
3.236% due 10/01/52 180 122
Idaho Energy Resources Authority
Revenue Bonds
2.861% due 09/01/46 85 58
Indiana Finance Authority Revenue
Bonds
3.051% due 01/01/51 50 35
JobsOhio Beverage System Revenue
Bonds
4.532% due 01/01/35 95 93
Kansas Development Finance Authority
Revenue Bonds
4.927% due 04/15/45 115 109
2.774% due 05/01/51 (µ) 105 71
Los Angeles Community College
District General Obligation
Unlimited
6.750% due 08/01/49 195 221
Los Angeles County Public Works
Financing Authority Revenue Bonds
7.618% due 08/01/40 75 86
Los Angeles Department of Water &
Power Revenue Bonds
6.574% due 07/01/45 135 139
6.603% due 07/01/50 25 26
Louisiana Local Government
Environmental Facilities &
Community Development Authority
Revenue Bonds
5.198% due 12/01/39 210 213
Series 2022-ELL Class A3
4.275% due 02/01/36 155 150
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2022-ELL Class A4
4.475% due 08/01/39 196 185
Series 2023-ELL Class A2
5.048% due 12/01/34 60 61
Louisville and Jefferson County
Metropolitan Sewer District
Revenue Bonds
6.250% due 05/15/43 95 100
Maryland Economic Development
Corp. Revenue Bonds
5.433% due 05/31/56 125 119
5.942% due 05/31/57 40 40
Maryland Health & Higher Educational
Facilities Authority Revenue Bonds
3.052% due 07/01/40 155 118
3.197% due 07/01/50 90 61
Massachusetts Educational Financing
Authority Revenue Bonds
6.352% due 07/01/49 105 105
Massachusetts School Building
Authority Revenue Bonds
5.715% due 08/15/39 110 115
3.395% due 10/15/40 115 97
2.950% due 05/15/43 105 79
Metropolitan Government of Nashville
& Davidson County Convention
Center Authority Revenue Bonds
6.731% due 07/01/43 85 92
Metropolitan Transportation Authority
Dedicated Tax Fund Revenue Bonds
7.336% due 11/15/39 170 200
Metropolitan Transportation Authority
Revenue Bonds
6.668% due 11/15/39 115 124
6.814% due 11/15/40 80 87
Metropolitan Washington Airports
Authority Dulles Toll Road Revenue
Bonds
7.462% due 10/01/46 125 147
Metropolitan Water Reclamation
District of Greater Chicago General
Obligation Limited
5.720% due 12/01/38 155 160
Michigan Finance Authority Revenue
Bonds
3.084% due 12/01/34 90 80
3.384% due 12/01/40 105 86
Michigan State University Revenue
Bonds
4.165% due 08/15/22 95 67
Michigan Strategic Fund Revenue
Bonds
3.225% due 09/01/47 90 67
Missouri State Health & Educational
Facilities Authority Revenue Bonds
3.652% due 08/15/57 250 180
Municipal Electric Authority of
Georgia Revenue Bonds
6.637% due 04/01/57 126 137
6.655% due 04/01/57 240 255
7.055% due 04/01/57 271 300

See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 323
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
New Jersey Transportation Trust Fund
Authority Revenue Bonds
6.561% due 12/15/40 90 98
New Jersey Turnpike Authority
Revenue Bonds
7.414% due 01/01/40 314 378
7.102% due 01/01/41 535 610
New York City Municipal Water
Finance Authority Revenue Bonds
5.750% due 06/15/41 75 76
5.724% due 06/15/42 165 166
5.952% due 06/15/42 90 93
6.011% due 06/15/42 60 62
5.440% due 06/15/43 170 167
5.882% due 06/15/44 75 77
New York State Dormitory Authority
Revenue Bonds
5.628% due 03/15/39 185 190
5.600% due 03/15/40 90 92
4.946% due 08/01/48 (µ) 90 79
North Texas Tollway Authority
Revenue Bonds
6.718% due 01/01/49 190 211
Ohio State University (The) Revenue
Bonds
4.910% due 06/01/40 195 192
Ohio Turnpike & Infrastructure
Commission Revenue Bonds
3.216% due 02/15/48 130 95
Oklahoma Development Finance
Authority Revenue Bonds
4.380% due 11/01/45 120 111
5.087% due 02/01/52 135 129
Series 2022-ONG Class A3
4.714% due 05/01/52 90 81
Oregon State University Revenue
Bonds
3.424% due 03/01/60 (µ) 80 55
Pennsylvania State University (The)
Revenue Bonds
2.790% due 09/01/43 155 114
2.840% due 09/01/50 95 62
Pennsylvania Turnpike Commission
Revenue Bonds
5.511% due 12/01/45 110 109
Permanent University Fund - Texas
A&M University System Revenue
Bonds
3.660% due 07/01/47 85 68
Port Authority of New York & New
Jersey Revenue Bonds
5.647% due 11/01/40 255 267
4.960% due 08/01/46 270 254
4.031% due 09/01/48 75 61
4.926% due 10/01/51 240 222
5.072% due 07/15/53 85 79
4.229% due 10/15/57 140 112
3.175% due 07/15/60 110 69
4.458% due 10/01/62 455 382
4.810% due 10/15/65 235 209
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.287% due 08/01/69 85 54
Port of Morrow Revenue Bonds
2.543% due 09/01/40 80 59
Regents of the University of California
Medical Center Pooled Revenue
Bonds
6.548% due 05/15/48 90 97
6.583% due 05/15/49 60 65
3.006% due 05/15/50 160 103
4.563% due 05/15/53 170 144
3.256% due 05/15/60 205 128
3.706% due 05/15/20 175 108
Regional Transportation District Sales
Tax Revenue Bonds
5.844% due 11/01/50 80 80
Rutgers The State University of New
Jersey Revenue Bonds
5.665% due 05/01/40 95 96
3.270% due 05/01/43 290 230
Sales Tax Securitization Corp. Revenue
Bonds
3.238% due 01/01/42 95 75
3.820% due 01/01/48 75 58
Salt River Project Agricultural
Improvement & Power District
Revenue Bonds
4.839% due 01/01/41 75 71
San Diego County Regional
Transportation Commission Revenue
Bonds
5.911% due 04/01/48 135 137
San Diego County Water Authority
Revenue Bonds
6.138% due 05/01/49 130 135
San Francisco City & County Public
Utilities Commission Water Revenue
Bonds
6.950% due 11/01/50 65 73
San Joaquin Hills Transportation
Corridor Agency Revenue Bonds
3.492% due 01/15/50 (µ) 145 107
South Carolina Public Service
Authority Revenue Bonds
6.454% due 01/01/50 85 92
State of California General Obligation
Unlimited
5.125% due 03/01/38 75 75
4.600% due 04/01/38 115 117
7.550% due 04/01/39 750 905
7.300% due 10/01/39 420 488
7.350% due 11/01/39 200 233
7.625% due 03/01/40 245 295
7.600% due 11/01/40 525 638
5.875% due 10/01/41 720 741
5.200% due 03/01/43 145 140
State of Illinois General Obligation
Unlimited
6.630% due 02/01/35 96 101
6.725% due 04/01/35 88 93
7.350% due 07/01/35 145 154

See accompanying notes which are an integral part of the financial statements.
324 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
State of Texas General Obligation
Unlimited
5.517% due 04/01/39 385 394
4.681% due 04/01/40 70 66
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 356 364
5.169% due 04/01/41 480 482
Texas Private Activity Bond Surface
Transportation Corp. Revenue Bonds
3.922% due 12/31/49 255 200
Texas Transportation Commission
General Obligation Unlimited
2.472% due 10/01/44 25 17
University of California Revenue
Bonds
3.071% due 05/15/51 100 64
4.858% due 05/15/12 130 108
4.767% due 05/15/15 385 317
University of Michigan Revenue Bonds
2.437% due 04/01/40 250 183
3.599% due 04/01/47 75 62
2.562% due 04/01/50 85 52
3.504% due 04/01/52 112 82
4.454% due 04/01/22 280 223
University of Minnesota Revenue
Bonds
4.048% due 04/01/52 165 133
University of Nebraska Facilities Corp.
(The) Revenue Bonds
3.037% due 10/01/49 205 146
University of Pittsburgh of the
Commonwealth System of Higher
Education Tax Revenue Bonds
3.555% due 09/15/19 150 94
University of Texas System Revenue
Bonds
4.794% due 08/15/46 35 33
3.354% due 08/15/47 95 69
2.439% due 08/15/49 75 44
University of Virginia Revenue Bonds
2.256% due 09/01/50 220 125
2.584% due 11/01/51 95 58
4.179% due 09/01/17 110 82
27,224
United States Government Agencies - 16.6%
Federal Farm Credit Banks Funding
Corp.
1.800% due 06/04/35 243 183
5.310% due 09/25/35 2,902 2,889
2.400% due 03/24/36 1,144 902
5.400% due 10/04/38 134 131
2.750% due 03/07/39 485 381
3.650% due 04/01/39 938 803
5.750% due 11/14/39 700 695
1.950% due 08/13/40 364 237
3.700% due 03/24/42 1,368 1,101
5.950% due 11/14/44 350 349
5.860% due 12/02/49 1,000 991
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Federal Home Loan Banks
4.875% due 09/10/32 670 698
2.220% due 03/30/35 555 438
1.625% due 08/03/35 650 478
5.625% due 03/14/36 135 148
2.375% due 06/23/36 575 446
5.500% due 07/15/36 6,875 7,488
2.300% due 08/18/36 295 226
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32 800 908
4.701% due 09/15/36 (ž) 3,074 1,823
5.016% due 11/15/38 (ž) 800 412
Series 1
5.027% due 11/15/38 (ž) 6,164 3,173
Federal National Mortgage Association
5.625% due 07/15/37 4,774 5,264
6.210% due 08/06/38 2,019 2,338
Series 0000
1.550% due 08/24/35 515 379
Tennessee Valley Authority
7.125% due 05/01/30 417 479
4.650% due 06/15/35 1,638 1,660
5.880% due 04/01/36 8,529 9,448
5.980% due 04/01/36 1,206 1,331
6.150% due 01/15/38 818 927
5.500% due 06/15/38 1,472 1,574
5.250% due 09/15/39 10,975 11,485
3.500% due 12/15/42 5,436 4,462
4.875% due 01/15/48 1,741 1,654
4.250% due 09/15/52 833 696
66,597
United States Government Treasuries - 71.3%
United States Treasury Notes
4.500% due 02/15/36 24,469 25,241
4.750% due 02/15/37 15,357 16,103
5.000% due 05/15/37 19,853 21,233
4.375% due 02/15/38 20,894 20,986
4.500% due 05/15/38 23,655 24,043
3.500% due 02/15/39 24,046 21,803
4.250% due 05/15/39 35,950 35,220
4.500% due 08/15/39 38,398 38,518
4.375% due 11/15/39 41,299 40,796
4.625% due 02/15/40 41,579 42,177
286,120
Total Long-Term Fixed
Income Investments
(cost $380,946) 380,159
Short-Term Investments - 3.7%
U.S. Cash Management Fund(@) 15,006,986
(∞)
15,002
Total Short-Term Investments
(cost $15,002) 15,002

See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 325
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Total Investments - 98.5%
(identified cost $395,948) 395,161
Other Assets and Liabilities,
Net - 1.5%
5,850
Net Assets - 100.0%
401,011

See accompanying notes which are an integral part of the financial statements.
326 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
United States 10 Year Ultra Treasury Note Futures 114 USD 13,080 06/25
126
United States Treasury Long Bond Futures 75 USD 8,747 06/25
75
United States Treasury Ultra Bond Futures 41 USD 4,962 06/25 15
Short Positions
United States 5 Year Treasury Note Futures 1 USD 109 06/25
(2)
United States 10 Year Treasury Note Futures 41 USD 4,601 06/25
(68)
United States Treasury Long Bond Futures 2 USD 234 06/25
(1)
United States Treasury Ultra Bond Futures 9 USD 1,089 06/25 7
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 152
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 218 $ —
$ —
$ 218 0 .1
Municipal Bonds — 27,224 —
—
27,224 6 .8
United States Government Agencies — 66,597 —
—
66,597 16 .6
United States Government Treasuries — 286,120 —
—
286,120 71 .3
Short-Term Investments — — — 15,002 15,002 3 .7
Total Investments — 380,159 — 15,002 395,161 98 .5
Other Assets and Liabilities, Net
1 .5
100 .0
Other Financial Instruments
Assets
Futures Contracts 223 — — — 223 0 .1
A
Liabilities
Futures Contracts (71) — — — (71) (—)
*
Total Other Financial Instruments
**
$ 152 $ — $ — $ — $ 152
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 327
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
United States ......................................................................................
395,161
Total Investments ............................................................................... 395,161

See accompanying notes which are an integral part of the financial statements.
328 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 223
Location: Statement of Assets and Liabilities - Liabilities
0
Variation margin on futures contracts* $ 71
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,272)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 7 57
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 329
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 395,948
Investments, at fair value(>) ........................................................................................................................................................
395,161
Cash .............................................................................................................................................................................................. 127
Receivables:
Dividends and interest ...................................................................................................................................................... 5,038
Dividends from affiliated funds ....................................................................................................................................... 88
Fund shares sold ............................................................................................................................................................... 433
From broker(a) ................................................................................................................................................................. 480
Variation margin on futures contracts .............................................................................................................................. 153
Prepaid expenses .......................................................................................................................................................................... 3
Total assets ...............................................................................................................................................................
401,483
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 203
Accrued fees to affiliates .................................................................................................................................................. 109
Other accrued expenses .................................................................................................................................................... 160
Total liabilities ...........................................................................................................................................................
472
Net Assets ...............................................................................................................................................................
$ 401,011

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
330 Long Duration Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (4,337)
Shares of beneficial interest .........................................................................................................................................................
505
Additional paid-in capital ............................................................................................................................................................
404,843
Net Assets ...............................................................................................................................................................
$ 401,011
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M (#) .........................................................................................................................................
$ 7.93
Class M — Net assets .......................................................................................................................................................... $ 59,586,897
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 7,510,005
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 7.93
Class S — Net assets ............................................................................................................................................................ $ 247,342,499
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 31,181,279
Net asset value per share: Class Y (#) ..........................................................................................................................................
$ 7.94
Class Y — Net assets ........................................................................................................................................................... $ 94,081,821
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 11,855,405
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 15,002
(a)   Receivable from Broker for Futures $ 480
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 331
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 8,283
Dividends from affiliated funds ....................................................................................................................................... 360
Total investment income ..............................................................................................................................................................
8,643
Expenses
Advisory fees ................................................................................................................................................................... 286
Administrative fees .......................................................................................................................................................... 91
Custodian fees .................................................................................................................................................................. 55
Transfer agent fees - Class M .......................................................................................................................................... 5 8
Transfer agent fees - Class S ............................................................................................................................................ 236
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 69
Registration fees ............................................................................................................................................................... 31
Trustees’ fees .................................................................................................................................................................... 6
Printing fees ..................................................................................................................................................................... 23
Miscellaneous .................................................................................................................................................................. 1 4
Expenses before reductions .............................................................................................................................................. 871
Expense reductions .......................................................................................................................................................... (44)
Net expenses ................................................................................................................................................................................
827
Net investment income (loss) .......................................................................................................................................................
7,816
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (4)
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (1,272)
Foreign currency-related transactions .............................................................................................................................. (2)
Net realized gain (loss) ................................................................................................................................................................
(1,279)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (405)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 757
Foreign currency-related transactions .............................................................................................................................. (2)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 348
Net realized and unrealized gain (loss) ........................................................................................................................................ (931)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 6,885

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
332 Long Duration Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 7,816 $ 10,668
Net realized gain (loss) ....................................................................................................................... (1,279) 2,717
Net change in unrealized appreciation (depreciation) ........................................................................ 348 14,608
Net increase (decrease) in net assets from operations .............................................................................. 6,885 27,993
Distributions
To shareholders
Class M ......................................................................................................................................... (1,326) (2,048)
Class S .......................................................................................................................................... (4,937) (3,880)
Class Y .......................................................................................................................................... (1,963) (3,139)
Net decrease in net assets from distributions ............................................................................................ (8,226) (9,067)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 121,480 32,715
Total Net Increase (Decrease) in Net Assets ........................................................................
120,139 51,641
Net Assets
Beginning of period .................................................................................................................................. 280,872 229,231
End of period .............................................................................................................................................
$ 401,011 $ 280,872
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class M
Proceeds from shares sold 985 $ 7,704 2,845 $ 22,517
Proceeds from reinvestment of distributions 169 1,326 253 2,047
Payments for shares redeemed (1,938) (15,364) (1,186) (9,549)
Net increase (decrease)
(784) (6,334) 1,912 15,015
Class S
Proceeds from shares sold 17,647 139,431 5,440 43,324
Proceeds from reinvestment of distributions 632 4,936 480 3,880
Payments for shares redeemed (3,333) (26,060) (2,828) (22,741)
Net increase (decrease)
14,946 118,307 3,092 24,463
Class Y
Proceeds from shares sold 2,456 19,319 340 2,704
Proceeds from reinvestment of distributions 251 1,963 389 3,138
Payments for shares redeemed (1,496) (11,775) (1,552) (12,605)
Net increase (decrease)
1,211 9,507 (823) (6,763)
Total increase (decrease)
15,373 $ 121,480 4,181 $ 32,715

See accompanying notes which are an integral part of the financial statements.
334 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class M
April 30, 2025* 7.99 .16 (.04) .12 (.18) —
October 31, 2024 7.40 .33 .54 .87 (.28) —
October 31, 2023(ſ) 7.89 .33 (.82) (.49) — —
Class S
April 30, 2025* 7.98 .16 (.04) .12 (.17) —
October 31, 2024 7.40 .32 .53 .85 (.27) —
October 31, 2023(ſ) 7.89 .32 (.81) (.49) — —
Class Y
April 30, 2025* 7.99 .16 (.03) .13 (.18) —
October 31, 2024 7.40 .33 .54 .87 (.28) —
October 31, 2023 8.26 .26 (.51) (.25) (.61) —
October 31, 2022 10.13 .13 (1.47) (1.34) (.25) (.28)
October 31, 2021 10.46 .10 (.08) .02 (.05) (.30)
October 31, 2020(ȸ) 10.00 .12 .45 .57 (.11) —

See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 335
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)(ǿ)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.18) 7.93 1.52 59,587 .50 .35 4.15 27
(.28) 7.99 11.80 66,237 .57 .37 4.09 49
— 7.40 (6.21) 47,202 .57 .31 4.37 84
(.17) 7.93 1.58 247,342 .50 .50 4.05 27
(.27) 7.98 11.51 129,604 .57 .52 3.9 4 49
— 7.40 (6.21) 97,194 .58 .46 4.19 84
(.18) 7.94 1.67 94,082 .30 .30 4.20 27
(.28) 7.99 11.84 85,031 .37 .32 4.15 49
(.61) 7.40 (3.53) 84,835 .98 .26 3.3 1 84
(.53) 8.26 (13.88) 26,518 1.19 .26 1.47 80
(.35) 10.13 .17 39,361 .82 .27 .99 88
(.11) 10.46 5.77 70,753 .73 .26 1.20 117

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
336 Long Duration Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 49,142
Administrative fees 15,754
Transfer agent fees 43,081
Trustees' fees 1,186
$ 109,163
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,845 $ 152,834 $ 149,674 $ (1) $ (2) $ 15,002 $ 360 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 395,797,622 $ 2,016,164 $ (2,500,657) $ (484,493)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 337
Russell Investment Company
Strategic Bond Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Long-Term Fixed Income Investments - 84.4%
Asset-Backed Securities - 4.5%
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
5.794% due 08/15/34 (CME Term
SOFR 1 Month + 1.184%)(Ê)(Þ) 3,041 3,037
Audax Senior Debt CLO 12 LLC
Series 2025-12A Class B
5.917% due 04/22/37 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 4,160 4,163
BRAVO Residential Funding Trust
Series 2024-CES1 Class A1A
6.377% due 04/25/54 (~)(Ê)(Þ) 799 807
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 2,787 2,786
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 2,306 2,290
Churchill Middle Market CLO LLC
Series 2025-1A Class BR
5.976% due 04/20/38 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 3,910 3,841
CLI Funding IX LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 2,952 2,978
Conseco Financial Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 108 108
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.315% due 04/25/47 (~)(Ê) 7,768 7,428
DLLAA LLC
Series 2025-1A Class A4
5.080% due 04/20/33 (Þ) 1,700 1,737
FIGRE Trust
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 970 1,006
Series 2023-HE3 Class A
6.436% due 11/25/53 (~)(Ê)(Þ) 1,363 1,399
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 4,949 5,020
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 1,653 1,680
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 2,669 2,666
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 2,644 2,665
Series 2025-HE1 Class A
5.829% due 01/25/55 1,222 1,226
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 3,493 3,519
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
6.960% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 1,575 1,522
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 132 153
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 88 88
John Deere Owner Trust
Series 2024-B Class A4
5.190% due 05/15/31 4,000 4,102
Kubota Credit Owner Trust
Series 2024-2A Class A4
5.190% due 05/15/30 (Þ) 1,750 1,790
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 190 190
MMAF Equipment Finance LLC
Series 2024-A Class A4
5.100% due 07/13/49 (Þ) 3,160 3,235
Series 2025-A Class A4
5.020% due 06/13/50 (Þ) 3,000 3,058
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 1,230 1,207
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 2,665 2,677
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 3,712 3,740
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 2,632 2,630
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 2,819 2,897
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 1,881 1,945
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 5,763 5,863
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 1,222 1,189
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 2,604 2,649
87,291
Corporate Bonds and Notes - 25.3%
Consumer Discretionary - 3.9%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 2,963 2,708
American Airlines, Inc. Pass-Through
Certificates Trust
Series A
2.875% due 07/11/34 2,432 2,107
Series AA
3.575% due 01/15/28 1,464 1,406

See accompanying notes which are an integral part of the financial statements.
338 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Series AA Class AA
3.650% due 02/15/29 7,103 6,755
Aptiv Swiss Holdings, Ltd.
4.150% due 05/01/52 1,005 685
Bath & Body Works, Inc.
6.950% due 03/01/33 420 416
Best Buy Co., Inc.
1.950% due 10/01/30 980 841
BorgWarner, Inc.
5.400% due 08/15/34 525 519
Brunswick Corp.
5.100% due 04/01/52 682 505
Carnival Corp.
4.000% due 08/01/28 (Þ) 1,890 1,804
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
6.150% due 11/10/26 2,782 2,837
3.700% due 04/01/51 545 338
5.250% due 04/01/53 965 765
Series WI
3.750% due 02/15/28 715 694
4.200% due 03/15/28 965 948
Comcast Corp.
3.400% due 04/01/30 505 482
Series WI
2.937% due 11/01/56 1,460 850
Cummins, Inc.
5.450% due 02/20/54 1,170 1,113
Darden Restaurants, Inc.
4.550% due 02/15/48 391 313
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 2,653 2,630
DR Horton, Inc.
5.500% due 10/15/35 1,790 1,794
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 2,671 2,645
Ford Motor Co.
7.400% due 11/01/46 1,236 1,231
General Motors Co.
6.125% due 10/01/25 425 426
General Motors Financial Co., Inc.
5.800% due 06/23/28 2,469 2,519
Historic TW, Inc.
8.300% due 01/15/36 (~)(Ê) 144 159
Home Depot, Inc. (The)
3.350% due 04/15/50 1,830 1,266
Hyatt Hotels Corp.
4.375% due 09/15/28 1,143 1,125
Hyundai Capital America
2.375% due 10/15/27 (Þ) 1,215 1,147
1.800% due 01/10/28 (Þ) 825 762
Kohl's Corp.
4.625% due 05/01/31 1,122 703
L Brands, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
7.600% due 07/15/37 65 64
LKQ Corp.
Series WI
5.750% due 06/15/28 2,528 2,583
Lowe's Cos., Inc.
3.000% due 10/15/50 817 498
Macy's Retail Holdings LLC
4.500% due 12/15/34 333 254
6.375% due 03/15/37 50 39
5.125% due 01/15/42 146 96
4.300% due 02/15/43 294 176
Mattel, Inc.
3.750% due 04/01/29 (Þ) 3,000 2,823
McDonald's Corp.
5.450% due 08/14/53 490 466
Newell Brands, Inc.
6.875% due 04/01/36 625 544
7.000% due 04/01/46 668 516
Nissan Motor Acceptance Co. LLC
6.950% due 09/15/26 (Þ) 2,000 2,017
Nordstrom, Inc.
4.375% due 04/01/30 703 623
5.000% due 01/15/44 820 575
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 475 411
4.625% due 04/06/31 (Þ) 980 785
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 399 420
3.700% due 03/15/28 444 426
RTX Corp.
4.125% due 11/16/28 2,270 2,252
6.400% due 03/15/54 935 1,005
Starbucks Corp.
3.750% due 12/01/47 526 379
Steelcase, Inc.
5.125% due 01/18/29 648 616
Tapestry, Inc.
5.500% due 03/11/35 950 926
Time Warner Cable LLC
5.500% due 09/01/41 1,496 1,280
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 1,392 1,379
Travel + Leisure Co.
5.750% due 04/01/27 620 623
Under Armour, Inc.
3.250% due 06/15/26 853 827
United Airlines Pass-Through Trust
Series AA
4.150% due 08/25/31 1,366 1,296
2.700% due 05/01/32 1,544 1,351
VF Corp.
6.450% due 11/01/37 416 347
Walgreens Boots Alliance, Inc.

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 339
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
4.800% due 11/18/44 851 786
4.650% due 06/01/46 830 753
4.100% due 04/15/50 651 569
Walmart, Inc.
3.625% due 12/15/47 1,835 1,403
WarnerMedia Holdings, Inc.
Series WI
3.755% due 03/15/27 820 798
5.050% due 03/15/42 1,175 884
5.141% due 03/15/52 3,445 2,365
Yum! Brands, Inc.
6.875% due 11/15/37 215 224
5.350% due 11/01/43 343 315
76,187
Consumer Staples - 1.3%
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 370 370
3.500% due 03/15/29 (Þ) 110 103
Altria Group, Inc.
2.450% due 02/04/32 2,024 1,716
5.950% due 02/14/49 537 520
Campbell Soup Co.
3.125% due 04/24/50 1,983 1,275
Coca-Cola Co. (The)
2.600% due 06/01/50 955 583
2.750% due 06/01/60 1,594 928
Conagra Brands, Inc.
1.375% due 11/01/27 3,141 2,899
Constellation Brands, Inc.
4.350% due 05/09/27 1,223 1,220
CVS Health Corp.
4.300% due 03/25/28 40 40
4.780% due 03/25/38 2,391 2,156
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
Series WI
2.500% due 01/15/27 742 716
6.500% due 12/01/52 532 546
Kraft Heinz Foods Co.
4.625% due 01/30/29 2,312 2,319
Kroger Co. (The)
5.500% due 09/15/54 1,565 1,462
Mondelez International, Inc.
1.250% due 09/24/26 (Þ) 358 343
PepsiCo, Inc.
2.875% due 10/15/49 1,661 1,076
Philip Morris International, Inc.
5.750% due 11/17/32 2,405 2,522
Safeway, Inc.
7.250% due 02/01/31 356 366
Smithfield Foods, Inc.
3.000% due 10/15/30 (Þ) 1,215 1,079
Sysco Corp.
3.300% due 02/15/50 727 475
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tyson Foods, Inc.
5.100% due 09/28/48 2,743 2,424
25,138
Energy - 2.1%
BP Capital Markets America, Inc.
2.939% due 06/04/51 2,690 1,654
Buckeye Partners, LP
3.950% due 12/01/26 796 776
4.125% due 12/01/27 415 399
5.850% due 11/15/43 252 212
Enbridge Energy Partners, LP
7.375% due 10/15/45 939 1,055
Energy Transfer, LP
6.100% due 12/01/28 2,656 2,777
5.000% due 05/15/50 1,810 1,451
Enterprise Products Operating LLC
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 2,873 2,784
Exxon Mobil Corp.
3.452% due 04/15/51 540 378
Global Marine, Inc.
7.000% due 06/01/28 522 448
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 1,118 1,220
5.400% due 09/01/44 1,685 1,522
Marathon Petroleum Corp.
Series WI
3.800% due 04/01/28 1,455 1,429
MPLX, LP
4.000% due 03/15/28 4,434 4,374
Murphy Oil Corp.
5.875% due 12/01/42 484 355
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,581
Occidental Petroleum Corp.
6.200% due 03/15/40 1,651 1,515
ONEOK, Inc.
4.550% due 07/15/28 2,460 2,458
5.650% due 11/01/28 1,090 1,124
6.100% due 11/15/32 820 849
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 224 214
4.800% due 05/15/30 (Þ) 458 429
7.500% due 07/15/38 (Þ) 134 132
6.875% due 04/15/40 (Þ) 290 274
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 2,479 2,442
Targa Resources Corp.
6.150% due 03/01/29 2,687 2,803
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 432 404
Transocean, Inc.
7.500% due 04/15/31 692 492
6.800% due 03/15/38 410 252

See accompanying notes which are an integral part of the financial statements.
340 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
9.350% due 12/15/41 64 46
Valero Energy Corp.
4.350% due 06/01/28 25 25
Western Midstream Operating, LP
4.500% due 03/01/28 805 795
Williams Cos., Inc. (The)
5.300% due 08/15/28 1,558 1,594
XTO Energy, Inc.
6.750% due 08/01/37 844 953
40,216
Financial Services - 8.0%
200 Park Funding Trust
5.740% due 02/15/55 (Þ) 1,210 1,179
Acadian Asset Management, Inc.
4.800% due 07/27/26 160 157
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 2,796 2,639
5.950% due 02/15/29 (Þ) 2,700 2,773
Ally Financial, Inc.
6.848% due 01/03/30 (SOFR +
2.820%)(Ê) 1,511 1,568
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 1,105 1,091
American Tower Corp.
5.500% due 03/15/28 1,685 1,733
5.450% due 02/15/34 830 844
American Tower Trust #1
5.490% due 03/15/28 (Þ) 7,133 7,257
3.652% due 03/23/28 (Þ) 2,394 2,339
Aon NA, Inc.
5.750% due 03/01/54 1,040 1,006
Ares Capital Corp.
2.150% due 07/15/26 2,749 2,649
Aviation Capital Group LLC
1.950% due 01/30/26 (Þ) 485 474
AXIS Specialty Finance PLC
4.000% due 12/06/27 2,130 2,098
Banc of California
3.250% due 05/01/31 (CME Term
SOFR 3 Month + 2.520%)(Ê) 565 532
Bank of America Corp.
3.824% due 01/20/28 (CME Term
SOFR 3 Month + 1.837%)(Ê) 1,565 1,547
5.819% due 09/15/29 (SOFR +
1.570%)(Ê) 915 953
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 2,895 2,560
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 1,735 1,526
Series GMTN
3.500% due 04/19/26 145 144
Barings BDC, Inc.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
3.300% due 11/23/26 2,558 2,462
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 2,040 1,298
Blackstone Holdings Finance Co. LLC
2.550% due 03/30/32 (Þ) 1,195 1,019
Block Financial LLC
2.500% due 07/15/28 1,562 1,452
Blue Owl Capital Corp.
2.625% due 01/15/27 2,620 2,492
Brandywine Operating Partnership, LP
3.950% due 11/15/27 589 555
8.300% due 03/15/28 62 64
4.550% due 10/01/29 229 209
Capital One Financial Corp.
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 2,648 2,759
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 1,000 1,044
CBL & Associated Properties, Inc.
5.250% due 12/01/23 (Š) 400 —
Citigroup, Inc.
2.666% due 01/29/31 (SOFR +
1.146%)(Ê) 1,285 1,166
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 1,600 1,398
5.449% due 06/11/35 (SOFR +
1.447%)(Ê) 1,830 1,833
Comerica, Inc.
3.800% due 07/22/26 1,420 1,397
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 2,350 2,377
Diversified Healthcare Trust
4.750% due 02/15/28 845 756
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 1,095 1,189
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 2,215 2,121
EPR Properties Co.
4.750% due 12/15/26 1,449 1,437
4.500% due 06/01/27 1,173 1,154
Equifax, Inc.
3.100% due 05/15/30 935 863
2.350% due 09/15/31 1,480 1,277
Equinix, Inc.
3.900% due 04/15/32 1,565 1,463
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 2,130 2,223
FS KKR Capital Corp.
3.400% due 01/15/26 1,480 1,460

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 341
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
2.625% due 01/15/27 1,117 1,057
Genworth Holdings, Inc.
6.500% due 06/15/34 436 410
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 2,153 2,152
Goldman Sachs Group, Inc. (The)
3.850% due 01/26/27 1,630 1,616
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 1,145 1,010
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 1,400 1,414
Golub Capital BDC, Inc.
2.500% due 08/24/26 2,756 2,652
Hercules Capital, Inc.
2.625% due 09/16/26 2,318 2,217
3.375% due 01/20/27 316 303
High Street Funding Trust III
5.807% due 02/15/55 (Þ) 680 658
Hudson Pacific Properties, LP
3.950% due 11/01/27 380 330
5.950% due 02/15/28 296 247
4.650% due 04/01/29 373 267
3.250% due 01/15/30 307 203
Intercontinental Exchange, Inc.
3.000% due 06/15/50 620 400
JPMorgan Chase & Co.
3.782% due 02/01/28 (CME Term
SOFR 3 Month + 1.599%)(Ê) 1,250 1,237
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 1,600 1,627
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 1,455 1,289
5.502% due 01/24/36 (SOFR +
1.315%)(Ê) 1,380 1,404
KeyCorp.
5.000% due 01/26/33 1,915 1,847
Lehman Brothers Holdings, Inc.
7.000% due 09/27/27 (Æ)(Ø) 455 —
6.875% due 05/02/49 (Æ)(Ø) 734 —
6.625% due 12/31/49 (Æ)(Ø) 681 —
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 218 244
Main Street Capital Corp.
3.000% due 07/14/26 1,120 1,083
Manufacturers & Traders Trust Co.
4.700% due 01/27/28 2,965 2,976
MBIA, Inc.
5.700% due 12/01/34 299 260
Mercury General Corp.
4.400% due 03/15/27 2,320 2,290
Morgan Stanley
3.125% due 07/27/26 440 434
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 945 828
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 1,725 1,743
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 745 549
Series 10YR
3.625% due 01/20/27 1,685 1,669
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 1,039 1,030
Nuveen LLC
4.000% due 11/01/28 (Þ) 690 685
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 2,787 2,631
Ohio National Financial Services, Inc.
6.800% due 01/24/30 (Þ) 911 883
Omega Healthcare Investors, Inc.
3.375% due 02/01/31 715 648
Piedmont Operating Partnership, LP
9.250% due 07/20/28 2,330 2,521
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 505 515
Prospect Capital Corp.
3.437% due 10/15/28 967 845
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
LIBOR + 2.380%)(Ê) 1,931 1,877
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 717 714
Radian Group, Inc.
4.875% due 03/15/27 2,637 2,626
Realty Income Corp.
2.850% due 12/15/32 1,270 1,094
S&P Global, Inc.
2.300% due 08/15/60 830 420
Series WI
3.900% due 03/01/62 250 184
Sabra Health Care, LP
3.200% due 12/01/31 1,050 927
Series WI
5.125% due 08/15/26 1,453 1,447
Sammons Financial Group, Inc.
4.450% due 05/12/27 (Þ) 1,400 1,396
Santander Holdings USA, Inc.
6.565% due 06/12/29 (SOFR +
2.700%)(Ê) 2,642 2,742
Series WI
4.400% due 07/13/27 420 417
Service Properties Trust
3.950% due 01/15/28 345 304
4.950% due 10/01/29 262 206
Simon Property Group, LP
1.750% due 02/01/28 610 571
3.250% due 09/13/49 2,195 1,445
Sixth Street Specialty Lending, Inc.

See accompanying notes which are an integral part of the financial statements.
342 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
2.500% due 08/01/26 2,004 1,936
Synchrony Financial
5.625% due 08/23/27 1,788 1,807
Synovus Financial Corp.
5.625% due 02/15/28 2,585 2,594
Truist Financial Corp.
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 1,165 1,173
1.887% due 06/07/29 (SOFR +
0.862%)(Ê) 1,105 1,019
Series P
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.605%)(Ê)(ƒ) 1,335 1,328
Unum Group
4.046% due 08/15/41 (Þ) 1,185 937
4.500% due 12/15/49 410 318
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 2,375 2,383
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 985 1,003
VICI Properties, LP
5.750% due 02/01/27 (Þ) 1,884 1,907
Vornado Realty, LP
2.150% due 06/01/26 522 503
3.400% due 06/01/31 402 342
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 2,797 2,562
Wells Fargo & Co.
5.198% due 01/23/30 (SOFR +
1.500%)(Ê) 1,515 1,546
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 3,165 3,180
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 454 417
Zions Bancorp NA
3.250% due 10/29/29 237 212
156,248
Health Care - 2.0%
AbbVie, Inc.
5.400% due 03/15/54 545 522
Series WI
3.200% due 11/21/29 620 591
4.250% due 11/21/49 1,600 1,299
Amgen, Inc.
5.150% due 03/02/28 935 955
4.200% due 02/22/52 475 366
Bristol-Myers Squibb Co.
2.550% due 11/13/50 1,295 743
5.550% due 02/22/54 855 824
5.650% due 02/22/64 665 639
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Series WI
3.900% due 02/20/28 1,305 1,302
Centene Corp.
2.450% due 07/15/28 5,034 4,629
Edwards Lifesciences Corp.
4.300% due 06/15/28 1,354 1,343
Elevance Health, Inc.
4.750% due 02/15/30 495 499
5.200% due 02/15/35 1,300 1,301
Equifax, Inc.
5.100% due 06/01/28 1,308 1,329
HCA, Inc.
4.500% due 02/15/27 1,252 1,250
5.750% due 03/01/35 1,220 1,232
3.500% due 07/15/51 1,763 1,139
Series WI
3.625% due 03/15/32 1,370 1,242
Humana, Inc.
8.150% due 06/15/38 1,841 2,185
Mars, Inc.
5.000% due 03/01/32 (Þ) 340 343
5.200% due 03/01/35 (Þ) 1,360 1,366
5.700% due 05/01/55 (Þ) 1,070 1,054
5.800% due 05/01/65 (Þ) 670 659
Merck & Co., Inc.
2.750% due 12/10/51 1,475 898
Pfizer, Inc.
4.750% due 05/19/33 1,265 1,248
2.550% due 05/28/40 770 538
Royalty Pharma PLC
Series WI
1.750% due 09/02/27 1,250 1,173
Tenet Healthcare Corp.
6.875% due 11/15/31 576 592
Toledo Hospital (The)
4.982% due 11/15/45 178 134
6.015% due 11/15/48 458 400
UnitedHealth Group, Inc.
5.875% due 02/15/53 2,025 2,007
6.050% due 02/15/63 935 940
Universal Health Services, Inc.
Series WI
1.650% due 09/01/26 1,588 1,522
2.650% due 10/15/30 1,573 1,379
Zimmer Biomet Holdings, Inc.
5.350% due 12/01/28 2,291 2,351
39,994
Materials and Processing - 0.8%
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 1,100 1,098
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 567 583
H.B. Fuller Co.
4.000% due 02/15/27 672 654
International Flavors & Fragrances, Inc.

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 343
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
1.832% due 10/15/27 (Þ) 3,803 3,553
2.300% due 11/01/30 (Þ) 1,580 1,374
James Hardie International Finance
Designated Activity Co.
5.000% due 01/15/28 (Þ) 1,796 1,748
Owens Corning
4.400% due 01/30/48 1,859 1,478
RPM International, Inc.
4.550% due 03/01/29 2,630 2,611
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 584 606
Sherwin-Williams Co. (The)
4.500% due 06/01/47 874 725
United States Steel Corp.
6.650% due 06/01/37 520 505
14,935
Producer Durables - 1.3%
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 1,993 1,977
Flowserve Corp.
3.500% due 10/01/30 620 572
Fluor Corp.
4.250% due 09/15/28 416 403
Honeywell International, Inc.
4.500% due 01/15/34 925 895
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 1,919 1,863
2.043% due 08/16/28 818 752
Ingersoll Rand, Inc.
5.400% due 08/14/28 2,240 2,303
Jacobs Engineering Group, Inc.
6.350% due 08/18/28 2,588 2,704
Kirby Corp.
4.200% due 03/01/28 2,474 2,436
Lennox International, Inc.
5.500% due 09/15/28 2,151 2,208
Masco Corp.
1.500% due 02/15/28 1,943 1,785
Nordson Corp.
5.600% due 09/15/28 1,244 1,282
Penske Truck Leasing Co., LP / PTL
Finance Corp.
6.200% due 06/15/30 (Þ) 1,195 1,264
Republic Services, Inc.
5.000% due 04/01/34 790 793
Waste Management, Inc.
4.625% due 02/15/33 1,335 1,328
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 2,741 2,750
25,315
Technology - 2.3%
Apple, Inc.
3.000% due 06/20/27 1,705 1,676
Booz Allen Hamilton, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
3.875% due 09/01/28 (Þ) 1,378 1,324
CDW LLC / CDW Finance Corp.
3.276% due 12/01/28 2,937 2,769
Crane NXT Co.
4.200% due 03/15/48 580 344
Dell International LLC / EMC Corp.
Series WI
6.020% due 06/15/26 1,285 1,300
Entegris Escrow Corp.
4.750% due 04/15/29 (Þ) 1,784 1,738
Fiserv, Inc.
4.200% due 10/01/28 1,405 1,393
3.500% due 07/01/29 1,050 1,001
Foundry JV Holdco LLC
6.100% due 01/25/36 (Þ) 2,865 2,918
Gartner, Inc.
3.625% due 06/15/29 (Þ) 2,829 2,655
Hewlett Packard Enterprise Co.
5.000% due 10/15/34 985 951
5.600% due 10/15/54 1,020 941
Intuit, Inc.
5.200% due 09/15/33 1,175 1,206
5.500% due 09/15/53 735 719
Jabil, Inc.
3.600% due 01/15/30 1,195 1,125
Kyndryl Holdings, Inc.
6.350% due 02/20/34 860 887
Marvell Technology, Inc.
4.875% due 06/22/28 755 759
5.950% due 09/15/33 495 512
Meta Platforms, Inc.
4.600% due 05/15/28 1,630 1,663
5.400% due 08/15/54 1,175 1,132
Micron Technology, Inc.
5.375% due 04/15/28 1,620 1,655
Motorola Solutions, Inc.
4.600% due 05/23/29 1,790 1,788
2.300% due 11/15/30 540 476
NetApp, Inc.
2.700% due 06/22/30 1,285 1,156
5.700% due 03/17/35 1,079 1,084
Oracle Corp.
3.250% due 11/15/27 2,215 2,159
2.875% due 03/25/31 1,455 1,310
3.900% due 05/15/35 1,521 1,348
3.950% due 03/25/51 505 364
5.550% due 02/06/53 515 469
Seagate HDD Cayman
4.875% due 06/01/27 1,357 1,343
4.091% due 06/01/29 132 125
Skyworks Solutions, Inc.
1.800% due 06/01/26 2,577 2,493
VMware, Inc.
1.800% due 08/15/28 3,050 2,789
Western Digital Corp.

See accompanying notes which are an integral part of the financial statements.
344 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
4.750% due 02/15/26 70 70
45,642
Utilities - 3.6%
Ameren Corp.
1.750% due 03/15/28 2,718 2,520
Ameren Illinois Co.
3.800% due 05/15/28 880 874
American Electric Power Co., Inc.
5.200% due 01/15/29 2,308 2,356
Appalachian Power Co.
Series Z
3.700% due 05/01/50 1,430 992
AT&T, Inc.
4.250% due 03/01/27 1,250 1,249
3.650% due 06/01/51 2,270 1,589
Boston Gas Co.
3.150% due 08/01/27 (Þ) 272 264
CMS Energy Corp.
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 1,114 964
DTE Electric Co.
Series A
1.900% due 04/01/28 650 612
Duke Energy Carolinas LLC
2.450% due 08/15/29 1,745 1,613
Duke Energy Corp.
3.250% due 01/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.321%)(Ê) 1,774 1,669
Duke Energy Florida LLC
6.200% due 11/15/53 567 596
Duke Energy Progress LLC
3.450% due 03/15/29 1,165 1,130
Entergy Corp.
1.900% due 06/15/28 2,332 2,170
FirstEnergy Transmission LLC
2.866% due 09/15/28 (Þ) 1,455 1,378
Series B
3.900% due 07/15/27 1,066 1,054
Fox Corp.
Series WI
4.709% due 01/25/29 2,922 2,917
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 1,160 1,127
ITC Holdings Corp.
Series 144A
4.950% due 09/22/27 (Þ) 765 772
Level 3 Financing, Inc.
10.500% due 05/15/30 (Þ) 107 116
National Fuel Gas Co.
5.500% due 10/01/26 1,924 1,945
News Corp.
3.875% due 05/15/29 (Þ) 3,023 2,843
NextEra Energy Capital Holdings, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 2,743 2,577
NiSource, Inc.
5.250% due 03/30/28 1,327 1,357
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 3,046 2,870
Oglethorpe Power Corp.
Series WI
3.750% due 08/01/50 1,725 1,208
Pacific Gas and Electric Co.
3.300% due 03/15/27 1,273 1,241
3.000% due 06/15/28 1,728 1,636
PacifiCorp
3.500% due 06/15/29 665 639
Public Service Electric and Gas Co.
2.050% due 08/01/50 2,685 1,394
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 1,785 1,863
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 1,824 1,676
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 955 925
Southwestern Electric Power Co.
Series K
2.750% due 10/01/26 1,692 1,649
Sprint Capital Corp.
6.875% due 11/15/28 1,272 1,360
System Energy Resources, Inc.
6.000% due 04/15/28 1,877 1,949
T-Mobile USA, Inc.
4.950% due 03/15/28 860 873
Series WI
3.750% due 04/15/27 1,165 1,153
2.050% due 02/15/28 2,429 2,284
2.550% due 02/15/31 670 594
3.300% due 02/15/51 1,335 878
Verizon Communications, Inc.
3.550% due 03/22/51 3,755 2,647
Virginia Electric and Power Co.
5.550% due 08/15/54 495 471
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 2,896 2,845
4.300% due 07/15/29 (Þ) 2,730 2,673
Xcel Energy, Inc.
4.000% due 06/15/28 1,712 1,688
69,200
492,875
International Debt - 14.6%

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 345
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Adani Ports & Special Economic Zone,
Ltd.
4.200% due 08/04/27 (Þ) 1,881 1,774
Aegon NV
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 1,265 1,253
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.100% due 01/19/29 630 636
3.300% due 01/30/32 1,410 1,246
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 1,202 1,051
Africa Finance Corp.
3.125% due 06/16/25 (Þ) 2,500 2,489
Series REGS
4.375% due 04/17/26 (Þ) 1,158 1,144
AGL CLO 21, Ltd.
5.653% due 10/21/37 (~)(Ê)(Þ) 10,600 10,606
AGL CLO 23, Ltd.
Series 2025-23A Class A1R
5.420% due 04/20/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 6,130 6,113
AGL CLO 37, Ltd.
Series 2025-37A Class A1
5.536% due 04/22/38 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 2,100 2,090
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 1,726 1,691
Allianz SE
6.350% due 09/06/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.232%)(Ê)(Þ) 1,400 1,435
Ares Loan Funding VIII, Ltd.
Series 2025-ALF8 Class A1
5.543% due 01/24/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 1,340 1,334
Ares LVI CLO, Ltd.
Series 2025-56A Class A1R2
5.532% due 01/25/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 3,000 2,977
Ares LXVII CLO, Ltd.
Series 2025-67A Class A1R
5.472% due 01/25/38 (CME Term
SOFR 3 Month + 1.190%)(Ê)(Þ) 3,650 3,624
AstraZeneca PLC
2.125% due 08/06/50 620 336
Australia and New Zealand Banking
Group, Ltd.
2.570% due 11/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 1,385 1,200
Avolon Holdings Funding, Ltd.
2.750% due 02/21/28 (Þ) 1,215 1,138
Bain Capital Credit CLO, Ltd.
Series 2024-2A Class A1
5.776% due 07/15/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 2,800 2,799
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 1,769 1,723
Banco Santander SA
3.490% due 05/28/30 1,400 1,314
6.938% due 11/07/33 2,522 2,832
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 2,714 2,622
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 624 576
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 1,870 1,937
Barclays PLC
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 1,880 1,979
6.224% due 05/09/34 (SOFR +
2.980%)(Ê) 2,370 2,467
Barings CLO, Ltd.
Series 2025-1A Class A
5.415% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 3,260 3,257
Series 2025-1A Class A1R2
5.516% due 01/15/38 (CME Term
SOFR 3 Month + 1.260%)(Ê)(Þ) 7,280 7,261
BAT Capital Corp.
7.081% due 08/02/53 578 624
Series WI
4.540% due 08/15/47 1,495 1,174
Bellemeade Re, Ltd.
Series 2021-3A Class A2
5.734% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 5,184 5,185
Series 2021-3A Class M1B
6.134% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 522 522
Series 2021-3A Class M1C
6.284% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 2,959 2,971
Series 2022-1 Class M1C
8.434% due 01/26/32 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 3,523 3,631
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 1,852 1,934
BNP Paribas SA
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 2,370 2,420
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 2,825 2,742
Canadian Natural Resources, Ltd.

See accompanying notes which are an integral part of the financial statements.
346 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
5.850% due 02/01/35 258 257
Carlyle Global Market Strategies CLO,
Ltd.
Series 2024-2A Class AR2
5.760% due 07/20/37 (CME Term
SOFR 3 Month + 1.490%)(Ê)(Þ) 4,300 4,303
Cellnex Telecom SA
3.875% due 07/07/41 (Þ) 1,385 1,068
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 2,050 1,994
Cemex SAB de CV
5.450% due 11/19/29 (Þ) 1,514 1,505
Cencosud SA
4.375% due 07/17/27 (Þ) 2,875 2,841
Cenovus Energy, Inc.
6.750% due 11/15/39 11 12
CI Financial Corp.
3.200% due 12/17/30 1,155 1,008
CIFC Funding, Ltd.
Series 2024-5A Class A1R3
5.660% due 07/17/37 (CME Term
SOFR 3 Month + 1.380%)(Ê)(Þ) 5,400 5,403
Coca-Cola Icecek AS
4.500% due 01/20/29 (Þ) 2,579 2,452
Credit Agricole SA
3.250% due 01/14/30 (Þ) 1,050 970
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 1,385 1,338
Daimler Truck Finance North America
LLC
5.375% due 01/18/34 (Þ) 1,410 1,401
Danske Bank A/S
5.705% due 03/01/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.400%)(Ê)(Þ) 2,720 2,807
Delhaize America, Inc.
9.000% due 04/15/31 809 968
Deutsche Bank AG
7.146% due 07/13/27 (SOFR +
2.520%)(Ê) 2,323 2,383
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 388 379
Diageo Capital PLC
5.625% due 10/05/33 1,385 1,439
Elmwood CLO V, Ltd.
Series 2024-2A Class ARR
5.640% due 10/20/37 (CME Term
SOFR 3 Month + 1.370%)(Ê)(Þ) 8,200 8,196
Enbridge, Inc.
5.700% due 03/08/33 2,133 2,177
Series 16-A
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 303 298
Enel Americas SA
4.000% due 10/25/26 1,434 1,417
Enel Finance International NV
1.625% due 07/12/26 (Þ) 1,156 1,117
4.625% due 06/15/27 (Þ) 1,318 1,321
Export-Import Bank of Korea (The)
4.875% due 01/11/26 3,900 3,916
Flatiron CLO 26, Ltd.
Series 2024-4A Class A
5.586% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 7,600 7,563
Flatiron RR CLO, Ltd.
Series 2025-30A Class A1
1.000% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 2,500 2,492
Fortis, Inc.
Series WI
3.055% due 10/04/26 1,123 1,099
Fresenius Medical Care US Finance
II, Inc.
2.375% due 02/16/31 (Þ) 1,720 1,455
Glencore Funding LLC
5.634% due 04/04/34 (Þ) 1,510 1,511
5.893% due 04/04/54 (Þ) 755 713
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.725% due 09/17/36 (CME Term
SOFR 1 Month + 1.114%)(Ê)(Þ) 3,856 3,832
Home RE, Ltd.
Series 2021-2 Class M2
7.984% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,241
HSBC Holdings PLC
2.013% due 09/22/28 (SOFR +
1.732%)(Ê) 2,847 2,677
7.390% due 11/03/28 (SOFR +
3.350%)(Ê) 840 893
5.286% due 11/19/30 (SOFR +
1.290%)(Ê) 1,375 1,396
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 1,467 1,438
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 4,053 4,002
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 2,354 2,238
InRetail Consumer
3.250% due 03/22/28 (Þ) 2,843 2,658
Intesa Sanpaolo SpA
6.625% due 06/20/33 (Þ) 2,627 2,820
JDE Peet's NV
1.375% due 01/15/27 (Þ) 2,095 1,971
KEB Hana Bank

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 347
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.409%)(Ê)(ƒ)(Þ) 1,802 1,740
Lloyds Banking Group PLC
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 2,370 2,407
3.574% due 11/07/28 (USD 3 Month
LIBOR + 1.205%)(Ê) 2,185 2,129
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 300 308
5.150% due 03/17/30 (Þ) 1,050 1,032
6.500% due 03/26/31 (Þ) 435 447
Macquarie Group, Ltd.
1.629% due 09/23/27 (SOFR +
0.910%)(Ê)(Þ) 2,825 2,714
Magnetite XXVI, Ltd.
Series 2025-26A Class AR2
5.416% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 3,370 3,354
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 2,720 2,675
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 297 315
Methanex Corp.
5.250% due 12/15/29 361 343
5.650% due 12/01/44 397 304
Mexico Generadora de Energia S de
RL de CV
5.500% due 12/06/32 (Þ) 1,645 1,607
MF1, Ltd.
Series 2022-FL8 Class A
1.400% due 02/19/37 (SOFR 30 Day
Average + 1.350%)(Ê)(Þ) 1,354 1,349
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 2,700 2,666
Mitsubishi UFJ Financial Group, Inc.
5.441% due 02/22/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.630%)(Ê) 2,225 2,263
National Australia Bank, Ltd.
2.332% due 08/21/30 (Þ) 1,730 1,511
Nokia OYJ
4.375% due 06/12/27 2,839 2,801
nVent Finance SARL
Series WI
4.550% due 04/15/28 1,352 1,351
Oaktown Re, Ltd.
Series 2021-2 Class M1C
8.084% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,854
Series 2021-1A Class M1C
7.734% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 516 522
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
OCP CLO, Ltd.
Series 2021-22A
5.643% due 10/20/37 (~)(Ê)(Þ) 3,800 3,792
Octagon Investment Partners 32, Ltd.
Series 2024-1A Class A1R3
5.636% due 10/31/37 (CME Term
SOFR 3 Month + 1.380%)(Ê)(Þ) 1,700 1,693
Open Text Corp.
6.900% due 12/01/27 (Þ) 866 890
Port of Newcastle Investments
Financing Pty, Ltd.
5.900% due 11/24/31 (Þ) 337 326
Prosus NV
3.680% due 01/21/30 (Þ) 2,853 2,636
3.832% due 02/08/51 (Þ) 1,530 957
PTTEP Treasury Center Co., Ltd.
2.587% due 06/10/27 (Þ) 1,753 1,684
QBE Insurance Group, Ltd.
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.513%)(Ê)(ƒ)(Þ) 1,880 1,879
Radnor RE, Ltd.
Series 2022-1 Class M1A
8.484% due 09/25/32 (SOFR 30 Day
Average + 3.750%)(Ê)(Þ) 53 53
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 1,732 1,694
Republic of South Africa Government
International Bond
7.100% due 11/19/36 (Þ) 3,569 3,403
Rogers Communications, Inc.
5.000% due 02/15/29 640 645
5.300% due 02/15/34 1,250 1,233
7.125% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.620%)(Ê) 1,180 1,175
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 891 868
Santander UK Group Holdings PLC
6.833% due 11/21/26 (SOFR +
2.749%)(Ê) 1,880 1,899
2.469% due 01/11/28 (SOFR +
1.220%)(Ê) 2,985 2,869
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 2,394 2,059
Scentre Group Trust 2
Series 144A
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 1,530 1,493
Sigma Finance Netherlands BV
4.875% due 03/27/28 (Þ) 1,197 1,192
SMBC Aviation Capital Finance DAC
5.550% due 04/03/34 (Þ) 1,395 1,381
Societe Generale SA

See accompanying notes which are an integral part of the financial statements.
348 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
4.250% due 08/19/26 (Þ) 765 758
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 2,191 2,115
Standard Chartered PLC
7.014% due 07/29/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(Þ) 950 964
Suncor Energy, Inc.
7.150% due 02/01/32 2,174 2,352
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 2,143 2,162
Telecom Italia Capital SA
6.375% due 11/15/33 446 446
6.000% due 09/30/34 882 852
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 4,025 4,015
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 2,438 2,390
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 242 250
TransAlta Corp.
6.500% due 03/15/40 585 539
TransCanada PipeLines, Ltd.
Series 10YR
4.250% due 05/15/28 1,633 1,620
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 953 878
UBS Group AG
2.746% due 02/11/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 840 718
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 865 1,057
UniCredit SpA
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 304 318
United Utilities PLC
6.875% due 08/15/28 634 677
Var Energi ASA
7.500% due 01/15/28 (Þ) 2,622 2,760
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 1,070 1,100
Voya CLO, Ltd.
Series 2024-4A Class A1RR
5.662% due 10/15/37 (CME Term
SOFR 3 Month + 1.360%)(Ê)(Þ) 2,000 1,995
Woori Bank
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
5.125% due 08/06/28 (Þ) 2,610 2,639
Yara International ASA
4.750% due 06/01/28 (Þ) 788 785
283,979
Mortgage-Backed Securities - 26.2%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,424 651
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL4 Class A
5.786% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 1,888 1,886
Series 2022-FL1 Class A
6.256% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 3,689 3,686
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 123 124
Barclays Mortgage Loan Trust
Series 2022-RPL1 Class A
4.250% due 02/25/28 (~)(Ê)(Þ) 1,379 1,362
BDS LLC
Series 2022-FL11 Class ATS
6.406% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 7,911 7,911
Series 2025-FL14 Class A
5.582% due 10/21/42 (CME Term
SOFR 1 Month + 1.282%)(Ê)(Þ) 1,625 1,609
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 91 80
BRAVO Residential Funding Trust
Series 2025-CES1 Class A1A
5.703% due 02/25/55 (~)(Ê)(Þ) 7,425 7,477
BX Commercial Mortgage Trust
Series 2021-CIP Class D
6.395% due 12/15/38 (CME Term
SOFR 1 Month + 1.785%)(Ê)(Þ) 9,034 8,978
Series 2024-MDHS Class B
6.450% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 4,993 4,971
BX Trust
Series 2024-BIO Class C
7.249% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 15,622 15,349
Series 2025-ROIC Class C
5.865% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 2,392 2,314
Series 2025-ROIC Class D
6.293% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 8,069 7,778
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
7.457% due 12/15/37 (CME Term
SOFR 1 Month + 2.847%)(Ê)(Þ) 3,491 3,455

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 349
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 11,107
Series 2021-CX2 Class C
2.864% due 11/10/46 (~)(Ê)(Þ) 5,889 4,663
Chase Home Lending Mortgage Trust
Series 2025-3 Class A11
5.647% due 02/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 3,331 3,304
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 3,669
DK Trust
Series 2024-SPBX Class A
6.109% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 4,021 4,013
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 3,522 3,536
Fannie Mae
2.600% due 2031 1,665 1,513
5.500% due 2034 137 141
4.500% due 2035 675 680
5.500% due 2035 93 97
6.000% due 2035 94 97
5.500% due 2036 184 191
5.500% due 2037 56 58
6.000% due 2039 76 80
5.500% due 2040 1,148 1,183
5.000% due 2041 603 609
6.000% due 2041 294 308
3.500% due 2045 1,692 1,562
4.000% due 2045 1,109 1,056
3.000% due 2046 348 311
3.500% due 2046 454 425
4.500% due 2046 861 844
3.000% due 2047 1,682 1,499
3.500% due 2047 800 744
4.000% due 2047 1,032 978
4.500% due 2048 1,984 1,934
5.000% due 2048 1,308 1,304
3.000% due 2049 14,078 12,349
3.500% due 2049 58 53
4.000% due 2049 1,724 1,633
5.000% due 2049 85 85
2.000% due 2050 5,018 4,045
2.500% due 2050 2,728 2,277
3.000% due 2050 12,427 10,882
2.000% due 2051 3,601 2,857
2.500% due 2051 1,567 1,321
5.000% due 2052 15,961 15,697
4.500% due 2053 9,597 9,194
5.000% due 2053 11,593 11,392
30 Year TBA(Ï)
5.000% 27,070 26,499
5.500% 3,929 3,919
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Series 1997-281 Class 2
Interest Only STRIPS
9.000% due 11/25/26 — —
Series 2000-306 Class IO
Interest Only STRIPS
8.000% due 05/25/30 3 —
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 4 1
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 1 —
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only
STRIPS
3.587% due 05/18/27 (SOFR 30 Day
Average + 8.386%)(Ê) 1 —
Series 2003-25 Class IK
Interest Only STRIPS
7.000% due 04/25/33 10 2
Series 2003-32 Class UI
Interest Only STRIPS
6.000% due 05/25/33 11 1
Series 2003-33 Class IA
Interest Only STRIPS
6.500% due 05/25/33 48 7
Series 2003-35 Class IU
Interest Only STRIPS
6.000% due 05/25/33 9 1
Series 2003-35 Class UI
Interest Only STRIPS
6.500% due 05/25/33 11 1
Series 2003-64 Class JI
Interest Only STRIPS
6.000% due 07/25/33 5 1
Series 2006-118 Class A1
5.031% due 12/25/36 (SOFR 30 Day
Average + 0.174%)(Ê) 7 7
Series 2007-73 Class A1
0.236% due 07/25/37 (SOFR 30 Day
Average + 0.174%)(Ê) 61 59
Series 2009-70 Class PS
Interest Only STRIPS
1.902% due 01/25/37 (SOFR 30 Day
Average + 6.636%)(Ê) 2,046 235
Series 2010-95 Class S
Interest Only STRIPS
1.752% due 09/25/40 (-1 x SOFR 30
Day Average + 6.486%)(Ê) 1,991 232
FIGRE Trust
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 3,523 3,549
Freddie Mac
6.000% due 2038 442 464
4.500% due 2039 1,450 1,443

See accompanying notes which are an integral part of the financial statements.
350 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
5.500% due 2039 180 186
5.500% due 2040 278 287
4.000% due 2041 1,751 1,702
5.500% due 2041 391 404
4.000% due 2044 911 875
3.500% due 2045 3,758 3,496
3.000% due 2046 6,165 5,498
4.000% due 2046 469 448
4.500% due 2046 163 159
3.000% due 2047 1,768 1,577
3.000% due 2048 192 171
4.000% due 2048 657 623
4.500% due 2048 1,181 1,146
3.000% due 2049 783 692
2.500% due 2050 7,871 6,674
3.000% due 2050 9,988 8,800
2.000% due 2051 16,996 13,566
2.500% due 2051 8,719 7,368
4.000% due 2052 13,888 12,971
4.500% due 2052 15,649 14,997
5.000% due 2052 11,645 11,452
5.500% due 2053 12,604 12,608
6.000% due 2054 11,173 11,345
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIPS
6.806% due 06/17/27 (SOFR 30 Day
Average + 6.886%)(Ê) 38 1
Series 2000-2247 Class SC
Interest Only STRIPS
7.315% due 08/15/30 (-1 x SOFR 30
Day Average + 7.386%)(Ê) 2 —
Series 2002-2463 Class SJ
Interest Only STRIPS
7.815% due 03/15/32 (SOFR 30 Day
Average + 7.886%)(Ê) 6 1
Series 2003-2610 Class UI
Interest Only STRIPS
6.500% due 05/15/33 2 —
Series 2003-2624 Class QH
5.000% due 06/15/33 86 88
Series 2003-2649 Class IM
Interest Only STRIPS
7.000% due 07/15/33 13 2
Series 2006-R007 Class ZA
6.000% due 05/15/36 341 355
Freddie Mac STRIPS
Series 1998-191 Class IO
Interest Only STRIPS
8.000% due 01/01/28 1 —
Series 1998-194 Class IO
Interest Only STRIPS
6.500% due 04/01/28 2 —
Series 2001-212 Class IO
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Interest Only STRIPS
6.000% due 05/15/31 4 1
Series 2001-215 Class IO
Interest Only STRIPS
8.000% due 06/15/31 5 1
Ginnie Mae I
4.500% due 2039 2,104 2,101
Ginnie Mae II
30 Year TBA(Ï)
5.500% 21,079 21,059
6.000% 12,886 13,030
Government National Mortgage
Association
Series 1999-27 Class SE
Interest Only STRIPS
8.405% due 08/16/29 (-1 x CME
Term SOFR 1 Month + 8.486%)(Ê) 2 —
Series 2014-190 Class PL
3.500% due 12/20/44 985 919
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.466% due 09/10/38 (~)(Ê)(Þ) 2,507 2,492
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 396
Hudson Yards Mortgage Trust
Series 2025-SPRL Class E
6.678% due 01/13/40 (~)(Ê)(Þ) 2,805 2,852
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 76 69
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 131 121
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 409 361
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 11,801 10,962
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 5,482 4,835
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 2,348 2,085
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 9,116 8,047
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 4,175 3,781
Series 2024-CES1 Class A1A
5.919% due 06/25/54 (~)(Ê)(Þ) 1,567 1,576
Series 2024-HE2 Class A1
6.524% due 10/25/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,498 1,496
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 2,529 2,544
Series 2025-CES2 Class A1
5.592% due 06/25/55 (Þ) 5,944 5,968
Series 2025-HE1 Class A1

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 351
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
5.503% due 08/25/55 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 7,391 7,386
Series 2025-HE1 Class M1
5.753% due 08/25/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 5,160 5,160
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,327 1,124
MF1 LLC
Series 2022-FL9 Class A
6.756% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 2,127 2,127
Series 2024-FL14 Class A
6.348% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 4,418 4,418
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
5.237% due 04/15/38 (CME Term
SOFR 1 Month + 0.915%)(Ê)(Þ) 1,845 1,841
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 395
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 69
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 546 537
Preston Ridge Partners Mortgage LLC
Series 2024-1 Class A1
6.959% due 02/25/29 (~)(Ê)(Þ) 6,712 6,724
Series 2024-7 Class A1
5.870% due 11/25/29 (~)(Ê)(Þ) 1,815 1,815
Series 2024-8 Class A1
5.897% due 12/25/29 (~)(Ê)(Þ) 1,071 1,064
Series 2024-RCF6 Class A1
4.000% due 10/25/54 (~)(Ê)(Þ) 4,117 4,000
Series 2025-2 Class A1
6.469% due 05/25/30 (~)(Ê)(Þ) 4,000 4,009
RCKT Mortgage Trust
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 892 897
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 2,076 2,090
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 8,017 8,059
Series 2025-CES1 Class A3
6.163% due 01/25/45 (~)(Ê)(Þ) 998 998
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 8,219 8,259
RFR Trust
Series 2025-SGRM Class B
5.863% due 03/11/29 (~)(Ê)(Þ) 6,416 6,467
Series 2025-SGRM Class C
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
6.013% due 03/11/29 (~)(Ê)(Þ) 5,579 5,594
Saluda Grade Alternative Mortgage
Trust
Series 2023-SEQ3 Class A1
7.162% due 06/01/53 (~)(Ê)(Þ) 2,816 2,868
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 366 341
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
0.594% due 04/19/35 (CME Term
SOFR 1 Month + 0.514%)(Ê) 115 108
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
5.565% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 3,910 3,882
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 4,448 4,486
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
5.875% due 02/15/40 (CME Term
SOFR 1 Month + 1.264%)(Ê)(Þ) 1,306 1,296
509,945
Non-US Bonds - 6.7%
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 (Þ) EUR 8,700 8,858
Australia Government International
Bond
Series 147
3.250% due 06/21/39 (Þ) AUD 1,713 966
Series 162
1.750% due 06/21/51 (Þ) AUD 12,246 4,291
Colombian TES
Series B
6.000% due 04/28/28 COP 6,106,500 1,299
13.250% due 02/09/33 COP 23,666,100 5,986
Hellenic Republic International
Government Bond
3.625% due 06/15/35 (Þ) EUR 3,625 4,226
4.125% due 06/15/54 (Þ) EUR 2,351 2,680
Iceland Rikisbref
6.500% due 01/24/31 ISK 412,087 3,139
Japan 30 Year Government
International Bond
Series 81
1.600% due 12/20/53 JPY 848,350 4,713
Series 82
1.800% due 03/20/54 JPY 107,750 626
Series 84
2.100% due 09/20/54 JPY 638,550 3,972
Series 85
2.300% due 12/20/54 JPY 436,350 2,834

See accompanying notes which are an integral part of the financial statements.
352 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Japan 40 Year Government
International Bond
Series 13
0.500% due 03/20/60 JPY 788,850 2,735
Series 17
2.200% due 03/20/64 JPY 241,250 1,415
Mexican Bonos de Desarrollo
Series M
5.500% due 03/04/27 MXN 105,460 5,129
8.500% due 03/01/29 MXN 21,810 1,106
Mexico Government International
Bond
2.250% due 08/12/36 EUR 552 474
5.125% due 05/04/37 EUR 702 772
4.000% due 03/15/15 EUR 2,521 1,891
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 12,736 13,007
Republic of South Africa Government
International Bond
Series 2032
8.250% due 03/31/32 ZAR 66,273 3,307
Series 2035
8.875% due 02/28/35 ZAR 56,484 2,723
Romanian Government International
Bond
5.500% due 09/18/28 (Þ) EUR 3,640 4,291
5.875% due 07/11/32 (Þ) EUR 3,481 3,879
5.625% due 02/22/36 (Þ) EUR 1,784 1,850
Series REGS
2.750% due 02/26/26 (Þ) EUR 4,163 4,714
5.000% due 09/27/26 (Þ) EUR 3,192 3,711
6.625% due 09/27/29 (Þ) EUR 101 122
1.750% due 07/13/30 (Þ) EUR 4,255 4,049
2.124% due 07/16/31 (Þ) EUR 3,866 3,557
3.750% due 02/07/34 (Þ) EUR 4,383 4,084
2.625% due 12/02/40 (Þ) EUR 3,872 2,609
2.875% due 04/13/42 (Þ) EUR 3,599 2,426
4.625% due 04/03/49 (Þ) EUR 966 799
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.027% due 05/17/31 (SONIA +
1.300%)(Ê)(Þ) GBP 1,211 1,599
United Kingdom Gilt Bonds
4.375% due 07/31/54 (Þ) GBP 9,700 11,322
Vantage Data Centers Jersey Borrower
Spv, Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 4,320 5,858
131,019
United States Government Treasuries - 7.1%
United States Treasury Inflation
Indexed Bonds
2.125% due 01/15/35 7,562 7,700
United States Treasury Notes
1.625% due 05/15/26 1,735 1,695
4.625% due 06/30/26 2,720 2,744
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
3.750% due 08/31/26 757 757
1.250% due 12/31/26 6,199 5,958
0.625% due 03/31/27 4,803 4,540
2.375% due 05/15/27 5,205 5,080
0.500% due 05/31/27 3,970 3,724
2.250% due 08/15/27 4,999 4,853
2.250% due 11/15/27 2,495 2,415
0.625% due 11/30/27 15,613 14,480
2.750% due 02/15/28 219 214
1.125% due 02/29/28 117 109
3.125% due 11/15/28 666 655
3.750% due 12/31/28 3,376 3,389
4.250% due 02/28/29 3,960 4,044
4.625% due 04/30/29 2,915 3,019
2.375% due 05/15/29 2,052 1,954
4.000% due 07/31/29 596 604
3.625% due 08/31/29 2,615 2,610
4.000% due 10/31/29 1,478 1,496
1.750% due 11/15/29 2,766 2,548
0.625% due 05/15/30 696 597
6.250% due 05/15/30 2,534 2,820
3.750% due 06/30/30 1,612 1,612
0.625% due 08/15/30 2,591 2,204
0.875% due 11/15/30 3,822 3,270
1.625% due 05/15/31 411 362
1.250% due 08/15/31 481 411
1.375% due 11/15/31 614 525
1.875% due 02/15/32 2,454 2,155
2.875% due 05/15/32 2,582 2,413
3.500% due 02/15/33 410 396
3.875% due 08/15/33 2,243 2,215
4.500% due 11/15/33 2,999 3,092
4.000% due 02/15/34 3,895 3,866
4.375% due 05/15/34 470 479
3.875% due 08/15/34 2,926 2,867
4.250% due 11/15/34 3,661 3,690
4.625% due 02/15/35 5,789 6,007
1.125% due 05/15/40 421 263
1.375% due 11/15/40 1,621 1,041
1.750% due 08/15/41 1,939 1,298
2.000% due 11/15/41 327 227
3.250% due 05/15/42 2,005 1,674
2.875% due 05/15/43 1,312 1,020
4.125% due 08/15/44 2,205 2,044
4.625% due 11/15/44 1,573 1,558
2.500% due 05/15/46 1,723 1,202
2.750% due 11/15/47 1,574 1,131
3.000% due 02/15/49 239 178
2.875% due 05/15/49 989 717
1.250% due 05/15/50 482 235
1.375% due 08/15/50 557 278
1.625% due 11/15/50 586 312
2.375% due 05/15/51 1,309 840
1.875% due 11/15/51 2,595 1,462
2.875% due 05/15/52 1,506 1,073

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 353
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
3.625% due 02/15/53 511 423
4.750% due 11/15/53 1,050 1,056
4.625% due 05/15/54 1,030 1,017
4.250% due 08/15/54 900 835
4.500% due 11/15/54 3,897 3,775
137,228
Total Long-Term Fixed
Income Investments
(cost $1,689,187) 1,642,337
Short-Term Investments - 15.9%
U.S. Cash Management Fund(@) 142,321,108
(∞)
142,278
United States Treasury Bills
4.217%
due 05/01/25 (ž) 47,074 47,068
4.246% due 06/05/25 (ž) 45,070 44,885
4.247%
due 06/12/25 (ž) 66,857 66,527
4.229% due 07/01/25 (ž) 8,004 7,947
Total Short-Term Investments
(cost $308,723) 308,705
Total Investments - 100.3%
(identified cost $1,997,910) 1,951,042
Other Assets and Liabilities,
Net - (0.3)%
(5,135)
Net Assets - 100.0%
1,945,907

See accompanying notes which are an integral part of the financial statements.
354 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
35.6%
200 Park Funding Trust 02/25/25 1,210,000 100.00 1,210
1,179
7-Eleven, Inc. 09/06/24 2,963,000 92.24 2,733
2,708
Adani Ports & Special Economic Zone, Ltd. 02/11/25 1,881,000 95.42 1,795
1,774
AES Panama Generation Holdings SRL 04/26/21 1,202,276 102.22 1,229
1,051
Africa Finance Corp. 11/02/21 1,158,000 100.67 1,166
1,144
Africa Finance Corp. 09/13/22 2,500,000 99.76 2,494
2,489
AGL CLO 21, Ltd. 04/01/25 10,600,000 99.97 10,597
10,606
AGL CLO 23, Ltd. 01/31/25 6,130,000 100.00 6,130
6,113
AGL CLO 37, Ltd. 12/18/24 2,100,000 100.00 2,100
2,090
Aircastle, Ltd. 07/07/22 2,796,000 90.57 2,532
2,639
Aircastle, Ltd. 10/30/24 2,700,000 102.16 2,758
2,773
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 370,000 97.92 362
370
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 08/20/24 110,000 93.96 103
103
Alimentation Couche-Tard, Inc. 05/06/24 1,726,000 96.35 1,663
1,691
Allianz SE 10/30/24 1,400,000 106.26 1,488
1,435
American Tower Trust #1 06/21/23 7,133,000 99.86 7,123
7,257
American Tower Trust #1 05/08/24 2,394,000 94.08 2,252
2,339
Andorra Government International Bond 04/28/21 EUR 8,700,000 113.63 9,886
8,858
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 3,041,469 99.99 3,041
3,037
Arbor Realty Commercial Real Estate Notes, Ltd. 06/14/23 1,887,581 98.94 1,868
1,886
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 3,688,762 99.98 3,688
3,686
Ares Loan Funding VIII, Ltd. 12/19/24 1,340,000 100.00 1,340
1,334
Ares LVI CLO, Ltd. 12/27/24 3,000,000 100.00 3,000
2,977
Ares LXVII CLO, Ltd. 01/21/25 3,650,000 100.00 3,650
3,624
Audax Senior Debt CLO 12 LLC 02/21/25 4,160,000 100.00 4,160
4,163
Australia and New Zealand Banking Group, Ltd. 10/30/24 1,385,000 85.53 1,185
1,200
Australia Government International Bond 04/01/25 AUD 12,246,000 33.69 4,126
4,291
Australia Government International Bond 04/01/25 AUD 1,713,000 54.20 928
966
Aviation Capital Group LLC 11/12/24 485,000 97.58 473
474
Avolon Holdings Funding, Ltd. 10/30/24 1,215,000 93.52 1,136
1,138
Bain Capital Credit CLO, Ltd. 04/17/25 2,800,000 99.90 2,797
2,799
Banco de Bogota SA 04/25/24 1,769,000 95.50 1,689
1,723
Barclays Mortgage Loan Trust 03/26/24 1,379,134 97.51 1,345
1,362
Barings CLO, Ltd. 12/20/24 7,280,000 100.00 7,280
7,261
Barings CLO, Ltd. 02/14/25 3,260,000 100.00 3,260
3,257
BDS LLC 04/04/22 7,911,120 100.00 7,911
7,911
BDS LLC 02/21/25 1,625,000 99.75 1,621
1,609
Bellemeade Re, Ltd. 09/23/21 5,184,044 100.00 5,184
5,185
Bellemeade Re, Ltd. 09/27/21 2,959,000 100.20 2,965
2,971
Bellemeade Re, Ltd. 01/25/22 3,523,000 100.00 3,523
3,631
Bellemeade Re, Ltd. 02/15/23 521,836 97.90 511
522
Bimbo Bakeries USA, Inc. 02/11/25 1,852,000 102.47 1,898
1,934
Blackstone Holdings Finance Co. LLC 10/30/24 1,195,000 85.65 1,023
1,019
BNP Paribas SA 04/17/24 2,825,000 94.33 2,665
2,742
BNP Paribas SA 10/30/24 2,370,000 101.29 2,401
2,420
Booz Allen Hamilton, Inc. 03/25/25 1,378,000 95.52 1,316
1,324
Boston Gas Co. 01/05/24 272,000 95.61 260
264
BRAVO Residential Funding Trust 04/30/24 798,676 99.99 799
807
BRAVO Residential Funding Trust 10/09/24 2,786,603 100.00 2,786
2,786
BRAVO Residential Funding Trust 04/08/25 7,424,821 100.00 7,425
7,477
Business Jet Securities LLC 09/06/24 2,306,100 100.00 2,306
2,290
BX Commercial Mortgage Trust 12/02/21 9,034,046 99.89 9,024
8,978
BX Commercial Mortgage Trust 05/02/24 4,993,467 99.76 4,981
4,971
BX Trust 01/24/24 15,622,000 99.76 15,585
15,349
BX Trust 02/20/25 8,069,000 99.76 8,049
7,778
BX Trust 02/20/25 2,392,000 99.76 2,386
2,314
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,455
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102.61 13,382
11,107
CAMB Commercial Mortgage Trust 09/24/24 5,889,000 81.51 4,800
4,663
Carlyle Global Market Strategies CLO, Ltd. 04/23/25 4,300,000 99.90 4,296
4,303
Carnival Corp. 03/25/25 1,890,000 96.11 1,816
1,804
Cellnex Telecom SA 10/30/24 1,385,000 78.81 1,092
1,068
Cemex SAB de CV 02/11/25 1,514,000 98.46 1,491
1,505
Cencosud SA 11/06/23 2,875,000 95.50 2,746
2,841

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 355
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
CF Industries, Inc. 09/12/23 1,100,000 97.99 1,078
1,098
Chase Home Lending Mortgage Trust 03/14/25 3,330,684 100.00 3,331
3,304
Churchill Middle Market CLO LLC 02/24/25 3,910,000 100.00 3,910
3,841
CIFC Funding, Ltd. 04/24/25 5,400,000 99.90 5,395
5,403
CLI Funding IX LLC 07/24/24 2,951,930 100.49 2,966
2,978
Coca-Cola Icecek AS 04/25/24 2,579,000 93.63 2,415
2,452
Credit Agricole SA 04/17/24 1,385,000 93.12 1,290
1,338
Credit Agricole SA 10/30/24 1,050,000 91.56 961
970
Daimler Truck Finance North America LLC 10/30/24 1,410,000 100.70 1,420
1,401
Danske Bank A/S 10/30/24 2,720,000 102.00 2,774
2,807
DBGS Mortgage Trust 04/03/19 4,612,000 100.98 4,657
3,669
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/17/24 2,653,000 97.38 2,584
2,630
DK Trust 03/01/24 4,021,000 100.00 4,021
4,013
DLLAA LLC 01/14/25 1,700,000 99.96 1,699
1,737
Dresdner Funding Trust I 04/25/24 1,095,000 106.12 1,162
1,189
Ellington Financial Mortgage Trust 12/10/24 3,522,441 100.00 3,522
3,536
Elmwood CLO V, Ltd. 04/24/25 8,200,000 99.85 8,188
8,196
Enel Finance International NV 10/16/23 1,156,000 95.64 1,106
1,117
Enel Finance International NV 04/17/24 1,318,000 98.16 1,294
1,321
Entegris Escrow Corp. 08/06/24 1,784,000 97.30 1,737
1,738
Ferguson Finance PLC 05/06/24 2,671,000 97.83 2,613
2,645
FIGRE Trust 03/19/24 4,948,724 100.03 4,950
5,020
FIGRE Trust 06/06/24 1,363,385 100.98 1,377
1,399
FIGRE Trust 09/05/24 1,653,233 102.65 1,697
1,680
FIGRE Trust 09/09/24 2,669,438 100.00 2,669
2,666
FIGRE Trust 12/11/24 3,522,982 100.00 3,523
3,549
FIGRE Trust 12/11/24 2,643,970 100.41 2,655
2,665
FIGRE Trust 02/20/25 969,826 103.49 1,004
1,006
FIGRE Trust 03/20/25 3,492,574 100.00 3,492
3,519
FirstEnergy Transmission LLC 01/07/25 1,455,000 93.28 1,357
1,378
Flatiron CLO 26, Ltd. 11/01/24 7,600,000 100.00 7,600
7,563
Flatiron RR CLO, Ltd. 03/24/25 2,500,000 100.00 2,500
2,492
Foundry JV Holdco LLC 02/04/25 2,865,000 99.92 2,863
2,918
Fresenius Medical Care US Finance III, Inc. 08/04/22 1,720,000 86.28 1,484
1,455
Gartner, Inc. 03/25/25 2,829,000 94.38 2,670
2,654
Glencore Funding LLC 10/30/24 755,000 101.02 763
713
Glencore Funding LLC 10/30/24 1,510,000 101.30 1,530
1,511
GS Mortgage Securities Trust 08/04/23 2,507,000 96.17 2,411
2,492
GSAA Home Equity Trust 10/21/15 131,932 79.91 105
153
Hellenic Republic Government International Bond 04/24/24 EUR 2,351,000 104.84 2,465
2,680
Hellenic Republic Government International Bond 01/14/25 EUR 3,625,000 102.86 3,729
4,226
HGI CRE CLO, Ltd. 09/17/21 3,856,116 100.00 3,856
3,832
High Street Funding Trust III 02/27/25 680,000 100.00 680
658
HMH Trust 06/09/17 7,770,000 99.96 7,767
396
Home RE, Ltd. 07/23/21 1,227,000 100.00 1,227
1,241
Hudson Yards Mortgage Trust 01/07/25 2,805,000 100.00 2,805
2,852
Hyundai Capital America 10/30/24 825,000 92.04 759
762
Hyundai Capital America 10/30/24 1,215,000 94.16 1,144
1,147
ICICI Bank, Ltd. 09/06/24 1,467,000 98.47 1,444
1,438
Imperial Brands Finance PLC 08/08/23 4,053,000 97.83 3,961
4,001
Indianapolis Power & Light Co. 10/30/24 1,160,000 101.39 1,176
1,127
Infraestructura Energetica Nova SAPI de CV 07/06/22 2,354,000 95.53 2,249
2,238
InRetail Consumer 01/05/24 2,843,000 93.70 2,664
2,658
International Flavors & Fragrances, Inc. 07/15/24 3,803,000 92.67 3,520
3,553
International Flavors & Fragrances, Inc. 10/30/24 1,580,000 86.36 1,364
1,374
Intesa Sanpaolo SpA 08/09/23 2,627,000 98.93 2,599
2,820
Irwin Home Equity Loan Trust 06/30/15 88,151 101.25 89
88
ITC Holdings Corp. 01/22/25 765,000 99.89 764
772
James Hardie International Finance Designated Activity Co. 02/11/25 1,796,000 97.87 1,758
1,748
JDE Peet's NV 03/06/24 2,095,000 93.83 1,966
1,971
JPMorgan Mortgage Trust 06/05/20 75,771 102.68 78
69
JPMorgan Mortgage Trust 06/05/20 131,240 103.22 135
121
JPMorgan Mortgage Trust 03/30/21 409,133 101.91 417
361
JPMorgan Mortgage Trust 04/26/21 11,801,245 101.71 12,003
10,962
JPMorgan Mortgage Trust 01/26/22 9,116,249 99.16 9,040
8,047

See accompanying notes which are an integral part of the financial statements.
356 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
JPMorgan Mortgage Trust 04/27/22 4,174,796 95.89 4,003
3,781
JPMorgan Mortgage Trust 03/10/23 5,481,597 88.70 4,862
4,835
JPMorgan Mortgage Trust 04/20/23 2,347,929 88.61 2,080
2,085
JPMorgan Mortgage Trust 12/05/24 1,567,086 100.57 1,576
1,576
JPMorgan Mortgage Trust 12/18/24 1,497,696 100.36 1,503
1,496
JPMorgan Mortgage Trust 01/29/25 2,528,977 100.00 2,529
2,544
JPMorgan Mortgage Trust 02/26/25 5,160,000 100.00 5,160
5,160
JPMorgan Mortgage Trust 02/26/25 7,391,476 100.00 7,391
7,386
JPMorgan Mortgage Trust 03/18/25 5,943,901 100.00 5,944
5,968
JPMorgan Wealth Management 07/30/20 1,327,262 103.27 1,371
1,124
KEB Hana Bank 12/12/24 1,802,000 96.50 1,739
1,740
Kubota Credit Owner Trust 06/18/24 1,750,000 99.99 1,750
1,790
Level 3 Financing, Inc. 03/31/23 107,000 96.57 103
116
Liberty Mutual Group, Inc. 05/03/22 218,000 127.90 279
244
Macquarie Airfinance Holdings, Ltd. 10/30/24 300,000 102.70 308
308
Macquarie Airfinance Holdings, Ltd. 10/30/24 435,000 103.51 450
447
Macquarie Airfinance Holdings, Ltd. 10/30/24 1,050,000 98.16 1,031
1,032
Macquarie Group, Ltd. 10/30/24 2,825,000 94.98 2,683
2,714
Magnetite XXVI, Ltd. 01/28/25 3,370,000 100.00 3,370
3,354
Marks & Spencer PLC 09/16/24 297,000 109.99 327
315
Mars, Inc. 03/05/25 670,000 99.42 666
659
Mars, Inc. 03/05/25 1,070,000 99.46 1,064
1,054
Mars, Inc. 03/05/25 340,000 99.80 339
343
Mars, Inc. 03/05/25 1,360,000 99.83 1,358
1,366
Mattel, Inc. 02/11/25 3,000,000 94.78 2,843
2,823
Mexico Generadora de Energia S de RL de CV 04/04/23 1,644,891 97.26 1,600
1,607
MF1 LLC 07/19/23 2,127,237 100.23 2,132
2,127
MF1 LLC 03/17/25 4,418,000 100.19 4,426
4,418
MF1, Ltd. 12/03/24 1,353,708 99.88 1,352
1,349
MHC Commercial Mortgage Trust 04/06/21 1,845,343 99.34 1,833
1,841
MISC Capital Two Labuan, Ltd. 02/06/24 2,700,000 97.24 2,625
2,666
MMAF Equipment Finance LLC 01/17/24 3,160,000 99.99 3,160
3,235
MMAF Equipment Finance LLC 01/22/25 3,000,000 99.96 2,999
3,058
Mondelez International, Inc. 11/05/21 358,000 99.59 356
343
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.19 69
69
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 0.68 396
395
National Australia Bank, Ltd. 10/30/24 1,730,000 86.46 1,496
1,511
News Corp. 02/11/25 3,023,000 94.34 2,852
2,843
NGPL PipeCo LLC 09/26/19 2,298,000 123.61 2,840
2,581
Nissan Motor Acceptance Co. LLC 03/05/25 2,000,000 101.92 2,038
2,017
Nomura Resecuritization Trust 10/23/15 545,733 95.31 520
537
NRG Energy, Inc. 04/25/24 3,046,000 93.53 2,849
2,870
Nuveen LLC 10/30/24 690,000 97.76 674
685
Oaktown Re, Ltd. 09/28/21 516,157 101.41 523
522
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,854
OCP CLO, Ltd. 04/01/25 3,800,000 99.95 3,798
3,792
Octagon Investment Partners 32, Ltd. 04/28/25 1,700,000 99.88 1,698
1,693
Ohio National Financial Services, Inc. 09/16/24 911,000 101.13 921
883
Open Text Corp. 08/08/23 866,000 100.90 874
890
Penske Truck Leasing Co., LP / PTL Finance Corp. 10/30/24 1,195,000 105.24 1,258
1,264
Petroleos Mexicanos 04/02/24 EUR 12,736,000 95.78 12,199
13,007
Port of Newcastle Investments Financing Pty, Ltd. 09/16/24 337,000 95.92 323
326
Prosus NV 08/04/22 2,853,000 89.52 2,554
2,636
Prosus NV 10/30/24 1,530,000 67.46 1,032
957
PRPM LLC 02/23/24 6,711,977 100.00 6,712
6,724
PRPM LLC 10/07/24 4,117,097 96.81 3,986
4,000
PRPM LLC 11/08/24 1,815,107 100.00 1,815
1,815
PRPM LLC 11/26/24 1,071,194 100.00 1,071
1,064
PRPM LLC 04/25/25 4,000,000 100.00 4,000
4,009
PTTEP Treasury Center Co., Ltd. 12/12/24 1,753,000 95.52 1,674
1,684
QBE Insurance Group, Ltd. 10/30/24 1,880,000 99.95 1,879
1,879
Radnor RE, Ltd. 11/30/23 53,129 101.34 54
53
RCKT Mortgage Trust 07/13/23 891,776 99.11 884
897
RCKT Mortgage Trust 02/15/24 2,664,837 99.98 2,664
2,677
RCKT Mortgage Trust 03/19/24 3,712,497 99.98 3,712
3,740

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 357
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
RCKT Mortgage Trust 08/14/24 2,632,192 99.99 2,632
2,630
RCKT Mortgage Trust 12/12/24 2,076,041 100.67 2,090
2,090
RCKT Mortgage Trust 12/12/24 8,016,854 99.99 8,016
8,059
RCKT Mortgage Trust 02/20/25 998,000 100.54 1,003
998
RCKT Mortgage Trust 02/26/25 8,219,499 100.00 8,219
8,259
Reliance Industries, Ltd. 12/12/24 1,732,000 97.26 1,684
1,694
Republic of South Africa Government International Bond 11/12/24 3,569,000 100.00 3,569
3,403
Resorts World Las Vegas LLC / RWLV Capital, Inc. 02/02/22 475,000 91.46 434
411
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/08/23 980,000 77.34 758
785
RFR Trust 02/18/25 5,579,000 100.00 5,579
5,594
RFR Trust 02/18/25 6,416,000 99.99 6,416
6,467
Rockies Express Pipeline LLC 07/07/22 290,000 91.26 265
274
Rockies Express Pipeline LLC 08/07/23 224,000 93.91 210
214
Rockies Express Pipeline LLC 12/06/23 458,000 92.34 423
429
Rockies Express Pipeline LLC 09/17/24 134,000 104.89 141
132
Rogers Communications, Inc. 02/02/24 891,000 97.74 871
868
Romanian Government International Bond 02/23/21 EUR 3,872,000 113.42 4,392
2,609
Romanian Government International Bond 07/08/21 EUR 3,599,000 110.27 3,969
2,426
Romanian Government International Bond 02/24/22 EUR 3,866,000 88.26 3,412
3,557
Romanian Government International Bond 02/24/22 EUR 966,000 96.86 936
799
Romanian Government International Bond 09/21/22 EUR 4,163,000 97.44 4,056
4,714
Romanian Government International Bond 12/02/22 EUR 4,255,000 87.86 3,739
4,049
Romanian Government International Bond 09/11/23 EUR 3,640,000 107.44 3,911
4,291
Romanian Government International Bond 02/15/24 EUR 1,784,000 106.78 1,905
1,850
Romanian Government International Bond 02/27/24 EUR 3,192,000 110.12 3,515
3,711
Romanian Government International Bond 04/19/24 EUR 4,383,000 94.36 4,136
4,084
Romanian Government International Bond 03/25/25 EUR 101,000 116.02 117
122
Romanian Government International Bond 03/26/25 EUR 3,481,000 107.20 3,732
3,879
Sabal Trail Transmission LLC 09/16/24 2,479,000 99.59 2,469
2,442
Saluda Grade Alternative Mortgage Trust 11/17/23 2,818,964 101.50 2,861
2,897
Saluda Grade Alternative Mortgage Trust 02/07/24 1,880,939 102.06 1,920
1,946
Saluda Grade Alternative Mortgage Trust 04/05/24 5,763,178 99.99 5,763
5,863
Saluda Grade Alternative Mortgage Trust 10/16/24 2,815,612 101.38 2,855
2,868
Sammons Financial Group, Inc. 10/30/24 1,400,000 98.33 1,377
1,396
Saudi Arabian Oil Co. 08/08/23 2,394,000 88.18 2,111
2,059
Scentre Group Trust 2 10/30/24 1,530,000 98.41 1,506
1,493
Sealed Air Corp. 04/22/20 584,000 104.37 609
606
Sequoia Mortgage Trust 10/21/16 366,179 102.42 375
341
Sigma Finance Netherlands BV 02/11/25 1,197,000 98.78 1,182
1,192
SMBC Aviation Capital Finance DAC 10/30/24 1,395,000 100.60 1,403
1,381
Smithfield Foods, Inc. 10/30/24 1,215,000 87.49 1,063
1,079
Societe Generale SA 02/03/23 2,191,000 94.66 2,074
2,115
Societe Generale SA 02/06/24 765,000 97.99 750
758
Standard Chartered PLC 04/02/20 950,000 95.32 906
964
Suzano Austria GmbH 10/12/23 2,143,000 99.47 2,132
2,162
Taurus UK Designated Activity Co. 02/22/21 GBP 1,211,105 140.62 1,703
1,599
TCO Commercial Mortgage Trust 12/06/24 3,910,000 99.76 3,900
3,882
Textainer Marine Containers VII, Ltd. 08/06/24 4,024,800 100.00 4,025
4,015
Topaz Solar Farms LLC 04/25/24 432,032 98.98 428
404
Towd Point Mortgage Trust 08/17/20 1,221,977 101.64 1,242
1,189
Towd Point Mortgage Trust 07/21/23 4,448,067 99.84 4,441
4,486
Towd Point Mortgage Trust 10/19/23 2,603,531 99.99 2,603
2,649
UBS Group AG 10/30/24 865,000 122.16 1,057
1,057
UBS Group AG 10/30/24 840,000 85.59 719
718
UniCredit SpA 04/22/20 304,000 105.33 320
318
United Kingdom Gilt Bonds 03/24/25 GBP 9,700,000 111.55 10,821
11,322
Unum Group 10/30/24 1,185,000 79.86 946
937
Vantage Data Centers Jersey Borrower Spv, Ltd. 05/17/24 GBP 4,320,000 127.07 5,490
5,858
Var Energi ASA 12/05/23 2,622,000 103.29 2,708
2,760
VICI Properties, LP 07/06/22 1,884,000 98.74 1,860
1,907
Vistra Operations Co. LLC 04/17/24 2,896,000 96.35 2,790
2,845
Vistra Operations Co. LLC 10/30/24 2,730,000 96.29 2,629
2,673
Voya CLO, Ltd. 04/03/25 2,000,000 99.95 1,999
1,995
Wells Fargo Commercial Mortgage Trust 11/15/22 1,306,170 97.39 1,272
1,296
Woori Bank 09/06/24 2,610,000 100.99 2,636
2,639

See accompanying notes which are an integral part of the financial statements.
358 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Yara International ASA 07/15/24 788,000 98.38 775 785
692,255
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 241 GBP 22,538 06/25
363
United States 2 Year Treasury Note Futures 1,068 USD 222,302 06/25
1,289
United States 5 Year Treasury Note Futures 1,458 USD 159,207 06/25
1,550
United States 10 Year Treasury Note Futures 1,270 USD 142,518 06/25
1,537
United States 10 Year Ultra Treasury Note Futures 2,584 USD 296,473 06/25
4,965
United States Treasury Long Bond Futures 919 USD 107,178 06/25
188
United States Treasury Ultra Bond Futures 811 USD 98,156 06/25 (511)
Short Positions
Canadian 10 Year Government Bond Futures 156 CAD 19,291 06/25
138
Euro-Bobl Futures 98 EUR 11,724 06/25
(92)
Euro-Bund Futures 380 EUR 50,076 06/25
(615)
Euro-Buxl Futures 31 EUR 3,847 06/25
70
Euro-Schatz Futures 24 EUR 2,582 06/25
(15)
Japanese 10 Year Government Bond Futures 73 JPY 10,267,450 06/25
(1,268)
Long Gilt Futures 18 GBP 1,683 06/25
(22)
Three Month Euribor Futures 759 EUR 186,628 12/25
(764)
United States 2 Year Treasury Note Futures 880 USD 183,170 06/25
(1,064)
United States 5 Year Treasury Note Futures 75 USD 8,190 06/25
(127)
United States 10 Year Ultra Treasury Note Futures 472 USD 54,154 06/25
(457)
United States Treasury Long Bond Futures 21 USD 2,449 06/25 8
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 5,173
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 10,092 CAD 14,428 05/13/25 381
Bank of New York GBP 3,272 USD 4,234 05/13/25 (127)
Citigroup USD 303 AUD 500 07/09/25 18
Citigroup USD 6,571 AUD 10,487 07/09/25 152
Citigroup USD 5 BRL 28 05/05/25 —
Citigroup USD 611 BRL 3,457 05/05/25 (2)
Citigroup USD 691 BRL 3,913 05/05/25 (2)
Citigroup USD 694 BRL 3,926 05/05/25 (2)
Citigroup USD 1,383 BRL 7,831 05/05/25 (3)
Citigroup USD 1,427 BRL 8,608 05/05/25 90
Citigroup USD 1,526 BRL 8,635 05/05/25 (4)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 359
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 1,648 BRL 9,728 05/05/25 66
Citigroup USD 1,652 BRL 9,731 05/05/25 63
Citigroup USD 683 CAD 978 07/09/25 29
Citigroup USD 6,650 CAD 9,211 07/09/25 55
Citigroup USD 830 COP 3,714,964 07/09/25 41
Citigroup USD 1,480 COP 6,386,718 07/09/25 18
Citigroup USD 728 EUR 654 07/09/25 16
Citigroup USD 729 EUR 664 07/09/25 26
Citigroup USD 739 EUR 664 07/09/25 16
Citigroup USD 859 EUR 779 07/09/25 27
Citigroup USD 2,470 EUR 2,155 07/09/25 (19)
Citigroup USD 3,317 EUR 3,012 07/09/25 109
Citigroup USD 3,332 EUR 3,016 07/09/25 99
Citigroup USD 3,354 EUR 3,012 07/09/25 72
Citigroup USD 3,390 EUR 3,070 07/09/25 102
Citigroup USD 3,456 GBP 2,632 07/09/25 52
Citigroup USD 298 JPY 43,147 07/09/25 6
Citigroup USD 3,320 KRW 4,737,142 07/09/25 19
Citigroup USD 2,276 MXN 47,000 07/09/25 100
Citigroup USD 2,279 MXN 47,079 07/09/25 101
Citigroup USD 3,659 MXN 76,481 07/09/25 208
Citigroup USD 3,754 MXN 76,000 07/09/25 88
Citigroup USD 3,126 NOK 32,886 07/09/25 36
Citigroup USD 47 THB 1,583 07/09/25 1
Citigroup USD 1,871 ZAR 34,801 05/02/25 (1)
Citigroup USD 301 ZAR 5,894 07/09/25 14
Citigroup USD 529 ZAR 10,350 07/09/25 25
Citigroup USD 814 ZAR 16,155 07/09/25 51
Citigroup USD 837 ZAR 16,561 07/09/25 49
Citigroup USD 3,164 ZAR 59,000 07/09/25 (9)
Citigroup AUD 526 USD 317 07/09/25 (20)
Citigroup AUD 593 USD 356 07/09/25 (24)
Citigroup AUD 985 USD 590 07/09/25 (41)
Citigroup AUD 2,556 USD 1,627 07/09/25 (11)
Citigroup AUD 3,517 USD 2,201 07/09/25 (54)
Citigroup AUD 10,987 USD 6,720 07/09/25 (323)
Citigroup BRL 28 USD 5 05/05/25 —
Citigroup BRL 3,457 USD 601 05/05/25 (8)
Citigroup BRL 3,913 USD 680 05/05/25 (10)
Citigroup BRL 3,926 USD 680 05/05/25 (12)
Citigroup BRL 7,831 USD 1,359 05/05/25 (20)
Citigroup BRL 8,608 USD 1,520 05/05/25 4
Citigroup BRL 8,635 USD 1,441 05/05/25 (81)
Citigroup BRL 9,728 USD 1,718 05/05/25 4
Citigroup BRL 9,731 USD 1,719 05/05/25 4

See accompanying notes which are an integral part of the financial statements.
360 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup CAD 9,488 USD 6,626 07/09/25 (281)
Citigroup CHF 4,180 EUR 4,470 07/09/25 (19)
Citigroup COP 43,085,545 USD 10,259 07/09/25 155
Citigroup CZK 30,386 EUR 1,210 07/09/25 (4)
Citigroup CZK 59,178 EUR 2,360 07/09/25 (6)
Citigroup CZK 59,236 EUR 2,360 07/09/25 (10)
Citigroup EUR 4,456 CHF 4,110 07/09/25 (50)
Citigroup EUR 6,152 CZK 154,160 07/09/25 13
Citigroup EUR 6,116 GBP 5,140 07/09/25 (105)
Citigroup EUR 9,830 JPY 1,578,248 07/09/25 (58)
Citigroup EUR 974 NOK 11,590 07/09/25 5
Citigroup EUR 1,176 NOK 13,980 07/09/25 7
Citigroup EUR 2,262 NOK 27,108 07/09/25 32
Citigroup EUR 886 USD 1,024 07/09/25 15
Citigroup EUR 1,850 USD 2,038 07/09/25 (67)
Citigroup EUR 2,750 USD 3,053 07/09/25 (75)
Citigroup EUR 3,067 USD 3,415 07/09/25 (74)
Citigroup EUR 3,071 USD 3,423 07/09/25 (70)
Citigroup EUR 3,450 USD 3,750 07/09/25 (174)
Citigroup EUR 54,350 USD 60,640 07/09/25 (1,179)
Citigroup GBP 2,522 EUR 2,974 07/09/25 21
Citigroup GBP 2,618 EUR 3,114 07/09/25 53
Citigroup GBP 2,632 USD 3,406 07/09/25 (103)
Citigroup GBP 8,500 USD 10,967 07/09/25 (364)
Citigroup JPY 107,690 EUR 676 07/09/25 9
Citigroup JPY 39,850 USD 282 07/09/25 1
Citigroup JPY 75,300 USD 536 07/09/25 5
Citigroup JPY 89,000 USD 629 07/09/25 1
Citigroup JPY 245,193 USD 1,730 07/09/25 2
Citigroup JPY 391,000 USD 2,718 07/09/25 (37)
Citigroup JPY 2,259,260 USD 15,231 07/09/25 (690)
Citigroup MXN 7,715 USD 370 07/09/25 (20)
Citigroup MXN 366,064 USD 17,636 07/09/25 (870)
Citigroup NOK 13,928 EUR 1,176 07/09/25 (2)
Citigroup NOK 19,100 EUR 1,608 07/09/25 (8)
Citigroup NOK 19,112 EUR 1,608 07/09/25 (9)
Citigroup NOK 31,818 USD 3,054 07/09/25 (5)
Citigroup ZAR 8,625 USD 457 07/09/25 (4)
Citigroup ZAR 12,901 USD 678 07/09/25 (12)
Citigroup ZAR 26,096 USD 1,375 07/09/25 (21)
Citigroup ZAR 34,801 USD 1,861 07/09/25 —
Citigroup ZAR 59,000 USD 3,165 07/09/25 9
Citigroup ZAR 77,862 USD 4,131 07/09/25 (34)
HSBC USD 5,097 NOK 53,243 05/13/25 20
HSBC SEK 50,765 USD 5,095 05/13/25 (159)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 361
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase USD 6,769 EUR 6,257 05/13/25 323
JPMorgan Chase USD 12,277 EUR 10,778 05/13/25 (62)
JPMorgan Chase USD 4,278 GBP 3,400 05/08/25 253
JPMorgan Chase USD 6,482 GBP 4,900 05/08/25 49
JPMorgan Chase USD 8,540 JPY 1,270,536 05/13/25 358
State Street USD 1,660 CHF 1,366 05/13/25 (3)
State Street USD 1,936 EUR 1,700 05/08/25 (10)
State Street USD 453 GBP 351 05/08/25 14
State Street USD 1,946 GBP 1,453 05/13/25 (9)
State Street USD 403 SEK 3,880 05/13/25 (1)
State Street CAD 1,004 USD 724 05/13/25 (4)
State Street CHF 13,418 USD 15,244 05/13/25 (1,029)
State Street EUR 1,679 USD 1,750 05/08/25 (152)
State Street GBP 247 USD 311 05/08/25 (18)
State Street GBP 500 USD 631 05/08/25 (35)
State Street GBP 13,785 USD 17,121 05/08/25 (1,251)
State Street JPY 224,924 USD 1,582 05/13/25 7
State Street NOK 2,844 USD 274 05/13/25 1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (4,362)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup JPY 6,209,000 TONAR
(4)
0.829%
(4)
03/14/27
3 (156) (153)
Citigroup JPY 3,300,000 TONAR
(4)
0.846%
(4)
03/24/27
— (98) (98)
Citigroup MXN 11,150
Interbank Equilibrium
Interest Rate
(1)
7.590%
(1)
06/16/27
— (2) (2)
Citigroup MXN 45,884
Interbank Equilibrium
Interest Rate
(1)
7.598%
(1)
06/16/27
— (7) (7)
Citigroup MXN 45,885
Interbank Equilibrium
Interest Rate
(1)
7.580%
(1)
06/16/27
— (6) (6)
Citigroup MXN 46,081
Interbank Equilibrium
Interest Rate
(1)
7.593%
(1)
06/16/27
— (7) (7)
Citigroup USD 8,500 SOFR
(4)
3.364%
(4)
08/20/54
— 765 765
Citigroup GBP 8,100
Sterling Overnight
Index Average Rate
(4)
4.446%
(4)
03/24/55
— (170) (170)
Citigroup JPY 24,377 TONAR
(4)
1.880%
(4)
04/11/55
— 1 1
Citigroup JPY 24,377 TONAR
(4)
1.870%
(4)
04/11/55 — 1 1
Total Open Interest Rate Swap Contracts (å) 3 321 324

See accompanying notes which are an integral part of the financial statements.
362 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 87,291 $ —
$ —
$ 87,291 4 .5
Corporate Bonds and Notes — 492,875 —
—
492,875 25 .3
International Debt — 283,979 —
—
283,979 14 .6
Mortgage-Backed Securities — 509,945 —
—
509,945 26 .2
Non-US Bonds — 131,019 —
—
131,019 6 .7
United States Government Treasuries — 137,228 —
—
137,228 7 .1
Short-Term Investments — 166,427 — 142,278 308,705 15 .9
Total Investments — 1,808,764 — 142,278 1,951,042 100 .3
Other Assets and Liabilities, Net
(0 .3)
100 .0
Other Financial Instruments
Assets
Futures Contracts 10,108 — — — 10,108 0 .5
Foreign Currency Exchange Contracts — 3,495 — — 3,495 0 .2
Interest Rate Swap Contracts — 767 — — 767 —
*,
A
Liabilities
Futures Contracts (4,935) — — — (4,935) (0 .3)
Foreign Currency Exchange Contracts — (7,857) — — (7,857) (0 .4)
Interest Rate Swap Contracts — (443) — — (443) (— )
*
Total Other Financial Instruments
**
$ 5,173 $ (4,038) $ — $ — $ 1,135
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra .......................................................................................
8,858
Australia ......................................................................................
16,604
Bermuda ......................................................................................
17,979
Brazil ...........................................................................................
2,947
Canada .........................................................................................
27,838
Cayman Islands ...........................................................................
53,328

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 363
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Chile ............................................................................................
6,252
China ...........................................................................................
7,608
Colombia .....................................................................................
9,008
Denmark ......................................................................................
2,807
Finland ........................................................................................
2,801
France ..........................................................................................
10,343
Germany ......................................................................................
7,053
Greece .........................................................................................
6,906
Iceland .........................................................................................
3,139
India ............................................................................................
4,906
Ireland .........................................................................................
6,000
Italy .............................................................................................
6,874
Japan ...........................................................................................
18,558
Jersey ...........................................................................................
36,563
Malaysia ......................................................................................
2,666
Mexico ........................................................................................
30,855
Netherlands .................................................................................
4,192
Nigeria .........................................................................................
3,633
Norway ........................................................................................
2,760
Panama ........................................................................................
1,051
Peru .............................................................................................
2,658
Romania ......................................................................................
36,091
Saudi Arabia ................................................................................
2,059
South Africa ................................................................................
9,433
South Korea ................................................................................
8,295
Spain ...........................................................................................
5,214
Switzerland .................................................................................
1,775
Thailand ......................................................................................
1,684
Turkey .........................................................................................
2,452
United Kingdom ..........................................................................
43,808
United States ...............................................................................
1,536,044
Total Investments ...................................................................
1,951,042

See accompanying notes which are an integral part of the financial statements.
364 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 3,495 $ —
Variation margin on futures contracts* — 10,108
Interest rate swap contracts, at fair value — 767
Total
$ 3,495 $ 10,875
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ — $ 4,935
Unrealized depreciation on foreign currency exchange contracts 7,857 —
Interest rate swap contracts, at fair value — 443
Total
$ 7,857 $ 5,378
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (43,320)
Interest rate swap contracts — — (2,795)
Credit default swap contracts 4 — —
Foreign currency exchange contracts — 1,440 —
Total
$ 4 $ 1,440 $ (46,115)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0 0
Futures contracts $ — $ — $ 43,475
Interest rate swap contracts — — 2,504
Foreign currency exchange contracts — (5,672) —
Total
$ — $ (5,672) $ 45,979
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 365
Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2025 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 3,495 $ — $ 3,49 5
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 767 — 767
Total Financial and Derivative Assets
4,2 62 — 4,2 62
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 4,2 62 $ — $ 4,2 62
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of New York
$ 380 $ 127 $ — $ 253
Citigroup
2,858 2,858 — —
HSBC
20 20 — —
JPMorgan Chase
982 62 270 650
State Street
22 22 — —
Total
$ 4,262 $ 3,089 $ 270 $ 903

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
366 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2025 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 7,85 7 $ — $ 7,85 7
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 443 — 443
Total Financial and Derivative Liabilities
8, 300 — 8, 300
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 8, 300 $ — $ 8, 300
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 127 $ 127 $ — $ —
Citigroup 5,440 2,858 2,582 —
HSBC 159 20 — 139
JPMorgan Chase 62 62 — —
State Street 2,512 22 — 2,490
Total
$ 8,300 $ 3,089 $ 2,582 $ 2,629
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 367
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,997,910
Investments, at fair value(>) ........................................................................................................................................................
1,951,042
Cash .............................................................................................................................................................................................. 159
Foreign currency holdings(^) ....................................................................................................................................................... 989
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 3,495
Receivables:
Dividends and interest ...................................................................................................................................................... 12,918
Dividends from affiliated funds ....................................................................................................................................... 577
Investments sold ............................................................................................................................................................... 19,207
Fund shares sold ............................................................................................................................................................... 1,278
From broker(a)(b)(c) ........................................................................................................................................................ 48,172
Variation margin on futures contracts .............................................................................................................................. 7,214
Prepaid expenses .......................................................................................................................................................................... 15
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 767
Total assets ...............................................................................................................................................................
2,045,833
Liabilities
Payables:
Due to broker (d)(e)(f) ..................................................................................................................................................... 2,263
Investments purchased ..................................................................................................................................................... 84,978
Fund shares redeemed ...................................................................................................................................................... 1,286
Accrued fees to affiliates .................................................................................................................................................. 781
Other accrued expenses .................................................................................................................................................... 306
Variation margin on futures contracts .............................................................................................................................. 2,012
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 7,857
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 443
Total liabilities ...........................................................................................................................................................
99,926
Net Assets ...............................................................................................................................................................
$ 1,945,907

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
368 Strategic Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (615,09 3 )
Shares of beneficial interest .........................................................................................................................................................
2,124
Additional paid-in capital ............................................................................................................................................................
2,558,87 6
Net Assets ...............................................................................................................................................................
$ 1,945,907
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.11
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 9.46
Class A — Net assets ........................................................................................................................................................... $ 18,417,000
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 2,022,464
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.98
Class C — Net assets ........................................................................................................................................................... $ 7,133,216
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 794,214
Net asset value per share: Class M (#) ......................................................................................................................................... $ 9.18
Class M — Net assets .......................................................................................................................................................... $ 350,263,944
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 38,157,811
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 9.04
Class R6 — Net assets ......................................................................................................................................................... $ 3,373,125
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 372,984
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.19
Class S — Net assets ............................................................................................................................................................ $ 1,303,801,740
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 141,928,674
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 9.03
Class Y — Net assets ........................................................................................................................................................... $ 262,918,129
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 29,121,747
Amounts in thousands
(^)     Foreign currency holdings - cost $ 956
(•)     Interest rate swap contracts - premiums paid (received) $ 3
(>)     Investments in affiliates, U.S. Cash Management Fund $ 142,278
(a)   Receivable from Broker for Futures $ 35,507
(b)   Receivable from Broker for Swaps $ 10,672
(c)   Receivable from Broker for TBAs $ 1,993
(d)   Due to Broker for Swaps $ 1,561
(e)   Due to Broker for TBAs $ 270
(f)   Due to Broker for Forwards $ 432
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 369
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 43,876
Dividends from affiliated funds ....................................................................................................................................... 5,755
Total investment income ..............................................................................................................................................................
49,631
Expenses
Advisory fees ................................................................................................................................................................... 3,839
Administrative fees .......................................................................................................................................................... 484
Custodian fees .................................................................................................................................................................. 140
Distribution fees - Class A ............................................................................................................................................... 23
Distribution fees - Class C ............................................................................................................................................... 28
Transfer agent fees - Class A ........................................................................................................................................... 18
Transfer agent fees - Class C ........................................................................................................................................... 7
Transfer agent fees - Class M .......................................................................................................................................... 338
Transfer agent fees - Class R6 ......................................................................................................................................... 4
Transfer agent fees - Class S ............................................................................................................................................ 1,375
Transfer agent fees - Class Y ........................................................................................................................................... 6
Professional fees .............................................................................................................................................................. 121
Registration fees ............................................................................................................................................................... 67
Shareholder servicing fees - Class C ............................................................................................................................... 9
Trustees’ fees .................................................................................................................................................................... 57
Printing fees ..................................................................................................................................................................... 52
Miscellaneous .................................................................................................................................................................. 44
Expenses before reductions .............................................................................................................................................. 6,612
Expense reductions .......................................................................................................................................................... (1,275)
Net expenses ................................................................................................................................................................................
5,337
Net investment income (loss) .......................................................................................................................................................
44,294
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (8,504)
Investments in affiliated funds ......................................................................................................................................... (22)
Futures contracts .............................................................................................................................................................. (43,320)
Foreign currency exchange contracts ............................................................................................................................... 1,440
Interest rate swap contracts .............................................................................................................................................. (2,795)
Credit default swap contracts ........................................................................................................................................... 4
Foreign currency-related transactions .............................................................................................................................. 340
Net realized gain (loss) ................................................................................................................................................................
(52,857)
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... 15,192
Investments in affiliated funds ......................................................................................................................................... (26)
Futures contracts .............................................................................................................................................................. 43,475
Foreign currency exchange contracts ............................................................................................................................... (5,672)
Interest rate swap contracts .............................................................................................................................................. 2,504
Foreign currency-related transactions .............................................................................................................................. 259
Net change in unrealized appreciation (depreciation) ................................................................................................................. 55,732
Net realized and unrealized gain (loss) ........................................................................................................................................ 2,875
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 47,169

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
370 Strategic Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 44,294 $ 103,659
Net realized gain (loss) ....................................................................................................................... (52,857) 4,023
Net change in unrealized appreciation (depreciation) ........................................................................ 55,732 102,218
Net increase (decrease) in net assets from operations .............................................................................. 47,169 209,900
Distributions
To shareholders
Class A .......................................................................................................................................... (467) (737)
Class C .......................................................................................................................................... (166) (288)
Class M ......................................................................................................................................... (9,376) (16,407)
Class R6 ........................................................................................................................................ (215) (130)
Class S .......................................................................................................................................... (37,013) (63,269)
Class Y .......................................................................................................................................... (7,565) (16,455)
Net decrease in net assets from distributions ............................................................................................ (54,802) (97,286)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (134,402) (25,474)
Total Net Increase (Decrease) in Net Assets ........................................................................
(142,035) 87,140
Net Assets
Beginning of period .................................................................................................................................. 2,087,942 2,000,802
End of period .............................................................................................................................................
$ 1,945,907 $ 2,087,942

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 371
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 280 $ 2,537 276 $ 2,508
Proceeds from reinvestment of distributions 51 462 79 726
Payments for shares redeemed (219) (1,979) (413) (3,760)
Net increase (decrease)
112 1,020 (58) (526)
Class C
Proceeds from shares sold 26 231 156 1,407
Proceeds from reinvestment of distributions 1 8 166 32 286
Payments for shares redeemed (112) (996) (264) (2,374)
Net increase (decrease)
(6 8 ) (599) (76) (681)
Class M
Proceeds from shares sold 8,616 78,055 7,214 66,277
Proceeds from reinvestment of distributions 1,031 9,376 1,786 16,405
Payments for shares redeemed (12,138) (110,496) (8,253) (75,872)
Net increase (decrease)
(2,491) (23,065) 747 6,810
Class R6
Proceeds from shares sold 4,910 43,678 321 2,885
Proceeds from reinvestment of distributions 24 215 14 130
Payments for shares redeemed (4,955) (44,074) (141) (1,285)
Net increase (decrease)
(21) (181) 194 1,730
Class S
Proceeds from shares sold 14,708 134,128 39,871 359,619
Proceeds from reinvestment of distributions 4,056 36,905 6,862 63,052
Payments for shares redeemed (29,712) (270,780) (37,035) (340,367)
Net increase (decrease)
(10,948) (99,747) 9,698 82,304
Class Y
Proceeds from shares sold 1,411 12,695 1,017 9,208
Proceeds from reinvestment of distributions 846 7,564 1,825 16,455
Payments for shares redeemed (3,585) (32,089) (15,598) (140,774)
Net increase (decrease)
(1,328) (11,830) (12,756) (115,111)
Total increase (decrease)
(14,74 4 ) $ (134,402) (2,251) $ (25,474)

See accompanying notes which are an integral part of the financial statements.
372 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2025* 9.14 .18 .02 .20 (.23) —
October 31, 2024 8.68 .40 .44 .84 (.38) —
October 31, 2023 8.92 .31 (.38) (.07) (.17) —
October 31, 2022 10.96 .14 (1.98) (1.84) (.13) (.07)
October 31, 2021 11.64 .12 (.07) .05 (.14) (.59)
October 31, 2020 11.27 .22 .43 .65 (.20) (.08)
Class C
April 30, 2025* 9.02 .15 .01 .16 (.20) —
October 31, 2024 8.57 .33 .43 .76 (.31) —
October 31, 2023 8.84 .24 (.37) (.13) (.14) —
October 31, 2022 10.88 .06 (1.96) (1.90) (.07) (.07)
October 31, 2021 11.57 .04 (.06) (.02) (.08) (.59)
October 31, 2020 11.22 .13 .42 .55 (.12) (.08)
Class M
April 30, 2025* 9.21 .20 .02 .22 (.25) —
October 31, 2024 8.74 .44 .44 .88 (.41) —
October 31, 2023 8.96 .34 (.37) (.03) (.19) —
October 31, 2022 11.02 .18 (2.00) (1.82) (.17) (.07)
October 31, 2021 11.69 .16 (.07) .09 (.17) (.59)
October 31, 2020 11.31 .26 .44 .70 (.24) (.08)
Class R6
April 30, 2025* 9.08 .19 .02 .21 (.25) —
October 31, 2024 8.62 .43 .44 .87 (.41) —
October 31, 2023 8.84 .34 (.37) (.03) (.19) —
October 31, 2022 10.87 .18 (1.97) (1.79) (.17) (.07)
October 31, 2021 11.54 .16 (.06) .10 (.18) (.59)
October 31, 2020 11.18 .26 .43 .69 (.25) (.08)
Class S
April 30, 2025* 9.22 .20 .01 .21 (.24) —
October 31, 2024 8.75 .43 .44 .87 (.40) —
October 31, 2023 8.98 .34 (.39) (.05) (.18) —
October 31, 2022 11.03 .17 (1.99) (1.82) (.16) (.07)
October 31, 2021 11.70 .15 (.07) .08 (.16) (.59)
October 31, 2020 11.33 .25 .43 .68 (.23) (.08)
Class Y
April 30, 2025* 9.06 .20 .02 .22 (.25) —
October 31, 2024 8.61 .43 .44 .87 (.42) —
October 31, 2023 8.83 .34 (.37) (.03) (.19) —
October 31, 2022 10.85 .18 (1.95) (1.77) (.18) (.07)
October 31, 2021 11.52 .15 (.05) .10 (.18) (.59)
October 31, 2020 11.16 .27 .42 .69 (.25) (.08)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 373
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.23) 9.11 2.23 18,417 .93 .83 4.0 8 32
(.38) 9.14 9.76 17,460 .95 .84 4.40 91
(.17) 8.68 (.84) 17,085 1.02 .84 3.38 72
(.20) 8.92 (17.01) 20,294 1.01 .85 1.39 54
(.73) 10.96 .33 26,257 1.01 .86 1.10 89
(.28) 11.64 5.90 29,108 1.02 .85 1.91 88
(.20) 8.98 1.77 7,133 1.68 1.58 3.3 3 32
(.31) 9.02 8.97 7,767 1.70 1.59 3.65 91
(.14) 8.57 (1.51) 8,035 1.77 1.59 2.61 72
(.14) 8.84 (17.71) 10,827 1.76 1.60 .62 54
(.67) 10.88 (.32) 15,321 1.76 1.61 .36 89
(.20) 11.57 5.02 18,403 1.77 1.60 1.16 88
(.25) 9.18 2.40 350,264 .68 .46 4.46 32
(.41) 9.21 10.20 374,338 .70 .47 4.77 91
(.19) 8.74 (.45) 348,932 .77 .47 3.74 72
(.24) 8.96 (16.79) 507,577 .76 .48 1.76 54
(.76) 11.02 .74 657,098 .75 .49 1.41 89
(.32) 11.69 6.36 343,916 .77 .48 2.28 88
(.25) 9.04 2.32 3,373 .52 .45 4.35 32
(.41) 9.08 10.24 3,578 .55 .46 4.79 91
(.19) 8.62 (.45) 1,727 .62 .46 3.73 72
(.24) 8.84 (16.74) 2,218 .61 .47 1.81 54
(.77) 10.87 .75 1,744 .61 .48 1.45 89
(.33) 11.54 6.26 1,471 .62 .47 2.27 88
(.24) 9.19 2.35 1,303,802 .68 .56 4.3 5 32
(.40) 9.22 10.09 1,408,877 .70 .57 4.67 91
(.18) 8.75 (.61) 1,252,987 .77 .57 3.64 72
(.23) 8.98 (16.77) 1,751,847 .76 .58 1.64 54
(.75) 11.03 .64 2,500,018 .76 .59 1.35 89
(.31) 11.70 6.15 2,409,082 .77 .58 2.19 88
(.25) 9.03 2.46 262,918 .48 .42 4.49 32
(.42) 9.06 10.17 275,922 .50 .43 4.80 91
(.19) 8.61 (.44) 372,036 .57 .43 3.75 72
(.25) 8.83 (16.65) 604,817 .56 .44 1.79 54
(.77) 10.85 .77 831,475 .55 .45 1.41 89
(.33) 11.52 6.30 382,779 .57 .44 2.38 88

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
374 Strategic Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 202 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 518,537
Administrative fees 77,931
Distribution fees 8,204
Shareholder servicing fees 1,473
Transfer agent fees 169,015
Trustees' fees 6,202
$ 781,362
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 293,882 $ 698,813 $ 850,369 $ (22) $ (26) $ 142,278 $ 5,755 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,996,060,768 $ 24,781,966 $ (68,738,300) $ (43,956,334)

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 375
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 92.2%
Asset-Backed Securities - 4.1%
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
5.794% due 08/15/34 (CME Term
SOFR 1 Month + 1.184%)(Ê)(Þ) 988 987
Audax Senior Debt CLO 12 LLC
Series 2025-12A Class B
5.917% due 04/22/37 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 1,800 1,801
AXIS Equipment Finance Receivables
XIV LLC
Series 2024-2A Class B
5.200% due 07/21/31 (Þ) 1,205 1,222
BRAVO Residential Funding Trust
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 840 840
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 1,180 1,172
Churchill Middle Market CLO LLC
Series 2025-1A Class BR
5.976% due 04/20/38 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 1,700 1,670
CLI Funding IX LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,509 1,522
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
3.526% due 09/25/34 (~)(Ê) 13 14
Eagle RE, Ltd.
Series 2023-1 Class M1A
6.734% due 09/26/33 (SOFR 30 Day
Average + 2.000%)(Ê)(Þ) 1,201 1,206
Elmwood CLO 39, Ltd.
Series 2025-2A Class A1
5.424% due 04/17/38 (CME Term
SOFR 3 Month + 1.140%)(Ê)(Þ) 1,300 1,287
FIGRE Trust
Series 2023-HE1 Class A
5.850% due 03/25/53 (Þ) 607 612
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 417 433
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 2,431 2,466
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 710 721
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 1,357 1,355
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 1,187 1,196
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 1,358 1,368
Greenpoint Manufactured Housing
Contract Trust
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2000-4 Class A3
6.960% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 400 386
JPMorgan Mortgage Trust
Series 2023-HE1 Class A1
6.511% due 11/25/53 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 1,358 1,366
Kubota Credit Owner Trust
Series 2024-1A Class A4
5.200% due 01/15/30 (Þ) 2,236 2,286
Series 2024-2A Class A4
5.190% due 05/15/30 (Þ) 830 849
MMAF Equipment Finance LLC
Series 2025-A Class A4
5.020% due 06/13/50 (Þ) 1,350 1,376
OneSky Loan Trust
Series A Class A
3.875% due 07/15/29 1,641 1,573
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 1,307 1,313
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 1,818 1,832
Series 2024-CES3 Class A1A
6.591% due 05/25/44 (~)(Ê)(Þ) 2,173 2,204
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 1,346 1,345
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 1,217 1,251
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 923 955
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 2,865 2,914
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 258 251
39,773
Corporate Bonds and Notes - 27.0%
Consumer Discretionary - 3.4%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 385 352
American Airlines Pass-Through Trust
Series AA Class AA
3.650% due 02/15/29 1,562 1,485
AutoZone, Inc.
6.250% due 11/01/28 142 150
Brunswick Corp.
5.100% due 04/01/52 42 31
Carnival Corp.
7.000% due 08/15/29 (Þ) 457 477
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
6.100% due 06/01/29 795 822

See accompanying notes which are an integral part of the financial statements.
376 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.900% due 06/01/52 1,330 844
Series WI
4.200% due 03/15/28 504 495
Comcast Corp.
6.450% due 03/15/37 835 911
5.350% due 05/15/53 1,050 963
Series WI
3.999% due 11/01/49 265 199
2.887% due 11/01/51 590 355
Darden Restaurants, Inc.
4.550% due 02/15/48 202 162
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 357 354
Discovery Communications LLC
Class A
5.000% due 09/20/37 195 157
FactSet Research Systems, Inc.
2.900% due 03/01/27 269 260
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 346 343
Ford Motor Co.
7.400% due 11/01/46 150 149
Ford Motor Credit Co. LLC
5.125% due 11/05/26 2,250 2,227
6.050% due 03/05/31 339 331
6.054% due 11/05/31 2,211 2,143
6.500% due 02/07/35 555 537
Fox Corp.
Series WI
5.576% due 01/25/49 275 251
General Motors Co.
5.200% due 04/01/45 302 248
General Motors Financial Co., Inc.
2.400% due 04/10/28 273 254
4.900% due 10/06/29 1,375 1,353
5.750% due 02/08/31 1,175 1,186
5.950% due 04/04/34 1,165 1,160
Hyatt Hotels Corp.
4.375% due 09/15/28 363 357
Las Vegas Sands Corp.
3.500% due 08/18/26 347 339
5.625% due 06/15/28 985 985
LKQ Corp.
Series WI
5.750% due 06/15/28 261 267
Mattel, Inc.
3.750% due 04/01/29 (Þ) 402 378
McDonald's Corp.
Series MTN
4.450% due 09/01/48 155 129
O'Reilly Automotive, Inc.
4.350% due 06/01/28 185 185
Paramount Global
6.875% due 04/30/36 665 667
5.900% due 10/15/40 380 328
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.600% due 01/15/45 235 170
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê) 440 423
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 316
Starbucks Corp.
4.300% due 06/15/45 314 249
Stellantis Finance US, Inc.
5.350% due 03/17/28 (Þ) 870 876
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 723 824
Time Warner Cable LLC
6.550% due 05/01/37 2,348 2,314
7.300% due 07/01/38 380 395
6.750% due 06/15/39 370 369
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 506 501
United Airlines Pass-Through Trust
5.800% due 01/15/36 1,657 1,644
Series AA
4.150% due 08/25/31 577 548
2.700% due 05/01/32 653 571
WarnerMedia Holdings, Inc.
Series WI
5.050% due 03/15/42 1,291 972
5.141% due 03/15/52 800 549
32,555
Consumer Staples - 1.0%
Altria Group, Inc.
6.200% due 11/01/28 226 238
3.400% due 02/04/41 397 286
Campbell Soup Co.
3.125% due 04/24/50 482 310
Coca-Cola Co. (The)
2.500% due 03/15/51 419 248
Conagra Brands, Inc.
1.375% due 11/01/27 334 308
4.850% due 11/01/28 205 206
CVS Health Corp.
4.780% due 03/25/38 625 564
5.050% due 03/25/48 3,404 2,894
7.000% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.886%)(Ê) 565 572
Estee Lauder Cos., Inc. (The)
3.125% due 12/01/49 435 271
General Mills, Inc.
5.500% due 10/17/28 281 291
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
Series WI
5.125% due 02/01/28 529 536
6.500% due 12/01/52 1,065 1,093

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 377
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Kraft Heinz Foods Co.
Series WI
4.375% due 06/01/46 623 504
Kroger Co. (The)
5.000% due 09/15/34 695 680
Philip Morris International, Inc.
4.375% due 11/01/27 720 723
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 182 180
Tyson Foods, Inc.
3.550% due 06/02/27 431 424
10,328
Energy - 2.0%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 289 280
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 295 298
3.700% due 11/15/29 697 665
2.742% due 12/31/39 695 546
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 307 317
Columbia Pipelines Operating Co. LLC
6.714% due 08/15/63 (Þ) 104 107
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 515 492
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 502 495
Devon Energy Corp.
7.875% due 09/30/31 560 634
Eastern Energy Gas Holdings LLC
5.800% due 01/15/35 910 939
Energy Transfer, LP
4.000% due 10/01/27 655 646
6.100% due 12/01/28 325 340
Enterprise Products Operating LLC
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 379 367
Expand Energy Corp.
5.700% due 01/15/35 1,180 1,167
Hess Corp.
6.000% due 01/15/40 1,500 1,570
5.600% due 02/15/41 315 312
5.800% due 04/01/47 440 431
HF Sinclair Corp.
Series WI
5.000% due 02/01/28 965 955
Kinder Morgan, Inc.
5.150% due 06/01/30 850 857
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 307 305
MPLX, LP
4.000% due 03/15/28 521 514
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.500% due 04/15/38 190 163
5.950% due 04/01/55 730 673
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 334
Occidental Petroleum Corp.
7.875% due 09/15/31 151 165
5.550% due 10/01/34 715 666
6.050% due 10/01/54 300 258
ONEOK, Inc.
4.550% due 07/15/28 291 291
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 515 507
Sabine Pass Liquefaction LLC
Series WI
5.000% due 03/15/27 815 821
Targa Resources Corp.
6.150% due 03/01/29 504 526
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 1,216 1,111
8.375% due 06/15/32 515 591
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 178 173
Western Midstream Operating, LP
4.750% due 08/15/28 302 300
5.250% due 02/01/50 234 188
19,004
Financial Services - 9.3%
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 187 176
5.750% due 10/01/31 (Þ) 760 767
Alleghany Corp.
3.250% due 08/15/51 65 43
Ally Financial, Inc.
6.848% due 01/03/30 (SOFR +
2.820%)(Ê) 449 466
6.184% due 07/26/35 (SOFR +
2.290%)(Ê) 745 733
American Express Co.
5.667% due 04/25/36 (SOFR +
1.790%)(Ê) 745 763
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 269 266
Aon NA, Inc.
5.750% due 03/01/54 875 847
Athene Global Funding
2.950% due 11/12/26 (Þ) 1,525 1,490
2.500% due 03/24/28 (Þ) 855 804
Bank of America Corp.
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 1,620 1,617
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 510 494

See accompanying notes which are an integral part of the financial statements.
378 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 1,560 1,564
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 1,910 1,936
5.744% due 02/12/36 (SOFR +
1.697%)(Ê) 1,185 1,176
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 580 434
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 321
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 198 191
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 465 296
Block Financial LLC
2.500% due 07/15/28 370 344
Blue Owl Capital Corp.
2.625% due 01/15/27 291 277
Brighthouse Financial Global Funding
5.550% due 04/09/27 (Þ) 1,470 1,496
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 605 601
Capital One Financial Corp.
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 491 512
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 580
Citadel, LP
4.875% due 01/15/27 (Þ) 625 623
Citibank NA
Series BKNT
5.570% due 04/30/34 415 428
Citigroup, Inc.
4.786% due 03/04/29 (SOFR +
0.870%)(Ê) 840 844
5.174% due 02/13/30 (SOFR +
1.364%)(Ê) 2,480 2,515
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 2,435 2,127
8.125% due 07/15/39 450 555
Comerica, Inc.
3.800% due 07/22/26 215 212
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 444 449
EPR Properties Co.
4.500% due 06/01/27 152 150
4.950% due 04/15/28 182 180
Equinix, Inc.
1.550% due 03/15/28 162 150
Essent Group, Ltd.
6.250% due 07/01/29 680 697
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 361 377
F&G Global Funding
1.750% due 06/30/26 (Þ) 1,245 1,206
Farmers Exchange Capital
7.050% due 07/15/28 (Þ) 705 744
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 660 597
Farmers Insurance Exchange
7.000% due 10/15/64 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.864%)(Ê)(Þ) 720 731
Fifth Third Bank NA
4.967% due 01/28/28 (SOFR +
0.810%)(Ê) 755 759
Fortitude Group Holdings LLC
6.250% due 04/01/30 (Þ) 670 679
FS KKR Capital Corp.
2.625% due 01/15/27 218 206
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 1,090 1,067
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 376 381
Goldman Sachs Capital I, Ltd.
6.345% due 02/15/34 1,220 1,248
Goldman Sachs Group, Inc. (The)
4.692% due 10/23/30 (SOFR +
1.135%)(Ê) 1,275 1,272
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 540 545
6.450% due 05/01/36 585 616
5.734% due 01/28/56 (SOFR +
1.696%)(Ê) 360 351
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 2,940 2,528
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,165 1,140
Golub Capital BDC, Inc.
2.500% due 08/24/26 332 320
Hercules Capital, Inc.
2.625% due 09/16/26 158 151
3.375% due 01/20/27 227 218
HSBC Bank USA, NA
Series BKNT
7.000% due 01/15/39 1,435 1,624
Huntington Bancshares, Inc.
6.208% due 08/21/29 (SOFR +
2.020%)(Ê) 287 298
Intercontinental Exchange, Inc.
5.250% due 06/15/31 715 741
Jackson Financial, Inc.

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 379
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series WI
3.125% due 11/23/31 505 436
Jones Lang LaSalle, Inc.
6.875% due 12/01/28 169 180
JPMorgan Chase & Co.
7.750% due 07/15/25 260 262
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 515 505
4.505% due 10/22/28 (SOFR +
0.860%)(Ê) 1,725 1,730
8.750% due 09/01/30 405 478
6.254% due 10/23/34 (SOFR +
1.810%)(Ê) 970 1,042
5.336% due 01/23/35 (SOFR +
1.620%)(Ê) 740 746
5.766% due 04/22/35 (SOFR +
1.490%)(Ê) 845 875
5.294% due 07/22/35 (SOFR +
1.460%)(Ê) 520 520
3.157% due 04/22/42 (SOFR +
1.460%)(Ê) 1,590 1,185
Lehman Brothers Holdings, Inc.
5.857% due 11/30/56 (Æ)(Ø) 1,450 1
M&T Bank Corp.
7.413% due 10/30/29 (SOFR +
2.800%)(Ê) 452 486
Main Street Capital Corp.
3.000% due 07/14/26 358 346
Massachusetts Mutual Life Insurance
Co.
3.200% due 12/01/61 (Þ) 1,470 880
Mercury General Corp.
4.400% due 03/15/27 867 856
Morgan Stanley
4.654% due 10/18/30 (SOFR +
1.100%)(Ê) 1,330 1,326
5.230% due 01/15/31 (SOFR +
1.108%)(Ê) 1,200 1,223
5.250% due 04/21/34 (SOFR +
1.870%)(Ê) 1,725 1,725
5.466% due 01/18/35 (SOFR +
1.730%)(Ê) 1,595 1,612
5.831% due 04/19/35 (SOFR +
1.580%)(Ê) 900 930
5.664% due 04/17/36 (SOFR +
1.757%)(Ê) 1,130 1,154
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 184 182
Nationwide Mutual Insurance Co.
9.375% due 08/15/39 (Þ) 700 915
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 141
NMI Holdings, Inc.
6.000% due 08/15/29 940 951
Northern Trust Corp.
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.375% due 05/08/32 (USD 3 Month
LIBOR + 1.131%)(Ê) 344 332
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 358 338
Ohio National Financial Services, Inc.
6.800% due 01/24/30 (Þ) 615 596
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 198
PayPal Holdings, Inc.
5.100% due 04/01/35 1,035 1,030
Piedmont Operating Partnership, LP
9.250% due 07/20/28 222 240
Prologis Targeted US Logistics Fund,
LP
5.250% due 01/15/35 (Þ) 720 714
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 331 330
Radian Group, Inc.
4.875% due 03/15/27 510 508
6.200% due 05/15/29 430 444
Sabra Health Care, LP
3.900% due 10/15/29 1,865 1,750
Series WI
5.125% due 08/15/26 251 250
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 253 243
6.174% due 01/09/30 (SOFR +
2.500%)(Ê) 256 264
SBL Holdings, Inc.
7.200% due 10/30/34 (Þ) 260 243
Selective Insurance Group, Inc.
5.900% due 04/15/35 930 935
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 293 283
Synchrony Financial
5.625% due 08/23/27 362 366
3.950% due 12/01/27 291 283
5.935% due 08/02/30 (SOFR +
2.130%)(Ê) 865 876
Synovus Financial Corp.
5.625% due 02/15/28 170 171
Truist Financial Corp.
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 965 988
5.711% due 01/24/35 (SOFR +
1.922%)(Ê) 805 819
US Bancorp
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 565 583
VICI Properties, LP
4.750% due 04/01/28 785 786
3.875% due 02/15/29 (Þ) 223 214
5.625% due 04/01/35 1,090 1,081

See accompanying notes which are an integral part of the financial statements.
380 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
VICI Properties, LP / VICI Note Co.,
Inc.
4.500% due 09/01/26 (Þ) 276 275
Voya Financial, Inc.
5.000% due 09/20/34 710 678
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 310 284
Wells Fargo & Co.
5.018% due 01/15/27 (CME Term
SOFR 3 Month + 0.762%)(Ê) 1,520 1,493
3.196% due 06/17/27 (CME Term
SOFR 3 Month + 1.432%)(Ê) 2,065 2,036
5.707% due 04/22/28 (SOFR +
1.070%)(Ê) 1,230 1,257
4.970% due 04/23/29 (SOFR +
1.370%)(Ê) 810 820
5.244% due 01/24/31 (SOFR +
1.110%)(Ê) 1,035 1,056
5.557% due 07/25/34 (SOFR +
1.990%)(Ê) 1,040 1,054
5.950% due 12/15/36 100 100
Zions Bancorp NA
3.250% due 10/29/29 204 182
89,710
Health Care - 1.9%
AbbVie, Inc.
5.050% due 03/15/34 660 665
Series WI
4.550% due 03/15/35 425 409
4.250% due 11/21/49 320 260
Aetna, Inc.
6.750% due 12/15/37 1,240 1,321
Amgen, Inc.
3.150% due 02/21/40 1,200 907
5.650% due 03/02/53 880 843
Centene Corp.
2.450% due 07/15/28 560 515
Series WI
4.625% due 12/15/29 1,590 1,533
Elevance Health, Inc.
5.700% due 02/15/55 905 867
HCA, Inc.
4.500% due 02/15/27 670 669
5.200% due 06/01/28 236 240
5.600% due 04/01/34 595 597
5.450% due 09/15/34 680 674
5.500% due 06/15/47 965 875
5.250% due 06/15/49 615 533
Series WI
3.125% due 03/15/27 263 256
Horizon Mutual Holdings, Inc.
Series 144A
6.200% due 11/15/34 (Þ) 1,000 974
Humana, Inc.
5.750% due 12/01/28 495 513
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Mars, Inc.
5.700% due 05/01/55 (Þ) 915 901
Merck & Co., Inc.
2.750% due 12/10/51 515 313
Pfizer, Inc.
5.300% due 05/19/53 940 870
Royalty Pharma PLC
5.900% due 09/02/54 885 834
Series WI
1.200% due 09/02/25 1,025 1,012
UnitedHealth Group, Inc.
5.875% due 02/15/53 790 783
5.375% due 04/15/54 495 459
5.625% due 07/15/54 675 649
Universal Health Services, Inc.
Series WI
2.650% due 10/15/30 253 222
Zimmer Biomet Holdings, Inc.
5.350% due 12/01/28 233 239
18,933
Materials and Processing - 0.6%
Amcor Flexibles North America, Inc.
5.100% due 03/17/30 (Þ) 740 747
Berry Global, Inc.
Series WI
1.650% due 01/15/27 526 499
Celanese US Holdings LLC
6.950% due 11/15/33 670 672
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 555 519
James Hardie International Finance
Designated Activity Co.
5.000% due 01/15/28 (Þ) 506 493
Owens Corning
4.400% due 01/30/48 344 273
Rentokil Terminix Funding LLC
5.000% due 04/28/30 (Þ) 1,005 1,003
Rollins, Inc.
5.250% due 02/24/35 (Þ) 685 684
RPM International, Inc.
3.750% due 03/15/27 174 171
4.550% due 03/01/29 339 337
5,398
Producer Durables - 1.1%
Avnet, Inc.
6.250% due 03/15/28 266 274
Boeing Co. (The)
2.196% due 02/04/26 1,490 1,460
5.705% due 05/01/40 615 597
Series WI
6.298% due 05/01/29 2,055 2,163
6.528% due 05/01/34 1,275 1,372
Burlington Northern Santa Fe LLC
3.050% due 02/15/51 175 114
5.500% due 03/15/55 585 573

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 381
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Hexcel Corp.
3.950% due 02/15/27 379 375
Huntington Ingalls Industries, Inc.
5.353% due 01/15/30 970 989
Series WI
3.483% due 12/01/27 369 358
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 162 165
Kirby Corp.
4.200% due 03/01/28 195 192
Lennox International, Inc.
5.500% due 09/15/28 357 367
Teledyne Technologies, Inc.
2.250% due 04/01/28 275 259
Vontier Corp.
Series WI
1.800% due 04/01/26 870 845
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 240 241
XPO, Inc.
6.250% due 06/01/28 (Þ) 202 204
10,548
Technology - 2.0%
Booz Allen Hamilton, Inc.
5.950% due 04/15/35 167 166
Broadcom, Inc.
5.150% due 11/15/31 1,000 1,019
3.419% due 04/15/33 (Þ) 895 797
4.800% due 10/15/34 460 448
4.926% due 05/15/37 (Þ) 508 487
Series WI
4.750% due 04/15/29 347 350
4.150% due 11/15/30 346 337
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 362
Dell International LLC / EMC Corp.
5.000% due 04/01/30 900 905
Foundry JV Holdco LLC
5.900% due 01/25/33 (Þ) 965 985
6.100% due 01/25/36 (Þ) 880 896
Hewlett Packard Enterprise Co.
4.550% due 10/15/29 770 763
5.000% due 10/15/34 435 420
Intel Corp.
3.750% due 08/05/27 880 865
3.050% due 08/12/51 1,115 638
Series WI
3.734% due 12/08/47 414 282
Kyndryl Holdings, Inc.
Series WI
2.050% due 10/15/26 950 916
Leidos, Inc.
5.400% due 03/15/32 1,250 1,258
Meta Platforms, Inc.
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.400% due 08/15/54 710 684
5.550% due 08/15/64 665 640
Series WI
4.450% due 08/15/52 840 700
4.650% due 08/15/62 254 212
MSCI, Inc.
3.625% due 09/01/30 (Þ) 312 289
Oracle Corp.
2.950% due 04/01/30 270 250
3.900% due 05/15/35 200 177
3.800% due 11/15/37 160 134
3.600% due 04/01/40 1,526 1,187
6.900% due 11/09/52 1,435 1,543
4.375% due 05/15/55 380 287
Paychex, Inc.
5.350% due 04/15/32 450 457
5.600% due 04/15/35 570 579
Qorvo, Inc.
Series WI
4.375% due 10/15/29 288 276
VMware, Inc.
1.800% due 08/15/28 288 263
19,572
Utilities - 5.7%
AEP Texas, Inc.
5.450% due 05/15/29 1,335 1,368
Series WI
3.950% due 06/01/28 182 179
Ameren Corp.
1.750% due 03/15/28 410 380
American Electric Power Co., Inc.
5.699% due 08/15/25 1,090 1,092
5.200% due 01/15/29 373 381
5.625% due 03/01/33 1,405 1,440
Arizona Public Service Co.
5.550% due 08/01/33 915 924
5.700% due 08/15/34 895 908
AT&T, Inc.
4.350% due 03/01/29 518 518
4.300% due 02/15/30 865 858
6.800% due 05/15/36 525 565
3.500% due 06/01/41 760 582
Series WI
8.750% due 11/15/31 415 490
4.900% due 08/15/37 780 736
3.500% due 09/15/53 695 466
3.550% due 09/15/55 1,285 858
Brooklyn Union Gas Co. (The)
6.415% due 07/18/54 (Þ) 855 874
Consolidated Edison Co. of New York,
Inc.
4.625% due 12/01/54 870 717
Dominion Energy, Inc.
5.450% due 03/15/35 1,155 1,151

See accompanying notes which are an integral part of the financial statements.
382 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 990 977
DTE Energy Co.
4.950% due 07/01/27 895 904
5.200% due 04/01/30 1,115 1,135
5.850% due 06/01/34 1,230 1,269
Duke Energy Corp.
5.000% due 08/15/52 1,278 1,094
Duke Energy Progress LLC
5.050% due 03/15/35 605 603
East Ohio Gas Co. (The)
3.000% due 06/15/50 (Þ) 445 277
Entergy Arkansas LLC
5.750% due 06/01/54 750 738
Entergy Corp.
3.750% due 06/15/50 508 352
Entergy Louisiana LLC
5.800% due 03/15/55 585 576
Florida Power & Light Co.
5.960% due 04/01/39 169 178
Georgia Power Co.
5.250% due 03/15/34 935 945
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 395 384
Jersey Central Power & Light Co.
5.100% due 01/15/35 (Þ) 575 567
Kentucky Utilities Co.
Series KENT
5.450% due 04/15/33 690 706
KeySpan Gas East Corp.
2.742% due 08/15/26 (Þ) 200 195
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 665 654
5.850% due 02/15/34 (Þ) 600 617
National Fuel Gas Co.
4.750% due 09/01/28 258 257
NextEra Energy Capital Holdings, Inc.
5.749% due 09/01/25 875 877
5.250% due 03/15/34 305 304
5.900% due 03/15/55 1,135 1,105
4.800% due 12/01/77 (USD 3 Month
LIBOR + 2.409%)(Ê) 204 192
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 299 281
NiSource, Inc.
5.350% due 04/01/34 1,035 1,041
5.850% due 04/01/55 610 596
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 558 526
OGE Energy Corp.
5.450% due 05/15/29 735 757
Oklahoma Gas and Electric Co.
5.800% due 04/01/55 460 453
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Oncor Electric Delivery Co. LLC
Series WI
5.550% due 06/15/54 865 826
Pacific Gas and Electric Co.
2.100% due 08/01/27 1,325 1,248
6.100% due 01/15/29 169 175
2.500% due 02/01/31 635 548
4.500% due 07/01/40 302 251
4.200% due 06/01/41 360 280
PacifiCorp
2.900% due 06/15/52 865 508
Potomac Electric Power Co.
5.500% due 03/15/54 915 873
Public Service Co. of Colorado
5.750% due 05/15/54 895 871
Public Service Co. of Oklahoma
5.200% due 01/15/35 985 970
Series G
6.625% due 11/15/37 115 125
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 318 332
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 79 73
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 361 350
Sprint Capital Corp.
6.875% due 11/15/28 263 281
8.750% due 03/15/32 1,345 1,615
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 1,752 1,765
System Energy Resources, Inc.
6.000% due 04/15/28 155 161
5.300% due 12/15/34 600 591
Tampa Electric Co.
5.150% due 03/01/35 1,115 1,111
T-Mobile USA, Inc.
3.375% due 04/15/29 300 286
3.500% due 04/15/31 696 647
Series WI
2.050% due 02/15/28 289 272
4.500% due 04/15/50 1,330 1,079
Trans-Allegheny Interstate Line Co.
5.000% due 01/15/31 (Þ) 580 590
Verizon Communications, Inc.
7.750% due 12/01/30 640 736
Series WI
1.680% due 10/30/30 525 451
2.355% due 03/15/32 1,990 1,698
Virginia Electric and Power Co.

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 383
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.000% due 01/15/34 840 827
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 509 500
5.700% due 12/30/34 (Þ) 1,325 1,321
Xcel Energy, Inc.
4.000% due 06/15/28 477 470
54,878
260,926
International Debt - 12.2%
Adani Ports & Special Economic Zone,
Ltd.
4.200% due 08/04/27 (Þ) 569 537
Adani Transmission Step-One, Ltd.
4.000% due 08/03/26 (Þ) 559 537
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 237 235
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.000% due 10/29/28 575 543
4.625% due 09/10/29 985 977
4.950% due 09/10/34 680 651
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 785 787
AGL CLO 21, Ltd.
5.653% due 10/21/37 (~)(Ê)(Þ) 4,600 4,603
AGL CLO 23, Ltd.
Series 2025-23A Class A1R
5.420% due 04/20/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 2,740 2,732
Algonquin Power & Utilities Corp.
5.365% due 06/15/26 (~)(Ê) 1,325 1,334
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 176 172
2.950% due 01/25/30 (Þ) 380 351
Anglo American Capital PLC
5.750% due 04/05/34 (Þ) 640 645
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 254
5.450% due 01/23/39 480 486
4.900% due 02/01/46 885 806
Series WI
4.439% due 10/06/48 370 312
ArcelorMittal SA
6.350% due 06/17/54 1,055 1,017
Ares LVI CLO, Ltd.
Series 2025-56A Class A1R2
5.532% due 01/25/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 2,000 1,985
Ares LXVII CLO, Ltd.
Series 2025-67A Class A1R
5.472% due 01/25/38 (CME Term
SOFR 3 Month + 1.190%)(Ê)(Þ) 1,640 1,629
AstraZeneca PLC
6.450% due 09/15/37 915 1,021
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Avolon Holdings Funding, Ltd.
4.950% due 01/15/28 (Þ) 1,970 1,959
6.375% due 05/04/28 (Þ) 1,150 1,185
5.750% due 03/01/29 (Þ) 640 649
5.750% due 11/15/29 (Þ) 230 232
5.375% due 05/30/30 (Þ) 580 578
BAE Systems PLC
5.300% due 03/26/34 (Þ) 1,030 1,043
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 367 358
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 129 124
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 539 531
Banco Santander SA
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 1,310 1,257
5.588% due 08/08/28 254 262
5.439% due 07/15/31 1,200 1,237
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 330 376
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 285 275
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 241 223
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 267 277
Barclays PLC
4.375% due 01/12/26 1,030 1,027
5.086% due 02/25/29 (SOFR +
0.960%)(Ê) 1,065 1,072
4.942% due 09/10/30 (SOFR +
1.560%)(Ê) 1,635 1,634
Barings CLO, Ltd.
Series 2025-1A Class A
5.415% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 1,410 1,409
Series 2025-1A Class A1R2
5.516% due 01/15/38 (CME Term
SOFR 3 Month + 1.260%)(Ê)(Þ) 3,260 3,252
Barrick NA Finance LLC
5.750% due 05/01/43 500 492
BAT Capital Corp.
2.259% due 03/25/28 1,179 1,109
5.350% due 08/15/32 1,065 1,071
6.421% due 08/02/33 665 712

See accompanying notes which are an integral part of the financial statements.
384 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series WI
4.390% due 08/15/37 800 702
Bellemeade Re, Ltd.
Series 2021-3A Class M1B
6.134% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 134 134
Series 2021-3A Class M1C
6.284% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 1,461 1,467
Series 2022-2 Class M1A
8.734% due 09/27/32 (SOFR 30 Day
Average + 4.000%)(Ê)(Þ) 977 988
Series 2023-1 Class M1A
6.934% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 544 544
BNP Paribas SA
4.625% due 03/13/27 (Þ) 233 232
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 177 172
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 195 185
Canadian Natural Resources, Ltd.
2.950% due 07/15/30 574 520
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 237
Carlyle Global Market Strategies CLO,
Ltd.
Series 2024-2A Class AR2
5.760% due 07/20/37 (CME Term
SOFR 3 Month + 1.490%)(Ê)(Þ) 2,000 2,001
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 392 381
Cemex SAB de CV
5.450% due 11/19/29 (Þ) 431 428
Cencosud SA
4.375% due 07/17/27 (Þ) 477 471
Chile Electricity MPC SARL
6.010% due 01/20/33 (Þ) 1,414 1,459
CI Financial Corp.
3.200% due 12/17/30 2,197 1,917
CIFC Funding, Ltd.
Series 2024-5A Class A1R3
5.660% due 07/17/37 (CME Term
SOFR 3 Month + 1.380%)(Ê)(Þ) 700 700
Coca-Cola Icecek AS
4.500% due 01/20/29 (Þ) 280 266
Colombia Government International
Bond
7.750% due 11/07/36 670 640
Cooperatieve Rabobank UA
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,365 1,255
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Credit Agricole SA
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 196 189
Danske Bank A/S
6.259% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.180%)(Ê)(Þ) 1,460 1,468
4.613% due 10/02/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 905 897
Deutsche Bank AG
6.819% due 11/20/29 (SOFR +
2.510%)(Ê) 1,100 1,168
4.999% due 09/11/30 (SOFR +
1.700%)(Ê) 565 566
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 474 463
Elmwood CLO V, Ltd.
Series 2024-2A Class ARR
5.640% due 10/20/37 (CME Term
SOFR 3 Month + 1.370%)(Ê)(Þ) 3,600 3,598
Enbridge, Inc.
5.700% due 03/08/33 289 295
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 63 63
Enel Finance International NV
1.625% due 07/12/26 (Þ) 286 276
3.500% due 04/06/28 (Þ) 214 208
Eni SpA
5.950% due 05/15/54 (Þ) 720 681
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 232 234
Flatiron CLO 26, Ltd.
Series 2024-4A Class A
5.586% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 2,900 2,886
Flatiron RR CLO, Ltd.
Series 2025-30A Class A1
1.000% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 1,200 1,196
Fortis, Inc.
Series WI
3.055% due 10/04/26 370 362
Galaxy Pipeline Assets Bidco, Ltd.
1.750% due 09/30/27 (Þ) 1,109 1,068
2.940% due 09/30/40 (Þ) 715 581
Glencore Funding LLC
5.186% due 04/01/30 (Þ) 1,035 1,048
Greensaif Pipelines Bidco SARL
6.103% due 08/23/42 (Þ) 690 683
Harbour Energy PLC

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 385
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.327% due 04/01/35 (Þ) 655 626
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.725% due 09/17/36 (CME Term
SOFR 1 Month + 1.114%)(Ê)(Þ) 1,647 1,637
HSBC Holdings PLC
4.041% due 03/13/28 (CME Term
SOFR 3 Month + 1.808%)(Ê) 508 503
5.210% due 08/11/28 (SOFR +
2.610%)(Ê) 1,125 1,138
5.130% due 11/19/28 (SOFR +
1.040%)(Ê) 990 1,000
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 517 510
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 308 293
InRetail Consumer
3.250% due 03/22/28 (Þ) 272 254
Intesa Sanpaolo SpA
3.875% due 07/14/27 (Þ) 353 347
JDE Peet's NV
1.375% due 01/15/27 (Þ) 546 514
LG Energy Solution, Ltd.
5.625% due 09/25/26 (Þ) 363 367
Lloyds Banking Group PLC
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 1,440 1,463
LLPL Capital Pte, Ltd.
6.875% due 02/04/39 (Þ) 296 292
Magnetite XXVI, Ltd.
Series 2025-26A Class AR2
5.416% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 1,510 1,503
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 284 279
Mexico Government International
Bond
6.000% due 05/13/30 1,025 1,054
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 251 248
National Grid PLC
5.418% due 01/11/34 945 956
NatWest Group PLC
7.472% due 11/10/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.850%)(Ê) 1,170 1,186
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 585 566
5.516% due 09/30/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.270%)(Ê) 780 795
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.892% due 05/18/29 (USD 3 Month
LIBOR + 1.754%)(Ê) 264 266
Nokia OYJ
4.375% due 06/12/27 509 502
Oaktown Re, Ltd.
Series 2021-1A Class M1C
7.734% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 403 407
OCP CLO, Ltd.
Series 2021-22A
5.643% due 10/20/37 (~)(Ê)(Þ) 1,600 1,597
Open Text Corp.
6.900% due 12/01/27 (Þ) 290 298
Orbia Advance Corp. SAB de CV
6.800% due 05/13/30 745 745
Prosus NV
4.850% due 07/06/27 (Þ) 260 259
PTTEP Treasury Center Co., Ltd.
2.587% due 06/10/27 (Þ) 232 223
Regatta XX Funding, Ltd.
Series 2025-2A Class AR
5.436% due 01/15/38 (CME Term
SOFR 3 Month + 1.180%)(Ê)(Þ) 3,440 3,421
Regatta XXVII Funding, Ltd.
Series 2024-1A Class A1
5.830% due 04/26/37 (CME Term
SOFR 3 Month + 1.530%)(Ê)(Þ) 1,000 1,001
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 364 356
Reynolds American, Inc.
8.125% due 05/01/40 695 790
Royal Bank of Canada
Series GMTN
5.153% due 02/04/31 (SOFR +
1.030%)(Ê) 1,220 1,242
Santander UK Group Holdings PLC
3.823% due 11/03/28 (USD 3 Month
LIBOR + 1.400%)(Ê) 405 395
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 336 289
5.750% due 07/17/54 (Þ) 795 740
Saudi Government International Bond
5.750% due 01/16/54 (Þ) 1,140 1,075
Scentre Group Trust 2
3.625% due 01/28/26 (Þ) 1,550 1,539
Series 144A
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 580 566
Sigma Finance Netherlands BV
4.875% due 03/27/28 (Þ) 286 285
SK Hynix, Inc.
5.500% due 01/16/27 (Þ) 155 157
Societe Generale SA
4.250% due 08/19/26 (Þ) 515 510

See accompanying notes which are an integral part of the financial statements.
386 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 144A
5.250% due 02/19/27 (Þ) 1,380 1,390
Standard Chartered PLC
6.750% due 02/08/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.850%)(Ê)(Þ) 203 210
Suncor Energy, Inc.
7.000% due 11/15/28 497 534
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 446 450
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 2,059 2,054
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 292 286
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 59 61
TransCanada Trust
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 496 490
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 1,215 1,180
UBS Group AG
4.751% due 05/12/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 199 199
UniCredit SpA
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 438 424
United Utilities PLC
6.875% due 08/15/28 333 355
Var Energi ASA
8.000% due 11/15/32 (Þ) 436 478
Volkswagen Group of America Finance
LLC
1.250% due 11/24/25 (Þ) 885 865
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 277 268
Yara International ASA
4.750% due 06/01/28 (Þ) 177 176
118,201
Mortgage-Backed Securities - 24.2%
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL4 Class A
5.786% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 2,336 2,334
Series 2022-FL1 Class A
6.256% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 1,656 1,654
Banc of America Mortgage Trust
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2004-D Class 2A2
6.419% due 05/25/34 (~)(Ê) 25 26
Series 2006-B Class 1A1
7.497% due 10/20/46 (~)(Ê) 2 2
BRAVO Residential Funding Trust
Series 2025-CES1 Class A1A
5.703% due 02/25/55 (~)(Ê)(Þ) 5,643 5,683
BX Commercial Mortgage Trust
Series 2024-MDHS Class A
5.963% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 2,141 2,139
Series 2024-MDHS Class B
6.450% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 3,115 3,101
BX Trust
Series 2024-BIO Class C
7.249% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 7,432 7,302
Series 2025-ROIC Class C
5.865% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 1,038 1,004
Series 2025-ROIC Class D
6.293% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 3,499 3,373
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
7.057% due 12/15/37 (CME Term
SOFR 1 Month + 2.447%)(Ê)(Þ) 3,188 3,166
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 2,229
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
6.952% due 10/25/57 (CME Term
SOFR 1 Month + 2.364%)(Ê)(Þ) 916 934
Series 2024-1 Class A6
6.500% due 01/25/55 (~)(Ê)(Þ) 2,709 2,724
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 1,560
DK Trust
Series 2024-SPBX Class A
6.109% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 2,292 2,288
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 1,632 1,638
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
6.244% due 11/15/38 (CME Term
SOFR 1 Month + 1.634%)(Ê)(Þ) 3,543 3,516
Fannie Mae
2.600% due 2031 327 297
5.500% due 2033 9 9
5.500% due 2034 98 101
4.500% due 2035 139 140

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 387
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.000% due 2035 25 26
5.500% due 2036 74 77
5.500% due 2037 55 57
5.500% due 2038 236 244
6.000% due 2039 15 16
4.500% due 2040 54 53
5.500% due 2040 226 233
4.000% due 2041 63 61
3.500% due 2043 609 569
4.000% due 2043 66 64
4.000% due 2044 342 329
3.500% due 2045 486 449
4.000% due 2045 301 287
4.000% due 2046 683 650
4.500% due 2046 172 169
4.000% due 2047 217 205
4.500% due 2047 46 45
4.000% due 2048 281 266
5.000% due 2048 791 788
3.000% due 2049 2,406 2,095
4.000% due 2049 288 273
2.000% due 2051 4,014 3,225
4.000% due 2052 7,148 6,675
5.000% due 2052 2,793 2,747
5.500% due 2052 4,942 4,969
5.000% due 2053 6,201 6,096
5.500% due 2053 10,153 10,175
5.500% due 2054 7,145 7,177
30 Year TBA(Ï)
5.000% 9,910 9,701
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 263 275
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 5 5
FIGRE Trust
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 1,581 1,593
Freddie Mac
5.500% due 2032 2 2
7.500% due 2032 4 4
5.500% due 2034 9 9
4.000% due 2040 278 270
5.500% due 2041 83 85
3.500% due 2044 64 60
4.000% due 2044 216 207
4.000% due 2045 445 424
3.500% due 2046 56 51
4.000% due 2047 383 364
4.500% due 2048 152 148
3.000% due 2050 5,548 4,871
2.500% due 2051 1,237 1,045
3.500% due 2051 1,757 1,596
3.500% due 2052 3,794 3,429
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.000% due 2052 5,362 5,008
5.000% due 2052 2,850 2,803
5.500% due 2053 19,842 19,878
6.000% due 2054 4,742 4,815
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 99 103
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 179 183
Series 2006-3123 Class HT
5.000% due 03/15/26 2 2
Series 2010-3632 Class PK
5.000% due 02/15/40 33 34
Series 2012-4019 Class JD
3.000% due 05/15/41 26 26
Ginnie Mae II
4.500% due 2042 70 69
2.500% due 2052 3,891 3,317
5.500% due 2053 1,313 1,317
30 Year TBA(Ï)
5.000% 4,000 3,922
5.500% 10,039 10,029
6.000% 9,600 9,707
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.466% due 09/10/38 (~)(Ê)(Þ) 2,328 2,314
Hudson Yards Mortgage Trust
Series 2025-SPRL Class E
6.678% due 01/13/40 (~)(Ê)(Þ) 1,257 1,278
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 140 124
Series 2021-6 Class A4
2.500% due 10/25/51 (~)(Ê)(Þ) 1,901 1,695
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 2,737 2,542
Series 2021-8 Class A4
2.500% due 12/25/51 (~)(Ê)(Þ) 452 397
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,112 1,944
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 2,695 2,377
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 1,258 1,118
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 1,294 1,142
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 557 492
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 789 714
Series 2024-HE2 Class A1
6.524% due 10/25/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,666 1,664
Series 2025-CES1 Class A1

See accompanying notes which are an integral part of the financial statements.
388 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.666% due 05/25/55 (~)(Ê)(Þ) 881 886
Series 2025-CES2 Class A1
5.592% due 06/25/55 (Þ) 2,582 2,592
Series 2025-HE1 Class A1
5.503% due 08/25/55 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 3,209 3,206
Series 2025-HE1 Class M1
5.753% due 08/25/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 2,230 2,230
MF1 LLC
Series 2022-FL9 Class A
6.756% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 2,949 2,949
Series 2024-FL14 Class A
6.348% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 2,102 2,102
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
5.237% due 04/15/38 (CME Term
SOFR 1 Month + 0.915%)(Ê)(Þ) 723 722
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 69
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 12
PRPM LLC
Series 2023-RCF1 Class A1
4.000% due 06/25/53 (~)(Ê)(Þ) 3,158 3,093
Series 2025-RCF1 Class A1
4.500% due 02/25/55 (~)(Ê)(Þ) 1,734 1,702
RCKT Mortgage Trust
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 938 945
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 3,531 3,550
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 3,587 3,604
Series 2025-CES4 Class A1A
5.811% due 05/25/55 (~)(Ê)(Þ) 1,090 1,100
RFR Trust
Series 2025-SGRM Class B
5.863% due 03/11/29 (~)(Ê)(Þ) 2,789 2,811
Series 2025-SGRM Class C
6.013% due 03/11/29 (~)(Ê)(Þ) 2,425 2,431
Saluda Grade Alternative Mortgage
Trust
Series 2023-SEQ3 Class A1
7.162% due 06/01/53 (~)(Ê)(Þ) 1,402 1,428
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
5.565% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 1,117 1,109
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
5.875% due 02/15/40 (CME Term
SOFR 1 Month + 1.264%)(Ê)(Þ) 1,351 1,340
234,274
Municipal Bonds - 0.1%
Maricopa County Industrial
Development Authority Revenue
Bonds
7.375% due 10/01/29 (Þ) 610 635
Municipal Electric Authority of
Georgia Revenue Bonds
6.637% due 04/01/57 373 406
1,041
Non-US Bonds - 0.4%
Eurohome UK Mortgages PLC
Series 2007-1 Class A
5.160% due 06/15/44 (SONIA +
0.269%)(Ê)(Þ) GBP — —
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.027% due 05/17/31 (SONIA +
1.300%)(Ê)(Þ) GBP 496 655
Vantage Data Centers Jersey Borrower
Spv, Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 2,090 2,834
3,489
United States Government Treasuries - 24.2%
United States Treasury Notes
4.875% due 04/30/26 12,842 12,962
1.625% due 05/15/26 8,419 8,227
1.500% due 08/15/26 416 404
6.750% due 08/15/26 325 337
4.125% due 10/31/26 7,389 7,432
2.000% due 11/15/26 8,452 8,237
6.500% due 11/15/26 4,720 4,928
4.125% due 02/28/27 550 555
0.625% due 03/31/27 5,327 5,035
3.875% due 03/31/27 1,605 1,613
2.375% due 05/15/27 4,803 4,687
0.500% due 05/31/27 4,958 4,651
0.625% due 12/31/27 5,471 5,061
2.750% due 02/15/28 6,391 6,249
1.125% due 02/29/28 1 1
1.250% due 03/31/28 8,137 7,614
3.750% due 04/15/28 5,540 5,566
2.875% due 05/15/28 6,246 6,117
1.250% due 09/30/28 6,597 6,099
3.125% due 11/15/28 6,937 6,821
1.500% due 11/30/28 8,744 8,124
2.375% due 05/15/29 4,850 4,618
1.625% due 08/15/29 3,558 3,277
3.625% due 08/31/29 7,065 7,051
4.000% due 10/31/29 1,771 1,793
3.875% due 04/30/30 1,675 1,687

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 389
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
0.625% due 05/15/30 5,001 4,292
0.625% due 08/15/30 5,923 5,038
0.875% due 11/15/30 6,400 5,476
4.375% due 11/30/30 5,456 5,612
1.125% due 02/15/31 4,248 3,666
1.625% due 05/15/31 4,069 3,585
1.250% due 08/15/31 4,753 4,060
1.875% due 02/15/32 4,959 4,355
4.000% due 04/30/32 270 271
3.500% due 02/15/33 7,275 7,029
4.500% due 11/15/33 5,382 5,548
4.000% due 02/15/34 1,900 1,886
4.625% due 02/15/35 3,395 3,523
4.500% due 02/15/36 2,950 3,043
1.125% due 08/15/40 3,097 1,918
1.375% due 11/15/40 3,563 2,289
1.875% due 02/15/41 1 1
2.250% due 05/15/41 2,192 1,605
1.750% due 08/15/41 1,564 1,047
3.125% due 11/15/41 1,780 1,471
2.750% due 11/15/42 3,977 3,055
3.750% due 11/15/43 1,515 1,337
3.125% due 08/15/44 1,692 1,347
4.750% due 02/15/45 3,435 3,460
2.875% due 08/15/45 3,070 2,319
3.000% due 02/15/48 3,342 2,509
3.125% due 05/15/48 3,256 2,498
3.375% due 11/15/48 1,567 1,252
1.250% due 05/15/50 1,457 709
1.375% due 08/15/50 1,126 562
1.625% due 11/15/50 4,172 2,224
1.875% due 02/15/51 4,234 2,407
2.000% due 08/15/51 4,074 2,378
1.875% due 11/15/51 3,879 2,185
2.250% due 02/15/52 2,073 1,282
3.625% due 05/15/53 1,856 1,537
4.750% due 11/15/53 1,710 1,720
4.500% due 11/15/54 6,235 6,039
233,681
Total Long-Term Fixed
Income Investments
(cost $906,545) 891,385
Short-Term Investments - 10.6%
U.S. Cash Management Fund(@) 101,093,323
(∞)
101,063
United States Treasury Bills
4.218% due 05/01/25 (ž) 1,300 1,300
Total Short-Term Investments
(cost $102,366) 102,363
Total Investments - 102.8%
(identified cost $1,008,911) 993,748
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - (2.8)%
(26,859)
Net Assets - 100.0%
966,889

See accompanying notes which are an integral part of the financial statements.
390 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
27.0%
7-Eleven, Inc. 10/02/24 385,000 91.95 354
352
Adani Ports & Special Economic Zone, Ltd. 02/10/25 569,000 95.13 541
537
Adani Transmission Step-One, Ltd. 02/10/25 559,000 96.83 541
537
AGL CLO 21, Ltd. 04/01/25 4,600,000 99.97 4,599
4,603
AGL CLO 23, Ltd. 01/31/25 2,740,000 100.00 2,740
2,732
Aircastle, Ltd. 07/15/24 760,000 99.67 758
767
Aircastle, Ltd. 08/07/24 187,000 93.63 175
176
Alimentation Couche-Tard, Inc. 01/23/18 176,000 98.62 174
172
Alimentation Couche-Tard, Inc. 03/25/25 380,000 91.62 348
351
Amcor Flexibles North America, Inc. 03/12/25 740,000 99.99 740
747
Anglo American Capital PLC 04/03/24 640,000 99.68 638
645
Antero Resources Corp. 12/11/24 289,000 98.61 285
280
Arbor Realty Commercial Real Estate Notes, Ltd. 11/23/22 2,336,044 97.08 2,268
2,334
Arbor Realty Commercial Real Estate Notes, Ltd. 06/14/23 987,917 99.67 985
987
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 1,655,521 99.98 1,655
1,654
Ares LVI CLO, Ltd. 12/27/24 2,000,000 100.00 2,000
1,985
Ares LXVII CLO, Ltd. 01/21/25 1,640,000 100.00 1,640
1,629
Athene Global Funding 11/06/19 1,525,000 96.95 1,478
1,490
Athene Global Funding 09/24/24 855,000 94.53 808
804
Audax Senior Debt CLO 12 LLC 02/21/25 1,800,000 100.00 1,800
1,801
Avolon Holdings Funding, Ltd. 12/05/23 1,150,000 100.21 1,152
1,185
Avolon Holdings Funding, Ltd. 01/16/24 640,000 99.33 636
649
Avolon Holdings Funding, Ltd. 05/08/24 230,000 99.32 228
232
Avolon Holdings Funding, Ltd. 12/03/24 1,970,000 99.57 1,961
1,959
Avolon Holdings Funding, Ltd. 03/24/25 580,000 99.61 578
578
AXIS Equipment Finance Receivables XIV LLC 07/23/24 1,205,000 100.13 1,207
1,222
BAE Systems PLC 03/19/24 1,030,000 99.52 1,025
1,043
Banco de Bogota SA 05/06/24 367,000 95.49 350
358
Banco de Credito del Peru 04/16/24 129,000 93.09 120
124
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 06/04/24 539,000 97.43 525
531
Bangkok Bank PCL 01/07/25 330,000 112.02 370
376
Barings CLO, Ltd. 12/20/24 3,260,000 100.00 3,260
3,252
Barings CLO, Ltd. 02/14/25 1,410,000 100.00 1,410
1,409
Bellemeade Re, Ltd. 09/27/21 1,461,000 99.22 1,450
1,467
Bellemeade Re, Ltd. 09/23/22 976,989 100.00 977
988
Bellemeade Re, Ltd. 02/15/23 133,881 97.90 131
134
Bellemeade Re, Ltd. 10/18/23 544,000 100.00 544
544
BNP Paribas SA 05/06/24 233,000 98.40 229
232
BNP Paribas SA 08/07/24 177,000 96.51 171
172
BRAVO Residential Funding Trust 10/09/24 840,038 100.00 840
840
BRAVO Residential Funding Trust 04/08/25 5,642,864 100.00 5,643
5,683
Brighthouse Financial Global Funding 04/04/24 1,470,000 100.10 1,471
1,496
British Airways Pass-Through Trust 11/17/20 195,212 100.00 195
185
Broadcom, Inc. 05/05/20 895,000 84.67 758
797
Broadcom, Inc. 05/05/20 508,000 93.61 476
487
Brooklyn Union Gas Co. (The) 07/15/24 855,000 100.00 855
874
Business Jet Securities LLC 09/06/24 1,179,975 100.00 1,180
1,172
BX Commercial Mortgage Trust 05/02/24 2,140,626 99.76 2,136
2,139
BX Commercial Mortgage Trust 05/02/24 3,114,942 99.76 3,108
3,101
BX Trust 01/24/24 7,432,000 99.32 7,381
7,302
BX Trust 02/20/25 1,038,000 99.76 1,035
1,004
BX Trust 02/20/25 3,499,000 99.76 3,491
3,373
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,166
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.61 2,685
2,229
Cantor Fitzgerald, LP 11/14/22 605,000 96.87 586
601
Carlyle Global Market Strategies CLO, Ltd. 04/23/25 2,000,000 99.90 1,998
2,001
Carnival Corp. 02/10/25 457,000 104.87 479
477
Cemex SAB de CV 12/12/24 431,000 99.53 429
428
Cencosud SA 12/11/23 477,000 96.24 459
471
Chase Home Lending Mortgage Trust 07/22/20 916,438 100.00 916
934
Chase Home Lending Mortgage Trust 01/25/24 2,709,189 100.37 2,719
2,724
Chile Electricity MPC SARL 08/14/23 1,413,600 100.07 1,415
1,459
Churchill Middle Market CLO LLC 02/24/25 1,700,000 100.00 1,700
1,670
CIFC Funding, Ltd. 04/24/25 700,000 99.90 699
700

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 391
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Citadel Finance LLC 03/03/21 590,000 99.91 589
580
Citadel, LP 09/11/19 625,000 99.93 625
623
CLI Funding IX LLC 07/24/24 1,508,558 100.49 1,516
1,522
Coca-Cola Icecek AS 07/12/24 280,000 94.26 264
266
Columbia Pipelines Holding Co. LLC 10/02/24 307,000 104.11 320
317
Columbia Pipelines Operating Co. LLC 10/17/23 104,000 94.84 99
107
Continental Resources, Inc. 10/25/24 515,000 95.77 493
492
Cooperatieve Rabobank UA 03/30/22 1,365,000 90.58 1,236
1,255
Credit Agricole SA 09/13/23 196,000 92.77 182
189
Danske Bank A/S 09/19/23 1,460,000 100.00 1,460
1,468
Danske Bank A/S 09/25/24 905,000 100.00 905
897
DBGS Mortgage Trust 04/03/19 1,961,000 100.98 1,980
1,560
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/16/24 357,000 97.03 346
354
DK Trust 03/01/24 2,292,000 100.00 2,292
2,288
Eagle RE, Ltd. 09/20/23 1,201,332 100.00 1,201
1,206
East Ohio Gas Co. (The) 07/12/24 445,000 63.57 283
277
Ellington Financial Mortgage Trust 12/10/24 1,631,648 100.00 1,632
1,638
Elmwood CLO 39, Ltd. 02/18/25 1,300,000 100.00 1,300
1,287
Elmwood CLO V, Ltd. 04/24/25 3,600,000 99.85 3,595
3,598
ELP Commercial Mortgage Trust 09/19/23 3,542,876 97.83 3,466
3,516
Enel Finance International NV 07/27/23 286,000 95.03 272
276
Enel Finance International NV 07/12/24 214,000 95.68 205
208
Eni SpA 05/08/24 720,000 98.84 712
681
Eurohome UK Mortgages PLC 03/18/24 GBP 1 125.87 —
—
F&G Global Funding 06/23/21 1,245,000 97.08 1,209
1,206
Farmers Exchange Capital 03/27/25 705,000 104.03 733
744
Farmers Exchange Capital III 10/12/16 660,000 93.76 619
597
Farmers Insurance Exchange 10/02/24 720,000 100.00 720
731
Ferguson Finance PLC 03/06/24 346,000 98.41 341
343
FIGRE Trust 04/28/23 607,082 99.43 604
612
FIGRE Trust 03/19/24 2,430,788 100.03 2,432
2,466
FIGRE Trust 07/19/24 709,680 101.26 719
721
FIGRE Trust 09/09/24 1,356,744 100.00 1,357
1,355
FIGRE Trust 10/31/24 1,186,860 100.11 1,188
1,196
FIGRE Trust 12/11/24 1,581,232 100.00 1,581
1,593
FIGRE Trust 02/20/25 417,475 103.49 432
433
FIGRE Trust 03/20/25 1,358,223 100.00 1,358
1,368
Flatiron CLO 26, Ltd. 11/01/24 2,900,000 100.00 2,900
2,886
Flatiron RR CLO, Ltd. 03/24/25 1,200,000 100.00 1,200
1,196
Fortitude Group Holdings LLC 03/26/25 670,000 99.84 669
679
Foundry JV Holdco LLC 02/04/25 965,000 99.90 964
985
Foundry JV Holdco LLC 02/04/25 880,000 99.95 880
896
GA Global Funding Trust 01/08/21 1,090,000 98.40 1,073
1,067
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 1,108,720 96.49 1,070
1,068
Galaxy Pipeline Assets Bidco, Ltd. 09/20/23 715,424 79.97 572
581
Glencore Funding LLC 03/24/25 1,035,000 100.00 1,035
1,048
Greensaif Pipelines Bidco SARL 07/17/24 690,000 100.00 690
683
GS Mortgage Securities Trust 08/04/23 2,328,000 96.17 2,239
2,314
Harbour Energy PLC 03/24/25 655,000 100.00 655
626
HGI CRE CLO, Ltd. 09/17/21 1,647,125 97.93 1,613
1,637
Horizon Mutual Holdings, Inc. 10/31/24 1,000,000 99.74 997
974
Hudson Yards Mortgage Trust 01/07/25 1,257,000 100.00 1,257
1,278
Imperial Brands Finance PLC 07/28/23 517,000 97.38 503
510
Indianapolis Power & Light Co. 03/07/24 395,000 99.85 394
384
Infraestructura Energetica Nova SAPI de CV 07/06/22 308,000 95.53 294
293
InRetail Consumer 12/11/23 272,000 91.11 248
254
International Flavors & Fragrances, Inc. 08/03/22 555,000 92.72 515
519
Intesa Sanpaolo SpA 11/14/24 353,000 97.26 343
347
James Hardie International Finance Designated Activity Co. 02/10/25 506,000 97.52 493
493
JDE Peet's NV 02/07/24 546,000 93.94 513
514
Jersey Central Power & Light Co. 12/02/24 575,000 99.66 573
567
JPMorgan Mortgage Trust 03/30/21 140,227 101.91 143
124
JPMorgan Mortgage Trust 04/26/21 2,737,233 101.58 2,780
2,542
JPMorgan Mortgage Trust 06/24/21 2,111,865 102.31 2,161
1,944
JPMorgan Mortgage Trust 02/24/22 557,024 97.68 544
492

See accompanying notes which are an integral part of the financial statements.
392 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
JPMorgan Mortgage Trust 04/27/22 788,589 95.89 756
714
JPMorgan Mortgage Trust 01/19/23 1,294,063 90.14 1,166
1,142
JPMorgan Mortgage Trust 01/30/23 1,900,552 89.39 1,699
1,695
JPMorgan Mortgage Trust 01/31/23 452,009 89.53 405
397
JPMorgan Mortgage Trust 03/10/23 2,695,183 88.63 2,389
2,377
JPMorgan Mortgage Trust 04/20/23 1,258,240 88.61 1,115
1,118
JPMorgan Mortgage Trust 06/22/23 1,357,534 100.00 1,358
1,366
JPMorgan Mortgage Trust 05/29/24 1,665,599 100.21 1,669
1,664
JPMorgan Mortgage Trust 01/29/25 880,880 100.00 881
886
JPMorgan Mortgage Trust 02/26/25 3,208,846 100.00 3,209
3,206
JPMorgan Mortgage Trust 02/26/25 2,230,000 100.00 2,230
2,230
JPMorgan Mortgage Trust 03/18/25 2,582,028 100.00 2,582
2,592
KeySpan Gas East Corp. 07/28/23 200,000 95.97 192
195
Kubota Credit Owner Trust 02/14/24 2,236,000 99.98 2,236
2,286
Kubota Credit Owner Trust 06/18/24 830,000 99.99 830
849
LG Energy Solution, Ltd. 06/04/24 363,000 100.12 363
367
LLPL Capital Pte, Ltd. 02/10/25 295,970 101.42 300
292
Magnetite XXVI, Ltd. 01/28/25 1,510,000 100.00 1,510
1,503
Maricopa County Industrial Development Authority Revenue Bonds 11/22/24 610,000 100.00 610
635
Mars, Inc. 03/05/25 915,000 99.46 910
901
Massachusetts Mutual Life Insurance Co. 11/18/21 1,470,000 73.37 1,078
880
Mattel, Inc. 02/25/25 402,000 95.23 383
378
MF1 LLC 05/13/22 2,949,386 99.18 2,925
2,949
MF1 LLC 01/30/24 2,102,000 99.77 2,097
2,102
MHC Commercial Mortgage Trust 04/06/21 723,330 99.39 719
722
Midwest Connector Capital Co. LLC 03/25/25 307,000 98.85 303
305
MISC Capital Two Labuan, Ltd. 11/14/24 251,000 97.71 245
248
MMAF Equipment Finance LLC 01/22/25 1,350,000 99.96 1,349
1,376
Monongahela Power Co. 07/26/23 665,000 96.32 641
654
Monongahela Power Co. 09/12/23 600,000 99.47 597
617
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.19 12
12
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 0.68 69
69
MSCI, Inc. 03/25/25 312,000 92.28 288
289
Nationwide Mutual Insurance Co. 09/15/23 700,000 124.98 875
915
New York Life Insurance Co. 04/08/20 195,000 99.45 194
141
NGPL PipeCo LLC 10/02/19 297,000 122.96 365
334
NRG Energy, Inc. 04/16/24 558,000 92.20 514
526
Oaktown Re, Ltd. 08/23/23 403,125 101.50 409
407
OCP CLO, Ltd. 04/01/25 1,600,000 99.95 1,599
1,597
Ohio National Financial Services, Inc. 01/16/20 615,000 103.35 636
596
Open Text Corp. 08/01/23 290,000 101.21 293
298
Pacific Life Insurance Co. 06/15/18 255,000 92.46 236
198
Prologis Targeted US Logistics Fund, LP 08/08/24 720,000 99.39 716
714
Prosus NV 08/01/23 260,000 97.43 253
259
PRPM LLC 06/09/23 3,158,018 94.06 2,970
3,093
PRPM LLC 02/03/25 1,734,392 97.88 1,698
1,702
PTTEP Treasury Center Co., Ltd. 11/14/24 232,000 95.36 221
223
RCKT Mortgage Trust 02/15/24 1,307,084 99.98 1,307
1,313
RCKT Mortgage Trust 03/19/24 1,818,366 99.98 1,818
1,832
RCKT Mortgage Trust 06/27/24 2,172,510 101.13 2,197
2,204
RCKT Mortgage Trust 08/14/24 1,345,856 99.99 1,346
1,345
RCKT Mortgage Trust 12/12/24 938,127 100.67 944
945
RCKT Mortgage Trust 12/12/24 3,531,233 99.99 3,531
3,550
RCKT Mortgage Trust 02/26/25 3,587,316 100.00 3,587
3,604
RCKT Mortgage Trust 04/24/25 1,090,000 100.45 1,095
1,100
Regatta XX Funding, Ltd. 01/28/25 3,440,000 100.00 3,440
3,421
Regatta XXVII Funding, Ltd. 04/08/25 1,000,000 99.80 998
1,001
Reliance Industries, Ltd. 02/07/24 364,000 96.65 352
356
Rentokil Terminix Funding LLC 04/23/25 1,005,000 99.30 998
1,003
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 98.50 389
316
RFR Trust 02/18/25 2,425,000 100.00 2,425
2,431
RFR Trust 02/18/25 2,789,000 99.99 2,789
2,811
Rollins, Inc. 02/19/25 685,000 98.46 674
684
Sabal Trail Transmission LLC 08/07/24 515,000 98.23 506
507
Saluda Grade Alternative Mortgage Trust 02/07/24 922,912 102.06 942
955

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 393
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Saluda Grade Alternative Mortgage Trust 04/05/24 2,864,672 99.99 2,864
2,914
Saluda Grade Alternative Mortgage Trust 10/16/24 1,402,220 101.38 1,422
1,428
Saluda Grade Alternative Mortgage Trust 03/13/25 1,217,445 102.49 1,248
1,251
Saudi Arabian Oil Co. 08/01/23 336,000 88.64 298
289
Saudi Arabian Oil Co. 07/10/24 795,000 97.49 775
740
Saudi Government International Bond 01/08/24 1,140,000 97.83 1,115
1,075
SBL Holdings, Inc. 10/23/24 260,000 99.70 259
243
Scentre Group Trust 2 05/19/20 1,550,000 98.89 1,533
1,539
Scentre Group Trust 2 09/25/24 580,000 98.23 570
566
Sigma Finance Netherlands BV 12/11/24 286,000 99.11 283
285
SK Hynix, Inc. 11/14/24 155,000 100.80 156
157
Smithfield Foods, Inc. 06/04/24 182,000 97.46 177
180
Societe Generale SA 01/10/24 515,000 98.28 506
510
Societe Generale SA 11/12/24 1,380,000 100.00 1,380
1,390
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum
Co. III LLC 04/16/20 1,752,000 99.75 1,748
1,765
Standard Chartered PLC 11/14/24 203,000 103.07 209
210
Stellantis Finance US, Inc. 03/12/25 870,000 99.90 869
876
Suzano Austria GmbH 10/17/23 446,000 99.76 445
450
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
655
TCO Commercial Mortgage Trust 12/06/24 1,117,000 99.76 1,114
1,109
Tennessee Gas Pipeline Co. LLC 11/14/22 1,216,000 88.76 1,079
1,111
Texas Eastern Transmission, LP 11/13/19 178,000 101.29 180
173
Textainer Marine Containers VII, Ltd. 08/06/24 2,059,200 100.00 2,059
2,054
Towd Point Mortgage Trust 08/17/20 258,179 101.64 262
251
Trans-Allegheny Interstate Line Co. 04/14/25 580,000 99.90 579
590
Triton Container International, Ltd. 04/06/21 1,215,000 97.68 1,187
1,180
UBS Group AG 11/14/24 199,000 99.49 198
199
UniCredit SpA 12/11/23 438,000 95.37 418
424
Vantage Data Centers Jersey Borrower Spv, Ltd. 05/17/24 GBP 2,090,000 127.07 2,656
2,834
Var Energi ASA 08/01/23 436,000 106.35 464
478
VICI Properties, LP 03/25/25 223,000 95.48 213
214
VICI Properties, LP / VICI Note Co., Inc. 07/06/22 276,000 97.45 269
275
Vistra Operations Co. LLC 05/06/24 509,000 96.66 492
500
Vistra Operations Co. LLC 11/19/24 1,325,000 100.06 1,326
1,321
Volkswagen Group of America Finance LLC 11/14/22 885,000 97.80 865
865
Wells Fargo Commercial Mortgage Trust 11/15/22 1,350,660 94.26 1,273
1,340
Wipro IT Services LLC 07/31/23 277,000 95.65 265
268
XPO, Inc. 12/11/24 202,000 101.91 206
204
Yara International ASA 12/11/24 177,000 99.31 176 176
260,708
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Japanese 10 Year Mini Government Bond Futures 9 JPY 126,585 06/25
(8)
Long Gilt Futures 66 GBP 6,172 06/25
98
United States 2 Year Treasury Note Futures 259 USD 53,910 06/25
435
United States 5 Year Treasury Note Futures 294 USD 32,104 06/25
585
United States 10 Year Treasury Note Futures 533 USD 59,813 06/25
947
United States 10 Year Ultra Treasury Note Futures 1,175 USD 134,813 06/25
2,286
United States Treasury Long Bond Futures 109 USD 12,712 06/25
95
United States Treasury Ultra Bond Futures 207 USD 25,053 06/25 (23)
Short Positions

See accompanying notes which are an integral part of the financial statements.
394 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Canadian 10 Year Government Bond Futures 42 CAD 5,194 06/25
36
Euro-Bund Futures 47 EUR 6,194 06/25
(36)
Japanese 10 Year Government Bond Futures 13 JPY 1,828,450 06/25
(269)
Long Gilt Futures 8 GBP 748 06/25
(10)
United States 2 Year Treasury Note Futures 299 USD 62,236 06/25
(281)
United States 5 Year Treasury Note Futures 106 USD 11,575 06/25
(83)
United States 10 Year Ultra Treasury Note Futures 353 USD 40,501 06/25 (590)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,182
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 3,210 CAD 4,590 05/13/25 121
Bank of New York GBP 1,041 USD 1,347 05/13/25 (40)
HSBC USD 1,621 NOK 16,936 05/13/25 6
HSBC SEK 16,148 USD 1,621 05/13/25 (51)
JPMorgan Chase USD 2,153 EUR 1,990 05/13/25 103
JPMorgan Chase USD 4,160 EUR 3,652 05/13/25 (21)
JPMorgan Chase USD 2,778 GBP 2,100 05/08/25 21
JPMorgan Chase USD 2,716 JPY 404,155 05/13/25 114
State Street USD 336 CHF 276 05/13/25 (1)
State Street USD 908 EUR 800 05/08/25 (2)
State Street USD 1,296 GBP 1,000 05/08/25 36
State Street USD 587 GBP 438 05/13/25 (3)
State Street USD 64 SEK 619 05/13/25 —
State Street CAD 143 USD 103 05/13/25 (1)
State Street CHF 4,268 USD 4,849 05/13/25 (327)
State Street EUR 800 USD 908 05/02/25 2
State Street EUR 856 USD 893 05/08/25 (77)
State Street GBP 67 USD 85 05/08/25 (5)
State Street GBP 5,870 USD 7,291 05/08/25 (532)
State Street JPY 57,822 USD 407 05/13/25 2
State Street NOK 243 USD 23 05/13/25 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (655)

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 395
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 39,773 $ —
$ —
$ 39,773 4 .1
Corporate Bonds and Notes — 260,926 —
—
260,926 27 .0
International Debt — 118,201 —
—
118,201 12 .2
Mortgage-Backed Securities — 234,274 —
—
234,274 24 .2
Municipal Bonds — 1,041 —
—
1,041 0 .1
Non-US Bonds — 3,489 —
—
3,489 0 .4
United States Government Treasuries — 233,681 —
—
233,681 24 .2
Short-Term Investments — 1,300 — 101,063 102,363 10 .6
Total Investments — 892,685 — 101,063 993,748 102 .8
Other Assets and Liabilities, Net
(2 .8)
100 .0
Other Financial Instruments
Assets
Futures Contracts 4,482 — — — 4,482 0 .5
Foreign Currency Exchange Contracts 2 403 — — 405 —
*
A
Liabilities
Futures Contracts (1,300) — — — (1,300) (0 .1)
Foreign Currency Exchange Contracts — (1,060) — — (1,060) (0 .1)
Total Other Financial Instruments
**
$ 3,184 $ (657) $ — $ — $ 2,527
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
3,153
Belgium ..............................................................................................
1,858
Bermuda .............................................................................................
4,721
Brazil ..................................................................................................
626
Canada ................................................................................................
9,943
Cayman Islands ..................................................................................
22,299
Chile ...................................................................................................
2,311

See accompanying notes which are an integral part of the financial statements.
396 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
China ..................................................................................................
2,313
Colombia ............................................................................................
998
Denmark .............................................................................................
2,364
Finland ...............................................................................................
502
France .................................................................................................
2,494
Germany .............................................................................................
3,063
India ...................................................................................................
1,697
Indonesia ............................................................................................
292
Ireland ................................................................................................
8,215
Italy ....................................................................................................
1,937
Jersey ..................................................................................................
15,685
Luxembourg .......................................................................................
1,017
Malaysia .............................................................................................
248
Mexico ...............................................................................................
3,335
Netherlands ........................................................................................
2,003
Norway ...............................................................................................
478
Peru ....................................................................................................
378
Saudi Arabia .......................................................................................
2,787
South Africa .......................................................................................
645
South Korea .......................................................................................
524
Spain ..................................................................................................
2,756
Switzerland ........................................................................................
199
Thailand .............................................................................................
599
Turkey ................................................................................................
266
United Arab Emirates .........................................................................
1,650
United Kingdom .................................................................................
20,335
United States ......................................................................................
872,057
Total Investments ............................................................................... 993,748

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 397
Russell Investment Company
Investment Grade Bond Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 405 $ —
Variation margin on futures contracts* — 4,4 82
Total
$ 405 $ 4,4 82
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ — $ 1,3 00
Unrealized depreciation on foreign currency exchange contracts 1,060 —
Total
$ 1,060 $ 1,3 00
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ (12,324)
Foreign currency exchange contracts 318 —
Total
$ 318 $ (12,324)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ — $ 12,459
Foreign currency exchange contracts (273) —
Total
$ (273) $ 12,459
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
398 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2025 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 405 $ — $ 405
Total Financial and Derivative Assets
405 — 405
Financial and Derivative Assets not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Assets subject to a netting agreement
$ 403 $ — $ 403
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of New York
$ 121 $ 40 $ — $ 81
HSBC
6 6 — —
JPMorgan Chase
236 21 — 215
State Street
40 40 — —
Total
$ 403 $ 107 $ — $ 296

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 399
Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2025 (Unaudited)
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,060 $ — $ 1,060
Total Financial and Derivative Liabilities
1,060 — 1,060
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,060 $ — $ 1,060
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 40 $ 40 $ — $ —
HSBC 51 6 — 45
JPMorgan Chase 21 21 — —
State Street 948 40 — 908
Total
$ 1,060 $ 107 $ — $ 953
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
400 Investment Grade Bond Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,008,911
Investments, at fair value(>) ........................................................................................................................................................
993,748
Cash .............................................................................................................................................................................................. 124
Foreign currency holdings(^) ....................................................................................................................................................... 1,126
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 405
Receivables:
Dividends and interest ...................................................................................................................................................... 6,982

From broker(a)(b) ............................................................................................................................................................ 3,848
Variation margin on futures contracts .............................................................................................................................. 3,188
Prepaid expenses .......................................................................................................................................................................... 7
Total assets ...............................................................................................................................................................
1,011,332
Liabilities
Payables:
Due to broker (c)(d) ......................................................................................................................................................... 1,175
Investments purchased ..................................................................................................................................................... 40,190
Fund shares redeemed ...................................................................................................................................................... 1,489
Accrued fees to affiliates .................................................................................................................................................. 327
Other accrued expenses .................................................................................................................................................... 202
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,060
Total liabilities ...........................................................................................................................................................
44,443
Net Assets ...............................................................................................................................................................
$ 966,889

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 401
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (92,670)
Shares of beneficial interest .........................................................................................................................................................
528
Additional paid-in capital ............................................................................................................................................................
1,059,031
Net Assets ...............................................................................................................................................................
$ 966,889
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 18.30
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 19.01
Class A — Net assets ........................................................................................................................................................... $ 11,947,654
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 652,810
Net asset value per share: Class C (#) .......................................................................................................................................... $ 18.03
Class C — Net assets ........................................................................................................................................................... $ 2,831,301
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 157,038
Net asset value per share: Class M (#) ......................................................................................................................................... $ 18.30
Class M — Net assets .......................................................................................................................................................... $ 169,336,269
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 9,252,088
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 18.39
Class R6 — Net assets ......................................................................................................................................................... $ 3,463,846
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 188,368
Net asset value per share: Class S (#) .......................................................................................................................................... $ 18.30
Class S — Net assets ............................................................................................................................................................ $ 608,710,482
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 33,264,770
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 18.35
Class Y — Net assets ........................................................................................................................................................... $ 170,599,452
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 9,295,140
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,108
(>)     Investments in affiliates, U.S. Cash Management Fund $ 101,063
(a)   Receivable from Broker for Futures $ 2,676
(b)   Receivable from Broker for TBAs $ 1,172
(c)   Due to Broker for Futures $ 43
(d)   Due to Broker for Swaps $ 1,132
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
402 Investment Grade Bond Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 21,322
Dividends from affiliated funds ....................................................................................................................................... 2,588
Total investment income ..............................................................................................................................................................
23,910
Expenses
Advisory fees ................................................................................................................................................................... 1,215
Administrative fees .......................................................................................................................................................... 233
Custodian fees .................................................................................................................................................................. 74
Distribution fees - Class A ............................................................................................................................................... 15
Distribution fees - Class C ............................................................................................................................................... 11
Transfer agent fees - Class A ........................................................................................................................................... 12
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 162
Transfer agent fees - Class R6 ......................................................................................................................................... 2
Transfer agent fees - Class S ............................................................................................................................................ 612
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 84
Registration fees ............................................................................................................................................................... 56
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 28
Printing fees ..................................................................................................................................................................... 31
Miscellaneous .................................................................................................................................................................. 27
Expenses before reductions .............................................................................................................................................. 2,573
Expense reductions .......................................................................................................................................................... (286)
Net expenses ................................................................................................................................................................................
2,287
Net investment income (loss) .......................................................................................................................................................
21,623
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (2,48 6 )
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (12,324)
Foreign currency exchange contracts ............................................................................................................................... 318
Foreign currency-related transactions .............................................................................................................................. 34
Net realized gain (loss) ................................................................................................................................................................
(14,4 59 )
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 4,43 3
Investments in affiliated funds ......................................................................................................................................... (19)
Futures contracts .............................................................................................................................................................. 12,459
Foreign currency exchange contracts ............................................................................................................................... (273)
Foreign currency-related transactions .............................................................................................................................. 14
Net change in unrealized appreciation (depreciation) ................................................................................................................. 16,61 4
Net realized and unrealized gain (loss) ........................................................................................................................................ 2,155
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 23,778

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 403
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 21,623 $ 50,050
Net realized gain (loss) ....................................................................................................................... (14,4 59 ) (1,147)
Net change in unrealized appreciation (depreciation) ........................................................................ 16,61 4 58,974
Net increase (decrease) in net assets from operations .............................................................................. 23,778 107,877
Distributions
To shareholders
Class A .......................................................................................................................................... (320) (393)
Class C .......................................................................................................................................... (72) (89)
Class M ......................................................................................................................................... (4,779) (7,138)
Class R6 ........................................................................................................................................ (203) (137)
Class S .......................................................................................................................................... (17,688) (25,771)
Class Y .......................................................................................................................................... (5,147) (7,208)
Net decrease in net assets from distributions ............................................................................................ (28,209) (40,736)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (88,164) (60,960)
Total Net Increase (Decrease) in Net Assets ........................................................................
(92,595) 6,181
Net Assets
Beginning of period .................................................................................................................................. 1,059,484 1,053,303
End of period .............................................................................................................................................
$ 966,889 $ 1,059,484

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
404 Investment Grade Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 24 $ 428 58 $ 1,063
Proceeds from reinvestment of distributions 18 320 22 393
Payments for shares redeemed (40) (718) (62) (1,119)
Net increase (decrease)
2 30 18 337
Class C
Proceeds from shares sold 6 116 25 448
Proceeds from reinvestment of distributions 4 72 5 89
Payments for shares redeemed (23) (413) (69) (1,240)
Net increase (decrease)
(13) (225) (39) (703)
Class M
Proceeds from shares sold 2,334 42,147 2,275 41,588
Proceeds from reinvestment of distributions 264 4,779 391 7,137
Payments for shares redeemed (3,282) (59,624) (3,908) (70,877)
Net increase (decrease)
(684) (12,698) (1,242) (22,152)
Class R6
Proceeds from shares sold 1,356 24,546 58 1,064
Proceeds from reinvestment of distributions 11 203 8 137
Payments for shares redeemed (1,392) (25,157) (37) (678)
Net increase (decrease)
(25) (408) 29 523
Class S
Proceeds from shares sold 3,484 63,440 8,188 147,636
Proceeds from reinvestment of distributions 974 17,631 1,410 25,694
Payments for shares redeemed (7,902) (143,904) (11,153) (202,485)
Net increase (decrease)
(3,444) (62,833) (1,555) (29,155)
Class Y
Proceeds from shares sold 531 9,666 187 3,432
Proceeds from reinvestment of distributions 283 5,147 394 7,208
Payments for shares redeemed (1,471) (26,843) (1,111) (20,450)
Net increase (decrease)
(657) (12,030) (530) (9,810)
Total increase (decrease)
(4,821) $ (88,164) (3,319) $ (60,960)

See accompanying notes which are an integral part of the financial statements.
406 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2025* 18.38 .37 .04 .41 (.49) —
October 31, 2024 17.28 .77 .95 1.72 (.62) —
October 31, 2023 17.93 .67 (.78) (.11) (.54) —
October 31, 2022 22.02 .35 (4.07) (3.72) (.29) (.08)
October 31, 2021 22.98 .28 (.20) .08 (.23) (.81)
October 31, 2020 22.16 .39 .98 1.37 (.55) —
Class C
April 30, 2025* 18.11 .30 .04 .34 (.42) —
October 31, 2024 17.04 .63 .93 1.56 (.49) —
October 31, 2023 17.69 .52 (.77) (.25) (.40) —
October 31, 2022 21.78 .19 (4.02) (3.83) (.18) (.08)
October 31, 2021 22.75 .11 (.19) (.08) (.08) (.81)
October 31, 2020 21.94 .22 .97 1.19 (.38) —
Class M
April 30, 2025* 18.38 .41 .03 .44 (.52) —
October 31, 2024 17.28 .84 .95 1.79 (.69) —
October 31, 2023 17.93 .74 (.78) (.04) (.61) —
October 31, 2022 21.99 .43 (4.07) (3.64) (.34) (.08)
October 31, 2021 22.95 .36 (.19) .17 (.32) (.81)
October 31, 2020 22.13 .47 .98 1.45 (.63) —
Class R6
April 30, 2025* 18.47 .40 .05 .45 (.53) —
October 31, 2024 17.36 .85 .95 1.80 (.69) —
October 31, 2023 18.01 .76 (.80) (.04) (.61) —
October 31, 2022 22.08 .43 (4.08) (3.65) (.34) (.08)
October 31, 2021 23.04 .37 (.19) .18 (.33) (.81)
October 31, 2020 22.21 .48 .99 1.47 (.64) —
Class S
April 30, 2025* 18.37 .40 .05 .45 (.52) —
October 31, 2024 17.27 .8 3 .9 4 1.7 7 (.67) —
October 31, 2023 17.93 .72 (.79) (.07) (.59) —
October 31, 2022 21.99 .40 (4.06) (3.66) (.32) (.08)
October 31, 2021 22.95 .34 (.19) .15 (.30) (.81)
October 31, 2020 22.13 .45 .98 1.43 (.61) —
Class Y
April 30, 2025* 18.43 .41 .04 .45 (.53) —
October 31, 2024 17.32 .8 6 .9 5 1.81 (.70) —
October 31, 2023 17.98 .78 (.82) (.04) (.62) —
October 31, 2022 22.04 .44 (4.07) (3.63) (.35) (.08)
October 31, 2021 23.00 .37 (.19) .18 (.33) (.81)
October 31, 2020 22.17 .49 .99 1.48 (.65) —

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 407
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.49) 18.30 2.28 11,948 .81 .80 4.13 45
(.62) 18.38 10.03 11,968 .80 .78 4.2 0 77
(.54) 17.28 (.76) 10,934 .81 .77 3.65 77
(.37) 17.93 (17.16) 10,828 .84 .77 1.75 60
(1.04) 22.02 .32 6,911 .82 .77 1.24 91
(.55) 22.98 6.27 8,549 .82 .77 1.71 109
(.42) 18.03 1.94 2,831 1.56 1.55 3.37 45
(.49) 18.11 9.18 3,072 1.55 1.53 3. 48 77
(.40) 17.04 (1.50) 3,562 1.56 1.52 2.88 77
(.26) 17.69 (17.78) 4,176 1.58 1.52 .97 60
(.89) 21.78 (.41) 6,041 1.57 1.52 .50 91
(.38) 22.75 5.50 7,641 1.57 1.52 .97 109
(.52) 18.30 2.48 169,336 .56 .41 4.52 45
(.69) 18.38 10.45 182,613 .55 .39 4.6 1 77
(.61) 17.28 (.37) 193,112 .56 .38 4.05 77
(.42) 17.93 (16.84) 53,538 .59 .38 2.13 60
(1.13) 21.99 .72 59,008 .57 .38 1.60 91
(.63) 22.95 6.70 26,564 .57 .38 2.06 109
(.53) 18.39 2.48 3,464 .41 .38 4.46 45
(.69) 18.47 10.49 3,933 .40 .36 4. 65 77
(.61) 17.36 (.34) 3,193 .42 .35 4.15 77
(.42) 18.01 (16.80) 852 .44 .35 2.15 60
(1.14) 22.08 .75 1,045 .42 .35 1.65 91
(.64) 23.04 6.75 1,063 .42 .35 2.13 109
(.52) 18.30 2.49 608,711 .56 .51 4.41 45
(.67) 18.3 7 10.35 674,506 .55 .49 4. 52 77
(.59) 17.27 (.53) 660,950 .56 .48 3.93 77
(.40) 17.93 (16.90) 408,587 .58 .48 1.99 60
(1.11) 21.99 .62 648,787 .57 .48 1.53 91
(.61) 22.95 6.59 703,995 .57 .48 2.02 109
(.53) 18.35 2.50 170,599 .36 .35 4.57 45
(.70) 18.43 10.54 183,39 2 .36 .33 4. 67 77
(.62) 17.32 (.38) 181,552 .38 .33 4.37 77
(.43) 17.98 (16.77) 31,536 .39 .32 2.17 60
(1.14) 22.04 .78 48,672 .37 .32 1.66 91
(.65) 23.00 6.79 43,698 .37 .32 2.17 109

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
408 Investment Grade Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 202 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 189,461
Administrative fees 37,962
Distribution fees 4,170
Shareholder servicing fees 578
Transfer agent fees 91,174
Trustees' fees 3,816
$ 327,161
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 165,912 $ 285,818 $ 350,647 $ (1) $ (19) $ 101,063 $ 2,588 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,006,465,800 $ 8,778,519 $ (18,969,764) $ (10,191,245)

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 409
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 90.6%
Asset-Backed Securities - 12.5%
American Express Credit Account
Master Trust
Series 2022-3 Class A
3.750% due 08/15/27 500 499
Series 2024-1 Class A
5.230% due 04/16/29 700 715
AMSR Trust
Series 2020-SFR2 Class A
1.632% due 07/17/37 (Þ) 718 714
Series 2020-SFR4 Class A
1.355% due 11/17/37 (Þ) 821 806
Series 2020-SFR4 Class B
1.706% due 11/17/37 (Þ) 570 560
Series 2020-SFR5 Class A
1.379% due 11/17/37 (Þ) 313 307
Series 2020-SFR5 Class C
1.880% due 11/17/37 (Þ) 725 714
Series 2021-SFR2 Class A
1.527% due 08/17/38 (Þ) 2,659 2,559
Series 2024-SFR2 Class A
4.150% due 11/17/41 (Þ) 150 146
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2020-1A Class A
2.330% due 08/20/26 (Þ) 620 617
Series 2023-5A Class A
5.780% due 04/20/28 (Þ) 1,540 1,570
Bank of America Credit Card Trust
Series 2022-A2 Class A2
5.000% due 04/15/28 200 201
Series 2024-A1 Class A
4.930% due 05/15/29 280 284
Battalion CLO XV, Ltd.
Series 2025-15A Class A1RR
5.260% due 01/17/33 (CME Term
SOFR 3 Month + 0.980%)(Ê)(Þ) 1,382 1,377
Capital One Multi-Asset Execution
Trust
Series 2022-A3 Class A
4.950% due 10/15/27 1,000 1,002
CarMax Auto Owner Trust
Series 2024-1 Class B
5.170% due 08/15/29 75 76
Series 2024-2 Class A3
5.500% due 01/16/29 235 239
Series 2025-1 Class A3
4.840% due 01/15/30 275 278
Chase Issuance Trust
Series 2023-A1 Class A
5.160% due 09/15/28 1,085 1,099
Series 2024-A1 Class A
4.600% due 01/16/29 960 967
Credit Acceptance Auto Loan Trust
Series 2025-1A Class A
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.020% due 03/15/35 (Þ) 700 709
DLLAA LLC
Series 2025-1A Class A3
4.950% due 09/20/29 (Þ) 320 325
Enterprise Fleet Financing LLC
Series 2022-1 Class A2
3.030% due 01/20/28 (Þ) 7 7
FirstKey Homes Trust
Series 2020-SFR1 Class A
1.339% due 08/17/37 (Þ) 444 438
Series 2022-SFR3 Class A
4.250% due 07/17/38 (Þ) 2,020 2,005
Ford Credit Floorplan Master Owner
Trust A
Series 2024-1 Class A1
5.290% due 04/15/29 (Þ) 450 459
GECU Auto Receivables Trust
Series 2023-1A Class A3
5.630% due 08/15/28 (Þ) 270 272
GoodGreen Trust
Series 2021-1A Class A
2.660% due 10/15/56 (Þ) 141 115
Hertz Vehicle Financing III LLC
Series 2021-2A Class A
1.680% due 12/27/27 (Þ) 3,845 3,675
Series 2023-4A Class A
6.150% due 03/25/30 (Þ) 975 1,015
Series 2025-1A Class A
4.910% due 09/25/29 (Þ) 845 846
Hertz Vehicle Financing LLC
Series 2022-2A Class A
2.330% due 06/26/28 (Þ) 890 848
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 86 84
Hin Timeshare Trust
Series 2024-A Class A
5.490% due 03/15/43 (Þ) 147 149
Home Partners of America Trust
Series 2019-2 Class B
2.922% due 10/19/39 (Þ) 888 853
Series 2020-2 Class A
1.532% due 01/17/41 (Þ) 955 872
Series 2021-2 Class B
2.302% due 12/17/26 (Þ) 312 299
Honda Auto Receivables Owner Trust
Series 2023-3 Class A2
5.710% due 03/18/26 — —
Series 2024-1 Class A2
5.360% due 09/15/26 209 210
Series 2024-2 Class A2
5.480% due 11/18/26 121 122
Hyundai Auto Receivables Trust
Series 2024-A Class A2A
5.290% due 04/15/27 483 484

See accompanying notes which are an integral part of the financial statements.
410 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Invitation Homes Trust
Series 2024-SFR1 Class A
4.000% due 09/17/41 (Þ) 190 183
John Deere Owner Trust
Series 2024-A Class A2A
5.190% due 02/16/27 608 608
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2
5.002% due 01/25/37 (CME Term
SOFR 1 Month + 0.414%)(Ê) 217 211
M&T Bank Auto Receivables Trust
Series 2024 -A Class A3
5.220% due 02/17/32 (Þ) 1,315 1,333
M&T Equipment Notes
Series 2023-1A Class A4
5.750% due 07/15/30 (Þ) 280 284
Mercedes-Benz Auto Receivables Trust
Series 2025-1 Class A2A
4.500% due 02/15/28 1,250 1,250
Merchants Fleet Funding LLC
Series 2024-1A Class A
5.820% due 04/20/37 (Þ) 291 293
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-HE3 Class M1
5.557% due 03/25/34 (CME Term
SOFR 1 Month + 0.969%)(Ê) 89 89
MVW LLC
Series 2021-1WA Class A
1.140% due 01/22/41 (Þ) 76 72
Navient Private Education Refi Loan
Trust
Series 2020-DA Class A
1.690% due 05/15/69 (Þ) 94 88
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 39 37
Series 2021-BA Class A
0.940% due 07/15/69 (Þ) 380 343
Series 2021-EA Class A
0.970% due 12/16/69 (Þ) 215 189
Series 2022-BA Class A
4.160% due 10/15/70 (Þ) 160 156
Navistar Financial Dealer Note Master
Trust
Series 2024-1 Class B
5.790% due 04/25/29 (Þ) 100 101
Nelnet Student Loan Trust
Series 2021-A Class A2
5.464% due 04/20/62 (CME Term
SOFR 1 Month + 1.144%)(Ê)(Þ) 385 378
NextGear Floorplan Master Owner
Trust
Series 2024-2A Class A2
4.420% due 09/15/29 (Þ) 856 858
Nissan Auto Lease Trust
Series 2025-A Class B
5.030% due 02/15/29 265 267
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2025-A Class C
5.110% due 06/15/29 265 266
Nissan Auto Receivables Owner Trust
Series 2023-B Class A2A
5.950% due 05/15/26 182 182
Nissan Master Owner Trust
Receivables
Series 2024-B Class A
5.050% due 02/15/29 (Þ) 235 238
Progress Residential Trust
Series 2021-SFR4 Class A
1.558% due 05/17/38 (Þ) 746 728
Series 2021-SFR5 Class A
1.427% due 07/17/38 (Þ) 179 173
Series 2022-SFR2 Class A
2.950% due 04/17/27 (Þ) 531 514
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 209 210
SBNA Auto Lease Trust
Series 2023-A Class A4
6.520% due 04/20/28 (Þ) 950 967
SFS Auto Receivables Securitization
Trust
Series 2024-1A Class A3
4.950% due 05/21/29 (Þ) 170 171
Series 2024-3A Class A3
4.550% due 06/20/30 (Þ) 700 704
SLM Student Loan Trust
Series 2006-B Class A5
5.478% due 12/15/39 (CME Term
SOFR 3 Month + 0.532%)(Ê) 158 154
SMB Private Education Loan Trust
Series 2023-B Class A1B
6.606% due 10/16/56 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 211 215
Series 2024-A Class A1A
5.240% due 03/15/56 (Þ) 201 203
STAR Trust
Series 2022-SFR3 Class A
6.259% due 05/17/39 (CME Term
SOFR 1 Month + 1.650%)(Ê)(Þ) 1,625 1,623
Series 2024-SFR4 Class A
6.359% due 10/17/41 (CME Term
SOFR 1 Month + 1.750%)(Ê)(Þ) 2,208 2,213
Synchrony Card Funding LLC
Series 2024-A1 Class A
5.040% due 03/15/30 920 934
Tesla Sustainable Energy Trust
Series 2024-1A Class A2
5.080% due 06/21/50 (Þ) 605 612
Toyota Auto Loan Extended Note Trust
Series 2022-1A Class A
3.820% due 04/25/35 (Þ) 400 396
Toyota Auto Receivables Owner Trust
Series 2024-A Class A2A

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 411
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.130% due 12/15/26 95 95
Tricon American Homes Trust
Series 2020-SFR2 Class A
1.482% due 11/17/39 (Þ) 1,784 1,664
Tricon Residential Trust
Series 2024-SFR2 Class A
4.750% due 06/17/40 (Þ) 300 299
Verizon Master Trust
Series 2024-3 Class A1A
5.340% due 04/22/30 775 791
Series 2024-6 Class A1A
4.170% due 08/20/30 700 699
Series 2025-1 Class B
4.940% due 01/21/31 315 320
Series 2025-1 Class C
5.090% due 01/21/31 335 340
WF Card Issuance Trust
Series 2024-A1 Class A
4.940% due 02/15/29 610 618
Series 2024-A2 Class A
4.290% due 10/15/29 935 938
World Omni Auto Receivables Trust
Series 2024-B Class A3
5.270% due 09/17/29 950 961
52,485
Corporate Bonds and Notes - 39.2%
Consumer Discretionary - 6.0%
Alaska Airlines Pass-Through Trust
4.800% due 08/15/27 (Þ) 417 414
American Airlines Group, Inc.
8.500% due 05/15/29 (Þ) 90 92
American Honda Finance Corp.
Series GMTN
4.950% due 01/09/26 1,300 1,303
Caesars Entertainment, Inc.
8.125% due 07/01/27 (Þ) 31 31
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
6.150% due 11/10/26 567 578
Choice Hotels International, Inc.
3.700% due 12/01/29 239 224
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 1,663 1,648
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 20 18
FactSet Research Systems, Inc.
2.900% due 03/01/27 619 597
Ford Motor Credit Co. LLC
5.800% due 03/05/27 1,170 1,164
4.950% due 05/28/27 855 836
General Motors Financial Co., Inc.
5.400% due 05/08/27 915 924
5.050% due 04/04/28 670 672
4.300% due 04/06/29 735 710
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Harley-Davidson Financial Services,
Inc.
3.050% due 02/14/27 (Þ) 706 676
Hasbro, Inc.
3.900% due 11/19/29 236 225
Home Depot, Inc. (The)
4.875% due 06/25/27 745 758
Hyatt Hotels Corp.
5.750% due 01/30/27 651 662
Hyundai Capital America
5.275% due 06/24/27 (Þ) 200 202
Las Vegas Sands Corp.
3.500% due 08/18/26 738 722
5.900% due 06/01/27 275 278
LKQ Corp.
Series WI
5.750% due 06/15/28 566 578
Lowe's Cos., Inc.
Series 10YR
3.650% due 04/05/29 1,240 1,203
McDonald's Corp.
Series MTN
3.500% due 07/01/27 710 701
Meritage Homes Corp.
Series WI
5.125% due 06/06/27 495 498
NCL Corp., Ltd.
8.125% due 01/15/29 (Þ) 30 31
PACCAR Financial Corp.
3.550% due 08/11/25 2,270 2,265
Series R
4.500% due 11/25/26 590 595
PulteGroup, Inc.
5.000% due 01/15/27 660 665
Royal Caribbean Cruises, Ltd.
5.375% due 07/15/27 (Þ) 100 100
Toll Brothers Finance Corp.
4.875% due 03/15/27 737 738
Toyota Motor Credit Corp.
3.650% due 08/18/25 1,800 1,795
United Airlines Pass-Through Trust
Series A
4.300% due 08/15/25 108 107
4.000% due 04/11/26 419 413
3.750% due 09/03/26 812 796
Walmart, Inc.
3.950% due 09/09/27 1,300 1,304
WarnerMedia Holdings, Inc.
Series WI
3.755% due 03/15/27 180 175
YMCA of Greater New York
2.303% due 08/01/26 465 450
25,149
Consumer Staples - 3.1%
Altria Group, Inc.

See accompanying notes which are an integral part of the financial statements.
412 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.875% due 02/04/28 535 541
Avery Dennison Corp.
4.875% due 12/06/28 590 595
Cargill, Inc.
4.875% due 10/10/25 (Þ) 1,300 1,301
Conagra Brands, Inc.
1.375% due 11/01/27 622 574
Constellation Brands, Inc.
3.700% due 12/06/26 965 954
3.600% due 02/15/28 429 418
ERAC USA Finance LLC
4.600% due 05/01/28 (Þ) 375 378
Haleon US Capital LLC
Series WI
3.375% due 03/24/27 550 541
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
Series WI
2.500% due 01/15/27 790 763
Mars, Inc.
4.450% due 03/01/27 (Þ) 915 921
4.600% due 03/01/28 (Þ) 745 753
Nestle Holdings, Inc.
5.250% due 03/13/26 (Þ) 1,500 1,511
Philip Morris International, Inc.
4.750% due 02/12/27 945 955
Procter & Gamble Co. (The)
2.800% due 03/25/27 1,800 1,765
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 752 743
Tyson Foods, Inc.
3.550% due 06/02/27 393 387
13,100
Energy - 3.8%
Boardwalk Pipelines, LP
4.450% due 07/15/27 276 276
Chevron Corp.
2.954% due 05/16/26 1,800 1,777
Chevron USA, Inc.
4.475% due 02/26/28 1,270 1,286
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 (Þ) 210 213
6.042% due 08/15/28 (Þ) 565 583
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 190 182
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 563 555
Devon Energy Corp.
Series WI
5.250% due 10/15/27 250 250
Energy Transfer, LP
3.900% due 07/15/26 676 669
Enterprise Products Operating LLC
4.600% due 01/11/27 700 705
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 711 687
EQT Corp.
3.125% due 05/15/26 (Þ) 290 284
Exxon Mobil Corp.
3.043% due 03/01/26 1,800 1,782
MPLX, LP
1.750% due 03/01/26 755 736
Series 0005
4.125% due 03/01/27 1,126 1,118
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 536 535
Northwest Pipeline LLC
Series WI
4.000% due 04/01/27 391 388
Occidental Petroleum Corp.
3.000% due 02/15/27 60 58
5.000% due 08/01/27 1,865 1,865
ONEOK, Inc.
4.850% due 07/15/26 256 256
5.550% due 11/01/26 140 142
Spectra Energy Partners, LP
3.375% due 10/15/26 677 665
Venture Global LNG, Inc.
9.500% due 02/01/29 (Þ) 80 83
Western Midstream Operating, LP
4.650% due 07/01/26 720 717
15,812
Financial Services - 13.1%
Aircastle , Ltd.
4.250% due 06/15/26 507 502
2.850% due 01/26/28 (Þ) 231 218
American Express Co.
1.650% due 11/04/26 1,900 1,827
5.389% due 07/28/27 (SOFR +
0.970%)(Ê) 970 980
5.098% due 02/16/28 (SOFR +
1.000%)(Ê) 600 607
4.731% due 04/25/29 (SOFR +
1.260%)(Ê) 800 807
Ares Capital Corp.
2.150% due 07/15/26 609 587
2.875% due 06/15/28 181 168
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 278 263
Bank of America Corp.
1.734% due 07/22/27 (SOFR +
0.960%)(Ê) 440 425
2.551% due 02/04/28 (SOFR +
1.050%)(Ê) 1,000 968
5.162% due 01/24/31 (SOFR +
1.000%)(Ê) 1,650 1,681
Series frn

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 413
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.238% due 01/24/29 (SOFR +
0.830%)(Ê) 1,585 1,573
Bank of New York Mellon (The)
4.729% due 04/20/29 (SOFR +
1.135%)(Ê) 430 436
Bank of New York Mellon Corp. (The)
4.414% due 07/24/26 (SOFR +
1.345%)(Ê) 2,000 1,998
3.992% due 06/13/28 (SOFR +
1.151%)(Ê) 240 239
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 623 600
Blue Owl Capital Corp.
3.400% due 07/15/26 593 576
2.875% due 06/11/28 185 169
Citigroup, Inc.
4.786% due 03/04/29 (SOFR +
0.870%)(Ê) 1,420 1,427
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 695 676
CNO Financial Group, Inc.
5.250% due 05/30/29 665 666
Comerica, Inc.
4.000% due 02/01/29 603 578
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 133 135
Enstar Group, Ltd.
4.950% due 06/01/29 676 673
EPR Properties Co.
4.750% due 12/15/26 631 626
Equinix , Inc.
1.550% due 03/15/28 446 412
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 568 593
FS KKR Capital Corp.
2.625% due 01/15/27 586 554
3.250% due 07/15/27 205 195
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 285 279
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 500 507
Goldman Sachs Group, Inc. (The)
5.414% due 05/21/27 (SOFR +
0.750%)(Ê) 1,175 1,186
4.937% due 04/23/28 (SOFR +
1.319%)(Ê) 805 812
3.691% due 06/05/28 (CME Term
SOFR 3 Month + 1.772%)(Ê) 950 935
Golub Capital BDC, Inc.
2.500% due 08/24/26 610 587
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Hat Holdings I LLC
3.375% due 06/15/26 (Þ) 694 674
Hercules Capital, Inc.
3.375% due 01/20/27 706 678
JPMorgan Chase & Co.
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 1,000 980
5.040% due 01/23/28 (SOFR +
1.190%)(Ê) 1,585 1,600
4.979% due 07/22/28 (SOFR +
0.930%)(Ê) 1,040 1,052
4.915% due 01/24/29 (SOFR +
0.800%)(Ê) 805 816
Series VAR
2.947% due 02/24/28 (SOFR +
1.170%)(Ê) 745 726
KeyCorp.
4.700% due 01/26/26 395 394
Lehman Brothers Holdings Capital
Trust VII
0.000% due 11/29/49 (Æ)(Ø)(Š)(ž) 270 —
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 779 747
M&T Bank Corp.
4.833% due 01/16/29 (SOFR +
0.930%)(Ê) 820 821
Main Street Capital Corp.
3.000% due 07/14/26 661 639
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27 610 617
Mercury General Corp.
4.400% due 03/15/27 668 659
Met Tower Global Funding
1.250% due 09/14/26 (Þ) 985 946
Morgan Stanley
5.652% due 04/13/28 (SOFR +
1.010%)(Ê) 2,300 2,350
Series .
4.994% due 04/12/29 (SOFR +
1.380%)(Ê) 725 735
Series GMTN
1.512% due 07/20/27 (SOFR +
0.858%)(Ê) 1,215 1,173
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 608 603
Mutual of Omaha Insurance Co.
5.800% due 07/27/26 (Þ) 435 441
Northern Trust Corp.
3.375% due 05/08/32 (USD 3 Month
LIBOR + 1.131%)(Ê) 542 524
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 687 648
Omega Healthcare Investors, Inc.
3.625% due 10/01/29 238 224
Piedmont Operating Partnership, LP

See accompanying notes which are an integral part of the financial statements.
414 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
9.250% due 07/20/28 138 149
PNC Financial Services Group, Inc.
(The)
6.615% due 10/20/27 (SOFR +
1.730%)(Ê) 465 479
5.300% due 01/21/28 (SOFR +
1.342%)(Ê) 1,085 1,101
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 612 610
Radian Group, Inc.
4.875% due 03/15/27 609 606
Santander Holdings USA, Inc.
6.499% due 03/09/29 (SOFR +
2.356%)(Ê) 580 602
Sixth Street Specialty Lending, Inc.
6.950% due 08/14/28 452 470
6.125% due 03/01/29 261 264
State Street Corp.
4.993% due 03/18/27 1,925 1,954
Synchrony Financial
3.700% due 08/04/26 576 563
Synovus Financial Corp.
5.625% due 02/15/28 455 457
VICI Properties, LP
4.500% due 09/01/26 (Þ) 584 581
3.750% due 02/15/27 (Þ) 199 195
Wells Fargo & Co.
5.707% due 04/22/28 (SOFR +
1.070%)(Ê) 1,235 1,263
Series W
4.900% due 01/24/28 (SOFR +
0.780%)(Ê) 1,270 1,278
Zions Bancorp NA
3.250% due 10/29/29 725 648
54,732
Health Care - 1.5%
AbbVie, Inc.
4.800% due 03/15/27 715 724
Centene Corp.
2.450% due 07/15/28 730 671
CVS Health Corp.
1.300% due 08/21/27 720 669
3.250% due 08/15/29 573 540
HCA, Inc.
5.248% due 03/01/28 (SOFR +
0.870%)(Ê) 1,115 1,112
5.200% due 06/01/28 585 594
Highmark, Inc.
1.450% due 05/10/26 (Þ) 520 499
Orlando Health Obligated Group
3.777% due 10/01/28 865 846
Universal Health Services, Inc.
Series WI
1.650% due 09/01/26 638 612
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6,267
Materials and Processing - 1.2%
Berry Global, Inc.
Series WI
1.650% due 01/15/27 709 673
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 666 665
Georgia-Pacific LLC
0.950% due 05/15/26 (Þ) 170 164
Huntsman International LLC
4.500% due 05/01/29 746 703
RPM International, Inc.
3.750% due 03/15/27 672 662
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 976 928
Sherwin-Williams Co. (The)
2.950% due 08/15/29 644 603
Sonoco Products Co.
4.450% due 09/01/26 775 774
5,172
Producer Durables - 3.3%
Boeing Co. (The)
2.196% due 02/04/26 415 407
Caterpillar Financial Services Corp.
4.800% due 01/06/26 1,765 1,769
CNH Industrial Capital LLC
1.450% due 07/15/26 765 736
Hexcel Corp.
3.950% due 02/15/27 607 600
Honeywell International, Inc.
2.500% due 11/01/26 1,400 1,365
Howmet Aerospace, Inc.
6.750% due 01/15/28 551 580
John Deere Capital Corp.
5.150% due 09/08/26 1,725 1,750
L3Harris Technologies, Inc.
5.400% due 01/15/27 1,645 1,671
Lennox International, Inc.
5.500% due 09/15/28 541 555
MasTec , Inc.
4.500% due 08/15/28 (Þ) 550 535
RTX Corp.
5.750% due 11/08/26 540 550
TransDigm , Inc.
6.375% due 03/01/29 (Þ) 90 92
Veralto Corp.
Series WI
5.500% due 09/18/26 569 577
Vontier Corp.
Series WI
2.400% due 04/01/28 671 628
Waste Management, Inc.
4.500% due 03/15/28 965 977
Westinghouse Air Brake Technologies
Corp.

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 415
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series WI
3.450% due 11/15/26 679 669
XPO, Inc.
6.250% due 06/01/28 (Þ) 573 579
14,040
Technology - 2.8%
Alphabet, Inc.
0.800% due 08/15/27 1,700 1,592
Apple, Inc.
Series 0002
3.350% due 02/09/27 1,200 1,190
Broadcom, Inc.
4.150% due 02/15/28 635 633
5.050% due 07/12/29 1,240 1,265
Broadridge Financial Solutions, Inc.
3.400% due 06/27/26 680 671
CDW LLC / CDW Finance Corp.
4.250% due 04/01/28 609 597
Microsoft Corp.
3.125% due 11/03/25 1,835 1,824
Oracle Corp.
1.650% due 03/25/26 170 166
4.800% due 08/03/28 1,225 1,241
5.174% due 08/03/28 (SOFR +
0.760%)(Ê) 530 530
Skyworks Solutions, Inc.
1.800% due 06/01/26 741 717
Synopsys, Inc.
4.650% due 04/01/28 1,185 1,199
11,625
Utilities - 4.4%
AEP Texas, Inc.
Series WI
3.950% due 06/01/28 603 592
AT&T, Inc.
1.700% due 03/25/26 1,800 1,756
2.300% due 06/01/27 735 706
4.350% due 03/01/29 1,490 1,489
Avangrid , Inc.
3.800% due 06/01/29 585 566
Consumers Energy Co.
4.900% due 02/15/29 875 893
DTE Energy Co.
4.950% due 07/01/27 865 874
Florida Power & Light Co.
5.050% due 04/01/28 560 575
Georgia Power Co.
5.004% due 02/23/27 210 213
KeySpan Gas East Corp.
2.742% due 08/15/26 (Þ) 607 593
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 440 433
National Fuel Gas Co.
5.500% due 10/01/26 730 738
NextEra Energy Capital Holdings, Inc.
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.214% due 02/04/28 (SOFR +
0.800%)(Ê) 560 560
NRG Energy, Inc.
4.450% due 06/15/29 (Þ) 576 561
Pacific Gas and Electric Co.
3.000% due 06/15/28 656 621
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 525 526
Sempra
3.250% due 06/15/27 420 408
Southern California Gas Co.
2.950% due 04/15/27 227 221
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 656 635
Southern Power Co.
0.900% due 01/15/26 685 667
System Energy Resources, Inc.
6.000% due 04/15/28 581 603
T-Mobile USA, Inc.
4.950% due 03/15/28 935 949
4.800% due 07/15/28 583 589
Verizon Communications, Inc.
2.100% due 03/22/28 750 708
Vistra Operations Co. LLC
5.050% due 12/30/26 (Þ) 365 367
3.700% due 01/30/27 (Þ) 684 672
Xcel Energy, Inc.
2.600% due 12/01/29 851 778
18,293
164,190
International Debt - 14.0%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.100% due 01/15/27 1,755 1,792
4.875% due 04/01/28 620 623
Alinea CLO Ltd.
Series 2025-1A Class AR
5.170% due 07/20/31 (CME Term
SOFR 3 Month + 0.900%)(Ê)(Þ) 560 559
America Movil SAB de CV
3.625% due 04/22/29 270 261
Apidos CLO XXVI
Series 2024-12A Class ARR
5.736% due 04/15/31 (CME Term
SOFR 3 Month + 1.080%)(Ê)(Þ) 101 101
Ashtead Capital, Inc.
4.375% due 08/15/27 (Þ) 565 561
BAE Systems PLC
5.000% due 03/26/27 (Þ) 850 861
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 634 625
Banco Santander SA

See accompanying notes which are an integral part of the financial statements.
416 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 400 396
5.588% due 08/08/28 539 555
Bank of Montreal
5.266% due 12/11/26 1,300 1,319
Series f2f
4.567% due 09/10/27 (SOFR +
0.880%)(Ê) 630 631
Bank of Nova Scotia (The)
4.750% due 02/02/26 1,450 1,452
4.404% due 09/08/28 (SOFR +
1.000%)(Ê) 1,270 1,268
Barclays PLC
4.836% due 05/09/28 610 609
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 670 663
BAT Capital Corp.
3.215% due 09/06/26 250 246
4.700% due 04/02/27 526 528
3.462% due 09/06/29 670 638
Series WI
3.557% due 08/15/27 650 638
Battery Park CLO, Ltd.
Series 2024-1A Class AR
6.056% due 07/15/36 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 100 100
BCRED MML CLO LLC
Series 2021-1A Class A
6.398% due 01/15/35 (CME Term
SOFR 3 Month + 1.742%)(Ê)(Þ) 200 200
Canadian Imperial Bank of Commerce
5.615% due 07/17/26 1,740 1,766
CarVal CLO XI C, Ltd.
Series 2024-3A Class A1
5.961% due 10/20/37 (CME Term
SOFR 3 Month + 1.390%)(Ê)(Þ) 180 180
CCL Industries, Inc.
3.250% due 10/01/26 (Þ) 683 671
Cedar Funding V CLO, Ltd.
Series 2020-5A Class AFRR
1.937% due 07/17/31 (Þ) 181 176
Cedar Funding XII CLO, Ltd.
Series 2025-12A Class ARR
5.457% due 01/25/38 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 375 372
Cencosud SA
4.375% due 07/17/27 (Þ) 584 577
Coca-Cola Europacific Partners PLC
1.500% due 01/15/27 (Þ) 717 683
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 450 443
Credit Agricole SA
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 590 575
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 521 503
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 706 678
Deutsche Bank AG
2.552% due 01/07/28 (SOFR +
1.318%)(Ê) 777 749
Deutsche Telekom International
Finance BV
3.600% due 01/19/27 (Þ) 750 740
Dryden Senior Loan Fund
Series 2018-55A Class A1
5.538% due 04/15/31 (CME Term
SOFR 3 Month + 1.282%)(Ê)(Þ) 99 99
Series 2021-87A Class A1
5.883% due 05/20/34 (CME Term
SOFR 3 Month + 1.362%)(Ê)(Þ) 200 200
Series 2022-80A Class BR
6.398% due 01/17/33 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 270 270
Elmwood CLO I, Ltd.
Series 2024-1A Class A1RR
5.790% due 04/20/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 130 130
Emera US Finance, LP
Series WI
3.550% due 06/15/26 640 630
Enbridge, Inc.
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 618 621
Enel Finance International NV
3.500% due 04/06/28 (Þ) 584 568
Equinor ASA
3.000% due 04/06/27 475 467
Evergreen Credit Card Trust
Series 2025-CRT5 Class B
5.240% due 05/15/29 (Þ) 320 323
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 528 532
First Quantum Minerals, Ltd.
9.375% due 03/01/29 (Þ) 200 210
Fortis, Inc.
Series WI
3.055% due 10/04/26 604 591
Fresenius Medical Care US Finance
III, Inc.
3.750% due 06/15/29 (Þ) 710 674
Golden Credit Card Trust

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 417
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2021-1A Class A
1.140% due 08/15/28 (Þ) 1,000 960
Harbour Energy PLC
5.500% due 10/15/26 (Þ) 673 668
Honda Motor Co., Ltd.
2.534% due 03/10/27 440 426
HSBC Holdings PLC
5.887% due 08/14/27 (SOFR +
1.570%)(Ê) 685 696
5.597% due 05/17/28 (SOFR +
1.060%)(Ê) 200 203
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 735 726
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 270 268
InRetail Consumer
3.250% due 03/22/28 (Þ) 513 480
Inversiones CMPC SA
4.375% due 04/04/27 (Þ) 230 228
Israel Government International Bond
Series 5Y
5.375% due 03/12/29 200 203
JDE Peet's NV
1.375% due 01/15/27 (Þ) 722 679
LG Energy Solution, Ltd.
5.625% due 09/25/26 (Þ) 542 548
Lloyds Banking Group PLC
5.462% due 01/05/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.375%)(Ê) 700 710
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 309 304
MEGlobal BV
4.250% due 11/03/26 (Þ) 260 257
MF1, Ltd.
Series 2021-FL7 Class A
5.805% due 10/16/36 (CME Term
SOFR 1 Month + 1.194%)(Ê)(Þ) 153 152
NBK Tier 1 Financing 2, Ltd.
1.625% due 09/15/27 (SOFR +
1.050%)(Ê)(Þ) 628 602
Nokia OYJ
4.375% due 06/12/27 674 665
Nomura Holdings, Inc.
1.653% due 07/14/26 626 605
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 350 340
nVent Finance SARL
Series WI
4.550% due 04/15/28 534 534
Octagon Investment Partners 47, Ltd.
Series 2025-1A Class XR2
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.322% due 01/22/38 (CME Term
SOFR 3 Month + 1.050%)(Ê)(Þ) 495 494
Open Text Corp.
6.900% due 12/01/27 (Þ) 630 647
Promigas SA ESP / Gases del Pacifico
SAC
3.750% due 10/16/29 (Þ) 363 338
Prosus NV
3.257% due 01/19/27 (Þ) 647 631
PTTEP Treasury Center Co., Ltd.
2.587% due 06/10/27 (Þ) 680 653
QazaqGaz NC JSC
4.375% due 09/26/27 (Þ) 440 424
Royal Bank of Canada
1.200% due 04/27/26 1,800 1,746
Series GMTN
4.875% due 01/19/27 210 213
5.216% due 03/27/28 (SOFR +
0.820%)(Ê) 835 832
4.522% due 10/18/28 (SOFR +
0.860%)(Ê) 890 892
Sands China, Ltd.
Series WI
2.300% due 03/08/27 200 188
Saudi Government International Bond
5.125% due 01/13/28 (Þ) 610 620
Societe Generale SA
4.250% due 08/19/26 (Þ) 430 426
1.792% due 06/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 334 323
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/26 340 327
Suncor Energy, Inc.
7.875% due 06/15/26 489 506
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 696 702
Suzano International Finance BV
5.500% due 01/17/27 384 387
TELUS Corp.
2.800% due 02/16/27 698 679
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 350 338
TICP CL,O Ltd.
Series 2025-14A Class X
5.267% due 01/20/38 (CME Term
SOFR 3 Month + 0.950%)(Ê)(Þ) 390 388
Toronto-Dominion Bank (The)
4.693% due 09/15/27 755 762
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 265 260
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 460 475

See accompanying notes which are an integral part of the financial statements.
418 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Toyota Motor Credit Corp.
1.339% due 03/25/26 60 58
TransCanada Trust
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 627 619
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 484 487
TSMC Arizona Corp.
1.750% due 10/25/26 400 385
UBS AG
4.864% due 01/10/28 (SOFR +
0.720%)(Ê) 815 820
UBS Group AG
1.494% due 08/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê)(Þ) 712 684
UniCredit SpA
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 635 615
Unilever Capital Corp.
3.100% due 07/30/25 1,800 1,793
Var Energi ASA
5.000% due 05/18/27 (Þ) 194 195
7.500% due 01/15/28 (Þ) 201 212
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 348 330
Voya CLO, Ltd.
Series 2024-3A Class A1R2
5.856% due 10/15/31 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 142 142
Yara International ASA
4.750% due 06/01/28 (Þ) 593 591
Zais CLO 13, Ltd.
Series 2024-13A Class A1AR
5.956% due 07/15/32 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 102 102
58,592
Mortgage-Backed Securities - 15.4%
A&D Mortgage Trust
Series 2023-NQM2 Class A1
6.132% due 05/25/68 (~)(Ê)(Þ) 1,384 1,388
Angel Oak Mortgage Trust
Series 2024-7 Class A1
5.621% due 05/25/69 (~)(Ê)(Þ) 456 457
Series 2025-4 Class A1
5.855% due 04/25/70 (~)(Ê)(Þ) 2,572 2,593
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A1
1.075% due 10/15/54 7 7
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 328
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Bank Commercial Mortgage Pass-
Through Certificates
Series 2019-BN22 Class ASB
2.897% due 11/15/62 104 100
Series 2019-BN24 Class ASB
2.929% due 11/15/62 134 131
Series 2020-BN29 Class A1
0.549% due 11/15/53 25 25
Barclays Commercial Mortgage Trust
Series 2020-C8 Class ASB
1.867% due 10/15/53 60 56
Series 2023 C19 Class A1
5.698% due 04/15/56 4 4
Barclays Mortgage Loan Trust
4.794% due 12/26/64 (~)(Ê)(Þ) 1,975 1,952
Benchmark Mortgage Trust
Series 2019-B15 Class AAB
2.859% due 12/15/72 137 133
Series 2020-B22 Class A1
0.509% due 01/15/54 28 28
Series 2021-B27 Class XA
Interest Only STRIPS
1.368% due 07/15/54 (~)(Ê) 4,052 225
BMO Mortgage Trust
Series 2023-C5 Class A1
5.740% due 06/15/56 6 6
BOCA Commercial Mortgage Trust
Series 2024-BOCA Class A
6.243% due 08/15/41 (CME Term
SOFR 1 Month + 1.921%)(Ê)(Þ) 370 369
BPR Trust
Series 2022-OANA Class A
6.220% due 04/15/37 (CME Term
SOFR 1 Month + 1.898%)(Ê)(Þ) 300 300
BRAVO Residential Funding Trust
Series 2024-NQM5 Class A1
5.803% due 06/25/64 (~)(Ê)(Þ) 1,082 1,088
Series 2025-NQM4 Class A1
5.613% due 05/25/65 (~)(Ê)(Þ) 1,050 1,054
BX Commercial Mortgage Trust
Series 2020-VIVA Class D
3.667% due 03/11/44 (~)(Ê)(Þ) 100 90
Series 2020-VIVA Class E
3.667% due 03/11/44 (~)(Ê)(Þ) 250 218
Series 2021-VOLT Class C
5.536% due 09/15/36 (CME Term
SOFR 1 Month + 1.214%)(Ê)(Þ) 475 468
BX Trust
Series 2021-ARIA Class A
5.623% due 10/15/36 (CME Term
SOFR 1 Month + 1.014%)(Ê)(Þ) 310 308
Series 2022-LBA6 Class A
5.322% due 01/15/39 (CME Term
SOFR 1 Month + 1.000%)(Ê)(Þ) 250 249
Citigroup Commercial Mortgage Trust
Series 2016-P4 Class A3

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 419
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
2.646% due 07/10/49 840 819
Series 2019-GC41 Class AAB
2.720% due 08/10/56 131 127
COLT Mortgage Loan Trust
Series 2024-2 Class A1
6.125% due 04/25/69 (~)(Ê)(Þ) 596 599
Series 2024-INV3 Class A1
5.443% due 09/25/69 (~)(Ê)(Þ) 642 642
Series 2025-INV2 Class A1
5.601% due 02/25/70 (~)(Ê)(Þ) 2,109 2,122
Commercial Mortgage Trust
Series 2015-LC23 Class ASB
3.598% due 10/10/48 5 5
Connecticut Avenue Securities Trust
Series 2021-R03 Class 1M2
6.004% due 12/25/41 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 185 185
Series 2023-R08 Class 1M2
6.854% due 10/25/43 (SOFR 30 Day
Average + 2.500%)(Ê)(Þ) 450 461
Series 2024-R02 Class 1M2
6.154% due 02/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 230 230
Cross Mortgage Trust
Series 2023-H2 Class A1A
7.135% due 11/25/68 (~)(Ê)(Þ) 230 233
CSAIL Commercial Mortgage Trust
Series 2016-C7 Class ASB
3.314% due 11/15/49 10 10
Series 2019-C17 Class ASB
2.957% due 09/15/52 138 135
Series 2020-C19 Class A1
1.296% due 03/15/53 17 17
ELM Trust
Series 2024-ELM Class A15
5.994% due 06/10/39 (~)(Ê)(Þ) 450 453
Fannie Mae
4.500% due 2025 — —
2.280% due 2026 274 266
3.000% due 2034 59 58
Fannie Mae REMICS
Series 2007-73 Class A1
0.236% due 07/25/37 (SOFR 30 Day
Average + 0.174%)(Ê) 6 6
Series 2024-15 Class FD
6.084% due 04/25/54 (SOFR 30 Day
Average + 1.350%)(Ê) 1,031 1,032
Series 2024-25 Class AD
5.000% due 03/25/44 970 968
Series 2024-26 Class FC
5.590% due 05/25/54 (SOFR 30 Day
Average + 1.250%)(Ê) 3,040 3,031
Series 2024-63 Class HA
5.000% due 06/25/52 665 666
Series 2024-90 Class B
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.000% due 07/25/51 856 854
Series 2024-103 Class FE
5.924% due 01/25/55 (SOFR 30 Day
Average + 1.300%)(Ê) 1,011 1,008
Series 2024-103 Class FH
5.874% due 01/25/55 (SOFR 30 Day
Average + 1.250%)(Ê) 2,508 2,500
Series 2024-5487 Class EA
5.000% due 12/25/51 2,348 2,346
Series 2024-5490 Class LA
5.000% due 04/25/52 2,775 2,776
Series 2025-1 Class FB
6.103% due 02/25/55 (SOFR 30 Day
Average + 1.500%)(Ê) 1,839 1,848
Series 2025-6 Class FE
6.047% due 02/25/55 (SOFR 30 Day
Average + 1.500%)(Ê) 1,858 1,867
Freddie Mac REMICS
Series 2024-5475 Class FA
5.669% due 11/25/54 (SOFR 30 Day
Average + 1.100%)(Ê) 1,155 1,146
Series 2024-5488 Class HA
5.000% due 01/25/52 1,004 1,002
Freddie Mac STACR REMIC Trust
Series 2021-DNA6 Class M2
5.854% due 10/25/41 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 365 364
Series 2022-DNA2 Class M1A
5.654% due 02/25/42 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 23 23
Series 2022-DNA2 Class M1B
6.754% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 300 305
FRESB Mortgage Trust
Series 2018-SB52 Class A10F
3.480% due 06/25/28 (~)(Ê) 148 146
Series 2018-SB53 Class A10F
3.643% due 06/25/28 (~)(Ê) 64 63
Series 2018-SB54 Class A10F
3.520% due 05/25/28 (~)(Ê) 19 18
GS Mortgage-Backed Securities Trust
Series 2025-PJ4 Class A5
5.500% due 09/25/55 (~)(Ê)(Þ) 935 939
JPMDB Commercial Mortgage
Securities Trust
Series 2019-COR6 Class ASB
2.982% due 11/13/52 68 67
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2017-JP5 Class ASB
3.549% due 03/15/50 149 148
Series 2017-JP7 Class A3
3.379% due 09/15/50 156 151
JPMorgan Mortgage Trust
Series 2024-CCM1 Class A4A
5.500% due 04/25/55 (~)(Ê)(Þ) 2,948 2,961

See accompanying notes which are an integral part of the financial statements.
420 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2025-3 Class A1A
5.599% due 09/25/55 (~)(Ê)(Þ) 1,155 1,162
Mill City Mortgage Loan Trust
Series 2019-1 Class A1
3.250% due 10/25/69 (~)(Ê)(Þ) 127 123
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2016-C32 Class ASB
3.514% due 12/15/49 109 108
Morgan Stanley Capital I Trust
Series 2019-H7 Class ASB
3.171% due 07/15/52 260 255
NYC Commercial Mortgage Trust
Series 2025-3BP Class A
5.523% due 02/15/42 (CME Term
SOFR 1 Month + 1.213%)(Ê)(Þ) 730 721
OBX Trust
Series 2025-NQM6 Class A1
5.603% due 03/25/65 (~)(Ê)(Þ) 1,086 1,091
Series 2025-NQM7 Class A1
5.560% due 05/25/55 (~)(Ê)(Þ) 1,655 1,663
PRPM LLC
Series 2024-RCF1 Class A1
4.000% due 01/25/54 (~)(Ê)(Þ) 645 631
Series 2025-RCF1 Class A1
4.500% due 02/25/55 (~)(Ê)(Þ) 581 570
Rate Mortgage Trust
Series 2024-J1 Class J7
6.000% due 07/25/54 (~)(Ê)(Þ) 14 14
Series 2024-J4 Class A5
5.500% due 12/25/54 (~)(Ê)(Þ) 2,987 2,989
RCKT Mortgage Trust
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 254 255
Series 2024-CES8 Class A1A
5.490% due 11/25/44 (~)(Ê)(Þ) 910 913
Series 2025-CES1 Class A1A
5.653% due 02/25/45 (~)(Ê)(Þ) 918 924
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 849 854
Sequoia Mortgage Trust
Series 2024-INV1 Class A6
5.500% due 10/25/54 (~)(Ê)(Þ) 2,407 2,420
Series 2025-4 Class A5
5.500% due 05/25/55 (~)(Ê)(Þ) 1,210 1,218
Towd Point Mortgage Trust
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 230 226
Series 2019-4 Class A1
2.900% due 10/25/59 (~)(Ê)(Þ) 173 166
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 280 268
Series 2021-SJ2 Class A1A
2.250% due 12/25/61 (~)(Ê)(Þ) 200 193
UBS Commercial Mortgage Trust
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2017-C2 Class A3
3.225% due 08/15/50 340 333
Verus Securitization Trust
Series 2024-7 Class A1
5.095% due 09/25/69 (~)(Ê)(Þ) 871 868
Series 2024-INV1 Class A1
6.116% due 03/25/69 (~)(Ê)(Þ) 201 203
Series 2024-INV2 Class A1
5.332% due 08/26/69 (~)(Ê)(Þ) 468 468
Series 2025-3 Class A1
5.623% due 05/25/70 (~)(Ê)(Þ) 775 779
Wells Fargo Commercial Mortgage
Trust
Series 2016-C35 Class A3
2.674% due 07/15/48 732 717
Series 2019-C52 Class ASB
2.833% due 08/15/52 77 75
Series 2020-C55 Class ASB
2.651% due 02/15/53 57 55
64,436
Municipal Bonds - 0.4%
County of Miami-Dade Seaport
Department Revenue Bonds
1.522% due 10/01/27 (µ) 345 325
New York State Dormitory Authority
Revenue Bonds
4.150% due 03/15/27 345 345
Pennsylvania Higher Educational
Facilities Authority Revenue Bonds
4.861% due 11/01/26 (µ) 605 609
Redevelopment Authority of the City of
Philadelphia Revenue Bonds
4.518% due 09/01/27 470 474
Taxable Municipal Funding Trust
Revenue Bonds
4.650% due 09/01/30 (~)(Ê)(Þ) 170 170
1,923
United States Government Treasuries - 9.1%
United States Treasury Floating Rate
Notes
4.370% due 07/31/25 (U.S. Treasury
3 Month Bill Money Market Yield +
0.125%)(Ê) 2,365 2,365
United States Treasury Notes
4.375% due 07/31/26 1,800 1,812
4.625% due 09/15/26 750 759
1.250% due 12/31/26 1,800 1,730
2.500% due 03/31/27 3,250 3,184
4.500% due 04/15/27 5,350 5,439
3.250% due 06/30/27 705 700
3.750% due 08/15/27 2,000 2,007
3.375% due 09/15/27 3,030 3,016
4.375% due 11/30/28 13,235 13,562
4.000% due 02/28/30 3,445 3,491
38,064

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 421
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Total Long-Term Fixed
Income Investments
(cost $376,956) 379,690
Short-Term Investments - 9.4%
Alphabet, Inc.
4.092% due 05/14/25 (ç)(Þ)(ž) 250 250
4.423% due 06/13/25 (ç)(ž) 250 249
Apple, Inc.
4.202% due 05/27/25 (ç)(Þ)(ž) 325 324
Atlantic Asset Securitization LLC
4.570% due 08/13/25 (Þ)(ž) 1,000 987
LMA-Americas LLC
4.506% due 07/18/25 (Þ)(ž) 300 297
MUFG Bank, Ltd.
4.483% due 07/07/25 (ž) 1,000 992
Natixis SA
4.422% due 10/07/25 (ž) 500 490
RWE AG
0.000% due 05/01/25 (ç)(ž) 1,200 1,200
Svenska Handelsbanken AB
4.360% due 07/02/25 2,400 2,400
Thunder Bay Funding LLC
3.792% due 05/08/25 (ç)(Þ)(ž) 850 849
Toronto-Dominion Bank
4.500% due 10/07/25 105 105
U.S. Cash Management Fund(@) 26,218,429
(∞)
26,211
United States Treasury Bills
4.057% due 05/22/25 (ž) 255 254
4.232% due 06/10/25 (ž) 450 448
4.219% due 07/17/25 (ž) 1,800 1,784
4.283% due 08/12/25 (ž) 2,300 2,272
Total Short-Term Investments
(cost $39,112) 39,112
Total Investments - 100.0%
(identified cost $416,068) 418,802
Other Assets and Liabilities,
Net - 0.0%
198
Net Assets - 100.0%
419,000

See accompanying notes which are an integral part of the financial statements.
422 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
30.2%
A&D Mortgage Trust 04/08/25 1,383,729 99.94 1,383
1,388
Aircastle , Ltd. 09/14/23 231,000 90.56 209
218
Alaska Airlines Pass-Through Trust 11/17/23 417,478 97.54 407
414
Alinea CLO Ltd. 01/23/25 559,852 100.00 560
559
Alphabet, Inc. 04/14/25 250,000 99.84 250
250
American Airlines Group, Inc. 11/17/23 90,000 102.41 92
92
AMSR Trust 11/21/23 312,920 92.36 289
307
AMSR Trust 11/28/23 718,480 94.56 679
714
AMSR Trust 02/01/24 821,136 94.18 773
806
AMSR Trust 06/07/24 2,659,388 92.05 2,448
2,559
AMSR Trust 10/29/24 150,000 95.78 144
146
AMSR Trust 02/20/25 570,000 98.01 559
560
AMSR Trust 03/05/25 725,000 98.02 711
714
Angel Oak Mortgage Trust 08/07/24 456,034 93.70 427
457
Angel Oak Mortgage Trust 04/09/25 2,571,905 100.00 2,572
2,593
Apidos CLO XXVI 06/24/24 100,968 100.00 101
101
Apple, Inc. 04/21/25 325,000 99.69 324
324
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102.70 354
328
Ashtead Capital, Inc. 04/29/24 565,000 96.92 548
561
Atlantic Asset Securitization LLC 02/20/25 1,000,000 98.74 987
987
Avis Budget Rental Car Funding (AESOP) LLC 05/24/23 1,540,000 100.86 1,551
1,570
Avis Budget Rental Car Funding (AESOP) LLC 07/19/23 620,000 97.08 602
617
BAE Systems PLC 03/19/24 850,000 99.67 847
861
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 11/13/24 634,000 98.11 622
625
Barclays Mortgage Loan Trust 04/01/25 1,975,224 98.92 1,954
1,952
Battalion CLO XV, Ltd. 01/31/25 1,382,286 100.00 1,382
1,377
Battery Park CLO, Ltd. 10/31/24 100,000 100.24 100
100
BCRED MML CLO LLC 11/10/21 200,000 100.00 200
200
BOCA Commercial Mortgage Trust 08/07/24 370,000 100.13 371
369
BPR Trust 12/13/24 300,000 100.46 301
300
BRAVO Residential Funding Trust 07/31/24 1,082,262 100.00 1,082
1,088
BRAVO Residential Funding Trust 04/23/25 1,050,000 100.00 1,050
1,054
BX Commercial Mortgage Trust 06/16/21 250,000 100.38 251
218
BX Commercial Mortgage Trust 12/13/24 475,000 99.39 472
468
BX Commercial Mortgage Trust 01/30/25 100,000 89.27 89
90
BX Trust 10/13/21 310,000 99.81 309
308
BX Trust 11/12/24 250,000 99.64 249
249
Caesars Entertainment, Inc. 02/29/24 31,000 101.86 32
31
Cargill, Inc. 10/05/22 1,300,000 100.05 1,301
1,301
CarVal CLO XI C, Ltd. 08/14/24 180,000 100.00 180
180
CCL Industries, Inc. 08/13/24 683,000 97.75 668
671
Cedar Funding V CLO, Ltd. 07/23/21 181,500 100.00 182
176
Cedar Funding XII CLO, Ltd. 02/13/25 375,000 100.00 375
372
Cencosud SA 08/14/23 584,000 96.89 566
577
CF Industries, Inc. 08/13/24 666,000 99.67 664
665
Coca-Cola Europacific Partners PLC 09/12/24 717,000 95.44 684
683
COLT Mortgage Loan Trust 08/12/24 641,721 100.00 642
642
COLT Mortgage Loan Trust 02/07/25 2,109,246 100.00 2,109
2,122
COLT Mortgage Loan Trust 04/08/25 595,723 100.61 599
599
Columbia Pipelines Holding Co. LLC 09/14/23 565,000 100.41 567
583
Columbia Pipelines Holding Co. LLC 09/27/23 210,000 100.17 210
213
Connecticut Avenue Securities Trust 11/13/24 185,000 100.67 186
185
Connecticut Avenue Securities Trust 01/14/25 450,000 102.62 462
461
Connecticut Avenue Securities Trust 01/15/25 230,000 101.12 233
230
Continental Resources, Inc. 04/25/22 190,000 95.53 182
182
Cooperatieve Rabobank UA 04/05/22 450,000 99.52 448
443
Credit Acceptance Auto Loan Trust 03/18/25 700,000 100.00 700
709
Credit Agricole SA 05/20/21 590,000 98.18 579
575
Credit Agricole SA 01/22/24 521,000 93.79 489
503
Cross Mortgage Trust 01/08/25 229,569 101.85 234
233
Danske Bank A/S 08/13/24 706,000 95.23 672
678
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 08/13/24 1,663,000 99.15 1,648
1,648
Deutsche Telekom International Finance BV 10/09/24 750,000 98.50 739
740
DISH DBS Corp. 11/10/21 20,000 100.00 20
18

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 423
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
DLLAA LLC 01/14/25 320,000 99.99 320
325
Dryden Senior Loan Fund 07/26/21 99,118 100.00 99
99
Dryden Senior Loan Fund 04/08/22 270,000 99.38 268
270
Dryden Senior Loan Fund 11/20/23 200,000 99.49 199
200
ELM Trust 11/01/24 450,000 101.07 455
453
Elmwood CLO I, Ltd. 02/01/24 130,000 100.00 130
130
Enel Finance International NV 04/29/24 584,000 94.50 552
568
Enterprise Fleet Financing LLC 03/23/22 6,719 99.99 7
7
EQT Corp. 09/07/21 290,000 98.91 287
284
ERAC USA Finance LLC 04/26/23 375,000 99.76 374
378
Evergreen Credit Card Trust 01/08/25 320,000 100.00 320
323
First Quantum Minerals, Ltd. 02/29/24 200,000 103.20 206
210
FirstKey Homes Trust 02/29/24 444,364 94.48 420
438
FirstKey Homes Trust 05/06/24 2,020,497 97.66 1,973
2,005
Ford Credit Floorplan Master Owner Trust A 01/29/25 450,000 101.37 456
459
Freddie Mac STACR REMIC Trust 02/07/22 23,051 100.00 23
23
Freddie Mac STACR REMIC Trust 02/07/22 300,000 101.98 306
305
Freddie Mac STACR REMIC Trust 12/27/24 364,930 100.49 367
364
Fresenius Medical Care US Finance III, Inc. 08/13/24 710,000 94.59 672
674
GA Global Funding Trust 01/08/21 285,000 99.98 285
279
GECU Auto Receivables Trust 08/07/23 270,000 99.99 270
272
Georgia-Pacific LLC 05/20/21 170,000 97.41 166
164
Golden Credit Card Trust 11/13/24 1,000,000 94.81 948
960
GoodGreen Trust 04/21/21 141,427 99.98 141
115
GS Mortgage-Backed Securities Trust 04/16/25 935,000 99.70 932
939
Harbour Energy PLC 11/13/24 673,000 99.85 672
668
Harley-Davidson Financial Services, Inc. 11/13/24 706,000 95.63 675
676
Hat Holdings I LLC 09/12/24 694,000 97.69 678
674
Hertz Vehicle Financing III LLC 05/27/22 3,845,000 94.47 3,608
3,675
Hertz Vehicle Financing III LLC 12/26/23 975,000 102.81 1,002
1,015
Hertz Vehicle Financing III LLC 03/05/25 845,000 99.99 845
846
Hertz Vehicle Financing LLC 02/06/24 890,000 94.13 838
848
Highmark, Inc. 05/05/21 520,000 99.97 520
499
Hilton Grand Vacations Trust 06/02/20 86,477 100.00 87
84
Hin Timeshare Trust 03/19/24 147,219 99.98 147
149
Home Partners of America Trust 02/13/24 955,080 86.29 824
872
Home Partners of America Trust 01/30/25 888,375 96.22 855
853
Home Partners of America Trust 02/06/25 312,027 95.79 299
299
Hyundai Capital America 06/18/24 200,000 100.06 200
202
Imperial Brands Finance PLC 06/13/24 735,000 97.62 718
726
InRetail Consumer 02/14/24 513,000 91.95 472
480
Inversiones CMPC SA 08/23/23 230,000 97.04 223
228
Invitation Homes Trust 08/16/24 189,675 96.08 182
183
JDE Peet's NV 09/12/24 722,000 94.97 686
679
JPMorgan Mortgage Trust 11/13/24 2,947,536 98.64 2,908
2,961
JPMorgan Mortgage Trust 04/15/25 1,155,000 100.00 1,155
1,162
KeySpan Gas East Corp. 07/17/24 607,000 96.79 588
593
LG Energy Solution, Ltd. 04/29/24 542,000 99.83 541
548
LMA-Americas LLC 03/19/25 300,000 99.05 297
297
LPL Holdings, Inc. 10/09/24 779,000 95.54 744
747
M&T Bank Auto Receivables Trust 03/13/24 1,315,000 99.98 1,315
1,333
M&T Equipment Notes 08/08/23 280,000 99.98 280
284
Mars, Inc. 03/05/25 745,000 100.00 745
753
Mars, Inc. 03/05/25 915,000 99.92 914
921
MasTec , Inc. 09/14/23 550,000 93.70 515
535
MEGlobal BV 08/23/23 260,000 97.91 255
257
Merchants Fleet Funding LLC 06/11/24 290,824 99.99 291
293
Met Tower Global Funding 09/07/21 985,000 98.18 967
946
MF1, Ltd. 09/10/21 153,012 100.00 153
152
Mill City Mortgage Loan Trust 01/29/25 126,921 96.72 123
123
Monongahela Power Co. 12/12/23 440,000 96.82 426
433
Mutual of Omaha Insurance Co. 07/19/23 435,000 99.97 435
441
MVW LLC 11/19/24 75,605 94.03 71
72
Navient Private Education Refi Loan Trust 01/27/23 160,261 96.68 155
156
Navient Private Education Refi Loan Trust 11/21/24 93,512 92.84 87
88

See accompanying notes which are an integral part of the financial statements.
424 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Navient Private Education Refi Loan Trust 11/22/24 380,229 89.55 341
343
Navient Private Education Refi Loan Trust 03/24/25 39,156 91.58 36
37
Navient Private Education Refi Loan Trust 03/26/25 215,079 88.42 190
189
Navistar Financial Dealer Note Master Trust 10/28/24 100,000 100.92 101
101
NBK Tier 1 Financing 2, Ltd. 07/17/24 628,000 94.33 592
602
NCL Corp., Ltd. 01/10/24 30,000 104.04 31
31
Nelnet Student Loan Trust 01/07/22 385,000 99.81 384
378
Nestle Holdings, Inc. 02/29/24 1,500,000 100.26 1,504
1,511
NextGear Floorplan Master Owner Trust 11/22/24 856,000 99.06 848
858
NGPL PipeCo LLC 04/26/23 536,000 98.70 529
535
Nissan Master Owner Trust Receivables 11/04/24 235,000 100.78 237
238
NRG Energy, Inc. 12/05/24 576,000 97.06 559
561
NTT Finance Corp. 02/24/21 350,000 97.80 342
340
NYC Commercial Mortgage Trust 02/05/25 730,000 99.75 728
721
OBX Trust 04/09/25 1,085,759 99.87 1,084
1,091
OBX Trust 04/24/25 1,655,000 100.00 1,655
1,663
Octagon Investment Partners 47, Ltd. 12/20/24 495,000 100.00 495
494
Open Text Corp. 08/13/24 630,000 103.71 653
647
Pennsylvania Electric Co. 03/28/23 525,000 99.92 525
526
Progress Residential Trust 01/12/24 746,421 92.54 691
728
Progress Residential Trust 02/29/24 178,732 91.97 164
173
Progress Residential Trust 11/21/24 530,769 95.97 509
514
Promigas SA ESP / Gases del Pacifico SAC 01/10/25 363,000 91.20 331
338
Prosus NV 02/15/23 647,000 95.32 617
631
PRPM LLC 01/07/25 645,389 97.33 628
631
PRPM LLC 02/03/25 581,360 97.88 569
570
PTTEP Treasury Center Co., Ltd. 02/10/25 680,000 95.33 648
653
QazaqGaz NC JSC 08/23/23 440,000 95.84 422
424
Rate Mortgage Trust 06/28/24 14,000 99.47 14
14
Rate Mortgage Trust 11/14/24 2,986,837 98.87 2,953
2,989
RCKT Mortgage Trust 11/12/24 910,390 99.41 905
913
RCKT Mortgage Trust 11/19/24 253,791 100.70 256
255
RCKT Mortgage Trust 12/03/24 209,280 100.47 210
210
RCKT Mortgage Trust 01/17/25 918,245 100.00 918
924
RCKT Mortgage Trust 02/26/25 849,446 100.00 849
854
Royal Caribbean Cruises, Ltd. 02/29/24 100,000 98.90 99
100
Saudi Government International Bond 01/06/25 610,000 99.87 609
620
SBNA Auto Lease Trust 11/21/24 950,000 102.01 969
967
Sealed Air Corp. 09/15/21 976,000 97.34 942
928
Sequoia Mortgage Trust 11/15/24 2,407,291 99.21 2,388
2,420
Sequoia Mortgage Trust 04/16/25 1,210,000 99.73 1,207
1,218
SFS Auto Receivables Securitization Trust 01/09/24 170,000 100.00 170
171
SFS Auto Receivables Securitization Trust 12/17/24 700,000 99.93 700
704
SMB Private Education Loan Trust 05/12/23 211,459 100.00 211
215
SMB Private Education Loan Trust 03/07/24 200,548 99.97 201
203
Smithfield Foods, Inc. 10/09/24 752,000 98.39 740
743
Societe Generale SA 09/12/24 430,000 98.81 425
426
Societe Generale SA 10/09/24 334,000 95.75 320
323
STAR Trust 07/06/23 1,624,932 99.79 1,621
1,623
STAR Trust 09/18/24 2,208,275 100.01 2,209
2,213
Suzano Austria GmbH 05/09/24 696,000 99.98 696
702
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 170,000 100.00 170
170
Tesla Sustainable Energy Trust 11/01/24 605,000 100.00 605
612
Thunder Bay Funding LLC 02/10/25 850,000 99.92 849
849
TICP CL,O Ltd. 02/03/25 390,000 100.00 390
388
Towd Point Mortgage Trust 07/01/19 229,839 98.37 226
226
Towd Point Mortgage Trust 11/18/21 279,674 101.00 282
268
Towd Point Mortgage Trust 12/15/21 199,812 96.25 192
193
Towd Point Mortgage Trust 11/19/24 173,064 94.88 164
166
Toyota Auto Loan Extended Note Trust 11/21/24 400,000 97.99 392
396
TransDigm , Inc. 02/29/24 90,000 100.50 90
92
Transportadora de Gas Internacional SA ESP 01/22/24 484,000 98.24 476
487
Tricon American Homes Trust 01/12/24 1,784,287 89.26 1,593
1,664
Tricon Residential Trust 05/22/24 299,659 97.47 292
299
UBS Group AG 11/13/24 712,000 95.12 677
684

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 425
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
UniCredit SpA 09/14/23 635,000 93.27 592
615
Var Energi ASA 05/11/23 194,000 98.79 192
195
Var Energi ASA 09/14/23 201,000 102.29 206
212
Venture Global LNG, Inc. 02/29/24 80,000 105.46 84
83
Verus Securitization Trust 05/20/24 200,857 99.87 201
203
Verus Securitization Trust 08/14/24 468,220 100.00 468
468
Verus Securitization Trust 04/08/25 871,429 99.28 865
868
Verus Securitization Trust 04/15/25 775,000 100.00 775
779
VICI Properties, LP 07/17/24 584,000 98.80 577
581
VICI Properties, LP 02/10/25 199,000 97.61 194
195
Videotron, Ltd. 12/05/24 348,000 94.55 329
330
Vistra Operations Co. LLC 09/14/23 684,000 97.34 666
672
Vistra Operations Co. LLC 11/19/24 365,000 99.96 365
367
Voya CLO, Ltd. 04/24/24 141,765 100.00 142
142
XPO, Inc. 09/14/23 573,000 98.81 566
579
Yara International ASA 08/14/23 593,000 96.32 571
591
Zais CLO 13, Ltd. 08/07/24 102,296 100.00 102 102
126,678
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Japanese 10 Year Mini Government Bond Futures 2 JPY 28,130 06/25
(1)
Long Gilt Futures 42 GBP 3,928 06/25
64
United States 2 Year Treasury Note Futures 286 USD 59,530 06/25
436
United States 5 Year Treasury Note Futures 89 USD 9,718 06/25
153
United States 10 Year Ultra Treasury Note Futures 59 USD 6,769 06/25
66
United States Treasury Ultra Bond Futures 3 USD 363 06/25 1
Short Positions
Canadian 10 Year Government Bond Futures 26 CAD 3,215 06/25
23
Euro-Bund Futures 30 EUR 3,953 06/25
(23)
Japanese 10 Year Mini Government Bond Futures 8 JPY 1,125,200 06/25
(166)
United States 2 Year Treasury Note Futures 18 USD 3,746 06/25 (30)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 523
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 3,841 CAD 5,491 05/13/25 145
Bank of New York GBP 1,449 USD 1,875 05/13/25 (56)
HSBC USD 1,764 NOK 18,422 05/13/25 7
HSBC SEK 17,565 USD 1,763 05/13/25 (55)
JPMorgan Chase USD 2,928 EUR 2,706 05/13/25 139
JPMorgan Chase USD 3,600 EUR 3,161 05/13/25 (18)
JPMorgan Chase USD 3,073 JPY 457,196 05/13/25 129

See accompanying notes which are an integral part of the financial statements.
426 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 355 CHF 292 05/13/25 (1)
State Street USD 528 GBP 394 05/13/25 (2)
State Street USD 59 SEK 568 05/13/25 —
State Street CAD 138 USD 100 05/13/25 (1)
State Street CHF 4,952 USD 5,626 05/13/25 (380)
State Street JPY 52,863 USD 372 05/13/25 2
State Street NOK 151 USD 15 05/13/25 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (91)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA High Yield Index Goldman Sachs USD 7,065 5.000%
(2)
06/20/30 221 87 308
Total Open Credit Indices - Sell Protection Contracts 221 87 308
Total Open Credit Default Swap Contracts (å) 221 87 308
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 52,485 $ —
$ —
$ 52,485 12.5
Corporate Bonds and Notes — 164,1 90 —
—
164,1 90 39.2
International Debt — 58,592 —
—
58,592 14.0
Mortgage-Backed Securities — 64,4 36 —
—
64,436 15.4
Municipal Bonds — 1,923 —
—
1,923 0.4
United States Government Treasuries — 38,06 4 —
—
38,06 4 9.1
Short-Term Investments — 12,90 1 — 26,21 1 39,112 9.4
Total Investments — 392,5 91 — 26,21 1 418,802 100.0
Other Assets and Liabilities, Net
—
*
100.0

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 427
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 743 — — — 743 0.2
Foreign Currency Exchange Contracts — 422 — — 422 0.1
Credit Default Swap Contracts — 308 — — 308 0.1
A
Liabilities
Futures Contracts (220) — — — (220) (0.1)
Foreign Currency Exchange Contracts — (513) — — (513) (0.1)
Total Other Financial Instruments
**
$ 523 $ 217 $ — $ — $ 740
*
Less than 0.05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Brazil ...........................................................................................
1,681
Canada .........................................................................................
19,030
Cayman Islands ...........................................................................
3,665
Chile ............................................................................................
805
China ...........................................................................................
630
Colombia .....................................................................................
825
Denmark ......................................................................................
678
Finland ........................................................................................
665
France ..........................................................................................
2,318
Germany ......................................................................................
3,363
Ireland .........................................................................................
2,415
Israel ............................................................................................
541
Italy .............................................................................................
1,183
Japan ...........................................................................................
2,748
Kazakhstan ..................................................................................
424
Kuwait .........................................................................................
859
Macao ..........................................................................................
188
Mexico ........................................................................................
886
Netherlands .................................................................................
1,390
Norway ........................................................................................
874
Peru .............................................................................................
480
Saudi Arabia ................................................................................
620

See accompanying notes which are an integral part of the financial statements.
428 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
South Korea ................................................................................
548
Spain ...........................................................................................
952
Sweden ........................................................................................
2,400
Switzerland .................................................................................
1,504
Taiwan .........................................................................................
385
Thailand ......................................................................................
653
United Kingdom ..........................................................................
10,755
United States ...............................................................................
355,127
Zambia ........................................................................................
210
Total Investments ........................................................................ 418,802

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 429
Russell Investment Company
Short Duration Bond Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 422 $ —
Variation margin on futures contracts* — — 743
Credit default swap contracts, at fair value 308 — —
Total
$ 308 $ 422 $ 743
Location: Statement of Assets and Liabilities - Liabilities
0 0 0
Variation margin on futures contracts* $ — $ — $ 220
Unrealized depreciation on foreign currency exchange contracts — 513 —
Total
$ — $ 513 $ 220
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (958)
Credit default swap contracts (12) — —
Foreign currency exchange contracts — 238 —
Total
$ (12) $ 238 $ (958)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0 0
Futures contracts $ — $ — $ 1,745
Credit default swap contracts 87 — —
Foreign currency exchange contracts — 114 —
Total
$ 87 $ 114 $ 1,745
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
430 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2025 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 422 $ — $ 422
Credit Default Swap Contracts Credit default swap contracts, at fair value 308 — 308
Total Financial and Derivative Assets
730 — 730
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 730 $ — $ 730
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of New York
$ 145 $ 56 $ — $ 89
Goldman Sachs
308 — — 308
HSBC
7 7 — —
JPMorgan Chase
268 18 — 250
State Street
2 2 — —
Total
$ 730 $ 83 $ — $ 647

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 431
Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2025 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 513 $ — $ 513
Total Financial and Derivative Liabilities
513 — 513
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 513 $ — $ 513
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 56 $ 56 $ — $ —
HSBC 55 7 — 48
JPMorgan Chase 18 18 — —
State Street 384 2 — 382
Total
$ 513 $ 83 $ — $ 430
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
432 Short Duration Bond Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 416,068
Investments, at fair value(>) ........................................................................................................................................................
418,802
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 422
Receivables:
Dividends and interest ...................................................................................................................................................... 2,830
Dividends from affiliated funds ....................................................................................................................................... 98
Investments sold ............................................................................................................................................................... 112
Fund shares sold ............................................................................................................................................................... 350
From broker(a)(b) ............................................................................................................................................................ 852
Variation margin on futures contracts .............................................................................................................................. 524
Prepaid expenses .......................................................................................................................................................................... 3
Credit default swap contracts, at fair value(+) ............................................................................................................................. 308
Total assets ...............................................................................................................................................................
424,301
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 1,334
Due to broker (c) .............................................................................................................................................................. 95
Investments purchased ..................................................................................................................................................... 2,865
Fund shares redeemed ...................................................................................................................................................... 177
Accrued fees to affiliates .................................................................................................................................................. 138
Other accrued expenses .................................................................................................................................................... 179
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 513
Total liabilities ...........................................................................................................................................................
5,301
Net Assets ...............................................................................................................................................................
$ 419,000

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 433
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (8,120)
Shares of beneficial interest .........................................................................................................................................................
221
Additional paid-in capital ............................................................................................................................................................
426,899
Net Assets ...............................................................................................................................................................
$ 419,000
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 18.89
Maximum offering price per share (Net asset value plus sales charge of 2 .5 0%): Class A ..................................................... $ 19. 37
Class A — Net assets ........................................................................................................................................................... $ 8,938,134
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 473,076
Net asset value per share: Class C (#) .......................................................................................................................................... $ 18.52
Class C — Net assets ........................................................................................................................................................... $ 5,885,051
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 317,745
Net asset value per share: Class M (#) ......................................................................................................................................... $ 18.96
Class M — Net assets .......................................................................................................................................................... $ 42,509,005
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 2,242,333
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 18.99
Class R6 — Net assets ......................................................................................................................................................... $ 1,228,212
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 64,686
Net asset value per share: Class S (#) .......................................................................................................................................... $ 18.94
Class S — Net assets ............................................................................................................................................................ $ 172,142,694
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 9,087,755
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 18.96
Class Y — Net assets ........................................................................................................................................................... $ 188,297,018
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 9,930,308
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ 221
(>)     Investments in affiliates, U.S. Cash Management Fund $ 26,211
(a)   Receivable from Broker for Futures $ 555
(b)   Receivable from Broker for Swaps $ 297
(c)   Due to Broker for Futures $ 95
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
434 Short Duration Bond Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 9,776
Dividends from affiliated funds ....................................................................................................................................... 547
Total investment income ..............................................................................................................................................................
10,323
Expenses
Advisory fees ................................................................................................................................................................... 761
Administrative fees .......................................................................................................................................................... 104
Custodian fees .................................................................................................................................................................. 75
Distribution fees - Class A ............................................................................................................................................... 11
Distribution fees - Class C ............................................................................................................................................... 23
Transfer agent fees - Class A ........................................................................................................................................... 9
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 41
Transfer agent fees - Class S ............................................................................................................................................ 174
Transfer agent fees - Class Y ........................................................................................................................................... 5
Professional fees .............................................................................................................................................................. 74
Registration fees ............................................................................................................................................................... 45
Shareholder servicing fees - Class C ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 11
Printing fees ..................................................................................................................................................................... 28
Miscellaneous .................................................................................................................................................................. 1 6
Expenses before reductions .............................................................................................................................................. 1,39 1
Expense reductions .......................................................................................................................................................... (275)
Net expenses ................................................................................................................................................................................
1,11 6
Net investment income (loss) .......................................................................................................................................................
9,20 7
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 13 5
Investments in affiliated funds ......................................................................................................................................... (6)
Futures contracts .............................................................................................................................................................. (958)
Foreign currency exchange contracts ............................................................................................................................... 238
Credit default swap contracts ........................................................................................................................................... (12)
Foreign currency-related transactions .............................................................................................................................. 2
Net realized gain (loss) ................................................................................................................................................................
(601)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 2,448
Futures contracts .............................................................................................................................................................. 1,745
Foreign currency exchange contracts ............................................................................................................................... 114
Credit default swap contracts ........................................................................................................................................... 87
Foreign currency-related transactions .............................................................................................................................. 1
Net change in unrealized appreciation (depreciation) ................................................................................................................. 4,395
Net realized and unrealized gain (loss) ........................................................................................................................................ 3,794
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 13,001

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 435
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 9,20 7 $ 16,561
Net realized gain (loss) ....................................................................................................................... (601) (474)
Net change in unrealized appreciation (depreciation) ........................................................................ 4,395 11,99 4
Net increase (decrease) in net assets from operations .............................................................................. 13,00 1 28,08 1
Distributions
To shareholders
Class A .......................................................................................................................................... (186) (317)
Class C .......................................................................................................................................... (107) (219)
Class M ......................................................................................................................................... (914) (1,769)
Class R6 ........................................................................................................................................ (15) (23)
Class S .......................................................................................................................................... (3,89 1 ) (7,072)
Class Y .......................................................................................................................................... (4,709) (6,230)
Net decrease in net assets from distributions ............................................................................................ (9,82 2 ) (15,630)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (42,874) (16,44 1 )
Total Net Increase (Decrease) in Net Assets ........................................................................
(39,695) (3,990)
Net Assets
Beginning of period .................................................................................................................................. 458,695 462,685
End of period .............................................................................................................................................
$ 419,000 $ 458,695

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
436 Short Duration Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited)
2024
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
27
$ 506
50
$ 944
Proceeds from reinvestment of distributions
10
182
17
309
Payments for shares redeemed
(35)
(655)
(108)
(1,999)
Net increase (decrease)
2
33
(41)
(746)
Class C
Proceeds from shares sold
22
412
23
429
Proceeds from reinvestment of distributions
6
107
12
218
Payments for shares redeemed
(52)
(961)
(185)
(3,374)
Net increase (decrease)
(24)
(442)
(150)
(2,727)
Class M
Proceeds from shares sold
779
14,661
428
7,981
Proceeds from reinvestment of distributions
49
914
95
1,769
Payments for shares redeemed
(912)
(17,170)
(1,029)
(19,092)
Net increase (decrease)
(84)
(1,595)
(506)
(9,342)
Class R6
Proceeds from shares sold
40
76 3
18
338
Proceeds from reinvestment of distributions
1
1 5
1
23
Payments for shares redeemed
(9)
(178)
(15)
(286)
Net increase (decrease)
32
600
4
75
Class S
Proceeds from shares sold
915
17,184
4,866
91,270
Proceeds from reinvestment of distributions
207
3,888
380
7,057
Payments for shares redeemed
(1,400)
(26,299)
(9,736)
(180,463)
Net increase (decrease)
(278)
(5,227)
(4,490)
(82,136)
Class Y
Proceeds from shares sold
39
744
4,057
76,352
Proceeds from reinvestment of distributions
251
4,709
334
6,230
Payments for shares redeemed
(2,215)
(41,696)
(222)
(4,147)
Net increase (decrease)
(1,925)
(36,243)
4,169
78,435
Total increase (decrease)
(2,277)
$ (42,874)
(1,014)
$ (16,441)

See accompanying notes which are an integral part of the financial statements.
438 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
April 30, 2025* 18.75 .37 .16 .53 (.39) — —
October 31, 2024 18.17 .71 .54 1.25 (.67) — —
October 31, 2023 18.00 .48 .09 .57 (.40) — —
October 31, 2022 19.56 .18 (1.48) (1.30) (.06) (.17) (.03)
October 31, 2021 19.74 .15 (.15) —
(Ɵ)
(.18) — —
October 31, 2020 19.39 .29 .46 .75 (.40) — —
Class C
April 30, 2025* 18.39 .29 .17 .46 (.33) — —
October 31, 2024 17.83 .56 .53 1.09 (.53) — —
October 31, 2023 17.68 .34 .09 .43 (.28) — —
October 31, 2022 19.31 .04 (1.46) (1.42) (.02) (.17) (.02)
October 31, 2021 19.55 (—)
(Ɵ)
(.14) (.14) (.10) — —
October 31, 2020 19.21 .14 .46 .60 (.26) — —
Class M
April 30, 2025* 18.82 .40 .16 .56 (.42) — —
October 31, 2024 18.23 .77 .54 1.31 (.72) — —
October 31, 2023 18.04 .55 .09 .64 (.45) — —
October 31, 2022 19.59 .26 (1.52) (1.26) (.08) (.17) (.04)
October 31, 2021 19.77 .20 (.14) .06 (.24) — —
October 31, 2020 19.42 .35 .46 .81 (.46) — —
Class R6
April 30, 2025* 18.84 .40 .17 .57 (.42) — —
October 31, 2024 18.25 .77 .54 1.31 (.72) — —
October 31, 2023 18.07 .55 .08 .63 (.45) — —
October 31, 2022 19.61 .25 (1.50) (1.25) (.08) (.17) (.04)
October 31, 2021 19.80 .20 (.15) .05 (.24) — —
October 31, 2020 19.44 .35 .47 .82 (.46) — —
Class S
April 30, 2025* 18.80 .39 .17 .56 (.42) — —
October 31, 2024 18.21 .76 .54 1.30 (.71) — —
October 31, 2023 18.03 .53 .09 .62 (.44) — —
October 31, 2022 19.58 .24 (1.50) (1.26) (.08) (.17) (.04)
October 31, 2021 19.76 .19 (.14) .05 (.23) — —
October 31, 2020 19.41 .34 .46 .80 (.45) — —
Class Y
April 30, 2025* 18.82 .40 .16 .56 (.42) — —
October 31, 2024 18.23 .78 .54 1.32 (.73) — —
October 31, 2023 18.05 .55 .08 .63 (.45) — —
October 31, 2022 19.59 .25 (1.49) (1.24) (.09) (.17) (.04)
October 31, 2021 19.77 .21 (.14) .07 (.25) — —
October 31, 2020 19.42 .35 .47 .82 (.47) — —

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 439
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.39) 18.89 2.89 8,938 .96 .79 3.97 53
(.67) 18.75 6.98 8,839 1.01 .81 3.83 122
(.40) 18.17 3.17 9,304 1.08 .81 2.64 82
(.26) 18.00 (6.72) 9,274 1.07 .81 .97 55
(.18) 19.56 .01 13,720 1.06 .80 .75 109
(.40) 19.74 3.93 17,805 1.06 .82 1.47 116
(.33) 18.52 2.51 5,885 1.71 1.54 3.21 53
(.53) 18.39 6.20 6,285 1.76 1.56 3.06 122
(.28) 17.83 2.42 8,766 1.83 1.56 1.86 82
(.21) 17.68 (7.45) 12,863 1.82 1.56 .21 55
(.10) 19.31 (.74) 19,621 1.81 1.55 (.01) 109
(.26) 19.55 3.15 24,160 1.81 1.57 .74 116
(.42) 18.96 2.97 42,509 .71 .49 4.27 53
(.72) 18.82 7.33 43,771 .76 .51 4.12 122
(.45) 18.23 3.55 51,631 .82 .51 3.03 82
(.29) 18.04 (6.50) 34,488 .82 .51 1.42 55
(.24) 19.59 .31 18,909 .81 .50 1.01 109
(.46) 19.77 4.24 14,069 .81 .52 1.80 116
(.42) 18.99 3.02 1,228 .57 .49 4.34 53
(.72) 18.84 7.32 622 .61 .51 4.13 122
(.45) 18.25 3.49 530 .68 .51 2.98 82
(.29) 18.07 (6.44) 210 .67 .51 1.33 55
(.24) 19.61 .26 177 .66 .50 1.03 109
(.46) 19.80 4.29 466 .66 .52 1.78 116
(.42) 18.94 3.00 172,143 .71 .54 4.21 53
(.71) 18.80 7.28 176,077 .76 .56 4.07 122
(.44) 18.21 3.45 252,345 .83 .56 2.92 82
(.29) 18.03 (6.53) 235,416 .82 .56 1.31 55
(.23) 19.58 .26 221,213 .81 .55 .99 109
(.45) 19.76 4.19 242,018 .81 .57 1.74 116
(.42) 18.96 3.04 188,297 .52 .46 4.28 53
(.73) 18.82 7.35 223,101 .56 .48 4.17 122
(.45) 18.23 3.52 140,109 .63 .49 3.01 82
(.30) 18.05 (6.43) 114,263 .62 .48 1.33 55
(.25) 19.59 .33 129,318 .61 .47 1.06 109
(.47) 19.77 4.27 138,332 .61 .49 1.82 116

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
440 Short Duration Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 100,957
Administrative fees 16,628
Distribution fees 5,473
Shareholder servicing fees 1,215
Transfer agent fees 14,094
$ 138,367
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 24,217 $ 230,406 $ 228,406 $ (6) $ — $ 26,211 $ 547 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 416,308,01 3 $ 4,049,683 $ (1,188,359) $ 2,861,32 4

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 441
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 96.1%
Alabama - 2.6%
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,000 4.000 12/01/49 1,000
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,500 5.250 02/01/53 2,610
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 500 5.250 12/01/53 529
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,550 5.250 05/01/55 1,644
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (ae)(Þ) 150 8.000 07/01/28 155
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (ae)(Þ) 375 6.000 07/01/45 387
Cooper Green Mercy Health Services Authority Revenue Bonds 2,000 5.250 09/01/42 2,102
County of Jefferson Sewer Revenue Bonds 6,000 5.250 10/01/45 6,140
County of Jefferson Sewer Revenue Bonds 5,675 5.250 10/01/49 5,706
County of Jefferson Sewer Revenue Bonds 2,145 5.500 10/01/53 2,190
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 225 5.750 04/01/54 245
Homewood Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,147
Homewood Educational Building Authority Revenue Bonds 1,900 5.500 10/01/54 1,931
Homewood Educational Building Authority Revenue Bonds 100 5.000 10/01/56 95
Hoover Industrial Development Board Revenue Bonds 1,805 5.750 10/01/49 1,821
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 785 6.375 11/01/50 867
Houston County Health Care Authority Revenue Bonds 1,085 5.000 10/01/30 1,089
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 839
MidCity Improvement District Special Assessment (Þ) 100 6.500 11/01/44 95
MidCity Improvement District Special Assessment 250 4.750 11/01/49 205
Mobile County Industrial Development Authority Revenue Bonds 1,250 5.000 06/01/54 1,184
Mobile County Industrial Development Authority Revenue Bonds 3,225 4.750 12/01/54 2,935
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 802
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 690 4.000 11/01/49 418
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 5,000 4.000 12/01/51 4,920
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 1,735 5.250 03/01/55 1,813
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 1,130 5.000 05/01/55 1,182
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 2,550 5.000 01/01/56 2,612
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 7,500 5.250 05/01/44 7,241
54,904
Alaska - 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds 2,000 4.000 10/01/49 1,652
Northern Tobacco Securitization Corp. Revenue Bonds 1,835
Zero
coupon 06/01/66 209
1,861
Arizona - 1.4%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 4,795 4.080 01/01/37 4,648
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,197
Arizona Industrial Development Authority Revenue Bonds (Þ) 440 5.000 06/01/31 441
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,365 6.000 07/01/37 1,398
Arizona Industrial Development Authority Revenue Bonds 400 4.000 07/01/41 356
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 63
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 200 5.000 05/01/43 99
Arizona Industrial Development Authority Revenue Bonds (Þ) 675 7.125 05/01/44 708
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 705
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 330 5.000 05/01/48 164
Arizona Industrial Development Authority Revenue Bonds (µ) 460 5.000 06/01/49 465

See accompanying notes which are an integral part of the financial statements.
442 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/50 84
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 100 5.000 05/01/51 50
Arizona Industrial Development Authority Revenue Bonds 3,185 4.000 07/01/51 2,650
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 23
Arizona Industrial Development Authority Revenue Bonds 3,275 4.000 11/01/51 2,725
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 164
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.375 07/01/53 96
Arizona Industrial Development Authority Revenue Bonds (Þ) 700 5.000 07/15/53 649
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,050 7.625 05/01/54 1,119
Arizona Industrial Development Authority Revenue Bonds (µ) 260 5.000 06/01/54 262
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,234
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 22
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.500 07/01/58 97
Arizona Industrial Development Authority Revenue Bonds 874 5.125 01/01/59 742
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,160 5.000 07/01/44 1,166
City of Phoenix Industrial Development Authority (The) Revenue Bonds 600 5.000 07/01/35 596
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,000 5.000 07/01/44 965
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,650 5.000 07/01/46 1,554
Estrella Mountain Ranch Community Facilities District Special Assessment 20 3.500 07/01/29 19
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 23
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 96
Glendale Industrial Development Authority Revenue Bonds 715 5.000 05/15/41 689
Glendale Industrial Development Authority Revenue Bonds 1,360 5.000 05/15/56 1,226
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 25 5.500 05/01/40 24
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 50 5.750 05/01/50 46
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.875 11/15/52 533
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 250 7.000 11/15/57 267
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 250 6.000 08/01/28 105
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 6.250 08/01/40 420
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 103
Maricopa County Industrial Development Authority Revenue Bonds (~)(Ê)(Þ) 225 3.500 07/01/44 175
Maricopa County Industrial Development Authority Revenue Bonds 325 4.250 07/01/44 286
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 175 4.000 10/15/47 144
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 45
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/51 79
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.500 10/01/51 98
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 225 6.250 07/01/53 214
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 45
Maricopa County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 325 6.375 10/01/54 309
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/56 76
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.375 07/01/58 192
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 243
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 100 5.000 06/15/54 92
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 125 5.000 06/15/59 114
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 175 5.000 06/15/64 157
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 72
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 88
30,422
Arkansas - 0.6%

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 443
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arkansas Development Finance Authority Revenue Bonds 810 5.000 02/01/34 835
Arkansas Development Finance Authority Revenue Bonds 800 5.000 02/01/36 819
Arkansas Development Finance Authority Revenue Bonds 300 3.500 07/01/38 264
Arkansas Development Finance Authority Revenue Bonds 150 4.250 07/01/41 124
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 595
Arkansas Development Finance Authority Revenue Bonds (Þ) 5,750 4.500 09/01/49 5,067
Arkansas Development Finance Authority Revenue Bonds (Þ) 1,625 4.750 09/01/49 1,483
Arkansas Development Finance Authority Revenue Bonds 1,325 5.450 09/01/52 1,305
Arkansas Development Finance Authority Revenue Bonds 130 5.700 05/01/53 131
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,733
12,356
California - 8.1%
Alameda Community Facilities District Special Tax 100 5.000 09/01/53 97
Alameda Corridor Transportation Authority Revenue Bonds 150 5.300 10/01/47 82
Alameda Corridor Transportation Authority Revenue Bonds 150 5.350 10/01/48 82
Alameda Corridor Transportation Authority Revenue Bonds 800 5.375 10/01/49 439
Alameda Corridor Transportation Authority Revenue Bonds 125 5.400 10/01/50 69
Alameda Corridor Transportation Authority Revenue Bonds (µ) 275 5.200 10/01/51 149
Alhambra Unified School District General Obligation Unlimited (µ) 1,150
Zero
coupon 08/01/37 696
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 500 4.500 07/01/54 465
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds 625 5.250 07/01/54 638
California Community Choice Financing Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.450%)(ae)(Ê) 180 3.360 02/01/52 168
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 3,000 5.250 01/01/54 3,114
California Community Choice Financing Authority Revenue Bonds (~)(Ê) 1,000 5.000 02/01/55 1,050
California Community College Financing Authority Revenue Bonds (Þ) 475 5.750 07/01/60 406
California Community Housing Agency Revenue Bonds (Þ) 200 4.000 08/01/50 152
California Community Housing Agency Revenue Bonds (Þ) 3,095 4.000 02/01/56 2,421
California Community Housing Agency Revenue Bonds (Þ) 175 3.000 02/01/57 112
California County Tobacco Securitization Agency Revenue Bonds 1 4,5 2 0
Zero
coupon 06/01/55 2,558
California Enterprise Development Authority Revenue Bonds (Þ) 1,095 4.000 06/01/61 839
California Enterprise Development Authority Revenue Bonds (Þ) 250 5.000 06/01/64 230
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,013
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/45 1,787
California Health Facilities Financing Authority Revenue Bonds 3,000 5.000 08/15/47 2,884
California Health Facilities Financing Authority Revenue Bonds 530 4.000 04/01/49 476
California Health Facilities Financing Authority Revenue Bonds (ae) 20 4.000 04/01/49 21
California Health Facilities Financing Authority Revenue Bonds 225 4.000 05/15/51 194
California Infrastructure & Economic Development Bank Revenue Bonds (Þ) 765 4.125 01/01/35 719
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê)
(Þ) 6,025 9.500 01/01/65 5,795
California Municipal Finance Authority Revenue Bonds 645 5.000 12/31/27 657
California Municipal Finance Authority Revenue Bonds 2,825 4.000 07/15/29 2,715
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 103
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/32 230
California Municipal Finance Authority Revenue Bonds 250 5.000 10/01/36 254
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,475
California Municipal Finance Authority Revenue Bonds (Þ) 1,130 5.000 10/01/39 1,118

See accompanying notes which are an integral part of the financial statements.
444 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,000
California Municipal Finance Authority Revenue Bonds 25 5.000 02/01/42 25
California Municipal Finance Authority Revenue Bonds 6,650 5.000 12/31/43 6,570
California Municipal Finance Authority Revenue Bonds 2,000 4.000 10/01/49 1,725
California Municipal Finance Authority Revenue Bonds (Þ) 60 5.000 10/01/49 57
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,498
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/51 719
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 80
California Municipal Finance Authority Revenue Bonds 250 5.000 07/01/52 222
California Municipal Finance Authority Revenue Bonds (Þ) 65 5.000 07/01/52 56
California Municipal Finance Authority Revenue Bonds (Þ) 95 5.000 10/01/54 88
California Municipal Finance Authority Revenue Bonds (Þ) 275 5.375 01/01/55 256
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 39
California Municipal Finance Authority Revenue Bonds (Þ) 125 5.500 01/01/60 118
California Municipal Finance Authority Revenue Bonds 275 5.000 07/01/62 238
California Municipal Finance Authority Special Tax 200 5.500 09/01/48 208
California Municipal Finance Authority Special Tax 250 5.000 09/01/52 241
California Municipal Finance Authority Special Tax 575 5.000 09/01/57 546
California Pollution Control Financing Authority Revenue Bonds 1,000 3.375 07/01/25 999
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/35 265
California Pollution Control Financing Authority Revenue Bonds (Þ) 750 5.000 07/01/37 785
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,590 5.000 11/21/45 2,570
California Public Finance Authority Revenue Bonds (Þ) 100 3.125 05/15/29 97
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 622
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 997
California School Finance Authority Revenue Bonds (Þ) 465 4.000 07/01/38 429
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,003
California School Finance Authority Revenue Bonds (Þ) 60 4.000 07/01/45 50
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 496
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 887
California School Finance Authority Revenue Bonds (Þ) 125 5.500 08/01/47 127
California School Finance Authority Revenue Bonds (Þ) 400 5.000 07/01/50 367
California School Finance Authority Revenue Bonds (Þ) 100 4.000 06/01/51 72
California School Finance Authority Revenue Bonds (Þ) 975 6.375 06/01/52 998
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 228
California School Finance Authority Revenue Bonds (Þ) 250 5.250 07/01/52 237
California School Finance Authority Revenue Bonds (Þ) 170 5.000 10/01/52 160
California School Finance Authority Revenue Bonds (Þ) 1,000 4.000 11/01/55 793
California School Finance Authority Revenue Bonds (Þ) 250 5.375 07/01/56 239
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 530
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 140
California School Finance Authority Revenue Bonds (Þ) 80 4.000 06/01/61 54
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 80
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 281
California School Finance Authority Revenue Bonds (Þ) 250 5.000 10/01/61 234
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 174
California School Finance Authority Revenue Bonds (Þ) 385 6.375 04/01/62 388
California School Finance Authority Revenue Bonds (Þ) 500 6.500 06/01/62 512

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 445
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California School Finance Authority Revenue Bonds (Þ) 250 5.500 07/01/62 242
California School Finance Authority Revenue Bonds (Þ) 375 5.000 06/01/64 340
California Statewide Communities Development Authority Revenue Bonds (ae) 460 5.000 05/15/32 461
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 200
California Statewide Communities Development Authority Revenue Bonds 500 5.000 08/01/37 503
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 200
California Statewide Communities Development Authority Revenue Bonds (Þ) 400 5.000 12/01/41 398
California Statewide Communities Development Authority Revenue Bonds 1,450 5.250 12/01/44 1,435
California Statewide Communities Development Authority Revenue Bonds (Þ) 8,100 5.000 12/01/46 7,888
California Statewide Communities Development Authority Revenue Bonds 1,225 5.000 04/01/47 1,197
California Statewide Communities Development Authority Revenue Bonds 275 5.000 05/15/47 275
California Statewide Communities Development Authority Revenue Bonds (Þ) 250 5.250 07/01/49 240
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 94
California Statewide Communities Development Authority Revenue Bonds (Þ) 225 5.250 07/01/52 213
California Statewide Communities Development Authority Revenue Bonds 1,445 5.500 12/01/54 1,422
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,500 5.250 12/01/56 1,478
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 1,004
California Statewide Communities Development Authority Special Assessment 70 5.000 09/02/39 72
California Statewide Communities Development Authority Special Assessment 45 5.000 09/02/44 45
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 384
California Statewide Communities Development Authority Special Tax 300 4.000 09/01/51 251
California Statewide Communities Development Authority Special Tax 500 5.000 09/01/52 485
California Statewide Communities Development Authority Special Tax 1,775 5.250 09/01/52 1,781
California Statewide Financing Authority Revenue Bonds 3,325
Zero
coupon 06/01/46 529
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/46 65
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/51 61
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 80
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 275 5.750 09/01/53 286
City of Dublin Special Tax 100 5.375 09/01/51 103
City of Irvine Special Tax (µ) 100 5.000 09/01/51 101
City of Long Beach Marina System Revenue Bonds 225 5.000 05/15/40 225
City of Long Beach Marina System Revenue Bonds 1,185 5.000 05/15/45 1,186
City of Los Angeles Department of Airports Revenue Bonds 50 4.125 05/15/43 46
City of Los Angeles Department of Airports Revenue Bonds 2,500 5.250 05/15/48 2,520
City of Los Angeles Department of Airports Revenue Bonds 1,700 4.000 05/15/50 1,443
City of Oroville Revenue Bonds 100 5.250 04/01/34 80
City of Oroville Revenue Bonds 185 5.250 04/01/39 141
City of Oroville Revenue Bonds 1,435 5.250 04/01/49 1,108
City of Oroville Revenue Bonds 1,050 5.250 04/01/54 787
City of Palm Desert Special Tax 100 3.000 09/01/31 92
City of Roseville Special Tax 25 4.000 09/01/40 22
City of Roseville Special Tax 50 4.000 09/01/45 42
City of Roseville Special Tax 1,550 4.000 09/01/50 1,290
City of Roseville Special Tax 150 5.250 09/01/53 150
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 189
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 224

See accompanying notes which are an integral part of the financial statements.
446 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500
Zero
coupon 08/01/43 1,021
County of El Dorado Special Tax 80 5.000 09/01/49 77
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 225 5.000 09/01/52 218
County of Placer Community Facilities District Special Tax 920 3.000 09/01/41 705
County of San Diego Special Tax 40 3.000 09/01/50 27
CSCDA Community Improvement Authority Revenue Bonds (Þ) 910 3.600 05/01/47 720
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 10/01/56 958
CSCDA Community Improvement Authority Revenue Bonds (Þ) 925 3.000 12/01/56 653
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 02/01/57 664
CSCDA Community Improvement Authority Revenue Bonds (Þ) 600 3.250 04/01/57 423
Dublin Community Facilities District No. 2015-1 Special Tax 100 5.000 09/01/37 101
Dublin Community Facilities District No. 2015-1 Special Tax 340 5.000 09/01/47 334
Fairfield Community Facilities District Special Tax 150 5.000 09/01/50 150
Foothill/Eastern Transportation Corridor Agency Revenue Bonds (µ) 4,074 4.000 01/15/46 3,995
Foothill-Eastern Transportation Corridor Agency Revenue Bonds 6,531 4.000 01/15/46 6,231
Fremont Community Facilities District No. 1 Special Tax 1,255 5.000 09/01/26 1,260
Golden State Tobacco Securitization Corp. Revenue Bonds 1,055 3.850 06/01/50 986
Golden State Tobacco Securitization Corp. Revenue Bonds 2,365 5.000 06/01/51 2,374
Golden State Tobacco Securitization Corp. Revenue Bonds 55,700
Zero
coupon 06/01/66 5,933
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 2,000 5.000 07/01/45 1,888
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 3,500 5.000 07/01/61 3,092
Independent Cities Finance Authority Revenue Bonds (µ)(Þ) 900 4.000 06/01/46 843
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,250
Zero
coupon 06/01/36 1,000
Inland Empire Tobacco Securitization Corp. Revenue Bonds 125 3.678 06/01/38 122
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,550
Zero
coupon 06/01/57 230
Irvine Unified School District Special Tax 570 5.000 03/01/57 570
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,000
Los Angeles Department of Water & Power Revenue Bonds (~)(Ê) 320 3.600 07/01/51 320
Los Angeles Department of Water & Power Revenue Bonds (~)(Ê) 430 3.550 07/01/57 430
Los Angeles Department of Water & Power Water System Revenue Bonds (~)(Ê) 16,400 4.000 07/01/51 16,400
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 738
M-S-R Energy Authority Revenue Bonds 2,700 6.500 11/01/39 3,156
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 405
Northern California Gas Authority No. 1 Revenue Bonds (USD 3 Month LIBOR +
0.720%)(Ê) 785 3.973 07/01/27 780
Orange County Community Facilities District Special Tax 115 5.500 08/15/53 120
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 5.000 08/01/47 472
River Islands Public Financing Authority Special Tax 230 5.250 09/01/47 230
River Islands Public Financing Authority Special Tax 330 5.000 09/01/52 312
River Islands Public Financing Authority Special Tax (µ) 1,750 5.250 09/01/52 1,808
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 140
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 284
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 119
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 165 3.740 06/01/34 153
San Diego County Regional Airport Authority Revenue Bonds 2,000 4.000 07/01/56 1,631
San Francisco City & County Airports Commission International Airport Revenue
Bonds 6,485 5.000 05/01/49 6,492

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 447
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
San Francisco City & County Airports Commission International Airport Revenue
Bonds 1,500 5.500 05/01/55 1,563
San Francisco City & County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,206
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 67
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 88
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/34 86
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 85
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 84
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 282
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 337
Silicon Valley Tobacco Securitization Authority Revenue Bonds 9,550
Zero
coupon 06/01/56 1,097
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,015
State of California General Obligation Unlimited 230 4.000 04/01/49 213
Tobacco Securitization Authority of Southern California Revenue Bonds 400 5.000 06/01/48 399
Tobacco Securitization Authority of Southern California Revenue Bonds 515
Zero
coupon 06/01/54 108
University of California Revenue Bonds 450 3.000 05/15/51 338
William S Hart Union High School District Special Tax 25 5.000 09/01/47 24
172,643
Colorado - 3.5%
3rd and Havana Metropolitan District General Obligation Limited 750 5.250 12/01/49 607
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 450
Arista Metropolitan District General Obligation Limited (~)(Ê) 500 8.250 12/15/39 505
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/50 500
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited (~)(Ê)
(Þ) 500 4.875 12/01/51 420
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited (~)(Ê) 500 5.750 12/01/51 459
Baseline Metropolitan District No. 1 General Obligation Unlimited (~)(Ê) 500 6.750 12/15/54 495
Belford North Metropolitan District General Obligation Limited (~)(Ê) 500 8.500 12/15/50 501
Bent Grass Metropolitan District General Obligation Limited (Þ) 500 5.250 12/01/49 460
BNC Metropolitan District No. 1 General Obligation Limited (~)(Ê) 456 7.375 12/15/47 455
Brighton Crossing Metropolitan District No. 6 General Obligation Limited 500 5.000 12/01/50 448
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 2,000 3.750 12/01/40 1,593
Canyons Metropolitan District No. 5 General Obligation Limited (~)(Ê) 500 6.500 12/01/54 493
Cascade Ridge Metropolitan District General Obligation Limited (~)(Ê) 500 5.000 12/01/51 402
Castleview Metropolitan District No. 1 General Obligation Limited (~)(Ê) 500 5.000 12/01/50 388
Cherry Creek South Metropolitan District No. 5 General Obligation Limited (~)(Ê) 600 6.000 12/01/51 511
Citadel on Colfax Business Improvement District Revenue Bonds 700 5.350 12/01/50 606
Citadel on Colfax Business Improvement District Revenue Bonds (~)(Ê) 365 7.875 12/15/50 366
City & County of Denver Special Facilities Airport Revenue Bonds 3,615 5.000 10/01/32 3,552
Cloverleaf Metropolitan District General Obligation Limited 500 6.000 12/01/51 496
Colorado Educational & Cultural Facilities Authority Revenue Bonds 500 5.000 11/01/49 478
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/51 20
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 1,935 4.000 07/01/51 1,334
Colorado Educational & Cultural Facilities Authority Revenue Bonds (µ) 205 3.000 08/01/51 137
Colorado Educational & Cultural Facilities Authority Revenue Bonds (µ) 2,000 4.000 06/01/52 1,649
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 400 6.250 07/01/53 393
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 300 5.800 04/01/54 301

See accompanying notes which are an integral part of the financial statements.
448 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Educational & Cultural Facilities Authority Revenue Bonds 170 5.000 09/01/57 159
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 200 5.750 04/01/59 199
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 330 5.000 10/01/59 296
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 435 5.000 02/01/61 382
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,350 4.000 05/01/61 1,021
Colorado Educational & Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 93
Colorado Educational & Cultural Facilities Authority Revenue Bonds 175 5.000 09/01/62 161
Colorado Health Facilities Authority Revenue Bonds 515 6.000 07/01/31 519
Colorado Health Facilities Authority Revenue Bonds 810 6.000 07/01/36 816
Colorado Health Facilities Authority Revenue Bonds 400 4.000 08/01/39 371
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 43
Colorado Health Facilities Authority Revenue Bonds 2,225 4.000 08/01/44 1,947
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 197
Colorado Health Facilities Authority Revenue Bonds 1,395 3.250 08/01/49 1,021
Colorado Health Facilities Authority Revenue Bonds 2,000 5.250 11/01/52 2,054
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 500 2.400 12/01/52 500
Colorado Health Facilities Authority Revenue Bonds 500 5.250 12/01/54 511
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 1,834 5.000 07/01/57 1,355
Colorado High Performance Transportation Enterprise Revenue Bonds 100 5.000 12/31/51 98
Colorado High Performance Transportation Enterprise Revenue Bonds 820 5.000 12/31/56 801
Colorado School of Mines Revenue Bonds 1,850 4.000 12/01/49 1,615
Colorado Springs Urban Renewal Authority Tax Allocation (Æ)(Ø) 500 5.750 12/01/47 380
Constitution Heights Metropolitan District General Obligation Limited 1,755 5.000 12/01/49 1,558
Copper Ridge Metropolitan District Revenue Bonds 725 5.000 12/01/39 661
Copperleaf Metropolitan District No. 6 General Obligation Limited (~)(Ê) 500 6.000 12/15/41 494
Copperleaf Metropolitan District No. 9 General Obligation Limited (~)(Ê) 500 4.875 12/01/51 378
Cornerstar Metropolitan District General Obligation Limited 500 5.250 12/01/47 479
Creekside Village Metropolitan District General Obligation Limited 489 5.000 12/01/49 427
Crowfoot Valley Ranch Metropolitan District No. 2 General Obligation Limited (~)
(Ê) 500 6.125 12/15/54 491
Denver Convention Center Hotel Authority Revenue Bonds 375 5.000 12/01/31 378
Denver Health & Hospital Authority Certificate of Participation 25 5.000 12/01/32 25
Denver Health & Hospital Authority Certificate of Participation 175 4.000 12/01/38 154
Denver Health & Hospital Authority Certificate of Participation 110 5.000 12/01/48 105
Denver Health & Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 303
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 189
Denver Health & Hospital Authority Revenue Bonds (Þ) 340 4.000 12/01/36 318
Denver Health & Hospital Authority Revenue Bonds 100 4.000 12/01/39 89
Denver Health & Hospital Authority Revenue Bonds 50 4.000 12/01/40 44
Denver Health & Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,500
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 240
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 259
Denver Urban Renewal Authority Tax Allocation (Þ) 525 5.250 12/01/39 501
Dinosaur Ridge Metropolitan District Revenue Bonds 470 5.000 06/01/49 428
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.550 12/01/47 1,267
Four Corners Business Improvement District General Obligation Limited 500 6.000 12/01/52 501
Glen Metropolitan District No. 3 (The) General Obligation Limited 500 4.250 12/01/51 382
Granary Metropolitan District No. 9 Special Assessment (Þ) 260 5.450 12/01/44 246

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 449
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Greenspire Metropolitan District No. 1 General Obligation Limited 500 5.125 12/01/51 447
High Plains Metropolitan District General Obligation Unlimited (µ) 25 5.000 12/01/35 26
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 219
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 410
Independence Metropolitan District No. 3 General Obligation Limited 500 5.375 12/01/54 481
Jefferson Center Metropolitan District No. 1 Revenue Bonds 1,350 4.375 12/01/47 1,206
Johnstown Farms East Metropolitan District General Obligation Limited (~)(Ê) 500 5.000 12/01/51 403
Johnstown Plaza Metropolitan District General Obligation Limited 2,229 4.250 12/01/46 1,916
Jones District Community Authority Board Revenue Bonds 500 5.750 12/01/50 485
Kremmling Memorial Hospital District Certificate of Participation (Þ) 1,000 6.625 12/01/56 1,001
Ledge Rock Center Residential Metropolitan District No. 1 General Obligation
Limited 500 6.375 12/01/54 474
Loretto Heights Community Authority Revenue Bonds (~)(Ê) 500 4.875 12/01/51 374
Meridian Ranch Metropolitan District 2018 Subdistrict General Obligation Limited 500 6.750 12/01/52 502
Mineral Business Improvement District General Obligation Limited (Þ) 150 5.750 12/01/54 151
Mineral Business Improvement District General Obligation Limited (~)(Ê)(Þ) 100 8.500 12/15/54 101
Mirabelle Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.125 12/15/49 495
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 747
Murphy Creek Metropolitan District No. 5 General Obligation Limited 500 6.000 12/01/52 451
Newlin Crossing Metropolitan District General Obligation Limited (Þ) 500 5.375 12/01/54 462
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 454
North Range Metropolitan District No. 2 General Obligation Limited 1,000 5.750 12/01/47 994
North Range Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/47 500
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 10
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 29
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 10
Palisade Metropolitan District No. 2 Revenue Bonds (Þ) 500 5.875 12/15/54 454
Parkdale Community Authority Revenue Bonds 500 5.250 12/01/50 457
Parkdale Community Authority Revenue Bonds (~)(Ê) 500 7.750 12/15/50 503
Parkdale Community Authority Revenue Bonds (Þ) 500 7.750 12/01/53 411
Pinery Commercial Metropolitan District No. 2 Revenue Bonds 500 5.750 12/01/54 480
Powhaton Community Authority Revenue Bonds (~)(Ê) 500 5.000 12/01/51 420
Prairie Center Metropolitan District No. 3 General Obligation Limited 500 5.875 12/15/46 503
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 474
Prairie Center Metropolitan District No. 7 General Obligation Limited 2,825 4.875 12/15/44 2,647
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 434
Pueblo Urban Renewal Authority Tax Allocation (Þ) 100
Zero
coupon 12/01/25 93
Pueblo Urban Renewal Authority Tax Allocation (Þ) 1,375 4.750 12/01/45 1,189
Redtail Ridge Metropolitan District General Obligation Limited 500
Zero
coupon 12/01/32 290
RRC Metropolitan District No. 2 Revenue General Obligation Limited (~)(Ê) 500 5.250 12/01/51 421
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 437
Senac South Metropolitan District No. 1 General Obligation Limited (~)(Ê) 625 5.250 12/01/51 540
Sky Dance Metropolitan District No. 2 General Obligation Limited 500 6.000 12/01/54 466
South Timnath Metropolitan District No. 1 General Obligation Limited 720 5.500 12/01/48 711
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 1,001
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 920
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 101
Sterling Ranch Community Authority Board Special Assessment 435 5.625 12/01/43 437

See accompanying notes which are an integral part of the financial statements.
450 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sunset Parks Metropolitan District General Obligation Limited (Þ) 500 5.125 12/01/54 443
Takoda Metropolitan District General Obligation Limited 500 6.000 12/01/50 503
Trails at Crowfoot Metropolitan District No. 3 General Obligation Limited (~)(Ê) 500 6.875 12/15/52 492
Trevenna Metropolitan District General Obligation Limited 500 5.750 12/01/54 468
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,349 5.625 12/01/48 1,293
Waterview II Metropolitan District General Obligation Limited 500 5.000 12/01/51 431
Waterview North Metropolitan District No. 1 General Obligation Limited (Þ) 500 5.750 12/01/54 464
West Meadow Metropolitan District General Obligation Limited (Þ) 500 6.500 12/01/50 523
Westview South Community Development District Special Assessment 90 5.375 05/01/43 89
Winsome Metropolitan District No. 3 General Obligation Limited (~)(Ê)(Þ) 500 5.125 12/01/50 420
74,838
Connecticut - 0.9%
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 104
City of New Haven General Obligation Unlimited 1,100 5.500 08/01/38 1,139
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 407
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 719
Connecticut State Health & Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 2,990
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 976
Connecticut State Health & Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 625
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,100 5.000 01/01/45 982
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,500 5.000 07/01/48 1,379
Connecticut State Health & Educational Facilities Authority Revenue Bonds 175 4.000 07/01/49 131
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 991
Connecticut State Health & Educational Facilities Authority Revenue Bonds 205 5.375 07/01/52 194
Connecticut State Health & Educational Facilities Authority Revenue Bonds 400 5.375 07/01/54 377
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 225 5.000 01/01/55 185
Hartford Stadium Authority Revenue Bonds 250 5.000 02/01/36 250
Hartford Stadium Authority Revenue Bonds 420 4.000 02/01/42 348
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 2,045 7.000 02/01/45 2,003
Stamford Housing Authority Revenue Bonds 150 5.500 10/01/35 148
Stamford Housing Authority Revenue Bonds 175 6.000 10/01/40 176
Stamford Housing Authority Revenue Bonds 150 6.375 10/01/45 152
Stamford Housing Authority Revenue Bonds 225 6.500 10/01/55 227
Stamford Housing Authority Revenue Bonds 150 6.250 10/01/60 147
State of Connecticut Bradley International Airport CFC Revenue Bonds 250 4.000 07/01/49 213
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 126
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,571
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 100 5.625 04/01/44 104
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 2,200 4.000 04/01/51 1,816
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 375 6.000 04/01/52 394
Town of Hamden Revenue Bonds 750 7.000 01/01/53 798
19,672
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 43
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 99
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/52 58
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/57 56
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 301
Delaware State Health Facilities Authority Revenue Bonds 400 4.375 06/01/48 345

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 451
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Bridgeville Special Tax 305 4.000 07/01/35 278
1,180
District of Columbia - 1.1%
District of Columbia Income Tax Revenue Bonds 575 5.250 05/01/48 606
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,499
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,008
District of Columbia Revenue Bonds 1,000 5.000 07/01/47 981
District of Columbia Revenue Bonds 1,000 5.000 06/01/55 937
District of Columbia Tax Allocation Revenue Bonds (Þ) 325 6.600 06/01/49 183
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 11,835
Zero
coupon 06/15/46 3,126
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/43 1,001
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,510 4.000 10/01/44 1,345
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 10,620 4.000 10/01/49 9,148
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,280 3.000 10/01/50 901
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 100 4.000 10/01/53 85
22,820
Florida - 10.8%
Abbott Square Community Development District Special Assessment 115 5.500 06/15/52 112
Alachua County Health Facilities Authority Revenue Bonds 1,500 4.000 10/01/46 1,248
Anabelle Sandridge Community Development District Special Assessment 175 6.125 05/01/55 175
Anthem Park Community Development District Special Assessment 120 4.750 05/01/36 117
Antillia Community Development District Special Assessment 100 5.600 05/01/44 101
Antillia Community Development District Special Assessment 100 5.875 05/01/54 101
Arbors Community Development District Special Assessment Revenue Bonds (Þ) 100 5.150 05/01/44 95
Arbors Community Development District Special Assessment Revenue Bonds 200 5.625 05/01/53 197
Arbors Community Development District Special Assessment Revenue Bonds (Þ) 125 5.500 05/01/55 118
Armstrong Community Development District Special Assessment 30 4.000 11/01/40 26
Armstrong Community Development District Special Assessment 160 4.000 11/01/50 124
Artisan Lakes East Community Development District Special Assessment 135 2.300 05/01/26 132
Artisan Lakes East Community Development District Special Assessment 250 2.750 05/01/31 232
Artisan Lakes East Community Development District Special Assessment 945 3.125 05/01/41 720
Artisan Lakes East Community Development District Special Assessment 450 4.000 05/01/51 349
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 1,077
Avalon Groves Community Development District Special Assessment 50 3.125 05/01/41 38
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 20
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 153
Avalon Park West Community Development District Special Assessment 100 5.625 05/01/52 99
Ave Maria Stewardship Community District Special Assessment (Þ) 2,380 5.250 05/01/43 2,331
Avelar Creek Community Development District Special Assessment 90 4.000 05/01/36 87
Avenir Community Development District Special Assessment (Þ) 370 5.000 05/01/41 356
Avenir Community Development District Special Assessment 120 5.375 05/01/43 120
Avenir Community Development District Special Assessment 360 3.400 05/01/52 261
Avenir Community Development District Special Assessment 405 5.625 05/01/54 405
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.500 06/01/39 92
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 87
Babcock Ranch Community Independent Special District Special Assessment 100 5.000 11/01/31 100
Babcock Ranch Community Independent Special District Special Assessment (Þ) 1,060 5.000 11/01/39 1,028
Babcock Ranch Community Independent Special District Special Assessment 1,250 3.200 05/01/41 962

See accompanying notes which are an integral part of the financial statements.
452 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Babcock Ranch Community Independent Special District Special Assessment 500 5.000 05/01/42 478
Babcock Ranch Community Independent Special District Special Assessment (Þ) 250 5.250 05/01/55 239
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 92
Bartram Park Community Development District Special Assessment 385 4.250 05/01/29 385
Bartram Park Community Development District Special Assessment 475 4.500 05/01/35 475
Bay Laurel Center Community Development District Special Assessment 85 4.000 05/01/37 77
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 172
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 91
Berry Bay Community Development District Special Assessment 105 2.625 05/01/26 103
Berry Bay Community Development District Special Assessment 75 5.000 05/01/44 70
Berry Bay Community Development District Special Assessment 150 5.750 05/01/53 150
Berry Bay Community Development District Special Assessment 75 5.350 05/01/54 69
Biscayne Drive Estates Community Development District Special Assessment 100 6.000 06/15/52 102
Black Creek Community Development District Special Assessment 25 3.750 06/15/40 21
Black Creek Community Development District Special Assessment 50 4.000 06/15/50 39
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 90
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,352
Bonterra Community Development District Special Assessment 580 5.000 05/01/47 539
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 25
Bradbury Community Development District Special Assessment 200 5.250 05/01/43 199
Bradbury Community Development District Special Assessment 250 5.500 05/01/53 247
Bridgewalk Community Development District Special Assessment 60 6.500 12/15/53 63
Brightwater Community Development District Special Assessment 235 3.150 05/01/41 180
Brightwater Community Development District Special Assessment (Þ) 50 5.350 05/01/44 49
Brightwater Community Development District Special Assessment (Þ) 125 5.625 05/01/55 120
Brookstone Community Development District Special Assessment 250 5.625 05/01/52 247
Buckhead Trails Community Development District Special Assessment 100 5.625 05/01/42 102
Buckhead Trails Community Development District Special Assessment 100 5.750 05/01/52 103
Buckhead Trails Community Development District Special Assessment 125 5.875 05/01/54 119
Buena Lago Community Development District Special Assessment 100 5.500 05/01/52 97
Buena Lago Community Development District Special Assessment 100 5.550 05/01/54 97
Caldera Community Development District Special Assessment 1,000 5.200 05/01/54 929
Campo Bello Community Development District Special Assessment 100 4.000 12/15/39 87
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 117
Capital Projects Finance Authority Revenue Bonds (Þ) 2,295 5.000 06/01/49 2,212
Capital Projects Finance Authority Revenue Bonds (Þ) 155 5.000 06/01/54 147
Capital Projects Finance Authority Revenue Bonds (Þ) 100 6.500 06/15/54 100
Capital Projects Finance Authority Revenue Bonds (Þ) 125 5.000 06/01/58 118
Capital Projects Finance Authority Revenue Bonds 1,000 5.000 11/01/58 894
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,970 4.500 01/01/35 1,906
Capital Trust Agency, Inc. Revenue Bonds (Þ) 325 5.000 06/01/41 293
Capital Trust Agency, Inc. Revenue Bonds (Þ) 300 5.250 12/01/43 301
Capital Trust Agency, Inc. Revenue Bonds (Þ) 425 6.250 05/01/48 437
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 1,058
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 78
Capital Trust Agency, Inc. Revenue Bonds (Þ) 400 6.375 05/01/53 412
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 75
Capital Trust Agency, Inc. Revenue Bonds (Þ) 5,405 5.250 12/01/58 5,207

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 453
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Capital Trust Agency, Inc. Revenue Bonds 4,000
Zero
coupon 01/01/60 295
Capital Trust Authority Revenue Bonds (Þ) 900 12.000 10/03/29 958
Capital Trust Authority Revenue Bonds 100 5.000 06/15/44 99
Capital Trust Authority Revenue Bonds (Þ) 350 6.875 12/01/44 350
Capital Trust Authority Revenue Bonds (Þ) 100 5.250 07/01/50 94
Capital Trust Authority Revenue Bonds (Þ) 200 5.250 07/01/55 184
Capital Trust Authority Revenue Bonds 100 5.125 06/15/59 95
Caribe Palm Community Development District Special Assessment 94 4.000 05/01/25 94
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 97
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 545
Caymas Community Development District Special Assessment Revenue Bonds 100 5.625 05/01/54 98
Cedar Crossings Community Development District Special Assessment (Þ) 100 5.500 05/01/55 92
Center Lake Ranch West Community Development District Special Assessment 225 6.000 05/01/54 229
Central Parc Community Development District Special Assessment 100 5.700 05/01/44 98
Central Parc Community Development District Special Assessment 100 6.000 05/01/54 100
Centre Lake Community Development District Special Assessment 1,025 4.000 05/01/52 732
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 463
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,210
CFM Community Development District Special Assessment Revenue Bonds 490 4.000 05/01/51 379
Chaparral Palm Bay Community Development District Special Assessment 100 5.200 05/01/44 97
Chaparral Palm Bay Community Development District Special Assessment 200 5.500 05/01/55 193
Chapel Creek Community Development District Special Assessment (Þ) 30 3.375 05/01/41 24
Chapel Creek Community Development District Special Assessment (Þ) 45 4.000 05/01/52 35
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 77
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 210 5.500 10/01/36 210
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 350 5.000 10/01/49 326
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 2,000 4.000 10/01/51 1,571
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 989
City of Cape Coral Water & Sewer Revenue Bonds 1,000 4.000 10/01/36 977
City of Palmetto Revenue Bonds 75 5.250 06/01/52 74
City of Palmetto Revenue Bonds 150 5.375 06/01/57 150
City of Palmetto Revenue Bonds 125 5.625 06/01/62 126
City of Tampa Revenue Bonds 960 5.000 04/01/45 949
City of Venice Revenue Bonds (Þ) 100 5.500 01/01/55 94
City of Venice Revenue Bonds (Þ) 175 5.625 01/01/60 165
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 1,550 4.562 05/01/46 1,485
Coddington Community Development District Special Assessment 100 5.750 05/01/52 100
Collier County Educational Facilities Authority Revenue Bonds 2,400 5.000 06/01/43 2,162
Collier County Health Facilities Authority Revenue Bonds 1,000 4.000 05/01/52 790
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 257
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 241
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 92
Connerton East Community Development District Special Assessment 200 5.375 06/15/53 190
Connerton East Community Development District Special Assessment 100 5.625 06/15/55 95
Copes Landing Community Development District Special Assessment Revenue Bonds 150 5.875 05/01/53 152
Copes Landing Community Development District Special Assessment Revenue Bonds 100 5.450 05/01/54 96
Coral Bay Lee County Community Development District Special Assessment 50 5.625 05/01/52 50
Coral Keys Homes Community Development District Special Assessment 115 4.000 05/01/40 101

See accompanying notes which are an integral part of the financial statements.
454 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cordova Palms Community Development District Special Assessment 1,015 5.400 05/01/42 1,022
Cordova Palms Community Development District Special Assessment 1,455 4.000 05/01/52 1,116
Corkscrew Crossing Community Development District Special Assessment 150 5.300 05/01/53 141
Corkscrew Farms Community Development District Special Assessment (Þ) 50 5.000 11/01/38 49
Corkscrew Farms Community Development District Special Assessment (Þ) 100 5.125 11/01/50 94
Coronado Community Development District Special Assessment 25 4.000 05/01/31 24
Coronado Community Development District Special Assessment 44 4.250 05/01/38 40
Country Greens Community Development District Special Assessment 50 3.200 05/01/25 50
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 345
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 130
County of Broward Port Facilities Revenue Bonds 200 4.000 09/01/44 179
County of Broward Port Facilities Revenue Bonds 2,000 5.250 09/01/47 2,066
County of Lake Revenue Bonds 500 5.750 08/15/50 491
County of Miami-Dade Aviation Revenue Bonds 2,775 5.000 10/01/49 2,747
County of Miami-Dade Seaport Department Revenue Bonds 1,165 5.250 10/01/52 1,180
County of Monroe Airport Revenue Bonds 2,250 5.000 10/01/52 2,138
County of Osceola Transportation Revenue Bonds (ae) 3,700 6.000 10/01/36 4,294
County of Osceola Transportation Revenue Bonds 1,340 5.000 10/01/44 1,350
Creekview Community Development District Special Assessment 200 5.375 05/01/44 186
Creekview Community Development District Special Assessment 300 5.625 05/01/55 273
Cresswind Lake Harris Community Development District Special Assessment 1,000 5.300 05/01/55 910
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 167
Cross Creek North Community Development District Special Assessment 120 5.375 05/01/53 114
Crossings Community Development District Special Assessment 175 5.125 05/01/52 161
Crossings Community Development District Special Assessment 100 5.600 05/01/54 98
Crosswinds East Community Development District Special Assessment 100 5.450 05/01/54 94
Curiosity Creek Community Development District Special Assessment (Þ) 100 5.400 05/01/44 99
Curiosity Creek Community Development District Special Assessment (Þ) 100 5.700 05/01/55 97
Cypress Bay West Community Development District Special Assessment 100 5.250 05/01/43 98
Cypress Bay West Community Development District Special Assessment 100 5.500 05/01/53 97
Cypress Park Estates Community Development District Special Assessment 85 5.000 05/01/42 81
Cypress Park Estates Community Development District Special Assessment 85 5.125 05/01/52 78
Davenport Road South Community Development District Special Assessment (Þ) 100 5.000 11/01/38 97
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 141
Deer Run Community Development District Special Assessment 175 5.400 05/01/39 178
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 202
Deerbrook Community Development District Special Assessment 100 5.500 05/01/53 97
Del Webb Oak Creek Community Development District Special Assessment 350 5.250 05/01/53 327
Del Webb Sunchase Community Development District Special Assessment 1,000 5.625 05/01/55 978
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 73
Durbin Crossing Community Development District Special Assessment (µ) 120 4.000 05/01/37 117
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 59
Eagle Hammock Community Development District Special Assessment 195 5.375 05/01/52 186
Eagle Pointe Community Development District Special Assessment (Þ) 75 4.125 05/01/40 67
Eagle Pointe Community Development District Special Assessment (Þ) 225 4.125 05/01/51 185
East 547 Community Development District Special Assessment 90 6.500 05/01/54 95
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 609
East Nassau Stewardship District Special Assessment 1,250 5.250 05/01/29 1,251

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 455
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
East Nassau Stewardship District Special Assessment 1,270 3.500 05/01/41 1,018
Eden Hills Community Development District Special Assessment 50 4.000 05/01/42 42
Eden Hills Community Development District Special Assessment 200 4.125 05/01/52 157
Edgewater East Community Development District Special Assessment 75 3.600 05/01/41 62
Edgewater East Community Development District Special Assessment 150 4.000 05/01/42 129
Edgewater West Community Development District Special Assessment 250 5.500 05/01/54 242
Elevation Pointe Community Development District Special Assessment 700 4.400 05/01/42 623
Enclave at Black Point Marina Community Development District Special Assessment 135 3.250 05/01/25 135
Enclave at Black Point Marina Community Development District Special Assessment 140 3.500 05/01/26 139
Enclave at Black Point Marina Community Development District Special Assessment 790 3.750 05/01/31 769
Enclave at Black Point Marina Community Development District Special Assessment 1,170 4.000 05/01/37 1,121
Entrada Community Development District Special Assessment 100 5.800 05/01/53 101
Epperson North Community Development District Special Assessment 50 5.300 05/01/44 49
Epperson North Community Development District Special Assessment 75 5.600 05/01/55 73
Escambia County Health Facilities Authority Revenue Bonds 830 4.000 08/15/45 707
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 178
Escambia County Health Facilities Authority Revenue Bonds 5,525 4.000 08/15/50 4,498
Everlands Community Development District Special Assessment (Þ) 100 5.200 06/15/44 96
Everlands Community Development District Special Assessment (Þ) 100 5.500 06/15/54 94
Everlands II Community Development District Special Assessment 50 5.200 06/15/44 49
Everlands II Community Development District Special Assessment 100 5.450 06/15/54 96
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 79
Fallschase Community Development District Special Assessment 570 4.000 05/01/52 437
Fish Lake Cover Community Development District Special Assessment 100 5.550 05/01/55 93
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 55
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 9,475 12.000 07/15/32 9,854
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 76
Florida Development Finance Corp. Revenue Bonds (µ) 940 4.000 02/01/46 843
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 73
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/47 1,122
Florida Development Finance Corp. Revenue Bonds 2,000 5.250 07/01/47 1,975
Florida Development Finance Corp. Revenue Bonds 225 5.000 06/01/50 189
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.250 06/01/50 206
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 98
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 06/01/51 140
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 390
Florida Development Finance Corp. Revenue Bonds 2,500 5.000 02/01/52 2,403
Florida Development Finance Corp. Revenue Bonds (Þ) 405 5.500 07/01/52 338
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.875 08/15/52 220
Florida Development Finance Corp. Revenue Bonds (Þ) 350 5.125 10/01/52 325
Florida Development Finance Corp. Revenue Bonds (µ) 675 5.250 07/01/53 678
Florida Development Finance Corp. Revenue Bonds 2,375 5.500 07/01/53 2,371
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.250 06/01/54 236
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/01/55 141
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 102
Florida Development Finance Corp. Revenue Bonds (Þ) 1,220 5.250 06/01/55 1,089
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/30/56 133
Florida Development Finance Corp. Revenue Bonds (Þ) 315 5.625 07/01/56 263

See accompanying notes which are an integral part of the financial statements.
456 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 10/01/56 164
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 4,495 8.250 07/01/57 4,631
Florida Development Finance Corp. Revenue Bonds (Þ) 225 6.000 08/15/57 198
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 06/01/59 163
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 2,850 10.000 07/15/59 2,928
Florida Higher Educational Facilities Financial Authority Revenue Bonds 125 5.000 03/01/39 101
Florida Higher Educational Facilities Financial Authority Revenue Bonds 350 5.000 03/01/44 267
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,169
Florida Higher Educational Facilities Financial Authority Revenue Bonds 515 5.000 03/01/49 373
Forest Lake Community Development District Special Assessment (Þ) 305 5.375 05/01/42 307
Forest Lake Community Development District Special Assessment (Þ) 265 5.500 05/01/52 262
Fox Branch Ranch Community Development District Special Assessment 100 5.400 05/01/55 92
Gardens at Hammock Beach Community Development District Special Assessment 100 5.600 05/01/44 98
Gardens at Hammock Beach Community Development District Special Assessment 100 5.875 05/01/55 97
GIR East Community Development District Special Assessment 125 5.300 05/01/45 118
GIR East Community Development District Special Assessment 175 5.500 05/01/55 162
Governors Park South Community Development District Special Assessment 75 5.400 05/01/45 73
Governors Park South Community Development District Special Assessment 100 5.650 05/01/55 96
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 63
Grand Bay at Doral Community Development District Special Assessment 65 5.000 05/01/46 61
Grand Oaks Community Development District Special Assessment 100 4.000 11/01/51 77
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 750
Greenbriar Community Development District Special Assessment 100 5.650 05/01/45 98
Greenbriar Community Development District Special Assessment 100 5.875 05/01/54 96
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 90
Hacienda North Community Development District Special Assessment 250 6.500 05/01/53 262
Hammock Oaks Community Development District Special Assessment 125 6.150 05/01/54 126
Hammock Oaks Community Development District Special Assessment (Þ) 155 5.750 05/01/55 150
Hammock Reserve Community Development District Special Assessment 50 4.700 05/01/42 46
Hammock Reserve Community Development District Special Assessment 145 5.000 05/01/52 131
Harbor Bay Community Development District Special Assessment 100 3.750 05/01/34 90
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 93
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 82
Harmony on Lake Eloise Community Development District Special Assessment
Revenue Bonds 100 5.450 11/01/45 97
Harmony on Lake Eloise Community Development District Special Assessment
Revenue Bonds 100 5.375 05/01/53 95
Harmony on Lake Eloise Community Development District Special Assessment
Revenue Bonds 100 5.650 11/01/54 95
Harmony West Community Development District Special Assessment (Þ) 1,185 5.250 05/01/49 1,127
Harmony West Community Development District Special Assessment 100 5.650 05/01/55 94
Hawks Point Community Development District Special Assessment 185 4.250 05/01/35 178
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 86
Hawkstone Community Development District Special Assessment 150 5.375 05/01/43 149
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 77
Hawkstone Community Development District Special Assessment 130 5.500 05/01/53 126
Hawthorne Mill North Community Development District Special Assessment 110 5.500 05/01/54 106
Heights Community Development District County of Hillsborough Tax Allocation 150 5.000 01/01/38 147
Heights Community Development District County of Hillsborough Tax Allocation 300 5.000 01/01/50 275
Herons Glen Recreation District Special Assessment (µ) 105 2.500 05/01/40 77

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 457
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Highlands Community Development District Special Assessment 200 4.250 05/01/36 178
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 416
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 99
Highlands Meadows West Community Development District Special Assessment 25 3.625 05/01/40 21
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 28
Hillcrest Preserve Community Development District Special Assessment (Þ) 100 5.000 05/01/44 95
Hillcrest Preserve Community Development District Special Assessment (Þ) 150 5.300 05/01/54 141
Hills Minneola Community Development District Special Assessment (Þ) 160 4.000 05/01/40 142
Hills Minneola Community Development District Special Assessment 50 5.550 05/01/44 50
Hills Minneola Community Development District Special Assessment (Þ) 230 4.000 05/01/50 187
Hills Minneola Community Development District Special Assessment 100 5.875 05/01/54 101
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 1,695 4.000 08/01/50 1,469
Hillsborough County Industrial Development Authority Revenue Bonds 3,305 4.000 08/01/55 2,692
Hobe-St. Lucie Conservancy District Special Assessment 100 5.600 05/01/44 101
Hunt Club Grove Community Development District Special Assessment 135 5.625 06/15/54 133
Island Lakes Estate Special Assessment 150 6.000 12/15/53 153
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 147
Juniper Cove Community Development District Special Assessment 100 5.450 05/01/45 98
Juniper Cove Community Development District Special Assessment 100 5.700 05/01/55 96
K-Bar Ranch II Community Development District Special Assessment (Þ) 185 4.500 05/01/38 172
K-Bar Ranch II Community Development District Special Assessment 100 3.125 05/01/41 76
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 241
Kelly Park Community Development District Special Assessment 135 5.300 05/01/45 128
Kelly Park Community Development District Special Assessment 75 6.250 11/01/53 78
Kindred Community Development District II Special Assessment 100 5.650 05/01/43 101
Kindred Community Development District II Special Assessment 100 3.750 05/01/50 76
Kindred Community Development District II Special Assessment 100 5.875 05/01/54 101
Kingman Gate Community Development District Special Assessment 85 4.000 06/15/40 74
Kingman Gate Community Development District Special Assessment 60 4.000 06/15/50 47
Knightsbridge Community Development District Special Assessment (Þ) 1,000 5.500 06/15/54 968
Lake Deer Community Development District Special Assessment 125 5.625 05/01/53 127
Lake Emma Community Development District Special Assessment (Þ) 50 5.250 05/01/43 49
Lake Emma Community Development District Special Assessment (Þ) 100 5.500 05/01/53 97
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 86
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 637
Lakes of Sarasota Community Development District 2 Special Assessment 275 5.200 05/01/35 275
Lakes of Sarasota Community Development District 2 Special Assessment 100 5.700 05/01/55 94
Lakes of Sarasota Community Development District Special Assessment 285 3.900 05/01/41 241
Lakes of Sarasota Community Development District Special Assessment 200 4.125 05/01/41 176
Lakeside Preserve Community Development District Special Assessment 30 5.250 05/01/30 30
Lakeside Preserve Community Development District Special Assessment 70 6.000 05/01/43 73
Lakeside Preserve Community Development District Special Assessment 115 6.375 05/01/54 120
Lakewood Park Community Development District Special Assessment 100 5.750 05/01/53 100
Lakewood Ranch Stewardship District Special Assessment 75 4.250 05/01/26 75
Lakewood Ranch Stewardship District Special Assessment 915 4.875 05/01/35 906
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 100
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 98
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 150

See accompanying notes which are an integral part of the financial statements.
458 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakewood Ranch Stewardship District Special Assessment 315 5.125 05/01/46 305
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 95
Lakewood Ranch Stewardship District Special Assessment 225 5.375 05/01/47 220
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 236
Lakewood Ranch Stewardship District Special Assessment 100 3.900 05/01/50 78
Lakewood Ranch Stewardship District Special Assessment 800 4.000 05/01/52 630
Lakewood Ranch Stewardship District Special Assessment 100 5.550 05/01/54 98
Lakewood Ranch Stewardship District Special Assessment 320 6.300 05/01/54 331
Lakewood Ranch Stewardship District Special Assessment 100 5.500 05/01/55 96
Landings at Miami Community Development District Special Assessment (Þ) 100 4.625 11/01/38 94
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 89
Landmark at Doral Community Development District Special Assessment 35 3.375 05/01/30 34
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/35 97
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 93
Landmark at Doral Community Development District Special Assessment 50 4.000 05/01/38 46
Lee County Industrial Development Authority Revenue Bonds 275 5.250 10/01/52 249
Lee County Industrial Development Authority Revenue Bonds 300 5.250 11/15/54 300
Lee County Industrial Development Authority Revenue Bonds 775 5.250 10/01/57 687
Leomas Landing Community Development District Special Assessment 100 5.700 11/04/54 94
Liberty Cove Community Development District Special Assessment 175 5.700 05/01/54 174
Longleaf Community Development District Special Assessment Revenue Bonds 100 5.450 05/01/55 96
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 156
LT Ranch Community Development District Special Assessment 100 5.900 05/01/53 102
LT Ranch Community Development District Special Assessment 1,000 5.850 05/01/54 1,008
LTC Ranch West Residential Community Development District Special Assessment 60 3.250 05/01/31 55
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 40
LTC Ranch West Residential Community Development District Special Assessment 100 5.650 05/01/54 95
LTC Ranch West Residential Community Development District Special Assessment 50 6.000 05/01/54 48
LTC Ranch West Residential Community Development District Special Assessment 100 6.050 05/01/54 102
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 90
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 85
Magnolia Island Community Development District Special Assessment 50 5.550 05/01/45 50
Magnolia Island Community Development District Special Assessment 120 5.750 05/01/55 120
Mandarin Grove Community Development District Special Assessment (Þ) 70 6.625 05/01/53 79
Marion Ranch Community Development District Special Assessment 50 5.700 05/01/44 51
Marion Ranch Community Development District Special Assessment 140 5.950 05/01/54 142
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 197
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 237
Meadow Pointe III Community Development District Special Assessment 520 4.400 05/01/31 520
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/25 115
Meadow Pointe IV Community Development District Special Assessment 650 4.100 05/01/30 648
Meadow View at Twin Creeks Community Development District Special Assessment 100 3.750 05/01/52 73
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 92
Merrick Square Community Development District Special Assessment 100 5.625 05/01/53 99
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.125 07/01/38 1,622
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.000 11/15/39 1,750
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 871
Miami World Center Community Development District Special Assessment 510 5.125 11/01/39 501

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 459
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,092
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 130 5.250 07/01/52 121
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 185 5.500 07/01/61 175
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 998
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Mirada Community Development District Special Assessment Revenue Bonds 125 5.625 05/01/44 120
Mirada II Community Development District Special Assessment 125 3.500 05/01/41 100
Mirada II Community Development District Special Assessment 1,615 4.000 05/01/51 1,246
Mirada II Community Development District Special Assessment 165 5.750 05/01/53 167
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 39
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 178
Normandy Community Development District Special Assessment Revenue Bonds (Þ) 150 5.300 05/01/44 147
Normandy Community Development District Special Assessment Revenue Bonds (Þ) 200 5.550 05/01/54 195
North AR-1 Pasco Community Development District Special Assessment 690 5.750 05/01/43 704
North AR-1 Pasco Community Development District Special Assessment 75 5.750 05/01/44 77
North AR-1 Pasco Community Development District Special Assessment 195 6.000 05/01/54 199
North Loop Community Development District Special Assessment 150 6.625 05/01/54 159
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 78
North Park Isle Community Development District Special Assessment 150 4.000 11/01/51 116
North Powerline Road Community Development District Special Assessment (Þ) 140 5.625 05/01/52 140
Oak Creek Community Development District Special Assessment 190 3.850 05/01/25 190
Ocala Preserve Community Development District Special Assessment 1,175 3.100 11/01/41 884
Ocala Preserve Community Development District Special Assessment 95 5.700 05/01/43 97
Ocala Preserve Community Development District Special Assessment 100 5.875 05/01/53 101
Orange Blossom Ranch Community Development District Special Assessment 140 4.850 05/01/39 134
Orange Blossom Ranch Community Development District Special Assessment 100 5.250 06/15/43 98
Orange Blossom Ranch Community Development District Special Assessment 215 5.000 05/01/49 197
Orange Blossom Ranch Community Development District Special Assessment 100 5.375 06/15/53 95
Orange County Health Facilities Authority Revenue Bonds 805 4.500 10/01/56 765
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,230
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 87
Pacific Ace Community Development District Special Assessment 100 5.500 05/01/55 99
Paddocks Community Development District Special Assessment (Þ) 140 5.450 05/01/55 131
Palermo Community Development District Special Assessment 100 5.000 06/15/43 95
Palermo Community Development District Special Assessment 100 5.350 06/15/45 96
Palermo Community Development District Special Assessment 125 5.250 06/15/53 117
Palermo Community Development District Special Assessment 100 5.500 06/15/55 93
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 600 11.500 07/01/27 799
Palm Beach County Health Facilities Authority Revenue Bonds 175 4.000 06/01/36 164
Palm Beach County Health Facilities Authority Revenue Bonds 435 5.000 05/15/53 399
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 240
Palm Beach County Health Facilities Authority Revenue Bonds 200 7.625 05/15/58 222
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 556
Palm Coast Park Community Development District Special Assessment 100 5.400 05/01/43 99
Palm Coast Park Community Development District Special Assessment 1,200 4.000 05/01/52 920
Palm Coast Park Community Development District Special Assessment 100 5.600 05/01/53 98
Palm Gate Community Development District Special Assessment 100 5.300 06/15/45 94
Palm Gate Community Development District Special Assessment 100 5.550 06/15/55 93

See accompanying notes which are an integral part of the financial statements.
460 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 345
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 176
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 114
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 226
Parker Pointe Community Development District Special Assessment 1,000 5.750 05/01/54 1,001
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 488
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 327
Parkway Center Community Development District Special Assessment 130 4.375 05/01/31 132
Parkway Center Community Development District Special Assessment 175 4.700 05/01/49 165
Parrish Lakes Community Development District Special Assessment 85 5.125 05/01/43 82
Parrish Lakes Community Development District Special Assessment 50 5.375 05/01/43 50
Parrish Lakes Community Development District Special Assessment 100 5.500 05/01/44 100
Parrish Lakes Community Development District Special Assessment 105 5.400 05/01/53 100
Parrish Lakes Community Development District Special Assessment 150 5.625 05/01/53 148
Parrish Lakes Community Development District Special Assessment 200 5.800 05/01/54 201
Parrish Lakes II Community Development District Special Assessment 250 5.125 05/01/44 241
Parrish Lakes II Community Development District Special Assessment 450 5.450 05/01/54 432
Parrish Plantation Community Development District Special Assessment 100 6.050 05/01/54 102
Pasadena Ridge Community Development District Special Assessment 100 5.050 05/01/44 95
Pasadena Ridge Community Development District Special Assessment 100 5.375 05/01/55 94
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 195 4.375 05/01/36 195
Peace Creek Community Development District Special Assessment 100 5.125 06/15/43 96
Peace Creek Community Development District Special Assessment 180 5.375 06/15/53 171
Peace Creek Community Development District Special Assessment 100 5.625 05/01/55 94
Peace Crossing Community Development District Special Assessment 225 5.700 05/01/44 217
Peace Crossing Community Development District Special Assessment 325 6.000 05/01/54 306
Pinellas County Educational Facilities Authority Revenue Bonds (Þ) 545 4.125 12/15/28 544
Pinellas County Industrial Development Authority Revenue Bonds 1,270 5.000 07/01/29 1,275
Pioneer Ranch Community Development District Special Assessment 100 5.000 05/01/44 93
Pioneer Ranch Community Development District Special Assessment 100 5.300 05/01/55 91
Portico Community Development District Special Assessment Revenue Bonds 25 3.625 05/01/40 21
Preserve at South Branch Community Development District Special Assessment 535 5.250 11/01/38 534
Preserve at South Branch Community Development District Special Assessment 100 4.000 11/01/39 90
Prosperity Lakes Community Development District Special Assessment 100 6.125 12/15/53 103
Randal Park Community Development District Special Assessment (Þ) 540 5.050 05/01/39 527
Randal Park Community Development District Special Assessment (Þ) 895 5.200 05/01/49 845
Regal Village Community Development District Special Assessment 150 5.500 05/01/54 145
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 754
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,529
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 28
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 73
Ridge at Heath Brook Community Development District Special Assessment 25 5.250 05/01/43 25
Ridge at Heath Brook Community Development District Special Assessment 50 5.500 05/01/53 48
River Hall Community Development District Special Assessment (Þ) 65 5.350 05/01/44 64
River Hall Community Development District Special Assessment 600 4.000 05/01/51 464
River Hall Community Development District Special Assessment 150 6.500 05/01/54 158
River Hall Community Development District Special Assessment (Þ) 75 5.625 05/01/55 74
River Landing Community Development District Special Assessment 100 5.450 05/01/55 93

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 461
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Riverwalk Community Development District Special Assessment 100 5.800 05/01/54 100
Riverwalk Community Development District Special Assessment (Þ) 100 5.450 05/01/55 94
Rivington Community Development District Special Assessment 300 4.000 05/01/52 230
Rolling Hills Community Development District Special Assessment 950 4.000 05/01/52 731
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 100
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 196
Rolling Oaks Community Development District Special Assessment (Þ) 150 6.500 05/01/53 153
Rookery Community Development District Special Assessment 125 5.350 05/01/55 115
Rustic Oaks Community Development District Special Assessment 1,000 3.450 05/01/42 785
Rye Crossing Community Development District Special Assessment 100 5.250 05/01/53 94
Rye Ranch Community Development District Special Assessment (Þ) 60 6.000 11/01/53 61
Rye Ranch Community Development District Special Assessment 200 6.625 05/01/54 212
Saddle Creek Preserve of Polk County Community Development District Special
Assessment 1,000 3.350 12/15/41 778
Saltleaf Community Development District Special Assessment 300 6.000 05/01/56 305
Saltmeadows Community Development District Special Assessment 125 5.500 05/01/53 121
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 50
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 38
Sandmine Road Community Development District Special Assessment 100 6.000 11/01/52 102
Sarasota County Public Hospital District Revenue Bonds 1,000 4.000 07/01/48 861
Savanna Lakes Community Development District Special Assessment 50 5.500 06/15/54 48
Sawgrass Village Community Development District Special Assessment 200 5.750 05/01/53 202
Sawgrass Village Community Development District Special Assessment 135 6.375 11/01/53 141
Scenic Terrace North Community Development District Special Assessment 120 5.875 05/01/43 123
Scenic Terrace North Community Development District Special Assessment 140 6.125 05/01/54 143
Scenic Terrace South Community Development District Special Assessment 100 4.500 05/01/42 91
Scenic Terrace South Community Development District Special Assessment 225 4.625 05/01/53 194
Scenic Terrace South Community Development District Special Assessment 100 6.750 11/01/53 108
Seaton Creek Reserve Community Development District Special Assessment (Þ) 100 5.500 06/15/53 97
Sebastian Isles Community Development District Special Assessment 100 5.300 05/01/54 91
Seminole County Industrial Development Authority Revenue Bonds (Þ) 335 4.000 06/15/51 263
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 76
Seminole Improvement District Revenue Bonds 100 5.300 10/01/37 98
Seminole Palms Community Development District Special Assessment 100 5.700 05/01/53 100
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 100
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 172
Sherwood Manor Community Development District Special Assessment 75 5.500 05/01/43 75
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 190
Sherwood Manor Community Development District Special Assessment 135 5.625 05/01/53 133
Shingle Creek at Bronson Community Development District Special Assessment 475 3.100 06/15/31 445
Silverlake Community Development District Special Assessment 100 5.500 05/01/53 97
Six Mile Creek Community Development District Special Assessment 310 3.100 05/01/31 291
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 18
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 593
Six Mile Creek Community Development District Special Assessment 75 3.500 05/01/41 60
Six Mile Creek Community Development District Special Assessment 45 4.250 11/01/50 38
Six Mile Creek Community Development District Special Assessment 125 5.700 05/01/54 124
Six Mile Creek Community Development District Special Assessment 100 5.375 05/01/55 95
Solaeris Community Development District Special Assessment 140 6.000 05/01/44 151

See accompanying notes which are an integral part of the financial statements.
462 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Solaeris Community Development District Special Assessment 225 6.250 05/01/55 239
Somerset Bay Community Development District Special Assessment Revenue Bonds
(Þ) 100 5.900 05/01/54 100
Somerset Community Development District Special Assessment Revenue Bonds 1,000 4.200 05/01/37 912
South Broward Hospital District Revenue Bonds 1,750 3.000 05/01/51 1,260
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 195
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 82
Southern Groves Community Development District No. 5 Special Assessment 600 4.000 05/01/43 502
Southern Groves Community Development District No. 5 Special Assessment 2,630 4.000 05/01/48 2,096
Southshore Bay Community Development District Special Assessment Revenue
Bonds 100 5.625 05/01/54 98
Springs at Lake Alfred Community Development District Special Assessment 50 5.250 05/01/44 49
Springs at Lake Alfred Community Development District Special Assessment 100 5.600 05/01/54 98
St. Augustine Lakes Community Development District Special Assessment 995 5.500 06/15/53 964
St. Johns County Industrial Development Authority Revenue Bonds 550 4.000 12/15/41 437
St. Johns County Industrial Development Authority Revenue Bonds 25 4.000 12/15/46 19
St. Johns County Industrial Development Authority Revenue Bonds 200 4.000 12/15/50 146
St. Johns County Industrial Development Authority Revenue Bonds 375 4.000 08/01/55 296
Stellar North Community Development District Special Assessment 825 3.200 05/01/41 635
Stonegate Preserve Community Development District Special Assessment 200 6.125 12/15/53 205
Stoneybrook North Community Development District Special Assessment 100 6.375 11/01/52 109
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 184
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 130
Stoneybrook South at Championsgate Community Development District Special
Assessment 100 5.500 06/15/53 97
Stoneybrook South Community Development District Special Assessment (Þ) 1,125 3.750 12/15/50 835
Storey Creek Community Development District Special Assessment 50 5.200 06/15/42 49
Storey Creek Community Development District Special Assessment 75 5.375 06/15/52 72
Storey Park Community Development District Special Assessment (Þ) 650 3.300 06/15/41 506
Stuart Crossing Community Development District Special Assessment (Þ) 100 5.500 05/01/54 97
Summer Woods Community Development District Special Assessment 15 3.400 05/01/41 12
Summer Woods Community Development District Special Assessment 15 4.000 05/01/51 12
Summer Woods Community Development District Special Assessment 285 4.000 05/01/52 219
Sunbridge Stewardship District Special Assessment 200 5.350 05/01/52 194
Talis Park Community Development District Special Assessment 100 4.000 05/01/33 93
Tamarindo Community Development District Special Assessment 50 3.375 05/01/41 39
Tapestry Community Development District Special Assessment Revenue Bonds 100 5.000 05/01/46 94
Tern Bay Community Development District Special Assessment 450 4.000 06/15/42 380
Terreno Community Development District Special Assessment 100 5.400 05/01/45 96
Terreno Community Development District Special Assessment 100 5.250 05/01/53 94
Terreno Community Development District Special Assessment 100 5.650 05/01/55 94
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 921
Timber Creek Southwest Community Development District Special Assessment 250 3.300 12/15/41 193
Timber Creek Southwest Community Development District Special Assessment 1,250 4.000 12/15/51 962
Tohoqua Community Development District Special Assessment Revenue Bonds 100 3.600 05/01/41 81
Tolomato Community Development District Special Assessment (µ) 200 3.750 05/01/40 180
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 98
Toscana Isles Community Development District Special Assessment 215 5.375 11/01/39 216
Toscana Isles Community Development District Special Assessment 245 5.500 11/01/49 240

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 463
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 94
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 89
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 52
Towns at Woodsdale Community Development District Special Assessment (Þ) 100 6.375 11/01/53 104
Tradition Community Development District No. 9 Special Assessment 100 3.000 05/01/41 75
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 77
Triple Creek Community Development District Special Assessment 20 5.250 11/01/27 20
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 82
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 261
TSR Community Development District Special Assessment Revenue Bonds 200 5.000 11/01/39 194
TSR Community Development District Special Assessment Revenue Bonds 200 4.750 11/01/47 182
TSR Community Development District Special Assessment Revenue Bonds 485 5.125 11/01/49 452
Tuckers Pointe Community Development District Special Assessment 300 3.625 05/01/32 276
Tuckers Pointe Community Development District Special Assessment 100 4.000 05/01/52 77
Twisted Oaks Pointe Community Development District Special Assessment 75 5.875 05/01/43 77
Twisted Oaks Pointe Community Development District Special Assessment 50 6.125 05/01/54 51
Twisted Oaks Pointe Community Development District Special Assessment 125 6.000 05/01/55 127
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 96
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 92
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 127
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 185
Two Lakes Community Development District Special Assessment 175 5.000 05/01/55 168
Two Rivers East Community Development District Special Assessment 275 5.875 05/01/53 280
Two Rivers North Community Development District Special Assessment 270 5.250 05/01/52 258
Two Rivers West Community Development District Special Assessment 150 6.000 05/01/43 157
Two Rivers West Community Development District Special Assessment 300 6.250 05/01/53 313
Two Rivers West Community Development District Special Assessment 145 6.125 11/01/53 149
Two Rivers West Community Development District Special Assessment 125 5.875 05/01/54 126
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 503
Varrea South Community Development District Special Assessment 125 5.400 05/01/53 119
V-Dana Community Development District Special Assessment 500 3.125 05/01/31 470
V-Dana Community Development District Special Assessment 95 5.250 05/01/43 94
V-Dana Community Development District Special Assessment 100 5.375 05/01/45 100
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 77
V-Dana Community Development District Special Assessment 180 5.500 05/01/54 177
V-Dana Community Development District Special Assessment 125 5.550 05/01/55 124
Ventana Community Development District Special Assessment Revenue Bonds (Þ) 840 5.000 05/01/38 820
Ventana Community Development District Special Assessment Revenue Bonds (Þ) 500 5.125 05/01/49 467
Veranda Community Development District II Special Assessment 190 5.000 11/01/39 184
Veranda Community Development District II Special Assessment (Þ) 60 3.600 05/01/41 49
Veranda Community Development District II Special Assessment 160 5.125 05/01/44 154
Veranda Community Development District II Special Assessment 120 5.375 05/01/44 119
Veranda Community Development District II Special Assessment 270 5.125 11/01/49 252
Veranda Community Development District II Special Assessment (Þ) 50 4.000 05/01/51 39
Veranda Community Development District II Special Assessment 300 5.375 05/01/54 285
Veranda Community Development District II Special Assessment 25 5.625 05/01/54 25
Veranda Landing Community Development District Special Assessment 100 5.500 06/15/53 97
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 190

See accompanying notes which are an integral part of the financial statements.
464 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Verano No. 1 Community Development District Special Assessment 30 4.750 11/01/25 30
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 96
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 250
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 92
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 236
Verano No. 2 Community Development District Special Assessment 50 5.350 05/01/44 49
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 47
Verano No. 2 Community Development District Special Assessment 65 5.625 05/01/55 64
Verano No. 3 Community Development District Special Assessment 470 6.625 11/01/52 500
Verano No. 4 Community Development District Special Assessment 75 5.375 05/01/43 75
Verano No. 4 Community Development District Special Assessment 75 5.625 05/01/53 74
Vida's Way Community Development District Special Assessment 100 4.875 05/01/44 91
Vida's Way Community Development District Special Assessment 150 5.200 05/01/54 135
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 40
Viera Stewardship District Special Assessment 100 5.300 05/01/43 99
Viera Stewardship District Special Assessment 250 5.500 05/01/54 242
Village Community Development District No. 13 Special Assessment Revenue Bonds
(Þ) 260 3.250 05/01/40 205
Village Community Development District No. 13 Special Assessment Revenue Bonds
(Þ) 575 3.500 05/01/51 411
Village Community Development District No. 13 Special Assessment Revenue Bonds 320 3.250 05/01/52 227
Village Community Development District No. 14 Special Assessment Revenue Bonds 960 5.500 05/01/53 985
Village Community Development District No. 15 Special Assessment (Þ) 200 5.000 05/01/43 202
Village Community Development District No. 15 Special Assessment (Þ) 400 5.250 05/01/54 400
Villages of Glen Creek Community Development District Special Assessment 100 5.250 05/01/53 97
Villamar Community Development District Special Assessment 905 4.625 05/01/39 856
Villamar Community Development District Special Assessment 495 4.000 11/01/51 389
Villamar Community Development District Special Assessment 500 4.125 05/01/52 400
Villamar Community Development District Special Assessment 1,265 5.750 05/01/53 1,267
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 77
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 227
Waterford Community Development District Special Assessment 40 5.375 05/01/43 40
Waterford Community Development District Special Assessment 60 5.600 05/01/53 59
Waterford Community Development District Special Assessment 75 5.450 05/01/54 72
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 247
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 148
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 142
Wellness Ridge Community Development District Special Assessment 125 5.125 06/15/43 121
Wellness Ridge Community Development District Special Assessment (Þ) 100 5.000 06/15/44 93
Wellness Ridge Community Development District Special Assessment 125 5.375 06/15/53 119
Wellness Ridge Community Development District Special Assessment (Þ) 100 5.200 06/15/55 89
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 61
West Hillcrest Community Development District Special Assessment 100 5.500 06/15/53 97
West Port Community Development District Special Assessment 90 3.400 05/01/41 72
West Port Community Development District Special Assessment (Þ) 1,700 4.000 05/01/51 1,340
West Port Community Development District Special Assessment 50 5.250 05/01/52 48
West Villages Improvement District Special Assessment 135 4.750 05/01/39 129
West Villages Improvement District Special Assessment 1,935 3.500 05/01/41 1,551
West Villages Improvement District Special Assessment 50 5.375 05/01/42 50

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 465
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Villages Improvement District Special Assessment 100 5.375 05/01/43 99
West Villages Improvement District Special Assessment 210 5.000 05/01/50 195
West Villages Improvement District Special Assessment 150 5.500 05/01/53 146
West Villages Improvement District Special Assessment 200 5.625 05/01/53 197
West Villages Improvement District Special Assessment 100 5.625 05/01/54 98
West Villages Improvement District Special Assessment 100 6.250 05/01/54 104
West Villages Improvement District Special Assessment 150 6.000 05/01/55 154
Westside Community Development District Special Assessment Revenue Bonds (Þ) 100 4.100 05/01/37 90
Westside Community Development District Special Assessment Revenue Bonds (Þ) 100 4.125 05/01/38 90
Westside Community Development District Special Assessment Revenue Bonds 815 4.000 05/01/50 623
Westside Haines City Community Development District Special Assessment 160 5.750 05/01/44 158
Westside Haines City Community Development District Special Assessment 160 6.000 05/01/54 157
Westview North Community Development District Special Assessment 100 6.000 06/15/52 102
Westview South Community Development District Special Assessment 100 5.375 05/01/43 99
Westview South Community Development District Special Assessment 245 5.600 05/01/53 241
Westview South Community Development District Special Assessment 150 5.625 05/01/53 148
Westwood of Pasco Community Development District Special Assessment 500 5.400 05/01/43 498
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/53 97
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/54 97
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 113
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 212
Willowbrook Community Development District Special Assessment 100 5.900 05/01/55 101
Willows Community Development District Special Assessment 100 5.750 05/01/52 100
Wind Meadows South Community Development District Special Assessment 935 4.000 05/01/52 717
Wind Meadows South Community Development District Special Assessment 125 5.625 05/01/53 123
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 94
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 92
Winding Oaks Community Development District Special Assessment 100 5.400 05/01/44 99
Winding Oaks Community Development District Special Assessment 100 5.700 05/01/55 99
Windward at Lakewood Ranch Community Development District Special Assessment 100 4.250 05/01/52 80
Windward Community Development District Special Assessment Revenue Bonds 80 4.400 11/01/35 80
Woodland Crossing Community Development District Special Assessment (Þ) 200 6.125 05/01/56 200
Woodland Preserve Community Development District Special Assessment (Þ) 100 5.300 05/01/45 94
Woodland Preserve Community Development District Special Assessment (Þ) 100 5.500 05/01/55 92
Woodland Ranch Estates Community Development District Special Assessment 60 5.550 05/01/45 58
Woodland Ranch Estates Community Development District Special Assessment 100 5.750 05/01/55 94
Yarborough Lane Community Development District Special Assessment 1,625 5.600 05/01/55 1,589
Zephyr Lakes Community Development District Special Assessment 50 3.375 05/01/41 40
Zephyr Lakes Community Development District Special Assessment 80 4.000 05/01/51 63
230,053
Georgia - 1.8%
Atlanta Development Authority (The) Revenue Bonds (Þ) 3,200 6.500 12/15/48 2,742
Atlanta Development Authority (The) Tax Allocation (Þ) 1,125 5.500 04/01/39 1,135
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 3,330 3.875 07/01/51 2,517
City of Rockdale Special Assessment (Þ) 400 7.500 09/15/54 416
Columbia County Hospital Authority Revenue Bonds 130 5.125 04/01/53 131
Columbia County Hospital Authority Revenue Bonds 1,100 5.750 04/01/53 1,188
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 861
Development Authority of Burke County (The) Revenue Bonds 1,000 4.125 11/01/45 889

See accompanying notes which are an integral part of the financial statements.
466 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Development Authority of Cobb County (The) Revenue Bonds (ae) 50 5.000 07/15/38 50
Development Authority of Cobb County (The) Revenue Bonds 1,450 5.000 07/15/38 1,450
Development Authority of Lagrange Revenue Bonds 100 5.000 10/15/52 84
East Palm Drive Community Development District Special Assessment 100 5.375 06/15/54 92
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.125 03/01/52 43
George L Smith II Congress Center Authority Revenue Bonds (Þ) 1,210 3.625 01/01/31 1,147
George L Smith II Congress Center Authority Revenue Bonds (Þ) 160 5.000 01/01/36 161
George L Smith II Congress Center Authority Revenue Bonds 3,920 4.000 01/01/54 3,268
George L Smith II Congress Center Authority Revenue Bonds (Þ) 2,795 5.000 01/01/54 2,545
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 893
Lawson Dunes Community Development District Special Assessment 45 5.000 05/01/42 44
Lawson Dunes Community Development District Special Assessment 80 5.125 05/01/52 75
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 352
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,035 5.000 07/01/53 1,077
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 145 5.000 12/01/53 151
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,775 5.000 06/01/55 1,873
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,365 5.000 07/01/48 2,429
Municipal Electric Authority of Georgia Revenue Bonds (µ) 1,500 4.000 01/01/49 1,373
Municipal Electric Authority of Georgia Revenue Bonds 2,000 4.000 01/01/49 1,695
Municipal Electric Authority of Georgia Revenue Bonds (µ) 3,220 4.000 01/01/49 2,734
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 998
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,000 5.000 01/01/56 2,012
Municipal Electric Authority of Georgia Revenue Bonds 1,500 4.000 01/01/59 1,268
Municipal Electric Authority of Georgia Revenue Bonds 1,500 5.000 01/01/63 1,444
Private Colleges & Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,005
Private Colleges & Universities Authority Revenue Bonds (~)(Ê) 450 1.950 09/01/52 450
Rockdale County Development Authority Revenue Bonds (Þ) 225 4.000 01/01/38 221
Sunbridge Stewardship District Special Assessment 175 5.500 05/01/52 170
38,983
Guam - 0.5%
American Samoa Economic Development Authority Revenue Bonds (Þ) 100 3.720 09/01/27 97
American Samoa Economic Development Authority Revenue Bonds (Þ) 625 5.000 09/01/38 622
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.125 10/01/34 103
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.250 10/01/36 104
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/40 104
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/43 102
Guam Business Privilege Tax Revenue Bonds 2,825 4.000 01/01/36 2,703
Guam Business Privilege Tax Revenue Bonds 1,420 4.000 01/01/42 1,278
Guam Department of Education Certificate of Participation 750 4.250 02/01/30 742
Guam Department of Education Certificate of Participation 545 5.000 02/01/40 526
Guam Government Waterworks Authority Revenue Bonds 1,605 5.000 01/01/46 1,585
Guam Government Waterworks Authority Revenue Bonds 1,000 5.000 01/01/50 990
Port Authority of Guam Revenue Bonds 200 5.000 07/01/36 201
Territory of Guam General Obligation Unlimited 325 5.000 11/15/31 329
Territory of Guam Revenue Bonds 500 5.000 12/01/31 502
Territory of Guam Revenue Bonds 500 5.000 11/01/35 515
10,503
Hawaii - 0.6%

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 467
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,200
State of Hawaii Airports System Revenue Bonds 1,000 5.000 07/01/51 988
State of Hawaii Department of Budget & Finance Revenue Bonds 1,670 3.100 05/01/26 1,635
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 3,940 6.000 07/01/28 4,044
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 1,470 5.000 01/01/30 1,408
State of Hawaii Department of Budget & Finance Revenue Bonds 1,150 4.000 03/01/37 1,052
State of Hawaii Department of Budget & Finance Revenue Bonds 1,360 3.200 07/01/39 1,111
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 250 5.000 07/01/39 241
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 250 5.125 07/01/43 240
State of Hawaii Department of Budget & Finance Revenue Bonds 105 3.500 10/01/49 79
11,998
Idaho - 0.1%
Avimor Community Infrastructure District No. 1 Special Assessment (Þ) 187 5.875 09/01/53 193
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 383
Idaho Health Facilities Authority Revenue Bonds 750 4.375 03/01/53 679
Idaho Housing & Finance Association Revenue Bonds 1,790 4.650 01/01/54 1,743
2,998
Illinois - 7.4%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 2,135
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 2,150 5.750 04/01/48 2,239
Chicago Board of Education General Obligation Unlimited 225 5.000 12/01/25 226
Chicago Board of Education General Obligation Unlimited (µ) 250
Zero
coupon 12/01/27 226
Chicago Board of Education General Obligation Unlimited (µ) 450
Zero
coupon 12/01/29 370
Chicago Board of Education General Obligation Unlimited (µ) 1,500 5.000 12/01/29 1,549
Chicago Board of Education General Obligation Unlimited 225 6.038 12/01/29 229
Chicago Board of Education General Obligation Unlimited (µ) 325 5.000 12/01/30 334
Chicago Board of Education General Obligation Unlimited 1,600 5.000 12/01/31 1,611
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/32 1,019
Chicago Board of Education General Obligation Unlimited 320 5.125 12/01/32 320
Chicago Board of Education General Obligation Unlimited (µ) 350 5.000 12/01/34 355
Chicago Board of Education General Obligation Unlimited 735 5.250 12/01/35 735
Chicago Board of Education General Obligation Unlimited 990 5.000 12/01/36 935
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/37 1,792
Chicago Board of Education General Obligation Unlimited 1,000 5.000 12/01/37 988
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 74
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/41 1,717
Chicago Board of Education General Obligation Unlimited 3,040 4.000 12/01/42 2,589
Chicago Board of Education General Obligation Unlimited 1,875 5.000 12/01/42 1,807
Chicago Board of Education General Obligation Unlimited (Þ) 2,000 7.000 12/01/42 2,075
Chicago Board of Education General Obligation Unlimited 585 4.000 12/01/43 494
Chicago Board of Education General Obligation Unlimited 710 5.000 12/01/44 681
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,347
Chicago Board of Education General Obligation Unlimited 6,540 5.000 12/01/46 6,156
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,484
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,562
Chicago Board of Education General Obligation Unlimited 1,800 4.000 12/01/47 1,450
Chicago Board of Education General Obligation Unlimited 4,905 5.000 12/01/47 4,636
Chicago Board of Education General Obligation Unlimited 275 6.000 12/01/49 291

See accompanying notes which are an integral part of the financial statements.
468 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education Revenue Bonds 500 5.750 04/01/35 513
Chicago Board of Education Revenue Bonds 2,240 5.000 04/01/42 2,214
Chicago Board of Education Revenue Bonds 1,725 5.000 04/01/46 1,652
Chicago Board of Education Revenue Bonds 3,445 6.000 04/01/46 3,495
Chicago O'Hare International Airport Revenue Bonds 170 5.000 01/01/47 167
Chicago O'Hare International Airport Revenue Bonds 200 4.500 01/01/48 183
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 992
Chicago O'Hare International Airport Revenue Bonds 600 5.000 01/01/52 589
Chicago O'Hare International Airport Revenue Bonds (µ) 3,635 5.500 01/01/53 3,729
Chicago Sales Tax Securitization Corp. Revenue Bonds 25 4.000 01/01/39 24
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 3,450 5.000 12/01/46 3,455
City of Belleville Sales Tax Revenue Tax Allocation 50 3.750 07/01/41 46
City of Calumet City General Obligation Unlimited 1,620 4.500 03/01/37 1,563
City of Chicago General Obligation Unlimited 1,200 5.000 01/01/28 1,224
City of Chicago General Obligation Unlimited 360 5.000 01/01/30 370
City of Chicago General Obligation Unlimited 940 5.000 01/01/31 957
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 1,922
City of Chicago General Obligation Unlimited 4,525 6.000 01/01/38 4,605
City of Chicago General Obligation Unlimited 6,225 5.500 01/01/49 6,247
City of Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 181
City of Marion Sales Tax Revenue Bonds 1,800 6.375 06/01/45 1,764
City of Marion Sales Tax Revenue Bonds 1,275 6.625 06/01/55 1,265
County of Cook Revenue Bonds 300 6.500 01/01/45 303
Eastern Illinois Economic Development Authority Revenue Bonds 425 6.000 05/01/46 425
Illinois Finance Authority Revenue Bonds 250 5.500 04/01/32 249
Illinois Finance Authority Revenue Bonds 965 5.000 05/15/33 852
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 400
Illinois Finance Authority Revenue Bonds (Þ) 1,500 5.250 08/01/35 1,488
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 542 5.000 05/15/36 159
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,004
Illinois Finance Authority Revenue Bonds 1,350 5.500 04/01/37 1,275
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,886
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 600
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 390 4.000 05/15/41 114
Illinois Finance Authority Revenue Bonds (Þ) 3,250 4.000 10/01/42 2,776
Illinois Finance Authority Revenue Bonds (Þ) 100 6.000 10/01/45 100
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 963
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/47 91
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 98
Illinois Finance Authority Revenue Bonds 250 5.500 10/01/47 256
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,426
Illinois Finance Authority Revenue Bonds (Þ) 3,250 6.125 04/01/49 3,226
Illinois Finance Authority Revenue Bonds 270 5.000 12/01/49 228
Illinois Finance Authority Revenue Bonds 1,000 5.000 02/15/50 920
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/50 1,877
Illinois Finance Authority Revenue Bonds (Þ) 100 6.125 10/01/50 98
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 4.125 12/01/50 972
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/51 43

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 469
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/52 89
Illinois Finance Authority Revenue Bonds 250 6.625 05/15/52 259
Illinois Finance Authority Revenue Bonds 200 5.250 10/01/52 197
Illinois Finance Authority Revenue Bonds (Þ) 500 5.625 08/01/53 511
Illinois Finance Authority Revenue Bonds 1,000 4.000 10/01/55 791
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/56 42
Illinois Finance Authority Revenue Bonds 500 5.500 06/01/57 419
Illinois Finance Authority Revenue Bonds (Þ) 2,075 6.125 04/01/58 2,016
Illinois Finance Authority Revenue Bonds 500 6.750 05/15/58 518
Illinois Housing Development Authority Revenue Bonds 825 4.875 04/01/50 833
Illinois Sports Facilities Authority (The) Revenue Bonds 575 5.000 06/15/31 601
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 258
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 232
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 206
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 283
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 10
Zero
coupon 06/15/30 8
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 06/15/38 1,140
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500
Zero
coupon 06/15/41 680
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 500 4.000 12/15/42 442
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,000
Zero
coupon 06/15/43 2,076
Metropolitan Pier & Exposition Authority Revenue Bonds 250 4.000 06/15/50 207
Metropolitan Pier & Exposition Authority Revenue Bonds 1,000 5.000 06/15/50 992
Metropolitan Pier & Exposition Authority Revenue Bonds 10,000
Zero
coupon 12/15/51 2,351
Metropolitan Pier & Exposition Authority Revenue Bonds 6,000 4.000 06/15/52 4,796
Metropolitan Pier & Exposition Authority Revenue Bonds 400 5.000 06/15/53 386
Metropolitan Pier & Exposition Authority Revenue Bonds 2,170
Zero
coupon 12/15/54 431
Metropolitan Pier & Exposition Authority Revenue Bonds 7,100
Zero
coupon 12/15/56 1,255
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,950
Zero
coupon 12/15/56 548
Metropolitan Pier & Exposition Authority Revenue Bonds 720 5.000 06/15/57 683
Sangamon County Water Reclamation District General Obligation Limited (µ) 1,750 4.000 01/01/49 1,477
Sangamon County Water Reclamation District General Obligation Unlimited 1,000 5.750 01/01/53 1,003
Southwestern Illinois Development Authority Revenue Bonds 200 5.750 08/01/42 200
State of Illinois General Obligation Unlimited 1,625 5.000 11/01/25 1,637
State of Illinois General Obligation Unlimited 1,270 5.000 02/01/27 1,302
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 767
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 731
State of Illinois General Obligation Unlimited 5,775 5.000 11/01/28 5,950
State of Illinois General Obligation Unlimited 750 5.000 10/01/29 780
State of Illinois General Obligation Unlimited 3,530 5.000 11/01/29 3,632
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 265
State of Illinois General Obligation Unlimited 450 5.000 05/01/32 463
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,028
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 508
State of Illinois General Obligation Unlimited 100 5.500 05/01/39 105

See accompanying notes which are an integral part of the financial statements.
470 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,623
State of Illinois General Obligation Unlimited (µ) 1,000 4.000 06/01/41 917
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,230
State of Illinois General Obligation Unlimited 1,000 3.000 12/01/41 759
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 1,843
State of Illinois General Obligation Unlimited 240 5.000 05/01/42 242
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 251
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 241
State of Illinois General Obligation Unlimited 1,250 5.750 05/01/45 1,301
Town of Cortland Special Service Areas No. 9 Special Tax 19 5.800 03/01/37 16
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 300 5.750 03/01/53 285
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 200 5.000 01/01/55 178
Village of Bellwood Tax Allocation Revenue Bonds 225 5.000 12/01/50 205
Village of Lincolnwood Tax Allocation (Þ) 1,400 5.750 12/01/43 1,415
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 953
157,969
Indiana - 0.6%
City of Goshen Revenue Bonds (Þ) 1,000 5.000 08/01/41 844
City of Valparaiso Revenue Bonds (Þ) 400 5.000 01/01/54 389
Indiana Finance Authority Revenue Bonds 975 4.125 12/01/26 980
Indiana Finance Authority Revenue Bonds 240 3.000 11/01/30 228
Indiana Finance Authority Revenue Bonds 500 4.250 11/01/30 503
Indiana Finance Authority Revenue Bonds 400 5.000 10/01/32 398
Indiana Finance Authority Revenue Bonds 2,000 5.500 03/01/44 2,074
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 85
Indiana Finance Authority Revenue Bonds 100 5.250 07/01/45 97
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 80
Indiana Finance Authority Revenue Bonds 1,950 5.625 07/01/50 1,926
Indiana Finance Authority Revenue Bonds 200 5.000 06/01/53 188
Indiana Finance Authority Revenue Bonds 560 5.000 07/01/55 506
Indiana Finance Authority Revenue Bonds 200 5.250 07/01/55 184
Indiana Finance Authority Revenue Bonds 2,750 5.000 07/01/59 2,511
Indiana Finance Authority Revenue Bonds 510 5.375 06/01/64 506
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 250 6.000 03/01/53 260
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,549
Town of Upland Revenue Bonds 200 2.500 09/01/50 114
Town of Whiteland Tax Allocation Revenue Bonds (Þ) 125 6.125 03/01/49 123
13,545
Iowa - 0.8%
City of Coralville Revenue Bonds 1,720 5.000 05/01/42 1,751
Iowa Finance Authority Revenue Bonds 900 5.000 05/15/43 901
Iowa Finance Authority Revenue Bonds 1,200 5.000 05/15/47 1,162
Iowa Finance Authority Revenue Bonds 350 5.000 05/15/48 330
Iowa Finance Authority Revenue Bonds 2,000 5.000 05/15/49 1,913
Iowa Finance Authority Revenue Bonds (ae) 1,700 5.000 12/01/50 1,889
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 200 5.000 12/01/50 222
Iowa Finance Authority Revenue Bonds 100 5.000 05/15/55 93
Iowa Higher Education Loan Authority Revenue Bonds 3,290 4.000 10/01/45 2,760
Iowa Higher Education Loan Authority Revenue Bonds 1,500 5.000 10/01/47 1,463

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 471
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Iowa Higher Education Loan Authority Revenue Bonds 100 5.375 10/01/52 101
Iowa Higher Education Loan Authority Revenue Bonds 250 6.000 10/01/55 257
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 4,110 4.000 06/01/49 3,529
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 815
Zero
coupon 06/01/65 116
State of Iowa Board of Regents Revenue Bonds 285 3.000 09/01/61 192
Xenia Rural Water District Revenue Bonds (ae) 1,250 5.000 12/01/36 1,285
17,964
Kansas - 0.2%
City of Manhattan Revenue Bonds 75 4.000 06/01/46 59
City of Manhattan Revenue Bonds 150 4.000 06/01/52 111
City of Prairie Village Tax Allocation 5 2.875 04/01/30 5
City of Prairie Village Tax Allocation 60 3.125 04/01/36 55
City of Topeka Revenue Bonds 180 6.500 12/01/52 182
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 74
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 73
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 140
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 49
Wyandotte County City Unified Government Revenue Bonds 665 5.000 09/01/27 661
Wyandotte County City Unified Government Revenue Bonds (Þ) 4,800
Zero
coupon 09/01/34 2,522
Wyandotte County City Unified Government Revenue Bonds 315 4.500 06/01/40 302
4,233
Kentucky - 0.5%
City of Ashland Revenue Bonds 750 4.000 02/01/38 691
City of Henderson Revenue Bonds (Þ) 1,350 4.450 01/01/42 1,246
City of Henderson Revenue Bonds (Þ) 1,050 4.700 01/01/52 954
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 350
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 251
Kentucky Bond Development Corp. Revenue Bonds 1,165 4.000 03/01/46 1,008
Kentucky Economic Development Finance Authority Revenue Bonds (~)(Ê) 2,250 2.600 05/01/34 2,250
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 148
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 91
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 88
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/45 1,426
Kentucky Economic Development Finance Authority Revenue Bonds 2,700 5.000 08/01/49 2,651
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 575 5.250 04/01/54 608
11,762
Louisiana - 1.0%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 150 5.000 12/01/34 149
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 360 5.000 12/01/39 351
City of New Orleans General Obligation Unlimited 1,000 5.000 12/01/50 1,008
Lakeshore Villages Master Community Development District Special Assessment (Þ) 100 4.125 06/01/39 91
Lakeshore Villages Master Community Development District Special Assessment 100 3.200 06/01/41 79
Lakeshore Villages Master Community Development District Special Assessment 735 5.375 06/01/42 733
Lakeshore Villages Master Community Development District Special Assessment 250 5.875 06/01/45 251
Lakeshore Villages Master Community Development District Special Assessment (Þ) 200 4.375 06/01/48 175
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 209
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 500 5.250 11/15/53 478

See accompanying notes which are an integral part of the financial statements.
472 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 625 5.250 11/15/59 588
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 500 6.625 06/15/62 503
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 580
Louisiana Public Facilities Authority Revenue Bonds 450 5.000 05/15/42 451
Louisiana Public Facilities Authority Revenue Bonds 300 5.000 05/15/46 300
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 270
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 189
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.125 06/01/52 100
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/52 99
Louisiana Public Facilities Authority Revenue Bonds (Þ) 400 7.375 06/01/54 409
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 158
Louisiana Public Facilities Authority Revenue Bonds (Þ) 400 7.500 06/01/59 411
Louisiana Public Facilities Authority Revenue Bonds 230 5.500 09/01/59 235
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/62 100
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.375 06/01/62 148
Louisiana Public Facilities Authority Revenue Bonds 1,870 5.750 09/01/64 1,937
Louisiana Public Facilities Authority Revenue Bonds 8,140 5.000 09/01/66 7,852
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 106
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 131
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 5.850 08/01/41 1,001
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.200 06/01/37 1,029
Plaquemines Port Harbor & Terminal District Revenue Bonds (Þ) 550 9.000 12/01/44 450
Port New Orleans Board of Commissioners Revenue Bonds (µ) 175 5.500 04/01/51 182
Port New Orleans Board of Commissioners Revenue Bonds (µ) 325 5.500 04/01/54 340
21,093
Maine - 0.1%
Finance Authority of Maine Revenue Bonds (~)(ae)(Ê)(Þ) 275 4.625 12/01/47 272
Finance Authority of Maine Revenue Bonds (Æ)(Ø)(Þ) 925 8.000 12/01/51 18
Maine Health & Higher Educational Facilities Authority Revenue Bonds 25 4.000 07/01/46 20
Maine Health & Higher Educational Facilities Authority Revenue Bonds 430 5.000 07/01/46 390
Maine Health & Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/48 501
Maine Health & Higher Educational Facilities Authority Revenue Bonds 125 4.000 07/01/50 108
1,309
Maryland - 1.6%
City of Baltimore Revenue Bonds 100 5.000 09/01/28 101
City of Baltimore Revenue Bonds 150 5.000 09/01/35 150
City of Baltimore Revenue Bonds 300 5.000 09/01/38 301
City of Baltimore Revenue Bonds 180 5.000 09/01/39 177
City of Baltimore Revenue Bonds 735 5.000 09/01/42 717
City of Baltimore Revenue Bonds 1,090 5.000 09/01/46 1,042
City of Baltimore Revenue Bonds 130 5.000 06/01/51 127
City of Baltimore Tax Allocation (Þ) 100 3.500 06/01/39 86
City of Baltimore Tax Allocation (Þ) 100 3.625 06/01/46 82
City of Brunswick Special Tax 100 5.000 07/01/36 102
City of Gaithersburg Revenue Bonds 175 5.000 01/01/37 180
City of Gaithersburg Revenue Bonds 300 5.125 01/01/42 304
County of Baltimore Revenue Bonds 150 4.000 01/01/45 129
County of Baltimore Revenue Bonds 865 4.000 01/01/50 711

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 473
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Frederick Educational Facilities Revenue Bonds (Þ) 3,705 5.000 09/01/45 3,448
County of Frederick Special Tax (Þ) 230 4.000 07/01/50 196
County of Frederick Tax Allocation (Þ) 1,985 4.625 07/01/43 1,802
County of Prince George's Special Obligation Tax Allocation (Þ) 340 5.250 07/01/48 337
Maryland Economic Development Corp. Revenue Bonds 400 3.997 04/01/34 275
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 975
Maryland Economic Development Corp. Revenue Bonds 75 4.000 07/01/40 68
Maryland Economic Development Corp. Revenue Bonds 2,500 5.250 06/30/47 2,508
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,625 5.000 07/01/48 3,605
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 86
Maryland Economic Development Corp. Revenue Bonds 225 5.000 07/01/50 220
Maryland Economic Development Corp. Revenue Bonds 5,000 5.250 06/30/52 4,951
Maryland Economic Development Corp. Revenue Bonds 1,000 5.250 06/30/53 1,005
Maryland Economic Development Corp. Revenue Bonds 4,250 5.750 07/01/53 4,404
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 121
Maryland Economic Development Corp. Revenue Bonds 500 6.000 07/01/58 524
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 299
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 50 3.000 10/01/34 45
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 601
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 25 4.000 10/01/40 24
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,261
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/45 984
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 01/01/51 1,278
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 5.500 05/01/52 89
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.125 07/01/53 97
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.250 07/01/63 97
Maryland Stadium Authority Revenue Bonds 1,200
Zero
coupon 05/01/53 254
Maryland Stadium Authority Revenue Bonds 1,000
Zero
coupon 05/01/54 199
Maryland Stadium Authority Revenue Bonds 750
Zero
coupon 05/01/55 140
34,102
Massachusetts - 1.1%
Commonwealth of Massachusetts General Obligation Limited 1,500 5.000 10/01/51 1,540
Commonwealth of Massachusetts General Obligation Limited 500 5.000 01/01/54 515
Massachusetts Development Finance Agency Revenue Bonds 1,525 8.500 10/01/26 1,534
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,415
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,580
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 10/01/37 1,001
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/38 947
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 101
Massachusetts Development Finance Agency Revenue Bonds 1,000 4.000 09/01/39 925
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,155
Massachusetts Development Finance Agency Revenue Bonds 150 5.000 10/01/43 137
Massachusetts Development Finance Agency Revenue Bonds 3,585 5.000 07/01/44 3,422
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 151
Massachusetts Development Finance Agency Revenue Bonds 4,000 5.000 10/01/48 3,637
Massachusetts Development Finance Agency Revenue Bonds 175 5.250 07/01/50 175
Massachusetts Development Finance Agency Revenue Bonds 510 5.500 08/15/50 530

See accompanying notes which are an integral part of the financial statements.
474 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Massachusetts Development Finance Agency Revenue Bonds 225 5.000 07/01/52 214
Massachusetts Development Finance Agency Revenue Bonds 260 5.250 07/01/52 256
Massachusetts Development Finance Agency Revenue Bonds 2,000 4.500 07/01/54 1,838
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 07/01/54 96
Massachusetts Development Finance Agency Revenue Bonds 225 5.250 07/01/55 224
Massachusetts Educational Financing Authority Revenue Bonds 280 2.000 07/01/37 249
Massachusetts Educational Financing Authority Revenue Bonds 2,000 3.000 07/01/51 1,244
22,886
Michigan - 2.1%
City of Detroit General Obligation Limited (~)(Ê) 6,864 4.000 04/01/44 5,096
City of Detroit General Obligation Unlimited 50 3.110 04/01/28 48
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,031
City of Detroit General Obligation Unlimited 100 5.500 04/01/31 108
City of Detroit General Obligation Unlimited 300 5.500 04/01/32 322
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 45
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,018
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 53
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 53
City of Detroit General Obligation Unlimited 635 5.500 04/01/36 673
City of Detroit General Obligation Unlimited 465 5.500 04/01/37 492
City of Detroit General Obligation Unlimited 300 5.500 04/01/39 315
City of Detroit General Obligation Unlimited 325 6.000 05/01/39 360
City of Detroit General Obligation Unlimited 75 4.000 04/01/41 68
City of Detroit General Obligation Unlimited 75 4.000 04/01/42 67
City of Detroit General Obligation Unlimited 100 6.000 05/01/43 109
City of Detroit General Obligation Unlimited 570 5.500 04/01/45 587
City of Detroit General Obligation Unlimited 775 5.000 04/01/46 777
City of Detroit General Obligation Unlimited 1,900 5.000 04/01/50 1,881
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 851
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 200 5.000 05/15/37 199
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 375 5.000 05/15/44 337
Ivywood Classical Academy Revenue Bonds 100 6.000 01/01/54 95
Ivywood Classical Academy Revenue Bonds 100 6.250 01/01/59 97
Kalamazoo Economic Development Corp. Revenue Bonds 350 5.000 05/15/55 302
Kentwood Economic Development Corp. Revenue Bonds 100 4.000 11/15/43 86
Kentwood Economic Development Corp. Revenue Bonds 25 4.000 11/15/45 21
Michigan Finance Authority Revenue Bonds 1,130 4.000 02/01/29 1,100
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/33 1,003
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,637
Michigan Finance Authority Revenue Bonds 450 3.267 06/01/39 423
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 82
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/41 86
Michigan Finance Authority Revenue Bonds 745 4.000 02/01/42 620
Michigan Finance Authority Revenue Bonds 1,375 5.000 10/01/44 1,294
Michigan Finance Authority Revenue Bonds 5,000
Zero
coupon 06/01/45 1,349
Michigan Finance Authority Revenue Bonds 1,025 4.000 09/01/45 821
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,511
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 82

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 475
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds 430 5.000 02/01/47 387
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/50 19
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 272
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/51 78
Michigan Finance Authority Revenue Bonds 235 4.375 02/28/54 210
Michigan Finance Authority Revenue Bonds 1,400 5.500 02/28/57 1,467
Michigan Finance Authority Revenue Bonds 17,355
Zero
coupon 06/01/65 1,721
Michigan Mathematics & Science Initiative Revenue Bonds 1,110 4.000 01/01/41 942
Michigan Strategic Fund Revenue Bonds 125 5.000 05/15/37 124
Michigan Strategic Fund Revenue Bonds 1,000 5.000 11/15/43 989
Michigan Strategic Fund Revenue Bonds 100 5.000 05/15/44 90
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 394
Michigan Strategic Fund Revenue Bonds 4,500 5.000 06/30/48 4,346
Michigan Strategic Fund Revenue Bonds (~)(ae)(Ê) 300 4.000 10/01/61 300
Michigan Tobacco Settlement Finance Authority Revenue Bonds 9,690
Zero
coupon 06/01/46 1,146
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,255
Zero
coupon 06/01/52 565
Michigan Tobacco Settlement Finance Authority Revenue Bonds 34,055
Zero
coupon 06/01/58 1,117
State of Michigan Trunk Line Revenue Bonds 3,500 5.500 11/15/49 3,757
Summit Academy North Revenue Bonds 555 2.250 11/01/26 540
Tipton Academy Revenue Bonds 315 4.000 06/01/51 224
Universal Academy Revenue Bonds 500 4.000 12/01/31 476
44,263
Minnesota - 0.5%
City of Bethel Revenue Bonds 1,000 5.000 07/01/59 906
City of Eagan Revenue Bonds (Þ) 100 6.250 02/01/45 94
City of Eagan Revenue Bonds (Þ) 100 6.375 02/01/55 92
City of Eagan Revenue Bonds (Þ) 100 6.500 02/01/65 92
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 491
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 1,999
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,377
City of St. Cloud Revenue Bonds 435 5.000 05/01/54 438
City of State Cloud Revenue Bonds 125 4.000 05/01/49 107
City of Woodbury Revenue Bonds 50 4.000 12/01/40 51
City of Woodbury Revenue Bonds 25 4.000 12/01/50 26
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/36 87
Duluth Economic Development Authority Revenue Bonds 380 4.000 06/15/37 374
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 178
Duluth Economic Development Authority Revenue Bonds 2,500 5.000 02/15/48 2,437
Duluth Economic Development Authority Revenue Bonds 1,425 5.250 02/15/58 1,425
Duluth Independent School District No. 709 Certificate of Participation (ae) 45 4.000 03/01/29 46
Duluth Independent School District No. 709 Certificate of Participation (ae) 75 4.000 03/01/32 76
Duluth Independent School District No. 709 Certificate of Participation (ae) 705 4.200 03/01/34 718
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 83
Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 86
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 140
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 230

See accompanying notes which are an integral part of the financial statements.
476 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
St. Paul Housing & Redevelopment Authority Revenue Bonds 200 5.500 12/01/57 194
11,747
Mississippi - 0.2%
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê)(Þ) 830 6.000 10/15/30 821
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 850
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 909
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 789
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 822
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 163
4,354
Missouri - 0.7%
Branson Industrial Development Authority Tax Allocation 200 4.000 11/01/27 198
Branson Industrial Development Authority Tax Allocation 90 5.500 06/01/29 90
Cape Girardeau County Industrial Development Authority Revenue Bonds 75 5.000 03/01/36 76
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,650 4.000 03/01/41 1,501
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 123
Cape Girardeau County Industrial Development Authority Tax Allocation (Þ) 500 5.750 05/01/54 455
City of St. Louis Industrial Development Authority (The) Revenue Bonds 525 4.875 06/15/34 523
City of St. Louis Industrial Development Authority (The) Revenue Bonds 200 5.000 05/15/41 203
City of St. Louis Industrial Development Authority (The) Revenue Bonds (Þ) 2,350 5.500 06/15/42 2,221
City of St. Louis Industrial Development Authority (The) Revenue Bonds 250 4.750 11/15/47 209
City of St. Louis Industrial Development Authority (The) Revenue Bonds 200 5.750 06/15/54 202
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 244
Joplin Industrial Development Authority Revenue Bonds 75 3.500 11/01/40 62
Joplin Industrial Development Authority Revenue Bonds 200 4.250 11/01/50 168
Kansas City Industrial Development Authority Revenue Bonds (Þ) 250 5.000 06/01/54 229
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,750 5.000 02/01/40 1,678
Lees Summit Industrial Development Authority Revenue Bonds 405 5.000 08/15/39 386
Missouri Southern State University Revenue Bonds 250 4.000 10/01/34 235
Missouri State Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 385 1.870 06/01/36 385
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,000 4.000 02/01/42 870
Missouri State Health & Educational Facilities Authority Revenue Bonds 150 5.250 02/01/48 150
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,200 5.000 12/01/52 1,214
Missouri State Health & Educational Facilities Authority Revenue Bonds 130 5.250 02/01/54 126
Plaza at Noah's Ark Community Improvement District Revenue Bonds 450 3.000 05/01/25 450
Plaza at Noah's Ark Community Improvement District Revenue Bonds 125 3.125 05/01/35 106
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 631
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 445
Taney County Industrial Development Authority Revenue Bonds (Þ) 400 6.000 10/01/49 396
University City Industrial Development Authority Revenue Bonds 200 4.875 06/15/36 192
University City Industrial Development Authority Revenue Bonds 500 5.500 06/15/42 494
14,262
Montana - 0.1%
County of Gallatin Revenue Bonds (Þ) 230 4.000 10/15/41 161
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 660
County of Gallatin Revenue Bonds (Þ) 1,125 1.000 10/15/55 871
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,513
3,205
Nevada - 0.4%

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 477
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 989
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 500 5.750 06/01/43 527
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 350 6.000 06/01/48 368
City of Las Vegas Special Improvement District No. 613 Special Assessment 50 5.500 12/01/53 48
City of Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 14
City of Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 23
City of Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 22
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 37
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 65
City of Las Vegas Special Improvement District No. 818 Special Assessment 1,115 5.000 12/01/49 1,037
City of Sparks Special Improvement District No. 1 Special Assessment 500 5.125 06/01/54 468
Henderson Local Improvement Districts Special Assessment 50 4.000 09/01/35 44
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 38
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 23
Las Vegas Convention & Visitors Authority Revenue Bonds 50 5.000 07/01/30 51
Las Vegas Convention & Visitors Authority Revenue Bonds 155 5.000 07/01/43 156
Las Vegas Redevelopment Agency Tax Allocation 250 5.000 06/15/45 232
Las Vegas Special Improvement District No. 814 Special Assessment 80 4.000 06/01/49 64
Las Vegas Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 45
State of Nevada Department of Business & Industry Revenue Bonds 1,100 5.000 07/15/37 1,085
State of Nevada Department of Business & Industry Revenue Bonds (~)(ae)(Ê)(Þ) 1,425 9.500 01/01/65 1,368
Tahoe-Douglas Visitors Authority Revenue Bonds 1,000 5.000 07/01/34 1,025
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 166
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 172
8,067
New Hampshire - 1.0%
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 400 2.950 04/01/29 377
New Hampshire Business Finance Authority Revenue Bonds (Þ) 500 5.625 02/01/30 498
New Hampshire Business Finance Authority Revenue Bonds (Þ) 500 5.375 12/01/31 487
New Hampshire Business Finance Authority Revenue Bonds (Þ) 750 5.300 12/01/32 735
New Hampshire Business Finance Authority Revenue Bonds (Þ) 450 5.875 12/15/32 449
New Hampshire Business Finance Authority Revenue Bonds (Þ) 220 4.875 12/01/33 213
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,275 5.625 12/15/33 1,286
New Hampshire Business Finance Authority Revenue Bonds (Þ) 800 5.875 12/15/33 795
New Hampshire Business Finance Authority Revenue Bonds (Þ) 7,060 6.890 04/01/34 7,316
New Hampshire Business Finance Authority Revenue Bonds (Þ) 900
Zero
coupon 12/01/34 476
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,552 5.375 12/15/35 1,513
New Hampshire Business Finance Authority Revenue Bonds (Þ) 545 6.250 12/15/38 556
New Hampshire Business Finance Authority Revenue Bonds 988 4.250 07/20/41 941
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 148
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 535 3.750 07/01/45 441
New Hampshire Business Finance Authority Revenue Bonds 350 5.250 07/01/48 356
New Hampshire Business Finance Authority Revenue Bonds 1,000 4.000 01/01/51 767
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/32 402
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 845 5.000 08/01/35 862
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 506
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 935 5.000 08/01/37 949

See accompanying notes which are an integral part of the financial statements.
478 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 980 5.000 08/01/40 993
21,066
New Jersey - 3.6%
Atlantic City General Obligation Unlimited 450 5.000 12/01/25 450
Atlantic City General Obligation Unlimited 160 5.000 12/01/28 160
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 524
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 712
New Jersey Economic Development Authority Revenue Bonds 2,785 5.250 09/15/29 2,786
New Jersey Economic Development Authority Revenue Bonds 500 5.625 11/15/30 500
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 480
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 500
New Jersey Economic Development Authority Revenue Bonds (ae) 500 5.000 06/15/41 515
New Jersey Economic Development Authority Revenue Bonds 675 3.000 08/01/41 516
New Jersey Economic Development Authority Revenue Bonds (µ) 200 5.000 06/01/42 203
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 641
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/44 5,065
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/46 1,121
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 92
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 981
New Jersey Economic Development Authority Revenue Bonds 2,000 5.000 10/01/47 1,936
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,127
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 137
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 365
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 286
New Jersey Health Care Facilities Financing Authority Revenue Bonds 435 4.125 07/01/54 383
New Jersey Health Care Facilities Financing Authority Revenue Bonds 650 5.250 07/01/54 673
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400
Zero
coupon 12/15/26 1,324
New Jersey Transportation Trust Fund Authority Revenue Bonds 600
Zero
coupon 12/15/29 506
New Jersey Transportation Trust Fund Authority Revenue Bonds 465 5.000 06/15/30 471
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,400
Zero
coupon 12/15/30 1,947
New Jersey Transportation Trust Fund Authority Revenue Bonds 385 4.000 12/15/31 386
New Jersey Transportation Trust Fund Authority Revenue Bonds 910
Zero
coupon 12/15/32 674
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500
Zero
coupon 12/15/33 362
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 465
New Jersey Transportation Trust Fund Authority Revenue Bonds 100
Zero
coupon 12/15/34 68
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,975
Zero
coupon 12/15/35 1,923
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,125
Zero
coupon 12/15/35 2,020
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 381
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,255
Zero
coupon 12/15/36 2,003
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 3,425
Zero
coupon 12/15/36 2,108
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 473
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,235
Zero
coupon 12/15/37 4,222
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 4.000 06/15/38 2,224

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 479
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,750
Zero
coupon 12/15/38 1,518
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 311
New Jersey Transportation Trust Fund Authority Revenue Bonds 500 4.000 06/15/41 460
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,975 4.000 06/15/45 7,170
New Jersey Transportation Trust Fund Authority Revenue Bonds 185 3.500 06/15/46 148
New Jersey Transportation Trust Fund Authority Revenue Bonds 80 3.000 06/15/50 56
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 4.125 06/15/55 2,616
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.250 06/15/55 3,113
New Jersey Turnpike Authority Revenue Bonds 1,785 4.000 01/01/48 1,681
Passaic County Improvement Authority (The) Revenue Bonds 80 4.500 07/01/40 77
Passaic County Improvement Authority (The) Revenue Bonds 55 5.000 07/01/44 55
Passaic County Improvement Authority (The) Revenue Bonds 100 5.500 07/01/58 101
South Jersey Port Corp. Revenue Bonds 2,395 5.000 01/01/36 2,403
South Jersey Port Corp. Revenue Bonds 6,285 5.000 01/01/42 6,144
South Jersey Port Corp. Revenue Bonds 1,600 5.000 01/01/48 1,538
South Jersey Transportation Authority Revenue Bonds 1,000 4.500 11/01/42 990
South Jersey Transportation Authority Revenue Bonds 1,000 4.625 11/01/47 969
Tobacco Settlement Financing Corp. Revenue Bonds 4,215 5.000 06/01/46 4,036
Union County Improvement Authority Revenue Bonds (Þ) 100 6.000 12/01/25 96
Union County Improvement Authority Revenue Bonds (Þ) 1,100 6.750 12/01/41 698
75,890
New Mexico - 0.1%
Village of Los Ranchos de Albuquerque Revenue Bonds 500 4.000 09/01/40 471
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation (Þ) 1,000 4.250 05/01/40 885
1,356
New York - 7.6%
Albany Capital Resource Corp. Revenue Bonds 100 4.750 06/01/54 93
Albany Capital Resource Corp. Revenue Bonds 200 5.000 06/01/64 186
Brooklyn Arena Local Development Corp. Revenue Bonds 2,730 5.000 07/15/42 2,725
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 135 3.000 07/15/43 102
Brooklyn Arena Local Development Corp. Revenue Bonds 1,000
Zero
coupon 07/15/45 347
Brooklyn Arena Local Development Corp. Revenue Bonds 510
Zero
coupon 07/15/46 166
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 92
Build NYC Resource Corp. Revenue Bonds (Þ) 170 9.750 07/01/32 170
Build NYC Resource Corp. Revenue Bonds 400 4.000 06/15/36 376
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.500 07/01/42 500
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 09/01/49 90
Build NYC Resource Corp. Revenue Bonds (Þ) 100 4.000 06/15/51 76
Build NYC Resource Corp. Revenue Bonds (Þ) 1,000 4.000 11/01/51 777
Build NYC Resource Corp. Revenue Bonds (Þ) 330 5.000 12/01/51 270
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/52 80
Build NYC Resource Corp. Revenue Bonds 80 5.000 07/01/52 78
Build NYC Resource Corp. Revenue Bonds 250 5.250 07/01/52 252
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/52 144
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/53 97
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 12/01/55 80
Build NYC Resource Corp. Revenue Bonds 45 5.000 07/01/56 44

See accompanying notes which are an integral part of the financial statements.
480 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/57 79
Build NYC Resource Corp. Revenue Bonds 375 5.250 07/01/57 377
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/57 142
Build NYC Resource Corp. Revenue Bonds 125 4.750 06/15/58 114
Build NYC Resource Corp. Revenue Bonds 500 5.250 07/01/62 502
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/63 95
City of New York General Obligation Unlimited 2,000 4.500 05/01/49 1,953
Dutchess County Local Development Corp. Revenue Bonds 1,000 5.000 07/01/45 1,000
Dutchess County Local Development Corp. Revenue Bonds 2,175 5.000 07/01/46 2,179
Dutchess County Local Development Corp. Revenue Bonds 1,500 5.000 07/01/51 1,449
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000
Zero
coupon 06/01/60 202
Genesee County Funding Corp. (The) Revenue Bonds 1,875 5.250 12/01/52 1,882
Hempstead Town Local Development Corp. Revenue Bonds 475 5.000 07/01/38 482
Hempstead Town Local Development Corp. Revenue Bonds 500 5.500 06/15/57 479
Huntington Local Development Corp. Revenue Bonds 705 4.750 07/01/31 673
Huntington Local Development Corp. Revenue Bonds 700 5.250 07/01/56 580
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 921
Metropolitan Transportation Authority Revenue Bonds 150 5.000 11/15/25 151
Metropolitan Transportation Authority Revenue Bonds 35 5.000 11/15/27 35
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 140
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 312
Metropolitan Transportation Authority Revenue Bonds 50 4.000 11/15/35 49
Metropolitan Transportation Authority Revenue Bonds 40
Zero
coupon 11/15/40 18
Metropolitan Transportation Authority Revenue Bonds 375 4.000 11/15/40 350
Metropolitan Transportation Authority Revenue Bonds 2,500 5.000 11/15/40 2,501
Metropolitan Transportation Authority Revenue Bonds 2,585 4.000 11/15/45 2,272
Metropolitan Transportation Authority Revenue Bonds 500 4.750 11/15/45 498
Metropolitan Transportation Authority Revenue Bonds 1,500 5.000 11/15/45 1,521
Metropolitan Transportation Authority Revenue Bonds (µ) 2,500 4.000 11/15/48 2,188
Metropolitan Transportation Authority Revenue Bonds 200 4.000 11/15/48 173
Metropolitan Transportation Authority Revenue Bonds (µ) 900 4.000 11/15/50 759
Metropolitan Transportation Authority Revenue Bonds 4,300 4.000 11/15/50 3,635
Metropolitan Transportation Authority Revenue Bonds 290 5.000 11/15/50 291
Metropolitan Transportation Authority Revenue Bonds 1,125 5.250 11/15/55 1,144
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290
Zero
coupon 06/01/60 704
New York City Housing Development Corp. Revenue Bonds 500 5.250 12/15/31 506
New York City Industrial Development Revenue Bonds (µ) 1,665 3.000 01/01/46 1,173
New York City Industrial Development Revenue Bonds (µ) 1,375 3.000 03/01/49 970
New York City Industrial Development Revenue Bonds 125 3.000 03/01/49 86
New York City Transitional Finance Authority Revenue Bonds 425 5.250 05/01/49 450
New York Counties Tobacco Trust IV Revenue Bonds 9,455
Zero
coupon 06/01/60 570
New York Liberty Development Corp. Revenue Bonds (Þ) 325 5.150 11/15/34 325
New York Liberty Development Corp. Revenue Bonds (Þ) 1,900 5.375 11/15/40 1,900
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 742
New York Liberty Development Corp. Revenue Bonds (Þ) 12,615 5.000 11/15/44 12,537
New York Liberty Development Corp. Revenue Bonds (Þ) 2,600 7.250 11/15/44 2,600

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 481
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Power Authority Revenue Bonds 2,000 4.000 11/15/50 1,791
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/30 890
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 384
New York State Dormitory Authority Revenue Bonds 1,090 4.000 03/15/38 1,077
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/45 267
New York State Dormitory Authority Revenue Bonds (µ) 720 3.000 09/01/50 482
New York State Dormitory Authority Revenue Bonds 455 4.000 09/01/50 377
New York State Dormitory Authority Revenue Bonds 525 4.250 05/01/52 483
New York State Dormitory Authority Revenue Bonds 840 5.000 05/01/52 856
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/53 1,730
New York State Dormitory Authority Revenue Bonds 1,435 4.000 03/15/54 1,266
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/57 858
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê) 500 2.750 09/01/50 496
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 250 5.125 09/01/50 259
New York State Housing Finance Agency Revenue Bonds 2,045 2.800 11/01/51 1,403
New York State Thruway Authority Revenue Bonds 10,000 4.000 03/15/39 9,768
New York State Thruway Authority Revenue Bonds 500 3.000 03/15/48 375
New York State Thruway Authority Revenue Bonds 4,855 3.000 03/15/51 3,494
New York State Urban Development Corp. Revenue Bonds 2,500 5.000 03/15/52 2,552
New York Transportation Development Corp. Revenue Bonds 70 2.250 08/01/26 69
New York Transportation Development Corp. Revenue Bonds 720 5.000 08/01/26 720
New York Transportation Development Corp. Revenue Bonds 1,925 4.000 10/01/30 1,888
New York Transportation Development Corp. Revenue Bonds 530 3.000 08/01/31 486
New York Transportation Development Corp. Revenue Bonds 1,245 5.250 08/01/31 1,280
New York Transportation Development Corp. Revenue Bonds 1,315 4.000 07/01/33 1,263
New York Transportation Development Corp. Revenue Bonds 100 5.000 01/01/34 101
New York Transportation Development Corp. Revenue Bonds 3,000 5.000 12/01/34 3,119
New York Transportation Development Corp. Revenue Bonds 1,745 5.000 10/01/35 1,769
New York Transportation Development Corp. Revenue Bonds 2,075 4.000 01/01/36 1,934
New York Transportation Development Corp. Revenue Bonds 775 5.375 08/01/36 792
New York Transportation Development Corp. Revenue Bonds 1,700 4.000 12/01/39 1,598
New York Transportation Development Corp. Revenue Bonds 1,510 5.000 12/01/39 1,534
New York Transportation Development Corp. Revenue Bonds 625 5.625 04/01/40 648
New York Transportation Development Corp. Revenue Bonds 1,185 5.000 10/01/40 1,191
New York Transportation Development Corp. Revenue Bonds (µ) 75 4.000 12/01/40 71
New York Transportation Development Corp. Revenue Bonds (µ) 2,490 5.000 12/01/40 2,563
New York Transportation Development Corp. Revenue Bonds 375 5.000 07/01/41 371
New York Transportation Development Corp. Revenue Bonds 6,000 4.375 10/01/45 5,373
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 848
New York Transportation Development Corp. Revenue Bonds 750 5.000 07/01/46 740
New York Transportation Development Corp. Revenue Bonds 2,440 5.250 01/01/50 2,409
New York Transportation Development Corp. Revenue Bonds (µ) 2,500 5.000 06/30/54 2,484
New York Transportation Development Corp. Revenue Bonds 12,135 5.500 06/30/54 12,316
New York Transportation Development Corp. Revenue Bonds 2,225 6.000 06/30/54 2,329
New York Transportation Development Corp. Revenue Bonds 2,810 5.500 12/31/54 2,858
New York Transportation Development Corp. Revenue Bonds 3,700 5.000 06/30/60 3,530
New York Transportation Development Corp. Revenue Bonds 4,050 5.375 06/30/60 4,041
New York Transportation Development Corp. Revenue Bonds 1,190 5.500 12/31/60 1,202

See accompanying notes which are an integral part of the financial statements.
482 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Niagara Area Development Corp. Revenue Bonds 250 5.000 07/01/52 227
Nuveen AMT-Free Municipal Credit Income Fund Tax-Exempt Preferreds (~)(Ê) 2,300 3.360 03/01/29 2,300
Oneida County Local Development Corp. Revenue Bonds (µ) 90 4.000 12/01/38 87
Oneida County Local Development Corp. Revenue Bonds 375 4.000 07/01/39 304
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 176
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 48
Oneida Indian Nation of New York Revenue Bonds (Þ) 700 6.000 09/01/43 739
Onondaga Civic Development Corp. Revenue Bonds 100 5.000 08/01/32 97
Onondaga Civic Development Corp. Revenue Bonds 100 5.125 08/01/44 91
Onondaga Civic Development Corp. Revenue Bonds 100 5.375 08/01/54 88
Orange County Funding Corp. Revenue Bonds 100 5.000 07/01/42 90
Port Authority of New York & New Jersey Revenue Bonds 2,450 5.000 01/15/52 2,433
Port Authority of New York & New Jersey Revenue Bonds 200 5.500 08/01/52 204
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 5.750 12/01/44 1,213
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 6.000 12/01/53 1,217
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 2,000 4.000 06/01/50 1,688
Triborough Bridge & Tunnel Authority Revenue Bonds 1,850 4.250 05/15/58 1,694
TSASC, Inc. Revenue Bonds 350 5.000 06/01/48 311
Westchester County Industrial Development Agency Revenue Bonds (Þ) 350 7.000 06/01/46 357
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/30 99
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/33 98
Westchester County Local Development Corp. Revenue Bonds 150 5.000 11/01/34 143
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 114
Westchester County Local Development Corp. Revenue Bonds (µ) 1,000 5.000 11/01/51 1,032
Westchester County Local Development Corp. Revenue Bonds 100 6.250 11/01/52 107
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 100
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 25
Yonkers Economic Development Corp. Revenue Bonds 250 5.000 10/15/40 247
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/49 93
Yonkers Economic Development Corp. Revenue Bonds 75 5.000 10/15/50 70
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/54 92
162,373
North Carolina - 0.8%
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 1,000 5.500 07/01/47 1,057
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 260 5.250 07/01/53 268
North Carolina Department of Transportation Revenue Bonds 325 5.000 12/31/37 325
North Carolina Medical Care Commission Revenue Bonds 500 5.000 07/01/39 503
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 981
North Carolina Medical Care Commission Revenue Bonds 2,180 4.000 09/01/41 1,858
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/45 97
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 22
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 936
North Carolina Medical Care Commission Revenue Bonds 1,100 5.000 09/01/49 1,037
North Carolina Medical Care Commission Revenue Bonds 285 5.000 10/01/50 265
North Carolina Medical Care Commission Revenue Bonds 400 4.000 03/01/51 318
North Carolina Medical Care Commission Revenue Bonds 1,960 4.000 09/01/51 1,585
North Carolina Medical Care Commission Revenue Bonds 700 4.000 01/01/52 555
North Carolina Medical Care Commission Revenue Bonds 1,335 5.000 09/01/54 1,227
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/43 2,024

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 483
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Turnpike Authority Revenue Bonds (µ) 4,360 5.000 01/01/58 4,385
17,443
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 4.000 12/01/46 437
City of Grand Forks Healthcare System Revenue Bonds (µ) 200 3.000 12/01/51 136
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/53 986
City of Horace General Obligation Unlimited 250 4.850 08/01/26 250
City of Horace General Obligation Unlimited 150 5.000 05/01/50 144
County of Burleigh Revenue Bonds 395 5.200 04/15/46 373
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 949
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/53 2,269
5,544
Ohio - 4.6%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 3,011
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 460 4.000 06/01/37 432
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 175 4.000 06/01/38 162
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,800 3.000 06/01/48 1,252
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,730 4.000 06/01/48 1,456
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 37,755 5.000 06/01/55 32,504
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 28,915
Zero
coupon 06/01/57 2,734
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 99
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 136
City of Cleveland Revenue Bonds 1,245 5.375 09/15/27 1,246
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 900
Cleveland-Cuyahoga County Port Authority Revenue Bonds (Þ) 150 5.875 01/01/49 142
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,500 5.500 08/01/52 1,561
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.000 12/01/55 75
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 200 4.500 12/01/55 153
Columbus Regional Airport Authority Revenue Bonds 3,335 5.500 01/01/55 3,464
Columbus-Franklin County Finance Authority Revenue Bonds 1,405 4.000 11/15/38 1,227
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 600 7.000 07/01/53 585
County of Cuyahoga Hospital Revenue Bonds 1,000 5.000 02/15/37 998
County of Cuyahoga Hospital Revenue Bonds 990 5.250 02/15/47 990
County of Cuyahoga Hospital Revenue Bonds 3,300 5.000 02/15/57 3,101
County of Cuyahoga Hospital Revenue Bonds 3,020 5.500 02/15/57 3,022
County of Darke Revenue Bonds 200 4.000 09/01/40 169
County of Darke Revenue Bonds 50 4.000 09/01/45 40
County of Darke Revenue Bonds 75 5.000 09/01/49 68
County of Franklin Revenue Bonds 400 5.250 07/01/41 409
County of Franklin Revenue Bonds 1,055 5.500 07/01/41 1,095
County of Franklin Revenue Bonds 1,195 5.250 11/15/55 1,072
County of Lucas Hospital Revenue Bonds 120 4.000 11/15/45 94
County of Lucas Hospital Revenue Bonds 4,325 5.250 11/15/48 4,168
County of Muskingum Revenue Bonds 200 5.000 02/15/48 185
Cuyahoga County Hospital Revenue Bonds 170 5.000 05/15/32 169
Cuyahoga County Hospital Revenue Bonds 225 5.375 05/15/37 220
Cuyahoga County Hospital Revenue Bonds 2,140 5.000 02/15/42 2,121
Cuyahoga County Hospital Revenue Bonds 400 5.500 05/15/42 386

See accompanying notes which are an integral part of the financial statements.
484 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Dayton-Montgomery County Port Authority Revenue Bonds 930 5.000 12/01/44 917
Franklin County Convention Facilities Authority Revenue Bonds 1,050 5.000 12/01/51 936
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/59 1,045
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 19
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 21
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 99
Ohio Air Quality Development Authority Revenue Bonds 230 3.250 09/01/29 223
Ohio Air Quality Development Authority Revenue Bonds (Þ) 445 4.250 01/15/38 411
Ohio Air Quality Development Authority Revenue Bonds (Þ) 4,665 4.500 01/15/48 4,108
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,294
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 1,863
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 911
Ohio Higher Educational Facility Commission Revenue Bonds 200 6.000 09/01/47 204
Ohio Higher Educational Facility Commission Revenue Bonds 1,500 5.000 01/15/50 1,520
Ohio Higher Educational Facility Commission Revenue Bonds 1,300 5.000 12/01/50 1,229
Ohio Higher Educational Facility Commission Revenue Bonds 275 6.000 09/01/52 278
Ohio Housing Finance Agency Revenue Bonds (Þ) 250 5.700 08/01/43 255
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,223
Port of Greater Cincinnati Development Authority Revenue Bonds 375 5.000 12/01/46 358
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 115 4.250 12/01/50 107
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 180 4.375 06/15/56 179
Port of Greater Cincinnati Development Authority Tax Allocation 3,000 5.000 12/01/44 2,924
Port of Greater Cincinnati Development Authority Tax Allocation 250 5.125 12/01/55 235
State of Ohio Revenue Bonds (Þ) 110 5.000 12/01/38 106
State of Ohio Revenue Bonds 350 3.000 01/15/45 252
State of Ohio Revenue Bonds 1,915 4.000 01/15/46 1,644
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 249
State of Ohio Revenue Bonds 25 4.000 01/15/50 21
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 885
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 87
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 877
Toledo-Lucas County Port Authority Revenue Bonds 50 4.000 01/01/51 41
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 118
Warren County Port Authority Revenue Bonds 1,370 4.000 12/01/53 1,057
97,142
Oklahoma - 0.4%
Oklahoma Development Finance Authority Revenue Bonds 200 5.250 08/15/48 200
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 433
Oklahoma Development Finance Authority Revenue Bonds 2,825 5.500 08/15/52 2,828
Oklahoma Development Finance Authority Revenue Bonds 950 5.500 08/15/57 950
Tulsa Airports Improvement Trust Revenue Bonds (~)(ae)(Ê) 1,555 5.000 06/01/35 1,556
Tulsa Airports Improvement Trust Revenue Bonds 625 5.500 12/01/35 625
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 560 4.375 12/01/41 529
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 690 4.000 12/01/43 641
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,011
Wagoner County Development Authority Revenue Bonds 250 6.750 05/01/40 250
9,023
Oregon - 0.5%
Astoria Hospital Facilities Authority Revenue Bonds 640 5.000 08/01/41 636

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 485
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Astoria Hospital Facilities Authority Revenue Bonds 450 5.250 08/01/54 450
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 24
County of Yamhill Revenue Bonds 350 4.000 12/01/41 322
County of Yamhill Revenue Bonds 1,655 4.000 12/01/51 1,393
Medford Hospital Facilities Authority Revenue Bonds (µ) 100 3.000 08/15/50 70
Medford Hospital Facilities Authority Revenue Bonds 215 4.000 08/15/50 184
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 993
Oregon State Facilities Authority Revenue Bonds 2,500 5.000 04/01/45 2,466
Oregon State Facilities Authority Revenue Bonds (ae) 30 5.000 10/01/46 31
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 922
Salem Hospital Facility Authority Revenue Bonds 950 4.000 05/15/47 791
Union County Hospital Facility Authority Revenue Bonds 1,505 5.000 07/01/37 1,530
Yamhill County Hospital Authority Revenue Bonds 125 5.000 11/15/51 104
9,916
Pennsylvania - 4.6%
Adams County General Authority Revenue Bonds 575 5.000 08/15/50 571
Allegheny County Airport Authority Revenue Bonds (µ) 1,700 4.000 01/01/46 1,484
Allegheny County Airport Authority Revenue Bonds 1,000 4.000 01/01/56 791
Allegheny County Hospital Development Authority Revenue Bonds 1,865 4.000 04/01/44 1,640
Allegheny County Industrial Development Authority Revenue Bonds 225 5.125 05/01/30 234
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 900 3.000 06/15/31 855
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 85
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/51 77
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/56 74
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,515 5.000 05/01/28 1,516
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 500 5.000 05/01/32 500
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 750 5.250 05/01/32 771
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/33 997
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 500 5.000 05/01/42 511
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 4,450 5.000 05/01/42 4,127
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 700 5.250 05/01/42 679
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 710 6.000 05/01/42 738
Berks County Municipal Authority (The) Revenue Bonds 195 6.000 06/30/34 207
Berks County Municipal Authority (The) Revenue Bonds 391 8.000 06/30/34 393
Berks County Municipal Authority (The) Revenue Bonds 3,007 5.000 06/30/39 2,770
Berks County Municipal Authority (The) Revenue Bonds 1,488 6.000 06/30/44 1,061
Berks County Municipal Authority (The) Revenue Bonds 1,175 5.000 10/01/49 1,008
Bethlehem Redevelopment Authority Revenue Bonds 1,600 5.250 10/01/49 1,616
Bucks County Industrial Development Authority Revenue Bonds 725 4.000 07/01/51 575
Bucks County Industrial Development Authority Revenue Bonds 2,245 5.000 07/01/54 2,092
Cheltenham Township Industrial Development Authority Revenue Bonds 985 5.000 04/01/44 916
Cheltenham Township Industrial Development Authority Revenue Bonds 200 5.750 04/01/54 197
Chester County Health & Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 625
Chester County Health & Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,775
Chester County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/27 1,013

See accompanying notes which are an integral part of the financial statements.
486 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chester County Industrial Development Authority Revenue Bonds (Þ) 2,000 5.625 10/15/42 1,976
Chester County Industrial Development Authority Revenue Bonds (Þ) 800 4.500 10/01/49 700
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,190
Chester County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 10/15/52 250
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,065 4.500 10/01/54 906
City of Erie Higher Education Building Authority Revenue Bonds (Þ) 1,770 5.000 09/15/33 1,738
City of Erie Higher Education Building Authority Revenue Bonds (ae)(Þ) 295 5.000 09/15/33 302
City of Scranton General Obligation Unlimited 1,275 5.000 09/01/28 1,301
Commonwealth Financing Authority Revenue Bonds (µ) 1,525 4.000 06/01/39 1,405
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 704
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 751
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 1,997
Doylestown Hospital Authority Revenue Bonds 210 5.000 07/01/25 210
Doylestown Hospital Authority Revenue Bonds 225 5.000 07/01/26 225
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/27 50
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/28 50
Doylestown Hospital Authority Revenue Bonds (Þ) 2,050 5.375 07/01/39 2,213
Doylestown Hospital Authority Revenue Bonds 40 5.000 07/01/41 40
Doylestown Hospital Authority Revenue Bonds (ae) 10 5.000 07/01/41 10
Doylestown Hospital Authority Revenue Bonds (ae) 5 4.000 07/01/45 5
Doylestown Hospital Authority Revenue Bonds 45 4.000 07/01/45 40
Doylestown Hospital Authority Revenue Bonds 165 5.000 07/01/46 162
Doylestown Hospital Authority Revenue Bonds (ae) 35 5.000 07/01/46 36
Franklin County Industrial Development Authority Revenue Bonds 2,000 5.000 12/01/38 1,965
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 92
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 90
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 458
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 132
Geisinger Authority Revenue Bonds (USD 3 Month LIBOR + 0.770%)(Ê) 100 4.461 05/01/37 101
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 67
General Authority of Southcentral Pennsylvania Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,788
Hospitals & Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 290 5.000 07/01/27 295
Hospitals & Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 210 5.000 07/01/28 213
Hospitals & Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 500 5.000 07/01/34 506
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 965
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 960
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/50 616
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,197
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 1,918
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 574
Lancaster Municipal Authority Healthcare Revenue Bonds 100 5.000 12/01/55 96
Lancaster Municipal Authority Healthcare Revenue Bonds 530 5.000 05/01/59 496
Latrobe Industrial Development Authority Revenue Bonds 315 5.000 03/01/34 318
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 97
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/51 92
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/52 798

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 487
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lincoln University of The Commonwealth System of Higher Education Revenue
Bonds 325 5.250 07/01/44 288
Mercer County Industrial Development Authority Revenue Bonds (Þ) 370 6.125 10/01/50 282
Montgomery County Higher Education & Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,503
Northampton County General Purpose Authority Revenue Bonds 1,625 5.000 10/01/36 1,638
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 175 5.000 05/01/44 163
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,110 5.000 12/31/34 2,121
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 2,550 5.250 12/01/37 2,555
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 325 5.250 12/01/38 326
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 958
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,231
Pennsylvania Economic Development Financing Authority Revenue Bonds 250 5.000 07/01/42 255
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,500 5.500 06/30/43 2,567
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 07/01/46 128
Pennsylvania Economic Development Financing Authority Revenue Bonds 200 5.250 07/01/46 205
Pennsylvania Economic Development Financing Authority Revenue Bonds 8,445 5.750 06/30/48 8,685
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 5.250 07/01/49 152
Pennsylvania Economic Development Financing Authority Revenue Bonds 125 5.250 06/30/53 125
Pennsylvania Economic Development Financing Authority Revenue Bonds (µ) 500 5.000 12/31/57 480
Pennsylvania Economic Development Financing Authority Revenue Bonds 675 6.000 06/30/61 705
Pennsylvania Higher Education Assistance Agency Revenue Bonds 3,500 5.000 06/01/51 3,336
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 250 4.000 05/01/32 207
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 225 5.000 05/01/37 182
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 350 5.000 05/01/42 262
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 1,000 5.250 12/01/48 1,018
Pennsylvania Turnpike Commission Revenue Bonds 1,250 5.000 12/01/40 1,252
Philadelphia Authority for Industrial Development Revenue Bonds (~)(Ê)(Þ) 940 4.875 12/15/35 898
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 100 5.375 06/15/38 99
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 900 5.000 06/15/40 878
Philadelphia Authority for Industrial Development Revenue Bonds 300 4.000 05/01/42 196
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 1,775 6.250 05/01/42 1,600
Philadelphia Authority for Industrial Development Revenue Bonds 750 5.125 06/15/42 738
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 150 5.500 06/15/43 146
Philadelphia Authority for Industrial Development Revenue Bonds 150 5.000 06/15/50 136
Philadelphia Authority for Industrial Development Revenue Bonds 145 5.250 06/15/52 139
Scranton Redevelopment Authority Revenue Bonds 55 5.000 11/15/28 55
Scranton School District General Obligation Limited (µ) 2,025 4.250 06/01/37 1,957
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 199
Upper Dauphin Industrial Development Authority Revenue Bonds (Þ) 380 6.250 07/01/57 317
Washington County Redevelopment Authority Tax Allocation 205 5.000 07/01/28 206
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 348
West Cornwall Township Municipal Authority Revenue Bonds 555 4.000 11/15/46 461
98,990
Puerto Rico - 7.4%
Commonwealth of Puerto Rico General Obligation Unlimited 1,290 5.625 07/01/27 1,311
Commonwealth of Puerto Rico General Obligation Unlimited 653 5.625 07/01/29 673
Commonwealth of Puerto Rico General Obligation Unlimited 2,601 5.750 07/01/31 2,738
Commonwealth of Puerto Rico General Obligation Unlimited 6,448
Zero
coupon 07/01/33 4,383
Commonwealth of Puerto Rico General Obligation Unlimited 2,434 4.000 07/01/33 2,292

See accompanying notes which are an integral part of the financial statements.
488 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Commonwealth of Puerto Rico General Obligation Unlimited 3,932 4.000 07/01/35 3,644
Commonwealth of Puerto Rico General Obligation Unlimited 843 4.000 07/01/37 769
Commonwealth of Puerto Rico General Obligation Unlimited 1,457 4.000 07/01/41 1,248
Commonwealth of Puerto Rico General Obligation Unlimited 4,337 4.000 07/01/46 3,518
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 13,550 1.000 11/01/43 8,096
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 8,163 1.000 11/01/51 4,713
Commonwealth of Puerto Rico Notes (~)(Ê) 5,055 1.000 11/01/51 1,749
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 8,179 7.500 08/20/40 7,811
HTA CL 6 Trust Revenue Bonds 615 5.250 07/01/38 615
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.500 07/01/26 583
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.750 07/01/27 571
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 400 5.000 07/01/30 412
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,800 5.000 07/01/35 1,820
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,550 5.000 07/01/37 1,568
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 4,480 4.000 07/01/42 3,861
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,000 4.000 07/01/47 1,641
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 11,785 5.000 07/01/47 11,179
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 650 5.250 07/01/19 358
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/20 28
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/21 28
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.250 07/01/21 55
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.375 07/01/22 28
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 125 5.250 07/01/24 69
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.250 07/01/25 55
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 775 4.750 07/01/26 427
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 885 5.250 07/01/26 488
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/27 28
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,905 5.250 07/01/27 1,049
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,370 5.000 07/01/28 1,857
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR +
0.520%)(µ)(Ê) 3,525 3.772 07/01/29 3,284
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.250 07/01/30 28
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,150 5.250 07/01/31 634
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,280 5.000 07/01/32 2,358
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 99
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 190 6.050 07/01/32 105
Puerto Rico Electric Power Authority Revenue Bonds (µ) 355 4.750 07/01/33 349
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 135 7.000 07/01/33 74
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 655 5.250 07/01/35 361
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,020 6.750 07/01/36 562
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 325 5.000 07/01/37 179
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,675 5.500 07/01/38 2,025
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,205 5.250 07/01/40 2,317
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,845 5.000 07/01/42 1,016
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,000 7.000 07/01/43 551
Puerto Rico Industrial Tourist Educational Medical & Environmental Control
Facilities Financing Authority Revenue Bonds 250 6.500 01/01/41 278
Puerto Rico Industrial Tourist Educational Medical & Environmental Control
Facilities Financing Authority Revenue Bonds 200 6.500 01/01/42 224

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 489
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Industrial Tourist Educational Medical & Environmental Control
Facilities Financing Authority Revenue Bonds 625 6.750 01/01/45 700
Puerto Rico Industrial Tourist Educational Medical & Environmental Control
Facilities Financing Authority Revenue Bonds 200 6.750 01/01/46 223
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 394
Zero
coupon 07/01/27 361
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273
Zero
coupon 07/01/29 228
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 276
Zero
coupon 07/01/31 210
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 585
Zero
coupon 07/01/33 402
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 215
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 8,649 4.329 07/01/40 8,107
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,175 4.550 07/01/40 1,106
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,000
Zero
coupon 07/01/46 1,597
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 65,134
Zero
coupon 07/01/46 20,881
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 19,794
Zero
coupon 07/01/51 4,557
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 28
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,593 4.750 07/01/53 5,154
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,525 4.784 07/01/58 9,617
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 21,185 5.000 07/01/58 20,132
157,627
Rhode Island - 0.3%
Rhode Island Health and Educational Building Corp. Revenue Bonds (~)(Ê) 485 2.750 09/01/43 485
Rhode Island Health and Educational Building Corp. Revenue Bonds 1,000 4.125 05/15/53 897
Rhode Island Health and Educational Building Corp. Revenue Bonds 520 5.250 05/15/54 525
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 500 5.000 10/01/42 514
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 650 4.600 10/01/49 626
Tobacco Settlement Financing Corp. Revenue Bonds 250 5.000 06/01/50 236
Tobacco Settlement Financing Corp. Revenue Bonds 15,450
Zero
coupon 06/01/52 2,549
5,832
South Carolina - 0.7%
County of Berkeley Special Assessment Revenue Bonds 395 4.000 11/01/30 385
County of Berkeley Special Assessment Revenue Bonds 2,250 4.250 11/01/40 1,995
Patriots Energy Group Financing Agency Revenue Bonds (~)(ae)(Ê) 1,000 5.250 02/01/54 1,056
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 200 4.625 06/15/32 194
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 100 5.125 06/15/42 91
South Carolina Jobs-Economic Development Authority Revenue Bonds 350 5.000 11/15/47 338
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 431
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,416
South Carolina Jobs-Economic Development Authority Revenue Bonds 575 4.500 11/01/54 547
South Carolina Jobs-Economic Development Authority Revenue Bonds 450 5.500 11/01/54 474
South Carolina Jobs-Economic Development Authority Revenue Bonds 225 5.750 11/15/54 227
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 358
South Carolina Ports Authority Revenue Bonds (ae) 125 5.250 07/01/55 125
South Carolina Public Service Authority Revenue Bonds (µ) 2,851 4.000 12/01/39 2,721
South Carolina Public Service Authority Revenue Bonds (µ) 1,364 4.000 12/01/46 1,209
South Carolina Public Service Authority Revenue Bonds (µ) 1,000 5.000 12/01/52 1,004

See accompanying notes which are an integral part of the financial statements.
490 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 250
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,579
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 714
15,114
South Dakota - 0.1%
County of Lincoln Revenue Bonds 1,940 4.000 08/01/41 1,669
County of Lincoln Revenue Bonds 75 4.000 08/01/56 56
County of Lincoln Revenue Bonds 650 4.000 08/01/61 475
2,200
Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 500 4.000 08/01/36 478
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 3,000 5.000 08/01/44 2,974
Greenville Health & Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 249
Memphis-Shelby County Industrial Development Board Tax Allocation (Æ)(Ø) 400 5.625 01/01/46 261
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 230 5.000 10/01/34 232
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 99
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (µ) 1,500 4.000 05/01/51 1,260
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 175
Zero
coupon 06/01/43 71
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 100 4.000 06/01/51 83
Shelby County Health & Educational Facilities Board Revenue Bonds (Þ) 100 5.000 06/01/44 96
Shelby County Health & Educational Facilities Board Revenue Bonds (Þ) 225 5.250 06/01/56 212
Wilson County Sports Authority Revenue Bonds (~)(Ê) 3,205 2.930 09/01/29 3,205
9,220
Texas - 6.1%
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 22
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 41
Arlington Higher Education Finance Corp. Revenue Bonds 1,500 4.750 08/15/44 1,402
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 38
Arlington Higher Education Finance Corp. Revenue Bonds 800 5.000 08/15/48 710
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 397
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.625 08/15/52 73
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 4.000 02/15/54 851
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/54 92
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.000 08/15/54 94
Arlington Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 215 4.875 06/15/56 215
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.750 08/15/57 110
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/59 90
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 500 6.750 02/15/62 504
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 5.000 06/15/64 92
Austin Convention Enterprises, Inc. Revenue Bonds 100 5.000 01/01/29 101
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/32 50
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/33 50
Bastrop Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 1,024
Bexar County Health Facilities Development Corp. Revenue Bonds 910 5.000 07/15/37 881
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 697
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 325 5.250 12/01/35 325

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 491
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 62
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 47
Brazoria County Industrial Development Corp. Revenue Bonds (~)(Ê)(Þ) 650 10.000 06/01/42 194
Caddo Mills Independent School District General Obligation Unlimited 500 4.250 02/15/53 458
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 1,000 3.625 07/01/26 949
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 2,000 6.500 07/01/26 1,987
Cedar Bayou Navigation District Special Assessment 585 6.000 09/15/51 499
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 906
Central Texas Regional Mobility Authority Revenue Bonds (ae) 100 5.000 01/01/45 100
City of Anna Special Assessment Revenue Bonds (Þ) 504 5.000 09/15/51 413
City of Anna Special Assessment Revenue Bonds (Þ) 175 6.000 09/01/52 166
City of Anna Special Assessment Revenue Bonds (Þ) 200 7.375 09/15/52 208
City of Anna Special Assessment Revenue Bonds (Þ) 125 5.875 09/15/53 126
City of Anna Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/54 100
City of Arlington Tax Allocation Revenue Bonds 920 4.000 08/15/41 789
City of Aubrey Special Assessment (Þ) 120 5.875 09/01/43 122
City of Aubrey Special Assessment (Þ) 183 6.000 09/01/45 188
City of Aubrey Special Assessment (Þ) 125 6.000 09/01/53 127
City of Aubrey Special Assessment (Þ) 260 5.625 12/31/55 240
City of Austin Special Assessment Revenue Bonds (Þ) 230 5.125 11/01/33 229
City of Austin Special Assessment Revenue Bonds (Þ) 100 5.500 11/01/51 97
City of Austin Special Assessment Revenue Bonds (Þ) 100 5.250 11/01/53 92
City of Balch Springs Special Assessment Revenue Bonds (Þ) 125 5.875 09/15/54 125
City of Bee Cave Special Assessment Revenue Bonds (Þ) 191 4.125 09/01/26 190
City of Bee Cave Special Assessment Revenue Bonds (Þ) 100 5.000 09/01/41 95
City of Bee Cave Special Assessment Revenue Bonds (Þ) 122 5.250 09/01/51 115
City of Buda Special Assessment Revenue Bonds (Þ) 500 6.625 09/01/45 501
City of Buda Special Assessment Revenue Bonds (Þ) 250 6.000 09/01/55 242
City of Buda Special Assessment Revenue Bonds (Þ) 500 6.750 09/01/55 495
City of Celina Special Assessment Revenue Bonds (Þ) 25 2.750 09/01/26 25
City of Celina Special Assessment Revenue Bonds (Þ) 25 3.500 09/01/26 25
City of Celina Special Assessment Revenue Bonds (Þ) 25 3.250 09/01/31 23
City of Celina Special Assessment Revenue Bonds (Þ) 28 4.000 09/01/31 27
City of Celina Special Assessment Revenue Bonds (µ) 1,020 3.000 09/01/35 891
City of Celina Special Assessment Revenue Bonds (Þ) 135 4.125 09/01/39 118
City of Celina Special Assessment Revenue Bonds (µ) 1,955 2.625 09/01/40 1,428
City of Celina Special Assessment Revenue Bonds (Þ) 72 3.500 09/01/41 57
City of Celina Special Assessment Revenue Bonds (Þ) 61 4.250 09/01/41 53
City of Celina Special Assessment Revenue Bonds (Þ) 55 3.375 09/01/42 42
City of Celina Special Assessment Revenue Bonds (Þ) 100 6.250 09/01/42 100
City of Celina Special Assessment Revenue Bonds (Þ) 100 4.000 09/01/43 85
City of Celina Special Assessment Revenue Bonds (Þ) 150 5.125 09/01/44 142
City of Celina Special Assessment Revenue Bonds (Þ) 300 5.500 09/01/45 290
City of Celina Special Assessment Revenue Bonds (Þ) 1,845 4.375 09/01/49 1,533
City of Celina Special Assessment Revenue Bonds (Þ) 131 4.000 09/01/51 101
City of Celina Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/51 81
City of Celina Special Assessment Revenue Bonds (Þ) 90 4.500 09/01/51 75
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.000 09/01/51 94

See accompanying notes which are an integral part of the financial statements.
492 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Celina Special Assessment Revenue Bonds (Þ) 255 4.000 09/01/52 195
City of Celina Special Assessment Revenue Bonds 100 5.250 09/01/52 94
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.625 09/01/52 99
City of Celina Special Assessment Revenue Bonds (Þ) 130 5.750 09/01/52 130
City of Celina Special Assessment Revenue Bonds (Þ) 125 6.500 09/01/52 125
City of Celina Special Assessment Revenue Bonds (Þ) 650 6.750 09/01/52 650
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/53 93
City of Celina Special Assessment Revenue Bonds (Þ) 375 5.500 09/01/53 367
City of Celina Special Assessment Revenue Bonds (Þ) 140 6.000 09/01/53 142
City of Celina Special Assessment Revenue Bonds (Þ) 125 6.125 09/01/53 123
City of Celina Special Assessment Revenue Bonds (Þ) 200 5.500 09/01/54 189
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/54 100
City of Celina Special Assessment Revenue Bonds (Þ) 730 5.625 09/01/55 693
City of Corpus Christi Special Assessment 100 6.125 09/15/44 95
City of Corpus Christi Special Assessment 175 6.500 09/15/54 168
City of Crandall Special Assessment Revenue Bonds (Þ) 246 6.125 09/15/32 251
City of Crandall Special Assessment Revenue Bonds (Þ) 240 4.250 09/15/41 216
City of Crandall Special Assessment Revenue Bonds (Þ) 100 5.000 09/15/41 95
City of Crandall Special Assessment Revenue Bonds (Þ) 75 5.250 09/15/45 71
City of Crandall Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/51 87
City of Crandall Special Assessment Revenue Bonds (Þ) 100 5.250 09/15/51 94
City of Crandall Special Assessment Revenue Bonds (Þ) 500 6.125 09/15/52 512
City of Crandall Special Assessment Revenue Bonds (Þ) 175 6.750 09/15/52 178
City of Crandall Special Assessment Revenue Bonds (Þ) 125 5.500 09/15/55 117
City of Dayton Special Assessment Revenue Bonds (Þ) 105 5.250 09/01/52 102
City of Dayton Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/52 98
City of Dayton Special Assessment Revenue Bonds (Þ) 150 5.750 09/01/54 150
City of Dayton Special Assessment Revenue Bonds (Þ) 200 6.250 09/01/54 201
City of Decatur Special Assessment Revenue Bonds (Þ) 100 5.500 09/15/45 98
City of Decatur Special Assessment Revenue Bonds (Þ) 200 6.875 09/15/54 206
City of Decatur Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/55 97
City of Decatur Special Assessment Revenue Bonds (Þ) 100 6.375 09/15/55 98
City of Dorchester Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/44 93
City of Dorchester Special Assessment Revenue Bonds (Þ) 131 7.000 09/15/44 123
City of Dorchester Special Assessment Revenue Bonds (Þ) 150 6.250 09/15/54 139
City of Dorchester Special Assessment Revenue Bonds (Þ) 146 7.250 09/15/54 136
City of Dripping Springs Special Assessment (Þ) 70 5.250 09/01/54 64
City of Elmendorf Special Assessment Revenue Bonds (Þ) 272 4.000 09/01/51 212
City of Fate Special Assessment Revenue Bonds (Þ) 100 3.750 08/15/41 88
City of Fate Special Assessment Revenue Bonds (Þ) 110 4.000 08/15/51 93
City of Fate Special Assessment Revenue Bonds (Þ) 105 4.375 08/15/52 86
City of Fate Special Assessment Revenue Bonds (Þ) 225 6.000 08/15/52 229
City of Fate Special Assessment Revenue Bonds (Þ) 100 5.375 08/15/53 96
City of Forney Special Assessment Revenue Bonds (Þ) 628 6.500 09/15/53 618
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 149
City of Friendswood Special Assessment Revenue Bonds 600 7.000 09/15/54 602
City of Georgetown Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/42 87
City of Georgetown Special Assessment Revenue Bonds (Þ) 100 4.250 09/15/47 85

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 493
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Granbury Special Assessment Revenue Bonds 150 7.250 09/15/45 149
City of Granbury Special Assessment Revenue Bonds 375 7.500 09/15/55 373
City of Hackberry Special Assessment 85 4.500 09/01/32 81
City of Hackberry Special Assessment 620 4.500 09/01/38 562
City of Hackberry Special Assessment Contract Revenue Bonds 100 5.000 09/01/44 95
City of Hackberry Special Assessment Contract Revenue Bonds 145 5.000 09/01/47 141
City of Haslet Special Assessment Revenue Bonds (Þ) 200 4.375 09/01/49 166
City of Haslet Special Assessment Revenue Bonds (Þ) 200 4.000 09/01/51 154
City of Houston Airport System Revenue Bonds 695 5.000 07/01/27 695
City of Houston Airport System Revenue Bonds 420 5.000 07/15/27 421
City of Houston Airport System Revenue Bonds 3,915 5.000 07/15/28 3,924
City of Houston Airport System Revenue Bonds 500 5.000 07/01/29 500
City of Houston Airport System Revenue Bonds 100 5.000 07/15/30 99
City of Houston Airport System Revenue Bonds 2,800 5.000 07/15/35 2,729
City of Houston Airport System Revenue Bonds 1,000 5.500 07/15/38 1,005
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 481
City of Houston Airport System Revenue Bonds 540 4.000 07/01/47 451
City of Huntsville Special Assessment Revenue Bonds (Þ) 100 5.375 09/15/44 96
City of Huntsville Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/54 95
City of Hutto Special Assessment Revenue Bonds (Þ) 705 5.125 09/01/45 660
City of Hutto Special Assessment Revenue Bonds (Þ) 200 4.000 09/01/51 165
City of Hutto Special Assessment Revenue Bonds (Þ) 296 4.000 09/01/56 237
City of Hutto Special Assessment Revenue Bonds (Þ) 170 5.625 09/01/58 165
City of Justin Special Assessment Revenue Bonds (Þ) 255 5.500 09/01/47 251
City of Justin Special Assessment Revenue Bonds (Þ) 802 5.750 09/01/53 802
City of Kaufman Special Assessment Revenue Bonds (Þ) 125 5.250 09/15/44 117
City of Kaufman Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 102
City of Kaufman Special Assessment Revenue Bonds (Þ) 125 5.500 09/15/54 116
City of Kyle Special Assessment Revenue Bonds (Þ) 216 4.375 09/01/32 206
City of Kyle Special Assessment Revenue Bonds (Þ) 100 4.625 09/01/39 93
City of Kyle Special Assessment Revenue Bonds (Þ) 100 3.750 09/01/41 83
City of Kyle Special Assessment Revenue Bonds 160 5.000 09/01/42 156
City of Kyle Special Assessment Revenue Bonds (Þ) 200 5.250 09/01/43 194
City of Kyle Special Assessment Revenue Bonds (Þ) 100 4.750 09/01/44 91
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.500 09/01/47 99
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/50 93
City of Kyle Special Assessment Revenue Bonds (Þ) 260 5.750 09/01/53 256
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/54 93
City of Lago Vista Special Assessment Revenue Bonds 55 3.750 09/01/42 44
City of Lago Vista Special Assessment Revenue Bonds (Þ) 210 6.000 09/01/54 214
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.250 09/15/39 89
City of Lavon Special Assessment Revenue Bonds (Þ) 136 4.000 09/15/42 117
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/42 84
City of Lavon Special Assessment Revenue Bonds (Þ) 135 4.500 09/15/49 114
City of Lavon Special Assessment Revenue Bonds (Þ) 318 4.125 09/15/52 259
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/52 79
City of Lavon Special Assessment Revenue Bonds (Þ) 100 5.375 09/15/52 99
City of Lavon Special Assessment Revenue Bonds (Þ) 400 6.125 09/15/52 411

See accompanying notes which are an integral part of the financial statements.
494 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Lavon Special Assessment Revenue Bonds (Þ) 100 5.500 09/15/54 95
City of Lewisville Special Assessment Revenue Bonds (Þ) 125 8.000 09/01/53 131
City of Liberty Hill Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/42 85
City of Liberty Hill Special Assessment Revenue Bonds (Þ) 100 4.375 09/01/52 82
City of Manor Special Assessment Revenue Bonds(Þ) 100 4.500 09/15/40 92
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/41 85
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.000 09/15/51 77
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/51 81
City of Manor Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/54 100
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/41 89
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 6.375 09/01/44 95
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 7.375 09/01/44 95
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 4.375 09/01/51 86
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 5.125 09/01/51 92
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 6.625 09/01/54 94
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 7.625 09/01/54 94
City of McLendon-Chisholm Special Assessment (µ) 100 2.500 09/15/35 82
City of McLendon-Chisholm Special Assessment (Þ) 35 3.625 09/15/41 28
City of McLendon-Chisholm Special Assessment (µ) 650 3.000 09/15/45 468
City of McLendon-Chisholm Special Assessment (Þ) 100 4.375 09/15/49 83
City of McLendon-Chisholm Special Assessment (Þ) 50 4.000 09/15/51 39
City of McLendon-Chisholm Special Assessment (Þ) 270 5.750 09/15/52 271
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/39 101
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 5.500 09/01/43 150
City of Mesquite Special Assessment Revenue Bonds (Þ) 1,000 5.375 09/01/48 966
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/49 152
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/53 91
City of Mesquite Special Assessment Revenue Bonds (Þ) 200 5.625 09/01/53 197
City of Mesquite Special Assessment Revenue Bonds (Þ) 400 5.750 09/01/53 400
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/31 98
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/51 79
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 4.750 09/15/51 89
City of Midlothian Special Assessment Revenue Bonds (Þ) 200 5.375 09/15/52 189
City of Midlothian Special Assessment Revenue Bonds (Þ) 115 6.125 09/15/52 118
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 75 6.375 09/01/53 78
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 115 6.125 09/01/55 116
City of New Braunfels Special Assessment (Þ) 100 4.500 09/01/41 88
City of New Braunfels Special Assessment (Þ) 100 4.750 09/01/51 85
City of Oak Point Special Assessment Revenue Bonds (Þ) 625 3.125 09/01/41 491
City of Oak Point Special Assessment Revenue Bonds (Þ) 75 4.125 09/01/48 64
City of Oak Point Special Assessment Revenue Bonds (Þ) 75 4.500 09/01/48 62
City of Oak Point Special Assessment Revenue Bonds (Þ) 100 5.250 09/15/54 92
City of Penitas General Obligation Limited 40 5.000 09/01/35 40
City of Penitas General Obligation Limited 100 5.750 09/01/45 100
City of Penitas General Obligation Limited 160 6.000 09/01/55 160
City of Pflugerville Special Assessment Revenue Bonds (Þ) 125 5.375 09/01/55 117
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 5.500 09/15/42 200
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 6.125 09/15/45 201

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 495
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Pilot Point Special Assessment Revenue Bonds (Þ) 204 5.625 09/15/52 202
City of Pilot Point Special Assessment Revenue Bonds (Þ) 300 6.000 09/15/52 305
City of Pilot Point Special Assessment Revenue Bonds (Þ) 150 6.125 09/15/52 154
City of Pilot Point Special Assessment Revenue Bonds (Þ) 117 6.500 09/15/52 122
City of Pilot Point Special Assessment Revenue Bonds (Þ) 310 6.375 09/15/55 312
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 7.125 09/15/55 200
City of Plano Special Assessment Revenue Bonds (Þ) 140 8.250 09/15/43 147
City of Plano Special Assessment Revenue Bonds (Þ) 115 7.500 09/15/53 121
City of Plano Special Assessment Revenue Bonds (Þ) 225 8.500 09/15/53 237
City of Princeton Special Assessment Revenue Bonds (Þ) 300 4.500 09/01/39 281
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.500 09/01/39 100
City of Princeton Special Assessment Revenue Bonds (Þ) 225 3.750 09/01/40 187
City of Princeton Special Assessment Revenue Bonds (Þ) 125 3.875 09/01/40 105
City of Princeton Special Assessment Revenue Bonds (Þ) 74 5.125 09/01/42 71
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/43 97
City of Princeton Special Assessment Revenue Bonds (Þ) 100 7.000 09/01/43 103
City of Princeton Special Assessment Revenue Bonds (Þ) 50 5.125 09/01/44 47
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/44 97
City of Princeton Special Assessment Revenue Bonds (Þ) 130 4.875 09/01/48 123
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/49 100
City of Princeton Special Assessment Revenue Bonds (Þ) 325 4.000 09/01/50 252
City of Princeton Special Assessment Revenue Bonds (Þ) 160 4.125 09/01/50 127
City of Princeton Special Assessment Revenue Bonds (Þ) 185 4.000 09/01/51 142
City of Princeton Special Assessment Revenue Bonds (Þ) 75 4.375 09/01/52 65
City of Princeton Special Assessment Revenue Bonds (Þ) 270 5.250 09/01/52 253
City of Princeton Special Assessment Revenue Bonds (Þ) 125 5.500 09/01/53 121
City of Princeton Special Assessment Revenue Bonds (Þ) 100 6.375 09/01/53 103
City of Princeton Special Assessment Revenue Bonds (Þ) 250 7.000 09/01/53 253
City of Princeton Special Assessment Revenue Bonds (Þ) 150 7.875 09/01/53 154
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/54 93
City of Princeton Special Assessment Revenue Bonds (Þ) 150 5.500 09/01/54 142
City of Red Oak Special Assessment Revenue Bonds (Þ) 100 3.375 09/15/41 77
City of Red Oak Special Assessment Revenue Bonds (Þ) 100 4.000 09/15/51 77
City of Royse Special Assessment Revenue Bonds (Þ) 30 4.375 09/15/30 29
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 110
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 87
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/49 83
City of Royse Special Assessment Revenue Bonds (Þ) 200 4.375 09/15/50 166
City of Royse Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 102
City of Royse Special Assessment Revenue Bonds (Þ) 50 5.625 09/15/54 48
City of Royse Special Assessment Revenue Bonds (Þ) 100 5.875 09/15/54 102
City of Sachse Special Assessment Revenue Bonds (Þ) 100 6.875 09/15/42 108
City of Sachse Special Assessment Revenue Bonds (Þ) 150 7.000 09/15/52 161
City of San Marcos Special Assessment Revenue Bonds (Þ) 130 6.000 09/01/48 132
City of San Marcos Special Assessment Revenue Bonds (Þ) 100 4.500 09/01/51 84
City of Santa Fe Special Assessment Revenue Bonds (Þ) 509 4.875 09/01/42 485
City of Santa Fe Special Assessment Revenue Bonds (Þ) 859 5.000 09/01/52 799
City of Seagoville Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/44 148

See accompanying notes which are an integral part of the financial statements.
496 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Seagoville Special Assessment Revenue Bonds (Þ) 200 6.250 09/15/54 198
City of Seagoville Special Assessment Revenue Bonds (Þ) 325 7.000 09/15/54 322
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 140
City of Sinton Special Assessment Revenue Bonds (Þ) 200 5.125 09/01/42 190
City of Sinton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/51 93
City of Tomball Special Assessment Revenue Bonds (Þ) 112 5.750 09/15/52 112
City of Tomball Special Assessment Revenue Bonds (Þ) 199 5.500 09/15/53 186
City of Tomball Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/53 102
City of Uhland Special Assessment Revenue Bonds (Þ) 750 6.625 09/01/52 791
City of Uhland Special Assessment Revenue Bonds (Þ) 100 5.500 09/01/55 94
City of Waxahachie Special Assessment (Þ) 100 5.500 08/15/52 97
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 25 5.000 06/15/34 24
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 50 5.750 06/15/44 46
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 100 6.000 06/15/54 93
Club Municipal Management District No. 1 Special Assessment (Þ) 100 5.100 09/01/44 94
Club Municipal Management District No. 1 Special Assessment (Þ) 1,172 5.375 09/01/55 1,085
Conroe Local Government Corp. Revenue Bonds 75 4.000 10/01/50 56
County of Bastrop Special Assessment Revenue Bonds 100 5.250 09/01/44 96
County of Bastrop Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/53 95
County of Bastrop Special Assessment Revenue Bonds 100 5.500 09/01/54 95
County of Denton Special Assessment Revenue Bonds (Þ) 175 5.250 12/31/44 168
County of Denton Special Assessment Revenue Bonds (Þ) 100 5.750 12/31/44 96
County of Denton Special Assessment Revenue Bonds (Þ) 175 6.000 12/31/44 171
County of Denton Special Assessment Revenue Bonds (Þ) 200 5.375 12/31/45 192
County of Denton Special Assessment Revenue Bonds (Þ) 250 5.875 12/31/45 246
County of Denton Special Assessment Revenue Bonds (Þ) 300 5.625 12/31/54 290
County of Denton Special Assessment Revenue Bonds (Þ) 175 6.125 12/31/54 169
County of Denton Special Assessment Revenue Bonds (Þ) 300 6.250 12/31/54 292
County of Denton Special Assessment Revenue Bonds (Þ) 300 5.625 12/31/55 286
County of Denton Special Assessment Revenue Bonds (Þ) 500 6.125 12/31/55 486
County of Hays Special Assessment Revenue Bonds (Þ) 200 5.500 09/15/42 194
County of Hays Special Assessment Revenue Bonds (Þ) 356 5.750 09/15/52 346
County of Montgomery Special Assessment 100 5.250 09/15/45 94
County of Montgomery Special Assessment 100 5.375 09/15/54 93
County of Montgomery Special Assessment 150 5.500 09/15/54 140
Dallas Independent School District General Obligation Unlimited 3,000 4.000 02/15/55 2,648
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 92
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 92
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 230
Grand Parkway Transportation Corp. Revenue Bonds 1,000 5.800 10/01/46 1,042
Grand Parkway Transportation Corp. Revenue Bonds (µ) 5,200 4.000 10/01/49 4,605
Hickory Tree Community Development District Special Assessment 150 5.450 05/01/55 144
Hidalgo County Regional Mobility Authority Revenue Bonds 425
Zero
coupon 12/01/49 99
Hidalgo County Regional Mobility Authority Revenue Bonds 445
Zero
coupon 12/01/50 97
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/51 97
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/52 91

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 497
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hidalgo County Regional Mobility Authority Revenue Bonds 500
Zero
coupon 12/01/53 90
Hidalgo County Regional Mobility Authority Revenue Bonds 525
Zero
coupon 12/01/54 89
Highland Park Independent School District/Potter County General Obligation
Unlimited 1,000 4.000 02/15/48 897
Houston Higher Education Finance Corp. Revenue Bonds 115 4.000 10/01/51 90
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 310 5.500 09/01/53 304
Karis Municipal Management District of Tarrant County Special Assessment 60 5.000 12/01/44 60
Karis Municipal Management District of Tarrant County Special Assessment 70 5.250 12/01/53 70
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited 230 3.000 09/01/46 147
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(µ) 1,660 4.500 09/01/54 1,471
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 268
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 20
Lake Houston Redevelopment Authority Revenue Bonds 1,665 3.000 09/01/44 1,195
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 34
Matagorda County Navigation District No. 1 Revenue Bonds 265 4.250 05/01/30 266
Mission Economic Development Corp. Revenue Bonds (Þ) 2,570 4.625 10/01/31 2,521
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 43
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 72
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 36
Montgomery County Toll Road Authority Revenue Bonds 300 5.000 09/15/48 300
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 4.250 10/01/30 99
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/36 910
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/39 100
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 350 5.000 07/01/40 270
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 857
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 5.250 01/01/42 236
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 700 4.000 08/15/46 563
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,250 4.000 08/15/51 961
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,065 5.750 07/15/52 1,064
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,100 4.000 08/15/56 816
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 6,795 5.500 01/01/57 6,151
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 600 7.000 01/01/57 343
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 6.000 07/15/57 252
North East Texas Regional Mobility Authority Revenue Bonds 350 5.000 01/01/46 350
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 75 4.000 09/15/41 64
North Texas Tollway Authority Revenue Bonds 1,345 3.000 01/01/46 943
North Texas Tollway Authority Revenue Bonds (µ) 2,000 3.000 01/01/46 1,472
Port Beaumont Navigation District Revenue Bonds (Þ) 925 10.000 07/01/26 951
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 81
Port Beaumont Navigation District Revenue Bonds (Þ) 400 5.000 01/01/39 391
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 241
Port Beaumont Navigation District Revenue Bonds (Þ) 300 5.125 01/01/44 288
Port Beaumont Navigation District Revenue Bonds (Þ) 1,450 3.000 01/01/50 939
Port Beaumont Navigation District Revenue Bonds (Þ) 350 5.250 01/01/54 327
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 1,900 4.100 01/01/28 1,748
Red River Education Finance Corp. Education Revenue Bonds 1,255 5.500 10/01/46 1,218
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 768

See accompanying notes which are an integral part of the financial statements.
498 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Manvel Development Authority Tax Allocation 150 4.500 04/01/39 150
South Manvel Development Authority Tax Allocation 125 5.000 04/01/43 118
South Manvel Development Authority Tax Allocation 200 5.250 04/01/50 189
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 505 5.000 05/15/45 469
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 285 5.000 10/01/49 280
Tarrant County Hospital District General Obligation Limited 230 4.250 08/15/53 212
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 668
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,000 5.000 12/15/31 1,042
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 5,500 5.000 06/30/58 5,388
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 5,150 5.500 12/31/58 5,232
Texas Water Development Board Revenue Bonds 1,500 5.000 10/15/58 1,545
Town of Argyle Special Assessment Revenue Bonds (Þ) 145 5.250 09/01/47 138
Town of Hickory Creek Special Assessment 200 3.875 09/01/37 181
Town of Lakewood Village Special Assessment Revenue Bonds (Þ) 175 5.375 09/15/52 167
Town of Little Elm Special Assessment Revenue Bonds (Þ) 727 5.750 09/01/38 735
Town of Little Elm Special Assessment Revenue Bonds (Þ) 100 3.750 09/01/42 82
Town of Little Elm Special Assessment Revenue Bonds (Þ) 100 4.000 09/01/51 78
Town of Little Elm Special Assessment Revenue Bonds (Þ) 750 6.875 09/01/52 802
Town of Providence Village Special Assessment (Þ) 76 5.350 09/01/45 73
Town of Providence Village Special Assessment (Þ) 370 5.250 09/01/54 342
Town of Providence Village Special Assessment (Þ) 100 5.500 09/01/55 94
Travis County Development Authority Special Assessment (Þ) 100 5.500 09/01/52 97
Travis County Development Authority Special Assessment (Þ) 100 5.125 09/01/54 89
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 87
Uptown Development Authority Tax Allocation 50 3.000 09/01/37 41
Uptown Development Authority Tax Allocation 50 3.000 09/01/39 39
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 38
Village of Salado Special Assessment Revenue Bonds (Þ) 100 6.500 09/01/54 100
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 21
Viridian Municipal Management District Special Assessment 30 3.375 12/01/40 24
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 347
Viridian Municipal Management District Special Assessment 50 3.500 12/01/47 37
Westside 211 Special Improvement District General Obligation Limited 600 3.000 08/15/51 352
130,175
Utah - 1.2%
Arrowhead Springs Public Infrastructure District Special Assessment (Þ) 275 5.625 12/01/54 264
Benloch Ranch Improvement Association No. 1 Revenue Bonds (Š)(Þ) 334 9.750 12/01/39 305
Black Desert Public Infrastructure District General Obligation Limited (Þ) 2,000 4.000 03/01/51 1,619
Black Desert Public Infrastructure District General Obligation Limited (~)(Ê)(Þ) 500 7.375 09/15/51 429
Black Desert Public Infrastructure District Special Assessment (Þ) 600 5.625 12/01/53 584
City of Salt Lake Airport Revenue Bonds 1,365 5.250 07/01/48 1,388
City of Salt Lake City Public Utilities Revenue Bonds 3,240 5.500 07/01/53 3,365
Coral Junction Public Infrastructure District No. 1 Special Assessment (Þ) 146 5.500 06/01/41 146
Desert Edge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.750 03/01/55 365
Firefly Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.625 03/01/54 500
Firefly Public Infrastructure District No. 1 Special Assessment (Þ) 544 5.625 12/01/43 544
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 589
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.500 06/01/51 1,113

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 499
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
MIDA Mountain Veterans Program Public Infrastructure District Tax Allocation (Þ) 500 5.200 06/01/54 466
Mida Mountain Village Public Infrastructure District Special Assessment (Þ) 1,000 4.500 08/01/40 902
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 5.125 06/15/54 468
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 6.000 06/15/54 495
Military Installation Development Authority Revenue Bonds 550 4.000 06/01/41 468
Military Installation Development Authority Revenue Bonds 2,275 4.000 06/01/52 1,701
Olympia Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.375 03/01/55 513
Olympia Public Infrastructure District No. 1 Revenue Bonds (~)(Ê)(Þ) 500 5.125 12/01/29 498
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 358
UIPA Crossroads Public Infrastructure District Tax Allocation (Þ) 1,000 4.125 06/01/41 877
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/38 915
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 2,002
Utah Infrastructure Agency Revenue Bonds 850 4.000 10/15/41 744
Utah Infrastructure Agency Revenue Bonds 1,100 6.000 10/15/47 1,166
Utah State Charter School Finance Authority Revenue Bonds (Þ) 400 4.000 06/15/31 371
Utah State Charter School Finance Authority Revenue Bonds (Þ) 890 4.000 06/15/41 710
Utah State Charter School Finance Authority Revenue Bonds (Þ) 1,420 4.250 06/15/51 1,043
Utah State Charter School Finance Authority Revenue Bonds (Þ) 200 4.000 10/15/51 137
Utah State Charter School Finance Authority Revenue Bonds (Þ) 500 5.750 06/15/52 484
Utah State Charter School Finance Authority Revenue Bonds (Þ) 425 4.000 10/15/56 280
Utah State Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 289
26,098
Vermont - 0.1%
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 200 4.375 06/01/52 199
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 175 5.000 06/01/52 176
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 550 5.000 10/01/42 459
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 275 5.500 10/01/43 250
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 875 5.250 10/01/52 713
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,415
3,212
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 750 5.000 10/01/28 772
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 7,845 5.000 10/01/30 8,130
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 2,640 5.000 10/01/32 2,735
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 750 5.000 10/01/39 737
Virgin Islands Public Finance Authority Revenue Bonds 1,680 5.000 10/01/32 1,621
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 450 5.000 10/01/39 413
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 350 6.000 04/01/53 353
14,761
Virginia - 1.3%
Albemarle County Economic Development Authority Revenue Bonds 500 4.000 06/01/54 423
Farmville Industrial Development Authority Revenue Bonds 5,300 5.000 01/01/40 5,282
Farmville Industrial Development Authority Revenue Bonds 200 5.000 01/01/50 184
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 33
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 46
Newport News Economic Development Authority Revenue Bonds 1,000 5.000 12/01/38 1,002
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 34
Tobacco Settlement Financing Corp. Revenue Bonds 1,120 5.200 06/01/46 1,026
Tobacco Settlement Financing Corp. Revenue Bonds 3,805 6.706 06/01/46 3,066

See accompanying notes which are an integral part of the financial statements.
500 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tobacco Settlement Financing Corp. Revenue Bonds 14,450
Zero
coupon 06/01/47 4,009
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 111
Virginia Beach Development Authority Revenue Bonds 375 7.000 09/01/53 410
Virginia Beach Development Authority Revenue Bonds 800 7.000 09/01/59 871
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 73
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 61
Virginia Housing Development Authority Revenue Bonds 350 4.600 09/01/50 336
Virginia Housing Development Authority Revenue Bonds 675 4.650 09/01/55 647
Virginia Small Business Financing Authority Revenue Bonds 1,005 5.000 01/01/36 1,025
Virginia Small Business Financing Authority Revenue Bonds 500 5.000 12/31/47 498
Virginia Small Business Financing Authority Revenue Bonds 3,000 4.000 01/01/48 2,550
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 12/31/49 969
Virginia Small Business Financing Authority Revenue Bonds 1,550 5.000 12/31/52 1,503
Virginia Small Business Financing Authority Revenue Bonds 3,570 5.000 12/31/56 3,376
27,535
Washington - 1.3%
Grant County Public Hospital District No. 1 General Obligation Unlimited 1,000 5.125 12/01/48 963
Grant County Public Hospital District No. 2 General Obligation Unlimited 1,500 5.000 12/01/44 1,456
Port of Seattle Industrial Development Corp. Revenue Bonds 460 5.000 04/01/30 454
Port of Seattle Revenue Bonds 235 4.000 08/01/47 197
Skagit County Public Hospital District No. 1 Revenue Bonds 3,050 5.500 12/01/54 3,094
Washington Economic Development Finance Authority Revenue Bonds (Þ) 1,500 5.625 12/01/40 1,509
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 858
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/45 67
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 1,998
Washington State Convention Center Public Facilities District Revenue Bonds 1,710 5.000 07/01/33 1,818
Washington State Convention Center Public Facilities District Revenue Bonds 2,200 5.000 07/01/48 2,163
Washington State Convention Center Public Facilities District Revenue Bonds 4,400 3.000 07/01/58 2,819
Washington State Convention Center Public Facilities District Revenue Bonds 2,820 4.000 07/01/58 2,272
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,420 4.000 07/01/58 1,204
Washington State Housing Finance Commission Revenue Bonds (Þ) 2,525 4.000 01/01/41 2,103
Washington State Housing Finance Commission Revenue Bonds 175 5.000 07/01/43 175
Washington State Housing Finance Commission Revenue Bonds 2,220 5.500 07/01/44 2,316
Washington State Housing Finance Commission Revenue Bonds 165 5.000 07/01/48 164
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 137
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 177
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,458
27,402
West Virginia - 0.4%
City of Huntington Tax Allocation 700 5.000 06/01/39 666
City of Huntington Tax Allocation 75 5.500 06/01/49 72
City of Huntington Tax Allocation 75 5.625 05/01/50 71
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 153
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 155
City of South Charleston Revenue Bonds (Þ) 100 4.250 06/01/42 78
City of South Charleston Revenue Bonds (Þ) 1,150 4.500 06/01/50 878
County of Monongalia Tax Allocation (Þ) 90 5.750 06/01/43 96
County of Monongalia Tax Allocation (Þ) 130 6.000 06/01/53 139

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 501
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Ohio Special District Excise Tax Revenue Bonds 45 3.000 03/01/35 39
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,155 4.125 06/01/43 1,016
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,070 4.875 06/01/43 1,012
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 975 8.000 06/01/53 228
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 01/01/43 467
West Virginia Hospital Finance Authority Revenue Bonds 1,725 4.125 01/01/47 1,407
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,000 4.125 01/01/47 859
West Virginia Hospital Finance Authority Revenue Bonds (µ) 290 5.500 09/01/48 301
7,637
Wisconsin - 3.1%
Public Finance Authority Revenue Bonds (Þ) 1,685 4.000 03/01/28 1,647
Public Finance Authority Revenue Bonds (Þ) 3,000 6.000 06/01/28 3,009
Public Finance Authority Revenue Bonds 1,720 5.250 07/01/28 1,720
Public Finance Authority Revenue Bonds 565 6.145 08/01/28 360
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/28 1,016
Public Finance Authority Revenue Bonds (Þ) 15 4.000 06/15/29 15
Public Finance Authority Revenue Bonds (Þ) 30 4.000 07/01/30 29
Public Finance Authority Revenue Bonds (Þ) 325 5.000 07/15/30 328
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 99
Public Finance Authority Revenue Bonds (Þ) 500
Zero
coupon 12/15/30 351
Public Finance Authority Revenue Bonds (Æ)(Ø)(Þ) 3,825 6.750 08/01/31 3,436
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 682
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 716
Public Finance Authority Revenue Bonds (Þ) 528 5.375 12/15/32 518
Public Finance Authority Revenue Bonds (Þ) 516 5.500 12/15/32 499
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 65
Public Finance Authority Revenue Bonds (Þ) 1,282
Zero
coupon 12/15/34 716
Public Finance Authority Revenue Bonds 1,000 5.750 04/01/35 1,001
Public Finance Authority Revenue Bonds 50 5.000 06/15/35 50
Public Finance Authority Revenue Bonds (Þ) 90 5.000 12/01/35 88
Public Finance Authority Revenue Bonds (Þ) 850 5.000 12/15/36 832
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 630
Public Finance Authority Revenue Bonds (Þ) 200 6.500 12/01/37 201
Public Finance Authority Revenue Bonds (Þ) 775
Zero
coupon 12/15/37 377
Public Finance Authority Revenue Bonds (Þ) 1,750 5.250 07/01/38 1,803
Public Finance Authority Revenue Bonds 1,595 5.000 06/01/39 1,597
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 495
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 148
Public Finance Authority Revenue Bonds (Þ) 1,700 4.750 06/01/40 1,605
Public Finance Authority Revenue Bonds (Þ) 50 5.000 07/01/40 47
Public Finance Authority Revenue Bonds (Þ) 1,710 7.125 06/01/41 1,763
Public Finance Authority Revenue Bonds (Þ) 600 5.000 01/01/42 538
Public Finance Authority Revenue Bonds (Þ) 100 4.000 04/01/42 87
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 737
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 483
Public Finance Authority Revenue Bonds 1,010 5.000 06/15/44 998
Public Finance Authority Revenue Bonds (Þ) 350 5.500 12/01/44 341

See accompanying notes which are an integral part of the financial statements.
502 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 75 4.000 01/01/45 66
Public Finance Authority Revenue Bonds (Þ) 525 5.250 03/01/45 497
Public Finance Authority Revenue Bonds (Þ) 1,285 6.500 06/01/45 1,171
Public Finance Authority Revenue Bonds 600 5.250 06/15/45 595
Public Finance Authority Revenue Bonds 800 5.500 06/15/45 797
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 735
Public Finance Authority Revenue Bonds (Þ) 100 5.625 02/01/46 103
Public Finance Authority Revenue Bonds (Þ) 100 6.250 09/01/46 104
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 324
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 137
Public Finance Authority Revenue Bonds 1,650 5.000 11/15/49 1,594
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 69
Public Finance Authority Revenue Bonds (Þ) 875 5.625 06/01/50 818
Public Finance Authority Revenue Bonds 75 5.500 06/15/50 75
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 45
Public Finance Authority Revenue Bonds (Þ) 525 7.000 12/01/50 530
Public Finance Authority Revenue Bonds 720 4.000 02/01/51 509
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 76
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 862
Public Finance Authority Revenue Bonds 1,750 4.000 09/30/51 1,392
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,582
Public Finance Authority Revenue Bonds (Þ) 650 5.750 02/01/52 670
Public Finance Authority Revenue Bonds (Þ) 1,600 4.000 04/01/52 1,282
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 86
Public Finance Authority Revenue Bonds 160 5.250 06/15/52 153
Public Finance Authority Revenue Bonds (Þ) 175 5.500 06/15/52 171
Public Finance Authority Revenue Bonds (Þ) 400 7.000 06/15/53 401
Public Finance Authority Revenue Bonds (Þ) 750 5.750 07/01/53 759
Public Finance Authority Revenue Bonds (Þ) 50 6.625 07/01/53 51
Public Finance Authority Revenue Bonds (Þ) 270 4.500 07/15/53 233
Public Finance Authority Revenue Bonds (Þ) 75 5.000 06/15/54 68
Public Finance Authority Revenue Bonds 100 5.250 06/15/54 98
Public Finance Authority Revenue Bonds (Þ) 1,000 5.875 10/01/54 656
Public Finance Authority Revenue Bonds (Þ) 500 5.750 12/01/54 487
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 403
Public Finance Authority Revenue Bonds 600 5.500 06/01/55 600
Public Finance Authority Revenue Bonds 75 5.500 06/15/55 75
Public Finance Authority Revenue Bonds 100 5.750 06/15/55 99
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 58
Public Finance Authority Revenue Bonds (Þ) 125 5.000 07/01/55 105
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 12/01/55 990
Public Finance Authority Revenue Bonds 4,750 4.000 03/31/56 3,684
Public Finance Authority Revenue Bonds (Þ) 1,575 4.500 06/01/56 1,129
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 666
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 222
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/57 127
Public Finance Authority Revenue Bonds 150 5.375 06/15/57 145
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 100

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 503
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 50 6.750 07/01/58 51
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 71
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 72
Public Finance Authority Revenue Bonds 275 4.000 07/01/61 204
Public Finance Authority Revenue Bonds (Þ) 785 4.000 07/01/61 584
Public Finance Authority Revenue Bonds (Þ) 125 5.250 07/01/61 105
Public Finance Authority Revenue Bonds 1,000 5.000 02/01/62 961
Public Finance Authority Revenue Bonds (Þ) 2,475 6.000 02/01/62 2,571
Public Finance Authority Revenue Bonds (Þ) 165 6.000 06/01/62 166
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 126
Public Finance Authority Revenue Bonds (Þ) 300 5.750 06/15/62 300
Public Finance Authority Revenue Bonds (~)(Ê)(Þ) 900 1.000 07/01/62 657
Public Finance Authority Tax Allocation 125 5.000 08/01/39 118
Public Finance Authority Tax Allocation (Þ) 1,150 5.000 06/01/41 1,139
Public Finance Authority Tax Allocation (~)(Ê)(Þ) 625 8.000 06/15/42 620
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Þ) 750 5.000 08/01/27 757
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,020 4.000 12/01/41 789
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,175 5.000 03/15/50 1,133
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 34
Wisconsin Health & Educational Facilities Authority Revenue Bonds 800 5.500 02/15/54 826
Wisconsin Health & Educational Facilities Authority Revenue Bonds 250 5.750 08/15/54 259
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 33
Wisconsin Health & Educational Facilities Authority Revenue Bonds 400 5.750 08/15/59 413
66,615
Wyoming - 0.0%
County of Campbell Solid Waste Facilities Revenue Bonds 1,000 3.625 07/15/39 870
Total Municipal Bonds
(cost $2,138,167) 2,049,033
Loan Agreements - 0.0%
Rialto Bioenergy Facility LLC 2024 New Money Term Loan (USD 3 Month LIBOR
+ 10.000%)(Ê)(Š) 217 14.326 02/28/31 —
Rialto Bioenergy Facility LLC 2024 Roll Up Term Loan (USD 3 Month LIBOR +
10.000%)(Ê)(Š) 28 14.286 02/28/31 1
Rialto Bioenergy Facility LLC First Lien Term Loan (USD 3 Month LIBOR +
10.000%)(Ê)(Š) 453 14.326 06/06/24 —
Rialto Bioenergy Facility LLC New Money Dip Term Loan (USD 3 Month LIBOR  +
10.000%)(Ê)(Š) 112 14.286 06/06/25 5
Rialto Bioenergy Facility LLC New Money Term Loan (USD 3 Month LIBOR +
10.000%)(Ê)(Š) 57 14.286 06/06/25 2
Rialto Bioenergy Facility LLC Term Loan (USD 3 Month LIBOR  + 10.000%)(Ê)(Š) 923 14.326 06/06/25 —
Total Loan Agreements
(cost $1,785) 8
Short-Term Investments - 2.7%
U.S. Cash Management Fund a(@) 58,542,804 (∞) 58,525
Total Short-Term Investments
(cost $58,531) 58,525
Total Investments - 98.8%
(identified cost $2,198,483) 2,107,566
Other Assets and Liabilities, Net - 1.2%
24,662
Net Assets - 100.0%
2,132,228

See accompanying notes which are an integral part of the financial statements.
504 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
21.5%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 900,000 101.97 918
855
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 06/29/17 4,450,000 101.10 4,524
4,127
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 08/18/17 500,000 105.28 526
500
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/19/18 1,000,000 104.99 1,050
997
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/19/18 1,515,000 100.65 1,527
1,516
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/21/21 710,000 100.00 710
738
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/26/22 700,000 99.50 699
679
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/20/24 750,000 103.36 775
771
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 100.00 100
97
American Samoa Economic Development Authority Revenue Bonds 01/25/23 625,000 101.37 634
622
Arbors Community Development District Special Assessment Revenue
Bonds 11/06/24 125,000 100.15 125
118
Arbors Community Development District Special Assessment Revenue
Bonds 11/06/24 100,000 99.64 100
95
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,365,000 106.83 1,458
1,398
Arizona Industrial Development Authority Revenue Bonds 08/28/20 440,000 98.73 434
441
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 105.82 741
649
Arizona Industrial Development Authority Revenue Bonds 04/15/21 210,000 102.24 215
164
Arizona Industrial Development Authority Revenue Bonds 04/15/21 75,000 103.70 78
63
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.07 33
22
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.59 33
23
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,197
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.35 98
97
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.36 98
96
Arizona Industrial Development Authority Revenue Bonds 12/04/24 1,050,000 97.15 1,020
1,119
Arizona Industrial Development Authority Revenue Bonds 12/04/24 675,000 97.45 658
708
Arkansas Development Finance Authority Revenue Bonds 10/04/22 5,750,000 85.02 4,889
5,067
Arkansas Development Finance Authority Revenue Bonds 03/27/25 1,625,000 95.94 1,559
1,483
Arlington Higher Education Finance Corp. Revenue Bonds 08/26/22 500,000 103.47 517
504
Arlington Higher Education Finance Corp. Revenue Bonds 04/20/23 215,000 100.00 215
215
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97.16 97
90
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97.48 97
92
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 98.85 99
92
Arrowhead Springs Public Infrastructure District Special Assessment 02/13/25 275,000 100.00 275
264
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99.82 1,378
1,077
Atlanta Development Authority (The) Revenue Bonds 08/22/24 3,200,000 81.91 2,621
2,742
Atlanta Development Authority (The) Tax Allocation 08/22/24 1,125,000 100.00 1,125
1,135
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 3,330,000 86.65 2,885
2,517
Ave Maria Stewardship Community District Special Assessment 07/24/23 2,380,000 100.00 2,380
2,331
Avenir Community Development District Special Assessment 03/19/24 370,000 100.24 371
356
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
92
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
87
Avimor Community Infrastructure District No. 1 Special Assessment 05/22/24 187,000 100.00 187
193
Babcock Ranch Community Independent Special District Special Assessment 12/14/18 1,060,000 99.49 1,055
1,028
Babcock Ranch Community Independent Special District Special Assessment 11/14/24 250,000 100.00 250
239
Banning Lewis Ranch Metropolitan District No. 8 General Obligation
Limited 07/23/21 500,000 100.00 500
420
Beaumont Community Development District Special Assessment 01/25/19 90,000 100.00 90
91
Benloch Ranch Improvement Association No. 1 Revenue Bonds 06/29/20 334,164 100.00 334
305
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100.00 500
460
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100.00 500
429
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 2,000,000 91.81 1,836
1,619
Black Desert Public Infrastructure District Special Assessment 05/09/24 600,000 100.00 600
584
Brazoria County Industrial Development Corp. Revenue Bonds 06/08/22 650,000 97.91 636
194
Brightwater Community Development District Special Assessment 11/06/24 125,000 100.00 125
120

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 505
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Brightwater Community Development District Special Assessment 11/06/24 50,000 100.00 50
49
Build NYC Resource Corp. Revenue Bonds 01/14/21 330,000 93.62 309
270
Build NYC Resource Corp. Revenue Bonds 06/11/21 100,000 105.86 106
76
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100.00 100
92
Build NYC Resource Corp. Revenue Bonds 11/12/21 1,000,000 110.21 1,102
777
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.00 150
142
Build NYC Resource Corp. Revenue Bonds 06/23/22 170,000 100.00 170
170
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.88 151
144
Build NYC Resource Corp. Revenue Bonds 06/23/22 500,000 101.69 508
500
Build NYC Resource Corp. Revenue Bonds 07/13/22 100,000 98.76 99
80
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 97.35 97
95
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 99.00 99
97
Build NYC Resource Corp. Revenue Bonds 12/18/24 100,000 98.47 98
90
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 1,000,000 100.00 1,000
949
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 2,000,000 100.57 2,011
1,987
California Community College Financing Authority Revenue Bonds 07/27/22 475,000 97.61 464
406
California Community Housing Agency Revenue Bonds 05/03/22 3,095,000 86.79 2,649
2,421
California Community Housing Agency Revenue Bonds 08/30/22 200,000 75.96 152
152
California Community Housing Agency Revenue Bonds 03/01/23 175,000 65.48 115
112
California Enterprise Development Authority Revenue Bonds 06/18/21 1,095,000 76.58 839
839
California Enterprise Development Authority Revenue Bonds 10/18/24 250,000 102.14 255
230
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 765,000 100.29 767
719
California Infrastructure & Economic Development Bank Revenue Bonds 02/21/25 6,025,000 97.46 5,872
5,795
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.52 995
1,000
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102.17 1,533
1,475
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100.33 65
56
California Municipal Finance Authority Revenue Bonds 06/18/20 95,000 104.19 99
88
California Municipal Finance Authority Revenue Bonds 06/18/20 60,000 104.47 63
57
California Municipal Finance Authority Revenue Bonds 06/18/20 1,130,000 105.78 1,195
1,118
California Municipal Finance Authority Revenue Bonds 01/16/25 275,000 99.23 273
256
California Municipal Finance Authority Revenue Bonds 01/16/25 125,000 99.53 124
118
California Pollution Control Financing Authority Revenue Bonds 02/17/23 750,000 104.76 786
785
California Pollution Control Financing Authority Revenue Bonds 08/04/23 2,590,000 98.38 2,550
2,570
California Pollution Control Financing Authority Revenue Bonds 10/23/23 250,000 101.34 253
265
California Public Finance Authority Revenue Bonds 01/26/21 600,000 112.95 678
622
California Public Finance Authority Revenue Bonds 03/17/23 100,000 91.88 92
97
California School Finance Authority Revenue Bonds 12/10/15 500,000 106.42 532
496
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 105.41 1,054
997
California School Finance Authority Revenue Bonds 10/22/20 600,000 104.00 624
530
California School Finance Authority Revenue Bonds 10/30/20 150,000 105.11 158
140
California School Finance Authority Revenue Bonds 10/30/20 60,000 97.96 59
50
California School Finance Authority Revenue Bonds 04/19/21 100,000 109.08 109
80
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 110.05 1,211
887
California School Finance Authority Revenue Bonds 06/18/21 80,000 105.53 84
54
California School Finance Authority Revenue Bonds 06/18/21 100,000 106.39 106
72
California School Finance Authority Revenue Bonds 07/21/21 400,000 102.30 409
367
California School Finance Authority Revenue Bonds 07/22/21 465,000 112.45 523
429
California School Finance Authority Revenue Bonds 03/11/22 250,000 98.00 245
174
California School Finance Authority Revenue Bonds 03/23/22 315,000 101.63 320
281
California School Finance Authority Revenue Bonds 03/23/22 250,000 102.58 256
228
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.87 1,029
1,003
California School Finance Authority Revenue Bonds 05/26/22 250,000 100.22 251
234
California School Finance Authority Revenue Bonds 05/26/22 170,000 101.45 172
160
California School Finance Authority Revenue Bonds 06/15/22 385,000 100.00 385
388
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.15 250
237
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.24 251
239
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.26 251
242
California School Finance Authority Revenue Bonds 10/27/22 500,000 98.07 490
512
California School Finance Authority Revenue Bonds 10/27/22 975,000 98.54 961
998
California School Finance Authority Revenue Bonds 11/01/22 1,000,000 64.27 643
793
California School Finance Authority Revenue Bonds 05/25/23 125,000 98.73 123
127
California School Finance Authority Revenue Bonds 05/22/24 375,000 98.33 371
340
California Statewide Communities Development Authority Revenue Bonds 12/28/16 8,100,000 97.40 7,890
7,888

See accompanying notes which are an integral part of the financial statements.
506 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 105.18 210
200
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.35 1,073
1,004
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104.02 260
240
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 104.54 209
200
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110.21 110
94
California Statewide Communities Development Authority Revenue Bonds 08/24/22 1,500,000 100.70 1,511
1,478
California Statewide Communities Development Authority Revenue Bonds 08/30/22 400,000 99.66 399
398
California Statewide Communities Development Authority Revenue Bonds 10/30/24 225,000 98.02 221
213
Cape Girardeau County Industrial Development Authority Tax Allocation 09/25/24 500,000 97.92 490
455
Capital Projects Finance Authority Revenue Bonds 04/24/24 100,000 100.00 100
100
Capital Projects Finance Authority Revenue Bonds 12/06/24 155,000 100.22 155
147
Capital Projects Finance Authority Revenue Bonds 12/06/24 2,295,000 100.52 2,307
2,212
Capital Projects Finance Authority Revenue Bonds 12/06/24 125,000 99.36 124
118
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 5,405,000 98.73 5,336
5,207
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 105.91 1,329
1,058
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 1,970,000 100.00 1,970
1,906
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 109.88 357
293
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.19 107
75
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.87 108
78
Capital Trust Agency, Inc. Revenue Bonds 01/04/22 300,000 115.19 346
301
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 425,000 100.00 425
437
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 400,000 100.00 400
412
Capital Trust Authority Revenue Bonds 09/27/24 900,000 100.00 900
958
Capital Trust Authority Revenue Bonds 11/25/24 350,000 100.98 353
350
Capital Trust Authority Revenue Bonds 04/03/25 200,000 97.27 195
184
Capital Trust Authority Revenue Bonds 04/03/25 100,000 97.67 98
94
Cedar Crossings Community Development District Special Assessment 03/03/25 100,000 99.55 100
92
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 375,000 100.00 375
387
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100.00 150
155
Chapel Creek Community Development District Special Assessment 05/27/21 30,000 100.00 30
24
Chapel Creek Community Development District Special Assessment 05/27/21 45,000 103.45 47
35
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 210,000 99.16 208
210
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 103.87 364
326
Charlotte County Industrial Development Authority Revenue Bonds 06/17/22 2,000,000 76.50 1,530
1,571
Chester County Industrial Development Authority Revenue Bonds 09/14/22 250,000 100.00 250
250
Chester County Industrial Development Authority Revenue Bonds 09/14/22 2,000,000 99.17 1,983
1,976
Chester County Industrial Development Authority Revenue Bonds 10/18/24 1,065,000 94.38 1,005
906
Chester County Industrial Development Authority Revenue Bonds 10/18/24 800,000 97.96 784
700
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 93.17 1,398
1,562
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94.68 1,894
2,075
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 05/07/21 100,000 110.30 110
80
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 11/17/23 275,000 97.00 267
286
City of Anna Special Assessment Revenue Bonds 07/28/21 504,000 100.00 504
413
City of Anna Special Assessment Revenue Bonds 12/14/22 175,000 100.00 175
166
City of Anna Special Assessment Revenue Bonds 09/13/23 125,000 99.38 124
126
City of Anna Special Assessment Revenue Bonds 10/11/23 200,000 98.54 197
208
City of Anna Special Assessment Revenue Bonds 07/10/24 100,000 100.00 100
100
City of Aubrey Special Assessment 09/23/22 183,000 99.41 182
188
City of Aubrey Special Assessment 08/25/23 120,000 100.00 120
122
City of Aubrey Special Assessment 08/25/23 125,000 99.32 124
127
City of Aubrey Special Assessment 02/28/25 260,000 99.48 259
240
City of Austin Special Assessment Revenue Bonds 12/14/18 230,000 100.00 230
229
City of Austin Special Assessment Revenue Bonds 12/01/22 100,000 99.30 99
97
City of Austin Special Assessment Revenue Bonds 11/22/24 100,000 99.55 100
92
City of Balch Springs Special Assessment Revenue Bonds 04/29/25 125,000 99.37 124
125
City of Baltimore Tax Allocation 10/03/19 100,000 100.00 100
82
City of Baltimore Tax Allocation 10/03/19 100,000 100.12 100
86
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 122,000 100.00 122
115
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 191,000 100.00 191
190
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 100,000 100.00 100
95
City of Buda Special Assessment Revenue Bonds 01/22/25 500,000 100.00 500
501
City of Buda Special Assessment Revenue Bonds 01/22/25 250,000 99.03 248
242
City of Buda Special Assessment Revenue Bonds 01/22/25 500,000 99.10 495
495
City of Celina Special Assessment Revenue Bonds 09/11/19 135,000 100.00 135
118
City of Celina Special Assessment Revenue Bonds 08/12/20 1,845,000 95.26 1,758
1,533

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 507
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Celina Special Assessment Revenue Bonds 11/10/21 25,000 100.00 25
23
City of Celina Special Assessment Revenue Bonds 11/10/21 25,000 100.00 25
25
City of Celina Special Assessment Revenue Bonds 11/10/21 61,000 100.00 61
53
City of Celina Special Assessment Revenue Bonds 11/10/21 90,000 100.00 90
75
City of Celina Special Assessment Revenue Bonds 11/10/21 72,000 100.00 72
57
City of Celina Special Assessment Revenue Bonds 11/10/21 28,000 100.00 28
27
City of Celina Special Assessment Revenue Bonds 11/10/21 25,000 100.00 25
25
City of Celina Special Assessment Revenue Bonds 11/10/21 131,000 98.84 129
101
City of Celina Special Assessment Revenue Bonds 12/15/21 255,000 99.32 253
195
City of Celina Special Assessment Revenue Bonds 12/15/21 55,000 99.41 55
42
City of Celina Special Assessment Revenue Bonds 01/12/22 100,000 100.00 100
81
City of Celina Special Assessment Revenue Bonds 01/12/22 100,000 100.00 100
85
City of Celina Special Assessment Revenue Bonds 04/13/22 100,000 100.00 100
94
City of Celina Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
99
City of Celina Special Assessment Revenue Bonds 02/15/23 650,000 100.00 650
650
City of Celina Special Assessment Revenue Bonds 03/15/23 125,000 100.00 125
125
City of Celina Special Assessment Revenue Bonds 03/15/23 100,000 100.00 100
100
City of Celina Special Assessment Revenue Bonds 03/15/23 130,000 100.00 130
130
City of Celina Special Assessment Revenue Bonds 04/12/23 375,000 99.29 372
367
City of Celina Special Assessment Revenue Bonds 06/14/23 125,000 100.00 125
123
City of Celina Special Assessment Revenue Bonds 07/12/23 140,000 100.00 140
142
City of Celina Special Assessment Revenue Bonds 04/10/24 100,000 99.57 100
100
City of Celina Special Assessment Revenue Bonds 11/13/24 200,000 100.00 200
189
City of Celina Special Assessment Revenue Bonds 11/13/24 150,000 99.08 149
142
City of Celina Special Assessment Revenue Bonds 11/13/24 100,000 99.63 100
93
City of Celina Special Assessment Revenue Bonds 01/15/25 300,000 100.00 300
290
City of Celina Special Assessment Revenue Bonds 01/15/25 730,000 99.16 723
693
City of Crandall Special Assessment Revenue Bonds 06/08/21 100,000 100.00 100
94
City of Crandall Special Assessment Revenue Bonds 06/08/21 100,000 100.00 100
87
City of Crandall Special Assessment Revenue Bonds 06/08/21 240,000 93.35 224
216
City of Crandall Special Assessment Revenue Bonds 06/08/21 100,000 99.33 99
95
City of Crandall Special Assessment Revenue Bonds 10/18/22 500,000 100.00 500
512
City of Crandall Special Assessment Revenue Bonds 10/18/22 175,000 100.00 175
178
City of Crandall Special Assessment Revenue Bonds 10/18/22 246,000 100.00 246
251
City of Crandall Special Assessment Revenue Bonds 02/19/25 125,000 100.00 125
117
City of Crandall Special Assessment Revenue Bonds 02/19/25 75,000 99.13 74
71
City of Dayton Special Assessment Revenue Bonds 04/19/22 105,000 100.00 105
102
City of Dayton Special Assessment Revenue Bonds 04/19/22 100,000 100.00 100
98
City of Dayton Special Assessment Revenue Bonds 03/19/24 200,000 100.00 200
201
City of Dayton Special Assessment Revenue Bonds 03/19/24 150,000 99.29 149
150
City of Decatur Special Assessment Revenue Bonds 11/28/23 200,000 100.00 200
206
City of Decatur Special Assessment Revenue Bonds 02/11/25 100,000 99.15 99
98
City of Decatur Special Assessment Revenue Bonds 02/11/25 100,000 99.27 99
98
City of Decatur Special Assessment Revenue Bonds 02/11/25 100,000 99.57 100
97
City of Dorchester Special Assessment Revenue Bonds 09/10/24 150,000 99.33 149
139
City of Dorchester Special Assessment Revenue Bonds 09/10/24 146,000 99.39 145
136
City of Dorchester Special Assessment Revenue Bonds 09/10/24 100,000 99.77 100
93
City of Dorchester Special Assessment Revenue Bonds 09/10/24 131,000 99.78 131
123
City of Dripping Springs Special Assessment 09/18/24 70,000 99.25 69
64
City of Eagan Revenue Bonds 02/06/25 100,000 99.10 99
94
City of Eagan Revenue Bonds 02/06/25 100,000 99.27 99
92
City of Eagan Revenue Bonds 02/06/25 100,000 99.29 99
92
City of Elmendorf Special Assessment Revenue Bonds 08/20/21 272,000 87.33 238
212
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 295,000 102.06 301
302
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 1,770,000 102.06 1,807
1,738
City of Fate Special Assessment Revenue Bonds 10/19/21 110,000 100.52 111
93
City of Fate Special Assessment Revenue Bonds 10/19/21 100,000 99.39 99
88
City of Fate Special Assessment Revenue Bonds 04/05/22 105,000 100.00 105
86
City of Fate Special Assessment Revenue Bonds 09/07/22 225,000 100.00 225
229
City of Fate Special Assessment Revenue Bonds 05/02/23 100,000 99.06 99
96
City of Forney Special Assessment Revenue Bonds 06/27/23 628,000 96.85 608
618
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100.00 150
149
City of Georgetown Special Assessment Revenue Bonds 03/23/22 100,000 100.00 100
85
City of Georgetown Special Assessment Revenue Bonds 03/23/22 100,000 100.00 100
87
City of Goshen Revenue Bonds 08/06/21 1,000,000 100.00 1,000
844

See accompanying notes which are an integral part of the financial statements.
508 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Haslet Special Assessment Revenue Bonds 07/30/20 200,000 105.20 210
166
City of Haslet Special Assessment Revenue Bonds 10/19/21 200,000 98.86 198
154
City of Henderson Revenue Bonds 03/25/22 1,050,000 99.29 1,040
954
City of Henderson Revenue Bonds 03/25/22 1,350,000 96.33 1,276
1,246
City of Huntsville Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
96
City of Huntsville Special Assessment Revenue Bonds 10/16/24 100,000 99.49 99
95
City of Hutto Special Assessment Revenue Bonds 04/05/21 296,000 99.89 296
237
City of Hutto Special Assessment Revenue Bonds 10/22/21 200,000 99.03 198
165
City of Hutto Special Assessment Revenue Bonds 07/07/23 170,000 99.62 169
165
City of Hutto Special Assessment Revenue Bonds 02/07/25 705,000 99.06 698
660
City of Justin Special Assessment Revenue Bonds 03/27/18 255,000 100.00 255
251
City of Justin Special Assessment Revenue Bonds 04/01/24 802,000 99.30 796
802
City of Kaufman Special Assessment Revenue Bonds 11/22/22 100,000 101.06 101
102
City of Kaufman Special Assessment Revenue Bonds 10/01/24 125,000 100.00 125
117
City of Kaufman Special Assessment Revenue Bonds 10/01/24 125,000 100.00 125
116
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
93
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
91
City of Kyle Special Assessment Revenue Bonds 10/20/21 100,000 100.00 100
83
City of Kyle Special Assessment Revenue Bonds 03/23/22 216,000 100.00 216
206
City of Kyle Special Assessment Revenue Bonds 01/18/23 100,000 100.00 100
99
City of Kyle Special Assessment Revenue Bonds 01/18/23 200,000 99.41 199
194
City of Kyle Special Assessment Revenue Bonds 06/21/23 260,000 100.00 260
256
City of Kyle Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
93
City of Kyle Special Assessment Revenue Bonds 02/05/25 100,000 98.98 99
93
City of Lago Vista Special Assessment Revenue Bonds 01/05/24 210,000 100.00 210
214
City of Lavon Special Assessment Revenue Bonds 08/21/19 135,000 104.22 141
114
City of Lavon Special Assessment Revenue Bonds 08/21/19 100,000 99.47 99
89
City of Lavon Special Assessment Revenue Bonds 02/02/22 100,000 100.00 100
79
City of Lavon Special Assessment Revenue Bonds 02/02/22 100,000 100.00 100
84
City of Lavon Special Assessment Revenue Bonds 02/02/22 318,000 98.78 314
259
City of Lavon Special Assessment Revenue Bonds 02/02/22 136,000 99.13 135
117
City of Lavon Special Assessment Revenue Bonds 11/16/22 400,000 100.00 400
411
City of Lavon Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
95
City of Lavon Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
99
City of Lewisville Special Assessment Revenue Bonds 10/03/23 125,000 100.00 125
131
City of Liberty Hill Special Assessment Revenue Bonds 12/14/21 100,000 100.00 100
85
City of Liberty Hill Special Assessment Revenue Bonds 12/14/21 100,000 100.00 100
82
City of Manor Special Assessment Revenue Bonds 12/19/19 100,000 100.00 100
92
City of Manor Special Assessment Revenue Bonds 05/06/21 100,000 100.00 100
81
City of Manor Special Assessment Revenue Bonds 05/06/21 100,000 102.36 102
77
City of Manor Special Assessment Revenue Bonds 05/16/24 100,000 99.07 99
100
City of Manor Special Assessment Revenue Bonds 02/19/25 100,000 87.74 88
85
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
86
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
92
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
89
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
95
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
94
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
95
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
94
City of McLendon-Chisholm Special Assessment 06/26/20 100,000 104.94 105
83
City of McLendon-Chisholm Special Assessment 02/10/21 35,000 100.00 35
28
City of McLendon-Chisholm Special Assessment 02/10/21 50,000 101.59 51
39
City of McLendon-Chisholm Special Assessment 05/25/22 270,000 99.44 268
271
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100.00 1,000
966
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100.00 100
101
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100.00 150
152
City of Mesquite Special Assessment Revenue Bonds 07/18/23 400,000 100.00 400
400
City of Mesquite Special Assessment Revenue Bonds 07/18/23 200,000 99.68 199
197
City of Mesquite Special Assessment Revenue Bonds 07/18/23 150,000 99.42 149
150
City of Mesquite Special Assessment Revenue Bonds 10/08/24 100,000 99.26 99
91
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
98
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
79
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
89
City of Midlothian Special Assessment Revenue Bonds 08/10/22 200,000 100.00 200
189
City of Midlothian Special Assessment Revenue Bonds 08/10/22 115,000 100.00 115
118

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 509
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 101.76 1,425
1,377
City of Mustang Ridge Special Assessment Revenue Bonds 11/21/23 75,000 100.00 75
78
City of Mustang Ridge Special Assessment Revenue Bonds 04/15/25 115,000 100.00 115
116
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
88
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
85
City of Oak Point Special Assessment Revenue Bonds 07/25/18 75,000 100.00 75
64
City of Oak Point Special Assessment Revenue Bonds 07/25/18 75,000 99.56 75
62
City of Oak Point Special Assessment Revenue Bonds 07/22/21 625,000 100.00 625
491
City of Oak Point Special Assessment Revenue Bonds 09/26/24 100,000 98.96 99
92
City of Pflugerville Special Assessment Revenue Bonds 02/12/25 125,000 99.18 124
117
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 117,000 100.00 117
122
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 300,000 100.00 300
305
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 150,000 100.00 150
154
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 204,000 100.00 204
202
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 200,000 100.00 200
200
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 310,000 100.00 310
312
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 200,000 100.00 200
200
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 200,000 100.00 200
201
City of Plano Special Assessment Revenue Bonds 10/24/23 140,000 100.00 140
147
City of Plano Special Assessment Revenue Bonds 10/24/23 115,000 100.00 115
121
City of Plano Special Assessment Revenue Bonds 10/24/23 225,000 100.00 225
237
City of Princeton Special Assessment Revenue Bonds 04/24/18 130,000 100.00 130
123
City of Princeton Special Assessment Revenue Bonds 08/27/19 100,000 100.00 100
100
City of Princeton Special Assessment Revenue Bonds 08/27/19 100,000 100.00 100
100
City of Princeton Special Assessment Revenue Bonds 08/27/19 300,000 103.13 309
281
City of Princeton Special Assessment Revenue Bonds 06/23/20 225,000 100.00 225
187
City of Princeton Special Assessment Revenue Bonds 06/23/20 325,000 100.00 325
252
City of Princeton Special Assessment Revenue Bonds 06/23/20 160,000 100.00 160
127
City of Princeton Special Assessment Revenue Bonds 06/23/20 125,000 100.00 125
105
City of Princeton Special Assessment Revenue Bonds 05/25/21 185,000 101.01 185
142
City of Princeton Special Assessment Revenue Bonds 03/29/22 75,000 100.00 75
65
City of Princeton Special Assessment Revenue Bonds 06/28/22 270,000 100.00 270
253
City of Princeton Special Assessment Revenue Bonds 07/26/22 74,000 100.00 74
71
City of Princeton Special Assessment Revenue Bonds 07/25/23 100,000 100.00 100
97
City of Princeton Special Assessment Revenue Bonds 07/25/23 125,000 100.00 125
121
City of Princeton Special Assessment Revenue Bonds 09/12/23 100,000 100.00 100
103
City of Princeton Special Assessment Revenue Bonds 09/12/23 150,000 100.00 150
154
City of Princeton Special Assessment Revenue Bonds 09/12/23 250,000 98.18 245
253
City of Princeton Special Assessment Revenue Bonds 10/11/23 100,000 99.02 99
103
City of Princeton Special Assessment Revenue Bonds 08/27/24 100,000 99.63 100
93
City of Princeton Special Assessment Revenue Bonds 10/29/24 100,000 100.00 100
97
City of Princeton Special Assessment Revenue Bonds 10/29/24 150,000 99.71 149
142
City of Princeton Special Assessment Revenue Bonds 10/29/24 50,000 99.08 50
47
City of Red Oak Special Assessment Revenue Bonds 06/15/21 100,000 102.59 103
77
City of Red Oak Special Assessment Revenue Bonds 06/15/21 100,000 99.06 99
77
City of Rockdale Special Assessment 10/31/23 400,000 97.10 388
416
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99.52 124
110
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102.72 103
83
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100.69 201
166
City of Royse Special Assessment Revenue Bonds 07/30/20 30,000 100.73 30
29
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.25 101
87
City of Royse Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
102
City of Royse Special Assessment Revenue Bonds 04/24/24 100,000 99.64 100
102
City of Royse Special Assessment Revenue Bonds 07/10/24 50,000 98.93 49
48
City of Sachse Special Assessment Revenue Bonds 11/15/22 100,000 100.00 100
108
City of Sachse Special Assessment Revenue Bonds 11/15/22 150,000 100.00 150
161
City of San Marcos Special Assessment Revenue Bonds 12/16/21 100,000 100.00 100
84
City of San Marcos Special Assessment Revenue Bonds 12/20/23 130,000 100.00 130
132
City of Santa Fe Special Assessment Revenue Bonds 03/25/22 509,000 100.00 509
485
City of Santa Fe Special Assessment Revenue Bonds 03/25/22 859,000 100.00 859
799
City of Seagoville Special Assessment Revenue Bonds 03/19/24 200,000 100.00 200
198
City of Seagoville Special Assessment Revenue Bonds 03/19/24 150,000 100.00 150
148
City of Seagoville Special Assessment Revenue Bonds 03/19/24 325,000 98.77 321
322
City of Sinton Special Assessment Revenue Bonds 01/19/22 100,000 100.00 100
93
City of Sinton Special Assessment Revenue Bonds 01/19/22 200,000 98.95 198
190

See accompanying notes which are an integral part of the financial statements.
510 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of South Charleston Revenue Bonds 01/14/22 165,000 100.00 165
153
City of South Charleston Revenue Bonds 01/14/22 185,000 100.00 185
155
City of South Charleston Revenue Bonds 01/14/22 100,000 100.34 100
78
City of South Charleston Revenue Bonds 01/14/22 1,150,000 100.35 1,154
878
City of St. Louis Industrial Development Authority (The) Revenue Bonds 07/29/22 2,350,000 98.36 2,311
2,221
City of Tomball Special Assessment Revenue Bonds 08/22/23 112,000 98.64 110
112
City of Tomball Special Assessment Revenue Bonds 08/22/23 100,000 99.32 99
102
City of Tomball Special Assessment Revenue Bonds 02/05/25 199,000 100.00 199
186
City of Uhland Special Assessment Revenue Bonds 11/03/22 750,000 100.00 750
791
City of Uhland Special Assessment Revenue Bonds 10/31/24 100,000 100.00 100
94
City of Valparaiso Revenue Bonds 04/26/24 400,000 100.00 400
389
City of Venice Revenue Bonds 11/20/24 100,000 101.22 101
94
City of Venice Revenue Bonds 11/20/24 175,000 101.64 178
165
City of Waxahachie Special Assessment 05/17/22 100,000 100.00 100
97
Cleveland-Cuyahoga County Port Authority Revenue Bonds 11/14/24 150,000 99.68 149
142
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 200,000 90.09 180
153
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 100,000 101.65 102
75
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 25,000 98.48 25
24
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 100,000 99.44 99
93
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 50,000 99.87 50
46
Club Municipal Management District No. 1 Special Assessment 11/26/24 100,000 100.00 100
94
Club Municipal Management District No. 1 Special Assessment 11/26/24 1,172,000 100.00 1,172
1,085
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91.74 261
189
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 92.33 323
224
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/04/21 435,000 100.09 435
382
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/01/22 1,935,000 89.40 1,730
1,334
Colorado Educational & Cultural Facilities Authority Revenue Bonds 05/10/23 400,000 100.00 400
393
Colorado Educational & Cultural Facilities Authority Revenue Bonds 08/22/23 330,000 86.54 286
296
Colorado Educational & Cultural Facilities Authority Revenue Bonds 04/19/24 300,000 100.00 300
301
Colorado Educational & Cultural Facilities Authority Revenue Bonds 04/19/24 200,000 97.81 196
199
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 600,000 100.00 600
585
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 112.48 1,125
976
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 1,100,000 92.77 923
982
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 225,000 91.85 207
185
Coral Junction Public Infrastructure District No. 1 Special Assessment 05/26/22 146,000 100.00 146
146
Corkscrew Farms Community Development District Special Assessment 12/13/17 100,000 100.00 100
94
Corkscrew Farms Community Development District Special Assessment 12/13/17 50,000 100.00 50
49
County of Bastrop Special Assessment Revenue Bonds 05/22/23 100,000 98.91 99
95
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 100.00 175
171
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 98.79 173
168
County of Denton Special Assessment Revenue Bonds 11/19/24 100,000 98.84 99
96
County of Denton Special Assessment Revenue Bonds 11/19/24 300,000 99.33 298
292
County of Denton Special Assessment Revenue Bonds 11/19/24 300,000 99.64 299
290
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 99.66 174
169
County of Denton Special Assessment Revenue Bonds 03/11/25 200,000 100.00 200
192
County of Denton Special Assessment Revenue Bonds 03/11/25 300,000 100.00 300
286
County of Denton Special Assessment Revenue Bonds 03/11/25 500,000 100.00 500
486
County of Denton Special Assessment Revenue Bonds 03/11/25 250,000 100.00 250
246
County of Frederick Educational Facilities Revenue Bonds 01/18/18 3,705,000 98.95 3,666
3,448
County of Frederick Special Tax 10/29/20 230,000 98.05 225
196
County of Frederick Tax Allocation 07/20/23 1,985,000 97.77 1,941
1,802
County of Gallatin Revenue Bonds 12/09/21 1,000,000 102.92 1,029
660
County of Gallatin Revenue Bonds 02/11/25 230,000 68.34 157
161
County of Gallatin Revenue Bonds 03/21/25 1,125,000 78.85 887
871
County of Hays Special Assessment Revenue Bonds 12/06/22 200,000 100.00 200
194
County of Hays Special Assessment Revenue Bonds 12/06/22 356,000 100.00 356
346
County of Monongalia Tax Allocation 07/21/23 130,000 99.18 129
139
County of Monongalia Tax Allocation 07/21/23 90,000 99.21 89
96
County of Prince George's Special Obligation Tax Allocation 11/16/18 340,000 99.48 338
337
CSCDA Community Improvement Authority Revenue Bonds 11/24/21 925,000 85.83 794
653
CSCDA Community Improvement Authority Revenue Bonds 03/09/22 910,000 87.07 792
720
CSCDA Community Improvement Authority Revenue Bonds 05/18/22 1,000,000 65.67 657
664
CSCDA Community Improvement Authority Revenue Bonds 06/02/22 1,250,000 87.82 1,098
958
CSCDA Community Improvement Authority Revenue Bonds 08/04/22 600,000 73.96 444
423
Curiosity Creek Community Development District Special Assessment 11/12/24 100,000 100.00 100
97

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 511
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Curiosity Creek Community Development District Special Assessment 11/12/24 100,000 100.00 100
99
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 98.19 982
751
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100.00 850
704
Dauphin County General Authority Revenue Bonds 12/21/20 2,700,000 104.62 2,827
1,997
Davenport Road South Community Development District Special
Assessment 02/06/18 150,000 98.98 148
141
Davenport Road South Community Development District Special
Assessment 02/06/18 100,000 99.03 99
97
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 106.93 321
303
Denver Health & Hospital Authority Revenue Bonds 08/23/17 340,000 97.64 332
318
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 99.14 198
189
Denver Urban Renewal Authority Tax Allocation 10/11/18 525,000 99.29 523
501
Desert Edge Public Infrastructure District No. 1 General Obligation Limited 04/17/25 500,000 72.93 365
365
District of Columbia Tax Allocation Revenue Bonds 05/01/24 325,000 55.45 180
183
Doylestown Hospital Authority Revenue Bonds 04/15/24 2,050,000 100.92 2,069
2,213
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99.69 75
59
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101.25 228
185
Eagle Pointe Community Development District Special Assessment 07/15/20 75,000 93.87 70
67
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 625,000 100.00 625
609
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 100.95 101
92
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.91 100
92
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 6.51 260
202
Everlands Community Development District Special Assessment 10/30/24 100,000 100.00 100
94
Everlands Community Development District Special Assessment 10/30/24 100,000 100.00 100
96
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.00 1,250
1,267
Finance Authority of Maine Revenue Bonds 12/17/21 925,000 69.77 645
18
Finance Authority of Maine Revenue Bonds 12/18/24 275,000 100.00 275
272
Firefly Public Infrastructure District No. 1 General Obligation Limited 04/18/24 500,000 99.40 497
500
Firefly Public Infrastructure District No. 1 Special Assessment 04/18/24 544,000 99.48 541
544
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103.48 119
98
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101.65 163
102
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 102.69 103
76
Florida Development Finance Corp. Revenue Bonds 10/21/20 1,220,000 97.79 1,193
1,089
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 99.44 224
206
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106.24 106
73
Florida Development Finance Corp. Revenue Bonds 06/04/21 200,000 92.89 186
133
Florida Development Finance Corp. Revenue Bonds 07/23/21 200,000 86.68 173
141
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 101.88 509
390
Florida Development Finance Corp. Revenue Bonds 05/31/22 405,000 97.92 397
338
Florida Development Finance Corp. Revenue Bonds 05/31/22 315,000 98.19 309
263
Florida Development Finance Corp. Revenue Bonds 08/18/22 175,000 100.00 175
164
Florida Development Finance Corp. Revenue Bonds 08/18/22 350,000 100.00 350
325
Florida Development Finance Corp. Revenue Bonds 08/19/22 250,000 100.00 250
220
Florida Development Finance Corp. Revenue Bonds 08/19/22 225,000 100.00 225
198
Florida Development Finance Corp. Revenue Bonds 04/26/24 9,475,000 100.59 9,531
9,854
Florida Development Finance Corp. Revenue Bonds 05/23/24 175,000 95.72 167
163
Florida Development Finance Corp. Revenue Bonds 05/23/24 250,000 96.67 242
236
Florida Development Finance Corp. Revenue Bonds 07/08/24 150,000 93.23 140
140
Florida Development Finance Corp. Revenue Bonds 12/20/24 2,850,000 98.00 2,793
2,928
Florida Development Finance Corp. Revenue Bonds 02/06/25 4,495,000 100.84 4,533
4,631
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 103.88 1,402
1,169
Forest Lake Community Development District Special Assessment 05/06/22 265,000 100.00 265
262
Forest Lake Community Development District Special Assessment 05/06/22 305,000 100.00 305
307
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 106.83 1,886
1,788
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 2,795,000 82.01 2,301
2,545
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 1,210,000 94.52 1,144
1,147
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 160,000 99.49 159
161
Granary Metropolitan District No. 9 Special Assessment 12/11/24 260,000 100.00 260
246
Hammock Oaks Community Development District Special Assessment 03/26/25 155,000 100.00 155
150
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100.00 1,185
1,127
Hastings Campus Housing Finance Authority Revenue Bonds 02/29/24 2,000,000 86.80 1,736
1,888
Hastings Campus Housing Finance Authority Revenue Bonds 02/06/25 3,500,000 93.67 3,278
3,092
Hillcrest Preserve Community Development District Special Assessment 12/04/24 100,000 99.27 99
95
Hillcrest Preserve Community Development District Special Assessment 12/04/24 150,000 99.41 149
141

See accompanying notes which are an integral part of the financial statements.
512 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Hills Minneola Community Development District Special Assessment 07/16/20 230,000 90.46 208
187
Hills Minneola Community Development District Special Assessment 07/16/20 160,000 93.40 149
142
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
244
Illinois Finance Authority Revenue Bonds 02/25/20 3,250,000 102.05 3,253
3,226
Illinois Finance Authority Revenue Bonds 07/01/21 3,250,000 107.30 3,523
2,776
Illinois Finance Authority Revenue Bonds 10/13/22 2,075,000 97.71 2,013
2,016
Illinois Finance Authority Revenue Bonds 02/15/23 500,000 99.23 496
511
Illinois Finance Authority Revenue Bonds 11/26/24 1,000,000 100.00 1,000
972
Illinois Finance Authority Revenue Bonds 02/26/25 1,500,000 100.00 1,500
1,488
Illinois Finance Authority Revenue Bonds 04/03/25 100,000 101.07 101
100
Illinois Finance Authority Revenue Bonds 04/03/25 100,000 101.25 101
98
Independent Cities Finance Authority Revenue Bonds 03/12/21 900,000 110.63 996
843
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 05/22/20 50,000 100.00 50
46
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 05/22/20 25,000 100.00 25
24
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.00 500
533
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 250,000 100.00 250
267
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 310,000 99.03 307
304
Kansas City Industrial Development Authority Revenue Bonds 09/24/24 250,000 97.67 244
229
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,750,000 100.05 1,751
1,678
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100.00 185
172
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
241
Knightsbridge Community Development District Special Assessment 03/14/24 1,000,000 99.70 997
968
Kremmling Memorial Hospital District Certificate of Participation 02/08/24 1,000,000 98.36 984
1,001
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
105
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
420
Lake Emma Community Development District Special Assessment 07/07/23 50,000 99.19 50
49
Lake Emma Community Development District Special Assessment 07/07/23 100,000 99.42 99
97
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100.00 200
175
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99.42 99
91
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.02 99
95
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.46 99
98
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
89
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
94
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 06/10/21 250,000 97.64 244
209
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 02/17/23 500,000 99.23 496
503
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 12/05/24 625,000 100.30 627
588
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 12/05/24 500,000 100.99 505
478
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102.42 236
158
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102.61 272
189
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 150,000 98.94 148
148
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 100,000 99.73 100
99
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.15 98
100
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.62 99
100
Louisiana Public Facilities Authority Revenue Bonds 02/05/24 400,000 97.00 388
411
Louisiana Public Facilities Authority Revenue Bonds 02/05/24 400,000 97.08 388
409
Mandarin Grove Community Development District Special Assessment 10/19/22 70,000 100.00 70
79
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109.50 55
45
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110.21 55
45
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.55 117
98
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.70 117
103
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100.00 225
175
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 109.29 109
76
Maricopa County Industrial Development Authority Revenue Bonds 02/09/23 175,000 86.96 152
144
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100.27 201
192
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 225,000 100.29 226
214

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 513
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Maricopa County Industrial Development Authority Revenue Bonds 06/15/23 100,000 76.14 76
79
Maricopa County Industrial Development Authority Revenue Bonds 10/10/24 325,000 98.93 322
309
Maryland Economic Development Corp. Revenue Bonds 03/20/25 3,625,000 100.83 3,655
3,605
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 04/28/22 100,000 100.49 100
89
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 06/22/23 100,000 100.27 100
97
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 06/22/23 100,000 100.30 100
97
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,000,000 105.80 1,058
1,001
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
101
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
151
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 109.53 1,424
1,155
Massachusetts Development Finance Agency Revenue Bonds 08/21/24 100,000 99.23 99
96
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.64 247
237
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.28 199
197
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100.00 750
589
Mercer County Industrial Development Authority Revenue Bonds 05/11/23 370,000 73.45 272
282
11/05/21 100,000 100.00 100
83
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 175,000 40.94 72
71
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 130,000 98.22 128
121
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 185,000 98.45 182
175
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 06/06/22 1,500,000 81.61 1,224
1,113
MIDA Mountain Veterans Program Public Infrastructure District Tax
Allocation 10/03/24 500,000 100.00 500
466
Mida Mountain Village Public Infrastructure District Special Assessment 08/21/20 1,000,000 100.00 1,000
902
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 101.57 508
495
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 96.34 482
468
MidCity Improvement District Special Assessment 09/13/24 100,000 100.00 100
95
Mineral Business Improvement District General Obligation Limited 10/30/24 100,000 100.00 100
101
Mineral Business Improvement District General Obligation Limited 10/30/24 150,000 100.00 150
151
Mission Economic Development Corp. Revenue Bonds 10/30/18 2,570,000 99.65 2,561
2,521
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 830,000 100.06 830
821
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104.38 209
163
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 105.05 998
822
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 105.14 946
789
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 105.40 1,080
909
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 2,045,000 100.20 2,049
2,003
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,070,000 99.26 1,056
1,012
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,155,000 95.11 1,058
1,016
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 975,000 22.39 218
228
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.51 40
39
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.66 189
178
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 400,000 96.64 387
377
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100.00 180
148
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 535,000 90.04 482
441
New Hampshire Business Finance Authority Revenue Bonds 04/03/24 7,060,000 100.00 7,060
7,316
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 545,000 100.00 545
556
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 1,275,000 100.00 1,275
1,286
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 220,000 100.00 220
213
New Hampshire Business Finance Authority Revenue Bonds 09/13/24 1,552,000 100.00 1,552
1,513
New Hampshire Business Finance Authority Revenue Bonds 10/18/24 750,000 100.00 750
735
New Hampshire Business Finance Authority Revenue Bonds 10/31/24 500,000 100.00 500
498
New Hampshire Business Finance Authority Revenue Bonds 11/20/24 900,000 54.69 492
476
New Hampshire Business Finance Authority Revenue Bonds 12/04/24 500,000 100.00 500
487
New Hampshire Business Finance Authority Revenue Bonds 12/06/24 450,000 99.25 447
449
New Hampshire Business Finance Authority Revenue Bonds 04/25/25 800,000 99.14 793
795
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101.52 1,015
857
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 700,000 90.62 570
563
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 111.41 1,114
910
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,100,000 99.08 1,090
816
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/02/22 1,250,000 86.38 1,080
961
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 07/11/23 100,000 98.99 99
100
New York Liberty Development Corp. Revenue Bonds 05/27/20 12,615,000 95.42 11,857
12,537

See accompanying notes which are an integral part of the financial statements.
514 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
New York Liberty Development Corp. Revenue Bonds 07/28/22 2,600,000 101.23 2,632
2,600
New York Liberty Development Corp. Revenue Bonds 11/09/22 325,000 96.49 314
325
New York Liberty Development Corp. Revenue Bonds 01/18/23 1,900,000 99.53 1,891
1,900
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 102.52 410
384
New York State Dormitory Authority Revenue Bonds 10/27/23 900,000 94.99 855
890
New York State Environmental Facilities Corp. Revenue Bonds 08/10/23 250,000 100.00 250
259
Newlin Crossing Metropolitan District General Obligation Limited 10/24/24 500,000 100.00 500
462
Normandy Community Development District Special Assessment Revenue
Bonds 08/14/24 150,000 100.00 150
147
Normandy Community Development District Special Assessment Revenue
Bonds 08/14/24 200,000 99.56 199
195
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99.40 75
64
North Powerline Road Community Development District Special Assessment 05/26/22 140,000 100.00 140
140
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100.00 100
99
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 4,665,000 95.39 4,364
4,108
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 445,000 97.15 432
411
Ohio Housing Finance Agency Revenue Bonds 02/28/25 250,000 100.00 250
255
Olympia Public Infrastructure District No. 1 General Obligation Limited 05/03/24 500,000 99.38 497
513
Olympia Public Infrastructure District No. 1 Revenue Bonds 05/03/24 500,000 100.00 500
498
Oneida Indian Nation of New York Revenue Bonds 02/02/24 700,000 107.15 750
739
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 108.71 1,087
993
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103.64 1,036
922
Paddocks Community Development District Special Assessment 10/17/24 140,000 100.00 140
131
Palisade Metropolitan District No. 2 Revenue Bonds 11/14/24 500,000 91.15 456
454
Palm Beach County Health Facilities Authority Revenue Bonds 07/29/22 600,000 100.00 600
799
Parish of St. James Revenue Bonds 05/20/20 100,000 100.00 100
106
Parish of St. James Revenue Bonds 05/20/20 1,000,000 100.00 1,000
1,001
Parish of St. James Revenue Bonds 05/20/20 125,000 100.00 125
131
Parkdale Community Authority Revenue Bonds 03/04/24 500,000 82.18 411
411
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 110.52 995
878
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 150,000 98.87 148
146
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 100,000 99.58 100
99
Philadelphia Authority for Industrial Development Revenue Bonds 10/11/23 940,000 91.37 859
898
Philadelphia Authority for Industrial Development Revenue Bonds 03/28/24 1,775,000 94.75 1,682
1,600
Pinellas County Educational Facilities Authority Revenue Bonds 09/21/23 545,000 98.10 535
544
Plaquemines Port Harbor & Terminal District Revenue Bonds 06/04/24 550,000 97.75 538
450
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100.00 100
81
Port Beaumont Navigation District Revenue Bonds 08/04/21 1,450,000 88.62 1,285
939
Port Beaumont Navigation District Revenue Bonds 08/04/21 325,000 90.67 295
241
Port Beaumont Navigation District Revenue Bonds 05/31/24 300,000 100.00 300
288
Port Beaumont Navigation District Revenue Bonds 05/31/24 400,000 100.00 400
391
Port Beaumont Navigation District Revenue Bonds 05/31/24 925,000 100.00 925
951
Port Beaumont Navigation District Revenue Bonds 05/31/24 350,000 100.00 350
327
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100.00 1,900
1,748
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 115,000 99.22 114
107
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99.66 498
474
Public Finance Authority Revenue Bonds 04/07/17 750,000 102.85 771
737
Public Finance Authority Revenue Bonds 04/07/17 630,000 102.87 648
630
Public Finance Authority Revenue Bonds 02/21/19 525,000 100.89 525
495
Public Finance Authority Revenue Bonds 05/01/19 15,000 100.35 15
15
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100.00 1,000
656
Public Finance Authority Revenue Bonds 06/12/20 75,000 102.44 77
68
Public Finance Authority Revenue Bonds 07/30/20 30,000 100.19 30
29
Public Finance Authority Revenue Bonds 07/30/20 125,000 102.53 128
105
Public Finance Authority Revenue Bonds 07/30/20 50,000 103.77 52
47
Public Finance Authority Revenue Bonds 08/10/20 150,000 106.06 159
148
Public Finance Authority Revenue Bonds 08/28/20 525,000 101.44 533
497
Public Finance Authority Revenue Bonds 08/28/20 450,000 104.95 472
403
Public Finance Authority Revenue Bonds 09/16/20 65,000 104.76 68
65
Public Finance Authority Revenue Bonds 12/03/20 1,150,000 89.99 1,035
990
Public Finance Authority Revenue Bonds 03/26/21 1,285,000 91.31 1,173
1,171
Public Finance Authority Revenue Bonds 03/26/21 875,000 98.55 862
818
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.08 108
72
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.50 108
76
Public Finance Authority Revenue Bonds 08/02/21 1,575,000 85.76 1,351
1,129

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 515
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Public Finance Authority Revenue Bonds 11/10/21 890,000 101.75 906
666
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108.40 1,084
862
Public Finance Authority Revenue Bonds 11/18/21 1,685,000 99.85 1,683
1,647
Public Finance Authority Revenue Bonds 11/19/21 125,000 100.43 126
105
Public Finance Authority Revenue Bonds 11/19/21 785,000 83.99 659
584
Public Finance Authority Revenue Bonds 01/21/22 1,600,000 103.73 1,660
1,282
Public Finance Authority Revenue Bonds 01/21/22 100,000 104.83 105
87
Public Finance Authority Revenue Bonds 03/11/22 275,000 102.39 282
222
Public Finance Authority Revenue Bonds 03/31/22 2,475,000 100.00 2,475
2,571
Public Finance Authority Revenue Bonds 04/14/22 150,000 100.00 150
127
Public Finance Authority Revenue Bonds 04/14/22 100,000 100.75 101
86
Public Finance Authority Revenue Bonds 04/14/22 150,000 98.33 147
126
Public Finance Authority Revenue Bonds 05/25/22 175,000 97.66 171
171
Public Finance Authority Revenue Bonds 05/25/22 300,000 98.19 295
300
Public Finance Authority Revenue Bonds 09/01/22 165,000 98.24 162
166
Public Finance Authority Revenue Bonds 09/29/22 1,000,000 99.01 990
1,016
Public Finance Authority Revenue Bonds 06/14/23 100,000 98.73 99
103
Public Finance Authority Revenue Bonds 08/04/23 90,000 93.03 84
88
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.67 50
51
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.72 50
51
Public Finance Authority Revenue Bonds 09/08/23 1,710,000 92.66 1,585
1,763
Public Finance Authority Revenue Bonds 09/11/23 1,750,000 99.15 1,735
1,803
Public Finance Authority Revenue Bonds 09/11/23 750,000 99.85 749
759
Public Finance Authority Revenue Bonds 11/15/23 400,000 100.84 403
401
Public Finance Authority Revenue Bonds 12/20/23 3,825,000 83.15 3,181
3,436
Public Finance Authority Revenue Bonds 06/28/24 528,000 100.00 528
518
Public Finance Authority Revenue Bonds 07/31/24 325,000 100.00 325
328
Public Finance Authority Revenue Bonds 08/28/24 515,597 100.00 516
499
Public Finance Authority Revenue Bonds 08/29/24 200,000 102.54 205
201
Public Finance Authority Revenue Bonds 08/29/24 525,000 102.60 539
530
Public Finance Authority Revenue Bonds 10/04/24 1,282,000 56.76 725
716
Public Finance Authority Revenue Bonds 11/21/24 600,000 91.92 552
538
Public Finance Authority Revenue Bonds 11/25/24 100,000 97.12 97
104
Public Finance Authority Revenue Bonds 11/27/24 900,000 73.77 664
657
Public Finance Authority Revenue Bonds 12/04/24 270,000 93.34 252
233
Public Finance Authority Revenue Bonds 12/13/24 350,000 100.22 351
341
Public Finance Authority Revenue Bonds 12/13/24 500,000 100.37 502
487
Public Finance Authority Revenue Bonds 12/16/24 500,000 72.06 360
351
Public Finance Authority Revenue Bonds 01/28/25 650,000 104.37 678
670
Public Finance Authority Revenue Bonds 02/28/25 775,000 49.38 383
377
Public Finance Authority Revenue Bonds 03/12/25 849,618 100.00 850
832
Public Finance Authority Revenue Bonds 03/24/25 1,700,000 96.44 1,640
1,605
Public Finance Authority Revenue Bonds 03/24/25 3,000,000 99.44 2,983
3,009
Public Finance Authority Tax Allocation 03/27/24 1,150,000 97.31 1,119
1,139
Public Finance Authority Tax Allocation 03/27/24 625,000 97.70 611
620
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 1,375,000 90.08 1,239
1,189
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 97.16 97
93
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 11,785,000 94.96 10,876
11,179
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 4,480,000 93.81 4,270
3,861
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
583
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
571
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/05/22 1,550,000 99.71 1,544
1,568
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 03/23/23 1,800,000 100.79 1,814
1,820
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 07/30/24 2,000,000 91.45 1,829
1,641
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/25 400,000 104.15 417
412
Randal Park Community Development District Special Assessment 11/30/18 540,000 100.00 540
527
Randal Park Community Development District Special Assessment 11/30/18 895,000 100.00 895
845
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100.00 500
358
River Hall Community Development District Special Assessment 11/01/24 65,000 100.00 65
64
River Hall Community Development District Special Assessment 11/01/24 75,000 100.00 75
74
Riverwalk Community Development District Special Assessment 03/07/25 100,000 99.55 100
94
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100.41 226
221
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
100
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
196
Rolling Oaks Community Development District Special Assessment 11/09/22 150,000 99.36 149
153

See accompanying notes which are an integral part of the financial statements.
516 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Rye Ranch Community Development District Special Assessment 09/13/23 60,000 99.32 60
61
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100.00 60
50
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99.19 50
38
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 100,000 99.29 99
97
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 335,000 92.13 309
263
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 111.99 112
76
Shelby County Health & Educational Facilities Board Revenue Bonds 08/01/24 225,000 100.52 226
212
Shelby County Health & Educational Facilities Board Revenue Bonds 08/01/24 100,000 100.75 101
96
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
100
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.65 174
172
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98.76 197
190
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 175,000 97.97 171
157
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 125,000 98.86 124
114
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 100,000 99.69 100
92
Somerset Bay Community Development District Special Assessment
Revenue Bonds 05/20/24 100,000 100.00 100
100
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97.57 415
358
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99.13 496
431
South Carolina Jobs-Economic Development Authority Revenue Bonds 01/06/25 100,000 96.30 96
91
South Carolina Jobs-Economic Development Authority Revenue Bonds 01/07/25 200,000 98.07 196
194
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100.70 141
140
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 100.85 232
230
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 1,470,000 101.49 1,492
1,408
State of Hawaii Department of Budget & Finance Revenue Bonds 10/10/23 3,940,000 100.00 3,940
4,044
State of Hawaii Department of Budget & Finance Revenue Bonds 06/14/24 250,000 100.37 251
241
State of Hawaii Department of Budget & Finance Revenue Bonds 06/14/24 250,000 98.55 246
240
State of Nevada Department of Business & Industry Revenue Bonds 02/21/25 1,425,000 97.66 1,392
1,368
State of Ohio Revenue Bonds 11/14/19 275,000 105.92 291
249
State of Ohio Revenue Bonds 12/05/19 110,000 107.58 118
106
Steel Point Infrastructure Improvement District Tax Allocation 09/30/21 2,200,000 82.59 1,683
1,816
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 375,000 102.03 383
394
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 100,000 98.90 99
104
Stoneybrook South Community Development District Special Assessment 11/25/20 1,125,000 87.77 1,094
835
Storey Park Community Development District Special Assessment 05/25/21 650,000 98.95 643
506
Stuart Crossing Community Development District Special Assessment 03/13/24 100,000 98.99 99
97
Sunset Parks Metropolitan District General Obligation Limited 10/30/24 500,000 100.00 500
443
Taney County Industrial Development Authority Revenue Bonds 04/12/23 400,000 100.00 400
396
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.30 983
921
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.34 99
98
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.30 99
89
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.46 99
94
Town of Argyle Special Assessment Revenue Bonds 01/24/18 145,000 100.00 145
138
Town of Lakewood Village Special Assessment Revenue Bonds 08/12/22 175,000 100.00 175
167
Town of Little Elm Special Assessment Revenue Bonds 11/07/18 727,000 100.00 727
735
Town of Little Elm Special Assessment Revenue Bonds 12/22/21 100,000 100.00 100
78
Town of Little Elm Special Assessment Revenue Bonds 12/22/21 100,000 99.11 99
82
Town of Little Elm Special Assessment Revenue Bonds 11/02/22 750,000 100.00 750
802
Town of Providence Village Special Assessment 08/07/24 370,000 99.26 367
342
Town of Providence Village Special Assessment 02/19/25 76,000 100.00 76
73
Town of Providence Village Special Assessment 02/19/25 100,000 99.56 100
94
Town of Whiteland Tax Allocation Revenue Bonds 07/11/24 125,000 99.75 125
123
Towns at Woodsdale Community Development District Special Assessment 10/13/23 100,000 99.67 100
104
Travis County Development Authority Special Assessment 09/13/22 100,000 100.00 100
97
Travis County Development Authority Special Assessment 12/03/24 100,000 98.87 99
89
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98.66 261
261
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 690,000 98.66 681
641
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 560,000 94.38 528
529
Tuscaloosa County Industrial Development Authority Revenue Bonds 02/03/23 7,500,000 94.55 7,091
7,241
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102.34 205
185
UIPA Crossroads Public Infrastructure District Tax Allocation 12/28/21 1,000,000 100.00 1,000
877
Union County Improvement Authority Revenue Bonds 10/23/19 1,100,000 85.07 936
698
Union County Improvement Authority Revenue Bonds 02/22/24 100,000 97.01 97
96
Union Park East Community Development District Special Assessment 06/02/17 500,000 102.60 513
503
Upper Dauphin Industrial Development Authority Revenue Bonds 07/27/22 380,000 100.00 380
317
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 200,000 97.18 194
178

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 517
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 300,000 95.98 288
285
Utah State Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100.57 453
289
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 890,000 102.08 909
710
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 1,420,000 102.20 1,451
1,043
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 400,000 103.07 412
371
Utah State Charter School Finance Authority Revenue Bonds 06/16/22 500,000 100.00 500
484
Utah State Charter School Finance Authority Revenue Bonds 02/02/23 425,000 73.87 314
280
Utah State Charter School Finance Authority Revenue Bonds 03/01/23 200,000 69.22 138
137
V-Dana Community Development District Special Assessment 07/23/20 100,000 98.41 98
77
Ventana Community Development District Special Assessment Revenue
Bonds 03/01/18 840,000 97.46 819
820
Ventana Community Development District Special Assessment Revenue
Bonds 03/01/18 500,000 97.63 488
467
Veranda Community Development District II Special Assessment 02/24/21 60,000 100.00 60
49
Veranda Community Development District II Special Assessment 02/24/21 50,000 101.53 51
39
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98.87 99
92
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100.00 100
96
Vermont Economic Development Authority Revenue Bonds 05/20/22 175,000 100.00 175
176
Vermont Economic Development Authority Revenue Bonds 03/07/25 200,000 100.00 200
199
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 875,000 90.28 790
713
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 275,000 98.29 270
250
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,349,000 100.00 1,349
1,293
Village Community Development District No. 13 Special Assessment
Revenue Bonds 09/11/20 260,000 100.00 260
205
Village Community Development District No. 13 Special Assessment
Revenue Bonds 09/11/20 575,000 100.00 575
411
Village Community Development District No. 15 Special Assessment 06/22/23 400,000 100.00 400
400
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.29 201
202
Village of Lincolnwood Tax Allocation 01/23/25 1,400,000 100.00 1,400
1,415
Village of Salado Special Assessment Revenue Bonds 06/07/24 100,000 100.00 100
100
Virgin Islands Public Finance Authority Revenue Bonds 03/11/16 450,000 101.03 455
413
Virgin Islands Public Finance Authority Revenue Bonds 10/24/24 350,000 102.50 359
353
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,500,000 103.10 1,546
1,509
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.41 215
177
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 107.90 162
137
Washington State Housing Finance Commission Revenue Bonds 09/10/21 2,525,000 104.49 2,638
2,103
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
142
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
148
Waterview North Metropolitan District No. 1 General Obligation Limited 12/18/24 500,000 100.00 500
464
Wellness Ridge Community Development District Special Assessment 12/05/24 100,000 100.46 100
93
Wellness Ridge Community Development District Special Assessment 12/05/24 100,000 99.70 100
89
West Meadow Metropolitan District General Obligation Limited 04/21/23 500,000 99.25 496
523
West Port Community Development District Special Assessment 08/05/20 1,700,000 101.77 1,730
1,340
Westchester County Industrial Development Agency Revenue Bonds 07/22/24 350,000 102.43 358
357
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 98.99 114
100
Westside Community Development District Special Assessment Revenue
Bonds 09/20/19 100,000 100.00 100
90
Westside Community Development District Special Assessment Revenue
Bonds 09/20/19 100,000 99.85 100
90
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
113
Wildblue Community Development District Special Assessment 05/23/19 250,000 100.26 251
212
Winrock Town Center Tax Increment Development District No. 1 Tax
Allocation 01/05/24 1,000,000 93.42 934
885
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100.00 500
420
Wisconsin Health & Educational Facilities Authority Revenue Bonds 02/22/24 750,000 101.67 763
757
Woodland Crossing Community Development District Special Assessment 04/16/25 200,000 99.66 199
200
Woodland Preserve Community Development District Special Assessment 03/06/25 100,000 100.00 100
94
Woodland Preserve Community Development District Special Assessment 03/06/25 100,000 99.56 100
92
Wyandotte County City Unified Government Revenue Bonds 04/03/23 4,800,000 45.73 2,220 2,522
459,364
For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.
518 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States Treasury Long Bond Futures 115 USD 13,412 06/25 147
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 147
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 54,904 $ —
$ —
$ 54,904 2 .6
Alaska — 1,861 —
—
1,861 0 .1
Arizona — 30,422 —
—
30,422 1 .4
Arkansas — 12,356 —
—
12,356 0 .6
California — 172,643 —
—
172,643 8 .1
Colorado — 74,838 —
—
74,838 3 .5
Connecticut — 19,672 —
—
19,672 0 .9
Delaware — 1,180 —
—
1,180 0 .1
District of Columbia — 22,820 —
—
22,820 1 .1
Florida — 230,053 —
—
230,053 10 .8
Georgia — 38,983 —
—
38,983 1 .8
Guam — 10,503 —
—
10,503 0 .5
Hawaii — 11,998 —
—
11,998 0 .6
Idaho — 2,998 —
—
2,998 0 .1
Illinois — 157,969 —
—
157,969 7 .4
Indiana — 13,545 —
—
13,545 0 .6
Iowa — 17,964 —
—
17,964 0 .8
Kansas — 4,233 —
—
4,233 0 .2
Kentucky — 11,762 —
—
11,762 0 .5
Louisiana — 21,093 —
—
21,093 1 .0
Maine — 1,309 —
—
1,309 0 .1
Maryland — 34,102 —
—
34,102 1 .6
Massachusetts — 22,886 —
—
22,886 1 .1
Michigan — 44,263 —
—
44,263 2 .1
Minnesota — 11,747 —
—
11,747 0 .5
Mississippi — 4,354 —
—
4,354 0 .2
Missouri — 14,262 —
—
14,262 0 .7
Montana — 3,205 —
—
3,205 0 .1
Nevada — 8,067 —
—
8,067 0 .4
New Hampshire — 21,066 —
—
21,066 1 .0
New Jersey — 75,890 —
—
75,890 3 .6

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 519
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
New Mexico — 1,356 —
—
1,356 0 .1
New York — 162,373 —
—
162,373 7 .6
North Carolina — 17,443 —
—
17,443 0 .8
North Dakota — 5,544 —
—
5,544 0 .3
Ohio — 97,142 —
—
97,142 4 .6
Oklahoma — 9,023 —
—
9,023 0 .4
Oregon — 9,916 —
—
9,916 0 .5
Pennsylvania — 98,990 —
—
98,990 4 .6
Puerto Rico — 157,627 —
—
157,627 7 .4
Rhode Island — 5,832 —
—
5,832 0 .3
South Carolina — 15,114 —
—
15,114 0 .7
South Dakota — 2,200 —
—
2,200 0 .1
Tennessee — 9,220 —
—
9,220 0 .4
Texas — 130,175 —
—
130,175 6 .1
Utah — 25,793 305
—
26,098 1 .2
Vermont — 3,212 —
—
3,212 0 .1
Virgin Islands — 14,761 —
—
14,761 0 .7
Virginia — 27,535 —
—
27,535 1 .3
Washington — 27,402 —
—
27,402 1 .3
West Virginia — 7,637 —
—
7,637 0 .4
Wisconsin — 66,615 —
—
66,615 3 .1
Wyoming — 870 —
—
870 —
*
Loan Agreements — — 8 — 8 —
*
Short-Term Investments — — — 58,525 58,525 2 .7
Total Investments — 2,048,728 313 58,525 2,107,566 98 .8
Other Assets and Liabilities, Net
1 .2
100 .0
Other Financial Instruments
Assets
Futures Contracts 147 — — — 147 —
*
Total Other Financial Instruments
**
$ 147 $ — $ — $ — $ 147
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
520 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 147
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 449
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 147
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 521
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,198,483
Investments, at fair value(>) ........................................................................................................................................................
2,107,566
Receivables:
Dividends and interest ...................................................................................................................................................... 31,397
Dividends from affiliated funds ....................................................................................................................................... 208
Investments sold ............................................................................................................................................................... 2,623
Fund shares sold ............................................................................................................................................................... 2,932
From broker(a) ................................................................................................................................................................. 328
Variation margin on futures contracts .............................................................................................................................. 147
Prepaid expenses .......................................................................................................................................................................... 16
Total assets ...............................................................................................................................................................
2,145,217
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 7,989
Fund shares redeemed ...................................................................................................................................................... 3,789
Accrued fees to affiliates .................................................................................................................................................. 974
Other accrued expenses .................................................................................................................................................... 237
Total liabilities ...........................................................................................................................................................
12,989
Net Assets ...............................................................................................................................................................
$ 2,132,228

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
522 Tax-Exempt High Yield Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (190,598)
Shares of beneficial interest .........................................................................................................................................................
2,219
Additional paid-in capital ............................................................................................................................................................
2,320,607
Net Assets ...............................................................................................................................................................
$ 2,132,228
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.60
Maximum offering price per share (Net asset value plus sales charge of 3 .75%): Class A ..................................................... $ 9 . 97
Class A — Net assets ........................................................................................................................................................... $ 12,389,116
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,289,944
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.57
Class C — Net assets ........................................................................................................................................................... $ 6,411,079
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 669,627
Net asset value per share: Class M (#) ......................................................................................................................................... $ 9.61
Class M — Net assets .......................................................................................................................................................... $ 555,143,062
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 57,796,098
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.61
Class S — Net assets ............................................................................................................................................................ $ 1,558,284,829
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 162,138,163
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 58,525
(a)   Receivable from Broker for Futures $ 328
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 523
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 50,784
Dividends from affiliated funds ....................................................................................................................................... 1,454
Total investment income ..............................................................................................................................................................
52,238
Expenses
Advisory fees ................................................................................................................................................................... 5,036
Administrative fees .......................................................................................................................................................... 513
Custodian fees .................................................................................................................................................................. 80
Distribution fees - Class A ............................................................................................................................................... 16
Distribution fees - Class C ............................................................................................................................................... 26
Transfer agent fees - Class A ........................................................................................................................................... 13
Transfer agent fees - Class C ........................................................................................................................................... 7
Transfer agent fees - Class M .......................................................................................................................................... 561
Transfer agent fees - Class S ............................................................................................................................................ 1,562
Professional fees .............................................................................................................................................................. 170
Registration fees ............................................................................................................................................................... 62
Shareholder servicing fees - Class C ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 53
Printing fees ..................................................................................................................................................................... 57
Miscellaneous .................................................................................................................................................................. 40
Expenses before reductions .............................................................................................................................................. 8,204
Expense reductions .......................................................................................................................................................... (1,801)
Net expenses ................................................................................................................................................................................
6,403
Net investment income (loss) .......................................................................................................................................................
45,835
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (5,816)
Investments in affiliated funds ......................................................................................................................................... (6)
Futures contracts .............................................................................................................................................................. 449
Net realized gain (loss) ................................................................................................................................................................
(5,373)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (67,529)
Investments in affiliated funds ......................................................................................................................................... (7)
Futures contracts .............................................................................................................................................................. 147
Net change in unrealized appreciation (depreciation) ................................................................................................................. (67,389)
Net realized and unrealized gain (loss) ........................................................................................................................................ (72,762)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (26,927)

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
524 Tax-Exempt High Yield Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 45,835 $ 80,800
Net realized gain (loss) ....................................................................................................................... (5,373) (3,887)
Net change in unrealized appreciation (depreciation) ........................................................................ (67,389) 184,977
Net increase (decrease) in net assets from operations .............................................................................. (26,927) 261,890
Distributions
To shareholders
Class A .......................................................................................................................................... (277) (453)
Class C .......................................................................................................................................... (120) (193)
Class M ......................................................................................................................................... (12,914) (23,335)
Class S .......................................................................................................................................... (35,165) (55,511)
Net decrease in net assets from distributions ............................................................................................ (48,476) (79,492)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 132,987 307,234
Total Net Increase (Decrease) in Net Assets ........................................................................
57,584 489,632
Net Assets
Beginning of period .................................................................................................................................. 2,074,644 1,585,012
End of period .............................................................................................................................................
$ 2,132,228 $ 2,074,644

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 525
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 175 $ 1,735 477 $ 4,706
Proceeds from reinvestment of distributions 28 277 46 453
Payments for shares redeemed (217) (2,121) (296) (2,926)
Net increase (decrease)
(14) (109) 227 2,233
Class C
Proceeds from shares sold 92 899 277 2,722
Proceeds from reinvestment of distributions 12 119 20 193
Payments for shares redeemed (133) (1,298) (182) (1,783)
Net increase (decrease)
(29) (280) 115 1,132
Class M
Proceeds from shares sold 9,135 90,036 19,001 187,416
Proceeds from reinvestment of distributions 1,296 12,858 2,383 23,298
Payments for shares redeemed (15,570) (155,034) (10,340) (101,393)
Net increase (decrease)
(5,139) (52,140) 11,044 109,321
Class S
Proceeds from shares sold 35,029 347,360 44,126 429,592
Proceeds from reinvestment of distributions 3,537 35,119 5,670 55,442
Payments for shares redeemed (20,059) (196,963) (29,667) (290,486)
Net increase (decrease)
18,507 185,516 20,129 194,548
Total increase (decrease)
13,325 $ 132,987 31,515 $ 307,234

See accompanying notes which are an integral part of the financial statements.
526 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2025* 9.9 4 .19 (.3 2 ) (.1 3 ) (.21) (.21)
October 31, 2024 8.95 .39 .98 1.37 (.38) (.38)
October 31, 2023 9.08 .36 (.11) .25 (.38) (.38)
October 31, 2022 11.26 .29 (2.15) (1.86) (.32) (.32)
October 31, 2021 10.69 .29 .61 .90 (.33) (.33)
October 31, 2020 11.00 .27 (.23) .04 (.35) (.35)
Class C
April 30, 2025* 9.91 .16 (.33) (.17) (.17) (.17)
October 31, 2024 8.92 .31 .99 1.30 (.31) (.31)
October 31, 2023 9.05 .29 (.11) .18 (.31) (.31)
October 31, 2022 11.24 .22 (2.17) (1.95) (.24) (.24)
October 31, 2021 10.67 .20 .62 .82 (.25) (.25)
October 31, 2020 10.98 .19 (.23) (.04) (.27) (.27)
Class M
April 30, 2025* 9.94 .21 (.31) (.10) (.23) (.23)
October 31, 2024 8.95 .42 .99 1.41 (.42) (.42)
October 31, 2023 9.08 .40 (.12) .28 (.41) (.41)
October 31, 2022 11.27 .33 (2.16) (1.83) (.36) (.36)
October 31, 2021 10.70 .33 .60 .93 (.36) (.36)
October 31, 2020 11.00 .31 (.22) .09 (.39) (.39)
Class S
April 30, 2025* 9.95 .21 (.33) (.12) (.22) (.22)
October 31, 2024 8.95 .41 1.00 1.41 (.41) (.41)
October 31, 2023 9.08 .39 (.12) .27 (.40) (.40)
October 31, 2022 11.28 .32 (2.17) (1.85) (.35) (.35)
October 31, 2021 10.70 .32 .61 .93 (.35) (.35)
October 31, 2020 11.00 .30 (.22) .08 (.38) (.38)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 527
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
9.60 (1.37) 12,389 1.01 .89 3.98 12
9.94 15.51 12,961 1.03 .90 3.92 16
8.95 2.52 9,631 1.04 .89 3.77 35
9.08 (16.83) 12,202 1.04 .89 2.73 43
11.26 8.45 21,752 1.05 .89 2.57 14
10.69 .47 11,594 1.06 .89 2.55 40
9.57 (1.74) 6,411 1.76 1.64 3.23 12
9.91 14.73 6,927 1.78 1.65 3.17 16
8.92 1.77 5,214 1.79 1.64 3.03 35
9.05 (17.56) 5,652 1.79 1.64 2.08 43
11.24 7.69 6,804 1.80 1.64 1.81 14
10.67 (.30) 3,961 1.80 1.64 1.81 40
9.61 (1.10) 555,143 .76 .54 4.33 12
9.94 15.90 625,790 .78 .55 4.27 16
8.95 2.88 464,352 .79 .54 4.13 35
9.08 (16.59) 468,687 .79 .54 3.20 43
11.27 8.81 472,832 .80 .54 2.92 14
10.70 .89 204,017 .80 .54 2.90 40
9.61 (1.23) 1,558,285 .76 .61 4.27 12
9.95 15.94 1,428,966 .78 .62 4.20 16
8.95 2.81 1,105,815 .79 .61 4.07 35
9.08 (16.73) 1,037,125 .79 .61 3.12 43
11.28 8.80 1,104,233 .79 .63 2.84 14
10.70 .79 921,426 .80 .64 2.81 40

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
528 Tax-Exempt High Yield Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 614,532
Administrative fees 84,434
Distribution fees 6,572
Shareholder servicing fees 1,332
Transfer agent fees 266,996
$ 973,866
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 77,991 $ 441,084 $ 460,537 $ (6) $ (7) $ 58,525 $ 1,454 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,199,932,646 $ 40,768,635 $ (132,987,737) $ (92,219,102)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 529
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 99.0%
Alabama - 4.1%
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,500 5.000 09/01/36 1,677
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,250 5.000 09/01/37 1,387
Alabama Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 3,429 5.000 06/01/25 3,433
Alabama Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 500 5.000 02/01/28 521
Alabama Housing Finance Authority Revenue Bonds 3,000 5.750 10/01/55 3,215
Alabama Housing Finance Authority Revenue Bonds 4,495 5.750 04/01/56 4,854
Black Belt Energy Gas District Revenue Bonds 2,315 5.000 06/01/25 2,316
Black Belt Energy Gas District Revenue Bonds 2,500 5.000 07/01/29 2,566
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 8,170 5.250 09/01/32 8,666
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 7,000 5.000 11/01/34 7,360
Black Belt Energy Gas District Revenue Bonds 1,600 5.000 11/01/34 1,681
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 850 4.000 12/01/49 850
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.350%)(ae)(Ê) 2,135 3.260 10/01/52 2,076
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 14,300 4.000 10/01/52 14,287
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,575 5.250 02/01/53 4,777
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.650%)(ae)(Ê) 24,865 3.560 04/01/53 23,775
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 710 4.000 04/01/53 709
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,000 5.500 11/01/53 5,230
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 7,860 5.250 12/01/53 8,318
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,002
City of Gadsden General Obligation Unlimited (µ) 1,690 5.000 08/01/27 1,753
County of Jefferson Sewer Revenue Bonds 500 5.000 10/01/39 519
County of Jefferson Sewer Revenue Bonds 580 5.250 10/01/42 600
County of Jefferson Sewer Revenue Bonds 1,025 5.250 10/01/45 1,049
County of Jefferson Sewer Revenue Bonds 7,500 5.500 10/01/53 7,657
Energy Southeast A Cooperative District Revenue Bonds 250 5.000 12/01/26 254
Energy Southeast A Cooperative District Revenue Bonds 1,015 5.000 06/01/29 1,054
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 9,990 5.250 06/01/32 10,565
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 850 5.750 04/01/54 927
Health Care Authority for Baptist Health (The) Revenue Bonds 1,000 5.000 11/15/36 1,038
Health Care Authority for Baptist Health (The) Revenue Bonds 1,195 5.000 11/15/37 1,235
Homewood Educational Building Authority Revenue Bonds 1,475 5.500 10/01/49 1,504
Houston County Health Care Authority Revenue Bonds 350 5.000 10/01/30 351
Jacksonville Public Educational Building Authority Revenue Bonds (µ) 3,240 5.125 08/01/44 3,315
Jacksonville Public Educational Building Authority Revenue Bonds (µ) 840 5.250 08/01/49 859
Limestone County Water & Sewer Authority Revenue Bonds 375 5.000 12/01/41 394
Mobile County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 700 3.780 06/01/34 698
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 210 2.250 11/01/27 127
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 550 2.375 11/01/28 333
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 1,590 4.000 11/01/37 963
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 1,670 4.000 11/01/38 1,012
Southeast Alabama Gas Supply District (The) Revenue Bonds (~)(ae)(Ê) 4,090 5.000 04/01/32 4,271
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 25,825 5.000 02/01/31 27,004
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 20,480 5.000 11/01/32 21,507
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 6,350 5.000 06/01/35 6,505
Southeast Energy Authority, A Cooperative District Revenue Bonds 14,000 5.000 11/01/35 14,102

See accompanying notes which are an integral part of the financial statements.
530 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 10,200 5.500 01/01/53 10,809
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 835 5.000 05/01/53 857
Town of Pike Road General Obligation Limited 3,055 5.000 03/01/43 3,195
Town of Pike Road General Obligation Limited 7,875 5.000 03/01/48 8,073
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 250 5.250 05/01/44 241
University of South Alabama Revenue Bonds (µ) 715 5.000 10/01/32 738
Water Works Board of the City of Birmingham (The) Revenue Bonds (Þ) 1,825 3.750 09/01/26 1,828
West Jefferson Industrial Development Board Revenue Bonds (~)(Ê) 1,730 3.650 06/01/28 1,728
236,765
Alaska - 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds 465 5.000 06/01/33 475
Alaska Municipal Bond Bank Authority Revenue Bonds 160 5.000 12/01/26 165
Alaska Municipal Bond Bank Authority Revenue Bonds 170 5.000 12/01/27 177
Alaska Municipal Bond Bank Authority Revenue Bonds 295 5.000 12/01/28 313
Alaska Municipal Bond Bank Authority Revenue Bonds 300 5.000 12/01/29 323
Alaska Municipal Bond Bank Authority Revenue Bonds 210 5.000 12/01/30 229
CIVICVentures Revenue Bonds 800 4.000 09/01/38 746
Municipality of Anchorage General Obligation Unlimited 1,000 4.000 09/01/41 939
State of Alaska General Obligation Unlimited 580 5.000 08/01/27 602
State of Alaska General Obligation Unlimited 870 5.000 08/01/28 917
4,886
Arizona - 1.9%
Arizona Health Facilities Authority Revenue Bonds (SIFMA Municipal Swap Index +
0.250%)(ae)(Ê) 715 3.160 11/04/25 711
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 6,575 1.770 01/01/37 6,373
Arizona Health Facilities Authority Revenue Bonds (SIFMA Municipal Swap Index +
0.250%)(Ê) 3,035 3.160 01/01/46 3,007
Arizona Industrial Development Authority Revenue Bonds 170 2.650 07/01/26 168
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,500 5.000 09/01/26 1,533
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 13,050 5.000 01/01/27 13,368
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 490 5.000 05/01/27 244
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 270 5.000 05/01/28 134
Arizona Industrial Development Authority Revenue Bonds 325 5.000 11/01/28 339
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,197
Arizona Industrial Development Authority Revenue Bonds 275 4.000 07/01/31 271
Arizona Industrial Development Authority Revenue Bonds (Þ) 215 3.000 12/15/31 196
Arizona Industrial Development Authority Revenue Bonds (Þ) 250 5.000 07/01/38 248
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,249
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 5,880 5.000 10/01/44 5,961
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 226
Arizona Industrial Development Authority Revenue Bonds 895 5.125 01/01/59 813
Arizona Transportation Board Revenue Bonds 2,735 5.000 07/01/25 2,737
Chandler Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,650 3.800 12/01/35 1,660
City of Glendale Excise Tax Revenue Bonds 2,500 5.000 07/01/28 2,586
City of Glendale Excise Tax Revenue Bonds 2,025 5.000 07/01/32 2,085
City of Glendale Water & Sewer  Revenue Bonds 1,500 5.000 07/01/42 1,587
City of Lake Havasu City Wastewater System Revenue General Obligation Limited 1,200 5.000 07/01/40 1,293
City of Lake Havasu City Wastewater System Revenue General Obligation Limited 1,000 5.000 07/01/41 1,076
City of Mesa General Obligation Unlimited 2,000 5.000 07/01/42 2,134

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 531
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Mesa Utility System Revenue Bonds (µ) 1,000 5.000 07/01/34 1,088
City of Mesa Utility System Revenue Bonds (µ) 1,025 5.000 07/01/41 1,081
City of Mesa Utility System Revenue Bonds 2,500 5.000 07/01/43 2,570
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,750 5.000 07/01/39 1,890
City of Phoenix Civic Improvement Corp. Revenue Bonds 3,000 5.000 07/01/40 3,217
City of Phoenix Civic Improvement Corp. Revenue Bonds 275 5.000 07/01/45 279
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,000 5.000 07/01/36 1,000
Coconino County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 1,000 3.750 03/01/39 1,003
County of Pinal Revenue Bonds 1,775 5.000 08/01/25 1,777
Entertainment Center Community Facilities District Revenue Bonds 2,772 4.000 07/01/37 2,743
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 1,000 5.125 11/15/29 1,000
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.750 11/15/42 536
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 42
Maricopa County & Phoenix  Industrial Development Authority Revenue Bonds 1,750 5.750 03/01/56 1,907
Maricopa County Elementary School District No. 8 Osborn General Obligation
Unlimited (µ) 400 5.000 07/01/26 408
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 880
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 3.000 07/01/31 95
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,033
Maricopa County Industrial Development Authority Revenue Bonds 4,000 5.000 01/01/32 4,081
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 953
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 822
Maricopa County Industrial Development Authority Revenue Bonds 1,225 4.000 07/01/34 1,190
Maricopa County Industrial Development Authority Revenue Bonds 5,000 5.000 01/01/35 5,071
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 556
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 515 4.000 07/01/41 442
Maricopa County Industrial Development Authority Revenue Bonds 3,780 6.250 03/01/55 4,182
Maricopa County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 5,000 3.875 06/01/29 5,035
Maricopa County Pollution Control Corp. Revenue Bonds 1,800 2.400 06/01/35 1,461
Maricopa County Pollution Control Corp. Revenue Bonds 3,315 3.600 04/01/40 2,861
Maricopa County Pollution Control Corp. Revenue Bonds 825 4.500 08/01/42 778
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 325 5.000 07/01/29 335
Northern Arizona University Certificate of Participation (µ) 1,050 5.000 09/01/28 1,109
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 129
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 222
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 765 5.000 07/01/30 788
Salt River Project Agricultural Improvement & Power District Revenue Bonds 2,000 5.000 01/01/42 2,148
Salt River Project Agricultural Improvement & Power District Revenue Bonds 1,500 5.000 01/01/43 1,602
Salt River Project Agricultural Improvement & Power District Revenue Bonds 1,950 5.000 12/01/45 1,953
Salt Verde Financial Corp. Revenue Bonds 400 5.000 12/01/37 416
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 325 5.000 06/15/44 310
Tucson Industrial Development Authority/Pima County Industrial Development
Authority Revenue Bonds 2,500 5.500 01/01/56 2,668
112,857
Arkansas - 0.3%
Arkansas Development Finance Authority Revenue Bonds 190 4.000 07/01/26 188
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 222

See accompanying notes which are an integral part of the financial statements.
532 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 43
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 177
Batesville Public Facilities Board Revenue Bonds 625 5.000 06/01/26 626
Batesville Public Facilities Board Revenue Bonds 560 5.000 06/01/27 563
City of Batesville Sales & Use Tax Revenue Bonds (µ) 1,355 5.000 02/01/39 1,432
City of Fort Smith Water & Sewer Revenue Bonds 3,500 5.000 10/01/31 3,659
Conway Health Facilities Board Revenue Bonds 500 5.000 08/01/28 505
County of Pulaski Revenue Bonds 1,000 5.000 03/01/41 1,030
Little Rock School District General Obligation Limited (µ) 3,640 2.000 02/01/36 2,766
Rogers School District No. 30 General Obligation Limited 1,285 4.000 02/01/37 1,284
Rogers School District No. 30 General Obligation Limited 3,815 4.000 02/01/38 3,769
Southern Arkansas University Revenue Bonds (µ) 860 4.000 03/01/36 822
University of Central Arkansas Revenue Bonds (µ) 325 5.000 11/01/36 329
17,415
California - 8.2%
Alameda Community Facilities District Special Tax 125 5.000 09/01/48 123
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.300%)
(ae)(Ê) 1,750 3.210 04/01/56 1,732
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.410%)
(ae)(Ê) 1,200 3.320 04/01/56 1,166
Beaumont Financing Authority Special Tax 990 5.000 09/01/45 990
Brentwood Infrastructure Financing Authority Special Assessment (µ) 990 5.000 09/02/29 991
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 203
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 254
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 1,000 4.000 07/01/54 899
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 1,250 4.000 08/01/31 1,235
California Community Choice Financing Authority Revenue Bonds (~)(Ê) 13,810 5.000 08/01/32 14,189
California Community Choice Financing Authority Revenue Bonds (~)(Ê) 650 5.000 09/01/32 682
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 14,745 5.000 10/01/32 15,390
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 16,325 5.250 01/01/54 16,946
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 275 5.000 02/01/54 287
California County Tobacco Securitization Agency Revenue Bonds 130 5.000 06/01/49 130
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 467
California Educational Facilities Authority Revenue Bonds 800 5.000 10/01/35 834
California Educational Facilities Authority Revenue Bonds 1,755 5.000 10/01/53 1,766
California Enterprise Development Authority Revenue Bonds 1,310 3.500 08/01/40 1,172
California Enterprise Development Authority Revenue Bonds 2,970 4.000 08/01/40 2,853
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,315
California Health Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 10/01/27 1,030
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,398
California Health Facilities Financing Authority Revenue Bonds 2,075 5.000 12/01/28 2,163
California Health Facilities Financing Authority Revenue Bonds 365 5.000 08/15/32 373
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 611
California Health Facilities Financing Authority Revenue Bonds 1,370 5.000 12/01/34 1,443
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,602
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/40 1,177
California Health Facilities Financing Authority Revenue Bonds 250 5.000 08/15/42 242
California Health Facilities Financing Authority Revenue Bonds 5,000 5.000 11/15/43 5,298
California Health Facilities Financing Authority Revenue Bonds 1,620 5.000 10/01/44 1,621
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/44 1,147

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 533
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Health Facilities Financing Authority Revenue Bonds 850 5.000 08/15/47 817
California Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 332 5.000 11/01/26 337
California Infrastructure & Economic Development Bank Revenue Bonds 2,515 3.250 08/01/29 2,498
California Infrastructure & Economic Development Bank Revenue Bonds 675 4.000 05/01/39 659
California Infrastructure & Economic Development Bank Revenue Bonds 540 4.000 05/01/40 519
California Infrastructure & Economic Development Bank Revenue Bonds 1,410 5.000 07/01/40 1,434
California Infrastructure & Economic Development Bank Revenue Bonds 2,100 5.000 07/01/41 2,124
California Infrastructure & Economic Development Bank Revenue Bonds 1,800 5.000 07/01/42 1,816
California Infrastructure & Economic Development Bank Revenue Bonds 1,400 5.000 07/01/43 1,405
California Infrastructure & Economic Development Bank Revenue Bonds 1,000 5.000 07/01/44 998
California Infrastructure & Economic Development Bank Revenue Bonds 495 5.000 11/01/44 499
California Infrastructure & Economic Development Bank Revenue Bonds 6,400 5.250 07/01/49 6,451
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 12/01/50 2,464
California Municipal Finance Authority Certificate of Participation (µ) 1,200 5.250 11/01/35 1,257
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/25 100
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 1,150 3.750 06/01/27 1,150
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 724
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/27 102
California Municipal Finance Authority Revenue Bonds (ae) 350 5.000 01/01/28 368
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 875 5.000 07/01/28 910
California Municipal Finance Authority Revenue Bonds 150 5.000 10/01/28 154
California Municipal Finance Authority Revenue Bonds 590 4.000 11/15/28 590
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 231
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,533
California Municipal Finance Authority Revenue Bonds 70 4.000 07/01/31 69
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 832
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/33 102
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,246
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 218
California Municipal Finance Authority Revenue Bonds 820 5.000 05/15/42 836
California Municipal Finance Authority Revenue Bonds 1,470 5.000 05/15/43 1,478
California Municipal Finance Authority Revenue Bonds 570 5.000 07/01/47 570
California Pollution Control Financing Authority Revenue Bonds (~)(ae)(Ê) 325 3.700 08/01/40 331
California Public Finance Authority Revenue Bonds 415 4.000 10/15/26 415
California Public Finance Authority Revenue Bonds 360 4.000 10/15/28 362
California Public Finance Authority Revenue Bonds (~)(ae)(Ê) 680 4.000 10/15/31 661
California School Finance Authority Revenue Bonds (Þ) 500 4.000 11/01/31 491
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/33 100
California School Finance Authority Revenue Bonds (Þ) 830 4.000 11/01/36 772
California School Finance Authority Revenue Bonds (Þ) 430 5.000 07/01/39 426
California School Finance Authority Revenue Bonds (Þ) 545 5.000 07/01/40 544
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,003
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/44 237
California School Finance Authority Revenue Bonds (Þ) 125 5.000 08/01/46 124
California School Finance Authority Revenue Bonds (Þ) 100 4.000 10/01/46 81
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/54 228
California State Public Works Board Revenue Bonds 2,040 5.000 04/01/43 2,167
California State Public Works Board Revenue Bonds 1,725 5.000 04/01/45 1,813

See accompanying notes which are an integral part of the financial statements.
534 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California State University Revenue Bonds 6,350 5.000 11/01/41 6,416
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,620 3.500 11/01/27 1,597
California Statewide Communities Development Authority Revenue Bonds (Þ) 350 5.000 12/01/27 355
California Statewide Communities Development Authority Revenue Bonds 1,320 1.750 09/01/29 1,154
California Statewide Communities Development Authority Revenue Bonds (~)(ae)(Ê) 2,315 5.000 11/01/29 2,484
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 279
California Statewide Communities Development Authority Revenue Bonds 700 4.500 11/01/33 701
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,865 6.125 11/01/33 2,867
California Statewide Communities Development Authority Revenue Bonds 425 3.000 04/01/37 354
California Statewide Communities Development Authority Revenue Bonds 225 5.000 05/15/40 225
California Statewide Communities Development Authority Revenue Bonds 3,500 5.000 12/01/41 3,686
California Statewide Communities Development Authority Revenue Bonds 570 5.250 12/01/44 564
California Statewide Communities Development Authority Revenue Bonds 1,825 5.000 04/01/47 1,784
California Statewide Communities Development Authority Special Assessment 300 4.000 09/02/28 298
California Statewide Communities Development Authority Special Assessment 300 4.000 09/02/30 294
California Statewide Communities Development Authority Special Assessment 435 4.750 09/02/33 439
California Statewide Communities Development Authority Special Tax 1,965 5.000 09/01/42 1,987
Central Valley Energy Authority Revenue Bonds (~)(ae)(Ê) 3,570 5.000 08/01/35 3,836
Chula Vista Community Facilities District Special Tax 880 4.000 09/01/36 835
Chula Vista Community Facilities District Special Tax 770 4.000 09/01/41 681
City & County of San Francisco Certificate of Participation 5,420 4.000 04/01/40 5,314
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 125 4.000 09/01/41 111
City & County of San Francisco Infrastructure & Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/32 377
City & County of San Francisco Infrastructure & Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/37 368
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 243
City of Beaumont Special Tax 600 5.000 09/01/43 615
City of Beaumont Special Tax 650 5.000 09/01/44 659
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 477
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 470
City of Calimesa Special Tax 185 4.000 09/01/33 181
City of Fillmore Special Tax 920 5.000 09/01/38 970
City of Fillmore Special Tax 1,100 5.000 09/01/43 1,131
City of Lemoore Water Revenue Bonds (µ) 500 5.000 06/01/38 516
City of Lemoore Water Revenue Bonds (µ) 600 5.000 06/01/39 619
City of Los Angeles Department of Airports Revenue Bonds 5,535 5.000 05/15/38 5,910
City of Los Angeles Department of Airports Revenue Bonds 7,630 4.000 05/15/39 7,513
City of Los Angeles Department of Airports Revenue Bonds 5,640 5.000 05/15/39 5,999
City of Los Angeles Department of Airports Revenue Bonds 12,945 4.000 05/15/40 12,526
City of Los Angeles Department of Airports Revenue Bonds 9,645 5.000 05/15/41 10,363
City of Los Angeles Department of Airports Revenue Bonds 4,535 5.000 05/15/42 4,854
City of Palm Desert Special Tax 25 4.000 09/01/30 25
City of Palm Desert Special Tax 25 4.000 09/01/33 24
City of Palm Desert Special Tax 25 4.000 09/01/36 24
City of Rancho Cordova Special Tax 1,490 4.000 09/01/26 1,494
City of Rocklin Special Tax (µ) 1,490 4.000 09/01/43 1,394
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 10

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 535
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Roseville Special Tax 25 4.000 09/01/32 24
City of Roseville Special Tax 250 4.000 09/01/33 238
City of Roseville Special Tax 490 4.500 09/01/33 489
City of Roseville Special Tax 30 4.000 09/01/34 28
City of Roseville Special Tax 2,250 5.000 09/01/35 2,261
City of Roseville Special Tax 35 4.000 09/01/36 33
City of Roseville Special Tax 125 2.500 09/01/37 95
City of Roseville Special Tax 40 4.000 09/01/38 36
City of Roseville Special Tax 45 4.000 09/01/40 39
City of Roseville Special Tax 725 4.000 09/01/41 645
City of Roseville Special Tax 1,500 6.000 09/01/53 1,611
City of San Mateo Special Tax (µ) 2,930 5.250 09/01/35 3,179
Corona Community Facilities District Special Tax 100 5.000 09/01/30 104
Corona Community Facilities District Special Tax 100 5.000 09/01/31 104
Corona Community Facilities District Special Tax 180 5.250 09/01/33 190
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 100 5.000 09/01/28 103
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 275 5.000 09/01/33 285
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 500 5.000 09/01/35 516
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 600 5.000 09/01/37 618
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 400 5.000 09/01/47 394
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 1,105 5.000 09/01/28 1,146
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 400 5.000 09/01/29 414
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 775 5.000 09/01/32 800
Dublin Community Facilities District No. 2015-1 Special Tax 2,285 5.000 09/01/37 2,307
East County Advanced Water Purification Joint Powers Authority Revenue Bonds 10,000 3.125 09/01/26 10,003
El Camino Community College District Foundation (The) General Obligation
Unlimited 315 4.000 08/01/43 307
Fontana Unified School District General Obligation Unlimited (µ) 1,500 2.375 08/01/44 968
Golden State Tobacco Securitization Corp. Revenue Bonds (ae) 1,150 5.000 06/01/25 1,152
Golden State Tobacco Securitization Corp. Revenue Bonds (ae) 3,690 5.000 06/01/27 3,837
Golden State Tobacco Securitization Corp. Revenue Bonds (ae) 3,050 5.000 06/01/28 3,229
Hayward Unified School District General Obligation Unlimited (µ) 2,000 4.000 08/01/42 1,894
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 2,050 5.000 08/01/37 2,205
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 635 5.000 08/01/42 669
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,013
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 760 5.000 08/15/29 799
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 410 5.000 08/15/30 430
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,845 5.000 08/15/31 1,934
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,625 5.000 08/15/32 1,700
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,100 5.000 08/15/33 1,148
Inglewood Redevelopment Agency Successor Agency Tax Allocation (µ) 1,000 5.000 05/01/33 1,029
Inglewood Unified School District General Obligation Unlimited (µ) 290 5.000 08/01/31 295
Inglewood Unified School District General Obligation Unlimited (µ) 345 5.000 08/01/32 351
Inglewood Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/33 508
Irvine Facilities Financing Authority Revenue Bonds 1,850 5.250 05/01/48 1,860
Irvine Unified School District Special Tax 60 5.000 09/01/30 64
Irvine Unified School District Special Tax 60 5.000 09/01/34 64
Irvine Unified School District Special Tax 75 5.000 09/01/36 79
Kern Community College District General Obligation Unlimited 1,000 5.250 08/01/35 1,118

See accompanying notes which are an integral part of the financial statements.
536 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Los Angeles County Development Authority Revenue Bonds (~)(ae)(Ê) 630 3.750 12/01/46 628
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 1,200 5.000 07/01/38 1,234
Los Angeles Department of Water & Power Revenue Bonds 4,325 5.000 07/01/27 4,438
Los Angeles Department of Water & Power Revenue Bonds 5,495 5.000 07/01/28 5,623
Los Angeles Department of Water & Power Revenue Bonds 5,520 5.000 07/01/29 5,784
Los Angeles Department of Water & Power Revenue Bonds 1,000 5.000 07/01/29 1,047
Los Angeles Department of Water & Power Revenue Bonds 1,270 5.000 07/01/30 1,342
Los Angeles Department of Water & Power Revenue Bonds 6,095 5.000 07/01/30 6,442
Los Angeles Department of Water & Power Revenue Bonds 4,130 5.000 07/01/31 4,389
Los Angeles Department of Water & Power Revenue Bonds 965 5.000 07/01/31 989
Los Angeles Department of Water & Power Revenue Bonds 2,000 5.000 07/01/32 2,074
Los Angeles Department of Water & Power Revenue Bonds 3,740 5.000 07/01/33 4,019
Los Angeles Department of Water & Power Revenue Bonds 7,265 5.000 07/01/33 7,718
Los Angeles Department of Water & Power Revenue Bonds 1,975 5.000 07/01/34 2,055
Los Angeles Department of Water & Power Revenue Bonds 830 5.000 07/01/35 870
Los Angeles Department of Water & Power Revenue Bonds 400 5.000 07/01/36 410
Los Angeles Department of Water & Power Revenue Bonds 4,455 5.000 07/01/37 4,671
Los Angeles Department of Water & Power Revenue Bonds 700 5.000 07/01/37 737
Los Angeles Department of Water & Power Revenue Bonds 1,035 5.000 07/01/38 1,077
Los Angeles Department of Water & Power Revenue Bonds 6,280 5.000 07/01/39 6,420
Los Angeles Department of Water & Power Revenue Bonds 1,290 5.000 07/01/40 1,329
Los Angeles Department of Water & Power Revenue Bonds 380 5.000 07/01/41 390
Los Angeles Department of Water & Power Revenue Bonds 830 5.000 07/01/42 850
Los Angeles Department of Water & Power Revenue Bonds 525 5.000 07/01/48 525
Los Angeles Department of Water & Power Revenue Bonds (~)(Ê) 140 3.600 07/01/51 140
Los Angeles Department of Water & Power Revenue Bonds 220 5.000 07/01/52 218
Los Angeles Department of Water & Power Revenue Bonds (~)(Ê) 220 3.650 07/01/55 220
Los Angeles Department of Water & Power Revenue Bonds (~)(Ê) 190 3.550 07/01/57 190
Los Angeles Department of Water & Power System Revenue Bonds 1,555 5.000 07/01/27 1,580
Los Angeles Department of Water & Power System Revenue Bonds (~)(Ê) 800 4.150 07/01/35 800
Los Angeles Department of Water & Power System Revenue Bonds 1,100 5.000 07/01/39 1,125
Los Angeles Department of Water & Power System Revenue Bonds 865 5.000 07/01/39 902
Los Angeles Department of Water & Power System Revenue Bonds 2,000 5.000 07/01/46 1,999
Los Angeles Department of Water & Power Water System Revenue Bonds 725 5.000 07/01/27 731
Los Angeles Unified School District General Obligation Unlimited 2,135 5.000 07/01/25 2,140
Los Angeles Unified School District General Obligation Unlimited 675 5.000 07/01/26 690
Los Angeles Unified School District General Obligation Unlimited 1,355 5.000 07/01/27 1,412
Lynwood Unified School District General Obligation Unlimited (µ) 565
Zero
coupon 08/01/31 431
Lynwood Unified School District General Obligation Unlimited (µ) 500
Zero
coupon 08/01/32 363
Lynwood Unified School District General Obligation Unlimited (µ) 685
Zero
coupon 08/01/33 473
Lynwood Unified School District General Obligation Unlimited (µ) 630
Zero
coupon 08/01/34 414
Lynwood Unified School District General Obligation Unlimited (µ) 785
Zero
coupon 08/01/35 489
Lynwood Unified School District General Obligation Unlimited (µ) 990
Zero
coupon 08/01/36 583
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,405
Madera Unified School District General Obligation Unlimited 1,250 4.000 08/01/44 1,183

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 537
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Menifee Union School District Special Tax 150 5.000 09/01/42 153
Modesto Irrigation District Revenue Bonds (USD 3 Month LIBOR + 0.630%)(µ)(Ê) 2,500 3.820 09/01/37 2,428
Mountain House Community Facilities District Special Tax 350 5.000 09/01/40 354
Napa Valley Community College District General Obligation Unlimited 4,000 4.000 08/01/31 4,016
Needles Unified School District General Obligation Unlimited (µ) 700 1.000 08/01/33 551
Oxnard Financing Authority Revenue Bonds (µ) 775 5.000 06/01/34 776
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 814
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 350 5.000 10/01/29 363
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 191
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 390 5.000 10/01/31 403
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 405 5.000 10/01/32 418
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,220
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 686
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 284
Rio Vista Public Financing Authority Special Tax 235 5.000 09/01/29 243
River Islands Public Financing Authority Special Tax (µ) 555 4.000 09/01/37 542
River Islands Public Financing Authority Special Tax 125 4.000 09/01/41 108
Riverside County Public Financing Authority Tax Allocation (µ) 1,000 5.000 10/01/28 1,007
Riverside County Public Financing Authority Tax Allocation (µ) 1,150 5.000 10/01/30 1,156
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490 llston 10/01/28 501
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010 5.000 10/01/37 1,028
Riverside County Transportation Commission Revenue Bonds 310 4.000 06/01/37 303
Riverside County Transportation Commission Revenue Bonds 410 4.000 06/01/38 396
Riverside County Transportation Commission Revenue Bonds 530 4.000 06/01/39 504
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 230
Riverside Unified School District Special Tax 25 4.000 09/01/27 25
Riverside Unified School District Special Tax 30 4.000 09/01/28 30
Riverside Unified School District Special Tax 30 4.000 09/01/29 30
Riverside Unified School District Special Tax 30 4.000 09/01/30 29
Romoland School District Special Tax 250 5.000 09/01/38 264
Root Creek Water District Community Facilities District No. 2016-1 Improvement
Area No. 2 Special Tax 2,690 5.000 09/01/43 2,743
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 1,770 0.785 06/01/34 1,642
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950
Zero
coupon 07/01/34 1,927
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885
Zero
coupon 07/01/36 1,100
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180
Zero
coupon 07/01/37 1,748
San Diego Community College District General Obligation Unlimited (ae) 2,000 5.000 08/01/41 2,048
San Diego Unified School District General Obligation Unlimited 110
Zero
coupon 07/01/31 89
San Diego Unified School District General Obligation Unlimited 1,000
Zero
coupon 07/01/41 929
San Francisco City & County Airports Commission International Airport Revenue
Bonds 10,000 5.000 05/01/43 10,443
San Francisco City & County Airports Commission International Airport Revenue
Bonds 3,000 5.250 05/01/48 3,158
San Jacinto Unified School District Financing Authority Revenue Bonds 100 5.000 09/01/36 102
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,640 5.250 01/15/49 1,640
San Joaquin Valley Clean Energy Authority Revenue Bonds (~)(ae)(Ê) 2,200 5.500 07/01/35 2,406

See accompanying notes which are an integral part of the financial statements.
538 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
San Leandro Unified School District General Obligation Unlimited (µ) 430 5.000 08/01/34 444
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,181
Sanger Unified School District General Obligation Unlimited (µ) 525 5.000 08/01/31 543
Sanger Unified School District General Obligation Unlimited (µ) 780 5.000 08/01/33 805
Sanger Unified School District General Obligation Unlimited (µ) 1,275 5.000 08/01/34 1,315
Santa Ana Unified School District Certificate of Participation (µ) 1,000 5.000 04/01/29 1,045
Santa Ana Unified School District Certificate of Participation (µ) 830 5.000 04/01/31 866
Santa Ana Unified School District Certificate of Participation (µ) 650 5.000 04/01/32 677
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,414
Santa Ana Unified School District Certificate of Participation (µ) 1,425 5.000 04/01/34 1,479
Santa Ana Unified School District Certificate of Participation (µ) 1,500 5.000 04/01/35 1,550
Santa Ana Unified School District Certificate of Participation (µ) 2,120 5.000 04/01/36 2,186
Santa Clara Unified School District General Obligation Unlimited 2,500 3.250 07/01/44 2,039
South Orange County Public Financing Authority Special Tax 1,500 5.000 08/15/28 1,574
South Orange County Public Financing Authority Special Tax (µ) 700 5.000 08/15/30 732
Southern California Public Power Authority Revenue Bonds 1,475 5.000 07/01/31 1,572
Southern California Public Power Authority Revenue Bonds 1,215 5.000 07/01/35 1,291
Southern California Public Power Authority Revenue Bonds 340 5.000 07/01/39 355
Southern California Public Power Authority Revenue Bonds 1,650 5.000 07/01/43 1,687
State of California General Obligation Unlimited 605 5.000 03/01/42 654
State of California General Obligation Unlimited 1,720 5.000 03/01/43 1,850
State of California General Obligation Unlimited 1,285 4.000 09/01/43 1,242
State of California General Obligation Unlimited 4,000 5.000 03/01/44 4,283
State of California General Obligation Unlimited 270 5.000 04/01/49 276
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 59
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 56
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 63
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 62
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 65
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 43
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 129
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 103
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 121
Stockton Community Facilities District Special Tax 800 5.000 09/01/44 811
Stockton Community Facilities District Special Tax 525 5.000 09/01/49 522
Stockton Public Financing Authority Water Revenue Bonds (µ) 1,565 5.000 10/01/30 1,644
Tobacco Securitization Authority of Northern California Revenue Bonds 120 4.000 06/01/49 119
Tobacco Securitization Authority of Southern California Revenue Bonds 130 5.000 06/01/28 135
Tobacco Securitization Authority of Southern California Revenue Bonds 500 5.000 06/01/35 515
Town of Tiburon Special Assessment 65 2.375 09/02/41 45
Town of Tiburon Special Assessment 130 2.500 09/02/46 80
Transbay Joint Powers Authority Tax Allocation 205 5.000 10/01/35 216
Transbay Joint Powers Authority Tax Allocation 685 5.000 10/01/36 721
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/38 125
Transbay Joint Powers Authority Tax Allocation 250 5.000 10/01/39 260
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/40 124
University of California Revenue Bonds 3,300 5.000 05/15/28 3,497
University of California Revenue Bonds 10,065 5.000 05/15/40 10,946

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 539
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of California Revenue Bonds 2,255 5.500 05/15/40 2,518
University of California Revenue Bonds 2,650 5.000 05/15/41 2,674
Vista Unified School District General Obligation Unlimited (µ) 3,455 5.250 08/01/41 3,747
Washington Township Health Care District Revenue Bonds 875 5.750 07/01/48 907
475,267
Colorado - 2.5%
Adams Co. 12 Five Star Schools General Obligation Unlimited 1,000 5.250 12/15/43 1,086
Adams Co. 12 Five Star Schools General Obligation Unlimited 1,700 5.250 12/15/44 1,834
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited 2,250 2.300 12/15/28 2,122
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,035
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,251
Arkansas River Power Authority Revenue Bonds 1,005 5.000 10/01/29 1,046
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,038
Arkansas River Power Authority Revenue Bonds 750 5.000 10/01/31 777
Arkansas River Power Authority Revenue Bonds 2,660 5.000 10/01/38 2,714
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 2,000 5.000 12/01/33 2,136
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 360 4.000 12/01/46 312
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 275 5.000 12/01/49 277
BNC Metropolitan District No. 1 General Obligation Limited (µ) 360 5.000 12/01/32 368
Boulder Larimer & Weld Counties St. Vrain Valley School District General Obligation
Unlimited (ae) 1,500 5.000 12/15/26 1,543
Buffalo Ridge Metropolitan District General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,030
City & County of Denver Airport System Revenue Bonds 900 5.000 11/15/40 956
City & County of Denver Airport System Revenue Bonds 1,215 5.000 11/15/41 1,286
City & County of Denver Airport System Revenue Bonds 1,190 5.000 11/15/42 1,255
City & County of Denver Dedicated Excise Tax Revenue Bonds 2,580 5.000 08/01/44 2,589
City of Boulder Water & Sewer Revenue Bonds 4,250 4.000 12/01/42 4,008
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 1,000 5.250 12/01/38 1,092
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 800 5.000 12/01/41 835
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 1,000 5.000 12/01/42 1,037
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 1,500 5.000 12/01/43 1,546
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 1,660 5.250 12/01/49 1,723
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 5.000 08/15/30 1,001
Colorado Educational & Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 852
Colorado Educational & Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 92
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/41 22
Colorado Educational & Cultural Facilities Authority Revenue Bonds 330 4.000 10/01/46 272
Colorado Health Facilities Authority Revenue Bonds 1,725 5.000 11/01/25 1,741
Colorado Health Facilities Authority Revenue Bonds 750 2.125 05/15/28 720
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,075 5.000 11/15/29 1,140
Colorado Health Facilities Authority Revenue Bonds 250 5.000 08/01/30 263
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,295 5.000 11/15/31 2,493
Colorado Health Facilities Authority Revenue Bonds (µ) 3,150 5.000 08/01/32 3,396
Colorado Health Facilities Authority Revenue Bonds (µ) 1,950 5.000 08/01/33 2,073
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 08/01/34 1,563
Colorado Health Facilities Authority Revenue Bonds 855 5.000 08/01/35 884
Colorado Health Facilities Authority Revenue Bonds (µ) 5,885 5.000 08/01/35 6,296
Colorado Health Facilities Authority Revenue Bonds 4,000 5.000 05/15/36 4,288
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 01/01/37 988

See accompanying notes which are an integral part of the financial statements.
540 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Health Facilities Authority Revenue Bonds 360 5.000 08/01/38 367
Colorado Health Facilities Authority Revenue Bonds 1,100 5.250 11/01/38 1,170
Colorado Health Facilities Authority Revenue Bonds 1,000 5.000 08/01/39 1,016
Colorado Health Facilities Authority Revenue Bonds 1,000 5.250 11/01/39 1,047
Colorado Health Facilities Authority Revenue Bonds 1,330 5.000 12/01/39 1,386
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 874
Colorado Health Facilities Authority Revenue Bonds 1,100 5.500 11/01/47 1,143
Colorado Health Facilities Authority Revenue Bonds (µ) 850 4.000 08/01/49 754
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 4,785 5.000 08/01/49 4,791
Colorado Housing and Finance Authority Revenue Bonds (~)(ae)(Ê) 455 3.500 11/01/26 454
Colorado Housing and Finance Authority Revenue Bonds 805 4.250 11/01/49 807
Colorado Housing and Finance Authority Revenue Bonds 3,110 3.250 05/01/52 3,028
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,395
Denver City & County School District No. 1 General Obligation Unlimited 2,000 5.500 12/01/46 2,173
Denver Health & Hospital Authority Revenue Bonds 1,465 5.000 12/01/30 1,521
Denver Health & Hospital Authority Revenue Bonds 620 5.000 12/01/31 643
Denver Health & Hospital Authority Revenue Bonds 450 5.000 12/01/33 462
Denver Urban Renewal Authority Tax Allocation (Þ) 1,125 5.250 12/01/39 1,074
E-470 Public Highway Authority Revenue Bonds (SOFR + 0.750%)(ae)(Ê) 5,400 3.658 09/01/26 5,360
E-470 Public Highway Authority Revenue Bonds (µ) 3,865
Zero
coupon 09/01/27 3,572
E-470 Public Highway Authority Revenue Bonds 1,000 5.000 09/01/28 1,052
E-470 Public Highway Authority Revenue Bonds (µ) 1,620
Zero
coupon 09/01/30 1,327
E-470 Public Highway Authority Revenue Bonds 155 5.000 09/01/34 165
E-470 Public Highway Authority Revenue Bonds 1,200 5.000 09/01/36 1,273
Elbert County Independence Water & Sanitation District Revenue Bonds 500 5.125 12/01/33 497
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.000 12/01/32 1,272
Flatiron Meadows Metropolitan District General Obligation Limited (µ) 800 5.000 12/01/39 842
Glen Metropolitan District No. 2 General Obligation Limited 1,320 5.000 12/01/47 1,188
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,040
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 519
Grand River Hospital District General Obligation Unlimited (µ) 2,555 5.250 12/01/37 2,643
Gunnison County Housing Authority Revenue Bonds (µ) 2,065 5.000 06/01/34 2,202
Gunnison County Housing Authority Revenue Bonds (µ) 1,525 5.000 06/01/36 1,606
Gunnison County Housing Authority Revenue Bonds (µ) 2,155 5.000 06/01/40 2,220
Lakes at Centerra Metropolitan District No. 2 General Obligation Limited (µ) 1,050 4.000 12/01/43 960
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 437
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,008
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,171
Park Creek Metropolitan District Revenue Bonds 365 5.000 12/01/34 367
Park Creek Metropolitan District Revenue Bonds 500 5.000 12/01/37 501
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 1,500 5.000 12/15/41 1,421
Public Authority for Colorado Energy Revenue Bonds 835 6.250 11/15/28 877
Regional Transportation District Certificate of Participation 2,000 5.000 06/01/39 2,165
Regional Transportation District Revenue Bonds 500 5.000 01/15/28 514
Southlands Metropolitan District No. 1 General Obligation Unlimited 325 5.000 12/01/47 299
State of Colorado Certificate of Participation 2,300 6.000 12/15/38 2,631
State of Colorado Certificate of Participation 2,000 6.000 12/15/41 2,253

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 541
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
STC Metropolitan District No. 2 General Obligation Limited (µ) 1,500 5.000 12/01/36 1,567
STC Metropolitan District No. 2 General Obligation Limited (µ) 2,875 5.000 12/01/37 3,000
STC Metropolitan District No. 2 General Obligation Limited (µ) 1,045 5.000 12/01/39 1,081
Sterling Ranch Community Authority Board Revenue Bonds 500 3.375 12/01/30 482
Trails at Crowfoot Metropolitan District No. 3 General Obligation Limited (µ) 325 4.000 12/01/44 292
Trailside Metropolitan District No. 4 General Obligation Limited (µ) 750 5.000 12/01/39 791
University of Colorado Hospital Authority Revenue Bonds 5,385 5.000 11/15/29 5,753
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 128
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 127
VDW Metropolitan District No. 2 General Obligation Limited (µ) 885 4.000 12/01/45 794
Village at Dry Creek Metropolitan District No. 2 (The) General Obligation Limited 500 4.375 12/01/44 443
Wildwing Metropolitan District No. 5 General Obligation Limited (µ) 1,000 4.250 12/01/44 943
144,868
Connecticut - 1.6%
City of Ansonia Certificate of Participation 475 4.750 12/01/45 447
City of Bridgeport General Obligation Unlimited 1,345 5.000 08/15/27 1,395
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,689
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 719
City of Hartford General Obligation Unlimited (µ) 250 5.000 07/01/25 251
City of Hartford General Obligation Unlimited (µ) 2,205 5.000 07/01/31 2,211
City of Hartford General Obligation Unlimited (µ) 370 4.000 07/15/33 371
City of New Haven General Obligation Unlimited 600 5.000 08/01/26 610
City of New Haven General Obligation Unlimited (µ) 600 5.000 02/01/27 616
City of New Haven General Obligation Unlimited 450 5.000 08/01/27 462
City of New Haven General Obligation Unlimited 125 5.500 08/01/29 131
City of New Haven General Obligation Unlimited 500 5.500 08/01/30 523
City of New Haven General Obligation Unlimited (µ) 1,915 5.000 09/01/30 1,921
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 209
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 104
City of New Haven General Obligation Unlimited (µ) 1,000 4.000 08/01/37 946
City of New Haven General Obligation Unlimited (µ) 1,900 5.250 08/01/43 2,018
City of West Haven General Obligation Unlimited 400 5.000 11/01/25 403
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 535
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 448
Connecticut Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,605 3.850 05/15/27 1,606
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,008
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,830 5.000 01/01/27 1,873
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,315 2.950 07/01/27 1,303
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 6,700 5.000 07/01/29 7,067
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 99
Connecticut State Health & Educational Facilities Authority Revenue Bonds 3,000 5.000 07/01/35 3,190
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,025 5.000 07/01/40 1,076
Connecticut State Health & Educational Facilities Authority Revenue Bonds 500 4.000 07/01/41 434
Connecticut State Health & Educational Facilities Authority Revenue Bonds 475 5.000 07/01/44 445
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 5,000 2.800 07/01/48 4,972
Metropolitan District (The) General Obligation Unlimited (µ) 630 5.000 11/01/30 642

See accompanying notes which are an integral part of the financial statements.
542 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Norwalk Housing Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.050 09/01/27 995
South Central Connecticut Regional Water Authority Revenue Bonds 3,935 4.000 08/01/38 3,893
Stamford Housing Authority Revenue Bonds 2,000 4.250 10/01/30 1,973
State of Connecticut Clean Water Fund - State Revolving Fund Revenue Bonds 4,000 5.000 02/01/33 4,257
State of Connecticut General Obligation Unlimited 1,060 5.000 06/15/27 1,100
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 10,377
State of Connecticut General Obligation Unlimited 345 5.000 06/15/28 364
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 5,568
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 288
State of Connecticut General Obligation Unlimited 3,025 3.000 01/15/32 2,861
State of Connecticut General Obligation Unlimited 1,750 4.000 04/15/37 1,751
State of Connecticut General Obligation Unlimited 1,000 3.000 11/15/42 806
State of Connecticut Special Tax Revenue Bonds 1,275 4.000 05/01/36 1,283
State of Connecticut Special Tax Revenue Bonds 2,500 4.000 05/01/40 2,432
State of Connecticut Special Tax Revenue Bonds 3,000 5.250 07/01/40 3,256
State of Connecticut Special Tax Revenue Bonds 3,200 4.000 11/01/40 3,098
Town of Hamden General Obligation Unlimited (µ) 400 5.000 08/15/29 417
Town of Stratford General Obligation Unlimited (µ) 1,970 4.000 01/01/38 1,892
University of Connecticut Revenue Bonds (µ) 1,585 5.000 03/15/29 1,606
University of Connecticut Revenue Bonds (µ) 665 5.000 04/15/29 695
University of Connecticut Revenue Bonds (µ) 3,455 5.000 01/15/36 3,526
92,162
Delaware - 0.5%
Delaware State Economic Development Authority Revenue Bonds 45 4.000 08/01/29 45
Delaware State Economic Development Authority Revenue Bonds 185 5.000 08/01/39 186
Delaware State Economic Development Authority Revenue Bonds 175 4.000 09/01/41 155
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 615
Delaware State Health Facilities Authority Revenue Bonds 2,000 5.000 10/01/40 2,068
Delaware State Housing Authority Revenue Bonds 2,105 4.300 07/01/44 2,010
Delaware State Housing Authority Revenue Bonds 5,990 5.750 01/01/55 6,396
Delaware State Housing Authority Revenue Bonds 2,330 6.000 01/01/55 2,520
Delaware State Housing Authority Revenue Bonds 2,795 5.500 07/01/55 2,968
Delaware State Housing Authority Revenue Bonds 4,000 5.750 01/01/56 4,305
Delaware Transportation Authority Revenue Bonds 1,730 3.000 07/01/41 1,453
Delaware Transportation Authority Revenue Bonds 1,780 3.000 07/01/42 1,477
State of Delaware General Obligation Unlimited 1,520 5.000 05/01/36 1,684
Town of Bridgeville Special Tax 95 4.000 07/01/25 95
Town of Bridgeville Special Tax 100 4.000 07/01/26 100
Town of Bridgeville Special Tax 90 4.000 07/01/27 89
Town of Bridgeville Special Tax 365 4.000 07/01/30 349
Town of Bridgeville Special Tax (Þ) 875 5.250 07/01/44 863
27,378
District of Columbia - 1.0%
District of Columbia General Obligation Unlimited 2,000 5.000 06/01/42 2,024
District of Columbia General Obligation Unlimited 1,285 5.250 01/01/48 1,348
District of Columbia General Obligation Unlimited 1,600 5.000 08/01/49 1,645
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,850 5.000 12/01/25 1,867
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,605 5.000 06/01/26 1,614
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 5.000 07/01/26 5,011

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 543
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,575 3.650 07/01/27 1,582
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 5.000 12/01/27 5,184
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,000 5.000 02/01/28 1,032
District of Columbia Housing Finance Agency Revenue Bonds 575 5.000 03/01/28 597
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 5.000 10/01/41 4,564
District of Columbia Income Tax Revenue Bonds 1,755 5.000 10/01/37 1,916
District of Columbia Income Tax Revenue Bonds 2,500 5.000 12/01/37 2,687
District of Columbia Income Tax Revenue Bonds 2,185 4.000 03/01/45 2,019
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,008
District of Columbia Revenue Bonds 1,325 5.000 07/01/37 1,342
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,912
District of Columbia Water & Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/57 420
Metropolitan Washington Airports Authority Aviation Revenue Bonds 5,000 5.000 10/01/26 5,135
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 157
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 605 5.000 10/01/33 630
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,500
Zero
coupon 10/01/37 814
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/38 1,027
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 3,000 4.000 10/01/44 2,760
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,805 4.000 10/01/49 1,555
Washington Convention & Sports Authority Revenue Bonds 1,300 5.000 10/01/27 1,355
Washington Metropolitan Area Transit Authority Revenue Bonds 600 5.000 07/15/37 639
Washington Metropolitan Area Transit Authority Revenue Bonds 2,500 5.000 07/15/48 2,572
55,416
Florida - 6.0%
Abbott Square Community Development District Special Assessment 125 4.500 06/15/27 125
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 903
AH at Turnpike South Community Development District Special Assessment 70 2.350 05/01/26 69
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 173
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 387
Alachua County Health Facilities Authority Revenue Bonds 250 4.000 10/01/40 219
Arbors Community Development District Special Assessment Revenue Bonds 105 4.500 05/01/30 104
Arbors Community Development District Special Assessment Revenue Bonds 130 5.400 05/01/43 130
Arborwood Community Development District Special Assessment (µ) 1,210 2.750 05/01/25 1,210
Arborwood Community Development District Special Assessment (µ) 1,250 3.000 05/01/26 1,246
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,279
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,325
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,343
Artisan Lakes East Community Development District Special Assessment (Þ) 195 2.300 05/01/26 191
Artisan Lakes East Community Development District Special Assessment 140 2.300 05/01/26 137
Astonia Community Development District Special Assessment (Þ) 85 2.500 05/01/26 84
Astonia Community Development District Special Assessment 220 4.350 06/15/30 218
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 235
Astonia Community Development District Special Assessment 210 4.500 05/01/31 208
Avalon Park West Community Development District Special Assessment 200 4.700 05/01/32 198
Ave Maria Stewardship Community District Special Assessment 540 2.875 05/01/27 527
Ave Maria Stewardship Community District Special Assessment 170 3.000 05/01/27 166
Ave Maria Stewardship Community District Special Assessment (µ) 2,225 2.750 05/01/33 2,010
Ave Maria Stewardship Community District Special Assessment (Þ) 500 4.500 05/01/33 492

See accompanying notes which are an integral part of the financial statements.
544 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ave Maria Stewardship Community District Special Assessment (µ) 2,920 3.000 05/01/38 2,534
Ave Maria Stewardship Community District Special Assessment 2,000 4.000 05/01/42 1,691
Avenir Community Development District Special Assessment 120 4.500 05/01/30 120
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 158
Babcock Ranch Community Independent Special District Special Assessment 65 2.375 05/01/26 64
Babcock Ranch Community Independent Special District Special Assessment 250 2.875 05/01/31 233
Babcock Ranch Community Independent Special District Special Assessment (Þ) 850 4.300 05/01/31 854
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 46
Bauer Drive Community Development District Special Assessment 130 4.500 06/15/30 129
Bauer Drive Community Development District Special Assessment 405 5.375 06/15/43 402
Bauer Drive Community Development District Special Assessment 790 5.500 06/15/53 766
Bella Collina Community Development District Special Assessment 595 4.250 05/01/31 586
Berry Bay Community Development District Special Assessment 295 4.625 05/01/30 294
Black Creek Community Development District Special Assessment 250 5.125 06/15/32 254
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 213
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 217
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 698
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 621
Bridgewalk Community Development District Special Assessment 100 2.500 06/15/27 96
Bridgewalk Community Development District Special Assessment 205 5.500 12/15/30 210
Broward County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 345 4.050 09/01/56 347
Buena Lago Community Development District Special Assessment 465 4.700 05/01/31 464
Buena Lago Community Development District Special Assessment 255 4.500 05/01/32 250
Capital Projects Finance Authority Revenue Bonds (Þ) 250 5.250 06/01/39 256
Capital Projects Finance Authority Revenue Bonds (Þ) 225 5.250 06/01/44 227
Capital Trust Agency, Inc. Revenue Bonds (Þ) 120 4.500 01/01/35 116
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 86
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 1,002
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 482
Capital Trust Authority Revenue Bonds (Þ) 150 4.750 07/01/40 140
Capital Trust Authority Revenue Bonds (Þ) 1,525 5.000 06/01/44 1,428
Capital Trust Authority Revenue Bonds (Þ) 150 5.000 07/01/45 140
Caymas Community Development District Special Assessment Revenue Bonds 300 4.450 05/01/31 297
Celebration Community Development District Special Assessment 100 2.250 05/01/26 98
Celebration Community Development District Special Assessment 115 2.750 05/01/31 107
Center Lake Ranch West Community Development District Special Assessment 445 5.000 05/01/30 449
Centre Lake Community Development District Special Assessment 260 2.750 05/01/31 234
Centre Lake Community Development District Special Assessment 1,000 3.000 05/01/42 693
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 117
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 116
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 129
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 598
Century Gardens Village Community Development District Special Assessment 443 3.500 05/01/31 425
Century Gardens Village Community Development District Special Assessment 1,036 4.000 05/01/37 926
CFM Community Development District Special Assessment Revenue Bonds 100 2.400 05/01/26 98
CFM Community Development District Special Assessment Revenue Bonds 125 2.875 05/01/31 116
Charles Cove Community Development District Special Assessment 100 2.400 05/01/26 98
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 262

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 545
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Fort Lauderdale Special Assessment (Þ) 210 5.000 07/01/28 213
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 235
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 246
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 261
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,317
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 841
City of Fort Lauderdale Special Assessment (Þ) 1,625 4.000 07/01/48 1,277
City of Fort Lauderdale Water & Sewer Revenue Bonds 2,440 4.000 03/01/38 2,402
City of Jacksonville Revenue Bonds 3,000 5.000 10/01/26 3,077
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,761
City of Miami Beach Revenue Bonds 1,350 5.000 09/01/45 1,351
City of Palmetto Revenue Bonds 165 4.250 06/01/27 165
City of Palmetto Revenue Bonds 400 5.000 06/01/32 408
City of Palmetto Revenue Bonds 300 5.125 06/01/42 302
City of St. Petersburg Public Utility Revenue Bonds 1,000 5.000 10/01/49 1,015
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 653
City of Tampa Special Assessment Revenue Bonds 2,345 5.250 05/01/46 2,394
City of Venice Revenue Bonds (Þ) 900 4.250 01/01/30 874
City of West Palm Beach Utility System Revenue Bonds 1,800 5.000 10/01/42 1,823
Cityplace Community Development District Special Assessment (µ) 2,380 1.359 05/01/28 2,347
Cityplace Community Development District Special Assessment (µ) 3,000 0.630 05/01/33 2,999
Cobblestone Community Development District Special Assessment 190 3.400 05/01/27 187
Cobblestone Community Development District Special Assessment 460 3.800 05/01/32 440
Cobblestone Community Development District Special Assessment (Þ) 235 3.800 05/01/32 225
Coddington Community Development District Special Assessment 175 4.200 05/01/27 174
Collier County Educational Facilities Authority Revenue Bonds 2,360 5.500 06/01/31 2,415
Connerton East Community Development District Special Assessment 605 4.250 06/15/30 599
Copes Landing Community Development District Special Assessment 480 4.875 05/01/30 482
Copper Oaks Community Development District Special Assessment 681 3.000 05/01/31 638
Copper Oaks Community Development District Special Assessment 770 3.000 05/01/35 631
Cordova Palms Community Development District Special Assessment 100 2.400 05/01/26 98
Cordova Palms Community Development District Special Assessment 100 4.500 05/01/27 100
Cordova Palms Community Development District Special Assessment 110 2.800 05/01/31 102
Cordova Palms Community Development District Special Assessment 170 5.100 05/01/32 173
Cordova Palms Community Development District Special Assessment 100 5.300 05/01/32 102
Corkscrew Crossing Community Development District Special Assessment 250 4.125 05/01/28 248
Corkscrew Farms Community Development District Special Assessment (Þ) 125 4.500 11/01/28 125
Country Greens Community Development District Special Assessment 100 4.000 05/01/34 100
Country of Brevard Solid Waste Management System Revenue Bonds 5,415 5.500 09/01/48 5,815
County of Broward Tourist Development Tax Revenue Bonds (µ) 4,500 4.000 09/01/39 4,365
County of Escambia Revenue Bonds (~)(ae)(Ê) 1,500 3.450 10/01/31 1,469
County of Miami-Dade Revenue Bonds (µ) 4,310
Zero
coupon 10/01/35 2,567
County of Miami-Dade Revenue Bonds 1,865 5.000 04/01/45 1,923
County of Miami-Dade Revenue Bonds 1,285 5.000 04/01/48 1,316
County of Miami-Dade Transit System Revenue Bonds 9,515 5.000 07/01/44 9,786
County of Okeechobee Revenue Bonds (~)(Ê) 4,000 3.800 07/01/39 4,027
County of Osceola Transportation Revenue Bonds (ae) 1,000 6.150 10/01/24 1,169
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/35 110

See accompanying notes which are an integral part of the financial statements.
546 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/36 109
County of Pasco Revenue Bonds (µ) 50 5.500 09/01/37 55
County of Pasco Revenue Bonds (µ) 40 5.500 09/01/38 44
County of Pasco Revenue Bonds (µ) 3,755 5.500 09/01/39 4,127
County of Pasco Revenue Bonds (µ) 710 5.750 09/01/54 754
County of St. Johns Water & Sewer Revenue Bonds 3,000 5.000 06/01/52 3,082
Creek Preserve Community Development District Special Assessment (Þ) 500 4.250 11/01/30 494
Creek Preserve Community Development District Special Assessment (Þ) 1,255 4.700 11/01/39 1,194
Cresswind Lake Harris Community Development District Special Assessment 175 4.250 05/01/31 172
Cresswind Lake Harris Community Development District Special Assessment 740 5.000 05/01/44 689
Cross Creek North Community Development District Special Assessment 330 4.500 05/01/30 328
Crossings Community Development District Special Assessment 300 4.750 05/01/31 300
Crossings Community Development District Special Assessment 1,735 5.000 05/01/42 1,659
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 641
Cypress Bay West Community Development District Special Assessment 125 4.625 05/01/30 125
Cypress Bluff Community Development District Special Assessment (Þ) 800 3.625 05/01/40 671
Cypress Mill Community Development District Special Assessment 385 3.000 06/15/31 355
Cypress Mill Community Development District Special Assessment 635 5.000 05/01/43 643
Cypress Shadows Community Development District Special Assessment 108 5.000 11/01/32 109
Cypress Shadows Community Development District Special Assessment 292 5.000 11/01/37 290
Cypress Shadows Community Development District Special Assessment 347 5.000 11/01/42 330
Deer Run Community Development District Special Assessment 1,040 5.400 05/01/39 1,055
Deerbrook Community Development District Special Assessment 300 4.375 05/01/30 297
DG Farms Community Development District Special Assessment 65 2.750 05/01/25 65
DW Bayview Community Development District Special Assessment (Þ) 25 2.375 05/01/26 25
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 56
Eagle Pointe Community Development District Special Assessment (Þ) 10 3.000 05/01/25 10
Eagle Pointe Community Development District Special Assessment (Þ) 60 3.625 05/01/31 57
East 547 Community Development District Special Assessment 275 5.500 05/01/30 281
East Bonita Beach Road Community Development District Special Assessment (Þ) 290 4.375 11/01/29 287
East Nassau Stewardship District Special Assessment 125 2.400 05/01/26 123
East Nassau Stewardship District Special Assessment 1,025 5.250 05/01/29 1,025
East Nassau Stewardship District Special Assessment 225 3.000 05/01/31 210
Eden Hills Community Development District Special Assessment 40 3.250 05/01/27 39
Edgewater East Community Development District Special Assessment 20 2.500 05/01/26 20
Edgewater East Community Development District Special Assessment 95 3.000 05/01/27 93
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 94
Edgewater West Community Development District Special Assessment 1,000 4.500 05/01/31 992
Elevation Pointe Community Development District Special Assessment 205 3.900 05/01/27 203
Elevation Pointe Community Development District Special Assessment 250 4.125 05/01/32 241
Elevation Pointe Community Development District Special Assessment 1,105 4.400 05/01/32 1,054
Enbrook Community Development District Special Assessment (Þ) 55 2.500 05/01/25 55
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 341
Epperson North Community Development District Special Assessment 40 2.500 05/01/26 39
Epperson North Community Development District Special Assessment 135 2.450 11/01/26 132
Epperson North Community Development District Special Assessment 150 3.000 05/01/31 141
Epperson North Community Development District Special Assessment 270 3.100 11/01/31 251
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/32 370

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 547
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/33 1,026
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/34 364
Escambia County Health Facilities Authority Revenue Bonds 540 5.000 08/15/35 552
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/36 1,021
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 163
Esplanade Lake Club Community Development District Special Assessment 40 3.250 11/01/25 40
Esplanade Lake Club Community Development District Special Assessment 115 4.000 11/01/40 99
Fish Lake Cover Community Development District Special Assessment 545 4.350 05/01/32 537
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 169
Florida Department of Management Services Certificate of Participation 1,000 3.000 11/01/35 881
Florida Development Finance Corp. Revenue Bonds (Þ) 110 4.000 06/01/25 110
Florida Development Finance Corp. Revenue Bonds 285 5.000 04/01/26 289
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/26 99
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 12/15/29 99
Florida Development Finance Corp. Revenue Bonds (Þ) 135 5.000 06/01/31 137
Florida Development Finance Corp. Revenue Bonds 170 4.000 07/01/31 168
Florida Development Finance Corp. Revenue Bonds (Þ) 925 5.000 10/01/32 931
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 775
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 814
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 12/15/34 152
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/35 100
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,279
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,342
Florida Development Finance Corp. Revenue Bonds 1,750 5.000 02/01/37 1,777
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,811
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 868
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 12/15/39 126
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.125 06/01/40 214
Florida Development Finance Corp. Revenue Bonds 1,000 5.250 06/01/44 1,022
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 800 4.500 06/01/33 751
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 150 4.750 06/01/38 137
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 275 3.350 10/01/26 274
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 7,000 3.500 05/01/28 6,977
Florida Insurance Assistance Revenue Bonds 1,780 5.000 09/01/25 1,790
Florida Insurance Assistance Revenue Bonds 605 5.000 09/01/26 613
Florida Insurance Assistance Revenue Bonds 1,425 5.000 09/01/27 1,454
Florida Municipal Power Agency Revenue Bonds 4,720 5.000 10/01/28 4,820
Flow Way Community Development District Special Assessment 170 4.000 11/01/28 168
Flow Way Community Development District Special Assessment 200 4.875 11/01/37 194
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 97
Flow Way Community Development District Special Assessment 1,100 5.000 05/01/44 1,052
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/25 105
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 104
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 108
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 112
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 111
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 826
Fox Branch Ranch Community Development District Special Assessment 190 4.150 05/01/30 188

See accompanying notes which are an integral part of the financial statements.
548 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Gardens at Hammock Beach Community Development District Special Assessment 305 5.375 05/01/44 301
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 515
Gracewater Sarasota Community Development District Special Assessment 240 2.400 05/01/26 235
Grand Bay at Doral Community Development District Special Assessment 750 5.000 05/01/35 776
Grand Oaks Community Development District Special Assessment 75 2.625 11/01/26 74
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 754
Grove Resort Community Development District Special Assessment 90 2.950 05/01/27 88
Hacienda North Community Development District Special Assessment 1,000 5.500 05/01/33 1,027
Hammock Oaks Community Development District Special Assessment 170 4.875 05/01/30 171
Hammock Oaks Community Development District Special Assessment 345 5.000 05/01/31 345
Hammock Oaks Community Development District Special Assessment (Þ) 500 4.500 05/01/32 496
Harbor Bay Community Development District Special Assessment 880 3.300 05/01/29 855
Harmony West Community Development District Special Assessment (Þ) 420 4.750 05/01/29 421
Harmony West Community Development District Special Assessment 175 4.125 05/01/30 172
Harmony West Community Development District Special Assessment 300 4.600 05/01/32 299
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 611
Harmony West Community Development District Special Assessment 635 5.000 05/01/43 604
Harvest Ridge Community Development District Special Assessment 650 5.375 05/01/54 596
Heritage Harbor North Community Development District Special Assessment 100 5.000 05/01/34 99
Hillcrest Community Development District Special Assessment 245 4.000 11/01/28 242
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 278
Hills Minneola Community Development District Special Assessment (Þ) 50 3.000 05/01/25 50
Hills Minneola Community Development District Special Assessment (Þ) 140 3.500 05/01/31 134
Hillsborough County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 710 3.250 09/01/27 705
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 11,900 4.000 08/01/45 10,426
Hilltop Point Community Development District Special Assessment 320 5.100 05/01/32 323
Hyde Park Community Development District No. 1 Special Assessment 265 3.250 05/01/27 260
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 471
Island Lakes Estate Special Assessment 265 4.875 12/15/28 266
JEA Water & Sewer System Revenue Bonds 8,340 5.250 10/01/49 8,797
Julington Creek Plantation Community Development District Special Assessment (µ) 1,035 5.000 05/01/32 1,087
K-Bar Ranch II Community Development District Special Assessment (Þ) 255 4.000 05/01/28 252
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 93
Kelly Park Community Development District Special Assessment 180 5.125 11/01/30 183
Keys Edge Community Development District Special Assessment 975 5.100 05/01/44 922
Kindred Community Development District II Special Assessment 115 2.200 05/01/26 113
Kindred Community Development District II Special Assessment 135 2.700 05/01/31 125
Kingman Gate Community Development District Special Assessment 85 2.500 06/15/26 84
Kingman Gate Community Development District Special Assessment 250 3.125 06/15/31 234
Knightsbridge Community Development District Special Assessment (Þ) 690 5.200 06/15/44 669
Lake Emma Community Development District Special Assessment (Þ) 110 4.500 05/01/30 109
Lakes of Sarasota Community Development District Special Assessment 135 3.400 05/01/31 128
Lakes of Sarasota Community Development District Special Assessment 125 3.625 05/01/31 120
Lakeshore Ranch Community Development District Special Assessment 370 3.000 05/01/25 370
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 379
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 387
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 400
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 407

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 549
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,353
Lakewood Park Community Development District Special Assessment 170 4.750 05/01/30 170
Lakewood Ranch Stewardship District Special Assessment 315 2.125 05/01/26 308
Lakewood Ranch Stewardship District Special Assessment (µ) 550 2.000 05/01/27 527
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 523
Lakewood Ranch Stewardship District Special Assessment (Þ) 310 3.125 05/01/30 296
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.200 05/01/30 96
Lakewood Ranch Stewardship District Special Assessment 260 2.625 05/01/31 240
Lakewood Ranch Stewardship District Special Assessment 410 2.700 05/01/31 379
Lakewood Ranch Stewardship District Special Assessment 545 4.500 05/01/31 541
Lakewood Ranch Stewardship District Special Assessment 420 4.625 05/01/31 418
Lakewood Ranch Stewardship District Special Assessment 500 6.125 05/01/43 522
Lakewood Ranch Stewardship District Special Assessment 585 5.250 05/01/44 571
Laurel Road Community Development District Special Assessment 130 2.600 05/01/26 128
Laurel Road Community Development District Special Assessment 455 3.125 05/01/31 402
Lee County Industrial Development Authority Revenue Bonds 1,550 4.375 11/15/29 1,557
Lee County Industrial Development Authority Revenue Bonds (~)(Ê) 2,635 5.000 04/01/33 2,651
Liberty Cove Community Development District Special Assessment 240 4.800 05/01/31 240
Longleaf Community Development District Special Assessment Revenue Bonds 250 4.375 05/01/31 247
Los Cayos Community Development District Special Assessment 850 5.250 06/15/44 830
LT Ranch Community Development District Special Assessment 105 5.200 05/01/27 106
LT Ranch Community Development District Special Assessment 880 4.650 05/01/31 877
LTC Ranch West Residential Community Development District Special Assessment 345 4.750 05/01/31 341
LTC Ranch West Residential Community Development District Special Assessment 140 4.850 05/01/31 139
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 970
Madeira Community Development District Special Assessment 1,560 5.000 05/01/35 1,607
Madeira Community Development District Special Assessment 585 5.000 05/01/39 593
Mangrove Point & Mangrove Manor Community Development District Special
Assessment 185 3.800 05/01/27 183
McJunkin Parkland Community Development District Special Assessment (Þ) 445 4.750 11/01/29 446
Meadow View at Twin Creeks Community Development District Special Assessment 440 2.400 05/01/26 432
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 192
Mediterranea Community Development District Special Assessment 220 4.250 05/01/29 218
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,085
Merrick Square Community Development District Special Assessment 175 4.500 05/01/30 174
Middleton Community Development District A Special Assessment Revenue Bonds 600 4.200 05/01/39 568
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Midtown Miami Community Development District Special Assessment 1,960 5.000 05/01/37 1,926
Mirabella Community Development District Special Assessment 728 5.000 05/01/44 699
Mitchell Ranch Community Development District Special Assessment 475 3.375 12/15/30 456
Naples Reserve Community Development District Special Assessment (Þ) 455 4.625 11/01/29 455
North Dade Community Development District Special Assessment 92 3.500 05/01/25 92
North Dade Community Development District Special Assessment 96 3.500 05/01/26 95
North Dade Community Development District Special Assessment 100 3.500 05/01/27 99
North Dade Community Development District Special Assessment 99 3.500 05/01/28 97
North Dade Community Development District Special Assessment 327 3.750 05/01/31 318
North Dade Community Development District Special Assessment 824 4.000 05/01/38 780
North Miami Community Redevelopment Agency Revenue Bonds 270 5.000 03/01/28 280
North Miami Community Redevelopment Agency Revenue Bonds 280 5.000 03/01/34 300

See accompanying notes which are an integral part of the financial statements.
550 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Miami Community Redevelopment Agency Revenue Bonds 415 5.000 03/01/38 434
North Miami Community Redevelopment Agency Revenue Bonds 415 5.000 03/01/43 420
Orange County Health Facilities Authority Revenue Bonds 2,055 5.000 08/01/40 2,136
Orlando Utilities Commission Revenue Bonds (~)(ae)(Ê) 575 1.250 10/01/28 517
Pacific Ace Community Development District Special Assessment 375 4.450 05/01/31 376
Palm Beach County Educational Facilities Authority Revenue Bonds 1,000 5.000 10/01/34 1,040
Palm Beach County Educational Facilities Authority Revenue Bonds 300 5.000 10/01/43 299
Palm Beach County Health Facilities Authority Revenue Bonds 150 4.000 06/01/26 150
Palm Beach County Health Facilities Authority Revenue Bonds 100 4.000 05/15/30 99
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 609
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 1,019
Palm Beach County Health Facilities Authority Revenue Bonds 200 7.500 05/15/53 222
Palm Beach County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 3,515 5.000 02/01/27 3,560
Palm Coast Park Community Development District Special Assessment 55 2.400 05/01/26 54
Palm Coast Park Community Development District Special Assessment 200 4.700 05/01/33 199
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 750
Park East Community Development District Special Assessment 150 2.400 11/01/26 144
Parker Pointe Community Development District Special Assessment 450 4.950 05/01/31 453
Parker Road Community Development District Special Assessment 60 3.100 05/01/25 60
Parker Road Community Development District Special Assessment 255 3.375 05/01/30 241
Parkview at Long Lake Ranch Community Development District Special Assessment 135 2.500 05/01/25 135
Parkway Center Community Development District Special Assessment 95 3.500 05/01/25 95
Parkway Center Community Development District Special Assessment 100 4.000 05/01/26 100
Parkway Center Community Development District Special Assessment 105 4.000 05/01/27 106
Parkway Center Community Development District Special Assessment 110 4.000 05/01/28 111
Parrish Plantation Community Development District Special Assessment 100 4.750 05/01/31 100
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 455 4.000 05/01/25 455
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 495 4.000 05/01/27 499
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 383
Peace Creek Community Development District Special Assessment 275 4.500 05/01/32 271
Pine Isle Community Development District Special Assessment (Þ) 125 2.375 12/15/26 123
Pine Isle Community Development District Special Assessment 100 4.500 06/15/30 100
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 94
Pine Isle Community Development District Special Assessment 525 5.375 06/15/43 521
Pine Isle Community Development District Special Assessment 815 5.500 06/15/53 790
Pinellas County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 365 3.300 01/01/27 364
Pioneer Ranch Community Development District Special Assessment 365 4.200 05/01/31 359
Polk County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 522 4.150 06/01/26 526
Portico Community Development District Special Assessment Revenue Bonds 25 3.250 05/01/31 23
Preston Cove Community Development District Special Assessment 200 3.250 05/01/27 197
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 318
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,438
Prosperity Lakes Community Development District Special Assessment 210 5.150 12/15/30 213
Ranches At Lake Mcleod Community Development District Special Assessment 155 4.625 06/15/30 155
Reunion East Community Development District Special Assessment 280 2.400 05/01/26 275
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 651
Reunion West Community Development District Special Assessment 75 2.600 05/01/27 73

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 551
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 387
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 377
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 370
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 397
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 365
Ridge at Apopka Community Development District Special Assessment 500 5.000 05/01/32 505
River Hall Community Development District Special Assessment 151 2.500 05/01/29 142
River Hall Community Development District Special Assessment 220 5.375 05/01/30 224
River Hall Community Development District Special Assessment 159 2.500 05/01/31 144
River Hall Community Development District Special Assessment 750 3.000 05/01/31 689
River Hall Community Development District Special Assessment 509 3.000 05/01/34 438
River Hall Community Development District Special Assessment 750 3.000 05/01/36 602
River Hall Community Development District Special Assessment 685 3.000 05/01/38 545
River Landing Community Development District Special Assessment 625 4.200 05/01/32 616
River Landing Community Development District Special Assessment 850 4.125 05/01/40 761
Rivers Edge III Community Development District Special Assessment (Þ) 105 2.400 05/01/26 103
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 281
Riverwalk Community Development District Special Assessment (Þ) 250 4.150 05/01/30 248
Riverwalk Community Development District Special Assessment 610 4.650 05/01/31 608
Rivington Community Development District Special Assessment 215 3.250 05/01/27 211
Rivington Community Development District Special Assessment 430 3.625 05/01/32 406
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 336
Rolling Hills Community Development District Special Assessment 310 3.650 05/01/32 280
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 397
Rye Crossing Community Development District Special Assessment 180 4.125 05/01/30 177
Rye Ranch Community Development District Special Assessment (Þ) 185 5.000 11/01/30 187
Sabal Palm Community Development District Special Assessment 810 5.000 05/01/34 849
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 80
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 148
Sanctuary Cove Community Development District Special Assessment 5 2.125 05/01/26 5
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 175
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 305
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 591
Sandmine Road Community Development District Special Assessment 125 2.300 11/01/26 122
Sandmine Road Community Development District Special Assessment 75 5.000 11/01/29 76
Sarasota National Community Development District Special Assessment 1,495 3.500 05/01/31 1,414
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 1,922
Savanna Lakes Community Development District Special Assessment (Þ) 175 4.250 06/15/30 173
Savanna Lakes Community Development District Special Assessment 375 4.625 06/15/31 374
Sawgrass Village Community Development District Special Assessment 100 4.875 05/01/30 101
Sawgrass Village Community Development District Special Assessment 240 5.500 05/01/43 243
Sawyers Landing Community Development District Special Assessment 295 3.250 05/01/26 292
Scenic Terrace South Community Development District Special Assessment 45 3.750 05/01/27 45
Scenic Terrace South Community Development District Special Assessment 195 5.750 11/01/30 202
School Board of Miami-Dade County (The) Certificate of Participation 5,000 5.000 05/01/31 5,000
School District of Broward County General Obligation Unlimited 885 5.000 07/01/39 936
School District of Broward County General Obligation Unlimited 590 5.000 07/01/40 620
Seaton Creek Reserve Community Development District Special Assessment (Þ) 220 4.625 06/15/30 220

See accompanying notes which are an integral part of the financial statements.
552 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sebastian Isles Community Development District Special Assessment 285 4.250 05/01/31 281
Sebastian Isles Community Development District Special Assessment 700 5.000 05/01/44 652
Sedona Point Community Development District Special Assessment 260 4.125 06/15/30 256
Seminole Improvement District Revenue Bonds 350 4.400 10/01/27 349
Seminole Improvement District Revenue Bonds 350 5.000 10/01/32 349
Seminole Improvement District Revenue Bonds 500 5.300 10/01/37 491
Seminole Palms Community Development District Special Assessment 280 4.750 05/01/30 280
Seminole Palms Community Development District Special Assessment (Þ) 700 4.450 05/01/31 693
Sherwood Manor Community Development District Special Assessment (Þ) 470 4.625 11/01/29 470
Shingle Creek at Bronson Community Development District Special Assessment 100 2.500 06/15/26 99
Siena North Community Development District Special Assessment 80 2.875 06/15/27 79
Silver Oaks Community Development District Special Assessment 300 4.700 05/01/31 300
Silver Palms West Community Development District Special Assessment 255 2.600 06/15/27 250
Silverlake Community Development District Special Assessment 175 4.500 05/01/30 174
Six Mile Creek Community Development District Special Assessment 495 4.750 05/01/30 496
Six Mile Creek Community Development District Special Assessment 250 4.300 05/01/31 246
Somerset Bay Community Development District Special Assessment (Þ) 370 4.850 05/01/31 371
Somerset Community Development District Special Assessment 215 4.000 05/01/25 215
Somerset Community Development District Special Assessment 600 4.000 05/01/26 597
Somerset Community Development District Special Assessment 625 4.000 05/01/27 617
Somerset Community Development District Special Assessment 460 4.000 05/01/32 444
Sorrento Pines Community Development District Revenue Bonds 175 4.375 05/01/30 173
South Fork East Community Development District Special Assessment 100 3.000 05/01/25 100
South Fork East Community Development District Special Assessment 258 3.000 05/01/31 242
South Fork East Community Development District Special Assessment 1,990 4.125 05/01/36 1,775
South Fork East Community Development District Special Assessment 597 3.000 05/01/38 457
South Fork East Community Development District Special Assessment 860 5.000 05/01/44 841
South Kendall Community Development District Special Assessment 230 4.000 11/01/31 214
South Village Community Development District Special Assessment Revenue Bonds 415 3.500 05/01/32 399
South Village Community Development District Special Assessment Revenue Bonds 230 3.750 05/01/38 210
Southern Groves Community Development District No. 5 Special Assessment 100 2.400 05/01/26 98
Southern Groves Community Development District No. 5 Special Assessment 700 2.800 05/01/31 637
Southshore Bay Community Development District Revenue Bonds 415 4.750 05/01/31 415
Stonegate Community Development District Special Assessment 205 3.000 05/01/25 205
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 207
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 209
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 215
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 217
Stonegate Community Development District Special Assessment 1,260 3.000 05/01/34 1,038
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,081
Stonewater Community Development District Special Assessment (Þ) 115 2.250 11/01/26 113
Stoneybrook Community Development District Special Assessment 470 3.500 05/01/32 470
Stoneybrook Community Development District Special Assessment 1,230 4.125 05/01/42 1,157
Stoneybrook North Community Development District Special Assessment 165 5.500 11/01/29 169
Stoneybrook South at Championsgate Community Development District Special
Assessment 205 4.500 06/15/30 204
Storey Drive Community Development District Special Assessment 120 2.550 06/15/27 114
Stuart Crossing Community Development District Special Assessment (Þ) 260 4.375 05/01/31 257
Summer Woods Community Development District Special Assessment 105 2.500 05/01/26 103

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 553
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Summerstone Community Development District Special Assessment (Þ) 120 2.200 05/01/26 117
Sumter County School Board Certificate of Participation (µ) 600 5.250 01/01/49 619
Sunbridge Stewardship District Special Assessment 500 5.200 05/01/42 495
Sweetwater Creek Community Development District Special Assessment (µ) 375 2.250 05/01/27 365
Talis Park Community Development District Special Assessment (Þ) 1,875 5.000 05/01/44 1,730
Tampa Bay Water Revenue Bonds 1,545 5.000 10/01/41 1,637
Tampa Bay Water Revenue Bonds 3,500 5.000 10/01/49 3,629
Tampa-Hillsborough County Expressway Authority Revenue Bonds 4,210 5.000 07/01/48 4,228
Tern Bay Community Development District Special Assessment 620 3.125 06/15/27 611
Terreno Community Development District Special Assessment 265 4.250 05/01/30 262
Timber Creek Community Development District Special Assessment (Þ) 400 4.625 11/01/29 400
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 521
Timber Creek Southwest Community Development District Special Assessment 135 2.500 06/15/25 135
Timber Creek Southwest Community Development District Special Assessment 650 3.000 06/15/30 618
Tohoqua Community Development District Special Assessment Revenue Bonds 320 3.125 05/01/31 301
Tolomato Community Development District Special Assessment 1,050 2.625 05/01/27 1,022
Tolomato Community Development District Special Assessment 275 2.875 05/01/27 269
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,478
Tolomato Community Development District Special Assessment (µ) 1,810 3.000 05/01/31 1,754
Tolomato Community Development District Special Assessment 1,500 3.200 05/01/32 1,378
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,088
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 814
Tolomato Community Development District Special Assessment (µ) 600 3.000 05/01/40 485
Tolomato Community Development District Special Assessment (µ) 1,300 4.000 05/01/40 1,243
Tolomato Community Development District Special Assessment 880 4.800 05/01/44 799
Touchstone Community Development District Special Assessment 1,800 5.500 05/01/53 1,773
Town of Davie Revenue Bonds 550 5.000 04/01/33 568
Tradition Community Development District No. 9 Special Assessment 65 2.300 05/01/26 64
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 250
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 414
Triple Creek Community Development District Special Assessment (Þ) 190 5.125 11/01/38 190
Tuckers Pointe Community Development District Special Assessment 30 3.000 05/01/27 29
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 93
Two Lakes Community Development District Special Assessment 715 5.000 05/01/33 760
Two Lakes Community Development District Special Assessment 400 5.000 05/01/44 404
Two Rivers East Community Development District Special Assessment 825 4.875 05/01/30 832
Two Rivers North Community Development District Special Assessment 80 4.625 05/01/27 80
Two Rivers North Community Development District Special Assessment 630 4.875 05/01/32 633
Union Park East Community Development District Special Assessment (Þ) 43 2.400 05/01/26 42
Varrea South Community Development District Special Assessment 300 4.250 05/01/30 296
V-Dana Community Development District Special Assessment 195 2.600 05/01/26 192
V-Dana Community Development District Special Assessment 125 3.125 05/01/31 118
V-Dana Community Development District Special Assessment 405 4.450 05/01/32 402
V-Dana Community Development District Special Assessment 500 5.375 05/01/45 501
Venetian Parc Community Development District Special Assessment 1,340 5.000 05/01/44 1,373
Veranda Community Development District II Special Assessment (Þ) 15 2.500 05/01/26 15
Veranda Community Development District II Special Assessment (Þ) 50 3.100 05/01/31 47
Veranda Landing Community Development District Special Assessment 270 4.500 06/15/30 269

See accompanying notes which are an integral part of the financial statements.
554 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Verano No. 3 Community Development District Special Assessment 40 2.375 05/01/26 39
Verano No. 3 Community Development District Special Assessment 120 3.000 05/01/31 113
Vida's Way Community Development District Special Assessment 355 4.150 05/01/31 348
Viera Stewardship District Special Assessment 155 2.300 05/01/26 152
Viera Stewardship District Special Assessment 460 2.800 05/01/31 427
Viera Stewardship District Special Assessment 300 4.600 05/01/33 297
Viera Stewardship District Special Assessment 1,000 5.300 05/01/43 985
Village Community Development District No. 12 Special Assessment Revenue Bonds 1,125 3.800 05/01/28 1,132
Village Community Development District No. 13 Special Assessment Revenue Bonds 495 1.800 05/01/26 487
Village Community Development District No. 15 Special Assessment (Þ) 175 4.250 05/01/28 176
Village Community Development District No. 15 Special Assessment (Þ) 660 4.375 05/01/33 664
Village Community Development District No. 15 Special Assessment (Þ) 200 4.850 05/01/38 204
Villages of Glen Creek Community Development District Special Assessment 100 2.700 05/01/27 97
Villamar Community Development District Special Assessment 225 4.875 05/01/30 226
Villamar Community Development District Special Assessment 255 3.625 05/01/32 242
Villamar Community Development District Special Assessment 295 3.500 11/01/32 277
Villamar Community Development District Special Assessment 895 5.625 05/01/43 906
Volusia County Educational Facility Authority Revenue Bonds 1,925 5.000 06/01/33 1,926
Volusia County Educational Facility Authority Revenue Bonds 750 5.000 06/01/35 772
Volusia County Educational Facility Authority Revenue Bonds 500 5.000 06/01/36 512
Volusia County School Board Certificate of Participation (µ) 1,280 5.000 08/01/32 1,290
Waterford Community Development District Special Assessment 250 4.375 05/01/31 247
Watergrass Community Development District II Special Assessment 200 2.000 05/01/26 194
Watergrass Community Development District II Special Assessment 635 4.450 05/01/28 633
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 937
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,239
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 988
West Hillcrest Community Development District Special Assessment 370 4.500 06/15/30 368
West Port Community Development District Special Assessment 125 4.250 05/01/27 125
West Villages Improvement District Special Assessment 280 5.250 05/01/30 284
West Villages Improvement District Special Assessment 825 3.125 05/01/31 775
West Villages Improvement District Special Assessment 740 4.500 05/01/31 734
West Villages Improvement District Special Assessment 875 5.000 05/01/35 897
West Villages Improvement District Special Assessment 905 5.750 05/01/45 932
Westside Haines City Community Development District Special Assessment 65 2.500 05/01/26 64
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 201
Westview North Community Development District Special Assessment 300 5.000 06/15/29 302
Westview South Community Development District Special Assessment 185 4.750 05/01/28 186
Whispering Pines Community Development District Special Assessment 100 5.375 05/01/43 99
Willowbrook Community Development District Special Assessment 250 4.950 05/01/31 252
Willows Community Development District Special Assessment 300 4.700 05/01/29 300
Wind Meadows South Community Development District Special Assessment 920 5.375 05/01/43 914
Windward at Lakewood Ranch Community Development District Special Assessment 245 3.250 05/01/27 241
Windward at Lakewood Ranch Community Development District Special Assessment 545 3.625 05/01/32 514
Windward at Lakewood Ranch Community Development District Special Assessment 105 4.000 05/01/42 89
Wiregrass II Community Development District Special Assessment 240 4.800 05/01/32 240
Woodcreek Community Development District Special Assessment 600 5.350 05/01/45 572
346,783
Georgia - 3.5%

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 555
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Athens-Clarke County Unified Government Development Authority Revenue Bonds 850 3.000 06/15/39 730
Atlanta Development Authority (The) Revenue Bonds 1,550 5.250 07/01/40 1,551
Atlanta Development Authority (The) Tax Allocation (Þ) 500 5.000 04/01/34 493
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 785 2.375 07/01/26 775
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 2,080 2.875 07/01/31 1,846
Atlanta Urban Residential Finance Authority Revenue Bonds (~)(ae)(Ê) 4,700 5.000 05/01/27 4,850
Atlanta Urban Residential Finance Authority Revenue Bonds 500 3.400 02/01/29 497
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 760 3.950 12/01/32 766
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 1,000 2.875 08/01/43 996
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 8,750 5.000 07/01/41 9,214
City of Atlanta Water & Wastewater Revenue Bonds (ae) 1,000 5.000 11/01/33 1,000
City of Atlanta Water & Wastewater Revenue Bonds 8,370 5.000 11/01/40 8,374
Columbus County Housing Authority Revenue Bonds (~)(ae)(Ê) 400 3.300 11/01/27 400
County of Fulton Water & Sewerage Revenue Bonds 1,000 4.000 01/01/35 991
Coweta County Water & Sewage Authority Revenue Bonds 160 4.000 06/01/46 148
Coweta County Water & Sewage Authority Revenue Bonds 325 5.000 06/01/49 339
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 5,425 3.375 03/12/27 5,377
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 750 3.700 06/13/28 749
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 9,350 3.600 02/01/30 9,318
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 800 2.875 12/01/49 797
Development Authority of Monroe County (The) Revenue Bonds (~)(ae)(Ê) 2,200 3.875 10/01/48 2,204
Development Authority of Monroe County (The) Revenue Bonds (~)(ae)(Ê) 250 1.000 07/01/49 238
East Palm Drive Community Development District Special Assessment 375 4.375 06/15/31 372
Gainesville & Hall County Hospital Authority Revenue Bonds 2,000 5.000 10/15/30 2,155
Gwinnett County School District General Obligation Unlimited 7,500 5.000 08/01/25 7,537
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 2,350 4.000 11/01/25 2,341
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 550 4.000 11/01/26 544
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 1,210 4.000 11/01/27 1,183
Main Street Natural Gas, Inc. Revenue Bonds 2,800 5.000 05/15/29 2,908
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,150 5.000 04/01/31 6,408
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 9,750 5.000 09/01/31 10,207
Main Street Natural Gas, Inc. Revenue Bonds 5,450 5.000 12/01/31 5,645
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,675 5.000 06/01/32 7,042
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 24,750 5.000 12/01/32 25,642
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,000 4.000 07/01/52 1,995
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 09/01/52 1,484
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,000 5.000 12/01/52 6,183
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 7,000 5.000 06/01/53 7,229
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 7,670 5.000 07/01/53 7,984
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 36,000 4.608 12/01/53 35,610
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 840 5.000 12/01/53 876
Municipal Electric Authority of Georgia Revenue Bonds 1,195 5.000 01/01/48 1,181
Municipal Electric Authority of Georgia Revenue Bonds 2,000 5.000 07/01/52 2,014
Paulding County Hospital Authority Revenue Bonds (µ) 1,975 4.000 04/01/41 1,852
Private Colleges & Universities Authority Revenue Bonds 350 5.000 10/01/29 376
Private Colleges & Universities Authority Revenue Bonds 750 4.000 04/01/39 722
State of Georgia General Obligation Unlimited 9,585 5.000 07/01/25 9,616
Sunbridge Stewardship District Special Assessment 120 4.500 05/01/27 120

See accompanying notes which are an integral part of the financial statements.
556 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sunbridge Stewardship District Special Assessment 350 5.000 05/01/32 352
Sunbridge Stewardship District Special Assessment 920 5.400 05/01/42 920
Upper Oconee Basin Water Authority Revenue Bonds 1,000 5.000 07/01/55 1,032
Warner Robins Housing Authority Resident Council Corp. Revenue Bonds (~)(ae)(Ê) 315 5.000 02/01/28 326
203,509
Guam - 0.6%
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/30 212
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/32 107
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/33 108
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/34 108
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/37 213
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/38 212
Antonio B Won Pat International Airport Authority Revenue Bonds 290 5.000 10/01/39 306
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/40 209
Antonio B Won Pat International Airport Authority Revenue Bonds 410 5.000 10/01/41 427
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/42 208
Antonio B Won Pat International Airport Authority Revenue Bonds 245 5.000 10/01/43 253
Guam Business Privilege Tax Revenue Bonds 75 5.000 01/01/28 77
Guam Business Privilege Tax Revenue Bonds 7,725 5.000 11/15/28 7,747
Guam Business Privilege Tax Revenue Bonds 100 5.000 01/01/29 103
Guam Business Privilege Tax Revenue Bonds 300 5.000 01/01/31 314
Guam Business Privilege Tax Revenue Bonds 5,980 4.000 01/01/36 5,722
Guam Department of Education Certificate of Participation 265 4.250 02/01/30 262
Guam Government Waterworks Authority Revenue Bonds 375 5.000 07/01/25 376
Guam Government Waterworks Authority Revenue Bonds 605 5.000 07/01/29 618
Guam Government Waterworks Authority Revenue Bonds 1,325 5.000 07/01/37 1,376
Guam Government Waterworks Authority Revenue Bonds 1,360 5.000 07/01/40 1,364
Guam Government Waterworks Authority Revenue Bonds 2,000 5.000 01/01/46 1,975
Guam Power Authority Revenue Bonds 375 5.000 10/01/29 393
Guam Power Authority Revenue Bonds 1,825 5.000 10/01/34 1,864
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,743
Guam Power Authority Revenue Bonds 425 5.000 10/01/41 436
Territory of Guam Revenue Bonds 50 5.000 11/01/27 51
Territory of Guam Revenue Bonds 50 5.000 11/01/28 52
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 2,016
Territory of Guam Revenue Bonds 50 5.000 11/01/29 52
Territory of Guam Revenue Bonds 175 5.000 11/01/30 183
Territory of Guam Revenue Bonds 2,535 5.000 12/01/32 2,543
Territory of Guam Revenue Bonds 555 5.000 12/01/35 556
Territory of Guam Revenue Bonds 980 5.000 12/01/36 982
34,168
Hawaii - 0.2%
City & County Honolulu Wastewater System Revenue Bonds 1,575 5.000 07/01/36 1,596
City & County of Honolulu Revenue Bonds (~)(ae)(Ê) 1,270 5.000 06/01/27 1,289
Hawaii State General Obligation Unlimited 1,500 5.000 01/01/37 1,558
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 281
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 249
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 363
State of Hawaii Airports System Revenue Bonds 725 5.000 07/01/38 796

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 557
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Hawaii Airports System Revenue Bonds 6,500 5.000 07/01/49 6,674
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 600 5.000 07/01/34 599
State of Hawaii Department of Budget & Finance Revenue Bonds 1,400 3.200 07/01/39 1,144
14,549
Idaho - 0.2%
City of Boise City Airport Revenue Bonds 1,000 5.000 09/01/51 1,017
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,092
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,043
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,339
Idaho Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 03/01/35 1,076
Idaho Housing & Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,672
Idaho Housing & Finance Association Revenue Bonds 635 3.000 05/01/32 610
10,849
Illinois - 10.6%
Berwyn Municipal Securitization Corp. Revenue Bonds (µ) 1,000 5.000 01/01/35 1,049
Carol Stream Park District General Obligation Unlimited (µ)(ae) 200 5.000 01/01/37 202
Carol Stream Park District General Obligation Unlimited (µ) 630 5.000 01/01/37 634
Champaign Community Unit School District No.4 General Obligation Unlimited 50
Zero
coupon 01/01/26 49
Champaign Community Unit School District No.4 General Obligation Unlimited 25
Zero
coupon 01/01/27 24
Champaign Community Unit School District No.4 General Obligation Unlimited 35
Zero
coupon 01/01/28 32
Champaign Community Unit School District No.4 General Obligation Unlimited 565 5.000 01/01/32 585
Champaign Community Unit School District No.4 General Obligation Unlimited 260 5.000 01/01/33 269
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 265 5.750 04/01/34 272
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 785 5.000 04/01/46 752
Chicago Board of Education General Obligation Unlimited (µ) 675 5.000 12/01/25 681
Chicago Board of Education General Obligation Unlimited (µ) 15,875 5.000 12/01/27 16,368
Chicago Board of Education General Obligation Unlimited (µ) 10,880
Zero
coupon 12/01/28 9,402
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 2,855
Chicago Board of Education General Obligation Unlimited (µ) 3,630
Zero
coupon 12/01/30 2,838
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,184
Chicago Board of Education General Obligation Unlimited 3,575 5.000 12/01/31 3,592
Chicago Board of Education General Obligation Unlimited (µ) 6,500 5.000 12/01/32 6,626
Chicago Board of Education General Obligation Unlimited 7,875 5.000 12/01/33 7,890
Chicago Board of Education General Obligation Unlimited 1,465 5.250 12/01/35 1,465
Chicago Board of Education General Obligation Unlimited 3,860 5.000 12/01/37 3,814
Chicago Board of Education General Obligation Unlimited 1,250 5.000 12/01/38 1,229
Chicago Board of Education General Obligation Unlimited 3,375 5.000 12/01/39 3,305
Chicago Board of Education General Obligation Unlimited 250 5.250 12/01/39 248
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,188
Chicago Board of Education General Obligation Unlimited 3,420 5.000 12/01/46 3,226
Chicago Board of Education General Obligation Unlimited 6,875 5.000 12/01/47 6,498
Chicago Board of Education Revenue Bonds 10,000 5.750 04/01/33 10,276
Chicago Board of Education Revenue Bonds 250 5.000 04/01/34 252
Chicago Board of Education Revenue Bonds 325 5.000 04/01/35 326
Chicago Board of Education Revenue Bonds 415 5.000 04/01/36 416
Chicago Board of Education Revenue Bonds 225 5.000 04/01/37 226

See accompanying notes which are an integral part of the financial statements.
558 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Midway International Airport Revenue Bonds (µ) 5,000 5.000 01/01/35 5,372
Chicago Midway International Airport Revenue Bonds 4,000 5.000 01/01/41 4,010
Chicago Midway International Airport Revenue Bonds 8,420 5.000 01/01/46 8,421
Chicago O'Hare International Airport Revenue Bonds 5,345 4.000 01/01/34 5,372
Chicago O'Hare International Airport Revenue Bonds 1,210 5.000 01/01/36 1,295
Chicago O'Hare International Airport Revenue Bonds 6,500 4.000 01/01/37 6,416
Chicago O'Hare International Airport Revenue Bonds (µ) 3,515 4.000 01/01/37 3,469
Chicago O'Hare International Airport Revenue Bonds 7,045 5.000 01/01/37 7,149
Chicago O'Hare International Airport Revenue Bonds 6,950 5.000 01/01/39 7,175
Chicago O'Hare International Airport Revenue Bonds 1,200 5.000 01/01/39 1,290
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/40 1,066
Chicago O'Hare International Airport Revenue Bonds (µ) 1,700 5.250 01/01/40 1,826
Chicago O'Hare International Airport Revenue Bonds 6,810 5.000 01/01/41 7,138
Chicago O'Hare International Airport Revenue Bonds 400 4.000 01/01/42 374
Chicago O'Hare International Airport Revenue Bonds 3,150 5.000 01/01/42 3,319
Chicago O'Hare International Airport Revenue Bonds (µ) 1,000 5.250 01/01/42 1,065
Chicago O'Hare International Airport Revenue Bonds 3,900 5.000 01/01/43 4,084
Chicago O'Hare International Airport Revenue Bonds 3,250 5.250 01/01/44 3,450
Chicago O'Hare International Airport Revenue Bonds 2,300 5.000 01/01/45 2,388
Chicago O'Hare International Airport Revenue Bonds 6,830 5.000 01/01/48 7,008
Chicago Park District General Obligation Limited (µ) 5,000 4.000 01/01/32 5,028
Chicago Park District General Obligation Limited (µ) 6,810 4.000 01/01/33 6,811
Chicago Park District General Obligation Limited 1,000 5.000 01/01/38 1,065
Chicago Park District General Obligation Limited (µ) 3,145 4.000 01/01/39 2,936
Chicago Park District General Obligation Limited (µ) 14,300 5.000 01/01/44 14,561
Chicago Park District General Obligation Limited 2,680 5.250 01/01/46 2,774
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,870 5.000 01/01/26 3,911
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,895 5.000 01/01/28 4,044
Chicago Sales Tax Securitization Corp. Revenue Bonds 10,035 5.000 01/01/29 10,533
Chicago Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/31 20,210
Chicago Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 681
Chicago Sales Tax Securitization Corp. Revenue Bonds 4,600 5.000 01/01/43 4,790
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 1,250 5.000 06/01/27 1,293
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 2,730 5.000 12/01/41 2,875
City of Belleville Sales Tax Revenue Tax Allocation 320 3.750 07/01/41 296
City of Calumet City General Obligation Unlimited (µ) 715 5.500 03/01/29 762
City of Calumet City General Obligation Unlimited (µ) 795 5.500 03/01/31 857
City of Calumet City General Obligation Unlimited (µ) 400 5.500 03/01/36 426
City of Calumet City General Obligation Unlimited (µ) 545 5.500 03/01/37 580
City of Calumet City General Obligation Unlimited (µ) 1,725 4.500 03/01/43 1,681
City of Chicago General Obligation Unlimited (µ) 2,650
Zero
coupon 01/01/27 2,502
City of Chicago General Obligation Unlimited 670 5.000 01/01/28 684
City of Chicago General Obligation Unlimited 4,675 5.000 01/01/29 4,784
City of Chicago General Obligation Unlimited 870 5.000 01/01/31 886
City of Chicago General Obligation Unlimited 4,000 5.000 01/01/32 4,121
City of Chicago General Obligation Unlimited 225 4.000 01/01/35 212
City of Chicago General Obligation Unlimited 600 5.000 01/01/35 611
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 3,556

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 559
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago General Obligation Unlimited 4,750 6.000 01/01/38 4,834
City of Chicago General Obligation Unlimited 5,750 5.500 01/01/40 5,923
City of Chicago General Obligation Unlimited 660 5.500 01/01/43 671
City of Chicago General Obligation Unlimited 4,290 5.000 01/01/44 4,125
City of Chicago General Obligation Unlimited 2,325 5.250 01/01/45 2,326
City of Chicago General Obligation Unlimited 1,465 5.500 01/01/49 1,470
City of Chicago Revenue Bonds (~)(ae)(Ê) 3,000 5.000 11/01/25 3,025
City of Chicago Special Assessment (Þ) 300 3.200 12/01/29 281
City of Chicago Special Assessment (Þ) 325 3.290 12/01/30 302
City of Chicago Special Assessment (Þ) 348 3.380 12/01/31 321
City of Chicago Special Assessment (Þ) 275 3.450 12/01/32 251
City of Chicago Wastewater Transmission Revenue Bonds (µ) 2,420 5.000 01/01/32 2,607
City of Chicago Wastewater Transmission Revenue Bonds (µ) 200 5.000 01/01/36 213
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 5,007
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,050 5.000 01/01/37 1,113
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,000 5.000 01/01/40 1,053
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,350 5.000 01/01/41 1,411
City of Chicago Waterworks Revenue Bonds 1,100 5.000 11/01/26 1,131
City of Country Club Hills General Obligation Unlimited (µ) 1,000 4.000 12/01/29 997
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/37 1,060
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/38 1,053
City of Joliet General Obligation Unlimited (µ) 1,080 5.250 12/15/40 1,145
City of Joliet General Obligation Unlimited (µ) 1,195 5.500 12/15/42 1,268
City of Joliet General Obligation Unlimited (µ) 2,725 5.500 12/15/44 2,889
City of Peoria General Obligation Unlimited (µ) 120 5.000 01/01/29 126
City of Peoria General Obligation Unlimited (µ) 200 5.000 01/01/31 208
City of Springfield Electric Revenue Bonds (µ) 10,000 3.000 03/01/38 8,517
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,568
Cook County School District No. 135 Orland General Obligation Limited 315 5.000 12/01/27 328
Cook County School District No. 135 Orland General Obligation Limited 215 5.000 12/01/28 227
Cook County School District No. 135 Orland General Obligation Limited 225 5.000 12/01/29 241
County of Cook General Obligation Unlimited 1,250 5.000 11/15/29 1,337
County of Cook Sales Tax Revenue Bonds 300 5.000 11/15/32 322
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,291
County of Cook Sales Tax Revenue Bonds 2,000 4.000 11/15/37 1,946
County of Cook Sales Tax Revenue Bonds 1,630 5.000 11/15/37 1,719
County of Cook Sales Tax Revenue Bonds 270 5.000 11/15/38 284
County of Cook Sales Tax Revenue Bonds 500 4.000 11/15/39 478
County of Cook Sales Tax Revenue Bonds 460 4.000 11/15/41 427
County of Cook Sales Tax Revenue Bonds 1,500 5.000 11/15/41 1,563
County of Cook Sales Tax Revenue Bonds 1,385 5.000 11/15/42 1,435
Governors State University Certificate of Participation (µ) 500 5.000 07/01/25 501
Illinois Development Finance Authority Revenue Bonds 2,500
Zero
coupon 07/15/25 2,481
Illinois Finance Authority Revenue Bonds 300 4.000 10/15/25 299
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 462
Illinois Finance Authority Revenue Bonds (ae) 3,200 5.000 01/01/27 3,294
Illinois Finance Authority Revenue Bonds 500 5.000 02/15/27 507

See accompanying notes which are an integral part of the financial statements.
560 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 580 5.000 02/15/27 4
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 479
Illinois Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,019
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 257
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 407
Illinois Finance Authority Revenue Bonds 520 5.000 08/01/29 532
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 323
Illinois Finance Authority Revenue Bonds 625 5.000 08/01/30 642
Illinois Finance Authority Revenue Bonds 630 5.000 08/15/30 678
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 256
Illinois Finance Authority Revenue Bonds 225 5.000 08/01/31 234
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 327
Illinois Finance Authority Revenue Bonds 245 5.000 08/01/32 255
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/32 1,053
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 509
Illinois Finance Authority Revenue Bonds 695 5.000 09/01/33 727
Illinois Finance Authority Revenue Bonds 305 5.000 10/01/33 317
Illinois Finance Authority Revenue Bonds 1,725 5.000 08/15/34 1,839
Illinois Finance Authority Revenue Bonds 230 5.000 09/01/34 240
Illinois Finance Authority Revenue Bonds 520 5.000 09/01/35 540
Illinois Finance Authority Revenue Bonds 1,000 5.000 03/01/36 1,003
Illinois Finance Authority Revenue Bonds 3,250 5.250 04/01/38 3,579
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/38 992
Illinois Finance Authority Revenue Bonds (Þ) 1,300 5.250 08/01/38 1,354
Illinois Finance Authority Revenue Bonds 790 5.000 09/01/38 813
Illinois Finance Authority Revenue Bonds 1,000 5.250 04/01/39 1,087
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/39 982
Illinois Finance Authority Revenue Bonds 750 5.500 10/01/39 792
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 200 3.875 05/01/40 200
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 90
Illinois Finance Authority Revenue Bonds 100 4.000 11/01/41 90
Illinois Finance Authority Revenue Bonds 1,500 5.000 07/01/42 1,610
Illinois Finance Authority Revenue Bonds 500 5.000 07/01/43 532
Illinois Finance Authority Revenue Bonds 11,485 5.000 08/15/44 11,490
Illinois Finance Authority Revenue Bonds (Þ) 155 6.000 10/01/45 154
Illinois Finance Authority Revenue Bonds 200 5.000 09/01/46 197
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/47 475
Illinois Finance Authority Revenue Bonds 1,915 5.250 10/01/49 1,978
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/52 4,098
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 1,415 4.000 06/01/26 1,415
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 4,240 5.000 11/01/26 4,342
Illinois Housing Development Authority Revenue Bonds (~)(Ê) 4,730 5.000 02/01/27 4,789
Illinois Housing Development Authority Revenue Bonds 725 4.250 10/01/39 718
Illinois Housing Development Authority Revenue Bonds 2,575 4.375 10/01/41 2,537
Illinois Housing Development Authority Revenue Bonds 3,460 4.450 04/01/43 3,264
Illinois Housing Development Authority Revenue Bonds 590 4.700 10/01/44 594
Illinois Housing Development Authority Revenue Bonds 1,190 4.000 10/01/49 1,190
Illinois Housing Development Authority Revenue Bonds 2,025 3.000 04/01/51 1,967

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 561
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Housing Development Authority Revenue Bonds 4,800 6.000 10/01/55 5,236
Illinois Municipal Electric Agency Revenue Bonds 4,500 4.000 02/01/34 4,316
Illinois Sports Facilities Authority (The) Revenue Bonds 925 5.000 06/15/30 953
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,001
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,031
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 01/01/37 5,002
Illinois State Toll Highway Authority Revenue Bonds 7,425 5.000 01/01/38 7,424
Illinois State Toll Highway Authority Revenue Bonds 5,650 5.000 01/01/39 5,650
Illinois State Toll Highway Authority Revenue Bonds 9,195 5.000 01/01/40 9,202
Illinois State Toll Highway Authority Revenue Bonds 1,175 5.000 01/01/42 1,194
Jersey & Greene County Community Unit School District No. 100 Jerseyville General
Obligation Unlimited (µ) 1,100 5.000 12/01/27 1,108
Kane County School District No. 131 Aurora East Side General Obligation (µ) 3,920 5.000 12/01/27 4,078
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/28 2,070
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/29 2,068
Lake County Community Consolidated School District No. 34 Antioch General
Obligation Unlimited 5,750 5.000 01/01/47 5,853
Metropolitan Pier & Exposition Authority Revenue Bonds 1,615 4.000 12/15/26 1,629
Metropolitan Pier & Exposition Authority Revenue Bonds 380 4.000 12/15/27 384
Metropolitan Pier & Exposition Authority Revenue Bonds 355 5.000 12/15/27 368
Metropolitan Pier & Exposition Authority Revenue Bonds 800 5.000 06/15/29 828
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 305
Zero
coupon 12/15/29 252
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,705
Zero
coupon 06/15/30 4,604
Metropolitan Pier & Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,343
Metropolitan Pier & Exposition Authority Revenue Bonds 555 5.000 12/15/31 573
Metropolitan Pier & Exposition Authority Revenue Bonds 600 5.000 12/15/33 617
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,540
Zero
coupon 06/15/34 1,681
Metropolitan Pier & Exposition Authority Revenue Bonds 500 5.000 12/15/34 514
Metropolitan Pier & Exposition Authority Revenue Bonds 540 2.169 12/15/37 401
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,000
Zero
coupon 12/15/40 961
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 1.730 12/15/42 1,012
Metropolitan Pier & Exposition Authority Revenue Bonds 1,250 4.000 12/15/42 1,090
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 600
Zero
coupon 06/15/44 234
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 1.452 12/15/47 1,082
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 3,475
Zero
coupon 12/15/56 644
Metropolitan Water Reclamation District of Greater Chicago General Obligation
Unlimited 1,500 5.000 12/01/45 1,506
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/27 333
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/29 338
Northern Illinois University Revenue Bonds (µ) 450 5.000 10/01/31 473
Sales Tax Securitization Corp. Revenue Bonds 6,385 5.000 01/01/27 6,547
Sales Tax Securitization Corp. Revenue Bonds 1,000 5.000 01/01/28 1,038
Sales Tax Securitization Corp. Revenue Bonds 5,955 5.000 01/01/32 6,125
Sales Tax Securitization Corp. Revenue Bonds 1,000 5.000 01/01/36 1,066
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 720 5.500 02/01/38 781

See accompanying notes which are an integral part of the financial statements.
562 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/43 499
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/47 493
South Sangamon Water Commission General Obligation Unlimited (µ) 175 4.000 01/01/33 177
South Sangamon Water Commission General Obligation Unlimited (µ) 55 4.000 01/01/34 55
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/35 50
South Sangamon Water Commission General Obligation Unlimited (µ) 60 4.000 01/01/37 59
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,472
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 851
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,013
Southwestern Illinois Development Authority Revenue Bonds (µ) 2,545 5.500 12/01/39 2,738
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 135 5.000 01/01/26 136
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 250 5.000 01/01/29 262
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 300 5.000 01/01/38 321
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 350 5.000 01/01/40 370
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited 220 5.000 01/01/41 231
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 525 5.000 01/01/43 547
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited 600 5.000 01/01/44 622
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 400 5.000 01/01/49 408
State of Illinois General Obligation Unlimited 4,250 5.000 11/01/25 4,281
State of Illinois General Obligation Unlimited 1,490 5.000 11/01/26 1,522
State of Illinois General Obligation Unlimited 1,155 5.000 11/01/27 1,194
State of Illinois General Obligation Unlimited 1,610 5.000 10/01/28 1,681
State of Illinois General Obligation Unlimited 11,210 5.000 11/01/28 11,550
State of Illinois General Obligation Unlimited 4,085 5.000 03/01/29 4,285
State of Illinois General Obligation Unlimited 3,200 5.000 10/01/29 3,329
State of Illinois General Obligation Unlimited 6,810 5.000 11/01/29 7,006
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,501
State of Illinois General Obligation Unlimited 1,875 5.000 03/01/30 1,984
State of Illinois General Obligation Unlimited 600 5.500 05/01/30 637
State of Illinois General Obligation Unlimited 1,300 5.000 05/01/32 1,339
State of Illinois General Obligation Unlimited 400 4.000 11/01/34 392
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 115
State of Illinois General Obligation Unlimited 490 5.250 05/01/38 518
State of Illinois General Obligation Unlimited 650 5.000 02/01/39 677
State of Illinois General Obligation Unlimited 1,375 5.000 05/01/39 1,434
State of Illinois General Obligation Unlimited 805 5.250 05/01/39 847
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 922
State of Illinois General Obligation Unlimited 825 4.000 10/01/40 749
State of Illinois General Obligation Unlimited 1,250 5.000 05/01/41 1,278
State of Illinois General Obligation Unlimited (µ) 1,675 4.000 06/01/41 1,536
State of Illinois General Obligation Unlimited 720 5.000 05/01/42 725
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 723
State of Illinois General Obligation Unlimited 1,125 5.500 03/01/47 1,162

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 563
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois Sales Tax Revenue Bonds 2,000 5.000 06/15/25 2,004
Town of Cicero General Obligation Unlimited (µ) 1,010 5.000 01/01/26 1,020
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,657
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,166
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,326
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,055
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 410 5.625 03/01/43 401
Village of Bradley General Obligation Unlimited (µ) 1,000 5.000 12/15/40 1,034
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 627
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 635
Village of Rosemont General Obligation Unlimited (µ) 1,430 5.000 12/01/26 1,466
Village of Rosemont General Obligation Unlimited (µ) 1,500 5.000 12/01/27 1,559
Volo Village Special Service Area No. 3 & 6 Special Tax (µ) 1,094 5.000 03/01/34 1,102
Will County Forest Preserve District General Obligation Limited 500 5.000 12/15/41 524
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 355 5.000 01/01/35 379
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 765 5.250 01/01/39 817
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,030 5.250 01/01/40 1,093
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 4,700 5.500 01/01/47 4,936
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 1,450 5.000 12/01/25 1,464
613,503
Indiana - 1.4%
Avon Community School Building Corp. Revenue Bonds 1,000 5.500 07/15/40 1,095
Brownsburg 1999 School Building Corp. Revenue Bonds 1,540 5.500 07/15/40 1,654
Brownsburg 1999 School Building Corp. Revenue Bonds 1,900 5.000 07/15/41 1,991
Brownsburg 1999 School Building Corp. Revenue Bonds 4,810 5.500 07/15/42 5,118
City of Rockport Pollution Control Revenue Bonds 1,500 3.050 06/01/25 1,499
City of Rockport Pollution Control Revenue Bonds 1,275 3.125 07/01/25 1,273
Evansville Waterworks District Revenue Bonds (µ) 500 5.000 01/01/37 532
Indiana Finance Authority Revenue Bonds 1,500 4.125 12/01/26 1,507
Indiana Finance Authority Revenue Bonds 25 4.000 07/01/30 25
Indiana Finance Authority Revenue Bonds 1,000 3.000 11/01/30 953
Indiana Finance Authority Revenue Bonds 800 5.000 06/01/38 826
Indiana Finance Authority Revenue Bonds 675 5.000 10/01/38 730
Indiana Finance Authority Revenue Bonds 170 5.000 03/01/39 178
Indiana Finance Authority Revenue Bonds 175 5.000 03/01/40 182
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 39
Indiana Finance Authority Revenue Bonds 23,285 5.000 12/01/40 23,292
Indiana Finance Authority Revenue Bonds 115 5.000 03/01/41 118
Indiana Finance Authority Revenue Bonds 1,500 5.000 10/01/42 1,594
Indiana Finance Authority Revenue Bonds 855 5.000 06/01/43 857
Indiana Finance Authority Revenue Bonds 325 5.250 11/15/46 325
Indiana Finance Authority Revenue Bonds 750 4.250 03/01/49 651
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 400 2.100 11/01/49 387
Indiana Housing & Community Development Authority Revenue Bonds (~)(ae)(Ê) 3,055 5.000 10/01/26 3,076
Indiana Housing & Community Development Authority Revenue Bonds (~)(ae)(Ê) 615 3.300 01/01/28 610
Indiana Municipal Power Agency Revenue Bonds (µ) 5,685 5.000 01/01/43 5,981
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 2,650 5.000 01/01/48 2,715
IPS Multi-School Building Corp. Revenue Bonds 2,500 5.250 07/15/42 2,617

See accompanying notes which are an integral part of the financial statements.
564 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Northwestern School Building Corp. Revenue Bonds 800 6.000 07/15/39 892
Northwestern School Building Corp. Revenue Bonds 1,000 6.000 07/15/41 1,104
South Bend Redevelopment Authority Revenue Bonds 2,735 4.000 08/01/38 2,612
South Bend Redevelopment Authority Revenue Bonds 270 4.250 08/01/43 251
Terre Haute Sanitary District Revenue Bonds (µ) 2,890 5.000 07/01/37 3,046
Terre Haute Sanitary District Revenue Bonds (µ) 1,000 5.000 07/01/39 1,044
Terre Haute Sanitary District Revenue Bonds (µ) 1,910 5.000 07/01/40 1,983
Terre Haute Sanitary District Revenue Bonds (µ) 1,000 5.000 07/01/41 1,033
Terre Haute Sanitary District Revenue Bonds (µ) 1,700 5.000 07/01/42 1,754
Tri-Creek 2002 High School Building Corp. Revenue Bonds 3,720 5.500 07/15/41 4,056
Tri-Creek 2002 High School Building Corp. Revenue Bonds 4,930 5.500 07/15/43 5,320
82,920
Iowa - 0.8%
City of Coralville General Obligation Unlimited (µ) 735 5.000 05/01/36 760
City of Coralville General Obligation Unlimited (µ) 1,400 5.000 05/01/38 1,439
City of Coralville General Obligation Unlimited (µ) 2,265 5.000 05/01/40 2,309
City of Coralville General Obligation Unlimited (µ) 1,650 5.000 05/01/41 1,676
City of Coralville General Obligation Unlimited (µ) 1,170 5.000 06/01/42 1,204
City of Coralville General Obligation Unlimited (µ) 1,010 5.000 06/01/43 1,036
City of Coralville Revenue Bonds 860 5.000 05/01/42 876
City of Des Moines General Obligation Unlimited 1,480 1.500 06/01/34 1,137
City of Orange Sewer Revenue Bonds (µ) 440 4.000 06/01/34 438
City of Waterloo General Obligation Unlimited 700 4.500 06/01/27 708
Iowa City Community School District General Obligation Unlimited 2,000 2.500 06/01/38 1,584
Iowa Finance Authority Revenue Bonds (ae) 1,000 5.000 12/01/32 1,111
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 2,520 5.000 12/01/32 2,795
Iowa Finance Authority Revenue Bonds 675 5.000 05/15/43 676
Iowa Finance Authority Revenue Bonds 2,500 4.500 07/01/44 2,390
Iowa Finance Authority Revenue Bonds 375 5.000 05/15/47 363
Iowa Finance Authority Revenue Bonds 400 5.000 05/15/48 377
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 1,500 4.000 12/01/50 1,565
Iowa Finance Authority Revenue Bonds 5,300 6.250 07/01/54 5,775
Iowa Higher Education Loan Authority Revenue Bonds 225 4.000 10/01/35 208
Iowa Higher Education Loan Authority Revenue Bonds 365 5.000 10/01/35 373
Iowa Higher Education Loan Authority Revenue Bonds 370 5.000 10/01/36 377
Iowa Higher Education Loan Authority Revenue Bonds 400 5.000 10/01/37 407
Iowa Higher Education Loan Authority Revenue Bonds 655 5.250 10/01/40 659
Iowa Higher Education Loan Authority Revenue Bonds 250 5.000 10/01/45 233
State of Iowa Board of Regents Revenue Bonds 7,000 4.125 09/01/42 6,674
State of Iowa Board of Regents Revenue Bonds 3,250 4.250 09/01/43 3,093
State of Iowa Board of Regents Revenue Bonds 3,500 4.375 09/01/45 3,334
West Des Moines Community School District Infrastructure Sales Services & Use Tax
Revenue Bonds (µ) 2,265 6.000 07/01/29 2,408
45,985
Kansas - 0.3%
Butler County Unified School District No. 490 El Dorado General Obligation
Unlimited (µ) 1,375 3.000 09/01/39 1,112
City of Burlington Revenue Bonds (~)(ae)(Ê) 1,225 4.300 06/01/26 1,235
City of Manhattan Revenue Bonds 125 4.000 06/01/36 110
City of Prairie Village Tax Allocation 820 3.125 04/01/36 758

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 565
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ)(ae) 85 5.000 09/01/35 89
Kansas Development Finance Authority Revenue Bonds (~)(ae)(Ê) 6,795 5.000 06/01/27 6,958
Kansas Development Finance Authority Revenue Bonds (~)(ae)(Ê) 165 5.000 09/01/27 171
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,110 5.000 04/01/31 1,120
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/32 1,009
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,003
Wyandotte County City Unified Government Revenue Bonds 1,255 4.500 06/01/40 1,204
14,769
Kentucky - 2.0%
City of Ashland Revenue Bonds 2,565 5.000 02/01/40 2,575
County of Boone Revenue Bonds 2,750 3.700 08/01/27 2,736
County of Owen Revenue Bonds (~)(ae)(Ê) 200 3.875 06/01/40 200
Fayette County School District Finance Corp. Revenue Bonds 800 4.000 03/01/45 721
Fayette County School District Finance Corp. Revenue Bonds 850 4.000 03/01/48 744
Kentucky Asset Liability Commission Revenue Bonds 3,015 5.000 09/01/26 3,087
Kentucky Bond Development Corp. Revenue Bonds (µ) 2,300 5.000 09/01/49 2,320
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,728
Kentucky Economic Development Finance Authority Revenue Bonds 1,000 5.000 07/01/33 1,001
Kentucky Economic Development Finance Authority Revenue Bonds (~)(µ)(ae)(Ê) 7,500 5.000 08/15/35 8,208
Kentucky Economic Development Finance Authority Revenue Bonds 325 5.000 08/01/44 323
Kentucky Economic Development Finance Authority Revenue Bonds 2,105 5.000 01/01/45 2,015
Kentucky Interlocal School Transportation Association Certificate of Participation 210 4.000 03/01/26 211
Kentucky Interlocal School Transportation Association Certificate of Participation 200 4.000 03/01/27 203
Kentucky Municipal Energy Agency Revenue Bonds 2,170 5.000 01/01/36 2,357
Kentucky Municipal Energy Agency Revenue Bonds 1,000 5.000 01/01/37 1,077
Kentucky Municipal Energy Agency Revenue Bonds 390 5.000 01/01/38 416
Kentucky Municipal Energy Agency Revenue Bonds 2,350 5.000 01/01/40 2,469
Kentucky Municipal Energy Agency Revenue Bonds 1,000 5.000 01/01/41 1,042
Kentucky Municipal Energy Agency Revenue Bonds (µ) 1,150 5.000 01/01/45 1,179
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.250 12/01/29 5,243
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 8,075 5.250 02/01/32 8,534
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 33,760 5.000 08/01/32 35,323
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 2,000 4.000 02/01/50 1,993
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 470 4.000 08/01/52 466
Kentucky State Property & Building Commission Revenue Bonds 1,900 5.000 11/01/25 1,917
Kentucky State Property & Building Commission Revenue Bonds 4,725 5.000 11/01/25 4,764
Kentucky State Property & Building Commission Revenue Bonds 7,270 5.000 11/01/27 7,559
Kentucky State Property & Building Commission Revenue Bonds (µ) 2,750 5.000 05/01/31 2,861
Kentucky State Property & Building Commission Revenue Bonds (µ) 2,000 5.000 05/01/32 2,077
Louisville/Jefferson County Metropolitan Government Revenue Bonds 1,400 5.000 10/01/27 1,453
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 792
Louisville/Jefferson County Metropolitan Government Revenue Bonds 4,250 2.000 10/01/33 3,390
Louisville/Jefferson County Metropolitan Government Revenue Bonds 875 4.000 10/01/34 840
Louisville/Jefferson County Metropolitan Government Revenue Bonds (µ) 2,350 4.000 10/01/40 2,222
Louisville/Jefferson County Metropolitan Government Revenue Bonds 830 5.000 10/01/41 863
Louisville/Jefferson County Metropolitan Government Revenue Bonds 560 5.000 10/01/42 581
115,490
Louisiana - 1.7%

See accompanying notes which are an integral part of the financial statements.
566 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cameron Parish School District No. 15 General Obligation Unlimited 300 4.000 10/01/31 294
City of New Orleans Sewerage Service Revenue Bonds (ae) 1,000 5.000 06/01/25 1,001
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/36 40
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/37 39
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/38 39
City of New Orleans Sewerage Service Revenue Bonds (µ) 350 4.000 06/01/40 340
City of Shreveport General Obligation Unlimited (µ) 1,000 5.000 03/01/41 1,055
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,020 5.000 12/01/31 1,053
City of Shreveport Water & Sewer Revenue Bonds (µ) 2,955 5.000 12/01/32 2,978
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,000 5.000 12/01/33 1,007
City of Shreveport Water & Sewer Revenue Bonds (µ) 5,000 4.000 12/01/44 4,438
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 23,550 0.180 08/01/35 23,550
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 11,280 0.180 12/01/40 11,280
Greater New Orleans Expressway Commission Revenue Bonds (µ) 805 5.000 11/01/37 809
Greater New Orleans Expressway Commission Revenue Bonds (µ) 1,910 5.000 11/01/42 1,913
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 370 4.000 02/01/42 351
Juban Crossing Economic Development District Revenue Bonds 340 5.000 09/15/38 357
Juban Trails Community Development District Special Assessment 75 3.375 06/01/27 74
Juban Trails Community Development District Special Assessment 290 3.750 06/01/32 275
Lafayette Consolidated Government Revenue Bonds (µ) 700 5.000 11/01/29 705
Louisiana Housing Corp. Revenue Bonds 3,870 5.000 07/01/26 3,944
Louisiana Housing Corp. Revenue Bonds (~)(ae)(Ê) 2,000 3.750 02/01/27 2,002
Louisiana Housing Corp. Revenue Bonds 745 4.500 12/01/47 749
Louisiana Housing Corp. Revenue Bonds 1,000 6.000 06/01/55 1,085
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 325 4.250 11/15/30 323
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 7,050 3.500 11/01/32 6,675
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 470 5.000 10/01/33 491
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 4,799
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 450 5.000 11/15/44 436
Louisiana Offshore Terminal Authority Revenue Bonds 2,500 4.150 09/01/27 2,498
Louisiana Offshore Terminal Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.200 09/01/28 2,496
Louisiana Public Facilities Authority Revenue Bonds 935 5.000 10/01/32 969
Louisiana Public Facilities Authority Revenue Bonds 780 5.000 10/01/34 801
Louisiana Public Facilities Authority Revenue Bonds 1,000 5.000 10/01/35 1,024
Louisiana Public Facilities Authority Revenue Bonds 1,000 4.000 10/01/42 932
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 92
Louisiana Public Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 06/01/45 2,596
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 4,500 0.750 05/01/54 4,500
Louisiana Stadium & Exposition District Revenue Bonds 1,050 5.000 07/01/37 1,128
Louisiana Stadium & Exposition District Revenue Bonds 200 5.000 07/01/38 214
New Orleans Aviation Board Revenue Bonds (µ) 2,250 5.000 01/01/33 2,311
Parish of St. James Revenue Bonds (~)(Ê)(Þ) 1,000 6.100 06/01/30 1,057
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,410 4.050 06/01/37 1,413
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 1,008
Port New Orleans Board of Commissioners Revenue Bonds 825 5.250 04/01/55 855
State of Louisiana Gasoline & Fuels Tax Revenue Bonds (SOFR + 0.500%)(ae)(Ê) 540 3.538 05/01/43 529

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 567
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Louisiana General Obligation Unlimited 1,000 5.000 03/01/40 1,044
97,569
Maine - 0.1%
City of Portland General Airport Revenue Bonds 800 4.000 01/01/39 757
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 150 5.000 07/01/38 162
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 275 5.000 07/01/40 293
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 350 5.000 07/01/42 369
Maine Health & Higher Educational Facilities Authority Revenue Bonds 1,000 4.000 07/01/45 883
Maine State Housing Authority Revenue Bonds 470 5.000 06/15/36 488
Maine State Housing Authority Revenue Bonds 455 5.000 06/15/37 472
Maine Turnpike Authority Revenue Bonds (µ) 1,000 5.000 07/01/31 1,086
Maine Turnpike Authority Revenue Bonds (µ) 1,000 5.000 07/01/32 1,091
Maine Turnpike Authority Revenue Bonds (µ) 360 5.000 07/01/33 394
Maine Turnpike Authority Revenue Bonds (µ) 500 5.000 07/01/34 549
6,544
Maryland - 0.8%
City of Annapolis General Obligation Unlimited 1,725 4.000 08/01/27 1,760
City of Baltimore Revenue Bonds 150 4.500 06/01/33 150
City of Baltimore Revenue Bonds (µ) 1,460 4.000 07/01/36 1,452
City of Baltimore Revenue Bonds (µ) 2,030 4.000 07/01/37 1,997
City of Baltimore Revenue Bonds (µ) 605 4.000 07/01/39 579
City of Baltimore Revenue Bonds 100 4.875 06/01/42 98
City of Baltimore Revenue Bonds 1,000 5.000 07/01/49 1,015
City of Gaithersburg Revenue Bonds 675 5.000 01/01/37 692
City of Gaithersburg Revenue Bonds 600 5.125 01/01/42 607
County of Baltimore General Obligation Unlimited 500 5.000 03/01/33 531
County of Baltimore Revenue Bonds 85 4.000 01/01/32 84
County of Baltimore Revenue Bonds 70 4.000 01/01/33 68
County of Baltimore Revenue Bonds 235 4.000 01/01/34 226
County of Baltimore Revenue Bonds 245 4.000 01/01/37 229
County of Baltimore Revenue Bonds 415 4.000 01/01/38 384
County of Baltimore Revenue Bonds 365 4.000 01/01/39 337
County of Charles General Obligation Unlimited 2,870 1.625 10/01/34 2,210
County of Charles General Obligation Unlimited 1,955 1.750 10/01/35 1,477
County of Frederick Tax Allocation 890 3.250 07/01/29 869
County of Frederick Tax Allocation 500 3.750 07/01/39 436
County of Howard Tax Allocation 650 5.000 02/15/44 659
County of Prince George's Special Obligation Tax Allocation (Þ) 275 5.125 07/01/39 276
Maryland Community Development Administration Revenue Bonds 700 3.300 01/01/29 692
Maryland Community Development Administration Revenue Bonds 3,000 5.000 09/01/42 3,054
Maryland Community Development Administration Revenue Bonds 1,525 4.500 09/01/48 1,535
Maryland Department of Housing & Community Development Revenue Bonds 1,750 4.450 07/01/44 1,673
Maryland Department of Housing & Community Development Revenue Bonds 1,250 6.250 03/01/56 1,399
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,547
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê) 1,625 4.100 10/01/36 1,643
Maryland Economic Development Corp. Revenue Bonds 1,000 5.375 07/01/38 1,062
Maryland Economic Development Corp. Revenue Bonds 1,250 5.625 07/01/43 1,319
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 3,000 5.000 07/01/31 3,259

See accompanying notes which are an integral part of the financial statements.
568 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 10/01/50 1,265
Maryland Stadium Authority Revenue Bonds 2,500 5.000 05/01/47 2,520
Montgomery County Housing Opportunities Commission Revenue Bonds 3,000 3.850 07/01/34 2,941
State of Maryland Department of Transportation Revenue Bonds 3,000 5.000 12/01/26 3,092
State of Maryland General Obligation Unlimited 2,000 4.000 08/01/29 2,000
Washington Suburban Sanitary Commission Revenue Bonds 3,130 5.000 06/01/27 3,259
48,396
Massachusetts - 1.1%
City of Somerville General Obligation Unlimited 1,500 2.000 10/15/38 1,063
Commonwealth of Massachusetts General Obligation Limited (µ) 1,000 5.500 08/01/30 1,103
Commonwealth of Massachusetts General Obligation Limited 3,490 2.000 03/01/37 2,629
Commonwealth of Massachusetts General Obligation Limited 3,825 5.000 07/01/37 3,885
Commonwealth of Massachusetts General Obligation Limited 1,010 2.000 03/01/38 738
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 02/01/42 3,769
Commonwealth of Massachusetts General Obligation Limited 2,000 4.000 09/01/42 1,880
Commonwealth of Massachusetts General Obligation Limited 5,425 5.250 09/01/43 5,586
Commonwealth of Massachusetts General Obligation Limited 3,500 5.000 10/01/51 3,594
Commonwealth of Massachusetts General Obligation Unlimited 2,350 5.250 10/01/47 2,467
Commonwealth of Massachusetts Transportation Fund Revenue Bonds 3,000
Zero
coupon 07/01/31 2,377
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds 5,000 5.250 07/01/48 5,261
Massachusetts Development Finance Agency Revenue Bonds (~)(Ê) 4,500 5.000 11/01/26 4,538
Massachusetts Development Finance Agency Revenue Bonds (Þ) 825 5.000 11/15/28 855
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 1,695
Massachusetts Development Finance Agency Revenue Bonds 1,200 5.000 10/01/31 1,206
Massachusetts Development Finance Agency Revenue Bonds 1,240 5.000 10/01/32 1,244
Massachusetts Development Finance Agency Revenue Bonds 750 5.000 10/01/33 752
Massachusetts Development Finance Agency Revenue Bonds (Þ) 450 4.250 07/01/34 442
Massachusetts Development Finance Agency Revenue Bonds 835 5.000 10/01/34 831
Massachusetts Development Finance Agency Revenue Bonds 405 5.250 10/01/36 405
Massachusetts Development Finance Agency Revenue Bonds 500 5.250 10/01/37 498
Massachusetts Development Finance Agency Revenue Bonds 575 5.000 07/01/38 570
Massachusetts Development Finance Agency Revenue Bonds 1,500 5.000 10/01/38 1,667
Massachusetts Development Finance Agency Revenue Bonds 515 5.250 10/01/38 509
Massachusetts Development Finance Agency Revenue Bonds 2,000 5.000 10/01/39 2,201
Massachusetts Development Finance Agency Revenue Bonds 1,500 5.000 10/01/40 1,639
Massachusetts Development Finance Agency Revenue Bonds 1,230 5.250 01/01/41 1,279
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 417
Massachusetts Development Finance Agency Revenue Bonds 2,185 5.250 07/01/50 2,219
Massachusetts Housing Finance Agency Revenue Bonds 1,260 0.800 12/01/25 1,260
Massachusetts School Building Authority Revenue Bonds 3,655 5.000 11/15/39 3,712
62,291
Michigan - 2.1%
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 753
Center Line Public Schools General Obligation Unlimited 1,000 5.250 05/01/43 1,057
City of Detroit General Obligation Unlimited 40 5.000 04/01/26 41
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 82
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 88
City of Detroit General Obligation Unlimited 350 5.250 05/01/28 366

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 569
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 63
City of Detroit General Obligation Unlimited 800 5.250 05/01/29 845
City of Detroit General Obligation Unlimited 305 5.000 04/01/30 321
City of Detroit General Obligation Unlimited 750 5.250 05/01/30 799
City of Detroit General Obligation Unlimited 600 5.250 05/01/31 645
City of Detroit General Obligation Unlimited 730 5.250 05/01/32 788
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 503
City of Detroit General Obligation Unlimited 895 5.250 05/01/33 969
City of Detroit General Obligation Unlimited 915 5.000 04/01/34 956
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 352
City of Detroit General Obligation Unlimited 150 5.000 04/01/35 156
City of Detroit General Obligation Unlimited 350 5.500 04/01/35 372
City of Detroit General Obligation Unlimited 50 5.000 04/01/38 52
City of Detroit General Obligation Unlimited 250 5.000 04/01/39 257
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/50 990
City of Detroit Sewage Disposal System Revenue Bonds (USD 3 Month LIBOR +
0.600%)(µ)(Ê) 3,160 3.663 07/01/32 3,117
Detroit Downtown Development Authority Tax Allocation 1,375 5.000 07/01/48 1,393
Detroit Regional Convention Facility Authority Revenue Bonds 1,105 5.000 10/01/39 1,162
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 934
Eastern Michigan University Revenue Bonds (µ) 1,000 5.000 03/01/33 1,018
Ferndale Public Schools General Obligation Unlimited 1,400 5.000 05/01/46 1,431
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 2,230 4.000 05/15/27 2,217
Grand Rapids Public Schools General Obligation Unlimited (µ) 2,430 5.000 05/01/34 2,460
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/35 1,012
Grand Traverse County Hospital Finance Authority Revenue Bonds 150 5.000 07/01/25 150
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 371
Grand Traverse County Hospital Finance Authority Revenue Bonds 130 5.000 07/01/27 134
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 104
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,021
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/35 3,050
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,075 5.000 07/01/37 2,267
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/38 3,256
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,650 5.000 07/01/46 2,659
Kalamazoo Hospital Finance Authority Revenue Bonds (ae) 10 4.000 05/15/31 10
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 874
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,019
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,424
Michigan Finance Authority Revenue Bonds (ae) 2,245 5.000 05/15/25 2,246
Michigan Finance Authority Revenue Bonds 1,075 5.250 02/01/27 1,088
Michigan Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 6,495 3.875 02/01/28 6,470
Michigan Finance Authority Revenue Bonds 4,655 5.000 07/01/28 4,659
Michigan Finance Authority Revenue Bonds 1,410 5.000 07/01/29 1,411
Michigan Finance Authority Revenue Bonds (ae) 655 5.000 11/15/29 655
Michigan Finance Authority Revenue Bonds (ae) 7,385 3.750 12/01/29 7,394
Michigan Finance Authority Revenue Bonds 4,155 5.000 04/15/30 4,447
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 272
Michigan Finance Authority Revenue Bonds 1,500 5.000 11/15/32 1,524
Michigan Finance Authority Revenue Bonds 500 5.000 07/01/35 501

See accompanying notes which are an integral part of the financial statements.
570 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 585
Michigan Finance Authority Revenue Bonds 2,230 5.000 12/01/39 2,307
Michigan Finance Authority Revenue Bonds 675 5.000 06/01/40 691
Michigan Finance Authority Revenue Bonds 2,405 5.000 11/01/44 2,406
Michigan Finance Authority Revenue Bonds 350 5.500 02/28/49 369
Michigan State Building Authority Revenue Bonds 1,470 5.000 04/15/41 1,480
Michigan State Housing Development Authority Revenue Bonds (~)(ae)(Ê) 5,790 3.625 04/01/27 5,797
Michigan State Housing Development Authority Revenue Bonds 500 4.000 12/01/39 476
Michigan State Housing Development Authority Revenue Bonds 265 4.450 10/01/44 258
Michigan State Housing Development Authority Revenue Bonds 1,000 4.350 12/01/44 943
Michigan State Housing Development Authority Revenue Bonds 2,545 4.250 12/01/49 2,549
Michigan State Housing Development Authority Revenue Bonds 750 4.450 12/01/49 700
Michigan State Housing Development Authority Revenue Bonds 3,000 6.250 06/01/55 3,259
South Lyon Community Schools General Obligation Unlimited (µ) 1,570 5.000 05/01/41 1,647
South Lyon Community Schools General Obligation Unlimited (µ) 750 5.000 05/01/43 781
State of Michigan Trunk Line Revenue Bonds 10,000 5.500 11/15/44 10,917
State of Michigan Trunk Line Revenue Bonds 1,105 5.000 11/15/45 1,141
Summit Academy North Revenue Bonds 780 4.000 11/01/31 743
Wayne County Airport Authority Revenue Bonds 635 5.000 12/01/29 636
Wayne County Airport Authority Revenue Bonds 300 5.000 12/01/37 318
Wayne County Airport Authority Revenue Bonds (µ) 3,915 5.000 12/01/39 3,917
Wayne County Airport Authority Revenue Bonds (µ) 5,590 5.000 12/01/40 5,601
119,726
Minnesota - 0.5%
City of Crookston Revenue Bonds 2,410 5.000 05/01/34 1,298
City of Independence Revenue Bonds 175 4.000 07/01/31 171
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds 965 5.000 11/15/28 993
City of St. Cloud Revenue Bonds 175 5.000 05/01/48 174
City of St. Cloud Revenue Bonds 250 4.000 05/01/49 215
City of Woodbury Revenue Bonds 45 3.000 12/01/30 46
Duluth Economic Development Authority Revenue Bonds 425 5.000 06/15/30 458
Duluth Economic Development Authority Revenue Bonds 475 5.000 06/15/32 518
Duluth Economic Development Authority Revenue Bonds 390 4.000 06/15/38 379
Duluth Economic Development Authority Revenue Bonds 250 4.000 06/15/39 240
Duluth Independent School District No. 709 Certificate of Participation 395 5.000 02/01/26 401
Elk River Independent School District No. 728 General Obligation Unlimited 5,750 2.250 02/01/37 4,514
Minneapolis Special School District No. 1 General Obligation Unlimited 800 4.000 02/01/37 802
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 25
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 30
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 34
Minnesota Higher Education Facilities Authority Revenue Bonds 1,015 5.000 10/01/29 1,046
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 20
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 38
Minnesota Higher Education Facilities Authority Revenue Bonds 585 5.000 10/01/31 602
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 28
Minnesota Housing Finance Agency Revenue Bonds 1,850 6.250 01/01/55 2,027
Minnesota Housing Finance Agency Revenue Bonds 10,700 6.250 07/01/55 11,772
Port Authority of the City of St. Paul Revenue Bonds 250 3.000 10/01/34 225
Port Authority of the City of St. Paul Revenue Bonds 500 4.000 10/01/41 446

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 571
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
St. Paul Housing & Redevelopment Authority Revenue Bonds 1,075 4.250 12/01/32 1,054
27,556
Mississippi - 1.2%
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/37 1,475
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 7,975 0.140 12/01/30 7,975
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 20,080 0.180 12/01/30 20,080
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 3,440 0.250 12/01/30 3,440
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 1,498 0.700 12/01/30 1,498
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 25,330 0.700 11/01/35 25,330
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/26 100
Mississippi Development Bank Revenue Bonds (Þ) 200 5.000 10/01/27 200
Mississippi Development Bank Revenue Bonds (Þ) 300 5.000 10/01/29 297
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,006
Mississippi Development Bank Revenue Bonds 4,175 5.000 03/01/43 4,241
Mississippi Home Corp. Revenue Bonds (~)(ae)(Ê) 325 5.000 11/01/27 335
Mississippi Home Corp. Revenue Bonds 2,000 5.000 12/01/39 2,085
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,007
State of Mississippi General Obligation Unlimited 1,000 4.000 11/01/38 973
Warren County Revenue Bonds (~)(ae)(Ê) 500 1.375 05/01/34 498
71,540
Missouri - 1.4%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,024
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 136
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 87
City of Poplar Bluff Certificate of Participation 150 2.625 10/01/46 94
City of St. Louis Airport Revenue Bonds (µ) 1,000 5.000 07/01/47 1,005
City of St. Louis Airport Revenue Bonds (µ) 17,000 5.250 07/01/49 17,830
City of St. Louis Industrial Development Authority (The) Revenue Bonds 70 4.875 06/15/34 70
County of Boone Revenue Bonds 2,230 5.000 08/01/30 2,008
County of Boone Revenue Bonds 1,700 4.000 08/01/33 1,340
Jefferson City School District General Obligation Unlimited 8,050 5.500 03/01/43 8,548
Jefferson County School District No. R-1 Northwest General Obligation Unlimited 2,115 5.250 03/01/39 2,278
Jefferson County School District No. R-1 Northwest General Obligation Unlimited 1,500 5.250 03/01/41 1,599
Kansas City Industrial Development Authority Revenue Bonds (Þ) 275 5.000 06/01/46 259
Lees Summit Industrial Development Authority Revenue Bonds 225 4.325 08/15/47 214
Lees Summit Industrial Development Authority Revenue Bonds 225 4.825 08/15/47 215
Maryland Heights Industrial Development Authority Revenue Bonds 620 4.375 03/15/30 576
Metropolitan Sewer District Revenue Bonds 6,150 5.000 05/01/47 6,194
Missouri Housing Development Commission Revenue Bonds 4,700 5.750 05/01/56 5,040
Missouri Joint Municipal Electric Utility Commission Revenue Bonds 1,655 5.000 12/01/26 1,657
Missouri Southern State University Revenue Bonds 50 3.000 10/01/26 50
Missouri Southern State University Revenue Bonds 125 4.000 10/01/31 122
Missouri State Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 670 4.000 05/01/26 670
Missouri State Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 06/01/28 1,037
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,165 5.000 02/01/31 1,225
Missouri State Health & Educational Facilities Authority Revenue Bonds 50 4.000 08/01/36 45
Missouri State Health & Educational Facilities Authority Revenue Bonds 340 4.000 02/15/38 327
Missouri State Health & Educational Facilities Authority Revenue Bonds 50 4.000 08/01/41 43
Missouri State Health & Educational Facilities Authority Revenue Bonds 700 5.250 02/01/44 710

See accompanying notes which are an integral part of the financial statements.
572 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Missouri State Health & Educational Facilities Authority Revenue Bonds 350 4.000 02/15/44 311
Missouri State Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.000 05/01/52 5,217
North Kansas City School District No. 74 General Obligation Unlimited 4,000 5.250 03/01/39 4,348
North Kansas City School District No. 74 General Obligation Unlimited 2,500 5.250 03/01/40 2,702
Pattonville R-3 School District General Obligation Unlimited 640 5.250 03/01/41 682
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.000 05/01/26 25
St. Charles County School District No. R-IV Wentzville General Obligation Unlimited 10,000 1.875 03/01/39 6,905
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 2,000 5.000 10/01/45 2,048
Wright City R-II School District General Obligation Unlimited (µ) 500 6.000 03/01/36 572
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/38 1,137
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/39 1,130
Wright City R-II School District General Obligation Unlimited (µ) 900 6.000 03/01/41 1,008
80,488
Montana - 0.3%
City of Forsyth Revenue Bonds 5,370 3.875 07/01/28 5,410
City of Forsyth Revenue Bonds (~)(Ê) 2,035 3.900 03/01/31 1,995
County of Gallatin Revenue Bonds (Þ) 2,420 4.000 10/15/32 2,117
County of Gallatin Revenue Bonds (Þ) 450 4.000 10/15/36 359
County of Gallatin Revenue Bonds (Þ) 655 4.000 10/15/41 458
Montana Board of Housing Revenue Bonds (~)(ae)(Ê) 325 3.320 02/01/28 322
Montana Board of Housing Revenue Bonds 825 4.300 12/01/44 778
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 410 5.000 06/01/33 422
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,000 5.000 06/01/34 1,025
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,335 5.000 07/01/26 1,362
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,460 5.000 07/01/27 1,514
15,762
Nebraska - 0.3%
City of Lincoln Electric System Revenue Bonds 1,710 5.000 09/01/27 1,764
Nebraska State Highway Commission Revenue Bonds 1,100 4.000 06/15/41 1,075
Nebraska State Highway Commission Revenue Bonds 385 4.000 06/15/42 374
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds 4,250 5.250 02/01/42 4,253
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds 7,130 5.000 02/01/46 7,139
Omaha School District General Obligation Unlimited 1,850 1.750 12/15/35 1,375
15,980
Nevada - 1.0%
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 86
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 416
City of Las Vegas Special Improvement District No. 818 Special Assessment 1,870 5.000 12/01/44 1,804
Clark County School District General Obligation Limited 1,255 5.000 06/15/30 1,312
Clark County School District General Obligation Limited (µ) 210 5.000 06/15/33 225
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/34 107
Clark County School District General Obligation Limited 3,500 4.000 06/15/42 3,263
Clark County School District General Obligation Limited 2,500 4.000 06/15/44 2,269
County of Clark Department of Aviation Revenue Bonds 5,270 5.000 07/01/26 5,384
County of Clark Department of Aviation Revenue Bonds 1,025 5.000 07/01/36 1,096
County of Clark General Obligation Limited 2,555 5.000 06/01/33 2,676
County of Clark General Obligation Limited 6,620 3.000 11/01/33 6,207
County of Clark General Obligation Limited 4,500 4.000 07/01/39 4,339
County of Humboldt Revenue Bonds 1,155 3.550 10/01/29 1,160

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 573
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Washoe Revenue Bonds (~)(ae)(Ê) 1,155 3.625 10/01/29 1,160
Henderson Local Improvement Districts Special Assessment 170 3.000 09/01/36 142
Las Vegas Convention & Visitors Authority Revenue Bonds 420 5.000 07/01/26 429
Las Vegas Convention & Visitors Authority Revenue Bonds 1,750 5.000 07/01/37 1,808
Las Vegas Convention & Visitors Authority Revenue Bonds 5,365 5.000 07/01/43 5,398
Las Vegas Convention & Visitors Authority Revenue Bonds 3,650 4.000 07/01/49 3,173
Las Vegas Valley Water District General Obligation Limited 2,000 5.000 06/01/25 2,003
Las Vegas Valley Water District General Obligation Limited 1,040 4.000 03/01/33 1,060
Nevada Department of Business & Industry Revenue Bonds (Þ) 390 4.500 12/15/29 386
Nevada Housing Division Revenue Bonds (~)(ae)(Ê) 300 5.000 07/01/27 310
Reno-Tahoe Airport Authority Revenue Bonds 450 5.000 07/01/39 481
Reno-Tahoe Airport Authority Revenue Bonds 600 5.000 07/01/41 632
Reno-Tahoe Airport Authority Revenue Bonds 650 5.000 07/01/42 683
Reno-Tahoe Airport Authority Revenue Bonds 690 5.000 07/01/43 721
Reno-Tahoe Airport Authority Revenue Bonds 670 5.000 07/01/44 696
State of Nevada Department of Business & Industry Revenue Bonds 220 5.000 07/15/27 220
State of Nevada Highway Improvement Revenue Bonds 2,850 3.000 12/01/39 2,416
State of Nevada Highway Improvement Revenue Bonds 1,000 3.000 12/01/40 829
State of Nevada Highway Improvement Revenue Bonds 1,000 3.000 12/01/41 818
Tahoe-Douglas Visitors Authority Revenue Bonds 845 5.000 07/01/33 869
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 203
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,615
56,396
New Hampshire - 1.0%
New Hampshire Business Finance Authority Revenue Bonds (Þ) 440 4.875 12/01/33 426
New Hampshire Business Finance Authority Revenue Bonds 5,688 3.625 08/20/39 5,204
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 8,969 4.184 11/20/39 8,714
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 669
New Hampshire Business Finance Authority Revenue Bonds 5,286 4.168 01/20/41 5,019
New Hampshire Business Finance Authority Revenue Bonds 3,951 4.250 07/20/41 3,763
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 8,462 4.163 10/20/41 7,815
New Hampshire Business Finance Authority Revenue Bonds 1,805 5.250 07/01/44 1,850
New Hampshire Business Finance Authority Revenue Bonds 3,765 5.250 07/01/49 3,809
New Hampshire Health and Education Facilities Authority Act Revenue Bonds (~)
(ae)(Ê) 1,600 3.300 08/03/27 1,595
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,945 5.000 08/01/32 2,006
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,730 5.000 08/01/33 1,784
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,740 5.000 08/01/35 1,775
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,920 5.000 08/01/37 1,950
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,035 5.000 08/01/38 1,051
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,000 5.000 08/01/40 1,013
New Hampshire Housing Finance Authority Revenue Bonds 1,650 6.250 01/01/55 1,784
New Hampshire Housing Finance Authority Revenue Bonds 6,100 6.500 01/01/56 6,842
57,069
New Jersey - 3.0%
Atlantic City General Obligation Unlimited (µ) 450 5.000 03/01/26 457
Atlantic City General Obligation Unlimited (µ) 750 5.000 03/01/32 768
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 320
Buena Regional School District General Obligation Unlimited (µ) 340 4.000 08/01/34 340

See accompanying notes which are an integral part of the financial statements.
574 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Camden County Improvement Authority (The) Revenue Bonds (~)(Ê) 950 5.000 03/01/27 963
Camden County Improvement Authority (The) Revenue Bonds 265 6.000 06/15/42 280
City of Bayonne General Obligation Unlimited (µ)(ae) 3,365 5.000 07/01/26 3,435
Essex County Improvement Authority Revenue Bonds 75 4.000 06/15/38 72
Jersey City General Obligation Unlimited 450 5.000 11/01/31 466
Jersey City Municipal Utilities Authority Revenue Bonds (µ) 1,150 5.750 10/15/48 1,279
Jersey City Municipal Utilities Authority Revenue Bonds (µ) 1,000 5.750 10/15/55 1,105
Jersey City Municipal Utilities Authority Revenue Notes 2,000 5.000 05/01/25 2,000
New Jersey Building Authority Revenue Bonds (µ)(ae) 580 5.000 06/15/26 591
New Jersey Economic Development Authority Revenue Bonds (µ) 515 5.250 07/01/26 526
New Jersey Economic Development Authority Revenue Bonds (ae) 900 5.000 12/15/26 927
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 801
New Jersey Economic Development Authority Revenue Bonds (µ) 2,005 5.000 07/01/28 2,059
New Jersey Economic Development Authority Revenue Bonds (ae) 1,000 5.500 06/15/30 1,036
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 326
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 677
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,082
New Jersey Economic Development Authority Revenue Bonds 315 5.250 06/15/36 346
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,019
New Jersey Economic Development Authority Revenue Bonds 285 5.250 06/15/37 312
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/38 353
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/39 351
New Jersey Economic Development Authority Revenue Bonds 450 4.000 06/15/46 396
New Jersey Educational Facilities Authority Revenue Bonds (µ) 1,960 5.000 07/01/33 2,014
New Jersey Educational Facilities Authority Revenue Bonds 3,800 5.000 07/01/33 3,925
New Jersey General Obligation Unlimited 5,425 4.000 06/01/31 5,644
New Jersey General Obligation Unlimited 1,090 5.000 06/01/40 1,132
New Jersey General Obligation Unlimited 7,500 5.000 06/01/41 7,800
New Jersey Health Care Facilities Financing Authority Revenue Bonds (ae) 780 5.000 07/01/26 796
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/28 1,018
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,700 5.000 07/01/29 1,753
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,015
New Jersey Health Care Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,125 5.000 07/01/42 1,128
New Jersey Health Care Facilities Financing Authority Revenue Bonds 9,000 5.000 07/01/43 9,071
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 270 0.900 11/01/25 266
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 1,910 2.950 10/01/26 1,886
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 3,250 3.375 11/01/27 3,242
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 75
Zero
coupon 12/15/25 73
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,130
Zero
coupon 12/15/26 1,073
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,100
Zero
coupon 12/15/26 1,986
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,367
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,465
Zero
coupon 12/15/29 1,235
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,600 5.000 06/15/30 5,671
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/31 743
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 320
Zero
coupon 12/15/31 247
New Jersey Transportation Trust Fund Authority Revenue Bonds 865 4.000 12/15/31 868

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 575
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,945
Zero
coupon 12/15/32 1,445
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,165 5.000 12/15/33 1,204
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,265 5.000 12/15/34 3,378
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,200
Zero
coupon 12/15/35 3,361
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 5.000 12/15/35 814
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860
Zero
coupon 12/15/36 9,146
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 1,028
New Jersey Transportation Trust Fund Authority Revenue Bonds 26,955
Zero
coupon 12/15/37 15,729
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,000
Zero
coupon 12/15/38 2,760
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 665
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,050 5.000 06/15/39 5,349
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000 5.250 06/15/39 2,137
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 06/15/41 3,119
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.250 06/15/41 1,060
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,025 4.000 06/15/42 935
New Jersey Turnpike Authority Revenue Bonds 3,755 5.000 01/01/27 3,845
New Jersey Turnpike Authority Revenue Bonds 1,700 5.000 01/01/32 1,764
New Jersey Turnpike Authority Revenue Bonds 2,000 5.000 01/01/33 2,042
New Jersey Turnpike Authority Revenue Bonds 3,000 5.000 01/01/42 3,162
New Jersey Turnpike Authority Revenue Bonds 3,250 5.000 01/01/44 3,407
New Jersey Turnpike Authority Revenue Bonds 10,000 5.000 01/01/45 10,451
Passaic County Improvement Authority (The) Revenue Bonds 670 5.250 07/01/43 684
Randolph Township School District General Obligation Unlimited 495 1.000 08/01/26 481
Randolph Township School District General Obligation Unlimited 735 1.000 08/01/27 697
Randolph Township School District General Obligation Unlimited 800 1.000 08/01/28 740
Randolph Township School District General Obligation Unlimited 665 1.000 08/01/29 599
Randolph Township School District General Obligation Unlimited 1,725 1.000 08/01/30 1,512
Randolph Township School District General Obligation Unlimited 1,785 1.000 08/01/31 1,520
South Jersey Transportation Authority Revenue Bonds (µ) 1,000 5.000 11/01/39 1,067
South Jersey Transportation Authority Revenue Bonds (µ) 4,000 4.000 11/01/40 3,862
Tobacco Settlement Financing Corp. Revenue Bonds 3,000 5.000 06/01/46 2,872
172,075
New Mexico - 0.5%
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 1,071
City of Farmington Revenue Bonds (~)(ae)(Ê) 8,305 3.875 06/01/29 8,267
City of Farmington Revenue Bonds (~)(ae)(Ê) 1,375 3.900 06/01/40 1,373
New Mexico Mortgage Finance Authority Revenue Bonds (~)(ae)(Ê) 1,045 5.000 02/01/42 1,045
New Mexico Mortgage Finance Authority Revenue Bonds 490 4.700 09/01/49 480
New Mexico Mortgage Finance Authority Revenue Bonds 3,820 3.000 07/01/52 3,696
New Mexico Municipal Energy Acquisition Authority Revenue Bonds (~)(ae)(Ê) 7,500 5.000 05/01/25 7,500
Santa Fe Public School District General Obligation Unlimited 1,000 5.000 08/01/27 1,039
State of New Mexico Severance Tax Permanent Fund Revenue Bonds 5,000 5.000 07/01/25 5,014
29,485
New York - 8.5%
Albany Capital Resource Corp. Revenue Bonds 835 4.000 06/01/29 776
Allegany County Capital Resource Corp. Revenue Bonds 250 5.250 04/01/39 259

See accompanying notes which are an integral part of the financial statements.
576 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allegany County Capital Resource Corp. Revenue Bonds 400 5.250 04/01/49 393
Allegany County Capital Resource Corp. Revenue Bonds 350 5.250 04/01/54 336
Brooklyn Arena Local Development Corp. Revenue Bonds 3,000 5.000 07/15/25 3,007
Brooklyn Arena Local Development Corp. Revenue Bonds 1,845 5.000 07/15/42 1,842
Build NYC Resource Corp. Revenue Bonds 110 4.000 06/15/29 108
Build NYC Resource Corp. Revenue Bonds 650 5.000 08/01/30 666
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/31 97
Build NYC Resource Corp. Revenue Bonds 425 4.000 06/15/32 393
Build NYC Resource Corp. Revenue Bonds 375 5.000 07/01/32 387
Build NYC Resource Corp. Revenue Bonds 525 5.000 08/01/32 537
Build NYC Resource Corp. Revenue Bonds (Þ) 250 5.000 06/15/33 253
Build NYC Resource Corp. Revenue Bonds 425 5.000 08/01/33 434
Build NYC Resource Corp. Revenue Bonds 550 5.000 07/01/35 569
Build NYC Resource Corp. Revenue Bonds 430 5.000 07/01/36 444
Build NYC Resource Corp. Revenue Bonds 575 5.000 07/01/37 594
Build NYC Resource Corp. Revenue Bonds (Þ) 125 5.000 09/01/39 121
Build NYC Resource Corp. Revenue Bonds 700 4.500 06/15/43 668
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 09/01/44 93
Chautauqua County Capital Resource Corp. Revenue Bonds (~)(ae)(Ê) 1,545 4.250 04/01/42 1,550
City of New York General Obligation Unlimited 1,850 5.000 09/01/26 1,898
City of New York General Obligation Unlimited 2,380 5.000 06/01/34 2,382
City of New York General Obligation Unlimited (µ) 2,500 3.000 08/01/36 2,182
City of New York General Obligation Unlimited 2,500 5.250 05/01/38 2,721
City of New York General Obligation Unlimited 2,000 5.250 05/01/39 2,164
City of New York General Obligation Unlimited 13,755 5.000 09/01/39 14,659
City of New York General Obligation Unlimited 4,815 5.250 09/01/40 5,188
City of New York General Obligation Unlimited 470 4.000 03/01/42 451
City of New York General Obligation Unlimited 275 5.000 03/01/44 279
City of New York General Obligation Unlimited (µ) 3,000 5.000 09/01/44 3,124
City of New York General Obligation Unlimited 2,390 5.250 02/01/45 2,570
City of New York General Obligation Unlimited 3,215 5.250 03/01/47 3,398
City of New York General Obligation Unlimited (µ) 2,785 5.000 09/01/47 2,866
City of New York General Obligation Unlimited 2,750 5.250 10/01/47 2,890
Clinton County Capital Resource Corp. Revenue Bonds (Þ) 460 5.000 07/01/37 480
County of Nassau General Obligation Limited (µ) 2,525 5.000 04/01/38 2,651
Genesee County Funding Corp. (The) Revenue Bonds 650 5.000 12/01/29 680
Hudson Yards Infrastructure Corp. Revenue Bonds 7,495 5.000 02/15/35 7,647
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/39 5,303
Hudson Yards Infrastructure Corp. Revenue Bonds 10,055 4.000 02/15/44 9,287
Hudson Yards Infrastructure Corp. Revenue Bonds 5,000 5.000 02/15/45 5,047
Hudson Yards Infrastructure Corp. Revenue Bonds (µ) 2,625 4.000 02/15/47 2,396
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 6,055 3.000 09/01/29 5,855
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/32 1,039
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 778
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,033
Long Island Power Authority Revenue Bonds 1,250 5.000 09/01/35 1,285
Long Island Power Authority Revenue Bonds 1,825 5.000 09/01/37 1,869
Long Island Power Authority Revenue Bonds 4,250 5.000 09/01/42 4,478

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 577
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 3,550 5.000 09/01/52 3,647
Mahopac Central School District General Obligation Unlimited 1,755 1.800 06/01/36 1,336
Metropolitan Transportation Authority Revenue Bonds 75 5.000 11/15/25 75
Metropolitan Transportation Authority Revenue Bonds (SOFR + 0.600%)(Ê) 1,220 3.508 11/01/26 1,206
Metropolitan Transportation Authority Revenue Bonds 285 5.000 11/15/27 290
Metropolitan Transportation Authority Revenue Bonds 1,315 5.000 11/15/28 1,371
Metropolitan Transportation Authority Revenue Bonds 200 5.250 11/15/28 202
Metropolitan Transportation Authority Revenue Bonds 1,645 5.000 11/15/29 1,701
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/30 590
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 102
Metropolitan Transportation Authority Revenue Bonds 340 4.000 11/15/32 340
Metropolitan Transportation Authority Revenue Bonds 2,800
Zero
coupon 11/15/33 1,958
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 457
Metropolitan Transportation Authority Revenue Bonds 1,510 5.000 11/15/37 1,611
Metropolitan Transportation Authority Revenue Bonds 2,720 5.000 11/15/40 2,843
Metropolitan Transportation Authority Revenue Bonds 810 4.000 11/15/43 728
Metropolitan Transportation Authority Revenue Bonds (µ) 1,450 5.000 11/15/44 1,463
Metropolitan Transportation Authority Revenue Bonds 6,075 4.000 11/15/45 5,325
Metropolitan Transportation Authority Revenue Bonds 3,040 5.000 11/15/45 3,041
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,668
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 2,211
Metropolitan Transportation Authority Revenue Bonds 2,375 5.000 11/15/47 2,403
Metropolitan Transportation Authority Revenue Bonds 4,625 5.250 11/15/49 4,756
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 13,285 0.700 11/15/50 13,285
Nassau County Local Economic Assistance Corp. Revenue Bonds 750 4.000 07/01/33 754
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 2,400 3.400 01/02/29 2,379
New York City Housing Development Corp. Revenue Bonds 2,070 2.400 08/01/40 1,514
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 5,895 3.400 11/01/62 5,867
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 261
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,660
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 374
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 274
New York City Industrial Development Agency Revenue Bonds (µ) 325 4.000 03/01/45 292
New York City Industrial Development Agency Revenue Bonds 1,075 4.000 03/01/45 955
New York City Municipal Water Finance Authority Revenue Bonds 2,500 5.000 06/15/25 2,506
New York City Municipal Water Finance Authority Revenue Bonds (~)(Ê) 3,195 2.000 06/15/33 3,195
New York City Municipal Water Finance Authority Revenue Bonds 2,500 5.000 06/15/39 2,506
New York City Municipal Water Finance Authority Revenue Bonds 5,050 4.000 06/15/40 4,840
New York City Municipal Water Finance Authority Revenue Bonds 1,800 5.000 06/15/40 1,833
New York City Municipal Water Finance Authority Revenue Bonds 5,000 5.000 06/15/46 5,236
New York City Municipal Water Finance Authority Revenue Bonds 6,965 5.000 06/15/48 7,174
New York City Municipal Water Finance Authority Revenue Bonds 8,355 5.000 06/15/49 8,563
New York City Transitional Finance Authority Building Aid Revenue Bonds 5,000 5.000 07/15/32 5,046
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,750 5.000 07/15/40 2,755
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,760 5.000 07/15/43 2,771
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 4.000 02/01/38 2,200
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 5.000 08/01/42 2,304
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 500 4.000 05/01/43 466

See accompanying notes which are an integral part of the financial statements.
578 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 170 4.000 05/01/45 156
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 08/01/45 5,045
New York City Transitional Finance Authority Revenue Bonds 1,215 5.000 11/01/28 1,291
New York City Transitional Finance Authority Revenue Bonds 1,000 5.000 11/01/32 1,107
New York City Transitional Finance Authority Revenue Bonds 1,000 5.500 05/01/40 1,107
New York City Transitional Finance Authority Revenue Bonds 5,000 5.000 11/01/42 5,328
New York City Transitional Finance Authority Revenue Bonds 6,250 5.250 11/01/45 6,703
New York City Transitional Finance Authority Revenue Bonds 2,150 5.000 11/01/46 2,237
New York City Transitional Finance Authority Revenue Bonds 10,545 5.250 05/01/48 11,169
New York City Transitional Finance Authority Revenue Bonds 1,370 5.250 05/01/49 1,451
New York City Transitional Finance Authority Revenue Bonds 4,000 5.500 11/01/49 4,324
New York Convention Center Development Corp. Revenue Bonds (µ) 6,985
Zero
coupon 11/15/40 3,289
New York Liberty Development Corp. Revenue Bonds (Þ) 1,490 5.150 11/15/34 1,491
New York Liberty Development Corp. Revenue Bonds (Þ) 750 5.375 11/15/40 750
New York Liberty Development Corp. Revenue Bonds (µ) 14,190 2.750 11/15/41 10,595
New York Liberty Development Corp. Revenue Bonds (µ) 6,475 4.000 02/15/43 6,005
New York Liberty Development Corp. Revenue Bonds (Þ) 6,470 5.000 11/15/44 6,430
New York Liberty Development Corp. Revenue Bonds (Þ) 675 7.250 11/15/44 675
New York Power Authority Revenue Bonds (µ) 1,000 5.000 11/15/38 1,091
New York Power Authority Revenue Bonds (µ) 400 5.250 11/15/39 442
New York Power Authority Revenue Bonds (µ) 450 5.250 11/15/40 493
New York State Dormitory Authority Revenue Bonds 1,315 5.000 03/15/26 1,338
New York State Dormitory Authority Revenue Bonds (ae) 450 5.000 08/15/26 460
New York State Dormitory Authority Revenue Bonds (ae) 10 5.000 08/15/27 10
New York State Dormitory Authority Revenue Bonds 2,365 5.000 03/15/30 2,407
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/31 15
New York State Dormitory Authority Revenue Bonds 2,635 5.000 03/15/31 2,647
New York State Dormitory Authority Revenue Bonds 1,315 5.000 03/15/32 1,446
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 104
New York State Dormitory Authority Revenue Bonds 4,800 5.000 10/01/32 4,929
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,528
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/34 83
New York State Dormitory Authority Revenue Bonds 2,825 3.250 03/15/35 2,613
New York State Dormitory Authority Revenue Bonds 525 4.000 07/01/35 516
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 93
New York State Dormitory Authority Revenue Bonds 260 4.000 07/01/36 261
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 83
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 65
New York State Dormitory Authority Revenue Bonds 4,750 4.000 03/15/37 4,742
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/37 324
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 92
New York State Dormitory Authority Revenue Bonds 2,000 5.000 10/01/37 2,066
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 480
New York State Dormitory Authority Revenue Bonds 2,250 4.000 03/15/38 2,224
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/38 963
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 69
New York State Dormitory Authority Revenue Bonds 1,000 5.000 10/01/38 1,028
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/39 981

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 579
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds 4,750 5.000 03/15/39 4,949
New York State Dormitory Authority Revenue Bonds 500 5.250 05/01/39 536
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 77
New York State Dormitory Authority Revenue Bonds 7,285 5.000 02/15/40 7,455
New York State Dormitory Authority Revenue Bonds 1,075 4.000 03/15/40 1,039
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 90
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 91
New York State Dormitory Authority Revenue Bonds 3,860 3.000 03/15/41 3,153
New York State Dormitory Authority Revenue Bonds 1,685 4.000 03/15/41 1,616
New York State Dormitory Authority Revenue Bonds 1,300 5.000 03/15/41 1,333
New York State Dormitory Authority Revenue Bonds 725 5.250 05/01/41 768
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 105
New York State Dormitory Authority Revenue Bonds 5,750 5.000 03/15/42 5,926
New York State Dormitory Authority Revenue Bonds 525 5.250 05/01/42 553
New York State Dormitory Authority Revenue Bonds 2,100 4.000 03/15/43 1,984
New York State Dormitory Authority Revenue Bonds (µ) 1,000 5.250 10/01/43 1,061
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/45 923
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 358
New York State Dormitory Authority Revenue Bonds 5,250 4.000 03/15/47 4,750
New York State Dormitory Authority Revenue Bonds 12,000 5.000 03/15/47 12,485
New York State Dormitory Authority Revenue Bonds 7,100 5.000 03/15/48 7,370
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 2,655 5.000 05/01/48 2,675
New York State Energy Research & Development Authority Revenue Bonds 2,900 4.000 04/01/34 2,880
New York State Environmental Facilities Corp. Revenue Bonds 4,100 5.000 06/15/33 4,179
New York State Housing Finance Agency Revenue Bonds 960 0.750 11/01/25 960
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,865 3.350 06/15/29 1,872
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,375 3.450 12/15/30 1,385
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 425 1.100 11/01/61 398
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.100 05/01/62 2,919
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 3.850 05/01/62 4,501
New York State Thruway Authority Revenue Bonds 4,700 4.000 03/15/43 4,441
New York State Urban Development Corp. Revenue Bonds 2,500 5.000 03/15/38 2,640
New York State Urban Development Corp. Revenue Bonds 1,000 4.000 03/15/39 980
New York State Urban Development Corp. Revenue Bonds 5,000 5.000 03/15/41 5,346
New York Transportation Development Corp. Revenue Bonds 1,130 5.000 12/01/28 1,180
New York Transportation Development Corp. Revenue Bonds (µ) 4,700 5.000 12/01/31 5,007
New York Transportation Development Corp. Revenue Bonds 1,235 5.000 12/01/32 1,309
New York Transportation Development Corp. Revenue Bonds 1,205 5.000 12/01/34 1,269
New York Transportation Development Corp. Revenue Bonds 725 5.000 12/01/35 761
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/36 524
New York Transportation Development Corp. Revenue Bonds 2,850 5.000 12/01/37 2,978
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/32 60
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 70
Oneida County Local Development Corp. Revenue Bonds (µ) 405 4.000 12/01/35 401
Oneida County Local Development Corp. Revenue Bonds (µ) 115 4.000 12/01/36 113
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 147
Oneida County Local Development Corp. Revenue Bonds (µ) 120 3.000 12/01/40 97
Oneida County Local Development Corp. Revenue Bonds (µ) 640 4.000 12/01/49 576

See accompanying notes which are an integral part of the financial statements.
580 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oneida Indian Nation of New York Revenue Bonds (Þ) 1,000 6.000 09/01/43 1,056
Onondaga Civic Development Corp. Revenue Bonds 1,000 5.000 12/01/39 1,089
Onondaga Civic Development Corp. Revenue Bonds 395 5.000 12/01/40 426
Orange County Funding Corp. Revenue Bonds 750 4.000 07/01/35 654
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/39 1,069
Port Authority of New York & New Jersey Revenue Bonds 2,000 5.000 01/15/40 2,158
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/40 1,062
Port Authority of New York & New Jersey Revenue Bonds 2,755 5.000 10/15/41 2,761
Port Authority of New York & New Jersey Revenue Bonds 1,470 5.000 11/15/42 1,496
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds 1,550 2.000 10/01/31 1,363
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 215 4.000 06/01/50 186
Triborough Bridge & Tunnel Authority Revenue Bonds 8,400 5.000 03/15/27 8,676
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 02/01/28 5,246
Triborough Bridge & Tunnel Authority Revenue Bonds 2,000 4.000 11/15/38 2,001
Triborough Bridge & Tunnel Authority Revenue Bonds 1,000 5.000 11/15/38 1,007
Triborough Bridge & Tunnel Authority Revenue Bonds 2,300 4.000 11/15/39 2,274
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/41 5,336
Triborough Bridge & Tunnel Authority Revenue Bonds (~)(µ)(Ê) 6,375 2.000 05/15/45 6,024
Triborough Bridge & Tunnel Authority Revenue Bonds 1,150 5.250 12/01/54 1,198
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/29 2,564
Utility Debt Securitization Authority Revenue Bonds 1,000 5.000 12/15/33 1,009
Utility Debt Securitization Authority Revenue Bonds 2,935 5.000 12/15/41 3,178
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 507
Westchester County Local Development Corp. Revenue Bonds 500 5.000 07/01/35 528
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 546
Westchester County Local Development Corp. Revenue Bonds 300 5.000 07/01/38 314
493,225
North Carolina - 0.9%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 0.800 01/15/48 986
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 500 5.000 01/15/49 535
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 5.000 01/15/50 1,048
City of Charlotte Airport Revenue Bonds 1,500 5.000 07/01/47 1,510
City of Charlotte Airport Revenue Bonds 1,310 5.000 07/01/48 1,351
City of Charlotte Water & Sewer System Revenue Bonds 2,000 5.000 07/01/33 2,168
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds (~)(ae)(Ê) 325 1.375 05/01/34 324
County of Alamance General Obligation Unlimited 2,555 2.000 05/01/35 2,039
County of Gaston General Obligation Unlimited 2,500 5.000 03/01/39 2,757
North Carolina Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 6,575 3.200 01/15/26 6,552
North Carolina Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 795 5.000 04/01/28 829
North Carolina Housing Finance Agency Revenue Bonds 1,750 4.350 01/01/44 1,674
North Carolina Housing Finance Agency Revenue Bonds 1,000 4.550 07/01/44 976
North Carolina Housing Finance Agency Revenue Bonds 895 4.000 01/01/50 895
North Carolina Housing Finance Agency Revenue Bonds 5,390 5.500 01/01/54 5,682
North Carolina Housing Finance Agency Revenue Bonds 2,500 6.250 01/01/55 2,736
North Carolina Housing Finance Agency Revenue Bonds 1,700 6.250 07/01/55 1,846
North Carolina Housing Finance Agency Revenue Bonds 2,000 6.250 01/01/56 2,204
North Carolina Medical Care Commission Revenue Bonds 240 4.000 01/01/26 239
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/26 25

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 581
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 566
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/27 26
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 789
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 207
North Carolina Medical Care Commission Revenue Bonds 370 4.250 09/01/28 365
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 559
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/29 25
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 652
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/30 25
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 713
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 621
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/31 25
North Carolina Medical Care Commission Revenue Bonds 1,650 4.000 09/01/34 1,643
North Carolina Medical Care Commission Revenue Bonds 1,500 5.000 10/01/35 1,500
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 95
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 503
North Carolina Medical Care Commission Revenue Bonds 225 4.000 09/01/41 198
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,341
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 01/01/28 1,030
North Carolina Turnpike Authority Revenue Bonds (µ) 20 5.000 01/01/35 21
North Carolina Turnpike Authority Revenue Bonds (µ) 3,495 5.000 01/01/49 3,515
50,795
North Dakota - 0.2%
City of Grand Forks Healthcare System Revenue Bonds 800 4.000 12/01/35 755
City of Grand Forks Healthcare System Revenue Bonds (µ) 675 4.000 12/01/37 642
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/37 576
City of Grand Forks Healthcare System Revenue Bonds (µ) 475 5.000 12/01/39 495
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,795 4.000 12/01/41 1,637
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 5.000 12/01/41 518
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/43 565
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/48 1,006
City of Horace General Obligation Unlimited 150 3.000 05/01/41 108
North Dakota Housing Finance Agency Revenue Bonds 1,500 5.000 07/01/42 1,535
North Dakota Housing Finance Agency Revenue Bonds 1,000 6.250 01/01/55 1,093
North Dakota Housing Finance Agency Revenue Bonds 2,250 6.000 07/01/55 2,444
11,374
Ohio - 1.4%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 700 4.000 11/15/37 650
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 4.000 11/15/38 412
American Municipal Power, Inc. Revenue Bonds 175 5.000 02/15/27 181
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 87
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 5.000 06/01/35 1,022
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 4.000 06/01/39 913
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,702
City of Norwood Special Obligation Revenue Bonds 500 4.375 12/01/30 496
City of Norwood Special Obligation Revenue Bonds 750 5.000 12/01/35 758
City of Norwood Special Obligation Revenue Bonds 1,500 5.000 12/01/41 1,460
City of Upper Arlington General Obligation Limited 610 5.250 12/01/36 616
City of Upper Arlington General Obligation Limited 500 5.750 12/01/40 506

See accompanying notes which are an integral part of the financial statements.
582 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Columbus Regional Airport Authority Revenue Bonds 2,500 5.250 01/01/50 2,640
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 325 7.000 07/01/53 317
County of Allen Hospital Facilities Revenue Bonds (~)(ae)(Ê) 1,300 5.000 10/01/49 1,337
County of Cuyahoga Hospital Revenue Bonds 7,450 5.000 02/15/37 7,432
County of Cuyahoga Hospital Revenue Bonds 1,000 5.500 02/15/52 1,000
County of Franklin Revenue Bonds 700 5.000 07/01/35 721
County of Franklin Revenue Bonds 800 5.000 07/01/36 821
County of Franklin Revenue Bonds 575 4.000 07/01/40 495
County of Franklin Revenue Bonds 580 5.250 11/15/40 557
County of Hamilton Revenue Bonds 1,350 5.000 01/01/31 1,355
County of Miami Revenue Bonds 1,940 5.000 08/01/49 1,915
County of Montgomery Revenue Bonds 1,000 5.250 09/01/49 1,009
County of Warren Revenue Bonds 340 5.000 05/15/34 362
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 383
Euclid City School District General Obligation Unlimited 3,925 5.250 01/15/44 3,957
Forest Hills Local School District General Obligation Unlimited 4,125 5.000 12/01/44 4,128
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/47 1,059
North Olmsted City School District General Obligation Unlimited (µ) 1,240 5.000 10/15/48 1,259
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 48
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 985
Ohio Air Quality Development Authority Revenue Bonds 4,500 3.200 05/01/26 4,487
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 2,360 4.000 09/01/30 2,366
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 4.000 01/01/34 5,035
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 533
Ohio Higher Educational Facility Commission Revenue Bonds 200 5.000 01/15/33 212
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 767
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 429
Ohio Higher Educational Facility Commission Revenue Bonds 695 4.000 07/01/36 670
Ohio Higher Educational Facility Commission Revenue Bonds 325 5.000 01/15/37 340
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 570
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.750 09/01/37 259
Ohio Higher Educational Facility Commission Revenue Bonds 685 5.000 05/01/40 719
Ohio Higher Educational Facility Commission Revenue Bonds 250 6.000 09/01/42 258
Ohio Housing Finance Agency Revenue Bonds 2,800 6.250 03/01/56 3,053
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue
Bonds 4,965 5.000 12/01/37 5,502
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 97
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 150 4.375 06/15/56 149
State of Ohio General Obligation Unlimited 2,430 5.000 05/01/36 2,430
State of Ohio General Obligation Unlimited 2,025 5.000 05/01/37 2,074
State of Ohio Revenue Bonds 2,200 4.000 01/15/38 2,078
State of Ohio Revenue Bonds (~)(ae)(Ê) 1,435 2.750 01/01/52 1,405
Toledo-Lucas County Port Authority Revenue Bonds 1,965 5.000 07/01/29 1,966
Toledo-Lucas County Port Authority Revenue Bonds 250 4.000 01/01/38 233
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/41 89
79,304
Oklahoma - 0.6%
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 3,713
City of Tulsa General Obligation Unlimited 2,800 2.000 11/01/28 2,602

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 583
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oklahoma Capitol Improvement Authority Revenue Bonds 775 5.000 07/01/26 793
Oklahoma Capitol Improvement Authority Revenue Bonds 750 5.000 07/01/27 780
Oklahoma County Independent School District No. 6 Deer Creek General Obligation
Unlimited 2,840 5.000 09/01/25 2,856
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,003
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 3,021
Oklahoma Housing Finance Agency Collateralized Revenue Bonds (~)(ae)(Ê) 150 4.000 06/01/28 150
Oklahoma Housing Finance Agency Revenue Bonds 5,000 6.500 03/01/56 5,564
Oklahoma Turnpike Authority Revenue Bonds 1,175 5.000 01/01/39 1,250
Oklahoma Turnpike Authority Revenue Bonds 1,000 5.000 01/01/40 1,055
Oklahoma Turnpike Authority Revenue Bonds 3,000 5.000 01/01/41 3,208
Oklahoma Turnpike Authority Revenue Bonds 2,000 5.500 01/01/53 2,121
Oklahoma Water Resources Board Revenue Bonds 1,500 5.000 04/01/33 1,542
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/26 511
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/27 517
Tulsa County Home Finance Authority Revenue Bonds 2,000 5.750 01/01/56 2,128
Wagoner County Development Authority Revenue Bonds 350 6.500 05/01/35 350
34,164
Oregon - 0.5%
Astoria Hospital Facilities Authority Revenue Bonds 900 5.250 08/01/49 907
City of Portland Sewer System Revenue Bonds 1,500 5.000 10/01/41 1,596
City of Portland Sewer System Revenue Bonds 375 5.000 10/01/42 398
City of Portland Sewer System Revenue Bonds 1,125 5.000 10/01/43 1,185
City of Portland Sewer System Revenue Bonds 1,250 5.000 10/01/49 1,297
Hillsboro School District No. 1J General Obligation Unlimited 2,120 4.000 06/15/37 2,125
Medford Hospital Facilities Authority Revenue Bonds 500 5.000 08/15/25 502
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 52
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 78
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 52
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 744
Salem Hospital Facility Authority Revenue Bonds 135 5.000 05/15/26 137
Salem Hospital Facility Authority Revenue Bonds 1,530 4.000 05/15/41 1,357
State of Oregon General Obligation Unlimited 1,220 5.000 05/01/26 1,244
State of Oregon General Obligation Unlimited 150 1.250 08/01/27 140
State of Oregon General Obligation Unlimited 120 1.375 08/01/28 111
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 113
State of Oregon General Obligation Unlimited 500 5.000 12/01/31 511
State of Oregon General Obligation Unlimited 3,250 5.000 05/01/39 3,564
State of Oregon General Obligation Unlimited 2,000 5.000 05/01/40 2,169
State of Oregon General Obligation Unlimited 2,000 5.250 06/01/42 2,191
State of Oregon General Obligation Unlimited 1,750 5.250 06/01/43 1,909
State of Oregon General Obligation Unlimited 410 4.250 06/01/49 411
State of Oregon Housing & Community Services Department Revenue Bonds 2,400 6.500 07/01/54 2,633
Tualatin Valley Water District Revenue Bonds 2,345 5.000 06/01/41 2,486
27,912
Pennsylvania - 3.3%
Adams County General Authority Revenue Bonds 500 3.600 06/01/29 496
Adams County General Authority Revenue Bonds 500 5.000 06/01/34 532
Adams County General Authority Revenue Bonds 300 5.000 06/01/39 312

See accompanying notes which are an integral part of the financial statements.
584 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Adams County General Authority Revenue Bonds 375 5.000 06/01/44 379
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/35 1,066
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 790
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 831
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 862
Allegheny County Higher Education Building Authority Revenue Bonds (SOFR +
0.290%)(ae)(Ê) 750 3.328 02/01/33 741
Allegheny County Higher Education Building Authority Revenue Bonds 665 5.250 09/01/33 683
Allegheny County Industrial Development Authority Revenue Bonds 275 5.125 05/01/30 286
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 1,005
Allentown City School District General Obligation Limited (µ) 2,600 5.000 02/01/32 2,744
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 770 5.000 05/01/27 776
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/27 77
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 725 5.000 05/01/32 726
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 4,105 5.000 05/01/42 4,107
Bethel Park School District General Obligation Limited 1,295 5.000 08/01/41 1,383
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/25 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/26 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 50
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 75
Bucks County Industrial Development Authority Revenue Bonds 230 5.000 10/01/30 234
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/31 102
Bucks County Industrial Development Authority Revenue Bonds 390 5.000 10/01/32 397
Bucks County Industrial Development Authority Revenue Bonds 610 5.000 07/01/33 606
Bucks County Industrial Development Authority Revenue Bonds 535 5.000 07/01/34 530
Bucks County Industrial Development Authority Revenue Bonds 415 5.000 07/01/35 410
Bucks County Industrial Development Authority Revenue Bonds 635 5.000 07/01/36 626
Bucks County Industrial Development Authority Revenue Bonds 1,340 5.000 07/01/37 1,315
Bucks County Industrial Development Authority Revenue Bonds 1,390 5.000 07/01/38 1,358
Bucks County Industrial Development Authority Revenue Bonds 1,440 5.000 07/01/39 1,401
Butler County General Authority Revenue Bonds (USD 3 Month LIBOR + 0.700%)
(µ)(Ê) 14,730 1.660 10/01/34 13,600
Cheltenham Township Industrial Development Authority Revenue Bonds 2,380 5.000 04/01/34 2,419
Chester County Industrial Development Authority Revenue Bonds (Þ) 3,715 5.000 10/15/32 3,717
Chester County Industrial Development Authority Revenue Bonds 1,000 5.125 10/15/37 967
Chester County Industrial Development Authority Revenue Bonds 1,320 4.000 12/01/37 1,308
Chester County Industrial Development Authority Revenue Bonds 1,500 4.000 12/01/38 1,469
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,080 4.250 10/01/44 945
Chester County Industrial Development Authority Special Assessment (Þ) 100 4.375 03/01/28 100
Chester County School Authority Revenue Bonds 500 5.000 04/01/42 521
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 92
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/41 85
City of Philadelphia General Obligation Unlimited (~)(Ê) 200 0.250 08/01/31 200
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/33 5,131
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/34 5,133
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 930

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 585
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of York General Obligation Unlimited 955 5.000 11/15/26 967
City of York General Obligation Unlimited 1,755 5.000 11/15/27 1,789
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 335
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 360
Coatesville School District General Obligation Limited (µ) 12,940 5.250 11/15/37 13,626
Commonwealth Financing Authority Revenue Bonds (µ) 10,075 4.000 06/01/39 9,282
Commonwealth of Pennsylvania General Obligation Unlimited 5,705 3.500 03/01/31 5,629
Commonwealth of Pennsylvania General Obligation Unlimited 2,200 4.000 08/15/44 2,047
Conrad Weiser Area School District General Obligation Limited (µ) 1,680 4.000 09/01/34 1,686
County of Allegheny General Obligation Unlimited 2,205 5.000 11/01/41 2,220
County of Luzerne General Obligation Unlimited (µ) 500 5.000 12/15/27 521
Cumberland County Municipal Authority Revenue Bonds 940 5.000 01/01/38 928
Cumberland Valley School District General Obligation Limited (µ) 1,000 5.000 11/15/47 1,022
Delaware River Port Authority Revenue Bonds 4,700 5.000 01/01/37 4,704
Doylestown Hospital Authority Revenue Bonds (Þ) 500 5.000 07/01/31 528
General Authority of Southcentral Pennsylvania Revenue Bonds 3,000 5.000 06/01/34 3,289
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 134
Haverford Township School District General Obligation Limited 750 5.000 03/15/42 788
Haverford Township School District General Obligation Limited 750 5.000 03/15/44 781
Indiana County Industrial Development Authority Revenue Bonds (µ) 650 5.000 05/01/27 669
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,254
Lancaster Municipal Authority Healthcare Revenue Bonds 300 4.000 12/01/35 301
Lancaster Municipal Authority Healthcare Revenue Bonds 1,200 5.000 05/01/44 1,204
Lancaster Municipal Authority Healthcare Revenue Bonds 175 5.000 12/01/45 175
Latrobe Industrial Development Authority Revenue Bonds 150 5.000 03/01/30 153
Lehigh County Industrial Development Authority Revenue Bonds 8,240 3.000 09/01/29 8,105
Lincoln University of The Commonwealth System of Higher Education Revenue
Bonds 650 5.250 07/01/44 575
Montgomery County Higher Education & Health Authority Revenue Bonds 450 4.000 09/01/38 416
Montgomery County Higher Education & Health Authority Revenue Bonds 1,000 4.000 09/01/39 909
Montgomery County Industrial Development Authority Revenue Bonds 1,645 4.100 06/01/29 1,667
Montgomery County Industrial Development Authority Revenue Bonds 50 4.000 10/01/36 47
Montgomery County Industrial Development Authority Revenue Bonds 1,500 5.000 11/15/36 1,507
Montgomery County Industrial Development Authority Revenue Bonds 50 4.000 10/01/41 44
Montgomery County Industrial Development Authority Revenue Bonds 610 5.000 11/15/42 624
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 152
Northampton County General Purpose Authority Revenue Bonds 4,200 5.000 08/15/34 4,517
Northern Tioga School District General Obligation Limited (µ) 650 5.000 04/01/30 666
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 1,820 0.950 12/01/33 1,738
Pennsylvania Economic Development Financing Authority Revenue Bonds 455 4.000 04/15/36 438
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 10/15/37 147
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,300 5.000 07/01/38 2,387
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,244
Pennsylvania Economic Development Financing Authority Revenue Bonds 300 4.000 07/01/41 274
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 1,640 5.000 12/01/38 1,641
Pennsylvania Housing Finance Agency Revenue Bonds 1,000 4.900 06/01/41 1,012
Pennsylvania Housing Finance Agency Revenue Bonds 3,275 3.000 10/01/51 3,150
Pennsylvania Housing Finance Agency Revenue Bonds 2,586 5.750 10/01/53 2,728
Pennsylvania Housing Finance Agency Revenue Bonds 995 6.000 10/01/54 1,073

See accompanying notes which are an integral part of the financial statements.
586 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 12,365 5.250 12/01/44 12,724
Pennsylvania Turnpike Commission Registration Fee Revenue Bonds (SIFMA
Municipal Swap Index + 0.850%)(ae)(Ê) 425 3.760 07/15/41 423
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 787
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 777
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 305 5.000 06/15/25 305
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 660 5.000 06/15/27 666
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 415 5.000 06/15/28 420
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 1,000 4.500 06/15/29 1,002
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 440 5.000 06/15/29 445
Philadelphia Authority for Industrial Development Revenue Bonds (µ) 510 5.000 12/01/29 524
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 140 5.000 06/15/30 141
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/30 104
Philadelphia Authority for Industrial Development Revenue Bonds 285 5.000 06/15/32 290
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 270 5.000 06/15/33 268
Philadelphia Authority for Industrial Development Revenue Bonds 500 5.250 11/01/52 512
Philadelphia Authority for Industrial Development Revenue Bonds 1,820 5.500 07/01/53 1,953
Pittsburgh School District General Obligation Limited (µ) 3,000 3.000 09/01/40 2,417
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 500 4.000 09/01/35 503
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 300 5.000 09/01/35 316
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 715 5.000 09/01/36 752
Reading School District General Obligation Limited (µ) 785 5.000 03/01/35 803
Reading School District General Obligation Limited (µ) 720 5.000 03/01/36 735
Redevelopment Authority of the City of Philadelphia Revenue Bonds 725 5.000 09/01/44 750
School District of Philadelphia (The) General Obligation Limited (µ)(ae) 10 5.000 09/01/27 10
Scranton School District General Obligation Limited (µ) 490 5.000 06/01/32 511
Scranton School District General Obligation Limited (µ) 330 5.000 12/01/33 341
Scranton School District General Obligation Limited (µ) 575 5.000 06/01/34 598
Scranton School District General Obligation Limited (µ) 560 5.000 06/01/36 579
Tulpehocken Area School District General Obligation Limited (µ) 3,490 5.250 10/01/45 3,638
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,020
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,050
Westmoreland County Industrial Development Authority Revenue Bonds 80 5.000 07/01/28 82
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 62
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 256
189,934
Puerto Rico - 3.3%
Commonwealth of Puerto Rico General Obligation Unlimited 236 5.375 07/01/25 236
Commonwealth of Puerto Rico General Obligation Unlimited 19,341 5.625 07/01/27 19,661
Commonwealth of Puerto Rico General Obligation Unlimited 1,379 5.625 07/01/29 1,422
Commonwealth of Puerto Rico General Obligation Unlimited 2,025 5.750 07/01/31 2,132
Commonwealth of Puerto Rico General Obligation Unlimited 4,055
Zero
coupon 07/01/33 2,756
Commonwealth of Puerto Rico General Obligation Unlimited 4,680 4.000 07/01/33 4,406
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/35 1,066
Commonwealth of Puerto Rico General Obligation Unlimited 1,100 4.000 07/01/41 942
Commonwealth of Puerto Rico General Obligation Unlimited 1,730 4.000 07/01/46 1,403
HTA CL 6 Trust Revenue Bonds 34 5.250 07/01/38 34
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 315 5.000 07/01/25 316
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,840 5.000 07/01/28 1,892

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 587
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 775 5.000 07/01/30 798
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 5,460 5.000 07/01/33 5,569
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 8,700 5.000 07/01/35 8,796
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 4,655 5.000 07/01/37 4,710
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,290 4.000 07/01/42 1,113
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 9,400 5.000 07/01/47 8,916
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR +
0.520%)(µ)(Ê) 8,835 1.480 07/01/29 8,232
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 221
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 250 5.000 07/01/32 261
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 235 4.000 07/01/37 217
Puerto Rico Municipal Finance Agency Revenue Bonds (µ) 1,435 5.000 08/01/27 1,435
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,265
Zero
coupon 07/01/27 3,912
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,575
Zero
coupon 07/01/29 3,825
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 13,003
Zero
coupon 07/01/31 9,918
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,700
Zero
coupon 07/01/33 1,168
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 17,834 4.500 07/01/34 17,428
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 66,630 4.329 07/01/40 62,472
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 13,793 4.550 07/01/40 13,152
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,450
Zero
coupon 07/01/46 465
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,200
Zero
coupon 07/01/51 276
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 619 4.784 07/01/58 566
189,716
Rhode Island - 0.5%
Providence Public Building Authority Revenue Bonds (µ) 220 5.875 06/15/26 220
Providence Public Building Authority Revenue Bonds (µ) 500 5.250 09/15/44 529
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,175 5.500 05/15/40 1,286
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,435 5.500 05/15/41 1,563
Rhode Island Health & Educational Building Corp. Revenue Bonds 3,965 5.500 05/15/47 4,216
Rhode Island Health and Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 208
Rhode Island Health and Educational Building Corp. Revenue Bonds 2,495 5.000 05/15/28 2,519
Rhode Island Health and Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,262
Rhode Island Health and Educational Building Corp. Revenue Bonds 3,135 5.000 05/15/48 3,237
Rhode Island Health and Educational Building Corp. Revenue Bonds 2,130 5.000 05/15/49 2,182
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 520 5.000 10/01/27 542
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 485 5.000 04/01/28 509
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 3,330 5.000 10/01/41 3,461
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 1,000 5.000 10/01/42 1,028
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 775 4.450 10/01/44 745
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 5,300 5.250 10/01/49 5,474
28,981
South Carolina - 1.2%
Charleston County Airport District Revenue Bonds 770 5.000 07/01/39 823
Charleston County Airport District Revenue Bonds 800 5.000 07/01/40 848
Charleston County Airport District Revenue Bonds 600 5.000 07/01/41 631

See accompanying notes which are an integral part of the financial statements.
588 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Charleston County Airport District Revenue Bonds 850 5.000 07/01/42 890
Charleston County Airport District Revenue Bonds 1,375 5.000 07/01/43 1,432
Charleston County Airport District Revenue Bonds 1,000 5.000 07/01/44 1,036
City of Anderson Water & Sewer Revenue Bonds 950 5.000 07/01/29 1,015
Clemson University Revenue Bonds 2,800 5.000 05/01/50 2,894
Orangeburg County Facilities Corp. Revenue Bonds 1,140 5.000 12/01/27 1,178
Orangeburg County Facilities Corp. Revenue Bonds 1,410 5.000 12/01/28 1,450
Orangeburg County Facilities Corp. Revenue Bonds 1,560 5.000 12/01/30 1,601
Patriots Energy Group Financing Agency Revenue Bonds (SOFR + 1.900%)(ae)(Ê) 5,150 4.808 03/01/31 5,150
South Carolina Jobs-Economic Development Authority Revenue Bonds 525 5.000 11/15/30 537
South Carolina Jobs-Economic Development Authority Revenue Bonds 175 5.000 11/15/33 178
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,650 5.000 04/01/34 1,789
South Carolina Jobs-Economic Development Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.000 03/01/35 2,384
South Carolina Jobs-Economic Development Authority Revenue Bonds 625 4.000 11/01/42 577
South Carolina Jobs-Economic Development Authority Revenue Bonds (µ) 2,075 4.000 11/01/42 1,941
South Carolina Jobs-Economic Development Authority Revenue Bonds 625 5.250 11/01/43 664
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,000 5.500 11/15/44 1,016
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,495
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,119
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 195
South Carolina Public Service Authority Revenue Bonds 3,965 5.000 12/01/36 3,986
South Carolina Public Service Authority Revenue Bonds (µ) 2,600 5.000 12/01/40 2,724
South Carolina Public Service Authority Revenue Bonds (µ) 1,690 5.500 12/01/41 1,818
South Carolina Public Service Authority Revenue Bonds (µ) 3,100 5.000 12/01/42 3,215
South Carolina Public Service Authority Revenue Bonds 3,000 5.000 12/01/42 3,082
South Carolina Public Service Authority Revenue Bonds 7,150 5.000 12/01/46 7,175
South Carolina Public Service Authority Revenue Bonds 1,500 5.750 12/01/47 1,584
South Carolina Public Service Authority Revenue Bonds 1,000 5.000 12/01/48 999
South Carolina State Housing Finance & Development Authority Revenue Bonds (~)
(Ê) 3,300 5.000 10/01/26 3,322
South Carolina State Housing Finance & Development Authority Revenue Bonds 3,740 4.600 07/01/49 3,715
South Carolina State Housing Finance & Development Authority Revenue Bonds 3,400 6.500 07/01/55 3,811
Sumter Two School Facilities, Inc. Revenue Bonds (µ) 1,360 5.000 12/01/26 1,371
70,645
South Dakota - 0.1%
Brookings School District No. 005-1 General Obligation Limited (µ) 575 5.250 06/15/34 639
Brookings School District No. 005-1 General Obligation Limited (µ) 1,600 5.500 06/15/43 1,735
County of Lincoln Revenue Bonds 100 4.000 08/01/41 86
South Dakota Housing Development Authority Revenue Bonds 2,000 6.250 11/01/55 2,214
South Dakota Housing Development Authority Revenue Bonds 2,500 6.500 11/01/55 2,813
7,487
Tennessee - 1.3%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 1,000 5.000 08/01/25 1,004
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 600 5.000 10/01/26 602
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (µ) 3,850 5.000 12/01/34 4,108
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 130 5.000 10/01/35 129
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 1,845 5.250 12/01/49 1,899
City of Knoxville General Obligation Unlimited 2,860 3.000 05/01/34 2,634
Greenville Health & Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 633

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 589
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Health Educational and Housing Facility Board of the City of Memphis (The)
Revenue Bonds (~)(ae)(Ê) 11,489 5.000 07/01/27 11,708
Knox County Health Educational & Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 4,665 4.050 12/01/27 4,704
Knox County Health Educational & Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 1,310 5.000 12/01/27 1,343
Knox County Health Educational & Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,771
Knox County Health Educational & Housing Facility Board Revenue Bonds (µ) 250 5.250 07/01/49 263
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 2,210 5.000 07/01/35 2,228
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 315 3.850 02/01/48 315
Metropolitan Government of Nashville & Davidson County General Obligation
Unlimited 5,750 1.750 01/01/36 4,267
Metropolitan Knoxville Airport Authority Revenue Bonds 500 5.000 06/01/39 535
Metropolitan Knoxville Airport Authority Revenue Bonds 560 5.000 06/01/41 589
Shelby County Health Educational & Housing Facilities Board Revenue Bonds (~)
(ae)(Ê) 7,400 5.000 09/01/29 7,694
Shelby County Health Educational & Housing Facilities Board Revenue Bonds 10,130 5.250 09/01/39 10,629
Tennergy Corp. Revenue Bonds (~)(ae)(Ê) 2,750 5.000 12/01/29 2,856
Tennessee Housing Development Agency Revenue Bonds (~)(ae)(Ê) 8,500 3.500 10/01/25 8,484
Tennessee Housing Development Agency Revenue Bonds 2,640 3.000 01/01/29 2,535
Tennessee Housing Development Agency Revenue Bonds 2,250 4.950 07/01/38 2,311
73,241
Texas - 9.6%
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 5,400 5.000 08/01/44 5,450
Aldine Independent School District General Obligation Unlimited 500 3.000 02/15/42 406
Allen Independent School District General Obligation Unlimited 3,820 5.000 02/15/44 4,015
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 513
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 801
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 770 4.125 06/15/34 739
Arlington Higher Education Finance Corp. Revenue Bonds 1,275 4.250 08/15/34 1,202
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 662
Arlington Higher Education Finance Corp. Revenue Bonds 1,250 5.000 02/15/37 1,334
Arlington Higher Education Finance Corp. Revenue Bonds 550 5.000 08/15/37 596
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 02/15/38 1,063
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 08/15/38 538
Arlington Higher Education Finance Corp. Revenue Bonds 1,125 5.000 02/15/39 1,191
Arlington Higher Education Finance Corp. Revenue Bonds 200 4.500 08/15/39 186
Arlington Higher Education Finance Corp. Revenue Bonds 590 5.000 08/15/39 632
Arlington Higher Education Finance Corp. Revenue Bonds 2,500 4.000 02/15/44 2,299
Arlington Higher Education Finance Corp. Revenue Bonds 225 4.750 08/15/44 210
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.000 08/15/49 144
Arlington Independent School District General Obligation Unlimited 2,175 5.000 02/15/39 2,197
Austin Community College District General Obligation Limited 750 5.250 08/01/53 785
Barbers Hill Independent School District General Obligation Unlimited 1,625 4.000 02/15/41 1,562
Baytown Municipal Development District Revenue Bonds 1,440 5.000 10/01/38 1,495
Baytown Municipal Development District Revenue Bonds 1,515 5.000 10/01/39 1,565
Baytown Municipal Development District Revenue Bonds 1,590 5.000 10/01/40 1,629
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,668
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,416
Bexar Management and Development Corp. Revenue Bonds (~)(ae)(Ê) 835 3.020 05/01/28 822

See accompanying notes which are an integral part of the financial statements.
590 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Boerne Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,000 4.000 02/01/28 1,024
Cedar Port Navigation & Improvement District General Obligation Unlimited 2,450 4.250 09/01/41 2,409
Central Texas Regional Mobility Authority Revenue Bonds (ae) 1,200 5.000 07/01/25 1,203
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,438
Central Texas Regional Mobility Authority Revenue Bonds 150 4.000 01/01/40 141
Central Texas Turnpike System Revenue Bonds (µ) 4,500
Zero
coupon 08/15/25 4,455
Central Texas Turnpike System Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/30 4,204
Central Texas Turnpike System Revenue Bonds 2,775 5.000 08/15/34 3,037
Central Texas Turnpike System Revenue Bonds 2,150 5.000 08/15/39 2,236
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,000 4.000 04/01/39 975
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,130 4.000 04/01/40 1,087
City of Anna Special Assessment Revenue Bonds (Þ) 369 4.875 09/15/30 371
City of Arlington Special Tax Revenue Bonds (µ) 1,785 5.000 02/15/34 1,850
City of Arlington Special Tax Revenue Bonds (µ) 3,620 5.000 02/15/37 3,725
City of Arlington Special Tax Revenue Bonds (µ) 6,250 5.000 02/15/43 6,353
City of Aubrey Special Assessment (µ) 1,135 5.000 09/01/40 1,180
City of Austin Electric Utility Revenue Bonds 750 5.000 11/15/40 802
City of Austin Special Assessment Revenue Bonds (Þ) 465 4.250 11/01/32 460
City of Austin Water & Wastewater System Revenue Bonds 700 5.000 11/15/38 749
City of Austin Water & Wastewater System Revenue Bonds 500 5.000 11/15/39 532
City of Austin Water & Wastewater System Revenue Bonds 1,000 5.000 11/15/40 1,058
City of Beaumont Waterworks & Sewer System Revenue Bonds (µ) 550 5.000 09/01/41 576
City of Boyd Special Assessment Revenue Bonds (Þ) 1,005 5.125 09/15/43 962
City of Bryan General Obligation Limited 2,520 2.375 08/15/36 2,016
City of Bryan General Obligation Limited 2,580 2.375 08/15/37 2,015
City of Bryan General Obligation Limited 2,640 2.375 08/15/38 2,008
City of Bryan General Obligation Limited 2,705 2.500 08/15/39 2,054
City of Carrollton General Obligation Limited 450 5.000 08/15/38 485
City of Celina Special Assessment Revenue Bonds (Þ) 191 4.375 09/01/27 191
City of Celina Special Assessment Revenue Bonds (Þ) 129 4.500 09/01/27 129
City of Celina Special Assessment Revenue Bonds (Þ) 75 3.625 09/01/30 73
City of Celina Special Assessment Revenue Bonds (Þ) 510 4.375 09/01/30 506
City of Celina Special Assessment Revenue Bonds (Þ) 186 5.000 09/01/30 187
City of Celina Special Assessment Revenue Bonds (Þ) 200 4.375 09/01/31 198
City of Celina Special Assessment Revenue Bonds (Þ) 165 4.625 09/01/31 164
City of Celina Special Assessment Revenue Bonds 350 5.000 09/01/34 370
City of Celina Special Assessment Revenue Bonds 575 4.800 09/01/37 551
City of Celina Special Assessment Revenue Bonds 286 5.000 09/01/37 300
City of Celina Special Assessment Revenue Bonds 492 5.000 09/01/38 512
City of Celina Special Assessment Revenue Bonds (µ) 1,000 5.000 09/01/39 1,038
City of Celina Special Assessment Revenue Bonds (Þ) 230 4.250 09/01/40 203
City of Celina Special Assessment Revenue Bonds (µ) 750 5.000 09/01/45 756
City of College Station General Obligation Limited 2,975 2.000 02/15/35 2,314
City of College Station General Obligation Limited 2,035 2.000 02/15/36 1,541
City of College Station General Obligation Limited 3,160 2.125 02/15/38 2,314
City of College Station General Obligation Limited 1,295 2.125 02/15/40 899
City of College Station General Obligation Limited 2,370 2.250 02/15/41 1,642
City of Corpus Christi Utility System Revenue Bonds 1,400 5.000 07/15/28 1,476

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 591
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Corpus Christi Utility System Revenue Bonds 3,000 5.000 07/15/29 3,206
City of Corpus Christi Utility System Revenue Bonds 3,000 5.000 07/15/31 3,272
City of Corpus Christi Utility System Revenue Bonds 2,000 5.000 07/15/32 2,193
City of Corpus Christi Utility System Revenue Bonds 2,500 5.000 07/15/41 2,659
City of Crandall Special Assessment Revenue Bonds (Þ) 50 3.375 09/15/26 50
City of Crandall Special Assessment Revenue Bonds (Þ) 600 4.000 09/15/31 585
City of Crandall Special Assessment Revenue Bonds (Þ) 425 4.500 09/15/35 408
City of Dallas General Obligation Limited 10,160 5.000 02/15/26 10,314
City of Dallas General Obligation Limited 3,985 5.000 02/15/27 4,118
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,105 4.000 08/15/29 1,117
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,400 4.000 08/15/31 1,409
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,020 5.000 07/01/26 1,030
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 205 5.000 08/01/26 209
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,890 5.000 09/01/26 1,898
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 935 5.000 10/01/27 967
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 665 3.300 01/01/28 660
City of Dallas Housing Finance Corp. Revenue Bonds (~)(Ê) 350 5.000 07/01/42 359
City of Denton General Obligation Limited 5,000 4.125 02/15/50 4,519
City of Dripping Springs Special Assessment (Þ) 372 4.500 09/01/30 370
City of Dripping Springs Special Assessment (Þ) 381 4.250 09/01/31 374
City of El Paso Water & Sewer Revenue Bonds 1,500 5.250 03/01/49 1,569
City of Fate Special Assessment Revenue Bonds (Þ) 185 3.750 08/15/27 183
City of Fort Worth General Obligation Limited 1,475 2.000 03/01/40 1,001
City of Fort Worth Special Assessment Revenue Bonds (µ) 1,000 5.000 09/01/44 1,030
City of Fort Worth Special Tax Revenue Bonds 2,050 5.250 03/01/36 2,053
City of Fort Worth Water & Sewer System Revenue Bonds 6,045 3.000 02/15/35 5,473
City of Galveston Wharves & Terminal Revenue Bonds 1,730 5.000 08/01/39 1,840
City of Galveston Wharves & Terminal Revenue Bonds 550 5.250 08/01/40 593
City of Galveston Wharves & Terminal Revenue Bonds 1,900 5.250 08/01/41 2,037
City of Galveston Wharves & Terminal Revenue Bonds 750 5.250 08/01/42 800
City of Galveston Wharves & Terminal Revenue Bonds 600 5.250 08/01/43 637
City of Galveston Wharves & Terminal Revenue Bonds 675 5.250 08/01/44 713
City of Garland Electric Utility System Revenue Bonds (µ) 500 5.000 03/01/40 527
City of Greenville Waterworks & Sewer System Revenue Bonds (µ) 3,955 5.000 02/15/44 4,104
City of Hackberry Revenue Bonds 1,710 4.625 09/01/37 1,668
City of Hackberry Special Assessment 1,350 4.500 09/01/38 1,223
City of Haslet Special Assessment Revenue Bonds (Þ) 179 2.625 09/01/26 176
City of Houston Airport System Revenue Bonds 2,000 5.000 07/01/29 2,097
City of Houston Airport System Revenue Bonds 2,175 5.000 07/01/30 2,278
City of Houston Airport System Revenue Bonds 360 5.000 07/01/31 377
City of Houston Airport System Revenue Bonds 325 5.000 07/01/32 340
City of Houston Airport System Revenue Bonds 1,530 5.000 07/01/43 1,555
City of Houston Combined Utility System Revenue Bonds 4,535 5.000 11/15/26 4,660
City of Houston Combined Utility System Revenue Bonds (µ) 3,275
Zero
coupon 12/01/26 3,116
City of Houston Combined Utility System Revenue Bonds 1,690 5.000 11/15/27 1,763
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,470 5.000 09/01/27 1,487
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,240 5.000 09/01/34 1,285
City of Hutto Special Assessment Revenue Bonds (Þ) 153 2.500 09/01/26 151

See accompanying notes which are an integral part of the financial statements.
592 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Justin Special Assessment Revenue Bonds (Þ) 745 4.625 09/01/28 745
City of Kyle Special Assessment Revenue Bonds (Þ) 165 2.750 09/01/26 163
City of Kyle Special Assessment Revenue Bonds (Þ) 385 3.625 09/01/27 381
City of Kyle Special Assessment Revenue Bonds (Þ) 230 5.750 09/01/30 236
City of Kyle Special Assessment Revenue Bonds (Þ) 351 4.250 09/01/31 345
City of Kyle Special Assessment Revenue Bonds (Þ) 501 3.875 09/01/32 465
City of Kyle Special Assessment Revenue Bonds (Þ) 2,069 5.125 09/01/46 2,022
City of Laredo Waterworks & Sewer System Revenue Bonds 2,000 4.000 03/01/49 1,750
City of Lavon Special Assessment Revenue Bonds (Þ) 200 5.250 09/15/28 201
City of Lavon Special Assessment Revenue Bonds (µ) 365 3.000 09/15/30 342
City of Lavon Special Assessment Revenue Bonds (µ) 380 3.000 09/15/31 351
City of Lavon Special Assessment Revenue Bonds (Þ) 240 4.250 09/15/31 238
City of Lavon Special Assessment Revenue Bonds (Þ) 985 4.250 09/15/39 872
City of Lubbock General Obligation Limited 1,800 5.000 02/15/40 1,915
City of Manor Special Assessment Revenue Bonds (Þ) 233 4.500 09/15/30 232
City of Mesquite Special Assessment Revenue Bonds (Þ) 240 4.750 09/01/28 240
City of Mesquite Special Assessment Revenue Bonds (Þ) 595 5.250 09/01/38 588
City of Mesquite Special Assessment Revenue Bonds (Þ) 816 5.000 09/01/43 770
City of Mesquite Waterworks & Sewer System Revenue Bonds 1,085 5.000 03/01/27 1,121
City of Midlothian Special Assessment Revenue Bonds (Þ) 145 2.875 09/15/26 143
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 284 5.250 09/01/30 287
City of Oak Point Special Assessment Revenue Bonds (Þ) 309 4.250 09/15/31 303
City of Pilot Point Special Assessment Revenue Bonds (Þ) 417 4.875 09/15/27 419
City of Pilot Point Special Assessment Revenue Bonds (Þ) 500 5.125 09/15/32 499
City of Princeton Special Assessment Revenue Bonds (Þ) 50 2.750 09/01/25 50
City of Princeton Special Assessment Revenue Bonds (Þ) 134 3.750 09/01/27 133
City of Princeton Special Assessment Revenue Bonds (Þ) 295 4.375 09/01/28 296
City of Princeton Special Assessment Revenue Bonds (Þ) 732 4.250 09/01/30 722
City of Princeton Special Assessment Revenue Bonds (Þ) 344 5.500 09/01/30 351
City of Princeton Special Assessment Revenue Bonds (Þ) 210 2.875 09/01/31 191
City of Princeton Special Assessment Revenue Bonds (Þ) 128 3.000 09/01/31 114
City of Princeton Special Assessment Revenue Bonds (Þ) 280 4.000 09/01/32 268
City of Princeton Special Assessment Revenue Bonds (Þ) 300 4.600 09/01/35 293
City of Royse Special Assessment Revenue Bonds (Þ) 203 5.500 09/15/30 207
City of Royse Special Assessment Revenue Bonds (Þ) 175 4.125 09/15/39 154
City of Royse Special Assessment Revenue Bonds (Þ) 400 5.375 09/15/44 386
City of Sachse Special Assessment Revenue Bonds (Þ) 659 5.625 09/15/42 661
City of San Antonio Electric & Gas Systems Revenue Bonds 1,575 5.000 02/01/41 1,675
City of Venus Special Assessment Revenue Bonds (Þ) 250 3.125 09/15/31 228
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,246
City of Waxahachie Special Assessment (Þ) 301 4.875 08/15/27 302
Clifton Higher Education Finance Corp. Revenue Bonds 405 4.000 08/15/30 410
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 340 3.000 08/15/32 309
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 255 3.000 08/15/33 228
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 490 3.000 08/15/34 477
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/36 1,478
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/37 1,462
Clifton Higher Education Finance Corp. Revenue Bonds 195 5.000 08/15/38 208

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 593
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Clifton Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/39 1,063
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 930 3.000 08/15/40 742
Club Municipal Management District No. 1 Special Assessment (Þ) 84 2.500 09/01/26 83
Club Municipal Management District No. 1 Special Assessment (Þ) 399 4.375 09/01/31 394
Comal County Water Control & Improvement District No. 6 General Obligation
Unlimited (µ) 2,025 5.250 09/01/30 2,131
Comal County Water Control & Improvement District No. 6 General Obligation
Unlimited (µ) 1,700 4.000 09/01/44 1,550
Comal Independent School District General Obligation Unlimited 5,000 3.000 02/01/39 4,228
Conroe Local Government Corp. Revenue Bonds 200 5.000 10/01/35 215
Conroe Local Government Corp. Revenue Bonds 100 4.000 10/01/41 94
County of Bastrop Special Assessment Revenue Bonds (Þ) 367 4.375 09/01/30 364
County of Harris General Obligation Unlimited 1,000 4.000 09/15/42 949
County of Harris General Obligation Unlimited 1,315 4.000 09/15/43 1,233
County of Montgomery Special Assessment 601 4.375 09/15/32 597
County of Travis General Obligation Limited 160 4.000 03/01/43 151
County of Travis General Obligation Unlimited 185 4.000 03/01/44 172
County of Wise General Obligation Limited 210 5.000 02/15/26 213
County of Wise General Obligation Limited 220 5.000 02/15/27 227
County of Wise General Obligation Limited 210 5.000 02/15/28 220
Crandall Independent School District General Obligation Unlimited 1,350 5.000 08/15/53 1,381
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 350 5.000 08/15/37 363
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 555 5.000 08/15/41 564
Cypress-Fairbanks Independent School District General Obligation Unlimited 3,000 2.250 02/15/41 2,111
Dallas Area Rapid Transit Tax Allocation (ae) 515 5.000 12/01/25 520
Dallas Fort Worth International Airport Revenue Bonds 1,000 5.000 11/01/25 1,009
Dallas Fort Worth International Airport Revenue Bonds 4,000 5.000 11/01/36 4,329
Dallas Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 968
Dallas Fort Worth International Airport Revenue Bonds 3,500 4.000 11/01/41 3,318
Dallas Fort Worth International Airport Revenue Bonds 1,255 4.000 11/01/45 1,129
Dallas Fort Worth International Airport Revenue Bonds 5,000 4.000 11/01/46 4,455
Dallas Independent School District General Obligation Unlimited 3,280 2.000 02/15/42 2,100
Denton Independent School District General Obligation Unlimited 1,320 5.000 08/15/26 1,353
Eagle Mountain & Saginaw Independent School District General Obligation
Unlimited (~)(ae)(Ê) 600 4.000 08/01/27 611
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 720 5.000 08/15/40 756
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 750 5.000 08/15/41 783
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 725 5.000 08/15/42 753
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 117
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 90
El Paso County Hospital District General Obligation Limited 790 5.000 08/15/28 802
El Paso County Hospital District General Obligation Limited 1,010 5.000 08/15/30 1,022
El Paso Independent School District General Obligation Limited (~)(ae)(Ê) 500 5.000 02/01/40 507
Fort Bend County Municipal Utility District No. 134B General Obligation Unlimited
(µ) 1,980 6.000 03/01/29 2,097
Fort Bend Independent School District General Obligation Unlimited (~)(ae)(Ê) 6,745 4.000 08/01/27 6,826
Fort Worth Independent School District General Obligation Unlimited 2,500 5.000 02/15/47 2,530
Frisco Independent School District General Obligation Unlimited 325 5.000 02/15/35 357
Frisco Independent School District General Obligation Unlimited 570 5.000 02/15/36 624

See accompanying notes which are an integral part of the financial statements.
594 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Frisco Independent School District General Obligation Unlimited 1,000 5.000 02/15/37 1,090
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 315 0.790 09/01/25 315
Harlandale Independent School District General Obligation Unlimited 1,125 4.000 08/15/32 1,126
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,000 5.000 07/01/29 1,048
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 2,800 5.000 07/01/31 3,032
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 120 6.375 01/01/33 120
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 6,160 5.000 07/01/34 6,758
Harris County Municipal Utility District No. 489 General Obligation Unlimited (µ) 3,700 6.500 09/01/29 3,956
Harris County Toll Road Authority (The) Revenue Bonds (~)(ae)(Ê) 2,075 4.050 11/01/50 2,091
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/25 100
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/27 103
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/28 104
Harrisburg Redevelopment Authority Tax Allocation (µ) 115 5.000 09/01/29 121
Harrisburg Redevelopment Authority Tax Allocation (µ) 115 5.000 09/01/30 122
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/31 107
Highland Park Independent School District/Potter County General Obligation
Unlimited 650 5.250 02/15/39 708
Highland Park Independent School District/Potter County General Obligation
Unlimited 2,195 5.250 02/15/40 2,377
Housing Synergy PFC Revenue Bonds (~)(ae)(Ê) 3,000 5.000 02/01/27 3,037
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,607
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 49
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.125 10/01/51 1,471
Houston Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,050 3.650 02/01/28 1,048
Hutto Independent School District General Obligation Unlimited 1,600 5.000 08/01/44 1,679
Jacksboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 680 4.000 02/15/48 696
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 450 4.375 09/01/30 446
Karnes County Hospital District Revenue Bonds (~)(ae)(Ê) 1,150 5.000 02/01/29 1,211
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(µ) 250 4.000 09/01/39 232
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(µ) 1,105 4.250 09/01/43 1,017
Kennedale Independent School District General Obligation Unlimited 450 5.000 02/15/38 486
Kermit Independent School District General Obligation Unlimited 2,500 5.000 02/15/48 2,562
Kermit Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 1,017
Laredo Independent School District General Obligation Unlimited 1,250 5.000 08/01/26 1,278
Lewisville Independent School District General Obligation Unlimited 7,150 5.000 08/15/43 7,472
Lower Colorado River Authority Revenue Bonds 3,060 5.000 05/15/31 3,063
Lower Colorado River Authority Revenue Bonds (µ) 3,500 5.000 05/15/42 3,680
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 954
Matagorda County Navigation District No. 1 Revenue Bonds 2,850 2.600 11/01/29 2,669
Mesquite Housing Finance Corp. (The) Revenue Bonds (~)(ae)(Ê) 2,000 3.350 08/01/27 1,968
Mitchell County Hospital District General Obligation Limited 70 5.250 02/15/30 70
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 54
Montgomery County Toll Road Authority Revenue Bonds 1,370 5.000 09/15/32 1,375
Montgomery County Toll Road Authority Revenue Bonds 1,340 5.000 09/15/37 1,343
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 115 5.000 11/01/25 116
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 400 5.000 07/01/26 406
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 5.000 11/01/26 102
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/27 509

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 595
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 5.000 11/01/27 103
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 535 4.000 08/15/28 525
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 130 5.000 11/01/28 135
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.000 11/01/29 184
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 930 4.000 08/15/30 899
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,200 4.250 10/01/30 1,188
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 5.000 11/01/30 264
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 147
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 513
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,215 4.000 08/15/31 1,164
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 165 5.000 11/01/31 175
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 127
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 256
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 860 5.000 11/01/32 914
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 307
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 210 5.000 11/01/33 223
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,205 4.000 08/15/34 1,129
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 180 5.000 11/01/34 191
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,172
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 185 5.000 11/01/35 196
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 455 4.000 08/15/36 414
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 511
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/39 1,003
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 370 4.000 08/15/41 316
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 770 5.000 12/01/49 728
North Texas Municipal Water District Water System Revenue Bonds 5,125 5.000 09/01/29 5,506
North Texas Municipal Water District Water System Revenue Bonds 1,600 3.000 09/01/32 1,500
North Texas Tollway Authority Revenue Bonds 3,065 5.000 01/01/27 3,099
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,022
North Texas Tollway Authority Revenue Bonds 900
Zero
coupon 01/01/37 550
North Texas Tollway Authority Revenue Bonds 1,895 4.000 01/01/37 1,823
North Texas Tollway Authority Revenue Bonds 50 4.000 01/01/40 47
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,980 3.450 08/01/27 1,993
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 995 3.000 08/01/53 994
Pasadena Independent School District General Obligation Unlimited (~)(ae)(Ê) 5,750 3.230 08/15/27 5,771
Pearland Independent School District General Obligation Unlimited (ae) 250 5.250 02/15/26 254
Pearland Independent School District General Obligation Unlimited 1,250 5.250 02/15/32 1,266
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,275 5.000 02/15/35 1,316
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,650 5.000 02/15/38 1,664
Pecos Barstow Toyah Independent School District General Obligation Unlimited 650 5.000 02/15/39 655
Pecos Barstow Toyah Independent School District General Obligation Unlimited 2,250 5.000 02/15/40 2,268
Pecos Barstow Toyah Independent School District General Obligation Unlimited 4,695 5.000 02/15/41 4,710
Pecos Barstow Toyah Independent School District General Obligation Unlimited 2,425 5.000 02/15/42 2,442
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,675 5.000 02/15/43 1,680
Pflugerville Independent School District General Obligation Unlimited 3,245 4.000 02/15/45 2,970
Plainview Independent School District General Obligation Unlimited (~)(ae)(Ê) 425 4.000 02/15/50 429
Ponder Independent School District General Obligation Unlimited (~)(ae)(Ê) 700 4.000 08/15/27 711
Pottsboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 750 4.000 08/15/27 763

See accompanying notes which are an integral part of the financial statements.
596 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Prosper Independent School District General Obligation Unlimited 2,000 3.000 02/15/40 1,680
Prosper Independent School District General Obligation Unlimited (~)(ae)(Ê) 525 4.000 02/15/50 531
Reagan Hospital District of Reagan County General Obligation Limited 410 5.000 02/01/29 410
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,469
Royse City Special Assessment (Þ) 100 4.125 09/15/40 87
Sabine-Neches Navigation District General Obligation Limited 500 5.250 02/15/36 540
Sabine-Neches Navigation District General Obligation Limited 650 5.250 02/15/38 698
Sabine-Neches Navigation District General Obligation Limited 1,885 5.250 02/15/40 2,002
Sabine-Neches Navigation District General Obligation Limited 1,500 5.250 02/15/42 1,579
San Antonio Housing Trust Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 420 3.450 07/01/27 418
San Antonio Housing Trust Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 665 5.000 10/01/27 686
San Antonio Municipal Facilities Corp. Revenue Bonds (~)(ae)(Ê) 675 5.000 08/01/27 704
San Antonio Water System Revenue Bonds 680 5.000 05/15/39 737
Sherman Independent School District General Obligation Unlimited 6,000 5.000 02/15/53 6,161
SMHA Finance Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 1,035 3.700 07/01/27 1,038
South Manvel Development Authority Tax Allocation 235 4.500 04/01/30 234
South Manvel Development Authority Tax Allocation 325 5.000 04/01/38 316
South Manvel Development Authority Tax Allocation 290 4.500 04/01/39 290
Southwest Houston Redevelopment Authority Revenue Bonds (µ) 55 4.000 09/01/34 53
Southwest Houston Redevelopment Authority Revenue Bonds (µ) 85 4.000 09/01/36 80
Southwest Houston Redevelopment Authority Tax Allocation (µ) 1,300 5.000 09/01/33 1,327
Spring Independent School District General Obligation Unlimited 5,000 4.000 08/15/40 4,796
State of Texas General Obligation Unlimited 8,500 5.000 10/01/36 8,500
State of Texas General Obligation Unlimited 9,350 5.000 10/01/36 9,350
State of Texas General Obligation Unlimited 1,350 5.000 08/01/40 1,353
Strategic Housing Finance Corp. of Travis County Revenue Bonds (~)(ae)(Ê) 905 3.350 03/01/28 897
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 07/01/26 204
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 300 5.000 07/01/27 310
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 350 5.000 07/01/28 366
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.000 10/01/31 185
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 310 5.000 10/01/44 312
Tarrant County Hospital District General Obligation Limited 2,510 4.000 08/15/43 2,352
Tarrant County Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,125 5.000 03/01/27 1,142
Texas A&M University Revenue Bonds 1,395 3.000 05/15/39 1,184
Texas Department of Housing & Community Affairs Revenue Bonds (~)(ae)(Ê) 485 5.000 08/01/26 485
Texas Department of Housing & Community Affairs Revenue Bonds (~)(ae)(Ê) 2,000 3.050 09/01/27 1,976
Texas Department of Housing & Community Affairs Revenue Bonds (~)(ae)(Ê) 665 5.000 03/01/41 666
Texas Department of Housing & Community Affairs Revenue Bonds 6,590 3.500 07/01/52 6,424
Texas Department of Housing & Community Affairs Revenue Bonds 5,920 5.750 01/01/56 6,411
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 1,425 6.250 12/15/26 1,458
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (SIFMA
Municipal Swap Index + 0.550%)(Ê) 725 0.670 09/15/27 710
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (USD 3 Month
LIBOR + 0.690%)(Ê) 27,240 3.739 09/15/27 26,815
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 380 5.000 12/15/25 383
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 4,305 5.000 12/15/28 4,440
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 4,520 5.000 12/15/32 4,709
Texas Municipal Gas Acquisition & Supply Corp. V Revenue Bonds (~)(ae)(Ê) 16,500 5.000 01/01/34 17,237
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 6,890 5.000 12/31/32 7,214

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 597
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,120 4.000 06/30/33 1,100
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,411
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/38 475
Texas Public Finance Authority Revenue Bonds (µ) 1,175 5.000 05/01/33 1,254
Texas Public Finance Authority Revenue Bonds (µ) 1,000 5.250 05/01/35 1,077
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/37 537
Texas Public Finance Authority Revenue Bonds (µ) 600 5.250 05/01/39 640
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/41 529
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/42 526
Texas Water Development Board Revenue Bonds 475 4.000 10/15/36 477
Texas Water Development Board Revenue Bonds 1,215 4.000 10/15/40 1,148
Texas Water Development Board Revenue Bonds 1,425 5.000 10/15/47 1,473
Tomball Independent School District General Obligation Unlimited 4,750 3.875 02/15/36 4,758
Town of Flower Mound Special Assessment Revenue Bonds (Þ) 750 3.250 09/01/31 701
Town of Flower Mound Special Assessment Revenue Bonds (Þ) 800 3.500 09/01/36 679
Town of Little Elm Special Assessment Revenue Bonds (Þ) 708 3.125 09/01/41 532
Travis County Development Authority Special Assessment (Þ) 563 4.500 09/01/31 558
Travis County Development Authority Special Assessment (Þ) 500 4.250 09/01/32 491
Travis County Development Authority Special Assessment (Þ) 302 4.750 09/01/32 299
Travis County Development Authority Special Assessment (Þ) 600 5.000 09/01/44 557
Travis County Development Authority Special Assessment 688 5.000 09/01/44 636
Travis County Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 725 3.400 07/01/28 720
Trinity River Authority Revenue Bonds 1,325 5.000 02/01/42 1,396
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 129
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 809
Viridian Municipal Management District Special Assessment 52 2.375 12/01/25 51
Viridian Municipal Management District Special Assessment 465 3.750 12/01/27 452
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 1,798
Westpointe Special Improvement District General Obligation Limited (µ) 455 5.000 08/15/37 484
Westpointe Special Improvement District General Obligation Limited (µ) 1,000 4.500 08/15/38 1,017
Westpointe Special Improvement District General Obligation Limited (µ) 550 5.000 08/15/41 573
Westside 211 Special Improvement District General Obligation Limited 295 2.125 08/15/30 252
Westside 211 Special Improvement District General Obligation Limited 310 3.000 08/15/32 270
Westside 211 Special Improvement District General Obligation Limited 875 5.250 08/15/38 892
White Settlement Independent School District General Obligation Unlimited 1,000 5.000 08/15/28 1,004
Wylie Independent School District/Collin County General Obligation Unlimited 5,000 5.250 08/15/49 5,249
555,905
Utah - 1.3%
City of Salt Lake City Public Utilities Revenue Bonds 2,200 5.000 02/01/43 2,343
City of Salt Lake City Public Utilities Revenue Bonds 9,210 5.000 02/01/52 9,441
City of Salt Lake City Public Utilities Revenue Bonds 4,125 5.250 02/01/55 4,340
County of Utah Revenue Bonds 9,530 5.000 05/15/46 9,535
Intermountain Power Agency Revenue Bonds 1,285 5.000 07/01/34 1,370
Intermountain Power Agency Revenue Bonds 1,600 5.000 07/01/36 1,702
Intermountain Power Agency Revenue Bonds 265 5.000 07/01/38 279
Intermountain Power Agency Revenue Bonds 1,370 5.000 07/01/40 1,428
Intermountain Power Agency Revenue Bonds 1,215 5.000 07/01/41 1,254
Intermountain Power Agency Revenue Bonds 3,385 5.000 07/01/42 3,485
Intermountain Power Agency Revenue Bonds 770 5.000 07/01/44 787

See accompanying notes which are an integral part of the financial statements.
598 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Intermountain Power Agency Revenue Bonds 6,865 5.250 07/01/44 7,153
Jordan School District General Obligation Unlimited 2,750 5.000 06/15/27 2,864
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 5.500 06/15/39 499
Nebo School District General Obligation Unlimited 1,785 2.000 07/01/32 1,538
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 235
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 455 3.400 08/01/27 450
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 565 3.700 08/01/27 565
Utah Housing Corp. Revenue Bonds 3,500 6.500 07/01/55 3,848
Utah Infrastructure Agency Revenue Bonds 130 5.000 10/15/28 137
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,334
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 163
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 246
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,671
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,815
Utah Infrastructure Agency Revenue Bonds 2,755 5.500 10/15/33 2,929
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 1,006
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/36 937
Utah Infrastructure Agency Revenue Bonds 1,500 4.000 10/15/39 1,340
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,216
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/42 862
Utah State Charter School Finance Authority Revenue Bonds (µ) 1,110 4.000 04/15/35 1,073
Utah State Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,316
Utah State Charter School Finance Authority Revenue Bonds 1,000 5.000 10/15/46 1,002
73,163
Vermont - 0.0%
City of Burlington Airport Revenue Bonds 475 5.000 07/01/27 488
City of Burlington Airport Revenue Bonds 400 5.000 07/01/28 416
University of Vermont and State Agricultural College Revenue Bonds 925 5.000 10/01/43 937
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 550 5.500 10/01/43 500
Vermont Housing Finance Agency Revenue Bonds 546 4.750 11/01/48 549
2,890
Virgin Islands - 0.5%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 10/01/26 6,111
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 15,254
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,273
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,035 5.000 10/01/30 4,182
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 550 5.000 10/01/39 540
Virgin Islands Public Finance Authority Revenue Bonds (µ) 630 5.000 10/01/32 636
30,996
Virginia - 1.8%
Arlington County Industrial Development Authority Revenue Bonds 3,290 5.000 01/01/26 3,328
Arlington County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,300 5.000 07/01/31 1,372
Ballston Quarter Community Development Authority Tax Allocation 140 5.000 03/01/26 138
Ballston Quarter Community Development Authority Tax Allocation 916 1.000 03/01/30 761
Ballston Quarter Community Development Authority Tax Allocation 382 5.500 03/01/46 395
Chesapeake Bay Bridge & Tunnel District Revenue Bonds (µ) 3,760 5.000 07/01/41 3,781
Chesapeake Redevelopment & Housing Authority Revenue Bonds (~)(ae)(Ê) 4,520 5.000 06/01/26 4,526
Chesapeake Redevelopment & Housing Authority Revenue Bonds (~)(ae)(Ê) 850 5.000 05/01/43 862
City of Harrisonburg General Obligation Unlimited 1,255 1.750 07/15/36 938

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 599
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Newport News General Obligation Unlimited 150 3.000 02/01/31 145
City of Newport News General Obligation Unlimited 250 4.000 02/01/33 260
County of Fairfax General Obligation Unlimited 3,385 4.000 10/01/28 3,403
Fairfax County Industrial Development Authority Revenue Bonds 5,770 4.000 05/15/44 5,199
FHLMC Multifamily VRD Certificates Revenue Bonds 14,966 4.759 08/25/41 15,483
Hampton Roads Transportation Accountability Commission Revenue Bonds 5,015 5.000 07/01/26 5,123
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 750 5.000 07/01/36 801
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 700 5.000 07/01/37 745
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 950 5.000 07/01/38 989
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 2,000 5.250 07/01/48 2,067
Louisa Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,250 3.800 05/28/27 4,271
Salem Economic Development Authority Revenue Bonds 775 5.000 04/01/35 792
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 49
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 31
Virginia Beach Development Authority Revenue Bonds 825 5.375 09/01/29 838
Virginia College Building Authority Revenue Bonds 350 5.000 06/01/30 363
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 117
Virginia Commonwealth Transportation Board Revenue Bonds 2,065 5.000 05/15/27 2,145
Virginia Housing Development Authority Revenue Bonds (~)(ae)(Ê) 13,000 3.625 04/01/26 12,960
Virginia Housing Development Authority Revenue Bonds 950 4.650 12/01/44 943
Virginia Housing Development Authority Revenue Bonds 1,510 3.100 12/01/45 1,154
Virginia Public Building Authority Revenue Bonds 3,740 5.000 08/01/29 3,754
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 01/01/33 1,039
Williamsburg Economic Development Authority Revenue Bonds (µ) 2,270 4.000 07/01/42 2,147
Williamsburg Economic Development Authority Revenue Bonds (µ) 1,000 4.000 07/01/43 935
Winchester Economic Development Authority Revenue Bonds 275 5.000 01/01/40 289
Winchester Economic Development Authority Revenue Bonds 1,035 5.000 01/01/41 1,078
Winchester Economic Development Authority Revenue Bonds 420 5.000 01/01/42 434
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 11,500 3.800 05/28/27 11,569
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,205 0.750 10/01/40 4,148
York County Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 2,350 3.650 05/01/33 2,343
101,715
Washington - 1.6%
Central Puget Sound Regional Transit Authority Revenue Bonds 3,850 5.000 11/01/41 3,875
City of Seattle Drainage & Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,618
City of Seattle Drainage & Wastewater Revenue Bonds 1,825 4.000 09/01/36 1,828
City of Seattle Drainage & Wastewater Revenue Bonds 500 4.000 09/01/37 496
City of Seattle Municipal Light & Power Revenue Bonds 220 4.000 07/01/37 220
City of Seattle Municipal Light & Power Revenue Bonds 2,355 4.000 07/01/41 2,242
County of King Sewer Revenue Bonds (SIFMA Municipal Swap Index + 0.230%)(ae)
(Ê) 14,275 3.140 01/01/40 14,020
County of Pierce General Obligation Limited 2,040 2.600 07/01/36 1,702
County of Snohomish General Obligation Limited 3,500 2.000 12/01/33 2,867
Energy Northwest Revenue Bonds 1,685 5.000 07/01/26 1,728
Energy Northwest Revenue Bonds 1,600 5.000 07/01/27 1,671
Energy Northwest Revenue Bonds 1,170 4.000 07/01/42 1,109
Franklin County School District No. 1 Pasco General Obligation Unlimited 5,125 5.500 12/01/40 5,614
Grant County Public Hospital District No. 2 General Obligation Unlimited 5,000 5.000 12/01/38 5,074

See accompanying notes which are an integral part of the financial statements.
600 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grant County Public Hospital District No. 2 General Obligation Unlimited 500 5.500 12/01/39 526
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project
Revenue Bonds 4,600 4.000 01/01/26 4,622
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 678
Pierce County School District No. 403 Bethel General Obligation Unlimited 1,135 5.000 12/01/41 1,213
Pierce County School District No. 403 Bethel General Obligation Unlimited 1,300 5.000 12/01/42 1,383
Pierce County School District No. 403 Bethel General Obligation Unlimited 885 5.000 12/01/43 935
Seattle Housing Authority Revenue Bonds 895 1.000 06/01/26 865
Skagit County Public Hospital District No. 1 Revenue Bonds 900 5.500 12/01/42 935
Spokane Public Facilities District Revenue Bonds 970 5.000 12/01/34 988
State of Washington General Obligation Unlimited 2,550 5.000 02/01/26 2,587
State of Washington General Obligation Unlimited 1,645 5.000 08/01/35 1,694
State of Washington General Obligation Unlimited 1,000 5.000 08/01/37 1,055
State of Washington General Obligation Unlimited 4,715 5.000 06/01/38 4,989
State of Washington General Obligation Unlimited 1,820 5.000 02/01/39 1,879
State of Washington General Obligation Unlimited 1,300 5.000 02/01/41 1,332
State of Washington General Obligation Unlimited 3,000 5.000 07/01/41 3,191
State of Washington General Obligation Unlimited 3,500 5.000 08/01/42 3,531
State of Washington General Obligation Unlimited 1,250 5.000 08/01/47 1,304
State of Washington General Obligation Unlimited 810 5.000 02/01/49 838
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 600 4.000 10/01/30 608
Washington Health Care Facilities Authority Revenue Bonds 1,000 5.000 08/01/38 1,008
Washington Health Care Facilities Authority Revenue Bonds 1,650 4.000 03/01/41 1,494
Washington State Convention Center Public Facilities District Revenue Bonds 2,940 4.000 07/01/31 2,928
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,905 4.000 07/01/36 1,869
Washington State Housing Finance Commission Revenue Bonds 265 5.000 07/01/38 272
Washington State Housing Finance Commission Revenue Bonds (Þ) 215 5.625 07/01/38 231
Washington State Housing Finance Commission Revenue Bonds (~)(Ê) 3,737 4.221 03/20/50 3,436
90,455
West Virginia - 0.3%
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 265 7.000 06/01/43 270
State of West Virginia General Obligation Unlimited 1,850 5.000 06/01/35 1,921
State of West Virginia General Obligation Unlimited 1,180 5.000 06/01/41 1,218
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,175 3.375 06/15/28 4,134
West Virginia Hospital Finance Authority Revenue Bonds (µ) 2,380 5.000 01/01/28 2,493
West Virginia Hospital Finance Authority Revenue Bonds 375 5.000 09/01/29 393
West Virginia Hospital Finance Authority Revenue Bonds 725 5.000 09/01/30 759
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/32 500
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/34 233
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/35 273
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,750 5.000 09/01/40 1,787
West Virginia Housing Development Fund Revenue Bonds (~)(ae)(Ê) 400 5.000 04/01/27 412
West Virginia Housing Development Fund Revenue Bonds 1,000 4.350 11/01/39 992
West Virginia Housing Development Fund Revenue Bonds 1,000 4.700 11/01/44 994
West Virginia University Revenue Bonds (~)(ae)(Ê) 2,525 5.000 10/01/41 2,697
19,076
Wisconsin - 1.2%
City of Milwaukee General Obligation Unlimited (µ) 1,375 5.000 04/01/26 1,395
City of Racine Waterworks System Revenue Bonds (µ) 1,170 5.000 09/01/29 1,206

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 601
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Shawano Electric System Revenue Bonds (µ) 1,415 5.000 05/01/35 1,515
Hudson School District General Obligation Unlimited 1,050 2.250 03/01/27 1,015
Marinette School District General Obligation Unlimited (µ) 1,785 1.650 03/01/33 1,436
Monroe School District General Obligation Unlimited (µ) 1,265 4.000 03/01/41 1,216
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/26 30
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/27 30
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/28 30
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/29 30
Public Finance Authority Revenue Bonds 860 4.000 01/01/30 845
Public Finance Authority Revenue Bonds 1,000 5.000 01/01/30 1,057
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 437
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/30 35
Public Finance Authority Revenue Bonds (~)(ae)(Ê) 635 4.000 10/01/30 662
Public Finance Authority Revenue Bonds (µ) 45 4.000 07/01/31 44
Public Finance Authority Revenue Bonds (Þ) 1,320 4.000 04/01/32 1,301
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 433
Public Finance Authority Revenue Bonds (µ) 55 4.000 07/01/32 54
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 25
Public Finance Authority Revenue Bonds 800 4.250 06/15/34 788
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 20
Public Finance Authority Revenue Bonds (Þ) 1,300 4.000 07/15/34 1,259
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/34 1,005
Public Finance Authority Revenue Bonds (Þ) 825 5.000 12/15/34 839
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 20
Public Finance Authority Revenue Bonds 235 5.000 07/01/35 235
Public Finance Authority Revenue Bonds (Þ) 215 5.000 12/01/35 209
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 29
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 40
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/37 29
Public Finance Authority Revenue Bonds 260 5.000 07/01/37 257
Public Finance Authority Revenue Bonds 600 4.000 11/15/37 574
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/38 33
Public Finance Authority Revenue Bonds 65 5.000 07/01/38 64
Public Finance Authority Revenue Bonds 100 5.000 01/01/39 103
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/39 33
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 39
Public Finance Authority Revenue Bonds (Þ) 250 4.000 07/15/39 225
Public Finance Authority Revenue Bonds (Þ) 400 5.000 10/01/39 396
Public Finance Authority Revenue Bonds (Þ) 1,300 5.000 12/15/39 1,280
Public Finance Authority Revenue Bonds 125 5.000 01/01/40 128
Public Finance Authority Revenue Bonds (Þ) 1,500 5.500 06/01/40 1,536
Public Finance Authority Revenue Bonds 400 5.000 06/15/40 406
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 33
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 38
Public Finance Authority Revenue Bonds 4,960 5.000 03/01/41 4,973
Public Finance Authority Revenue Bonds 125 4.000 07/01/41 107
Public Finance Authority Revenue Bonds 65 5.000 07/01/41 62
Public Finance Authority Revenue Bonds (~)(Ê) 965 4.000 10/01/41 970

See accompanying notes which are an integral part of the financial statements.
602 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 750 4.000 06/15/42 639
Public Finance Authority Revenue Bonds 370 5.250 06/01/45 367
Public Finance Authority Revenue Bonds 475 5.250 06/15/45 481
Public Finance Authority Revenue Bonds 250 5.350 12/01/45 253
Public Finance Authority Revenue Bonds 6,120 5.000 03/01/46 6,131
Public Finance Authority Revenue Bonds 725 5.250 11/15/50 741
Public Finance Authority Revenue Bonds 600 5.500 06/01/55 600
Racine Unified School District General Obligation Unlimited (µ) 250 5.000 04/01/38 267
Racine Unified School District General Obligation Unlimited (µ) 260 5.000 04/01/39 277
Racine Unified School District General Obligation Unlimited (µ) 350 5.000 04/01/40 370
Racine Unified School District General Obligation Unlimited (µ) 325 5.000 04/01/41 342
University of Wisconsin Hospitals & Clinics Revenue Bonds (~)(ae)(Ê) 3,600 5.000 10/01/31 3,865
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Þ) 1,485 5.000 08/01/27 1,498
Wisconsin Health & Educational Facilities Authority Revenue Bonds 800 4.200 08/15/28 800
Wisconsin Health & Educational Facilities Authority Revenue Bonds 270 4.400 08/15/29 270
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 03/15/30 50
Wisconsin Health & Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 121
Wisconsin Health & Educational Facilities Authority Revenue Bonds 250 5.250 08/15/39 264
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,415 5.000 04/01/41 1,498
Wisconsin Health & Educational Facilities Authority Revenue Bonds 135 4.000 09/15/41 117
Wisconsin Health & Educational Facilities Authority Revenue Bonds 485 5.000 10/01/41 500
Wisconsin Health & Educational Facilities Authority Revenue Bonds 125 4.000 09/15/45 105
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 340 0.600 02/15/50 340
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,075 4.500 02/15/54 1,050
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.180% (ae)(Ê) 400 3.090 08/15/54 398
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 1,180 5.000 08/15/54 1,256
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,530 5.000 08/15/54 1,552
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(ae)(Ê) 2,000 5.000 08/01/26 2,031
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,765 5.000 12/01/26 4,885
Wisconsin Housing & Economic Development Authority Revenue Bonds 2,000 5.000 09/01/39 2,081
Wisconsin Housing & Economic Development Authority Revenue Bonds 2,100 4.250 09/01/44 1,903
Wisconsin Housing & Economic Development Authority Revenue Bonds 2,905 6.000 09/01/54 3,118
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(Ê) 1,000 5.000 11/01/58 1,027
67,723
Wyoming - 0.1%
County of Campbell Solid Waste Facilities Revenue Bonds 6,795 3.625 07/15/39 5,912
Wyoming Community Development Authority Revenue Bonds 1,645 4.300 12/01/40 1,632
Wyoming Community Development Authority Revenue Bonds 1,190 5.750 06/01/53 1,238
8,782
Total Municipal Bonds
(cost $5,799,632) 5,717,899
Total Investments - 99.0%
(identified cost $5,799,632) 5,717,899
Other Assets and Liabilities, Net - 1.0%
55,523
Net Assets - 100.0%
5,773,422

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 603
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.2%
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/22/23 770,000 100.86 777
776
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/18/24 4,105,000 100.00 4,105
4,107
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/17/24 725,000 101.60 737
725
Arizona Industrial Development Authority Revenue Bonds 04/15/21 215,000 101.76 219
196
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,197
Arizona Industrial Development Authority Revenue Bonds 01/12/23 250,000 99.24 248
248
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 770,000 99.43 766
739
Artisan Lakes East Community Development District Special Assessment 06/17/21 195,000 100.00 195
191
Astonia Community Development District Special Assessment 07/09/21 250,000 100.00 250
235
Astonia Community Development District Special Assessment 07/09/21 85,000 100.00 85
84
Atlanta Development Authority (The) Tax Allocation 08/22/24 500,000 100.00 500
493
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 2,080,000 92.79 1,930
1,846
Atlanta Urban Redevelopment Agency Revenue Bonds 05/11/22 785,000 98.66 774
775
Ave Maria Stewardship Community District Special Assessment 07/24/23 500,000 99.66 498
492
Babcock Ranch Community Independent Special District Special Assessment 11/14/24 850,000 100.00 850
854
Build NYC Resource Corp. Revenue Bonds 07/19/23 250,000 102.34 256
253
Build NYC Resource Corp. Revenue Bonds 12/18/24 125,000 101.65 127
121
Build NYC Resource Corp. Revenue Bonds 12/18/24 100,000 99.38 99
93
California School Finance Authority Revenue Bonds 07/16/21 500,000 112.06 560
491
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.87 1,029
1,003
California School Finance Authority Revenue Bonds 06/28/22 830,000 89.07 739
772
California School Finance Authority Revenue Bonds 11/17/22 125,000 98.92 124
124
California School Finance Authority Revenue Bonds 02/09/23 100,000 88.38 88
81
California School Finance Authority Revenue Bonds 05/17/23 100,000 100.00 100
100
California School Finance Authority Revenue Bonds 06/09/23 545,000 100.36 547
544
California School Finance Authority Revenue Bonds 01/19/24 430,000 99.69 429
426
California School Finance Authority Revenue Bonds 07/26/24 250,000 100.63 252
228
California School Finance Authority Revenue Bonds 07/26/24 250,000 101.57 254
237
California Statewide Communities Development Authority Revenue Bonds 02/12/14 2,865,000 105.30 3,017
2,867
California Statewide Communities Development Authority Revenue Bonds 09/22/17 1,620,000 99.67 1,615
1,597
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 103.47 362
355
Capital Projects Finance Authority Revenue Bonds 12/06/24 225,000 103.34 232
227
Capital Projects Finance Authority Revenue Bonds 12/06/24 250,000 105.85 265
256
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
116
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.56 493
482
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 105.61 1,056
1,002
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108.86 109
86
Capital Trust Authority Revenue Bonds 08/22/24 1,525,000 100.93 1,539
1,428
Capital Trust Authority Revenue Bonds 04/03/25 150,000 96.66 145
140
Capital Trust Authority Revenue Bonds 04/03/25 150,000 96.84 145
140
Chester County Industrial Development Authority Revenue Bonds 09/14/22 3,715,000 99.09 3,668
3,717
Chester County Industrial Development Authority Revenue Bonds 10/18/24 1,080,000 97.29 1,051
945
Chester County Industrial Development Authority Special Assessment 08/16/18 100,000 99.67 100
99
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.68 4,734
5,188
City & County of San Francisco Infrastructure & Revitalization Fing District
No. 1 Tax Allocation 08/12/22 375,000 104.46 392
368
City & County of San Francisco Infrastructure & Revitalization Fing District
No. 1 Tax Allocation 08/12/22 375,000 106.96 401
377
City of Anna Special Assessment Revenue Bonds 09/13/23 369,000 100.00 369
371
City of Austin Special Assessment Revenue Bonds 11/22/24 465,000 99.36 462
460
City of Boyd Special Assessment Revenue Bonds 01/19/24 1,005,000 99.70 1,002
962
City of Celina Special Assessment Revenue Bonds 08/12/20 230,000 100.00 230
203
City of Celina Special Assessment Revenue Bonds 08/12/20 75,000 100.00 75
73
City of Celina Special Assessment Revenue Bonds 04/13/22 191,000 100.00 191
191
City of Celina Special Assessment Revenue Bonds 09/14/22 129,000 100.00 129
129
City of Celina Special Assessment Revenue Bonds 04/12/23 510,000 100.00 510
506
City of Celina Special Assessment Revenue Bonds 07/12/23 186,000 100.00 186
187
City of Celina Special Assessment Revenue Bonds 04/10/24 165,000 100.00 165
164
City of Celina Special Assessment Revenue Bonds 11/13/24 200,000 100.00 200
198
City of Chicago Special Assessment 02/16/22 348,000 100.00 348
321
City of Chicago Special Assessment 02/16/22 275,000 100.00 275
251

See accompanying notes which are an integral part of the financial statements.
604 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Chicago Special Assessment 02/16/22 325,000 100.00 325
302
City of Chicago Special Assessment 02/16/22 300,000 100.00 300
281
City of Crandall Special Assessment Revenue Bonds 06/08/21 50,000 100.00 50
50
City of Crandall Special Assessment Revenue Bonds 01/31/22 600,000 100.00 600
585
City of Crandall Special Assessment Revenue Bonds 02/19/25 425,000 99.59 423
408
City of Dripping Springs Special Assessment 06/07/23 372,000 100.00 372
370
City of Dripping Springs Special Assessment 09/18/24 381,000 100.00 381
374
City of Fate Special Assessment Revenue Bonds 04/05/22 185,000 100.00 185
183
City of Fort Lauderdale Special Assessment 02/11/22 1,625,000 104.22 1,693
1,277
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 105.00 1,050
841
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 105.67 1,532
1,317
City of Fort Lauderdale Special Assessment 02/11/22 230,000 111.02 255
235
City of Fort Lauderdale Special Assessment 02/11/22 240,000 112.56 270
246
City of Fort Lauderdale Special Assessment 02/11/22 255,000 113.91 290
261
City of Fort Lauderdale Special Assessment 10/02/23 210,000 100.10 210
213
City of Haslet Special Assessment Revenue Bonds 10/19/21 179,000 100.00 179
176
City of Hutto Special Assessment Revenue Bonds 10/22/21 153,000 100.00 153
151
City of Justin Special Assessment Revenue Bonds 03/27/18 745,000 100.00 745
745
City of Kyle Special Assessment Revenue Bonds 10/20/21 165,000 100.00 165
163
City of Kyle Special Assessment Revenue Bonds 03/23/22 501,000 100.00 501
465
City of Kyle Special Assessment Revenue Bonds 03/23/22 385,000 100.00 385
381
City of Kyle Special Assessment Revenue Bonds 01/18/23 2,069,000 99.52 2,060
2,022
City of Kyle Special Assessment Revenue Bonds 10/18/23 230,000 99.54 229
236
City of Kyle Special Assessment Revenue Bonds 10/16/24 351,000 100.00 351
345
City of Lavon Special Assessment Revenue Bonds 11/16/22 200,000 100.00 200
201
City of Lavon Special Assessment Revenue Bonds 05/02/23 985,000 91.03 897
872
City of Lavon Special Assessment Revenue Bonds 10/16/24 240,000 100.00 240
238
City of Manor Special Assessment Revenue Bonds 06/22/23 233,000 99.76 232
232
City of Mesquite Special Assessment Revenue Bonds 09/05/18 240,000 100.00 240
240
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
588
City of Mesquite Special Assessment Revenue Bonds 04/04/23 816,000 100.00 816
770
City of Midlothian Special Assessment Revenue Bonds 03/24/21 145,000 100.00 145
143
City of Mustang Ridge Special Assessment Revenue Bonds 11/21/23 284,000 100.00 284
287
City of Oak Point Special Assessment Revenue Bonds 09/26/24 309,000 99.72 308
303
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 417,000 100.00 417
419
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 500,000 100.00 500
499
City of Princeton Special Assessment Revenue Bonds 04/24/18 295,000 100.00 295
296
City of Princeton Special Assessment Revenue Bonds 10/02/20 50,000 100.13 50
50
City of Princeton Special Assessment Revenue Bonds 05/25/21 128,000 100.00 128
114
City of Princeton Special Assessment Revenue Bonds 09/28/21 210,000 100.00 210
191
City of Princeton Special Assessment Revenue Bonds 03/29/22 280,000 100.00 280
268
City of Princeton Special Assessment Revenue Bonds 03/29/22 134,000 100.00 134
133
City of Princeton Special Assessment Revenue Bonds 02/14/23 732,000 100.00 732
722
City of Princeton Special Assessment Revenue Bonds 10/11/23 344,000 100.00 344
351
City of Princeton Special Assessment Revenue Bonds 03/25/25 300,000 100.00 300
293
City of Royse Special Assessment Revenue Bonds 06/30/20 175,000 102.44 179
154
City of Royse Special Assessment Revenue Bonds 10/11/23 203,000 100.00 203
207
City of Royse Special Assessment Revenue Bonds 07/10/24 400,000 99.10 396
386
City of Sachse Special Assessment Revenue Bonds 11/15/22 659,000 100.00 659
661
City of Venice Revenue Bonds 11/20/24 900,000 100.00 900
874
City of Venus Special Assessment Revenue Bonds 11/09/21 250,000 99.68 249
228
City of Waxahachie Special Assessment 05/17/22 301,000 100.00 301
302
Clinton County Capital Resource Corp. Revenue Bonds 01/15/25 460,000 106.32 489
480
Club Municipal Management District No. 1 Special Assessment 12/01/21 84,000 100.00 84
83
Club Municipal Management District No. 1 Special Assessment 11/26/24 399,000 100.00 399
394
Cobblestone Community Development District Special Assessment 03/11/22 235,000 99.63 234
225
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 325,000 100.00 325
317
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 104.53 104
99
Corkscrew Farms Community Development District Special Assessment 12/13/17 125,000 100.00 125
125
County of Bastrop Special Assessment Revenue Bonds 05/22/23 367,000 99.64 366
364
County of Gallatin Revenue Bonds 12/09/21 450,000 104.41 470
359
County of Gallatin Revenue Bonds 12/09/21 2,420,000 98.58 2,386
2,117
County of Gallatin Revenue Bonds 02/11/25 655,000 68.34 448
458
County of Prince George's Special Obligation Tax Allocation 02/02/24 275,000 99.76 274
276
Creek Preserve Community Development District Special Assessment 04/13/23 1,255,000 95.51 1,199
1,194

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 605
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Creek Preserve Community Development District Special Assessment 01/17/24 500,000 98.69 493
494
Cypress Bluff Community Development District Special Assessment 08/19/20 800,000 99.48 796
671
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,125,000 99.29 1,120
1,074
Doylestown Hospital Authority Revenue Bonds 04/15/24 500,000 101.32 507
528
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
56
DW Bayview Community Development District Special Assessment 02/05/21 25,000 100.00 25
25
Eagle Pointe Community Development District Special Assessment 07/15/20 10,000 100.00 10
10
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.60 60
57
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 290,000 99.90 290
287
Enbrook Community Development District Special Assessment 10/06/20 55,000 100.00 55
55
Entrada Community Development District Special Assessment 09/23/21 370,000 99.64 369
341
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.53 1,257
1,272
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 104.29 104
99
Florida Development Finance Corp. Revenue Bonds 06/20/19 150,000 106.24 159
152
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 110.34 138
126
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 102.61 231
214
Florida Development Finance Corp. Revenue Bonds 05/13/21 110,000 100.15 110
110
Florida Development Finance Corp. Revenue Bonds 05/13/21 135,000 109.33 148
137
Florida Development Finance Corp. Revenue Bonds 05/13/21 100,000 110.33 110
100
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 103.04 103
99
Florida Development Finance Corp. Revenue Bonds 08/18/22 925,000 103.53 958
931
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 800,000 100.35 803
751
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 150,000 100.59 151
137
Hammock Oaks Community Development District Special Assessment 03/26/25 500,000 100.00 500
496
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
611
Harmony West Community Development District Special Assessment 06/19/18 420,000 100.00 420
421
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
134
Hills Minneola Community Development District Special Assessment 07/16/20 50,000 100.00 50
50
Illinois Finance Authority Revenue Bonds 02/15/23 1,300,000 99.52 1,294
1,354
Illinois Finance Authority Revenue Bonds 04/03/25 155,000 101.07 157
154
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 1,000,000 100.00 1,000
1,000
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.54 503
536
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 450,000 100.00 450
446
Kansas City Industrial Development Authority Revenue Bonds 09/24/24 275,000 100.00 275
259
K-Bar Ranch II Community Development District Special Assessment 12/19/17 255,000 100.00 255
252
Knightsbridge Community Development District Special Assessment 03/14/24 690,000 100.00 690
669
Lake Emma Community Development District Special Assessment 07/07/23 110,000 99.77 110
109
Lakewood Ranch Stewardship District Special Assessment 09/18/20 310,000 99.93 310
296
Lakewood Ranch Stewardship District Special Assessment 10/08/20 100,000 100.00 100
96
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 12/05/24 325,000 100.39 326
323
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 12/05/24 450,000 100.61 453
436
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 2,350,000 100.25 2,356
2,341
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 550,000 99.19 546
544
Main Street Natural Gas, Inc. Revenue Bonds 11/13/24 1,210,000 99.71 1,206
1,183
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 515,000 109.67 562
442
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 104.71 105
95
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 825,000 101.28 836
855
Massachusetts Development Finance Agency Revenue Bonds 08/21/24 450,000 99.32 447
442
McJunkin Parkland Community Development District Special Assessment 11/01/18 445,000 100.00 445
446
Michigan Finance Authority Revenue Bonds 02/03/25 6,495,000 100.00 6,495
6,470
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 100.94 505
498
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 102.97 206
200
Mississippi Development Bank Revenue Bonds 10/01/21 300,000 103.91 312
297
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 104.00 104
100
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 265,000 99.04 262
270
Naples Reserve Community Development District Special Assessment 05/10/18 455,000 99.70 454
455
Nevada Department of Business & Industry Revenue Bonds 04/06/18 390,000 100.00 390
386
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 440,000 100.00 440
426
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,215,000 104.58 1,271
1,164
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 535,000 106.21 568
525

See accompanying notes which are an integral part of the financial statements.
606 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 455,000 89.45 407
414
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 930,000 95.74 890
899
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 515,000 98.50 507
509
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/06/23 370,000 81.47 301
316
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 11/13/24 1,000,000 100.37 1,004
1,003
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/11/24 1,205,000 97.64 1,177
1,129
New York Liberty Development Corp. Revenue Bonds 07/07/20 6,470,000 96.23 6,184
6,430
New York Liberty Development Corp. Revenue Bonds 09/19/22 675,000 100.56 679
675
New York Liberty Development Corp. Revenue Bonds 03/07/23 1,490,000 100.01 1,490
1,491
New York Liberty Development Corp. Revenue Bonds 09/20/23 750,000 98.90 742
750
Oneida Indian Nation of New York Revenue Bonds 11/15/24 1,000,000 110.01 1,100
1,056
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 104.14 781
745
Parish of St. James Revenue Bonds 04/11/25 1,000,000 104.19 1,042
1,057
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 100.36 306
305
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 105.37 695
666
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 107.40 446
420
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 108.08 475
445
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 270,000 100.46 271
268
Philadelphia Authority for Industrial Development Revenue Bonds 07/18/23 140,000 102.21 143
141
Philadelphia Authority for Industrial Development Revenue Bonds 06/13/24 1,000,000 100.00 1,000
1,002
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100.00 100
94
Pine Isle Community Development District Special Assessment 11/04/21 125,000 100.00 125
123
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.22 100
97
Prairie Center Metropolitan District No. 3 Revenue Bonds 01/05/23 1,500,000 96.17 1,443
1,421
Public Finance Authority Revenue Bonds 12/03/20 215,000 110.12 237
209
Public Finance Authority Revenue Bonds 01/21/22 1,320,000 100.62 1,328
1,301
Public Finance Authority Revenue Bonds 02/02/22 750,000 103.32 775
639
Public Finance Authority Revenue Bonds 02/02/22 450,000 103.55 466
437
Public Finance Authority Revenue Bonds 02/02/22 455,000 103.69 472
433
Public Finance Authority Revenue Bonds 11/08/23 1,000,000 98.78 988
1,005
Public Finance Authority Revenue Bonds 04/23/24 400,000 100.54 402
396
Public Finance Authority Revenue Bonds 09/25/24 1,300,000 104.11 1,353
1,280
Public Finance Authority Revenue Bonds 09/25/24 825,000 105.92 874
839
Public Finance Authority Revenue Bonds 12/04/24 250,000 97.14 243
225
Public Finance Authority Revenue Bonds 12/04/24 1,300,000 99.62 1,295
1,259
Public Finance Authority Revenue Bonds 03/24/25 1,500,000 103.30 1,549
1,536
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 11/16/21 4,655,000 101.47 4,932
4,710
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/29/22 315,000 100.01 315
316
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 10/12/22 9,400,000 95.22 8,383
8,916
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/12/22 1,840,000 100.93 1,857
1,893
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/25/23 5,460,000 101.94 5,566
5,569
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 02/07/23 8,700,000 100.37 8,747
8,796
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/25 775,000 104.15 807
798
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 03/21/25 1,290,000 92.05 1,187
1,113
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.67 299
281
Rivers Edge III Community Development District Special Assessment 04/07/21 105,000 99.93 105
103
Riverwalk Community Development District Special Assessment 03/07/25 250,000 100.00 250
248
Royse City Special Assessment 07/15/20 100,000 100.00 100
87
Rye Ranch Community Development District Special Assessment 09/13/23 185,000 100.00 185
187
Savanna Lakes Community Development District Special Assessment 05/11/23 175,000 99.86 175
173
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 220,000 100.00 220
220
Seminole Palms Community Development District Special Assessment 09/04/24 700,000 100.00 700
693
Sherwood Manor Community Development District Special Assessment 09/13/18 470,000 99.50 468
470
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 325,000 100.88 328
310
Somerset Bay Community Development District Special Assessment 05/20/24 370,000 100.00 370
371
State of Hawaii Department of Budget & Finance Revenue Bonds 06/14/24 600,000 102.29 614
599
Stonewater Community Development District Special Assessment 10/13/21 115,000 100.00 115
113
Stuart Crossing Community Development District Special Assessment 03/13/24 260,000 100.00 260
257
Summerstone Community Development District Special Assessment 09/09/21 120,000 100.00 120
117
Talis Park Community Development District Special Assessment 11/13/24 1,875,000 100.00 1,875
1,730
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
521
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.90 400
400
Town of Bridgeville Special Tax 04/24/24 875,000 100.00 875
863
Town of Flower Mound Special Assessment Revenue Bonds 02/09/21 750,000 100.00 750
701
Town of Flower Mound Special Assessment Revenue Bonds 02/09/21 800,000 100.00 800
679

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 607
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Town of Little Elm Special Assessment Revenue Bonds 12/08/21 708,000 100.00 708
532
Travis County Development Authority Special Assessment 09/13/22 302,000 100.00 302
299
Travis County Development Authority Special Assessment 03/19/24 563,000 100.00 563
558
Travis County Development Authority Special Assessment 12/03/24 600,000 100.12 601
557
Travis County Development Authority Special Assessment 12/03/24 500,000 99.87 499
491
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100.00 450
414
Triple Creek Community Development District Special Assessment 06/17/24 190,000 100.00 190
189
Tuscaloosa County Industrial Development Authority Revenue Bonds 12/15/23 250,000 92.09 230
241
Union Park East Community Development District Special Assessment 01/12/22 42,500 100.06 42
42
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 410,000 97.52 400
401
Veranda Community Development District II Special Assessment 02/24/21 50,000 100.00 50
47
Veranda Community Development District II Special Assessment 02/24/21 15,000 100.00 15
15
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 550,000 98.29 541
500
Village Community Development District No. 15 Special Assessment 06/22/23 175,000 100.00 175
176
Village Community Development District No. 15 Special Assessment 06/22/23 660,000 100.00 660
664
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.00 200
204
Washington State Housing Finance Commission Revenue Bonds 10/20/23 215,000 98.49 212
231
Water Works Board of the City of Birmingham (The) Revenue Bonds 08/29/24 1,825,000 100.00 1,825
1,827
Wisconsin Health & Educational Facilities Authority Revenue Bonds 02/22/24 1,485,000 101.67 1,510 1,498
182,619
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 236,765 $ —
$ —
$ 236,765 4 .1
Alaska — 4,886 —
—
4,886 0 .1
Arizona — 112,857 —
—
112,857 1 .9
Arkansas — 17,415 —
—
17,415 0 .3
California — 475,267 —
—
475,267 8 .2
Colorado — 144,868 —
—
144,868 2 .5
Connecticut — 92,162 —
—
92,162 1 .6
Delaware — 27,378 —
—
27,378 0 .5
District of Columbia — 55,416 —
—
55,416 1 .0
Florida — 346,783 —
—
346,783 6 .0
Georgia — 203,509 —
—
203,509 3 .5
Guam — 34,168 —
—
34,168 0 .6
Hawaii — 14,549 —
—
14,549 0 .2
Idaho — 10,849 —
—
10,849 0 .2
Illinois — 613,503 —
—
613,503 10 .6
Indiana — 82,920 —
—
82,920 1 .4
Iowa — 45,985 —
—
45,985 0 .8
Kansas — 14,769 —
—
14,769 0 .3
Kentucky — 115,490 —
—
115,490 2 .0
Louisiana — 97,569 —
—
97,569 1 .7
Maine — 6,544 —
—
6,544 0 .1

See accompanying notes which are an integral part of the financial statements.
608 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Maryland — 48,396 —
—
48,396 0 .8
Massachusetts — 62,291 —
—
62,291 1 .1
Michigan — 119,726 —
—
119,726 2 .1
Minnesota — 27,556 —
—
27,556 0 .5
Mississippi — 71,540 —
—
71,540 1 .2
Missouri — 80,488 —
—
80,488 1 .4
Montana — 15,762 —
—
15,762 0 .3
Nebraska — 15,980 —
—
15,980 0 .3
Nevada — 56,396 —
—
56,396 1 .0
New Hampshire — 57,069 —
—
57,069 1 .0
New Jersey — 172,075 —
—
172,075 3 .0
New Mexico — 29,485 —
—
29,485 0 .5
New York — 493,225 —
—
493,225 8 .5
North Carolina — 50,795 —
—
50,795 0 .9
North Dakota — 11,374 —
—
11,374 0 .2
Ohio — 79,304 —
—
79,304 1 .4
Oklahoma — 34,164 —
—
34,164 0 .6
Oregon — 27,912 —
—
27,912 0 .5
Pennsylvania — 189,934 —
—
189,934 3 .3
Puerto Rico — 189,716 —
—
189,716 3 .3
Rhode Island — 28,981 —
—
28,981 0 .5
South Carolina — 70,645 —
—
70,645 1 .2
South Dakota — 7,487 —
—
7,487 0 .1
Tennessee — 73,241 —
—
73,241 1 .3
Texas — 555,905 —
—
555,905 9 .6
Utah — 73,163 —
—
73,163 1 .3
Vermont — 2,890 —
—
2,890 —
*
Virgin Islands — 30,996 —
—
30,996 0 .5
Virginia — 101,715 —
—
101,715 1 .8
Washington — 90,455 —
—
90,455 1 .6
West Virginia — 19,076 —
—
19,076 0 .3
Wisconsin — 67,723 —
—
67,723 1 .2
Wyoming — 8,782 —
—
8,782 0 .1
Total Investments $ — $ 5,717,899 $ — $ — $ 5,717,899 99 .0
Other Assets and Liabilities, Net
1 .3
100 .0
*
Less than .05% of net assets.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 609
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
610 Tax-Exempt Bond Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 5,799,632
Investments, at fair value .............................................................................................................................................................
5,717,899
Cash .............................................................................................................................................................................................. 12,240
Receivables:
Dividends and interest ...................................................................................................................................................... 74,497
Investments sold ............................................................................................................................................................... 23,109
Fund shares sold ............................................................................................................................................................... 8,735
Prepaid expenses .......................................................................................................................................................................... 43
Total assets ...............................................................................................................................................................
5,836,523
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 52,116
Fund shares redeemed ...................................................................................................................................................... 8,378
Accrued fees to affiliates .................................................................................................................................................. 2,221
Other accrued expenses .................................................................................................................................................... 386
Total liabilities ...........................................................................................................................................................
63,101
Net Assets ...............................................................................................................................................................
$ 5,773,422

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 611
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (369,754)
Shares of beneficial interest .........................................................................................................................................................
2,686
Additional paid-in capital ............................................................................................................................................................
6,140,490
Net Assets ...............................................................................................................................................................
$ 5,773,422
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 21.58
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 22. 42
Class A — Net assets ........................................................................................................................................................... $ 39,503,921
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,830,209
Net asset value per share: Class C (#) .......................................................................................................................................... $ 21.43
Class C — Net assets ........................................................................................................................................................... $ 18,565,923
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 866,329
Net asset value per share: Class M (#) ......................................................................................................................................... $ 21.50
Class M — Net assets .......................................................................................................................................................... $ 1,601,743,955
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 74,500,536
Net asset value per share: Class S (#) .......................................................................................................................................... $ 21.49
Class S — Net assets ............................................................................................................................................................ $ 4,113,608,418
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 19 1,401,204
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
612 Tax-Exempt Bond Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 111,233
Total investment income ..............................................................................................................................................................
111,233
Expenses
Advisory fees ................................................................................................................................................................... 8,670
Administrative fees .......................................................................................................................................................... 1,383
Custodian fees .................................................................................................................................................................. 188
Distribution fees - Class A ............................................................................................................................................... 55
Distribution fees - Class C ............................................................................................................................................... 73
Transfer agent fees - Class A ........................................................................................................................................... 44
Transfer agent fees - Class C ........................................................................................................................................... 19
Transfer agent fees - Class M .......................................................................................................................................... 1,604
Transfer agent fees - Class S ............................................................................................................................................ 4,113
Professional fees .............................................................................................................................................................. 138
Registration fees ............................................................................................................................................................... 102
Shareholder servicing fees - Class C ............................................................................................................................... 24
Trustees’ fees .................................................................................................................................................................... 145
Printing fees ..................................................................................................................................................................... 82
Miscellaneous .................................................................................................................................................................. 101
Expenses before reductions .............................................................................................................................................. 16,741
Expense reductions .......................................................................................................................................................... (2,527)
Net expenses ................................................................................................................................................................................
14,214
Net investment income (loss) .......................................................................................................................................................
97,019
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (24,142)
Net realized gain (loss) ................................................................................................................................................................
(24,142)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (87,852)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (87,852)
Net realized and unrealized gain (loss) ........................................................................................................................................ (111,994)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (14,975)
.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 613
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 97,019 $ 170,293
Net realized gain (loss) ....................................................................................................................... (24,142) (46,999)
Net change in unrealized appreciation (depreciation) ........................................................................ (87,852) 298,473
Net increase (decrease) in net assets from operations .............................................................................. (14,975) 421,767
Distributions
To shareholders
Class A .......................................................................................................................................... (768) (1,241)
Class C .......................................................................................................................................... (270) (456)
Class M ......................................................................................................................................... (30,780) (54,479)
Class S .......................................................................................................................................... (76,629) (123,857)
Net decrease in net assets from distributions ............................................................................................ (108,447) (180,033)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 152,687 759,928
Total Net Increase (Decrease) in Net Assets ........................................................................
29,265 1,001,662
Net Assets
Beginning of period .................................................................................................................................. 5,744,157 4,742,495
End of period .............................................................................................................................................
$ 5,773,422 $ 5,744,157

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
614 Tax-Exempt Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 194 $ 4,247 600 $ 13,228
Proceeds from reinvestment of distributions 35 765 56 1,235
Payments for shares redeemed (401) (8,767) (311) (6,875)
Net increase (decrease)
(172) (3,755) 345 7,588
Class C
Proceeds from shares sold 130 2,832 230 5,052
Proceeds from reinvestment of distributions 12 270 21 456
Payments for shares redeemed (179) (3,897) (229) (5,014)
Net increase (decrease)
(37) (795) 22 494
Class M
Proceeds from shares sold 11,226 245,025 25,272 555,486
Proceeds from reinvestment of distributions 1,400 30,653 2,484 54,386
Payments for shares redeemed (19,230) (422,075) (12,819) (281,274)
Net increase (decrease)
(6,604) (146,397) 14,937 328,598
Class S
Proceeds from shares sold 36,240 793,344 48,943 1,073,935
Proceeds from reinvestment of distributions 3,497 76,525 5,650 123,638
Payments for shares redeemed (26,017) (566,235) (35,319) (774,325)
Net increase (decrease)
13,720 303,634 19,274 423,248
Total increase (decrease)
6,907 $ 152,687 34,578 $ 759,928

See accompanying notes which are an integral part of the financial statements.
616 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2025* 22.04 .33 (.42) (.09) (.37) (.37)
October 31, 2024 20.97 .63 1.12 1.75 (.68) (.68)
October 31, 2023 20.93 .55 .10 .65 (.61) (.61)
October 31, 2022 23.94 .39 (2.92) (2.53) (.48) (.48)
October 31, 2021 23.67 .40 .36 .76 (.49) (.49)
October 31, 2020 23.75 .36 .12 .48 (.56) (.56)
Class C
April 30, 2025* 21.89 .25 (.41) (.16) (.30) (.30)
October 31, 2024 20.83 .47 1.12 1.59 (.53) (.53)
October 31, 2023 20.80 .39 .09 .48 (.45) (.45)
October 31, 2022 23.78 .23 (2.89) (2.66) (.32) (.32)
October 31, 2021 23.53 .23 .34 .57 (.32) (.32)
October 31, 2020 23.61 .19 .12 .31 (.39) (.39)
Class M
April 30, 2025* 21.95 .37 (.40) (.03) (.42) (.42)
October 31, 2024 20.89 .72 1.10 1.82 (.76) (.76)
October 31, 2023 20.85 .64 .09 .73 (.69) (.69)
October 31, 2022 23.85 .48 (2.91) (2.43) (.57) (.57)
October 31, 2021 23.58 .49 .36 .85 (.58) (.58)
October 31, 2020 23.67 .45 .11 .56 (.65) (.65)
Class S
April 30, 2025* 21.95 .36 (.41) (.05) (.41) (.41)
October 31, 2024 20.88 .69 1.12 1.81 (.74) (.74)
October 31, 2023 20.85 .61 .09 .70 (.67) (.67)
October 31, 2022 23.84 .46 (2.90) (2.44) (.55) (.55)
October 31, 2021 23.58 .47 .35 .82 (.56) (.56)
October 31, 2020 23.66 .43 .12 .55 (.63) (.63)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 617
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
21.58 (.41) 39,504 .82 .80 3.03 27
22.04 8.39 44,132 .82 .80 2.87 39
20.97 3.03 34,759 .83 .81 2.55 48
20.93 (10.70) 30,595 .84 .82 1.74 42
23.94 3.22 39,060 .84 .82 1.67 19
23.67 2.06 34,384 .84 .82 1.53 43
21.43 (.76) 18,566 1.57 1.51 2.33 27
21.89 7.65 19,769 1.57 1.51 2.15 39
20.83 2.28 18,352 1.58 1.52 1.82 48
20.80 (11.29) 20,240 1.59 1.53 1.03 42
23.78 2.44 26,500 1.59 1.53 .96 19
23.53 1.35 23,071 1.59 1.53 .82 43
21.50 (.17) 1,601,744 .57 .41 3.43 27
21.95 8.78 1,780,639 .57 .41 3.26 39
20.89 3.43 1,381,959 .58 .42 2.94 48
20.85 (10.34) 1,168,139 .59 .43 2.16 42
23.85 3.63 1,168,245 .59 .43 2.04 19
23.58 2.43 509,715 .59 .43 1.92 43
21.49 (.27) 4,113,608 .57 .51 3.34 27
21.95 8.73 3,899,617 .57 .51 3.16 39
20.88 3.28 3,307,425 .58 .52 2.84 48
20.85 (10.40) 2,795,945 .59 .53 2.05 42
23.84 3.49 3,006,439 .59 .53 1.96 19
23.58 2.37 2,575,388 .59 .53 1.82 43

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
618 Tax-Exempt Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,430,993
Administrative fees 229,378
Distribution fees 19,795
Shareholder servicing fees 3,832
Transfer agent fees 537,491
$ 2,221,489
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 5,808,766,196 $ 72,053,610 $ (162,920,502) $ (90,866,892)

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 619
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.7%
Australia - 7.2%
Atlas Arteria, Ltd. 1,691,033 5,610
Aurizon Holdings, Ltd. 41,519 82
Cleanaway Waste Management, Ltd. 644,723 1,074
NEXTDC, Ltd.(Æ) 49,367 376
Qube Holdings, Ltd. 802,486 2,041
Transurban Group(Æ) 1,771,658 16,013
25,196
Belgium - 0.0%
Elia Group SA 786 85
Brazil - 0.9%
Cia Paranaense de Energia - Copel 162,003 298
Motiva Infraestrutura de Mobilidade SA 724,318 1,717
Rumo SA 149,200 510
Santos Brasil Participacoes SA 214,709 512
3,037
Canada - 6.6%
AltaGas, Ltd. 93,622 2,771
Canadian Pacific Kansas City, Ltd. 13,032 946
Enbridge, Inc. 228,224 10,666
Gibson Energy, Inc. 1,563 24
Pembina Pipeline Corp. 107,278 4,101
South Bow Corp. Class W 16,917 418
TC Energy Corp. 79,987 4,041
22,967
China - 2.2%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 4,366,000 1,583
China Merchants Port Holdings Co.,
Ltd. 380,466 623
China Tower Corp., Ltd. Class H(Þ) 1,523,400 2,214
ENN Energy Holdings, Ltd. 371,282 2,961
Shenzhen International Holdings, Ltd. 240,000 246
Zhejiang Expressway Co., Ltd. Class H 296,000 245
7,872
France - 7.0%
Aeroports de Paris SA 57,730 7,226
Engie SA 93,643 1,933
Getlink SE 583,595 11,079
Veolia Environnement SA 32,307 1,181
Vinci SA 20,959 2,951
24,370
Germany - 2.1%
E.ON SE 80,335 1,406
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 27,161 1,792
RWE AG 109,094 4,231
7,429
Hong Kong - 0.2%
CLP Holdings, Ltd. 43,000 368
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Power Assets Holdings, Ltd. 69,000 457
825
Italy - 2.9%
Enav SpA(Þ) 59,325 264
Enel SpA 487,842 4,227
Hera SpA 470,321 2,221
Infrastrutture Wireless Italiane SpA(Þ) 114,698 1,370
Snam Rete Gas SpA 147,729 846
Terna - Rete Elettrica Nazionale 117,179 1,165
10,093
Japan - 2.0%
Chubu Electric Power Co., Inc. 26,400 342
East Japan Railway Co. 14,901 322
Japan Airport Terminal Co., Ltd. 141,100 4,052
Kamigumi Co., Ltd. 7,213 177
Osaka Gas Co., Ltd. 11,500 291
Tokyo Gas Co., Ltd. 1,700 57
Tokyo Metro Co., Ltd. 74,500 945
West Japan Railway Co. 36,600 768
6,954
Luxembourg - 0.1%
SES SA 60,707 321
Malaysia - 0.2%
Tenaga Nasional BHD 222,000 714
Mexico - 7.0%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 47,058 519
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 13,665 1,216
Grupo Aeroportuario del Pacifico SAB
de CV Class B 413,798 8,401
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 12,886 2,648
Grupo Aeroportuario del Sureste SAB
de CV Class B 214,337 6,790
Grupo Aeroportuario del Sureste SAB
de CV - ADR 10,241 3,242
Promotora y Operadora de
Infraestructura SAB de CV 134,751 1,507
24,323
Netherlands - 0.1%
Koninklijke Vopak NV 12,441 516
New Zealand - 1.7%
Auckland International Airport, Ltd. 1,220,878 5,459
Infratil, Ltd. 69,021 434
5,893
Philippines - 0.3%
International Container Terminal
Services, Inc. 167,475 1,029

See accompanying notes which are an integral part of the financial statements.
620 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore - 0.3%
Parkway Life Real Estate Investment
Trust(ö) 57,117 185
Sembcorp Industries, Ltd. 177,600 899
1,084
Spain - 6.3%
Aena SME SA(Þ) 56,936 14,316
Cellnex Telecom SA(Þ) 32,138 1,300
Endesa SA 6,205 187
Iberdrola SA 277,475 5,002
Redeia Corp. SA 50,079 1,051
21,856
Switzerland - 1.9%
Flughafen Zurich AG 26,267 6,668
United Kingdom - 4.9%
National Grid PLC 617,753 8,930
National Grid PLC - ADR 6,758 493
Pennon Group PLC 120,022 802
Severn Trent PLC Class H 146,976 5,473
SSE PLC 64,421 1,456
17,154
United States - 40.8%
AES Corp. (The) 51,643 516
Alliant Energy Corp. 18,083 1,104
Ameren Corp. 29,857 2,963
American Electric Power Co., Inc. 48,782 5,285
American Tower Corp.(ö) 13,846 3,121
Casella Waste Systems, Inc. Class A(Æ) 4,944 581
CenterPoint Energy, Inc. 74,831 2,902
Cheniere Energy, Inc. 38,629 8,928
CMS Energy Corp. 8,713 642
Consolidated Edison, Inc. 18,961 2,138
Constellation Energy Corp. 19,787 4,421
Crown Castle, Inc.(ö) 8,269 874
CSX Corp. 22,145 622
Digital Realty Trust, Inc.(ö) 4,956 796
Dominion Energy, Inc. 57,964 3,152
DT Midstream, Inc. 22,980 2,234
DTE Energy Co. 7,729 1,059
Duke Energy Corp. 64,680 7,892
Edison International 2,645 142
Entergy Corp. 69,867 5,811
Equinix, Inc.(ö) 478 411
Evergy, Inc. 50,596 3,496
Eversource Energy 32,663 1,943
Exelon Corp. 113,724 5,334
Ferrovial SE 18,353 897
GFL Environmental, Inc. 47,812 2,386
Kinder Morgan, Inc. 174,605 4,592
Kinetik Holdings, Inc. 7,578 313
NextEra Energy, Inc. 95,721 6,402
NiSource, Inc. 84,888 3,320
Norfolk Southern Corp. 3,883 870
NRG Energy, Inc. 5,693 624
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ONEOK, Inc. 80,320 6,599
PG&E Corp. 122,378 2,022
Pinnacle West Capital Corp. 8,797 837
PPL Corp. 43,465 1,586
Public Service Enterprise Group, Inc. 72,875 5,825
Republic Services, Inc. Class A 9,127 2,289
SBA Communications Corp.(ö) 6,734 1,639
Sempra Energy 29,187 2,168
Southern Co. (The) 28,601 2,628
Targa Resources Corp. 31,558 5,393
TXNM Energy, Inc. 9,869 525
UGI Corp. 71,584 2,347
Union Pacific Corp. 2,697 582
Venture Global, Inc. Class A 43,528 365
Vistra Corp. 11,421 1,480
Waste Connections, Inc. 19,019 3,758
Waste Management, Inc. 1,501 350
WEC Energy Group, Inc. 16,244 1,779
Williams Cos., Inc. (The) 105,831 6,198
Xcel Energy, Inc. 115,127 8,139
142,280
Total Common Stocks
(cost $255,970) 330,666
Short-Term Investments - 4.4%
United States - 4.4%
U.S. Cash Management Fund(@) 15,344,907 (∞) 15,340
Total Short-Term Investments
(cost $15,340) 15,340
Total Investments - 99.1%
(identified cost $271,310) 346,006
Other Assets and Liabilities,
Net - 0.9%
3,073
Net Assets - 100.0%
349,079

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 621
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
5.6%
Aena SME SA 02/11/15 EUR 56,936 104.89 5,972
14,316
Cellnex Telecom SA 03/20/19 EUR 32,138 31.85 1,023
1,300
China Tower Corp., Ltd. 02/17/25 HKD 1,523,400 1.42 2,169
2,214
Enav SpA 04/07/25 EUR 59,325 3.84 228
264
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 114,698 9.25 1,060 1,370
19,464
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 66 EUR 3,371 06/25
125
MSCI Emerging Markets Index Futures 26 USD 1,443 06/25
52
SPI 200 Index Futures 18 AUD 3,664 06/25
121
XAE Energy Index Futures 25 USD 2,115 06/25
86
XAU Utilities Index Futures 92 USD 7,357 06/25 172
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 556
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,244 AUD 2,000 06/18/25 39
Bank of America USD 299 EUR 262 05/02/25 (2)
Bank of America USD 2,244 EUR 2,000 06/18/25 27
Bank of America AUD 400 USD 240 06/18/25 (17)
Bank of America EUR 700 USD 767 06/18/25 (28)
Bank of America JPY 26,964 USD 188 05/01/25 (1)
BNP Paribas USD 530 AUD 841 06/18/25 9
BNP Paribas USD 1,026 EUR 938 06/18/25 39
Royal Bank of Canada USD 530 AUD 841 06/18/25 9
Royal Bank of Canada USD 1,026 EUR 938 06/18/25 39
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 114

See accompanying notes which are an integral part of the financial statements.
622 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 25,196 $ —
$ —
$ 25,196 7 .2
Belgium — 85 —
—
85 —
*
Brazil 3,037 — —
—
3,037 0 .9
Canada 22,967 — —
—
22,967 6 .6
China — 7,872 —
—
7,872 2 .2
France — 24,370 —
—
24,370 7 .0
Germany — 7,429 —
—
7,429 2 .1
Hong Kong — 825 —
—
825 0 .2
Italy — 10,093 —
—
10,093 2 .9
Japan — 6,954 —
—
6,954 2 .0
Luxembourg — 321 —
—
321 0 .1
Malaysia — 714 —
—
714 0 .2
Mexico 24,323 — —
—
24,323 7 .0
Netherlands — 516 —
—
516 0 .1
New Zealand — 5,893 —
—
5,893 1 .7
Philippines — 1,029 —
—
1,029 0 .3
Singapore — 1,084 —
—
1,084 0 .3
Spain — 21,856 —
—
21,856 6 .3
Switzerland — 6,668 —
—
6,668 1 .9
United Kingdom 493 16,661 —
—
17,154 4 .9
United States 141,383 897 —
—
142,280 40 .8
Short-Term Investments — — — 15,340 15,340 4 .4
Total Investments 192,203 138,463 — 15,340 346,006 99 .1
Other Assets and Liabilities, Net
0 .9
100 .0
Other Financial Instruments
Assets
Futures Contracts 556 — — — 556 0 .2
Foreign Currency Exchange Contracts — 162 — — 162 —
*
A
Liabilities
Foreign Currency Exchange Contracts (3) (45) — — (48) (—)
*
Total Other Financial Instruments
**
$ 553 $ 117 $ — $ — $ 670
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 623
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Common Stocks
Airport Services .................................................................................
64,176
Cable & Satellite ................................................................................
321
Construction & Engineering ..............................................................
3,848
Diversified ..........................................................................................
6,842
Electric Utilities .................................................................................
73,543
Environmental & Facilities Services .................................................
10,438
Gas Utilities .......................................................................................
9,273
Healthcare REITs ...............................................................................
185
Highways & Railtracks ......................................................................
36,417
Integrated Telecommunication Services ............................................
4,885
Internet Services & Infrastructure ......................................................
376
Marine Ports & Services ....................................................................
4,381
Multi-Sector Holdings .......................................................................
434
Multi-Utilities ....................................................................................
49,238
Oil & Gas Storage & Transportation .................................................
54,389
Rail Transportation .............................................................................
5,645
Water Utilities ....................................................................................
6,275
Short-Term Investments .......................................................
15,340
Total Investments ............................................................................... 346,006

See accompanying notes which are an integral part of the financial statements.
624 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 162
Variation margin on futures contracts* 556 —
Total
$ 556 $ 162
Location: Statement of Assets and Liabilities - Liabilities
0 0
Unrealized depreciation on foreign currency exchange contracts $ — $ 48
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (269) $ —
Foreign currency exchange contracts — (174)
Total
$ (269) $ (174)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 482 $ —
Foreign currency exchange contracts — 166
Total
$ 482 $ 166
* Includes cumulative appreciation (depreciation) of future contracts as reported in Schedule of Investments. Only variation margin is reported within the statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 625
Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2025 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 162 $ — $ 162
Total Financial and Derivative Assets
162 — 162
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 162 $ — $ 162
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 66 $ 45 $ — $ 21
BNP Paribas
48 — — 48
Royal Bank of Canada
48 — — 48
Total
$ 162 $ 45 $ — $ 117

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
626 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2025 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 48 $ — $ 48
Total Financial and Derivative Liabilities
48 — 48
Financial and Derivative Liabilities not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 45 $ — $ 45
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 45 $ 45 $ — $ —
Total
$ 45 $ 45 $ — $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 627
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 271,310
Investments, at fair value(>) ........................................................................................................................................................
346,006
Foreign currency holdings(^) ....................................................................................................................................................... 1,731
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 162
Receivables:
Dividends and interest ...................................................................................................................................................... 339
Dividends from affiliated funds ....................................................................................................................................... 49
Investments sold ............................................................................................................................................................... 240
Fund shares sold ............................................................................................................................................................... 228
Foreign capital gains taxes recoverable ........................................................................................................................... 130
From broker(a) ................................................................................................................................................................. 670
Variation margin on futures contracts .............................................................................................................................. 557
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
350,114
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 348
Fund shares redeemed ...................................................................................................................................................... 224
Accrued fees to affiliates .................................................................................................................................................. 236
Other accrued expenses .................................................................................................................................................... 179
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 48
Total liabilities ...........................................................................................................................................................
1,035
Net Assets ...............................................................................................................................................................
$ 349,079

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
628 Global Infrastructure Fund
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 76,079
Shares of beneficial interest .........................................................................................................................................................
352
Additional paid-in capital ............................................................................................................................................................
272,648
Net Assets ...............................................................................................................................................................
$ 349,079
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.88
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 10.48
Class A — Net assets ........................................................................................................................................................... $ 7,597,746
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 769,033
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.71
Class C — Net assets ........................................................................................................................................................... $ 1,508,593
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 155,312
Net asset value per share: Class M (#) ......................................................................................................................................... $ 9.90
Class M — Net assets .......................................................................................................................................................... $ 42,537,391
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 4,298,688
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.92
Class S — Net assets ............................................................................................................................................................ $ 250,869,063
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 25,281,364
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 9.92
Class Y — Net assets ........................................................................................................................................................... $ 46,566,020
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 4,692,301
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,729
(>)     Investments in affiliates, U.S. Cash Management Fund $ 15,340
(a)   Receivable from Broker for Futures $ 670
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 629
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 5,521
Dividends from affiliated funds ....................................................................................................................................... 240
Interest .............................................................................................................................................................................. 10
Less foreign taxes withheld ............................................................................................................................................. (350)
Total investment income ..............................................................................................................................................................
5,421
Expenses
Advisory fees ................................................................................................................................................................... 1,435
Administrative fees .......................................................................................................................................................... 81
Custodian fees .................................................................................................................................................................. 80
Distribution fees - Class A ............................................................................................................................................... 8
Distribution fees - Class C ............................................................................................................................................... 6
Transfer agent fees - Class A ........................................................................................................................................... 7
Transfer agent fees - Class C ........................................................................................................................................... 1
Transfer agent fees - Class M .......................................................................................................................................... 42
Transfer agent fees - Class S ............................................................................................................................................ 240
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 47
Registration fees ............................................................................................................................................................... 43
Shareholder servicing fees - Class C ............................................................................................................................... 2
Trustees’ fees .................................................................................................................................................................... 9
Printing fees ..................................................................................................................................................................... 32
Miscellaneous .................................................................................................................................................................. 17
Expenses before reductions .............................................................................................................................................. 2,051
Expense reductions .......................................................................................................................................................... (393)
Net expenses ................................................................................................................................................................................
1,658
Net investment income (loss) .......................................................................................................................................................
3,763
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 7,56 4
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (269)
Foreign currency exchange contracts ............................................................................................................................... (174)
Foreign currency-related transactions .............................................................................................................................. 5
Net realized gain (loss) ................................................................................................................................................................
7,124
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 12,807
Futures contracts .............................................................................................................................................................. 482
Foreign currency exchange contracts ............................................................................................................................... 166
Foreign currency-related transactions .............................................................................................................................. 3 8
Net change in unrealized appreciation (depreciation) ................................................................................................................. 13,493
Net realized and unrealized gain (loss) ........................................................................................................................................ 20,617
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 24,380

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
630 Global Infrastructure Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 3,763 $ 8,804
Net realized gain (loss) ....................................................................................................................... 7,124 6,396
Net change in unrealized appreciation (depreciation) ........................................................................ 13,493 58,855
Net increase (decrease) in net assets from operations .............................................................................. 24,380 74,055
Distributions
To shareholders
Class A .......................................................................................................................................... (223) (102)
Class C .......................................................................................................................................... (49) (26)
Class M ......................................................................................................................................... (1,449) (1,163)
Class S .......................................................................................................................................... (8,346) (5,775)
Class Y .......................................................................................................................................... (1,750) (1,365)
Net decrease in net assets from distributions ............................................................................................ (11,817) (8,431)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (5,585) 47,390
Total Net Increase (Decrease) in Net Assets ........................................................................
6,978 113,014
Net Assets
Beginning of period .................................................................................................................................. 342,101 229,087
End of period .............................................................................................................................................
$ 349,079 $ 342,101

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 631
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 227 $ 2,170 161 $ 1,518
Proceeds from reinvestment of distributions 25 223 12 102
Payments for shares redeemed (5 1 ) (465) (71) (619)
Net increase (decrease)
20 1 1,928 102 1,001
Class C
Proceeds from shares sold 5 50 17 144
Proceeds from reinvestment of distributions 6 49 3 26
Payments for shares redeemed (21) (194) (61) (517)
Net increase (decrease)
(10) (95) (41) (347)
Class M
Proceeds from shares sold 397 3,743 934 8,202
Proceeds from reinvestment of distributions 163 1,449 131 1,163
Payments for shares redeemed (1,192) (11,435) (984) (8,614)
Net increase (decrease)
(632) (6,243) 81 751
Class S
Proceeds from shares sold 2,179 20,743 10,266 85,314
Proceeds from reinvestment of distributions 849 7,576 495 4,420
Payments for shares redeemed (2,612) (24,668) (4,296) (37,758)
Net increase (decrease)
416 3,651 6,465 51,976
Class Y
Proceeds from shares sold 25 233 150 1,293
Proceeds from reinvestment of distributions 196 1,751 153 1,365
Payments for shares redeemed (725) (6,810) (967) (8,649)
Net increase (decrease)
(504) (4,826) (664) (5,991)
Total increase (decrease)
(52 9 ) $ (5,585) 5,943 $ 47,390

See accompanying notes which are an integral part of the financial statements.
632 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2025* 9.54 .09 .57 .66 (.11) (.21)
October 31, 2024 7.67 .22 1.86 2.08 (.21) —
October 31, 2023 8.13 .19 (.36) (.17) (.17) (.12)
October 31, 2022 10.16 .14 (.69) (.55) (.24) (1.24)
October 31, 2021 8.75 .19 1.97 2.16 (.26) (.49)
October 31, 2020 11.47 .17 (1.40) (1.23) (.24) (1.25)
Class C
April 30, 2025* 9.40 .05 .56 .61 (.09) (.21)
October 31, 2024 7.55 .15 1.85 2.00 (.15) —
October 31, 2023 8.01 .12 (.36) (.24) (.10) (.12)
October 31, 2022 10.03 .07 (.68) (.61) (.17) (1.24)
October 31, 2021 8.64 .12 1.94 2.06 (.18) (.49)
October 31, 2020 11.36 .09 (1.38) (1.29) (.18) (1.25)
Class M
April 30, 2025* 9.55 .11 .58 .69 (.13) (.21)
October 31, 2024 7.68 .25 1.86 2.11 (.24) —
October 31, 2023 8.13 .22 (.35) (.13) (.20) (.12)
October 31, 2022 10.17 .17 (.70) (.53) (.27) (1.24)
October 31, 2021 8.76 .20 1.99 2.19 (.29) (.49)
October 31, 2020 11.47 .22 (1.41) (1.19) (.27) (1.25)
Class S
April 30, 2025* 9.58 .10 .57 .67 (.12) (.21)
October 31, 2024 7.70 .24 1.87 2.11 (.23) —
October 31, 2023 8.16 .21 (.36) (.15) (.19) (.12)
October 31, 2022 10.20 .16 (.70) (.54) (.26) (1.24)
October 31, 2021 8.78 .20 1.99 2.19 (.28) (.49)
October 31, 2020 11.49 .19 (1.39) (1.20) (.26) (1.25)
Class Y
April 30, 2025* 9.58 .11 .57 .68 (.13) (.21)
October 31, 2024 7.70 .26 1.87 2.13 (.25) —
October 31, 2023 8.16 .25 (.39) (.14) (.20) (.12)
October 31, 2022 10.20 .18 (.70) (.52) (.28) (1.24)
October 31, 2021 8.77 .24 1.98 2.22 (.30) (.49)
October 31, 2020 11.49 .20 (1.41) (1.21) (.26) (1.25)

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 633
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.32) 9.88 7.30 7,598 1.49 1.26 1.97 37
(.21) 9.54 27.37 5,415 1.61 1.27 2.45 67
(.29) 7.67 (2.35) 3,574 1.96 1.28 2.25 61
(1.48) 8.13 (5.95) 4,039 2.17 1.28 1.58 62
(.75) 10.16 25.50 4,719 2.00 1.30 1.99 66
(1.49) 8.75 (12.52) 4,250 2.06 1.33 1.75 79
(.30) 9.71 6.80 1,509 2.23 2.01 1.20 37
(.15) 9.40 26.57 1,554 2.37 2.02 1.74 67
(.22) 7.55 (3.15) 1,557 2.71 2.03 1.47 61
(1.41) 8.01 (6.67) 2,104 2.92 2.03 .84 62
(.67) 10.03 24.65 2,547 2.75 2.05 1.23 66
(1.43) 8.64 (13.17) 2,453 2.81 2.08 .99 79
(.34) 9.90 7.57 42,537 1.23 .91 2.33 37
(.24) 9.55 27.74 47,115 1.36 .92 2.83 67
(.32) 7.68 (1.87) 37,232 1.70 .93 2.61 61
(1.51) 8.13 (5.70) 8,829 1.92 .93 1.92 62
(.78) 10.17 25.91 8,775 1.78 .95 2.07 66
(1.52) 8.76 (12.17) 13,151 1.81 .98 2.20 79
(.33) 9.92 7.38 250,869 1.23 1.01 2.20 37
(.23) 9.58 27.69 238,223 1.36 1.02 2.75 67
(.31) 7.70 (2.08) 141,617 1.71 1.03 2.48 61
(1.50) 8.16 (5.79) 53,243 1.91 1.03 1.81 62
(.77) 10.20 25.84 73,700 1.77 1.05 2.10 66
(1.51) 8.78 (12.23) 108,464 1.82 1.08 2.02 79
(.34) 9.92 7.48 46,566 1.04 .83 2.36 37
(.25) 9.58 27.89 49,794 1.17 .84 2.92 67
(.32) 7.70 (1.92) 45,107 1.51 .85 2.99 61
(1.52) 8.16 (5.60) 6,619 1.72 .85 1.99 62
(.79) 10.20 26.21 6,380 1.54 .87 2.44 66
(1.51) 8.77 (12.27) 4,810 1.49 .90 1.91 79

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
634 Global Infrastructure Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 179,716
Administrative fees 13,417
Distribution fees 2,418
Shareholder servicing fees 303
Transfer agent fees 40,210
$ 236,064
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,375 $ 70,729 $ 64,762 $ (2) $ — $ 15,340 $ 240 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 278,432,960 $ 72,639,067 $ (4,395,157) $ 68, 243,910

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 635
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.6%
Australia - 5.3%
Charter Hall Group(ö) 139,641 1,517
Dexus Property Group(ö) 198,120 957
Goodman Group(ö) 406,704 7,854
GPT Group (The)(ö) 62,666 186
Ingenia Communities Group(ö) 327,306 1,167
Mirvac Group(ö) 1,602,723 2,345
NEXTDC, Ltd.(Æ) 59,676 454
Region RE, Ltd.(ö) 410,626 610
Scentre Group(ö) 825,176 1,911
Stockland(ö) 667,534 2,352
19,353
Belgium - 1.0%
Aedifica SA(ö) 17,723 1,424
Shurgard Self Storage, Ltd.(ö) 8,401 349
VGP NV 4,853 451
Warehouses De Pauw CVA(ö) 53,972 1,382
3,606
Canada - 1.1%
Boardwalk Real Estate Investment
Trust(ö) 31,948 1,506
Chartwell Retirement Residences 126,962 1,594
First Capital Real Estate Investment
Trust(ö) 71,571 887
3,987
France - 2.4%
Argan SA(ö) 5,403 374
Covivio SA(ö) 16,991 951
Icade SA(ö) 12,194 289
Klepierre SA(ö) 88,710 3,253
Mercialys SA(ö) 23,580 315
Unibail - Rodamco -Westfield(ö) 44,275 3,748
8,930
Germany - 2.4%
LEG Immobilien SE 11,283 952
Sirius Real Estate, Ltd.(ö) 217,733 269
TAG Immobilien AG 92,961 1,506
Vonovia SE 181,516 6,025
8,752
Hong Kong - 2.6%
Hongkong Land Holdings, Ltd. 277,600 1,362
Link Real Estate Investment Trust(ö) 736,083 3,452
Sun Hung Kai Properties, Ltd. 365,543 3,455
Wharf Real Estate Investment Co., Ltd. 481,000 1,155
9,424
Japan - 9.3%
Activia Properties, Inc.(ö) 455 1,090
Daiwa Securities Living Investments
Corp.(ö) 1,565 988
GLP J-REIT(ö) 600 517
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industrial & Infrastructure Fund
Investment Corp.(ö) 2,038 1,666
Invincible Investment Corp.(ö) 414 171
Japan Metropolitan Fund Investment
Corp.(ö) 3,145 2,092
Japan Real Estate Investment Corp.(ö) 1,388 1,101
KDX Realty Investment Corp. Class
A(ö) 1,783 1,854
Keihanshin Building Co., Ltd. 107,600 1,132
Mitsubishi Estate Co., Ltd. 397,518 6,979
Mitsui Fudosan Co., Ltd. 620,381 6,124
Mitsui Fudosan Logistics Park, Inc.(ö) 2,642 1,884
Mori Trust Sogo REIT, Inc.(ö) 3,420 1,519
Nippon Accommodations Fund, Inc.(ö) 1,240 1,010
Nippon Building Fund, Inc.(ö) 694 645
Nippon Prologis REIT, Inc.(ö) 864 1,426
Nomura Real Estate Holdings, Inc. 40,600 241
Nomura Real Estate Master Fund, Inc.
(ö) 1,351 1,344
Orix JREIT, Inc.(ö) 522 657
Sumitomo Realty & Development Co.,
Ltd. 38,300 1,422
33,862
Netherlands - 0.2%
CTP NV(Þ) 32,924 620
Singapore - 2.9%
CapitaLand Ascendas REIT(Æ)(ö) 1,294,200 2,639
CapitaLand Integrated Commercial
Trust Class A(ö) 1,368,300 2,254
Capitaland Investment, Ltd. 469,300 990
Digital Core REIT Management Pte ,
Ltd.(ö) 1,179,000 592
Frasers Centrepoint Trust(ö) 1,063,700 1,841
Frasers Logistics & Commercial
Trust(Æ)(ö)(Þ) 619,400 425
Mapletree Logistics Trust(ö) 1,181,900 1,015
Parkway Life Real Estate Investment
Trust(ö) 288,482 935
10,691
Spain - 0.5%
Cellnex Telecom SA(Þ) 22,193 898
Merlin Properties Socimi SA(ö) 90,610 1,030
1,928
Sweden - 1.5%
Castellum AB 85,390 1,039
Catena AB 17,240 813
Fastighets AB Balder Class B(Æ) 343,722 2,471
Nyfosa AB 54,402 513
Wihlborgs Fastigheter AB 54,133 562
5,398
Switzerland - 0.7%
PSP Swiss Property AG 9,482 1,691

See accompanying notes which are an integral part of the financial statements.
636 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swiss Prime Site AG Class A 6,777 957
2,648
United Kingdom - 4.0%
Big Yellow Group PLC(ö) 78,147 1,049
British Land Co. PLC (The)(ö) 379,258 1,991
Grainger PLC 533,038 1,533
Land Securities Group PLC(ö) 139,865 1,106
Life Science REIT PLC(ö) 442,419 258
LondonMetric Property PLC(ö) 1,341,287 3,448
PRS REIT PLC (The)(ö) 246,163 380
Safestore Holdings PLC(ö) 115,614 971
Segro PLC(ö) 210,355 1,911
Shaftesbury Capital PLC(ö) 327,052 593
Unite Group PLC (The)(ö) 133,118 1,530
14,770
United States - 59.7%
Agree Realty Corp.(ö) 80,416 6,241
American Healthcare REIT, Inc.(ö) 78,869 2,546
American Homes 4 Rent Class A(ö) 92,989 3,477
American Tower Corp.(ö) 7,574 1,707
Americold Realty Trust, Inc.(ö) 91,937 1,778
AvalonBay Communities, Inc.(ö) 28,040 5,888
Brixmor Property Group, Inc.(ö) 151,237 3,767
BXP, Inc.(ö) 10,884 694
Caesars Entertainment, Inc.(Æ) 70,197 1,899
Camden Property Trust(ö) 2,663 303
Crown Castle, Inc.(ö) 39,430 4,170
CubeSmart (ö) 52,392 2,131
Digital Realty Trust, Inc.(ö) 82,545 13,252
EastGroup Properties, Inc.(ö) 26,169 4,276
EPR Properties(ö) 41,120 2,035
Equinix , Inc.(ö) 16,830 14,486
Essential Properties Realty Trust, Inc.
(ö) 129,212 4,157
Essex Property Trust, Inc.(ö) 24,168 6,746
Extra Space Storage, Inc.(ö) 34,201 5,011
Federal Realty Investment Trust(ö) 5,529 520
First Industrial Realty Trust, Inc.(ö) 43,093 2,050
Healthcare Realty Trust, Inc.(ö) 137,171 2,130
Healthpeak Properties, Inc.(ö) 28,210 503
Highwoods Properties, Inc.(ö) 33,262 946
Host Hotels & Resorts, Inc.(ö) 213,468 3,014
Independence Realty Trust, Inc.(ö) 108,891 2,116
Invitation Homes, Inc.(ö) 181,984 6,222
Iron Mountain, Inc.(ö) 77,369 6,938
Kilroy Realty Corp.(ö) 34,738 1,095
Kimco Realty Corp.(ö) 209,939 4,195
Kite Realty Group Trust(ö) 17,444 378
Lamar Advertising Co. Class A(ö) 2,307 263
Mid-America Apartment Communities,
Inc.(ö) 36,692 5,858
Omega Healthcare Investors, Inc.(ö) 71,234 2,782
PACS Group, Inc.(Æ) 16,278 157
Prologis, Inc.(ö) 141,715 14,483
Public Storage(ö) 34,834 10,465
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Realty Income Corp.(ö) 68,339 3,954
Regency Centers Corp.(ö) 28,025 2,023
Ryman Hospitality Properties, Inc.(ö) 1,297 114
SBA Communications Corp.(ö) 6,215 1,513
Simon Property Group, Inc.(ö) 63,860 10,050
SL Green Realty Corp.(ö) 2,442 128
SmartStop Self Storage REIT, Inc. 39,115 1,374
Sun Communities, Inc.(ö) 67,177 8,359
Terreno Realty Corp.(ö) 29,363 1,654
UDR, Inc.(ö) 66,662 2,792
Ventas, Inc.(ö) 76,965 5,394
VICI Properties, Inc.(ö) 219,449 7,027
Vornado Realty Trust(ö) 19,424 685
Welltower , Inc.(ö) 148,913 22,723
Weyerhaeuser Co.(ö) 59,887 1,552
218,021
Total Common Stocks
(cost $264,028) 341,990
Short-Term Investments - 5.5%
United States - 5.5%
U.S. Cash Management Fund(@) 20,019,945 (∞) 20,014
Total Short-Term Investments
(cost $20,014) 20,014
Total Investments - 99.1%
(identified cost $284,042) 362,004
Other Assets and Liabilities,
Net - 0.9%
3,180
Net Assets - 100.0%
365,184

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 637
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.5%
Cellnex Telecom SA 09/25/23 EUR 22,193 34.16 758
898
CTP NV 04/16/21 EUR 32,924 16.20 533
620
Frasers Logistics & Commercial Trust 03/20/25 SGD 619,400 0.69 428 425
1,943
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 580 USD 20,828 06/25 1,207
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,207
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 19,353 $ —
$ —
$ 19,353 5 .3
Belgium — 3,606 —
—
3,606 1 .0
Canada 3,987 — —
—
3,987 1 .1
France — 8,930 —
—
8,930 2 .4
Germany — 8,752 —
—
8,752 2 .4
Hong Kong — 9,424 —
—
9,424 2 .6
Japan — 33,862 —
—
33,862 9 .3
Netherlands — 620 —
—
620 0 .2
Singapore — 10,691 —
—
10,691 2 .9
Spain — 1,928 —
—
1,928 0 .5
Sweden — 5,398 —
—
5,398 1 .5
Switzerland — 2,648 —
—
2,648 0 .7
United Kingdom — 14,770 —
—
14,770 4 .0
United States 218,021 — —
—
218,021 59 .7
Short-Term Investments — — — 20,014 20,014 5 .5
Total Investments 222,008 119,982 — 20,014 362,004 99 .1
Other Assets and Liabilities, Net
0 .9
100 .0

See accompanying notes which are an integral part of the financial statements.
638 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 1,207 — — — 1,207 0 .3
Total Other Financial Instruments
*
$ 1,207 $ — $ — $ — $ 1,207
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Common Stocks
Diversified ..........................................................................................
72,553
Healthc are ..........................................................................................
38,763
Industrial ............................................................................................
44,522
Lodging/Resorts .................................................................................
12,226
Office ..................................................................................................
12,843
Residential ..........................................................................................
59,154
Retail ..................................................................................................
48,129
Self Storage ........................................................................................
21,351
Technology .........................................................................................
32,449
Short-Term Investments .......................................................
20,014
Total Investments ............................................................................... 362,004

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 639
Russell Investment Company
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 1,207
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,944) $ —
Foreign currency exchange contracts — (37)
Total
$ (1,944) $ (37)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 1, 762 $ —
Foreign currency exchange contracts — 1
Total
$ 1, 762 $ 1
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
640 Global Real Estate Securities Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 284,042
Investments, at fair value(>) ........................................................................................................................................................
362,004
Foreign currency holdings(^) ....................................................................................................................................................... 685
Receivables:
Dividends and interest ...................................................................................................................................................... 779
Dividends from affiliated funds ....................................................................................................................................... 65
Investments sold ............................................................................................................................................................... 3,951
Fund shares sold ............................................................................................................................................................... 291
Foreign capital gains taxes recoverable ........................................................................................................................... 114
From broker(a) ................................................................................................................................................................. 374
Variation margin on futures contracts .............................................................................................................................. 1,209
Prepaid expenses .......................................................................................................................................................................... 4
Total assets ...............................................................................................................................................................
369,476
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 3,529
Fund shares redeemed ...................................................................................................................................................... 290
Accrued fees to affiliates .................................................................................................................................................. 275
Other accrued expenses .................................................................................................................................................... 198
Total liabilities ...........................................................................................................................................................
4,292
Net Assets ...............................................................................................................................................................
$ 365,184

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 641
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (5,937)
Shares of beneficial interest .........................................................................................................................................................
125
Additional paid-in capital ............................................................................................................................................................
370,996
Net Assets ...............................................................................................................................................................
$ 365,184
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 28.24
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 29.96
Class A — Net assets ........................................................................................................................................................... $ 9,451,154
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 334,652
Net asset value per share: Class C (#) .......................................................................................................................................... $ 26.64
Class C — Net assets ........................................................................................................................................................... $ 5,163,708
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 193,834
Net asset value per share: Class M (#) ......................................................................................................................................... $ 29.26
Class M — Net assets .......................................................................................................................................................... $ 57,405,437
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 1,961,637
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 29.32
Class R6 — Net assets ......................................................................................................................................................... $ 2,982,174
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 101,721
Net asset value per share: Class S (#) .......................................................................................................................................... $ 29.30
Class S — Net assets ............................................................................................................................................................ $ 238,495, 501
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 8,138,879
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 29.30
Class Y — Net assets ........................................................................................................................................................... $ 51,685,813
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 1,763,784
Amounts in thousands
(^)     Foreign currency holdings - cost $ 682
(>)     Investments in affiliates, U.S. Cash Management Fund $ 20,014
(a)   Receivable from Broker for Futures $ 374
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
642 Global Real Estate Securities Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 6,867
Dividends from affiliated funds ....................................................................................................................................... 263
Interest .............................................................................................................................................................................. 17
Less foreign taxes withheld ............................................................................................................................................. (197)
Total investment income ..............................................................................................................................................................
6,950
Expenses
Advisory fees ................................................................................................................................................................... 1,514
Administrative fees .......................................................................................................................................................... 91
Custodian fees .................................................................................................................................................................. 88
Distribution fees - Class A ............................................................................................................................................... 12
Distribution fees - Class C ............................................................................................................................................... 20
Transfer agent fees - Class A ........................................................................................................................................... 10
Transfer agent fees - Class C ........................................................................................................................................... 5
Transfer agent fees - Class M .......................................................................................................................................... 57
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 242
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 49
Registration fees ............................................................................................................................................................... 48
Shareholder servicing fees - Class C ............................................................................................................................... 7
Trustees’ fees .................................................................................................................................................................... 11
Printing fees ..................................................................................................................................................................... 35
Miscellaneous .................................................................................................................................................................. 32
Expenses before reductions .............................................................................................................................................. 2,223
Expense reductions .......................................................................................................................................................... (181)
Net expenses ................................................................................................................................................................................
2,042
Net investment income (loss) .......................................................................................................................................................
4,908
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 3,591
Investments in affiliated funds ......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. (1,944)
Foreign currency exchange contracts ............................................................................................................................... (37)
Foreign currency-related transactions .............................................................................................................................. 70
Net realized gain (loss) ................................................................................................................................................................
1,676
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (21,113)
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 1,762
Foreign currency exchange contracts ............................................................................................................................... 1
Foreign currency-related transactions .............................................................................................................................. 44
Net change in unrealized appreciation (depreciation) ................................................................................................................. (19,305)
Net realized and unrealized gain (loss) ........................................................................................................................................ (17,629)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (12,721)

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 643
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 4,908 $ 9,541
Net realized gain (loss) ....................................................................................................................... 1,676 8,242
Net change in unrealized appreciation (depreciation) ........................................................................ (19,305) 80,373
Net increase (decrease) in net assets from operations .............................................................................. (12,721) 98,156
Distributions
To shareholders
Class A .......................................................................................................................................... (170) (188)
Class C .......................................................................................................................................... (80) (87)
Class M ......................................................................................................................................... (1,076) (1,407)
Class R6 ........................................................................................................................................ (75) (86)
Class S .......................................................................................................................................... (4,431) (5,207)
Class Y .......................................................................................................................................... (1,109) (1,514)
Net decrease in net assets from distributions ............................................................................................ (6,941) (8,489)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (23,031) (41,951)
Total Net Increase (Decrease) in Net Assets ........................................................................
(42,693) 47,716
Net Assets
Beginning of period .................................................................................................................................. 407,877 360,161
End of period .............................................................................................................................................
$ 365,184 $ 407,877

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
644 Global Real Estate Securities Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 17 $ 480 24 $ 668
Proceeds from reinvestment of distributions 6 169 7 187
Payments for shares redeemed (30) (856) (71) (1,953)
Net increase (decrease)
(7) (207) (40) (1,098)
Class C
Proceeds from shares sold 4 107 11 279
Proceeds from reinvestment of distributions 3 80 3 87
Payments for shares redeemed (25) (670) (56) (1,477)
Net increase (decrease)
(18) (483) (42) (1,111)
Class M
Proceeds from shares sold 418 12,219 446 12,830
Proceeds from reinvestment of distributions 37 1,076 48 1,406
Payments for shares redeemed (737) (21,991) (519) (14,887)
Net increase (decrease)
(282) (8,696) (25) (651)
Class R6
Proceeds from shares sold 213 6,180 22 614
Proceeds from reinvestment of distributions 3 75 3 86
Payments for shares redeemed (249) (7,263) (11) (315)
Net increase (decrease)
(33) (1,008) 14 385
Class S
Proceeds from shares sold 956 28,563 1,363 38,855
Proceeds from reinvestment of distributions 153 4,415 178 5,190
Payments for shares redeemed (1,209) (35,437) (2,518) (72,336)
Net increase (decrease)
(100) (2,459) (977) (28,291)
Class Y
Proceeds from shares sold 42 1,244 64 1,789
Proceeds from reinvestment of distributions 38 1,109 52 1,514
Payments for shares redeemed (433) (12,531) (493) (14,488)
Net increase (decrease)
(353) (10,178) (377) (11,185)
Total increase (decrease)
(793) $ (23,031) (1,447) $ (41,951)

See accompanying notes which are an integral part of the financial statements.
646 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
April 30, 2025* 29.68 .33 (1.27) (.94) (.50) — —
October 31, 2024 23.66 .58 5.98 6.56 (.54) — —
October 31, 2023 25.23 .59 (1.62) (1.03) (.54) — —
October 31, 2022 37.09 .46 (9.80) (9.34) (1.12) (1.01) (.39)
October 31, 2021 26.92 .63 9.99 10.62 (.45) — —
October 31, 2020 35.83 .42 (6.97) (6.55) (1.75) (.61) —
Class C
April 30, 2025* 28.02 .21 (1.19) (.98) (.40) — —
October 31, 2024 22.39 .36 5.65 6.01 (.38) — —
October 31, 2023 23.95 .37 (1.53) (1.16) (.40) — —
October 31, 2022 35.34 .21 (9.31) (9.10) (.99) (1.01) (.29)
October 31, 2021 25.77 .35 9.55 9.90 (.33) — —
October 31, 2020 34.40 .19 (6.66) (6.47) (1.55) (.61) —
Class M
April 30, 2025* 30.74 .39 (1.32) (.93) (.55) — —
October 31, 2024 24.48 .70 6.20 6.90 (.64) — —
October 31, 2023 26.06 .71 (1.68) (.97) (.61) — —
October 31, 2022 38.24 .59 (10.14) (9.55) (1.17) (1.01) (.45)
October 31, 2021 27.71 .84 10.22 11.06 (.53) — —
October 31, 2020 36.81 .54 (7.17) (6.63) (1.86) (.61) —
Class R6
April 30, 2025* 30.79 .36 (1.27) (.91) (.56) — —
October 31, 2024 24.52 .74 6.19 6.93 (.66) — —
October 31, 2023 26.10 .72 (1.68) (.96) (.62) — —
October 31, 2022 38.29 .61 (10.14) (9.53) (1.19) (1.01) (.46)
October 31, 2021 27.74 .78 10.32 11.10 (.55) — —
October 31, 2020 36.86 .56 (7.18) (6.62) (1.89) (.61) —
Class S
April 30, 2025* 30.78 .38 (1.32) (.94) (.54) — —
October 31, 2024 24.51 .68 6.20 6.88 (.61) — —
October 31, 2023 26.10 .68 (1.68) (1.00) (.59) — —
October 31, 2022 38.28 .56 (10.14) (9.58) (1.16) (1.01) (.43)
October 31, 2021 27.75 .74 10.29 11.03 (.50) — —
October 31, 2020 36.86 .51 (7.18) (6.67) (1.83) (.61) —
Class Y
April 30, 2025* 30.78 .40 (1.31) (.91) (.57) — —
October 31, 2024 24.51 .74 6.19 6.93 (.66) — —
October 31, 2023 26.09 .73 (1.68) (.95) (.63) — —
October 31, 2022 38.28 .62 (10.14) (9.52) (1.20) (1.01) (.46)
October 31, 2021 27.73 .88 10.22 11.10 (.55) — —
October 31, 2020 36.84 .57 (7.18) (6.61) (1.89) (.61) —

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 647
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.50) 28.24 (3.13) 9,451 1.44 1.36 2.32 35
(.54) 29.68 27.87 10,149 1.42 1.35 2.10 70
(.54) 23.66 (4.24) 9,037 1.42 1.37 2.24 63
(2.52) 25.23 (26.85) 10,570 1.39 1.34 1.44 68
(.45) 37.09 39.58 16,012 1.38 1.33 1.87 81
(2.36) 26.92 (18.98) 12,554 1.40 1.36 1.43 88
(.40) 26.64 (3.48) 5,164 2.19 2.11 1.56 35
(.38) 28.02 26.94 5,932 2.17 2.10 1.36 70
(.40) 22.39 (4.97) 5,678 2.17 2.12 1.49 63
(2.29) 23.95 (27.42) 7,166 2.14 2.09 .68 68
(.33) 35.34 38.50 11,271 2.13 2.08 1.09 81
(2.16) 25.77 (19.56) 10,102 2.15 2.11 .68 88
(.55) 29.26 (2.98) 57,405 1.19 1.01 2.67 35
(.64) 30.74 28.34 68,961 1.17 1.00 2.44 70
(.61) 24.48 (3.90) 55,520 1.17 1.02 2.59 63
(2.63) 26.06 (26.62) 83,807 1.14 .99 1.79 68
(.53) 38.24 40.07 123,210 1.13 .98 2.36 81
(2.47) 27.71 (18.69) 38,678 1.15 1.01 1.79 88
(.56) 29.32 (2.91) 2,982 1.03 .94 2.47 35
(.66) 30.79 28.42 4,138 1.02 .93 2.52 70
(.62) 24.52 (3.84) 2,955 1.02 .95 2.64 63
(2.66) 26.10 (26.56) 1,893 .99 .92 1.86 68
(.55) 38.29 40.16 2,888 .98 .91 2.22 81
(2.50) 27.74 (18.65) 2,205 1.00 .94 1.86 88
(.54) 29.30 (3.03) 238,496 1.19 1.11 2.58 35
(.61) 30.78 28.22 253,559 1.17 1.10 2.35 70
(.59) 24.51 (4.01) 225,853 1.17 1.12 2.49 63
(2.60) 26.10 (26.67) 355,075 1.14 1.09 1.69 68
(.50) 38.28 39.90 542,275 1.13 1.08 2.12 81
(2.44) 27.75 (18.78) 406,795 1.15 1.11 1.68 88
(.57) 29.30 (2.93) 51,686 .99 .91 2.73 35
(.66) 30.78 28.46 65,138 .97 .90 2.56 70
(.63) 24.51 (3.82) 61,118 .97 .92 2.64 63
(2.67) 26.09 (26.54) 85,474 .94 .89 1.88 68
(.55) 38.28 40.20 126,027 .93 .88 2.46 81
(2.50) 27.73 (18.61) 49,121 .96 .91 1.88 88

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
648 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 209,087
Administrative fees 13,965
Distribution fees 4,972
Shareholder servicing fees 1,029
Transfer agent fees 45,028
Trustees' fees 692
$ 274,773
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,047 $ 114,754 $ 105,784 $ (4) $ 1 $ 20,014 $ 263 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 309,294,492 $ 59,280,262 $ (5,363,655) $ 53,916,607

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 649
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 35.1%
Corporate Bonds and Notes - 14.4%
Consumer Discretionary - 2.9%
American Airlines Group, Inc.
6.500% due 07/01/25 596 596
Cable One, Inc.
6.668% due 03/15/26 (ž) 815 770
Etsy, Inc.
0.250% due 06/15/28 866 740
FuboTV, Inc.
3.250% due 02/15/26 544 525
Guess?, Inc.
3.750% due 04/15/28 284 266
JetBlue Airways Corp.
0.500% due 04/01/26 613 578
Magnite, Inc.
0.250% due 03/15/26 334 319
Marriott Vacations Worldwide Corp.
6.577% due 01/15/26 (ž) 243 232
3.250% due 12/15/27 703 641
National Vision Holdings, Inc.
2.500% due 05/15/25 875 870
Peloton Interactive, Inc.
12.826% due 02/15/26 (ž) 771 700
RealReal, Inc. (The)
4.000% due 02/15/31 58 51
Southwest Airlines Co.
1.250% due 05/01/25 472 472
Vail Resorts, Inc.
5.987% due 01/01/26 (ž) 882 848
Wayfair, Inc.
0.625% due 10/01/25 748 728
8,336
Consumer Staples - 0.3%
Alarm.com, Inc.
5.591% due 01/15/26 (ž) 600 577
CVS Health Corp.
7.000% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.886%)(Ê) 177 179
HRB Winddown, Inc.
8.875% due 03/15/25 (Š) 1,640 —
Land O'Lakes, Inc.
Series 144A
7.250% due 12/31/99 (Þ) 185 152
908
Energy - 0.6%
Array Technologies, Inc.
1.000% due 12/01/28 291 201
BP Capital Markets PLC
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 28 27
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.924%)(Ê)(ƒ) 71 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.153%)(Ê)(ƒ) 66 66
Energy Transfer, LP
Series B
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 136 131
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 142 140
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 59 59
Enphase Energy, Inc.
6.248% due 03/01/26 (ž) 719 683
6.435% due 03/01/28 (ž) 330 276
1,652
Financial Services - 4.2%
Affirm Holdings, Inc.
5.311% due 11/15/26 (ž) 470 434
Ally Financial, Inc.
Series B
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.868%)(Ê)(ƒ) 58 53
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ) 125 107
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 34 33
Apollo Global Management, Inc.
6.000% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.168%)(Ê) 11 10
Ares Finance Co. III LLC
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 60 58
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
LIBOR + 4.135%)(Ê) 81 81
Athene Holding, Ltd.
6.625% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.607%)(Ê) 41 39
Bank of America Corp.
5.518% due 10/25/35 (SOFR +
1.738%)(Ê) 112 110
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.684%)(Ê)(ƒ) 90 90

See accompanying notes which are an integral part of the financial statements.
650 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series FF
5.875% due 12/31/99 (CME Term
SOFR 3 Month + 3.193%)(Ê)(ƒ) 82 81
Series RR
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.760%)(Ê)(ƒ) 57 55
Series TT
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.231%)(Ê)(ƒ) 36 36
Bank of New York Mellon Corp. (The)
Series F
4.625% due 12/29/49 (CME Term
SOFR 3 Month + 3.393%)(Ê) 53 52
Series I
3.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.630%)(Ê)(ƒ) 59 56
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 848 822
Charles Schwab Corp. (The)
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 395 345
Series I
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.168%)(Ê)(ƒ) 174 168
Citigroup, Inc.
Series AA
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.211%)(Ê)(ƒ) 200 205
Series DD
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 2.757%)(Ê)(ƒ) 175 174
Series FF
6.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.726%)(Ê)(ƒ) 282 277
Series X
3.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.417%)(Ê)(ƒ) 61 59
Corebridge Financial, Inc.
6.375% due 09/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.646%)(Ê) 49 47
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 98 99
Enstar Finance LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 93 89
Equitable Holdings, Inc.
6.700% due 03/28/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.390%)(Ê) 55 54
Farm Credit Bank of Texas
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.291%)(Ê)(ƒ) 50 51
Series 4
5.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.415%)(Æ)(Ê)
(ƒ)(Þ) 125 124
GA Global Funding Trust
4.700% due 10/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.796%)(Ê)(Þ) 115 109
Global Atlantic Finance Co.
7.950% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.608%)(Ê)(Þ) 82 83
Goldman Sachs Capital I, Ltd.
6.345% due 02/15/34 32 33
Goldman Sachs Group, Inc. (The)
6.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.461%)(Ê)(ƒ) 22 22
Series T
3.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.969%)(Ê)(ƒ) 34 33
Series U
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê)(ƒ) 84 80
Series X
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.809%)(Ê)(ƒ) 318 325
Hartford Insurance Group, Inc. (The)
Series ICON
6.710% due 02/12/47 (CME Term
SOFR 3 Month + 2.387%)(Ê)(Þ) 61 55
Hat Holdings I LLC
0.000% due 05/01/25 (Þ)(ž) 271 296
Huntington Bancshares, Inc.
Series G
4.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 4.045%)(Ê)(ƒ) 46 44
JPMorgan Chase & Co.
Series NN

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 651
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.737%)(Ê)(ƒ) 227 235
Series OO
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.152%)(Ê)(ƒ) 87 87
Lincoln National Corp.
Series C
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ) 74 79
M&T Bank Corp.
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 23 21
MetLife Capital Trust IV
7.875% due 12/15/67 (Þ) 150 163
MetLife, Inc.
6.400% due 12/15/36 25 25
9.250% due 04/08/68 (Þ) 125 145
Series G
6.350% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.078%)(Ê) 65 65
Pebblebrook Hotel Trust
1.750% due 12/15/26 661 615
PennyMac Corp.
5.500% due 03/15/26 745 735
PNC Financial Services Group, Inc.
(The)
Series T
3.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.595%)(Ê)(ƒ) 203 190
Series U
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 96 95
Series V
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.238%)(Ê)(ƒ) 179 179
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 157 155
Prudential Financial, Inc.
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 95 89
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 45 45
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 35 36
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 03/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.404%)(Ê) 33 33
Redfin Corp.
0.500% due 04/01/27 374 328
Redwood Trust, Inc.
Series REOP
7.750% due 06/15/27 572 566
Reinsurance Group of America, Inc.
6.650% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.392%)(Ê) 52 50
Repay Holdings Corp.
7.530% due 02/01/26 (Þ)(ž) 92 87
SBL Holdings, Inc.
5.000% due 02/18/31 (Þ) 39 35
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.620%)(Ê)(ƒ)(Þ) 129 114
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Þ) 85 81
Square, Inc.
0.250% due 11/01/27 97 86
State Street Corp.
Series I
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.613%)(Ê)(ƒ) 151 151
Series J
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.628%)(Ê)(ƒ) 150 151
Summit Hotel Properties, Inc.
1.500% due 02/15/26 348 334
Truist Financial Corp.
Series Q
5.100% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.349%)(Ê)(ƒ) 71 68
Two Harbors Investment Corp.
6.250% due 01/15/26 621 614
Upstart Holdings, Inc.
0.250% due 08/15/26 757 699
US Bancorp
Series J
5.300% due 12/31/99 (CME Term
SOFR 3 Month + 3.176%)(Ê)(ƒ) 52 50
Voya Financial, Inc.
Series A
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.358%)(Ê)(ƒ) 31 32
Wells Fargo & Co.
5.950% due 12/01/86 44 44

See accompanying notes which are an integral part of the financial statements.
652 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê)(ƒ) 202 205
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.606%)(Ê)(ƒ) 224 237
Series BB
3.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.453%)(Ê)(ƒ) 46 45
11,858
Health Care - 2.7%
BioMarin Pharmaceutical, Inc.
1.250% due 05/15/27 167 157
Bridgebio Pharma, Inc.
2.250% due 02/01/29 389 356
CONMED Corp.
2.250% due 06/15/27 797 738
DexCom, Inc.
0.250% due 11/15/25 432 421
Envista Holdings Corp.
1.750% due 08/15/28 582 528
Esperion Therapeutics, Inc.
4.000% due 11/15/25 173 170
Guardant Health, Inc.
5.199% due 11/15/27 (ž) 529 465
Haemonetics Corp.
5.561% due 03/01/26 (ž) 680 650
Herbalife, Ltd.
4.250% due 06/15/28 533 437
Integra LifeSciences Holdings Corp.
0.500% due 08/15/25 792 779
Livongo Health, Inc.
0.875% due 06/01/25 375 372
NeoGenomics, Inc.
1.250% due 05/01/25 247 246
0.250% due 01/15/28 334 282
Novocure, Ltd.
6.598% due 11/01/25 (ž) 203 196
Pacira Pharmaceutical, Inc.
0.750% due 08/01/25 893 880
Retrophin, Inc.
2.500% due 09/15/25 163 161
Teladoc Health, Inc.
1.250% due 06/01/27 894 813
7,651
Materials and Processing - 0.2%
MP Materials Corp.
0.250% due 04/01/26 (Þ) 463 449
Producer Durables - 0.2%
Mesa Laboratories, Inc.
1.375% due 08/15/25 700 689
Technology - 2.5%
Airbnb, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.998% due 03/15/26 (ž) 990 949
Bandwidth, Inc.
0.500% due 04/01/28 326 263
Cerence, Inc.
1.500% due 07/01/28 122 85
Five9, Inc.
0.500% due 06/01/25 845 840
Fiverr International, Ltd.
6.166% due 11/01/25 (ž) 539 523
Groupon, Inc.
1.125% due 03/15/26 431 416
Match Group Financeco, Inc.
0.875% due 06/15/26 (Þ) 221 212
Okta, Inc.
0.125% due 09/01/25 638 626
0.375% due 06/15/26 260 249
PagerDuty, Inc.
1.250% due 07/01/25 122 120
Porch Group, Inc.
0.750% due 09/15/26 (Þ) 467 393
Snap, Inc.
0.250% due 05/01/25 137 137
0.125% due 03/01/28 767 651
Unity Software, Inc.
5.089% due 11/15/26 (ž) 379 351
Upwork, Inc.
0.250% due 08/15/26 481 449
Ziff Davis, Inc.
1.750% due 11/01/26 813 764
7,028
Utilities - 0.8%
AES Corp. (The)
7.600% due 01/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.201%)(Ê) 69 68
6.950% due 07/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.890%)(Ê) 71 66
American Electric Power Co., Inc.
6.950% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 76 77
7.050% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê) 125 127
3.875% due 02/15/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 83 78
CenterPoint Energy, Inc.
6.700% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.586%)(Ê) 22 22
Series A
7.000% due 02/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.254%)(Ê) 44 45

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 653
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series B
6.850% due 02/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.946%)(Ê) 22 22
CMS Energy Corp.
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 102 88
6.500% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.961%)(Ê) 68 66
Dominion Energy, Inc.
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 55 54
Series A
6.875% due 02/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.386%)(Ê) 53 55
Series C
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.195%)(Ê)(ƒ) 70 68
Edison International
7.875% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.658%)(Ê) 68 64
Entergy Corp.
7.125% due 12/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.670%)(Ê) 98 99
EUSHI Finance, Inc.
Series WI
7.625% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.136%)(Ê) 64 64
Evergy, Inc.
6.650% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.558%)(Ê) 79 77
Exelon Corp.
6.500% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.975%)(Ê) 34 34
NextEra Energy Capital Holdings, Inc.
6.750% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.457%)(Ê) 154 156
6.700% due 09/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.364%)(Ê) 112 113
6.375% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.053%)(Ê) 82 82
5.650% due 05/01/79 (USD 3 Month
LIBOR + 3.156%)(Ê) 20 19
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.979%)(Ê) 130 131
NiSource, Inc.
6.950% due 11/30/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.451%)(Ê) 47 48
6.375% due 03/31/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.527%)(Ê) 77 75
Sempra
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 142 130
6.400% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.632%)(Ê) 129 119
6.875% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.789%)(Ê) 110 107
2,154
40,725
International Debt - 20.3%
Abu Dhabi Developmental Holding
Co. PJSC
4.500% due 05/06/30 (Þ) 243 242
Abu Dhabi Government International
Bond
Series REGS
3.125% due 09/30/49 (Þ) 682 460
Adnoc Murban Rsc, Ltd.
4.500% due 09/11/34 (Þ) 356 343
Aeropuerto Internacional De Tocumen
SA
Series REGS
5.125% due 08/11/61 (Þ) 662 448
African Export-Import Bank (The)
Series REGS
3.994% due 09/21/29 (Þ) 548 511
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 215 202
AltaGas, Ltd.
7.200% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.573%)(Ê)(Þ) 77 75
Angolan Government International
Bond
Series REGS
9.125% due 11/26/49 (Þ) 289 197
Argentine Republic Government
International Bond
0.750% due 07/09/30 (~)(Ê) 114 88
4.125% due 07/09/35 (~)(Ê) 611 406
3.500% due 07/09/41 (~)(Ê) 42 26
AXA SA

See accompanying notes which are an integral part of the financial statements.
654 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.600% due 12/15/30 40 47
6.379% due 12/29/49 (SOFR +
2.256%)(Ê)(Þ) 100 108
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 381 377
Bahrain Government International
Bond
Series REGS
6.750% due 09/20/29 (Þ) 200 203
Banco del Estado de Chile
Series REGS
7.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.228%)(Ê)(ƒ)(Þ) 200 207
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 200 198
Banco Nacional de Panama
Series REGS
2.500% due 08/11/30 (Þ) 203 165
Banco Santander SA
Series _
9.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.298%)(Ê)(ƒ) 200 226
Bank Negara Indonesia Persero Tbk PT
4.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.466%)(Ê)(ƒ)(Þ) 562 528
Bapco Energies BSC Closed
Series REGS
8.375% due 11/07/28 (Þ) 572 606
Barclays Bank PLC
6.278% due 12/31/99 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 40 41
Barclays PLC
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.431%)(Ê)(ƒ) 200 205
9.625% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 5.775%)
(Ê)(ƒ) 200 218
Bell Canada
6.875% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.390%)(Ê) 80 80
7.000% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.363%)(Ê) 79 79
BNP Paribas SA
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 200 205
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.727%)(Ê)(ƒ)(Þ) 200 206
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 200 211
Brazil Government International Bond
6.625% due 03/15/35 700 699
Brookfield Infrastructure Finance ULC
6.750% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.453%)(Ê) 22 21
CBB International Sukuk Programme
Co. WLL
Series REGS
3.950% due 09/16/27 (Þ) 400 383
Centrais Eletricas Brasileiras SA
Series REGS
4.625% due 02/04/30 (Þ) 350 329
CFAMC III Co., Ltd.
4.750% due 04/27/27 (Þ) 595 589
CFAMC IV Co., Ltd.
3.375% due 02/24/30 (Þ) 377 340
China Government International Bond
4.125% due 11/20/27 (Þ) 473 482
Colombia Government International
Bond
8.500% due 04/25/35 255 259
8.750% due 11/14/53 200 191
Comision Federal de Electricidad
5.000% due 07/30/49 (Þ) 367 293
Commerzbank AG
7.500% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 4.322%)
(Ê)(ƒ)(Þ) 200 198
Corp. Financiera de Desarrollo SA
Series REGS
2.400% due 09/28/27 (Þ) 200 188
Corp. Nacional del Cobre de Chile
Series REGS
5.950% due 01/08/34 (Þ) 220 222
3.150% due 01/15/51 (Þ) 871 527
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 232 237
Dai-ichi Life Insurance Co. Ltd. (The)
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.515%)(Ê)(ƒ)(Þ) 200 199
Development Bank of Kazakhstan JSC
5.625% due 04/07/30 (Þ) 200 198
Dominican Republic Government
International Bond
Series REGS
7.050% due 02/03/31 (Þ) 269 278
DP World PLC

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 655
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.850% due 07/02/37 (Þ) 620 677
Ecopetrol SA
4.625% due 11/02/31 232 189
8.375% due 01/19/36 62 58
7.375% due 09/18/43 306 248
5.875% due 05/28/45 57 38
5.875% due 11/02/51 179 114
Ecuador Government International
Bond
Series REGS
6.900% due 07/31/30 (~)(Ê)(Þ) 86 65
9.848% due 07/31/30 (Þ)(ž) 71 43
5.500% due 07/31/35 (~)(Ê)(Þ) 270 161
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 200 191
Series REGS
8.500% due 01/31/47 (Þ) 400 291
El Salvador Government International
Bond
Series REGS
9.650% due 11/21/54 (Þ) 171 170
Emera, Inc.
Series 16-A
6.750% due 06/15/76 (USD 3 Month
LIBOR + 5.440%)(Ê) 43 43
Empresa de Transmision Electrica SA
Series REGS
5.125% due 05/02/49 (Þ) 732 537
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 921 687
Enbridge, Inc.
7.200% due 06/27/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.970%)(Ê) 87 87
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 92 88
6.250% due 03/01/78 (CME Term
SOFR 3 Month + 3.903%)(Ê) 137 134
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 47 47
7.625% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.418%)(Ê) 86 88
8.500% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.431%)(Ê) 162 175
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 134 132
Series 20-A
5.750% due 07/15/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.314%)(Ê) 56 54
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series NC5
8.250% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.785%)(Ê) 106 110
Eskom Holdings SOC, Ltd.
Series REGS
6.350% due 08/10/28 (Þ) 539 533
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 984 852
First Majestic Silver Corp.
0.375% due 01/15/27 505 475
Franshion Brilliant, Ltd.
3.200% due 04/09/26 (Þ) 300 291
4.250% due 07/23/29 (Þ) 342 297
Freeport Indonesia PT
Series REGS
6.200% due 04/14/52 (Þ) 200 192
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 563 498
Ghana Government International Bond
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 112 95
Series REGS
5.000% due 07/03/29 (~)(Ê)(Þ) 164 139
Grupo Energia Bogota SA
Series REGS
4.875% due 05/15/30 (Þ) 709 696
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 294 294
Hazine Mustesarligi Varlik Kiralama
AS
8.509% due 01/14/29 (Þ) 352 374
HSBC Holdings PLC
6.500% due 09/15/37 100 106
6.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
3.606%)(Ê)(ƒ) 200 198
Hungary Government International
Bond
5.500% due 03/26/36 (Þ) 217 205
Series REGS
6.125% due 05/22/28 (Þ) 295 304
Indonesia Asahan Aluminium PT /
Mineral Industri Indonesia Persero
PT
Series REGS
5.800% due 05/15/50 (Þ) 200 183
Indonesia Government International
Bond
4.550% due 01/11/28 200 201
3.550% due 03/31/32 561 515
5.650% due 01/11/53 200 196
ING Groep NV

See accompanying notes which are an integral part of the financial statements.
656 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 12/31/49 (USD SOFR
ICE Swap 5 Year Rate + 4.360%)
(Ê)(Þ) 200 207
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.506%)(Ê)(ƒ)(Þ) 200 180
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.342%)(Ê)(ƒ) 200 197
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 762 675
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 200 184
Jordan Government International Bond
Series REGS
7.500% due 01/13/29 (Þ) 273 272
KazMunayGas National Co. JSC
Series REGS
6.375% due 10/24/48 (Þ) 464 412
Krung Thai Bank PCL
4.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.530%)(Ê)(ƒ)(Þ) 600 582
Lloyds Banking Group PLC
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê)(ƒ) 200 187
Mazoon Assets Co. SAOC
Series REGS
5.200% due 11/08/27 (Þ) 545 543
Meiji Yasuda Life Insurance Co.
5.800% due 09/11/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.033%)(Ê)(Þ) 200 194
6.100% due 06/11/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.911%)(Ê)(Þ) 200 197
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 (Þ) 213 166
Mexico Government International
Bond
7.375% due 05/13/55 400 396
MVM Energetika Zrt.
7.500% due 06/09/28 (Þ) 701 733
NatWest Group PLC
8.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.752%)(Ê)(ƒ) 200 207
Nice, Ltd.
6.058% due 09/15/25 (ž) 686 671
Nigeria Government International Bond
Series REGS
9.625% due 06/09/31 (Þ) 200 188
10.375% due 12/09/34 (Þ) 290 274
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nordea Bank Abp
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.110%)(Ê)(ƒ)(Þ) 200 200
OCP SA
7.500% due 05/02/54 (Þ) 103 101
Series REGS
3.750% due 06/23/31 (Þ) 755 667
Oman Government International Bond
Series REGS
5.375% due 03/08/27 (Þ) 231 232
6.750% due 10/28/27 (Þ) 360 373
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 418 410
Pakistan Government International
Bond
Series REGS
6.875% due 12/05/27 (Þ) 218 191
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 753 540
Panama Government International
Bond
8.000% due 03/01/38 200 208
4.500% due 04/16/50 452 289
Paraguay Government International
Bond
6.650% due 03/04/55 (Þ) 200 198
Pertamina Persero PT
Series REGS
4.150% due 02/25/60 (Þ) 650 446
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
4.875% due 07/17/49 (Þ) 318 255
Peruvian Government International
Bond
2.783% due 01/23/31 171 152
5.375% due 02/08/35 128 126
5.875% due 08/08/54 180 171
Petrobras Global Finance BV
6.900% due 03/19/49 100 93
6.750% due 06/03/50 2 2
6.850% due 12/31/99 677 587
Petroleos de Venezuela SA
5.375% due 04/12/27 (Æ)(Ø)(Þ) 284 33
Series REGS
5.500% due 04/12/37 (Æ)(Ø)(Þ) 77 9
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,231 751
Petroleos Mexicanos
Series REGS
6.625% due 12/31/99 (Þ) 894 561
Series WI
6.750% due 09/21/47 940 630

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 657
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.690% due 01/23/50 827 603
Petronas Capital, Ltd.
4.950% due 01/03/31 (Þ) 200 203
5.848% due 04/03/55 (Þ) 200 200
Series REGS
3.404% due 04/28/61 (Þ) 1,523 979
Philippine Government International
Bond
5.170% due 10/13/27 200 204
1.950% due 01/06/32 401 337
Philippines Government International
Bond
2.650% due 12/10/45 235 150
Port of Spain Waterfront Development
7.875% due 02/19/40 (Þ) 200 188
Qatar Government International Bond
4.500% due 02/27/28 (Þ) 200 202
Series REGS
4.500% due 04/23/28 (Þ) 344 349
QazaqGaz NC JSC
Series REGS
4.375% due 09/26/27 (Þ) 200 193
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 108 94
Republic of Chile Government
International Bond
4.950% due 01/05/36 404 394
Republic of Kenya Government
International Bond
9.500% due 03/05/36 (Þ) 200 175
Republic of Poland Government
International Bond
4.875% due 02/12/30 55 56
5.375% due 02/12/35 294 298
5.500% due 03/18/54 302 281
Republic of Serbia Government
International Bond
6.000% due 06/12/34 (Þ) 200 198
Republic of South Africa Government
International Bond
4.300% due 10/12/28 289 273
5.750% due 09/30/49 200 143
Series REGS
7.100% due 11/19/36 (Þ) 200 191
Republic of Uzbekistan Government
International Bond
Series REGS
3.900% due 10/19/31 (Þ) 200 170
Republic of Zambia Government
International Bond
0.500% due 12/31/53 (Þ) 53 30
Series REGS
0.500% due 12/31/53 (Þ) 66 37
Romanian Government International
Bond
Series REGS
3.000% due 02/14/31 (Þ) 138 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 02/10/37 (Þ) 100 100
4.000% due 02/14/51 (Þ) 438 260
Samruk-Kazyna JSC
Series REGS
2.000% due 10/28/26 (Þ) 200 189
Saudi Arabian Oil Co.
5.875% due 07/17/64 (Þ) 316 290
Series REGS
2.250% due 11/24/30 (Þ) 660 581
Saudi Government International Bond
Series REGS
4.750% due 01/16/30 (Þ) 565 567
5.750% due 01/16/54 (Þ) 200 189
Sea, Ltd.
0.250% due 09/15/26 901 843
Senegal Government International
Bond
Series REGS
6.250% due 05/23/33 (Þ) 200 138
Societe Generale SA
6.750% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.929%)(Ê)
(ƒ)(Þ) 200 191
10.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.448%)
(Ê)(ƒ)(Þ) 200 215
South Bow Canadian Infrastructure
Holdings, Ltd.
7.500% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.667%)(Ê)(Þ) 77 76
7.625% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.949%)(Ê)(Þ) 99 99
Southern Gas Corridor CJSC
Series REGS
6.875% due 03/24/26 (Þ) 524 528
Sri Lanka Government International
Bond
3.600% due 06/15/35 (~)(Ê)(Þ) 147 94
3.600% due 05/15/36 (~)(Ê)(Þ) 34 23
3.600% due 02/15/38 (~)(Ê)(Þ) 131 91
SSR Mining, Inc.
2.500% due 04/01/39 366 368
Svenska Handelsbanken AB
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.048%)(Ê)(ƒ)(Þ) 200 177
Swedbank AB
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.657%)(Ê)(ƒ)(Þ) 200 205
TC Ziraat Bankasi AS
Series REGS

See accompanying notes which are an integral part of the financial statements.
658 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.994% due 08/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.327%)(Ê)(Þ) 665 676
Telecommunications Co. Telekom
Srbija AD Belgrade
Series REGS
7.000% due 10/28/29 (Þ) 632 627
Tierra Mojada Luxembourg II Sarl
Series REGS
5.750% due 12/01/40 (Þ) 217 199
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 207
TransCanada Trust
5.300% due 03/15/77 (USD 3 Month
LIBOR + 3.208%)(Ê) 35 34
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 229 218
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 131 121
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 136 134
Transnet SOC, Ltd.
Series REGS
8.250% due 02/06/28 (Þ) 607 611
Trinidad Generation Unlimited
Series REGS
5.250% due 11/04/27 (Þ) 638 610
Turkiye Government International
Bond
6.500% due 01/03/35 264 242
Series 7Y
7.125% due 02/12/32 200 195
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.750% due 07/06/26 (Þ) 700 695
UBS Group AG
6.850% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.630%)
(Ê)(ƒ)(Þ) 200 195
7.750% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 4.160%)
(Ê)(ƒ)(Þ) 200 205
Series 144A
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.745%)(Ê)(ƒ)(Þ) 200 216
Ukraine Government International
Bond
Zero coupon due 02/01/35 (~)(Æ)
(Ê)(Ø)(Þ) 72 36
1.750% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 325 159
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 153 77
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/26 (Æ)(Ø)(Þ) 733 636
Uruguay Government International
Bond
5.750% due 10/28/34 264 276
5.442% due 02/14/37 178 181
5.250% due 09/10/60 51 46
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 (Þ) 687 621
Venezuela Government International
Bond
Series REGS
7.750% due 10/13/19 (Æ)(Ø)(Þ) 131 18
12.750% due 08/23/22 (Æ)(Ø)(Þ) 80 13
8.250% due 10/13/24 (Æ)(Ø)(Þ) 25 3
9.250% due 05/07/28 (Æ)(Ø)(Þ) 169 27
11.950% due 08/05/31 (Æ)(Ø)(Þ) 120 20
Wix.com, Ltd.
5.600% due 08/15/25 (ž) 624 614
YPF SA
Series REGS
6.950% due 07/21/27 (Þ) 166 164
8.500% due 06/27/29 (Þ) 523 524
Ziraat Katilim Varlik Kiralama AS
9.375% due 11/12/26 (Þ) 342 357
57,546
Non-US Bonds - 0.4%
AIB Group PLC
7.125% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.387%)(Ê)(ƒ)(Þ) EUR 200 235
CaixaBank SA
6.250% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.935%)(Ê)(ƒ)(Þ) EUR 200 224
Deutsche Bank AG
7.375% due 12/31/99 (EURIBOR
ICE Swap Rate + 5.112%)(Ê)(ƒ)(Þ) EUR 200 224
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) 483 82
Stichting AK Rabobank Certificaten
6.500% due 12/29/49 (~)(Ê)(Þ) EUR 87 111
Telefonica Europe BV
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 100 120
Unibail-Rodamco-Westfield
4.875% due 12/31/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.505%)(Ê)(Þ) EUR 100 111
1,107

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 659
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Long-Term Fixed
Income Investments
(cost $99,920) 99,378
Common Stocks - 52.7%
Consumer Discretionary - 6.5%
Alibaba Group Holding, Ltd. 62,060 931
Alibaba Group Holding, Ltd. - ADR 1,265 151
Allegro.eu SA(Æ)(Þ) 4,703 41
Amazon.com, Inc.(Æ) 5,883 1,085
Americana Restaurants International
PLC
49,778 30
Anta Sports Products, Ltd. 17,600 210
Aristocrat Leisure, Ltd. 4,502 193
Autoliv, Inc. 3,405 317
AutoZone, Inc.(Æ) 70 263
Bandai Namco Holdings, Inc. 1,000 35
Bath & Body Works, Inc. 7,432 227
Best Buy Co., Inc. 292 19
Bridgestone Corp. 2,000 84
BYD Co., Ltd. Class H 6,500 313
Caesars Entertainment, Inc.(Æ) 8,254 223
Cie Financiere Richemont SA Class A 2,301 405
Cie Generale des Etablissements
Michelin SCA
8,606 313
Comcast Corp. Class A 2,163 74
Costco Wholesale Corp. 552 549
CTS Eventim AG & Co. KGaA 494 58
Daiwa House Industry Co., Ltd. 600 22
Dassault Aviation SA 264 96
Dave & Buster's Entertainment, Inc.
(Æ)
7,897 152
Davide Campari-Milano NV 51,513 344
De' Longhi SpA 748 23
Deckers Outdoor Corp.(Æ) 2,030 225
Denny's Corp.(Æ) 56,863 210
Diageo PLC 7,238 202
DiDi Global, Inc. - ADR(Æ) 8,336 34
DR Horton, Inc. 255 32
DraftKings, Inc. Class A(Æ) 2,456 82
eBay, Inc. 592 40
Ferguson Enterprises, Inc. 96 16
Ferrari NV 363 165
Flutter Entertainment PLC(Æ) 1,119 270
Ford Otomotiv Sanayi AS 1,652 38
Fox Corp. Class B 4,741 219
Games Workshop Group PLC 225 46
Gap, Inc. (The) 4,781 105
General Motors Co. 6,090 276
Genuine Parts Co. 146 17
Gildan Activewear, Inc. Class A 7,323 338
Grab Holdings, Ltd. Class A(Æ) 15,759 77
H World Group, Ltd. 24,900 87
Hermes International 110 300
Home Depot, Inc. (The) 498 180
Honda Motor Co., Ltd. 1,600 16
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Howden Joinery Group PLC 25,764 265
Hyundai Department Store Co., Ltd. 2,194 92
Industria de Diseno Textil SA 7,396 398
InterContinental Hotels Group PLC 1,462 156
ITOCHU Corp. 6,700 343
JB Hi-Fi, Ltd. 1,419 94
JD.com, Inc. Class A 4,100 67
Kuaishou Technology(Æ)(Þ) 31,600 213
Kyocera Corp. 8,700 103
Lennar Corp. Class A 257 28
Li Auto, Inc. - ADR(Æ) 4,613 113
Li Auto, Inc. Class A(Æ) 7,600 93
Lithia Motors, Inc. Class A 99 29
LVMH Moet Hennessy Louis Vuitton
SE
485 268
Matthews International Corp. Class A 9,812 201
Mazda Motor Corp. 7,100 43
McDonald's Corp. 1,179 377
Meituan Class B(Æ)(Þ) 10,300 172
MercadoLibre, Inc.(Æ) 53 124
Midea Group Co., Ltd. Class A 7,100 72
Moncler SpA 598 37
Netflix, Inc. Class B(Æ) 434 491
Next PLC 1,251 206
NIKE, Inc. Class B 1,260 71
Nintendo Co., Ltd. 800 67
Omnicom Group, Inc. 304 23
O'Reilly Automotive, Inc.(Æ) 134 190
Oriental Holdings BHD 21,374 35
Pernod Ricard SA 1,735 187
PulteGroup, Inc. 243 25
Rational AG 35 30
Rolls-Royce Holdings PLC 21,891 220
Santos Brasil Participacoes SA 29,850 71
Scout24 SE(Þ) 1,170 139
SEA, Ltd. - ADR(Æ) 2,003 268
Secom Co., Ltd. 600 22
Sekisui Chemical Co., Ltd. 5,300 92
SJM Holdings, Ltd.(Æ) 103,000 29
Spectris PLC 13,357 359
Subaru Corp. 1,900 35
Target Corp. 124 12
Tencent Holdings, Ltd. 18,532 1,150
Tencent Holdings, Ltd. - ADR 1,327 81
Tesla, Inc.(Æ) 806 227
Thule Group AB (The)(Þ) 2,222 51
TJX Cos., Inc. (The) 1,700 219
Toyota Industries Corp. 2,200 259
Tri Pointe Homes, Inc.(Æ) 11,692 360
Universal Music Group NV 4,577 134
Volkswagen AG 593 66
Walmart, Inc. 1,893 184
Weichai Power Co., Ltd. Class A 43,600 91
Williams-Sonoma, Inc. 939 145
Wolters Kluwer NV 213 38

See accompanying notes which are an integral part of the financial statements.
660 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wuliangye Yibin Co., Ltd. Class A 1,800 32
Yamaha Corp. 32,000 234
18,264
Consumer Staples - 2.6%
Albertsons Cos., Inc. Class A 1,078 24
Alimentation Couche-Tard, Inc. 339 18
Altria Group, Inc. 5,811 344
Ambev SA 49,469 127
Anheuser-Busch InBev SA 3,068 201
Archer-Daniels-Midland Co. 387 18
Asahi Group Holdings, Ltd. 1,500 21
Astarta Holding PLC 2,570 36
Barry Callebaut AG 5 4
Beiersdorf AG 177 25
BIM Birlesik Magazalar AS 5,204 61
BrasilAgro - Companhia Brasileira de
Propiedades Agricolas
5,335 20
British American Tobacco PLC 1,163 50
Campbell Co. (The) 460 17
Carrefour SA 6,297 97
Chagee Holdings, Ltd. - ADR(Æ) 511 17
China Mengniu Dairy Co., Ltd. 70,000 176
China Resources Beverage Holdings
Co, Ltd.(Æ)
43,750 79
Church & Dwight Co., Inc. 279 28
Clorox Co. (The) 100 14
Coca-Cola Co. (The) 4,594 333
Coca-Cola Icecek AS 40,040 54
Colgate-Palmolive Co. 5,323 491
Conagra Brands, Inc. 577 14
CP ALL PCL 38,700 60
CVS Health Corp. 584 39
DO & CO AG(Æ) 499 80
Essity Aktiebolag Class B 595 17
First Pacific Co., Ltd. 68,000 46
First Resources, Ltd. 49,700 58
General Mills, Inc. 1,868 106
Genting Plantations Bhd 30,500 34
George Weston, Ltd. 113 22
Golden Agri-Resources, Ltd. 837,120 154
Grocery Outlet Holding Corp.(Æ) 12,462 209
GS Holdings Corp. 2,690 73
Haleon PLC 38,208 191
Henkel AG & Co. KGaA 301 21
Hershey Co. (The) 147 25
Hormel Foods Corp. 995 30
Imperial Tobacco Group PLC 1,101 45
Japan Tobacco, Inc. 700 22
JDE Peet's NV 2,053 50
JM Smucker Co. (The) 237 28
Kao Corp. 500 21
Kato Sangyo Co., Ltd. 600 21
Kellanova 1,175 97
Keurig Dr Pepper, Inc. 2,692 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kimberly-Clark Corp. 1,201 158
Kirin Holdings Co., Ltd. 1,300 20
Koninklijke Ahold Delhaize NV 590 24
Kraft Heinz Co. (The) 801 23
Kroger Co. (The) 2,335 169
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
130,305 —
Loblaw Cos., Ltd. 141 23
Marks & Spencer Group PLC 21,109 110
McCormick & Co., Inc. 808 62
Metro, Inc. Class A 294 23
Mondelez International, Inc. Class A 3,515 239
Monster Beverage Corp.(Æ) 4,824 290
National Vision Holdings, Inc.(Æ) 27,580 341
PepsiCo, Inc. 2,395 325
Philip Morris International, Inc. 2,608 447
Procter & Gamble Co. (The) 2,314 376
Puregold Price Club, Inc. 17,454 10
Raia Drogasil SA 10,573 37
Tyson Foods, Inc. Class A 1,193 73
Unicharm Corp. 22,700 211
Unilever PLC 2,886 183
Uni-President Enterprises Corp. 23,000 55
Wal-Mart de Mexico SAB de CV 38,249 121
WH Group, Ltd.(Þ) 170,379 153
Zabka Group SA(Æ) 12,298 70
7,354
Energy - 1.7%
Baker Hughes Co. 2,744 97
Cenovus Energy, Inc. 16,591 195
Chevron Corp. 1,294 176
Coterra Energy, Inc. 3,268 80
Ecopetrol SA - ADR 4,238 34
EOG Resources, Inc. 1,954 216
EQT Corp. 3,341 165
Equinor ASA Class N 1,281 29
Eramet SA 743 41
Expro Group Holdings NV(Æ) 15,927 132
Exxon Mobil Corp. 4,610 487
Gazprom PJSC(Æ)(Š) 376,946 —
Imperial Oil, Ltd. 500 34
Japan Petroleum Exploration Co., Ltd. 6,000 43
Kinder Morgan, Inc. 1,368 36
Matrix Service Co.(Æ) 11,373 132
NAC Kazatomprom JSC - GDR(Þ) 5,048 169
Nexgen Energy, Ltd.(Æ) 10,417 54
Paladin Energy, Ltd.(Æ) 32,367 121
Petroleo Brasileiro SA - ADR 17,713 200
Phillips 66 206 21
Range Resources Corp. 4,303 146
Reliance Industries, Ltd. - GDR(Þ) 5,193 339
Schneider Electric SE 1,368 321
Shell PLC 6,393 205
Suncor Energy, Inc. 1,246 44

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 661
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Targa Resources Corp. 1,787 305
TechnipFMC PLC 6,237 176
Teck Resources, Ltd. Class B 4,616 157
Tongwei Co., Ltd. Class A 39,300 88
TotalEnergies SE 778 44
Tourmaline Oil Corp. 1,077 48
Tullow Oil PLC(Æ) 92,600 16
Viper Energy, Inc. 3,228 130
Williams Cos., Inc. (The) 5,733 336
YPF SA - ADR(Æ) 316 9
4,826
Financial Services - 15.0%
ABN AMRO Bank NV(Þ) 7,538 156
Aedifica SA(ö) 1,344 108
Aflac, Inc. 2,078 226
Agree Realty Corp.(ö) 2,382 185
AIA Group, Ltd. 37,000 280
AIB Group PLC 20,309 137
Air Lease Corp. Class A 8,325 389
Akbank TAS 50,319 64
Allianz SE 267 110
Allstate Corp. (The) 855 170
Alpha FX Group PLC(Þ) 2,181 79
Alpha Services and Holdings SA 50,354 123
Amadeus IT Group SA Class A 1,338 105
American Financial Group, Inc. 240 30
American Homes 4 Rent Class A(ö) 3,836 143
Americold Realty Trust, Inc.(ö) 11,289 218
Ameriprise Financial, Inc. 286 135
Arch Capital Group, Ltd. 500 45
Argan SA(ö) 897 62
Ashmore Group PLC 8,009 15
Assurant, Inc. 255 49
Aurizon Holdings, Ltd. 11,595 23
AvalonBay Communities, Inc.(ö) 380 80
Azrieli Group, Ltd. 283 21
Baloise Holding AG 73 16
Banco BTG Pactual SA(Æ) 16,536 111
Banco Santander SA 5,803 41
Bank Central Asia Tbk PT 310,182 167
Bank Leumi Le-Israel BM 4,197 60
Bank Mandiri Persero Tbk PT 607,992 180
Bank of America Corp. 8,444 337
Bank of China (Hong Kong), Ltd. 6,500 27
Bank of Ireland Group PLC 16,822 199
Bank of Montreal 977 94
Bank of New York Mellon Corp. (The) 454 37
Bank of Nova Scotia (The) 287 14
BDO Unibank, Inc. 61,876 177
Beazley PLC 13,495 159
Berkshire Hathaway, Inc. Class B(Æ) 844 450
BGC Group, Inc. Class A 67,119 608
Big Yellow Group PLC(ö) 6,308 85
BlackRock, Inc. 291 266
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Blackstone, Inc. Class A 1,524 201
BNP Paribas SA 1,899 160
Brambles, Ltd. 11,719 154
British Land Co. PLC (The)(ö) 9,048 48
Brixmor Property Group, Inc.(ö) 11,816 294
Broadstone Net Lease, Inc.(ö) 16,029 259
Brookfield Corp. 1,380 74
Brown & Brown, Inc. 313 35
BXP, Inc.(ö) 718 46
Canadian Imperial Bank of Commerce 1,785 113
CapitaLand Integrated Commercial
Trust Class A(ö)
124,500 205
Capitec Bank Holdings, Ltd. 773 143
Catena AB 1,220 58
Chailease Holding Co., Ltd. 21,000 75
Charles Schwab Corp. (The) 4,818 392
Charter Hall Group(ö) 14,846 161
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š)
205,123 —
China Construction Bank Corp. Class
H
158,500 131
China International Capital Corp., Ltd.
Class H(Þ)
56,400 98
China Merchants Bank Co., Ltd. Class
H
20,000 110
China Resources Land, Ltd. 43,500 148
Chubb, Ltd. 212 61
Cincinnati Financial Corp. 645 90
CITIC Securities Co., Ltd. Class H 23,000 57
Citigroup, Inc. 3,310 226
CK Hutchison Holdings, Ltd. Class B 35,500 200
Close Brothers Group PLC(Æ) 4,313 19
CME Group, Inc. Class A 1,904 528
Country Garden Services Holdings
Co., Ltd.
91,000 81
Cresud SACIF y A - ADR 2,144 24
Crown Castle, Inc.(ö) 5,224 552
Dai-ichi Life Holdings, Inc. 4,200 30
DBS Group Holdings, Ltd. 800 26
Digital Core REIT Management Pte,
Ltd.(ö)
144,600 73
Digital Realty Trust, Inc.(ö) 6,642 1,066
DNB Bank ASA 919 23
EastGroup Properties, Inc.(ö) 1,351 221
EQT AB 949 28
Equinix, Inc.(ö) 935 805
Erie Indemnity Co. Class A 84 30
Erste Group Bank AG 275 19
Essex Property Trust, Inc.(ö) 975 272
EXOR NV 532 50
Extra Space Storage, Inc.(ö) 4,072 597
Fairfax Financial Holdings, Ltd. 11 17
Fastighets AB Balder Class B(Æ) 17,502 126
Fidelity National Financial, Inc. 518 33
FinecoBank Banca Fineco SpA 11,859 236
Franklin Resources, Inc. 3,572 67
Frasers Centrepoint Trust(ö) 71,500 124

See accompanying notes which are an integral part of the financial statements.
662 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Generali 1,306 48
Goodman Group(ö) 25,695 496
Grainger PLC 26,796 77
Great-West Lifeco, Inc. 779 30
Grupo Financiero Banorte SAB de CV
Class O
13,746 118
Grupo Financiero Galicia SA
- ADR(Æ)
530 32
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
1,688 41
Hang Seng Bank, Ltd. 1,600 22
Hankook Technology Group Co., Ltd. 4,240 45
Hannover Rueck SE 292 93
Hartford Insurance Group, Inc. (The) 1,172 144
HDFC Bank, Ltd. - ADR 9,302 676
Healthcare Realty Trust, Inc.(ö) 17,433 271
Highwoods Properties, Inc.(ö) 3,921 112
Hiscox, Ltd. 9,699 143
Hong Kong Exchanges & Clearing,
Ltd.
3,000 133
Hongkong Land Holdings, Ltd. 7,800 38
Host Hotels & Resorts, Inc.(ö) 24,237 342
HSBC Holdings PLC 7,162 80
iA Financial Corp., Inc. 401 39
ICICI Bank, Ltd. - ADR 18,830 632
Industrivarden AB Class A 580 21
Ingenia Communities Group(ö) 43,387 155
Insurance Australia Group, Ltd. 7,375 39
Intact Financial Corp. 600 133
Investor AB Class B 6,382 190
Invitation Homes, Inc.(ö) 21,608 739
Iron Mountain, Inc.(ö) 6,647 596
Itau Unibanco Holding SA - ADR 13,759 87
Japan Metropolitan Fund Investment
Corp.(ö)
253 168
Japan Post Bank Co., Ltd. Class A 1,600 16
Japan Post Holdings Co., Ltd. 1,900 18
Japan Real Estate Investment Corp.(ö) 143 113
JPMorgan Chase & Co. 2,215 542
Kasikornbank PCL 6,400 31
KB Financial Group, Inc. 1,375 87
KE Holdings, Inc. - ADR 10,330 210
Kemper Corp. 11,096 656
Kilroy Realty Corp.(ö) 3,733 118
Kimco Realty Corp.(ö) 23,160 463
Klepierre SA(ö) 5,593 205
Korean Reinsurance Co. 8,463 48
Lamar Advertising Co. Class A(ö) 668 76
Land Securities Group PLC(ö) 18,878 149
LEG Immobilien SE 1,328 112
Link Real Estate Investment Trust(ö) 44,630 209
London Stock Exchange Group PLC 2,030 315
LondonMetric Property PLC(ö) 117,192 301
Longfor Group Holdings, Ltd.(Þ) 156,500 212
LSR Group PJSC(Æ)(Š) 25,878 —
LX Holdings Corp. 1,079 5
M&T Bank Corp. 106 18
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Manulife Financial Corp. 7,658 235
Markel Group, Inc.(Æ) 12 22
Marsh & McLennan Cos., Inc. 1,966 443
MasterCard, Inc. Class A 1,231 675
Mercialys SA(ö) 3,162 42
MetLife, Inc. 266 20
Mid-America Apartment Communities,
Inc.(ö)
395 63
Millrose Properties, Inc. Class A(ö) 128 3
Mirvac Group(ö) 84,011 123
Mitsubishi Estate Co., Ltd. 25,100 441
Mitsubishi UFJ Financial Group, Inc. 7,900 100
Mitsui Fudosan Co., Ltd. 45,675 451
Mitsui Fudosan Logistics Park, Inc.(ö) 210 150
Mizuho Financial Group, Inc. 4,800 121
Morgan Stanley 299 35
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
181,547 —
MS&AD Insurance Group Holdings,
Inc.
3,900 89
Muenchener Rueckversicherungs-
Gesellschaft AG
656 447
National Bank Holdings Corp. Class A 8,801 318
NatWest Group PLC 30,431 194
New China Life Insurance Co., Ltd.
Class H
26,500 98
Newmark Group, Inc. Class A 25,830 284
Nippon Accommodations Fund, Inc.(ö) 149 121
Nippon Building Fund, Inc.(ö) 48 45
Nippon Prologis REIT, Inc.(ö) 78 129
Nomura Holdings, Inc. 16,000 89
Nomura Real Estate Holdings, Inc. 6,400 38
Nomura Real Estate Master Fund, Inc.
(ö)
143 142
Northern Trust Corp. 277 26
Nyfosa AB 7,106 67
Omega Healthcare Investors, Inc.(ö) 7,260 284
Orix JREIT, Inc.(ö) 61 77
Oversea-Chinese Banking Corp., Ltd. 8,700 108
Parkway Life Real Estate Investment
Trust(ö)
36,900 120
Perella Weinberg Partners 11,655 200
Ping An Insurance Group Co. of China,
Ltd. Class H
23,561 143
Piraeus Financial Holdings SA 28,928 163
PNC Financial Services Group, Inc.
(The)
95 15
Powszechna Kasa Oszczednosci Bank
Polski SA
3,589 69
Principal Financial Group, Inc. 764 57
Progressive Corp. (The) 199 56
Prologis, Inc.(ö) 7,694 786
Prosperity Bancshares, Inc. 7,027 477
Prosus NV 4,727 221
Prudential PLC 16,859 180
Public Storage(ö) 1,806 543
Qifu Technology, Inc. - ADR 3,721 153
Raiffeisen Bank International AG 1,218 32

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 663
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Raymond James Financial, Inc. 162 22
REA Group, Ltd. 651 104
Realty Income Corp.(ö) 5,060 293
Regions Financial Corp. 852 17
RELX PLC 4,828 263
Resona Holdings, Inc. 23,200 186
Roko AB(Æ) 157 33
Royal Bank of Canada 2,371 285
Safestore Holdings PLC(ö) 15,878 133
Sampo OYJ Class A 9,230 92
Samsung Fire & Marine Insurance Co.,
Ltd.
355 93
Saudi National Bank (The) 7,858 75
SBA Communications Corp.(ö) 562 137
Sberbank of Russia PJSC(Æ)(Š) 169,110 —
Schroders PLC 16,885 75
SEI Investments Co. 312 24
SGS SA 720 70
Shurgard Self Storage, Ltd.(ö) 563 23
Simon Property Group, Inc.(ö) 4,254 669
Societe Generale SA 968 50
Sprott, Inc. 552 29
Standard Bank Group, Ltd. 5,816 72
Stockland(ö) 73,921 260
Sumitomo Mitsui Financial Group, Inc. 900 21
Sun Communities, Inc.(ö) 4,449 554
Sun Hung Kai Properties, Ltd. 19,000 180
Sun Life Financial, Inc. 2,138 127
Swiss Prime Site AG Class A 730 103
Swiss Re AG 178 32
Swissquote Group Holding SA 248 129
T Rowe Price Group, Inc. 253 22
TAG Immobilien AG 6,422 104
Talanx AG 753 86
Tokio Marine Holdings, Inc. 5,300 212
Toronto-Dominion Bank (The) 565 36
Travelers Cos., Inc. (The) 802 212
UBS Group AG 4,826 146
UDR, Inc.(ö) 7,776 326
Unibail-Rodamco-Westfield(ö) 2,168 184
Unite Group PLC (The)(ö) 4,071 47
United Overseas Bank, Ltd. 800 21
Ventas, Inc.(ö) 2,067 145
VGP NV 621 58
VICI Properties, Inc.(ö) 7,288 233
Vienna Insurance Group AG Wiener
Versicherung Gruppe
304 14
Visa, Inc. Class A 768 265
Vonovia SE 7,207 239
VTB Bank PJSC(Æ)(Š) 143,250 —
W.R. Berkley Corp. 1,519 109
Warehouses De Pauw CVA(ö) 2,844 73
Webster Financial Corp. 7,720 365
Wells Fargo & Co. 3,621 257
Welltower, Inc.(ö) 10,913 1,665
Weyerhaeuser Co.(ö) 7,790 202
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wharf Real Estate Investment Co., Ltd. 52,000 125
Yellow Cake PLC(Æ)(Þ) 13,029 75
Yoma Strategic Holdings, Ltd.(Æ) 417,882 22
Zurich Insurance Group AG 378 267
42,567
Health Care - 4.1%
Abbott Laboratories 2,147 281
AbbVie, Inc. 790 154
Alcon, Inc. 1,825 178
Align Technology, Inc.(Æ) 620 107
Ambu A/S Class B 2,256 40
Amgen, Inc. 49 14
AstraZeneca PLC 2,328 334
Becton, Dickinson and Co. 798 165
Boston Scientific Corp.(Æ) 489 50
Cencora, Inc. Class A 133 39
Centene Corp.(Æ) 392 23
Chemed Corp. 364 212
ChemoMetec A/S 1,756 127
Chong Kun Dang Pharmaceutical Corp. 635 36
Cigna Group (The) 968 329
Cooper Cos, Inc. (The)(Æ) 1,402 115
Danaher Corp. 622 124
Elevance Health, Inc. 145 61
Eli Lilly & Co. 742 667
Enovis Corp. Class W(Æ) 20,314 703
Euroapi SA(Æ) 10,646 33
Fisher & Paykel Healthcare Corp., Ltd. 2,054 42
Fresenius SE & Co. KGaA 425 20
FUJIFILM Holdings Corp. 900 18
Genmab A/S(Æ) 654 138
Gilead Sciences, Inc. 2,123 226
GSK PLC 6,557 130
HCA Healthcare, Inc. 95 33
Henry Schein, Inc.(Æ) 190 12
Humana, Inc. 235 62
IDEXX Laboratories, Inc.(Æ) 515 223
Innovent Biologics, Inc.(Æ)(Þ) 28,000 195
Innoviva, Inc.(Æ) 13,996 262
Insulet Corp.(Æ) 345 87
Intuitive Surgical, Inc.(Æ) 621 320
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A
5,900 42
Johnson & Johnson 5,578 872
Kyorin Pharmaceutical Co., Ltd. 6,500 67
Labcorp Holdings, Inc. 85 20
Lifco AB Class B 3,420 134
Lonza Group AG 201 143
McKesson Corp. 61 43
Medpace Holdings, Inc.(Æ) 335 103
Medtronic PLC 3,000 254
Merck & Co., Inc. 4,674 398
Merck KGaA 95 13
Molina Healthcare, Inc.(Æ) 498 163

See accompanying notes which are an integral part of the financial statements.
664 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novartis AG 2,955 335
Novo Nordisk A/S Class B 8,128 541
Ono Pharmaceutical Co., Ltd. 1,200 14
Otsuka Holdings Co., Ltd. 300 15
PACS Group, Inc.(Æ) 2,347 23
Pfizer, Inc. 7,509 183
Pro Medicus, Ltd. 702 104
Quest Diagnostics, Inc. 194 35
Regeneron Pharmaceuticals, Inc. 31 19
Roche Holding AG 692 231
Samsung Biologics Co., Ltd.(Æ)(Þ) 185 137
Sanofi SA 4,423 485
Sartorius Stedim Biotech 443 104
Shionogi & Co., Ltd. 1,500 25
Siemens Healthineers AG(Þ) 884 47
Smith & Nephew PLC 16,181 228
Straumann Holding AG 406 50
Stryker Corp. 83 31
Suzuken Co., Ltd. 700 25
Teleflex, Inc. 4,170 571
Terumo Corp. 1,000 19
United Therapeutics Corp.(Æ) 98 30
UnitedHealth Group, Inc. 875 360
Vertex Pharmaceuticals, Inc.(Æ) 345 176
WuXi AppTec Co., Ltd. Class H(Þ) 11,000 86
Zoetis, Inc. Class A 132 21
11,707
Materials and Processing - 3.6%
AddTech AB Class B 1,702 58
Agnico Eagle Mines, Ltd. 1,476 174
Aluminum Corp. of China, Ltd. Class A 91,400 81
Aluminum Corp. of China, Ltd. Class
H
68,000 37
Amcor PLC 1,272 12
Anglo American Platinum, Ltd. 8,068 279
Anglo American PLC 4,536 123
Anglogold Ashanti PLC 12,346 521
Anhui Conch Cement Co., Ltd. Class A 47,700 159
ArcelorMittal SA 4,849 144
Aris Mining Corp.(Æ) 12,965 71
Atlas Arteria, Ltd. 20,638 68
Barrick Gold Corp. 15,433 294
Bear Creek Mining Corp.(Æ) 25,338 3
Belimo Holding AG 124 105
BHP Group, Ltd. 3,728 88
BrightView Holdings, Inc.(Æ) 21,213 291
Carrier Global Corp. 1,901 119
CCL Industries, Inc. Class B 821 43
Cemex SAB de CV - ADR 10,052 62
Century Aluminum Co.(Æ) 15,174 249
Copart, Inc.(Æ) 1,779 109
CRH PLC 666 63
Croda International PLC 7,113 279
Diploma PLC 1,836 98
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ecolab, Inc. 131 33
Equinox Gold Corp.(Æ) 15,597 105
ERO Copper Corp.(Æ) 15,356 192
Fastenal Co. 379 31
Ferroglobe PLC 25,877 90
First Quantum Minerals, Ltd.(Æ) 21,071 283
Freeport-McMoRan, Inc. 4,107 148
Fresnillo PLC 7,630 102
Gabriel Resources, Ltd.(Æ) 32,350 2
Geberit AG 156 109
General Electric Co. 1,654 333
Givaudan SA 10 48
Glencore PLC(Æ) 78,410 256
Gold Fields, Ltd. - ADR 6,981 157
Heidelberg Materials AG 181 36
Holcim AG(Æ) 1,068 119
Huntsman Corp. 13,388 178
Impala Platinum Holdings, Ltd.(Æ) 48,208 290
International Tower Hill Mines, Ltd.
(Æ)
18,199 11
Ivanhoe Electric, Inc.(Æ) 4,997 32
Ivanhoe Mines, Ltd. Class A(Æ) 19,417 172
K+S AG 10,211 177
Kinross Gold Corp. 1,672 25
Kronos Worldwide, Inc. 35,539 274
Linde PLC 535 243
LKQ Corp. 588 22
Lotte Chemical Corp. 1,010 43
Lundin Mining Corp. 2,822 23
LyondellBasell Industries NV Class A 313 18
Masco Corp. 717 43
MHP SE - GDR(Æ)(Þ) 14,421 73
Mitsui Chemicals, Inc. 1,700 37
Mondi PLC 2,293 35
Newmont Corp. 2,825 148
Northern Dynasty Minerals, Ltd.(Æ) 61,643 70
Novagold Resources, Inc.(Æ) 22,678 96
Novonesis (Novozymes) B Class B 4,958 322
Nucor Corp. 153 18
Nutrien, Ltd. 866 49
Packaging Corp. of America 246 46
Polyus PJSC (Æ)(Š) 1 —
Polyus PJSC - GDR(Æ)(Þ)(Š) 57,760 —
PPG Industries, Inc. 190 21
Rio Tinto PLC 434 26
Rio Tinto, Ltd. 250 19
Royal Gold, Inc. 273 50
RPM International, Inc. 655 70
Sandstorm Gold, Ltd. 3,518 31
Seabridge Gold, Inc.(Æ) 13,837 172
Shandong Gold Mining Co., Ltd. Class
H(Þ)
6,250 18
Sherwin-Williams Co. (The) 490 173
Shin-Etsu Chemical Co., Ltd. 4,200 128
Sibanye Stillwater, Ltd.(Æ) 18,270 21
Siemens AG 802 184

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 665
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sociedad Quimica y Minera de Chile
SA - ADR
3,683 126
SOL SpA 1,498 68
Southern Copper Corp. 281 25
Symrise AG 2,115 243
Ternium SA - ADR 1,540 44
thyssenkrupp AG 7,733 88
UPM-Kymmene OYJ 1,670 44
Vale SA Class B - ADR 7,362 69
Vale SA 13,671 127
Western Copper & Gold Corp.(Æ) 9,487 10
Zijin Mining Group Co., Ltd. Class H 112,000 245
10,021
Producer Durables - 7.1%
Adyen NV(Æ)(Þ) 72 117
Aena SME SA(Þ) 2,719 684
Aeroports de Paris SA 1,072 134
Airbus SE 1,618 271
Airtac International Group 5,000 138
Allfunds Group PLC 15,483 88
AO Smith Corp. 408 28
AP Moller - Maersk A/S Class B 81 139
AP Moller - Maersk A/S Class A 39 67
Atlas Copco AB Class B 12,268 173
Atlas Copco AB Class A 3,888 61
Auckland International Airport, Ltd. 39,175 175
Automatic Data Processing, Inc. 934 281
Avery Dennison Corp. 395 68
BAE Systems PLC 7,756 178
Brother Industries, Ltd. 4,100 72
BWX Technologies, Inc. 125 14
Canadian National Railway Co. 1,278 124
Canadian Pacific Kansas City, Ltd. 2,569 186
Canon, Inc. 5,800 179
Cellnex Telecom SA(Þ) 2,646 107
Central Japan Railway Co. 800 16
Charoen Pokphand Foods PCL 71,100 56
China Communications Services Corp.,
Ltd. Class H
96,000 50
China Merchants Port Holdings Co.,
Ltd.
42,000 69
Cintas Corp. 1,679 355
Cleanaway Waste Management, Ltd. 43,212 72
Contemporary Amperex Technology
Co., Ltd. Class A
4,500 143
CSX Corp. 10,147 285
Cummins, Inc. 376 110
Custom Truck One Source, Inc.(Æ) 78,980 318
Danone SA 2,192 189
Denso Corp. 4,700 61
Deutsche Post AG 9,294 395
DL E&C Co., Ltd. 3,305 101
Dover Corp. 137 23
East Japan Railway Co. 1,000 22
Eiffage SA 437 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Embraer SA - ADR(Æ) 869 40
EMCOR Group, Inc. 540 216
Enav SpA(Þ) 6,096 27
Equifax, Inc. 679 177
Expeditors International of Washington,
Inc.
147 16
FedEx Corp. 168 35
Fortive Corp. 276 19
Fraport AG Frankfurt Airport Services
Worldwide(Æ)
703 46
Fukuda Corp. 600 22
Fuyao Glass Industry Group Co., Ltd.
Class A
12,200 98
GE Vernova, Inc. 740 274
GEA Group AG 5,797 376
General Dynamics Corp. 1,114 303
Getlink SE 7,751 147
Graco, Inc. 1,183 97
Grupo Aeroportuario del Centro Norte
SAB de CV Class B
3,668 41
Grupo Aeroportuario del Pacifico SAB
de CV Class B
5,052 103
Grupo Aeroportuario del Sureste SAB
de CV Class B
11,108 352
Guangshen Railway Co., Ltd. Class H 186,000 41
Halma PLC 3,404 126
Hi Sun Technology China, Ltd.(Æ) 333,000 13
Holley, Inc.(Æ) 54,701 118
Honeywell International, Inc. 1,193 251
Huntington Ingalls Industries, Inc. 226 52
Illinois Tool Works, Inc. 361 87
International Container Terminal
Services, Inc.
12,690 78
Intertek Group PLC 3,543 217
Jacobs Solutions, Inc. 130 16
Japan Airport Terminal Co., Ltd. 2,100 60
Jardine Matheson Holdings, Ltd. 725 32
Kamigumi Co., Ltd. 1,500 37
KION Group AG 850 36
Knorr-Bremse AG 1,285 127
Kone OYJ Class B 906 56
Kongsberg Gruppen ASA 1,635 264
Koninklijke Vopak NV 1,391 58
Korean Air Lines Co., Ltd. 1,616 24
L3Harris Technologies, Inc. 128 28
Larsen & Toubro, Ltd. - GDR(Þ) 5,062 200
Lockheed Martin Corp. 465 222
Logitech International SA 2,509 192
Luks Group Vietnam Holdings Co.,
Ltd.
112,000 11
Mahindra & Mahindra, Ltd. - GDR(Þ) 922 32
Marubeni Corp. 6,700 119
Mettler-Toledo International, Inc.(Æ) 289 309
Mitsubishi Corp. 9,911 188
Mitsubishi Electric Corp. 7,000 136
Mitsui OSK Lines, Ltd. 3,100 103
Moody's Corp. 531 241
Mueller Industries, Inc. 2,627 193

See accompanying notes which are an integral part of the financial statements.
666 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MYR Group, Inc.(Æ) 2,052 251
Nestle SA 3,478 370
Nippon Yusen 4,200 137
Northrop Grumman Corp. 232 113
Otis Worldwide Corp. 1,416 136
PACCAR, Inc. 403 36
Pan Ocean Co., Ltd. 15,317 36
Paychex, Inc. 974 143
PHA Co., Ltd. 2,491 17
Proficient Auto Logistics, Inc.(Æ) 30,292 252
Qube Holdings, Ltd. 53,654 136
Real Alloy(Š) 42 3,173
Republic Services, Inc. Class A 91 23
Rollins, Inc. 5,069 290
Ryanair Holdings PLC - ADR 6,862 328
S&P Global, Inc. 452 226
Samsung Heavy Industries Co., Ltd.
(Æ)
5,775 59
Sandvik AB 1,142 24
Schindler Holding AG 187 66
SF Holding Co., Ltd. Class H(Æ) 10,070 51
Snap-on, Inc. 145 46
Techtronic Industries Co., Ltd. 11,000 112
Teledyne Technologies, Inc.(Æ) 37 17
Tenaris SA 1,626 27
Textron, Inc. 298 21
Trade Desk, Inc. (The) Class A(Æ) 2,985 160
TransDigm Group, Inc. 129 182
Transurban Group(Æ) 33,964 307
Trelleborg AB Class B 1,631 57
Tutor Perini Corp.(Æ) 22,335 479
Union Pacific Corp. 1,060 229
Verisk Analytics, Inc. Class A 70 21
Vertiv Holdings Co. Class A 947 81
Vinci SA 641 90
W.W. Grainger, Inc. 39 40
Wartsila OYJ Abp Class B 5,994 111
Waste Connections, Inc. 368 73
Waste Management, Inc. 115 27
Weir Group PLC (The) 13,311 399
West Japan Railway Co. 2,300 48
WSP Global, Inc. 109 19
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A
11,500 32
Yangzijiang Shipbuilding Holdings,
Ltd.
51,937 89
20,198
Technology - 8.8%
8x8, Inc.(Æ) 145,845 258
AAC Technologies Holdings, Inc. 27,500 132
Accenture PLC Class A 92 28
Adobe, Inc.(Æ) 230 86
Airbnb, Inc. Class A(Æ) 2,302 281
Akamai Technologies, Inc.(Æ) 225 18
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alpha & Omega Semiconductor, Ltd.
(Æ)
17,727 334
Alphabet, Inc. Class A 5,220 829
Alphabet, Inc. Class C 4,194 675
Amentum Holdings, Inc.(Æ) 806 18
ANSYS, Inc.(Æ) 386 124
Apple, Inc. 12,069 2,565
Applied Materials, Inc. 1,262 190
AppLovin Corp. Class A(Æ) 65 17
ASM International NV 489 239
ASML Holding NV 411 275
Assa Abloy AB Class B 10,349 311
Atlassian Corp. Class A(Æ) 1,106 252
Auto Trader Group PLC(Þ) 5,018 56
Autodesk, Inc.(Æ) 159 44
Baidu, Inc. Class A(Æ) 16,150 179
BE Semiconductor Industries NV 498 54
Bilibili, Inc. Class Z(Æ) 4,160 73
Booking Holdings, Inc. 67 342
Broadcom, Inc. 4,875 938
Cars.com, Inc.(Æ) 19,992 233
CGI, Inc. 354 38
Check Point Software Technologies,
Ltd.(Æ)
132 29
Cisco Systems, Inc. 7,031 406
Cognizant Technology Solutions Corp.
Class A
410 30
Constellation Software, Inc. 14 50
Corning, Inc. 3,858 171
DoorDash, Inc. Class A(Æ) 1,462 282
Electronic Arts, Inc. 1,472 214
Fair Isaac Corp.(Æ) 135 269
Fiserv, Inc.(Æ) 225 42
Fortinet, Inc.(Æ) 1,068 111
GDS Holdings, Ltd. Class A(Æ) 7,500 24
Hewlett Packard Enterprise Co. 1,690 27
Hon Hai Precision Industry Co., Ltd. 47,000 209
International Business Machines Corp. 175 42
Juniper Networks, Inc. 2,954 107
Kanzhun, Ltd. - ADR(Æ) 3,093 47
Keyence Corp. 700 294
Kingsoft Cloud Holdings, Ltd.(Æ) 39,731 37
KLA Corp. 175 123
Lam Research Corp. 1,040 75
Leidos Holdings, Inc. 186 27
LG Corp. Class H 2,674 125
Manhattan Associates, Inc.(Æ) 651 115
MediaTek, Inc. 8,000 339
Meta Platforms, Inc. Class A 1,346 739
Microsoft Corp. 5,513 2,179
MSCI, Inc. Class A 504 275
NAVER Corp. 592 84
NCR Voyix Corp.(Æ) 30,420 261
Nemetschek SE 1,232 163
NetApp, Inc. 1,116 100
NetEase, Inc. 5,600 120

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 667
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nokia OYJ 32,273 162
NVIDIA Corp. 11,495 1,252
Obic Co., Ltd. 500 17
Oracle Corp. 1,128 159
Orange SA 1,553 23
Otsuka Corp. 3,900 87
Palantir Technologies, Inc. Class A(Æ) 665 79
Parade Technologies, Ltd. 6,000 101
PAX Global Technology, Ltd. 40,000 24
QUALCOMM, Inc. 3,699 549
Reply SpA 884 157
Roku, Inc.(Æ) 923 63
Roper Technologies, Inc. 52 29
Salesforce, Inc. 403 108
Samsung Electronics Co., Ltd. 20,610 808
SAP SE 1,521 440
SES SA 8,371 44
Shopify, Inc. Class A(Æ) 170 16
Signify NV(Þ) 13,636 284
Silicon Motion Technology Corp.
- ADR
11,343 561
Singapore Telecommunications, Ltd. 124,300 360
SK Hynix, Inc. 2,180 274
Skyworks Solutions, Inc. 1,229 79
SoftBank Corp. 33,000 50
Softcat PLC 4,062 91
Spark New Zealand, Ltd. 11,740 14
Swisscom AG 81 54
Taiwan Semiconductor Manufacturing
Co., Ltd.
41,000 1,169
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
3,334 556
Texas Instruments, Inc. 169 27
Tokyo Electron, Ltd. 1,000 149
Tower Semiconductor, Ltd.(Æ) 6,671 239
Trend Micro, Inc. 1,900 136
Trip.com Group, Ltd. - ADR 1,509 89
Uber Technologies, Inc.(Æ) 2,159 175
Vimeo, Inc.(Æ) 103,150 520
Vivid Seats, Inc. Class A(Æ) 98,654 277
Vodafone Group PLC 110,750 108
25,035
Utilities - 3.3%
Ameren Corp. 843 84
American Electric Power Co., Inc. 460 50
AT&T, Inc. 6,595 183
Atmos Energy Corp. 141 23
BKV Corp.(Æ) 15,290 277
Brookfield Renewable Corp. 1,859 53
Canadian Natural Resources, Ltd. 3,787 109
CenterPoint Energy, Inc. 662 26
Centrais Eletricas Brasileiras SA 20,470 159
CGN Power Co., Ltd. Class H(Þ) 269,000 86
Cheniere Energy, Inc. 148 34
China Yangtze Power Co., Ltd. Class A 35,100 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chubu Electric Power Co., Inc. 3,400 44
Cia Paranaense de Energia - Copel 13,835 25
CMS Energy Corp. 244 18
ConocoPhillips 196 17
Consolidated Edison, Inc. 1,497 169
Constellation Energy Corp. 762 170
Deutsche Telekom AG 10,096 362
DTE Energy Co. 231 32
Duke Energy Corp. 1,086 133
Edison International 2,791 149
EDP Group (Energias de Portugal) SA 5,401 21
Elisa OYJ 955 51
Emera, Inc. 471 21
Empresa Nacional de
Telecomunicaciones SA
19,136 55
Enbridge, Inc. 2,935 137
Endesa SA 1,011 30
Enel SpA 32,407 281
Engie SA 7,994 165
ENN Energy Holdings, Ltd. 11,896 95
Entergy Corp. 2,606 217
Evergy, Inc. 913 63
Eversource Energy 259 15
Exelon Corp. 5,325 250
Expand Energy Corp. 1,118 116
Federal Grid Co. - Rosseti PJSC(Æ)(Š) 410,745,540 —
FirstEnergy Corp. 421 18
Fortis, Inc. 411 20
GAIL India, Ltd. - GDR(Þ) 5,021 66
Gaztransport Et Technigaz SA 1,329 216
Hong Kong & China Gas Co., Ltd. 24,000 22
Iberdrola SA 8,486 153
Inpex Corp. 2,200 28
KDDI Corp. 11,200 198
Kinetik Holdings, Inc. 838 35
Korea Electric Power Corp. 6,393 115
Korea Electric Power Corp. - ADR 3,098 28
Kosmos Energy, Ltd.(Æ) 9,337 14
KT Corp. - ADR 7,738 151
LG Uplus Corp. 39,481 334
MEG Energy Corp. Class A 5,986 84
MTN Group, Ltd. 18,953 125
National Grid PLC 25,242 365
NextEra Energy, Inc. 4,254 284
Nippon Telegraph & Telephone Corp. 107,073 112
NiSource, Inc. 2,578 101
Osaka Gas Co., Ltd. 2,400 61
Pembina Pipeline Corp. 6,255 239
PG&E Corp. 12,923 213
Portland General Electric Co. 7,424 313
Power Assets Holdings, Ltd. 16,500 109
PPL Corp. 2,100 77
PRIO SA(Æ) 5,000 30
Public Service Enterprise Group, Inc. 1,662 133
Redeia Corp. SA 775 16

See accompanying notes which are an integral part of the financial statements.
668 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RusHydro PJSC(Æ)(Š) 121,714,026 —
RWE AG 2,503 97
Sempra Energy 1,090 81
South Bow Corp. Class W 1,675 41
Southern Co. (The) 232 21
SSE PLC 716 16
TC Energy Corp. 6,692 338
Telefonica SA 4,022 21
Telstra Group, Ltd. 17,293 50
Tenaga Nasional BHD 25,100 81
Terna - Rete Elettrica Nazionale 3,742 37
T-Mobile US, Inc. 140 35
TXNM Energy, Inc. 1,274 68
Venture Global, Inc. Class A 5,353 45
Veolia Environnement SA 6,135 224
Verbund AG Class A 824 63
Verizon Communications, Inc. 2,783 123
Vistra Corp. 750 97
WEC Energy Group, Inc. 1,970 216
Xcel Energy, Inc. 1,180 83
9,260
Total Common Stocks
(cost $135,083) 149,232
Investments in Other Funds - 0.3%
Investments in Other Funds - 0.3%
iShares MSCI India ETF 16,238
870
Total Investments in Other
Funds
(cost $835) 870
Preferred Stocks - 1.4%
Consumer Discretionary - 0.0%
Ford Motor Co.
6.500% due 08/15/62 278 6
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.(Þ)
7.875% due 12/01/25(¢) 2,500 238
Henkel AG & Co. KGaA
2.885% (Ÿ) 386 30
268
Energy - 0.0%
Petroleo Brasileiro SA
11.216% (Ÿ) 10,082 53
Financial Services - 1.1%
AEGON Funding Co. LLC
5.100% due 12/15/49 3,481 70
Affiliated Managers Group, Inc.
5.875% due 03/30/59 1,717 36
4.750% due 09/30/60 1,288 22
4.200% due 09/30/61 3,640 56
6.750% due 03/30/64 1,814 43
Allstate Corp. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 07/15/25(¢) 1,426 27
5.100% due 07/15/25(¢) 3,075 64
American Financial Group, Inc.
5.125% due 12/15/59 1,672 32
Apollo Global Management, Inc.
7.625% due 09/15/53 1,717 46
Arch Capital Group, Ltd.
5.450% due 06/15/25(¢) 1,730 35
4.550% due 06/11/26(¢) 2,710 46
Athene Holding, Ltd.
7.250% due 03/30/64 2,482 61
4.875% due 12/30/25(¢) 3,149 53
7.750% due 12/30/27(¢) 2,041 51
6.350% due 06/30/29(¢) 3,827 90
Axis Capital Holdings, Ltd.
5.500% due 06/15/25(¢) 3,197 65
Bank of America Corp.
5.000% due 06/15/25(¢) 2,747 56
5.375% due 06/15/25(¢) 2,020 44
5.875% due 06/15/25(¢) 2,326 56
4.375% due 11/03/25(¢) 4,038 71
4.125% due 02/02/26(¢) 3,573 60
4.250% due 11/17/26(¢) 3,205 55
4.750% due 02/17/27(¢) 476 9
Brookfield BRP Holdings Canada, Inc.
4.875% due 12/09/26(¢) 2,824 43
Brookfield Finance, Inc.
4.625% due 10/16/80 1,856 29
Carlyle Finance LLC
4.625% due 05/15/61 1,425 24
Corebridge Financial, Inc.
6.375% due 12/15/64 347 8
Equitable Holdings, Inc.
5.250% due 09/15/25(¢) 2,646 53
4.300% due 03/15/26(¢) 1,887 31
F&G Annuities & Life, Inc.
7.950% due 12/15/53 2,149 55
First Horizon Bank(Þ)
5.322% due 06/16/25(¢) 129 94
Itau Unibanco Holding SA
6.356% (Ÿ) 17,669 111
JPMorgan Chase & Co.
5.750% due 09/01/25(¢) 1,628 40
4.550% due 06/01/26(¢) 3,246 62
4.625% due 06/01/26(¢) 5,698 111
4.200% due 09/01/26(¢) 1,269 23
KKR Group Finance Co. IX LLC
4.625% due 04/01/61 3,168 55
Lincoln National Corp.
9.000% due 12/01/27(¢) 1,238 34
M&T Bank Corp.
7.500% due 06/15/29(¢) 3,852 103

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 669
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MetLife, Inc.
4.750% due 09/15/25(¢) 3,447 67
Morgan Stanley
6.375% due 07/15/25(¢) 1,992 48
6.875% due 07/15/25(¢) 1,351 34
5.850% due 04/15/27(¢) 2,636 60
6.500% due 10/15/27(¢) 890 22
6.625% due 10/15/29(¢) 8,153 205
Public Storage
4.700% due 06/15/25(¢) 1,510 28
4.750% due 06/15/25(¢) 764 15
4.625% due 06/17/25(¢) 1,957 37
Regions Financial Corp.
5.700% due 05/15/29(¢) 1,863 43
RenaissanceRe Holdings, Ltd.
4.200% due 07/15/26(¢) 1,466 23
TPG Operating Group II, LP
6.950% due 03/15/64 2,037 49
Truist Financial Corp.
5.250% due 09/01/25(¢) 1,586 33
W.R. Berkley Corp.
5.100% due 12/30/59 2,169 42
4.250% due 09/30/60 1,313 21
Wells Fargo & Co.
4.750% due 09/15/25(¢) 7,813 148
4.700% due 12/15/25(¢) 3,398 63
4.375% due 03/15/26(¢) 2,192 38
4.250% due 09/15/26(¢) 2,644 45
3,045
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
3.197% (Ÿ) 855 58
Technology - 0.0%
Samsung Electronics Co., Ltd.
3.107% (Ÿ) 3,008 99
United States Cellular Corp.
5.500% due 06/01/70 1,555 35
134
Utilities - 0.2%
AT&T, Inc.
5.350% due 11/01/66 1,443 33
4.750% due 06/15/25(¢) 1,145 22
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81 1,401 23
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢) 1,226 20
CMS Energy Corp.
5.875% due 10/15/78 1,997 44
DTE Energy Co.
4.375% due 10/15/80 1,350 24
4.375% due 12/01/81 1,367 24
SCE Trust V
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.450% due 03/15/26(¢) 1,224 28
SCE Trust VI
5.000% due 06/15/25(¢) 1,596 26
SCE Trust VII
7.500% due 11/22/28(¢) 4,098 94
SCE Trust VIII
6.950% due 05/13/29(¢) 2,614 57
Southern Co. (The)
4.950% due 01/30/80 2,172 43
6.500% due 03/15/85 1,716 44
Telephone and Data Systems, Inc.
6.625% due 03/31/26(¢) 1,893 39
United States Cellular Corp.
6.250% due 09/01/69 2,120 50
5.500% due 03/01/70 1,039 23
594
Total Preferred Stocks
(cost $4,333) 4,158
Short-Term Investments - 7.2%
U.S. Cash Management Fund(@) 20,301,261
(∞)
20,295
Total Short-Term Investments
(cost $20,296) 20,295
Total Investments - 96.7%
(identified cost $260,467) 273,933
Other Assets and Liabilities,
Net - 3.3%
9,395
Net Assets - 100.0%
283,328

See accompanying notes which are an integral part of the financial statements.
670 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
17.5%
ABN AMRO Bank NV 03/23/23 EUR 7,538 15.92 120
156
Abu Dhabi Developmental Holding Co. PJSC 04/29/25 243,000 99.40 242
242
Abu Dhabi Government International Bond 11/02/22 682,000 69.39 473
460
Adnoc Murban Rsc, Ltd. 09/04/24 356,000 99.05 353
343
Adyen NV 09/10/24 EUR 72 1,434.65 103
117
Aena SME SA 11/09/15 EUR 2,719 162.71 398
684
Aeropuerto Internacional De Tocumen SA 02/16/23 662,000 79.56 527
448
African Export-Import Bank (The) 12/15/22 548,000 90.48 496
511
AIB Group PLC 04/24/24 EUR 200,000 107.37 215
235
Allegro.eu SA 03/20/25 PLN 4,703 8.02 38
41
Alpha FX Group PLC 07/25/24 GBP 2,181 28.67 63
79
AltaGas, Ltd. 09/16/24 77,000 99.99 77
75
Angolan Government International Bond 03/04/25 289,000 80.07 231
197
Ares Finance Co. III LLC 06/24/21 60,000 100.00 60
58
Auto Trader Group PLC 06/28/24 GBP 5,018 10.75 54
56
AXA SA 03/30/23 100,000 103.98 104
108
Axian Telecom 03/08/23 381,000 96.18 366
377
Bahrain Government International Bond 09/24/24 200,000 104.58 209
203
Banco del Estado de Chile 04/24/25 200,000 103.92 208
207
Banco do Estado do Rio Grande do Sul SA 02/16/23 200,000 93.80 188
198
Banco Nacional de Panama 01/23/24 203,000 80.36 163
165
Bank Negara Indonesia Persero Tbk PT 02/15/24 562,000 91.24 513
528
Bapco Energies BSC Closed 03/22/22 572,000 104.66 599
606
BNP Paribas SA 08/08/22 200,000 100.00 200
205
BNP Paribas SA 11/21/22 200,000 103.25 206
211
BNP Paribas SA 04/02/25 200,000 104.25 208
206
CaixaBank SA 01/16/25 EUR 200,000 103.77 208
224
CBB International Sukuk Programme Co. WLL 07/18/24 400,000 96.00 384
383
Cellnex Telecom SA 10/07/22 EUR 2,646 31.87 84
107
Centrais Eletricas Brasileiras SA 07/23/24 350,000 91.97 322
329
CFAMC III Co., Ltd. 02/16/23 595,000 94.46 562
589
CFAMC IV Co., Ltd. 03/09/23 377,000 78.90 297
340
CGN Power Co., Ltd. 10/28/22 HKD 269,000 0.28 75
86
China Government International Bond 11/13/24 473,000 99.62 471
482
China International Capital Corp., Ltd. 09/11/23 HKD 56,400 1.70 96
98
Comision Federal de Electricidad 03/20/25 366,667 84.78 311
293
Commerzbank AG 10/01/24 200,000 100.00 200
198
Corp. Financiera de Desarrollo SA 02/16/23 200,000 92.47 185
188
Corp. Nacional del Cobre de Chile 03/22/22 871,000 81.05 706
527
Corp. Nacional del Cobre de Chile 09/05/23 220,000 99.90 220
222
Costa Rica Government International Bond 10/23/24 232,000 103.74 241
237
Dai-ichi Life Insurance Co. Ltd. (The) 01/07/25 200,000 100.00 200
199
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 266
238
Deutsche Bank AG 11/14/24 EUR 200,000 105.28 211
224
Development Bank of Kazakhstan JSC 03/27/25 200,000 99.68 199
198
Dominican Republic Government International Bond 03/20/23 269,000 98.40 265
278
DP World PLC 03/22/22 620,000 115.61 717
677
Ecuador Government International Bond 10/03/22 269,662 47.20 127
161
Ecuador Government International Bond 02/29/24 70,759 51.28 36
43
Ecuador Government International Bond 02/13/25 86,404 69.76 60
65
Egypt Government International Bond 06/28/24 400,000 75.22 301
291
Egypt Government International Bond 01/28/25 200,000 100.00 200
191
El Salvador Government International Bond 03/06/25 171,000 103.54 177
170
Empresa de Transmision Electrica SA 03/22/22 732,000 99.98 732
537
Empresa Nacional del Petroleo 03/22/22 921,000 84.03 774
687
Enav SpA 04/11/25 EUR 6,096 4.04 25
27
Eskom Holdings SOC, Ltd. 03/22/22 539,000 101.39 546
533
Export-Import Bank of India 03/22/22 984,000 88.24 882
852
Farm Credit Bank of Texas 07/15/20 125,000 1.00 125
124
First Horizon Bank 12/07/22 129 808.04 104
94
Franshion Brilliant, Ltd. 07/26/22 342,000 78.29 268
297
Franshion Brilliant, Ltd. 10/19/22 300,000 90.04 270
291
Freeport Indonesia PT 04/22/24 200,000 94.72 189
192
GA Global Funding Trust 06/24/21 115,000 99.03 114
109

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 671
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
GAIL India, Ltd. 10/04/24 5,021 1,673.55 84
66
Georgian Railway JSC 03/22/22 563,000 91.01 512
498
Ghana Government International Bond 10/10/24 112,288 88.63 99
95
Ghana Government International Bond 11/20/24 164,082 89.39 147
139
Global Atlantic Finance Co. 06/04/24 82,000 100.04 82
83
Grupo Energia Bogota SA 03/22/22 709,000 101.15 717
696
Guatemala Government International Bond 06/06/23 294,000 100.00 294
294
Halyk Savings Bank of Kazakhstan JSC 03/02/22 1,688 8.82 15
41
Hartford Financial Services Group, Inc. (The) 02/05/21 61,000 94.72 58
56
Hat Holdings I LLC 10/13/23 271,000 100.00 271
296
Hazine Mustesarligi Varlik Kiralama AS 11/07/23 352,000 100.61 354
374
Hungary Government International Bond 07/25/23 295,000 100.42 296
304
Hungary Government International Bond 01/03/24 217,000 98.05 213
205
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 03/09/23 200,000 88.11 176
183
ING Groep NV 10/13/22 200,000 68.98 138
180
ING Groep NV 09/25/24 200,000 107.75 215
207
Innovent Biologics, Inc. 02/23/24 HKD 28,000 4.98 139
195
Instituto Costarricense de Electricidad 03/22/22 762,000 79.73 608
675
Ivory Coast Government International Bond 01/23/24 200,000 98.21 196
184
Jordan Government International Bond 01/17/24 273,000 99.13 271
272
KazMunayGas National Co. JSC 03/22/22 464,000 91.11 423
412
Krung Thai Bank PCL 10/19/22 600,000 78.57 471
582
Kuaishou Technology 06/10/22 HKD 31,600 7.18 227
213
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
152
Larsen & Toubro, Ltd. 05/10/22 5,062 36.64 185
200
Lebanon Government International Bond 10/31/22 483,000 9.56 46
82
Lenta International Co. PJSC 01/07/19 130,305 — 355
—
Longfor Group Holdings, Ltd. 06/23/23 HKD 156,500 1.57 246
212
Mahindra & Mahindra, Ltd. 02/10/25 922 36.49 34
32
Match Group Financeco, Inc. 11/01/23 221,000 94.25 208
212
Mazoon Assets Co. SAOC 03/22/22 545,000 101.84 555
543
Meiji Yasuda Life Insurance Co. 03/04/25 200,000 100.00 200
197
Meiji Yasuda Life Insurance Co. 04/15/25 200,000 96.25 192
194
Meituan 03/07/25 HKD 10,300 21.21 218
172
MetLife Capital Trust IV 12/09/22 150,000 106.36 160
163
MetLife, Inc. 07/14/16 125,000 138.87 174
145
Mexico City Airport Trust 03/22/22 213,000 88.37 188
166
MHP SE 03/16/21 14,421 5.59 81
73
MP Materials Corp. 03/19/24 463,000 94.24 436
449
MVM Energetika Zrt. 01/23/24 701,000 102.73 720
733
NAC Kazatomprom JSC 12/17/19 5,048 13.00 66
169
Nigeria Government International Bond 02/14/25 200,000 101.87 204
188
Nigeria Government International Bond 03/03/25 290,000 104.45 303
274
Nordea Bank Abp 09/15/20 200,000 113.66 227
200
OCP SA 03/22/22 755,000 91.92 694
667
OCP SA 04/24/24 103,000 97.29 100
101
Oman Government International Bond 09/20/22 360,000 101.32 365
373
Oman Government International Bond 12/03/24 231,000 99.96 231
232
OQ SAOC 03/22/22 418,000 99.71 417
410
Pakistan Government International Bond 01/21/25 218,000 92.67 202
191
Pakistan Water and Power Development Authority 03/22/22 753,000 73.76 555
540
Paraguay Government International Bond 02/25/25 200,000 100.00 200
198
Pertamina Persero PT 04/18/22 650,000 82.01 533
446
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 07/25/23 318,000 83.17 264
255
Petroleos de Venezuela SA 01/15/25 77,000 11.57 9
9
Petroleos de Venezuela SA 01/15/25 283,600 14.79 42
33
Petroleos del Peru SA 03/22/22 1,231,000 68.87 900
751
Petroleos Mexicanos 03/22/22 894,000 64.84 580
561
Petronas Capital, Ltd. 04/01/22 1,523,000 77.51 1,277
979
Petronas Capital, Ltd. 03/26/25 200,000 100.00 200
200
Petronas Capital, Ltd. 03/26/25 200,000 99.83 200
203
Polyus PJSC 10/20/22 1 — —
—
Porch Group, Inc. 12/20/24 467,000 83.65 391
393
Port of Spain Waterfront Development 02/11/25 200,000 99.34 199
188
Qatar Government International Bond 10/30/23 344,000 98.11 337
349

See accompanying notes which are an integral part of the financial statements.
672 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Qatar Government International Bond 02/20/25 200,000 99.80 200
202
QazaqGaz NC JSC 03/22/22 200,000 95.70 191
193
Reliance Industries, Ltd. 03/21/22 5,193 58.00 301
339
Repay Holdings Corp. 05/26/23 92,000 93.99 86
87
Republic of Azerbaijan Government International Bond 09/21/22 108,000 86.17 93
94
Republic of Kenya Government International Bond 02/26/25 200,000 97.22 194
175
Republic of Serbia Government International Bond 06/05/24 200,000 98.00 196
198
Republic of South Africa Government International Bond 04/16/25 200,000 93.26 187
191
Republic of Uzbekistan Government International Bond 03/03/25 200,000 85.16 170
170
Republic of Zambia Government International Bond 06/28/24 52,899 49.22 26
30
Republic of Zambia Government International Bond 04/07/25 66,000 49.57 33
37
Romanian Government International Bond 02/12/24 438,000 68.05 298
260
Romanian Government International Bond 01/29/25 138,000 83.05 115
115
Romanian Government International Bond 04/28/25 100,000 100.02 100
100
Samruk-Kazyna JSC 03/22/22 200,000 95.26 190
189
Samsung Biologics Co., Ltd. 02/14/25 KRW 185 756.13 140
137
Saudi Arabian Oil Co. 03/22/22 660,000 93.91 620
581
Saudi Arabian Oil Co. 07/10/24 316,000 97.65 309
290
Saudi Government International Bond 10/18/24 565,000 99.76 564
567
Saudi Government International Bond 01/24/25 200,000 93.97 188
189
SBL Holdings, Inc. 02/04/20 85,000 85.44 73
81
SBL Holdings, Inc. 06/17/21 129,000 96.86 125
114
SBL Holdings, Inc. 12/09/24 39,000 91.32 36
35
Scout24 SE 07/25/24 EUR 1,170 88.60 104
139
Senegal Government International Bond 03/03/25 200,000 78.65 157
138
Shandong Gold Mining Co., Ltd. 04/23/25 HKD 6,250 3.02 19
18
Siemens Healthineers AG 10/14/22 EUR 884 47.03 42
47
Signify NV 06/10/22 EUR 13,636 29.38 401
284
Societe Generale SA 11/07/23 200,000 100.00 200
215
Societe Generale SA 01/21/25 200,000 95.88 192
191
South Bow Canadian Infrastructure Holdings, Ltd. 08/14/24 77,000 100.30 77
76
South Bow Canadian Infrastructure Holdings, Ltd. 08/14/24 99,000 100.65 100
99
Southern Gas Corridor CJSC 03/22/22 524,000 101.40 531
528
Sri Lanka Government International Bond 12/20/24 33,612 69.41 23
23
Sri Lanka Government International Bond 12/20/24 147,001 70.90 104
94
Sri Lanka Government International Bond 12/20/24 131,253 72.21 95
91
Stichting AK Rabobank Certificaten 05/03/24 EUR 87,100 116.52 101
110
Svenska Handelsbanken AB 07/26/24 200,000 87.55 175
177
Swedbank AB 02/06/24 200,000 100.00 200
205
TC Ziraat Bankasi AS 01/15/25 665,000 102.69 683
676
Telecommunications Co. Telekom Srbija AD Belgrade 12/12/24 632,000 100.09 633
627
Telefonica Europe BV 01/25/23 EUR 100,000 109.15 109
120
Thule Group AB (The) 11/01/24 SEK 2,222 33.20 74
51
Tierra Mojada Luxembourg II Sarl 10/19/22 216,818 70.12 152
199
Transnet SOC, Ltd. 07/25/23 607,000 99.69 605
611
Trinidad Generation Unlimited 12/12/24 638,000 98.67 630
610
Turkiye Ihracat Kredi Bankasi AS 03/22/22 700,000 97.49 682
695
UBS Group AG 01/17/24 200,000 105.70 211
216
UBS Group AG 09/16/24 200,000 101.05 202
195
UBS Group AG 01/15/25 200,000 103.63 207
205
Ukraine Government International Bond 08/30/24 72,086 43.23 31
36
Ukraine Government International Bond 08/30/24 324,801 46.09 150
159
Ukraine Government International Bond 10/10/24 152,819 57.17 87
77
Ukraine Railways Via Rail Capital Markets PLC 07/23/24 732,610 86.26 632
636
Unibail-Rodamco-Westfield 03/26/25 EUR 100,000 106.91 107
111
Uzbekneftegaz JSC 03/22/22 687,000 85.34 586
621
Venezuela Government International Bond 03/22/24 169,300 21.28 36
27
Venezuela Government International Bond 07/30/24 130,700 15.01 20
18
Venezuela Government International Bond 09/12/24 119,500 16.24 19
20
Venezuela Government International Bond 03/07/25 79,800 18.49 15
13
Venezuela Government International Bond 03/27/25 24,500 100.00 24
3
WH Group, Ltd. 09/10/24 HKD 170,379 0.81 137
153
WuXi AppTec Co., Ltd. 12/17/24 HKD 11,000 7.48 82
86
Yellow Cake PLC 09/23/19 GBP 13,029 2.54 33
75
YPF SA 02/16/23 166,000 88.68 147
164

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 673
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
YPF SA 07/25/23 523,000 90.64 474
524
Ziraat Katilim Varlik Kiralama AS 03/14/24 342,000 103.35 353 357
49,476
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 125 USD 4,489 06/25
313
Long Gilt Futures 38 GBP 3,554 06/25
56
SPI 200 Index Futures 4 AUD 814 06/25
15
TOPIX Index Futures 4 JPY 106,580 06/25
6
United States 2 Year Treasury Note Futures 65 USD 13,530 06/25
108
United States 5 Year Treasury Note Futures 291 USD 31,776 06/25
557
United States 10 Year Treasury Note Futures 442 USD 49,601 06/25
741
United States 10 Year Ultra Treasury Note Futures 72 USD 8,261 06/25
79
United States Treasury Long Bond Futures 9 USD 1,050 06/25
4
United States Treasury Ultra Bond Futures 49 USD 5,930 06/25 (88)
Short Positions
Canadian 10 Year Government Bond Futures 25 CAD 3,091 06/25
22
EURO STOXX 50 Index Futures 54 EUR 2,758 06/25
189
Euro-Bund Futures 27 EUR 3,558 06/25
(20)
FTSE 100 Index Futures 15 GBP 1,270 06/25
50
Hang Seng Index Futures 56 HKD 61,841 05/25
(66)
Japanese 10 Year Government Bond Futures 7 JPY 984,550 06/25
(145)
MSCI Emerging Markets Index Futures 17 USD 944 06/25
24
NASDAQ 100 E-Mini Index Futures 31 USD 12,188 06/25
60
Russell 2000 E-Mini Index Futures 81 USD 7,978 06/25
234
S&P 500 E-Mini Index Futures 30 USD 8,381 06/25
2
S&P/TSX 60 Index Futures 15 CAD 4,485 06/25
(42)
United States 5 Year Treasury Note Futures 10 USD 1,092 06/25
(17)
United States Treasury Ultra Bond Futures 3 USD 363 06/25 1
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,083
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 795 CAD 1,100 06/18/25 5
Bank of America PLN 30 USD 8 05/02/25 —
Bank of America SEK 8,100 USD 832 06/18/25 (8)
Bank of America ZAR 3,793 USD 203 05/02/25 (1)
Bank of New York USD 435 CAD 622 05/13/25 17
Bank of New York USD 375 GBP 290 05/13/25 11

See accompanying notes which are an integral part of the financial statements.
674 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas USD 259 AUD 411 06/18/25 5
BNP Paribas USD 1,048 CHF 918 06/18/25 69
BNP Paribas USD 87 JPY 12,798 06/18/25 3
BNP Paribas CAD 461 USD 321 06/18/25 (14)
BNP Paribas DKK 4,682 USD 687 06/18/25 (25)
BNP Paribas EUR 560 USD 613 06/18/25 (23)
BNP Paribas GBP 648 USD 838 06/18/25 (26)
BNP Paribas HKD 12,711 USD 1,639 06/18/25 (1)
BNP Paribas NOK 2,018 USD 189 06/18/25 (5)
Brown Brothers Harriman EUR 918 USD 1,045 05/28/25 4
Citigroup USD 259 AUD 411 06/18/25 5
Citigroup USD 1,051 CHF 918 06/18/25 67
Citigroup USD 1,112 EUR 975 06/18/25 (4)
Citigroup USD 832 GBP 625 06/18/25 1
Citigroup USD 87 JPY 12,798 06/18/25 3
Citigroup CAD 461 USD 322 06/18/25 (14)
Citigroup DKK 4,682 USD 688 06/18/25 (25)
Citigroup EUR 560 USD 614 06/18/25 (23)
Citigroup GBP 648 USD 839 06/18/25 (25)
Citigroup HKD 12,711 USD 1,639 06/18/25 (1)
Citigroup NOK 2,018 USD 189 06/18/25 (5)
HSBC USD 816 NOK 8,520 05/13/25 3
HSBC SEK 8,124 USD 815 05/13/25 (25)
JPMorgan Chase USD 437 EUR 404 05/13/25 21
JPMorgan Chase EUR 30 USD 34 05/13/25 —
JPMorgan Chase JPY 56,303 USD 378 05/13/25 (16)
Royal Bank of Canada USD 259 AUD 411 06/18/25 5
Royal Bank of Canada USD 1,050 CHF 918 06/18/25 68
Royal Bank of Canada USD 87 JPY 12,798 06/18/25 3
Royal Bank of Canada CAD 461 USD 322 06/18/25 (14)
Royal Bank of Canada DKK 4,682 USD 687 06/18/25 (26)
Royal Bank of Canada EUR 560 USD 613 06/18/25 (23)
Royal Bank of Canada GBP 648 USD 838 06/18/25 (26)
Royal Bank of Canada HKD 12,711 USD 1,639 06/18/25 (1)
Royal Bank of Canada NOK 2,018 USD 189 06/18/25 (5)
Standard Chartered USD 259 AUD 411 06/18/25 5
Standard Chartered USD 1,050 CHF 918 06/18/25 67
Standard Chartered USD 87 JPY 12,798 06/18/25 3
Standard Chartered USD 1,109 NOK 11,800 06/18/25 26
Standard Chartered CAD 461 USD 322 06/18/25 (14)
Standard Chartered DKK 4,682 USD 687 06/18/25 (26)
Standard Chartered EUR 560 USD 613 06/18/25 (23)
Standard Chartered GBP 648 USD 838 06/18/25 (26)
Standard Chartered HKD 12,711 USD 1,639 06/18/25 (1)
Standard Chartered NOK 2,018 USD 189 06/18/25 (5)

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 675
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 111 CHF 91 05/13/25 —
State Street USD 26 JPY 3,727 05/13/25 —
State Street USD 48 SEK 462 05/13/25 —
State Street CAD 31 USD 22 05/13/25 —
State Street CHF 1,101 USD 1,251 05/13/25 (85)
State Street GBP 16 USD 21 05/13/25 —
State Street NOK 284 USD 27 05/13/25 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (125)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
CDX NA Emerging Markets
Index Bank of America USD 9,500 (1.000%)
(2)
06/20/30 341 68 409
Total Open Credit Indices - Purchase Protection Contracts 341 68 409
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
CDX NA High Yield Index Bank of America USD 19,500 5.000%
(2)
06/20/30 620 231 851
Total Open Credit Indices - Sell Protection Contracts 620 231 851
Total Open Credit Default Swap Contracts (å) 961 299 1,260
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 40,725 $ —
$ —
$ 40,725 14 .4
International Debt — 57,546 —
—
57,546 20 .3
Non-US Bonds — 1,107 —
—
1,107 0 .4
Common Stocks
Consumer Discretionary 8,420 9,844 —
—
18,264 6 .5
Consumer Staples 4,821 2,533 —
—
7,354 2 .6
Energy 3,440 1,386 —
—
4,826 1 .7

See accompanying notes which are an integral part of the financial statements.
676 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Financial Services 26,346 16,221 —
—
42,567 15 .0
Health Care 7,571 4,136 —
—
11,707 4 .1
Materials and Processing 5,586 4,435 —
—
10,021 3 .6
Producer Durables 8,175 8,850 3,173
—
20,198 7 .1
Technology 17,769 7,266 —
—
25,035 8 .8
Utilities 5,473 3,787 —
—
9,260 3 .3
Investments in Other Funds 870 — — — 870 0 .3
Preferred Stocks 3,639 519 — — 4,158 1 .4
Short-Term Investments — — — 20,295 20,295 7 .2
Total Investments 92,110 158,355 3,173 20,295 273,933 96 .7
Other Assets and Liabilities, Net
3 .3
100 .0
Other Financial Instruments
Assets
Futures Contracts 2,461 — — — 2,461 0 .9
Foreign Currency Exchange Contracts — 391 — — 391 0 .1
Credit Default Swap Contracts — 1,260 — — 1,260 0 .4
A
Liabilities
Futures Contracts (378) — — — (378) (0 .1)
Foreign Currency Exchange Contracts (1) (515) — — (516) (0 .2)
Total Other Financial Instruments
*
$ 2,082 $ 1,136 $ — $ — $ 3,218
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
.
Quantitative Information about Level 3 Fair Value Measurements.
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Common Stocks
Producer Durables Discounted cash flow** Discount rate* 13.5% 3,173
Market approach** EBITDA multiple*** 6.2x
Discount to guideline 25.3%
comparables
Total Investments 3,173
*   The discount rates were determined by calculating the weighted average cost of capital for the companies.

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 677
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
**  A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
*** A relative value analysis of comparable publicly traded companies was used to derive the EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2025 were as follows:
Category and
Subcategory
Beginning
Balance
11/01/2024
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
4/30/2025
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
4/30/2025
Long-Term Fixed Income
Investments
International Debt $13 $— $11 $1 $(4) $— $— $1 $— $—
Common Stocks
Producer Durables 3,433 — — — — — — (260) 3,173 (260)
Total Investments
$3,446 $— $11 $1 $(4) $— $— $(259) $3,173 $(260)
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
197
Argentina ............................................................................................
1,272
Australia .............................................................................................
3,051
Austria ................................................................................................
243
Azerbaijan ..........................................................................................
622
Bahrain ...............................................................................................
1,192
Belgium ..............................................................................................
463
Bermuda .............................................................................................
23
Brazil ..................................................................................................
3,490
Canada ................................................................................................
8,003
Chile ...................................................................................................
2,242
China ..................................................................................................
10,458
Colombia ............................................................................................
1,900
Congo, the Democratic Republic of the .............................................
172
Costa Rica ..........................................................................................
912
Denmark .............................................................................................
1,374
Dominican Republic ..........................................................................
278
Ecuador ..............................................................................................
269
Egypt ..................................................................................................
992
El Salvador .........................................................................................
170
Finland ...............................................................................................
716
France .................................................................................................
5,002
Georgia ...............................................................................................
498
Germany .............................................................................................
4,892
Ghana .................................................................................................
264
Greece ................................................................................................
286
Guatemala ..........................................................................................
294
Hong Kong .........................................................................................
1,643
Hungary ..............................................................................................
1,242
India ...................................................................................................
2,796

See accompanying notes which are an integral part of the financial statements.
678 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Indonesia ............................................................................................
3,119
Ireland ................................................................................................
868
Israel ...................................................................................................
1,633
Italy ....................................................................................................
1,587
Ivory Coast .........................................................................................
184
Japan ..................................................................................................
7,783
Jordan .................................................................................................
272
Kazakhstan .........................................................................................
1,202
Kenya .................................................................................................
175
Lebanon ..............................................................................................
82
Luxembourg .......................................................................................
259
Macao .................................................................................................
29
Malaysia .............................................................................................
1,532
Mauritius ............................................................................................
377
Mexico ...............................................................................................
3,817
Morocco .............................................................................................
768
Myanmar ............................................................................................
22
Netherlands ........................................................................................
2,125
New Zealand ......................................................................................
231
Nigeria ................................................................................................
461
Norway ...............................................................................................
316
Oman ..................................................................................................
1,558
Pakistan ..............................................................................................
731
Panama ...............................................................................................
1,647
Paraguay .............................................................................................
198
Peru ....................................................................................................
1,388
Philippines ..........................................................................................
956
Poland ................................................................................................
745
Portugal ..............................................................................................
21
Qatar ...................................................................................................
551
Romania .............................................................................................
474
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
1,701
Senegal ...............................................................................................
138
Serbia .................................................................................................
825
Singapore ...........................................................................................
2,226
South Africa .......................................................................................
3,482
South Korea .......................................................................................
2,916
Spain ..................................................................................................
2,126
Sri Lanka ............................................................................................
209
Sweden ...............................................................................................
2,106
Switzerland ........................................................................................
2,522
Taiwan ................................................................................................
3,066
Thailand .............................................................................................
1,006
Trinidad and Tobago ..........................................................................
798
Turkey ................................................................................................
2,755
Ukraine ...............................................................................................
1,017
United Arab Emirates .........................................................................
1,752
United Kingdom .................................................................................
8,223
United States ......................................................................................
145,232

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 679
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Uruguay ..............................................................................................
503
Uzbekistan ..........................................................................................
791
Venezuela, Bolivarian Republic of ....................................................
123
Zambia ...............................................................................................
349
Total Investments ............................................................................... 273,933

See accompanying notes which are an integral part of the financial statements.
680 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 391 $ —
Variation margin on futures contracts* 893 — — 1,56 8
Credit default swap contracts, at fair value — 1,260 — —
Total
$ 893 $ 1,260 $ 391 $ 1,56 8
Location: Statement of Assets and Liabilities - Liabilities
0 0 0 0
Variation margin on futures contracts* $ 108 $ — $ — $ 27 0
Unrealized depreciation on foreign currency exchange contracts — — 516 —
Total
$ 108 $ — $ 516 $ 27 0
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ 219 $ — $ — $ —
Futures contracts (4,343) — — (3,040)
Options written 53 — — —
Credit default swap contracts — (156) — —
Foreign currency exchange contracts — — 2,075 —
Total
$ (4,071) $ (156) $ 2,075 $ (3,040)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
0 0 0 0
Investments*** $ 1 28 $ — $ — $ —
Futures contracts 1 , 846 — — 4 , 485
Options written (45) — — —
Credit default swap contracts — 304 — —
Foreign currency exchange contracts — — (1,221) —
Total
$ 1, 929 $ 304 $ (1,221) $ 4,485
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 681
Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2025 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 391 $ — $ 391
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,260 — 1,260
Total Financial and Derivative Assets
1,651 — 1,651
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,651 $ — $ 1,651
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,265 $ 5 $ — $ 1,260
Bank of New York
28 — — 28
BNP Paribas
77 77 — —
Brown Brothers Harriman
4 — — 4
Citigroup
76 76 — —
HSBC
3 3 — —
JPMorgan Chase
21 16 — 5
Royal Bank of Canada
7 6 7 6 — —
Standard Chartered
101 95 — 6
Total
$ 1,65 1 $ 34 8 $ — $ 1,303

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
682 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2025 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 516 $ — $ 516
Total Financial and Derivative Liabilities
516 — 516
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 516 $ — $ 516
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 8 $ 5 $ 3 $ —
BNP Paribas 95 77 — 18
Citigroup 97 76 — 21
HSBC 25 3 — 22
JPMorgan Chase 16 16 — —
Royal Bank of Canada 9 5 7 6 — 19
Standard Chartered 95 95 — —
State Street 85 — — 85
Total
$ 51 6 $ 34 8 $ 3 $ 165
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 683
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 260,467
Investments, at fair value(>) ........................................................................................................................................................
273,933
Foreign currency holdings(^) ....................................................................................................................................................... 504
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 391
Receivables:
Dividends and interest ...................................................................................................................................................... 1,915
Dividends from affiliated funds ....................................................................................................................................... 87
Investments sold ............................................................................................................................................................... 609
Fund shares sold ............................................................................................................................................................... 269
From broker(a)(b) ............................................................................................................................................................ 9,908
Variation margin on futures contracts .............................................................................................................................. 2,086
Prepaid expenses .......................................................................................................................................................................... 2
Credit default swap contracts, at fair value(+) ............................................................................................................................. 1,260
Total assets ...............................................................................................................................................................
290,964
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 79
Due to broker (c) .............................................................................................................................................................. 5,913
Investments purchased ..................................................................................................................................................... 580
Fund shares redeemed ...................................................................................................................................................... 191
Accrued fees to affiliates .................................................................................................................................................. 128
Other accrued expenses .................................................................................................................................................... 229
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 516
Total liabilities ...........................................................................................................................................................
7,636
Net Assets ...............................................................................................................................................................
$ 283,328

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
684 Multi-Strategy Income Fund
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (11,226)
Shares of beneficial interest .........................................................................................................................................................
297
Additional paid-in capital ............................................................................................................................................................
294,257
Net Assets ...............................................................................................................................................................
$ 283,328
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.49
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 10.07
Class A — Net assets ........................................................................................................................................................... $ 2,760,572
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 290,821
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.36
Class C — Net assets ........................................................................................................................................................... $ 3,014,262
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 322,137
Net asset value per share: Class M (#) ......................................................................................................................................... $ 9.53
Class M — Net assets .......................................................................................................................................................... $ 28,389,054
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 2,977,476
Net asset value per share: Class S   (#) ........................................................................................................................................ $ 9.53
Class S   — Net assets .......................................................................................................................................................... $ 167,748,796
Class S   — Shares outstanding ($.01 par value) ................................................................................................................. 17,601,979
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 9.56
Class Y — Net assets ........................................................................................................................................................... $ 81,415,776
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 8,520,415
Amounts in thousands
(^)     Foreign currency holdings - cost $ 502
(+)     Credit default swap contracts - premiums paid (received) $ 961
(>)     Investments in affiliates, U.S. Cash Management Fund $ 20,295
(a)   Receivable from Broker for Futures $ 9,695
(b)   Receivable from Broker for Swaps $ 213
(c)   Due to Broker for Options $ 5,913
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 685
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 4,0 39
Dividends ......................................................................................................................................................................... 2,16 4
Dividends from affiliated funds ....................................................................................................................................... 367
Total investment income ..............................................................................................................................................................
6,57 0
Expenses
Advisory fees ................................................................................................................................................................... 772
Administrative fees .......................................................................................................................................................... 70
Custodian fees .................................................................................................................................................................. 121
Distribution fees - Class A ............................................................................................................................................... 3
Distribution fees - Class C ............................................................................................................................................... 12
Transfer agent fees - Class A ........................................................................................................................................... 3
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 28
Transfer agent fees - Class S   .......................................................................................................................................... 172
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 56
Registration fees ............................................................................................................................................................... 39
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ..................................................................................................................................................................... 15
Miscellaneous .................................................................................................................................................................. 32
Expenses before reductions .............................................................................................................................................. 1,340
Expense reductions .......................................................................................................................................................... (262)
Net expenses ................................................................................................................................................................................
1,078
Net investment income (loss) .......................................................................................................................................................
5,492
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 6, 700
Investments in affiliated funds ......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. (7,383)
Options written ................................................................................................................................................................. 53
Foreign currency exchange contracts ............................................................................................................................... 2,075
Credit default swap contracts ........................................................................................................................................... (156)
Foreign currency-related transactions .............................................................................................................................. 27
Net realized gain (loss) ................................................................................................................................................................
1,31 2
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (7,88 1 )
Futures contracts .............................................................................................................................................................. 6,33 1
Options written ................................................................................................................................................................. (45)
Foreign currency exchange contracts ............................................................................................................................... (1,221)
Credit default swap contracts ........................................................................................................................................... 304
Foreign currency-related transactions .............................................................................................................................. (35)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (2,54 7 )
Net realized and unrealized gain (loss) ........................................................................................................................................ (1,235)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 4,257

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
686 Multi-Strategy Income Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 5,492 $ 13,131
Net realized gain (loss) ....................................................................................................................... 1,31 2 11,39 7
Net change in unrealized appreciation (depreciation) ........................................................................ (2,54 7 ) 32,04 5
Net increase (decrease) in net assets from operations .............................................................................. 4,257 56,573
Distributions
To shareholders
Class A .......................................................................................................................................... (120) (110)
Class C .......................................................................................................................................... (120) (88)
Class M ......................................................................................................................................... (1,204) (1,124)
Class S   ........................................................................................................................................ (7,378) (7,033)
Class Y .......................................................................................................................................... (3,734) (3,568)
Net decrease in net assets from distributions ............................................................................................ (12,556) (11,923)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (26,478) (53,886)
Total Net Increase (Decrease) in Net Assets ........................................................................
(34,777) (9,236)
Net Assets
Beginning of period .................................................................................................................................. 318,105 327,341
End of period .............................................................................................................................................
$ 283,328 $ 318,105

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 687
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 31 $ 293 34 $ 317
Proceeds from reinvestment of distributions 13 120 12 110
Payments for shares redeemed (64) (593) (95) (879)
Net increase (decrease)
(20) (180) (49) (452)
Class C
Proceeds from shares sold 11 104 49 457
Proceeds from reinvestment of distributions 13 120 10 88
Payments for shares redeemed (35) (327) (81) (755)
Net increase (decrease)
(11) (103) (22) (210)
Class M
Proceeds from shares sold 360 3,415 695 6,611
Proceeds from reinvestment of distributions 129 1,204 120 1,123
Payments for shares redeemed (687) (6,622) (972) (9,151)
Net increase (decrease)
(198) (2,003) (157) (1,417)
Class S
Proceeds from shares sold 1,239 11,880 2,344 22,143
Proceeds from reinvestment of distributions 793 7,377 753 7,027
Payments for shares redeemed (4,029) (38,843) (7,582) (69,199)
Net increase (decrease)
(1,997) (19,586) (4,485) (40,029)
Class Y
Proceeds from shares sold 50 488 81 747
Proceeds from reinvestment of distributions 400 3,734 381 3,568
Payments for shares redeemed (936) (8,828) (1,702) (16,093)
Net increase (decrease)
(486) (4,606) (1,240) (11,778)
Total increase (decrease)
(2,712) $ (26,478) (5,953) $ (53,886)

See accompanying notes which are an integral part of the financial statements.
688 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2025* 9.77 .16 (.04) .12 (.40) —
October 31, 2024 8.49 .36 1.24 1.60 (.32) —
October 31, 2023 8.47 .36 .11 .47 (.45) —
October 31, 2022 11.11 .05 (2.03) (1.98) (.30) (.36)
October 31, 2021 9.39 .03 1.79 1.82 (.10) —
October 31, 2020 10.03 .12 (.51) (.39) (.23) (.02)
Class C
April 30, 2025* 9.63 .1 3 (.0 4 ) .09 (.36) —
October 31, 2024 8.38 .28 1.22 1.50 (.25) —
October 31, 2023 8.37 .29 .11 .40 (.39) —
October 31, 2022 10.99 (.02) (2.00) (2.02) (.24) (.36)
October 31, 2021 9.33 (.05) 1.77 1.72 (.06) —
October 31, 2020 10.00 .04 (.50) (.46) (.19) (.02)
Class M
April 30, 2025* 9.81 .1 8 (.0 5 ) .13 (.41) —
October 31, 2024 8.53 .39 1.25 1.64 (.36) —
October 31, 2023 8.51 .39 .11 .50 (.48) —
October 31, 2022 11.15 .08 (2.02) (1.94) (.34) (.36)
October 31, 2021 9.40 .08 1.79 1.87 (.12) —
October 31, 2020 10.05 .14 (.52) (.38) (.25) (.02)
Class S
April 30, 2025* 9.81 .1 8 (.0 5 ) .13 (.41) —
October 31, 2024 8.53 .38 1.25 1.63 (.35) —
October 31, 2023 8.50 .38 .12 .50 (.47) —
October 31, 2022 11.15 .07 (2.03) (1.96) (.33) (.36)
October 31, 2021 9.41 .06 1.79 1.85 (.11) —
October 31, 2020 10.05 .13 (.51) (.38) (.24) (.02)
Class Y
April 30, 2025* 9.83 .1 9 (.04) .1 5 (.42) —
October 31, 2024 8.55 .40 1.25 1.65 (.37) —
October 31, 2023 8.52 .40 .12 .52 (.49) —
October 31, 2022 11.17 .09 (2.03) (1.94) (.35) (.36)
October 31, 2021 9.43 .09 1.77 1.86 (.12) —
October 31, 2020 10.06 .15 (.50) (.35) (.26) (.02)

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 689
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(Ɵ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.40) 9.49 1.29 2,760 1.2 2 1.0 5 3. 48 44
(.32) 9.77 19.12 3,032 1.24 1.01 3.81 88
(.45) 8.49 5.44 3,050 1.42 1.02 4.01 79
(.66) 8.47 (18.70) 3,893 1.40 1.02 .54 189
(.10) 11.11 19.41 5,074 1.35 1.02 .29 191
(.25) 9.39 (4.04) 4,800 1.37 1.02 1.28 174
(.36) 9.36 1.03 3,014 1.9 7 1. 80 2. 73 44
(.25) 9.63 18.15 3,209 1.99 1.76 3.06 88
(.39) 8.38 4.61 2,980 2.16 1.77 3.26 79
(.60) 8.37 (19.28) 3,397 2.15 1.77 (.25) 189
(.06) 10.99 18.45 5,081 2.10 1.77 (.46) 191
(.21) 9.33 (4.71) 5,172 2.12 1.77 .40 174
(.41) 9.53 1.47 28,389 .9 7 . 70 3. 82 44
(.36) 9.81 19.44 31,152 .99 .66 4.15 88
(.48) 8.53 5.79 28,422 1.16 .67 4.32 79
(.70) 8.51 (18.34) 37,206 1.15 .67 .84 189
(.12) 11.15 19.93 54,260 1.10 .67 .79 191
(.27) 9.40 (3.85) 55,626 1.12 .67 1.48 174
(.41) 9.53 1.42 167,749 .9 6 . 80 3. 71 44
(.35) 9.81 19.32 192,173 .99 .76 4.05 88
(.47) 8.53 5.81 205,321 1.16 .77 4.24 79
(.69) 8.50 (18.52) 243,635 1.15 .77 .74 189
(.11) 11.15 19.74 390,872 1.10 .77 .59 191
(.26) 9.41 (3.83) 565,161 1.12 .77 1.40 174
(.42) 9.56 1.62 81,416 .7 7 . 60 3. 92 44
(.37) 9.83 19.51 88,539 .80 .56 4.26 88
(.49) 8.55 6.01 87,568 .97 .57 4.46 79
(.71) 8.52 (18.32) 110,575 .96 .57 .93 189
(.12) 11.17 19.82 159,725 .90 .57 .81 191
(.28) 9.43 (3.57) 189,747 .92 .57 1.60 174

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
690 Multi-Strategy Income Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 82,433
Administrative fees 11,011
Distribution fees 2,383
Shareholder servicing fees 608
Transfer agent fees 30,545
Trustees' fees 1,026
$ 128,006
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 17,535 $ 156,327 $ 153,563 $ (4) $ — $ 20,295 $ 367 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 268,664,143 $ 14,748,246 $ (7,308,427) $ 7,439,819

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 691
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 21.8%
Corporate Bonds and Notes - 14.7%
Consumer Discretionary - 3.8%
American Airlines Group, Inc.
6.500% due 07/01/25 1,546 1,546
Avianca Midco 2 PLC
9.625% due 02/14/30 (Þ) 200 175
Cable One, Inc.
6.668% due 03/15/26 (ž) 2,113 1,996
Etsy, Inc.
0.250% due 06/15/28 2,243 1,916
FuboTV , Inc.
3.250% due 02/15/26 1,411 1,362
Guess?, Inc.
3.750% due 04/15/28 739 691
JetBlue Airways Corp.
0.500% due 04/01/26 1,590 1,498
Magnite , Inc.
0.250% due 03/15/26 863 825
Marriott Vacations Worldwide Corp.
6.577% due 01/15/26 (ž) 629 601
3.250% due 12/15/27 1,824 1,664
National Vision Holdings, Inc.
2.500% due 05/15/25 1,947 1,936
Peloton Interactive, Inc.
12.826% due 02/15/26 (ž) 1,713 1,555
RealReal , Inc. (The)
4.000% due 02/15/31 130 114
Southwest Airlines Co.
1.250% due 05/01/25 1,224 1,224
Vail Resorts, Inc.
5.987% due 01/01/26 (ž) 2,286 2,198
Wayfair, Inc.
0.625% due 10/01/25 1,939 1,887
21,188
Consumer Staples - 0.3%
Alarm.com, Inc.
5.591% due 01/15/26 (ž) 1,556 1,497
Energy - 0.5%
Array Technologies, Inc.
1.000% due 12/01/28 752 519
Enphase Energy, Inc.
6.248% due 03/01/26 (ž) 1,987 1,888
6.435% due 03/01/28 (ž) 723 606
3,013
Financial Services - 2.8%
Affirm Holdings, Inc.
5.311% due 11/15/26 (ž) 1,217 1,124
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 2,197 2,129
Hat Holdings I LLC
0.000% due 05/01/25 (Þ)(ž) 639 695
Pebblebrook Hotel Trust
1.750% due 12/15/26 1,715 1,597
PennyMac Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 03/15/26 1,932 1,906
Redfin Corp.
0.500% due 04/01/27 972 853
Redwood Trust, Inc.
7.750% due 06/15/27 8 8
Series REOP
7.750% due 06/15/27 1,150 1,137
Repay Holdings Corp.
7.530% due 02/01/26 (Þ)(ž) 1,492 1,412
Square, Inc.
0.250% due 11/01/27 252 223
Summit Hotel Properties, Inc.
1.500% due 02/15/26 903 867
Two Harbors Investment Corp.
6.250% due 01/15/26 1,610 1,592
Upstart Holdings, Inc.
0.250% due 08/15/26 1,964 1,813
15,356
Health Care - 3.5%
BioMarin Pharmaceutical, Inc.
1.250% due 05/15/27 431 405
Bridgebio Pharma, Inc.
2.250% due 02/01/29 1,008 923
CONMED Corp.
2.250% due 06/15/27 2,065 1,912
DexCom , Inc.
0.250% due 11/15/25 1,120 1,091
Envista Holdings Corp.
1.750% due 08/15/28 1,509 1,368
Esperion Therapeutics, Inc.
4.000% due 11/15/25 449 440
Guardant Health, Inc.
5.199% due 11/15/27 (ž) 1,371 1,205
Haemonetics Corp.
5.561% due 03/01/26 (ž) 1,540 1,472
Herbalife, Ltd.
4.250% due 06/15/28 1,383 1,133
Integra LifeSciences Holdings Corp.
0.500% due 08/15/25 2,053 2,020
Livongo Health, Inc.
0.875% due 06/01/25 1,276 1,267
NeoGenomics , Inc.
1.250% due 05/01/25 604 602
0.250% due 01/15/28 908 766
Novocure , Ltd.
6.598% due 11/01/25 (ž) 527 510
Pacira Pharmaceutical, Inc.
0.750% due 08/01/25 2,315 2,282
Retrophin , Inc.
2.500% due 09/15/25 422 417
Teladoc Health, Inc.
1.250% due 06/01/27 1,987 1,808
19,621
Materials and Processing - 0.2%
MP Materials Corp.

See accompanying notes which are an integral part of the financial statements.
692 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.250% due 04/01/26 (Þ) 1,200 1,164
Producer Durables - 0.3%
Mesa Laboratories, Inc.
1.375% due 08/15/25 1,666 1,640
Technology - 3.3%
Airbnb, Inc.
4.998% due 03/15/26 (ž) 2,564 2,456
Bandwidth, Inc.
0.500% due 04/01/28 1,328 1,071
Cerence , Inc.
1.500% due 07/01/28 315 219
Five9, Inc.
0.500% due 06/01/25 2,189 2,175
Fiverr International, Ltd.
6.166% due 11/01/25 (ž) 1,398 1,356
Groupon, Inc.
1.125% due 03/15/26 1,115 1,075
Match Group Financeco , Inc.
0.875% due 06/15/26 (Þ) 490 469
Okta , Inc.
0.125% due 09/01/25 1,749 1,717
0.375% due 06/15/26 578 554
PagerDuty , Inc.
1.250% due 07/01/25 317 312
Porch Group, Inc.
0.750% due 09/15/26 (Þ) 1,291 1,086
Snap, Inc.
0.250% due 05/01/25 357 356
0.125% due 03/01/28 1,988 1,687
Unity Software, Inc.
5.089% due 11/15/26 (ž) 986 913
Upwork , Inc.
0.250% due 08/15/26 999 932
Ziff Davis, Inc.
1.750% due 11/01/26 2,110 1,984
18,362
81,841
International Debt - 7.1%
Abu Dhabi Developmental Holding
Co. PJSC
4.500% due 05/06/30 (Þ) 329 328
Abu Dhabi Government International
Bond
Series REGS
3.125% due 09/30/49 (Þ) 783 528
Adnoc Murban Rsc , Ltd.
4.500% due 09/11/34 (Þ) 518 500
Series REGS
4.500% due 09/11/34 (Þ) 331 319
Angolan Government International
Bond
Series REGS
8.000% due 11/26/29 (Þ) 220 175
9.125% due 11/26/49 (Þ) 200 136
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Argentine Republic Government
International Bond
0.750% due 07/09/30 (~)(Ê) 183 140
4.125% due 07/09/35 (~)(Ê) 931 618
3.500% due 07/09/41 (~)(Ê) 120 74
Azerbaijan Government International
Bond
Series REGS
3.500% due 09/01/32 (Þ) 197 172
Bahrain Government International
Bond
Series REGS
6.750% due 09/20/29 (Þ) 688 699
Baiterek National Managing Holding
JSC
5.450% due 05/08/28 (Þ) 308 308
Bolivia Government International Bond
Series REGS
4.500% due 03/20/28 (Þ) 119 77
Brazil Government International Bond
6.625% due 03/15/35 876 875
4.750% due 01/14/50 200 141
CBB International Sukuk Programme
Co. WLL
Series REGS
3.950% due 09/16/27 (Þ) 213 204
China Government International Bond
4.125% due 11/20/27 (Þ) 472 481
Series REGS
0.550% due 10/21/25 (Þ) 200 197
Colombia Government International
Bond
8.500% due 04/25/35 247 251
8.750% due 11/14/53 633 606
Corp. Nacional del Cobre de Chile
6.780% due 01/13/55 (Þ) 200 203
Series REGS
5.950% due 01/08/34 (Þ) 272 275
6.780% due 01/13/55 (Þ) 200 203
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 298 304
Dominican Republic Government
International Bond
Series REGS
7.050% due 02/03/31 (Þ) 487 503
Ecuador Government International
Bond
Series REGS
6.900% due 07/31/30 (~)(Ê)(Þ) 139 104
9.848% due 07/31/30 (Þ)(ž) 114 69
5.493% due 07/31/35 (~)(Ê)(Þ) 432 259
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 277 264
Series REGS
8.500% due 01/31/47 (Þ) 817 594
El Salvador Government International
Bond

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 693
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
9.650% due 11/21/54 (Þ) 300 298
Export-Import Bank of India
Series REGS
3.250% due 01/15/30 (Þ) 200 186
2.250% due 01/13/31 (Þ) 116 100
First Majestic Silver Corp.
0.375% due 01/15/27 1,308 1,231
Ghana Government International Bond
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 22 18
Series REGS
5.000% due 07/03/29 (~)(Ê)(Þ) 169 143
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 401 401
Hazine Mustesarligi Varlik Kiralama
AS
Series REGS
8.509% due 01/14/29 (Þ) 200 212
Hungary Government International
Bond
5.500% due 03/26/36 (Þ) 321 303
Series REGS
6.125% due 05/22/28 (Þ) 604 622
Indonesia Government International
Bond
4.550% due 01/11/28 210 211
3.550% due 03/31/32 809 743
5.650% due 01/11/53 400 391
Ivory Coast Government International
Bond
8.075% due 04/01/36 (Þ) 200 184
8.250% due 01/30/37 (Þ) 299 275
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 46 46
Series REGS
7.500% due 01/13/29 (Þ) 326 325
Kingston Airport Revenue Finance,
Ltd.
6.750% due 12/15/36 (Þ) 200 198
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) 657 112
Ma'aden Sukuk , Ltd.
5.250% due 02/13/30 (Þ) 264 268
Mexico Government International
Bond
7.375% due 05/13/55 512 507
Nice, Ltd.
6.058% due 09/15/25 (ž) 1,781 1,741
Nigeria Government International Bond
Series REGS
9.625% due 06/09/31 (Þ) 601 564
7.375% due 09/28/33 (Þ) 200 161
OCP SA
7.500% due 05/02/54 (Þ) 355 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oman Government International Bond
Series REGS
5.375% due 03/08/27 (Þ) 206 207
6.750% due 10/28/27 (Þ) 476 494
7.000% due 01/25/51 (Þ) 200 208
Pakistan Government International
Bond
Series REGS
6.875% due 12/05/27 (Þ) 212 186
Panama Government International
Bond
2.252% due 09/29/32 208 153
8.000% due 03/01/38 200 208
4.500% due 04/16/50 767 491
Paraguay Government International
Bond
6.650% due 03/04/55 (Þ) 200 198
Peruvian Government International
Bond
2.783% due 01/23/31 248 220
5.375% due 02/08/35 146 144
5.875% due 08/08/54 203 193
Petroleos de Venezuela SA
5.375% due 04/12/27 (Æ)(Ø)(Þ) 551 64
Series REGS
6.000% due 11/15/26 (Æ)(Ø)(Þ) 79 9
5.500% due 04/12/37 (Æ)(Ø)(Þ) 115 13
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 416 254
Petroleos Mexicanos
Series WI
6.750% due 09/21/47 1,648 1,104
Petronas Capital, Ltd.
5.848% due 04/03/55 (Þ) 269 270
Series REGS
2.480% due 01/28/32 (Þ) 422 361
3.404% due 04/28/61 (Þ) 400 257
Philippine Government International
Bond
5.170% due 10/13/27 446 454
1.950% due 01/06/32 500 420
Philippines Government International
Bond
2.650% due 12/10/45 200 128
Port of Spain Waterfront Development
7.875% due 02/19/40 (Þ) 200 188
Qatar Government International Bond
4.500% due 02/27/28 (Þ) 400 404
Series REGS
4.500% due 04/23/28 (Þ) 584 592
Republic of Chile Government
International Bond
4.950% due 01/05/36 400 391
Republic of Kenya Government
International Bond
9.500% due 03/05/36 (Þ) 325 285

See accompanying notes which are an integral part of the financial statements.
694 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Republic of Poland Government
International Bond
4.875% due 02/12/30 181 184
5.375% due 02/12/35 309 313
5.500% due 03/18/54 627 584
Republic of Serbia Government
International Bond
6.000% due 06/12/34 (Þ) 232 229
Republic of South Africa Government
International Bond
4.300% due 10/12/28 508 480
5.750% due 09/30/49 241 172
Series REGS
7.100% due 11/19/36 (Þ) 200 191
Republic of Uzbekistan Government
International Bond
Series REGS
3.900% due 10/19/31 (Þ) 222 189
Republic of Zambia Government
International Bond
5.750% due 06/30/33 (~)(Ê)(Þ) 62 54
0.500% due 12/31/53 (Þ) 62 35
Romanian Government International
Bond
Series REGS
3.000% due 02/14/31 (Þ) 262 217
7.500% due 02/10/37 (Þ) 122 121
4.000% due 02/14/51 (Þ) 702 417
Saudi Arabian Oil Co.
5.875% due 07/17/64 (Þ) 370 339
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 707 710
Series REGS
5.750% due 01/16/54 (Þ) 400 377
Sea, Ltd.
0.250% due 09/15/26 2,336 2,186
Senegal Government International
Bond
Series REGS
6.250% due 05/23/33 (Þ) 200 138
Sri Lanka Government International
Bond
3.600% due 06/15/35 (~)(Ê)(Þ) 234 150
3.600% due 05/15/36 (~)(Ê)(Þ) 45 31
3.600% due 02/15/38 (~)(Ê)(Þ) 161 112
SSR Mining, Inc.
2.500% due 04/01/39 950 956
TC Ziraat Bankasi AS
7.250% due 02/04/30 (Þ) 200 197
Turkiye Government International
Bond
6.500% due 01/03/35 648 593
Series 7Y
7.125% due 02/12/32 377 368
Ukraine Government International
Bond
1.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 84 42
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.750% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 498 245
Series REGS
3.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 197 99
Uruguay Government International
Bond
5.750% due 10/28/34 439 458
5.442% due 02/14/37 201 205
5.250% due 09/10/60 80 72
Venezuela Government International
Bond
Series REGS
7.750% due 10/13/19 (Æ)(Ø)(Þ) 234 33
12.750% due 08/23/22 (Æ)(Ø)(Þ) 89 15
8.250% due 10/13/24 (Æ)(Ø)(Þ) 39 6
9.250% due 05/07/28 (Æ)(Ø)(Þ) 255 41
11.950% due 08/05/31 (Æ)(Ø)(Þ) 145 24
Wix.com, Ltd.
5.600% due 08/15/25 (ž) 1,618 1,592
39,267
Total Long-Term Fixed
Income Investments
(cost $120,900) 121,108
Common Stocks - 69.2%
Consumer Discretionary - 9.3%
Adtalem Global Education, Inc.(Æ) 1,753 186
Alibaba Group Holding, Ltd. 218,508 3,279
Alibaba Group Holding, Ltd. - ADR 2 , 979 356
Allegro.eu SA(Æ)(Þ) 13,502 118
Amazon.com, Inc.(Æ) 16,313 3,008
Americana Restaurants International
PLC
143,070 85
Anta Sports Products, Ltd. 71,800 857
Aristocrat Leisure, Ltd. 5,690 244
Autoliv , Inc. 9,547 890
AutoZone, Inc.(Æ) 278 1,046
Axon Enterprise, Inc.(Æ) 451 277
Bandai Namco Holdings, Inc. 7,800 270
Bath & Body Works, Inc. 16,964 518
Best Buy Co., Inc. 1,796 120
Bridgestone Corp. 5,600 235
BYD Co., Ltd. Class H 15,000 723
Caesars Entertainment, Inc.(Æ) 15,950 432
Celestica, Inc.(Æ) 822 70
Cie Financiere Richemont SA Class A 8,497 1,495
Cie Generale des Etablissements
Michelin SCA
26,091 950
Comcast Corp. Class A 12,892 441
Costco Wholesale Corp. 1,097 1,091
CTS Eventim AG & Co. KGaA 1,711 202
Daiwa House Industry Co., Ltd. 4,800 173
Dassault Aviation SA 334 121
Dave & Buster's Entertainment, Inc.
(Æ)
18,030 346

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 695
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Davide Campari-Milano NV 141,909 947
De' Longhi SpA 945 29
Deckers Outdoor Corp.(Æ) 2,566 284
Denny's Corp.(Æ) 129,819 479
Diageo PLC 12,579 351
DiDi Global, Inc. - ADR(Æ) 15,542 63
DR Horton, Inc. 1,397 177
DraftKings , Inc. Class A(Æ) 3,103 103
eBay, Inc. 3,260 222
Ferguson Enterprises, Inc. 123 21
Ferrari NV 1,120 510
Flutter Entertainment PLC(Æ) 2,975 717
Ford Otomotiv Sanayi AS 4,767 110
Fox Corp. Class B 5,994 277
Games Workshop Group PLC 816 168
Gap, Inc. (The) 6,045 132
General Motors Co. 10,748 486
Genius Sports, Ltd.(Æ) 35,520 383
Genuine Parts Co. 764 90
Gildan Activewear , Inc. Class A 16,719 771
Grab Holdings, Ltd. Class A(Æ) 44,950 219
Grand Canyon Education, Inc.(Æ) 675 120
H World Group, Ltd. 71,800 251
Hankook Tire & Technology Co., Ltd. 1,805 53
Hermes International 139 379
Home Depot, Inc. (The) 1,370 494
Honda Motor Co., Ltd. 19,000 194
Howden Joinery Group PLC 69,945 720
Hyundai Department Store Co., Ltd. 6,509 274
Industria de Diseno Textil SA 19,532 1,051
InterContinental Hotels Group PLC 5,975 639
ITOCHU Corp. 7,500 384
JB Hi-Fi, Ltd. 1,793 119
JD.com, Inc. Class A 11,400 187
Kuaishou Technology(Æ)(Þ) 72,300 487
Lennar Corp. Class A 1,299 141
Li Auto, Inc. - ADR(Æ) 10,895 266
Li Auto, Inc. Class A(Æ) 18,600 228
Life Time Group Holdings, Inc.(Æ) 2,231 68
Lincoln Educational Services Corp.(Æ) 17,534 296
Lithia Motors, Inc. Class A 125 37
LVMH Moet Hennessy Louis Vuitton
SE
1,897 1,047
Magnite , Inc.(Æ) 5,026 60
Mahindra & Mahindra, Ltd. 38,178 1,325
Matthews International Corp. Class A 22,402 458
Mazda Motor Corp. 9,000 54
McDonald's Corp. 1,544 494
Meituan Class B(Æ)(Þ) 21,700 363
MercadoLibre , Inc.(Æ) 98 228
Midea Group Co., Ltd. Class A 20,400 207
Moncler SpA 1,798 111
Netflix, Inc. Class B(Æ) 549 621
Next PLC 3,452 569
Nintendo Co., Ltd. 4,400 368
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Omnicom Group, Inc. 1,814 138
O'Reilly Automotive, Inc.(Æ) 169 239
Oriental Holdings BHD 55,067 89
Pernod Ricard SA 4,778 516
PulteGroup, Inc. 1,540 158
Rational AG 44 38
Rolls-Royce Holdings PLC 27,677 279
Rush Street Interactive, Inc.(Æ) 36,502 443
Scout24 SE(Þ) 3,916 465
SEA, Ltd. - ADR(Æ) 2,532 339
Secom Co., Ltd. 5,000 184
Sekisui Chemical Co., Ltd. 6,700 117
SJM Holdings, Ltd.(Æ) 380,000 106
Spectris PLC 37,154 1,000
Stride, Inc.(Æ) 2,423 345
Target Corp. 1,000 97
Tencent Holdings, Ltd. 63,166 3,920
Tencent Holdings, Ltd. - ADR 7, 897 482
Tesla, Inc.(Æ) 1,019 288
Thule Group AB (The)(Þ) 7,703 177
TJX Cos., Inc. (The) 7,243 932
Toyota Industries Corp. 5,900 694
Tri Pointe Homes, Inc.(Æ) 26,694 821
Universal Music Group NV 18,383 538
Universal Technical Institute, Inc.(Æ) 6,966 195
Volkswagen AG 750 83
Walmart, Inc. 8,313 808
Weichai Power Co., Ltd. Class A 213,000 445
Williams-Sonoma, Inc. 682 105
Wolters Kluwer NV 1,262 223
Wuliangye Yibin Co., Ltd. Class A 5,400 96
Yamaha Corp. 89,700 655
51,380
Consumer Staples - 3.2%
Albertsons Cos., Inc. Class A 6,865 151
Alimentation Couche-Tard, Inc. 2,724 142
Altria Group, Inc. 11,623 687
Ambev SA 100,045 257
Anheuser-Busch InBev SA 3,878 255
Archer-Daniels-Midland Co. 3,142 150
Asahi Group Holdings, Ltd. 12,000 166
Astarta Holding PLC 10,517 148
Barry Callebaut AG 62 56
Beiersdorf AG 1,101 155
BIM Birlesik Magazalar AS 16,010 188
BrasilAgro - Companhia Brasileira de
Propiedades Agricolas
13,161 49
British American Tobacco PLC 8,456 367
Campbell Co. (The) 3,019 110
Carrefour SA 18,199 280
Chagee Holdings, Ltd. - ADR(Æ) 3,213 108
China Mengniu Dairy Co., Ltd. 329,000 828
China Resources Beverage Holdings
Co, Ltd.(Æ)
132,197 237

See accompanying notes which are an integral part of the financial statements.
696 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chocoladefabriken Lindt & Spruengli
AG
1 142
Church & Dwight Co., Inc. 1,714 170
Clorox Co. (The) 928 132
Coca-Cola Co. (The) 4,331 314
Coca-Cola Icecek AS 122,279 166
Colgate-Palmolive Co. 5,505 507
Conagra Brands, Inc. 4,314 107
CP ALL PCL 250,300 386
CVS Health Corp. 3,880 259
DO & CO AG(Æ) 1,692 269
Essity Aktiebolag Class B 4,911 142
First Pacific Co., Ltd. 150,000 101
First Resources, Ltd. 140,297 163
General Mills, Inc. 4,198 238
Genting Plantations BHD 48,600 55
George Weston, Ltd. 924 180
Golden Agri-Resources, Ltd. 2,450,000 451
Grocery Outlet Holding Corp.(Æ) 28,452 478
GS Holdings Corp. 7,677 209
Haleon PLC 151,443 759
Henkel AG & Co. KGaA 376 26
Hershey Co. (The) 760 127
Imperial Tobacco Group PLC 6,219 255
Japan Tobacco, Inc. 5,200 160
JDE Peet's NV 2,595 63
JM Smucker Co. (The) 1,080 126
Kao Corp. 3,800 162
Kato Sangyo Co., Ltd. 2,400 84
Kellanova 1,879 156
Kimberly-Clark Corp. 1,603 211
Kirin Holdings Co., Ltd. 10,900 165
Koninklijke Ahold Delhaize NV 4,689 192
Kraft Heinz Co. (The) 3,366 98
Kroger Co. (The) 4,862 351
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
105,913 —
Lifevantage Corp. 4,070 50
Loblaw Cos., Ltd. 1,167 189
Marks & Spencer Group PLC 26,704 139
Metro, Inc. Class A 2,416 186
Mondelez International, Inc. Class A 2,470 168
Monster Beverage Corp.(Æ) 8,210 494
National Vision Holdings, Inc.(Æ) 62,970 778
PepsiCo, Inc. 4,675 634
Philip Morris International, Inc. 4,781 819
Procter & Gamble Co. (The) 3,763 612
Puregold Price Club, Inc. 207,600 119
Raia Drogasil SA 32,442 113
Sprouts Farmers Market, Inc.(Æ) 502 86
Tyson Foods, Inc. Class A 2,833 173
Unicharm Corp. 51,900 481
Unilever PLC 2,317 147
Uni -President Enterprises Corp. 58,000 140
Wal-Mart de Mexico SAB de CV 91,076 289
WH Group, Ltd.(Þ) 215,669 194
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zabka Group SA(Æ) 32,550 186
17,735
Energy - 2.2%
ABB, Ltd. 5,874 385
AltaGas , Ltd. 5,744 170
Baker Hughes Co. 10,463 370
Cenovus Energy, Inc. 45,530 536
Chevron Corp. 3,526 480
Coterra Energy, Inc. 6,468 159
Ecopetrol SA - ADR 13,826 112
EOG Resources, Inc. 2,125 234
EQT Corp. 4,224 209
Equinor ASA Class N 6,665 152
Eramet SA 2,099 117
Expro Group Holdings NV(Æ) 36,362 301
Exxon Mobil Corp. 8,358 883
Gazprom PJSC(Æ)(Š) 332,583 —
Japan Petroleum Exploration Co., Ltd. 12,600 90
Kinder Morgan, Inc. 19,263 507
LUKOIL PJSC(Æ)(Š) 8,302 —
Matrix Service Co.(Æ) 25,963 301
NAC Kazatomprom JSC - GDR(Þ) 14,788 494
Natural Gas Services Group, Inc.(Æ) 3,609 65
Nexgen Energy, Ltd.(Æ) 24,361 127
NPK International, Inc.(Æ) 10,769 62
ONEOK, Inc. 5,104 419
Paladin Energy, Ltd.(Æ) 96,390 361
Petroleo Brasileiro SA - ADR 42,504 480
Phillips 66 1,281 133
Range Resources Corp. 15,825 537
Reliance Industries, Ltd. 29,799 496
Schneider Electric SE 4,989 1,169
Shell PLC 16,958 543
Suncor Energy, Inc. 6,865 242
Targa Resources Corp. 2,900 496
TechnipFMC PLC 7,896 222
Teck Resources, Ltd. Class B 11,929 405
Tongwei Co., Ltd. Class A 81,100 182
TotalEnergies SE 3,977 225
Tourmaline Oil Corp. 3,728 165
Tullow Oil PLC(Æ) 213,313 37
United States Antimony Corp.(Æ) 31,419 101
Viper Energy, Inc. 7,371 297
YPF SA - ADR(Æ) 1,107 33
12,297
Financial Services - 17.7%
ABN AMRO Bank NV(Þ) 19,429 403
Aedifica SA(ö) 1,785 143
Aflac, Inc. 2,921 317
Agree Realty Corp.(ö) 4,603 357
AIA Group, Ltd. 111,000 839
AIB Group PLC 25,676 173
Air Lease Corp. Class A 19,567 915

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 697
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Akbank TAS 141,031 178
Allianz SE 1,290 533
Allstate Corp. (The) 818 162
Alpha FX Group PLC(Þ) 8,875 323
Alpha Services and Holdings SA 140,457 343
Amadeus IT Group SA Class A 5,127 403
American Homes 4 Rent Class A(ö) 6,853 256
Americold Realty Trust, Inc.(ö) 21,431 414
Arch Capital Group, Ltd. 2,551 231
ARGAN SA(ö) 1,319 91
Ashmore Group PLC 23,350 45
Assurant, Inc. 655 126
AvalonBay Communities, Inc.(ö) 1,163 244
Azrieli Group, Ltd. 358 26
Bajaj Finance, Ltd. 5,665 579
Baloise Holding AG 673 149
Banco BTG Pactual SA(Æ) 32,192 216
Banco Santander SA 7,337 52
Bank Central Asia Tbk PT 1,543,022 829
Bank Leumi Le-Israel BM 19,359 276
Bank Mandiri Persero Tbk PT 2,426,292 717
Bank of America Corp. 17,816 711
Bank of China, Ltd. 50,000 209
Bank of Ireland Group PLC 49,394 584
Bank of Montreal 1,235 118
Bank of New York Mellon Corp. (The) 3,102 249
Bank of Nova Scotia (The) 4,521 226
BDO Unibank , Inc. 274,912 784
Beazley PLC 36,138 427
Berkshire Hathaway, Inc. Class B(Æ) 2,119 1,130
BGC Group, Inc. Class A 153,243 1,388
Big Yellow Group PLC(ö) 10,673 143
BlackRock, Inc. 207 189
BNP Paribas SA 5,228 442
Brambles, Ltd. 14,820 195
British Land Co. PLC (The)(ö) 12,481 66
Brixmor Property Group, Inc.(ö) 24,103 600
Broadstone Net Lease, Inc.(ö) 36,595 592
Brookfield Corp. 1,744 94
Brown & Brown, Inc. 1,601 177
BXP, Inc.(ö) 1,910 122
Canadian Imperial Bank of Commerce 4,417 279
CapitaLand Integrated Commercial
Trust Class A(ö)
252,400 416
Capitec Bank Holdings, Ltd. 1,594 296
Catena AB 1,750 83
Chailease Holding Co., Ltd. 102,000 366
Charles Schwab Corp. (The) 11,921 970
Charter Hall Group(ö) 31,924 347
China Construction Bank Corp. Class
H
418,694 346
China International Capital Corp., Ltd.
Class H(Þ)
147,600 256
China Merchants Bank Co., Ltd. Class
H
45,000 248
China Resources Land, Ltd. 134,000 456
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chubb, Ltd. 1,692 484
Cincinnati Financial Corp. 1,114 155
CITIC Securities Co., Ltd. Class H 57,500 143
Citigroup, Inc. 6,267 429
CK Hutchison Holdings, Ltd. Class B 119,500 673
Close Brothers Group PLC(Æ) 20,831 91
CME Group, Inc. Class A 4,247 1,177
Country Garden Services Holdings
Co., Ltd.
190,000 170
Cresud SACIF y A - ADR 9,463 104
Crown Castle, Inc.(ö) 10,622 1,123
Dai-ichi Life Holdings, Inc. 5,300 38
Dave, Inc.(Æ) 2,024 192
DBS Group Holdings, Ltd. 5,500 180
Digital Core REIT Management Pte ,
Ltd.(ö)
201,600 101
Digital Realty Trust, Inc.(ö) 12,799 2,055
DLF, Ltd. 22,198 177
DNB Bank ASA 7,554 190
EastGroup Properties, Inc.(ö) 2,946 481
EQT AB 3,348 98
Equinix , Inc.(ö) 1,408 1,212
Erste Group Bank AG 3,767 254
Essex Property Trust, Inc.(ö) 1,883 526
EXOR NV 673 64
Extra Space Storage, Inc.(ö) 7,861 1,152
Fairfax Financial Holdings, Ltd. 127 198
Fastighets AB Balder Class B(Æ) 30,910 222
Fidelity National Financial, Inc. 3,312 212
FinecoBank Banca Fineco SpA 36,609 729
Franklin Resources, Inc. 11,074 208
Frasers Centrepoint Trust(ö) 124,200 215
FTAI Aviation, Ltd. 1,570 168
Generali 6,918 252
Goodman Group(ö) 52,766 1,019
Grainger PLC 63,116 182
Grupo Financiero Banorte SAB de CV
Class O
30,649 263
Grupo Financiero Galicia SA
- ADR(Æ)
609 37
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
4,621 112
Hang Seng Bank, Ltd. 12,700 178
Hankook Technology Group Co., Ltd. 12,565 133
Hannover Rueck SE 709 226
Hartford Financial Services Group, Inc.
(The)
2,282 280
HDFC Bank, Ltd. 50,037 1,141
HDFC Bank, Ltd. - ADR 5,0 12 364
Healthcare Realty Trust, Inc.(ö) 33,737 524
Highwoods Properties, Inc.(ö) 6,970 198
Hiscox , Ltd. 25,619 377
Hong Kong Exchanges & Clearing,
Ltd.
14,000 621
Hongkong Land Holdings, Ltd. 16,200 80
Host Hotels & Resorts, Inc.(ö) 49,325 696
HSBC Holdings PLC 31,226 347

See accompanying notes which are an integral part of the financial statements.
698 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
iA Financial Corp., Inc. 1,983 193
ICICI Bank, Ltd. 118,111 1,987
Industrivarden AB Class A 732 26
Ingenia Communities Group(ö) 84,515 301
Intact Financial Corp. 820 182
Investor AB Class B 8,068 241
Invitation Homes, Inc.(ö) 41,631 1,423
Iron Mountain, Inc.(ö) 11,634 1,043
Itau Unibanco Holding SA - ADR 39,618 250
Japan Metropolitan Fund Investment
Corp.(ö)
441 293
Japan Post Bank Co., Ltd. Class A 19,600 201
Japan Post Holdings Co., Ltd. 15,400 150
Japan Real Estate Investment Corp.(ö) 235 186
JPMorgan Chase & Co. 4,910 1,201
Kasikornbank PCL 20,000 96
KB Financial Group, Inc. 2,849 181
KE Holdings, Inc. - ADR 44,573 905
Kemper Corp. 25,332 1,498
Kilroy Realty Corp.(ö) 7,373 232
Kimco Realty Corp.(ö) 40,686 813
Klepierre SA(ö) 11,916 437
Korean Reinsurance Co. 19,020 108
Lamar Advertising Co. Class A(ö) 845 96
Land Securities Group PLC(ö) 34,775 275
LEG Immobilien SE 3,113 263
Link REIT(ö) 90,300 423
London Stock Exchange Group PLC 7,172 1,113
LondonMetric Property PLC(ö) 224,296 577
Longfor Group Holdings, Ltd.(Þ) 363,000 492
LSR Group PJSC(Æ)(Š) 33,861 —
LX Holdings Corp. 1,012 5
M&T Bank Corp. 887 151
Macrotech Developers, Ltd.(Þ) 10,860 170
Manulife Financial Corp. 10,278 315
Marex Group PLC 7,566 336
Markel Group, Inc.(Æ) 98 178
Marsh & McLennan Cos., Inc. 1,845 416
MasterCard, Inc. Class A 4,681 2,565
Mercialys SA(ö) 4,973 66
MetLife, Inc. 336 25
Mid-America Apartment Communities,
Inc.(ö)
660 105
Millrose Properties, Inc. Class A(ö) 649 16
Mirvac Group(ö) 134,021 196
Mitsubishi Estate Co., Ltd. 47,599 836
Mitsubishi UFJ Financial Group, Inc. 10,000 127
Mitsui Fudosan Co., Ltd. 88,300 872
Mitsui Fudosan Logistics Park, Inc.(ö) 447 319
Mizuho Financial Group, Inc. 12,200 307
Morgan Stanley 1,729 200
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
182,429 —
Muenchener Rueckversicherungs-
Gesellschaft AG
1,187 809
National Bank Holdings Corp. Class A 20,094 727
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NatWest Group PLC 84,049 537
New China Life Insurance Co., Ltd.
Class H
127,100 469
Newmark Group, Inc. Class A 58,973 648
Nippon Accommodations Fund, Inc.(ö) 299 244
Nippon Building Fund, Inc.(ö) 76 71
Nippon Prologis REIT, Inc.(ö) 132 218
Nomura Holdings, Inc. 20,700 115
Nomura Real Estate Holdings, Inc. 12,300 73
Nomura Real Estate Master Fund, Inc.
(ö)
227 226
Northern Trust Corp. 1,397 131
Nyfosa AB 10,772 102
Omega Healthcare Investors, Inc.(ö) 13,495 527
Orix JREIT, Inc.(ö) 96 121
Oversea-Chinese Banking Corp., Ltd. 13,500 168
Palomar Holdings, Inc.(Æ) 1,242 180
Parkway Life Real Estate Investment
Trust(ö)
84,700 274
Perella Weinberg Partners 26,610 457
Ping An Insurance Group Co. of China,
Ltd. Class H
68,267 413
Piper Sandler Cos. 422 102
Piraeus Financial Holdings SA 63,887 360
PNC Financial Services Group, Inc.
(The)
841 135
Powszechna Kasa Oszczednosci Bank
Polski SA
11,328 219
Progressive Corp. (The) 871 245
Prologis, Inc.(ö) 14,911 1,524
Prosperity Bancshares, Inc. 16,044 1,089
Prosus NV 16,385 768
Prudential PLC 21,296 227
Public Storage(ö) 3,405 1,023
Qifu Technology, Inc. - ADR 18,037 740
Raiffeisen Bank International AG 1,540 41
Raymond James Financial, Inc. 1,214 166
REA Group, Ltd. 822 131
Realty Income Corp.(ö) 10,857 628
Regions Financial Corp. 6,720 137
RELX PLC 20,325 1,107
Resona Holdings, Inc. 62,500 500
Roko AB(Æ) 554 117
Royal Bank of Canada 3,522 423
Safestore Holdings PLC(ö) 29,966 252
Sampo OYJ Class A 15,515 155
Samsung Fire & Marine Insurance Co.,
Ltd.
963 253
Saudi National Bank (The) 17,980 172
SBA Communications Corp.(ö) 1,379 336
Sberbank of Russia PJSC(Æ)(Š) 334,627 —
SBI Life Insurance Co., Ltd.(Þ) 5,889 123
Schroders PLC 48,179 213
SGS SA 1,745 171
Shriram Finance, Ltd. 55,029 399
Shurgard Self Storage, Ltd.(ö) 1,309 54
Simon Property Group, Inc.(ö) 7,708 1,213

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 699
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Skyward Specialty Insurance Group,
Inc.(Æ)
2,172 115
Societe Generale SA 1,224 64
Sprott , Inc. 1,145 60
Standard Bank Group, Ltd. 11,007 137
Stockland(ö) 145,571 513
Sumitomo Mitsui Financial Group, Inc. 6,900 165
Sun Communities, Inc.(ö) 8,197 1,020
Sun Hung Kai Properties, Ltd. 35,000 331
Sun Life Financial, Inc. 3,358 200
Swiss Prime Site AG Class A 1,687 238
Swiss Re AG 1,109 198
Swissquote Group Holding SA 775 402
T Rowe Price Group, Inc. 1,150 102
TAG Immobilien AG 10,994 178
Talanx AG 952 109
Toronto-Dominion Bank (The) 2,852 182
Travelers Cos., Inc. (The) 955 252
UBS Group AG 19,133 577
UDR, Inc.(ö) 16,658 698
Unibail - Rodamco -Westfield(ö) 3,922 332
Unite Group PLC (The)(ö) 5,191 60
United Overseas Bank, Ltd. 6,200 165
Ventas, Inc.(ö) 2,614 183
VGP NV 963 89
VICI Properties, Inc.(ö) 14,084 451
Vienna Insurance Group AG Wiener
Versicherung Gruppe
382 18
Visa, Inc. Class A 2,036 703
Vonovia SE 13,783 457
VTB Bank PJSC(Æ)(Š) 58,930 —
W.R. Berkley Corp. 3,174 228
Warehouses De Pauw CVA(ö) 5,305 136
Webster Financial Corp. 17,098 809
Wells Fargo & Co. 4,524 321
Welltower , Inc.(ö) 21,088 3,218
Weyerhaeuser Co.(ö) 14,801 384
Wharf Real Estate Investment Co., Ltd. 96,000 231
Wintrust Financial Corp. 790 88
Yellow Cake PLC(Æ)(Þ) 37,169 214
Yoma Strategic Holdings, Ltd.(Æ) 978,808 52
Zurich Insurance Group AG 611 431
98,135
Health Care - 6.2%
Abbott Laboratories 2,085 273
AbbVie, Inc. 2,354 459
Adaptive Biotechnologies Corp.(Æ) 7,756 57
ADMA Biologics, Inc.(Æ) 36,179 861
Alcon, Inc. 6,435 627
Align Technology, Inc.(Æ) 783 136
Alignment Healthcare, Inc.(Æ) 5,416 96
Ambu A/S Class B 11,685 210
Amgen, Inc. 63 18
Artivion , Inc.(Æ) 3,692 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AstraZeneca PLC 9,565 1,371
AtriCure , Inc.(Æ) 7,512 225
Aurobindo Pharma, Ltd.(Æ) 46,178 674
Axogen , Inc.(Æ) 6,813 111
BioLife Solutions, Inc.(Æ) 4,516 109
Boston Scientific Corp.(Æ) 2,480 255
Butterfly Network, Inc.(Æ) 21,875 51
CareDx , Inc.(Æ) 9,106 154
Cencora , Inc. Class A 832 244
Centene Corp.(Æ) 2,655 159
Chemed Corp. 460 268
ChemoMetec A/S 6,026 435
Chong Kun Dang Pharmaceutical Corp. 1,743 100
Cigna Group (The) 2,102 715
Cooper Cos, Inc. (The)(Æ) 6,912 565
Corcept Therapeutics, Inc.(Æ) 3,945 284
Danaher Corp. 2,354 469
Elevance Health, Inc. 785 330
Eli Lilly & Co. 1,325 1,191
Enovis Corp. Class W(Æ) 46,378 1,604
Euroapi SA(Æ) 31,910 99
Fisher & Paykel Healthcare Corp., Ltd. 2,597 53
Fresenius SE & Co. 5,418 257
FUJIFILM Holdings Corp. 6,900 141
GeneDx Holdings Corp.(Æ) 5,318 356
Genmab A/S(Æ) 826 174
Gilead Sciences, Inc. 4,851 517
GSK PLC 9,762 193
Guardian Pharmacy Services, Inc.
Class A(Æ)
2,907 73
HCA Healthcare, Inc. 988 341
Henry Schein, Inc.(Æ) 1,648 107
Humana, Inc. 534 140
IDEXX Laboratories, Inc.(Æ) 651 282
Innovent Biologics, Inc.(Æ)(Þ) 134,000 935
Innoviva , Inc.(Æ) 31,955 597
Insmed , Inc.(Æ) 3,280 236
Insulet Corp.(Æ) 436 110
Intuitive Surgical, Inc.(Æ) 785 405
iRadimed Corp. 1,299 68
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A
17,200 121
Johnson & Johnson 9,910 1,549
Kyorin Pharmaceutical Co., Ltd. 18,500 191
Labcorp Holdings, Inc. 668 161
Lifco AB Class B 10,988 429
Ligand Pharmaceuticals, Inc. Class
B(Æ)
2,052 225
Lonza Group AG 711 507
Masimo Corp.(Æ) 1,242 200
McKesson Corp. 301 215
Medpace Holdings, Inc.(Æ) 425 131
Medtronic PLC 6,753 572
Merck & Co., Inc. 6,293 536
Merck KGaA 730 101
Mirum Pharmaceuticals, Inc.(Æ) 2,196 95

See accompanying notes which are an integral part of the financial statements.
700 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Molina Healthcare, Inc.(Æ) 1,073 351
Natera , Inc.(Æ) 1,132 171
Novartis AG 3,596 407
Novo Nordisk A/S Class B 27,246 1,815
Otsuka Holdings Co., Ltd. 2,600 127
PACS Group, Inc.(Æ) 3,576 34
Penumbra, Inc.(Æ) 542 159
Pfizer, Inc. 25,147 614
Phreesia , Inc.(Æ) 2,861 71
Pro Medicus , Ltd. 865 128
Quest Diagnostics, Inc. 933 166
RadNet , Inc.(Æ) 3,670 192
Regeneron Pharmaceuticals, Inc. 188 113
Roche Holding AG 1,491 501
Samsung Biologics Co., Ltd.(Æ)(Þ) 620 459
Sanofi SA 8,147 893
Sartorius Stedim Biotech 1,578 370
Shionogi & Co., Ltd. 11,100 186
SI-BONE, Inc.(Æ) 6,665 91
Siemens Healthineers AG(Þ) 3,134 168
Smith & Nephew PLC 44,765 630
Straumann Holding AG 1,743 213
Stryker Corp. 558 209
Summit Therapeutics, Inc.(Æ) 2,574 62
Suzuken Co., Ltd. 1,200 44
Teleflex, Inc. 9,523 1,305
Terumo Corp. 8,300 159
UFP Technologies, Inc.(Æ) 226 47
United Therapeutics Corp.(Æ) 498 151
UnitedHealth Group, Inc. 2,749 1,131
Universal Health Services, Inc. Class B 848 150
Vertex Pharmaceuticals, Inc.(Æ) 1,499 764
WuXi AppTec Co., Ltd. Class H(Þ) 28,300 221
Zoetis, Inc. Class A 840 131
34,488
Materials and Processing - 5.4%
AddTech AB Class B 6,031 205
Aluminum Corp. of China, Ltd. Class A 314,700 278
Aluminum Corp. of China, Ltd. Class
H
196,000 106
Amcor PLC 12,264 113
Anglo American Platinum, Ltd. 23,831 823
Anglo American PLC 12,690 344
Anglogold Ashanti PLC 33,989 1,433
Anhui Conch Cement Co., Ltd. Class A 231,500 769
ArcelorMittal SA 13,153 391
Aris Mining Corp.(Æ) 36,956 202
Atlas Arteria, Ltd. 126,740 420
Barrick Gold Corp. 29,392 560
Bear Creek Mining Corp.(Æ) 109,903 14
Belimo Holding AG 158 134
BHP Group, Ltd. 5,809 138
BrightView Holdings, Inc.(Æ) 48,430 664
Carpenter Technology Corp. 769 150
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Carrier Global Corp. 8,010 501
CCL Industries, Inc. Class B 2,632 138
Cemex SAB de CV - ADR 25,015 154
Century Aluminum Co.(Æ) 34,642 568
Copart , Inc.(Æ) 8,322 508
CRH PLC 1,737 165
Croda International PLC 19,609 770
Diploma PLC 5,550 295
Ecolab, Inc. 819 206
Equinox Gold Corp.(Æ) 45,164 304
ERO Copper Corp.(Æ) 35,058 437
Fastenal Co. 3,996 324
Ferroglobe PLC 59,078 206
First Quantum Minerals, Ltd.(Æ) 43,891 589
Freeport-McMoRan, Inc. 11,751 423
Fresnillo PLC 19,267 258
Gabriel Resources, Ltd.(Æ) 80,280 6
Geberit AG 603 419
General Electric Co. 2,089 421
Givaudan SA 57 275
Glencore PLC(Æ) 222,771 727
Gold Fields, Ltd. - ADR 16,305 368
Heidelberg Materials AG 1,494 295
Hindalco Industries, Ltd. 132,617 982
Holcim AG(Æ) 2,765 307
Huntsman Corp. 30,565 407
Impala Platinum Holdings, Ltd.(Æ) 131,989 794
International Tower Hill Mines, Ltd.
(Æ)
104,920 65
Ivanhoe Electric, Inc.(Æ) 14,706 93
Ivanhoe Mines, Ltd. Class A(Æ) 45,155 401
K+S AG 29,904 520
Kinross Gold Corp. 2,113 31
Knife River Corp.(Æ) 1,502 140
Kronos Worldwide, Inc. 81,137 626
Linde PLC 2,277 1,032
LKQ Corp. 2,576 98
Lotte Chemical Corp. 2,801 119
Luks Group Vietnam Holdings Co.,
Ltd.
224,000 21
Lundin Mining Corp. 12,643 103
LyondellBasell Industries NV Class A 1,791 104
MHP SE - GDR(Æ)(Þ) 42,015 212
Mitsui Chemicals, Inc. 2,200 48
Mondi PLC 7,834 119
Motiva Infraestrutura de Mobilidade
SA
74,434 176
Newmont Corp. 7,592 399
Northern Dynasty Minerals, Ltd.(Æ) 162,260 186
NovaGold Resources, Inc.(Æ) 65,703 278
Novonesis ( Novozymes ) B Class B 13,775 894
Nucor Corp. 952 114
Nutrien , Ltd. 1,980 113
Polyus PJSC(Æ)(Š) 48,690 —
PPG Industries, Inc. 1,131 123

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 701
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Promotora y Operadora de
Infraestructura SAB de CV
14,183 159
Rio Tinto PLC 2,628 157
Rio Tinto, Ltd. 2,111 160
Royal Gold, Inc. 845 154
RPM International, Inc. 1,488 159
Sandstorm Gold, Ltd. 9,051 79
Seabridge Gold, Inc.(Æ) 39,791 495
Shandong Gold Mining Co., Ltd. Class
H(Þ)
22,750 67
Sherwin-Williams Co. (The) 1,910 674
Shin-Etsu Chemical Co., Ltd. 15,000 456
Sibanye Stillwater, Ltd.(Æ) 55,666 64
Siemens AG 2,787 639
Sociedad Quimica y Minera de Chile
SA - ADR
8,746 299
SOL SpA 5,311 242
Southern Copper Corp. 354 32
Symrise AG 8,574 986
Ternium SA - ADR 4,404 127
thyssenkrupp AG 17,656 201
Vale SA 39,848 371
Vale SA Class B - ADR 22,444 209
Western Copper & Gold Corp.(Æ) 31,468 35
Zijin Mining Group Co., Ltd. Class H 280,000 613
29,984
Producer Durables - 7.7%
Adyen NV(Æ)(Þ) 258 418
Aena SME SA(Þ) 3,122 785
Aeroports de Paris SA 2,515 315
Airbus SE 4,487 751
Airtac International Group 22,000 608
Allfunds Group PLC 43,285 245
AP Moller - Maersk A/S Class A 51 87
AP Moller - Maersk A/S Class B 103 177
Argan , Inc. 1,460 224
Atlas Copco AB Class A 10,792 169
Atlas Copco AB Class B 10,264 144
Auckland International Airport, Ltd. 36,807 165
Automatic Data Processing, Inc. 526 158
Avery Dennison Corp. 818 140
BAE Systems PLC 27,880 641
Beijing Capital International Airport
Co., Ltd. Class H(Æ)
398,000 144
BWX Technologies, Inc. 158 17
Canadian Pacific Kansas City, Ltd. 7,837 568
Canon, Inc. 4,500 139
CECO Environmental Corp.(Æ) 1,490 35
Cellnex Telecom SA(Þ) 5,315 215
Central Japan Railway Co. 6,500 133
Charoen Pokphand Foods PCL 222,600 176
China Communications Services Corp.,
Ltd. Class H
258,886 136
China Tower Corp., Ltd. Class H(Þ) 142,000 206
Cintas Corp. 3,240 686
Construction Partners, Inc. Class A(Æ) 1,467 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Contemporary Amperex Technology
Co., Ltd. Class A
10,200 325
CSX Corp. 31,381 881
Custom Truck One Source, Inc.(Æ) 180,316 727
Danone SA 6,356 547
Deutsche Post AG 27,622 1,175
DL E&C Co., Ltd. 9,784 299
Dover Corp. 991 169
Eiffage SA 1,695 231
Embraer SA - ADR(Æ) 4,678 215
EMCOR Group, Inc. 683 274
Equifax, Inc. 2,564 667
ESCO Technologies, Inc. 428 67
Expeditors International of Washington,
Inc.
1,227 135
FedEx Corp. 1,067 224
Flughafen Zurich AG 1,786 453
Fortive Corp. 2,075 145
Fukuda Corp. 1,400 52
Fuyao Glass Industry Group Co., Ltd.
Class A
58,800 471
GE Vernova , Inc. 935 347
GEA Group AG 17,924 1,163
General Dynamics Corp. 1,578 429
Getlink SE 38,970 740
GFL Environmental, Inc. 3,308 165
GMR Infrastructure, Ltd.(Æ) 300,707 311
Graco , Inc. 4,740 387
Grupo Aeroportuario del Pacifico SAB
de CV Class B
33,501 680
Grupo Aeroportuario del Sureste SAB
de CV Class B
11,528 365
Guangshen Railway Co., Ltd. Class H 462,000 101
Halma PLC 12,317 455
Hi Sun Technology China, Ltd.(Æ) 864,000 35
Holley, Inc.(Æ) 124,878 268
Honeywell International, Inc. 1,152 243
Huntington Ingalls Industries, Inc. 591 136
Illinois Tool Works, Inc. 620 149
Infrastrutture Wireless Italiane SpA (Þ) 6,342 76
InterGlobe Aviation, Ltd.(Æ)(Þ) 17,409 1,083
Intertek Group PLC 10,545 645
Jacobs Solutions, Inc. 1,056 131
Japan Airport Terminal Co., Ltd. 11,800 339
Jardine Matheson Holdings, Ltd. 917 41
JSW Infrastructure, Ltd. 18,790 65
Kamigumi Co., Ltd. 4,100 100
KION Group AG 1,075 45
Knorr- Bremse AG 4,658 460
Kone OYJ Class B 3,592 223
Kongsberg Gruppen ASA 2,067 333
Korean Air Lines Co., Ltd. 2,948 44
L3Harris Technologies, Inc. 593 130
Larsen & Toubro, Ltd. 5,147 204
Latham Group, Inc.(Æ) 10,127 55
Limbach Holdings, Inc.(Æ) 2,902 278
Lockheed Martin Corp. 589 281

See accompanying notes which are an integral part of the financial statements.
702 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Logitech International SA 3,168 242
Mama's Creations, Inc.(Æ) 31,107 205
Marubeni Corp. 8,400 149
Mercury Systems, Inc.(Æ) 2,851 143
Mettler -Toledo International, Inc.(Æ) 627 671
Mitsubishi Corp. 12,535 238
Mitsubishi Electric Corp. 21,300 413
Mitsui OSK Lines, Ltd. 3,900 130
Moody's Corp. 2,392 1,084
Mueller Industries, Inc. 3,323 244
MYR Group, Inc.(Æ) 4,685 573
Nestle SA 9,013 959
Nippon Yusen 5,200 169
Norfolk Southern Corp. 209 47
Northrop Grumman Corp. 322 157
Otis Worldwide Corp. 5,558 535
PACCAR, Inc. 2,370 214
Pan Ocean Co., Ltd. 54,216 127
Paychex, Inc. 1,307 192
Paymentus Holdings, Inc. Class A(Æ) 2,836 92
PHA Co., Ltd. 8,879 62
Proficient Auto Logistics, Inc.(Æ) 69,158 575
Republic Services, Inc. Class A 740 186
Rollins, Inc. 8,961 512
Ryanair Holdings PLC - ADR 19,071 913
S&P Global, Inc. 1,455 728
Samsung Heavy Industries Co., Ltd.
(Æ)
15,718 161
Schindler Holding AG 237 84
Sezzle , Inc.(Æ) 1,308 68
SF Holding Co., Ltd. Class H(Æ) 28,856 145
Siam Cement PCL (The) 14,600 70
Sterling Infrastructure, Inc.(Æ) 588 88
Techtronic Industries Co., Ltd. 52,500 534
Teledyne Technologies, Inc.(Æ) 308 144
Textron, Inc. 1,911 134
Trade Desk, Inc. (The) Class A(Æ) 3,776 203
TransDigm Group, Inc. 495 699
Transurban Group(Æ) 97,483 881
Trelleborg AB Class B 6,154 215
Tutor Perini Corp.(Æ) 50,994 1,094
Union Pacific Corp. 909 196
Verisk Analytics, Inc. Class A 556 165
Vertiv Holdings Co. Class A 3,272 279
Vinci SA 3,419 481
W.W. Grainger, Inc. 234 240
Wartsila OYJ Abp Class B 7,571 140
Waste Management, Inc. 933 218
Weir Group PLC (The) 40,014 1,201
West Japan Railway Co. 11,000 231
WSP Global, Inc. 898 159
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A
33,000 91
Yangzijiang Shipbuilding Holdings,
Ltd.
65,543 112
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
42,760
Technology - 12.7%
8x8, Inc.(Æ) 332,978 589
AAC Technologies Holdings, Inc. 128,500 617
Accenture PLC Class A 585 175
Adobe, Inc.(Æ) 1,149 431
Airbnb, Inc. Class A(Æ) 6,341 773
Akamai Technologies, Inc.(Æ) 1,388 112
Alpha & Omega Semiconductor, Ltd.
(Æ)
40,469 762
Alphabet, Inc. Class A 18,573 2,949
Alphabet, Inc. Class C 11,587 1,864
Amentum Holdings, Inc.(Æ) 4,917 107
ANSYS, Inc.(Æ) 1,335 430
Apple, Inc. 32,282 6,860
Applied Materials, Inc. 5,935 894
AppLovin Corp. Class A(Æ) 82 22
ASM International NV 961 471
ASML Holding NV 1,405 941
Assa Abloy AB Class B 28,747 863
Atlassian Corp. Class A(Æ) 1,397 319
Auto Trader Group PLC(Þ) 17,414 196
Autodesk, Inc.(Æ) 201 55
AvePoint , Inc.(Æ) 18,322 300
Baidu, Inc. Class A(Æ) 46,850 518
BE Semiconductor Industries NV 1,761 191
Bilibili , Inc. Class Z(Æ) 11,500 203
Blend Labs, Inc. Class A(Æ) 7,990 27
Booking Holdings, Inc. 85 433
Broadcom, Inc. 9,614 1,850
Cars.com, Inc.(Æ) 45,645 531
Cellebrite DI, Ltd.(Æ) 3,768 75
CGI, Inc. 1,952 207
Check Point Software Technologies,
Ltd.(Æ)
1,014 223
Ciena Corp.(Æ) 1,413 95
Cisco Systems, Inc. 14,238 822
Cognizant Technology Solutions Corp.
Class A
3,059 225
Constellation Software, Inc. 76 274
Credo Technology Group Holding, Ltd.
(Æ)
2,459 106
CyberArk Software, Ltd.(Æ) 595 210
DoorDash , Inc. Class A(Æ) 1,829 353
Electronic Arts, Inc. 2,741 398
EverQuote , Inc. Class A(Æ) 3,443 82
Extreme Networks, Inc.(Æ) 5,173 68
Fair Isaac Corp.(Æ) 173 344
Fiserv, Inc.(Æ) 1,142 211
Fortinet, Inc.(Æ) 1,352 140
GDS Holdings, Ltd. Class A(Æ) 20,800 66
Graham Corp.(Æ) 3,167 97
Hewlett Packard Enterprise Co. 9,799 159
Hon Hai Precision Industry Co., Ltd. 192,000 853
International Business Machines Corp. 1,014 245

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 703
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kanzhun , Ltd. - ADR(Æ) 6,292 96
Keyence Corp. 2,700 1,134
Kingsoft Cloud Holdings, Ltd.(Æ) 105,486 98
KLA Corp. 223 157
Lam Research Corp. 6,532 468
Leidos Holdings, Inc. 1,291 190
LG Corp. Class H 7,780 365
Lumentum Holdings, Inc. Class E(Æ) 2,306 136
Manhattan Associates, Inc.(Æ) 823 146
MediaTek , Inc. 21,000 890
Meta Platforms, Inc. Class A 3,784 2,077
Microsoft Corp. 15,004 5,930
MSCI, Inc. Class A 2,050 1,117
NAVER Corp. 1,381 195
NCR Voyix Corp.(Æ) 69,452 595
Nemetschek SE 4,578 604
NetEase , Inc. 12,400 267
Nokia OYJ 70,056 351
NVIDIA Corp. 22,212 2,419
Obic Co., Ltd. 4,500 157
Oddity Tech, Ltd. Class A(Æ) 2,273 140
Okta , Inc.(Æ) 927 104
ON Semiconductor Corp.(Æ) 2,229 88
Oracle Corp. 4,657 655
Orange SA 12,739 185
Palantir Technologies, Inc. Class A(Æ) 841 100
PAR Technology Corp.(Æ) 1,769 103
Parade Technologies, Ltd. 27,000 455
PAX Global Technology, Ltd. 70,000 42
Pegasystems , Inc. 1,834 169
Powerfleet , Inc.(Æ) 29,429 148
QUALCOMM, Inc. 5,182 769
Red Violet, Inc. 5,562 217
Reply SpA 2,919 519
Roku, Inc.(Æ) 1,165 79
Roper Technologies, Inc. 552 309
Salesforce, Inc. 2,018 542
Samsung Electronics Co., Ltd. 54,723 2,145
SAP SE 5,337 1,544
Shopify, Inc. Class A(Æ) 214 20
Signify NV(Þ) 37,865 788
Silicon Laboratories, Inc.(Æ) 803 82
Silicon Motion Technology Corp. 25,898 1,282
SimilarWeb , Ltd.(Æ) 7,631 58
Singapore Telecommunications, Ltd. 375,000 1,087
SiTime Corp.(Æ) 645 95
SK Hynix, Inc. 9,604 1,207
Skyworks Solutions, Inc. 1,550 100
SoftBank Corp. 181,000 274
Softcat PLC 13,035 291
Taiwan Semiconductor Manufacturing
Co., Ltd.
155,000 4,418
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
1 3 ,779 2,297
Texas Instruments, Inc. 1,056 169
Tokyo Electron, Ltd. 1,200 179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tower Semiconductor, Ltd.(Æ) 15,230 545
Trip.com Group, Ltd. - ADR 5,977 353
Uber Technologies, Inc.(Æ) 8,293 672
Vimeo, Inc.(Æ) 235,500 1,187
Vivid Seats, Inc. Class A(Æ) 225,234 633
Vodafone Group PLC 411,550 402
Wix.com, Ltd.(Æ) 337 57
Workiva , Inc.(Æ) 1,322 100
Zeta Global Holdings Corp. Class
A(Æ)
4,742 62
70,799
Utilities - 4.8%
AES Corp. (The) 8,534 85
Ameren Corp. 1,814 180
American Electric Power Co., Inc. 7,493 812
AT&T, Inc. 32,898 911
Atmos Energy Corp. 1,217 196
Bharti Airtel, Ltd. 86,451 1,909
BKV Corp.(Æ) 34,907 633
Brookfield Renewable Corp. 2,350 67
Canadian Natural Resources, Ltd. 11,575 332
Centrais Eletricas Brasileiras SA 58,898 456
CGN Power Co., Ltd. Class H(Þ) 776,000 247
Cheniere Energy, Inc. 2,601 601
China Gas Holdings, Ltd. 86,200 78
China Yangtze Power Co., Ltd. Class A 202,900 824
CMS Energy Corp. 2,024 149
ConocoPhillips 2,553 228
Consolidated Edison, Inc. 2,924 330
Constellation Energy Corp. 1,009 225
Deutsche Telekom AG 17,720 636
Dominion Energy, Inc. 5,421 295
DT Midstream, Inc. 1,679 163
DTE Energy Co. 1,059 145
Duke Energy Corp. 6,416 783
Edison International 5,058 271
EDP SA 48,404 191
Elisa OYJ 3,226 172
Emera , Inc. 4,536 204
Empresa Nacional de
Telecomunicaciones SA
60,370 175
Enbridge, Inc. 14,356 671
Endesa SA 6,283 189
Enel SpA 33,611 291
Engie SA 17,916 370
ENN Energy Holdings, Ltd. 23,500 187
Entergy Corp. 2,004 167
Evergy , Inc. 1,705 118
Eversource Energy 4,887 291
Exelon Corp. 17,791 834
Expand Energy Corp. 3,249 338
Federal Grid Co. - Rosseti PJSC(Æ)(Š) 381,588,279 —
FirstEnergy Corp. 3,417 147
Fortis, Inc. 3,360 166

See accompanying notes which are an integral part of the financial statements.
704 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GAIL India, Ltd. 73,723 165
Gaztransport Et Technigaz SA 3,184 517
Hera SpA 47,324 223
Hong Kong & China Gas Co., Ltd. 195,000 176
Iberdrola SA 19,381 349
Inpex Corp. 7,900 100
KDDI Corp. 15,400 272
Korea Electric Power Corp. 18,559 335
Korea Electric Power Corp. - ADR 11 , 267 102
Kosmos Energy, Ltd.(Æ) 22,558 35
KT Corp. - ADR 22,609 440
LG Uplus Corp. 116,832 987
MEG Energy Corp. Class A 17,232 242
MTN Group, Ltd. 37,740 249
National Grid PLC 77,205 1,116
NextEra Energy, Inc. 1,298 87
Nippon Telegraph & Telephone Corp. 321,963 336
Osaka Gas Co., Ltd. 6,300 160
PG&E Corp. 10,502 174
Portland General Electric Co. 16,950 714
Power Assets Holdings, Ltd. 23,000 152
PRIO SA(Æ) 7,183 43
Public Service Enterprise Group, Inc. 5,334 426
Redeia Corp. SA 7,131 150
RusHydro PJSC(Æ)(Š) 104,654,642 —
RWE AG 7,420 288
Sempra Energy 3,379 251
Severn Trent PLC Class H 6,384 238
Southern Co. (The) 1,654 152
SSE PLC 5,493 124
Telefonica SA 45,189 233
Telstra Group, Ltd. 57,808 167
Terna - Rete Elettrica Nazionale 17,132 170
T-Mobile US, Inc. 923 228
UGI Corp. 7,431 244
Veolia Environnement SA 16,974 621
Verbund AG Class A 1,042 80
Verizon Communications, Inc. 17,420 768
WEC Energy Group, Inc. 1,388 152
Xcel Energy, Inc. 7,921 560
26,893
Total Common Stocks
(cost $339,082) 384,471
Preferred Stocks - 0.2%
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.885% (Ÿ) 1,936 150
Energy - 0.0%
Petroleo Brasileiro SA
11.216% (Ÿ) 28,073 148
Financial Services - 0.1%
Itau Unibanco Holding SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.356% (Ÿ) 42,079 264
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
3.197% (Ÿ) 2,414 163
Technology - 0.1%
Samsung Electronics Co., Ltd.
3.107% (Ÿ) 11,020 364
Total Preferred Stocks
(cost $1,076) 1,089
Short-Term Investments - 5.2%
U.S. Cash Management Fund(@) 28,661,582
(∞)
28,653
Total Short-Term Investments
(cost $28,655) 28,653
Total Investments - 96.4%
(identified cost $489,713) 535,321
Other Assets and Liabilities,
Net - 3.6%
19,901
Net Assets - 100.0%
555,222

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 705
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.3%
ABN AMRO Bank NV 03/22/23 EUR 19,429 16.33 317
403
Abu Dhabi Developmental Holding Co. PJSC 04/29/25 329,000 99.40 327
328
Abu Dhabi Government International Bond 11/02/22 783,000 69.26 542
528
Adnoc Murban Rsc , Ltd. 09/04/24 518,000 99.15 514
500
Adnoc Murban Rsc , Ltd. 11/05/24 331,000 95.19 315
319
Adyen NV 02/16/24 EUR 258 1,466.74 378
418
Aena SME SA 04/27/20 EUR 3,122 173.78 511
785
Allegro.eu SA 03/20/25 PLN 13,502 8.02 108
118
Alpha FX Group PLC 05/31/24 GBP 8,875 31.23 277
323
Angolan Government International Bond 10/04/24 220,000 91.67 202
175
Angolan Government International Bond 03/06/25 200,000 78.47 157
136
Auto Trader Group PLC 02/02/24 GBP 17,414 9.30 162
196
Avianca Midco 2 PLC 01/30/25 200,000 99.06 198
175
Azerbaijan Government International Bond 09/21/22 197,000 86.17 170
172
Bahrain Government International Bond 09/11/24 688,000 104.27 717
699
Baiterek National Managing Holding JSC 04/29/25 308,000 99.46 306
308
Bolivia Government International Bond 12/07/23 119,000 57.67 69
77
CBB International Sukuk Programme Co. WLL 07/18/24 213,000 96.06 205
204
Cellnex Telecom SA 08/11/23 EUR 5,315 35.92 191
215
CGN Power Co., Ltd. 09/30/22 HKD 776,000 0.27 208
247
China Government International Bond 10/17/24 200,000 98.31 197
197
China Government International Bond 11/13/24 472,000 99.62 470
481
China International Capital Corp., Ltd. 09/11/23 HKD 147,600 1.74 257
256
China Tower Corp., Ltd. 02/27/25 HKD 142,000 1.36 193
206
Corp. Nacional del Cobre de Chile 06/17/24 272,000 100.08 272
275
Corp. Nacional del Cobre de Chile 01/08/25 200,000 99.96 200
203
Corp. Nacional del Cobre de Chile 04/28/25 200,000 101.35 203
203
Costa Rica Government International Bond 05/01/24 298,000 101.06 301
304
Dominican Republic Government International Bond 03/20/23 487,000 98.34 479
503
Ecuador Government International Bond 10/03/22 431,827 50.47 218
259
Ecuador Government International Bond 02/29/24 113,536 51.85 59
69
Ecuador Government International Bond 02/13/25 138,855 69.97 97
104
Egypt Government International Bond 04/11/24 817,000 77.66 634
594
Egypt Government International Bond 01/28/25 277,000 100.00 277
264
El Salvador Government International Bond 01/02/25 300,000 104.39 313
298
Export-Import Bank of India 09/20/22 116,000 84.68 98
100
Export-Import Bank of India 11/06/24 200,000 92.21 184
186
Ghana Government International Bond 10/10/24 21,726 88.63 19
18
Ghana Government International Bond 11/20/24 169,450 89.37 151
143
Guatemala Government International Bond 06/06/23 401,000 100.00 401
401
Halyk Savings Bank of Kazakhstan JSC 03/14/22 4,621 8.74 40
112
Hat Holdings I LLC 10/13/23 639,000 100.00 639
695
Hazine Mustesarligi Varlik Kiralama AS 11/25/24 200,000 107.08 214
212
Hungary Government International Bond 07/19/23 604,000 102.17 617
622
Hungary Government International Bond 01/03/24 321,000 98.05 315
303
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 6,342 10.92 69
76
Innovent Biologics, Inc. 11/10/23 HKD 134,000 5.02 672
935
InterGlobe Aviation, Ltd. 06/10/22 INR 17,409 34.00 592
1,083
Ivory Coast Government International Bond 01/23/24 299,000 98.21 294
275
Ivory Coast Government International Bond 03/25/25 200,000 97.52 195
184
Jordan Government International Bond 04/04/23 46,000 99.17 46
46
Jordan Government International Bond 01/17/24 326,000 99.79 325
325
Kingston Airport Revenue Finance, Ltd. 09/25/24 200,000 99.97 200
198
Kuaishou Technology 06/10/22 HKD 72,300 7.45 539
487
Lebanon Government International Bond 10/31/22 657,000 9.56 63
112
Lenta International Co. PJSC 12/17/18 105,913 — 328
—
Longfor Group Holdings, Ltd. 07/14/23 HKD 363,000 1.64 594
492
Ma'aden Sukuk , Ltd. 02/06/25 264,000 99.89 264
268
Macrotech Developers, Ltd. 04/05/24 INR 10,860 15.86 172
170
Match Group Financeco , Inc. 11/01/23 490,000 94.38 462
469
Meituan 03/20/25 HKD 21,700 21.05 457
363
MHP SE 03/10/17 42,015 9.45 397
212
MP Materials Corp. 03/19/24 1,200,000 94.31 1,132
1,164
NAC Kazatomprom JSC 10/15/19 14,788 13.43 199
494

See accompanying notes which are an integral part of the financial statements.
706 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Nigeria Government International Bond 09/20/22 200,000 72.17 144
161
Nigeria Government International Bond 02/13/25 601,000 101.94 613
564
OCP SA 04/24/24 355,000 97.29 345
349
Oman Government International Bond 09/20/22 476,000 101.32 482
494
Oman Government International Bond 11/06/24 200,000 106.40 213
208
Oman Government International Bond 12/03/24 206,000 99.96 206
207
Pakistan Government International Bond 08/29/24 212,000 89.48 190
186
Paraguay Government International Bond 02/25/25 200,000 100.00 200
198
Petroleos de Venezuela SA 08/14/24 78,662 17.35 14
9
Petroleos de Venezuela SA 12/18/24 114,900 11.54 13
13
Petroleos de Venezuela SA 01/07/25 550,800 14.86 82
64
Petroleos del Peru SA 09/20/22 416,000 64.97 270
254
Petronas Capital, Ltd. 09/20/22 422,000 86.90 367
361
Petronas Capital, Ltd. 10/31/23 400,000 64.26 257
257
Petronas Capital, Ltd. 03/26/25 269,000 100.00 269
270
Porch Group, Inc. 12/20/24 1,291,000 83.78 1,082
1,086
Port of Spain Waterfront Development 02/11/25 200,000 99.34 199
188
Qatar Government International Bond 10/30/23 584,000 98.05 573
592
Qatar Government International Bond 02/20/25 400,000 100.06 400
404
Repay Holdings Corp. 05/22/23 1,492,000 95.07 1,418
1,412
Republic of Kenya Government International Bond 02/26/25 325,000 97.22 316
285
Republic of Serbia Government International Bond 06/05/24 232,000 98.00 227
229
Republic of South Africa Government International Bond 04/16/25 200,000 93.26 187
191
Republic of Uzbekistan Government International Bond 02/12/25 222,000 83.67 186
189
Republic of Zambia Government International Bond 06/28/24 61,980 49.52 31
35
Republic of Zambia Government International Bond 06/28/24 62,354 88.28 55
54
Romanian Government International Bond 02/12/24 702,000 68.64 482
417
Romanian Government International Bond 01/29/25 262,000 83.22 218
217
Romanian Government International Bond 04/29/25 122,000 99.62 122
121
Samsung Biologics Co., Ltd. 02/21/25 KRW 620 743.54 461
459
Saudi Arabian Oil Co. 07/10/24 370,000 97.65 361
339
Saudi Government International Bond 01/08/24 707,000 99.27 702
710
Saudi Government International Bond 05/28/24 400,000 97.07 388
377
SBI Life Insurance Co., Ltd. 01/24/25 INR 5,889 16.72 98
123
Scout24 SE 05/17/24 EUR 3,916 86.42 338
465
Senegal Government International Bond 02/27/25 200,000 78.78 158
138
Shandong Gold Mining Co., Ltd. 04/23/25 HKD 22,750 3.02 69
67
Siemens Healthineers AG 02/05/21 EUR 3,134 50.17 157
168
Signify NV 06/24/22 EUR 37,865 26.06 987
788
Sri Lanka Government International Bond 12/20/24 44,658 69.41 31
31
Sri Lanka Government International Bond 12/20/24 233,688 70.63 165
150
Sri Lanka Government International Bond 12/20/24 161,353 71.87 116
112
TC Ziraat Bankasi AS 01/28/25 200,000 99.51 199
197
Thule Group AB (The) 11/08/24 SEK 7,703 33.14 255
177
Ukraine Government International Bond 08/30/24 83,665 43.23 36
42
Ukraine Government International Bond 08/30/24 498,275 46.15 230
245
Ukraine Government International Bond 10/10/24 197,243 57.20 113
99
Venezuela Government International Bond 03/22/24 254,800 21.28 54
41
Venezuela Government International Bond 07/30/24 233,800 14.99 35
33
Venezuela Government International Bond 09/11/24 144,700 15.88 23
24
Venezuela Government International Bond 03/07/25 88,600 18.41 16
15
Venezuela Government International Bond 03/27/25 39,300 100.00 39
6
WH Group, Ltd. 09/10/24 HKD 215,669 0.81 174
194
WuXi AppTec Co., Ltd. 12/19/24 HKD 28,300 7.47 211
221
Yellow Cake PLC 07/08/19 GBP 37,169 2.64 98 214
35,137
For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 707
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 8 EUR 603 05/25
39
DAX Index Futures 3 EUR 1,695 06/25
(80)
EURO STOXX 50 Index Futures 38 EUR 1,941 06/25
(96)
FTSE 100 Index Futures 25 GBP 2,116 06/25
(17)
FTSE/MIB Index Futures 3 EUR 556 06/25
(30)
Hang Seng Index Futures 3 HKD 3,313 05/25
3
IBEX 35 Index Futures 3 EUR 397 05/25
28
Japanese 10 Year Mini Government Bond Futures 3 JPY 42,195 06/25
—
Long Gilt Futures 80 GBP 7,482 06/25
120
MSCI Emerging Markets Index Futures 142 USD 7,881 06/25
(36)
OMXS30 Index Futures 9 SEK 2,173 05/25
14
S&P 500 E-Mini Index Futures 296 USD 82,688 06/25
(402)
S&P/TSX 60 Index Futures 14 CAD 4,186 06/25
24
SPI 200 Index Futures 10 AUD 2,036 06/25
37
TOPIX Index Futures 12 JPY 319,740 06/25
18
United States 2 Year Treasury Note Futures 156 USD 32,471 06/25
259
United States 5 Year Treasury Note Futures 726 USD 79,276 06/25
1,389
United States 10 Year Treasury Note Futures 496 USD 55,660 06/25
832
United States 10 Year Ultra Treasury Note Futures 112 USD 12,850 06/25
125
United States Treasury Long Bond Futures 42 USD 4,898 06/25
19
United States Treasury Ultra Bond Futures 46 USD 5,567 06/25 (22)
Short Positions
Canadian 10 Year Government Bond Futures 52 CAD 6,430 06/25
46
EURO STOXX 50 Index Futures 485 EUR 24,769 06/25
1,666
Euro-Bund Futures 56 EUR 7,380 06/25
(42)
FTSE 100 Index Futures 132 GBP 11,172 06/25
425
Hang Seng Index Futures 87 HKD 96,074 05/25
(103)
Japanese 10 Year Government Bond Futures 15 JPY 2,109,750 06/25
(311)
MSCI Emerging Markets Index Futures 677 USD 37,574 06/25
1,023
Russell 2000 E-Mini Index Futures 528 USD 52,003 06/25
2,143
S&P/TSX 60 Index Futures 22 CAD 6,578 06/25 (62)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 7,009
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America GBP 1,600 USD 2,092 06/18/25 (40)
Bank of America PLN 186 USD 50 05/02/25 —
Bank of America ZAR 15,362 USD 822 05/02/25 (4)
Bank of New York USD 2,825 CAD 4,039 05/13/25 107
Bank of New York USD 2,438 GBP 1,884 05/13/25 73
Bank of New York DKK 6,388 USD 938 06/18/25 (34)
Bank of New York EUR 2,338 USD 2,560 06/18/25 (95)
Bank of New York GBP 2,031 USD 2,631 06/18/25 (76)
Bank of New York HKD 6,579 USD 848 06/18/25 (1)

See accompanying notes which are an integral part of the financial statements.
708 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York SEK 5,844 USD 582 06/18/25 (25)
Citigroup USD 2,350 CAD 3,250 06/18/25 13
Citigroup USD 570 EUR 500 06/18/25 (2)
Citigroup USD 1,930 GBP 1,450 06/18/25 3
Citigroup USD 182 JPY 26,000 06/18/25 1
Citigroup DKK 6,388 USD 938 06/18/25 (34)
Citigroup EUR 2,338 USD 2,561 06/18/25 (95)
Citigroup GBP 2,031 USD 2,630 06/18/25 (77)
Citigroup HKD 6,579 USD 848 06/18/25 (1)
Citigroup SEK 5,844 USD 582 06/18/25 (25)
HSBC USD 5,300 NOK 55,359 05/13/25 21
HSBC SEK 52,783 USD 5,298 05/13/25 (166)
JPMorgan Chase USD 2,842 EUR 2,627 05/13/25 136
JPMorgan Chase EUR 198 USD 225 05/13/25 1
JPMorgan Chase JPY 365,828 USD 2,459 05/13/25 (103)
Royal Bank of Canada DKK 6,388 USD 938 06/18/25 (35)
Royal Bank of Canada EUR 2,338 USD 2,559 06/18/25 (98)
Royal Bank of Canada GBP 2,031 USD 2,626 06/18/25 (80)
Royal Bank of Canada HKD 6,579 USD 848 06/18/25 (1)
Royal Bank of Canada SEK 5,844 USD 582 06/18/25 (24)
State Street USD 1,388 AUD 2,201 06/18/25 23
State Street USD 699 CAD 1,003 06/18/25 29
State Street USD 737 CHF 607 05/13/25 (1)
State Street USD 176 JPY 24,974 05/13/25 (1)
State Street USD 1,528 JPY 224,307 06/18/25 49
State Street USD 323 SEK 3,111 05/13/25 (1)
State Street CAD 210 USD 151 05/13/25 (1)
State Street CHF 7,155 USD 8,128 05/13/25 (549)
State Street CHF 1,382 USD 1,582 06/18/25 (100)
State Street DKK 6,388 USD 940 06/18/25 (32)
State Street EUR 2,338 USD 2,566 06/18/25 (90)
State Street GBP 105 USD 141 05/13/25 1
State Street GBP 2,031 USD 2,631 06/18/25 (76)
State Street HKD 6,579 USD 848 06/18/25 (1)
State Street NOK 1,964 USD 189 05/13/25 —
State Street SEK 5,844 USD 584 06/18/25 (22)
Westpac DKK 6,388 USD 939 06/18/25 (33)
Westpac EUR 2,338 USD 2,563 06/18/25 (92)
Westpac GBP 2,031 USD 2,626 06/18/25 (80)
Westpac HKD 6,579 USD 848 06/18/25 (1)
Westpac SEK 5,844 USD 583 06/18/25 (24)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1,663)

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 709
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Schaeffler AG Morgan Stanley 2.787% EUR 175 (5.000%)
(2)
12/20/29 (27) 7 (20)
Total Open Corporate Issues - Purchase Protection Contracts (27) 7 (20)
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA Emerging Markets
Index Bank of America USD 29,000 (1.000%)
(2)
06/20/30 1,039 210 1,249
Total Open Credit Indices - Purchase Protection Contracts 1,039 210 1,249
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Schaeffler AG Morgan Stanley 2.787% EUR 175 5.000%
(2)
12/20/29 29 (9) 20
Total Open Corporate Issues - Sell Protection Contracts 29 (9) 20
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA High Yield Index Bank of America USD 41,000 5.000%
(2)
06/20/30 1,314 475 1,789
Total Open Credit Indices - Sell Protection Contracts 1,314 475 1,789
Total Open Credit Default Swap Contracts (å) 2,355 683 3,038
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 81,841 $ —
$ —
$ 81,841 14 .7
International Debt — 39,267 —
—
39,267 7 .1
Common Stocks
Consumer Discretionary 21,878 29,502 —
—
51,380 9 .3
Consumer Staples 9,699 8,036 —
—
17,735 3 .2
Energy 8,147 4,150 —
—
12,297 2 .2
Financial Services 54,026 44,109 —
—
98,135 17 .7

See accompanying notes which are an integral part of the financial statements.
710 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Health Care 21,549 12,939 —
—
34,488 6 .2
Materials and Processing 15,215 14,769 —
—
29,984 5 .4
Producer Durables 20,255 22,505 —
—
42,760 7 .7
Technology 48,283 22,516 —
—
70,799 12 .7
Utilities 14,591 12,302 —
—
26,893 4 .8
Preferred Stocks 412 677 — — 1,089 0 .2
Short-Term Investments — — — 28,653 28,653 5 .2
Total Investments 214,055 292,613 — 28,653 535,321 96 .4
Other Assets and Liabilities, Net
3 .6
100 .0
Other Financial Instruments
Assets
Futures Contracts 8,210 — — — 8,210 1 .5
Foreign Currency Exchange Contracts — 457 — — 457 0 .1
Credit Default Swap Contracts — 3,058 — — 3,058 0 .6
A
Liabilities
Futures Contracts (1,201) — — — (1,201) (0 .2)
Foreign Currency Exchange Contracts (4) (2,116) — — (2,120) (0 .4)
Credit Default Swap Contracts — (20) — — (20) (—)*
Total Other Financial Instruments
**
$ 7,005 $ 1,379 $ — $ — $ 8,384
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
311
Argentina ............................................................................................
1,006
Australia .............................................................................................
6,204
Austria ................................................................................................
781
Azerbaijan ..........................................................................................
172
Bahrain ...............................................................................................
903
Belgium ..............................................................................................
677

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 711
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Bolivia, Plurinational State of ............................................................
77
Brazil ..................................................................................................
4,928
Canada ................................................................................................
13,048
Chile ...................................................................................................
1,649
China ..................................................................................................
28,861
Colombia ............................................................................................
1,171
Congo, the Democratic Republic of the .............................................
401
Costa Rica ..........................................................................................
304
Denmark .............................................................................................
3,792
Dominican Republic ..........................................................................
503
Ecuador ..............................................................................................
432
Egypt ..................................................................................................
858
El Salvador .........................................................................................
298
Finland ...............................................................................................
1,041
France .................................................................................................
10,294
Germany .............................................................................................
12,939
Ghana .................................................................................................
233
Greece ................................................................................................
703
Guatemala ..........................................................................................
401
Hong Kong .........................................................................................
4,125
Hungary ..............................................................................................
925
India ...................................................................................................
12,825
Indonesia ............................................................................................
3,606
Ireland ................................................................................................
1,649
Israel ...................................................................................................
4,733
Italy ....................................................................................................
4,502
Ivory Coast .........................................................................................
459
Jamaica ...............................................................................................
198
Japan ..................................................................................................
15,755
Jordan .................................................................................................
371
Kazakhstan .........................................................................................
914
Kenya .................................................................................................
285
Lebanon ..............................................................................................
112
Luxembourg .......................................................................................
577
Macao .................................................................................................
106
Malaysia .............................................................................................
1,032
Mexico ...............................................................................................
3,938
Morocco .............................................................................................
349
Myanmar ............................................................................................
52
Netherlands ........................................................................................
4,014
New Zealand ......................................................................................
218
Nigeria ................................................................................................
725
Norway ...............................................................................................
675
Oman ..................................................................................................
909
Pakistan ..............................................................................................
186
Panama ...............................................................................................
852
Paraguay .............................................................................................
198
Peru ....................................................................................................
811
Philippines ..........................................................................................
1,905
Poland ................................................................................................
1,418
Portugal ..............................................................................................
191

See accompanying notes which are an integral part of the financial statements.
712 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Qatar ...................................................................................................
996
Romania .............................................................................................
755
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
1,866
Senegal ...............................................................................................
138
Serbia .................................................................................................
229
Singapore ...........................................................................................
5,350
South Africa .......................................................................................
5,351
South Korea .......................................................................................
8,727
Spain ..................................................................................................
3,427
Sri Lanka ............................................................................................
293
Sweden ...............................................................................................
4,123
Switzerland ........................................................................................
5,988
Taiwan ................................................................................................
10,701
Thailand .............................................................................................
1,361
Trinidad and Tobago ..........................................................................
188
Turkey ................................................................................................
2,012
Ukraine ...............................................................................................
746
United Arab Emirates .........................................................................
1,760
United Kingdom .................................................................................
21,223
United States ......................................................................................
297,678
Uruguay ..............................................................................................
735
Uzbekistan ..........................................................................................
189
Venezuela, Bolivarian Republic of ....................................................
205
Zambia ...............................................................................................
678
Total Investments ............................................................................... 535,321

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 713
Russell Investment Company
Multi-Asset Strategy Fund
Fair Value of Derivative Instruments — April 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 457 $ —
Variation margin on futures contracts* 5,42 0 — — 2,790
Credit default swap contracts, at fair value — 3,058 — —
Total
$ 5,42 0 $ 3,058 $ 457 $ 2,790
Location: Statement of Assets and Liabilities - Liabilities
0 0 0 0
Variation margin on futures contracts* $ 826 $ — $ — $ 375
Unrealized depreciation on foreign currency exchange contracts — — 2,120 —
Credit default swap contracts, at fair value — 20 — —
Total
$ 826 $ 20 $ 2,120 $ 375
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (4,860) $ — $ — $ (5,368)
Options written 99 — — —
Credit default swap contracts — ( 4 32 ) — —
Foreign currency exchange contracts — — 586 —
Total
$ (4,761) $ ( 4 32 ) $ 586 $ (5,368)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
0 0 0 0
Futures contracts $ 3,77 2 $ — $ — $ 8,119
Options written (83) — — —
Credit default swap contracts — 694 — —
Foreign currency exchange contracts — — (2,046) —
Total
$ 3,6 89 $ 694 $ (2,046) $ 8,119
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
714 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2025 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 457 $ — $ 457
Credit Default Swap Contracts Credit default swap contracts, at fair value 3,058 — 3,058
Total Financial and Derivative Assets
3,515 — 3,515
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 3,515 $ — $ 3,515
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 3,038 $ 41 $ — $ 2,997
Bank of New York
179 — — 179
Citigroup
17 17 — —
HSBC
21 21 — —
JPMorgan Chase
137 103 — 34
Morgan Stanley
20 — 20 —
State Street
103 103 — —
Total
$ 3,515 $ 285 $ 20 $ 3,210

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 715
Russell Investment Company
Multi-Asset Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2025 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2,120 $ — $ 2,120
Credit Default Swap Contracts Credit default swap contracts, at fair value 20 — 20
Total Financial and Derivative Liabilities
2,140 — 2,140
Financial and Derivative Liabilities not subject to a netting agreement
(4) — (4)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2,136 $ — $ 2,136
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 41 $ 41 $ — $ —
Bank of New York 231 — — 231
Citigroup 234 17 — 217
HSBC 166 21 — 145
JPMorgan Chase 103 103 — —
Morgan Stanley 20 — — 20
Royal Bank of Canada 237 — — 237
State Street 874 103 — 771
Westpac 230 — — 230
Total
$ 2,136 $ 285 $ — $ 1,851
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
716 Multi-Asset Strategy Fund
Statement of Assets and Liabilities — April 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 489,713
Investments, at fair value(>) ........................................................................................................................................................
535,321
Foreign currency holdings(^) ....................................................................................................................................................... 1,313
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 457
Receivables:
Dividends and interest ...................................................................................................................................................... 2,01 1
Dividends from affiliated funds ....................................................................................................................................... 163
Investments sold ............................................................................................................................................................... 1,354
Fund shares sold ............................................................................................................................................................... 344
From broker(a)(b) ............................................................................................................................................................ 20,566
Variation margin on futures contracts .............................................................................................................................. 7,019
Prepaid expenses .......................................................................................................................................................................... 4
Credit default swap contracts, at fair value(+) ............................................................................................................................. 3,058
Total assets ...............................................................................................................................................................
571,610
Liabilities
Payables:
Due to broker (c) .............................................................................................................................................................. 11,509
Investments purchased ..................................................................................................................................................... 1,511
Fund shares redeemed ...................................................................................................................................................... 306
Accrued fees to affiliates .................................................................................................................................................. 331
Other accrued expenses .................................................................................................................................................... 314
Deferred capital gains tax liability ................................................................................................................................... 277
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 2,120
Credit default swap contracts, at fair value(+) ............................................................................................................................. 20
Total liabilities ...........................................................................................................................................................
16,388
Net Assets ...............................................................................................................................................................
$ 555,222

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 717
Statement of Assets and Liabilities, continued — April 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 25,91 4
Shares of beneficial interest .........................................................................................................................................................
515
Additional paid-in capital ............................................................................................................................................................
528,79 3
Net Assets ...............................................................................................................................................................
$ 555,222
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 10.76
Maximum offering price per share (Net asset value plus sales charge of 5 .75%): Class A ..................................................... $ 11. 42
Class A — Net assets ........................................................................................................................................................... $ 2,840,954
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 264,142
Net asset value per share: Class C (#) .......................................................................................................................................... $ 10.55
Class C — Net assets ........................................................................................................................................................... $ 509,201
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 48,280
Net asset value per share: Class M (#) ......................................................................................................................................... $ 10.80
Class M — Net assets .......................................................................................................................................................... $ 112,777,679
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 10,440,868
Net asset value per share: Class S (#) .......................................................................................................................................... $ 10.78
Class S — Net assets ............................................................................................................................................................ $ 353,414,337
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 32,783,707
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 10.82
Class Y — Net assets ........................................................................................................................................................... $ 85,679,659
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 7,921,081
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,309
(+)     Credit default swap contracts - premiums paid (received) $ 2,355
(>)     Investments in affiliates, U.S. Cash Management Fund $ 28,653
(a)   Receivable from Broker for Futures $ 20,548
(b)   Receivable from Broker for Swaps $ 18
(c)   Due to Broker for Options $ 11,509
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
718 Multi-Asset Strategy Fund
Statement of Operations — For the Period Ended April 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 4,32 8
Dividends ......................................................................................................................................................................... 4,259
Dividends from affiliated funds ....................................................................................................................................... 1,140
Total investment income ..............................................................................................................................................................
9,72 7
Expenses
Advisory fees ................................................................................................................................................................... 2,040
Administrative fees .......................................................................................................................................................... 136
Custodian fees .................................................................................................................................................................. 144
Distribution fees - Class A ............................................................................................................................................... 3
Distribution fees - Class C ............................................................................................................................................... 2
Transfer agent fees - Class A ........................................................................................................................................... 3
Transfer agent fees - Class C ........................................................................................................................................... 1
Transfer agent fees - Class M .......................................................................................................................................... 11 3
Transfer agent fees - Class S ............................................................................................................................................ 360
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 80
Registration fees ............................................................................................................................................................... 41
Shareholder servicing fees - Class C ............................................................................................................................... 1
Trustees’ fees .................................................................................................................................................................... 15
Printing fees ..................................................................................................................................................................... 35
Miscellaneous .................................................................................................................................................................. 41
Expenses before reductions .............................................................................................................................................. 3,017
Expense reductions .......................................................................................................................................................... (567)
Net expenses ................................................................................................................................................................................
2,450
Net investment income (loss) .......................................................................................................................................................
7,27 7
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $16) ................................................................................................... 10,332
Investments in affiliated funds ......................................................................................................................................... (14)
Futures contracts .............................................................................................................................................................. (10,228)
Options written ................................................................................................................................................................. 99
Foreign currency exchange contracts ............................................................................................................................... 586
Credit default swap contracts ........................................................................................................................................... (432)
Foreign currency-related transactions .............................................................................................................................. 2
Net realized gain (loss) ................................................................................................................................................................
345
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of ($60)) ........................................................ (7,746)
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 11,89 1
Options written ................................................................................................................................................................. (83)
Foreign currency exchange contracts ............................................................................................................................... (2,046)
Credit default swap contracts ........................................................................................................................................... 694
Foreign currency-related transactions .............................................................................................................................. 11 8
Net change in unrealized appreciation (depreciation) ................................................................................................................. 2,830
Net realized and unrealized gain (loss) ........................................................................................................................................ 3,175
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 10,45 2

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 719
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2025
(Unaudited)
Fiscal Year Ended
October 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 7,27 7 $ 18,150
Net realized gain (loss) ....................................................................................................................... 345 34,349
Net change in unrealized appreciation (depreciation) ........................................................................ 2,830 64,541
Net increase (decrease) in net assets from operations .............................................................................. 10,45 2 117,040
Distributions
To shareholders
Class A .......................................................................................................................................... (62) (68)
Class C .......................................................................................................................................... (9) (10)
Class M ......................................................................................................................................... (2,689) (3,674)
Class S .......................................................................................................................................... (8,520) (11,463)
Class Y .......................................................................................................................................... (2,209) (3,076)
Net decrease in net assets from distributions ............................................................................................ (13,489) (18,291)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (31,62 9 ) (64,594)
Total Net Increase (Decrease) in Net Assets ........................................................................
(34,666) 34,155
Net Assets
Beginning of period .................................................................................................................................. 589,888 555,733
End of period .............................................................................................................................................
$ 555,222 $ 589,888

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
720 Multi-Asset Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2025 and October 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 29 $ 318 84 $ 859
Proceeds from reinvestment of distributions 6 61 6 67
Payments for shares redeemed (18) (187) (42) (444)
Net increase (decrease)
17 192 48 482
Class C
Proceeds from shares sold 12 125 11 109
Proceeds from reinvestment of distributions 1 9 1 10
Payments for shares redeemed (12) (118) (14) (138)
Net increase (decrease)
1 16 (2) (19)
Class M
Proceeds from shares sold 962 10,402 1,825 19,029
Proceeds from reinvestment of distributions 253 2,689 354 3,674
Payments for shares redeemed (2,14 0 ) (23,171) (2,112) (21,830)
Net increase (decrease)
(92 5 ) (10,080) 67 873
Class S
Proceeds from shares sold 2,552 27,681 2,669 27,575
Proceeds from reinvestment of distributions 802 8,490 1,104 11,422
Payments for shares redeemed (4,802) (51,794) (9,360) (94,869)
Net increase (decrease)
(1,448) (15,623) (5,587) (55,872)
Class Y
Proceeds from shares sold 47 50 8 85 868
Proceeds from reinvestment of distributions 208 2,209 296 3,076
Payments for shares redeemed (832) (8,851) (1,349) (14,002)
Net increase (decrease)
(577) (6,13 4 ) (968) (10,058)
Total increase (decrease)
(2,932) $ (31,62 9 ) (6,442) $ (64,594)

See accompanying notes which are an integral part of the financial statements.
722 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset
Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
April 30, 2025* 10.81 .12 .07 .19 (.24) — —
October 31, 2024 9.11 .29 1.71 2.00 (.30) — —
October 31, 2023 8.66 .27 .42 .69 (.24) — —
October 31, 2022 11.32 (—)
(Ɵ)
(2.01) (2.01) (.11) (.54) —
October 31, 2021(ɸ) 9.54 —
(Ɵ)
1.81 1.81 (.03) — —
October 31, 2020(ɸ) 10.33 .04 (.53) (.49) (.26) — (.04)
Class C
April 30, 2025* 10.60 .08 .07 .15 (.20) — —
October 31, 2024 8.94 .21 1.67 1.88 (.22) — —
October 31, 2023 8.51 .20 .40 .60 (.17) — —
October 31, 2022 11.16 (.07) (1.97) (2.04) (.07) (.54) —
October 31, 2021(ɸ) 9.46 (.07) 1.78 1.71 (.01) — —
October 31, 2020(ɸ) 10.30 (.04) (.52) (.56) (.25) — (.03)
Class M
April 30, 2025* 10.86 .14 .06 .20 (.26) — —
October 31, 2024 9.14 .33 1.72 2.05 (.33) — —
October 31, 2023 8.69 .30 .42 .72 (.27) — —
October 31, 2022 11.34 .03 (2.00) (1.97) (.14) (.54) —
October 31, 2021(ɸ) 9.55 .05 1.79 1.84 (.05) — —
October 31, 2020(ɸ) 10.31 .10 (.53) (.43) (.28) — (.05)
Class S
April 30, 2025* 10.84 .13 .06 .19 (.25) — —
October 31, 2024 9.13 .32 1.71 2.03 (.32) — —
October 31, 2023 8.68 .30 .41 .71 (.26) — —
October 31, 2022 11.33 .02 (2.00) (1.98) (.13) (.54) —
October 31, 2021(ɸ) 9.54 .04 1.79 1.83 (.04) — —
October 31, 2020(ɸ) 10.31 .09 (.54) (.45) (.27) — (.05)
Class Y
April 30, 2025* 10.87 .14 .07 .21 (.26) — —
October 31, 2024 9.16 .34 1.71 2.05 (.34) — —
October 31, 2023 8.71 .32 .41 .73 (.28) — —
October 31, 2022 11.36 .04 (2.01) (1.97) (.14) (.54) —
October 31, 2021(ɸ) 9.55 .04 1.82 1.86 (.05) — —
October 31, 2020(ɸ) 10.32 .10 (.54) (.44) (.28) — (.05)

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 723
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.24) 10.76 1.80 2,841 1.35 1.16 2.30 47
(.30) 10.81 22.09 2,668 1.35 1.15 2.82 92
(.24) 9.11 7.89 1,812 1.47 1.18 2.91 73
(.65) 8.66 (18.73) 1,474 1.48 1.16 (.01) 157
(.03) 11.32 19.03 1,980 1.44 1.20 .03 207
(.30) 9.54 (4.85) 1,668 1.46 1.18 .45 195
(.20) 10.55 1.42 509 2.09 1.91 1.49 47
(.22) 10.60 21.13 495 2.10 1.90 2.07 92
(.17) 8.94 6.98 432 2.22 1.93 2.18 73
(.61) 8.51 (19.22) 477 2.23 1.91 (.70) 157
(.01) 11.16 18.11 271 2.19 1.95 (.69) 207
(.28) 9.46 (5.63) 289 2.21 1.93 (.40) 195
(.26) 10.80 1.88 112,778 1.09 .81 2.63 47
(.33) 10.86 22.63 123,393 1.11 .80 3.15 92
(.27) 9.14 8.23 103,326 1.22 .83 3.22 73
(.68) 8.69 (18.38) 126,529 1.23 .81 .34 157
(.05) 11.34 19.24 164,993 1.19 .85 .48 207
(.33) 9.55 (4.34) 176,565 1.20 .83 1.00 195
(.25) 10.78 1.83 353,414 1.09 .91 2. 52 47
(.32) 10.84 22.43 370,942 1.11 .90 3.04 92
(.26) 9.13 8.13 363,486 1.23 .93 3.15 73
(.67) 8.68 (18.46) 468,226 1.23 .91 .25 157
(.04) 11.33 19.22 656,179 1.20 .95 .37 207
(.32) 9.54 (4.52) 1,179,071 1.21 .93 .91 195
(.26) 10.82 2.02 85,680 .89 .71 2.71 47
(.34) 10.87 22.58 92,390 .91 .70 3.25 92
(.28) 9.16 8.32 86,677 1.03 .73 3.38 73
(.68) 8.71 (18.28) 112,849 1.03 .71 .44 157
(.05) 11.36 19.48 154,330 .99 .75 .39 207
(.33) 9.55 (4.36) 108,567 1.01 .73 1.03 195

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
724 Multi-Asset Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 5 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 240,947
Administrative fees 21,456
Distribution fees 875
Shareholder servicing fees 101
Transfer agent fees 66,672
Trustees' fees 1,041
$ 331,092
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 75,312 $ 161,182 $ 207,829 $ (14) $ 2 $ 28,653 $ 1,140 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 507,599,316 $ 51,794,766 $ (18,207,284) $ 33,587,482

Russell Investment Company
Notes to Schedules of Investments — April 30, 2025 (Unaudited)
Notes to Schedules of Investments 725
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(
i )
All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index

Russell Investment Company
Notes to Schedules of Investments, continued — April 30, 2025 (Unaudited)
726 Notes to Schedules of Investments
Foreign Currency Abbreviations:
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Financial Highlights — April 30, 2025 (Unaudited)
Notes to Financial Highlights 727
* For the period ended April 30, 2025 (Unaudited).
(ȸ) For the period November 13, 2019 (inception date) to October 31, 2020.
(ſ) For the period September 11, 2023 (inception date) to October 31, 2023.
(ƶ) For the period September 12, 2023 (inception date) to October 31, 2023.
(ɸ) For the Multi-Asset Strategy Fund, the Financial Highlights are consolidated and include balances of the Cayman Multi-Asset Growth Strategy
Fund Ltd. (a Cayman Island exempted company and wholly-owned subsidiary of the Multi-Asset Strategy Fund). Accordingly, all interfund balances and transactions have been eliminated. Effective March 1, 2022, the Cayman Multi-Asset Growth Strategy Fund, Ltd. was liquidated and the Multi-Asset Strategy Fund no longer invests indirectly through a wholly owned subsidiary.
(ƥ) Average daily shares outstanding were used for this calculation.
(ǿ) The ratios or returns for periods less than one year are not annualized.
(±) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower. This includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Periods less than one year are not annualized, if applicable.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services,
LLC (“RIFUS”).
(ɯ) The ratios for periods less than one year are annualized.
(Ɵ) Less than $.01 per share.
(∆) For the Sustainable Aware Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class S Class Y
April 30, 2025 1.12% 1.87% 0.83% 0.67%
October 31, 2024 1.12% 1.87% 0.83% 0.67%
October 31, 2023 1.11% 1.86% 0.82% 0.66%
October 31, 2022 1.11% 1.86% 0.82% 0.66%
October 31, 2021 1.11% 1.86% 0.82% 0.66%
October 31, 2020 1.12% 1.87% 0.83% 0.67%
For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class S Class Y
April 30, 2025 0.99% 1.74% 0.64% 0.74% 0.56%
October 31, 2024 0.99% 1.74% 0.64% 0.74% 0.56%
October 31, 2023 0.99% 1.74% 0.64% 0.74% 0.57%
October 31, 2022 0.99% 1.74% 0.64% 0.74% N/A
October 31, 2021 N/A N/A N/A N/A N/A
October 31, 2020 N/A N/A N/A N/A N/A
For the U.S. Small Cap Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class R6 Class S Class Y
April 30, 2025 1.29% 2.04% 0.90% 0.87% 1.00% 0.84%
October 31, 2024 1.26% 2.01% 0.87% 0.84% 0.97% 0.81%
October 31, 2023 1.26% 2.01% 0.87% 0.84% 0.97% 0.81%
October 31, 2022 1.26% 2.01% 0.87% 0.84% 0.97% 0.82%
October 31, 2021 1.26% 2.01% 0.87% 0.84% 0.97% 0.80%
October 31, 2020 1.26% 2.01% 0.87% 0.81% 0.97% 0.82%
(∂) Distributions in excess of accumulated earnings and profits but not in excess of current earning and profits computed on a tax basis.
(Ω) Less than .005% of average net assets.

Russell Investment Company
Notes to Financial Statements — April 30, 2025 (Unaudited)
728 Notes to Financial Statements
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 29 different investment portfolios referred to as funds. These financial statements report on 24 of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the six months ended April 30, 2025.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-
07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or operating results. Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and has operating results that are regularly reviewed by its chief operating decision maker (“CODM”)
to assess performance and make resource allocation decisions. The Funds’ adviser, Russell Investment Management, LLC
(“RIM”), serves as the CODM. Since RIM evaluates each Fund holistically, each Fund is a single reporting segment. RIM uses total returns, Fund expense information, and share transactions presented in the Funds’ financial statements to assess the single segment performance and make decisions. The accounting policies of the segment are the same as those described in this
“Significant Accounting Policies” note. Segment assets and significant expenses are reflected in each Funds’ Statement of Assets and Liabilities and Statement of Operations, respectively.
Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-09, Improvements to Income Tax
Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated RIM, the Funds’
adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act. However, the Board retains oversight over the valuation process.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 729
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as
Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
730 Notes to Financial Statements
cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV.
Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S.
securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 731
The Multifactor U.S. Equity, Equity Income, Sustainable Aware Equity, U.S. Strategic Equity, Multifactor International Equity,
International Developed Markets, Global Equity, Emerging Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid &
Small Cap, Tax-Managed International Equity, Tax-Managed Real Assets, Long Duration Bond, Strategic Bond, Short Duration
Bond, Tax-Exempt High Yield Bond, Tax-Exempt Bond, Global Infrastructure, Global Real Estate Securities, Multi-Strategy
Income and Multi-Asset Strategy Funds had no transfers into or out of Level 3 for the period ended April 30, 2025.
The Opportunistic Credit Fund and Investment Grade Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available. The amounts transferred were $459,555 and $580 respectively.
The U.S. Small Cap Equity Fund had transfers out of Level 3 into Level 1 representing financials instruments for which quoted prices in an active market became available or inputs became observable. The amount transferred was $17,633.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing service prices are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data
(e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level
3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
732 Notes to Financial Statements
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of April 30, 2025, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2021 through October 31,
2023, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 733
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class M, Class
R6, Class S, and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
Declared Payable Funds
Monthly Early in the following month Opportunistic Credit, Long Duration Bond, Strategic Bond,
Investment Grade Bond, Short Duration Bond, Tax-Exempt
High Yield Bond and Tax-Exempt Bond Funds
Quarterly April, July, October and December Multifactor U.S. Equity, Equity Income, Sustainable Aware
Equity, U.S. Strategic Equity, Global Infrastructure, Global
Real Estate Securities, Multi-Strategy Income and Multi-Asset
Strategy Funds
Annually Mid-December U.S. Small Cap Equity, International Developed
Markets, Multifactor International Equity, Global Equity,
Emerging Markets, Tax-Managed U.S. Large Cap, Tax-
Managed U.S. Mid & Small Cap, Tax-Managed International
Equity and Tax-Managed Real Assets Funds

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
734 Notes to Financial Statements
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of April 30, 2025. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts.
While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-
traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 735
not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended April 30, 2025, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended April 30, 2025, the following Funds entered into FX contracts primarily for the strategies listed below:
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option
Funds Strategies
Multifactor International Equity Fund Return enhancement, hedging and exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Strategy Fund Return enhancement and hedging

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
736 Notes to Financial Statements
which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended April 30, 2025, the following Funds purchased or sold options primarily for the strategies listed below:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended April 30, 2025, the following Funds entered into futures contracts primarily for the strategies listed below:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges
Funds Strategies
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Strategy Fund Return enhancement, hedging, and exposing cash to markets
Funds Strategies
Multifactor U.S. Equity Fund Exposing cash to markets
Equity Income Fund Exposing cash to markets
Sustainable Aware Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, and exposing cash to markets
Global Equity Fund Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed U.S. Large Cap Fund Exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Long Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 737
its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner)
from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as SOFR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a
“net basis”. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the
Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Funds would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
738 Notes to Financial Statements
own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default
(or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,
2025, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a
Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 739
by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended April 30, 2025, the following Funds entered into credit default swaps primarily for the strategies listed below:
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended April 30, 2025, the following Fund entered into interest rate swaps primarily for the strategies listed below:
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended April 30, 2025, the Funds did not enter into any total return swaps.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended April 30, 2025, the Funds did not enter into any currency swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds Strategies
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Strategy Fund Return enhancement, hedging, and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Funds Strategies
Strategic Bond Fund Return enhancement and hedging

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
740 Notes to Financial Statements
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower.
The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions,

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 741
the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Aware Equity, U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions.
In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Aware Equity Fund, U.S.
Strategic Equity Fund and U.S. Small Cap Equity Fund may engage in short sale transactions that are effected through State
Street Bank and Trust Company (“State Street”) but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these
Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than
State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the
Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
Dividend expenses for short sales are recorded on the ex-dividend date while interest expenses on short sales are accrued daily.
As of April 30, 2025, the Funds had securities on loan through the reciprocal lending program with a market value as follows:

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
742 Notes to Financial Statements
As of April 30, 2025, the Funds held collateral for short sales as follows:
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. The collateral received is recorded on a lending Fund’s Statement of Assets and
Liabilities along with the related obligation to return the collateral.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S.
regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’
ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Funds Amount
Sustainable Aware Equity Fund
$ 3,740,508
U.S. Strategic Equity Fund
58,329,859
U.S. Small Cap Equity Fund
11,425,534
Funds Amount
Sustainable Aware Equity Fund
$ 11,393,182
U.S. Strategic Equity Fund
186,121,731
U.S. Small Cap Equity Fund
27,646,265

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 743
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to prime loans, subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans may be susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
744 Notes to Financial Statements
instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 745
home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S.
Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
746 Notes to Financial Statements
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’
operations. The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Investment Transactions
Securities
During the period ended April 30, 2025, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
Funds Purchases Sales
Multifactor U.S. Equity Fund $ 45,756,568 $ 118,905,005
Equity Income Fund 18,068,512 49,317,851
Sustainable Aware Equity Fund 63,865,041 88,348,746
U.S. Strategic Equity Fund 991,454,511 1,201,582,369
U.S. Small Cap Equity Fund 276,149,702 446,894,778
Multifactor International Equity Fund 20,777,378 56,816,607

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 747
During the period ended April 30, 2025, the Funds’ purchases and sales of U.S. government and agency obligations (excluding short-term investments, options and repurchase agreements) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S.
Cash Management Fund is disclosed within the Fund’s Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
Funds Purchases Sales
International Developed Markets Fund 139,454,374 222,012,463
Global Equity Fund 462,103,661 560,269,400
Emerging Markets Fund 235,661,360 274,203,858
Tax-Managed U.S. Large Cap Fund 1,804,982,014 1,606,037,822
Tax-Managed U.S. Mid & Small Cap Fund 462,157,024 485,302,277
Tax-Managed International Equity Fund 641,270,765 514,987,536
Tax-Managed Real Assets Fund 316,453,372 251,297,291
Opportunistic Credit Fund 172,990,821 128,864,212
Long Duration Bond Fund 22,205,998 3,317,467
Strategic Bond Fund 597,413,602 498,902,835
Investment Grade Bond Fund 211,237,982 212,585,923
Short Duration Bond Fund 146,881,449 150,172,420
Tax-Exempt High Yield Bond Fund 398,026,748 256,643,322
Tax-Exempt Bond Fund 1,778,448,297 1,565,623,599
Global Infrastructure Fund 122,131,334 143,305,241
Global Real Estate Securities Fund 129,023,120 165,395,665
Multi-Strategy Income Fund 119,464,767 153,609,725
Multi-Asset Strategy Fund 240,679,891 235,501,960
Funds Purchases Sales
Opportunistic Credit Fund $ 1,917,625 $ 2,790,318
Long Duration Bond Fund 191,078,790 94,405,855
Strategic Bond Fund 50,254,934 30,739,916
Investment Grade Bond Fund 210,059,317 210,748,184
Short Duration Bond Fund 63,820,033 81,805,616
Funds Asset Level Fee
Multifactor U.S. Equity Fund All assets .30%
Equity Income Fund All assets .55%
Sustainable Aware Equity Fund All assets .55%

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
748 Notes to Financial Statements
Funds Asset Level Fee
U.S. Strategic Equity Fund First $1 billion .58%
Next $2 billion .54%
Next $3 billion .51%
In excess of $6 billion .49%
U.S. Small Cap Equity Fund All assets .70%
Multifactor International Equity Fund All assets .45%
International Developed Markets Fund All assets .70%
Global Equity Fund First $1 billion .73%
Next $2 billion .69%
Next $3 billion .66%
In excess of $6 billion .64%
Emerging Markets Fund First $1 billion .93%
Next $2 billion .89%
Next $3 billion .86%
In excess of $6 billion .84%
Tax-Managed U.S. Large Cap Fund First $1 billion .70%
Next $2 billion .66%
Next $3 billion .63%
Next $2 billion .61%
In excess of $8 billion .59%
Tax-Managed U.S. Mid & Small Cap Fund First $1 billion .98%
Next $2 billion .94%
Next $3 billion .91%
In excess of $6 billion .89%
Tax-Managed International Equity Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Tax-Managed Real Assets Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Opportunistic Credit Fund First $1 billion .58%
Next $2 billion .54%
Next $3 billion .51%
In excess of $6 billion .49%
Long Duration Bond Fund All assets .15%
Strategic Bond Fund First $1 billion .40%
Next $2 billion .36%
Next $3 billion .33%
In excess of $6 billion .31%
Investment Grade Bond Fund All assets .25%
Short Duration Bond Fund First $1 billion .35%
Next $2 billion .31%
Next $3 billion .28%
In excess of $6 billion .26%

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 749
The annual administrative fee of up to 0.05% specified in the table below is based on the average daily net assets of each Fund and is payable monthly to RIFUS.
Funds Asset Level Fee
Tax-Exempt High Yield Bond Fund All assets .47%
Tax-Exempt Bond Fund All assets .30%
Global Infrastructure Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Global Real Estate Securities Fund First $1 billion .80%
Next $2 billion .76%
Next $3 billion .73%
In excess of $6 billion .71%
Multi-Strategy Income Fund First $1 billion .53%
Next $2 billion .49%
Next $3 billion .46%
In excess of $6 billion .44%
Multi-Asset Strategy Fund First $1 billion .72%
Next $2 billion .68%
Next $3 billion .65%
In excess of $6 billion .63%
Funds Fee*
Multifactor U.S. Equity Fund .05%
Equity Income Fund .05
Sustainable Aware Equity Fund .05
U.S. Strategic Equity Fund .05
U.S. Small Cap Equity Fund .05
Multifactor International Equity Fund .05
International Developed Markets Fund .05
Global Equity Fund .05
Emerging Markets Fund .05
Tax-Managed U.S. Large Cap Fund .05
Tax-Managed U.S. Mid & Small Cap Fund .05
Tax-Managed International Equity Fund .05
Tax-Managed Real Assets Fund .05
Opportunistic Credit Fund .05
Long Duration Bond Fund .05
Strategic Bond Fund .05
Investment Grade Bond Fund .05
Short Duration Bond Fund .05
Tax-Exempt High Yield Bond Fund .05
Tax-Exempt Bond Fund .05
Global Infrastructure Fund .05
Global Real Estate Securities Fund .05
Multi-Strategy Income Fund .05
Multi-Asset Strategy Fund .05

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
750 Notes to Financial Statements
* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.
The following shows the respective totals for advisory and administrative fees for the period ended April 30, 2025.
RIM has agreed to certain waivers of its advisory fees as follows:
For the Equity Income Fund, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed
0.67% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2025, RIM has contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
level expenses to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-
level expenses do not include Rule 12b-1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. The total amount of the waiver for the period ended April 30, 2025 was $87,422. There were no reimbursements for the period ended April 30, 2025.
For the Sustainable Aware Equity Fund, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2025, RIM has contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-
level expenses do not include Rule 12b-1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid
Funds Advisory Administrative
Multifactor U.S. Equity Fund
$ 589,782 $ 94,075
Equity Income Fund
476,019 41,415
Sustainable Aware Equity Fund
466,592 40,596
U.S. Strategic Equity Fund
8,676,717 754,065
U.S. Small Cap Equity Fund
2,470,811 168,896
Multifactor International Equity Fund
301,653 32,076
International Developed Markets Fund
3,589,802 245,438
Global Equity Fund
6,907,483 465,323
Emerging Markets Fund
3,402,137 175,076
Tax-Managed U.S. Large Cap Fund
30,113,103 2,277,620
Tax-Managed U.S. Mid & Small Cap Fund
7,828,304 388,420
Tax-Managed International Equity Fund
16,589,419 978,384
Tax-Managed Real Assets Fund
4,391,856 247,794
Opportunistic Credit Fund
1,360,772 112,295
Long Duration Bond Fund
286,074 91,283
Strategic Bond Fund
3,838,589 483,944
Investment Grade Bond Fund
1,215,344 232,665
Short Duration Bond Fund
761,495 104,126
Tax-Exempt High Yield Bond Fund
5,035,943 512,817
Tax-Exempt Bond Fund
8,670,310 1,383,239
Global Infrastructure Fund
1,434,952 80,797
Global Real Estate Securities Fund
1,514,171 90,577
Multi-Strategy Income Fund
772,497 69,755
Multi-Asset Strategy Fund
2,040,339 135,620

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 751
to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. The total amount of the waiver for the period ended April 30, 2025 was $99,017. There were no reimbursements for the period ended April 30, 2025.
For the U.S. Strategic Equity Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.47%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.47%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30,
2025 was $1,270,644.
For the Multifactor International Equity Fund, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.64% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2025, RIM has contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.64% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include Rule 12b-1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2025 was $109,140. There were no reimbursements for the period ended April 30, 2025.
For the International Developed Markets Fund, RIM contractually agreed, until February 28, 2025, to waive 0.02% of its advisory fee. Effective March 1, 2025, RIM has contractually agreed, until February 28, 2026, to waive 0.02% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2025 was $102,566.
For the Global Equity Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.68%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.68%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2025 was $
295,590.
For the Emerging Markets Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.83%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.83%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30,
2025 was $365,821.
For the Tax-Managed U.S. Large Cap Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.65%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.65%. This waiver may not be terminated during the relevant period except with Board approval. There were no waived amounts for the period ended April
30, 2025.
For the Tax-Managed U.S. Mid & Small Cap Fund, RIM entered into a contractual fee waiver agreement, until February 28,
2025, that resulted in an effective advisory fee not to exceed 0.96%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.96%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended
April 30, 2025 was $36,017.
For the Tax-Managed International Equity Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.74%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.74%. This waiver may not

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
752 Notes to Financial Statements
be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April
30, 2025 was $1,462,338.
For the Tax-Managed Real Assets Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.76%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.76%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April
30, 2025 was $456,846.
For the Opportunistic Credit Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.493%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.493%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30,
2025 was $204,116.
For the Long Duration Bond Fund, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.34% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2025, RIM has contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.34% of the average daily net assets of the
Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include Rule 12b-1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/
or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. There were no waived amounts for the period ended April 30, 2025. There were no reimbursements for the period ended April 30, 2025.
For the Strategic Bond Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.32%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.32%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2025 was
$585,769.
For the Investment Grade Bond Fund, RIM contractually agreed, until February 28, 2025, to waive 0.01% of its advisory fee.
Effective March 1, 2025, RIM has contractually agreed, until February 28, 2026, to waive 0.01% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2025 was $48,614.
For the Short Duration Bond Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.292%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.292%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30,
2025 was $126,191.
For the Tax-Exempt High Yield Bond Fund, RIM contractually agreed, until February 28, 2025, to waive 0.12% of its advisory fee. Effective March 1, 2025, RIM has contractually agreed, until February 28, 2026, to waive 0.12% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2025 was $1,285,773.
For the Global Infrastructure Fund, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.83% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2025, RIM has contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.83% of the average daily net assets of the
Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 753
approval. Direct Fund-level expenses do not include Rule 12b-1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2025 was $343,424. There were no reimbursements for the period ended April 30, 2025.
For the Global Real Estate Securities Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.72%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.72%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April
30, 2025 was $151,417.
For the Multi-Strategy Income Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.36%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.36%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30,
2025 was $247,782.
For the Multi-Asset Strategy Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.54%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.54%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30,
2025 was $510,085.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2025 were as follows:

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
754 Notes to Financial Statements
RIFUS has contractually agreed to waive, through February 28, 2026, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Funds Amount
Multifactor U.S. Equity Fund
$ 73,530
Equity Income Fund
160,096
Sustainable Aware Equity Fund
160,039
U.S. Strategic Equity Fund
2,995,783
U.S. Small Cap Equity Fund
624,477
Multifactor International Equity Fund
36,444
International Developed Markets Fund
982,586
Global Equity Fund
1,286,701
Emerging Markets Fund
622,880
Tax-Managed U.S. Large Cap Fund
9,518,628
Tax-Managed U.S. Mid & Small Cap Fund
1,623,393
Tax-Managed International Equity Fund
4,088,401
Tax-Managed Real Assets Fund
1,035,529
Opportunistic Credit Fund
408,885
Long Duration Bond Fund
296,492
Strategic Bond Fund
1,748,050
Investment Grade Bond Fund
794,958
Short Duration Bond Fund
234,695
Tax-Exempt High Yield Bond Fund
2,142,955
Tax-Exempt Bond Fund
5,780,206
Global Infrastructure Fund
290,739
Global Real Estate Securities Fund
316,317
Multi-Strategy Income Fund
208,304
Multi-Asset Strategy Fund
478,856
Funds/Classes Waivers
Multifactor U.S. Equity Fund-Class M .15%
Multifactor U.S. Equity Fund-Class R6 .02
Equity Income Fund-Class S .04
Sustainable Aware Equity Fund-Class S .04
U.S. Strategic Equity Fund-Class A, C, & S .02
U.S. Strategic Equity Fund-Class M .12
U.S. Small Cap Equity Fund-Class M .14
U.S. Small Cap Equity Fund-Class R6 .02
U.S. Small Cap Equity Fund-Class S .04
Multifactor International Equity Fund-Class M .15
Multifactor International Equity Fund-Class R6 .02
International Developed Markets Fund-Class M .14
International Developed Markets Fund-Class S .04
Global Equity Fund-Class M .10
Emerging Markets Fund-Class A, C, R6 & S .02
Emerging Markets Fund-Class M .12
Tax-Managed U.S. Large Cap Fund-Class M .10
Tax-Managed U.S. Mid & Small Cap Fund-Class A .02
Tax-Managed U.S. Mid & Small Cap Fund-Class C & S .05
Tax-Managed U.S. Mid & Small Cap Fund-Class M .15
Tax-Managed International Equity Fund-Class M .10
Tax-Managed Real Assets Fund-Class M .10
Opportunistic Credit Fund-Class A,C & S .12
Opportunistic Credit Fund-Class M .17

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 755
For the period ended April 30, 2025, the total transfer agency fee waivers were as follows:
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIC, pursuant to a distribution agreement with RIC.
Funds/Classes Waivers
Long Duration Bond Fund-Class M .15
Strategic Bond Fund-Class A & C .04
Strategic Bond Fund-Class M .16
Strategic Bond Fund-Class S .06
Strategic Bond Fund-Class R6 .02
Investment Grade Bond Fund-Class M .14
Investment Grade Bond Fund-Class S .04
Investment Grade Bond Fund-Class R6 .02
Short Duration Bond Fund-Class A,C & S .12
Short Duration Bond Fund-Class M .17
Short Duration Bond Fund-Class R6 .02
Tax-Exempt High Yield Bond Fund-Class M .10
Tax-Exempt High Yield Bond Fund-Class S .03
Tax-Exempt Bond Fund-Class A .02
Tax-Exempt Bond Fund-Class C & S .06
Tax-Exempt Bond Fund-Class M .16
Global Infrastructure Fund-Class A,C & S .02
Global Infrastructure Fund-Class M .12
Global Real Estate Securities Fund-Class M .10
Global Real Estate Securities Fund-Class R6 .02
Multi-Strategy Income Fund-Class M .10
Multi-Asset Strategy Fund-Class M .10
Funds Amount
Multifactor U.S. Equity Fund $ 1,025
Equity Income Fund 25,238
Sustainable Aware Equity Fund 24,256
U.S. Strategic Equity Fund 589,589
U.S. Small Cap Equity Fund 167,482
Multifactor International Equity Fund 1,132
International Developed Markets Fund 287,653
Global Equity Fund 144,520
Emerging Markets Fund 115,126
Tax-Managed U.S. Large Cap Fund 1,258,958
Tax-Managed U.S. Mid & Small Cap Fund 602,542
Tax-Managed International Equity Fund 570,468
Tax-Managed Real Assets Fund 151,346
Opportunistic Credit Fund 258,478
Long Duration Bond Fund 43,988
Strategic Bond Fund 689,343
Investment Grade Bond Fund 236,940
Short Duration Bond Fund 148,434
Tax-Exempt High Yield Bond Fund 514,744
Tax-Exempt Bond Fund 2,527,375
Global Infrastructure Fund 49,881
Global Real Estate Securities Fund 29,134
Multi-Strategy Income Fund 14,264
Multi-Asset Strategy Fund 56,786

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
756 Notes to Financial Statements
The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the
Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the
Class A and Class C Shares subject to the Plan. 12b-1 distribution payments are 0.25% and 0.75% of the average daily net assets of a Fund’s Class A and Class C Shares, respectively, on an annual basis.
In addition, the Investment Company has adopted a shareholder services plan under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C Shares of the Funds. The shareholder servicing payments will not exceed 0.25% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A and
Class C Shares of the Funds may not exceed 7.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions.
Pursuant to the rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), these limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of Class A or Class C Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended April 30, 2025:
Affiliated Brokerage Transactions
Substantially all of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation
Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds,
RIM reviews third-party reports regarding RIIS’ trade execution quality and commission rates relative to commission rates for
Funds
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Multifactor U.S. Equity Fund $ — $ 23,280 $ 3,643
Equity Income Fund — 1,566 219
Sustainable Aware Equity Fund — 7,165 1,026
U.S. Strategic Equity Fund — 8,792 1,606
U.S. Small Cap Equity Fund — 3,151 513
International Developed Markets Fund — 253 41
Global Equity Fund — 2,102 319
Emerging Markets Fund — 119 18
Tax-Managed U.S. Large Cap Fund — 108,187 16,821
Tax-Managed U.S. Mid & Small Cap Fund — 36,840 6,916
Tax-Managed International Equity Fund 1,640 24,998 4,227
Tax-Managed Real Assets Fund 736 4,972 909
Opportunistic Credit Fund — 2,056 406
Long Duration Bond Fund — — —
Strategic Bond Fund — 2,023 423
Investment Grade Bond Fund — 1,842 393
Short Duration Bond Fund — 438 88
Tax-Exempt High Yield Bond Fund — 14,913 2,986
Tax-Exempt Bond Fund — 24,448 4,975
Global Infrastructure Fund — 1,003 190
Global Real Estate Securities Fund — 3,170 506
Multi-Strategy Income Fund — 6,764 1,249
Multi-Asset Strategy Fund — 80 17

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 757
comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission.
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended April 30, 2025, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the
Investment Company Act, as follows (amounts in thousands):
Board of Trustees (Form N-CSR Item 10)
The Russell Investments fund complex consists of RIC, Russell Investment Funds (“RIF”), Russell Investments Exchange
Traded Funds (“RIETF”), the Russell Investments Strategic Credit Fund (“RISCF”), and the Russell Investments New Economy
Infrastructure Fund (“RINEIF”). Each of the Trustees on the Board is a Trustee of RIC, RIF, RIETF, RISCF, and RINEIF.
The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended April 30, 2025, the regular compensation paid to the Trustees by the Russell Investments fund complex was $1,149,000. Trustees’ fees accrued for each Fund for the period ended April 30, 2025 are shown in each Fund’s Statement of Operations.
5. Federal Income Taxes
As of April 30, 2025, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
Funds Purchases Sales
Realized
Gain (Loss)
Tax-Exempt High Yield Bond Fund $ 6,804 $ 8,765 $ (377)
Tax-Exempt Bond Fund 21,905 37,693 (524)

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
758 Notes to Financial Statements
6. Record Ownership
As of April 30, 2025, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The
No Expiration
Funds Short-Term Long-Term Totals
Multifactor International Equity Fund $ 8,325,816 $ 24,415,356 $ 32,741,172
International Developed Markets Fund — 10,802,646 10,802,646
Emerging Markets Fund 48,010,592 — 48,010,592
Tax-Managed U.S. Large Cap Fund 202,812,020 — 202,812,020
Tax-Managed U.S. Mid & Small Cap Fund 18,614,377 — 18,614,377
Tax-Managed International Equity Fund 534,440,753 24,277,064 558,717,817
Tax-Managed Real Assets Fund 85,559,674 8,830,302 94,389,976
Opportunistic Credit Fund 32,232,310 106,987,780 139,220,090
Long Duration Bond Fund 547,298 3,734,838 4,282,136
Strategic Bond Fund 234,196,334 337,779,198 571,975,532
Investment Grade Bond Fund 35,512,679 48,554,722 84,067,401
Short Duration Bond Fund 2,589,705 11,993,397 14,583,102
Tax-Exempt High Yield Bond Fund 44,907,451 42,963,220 87,870,671
Tax-Exempt Bond Fund 76,933,366 156,333,684 233,267,050
Global Real Estate Securities Fund 48,337,940 16,159,878 64,497,818
Multi-Strategy Income Fund 24,459,227 — 24,459,227
Multi-Asset Strategy Fund 19,026,205 — 19,026,205
Funds # of Shareholders %
Multifactor U.S. Equity Fund
3 70.9
Equity Income Fund
3 48.2
Sustainable Aware Equity Fund
3 49.7
U.S. Strategic Equity Fund
4 73.4
U.S. Small Cap Equity Fund
4 64.9
Multifactor International Equity Fund
5 90.5
International Developed Markets Fund
5 80.3
Global Equity Fund
4 49.3
Emerging Markets Fund
4 65.6
Tax-Managed U.S. Large Cap Fund
4 78.8
Tax-Managed U.S. Mid & Small Cap Fund
5 88.5
Tax-Managed International Equity Fund
4 82.1
Tax-Managed Real Assets Fund
4 77.9
Opportunistic Credit Fund
3 59.2
Long Duration Bond Fund
4 58.6
Strategic Bond Fund
4 67.7
Investment Grade Bond Fund
6 81.9
Short Duration Bond Fund
3 61.6
Tax-Exempt High Yield Bond Fund
5 90.7
Tax-Exempt Bond Fund
4 80.6
Global Infrastructure Fund
4 60.6
Global Real Estate Securities Fund
4 70.2
Multi-Strategy Income Fund
2 50.7
Multi-Asset Strategy Fund
5 72.2

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2025 (Unaudited)
Notes to Financial Statements 759
unfunded loan commitments are footnoted in the Schedules of Investments. As of April 30,2025, the Funds had no unfunded loan commitments.
8. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 11, 2026, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended April 30, 2025.
9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.

Russell Investment Company
Affiliated Brokerage Transactions — April 30, 2025 (Unaudited)
760 Affiliated Brokerage Transactions
As discussed in Note 4 in the Notes to Financial Statements contained in this semi-annual report, substantially all of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation Services, LLC (“RIIS”),
a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds' equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds, RIM reviews third-party reports regarding RIIS’ trade execution quality and commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission. A money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers. RIIS may also execute foreign currency transactions (“FX transactions”) on an agency basis on behalf of the Funds. RIIS may charge the Funds an agency fee for effecting FX transactions.
The table below sets forth: (1) the aggregate dollar amount of brokerage commissions paid by the Funds for the period ended April
30, 2025 to any broker that is an affiliated person of a Fund, RIM or the relevant money manager; (2) for RIIS, an affiliated person of RIM, the net amount of the RIIS commission after payment by RIIS of any commissions or fees to third party brokers, generally for clearing and settlement services; and (3) agency fees paid to RIIS for effecting foreign currency transactions ("FX Fees").
Funds Affiliated Broker
Total
Commissions RIIS Net RIIS FX Fees
Multifactor U.S. Equity Fund RIIS $ 4,788 $ 4,259 $
—
Equity Income Fund RIIS 2,924 2,655
—
Sustainable Aware Equity Fund RIIS 1,542 1,386
—
U.S. Strategic Equity Fund RIIS 29,403 26,504
—
U.S. Small Cap Equity Fund RIIS 74,718 63,494 370
Multifactor International Equity Fund RIIS 7,784 6,362 7,011
International Developed Markets Fund RIIS 37,863 29,449 30,012
Global Equity Fund RIIS 43,538 35,334 30,305
Emerging Markets Fund RIIS 85,419 52,237 15,135
Tax-Managed U.S. Large Cap Fund RIIS 161,490 148,104
—
Tax-Managed U.S. Mid & Small Cap Fund RIIS 145,455 127,655
—
Tax-Managed International Equity Fund RIIS 171,046 126,903 51,264
Tax-Managed Real Assets Fund RIIS 63,766 46,792 16,421
Global Infrastructure Fund RIIS 17,337 13,549 9,315
Global Real Estate Securities Fund RIIS 20,368 17,200 9,540
Multi-Strategy Income Fund RIIS 7,446 5,282 2,203
Multi-Asset Strategy Fund RIIS 21,979 15,637 7,468

Russell Investment Company
Basis for Approval of Investment Advisory Contracts — (Unaudited)
Basis for Approval of Investment Advisory Contracts 761
Quarterly Approval of Money Manager Contracts
At the quarterly Board meeting held on December 10, 2024, the Board received a proposal from RIM to approve a new portfolio management contract for the Strategic Bond Fund with an affiliate of an existing money manager. At the quarterly Board meeting held on February 25, 2025, the Board received proposals from RIM to approve new portfolio management contracts for the U.S.
Small Cap Equity Fund and the Tax-Managed U.S. Mid & Small Cap Fund.
The Trustees approved the terms of each of the proposed new portfolio management contracts based upon their consideration of, among other information, RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy); RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager;
performance information for the new Money Managers; information as to any significant business relationships between the Money
Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter (“RIFIS”); the CCO’s current or prior evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and current or prior certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs, if any, of transitioning Fund assets to the Money Manager or its strategy.
The Trustees’ approvals also reflected their findings at prior meetings, including their May 20, 2024 meeting, in connection with their evaluation and approval of the Funds’ existing investment advisory agreement with RIM and portfolio management contracts with then-current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of the existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money Managers’ investment advisory fees are paid by RIM.

Russell Investment Company
Adviser, Money Managers and Service Providers — April 30, 2025 (Unaudited)
762 Adviser, Money Managers and Service Providers
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen M. Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Kari Seabrands, Treasurer, Chief Accounting Officer &
Chief Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
Equity Income Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Sustainable Aware Equity Fund
Beutel, Goodman & Company Ltd., Toronto, Ontario,
Canada
Coho Partners, Ltd., Berwyn, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Mar Vista Investment Partners, LLC, Los Angeles, CA
Sustainable Growth Advisers, LP, Stamford, CT
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Lord, Abbett & Co. LLC, Jersey City, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Global Equity Fund
Algert Global LLC, San Francisco, CA
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Sanders Capital, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Emerging Markets Fund
Axiom Investors LLC, Greenwich, CT
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Numeric Investors LLC, Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Pzena Investment Management LLC, New York, NY
Sands Capital Management, LLC, Arlington, VA
Tax-Managed U.S. Large Cap Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
J.P. Morgan Investment Management Inc., New York, NY
Sustainable Growth Advisers, LP, Stamford, CT
William Blair Investment Management, LLC, Chicago, IL
Tax-Managed U.S. Mid & Small Cap Fund
Ancora Advisors, LLC, Mayfield Heights, OH
Copeland Capital Management LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Lord, Abbett & Co. LLC, Jersey City, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Polen Capital Management, LLC, Boca Raton, FL
Royce & Associates, LP, New York, NY
Summit Creek Advisors, LLC, Minneapolis, MN
Tax-Managed International Equity Fund
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Pzena Investment Management LLC, New York, NY
RWC Asset Advisors (US) LLC, Miami, FL
Wellington Management Company LLP, Boston, MA

Russell Investment Company
Adviser, Money Managers and Service Providers — April 30, 2025 (Unaudited)
Adviser, Money Managers and Service Providers 763
Tax-Managed Real Assets Fund
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Grantham Mayo Van Otterloo & Co. LLC, Boston, MA
RREEF America L.L.C. operating under the brand name
DWS, Chicago, IL
Opportunistic Credit Fund
Barings LLC, Charlotte, NC, and Baring International
Investment Limited, London, United Kingdom
Marathon Asset Management, L.P., New York, NY
Voya Investment Management Co. LLC, New York, NY
Strategic Bond Fund
Allspring Global Investments, LLC, Charlotte, NC
RBC Global Asset Management (UK) Limited, London, UK
Schroder Investment Management North America Inc., New
York, NY
Investment Grade Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Schroder Investment Management North America Inc., New
York, NY
Short Duration Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Scout Investments, Inc., Kansas City, MO
Tax-Exempt High Yield Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Tax-Exempt Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Global Infrastructure Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Nuveen Asset Management, LLC, Chicago, IL
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia, and DWS
Alternatives Global Limited, London, United Kingdom,
operating under the brand name DWS
Multi-Strategy Income Fund
Algert Global LLC, San Francisco, CA
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Marathon Asset Management, L.P., New York, NY
MFS Institutional Advisors, Inc., Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
PineStone Asset Management Inc., Montreal, Quebec
RWC Asset Advisors (US) LLC, Miami, FL
Multi-Asset Strategy Fund
Algert Global LLC, San Francisco, CA
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Marathon Asset Management, L.P., New York, NY
MFS Institutional Advisors, Inc., Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
PineStone Asset Management Inc., Montreal, Quebec
RWC Asset Advisors (US) LLC, Miami, FL
Note: Multifactor U.S. Equity, Multifactor International Equity and Long
Duration Bond Funds are directly managed by RIM.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included in Note 4 in the Notes to Financial Statements in the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 15.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.  Exhibit List

(a)    Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(b)   Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  June 25, 2025

By:      /s/ Kari Seabrands
            Kari Seabrands
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Company
Date:  June 25, 2025